As filed with the Securities and Exchange Commission on July 29, 2005

File Nos. 33-12113

811-5028

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement

Under

the Securities Act of 1933	☒
Post-Effective Amendment No. 101	☒
and
Registration Statement Under the Investment Company Act of 1940	☒
Amendment No. 120	☒

PIMCO Funds

(Exact Name of Registrant as Specified in Charter)

840 Newport Center Drive

Newport Beach, California 92660

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including area code:

(949) 720-6533

Robert W. Helm, Esq. Dechert LLP 1775 I Street, N.W. Washington, D.C. 20006	R. Wesley Burns Pacific Investment Management Company 840 Newport Center Drive Newport Beach, California 92660
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously-filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 101 to the Registration Statement of PIMCO Funds (the “Trust” or the “Registrant”) on Form N-1A (File No. 33-12113) (the “Amendment”) is being filed to (i) amend and supplement Post-Effective Amendment No. 99 filed May 27, 2005, and (ii) to provide updated financial information for and to make other non-material changes to the prospectuses of each of the following classes: (a) the Advisor Class; (b) the Institutional and Administrative Classes; (c) Classes A, Class B and Class C; (d) Class D; and (e) Class R.

PIMCO Funds

Prospectus

July 29, 2005

Bond Funds

Share Classes	SHORT-DURATION BOND FUNDS	CORPORATE BOND FUNDS
A B C	PIMCO Money Market Fund	PIMCO Diversified Income Fund
	PIMCO Short-Term Fund	PIMCO High Yield Fund
	PIMCO Low Duration Fund	PIMCO Investment Grade Corporate Bond Fund
	PIMCO Floating Income Fund	INTERNATIONAL BOND FUNDS
	GOVERNMENT BOND FUND	PIMCO Global Bond Fund (U.S. Dollar-Hedged)
	PIMCO Long-Term U.S. Government Fund	PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)
	MORTGAGE-BACKED BOND FUNDS	PIMCO Foreign Bond Fund (Unhedged)
	PIMCO GNMA Fund	PIMCO Emerging Markets Bond Fund
	PIMCO Total Return Mortgage Fund	PIMCO Developing Local Markets Fund

This cover is not part of the Prospectus.

PIMCO Funds Prospectus

PIMCO Funds

July 29, 2005

Share Classes A, B and C

This prospectus describes 15 mutual funds offered by PIMCO Funds (the “Trust”). The Funds provide access to the professional investment advisory services offered by Pacific Investment Management Company LLC (“PIMCO”). As of June 30, 2005, PIMCO managed approximately $493 billion in assets.

This prospectus explains what you should know about the Funds before you invest. Please read it carefully.

The Securities and Exchange Commission has not approved or disapproved these securities, or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Prospectus	1

Summary Information

The table below compares certain investment characteristics of the Funds. Other important characteristics are described in the individual Fund Summaries beginning on page 4. Following the table are certain key concepts which are used throughout the prospectus.

		Main Investments	Duration	Credit Quality (1)	Non-U.S. Dollar Denominated Securities(2)
Short Duration Bond Funds	Money Market	Money market instruments	≤ 90 days dollar-weighted average maturity	Min 95% Prime 1; ≤ 5% Prime 2	0%
	Floating Income	Variable and floating-rate securities and their economic equivalents	0–1 year	Caa to Aaa; max 10% below B	0–30%
	Short-Term	Money market instruments and short maturity fixed income securities	0–1 year	B to Aaa; max 10% below Baa	0–10%
	Low Duration	Short maturity fixed income securities	1–3 years	B to Aaa; max 10% below Baa	0–30%
Intermediate Duration Bond Funds	Investment Grade Corporate Bond	Corporate fixed income securities	3–7 years	B to Aaa; max 10% below Baa	0–30%
	Diversified Income	Investment grade corporate, emerging market and high yield fixed income securities	3–8 years	Max 10% below B	0–30%
Long Duration Bond Funds	Long-Term U.S. Government	Long-term maturity fixed income securities	≥ 8 years	A to Aaa	0%
International Bond Funds	Foreign Bond (Unhedged)	Intermediate maturity non-U.S. fixed income securities	3–7 years	B to Aaa; max 10% below Baa	≥ 80%(3)
	Foreign Bond (U.S. Dollar-Hedged)	Intermediate maturity hedged non-U.S. fixed income securities	3–7 years	B to Aaa; max 10% below Baa	≥ 80%(3)
	Global Bond (U.S. Dollar-Hedged)	U.S. and hedged non-U.S. intermediate maturity fixed income securities	3–7 years	B to Aaa; max 10% below Baa	25–75%(3)
	Developing Local Markets Fund	Currencies or fixed income securities denominated in currencies of non-U.S. countries	0–8 years	Max 15% below B	≥ 80%(3)
	Emerging Markets Bond	Emerging market fixed income securities	0–8 years	Max 15% below B	≥ 80%(3)
High Yield Bond Funds	High Yield	Higher yielding fixed income securities	2–6 years	Caa to Aaa; min 80% below Baa subject to max 5% Caa	0–20%
Mortgage-Backed Bond Funds	GNMA	Short to intermediate maturity mortgage-related fixed income securities issued by the Government National Mortgage Association	1–7 years	Baa to Aaa; max 10% below Aaa	0%
	Total Return Mortgage	Short to intermediate maturity mortgage-related fixed income securities	1–7 years	Baa to Aaa; max 10% below Aaa	0%

(1)	As rated by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Service (“S&P”), or if unrated, determined by PIMCO to be of comparable quality.
(2)	Each Fund (except the Long-Term U.S. Government Fund) may invest beyond these limits in U.S. dollar-denominated securities of non-U.S. issuers.
(3)	The percentage limitation relates to securities of non-U.S. issuers denominated in any currency.

2	PIMCO Funds

Summary Information (continued)

Fixed Income Instruments

Consistent with each Fund’s investment policies, each Fund invests in “Fixed Income Instruments,” which as used in this prospectus includes:

•	securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (“U.S. Government Securities”);
•	corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;
•	mortgage-backed and other asset-backed securities;
•	inflation-indexed bonds issued both by governments and corporations;
•	structured notes, including hybrid or “indexed” securities, event-linked bonds and loan participations;
•	delayed funding loans and revolving credit facilities;
•	bank certificates of deposit, fixed time deposits and bankers’ acceptances;
•	repurchase agreements and reverse repurchase agreements;
•	debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;
•	obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and
•	obligations of international agencies or supranational entities.

Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury.

Each Fund differs from the others primarily in the length of the Fund’s duration or the proportion of its investments in certain types of fixed income securities.

The Funds may invest in derivatives based on Fixed Income Instruments.

Duration

Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. Similarly, a Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration. By way of example, the price of a bond fund with a duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point.

Credit Ratings

In this prospectus, references are made to credit ratings of debt securities, which measure an issuer’s expected ability to pay principal and interest over time. Credit ratings are determined by rating organizations, such as S&P or Moody’s. The following terms are generally used to describe the credit quality of debt securities depending on the security’s credit rating or, if unrated, credit quality as determined by PIMCO:

•	high quality
•	investment grade
•	below investment grade (“high yield securities” or “junk bonds”)

For a further description of credit ratings, see “Appendix A—Description of Securities Ratings.” As noted in Appendix A, Moody’s and S&P may modify their ratings of securities to show relative standing within a rating category, with the addition of numerical modifiers (1,2 or 3) in the case of Moody’s, and with the addition of a plus (+) or minus (-) sign in the case of S&P. A Fund may purchase a security, regardless of any rating modification, provided the security is rated at or above the Fund’s minimum rating category. For example, a Fund may purchase a security rated B3 by Moody’s, or B- by S&P, provided the Fund may purchase securities rated B.

Fund Descriptions, Performance and Fees

The Funds provide a broad range of investment choices. The following summaries identify each Fund’s investment objective, principal investments and strategies, principal risks, performance information and fees and expenses. A more detailed “Summary of Principal Risks” describing principal risks of investing in the Funds begins after the Fund Summaries. Investors should be aware that the investments made by a Fund and the results achieved by a Fund at any given time are not expected to be the same as those made by other mutual funds for which PIMCO acts as investment adviser, including mutual funds with names, investment objectives and policies similar to the Funds. Please see “Disclosure of Portfolio Holdings” in the Statement of Additional Information for information about the availability of the complete schedule of each Fund’s holdings.

It is possible to lose money on investments in the Funds.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Prospectus	3

PIMCO Developing Local Markets Fund	Ticker Symbols: N/A (A Class) N/A (B Class) N/A (C Class)

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management Fund Category International Bond	Fund Focus Currencies or fixed income securities denominated in currencies of non-U.S. countries Average Portfolio Duration 0–8 years	Credit Quality Maximum 15% below B Dividend Frequency Declared daily and distributed monthly

The Fund’s investment objective is maximum total return, consistent with preservation of capital and prudent investment management. The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in currencies of, or in Fixed Income Instruments denominated in the currencies of, developing markets. The Fund defines a “developing market” as any non-U.S. country, excluding those countries that have been classified by the World Bank as high-income OECD economies for the past five consecutive years. The Fund’s investments in currencies or Fixed Income Instruments may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. The Fund may, but is not required to, hedge its exposure to non-U.S. currencies. Assets not invested in currencies or securities denominated in currencies of non-U.S. countries described above may be invested in other types of Fixed Income Instruments.

The Fund may invest in the currencies and Fixed Income Instruments of emerging market countries. PIMCO generally considers an emerging market to be any country that is defined as an emerging or developing economy by the World Bank or its related organizations, or the United Nations or its authorities. PIMCO will select the Fund’s country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, and other specific factors PIMCO believes to be relevant. The Fund likely will concentrate its investments in Asia, Africa, the Middle East, Latin America and the developing countries of Europe. The Fund may invest in securities whose return is based on the return of an emerging securities market, such as a derivative instrument, rather than investing directly in securities of issuers from emerging markets.

The average portfolio duration of this Fund varies based on PIMCO’s forecast for interest rates and, under normal market conditions, is not expected to exceed eight years.

The Fund may invest all of its assets in high yield securities (“junk bonds”) subject to a maximum of 15% of its total assets in securities rated below B by Moody’s or by S&P or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income and capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage Risk • Foreign Investment Risk • Emerging Markets Risk	• Currency Risk • Issuer Non-Diversification Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The Fund does not have a full calendar year of performance. Thus, no bar chart or annual returns table is included for the Fund.

4	PIMCO Funds

PIMCO Developing Local Markets Fund (continued)

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class A or C shares of the Fund:

Shareholder Fees (fees paid directly from your investment)(1)

	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	Redemption Fee(2)
Class A	3.75%	1%(3)	2%
Class C	None	1%(4)	2%

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)	Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.
(3)	Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(4)	The CDSC on Class C shares is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses	Expense Reduction(3)	Net Fund Operating Expenses
Class A	0.45%	0.25%	0.66%	1.36%	0.01%	1.35%
Class C	0.45	1.00	0.66	2.11	0.01	2.10%

(1)	Due to the 12b-1 distribution fee imposed on Class C shares, a Class C shareholder may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
(2)	“Other Expenses” , which are based on estimated amounts for the initial fiscal year, reflects an administrative fee of 0.65% and organizational expenses.
(3)	PIMCO has contractually agreed, for the Fund’s current fiscal year (3/31), to waive its administrative fee, or reimburse the Fund, to the extent that, due to organizational expenses and/or the payment of the Fund’s pro rata share of Trustees’ fees, the total fund operating expenses exceed 1.3549% and 2.1049% of the Fund’s average net assets attributable to Class A and Class C shares, respectively. Under the Expense Limitation Agreement, which renews annually for a full fiscal year unless terminated by PIMCO upon at least 30 days’ notice prior to fiscal year-end, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples.  The Examples are intended to help you compare the cost of investing in Class A or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3
Class A	$680	$954
Class C	213	658

Prospectus	5

PIMCO Diversified Income Fund	Ticker Symbols: PDVAX (A Class) PDVBX (B Class) PDVCX (C Class)

Principal Investments and Strategies	Investment Objective Seeks maximum total return consistent with prudent investment management Fund Category Intermediate Duration Bond	Fund Focus Investment grade corporate, high yield and emerging market fixed income securities Average Portfolio Duration 3–8 years	Credit Quality Maximum 10% below B Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average portfolio duration of this Fund normally varies within a three- to eight-year time frame based on PIMCO’s forecast for interest rates.

The Fund may invest in a diversified pool of corporate fixed income securities of varying maturities. The Fund may invest all of its assets in high yield securities (“junk bonds”) subject to a maximum of 10% of its total assets in securities rated below B by Moody’s or by S&P or, if unrated, determined by PIMCO to be of comparable quality. In addition, the Fund may invest, without limit, in fixed income securities of issuers that economically are tied to emerging securities markets.

The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage Risk • Foreign Investment Risk • Emerging Markets Risk	• Currency Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risk of investing in the Fund by comparing the Fund’s average annual returns with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund’s Class A shares, but do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

6	PIMCO Funds

PIMCO Diversified Income Fund (continued)

Calendar Year Total Returns — Class A	More Recent Return Information

	1/1/05—6/30/05	2.79%

	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (7/1/04–9/30/04)	6.02%

	Lowest (4/1/04–6/30/04)	-3.16%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/04)

	1 Year	Fund Inception (7/31/03)
Class A Return Before Taxes	4.82%	10.20%
Class A Return After Taxes on Distributions(1)	3.01%	8.34%
Class A Return After Taxes on Distributions and Sale of Fund Shares(1)	3.09%	7.58%
Class B Return Before Taxes	4.60%	10.54%
Class C Return Before Taxes	7.09%	12.37%
Lehman Brothers Global Credit Hedged USD Index(2)	6.40%	7.52%
33% Lehman Brothers Global Aggregate Credit, ML—Global High Yield BB-B Rated Constrained Index, JPMorgan EMBI Global	9.10%	11.95%
Lipper Multi-Sector Income Funds Avg.(4)	8.41%	11.79%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for Class B and Class C shares will vary.
(2)	The Lehman Brothers Global Credit Hedged USD Index is an unmanaged index composed investment grade and high yield credit securities from the Multiverse represented in U.S. Dollars on a hedged basis. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The other benchmark is an equally weighted blend of the following three indices: Lehman Brothers Global Aggregate—Credit Component, Merrill Lynch Global High Yield, BB-B Rated, Constrained Index, JPMorgan EMBI Global. The Fund believes this self-blended index reflects the Fund’s investment strategy more accurately than the Lehman Brothers Global Credit Hedged USD Index. The Lehman Brothers Global Aggregate Index provides a broad-based measure of the global investment-grade fixed income markets. The Global High Yield BB-B Rated Constrained Index tracks the performance of below investment grade bonds of corporate issuers domiciled in countries having an investment grade foreign currency long term debt rating (based on a composite of Moody’s, S&P and Fitch). The index includes bonds denominated in US dollars, Canadian dollars, sterling, euro (or euro legacy currency), but excludes all multi-currency denominated bonds. Bonds must be rated below investment grade but at least B3 based on a composite of Moody’s, S&P and Fitch. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face value of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. The index is re-balanced on the last calendar day of the month. JPMorgan EMBI Global tracks total returns for United States Dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities. Brady bonds, loans, Eurobonds and local market instruments. This index only tracks the particular region or country. It is not possible to invest directly in this indexes. The indexes do not reflect deduction for fees, expenses or taxes.
(4)	The Lipper Multi-Sector Income Funds is a total return performance average of Funds tracked by Lipper, Inc. that seek current income by allocating assets among several different fixed income securities sectors (with no more than 65% in any one sector except for defensive purposes), including U.S. government and foreign governments, with a significant portion of assets in securities rated below investment grade. The index does not take into account sales charges on taxes.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class A, B or C shares of the Fund:

Shareholder Fees (fees paid directly from your investment)(1)

	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	Redemption Fee(2)
Class A	3.75%	1%(3)	2%
Class B	None	3.50%(4)	2%
Class C	None	1%(5)	2%

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)	Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.
(3)	Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(4)	The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under “Classes of Shares—Class A, B and C Shares—Contingent Deferred Sales Charges (CDSCs)—Class B Shares.”
(5)	The CDSC on Class C shares is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses
Class A	0.45%	0.25%	0.45%	1.15%
Class B	0.45	1.00	0.45	1.90
Class C	0.45	1.00	0.45	1.90

(1)	Due to the 12b-1 distribution fee imposed on Class B and Class C shares, a Class B or Class C shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
(2)	“Other Expenses” reflect an administrative fee of 0.45%.

Prospectus	7

PIMCO Diversified Income Fund (continued)

Examples.  The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem shares at the end of each period					Example: Assuming you do not redeem your shares
Share Class	Year 1	Year 3	Year 5	Year 10		Year 1	Year 3	Year 5	Year 10
Class A	$562	$799	$1,054	$1,785		$562	$799	$1,054	$1,785
Class B	693	896	1,225	1,933	*	193	596	1,025	1,933	*
Class C	292	595	1,024	2,217		192	595	1,024	2,217

*	For Class B shares purchased prior to October 1, 2004, this amount is $2,027.

8	PIMCO Funds

(THIS PAGE INTENTIONALLY LEFT BLANK)

Prospectus	9

PIMCO Emerging Markets Bond Fund	Ticker Symbols: PAEMX (A Class) PBEMX (B Class) PEBCX (C Class)

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management Fund Category International Bond	Fund Focus Emerging market fixed income securities Average Portfolio Duration 0–8 years	Credit Quality Maximum 15% below B Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments of issuers that economically are tied to countries with emerging securities markets. Such securities may be denominated in non-U.S. currencies and the U.S. dollar. A security is economically tied to an emerging market country if it is principally traded on the country’s securities markets, or the issuer is organized or principally operates in the country, derives a majority of its income from its operations within the country, or has a majority of its assets in the country. The average portfolio duration of the Fund varies based on PIMCO’s forecast for interest rates and, under normal market conditions, is not expected to exceed eight years.

PIMCO has broad discretion to identify and invest in countries that it considers to qualify as emerging securities markets. However, PIMCO generally considers an emerging securities market to be one located in any country that is defined as an emerging or developing economy by the World Bank or its related organizations, or the United Nations or its authorities. The Fund emphasizes countries with relatively low gross national product per capita and with the potential for rapid economic growth. PIMCO will select the Fund’s country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, and any other specific factors PIMCO believes to be relevant. The Fund likely will concentrate its investments in Asia, Africa, the Middle East, Latin America and the developing countries of Europe. The Fund may invest in securities whose return is based on the return of an emerging securities market, such as a derivative instrument, rather than investing directly in securities of issuers from emerging markets.

The Fund may invest all of its assets in high yield securities (“junk bonds”) subject to a maximum of 15% of its total assets in securities rated below B by Moody’s or by S&P or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Foreign Investment Risk • Emerging Markets Risk	• Currency Risk • Issuer Non-Diversification Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund’s Class A shares, but do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Principal Risks

Performance Information

10	PIMCO Funds

PIMCO Emerging Markets Bond Fund (continued)

Calendar Year Total Returns — Class A
	More Recent Return Information

	1/1/05–6/30/05	5.23%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (10/1/02–12/31/02)	16.91%

	Lowest (7/1/98–9/30/98)	-21.14%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/04)

	1 Year	5 Years	Fund Inception (7/31/97)
Class A Return Before Taxes	7.59%	18.37%	13.14%
Class A Return After Taxes on Distributions(1)	4.76%	13.18%	8.28%
Class A Return After Taxes on Distributions and Sale of Fund Shares(1)	4.91%	12.56%	8.08%
Class B Return Before Taxes	7.44%	18.34%	13.14%
Class C Return Before Taxes	9.94%	18.42%	12.89%
JPMorgan Emerging Markets Bond Index Global(2)	11.73%	12.99%	9.61%
Lipper Emerging Market Debt Fund Average(3)	12.36%	15.02%	8.95%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for Class B and Class C shares will vary.
(2)	The JPMorgan Emerging Markets Bond Index Global is an unmanaged index which tracks the total return of U.S.-dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady Bonds, loans, Eurobonds and local market instruments. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper Emerging Market Debt Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that seeks either current income or total return by investing at least 65% of total assets in emerging market debt securities, where “emerging market” is defined by a country’s GNP per capita or other economic measures. It does take into account sales charges or taxes.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class A, B or C shares of the Fund:

Shareholder Fees (fees paid directly from your investment)(1)

	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	Redemption Fee(2)
Class A	3.75%	1%(3)	2%
Class B	None	3.50%(4)	2%
Class C	None	1%(5)	2%

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)	Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.
(3)	Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(4)	The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under “Classes of Shares—Class A, B and C Shares—Contingent Deferred Sales Charges (CDSCs)—Class B Shares.”
(5)	The CDSC on Class C shares is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses
Class A	0.45%	0.25%	0.55%	1.25%
Class B	0.45	1.00	0.55	2.00
Class C	0.45	1.00	0.55	2.00

(1)	Due to the 12b-1 distribution fee imposed on Class B and Class C shares, a Class B or Class C shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
(2)	“Other Expenses” reflect an administrative fee of 0.55%.

Examples.  The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem shares at the end of each period					Example: Assuming you do not redeem your shares
Share Class	Year 1	Year 3	Year 5	Year 10		Year 1	Year 3	Year 5	Year 10
Class A	$571	$828	$1,105	$1,892		$571	$828	$1,105	$1,892
Class B	703	927	1,277	2,042	*	203	627	1,077	2,042	*
Class C	303	627	1,077	2,325		203	627	1,077	2,325

*	For Class B shares purchased prior to January 1, 2002, this amount is $2,043. For Class B shares purchased from January 1, 2002 through September 30, 2004, this amount is $2,346.

Prospectus	11

PIMCO Floating Income Fund	Ticker Symbols: PFIAX (A Class) PFNCX (B Class) PFIDX (C Class)

Principal Investments and Strategies	Investment Objective Maximum current yield consistent with prudent investment management	Fund Focus Variable and floating-rate securities and their economic equivalents Average Portfolio Duration 0–1 year	Credit Quality Caa to Aaa; maximum 10% below B Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of variable and floating-rate securities, securities with durations of less than or equal to one year, and fixed-rate securities with respect to which the Fund has entered into derivative instruments to effectively convert the fixed-rate interest payments into floating-rate interest payments. The Fund may invest in each of the categories of securities listed under “Fixed Income Instruments” on page 3 of this prospectus. Variable and floating-rate securities generally pay interest at rates that adjust whenever a specified interest rate changes and/or reset on predetermined dates (such as the last day of a month or calendar quarter).

The Fund may invest all of its assets in high yield securities rated below investment grade but rated at least Caa by Moody’s or CCC by S&P, or, if unrated, determined by PIMCO to be of comparable quality, subject to a maximum of 10% of its total assets in securities rated below B by Moody’s or by S&P, or, if unrated, determined by PIMCO to be of comparable quality. In addition, the Fund may invest, without limit, in securities of issuers that are economically tied to emerging market countries.

The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S.-dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy-backs or dollar rolls).

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Variable Dividend Risk • Liquidity Risk • Derivatives Risk • Mortgage Risk • Foreign Investment Risk	• Emerging Markets Risk • Currency Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The Fund does not have a full calendar year of performance. Thus, no bar chart or annual returns table is included for the Fund.

12	PIMCO Funds

PIMCO Floating Income Fund (continued)

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class A or C shares of the Fund:

Shareholder Fees (fees paid directly from your investment)(1)

	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	Redemption Fee(2)
Class A	2.25%	0.50%(3)	2%
Class C	None	1%(4)	2%

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)	Shares that are held less than 7 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.
(3)	Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(4)	The CDSC on Class C shares is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses
Class A	0.29%	0.25%	0.41%	0.95%
Class C	0.30	0.55	0.40	1.25

(1)	Due to the 12b-1 distribution fee for Class C shares, a Class C shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
(2)	“Other Expenses” reflect an administrative fee of 0.40% and organizational expenses paid by Class A shares.

Examples.  The Examples are intended to help you compare the cost of investing in Class A or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Class A	$394	$593	$808	$1,428
Class C	127	395	684	1,507

Prospectus	13

PIMCO Foreign Bond Fund (Unhedged)	Ticker Symbols: PFUAX (A Class) N/A (B Class) PFRCX (C Class)

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management	Fund Focus Intermediate maturity non-U.S. fixed income securities Average Portfolio Duration 3–7 years	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments of issuers located outside the United States, representing at least three foreign countries, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities. Such securities normally are denominated in major foreign currencies.

PIMCO selects the Fund’s foreign country and currency compositions based on an evaluation of various factors, including, but not limited to relative interest rates, exchange rates, monetary and fiscal policies, trade and current account balances. The average portfolio duration of this Fund normally varies within a three- to seven-year time frame. The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund. To the extent the Fund invests a significant portion of its assets in a concentrated geographic area, the Fund will generally have more exposure to regional economic risks associated with foreign investments.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage Risk • Foreign Investment Risk	• Currency Risk • Issuer Non-Diversification Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The Fund does not have a full calendar year of performance. Thus, no bar chart or annual returns table is included for the Fund.

14	PIMCO Funds

PIMCO Foreign Bond Fund (Unhedged) (continued)

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class A or C shares of the Fund:

Shareholder Fees (fees paid directly from your investment)(1)

	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	Redemption Fee(2)
Class A	3.75%	1%(3)	2%
Class C	None	1%(4)	2%

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)	Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.
(3)	Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(4)	The CDSC on Class C shares is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses
Class A	0.25%	0.25%	0.45%	0.95%
Class C	0.25	0.99	0.46	1.70

(1)	Due to the 12b-1 distribution fee imposed on Class C shares, a Class C shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
(2)	“Other Expenses” reflect an administrative fee of 0.45% and organizational expenses.

Examples.  The Examples are intended to help you compare the cost of investing in Class A or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Class A	$543	$739	$952	$1,564
Class C	172	534	921	2,004

Prospectus	15

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	Ticker Symbols: PFOAX (A Class) PFOBX (B Class) PFOCX (C Class)

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management Fund Category International Bond	Fund Focus Intermediate maturity hedged non-U.S. fixed income securities Average Portfolio Maturity 3–7 years	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments of issuers located outside the United States, representing at least three foreign countries, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities. Such securities normally are denominated in major foreign currencies. The Fund will normally hedge at least 80% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

PIMCO selects the Fund’s foreign country and currency compositions based on an evaluation of various factors, including, but not limited to relative interest rates, exchange rates, monetary and fiscal policies, trade and current account balances. The average portfolio duration of the Fund normally varies within a three- to seven-year time frame. The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund. To the extent the Fund invests a significant portion of its assets in a concentrated geographical area, the Fund will generally have more exposure to regional economic risks associated with foreign investments.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage Risk • Foreign Investment Risk	• Currency Risk • Issuer Non-Diversification Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund’s Class A shares, but do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of Class A, B and C shares (1/20/97), performance information shown in the bar chart and table for those classes is based on the performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual sales charges (in the Average Annual Total Returns table only), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A, B and C shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

16	PIMCO Funds

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (continued)

Calendar Year Total Returns — Class A	More Recent Return Information

	1/1/05–6/30/05	4.08%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (10/1/95–12/31/95)	7.12%

	Lowest (4/1/99–6/30/99)	-1.61%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/04)

	1 Year	5 Years	10 Years
Class A Return Before Taxes	2.19%	6.02%	8.75%
Class A Return After Taxes on Distributions(1)	0.51%	3.90%	5.62%
Class A Return After Taxes on Distributions and Sale of Fund Shares(1)	1.57%	3.87%	5.55%
Class B Return Before Taxes	1.88%	5.96%	8.77%
Class C Return Before Taxes	4.38%	6.04%	8.35%
JPMorgan Government Bond Indices Global ex-US Index Hedged in USD(2)	5.21%	5.96%	8.52%
Lipper International Income Fund Average(3)	10.60%	8.77%	7.56%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for Class B and Class C shares will vary.
(2)	The JPMorgan Government Bond Indices Global ex-US Index Hedged in USD in an unmanaged index representative of the total return performance in U.S. dollars of major non-U.S. bond markets. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper International Income Fund Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in U.S. dollar and non-U.S dollar debt securities of issuers located in at least three countries, excluding the United States, except in periods of market weakness. It does not take into account sales charges or taxes.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class A, B or C shares of the Fund:

Shareholder Fees (fees paid directly from your investment)(1)

	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	Redemption Fee(2)
Class A	3.75%	1%(3)	2%
Class B	None	3.5%(4)	2%
Class C	None	1%(5)	2%

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)	Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.
(3)	Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(4)	The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under “Classes of Shares—Class A, B and C Shares—Contingent Deferred Sales Charges (CDSCs)—Class B Shares.”
(5)	The CDSC on Class C shares is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses
Class A	0.25%	0.25%	0.45%	0.95%
Class B	0.25	1.00	0.45	1.70
Class C	0.25	1.00	0.45	1.70

(1)	Due to the 12b-1 distribution fee imposed on Class B and Class C shares, a Class B or Class C shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
(2)	“Other Expenses” reflect an administrative fee of 0.45%.

Examples.  The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem shares at the end of each period					Example: Assuming you do not redeem your shares
Share Class	Year 1	Year 3	Year 5	Year 10		Year 1	Year 3	Year 5	Year 10
Class A	$542	$739	$951	$1,563		$542	$739	$951	$1,563
Class B	673	836	1,123	1,716	*	173	536	923	1,716	*
Class C	273	536	924	2,010		173	536	924	2,010

*	For Class B shares purchased prior to January 1, 2002, this amount is $1,723. For Class B shares purchased from January 1, 2002 through September 30, 2004, the amount is $1,969.

Prospectus	17

PIMCO Global Bond Fund (U.S. Dollar-Hedged)	Ticker Symbols: PAIIX (A Class) PBIIX (B Class) PCIIX (C Class)

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital Fund Category International Bond	Fund Focus U.S. and hedged non-U.S. intermediate maturity fixed income securities Average Portfolio Duration 3–7 years	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments of issuers located in at least three countries (one of which may be the United States), which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities. The Fund invests primarily in securities of issuers located in economically developed countries. Securities may be denominated in major foreign currencies or the U.S. dollar. The Fund will normally hedge at least 80% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

PIMCO selects the Fund’s foreign country and currency compositions based on an evaluation of various factors, including, but not limited to relative interest rates, exchange rates, monetary and fiscal policies, trade and current account balances. Investments in the securities of issuers located outside the United States will normally vary between 25% and 75% of the Fund’s total assets. The average portfolio duration of this Fund normally varies within a three- to seven-year time frame. The Fund invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage Risk • Foreign Investment Risk	• Currency Risk • Issuer Non-Diversification Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund’s Class A shares, but do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

18	PIMCO Funds

PIMCO Global Bond Fund (U.S. Dollar-Hedged) (continued)

Calendar Year Total Returns — Class A
	More Recent Return Information

	1/1/05–6/30/05	3.70%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (07/01/96–09/30/96)	5.29%

	Lowest (04/01/99–06/30/99)	-1.82%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/04)

	1 Year	5 Years	Fund Inception (10/2/95)(4)
Class A Return Before Taxes	1.72%	6.60%	7.28%
Class A Return After Taxes on Distributions(1)	0.30%	4.37%	4.35%
Class A Return After Taxes on Distributions and Sale of Fund Shares(1)	1.38%	4.29%	4.39%
Class B Return Before Taxes	1.39%	6.54%	7.27%
Class C Return Before Taxes	3.89%	6.61%	6.91%
JPMorgan Government Bond Indices Global Index Hedged in USD(2)	4.88%	6.42%	6.15%
Lipper Global Income Fund Average(3)	8.64%	7.76%	6.85%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for Class B and Class C shares will vary.
(2)	The JPMorgan Government Bond Indices Global Index Hedged in USD is an unmanaged index representative of the total return performance in U.S. dollars on a hedged basis of major world bond markets. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper Global Income Fund Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, one of which may be the United States. It does not take into account sales charges or taxes.
(4)	The Fund commenced operations on 10/2/95. Index comparisons begin on 9/30/95.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class A, B or C shares of the Fund:

Shareholder Fees (fees paid directly from your investment)(1)

	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	Redemption Fee(2)
Class A	3.75%	1%(3)	2%
Class B	None	3.5%(4)	2%
Class C	None	1%(5)	2%

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)	Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.
(3)	Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(4)	The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under “Classes of Shares—Class A, B and C Shares—Contingent Deferred Sales Charges (CDSCs)—Class B Shares.”
(5)	The CDSC on Class C shares is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses
Class A	0.25%	0.25%	0.45%	0.95%
Class B	0.25	1.00	0.45	1.70
Class C	0.25	1.00	0.45	1.70

(1)	Due to the 12b-1 distribution fee imposed on Class B and Class C shares, a Class B or Class C shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
(2)	“Other Expenses” reflect an administrative fee of 0.45%.

Examples.  The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem shares at the end of each period					Example: Assuming you do not redeem your shares
Share Class	Year 1	Year 3	Year 5	Year 10		Year 1	Year 3	Year 5	Year 10
Class A	$543	$739	$952	$1,564		$543	$739	$952	$1,564
Class B	673	836	1,124	1,717	*	173	536	924	1,717	*
Class C	273	536	923	2,009		173	536	923	2,009

*	For Class B shares purchased prior to January 1, 2002, this amount is $1,727. For Class B shares purchased from January 1, 2002 through September 30, 2004, this amount is $1,972.

Prospectus	19

PIMCO GNMA Fund	Ticker Symbols: PAGNX (A Class) PBGNX (B Class) PCGNX (C Class)

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management Fund Category Mortgage-Backed Bond	Fund Focus Short to intermediate maturity mortgage-related fixed income securities Average Portfolio Duration 1–7 years	Credit Quality Baa to Aaa; maximum 10% below Aaa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of securities of varying maturities issued by the Government National Mortgage Association (“GNMA”). The Fund is neither sponsored by nor affiliated with GNMA. The average portfolio duration of this Fund normally varies within a one- to seven-year time frame based on PIMCO’s forecast for interest rates. The Fund invests primarily in securities that are in the highest rating category, but may invest up to 10% of its total assets in investment grade securities rated below Aaa by Moody’s or AAA by S&P, subject to a minimum rating of Baa by Moody’s or BBB by S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may not invest in securities denominated in foreign currencies, but may invest without limit in U.S. dollar-denominated securities of foreign issuers.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

GNMA, a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration, or guaranteed by the Department of Veterans Affairs.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage Risk	• Foreign Investment Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund’s Class A shares, but do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of Class A shares (11/30/00), Class B and C shares (5/31/01), performance information shown in the bar chart and table for those classes is based on the performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual sales charges (in the Average Annual Total Returns table only), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A, B and C shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

20	PIMCO Funds

PIMCO GNMA Fund (continued)

Calendar Year Total Returns — Class A	More Recent Return Information

	1/1/05–6/30/05	1.86%

	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (1/1/01–3/31/01)	4.55%

	Lowest (4/1/04–6/30/04)	-0.71%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/04)

	1 Year	5 Years	Fund Inception (7/31/97)
Class A Return Before Taxes	-0.19%	6.73%	6.20%
Class A Return After Taxes on Distributions(1)	-1.20%	4.87%	4.11%
Class A Return After Taxes on Distributions and Sale of Fund Shares(1)	-0.12%	4.61%	3.98%
Class B Return Before Taxes	-0.57%	6.64%	6.19%
Class C Return Before Taxes	1.94%	6.73%	5.94%
Lehman Brothers GNMA Index(2)	4.35%	7.01%	6.37%
Lipper GNMA Fund Average(3)	3.20%	6.24%	5.52%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for Class B and Class C shares will vary.
(2)	The Lehman Brothers GNMA Index is an unmanaged index of mortgage-backed pass-through securities of the Government National Mortgage Association (GNMA). The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper GNMA Fund Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in Government National Mortgage Association securities. It does not take into account sales charges or taxes.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class A, B or C shares of the Fund:

Shareholder Fees (fees paid directly from your investment)(1)

	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	Redemption Fee(2)
Class A	3.75%	1%(3)	2%
Class B	None	3.5%(4)	2%
Class C	None	1%(5)	2%

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)	Shares that are held less than 7 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.
(3)	Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(4)	The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under “Classes of Shares—Class A, B and C Shares—Contingent Deferred Sales Charges (CDSCs)—Class B Shares.”
(5)	The CDSC on Class C shares is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses
Class A	0.25%	0.25%	0.40%	0.90%
Class B	0.25	1.00	0.40	1.65
Class C	0.25	1.00	0.40	1.65

(1)	Due to the 12b-1 distribution fee imposed on Class B and Class C shares, a Class B or Class C shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
(2)	“Other Expenses” reflect an administrative fee of 0.40%.

Examples.  The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem shares at the end of each period					Example: Assuming you do not redeem your shares
Share Class	Year 1	Year 3	Year 5	Year 10		Year 1	Year 3	Year 5	Year 10
Class A	$538	$724	$926	$1,508		$538	$724	$926	$1,508
Class B	668	820	1,097	1,661	*	168	520	897	1,661	*
Class C	268	521	897	1,955		168	521	897	1,955

*	For Class B shares purchased prior to January 1, 2002, this amount is $1,683. For Class B shares purchased from January 1, 2002 through September 30, 2004, this amount is $1,920.

Prospectus	21

PIMCO High Yield Fund	Ticker Symbols: PHDAX (A Class) PHDBX (B Class) PHDCX (C Class)

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management Fund Category High Yield Bond	Fund Focus Higher yielding fixed income securities Average Portfolio Duration 2–6 years	Credit Quality Caa to Aaa; minimum 80% below Baa subject to maximum 5% Caa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities (“junk bonds”) rated below investment grade but rated at least Caa by Moody’s or CCC by S&P, or, if unrated, determined by PIMCO to be of comparable quality, subject to a maximum of 5% of its assets in securities rated Caa by Moody’s or CCC by S&P, or, if unrated, determined by PIMCO to be of comparable quality. The remainder of the Fund’s assets may be invested in investment grade Fixed Income Instruments. The average portfolio duration of this Fund normally varies within a two- to six-year time frame based on PIMCO’s forecast for interest rates. The Fund may invest up to 20% of its total assets in securities denominated in foreign currencies and may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Fund normally will hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk	• Issuer Risk • Liquidity Risk • Derivatives Risk • Mortgage Risk	• Foreign Investment Risk • Currency Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund’s Class A shares, but do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of Class A, B and C shares (1/13/97), performance information shown in the bar chart and table for those classes is based on the performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual sales charges (in the Average Annual Total Returns table only), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A, B and C shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

22	PIMCO Funds

PIMCO High Yield Fund (continued)

Calendar Year Total Returns — Class A
	More Recent Return Information

	1/1/05–6/30/05	2.00%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (10/1/02–12/31/02)	8.74%

	Lowest (4/1/02–6/30/02)	-5.01%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/04)

	1 Year	5 Years	10 Years
Class A Return Before Taxes	4.93%	5.78%	7.98%
Class A Return After Taxes on Distributions(1)	2.55%	2.74%	4.59%
Class A Return After Taxes on Distributions and Sale of Fund Shares(1)	3.13%	2.98%	4.66%
Class B Return Before Taxes	4.70%	5.72%	8.08%
Class C Return Before Taxes	7.20%	5.80%	7.68%
Merrill Lynch US High Yield, BB-B Rated, Constrained Index(2)	9.93%	6.71%	8.27%
Merrill Lynch U.S. High Yield BB-B Rated Index(3)	9.93%	6.21%	8.02%
Lipper High Current Yield Fund Average(4)	9.89%	5.03%	6.55%
(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for Class B and Class C shares will vary.
(2)	The Fund has changed its primary benchmark from the Merrill Lynch US BB-B Rated Index (the “Unconstrained Index”) to the Merrill Lynch US BB-B Rated Constrained Index (the “Constrained Index”). This change was made because, as a result of downgrades of large issuers from the investment grade universe into high yield in May 2005, the Unconstrained Index was no longer an appropriate benchmark due to a lack of issuer and industry diversification within the Unconstrained Index. Merrill Lynch US High Yield, BB-B Rated, Constrained Index tracks the performance of BB-B Rated US Dollar-denominated corporate bonds publicly issued in the US domestic market. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Performance of the Constrained Index is calculated using values reflecting the Constrained Index from December 31, 1996 (the date of inception of the Constrained Index). For periods prior to the inception date of the Constrained Index, values reflecting the Unconstrained Index are used, since the Unconstrained Index is the most similar index to the Constrained Index.
(3)	The Merrill Lynch U.S. High Yield BB-B Rated Index is an unmanaged index of bonds rated BB and B by Moody’s or S&P. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes. Prior to 12/31/1996, data represents that of ML High Yield Cash Pay, BB-B rated index.
(4)	The Lipper High Current Yield Fund Average is a total return performance average of funds tracked by Lipper, Inc. that aim at high (relative) current yield from fixed income securities, have no quality or maturity restrictions, and tend to invest in lower grade debt issues. It does not take into account sales charges or taxes.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class A, B or C shares of the Fund:

Shareholder Fees (fees paid directly from your investment)(1)

	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	Redemption Fee(2)
Class A	3.75%	1%(3)	2%
Class B	None	3.5%(4)	2%
Class C	None	1%(5)	2%
(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)	Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.
(3)	Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(4)	The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under “Classes of Shares—Class A, B and C Shares—Contingent Deferred Sales Charges (CDSCs)—Class B Shares.”
(5)	The CDSC on Class C shares is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses
Class A	0.25%	0.25%	0.40%	0.90%
Class B	0.25	1.00	0.40	1.65
Class C	0.25	1.00	0.40	1.65
(1)	Due to the 12b-1 distribution fee imposed on Class B and Class C shares, a Class B or Class C shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
(2)	“Other Expenses” reflect an administrative fee of 0.40%.

Examples.  The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem shares at the end of each period					Example: Assuming you do not redeem your shares
Share Class	Year 1	Year 3	Year 5	Year 10		Year 1	Year 3	Year 5	Year 10
Class A	$538	$724	$926	$1,509		$538	$724	$926	$1,509
Class B	668	821	1,098	1,662	*	168	521	898	1,662	*
Class C	268	521	898	1,956		168	521	898	1,956
*	For Class B shares purchased prior to January 1, 2002, this amount is $1,661. For Class B shares purchased from January 1, 2002 through September 30, 2004, this amount is $1,754.

Prospectus	23

PIMCO Investment Grade Corporate Bond Fund	Ticker Symbols: PBDAX (A Class) N/A (B Class) PBDCX (C Class)

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management	Fund Focus Corporate fixed income securities Average Portfolio Duration 3–7 years	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of investment grade corporate fixed income securities of varying maturities. Assets not invested in investment grade corporate fixed income securities may be invested in other types of Fixed Income Instruments. The average portfolio duration of this Fund normally varies within a three- to seven-year time frame based on PIMCO’s forecast for interest rates.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk	• Issuer Risk • Liquidity Risk • Derivatives Risk • Mortgage Risk	• Foreign Investment Risk • Currency Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The following shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. This is because the Fund has not offered Class A or C shares for a full calendar year. Although Class A, Class C and Institutional Class shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Class A and Class C performance would be lower than the Institutional Class performance because of the higher expenses paid by Class A and Class C shares, including the distribution and/or service (12b-1) fees paid by the Class A and Class C shares. The Fund’s past performance, before and after taxes, is not necessarily and indication of how the Fund will perform in the future.

24	PIMCO Funds

PIMCO Investment Grade Corporate Bond Fund (continued)

Calendar Year Total Returns — Institutional Class
	More Recent Return Information

	1/1/05–6/30/05	2.44%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (4/1/03–6/30/03)	5.86%

	Lowest (4/1/04–6/30/04)	-3.48%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/04)

	1 Year	Fund Inception (4/28/00)(4)
Institutional Class Return Before Taxes	6.02%	10.32%
Institutional Class Return After Taxes on Distributions(1)	4.01%	6.93%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	4.04%	6.77%
Lehman Brothers Credit Investment Grade Index(2)	5.24%	9.14%
Lipper Intermediate Investment Grade Debt Fund Average(3)	3.87%	7.09%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only.
(2)	The Lehman Brothers Credit Investment Grade Index is an unmanaged index comprised of publicly issued U.S. corporate and specified non-U.S. debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. To qualify, bonds must be SEC-registered. It is not possible to invest directly in such an unmanaged index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper Intermediate Investment Grade Debt Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to ten years. It does not take into account sales charges or taxes.
(4)	Institutional Class shares of the Fund began operations on 4/28/00. Index comparisons began on 4/30/00.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class A or C shares of the Fund:

Shareholder Fees (fees paid directly from your investment)(1)

	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	Redemption Fee(2)
Class A	3.75%	1%(3)	2%
Class C	None	1%(4)	2%

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)	Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.
(3)	Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(4)	The CDSC on Class C shares is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses
Class A	0.25%	0.25%	0.40%	0.90%
Class C	0.25	1.00	0.40	1.65

(1)	Due to the 12b-1 distribution fee imposed on Class C shares, a Class C shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
(2)	“Other Expenses” reflect an administrative fee of 0.40%.

Examples.  The Examples are intended to help you compare the cost of investing in Class A or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem shares at the end of each period				Example: Assuming you do not redeem your shares
Share Class	Year 1	Year 3	Year 5	Year 10	Year 1	Year 3	Year 5	Year 10
Class A	$537	$723	$924	$1,504	$537	$723	$924	$1,504
Class C	267	519	895	1,950	167	519	895	1,950

Prospectus	25

PIMCO Long-Term U.S. Government Fund	Ticket Symbols: PFGAX (A Class) PFGBX (B Class) PFGCX (C Class)

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management Fund Category Long Duration Bond	Fund Focus Long-term maturity fixed income securities Average Portfolio Duration ≥ 8 years	Credit Quality A to Aaa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of fixed income securities that are issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (“U.S. Government Securities”). Assets not invested in U.S. Government Securities may be invested in other types of Fixed Income Instruments. The Fund also may obtain exposure to U.S. Government Securities through the use of futures contracts (including related options) with respect to such securities, and options on such securities, when PIMCO deems it appropriate to do so. While PIMCO may invest in derivatives any time it deems appropriate, it will generally do so when it believes that U.S. Government Securities are overvalued relative to derivative instruments. This Fund will normally have a minimum average portfolio duration of eight years. For point of reference, the dollar-weighted average portfolio maturity of the Fund is normally expected to be more than ten years.

The Fund’s investments in Fixed Income Instruments are limited to those of investment grade U.S. dollar-denominated securities of U.S. issuers that are rated at least A by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. In addition, the Fund may only invest up to 10% of its total assets in securities rated A by Moody’s or S&P, and may only invest up to 25% of its total assets in securities rated Aa by Moody’s or AA by S&P.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. GNMA, a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U. S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • Market Risk	• Issuer Risk • Derivatives Risk • Mortgage Risk	• Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund’s Class A shares, but do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of Class A, B and C shares (1/20/97), performance information shown in the bar chart and table for those classes is based on the performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual sales charges (in the Average Annual Total Returns table only), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A, B and C shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

26	PIMCO Funds

PIMCO Long-Term U.S. Government Fund (continued)

Calendar Year Total Returns — Class A
	More Recent Return Information

	1/1/05—6/30/05	6.96%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (7/1/02–9/30/02)	11.19%

	Lowest (1/1/96–3/31/96)	-6.35%

Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/04)

	1 Year	5 Years	10 Years
Class A Return Before Taxes	2.82%	9.65%	9.39%
Class A Return After Taxes on Distributions(1)	0.96%	7.15%	6.35%
Class A Return After Taxes on Distributions and Sale of Fund Shares(1)	2.12%	6.87%	6.23%
Class B Return Before Taxes	2.53%	9.60%	9.48%
Class C Return Before Taxes	5.03%	9.67%	9.08%
Lehman Brothers Long-Term Treasury Index(2)	7.70%	10.07%	9.58%
Lipper General U.S. Government Fund Average(3)	3.25%	6.46%	6.44%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for Class B and Class C shares will vary.
(2)	The Lehman Brothers Long-Term Treasury Index is an unmanaged index of U.S. Treasury issues with maturities greater than 10 years. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper General U.S. Government Fund Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 65% of their assets in U.S. government and agency issues. It does not take into account sales charges or taxes.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class A, B or C shares of the Fund:

Shareholder Fees (fees paid directly from your investment)(1)

	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	Redemption Fee(2)
Class A	3.75%	1%(3)	2%
Class B	None	3.5%(4)	2%
Class C	None	1%(5)	2%

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)	Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.
(3)	Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(4)	The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under “Classes of Shares—Class A, B and C Shares—Contingent Deferred Sales Charges (CDSCs)—Class B Shares.”
(5)	The CDSC on Class C shares is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses
Class A	0.25%	0.25%	0.40%	0.90%
Class B	0.25	1.00	0.40	1.65
Class C	0.25	1.00	0.40	1.65

(1)	Due to the 12b-1 distribution fee imposed on Class B and Class C shares, a Class B or Class C shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
(2)	“Other Expenses” reflect an administrative fee of 0.40%.

Examples.  The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem shares at the end of each period					Example: Assuming you do not redeem your shares
Share Class	Year 1	Year 3	Year 5	Year 10		Year 1	Year 3	Year 5	Year 10
Class A	$538	$724	$926	$1,508		$538	$724	$926	$1,508
Class B	668	821	1,098	1,662	*	168	521	898	1,662	*
Class C	268	521	898	1,956		168	521	898	1,956

*	For Class B shares purchased prior to January 1, 2002, this amount is $1,672. For Class B shares purchased from January 1, 2002 through September 30, 2004, this amount is $1,907.

Prospectus	27

PIMCO Low Duration Fund	Ticker Symbols: PTLAX (A Class) PTLBX (B Class) PTLCX (C Class)

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management Fund Category Short Duration Bond	Fund Focus Short maturity fixed income securities Average Portfolio Duration 1–3 years	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average portfolio duration of this Fund normally varies within a one- to three-year time frame based on PIMCO’s forecast for interest rates.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk	• Issuer Risk • Liquidity Risk • Derivatives Risk • Mortgage Risk	• Foreign Investment Risk • Currency Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund’s Class A shares, but do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of Class A, B and C shares (1/13/97), performance information shown in the bar chart and table for those classes is based on the performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual sales charges (in the Average Annual Total Returns table only), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A, B and C shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

28	PIMCO Funds

PIMCO Low Duration Fund (continued)

Calendar Year Total Returns — Class A
	More Recent Return Information

	1/1/05—6/30/05	0.65%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (04/1/95–06/30/95)	3.51%

	Lowest (4/1/04–6/30/04)	-0.76%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/04)

	1 Year	5 Years	10 Years
Class A Return Before Taxes	-0.39%	4.74%	5.66%
Class A Return After Taxes on Distributions(1)	-1.12%	3.03%	3.53%
Class A Return After Taxes on Distributions and Sale of Fund Shares(1)	-0.20%	2.99%	3.49%
Class B Return Before Taxes	-3.84%	4.09%	5.58%
Class C Return Before Taxes	0.40%	4.69%	5.46%
Merrill Lynch 1-3 Year Treasury Index(2)	0.91%	4.93%	5.71%
Lipper Short Investment Grade Debt Fund Average(3)	1.35%	4.57%	5.34%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for Class B and Class C shares will vary.
(2)	The Merrill Lynch 1-3 Year Treasury Index is an unmanaged index that tracks the performance of the direct Sovereign debt of the US Government having a maturity of at least 1 year and less than 3 years. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper Short Investment Grade Debt Fund Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of less than three years. It does not take into account sales charges or taxes.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class A, B or C shares of the Fund:

Shareholder fees (fees paid directly from your investment)(1)

	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	Redemption Fee(2)
Class A	2.25%	0.75%(3)	2%
Class B	None	5%(4)(5)	2%
Class C	None	1%(6)	2%

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)	Shares that are held less than 7 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.
(3)	Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(4)	The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under “Classes of Shares—Class A, B and C Shares—Contingent Deferred Sales Charges (CDSCs)—Class B Shares.”
(5)	Class B shares are available only through exchanges of Class B shares of other Funds.
(6)	The CDSC on Class C shares is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses
Class A	0.25%	0.25%	0.40%	0.90%
Class B	0.25	1.00	0.40	1.65
Class C	0.25	0.75	0.40	1.40

(1)	Due to the 12b-1 distribution fee imposed on Class B and Class C shares, a Class B or Class C shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
(2)	“Other Expenses” reflect an administrative fee of 0.40%.

Examples.  The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem shares at the end of each period					Example: Assuming you do not redeem your shares
Share Class	Year 1	Year 3	Year 5	Year 10		Year 1	Year 3	Year 5	Year 10
Class A	$389	$579	$784	$1,375		$389	$579	$784	$1,375
Class B	668	821	1,098	1,662	*	168	521	898	1,662	*
Class C	243	444	767	1,682		143	444	767	1,682

*	For Class B shares purchased prior to January 1, 2002, this amount is $1,661.

Prospectus	29

PIMCO Money Market Fund	Ticker Symbols: PYAXX (A Class) PYCXX (B Class) PKCXX (C Class)

Principal Investments and Strategies	Investment Objective Seeks maximum current income, consistent with preservation of capital and daily liquidity Fund Category Short Duration Bond	Fund Focus Money market instruments Average Portfolio Maturity ≤ 90 days dollar-weighted average maturity	Credit Quality Minimum 95% Prime 1; ≤ 5% Prime 2 Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing at least 95% of its total assets in a diversified portfolio of money market securities that are in the highest rating category for short-term obligations. The Fund also may invest up to 5% of its total assets in money market securities that are in the second-highest rating category for short-term obligations. The Fund may only invest in U.S. dollar-denominated securities that mature in 397 days or fewer from the date of purchase. The dollar-weighted average portfolio maturity of the Fund may not exceed 90 days. The Fund attempts to maintain a stable net asset value of $1.00 per share, although there is no assurance that it will be successful in doing so.

The Fund may invest in the following: obligations of the U.S. Government (including its agencies and instrumentalities); short-term corporate debt securities of domestic and foreign corporations; obligations of domestic and foreign commercial banks, savings banks, and savings and loan associations; and commercial paper. The Fund may invest more than 25% of its total assets in obligations issued by U.S. banks.

The Fund’s investments will comply with applicable rules governing the quality, maturity and diversification of securities held by money market funds.

Principal Risks

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • Market Risk	• Issuer Risk • Foreign Investment Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund’s Class A shares, but do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of Class A, B and C shares (1/13/97), performance information shown in the bar chart and table for those classes is based on the performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual sales charges (in the Average Annual Total Returns table only), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A, B and C shares. To obtain the Fund’s current yield, call 1-800-426-0107. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

30	PIMCO Funds

PIMCO Money Market Fund (continued)

Calendar Year Total Returns — Class A
	More Recent Return Information

	1/1/05—6/30/05	1.07%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (10/1/95–12/31/95)	1.65%

	Lowest (10/1/03–12/31/03)	0.11%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/04)

	1 Year	5 Years	10 Years
Class A	0.76%	2.41%	3.74%
Class B	0.35%	1.69%	3.30%
Class C	0.76%	1.64%	3.76%
Citigroup 3-month Treasury Bill Index(1)	1.24%	2.79%	4.00%
Lipper Money Market Fund Average(2)	0.60%	2.23%	3.64%

(1)	The Citigroup 3-month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues. It is not possible to invest directly in the index.
(2)	The Lipper Money Market Fund Average is a total return performance average of funds tracked by Lipper, Inc. that invest in high quality financial instruments (rated in the top two grades) with dollar-weighted average maturities of less than 90 days. It does not take into account sales charges or taxes.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class A, B or C shares of the Fund:

Shareholder fees (fees paid directly from your investment)(1)

	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)
Class A	None(2)	None
Class B	None	None(3)
Class C	None	None

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)	Regular sales charges apply when Class A shares of the Money Market Fund (on which no sales charge was paid at the time of purchase) are exchanged for shares of any other Fund.
(3)	Class B shares are available only through exchanges of Class B shares of other Funds.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees(1)	Distribution and/or Service (12b-1) Fees(2)	Other Expenses(3)(4)	Total Annual Fund Operating Expenses	Expense Reduction	Net Fund Operating Expenses
Class A	0.12%	0.10%	0.35%	0.57%	None	0.57%
Class B	0.12	1.00	0.35	1.47	(0.49)%(5)	0.98%
Class C	0.12	0.10	0.35	0.57	None	0.57%

(1)	Effective October 1, 2004, the Fund’s advisory fee was reduced by 0.03%, to 0.12% per annum.
(2)	Due to the 12b-1 distribution fee imposed on Class B and Class C shares, a Class B or Class C shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
(3)	“Other Expenses” reflect an administrative fee of 0.35%.
(4)	Effective October 1, 2004, the Fund’s administrative fee was reduced by 0.05%, to 0.35% per annum.
(5)	PIMCO and the Distributor have contractually agreed for the Fund’s current fiscal year (3/31), to reduce the aggregate administrative fee and Distribution and/or Service (12b-1) Fees for the Class B shares to 0.86% of average daily net assets.

Examples.  The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem shares at the end of each period					Example: Assuming you do not redeem your shares
Share Class	Year 1	Year 3	Year 5	Year 10		Year 1	Year 3	Year 5	Year 10
Class A	$58	$183	$318	$714		$58	$183	$318	$714
Class B	100	312	542	1,031	*	100	312	542	1,031	*
Class C	58	183	318	714		58	183	318	714

*	For Class B shares purchased prior to January 1, 2002, this amount is $1,008. For Class B shares purchased from January 1, 2002 through September 30, 2004, this amount is $1,058.

Prospectus	31

PIMCO Short-Term Fund	Ticker Symbols: PSHAX (A Class) PTSBX (B Class) PFTCX (C Class)

Principal Investments and Strategies	Investment Objective Seeks maximum current income, consistent with preservation of capital and daily liquidity Fund Category Short Duration Bond	Fund Focus Money market instruments and short maturity fixed income securities Average Portfolio Duration 0–1 year	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average portfolio duration of this Fund will vary based on PIMCO’s forecast for interest rates and will normally not exceed one year. For point of reference, the dollar-weighted average portfolio maturity of the Fund is normally not expected to exceed three years.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 10% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk	• Issuer Risk • Derivatives Risk • Mortgage Risk • Foreign Investment Risk	• Currency Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund’s Class A shares, but do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of Class A, B and C shares (1/20/97), performance information shown in the bar chart and table for those classes is based on the performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual sales charges (in the Average Annual Total Returns table only), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A, B and C shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

32	PIMCO Funds

PIMCO Short-Term Fund (continued)

Calendar Year Total Returns — Class A
	More Recent Return Information

	1/1/05–6/30/05	1.01%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (10/1/95–12/31/95)	2.49%

	Lowest (4/1/04–6/30/04)	-0.07%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/04)

	1 Year	5 Years	10 Years
Class A Return Before Taxes	-0.94%	3.11%	4.72%
Class A Return After Taxes on Distributions(1)	-1.39%	1.81%	2.88%
Class A Return After Taxes on Distributions and Sale of Fund Shares(1)	-0.57%	1.85%	2.87%
Class B Return Before Taxes	-4.42%	2.46%	4.56%
Class C Return Before Taxes	0.04%	3.27%	4.62%
Citigroup 3-month Treasury Bill Index(2)	1.24%	2.79%	4.00%
Lipper Ultra-Short Obligations Fund Average(3)	1.24%	3.55%	4.67%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for Class B and Class C shares will vary.
(2)	The Citigroup 3-month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper Ultra-Short Obligations Fund Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 65% of their assets in investment-grade debt issues or better, and maintain a portfolio dollar-weighted average maturity between 91 and 365 days. It does not take into account sales charges or taxes.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class A, B or C shares of the Fund:

Shareholder fees (fees paid directly from your investment)(1)

	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	Redemption Fee(2)
Class A	2.25%	0.50%(3)	2%
Class B	None	5%(4)(5)	2%
Class C	None	1%(6)	2%

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)	Shares that are held less than 7 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.
(3)	Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(4)	Class B shares are available only through exchanges of Class B shares of other Funds. The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under “Classes of Shares—Class A, B and C Shares—Contingent Deferred Sales Charges (CDSCs)—Class B Shares.”
(5)	Class B shares are available only through exchanges of Class B shares of other funds.
(6)	The CDSC on Class C shares is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses	Expense Reduction(3)	Net Fund Operating Expenses
Class A	0.25%	0.25%	0.35%	0.85%	(0.10)%	0.75%
Class B	0.25	0.99	0.37	1.61	(0.10)	1.51
Class C	0.25	0.55	0.35	1.15	(0.10)	1.05

(1)	Due to the 12b-1 distribution fee imposed on Class B and Class C shares, a Class B or Class C shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
(2)	“Other Expenses” reflect an administrative fee of 0.35%.
(3)	PIMCO and the Distributor have contractually agreed for the Fund’s current and next fiscal year (ending 3/31/06) to waive 0.05% of the Fund’s administrative fee and Distribution and/or Service/12b-1 Fees, respectively, for the Class A, B and C shares of the Fund.

Examples.  The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem shares at the end of each period				Example: Assuming you do not redeem your shares
Share Class	Year 1	Year 3	Year 5	Year 10	Year 1	Year 3	Year 5	Year 10
Class A	$285	$466	$662	$1,228	$285	$466	$662	$1,228
Class B	663	806	1,073	1,608	163	506	873	1,608
Class C	277	366	634	1,399	117	366	634	1,399

Prospectus	33

PIMCO Total Return Mortgage Fund	Ticker Symbols: PMRAX (A Class) PMRBX (B Class) PMRCX (C Class)

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management Fund Category Mortgage-Backed Bond	Fund Focus Short to intermediate maturity mortgage-related fixed income securities Average Portfolio Duration 1–7 years	Credit Quality Baa to Aaa; maximum 10% below Aaa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of mortgage-related Fixed Income Instruments of varying maturities (such as mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities and mortgage dollar rolls). The average portfolio duration of this Fund normally varies within a one- to seven-year time frame based on PIMCO’s forecast for interest rates. The Fund invests primarily in securities that are in the highest rating category, but may invest up to 10% of its total assets in investment grade securities rated below Aaa by Moody’s or AAA by S&P, subject to a minimum rating of Baa by Moody’s or BBB by S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may not invest in securities denominated in foreign currencies, but may invest without limit in U.S. dollar-denominated securities of foreign issuers.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage Risk • Foreign Investment Risk	• Emerging Markets Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund’s Class A shares, but do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of Class A, B and C shares (7/31/00), performance information shown in the bar chart and table for those classes is based on the performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual sales charges (in the Average Annual Total Returns table only), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A, B and C shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

34	PIMCO Funds

PIMCO Total Return Mortgage Fund (continued)

Calendar Year Total Returns — Class A
	More Recent Return Information

	1/1/05–6/30/05	2.03%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (7/1/01–9/30/01)	4.56%

	Lowest (4/1/04–6/30/04)	-1.02%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/04)

	1 Year	5 Years	Fund Inception (7/31/97)
Class A Return Before Taxes	0.59%	6.86%	6.46%
Class A Return After Taxes on Distributions(1)	-1.03%	4.55%	4.11%
Class A Return After Taxes on Distributions and Sale of Fund Shares(1)	0.38%	4.44%	4.05%
Class B Return Before Taxes	0.25%	6.81%	6.47%
Class C Return Before Taxes	2.75%	6.88%	6.21%
Lehman Brothers Mortgage Index(2)	4.70%	7.14%	6.46%
Lipper U.S. Mortgage Fund Average(3)	3.68%	6.33%	5.56%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for Class B and Class C shares will vary.
(2)	The Lehman Brothers Mortgage Index is an unmanaged index market representing fixed rate mortgages issued by GNMA, FNMA and FHLMC. It is not possible to invest directly in such an unmanaged index. The index does not reflect deductions for fees, expenses, or taxes.
(3)	The Lipper U.S. Mortgage Fund Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 65% of their assets in mortgages/securities issued or guaranteed as to principal and interest by the U.S. government and certain federal agencies. It does not take into account sales charges or taxes.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class A, B or C shares of the Fund:

Shareholder Fees (fees paid directly from your investment)(1)

	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	Redemption Fee(2)
Class A	3.75%	1%(3)	2%
Class B	None	3.5%(4)	2%
Class C	None	1%(5)	2%

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)	Shares that are held less than 7 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.
(3)	Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(4)	The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under “Classes of Shares—Class A, B and C Shares—Contingent Deferred Sales Charges (CDSCs)—Class B Shares.”
(5)	The CDSC on Class C shares is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses
Class A	0.25%	0.25%	0.40%	0.90%
Class B	0.25	1.00	0.40	1.65
Class C	0.25	1.00	0.40	1.65

(1)	Due to the 12b-1 distribution fee imposed on Class B and Class C shares, a Class B or Class C shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
(2)	“Other Expenses” reflect an administrative fee of 0.40%.

Examples.  The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem shares at the end of each period					Example: Assuming you do not redeem your shares
Share Class	Year 1	Year 3	Year 5	Year 10		Year 1	Year 3	Year 5	Year 10
Class A	$538	$724	$926	$1,507		$538	$724	$926	$1,507
Class B	668	820	1,097	1,660	*	168	520	897	1,660	*
Class C	268	520	897	1,954		168	520	897	1,954

*	For Class B shares purchased prior to January 1, 2002, this amount is $1,716. For Class B shares purchased from January 1, 2002 through September 30, 2004, this amount is $1,810.

Prospectus	35

Summary of Principal Risks

The value of your investment in a Fund changes with the values of that Fund’s investments. Many factors can affect those values. The factors that are most likely to have a material effect on a particular Fund’s portfolio as a whole are called “principal risks.” The principal risks of each Fund are identified in the Fund Summaries and are described in this section. Each Fund may be subject to additional risks other than those described below because the types of investments made by a Fund can change over time. Securities and investment techniques mentioned in this summary that appear in bold type are described in greater detail under “Characteristics and Risks of Securities and Investment Techniques.” That section and “Investment Objectives and Policies” in the Statement of Additional Information also include more information about the Funds, their investments and the related risks. There is no guarantee that a Fund will be able to achieve its investment objective. It is possible to lose money by investing in a Fund.

Interest Rate Risk

As nominal interest rates rise, the value of fixed income securities held by a Fund is likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Inflation-indexed securities, including Treasury Inflation-Protected Securities (“TIPS”), decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.

Credit Risk

A Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. Municipal bonds are subject to the risk that litigation, legislation or other political events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. To the extent that the Money Market Fund invests 25% or more of its assets in obligations issued by U.S. banks, the Fund will be subject to bank concentration risks, such as adverse changes in economic and regulatory developments affecting the banking industry that could affect the ability of the banks to meet their obligations.

High Yield Risk

Funds that invest in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) may be subject to greater levels of interest rate, credit and liquidity risk than Funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce a Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, a Fund may lose its entire investment.

Market Risk

The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Equity securities generally have greater price volatility than fixed income securities.

Issuer Risk

The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Variable Dividend Risk

Because a significant portion of securities held by the Fund may have variable or floating interest rates, the amounts of the Fund’s monthly distributions to shareholders are expected to vary with fluctuations in market interest rates. Generally, when market interest rates fall, the amount of the distributions to shareholders will likewise decrease.

Liquidity Risk

Liquidity risk exists when particular investments are difficult to purchase or sell. A Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Funds with principal investment strategies that involve foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

36	PIMCO Funds

Derivatives Risk

Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The various derivative instruments that the Funds may use are referenced under “Characteristics and Risks of Securities and Investment Techniques—Derivatives” in this prospectus and described in more detail under “Investment Objectives and Policies” in the Statement of Additional Information. The Funds typically use derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Funds may also use derivatives for leverage, in which case their use would involve leveraging risk. A Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, interest rate risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. A Fund investing in a derivative instrument could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Mortgage Risk

A Fund that purchases mortgage-related securities is subject to certain additional risks. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. This is known as contraction risk.

Foreign (Non-U.S.) Investment Risk

A Fund that invests in foreign securities may experience more rapid and extreme changes in value than a Fund that invests exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect a Fund’s investments in a foreign country. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in foreign securities. Adverse conditions in a certain region can adversely affect securities of other countries whose economies appear to be unrelated. To the extent that a Fund invests a significant portion of its assets in a concentrated geographic area like Eastern Europe or Asia, the Fund will generally have more exposure to regional economic risks associated with foreign investments.

Emerging Markets Risks

Foreign investment risk may be particularly high to the extent that a Fund invests in emerging market securities of issuers based in countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

Currency Risk

Funds that invest directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the returns of the Fund.

Issuer Non-Diversification Risk

Focusing investments in a small number of issuers, industries or foreign currencies increases risk. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer than Funds that are “diversified.” Funds that invest in a relatively small number of issuers are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Some of those issuers also may present substantial credit or other risks. Similarly, a Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects or from issuers in a single state.

Prospectus	37

Leveraging Risk

Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolios securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, PIMCO will segregate or “earmark” liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund’s portfolio securities.

Management Risk

Each Fund is subject to management risk because it is an actively managed investment portfolio. PIMCO and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.

Management of the Funds

Investment Adviser and Administrator

PIMCO serves as the investment adviser and the administrator (serving in its capacity as administrator, the “Administrator”) for the Funds. Subject to the supervision of the Board of Trustees, PIMCO is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters.

PIMCO is located at 840 Newport Center Drive, Newport Beach, California 92660. Organized in 1971, PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. As of June 30, 2005, PIMCO had approximately $493 billion in assets under management.

Advisory Fees

Each Fund pays PIMCO fees in return for providing investment advisory services. For the fiscal year ended March 31, 2005, the Funds paid monthly advisory fees to PIMCO at the following annual rates (stated as a percentage of the average daily net assets of each Fund taken separately):

Fund	Advisory Fees
Money Market Fund*	0.14%
Foreign Bond (U.S. Dollar-Hedged), Global Bond (U.S. Dollar-Hedged), GNMA, High Yield, Investment Grade Corporate Bond, Long-Term U.S. Government, Low Duration, Short-Term, Total Return Mortgage and Foreign Bond Funds	0.25%
Floating Income Fund	0.30%
Diversified Income and Emerging Markets Bond Funds	0.45%

*	Effective October 1, 2004, the investment advisory fee for the Money Market Fund was reduced to an annual rate of 0.12%.

The Developing Local Markets Fund was not operational during the fiscal year ended March 31, 2005. The investment advisory fee for the Developing Local Markets Fund is at an annual rate of 0.45%, based upon the average daily net assets of the Fund.

Administrative Fees

Each Fund pays for the administrative services it requires under what is essentially an all-in fee structure. Class A, Class B and Class C shareholders of each Fund pay an administrative fee to PIMCO, computed as a percentage of the Fund’s assets attributable in the aggregate to that class of shares. PIMCO, in turn, provides or procures administrative services for Class A, Class B and Class C shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Funds do bear other expenses which are not covered under the administrative fee which may vary and affect the total level of expenses paid by Institutional and Administrative Class shareholders, such as brokerage fees, commissions and other transaction expenses, costs of borrowing money, including interest expenses, extraordinary expenses (such as litigation and indemnification expenses) and fees and expenses of the Trust’s Independent Trustees and their counsel (if any). PIMCO may earn a profit on the administrative fee paid to the Fund. Also, under the terms of the administration agreement, PIMCO, and not Fund shareholders, would benefit from any price decreases in third-party services, including decreases resulting from an increase in net assets.

For the fiscal year ended March 31, 2005, the Funds paid PIMCO monthly administrative fees at the following annual rates (stated as a percentage of the average daily net assets attributable in the aggregate to the Fund’s Class A, Class B and Class C shares):

Fund	Administrative Fees
GNMA, Floating Income, High Yield, Long-Term U.S. Government, Low Duration, and Total Return Mortgage Funds	0.40%
Foreign Bond (U.S. Dollar-Hedged), Foreign Bond (Unhedged) and Global Bond (U.S. Dollar-Hedged) Funds	0.45%
Diversified Income Fund**	0.50%
Emerging Markets Bond Fund	0.55%
Money Market Fund*	0.38%
Short Term Fund	0.37%

*	Effective October 1, 2004, the administrative fees of the Money Market and Short-Term Funds were reduced to an annual rate of 0.35%.
**	Effective October 1, 2004, the administrative fee of the Diversified Income Fund was reduced to an annual rate of 0.45%.

38	PIMCO Funds

The Developing Local Markets Fund and Class A and Class C shares of the Investment Grade Corporate Bond Fund were not operational during the fiscal year ended March 31, 2005. The administrative fees for the Developing Local Markets Fund and Investment Grade Corporate Bond Funds are at annual rates of 0.65% and 0.40%, respectively, based upon the average daily net assets of the Funds.

Individual Portfolio Managers

The following individuals have primary responsibility for managing each of the noted Funds.

Fund	Portfolio Manager	Since	Recent Professional Experience
Developing Local Markets	Michael Gomez	5/05*	Senior Vice President, PIMCO. He has been a member of the emerging markets team since joining the Firm in 2003. Prior to joining the firm in 2003, Mr. Gomez was associated with Goldman Sachs where was responsible for proprietary trading of bonds issued by Latin American countries. Mr. Gomez joined Goldman Sachs in July 1999.
Diversified Income Emerging Markets Bond	Mohamed A. El-Erian	7/03* 8/99	Managing Director, PIMCO. He joined PIMCO as a Portfolio Manager in 1999. Prior to joining PIMCO, he was a Managing Director from 1998-1999 for Salomon Smith Barney/Citibank where he was head of emerging markets research.
Floating Income		7/04*
Foreign Bond Fund (Unhedged)	Sudi Mariappa	4/04*	Managing Director, PIMCO. He joined PIMCO as a Portfolio Manager in 2000. Prior to joining PIMCO, Mr. Mariappa was a Managing Director with Merrill Lynch from 1999-2000. Prior to that, he was associated with Sumitomo Finance International as an Executive Director in 1998, and with Long-term Capital Management as a strategist from 1995-1998.
Foreign Bond (U.S. Dollar-Hedged) Global Bond (U.S. Dollar-Hedged)		11/00 11/00
GNMA Total Return Mortgage	W. Scott Simon	10/01 4/00	Managing Director, PIMCO. He joined PIMCO as a Portfolio Manager in 2000. Prior to joining PIMCO, he was a Senior Managing Director and co-head of Mortgage Backed Securities pass-through trading at Bear Stearns & Co.
High Yield	Raymond G. Kennedy	4/02	Managing Director, PIMCO. He is a Portfolio Manager and a senior member of PIMCO’s investment strategy group. He joined PIMCO as a Credit Analyst in 1996.
Investment Grade Corporate Bond	Mark Kiesel	11/02	Executive Vice President, PIMCO. He is a Portfolio Manager and a senior member of PIMCO’s investment strategy group. He has served as a Portfolio Manager, head of equity derivatives and as a senior Credit Analyst since joining PIMCO in 1996.
Long-Term U.S. Government	James M. Keller	4/00	Managing Director, PIMCO. He joined PIMCO as a credit analyst in 1996, and has managed fixed income accounts for various institutional clients since that time.
Money Market Short-Term	Paul A. McCulley	11/99 8/99	Managing Director, PIMCO. He has managed fixed income assets since joining PIMCO in 1999. Prior to joining PIMCO, Mr. McCulley was associated with Warburg Dillion Read as a Managing Director from 1992-1999 and Head of Economic and Strategy Research for the Americas from 1995-1999, where he managed macro research world-wide.

Low Duration	William H. Gross	5/87*	Managing Director, Chief Investment Officer and a founding partner of PIMCO.

*	Since inception of the Fund.

Michael Gomez is responsible for the day-to-day management of the Developing Local Markets Fund’s assets. Mohamed El-Erian heads PIMCO’s Emerging Markets portfolio management team, which is responsible for the development of major investment themes and which sets targets for various portfolio characteristics in emerging market accounts managed by PIMCO, including the Developing Local Markets Fund.

Please see the Statement of Additional Information for additional information about other accounts managed by the portfolio managers, the portfolio managers’ compensation and the portfolio managers’ ownership of shares of the Funds.

Distributor

The Trust’s Distributor is Allianz Global Investors Distributors LLC (“AGID” or “Distributor”), an indirect subsidiary of Allianz Global Investors of America L.P (“AGI”). The Distributor, located at 2187 Atlantic Street, Stamford, CT 06902, is a broker-dealer registered with the Securities and Exchange Commission (“SEC”).

Regulatory and Litigation Matters

On June 1, 2004, the Attorney General of the State of New Jersey announced that it had dismissed PIMCO from a complaint filed by the New Jersey Attorney General on February 17, 2004, and that it had entered into a settlement agreement (the “New Jersey Settlement”) with PIMCO’s parent company, AGI (formerly known as Allianz Dresdner Asset Management of America L.P.), PEA Capital LLC (an entity affiliated with PIMCO through common ownership) (“PEA”) and AGID, in connection with the same matter. In the New Jersey Settlement, AGI, PEA and AGID neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the New Jersey Settlement alleged, among other things, that AGI, PEA and AGID had failed to disclose that they improperly allowed certain hedge funds to engage in “market timing” in certain funds. The complaint sought injunctive relief, civil monetary penalties, restitution and disgorgement of profits.

Prospectus	39

Since February 2004, PIMCO, AGI, PEA, AGID, and certain of their affiliates, including the Trust, Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series), and the Trustees of the Trust, have been named as defendants in 14 lawsuits filed in U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. Ten of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in the U.S. District Court for the District of Maryland; four of those lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the Trust and the Allianz Funds during specified periods, or as derivative actions on behalf of the Trust and Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain of the Allianz Funds and Funds of the Trust and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, the Trustees, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the Trust or on behalf of the Trust itself against other defendants. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote the Allianz Funds and Funds of the Trust, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

The Trust has learned that, on April 11, 2005, the Attorney General of the State of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia (the “West Virginia Complaint”) against Allianz Global Investors Fund Management LLC (formerly PA Fund Management LLC) (“AGIF”), PEA and AGID alleging, among other things, that they improperly allowed broker-dealers, hedge funds and investment advisers to engage in frequent trading of various open-end funds advised or distributed by Allianz Global Investors Fund Management LLC and certain of its affiliates in violation of the funds’ stated restrictions on “market timing.” On May 31, 2005, AGIF, PEA and AGID, along with the other mutual fund defendants in the action, removed the action to the U.S. District Court for the District of West Virginia. The West Virginia Complaint also names numerous other defendants unaffiliated with Allianz Global Investors Fund Management in separate claims alleging improper market timing and/or late trading of open-end investment companies advised or distributed by such other defendants. The West Virginia Complaint seeks injunctive relief, civil monetary penalties, investigative costs and attorney’s fees.

Under Section 9(a) of the Investment Company Act of 1940, as amended (“1940 Act”), if the New Jersey Settlement or any of the lawsuits described above were to result in a court injunction against AGI, PEA, AGID and/or their affiliates, PIMCO could, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser, and AGID could be barred from serving as principal underwriter, to any registered investment company, including the Funds. In connection with an inquiry from the SEC concerning the status of the New Jersey Settlement under Section 9(a), PEA, AGID, AGI and certain of their affiliates (including PIMCO) (together, the “Applicants”) have sought exemptive relief from the SEC under Section 9(c) of the 1940 Act. The SEC has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey Settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the SEC takes final action on their application for a permanent order. There is no assurance that the SEC will issue a permanent order.

If the West Virginia Complaint were to result in a court injunction against AGIF, PEA or AGID, the Applicants would, in turn, seek exemptive relief under Section 9(c) with respect to that matter, although there is no assurance that such exemptive relief would be granted.

It is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Funds. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Funds or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Funds.

The foregoing speaks only as of the date of this prospectus. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated only if those developments are material.

40	PIMCO Funds

Classes of Shares—Class A, B and C Shares

The Trust offers investors Class A, Class B and Class C shares of each Fund in this prospectus. Each class of shares is subject to different types and levels of sales charges than the other classes and bears a different level of expenses.

The class of shares that is best for you depends upon a number of factors, including the amount and the intended length of your investment. The following summarizes key information about each class to help you make your investment decision, including the various expenses associated with each class. More extensive information about the Trust’s multi-class arrangements is included in the Allianz Funds and PIMCO Funds Shareholders’ Guide for Class A, B and C Shares (the “Guide”), which is included as part of the Statement of Additional Information and can be obtained free of charge from the Distributor. See “How to Buy and Sell Shares—Allianz Funds and PIMCO Funds Shareholders’ Guide” below.

Class A Shares

•	You pay an initial sales charge when you buy Class A shares of any Fund except the Money Market Fund. The maximum initial sales charge is 2.25% for the Floating Income, Low Duration and Short-Term Funds and 3.75% for all other Funds. The sales charge is deducted from your investment so that not all of your purchase payment is invested.

•	You may be eligible for a reduction or a complete waiver of the initial sales charge under a number of circumstances. For example, you normally pay no sales charge if you purchase $1,000,000 or more of Class A shares. Please see the Guide for details.

•	Class A shares are subject to lower 12b-1 fees than Class B or Class C shares. Therefore, Class A shareholders generally pay lower annual expenses and receive higher dividends than Class B or Class C shareholders.

•	You normally pay no contingent deferred sales charge (“CDSC”) when you redeem Class A shares, although for certain Funds you may pay a 1% CDSC if you purchase $1,000,000 or more of Class A shares (and therefore pay no initial sales charge) and then redeem the shares during the first 18 months after your initial purchase. The Class A CDSC is waived for certain categories of investors and does not apply if you are otherwise eligible to purchase Class A shares without a sales charge. Please see the Guide for details.

Class B Shares

•	You do not pay an initial sales charge when you buy Class B shares. The full amount of your purchase payment is invested initially. Effective October 1, 2004, Class B shares of the Low Duration, Money Market and Short-Term Funds may only be (i) acquired through the exchange of Class B shares of other Funds; or (ii) purchased by persons who held Class B shares of the Low Duration, Money Market or Short-Term Funds at the close of business on September 30, 2004. If, after the close of business on September 30, 2004, you redeem all Class B shares of the Low Duration, Money Market or Short-Term Funds in your account, you cannot purchase new Class B shares thereafter (although you may still acquire Class B shares of these Funds through exchange). The Funds may waive this restriction for certain specified benefit plans that are invested in Class B shares of the Low Duration, Money Market or Short-Term Funds at the close of business on September 30, 2004.

•	You normally pay a CDSC of up to 5% if you redeem Class B shares of the Low Duration and Short-Term Funds during the first six years after your initial purchase. You normally pay a CDSC of up to 3.5% if you redeem Class B shares of all other Funds during the first five years after your initial purchase. The amount of the CDSC declines the longer you hold your Class B shares. You pay no CDSC if you redeem Class B shares of the Low Duration and Short-Term Funds during the seventh year and thereafter. You pay no CSDC if you redeem Class B shares of all other Funds during the sixth year or thereafter. The Class B CDSC is waived for certain categories of investors. Please see the Guide for details.

•	Class B shares of the Low Duration and Short-Term Funds are subject to higher 12b-1 fees than Class A shares for the first eight years they are held (seven years for Class B shares purchased prior to January 1, 2002). Class B shares of all other Funds are subject to higher 12b-1 fees than Class A shares for the first five years they are held (seven years for Class B shares purchased prior to January 1, 2002 and eight years for Class B shares purchased from January 1, 2002 through September 30, 2004). During this time, Class B shareholders normally pay higher annual expenses and receive lower dividends than Class A shareholders.

•	Class B shares of the Low Duration and Short-Term Funds automatically convert into Class A shares after they have been held for eight years. Class B shares of all other Funds convert to Class A shares after they have been held for five years (eight years for Class B shares purchased from January 1, 2002 through September 30, 2004). After the conversion takes place, the shares are subject to the lower 12b-1 fees paid by Class A shares. (The conversion period for Class B shares of all Funds purchased prior to January 1, 2002, is seven years.)

Prospectus	41

Class C Shares

•	You do not pay an initial sales charge when you buy Class C shares. The full amount of your purchase payment is invested initially.

•	You normally pay a CDSC of 1% if you redeem Class C shares during the first year after your initial purchase. The Class C CDSC is waived for certain categories of investors. Please see the Guide for details.

•	Class C shares are subject to higher 12b-1 fees than Class A shares. Therefore, Class C shareholders normally pay higher annual expenses and receive lower dividends than Class A shareholders.

•	Class C shares do not convert into any other class of shares. Because Class B shares convert into Class A shares after five years (eight years for Class B shares of the Low Duration and Short-Term Funds), Class C shares will normally be subject to higher expenses and will pay lower dividends than Class B shares if the shares are held for more than five years (eight years for Class B shares of the Low Duration and Short-Term Funds).

Some or all of the payments described below are paid or “reallowed” to financial intermediaries. The following provides additional information about the sales charges and other expenses associated with Class A, Class B and Class C shares.

Initial Sales Charges-Class A Shares

This section includes important information about sales charge reduction programs available to investors in Class A shares of the Funds and describes information or records you may need to provide to the Distributor or your financial intermediary in order to be eligible for sales charge reduction programs.

Unless you are eligible for a waiver, the public offering price you pay when you buy Class A shares of the Funds is the net asset value (“NAV”) of the shares plus an initial sales charge. The initial sales charge varies depending upon the size of your purchase, as set forth below. No sales charge is imposed where Class A shares are issued to you pursuant to the automatic reinvestment of income dividends or capital gains distributions. For investors investing in Class A shares of the Funds through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor obtains the proper “breakpoint” discount.

Floating Income, Low Duration and Short-Term Funds

Amount of Purchase	Initial Sales Charge as % of Net Amount Invested	Initial Sales Charge as % of Public Offering Price
$0–$99,999	2.30%	2.25%
$100,000–$249,999	1.27%	1.25%
$250,000 +	0.00%*	0.00%*

All other Funds (except the Money Market Fund)

Amount of Purchase	Initial Sales Charge as % of Net Amount Invested	Initial Sales Charge as % of Public Offering Price
$0–$99,999	3.90%	3.75%
$100,000–$249,999	3.36%	3.25%
$250,000–$499,999	2.30%	2.25%
$500,000–$999,999	1.78%	1.75%
$1,000,000 +	0.00%**	0.00%**

*	As shown, investors that purchase $250,000 or more of the Fund’s Class A shares will not pay any initial sales charge on the purchase. However, certain purchasers of $250,000 or more of Class A shares may be subject to a contingent deferred sales charge of 0.75% (in the case of the Low Duration Fund) and 0.50% (in the case of the Floating Income and Short-Term Funds) if the shares are redeemed during the first 18 months after their purchase. See “CDSCs on Class A Shares” below.
**	As shown, investors that purchase $1,000,000 or more of any Fund’s Class A shares will not pay any initial sales charge on the purchase. However, purchasers of $1,000,000 or more of Class A shares may be subject to a CDSC of 1% if the shares are redeemed during the first 18 months after their purchase. See “CDSCs on Class A Shares” below.

Investors in the Funds may reduce or eliminate sales charges applicable to purchases of Class A shares through utilization of the Combined Purchase Privilege, the Cumulative Quantity Discount (Right of Accumulation), a Letter of Intent or the Reinstatement Privilege. These programs, which apply to purchases of one of more funds that are series of the Trust or Allianz Funds (formerly PIMCO Funds: Multi-Manager Series) that offer Class A shares (together, “Eligible Funds”), are summarized below and are described in greater detail in the Guide.

Combined Purchase Privilege.  Investors may qualify for a reduced sales charge on Class A shares by combining purchases of Class A shares of Eligible Funds into a single purchase (a “Single Purchase”), if the resulting purchase totals at least $50,000. The following may be deemed to be a Single Purchase: certain purchases by an individual investor’s spouse or children that may be combined with an investor’s purchase, single purchases by a fiduciary for multiple beneficiaries and single purchases for employee benefit plans of a single employer. Please see the Guide for details.

42	PIMCO Funds

Cumulative Quantity Discount (Right of Accumulation).  A purchase of Class A shares of any Eligible Fund may qualify for a Cumulative Quantity Discount at the rate applicable to the discount bracket obtained by adding:

(i) the amount of the investor’s total current purchase (including any sales charge);

(ii) the aggregate net asset value (at the close of business on the day of the current purchase) of all Class A, Class B and Class C shares of any Eligible Fund held by the investor; and

(iii) the net asset value (at the close of business on the day of the current purchase) of all Class A, Class B and Class C shares owned by another shareholder eligible to be combined with the investor’s purchase into a Single Purchase.

Please see the Guide for restrictions applicable to shares held by certain employer-sponsored benefit programs.

Letter of Intent.  An investor may also obtain a reduced sales charge on purchases of Class A shares by means of a written Letter of Intent, which expresses an intent to invest not less than $50,000 within a period of 13 months in Class A shares of any Eligible Fund(s). The maximum intended investment allowable in a Letter of Intent is $1,000,000. Each purchase of shares under a Letter of Intent will be made at the public offering price or prices applicable at the time of such purchase to a Single Purchase of the dollar amount indicated in the Letter. A Letter of Intent is not a binding obligation to purchase the full amount indicated. Shares purchased with the first 5% of the amount indicated in the Letter will be held in escrow (while remaining registered in your name) to secure payment of the higher sales charges applicable to the shares actually purchased in the event the full intended amount is not purchased.

Reinstatement Privilege.  A Class A shareholder who has caused any or all of his shares to be redeemed may reinvest all or any portion of the redemption proceeds in Class A shares of any Eligible Fund at NAV without any sales charge, provided that such investment is made within 120 calendar days after the redemption or repurchase date. The limitations and restrictions of this program are fully described in the Guide.

Method of Valuation of Accounts.  To determine whether a shareholder qualifies for a reduction in sales charge on a purchase of Class A shares of Eligible Funds, the offering price of the shares is used for purchases relying on the Combined Purchase Privilege or a Letter of Intent and the amount of the total current purchase (including any sales load) plus the net asset value (at the close of business on the day of the current purchase) of shares previously acquired is used for the Cumulative Quantity Discount.

Sales at Net Asset Value.  In addition to the programs summarized above, the Funds may sell their Class A shares at net asset value without an initial sales charge to certain types of accounts or account holders, including, but not limited to: trustees of the Funds; employees of the Adviser, and Distributor; employees of participating brokers; certain trustees or other fiduciaries purchasing shares for retirement plans; participants investing in certain “wrap accounts” and investors who purchase shares through a participating broker who has waived all or a portion of the payments it normally would receive from the Distributor at the time of purchase. In addition, Class A shares of the Funds issued pursuant to the automatic reinvestment of income dividends or capital gains distributions are issued at net asset value and are not subject to any sales charges.

Required Shareholder Information and Records.  In order for investors in Class A shares of the Funds to take advantage of sales charge reductions, an investor or his or her financial intermediary must notify the Distributor that the investor qualifies for such a reduction. If the Distributor is not notified that the investor is eligible for these reductions, the Distributor will be unable to ensure that the reduction is applied to the investor’s account. An investor may have to provide certain information or records to his or her financial intermediary or the Distributor to verify the investor’s eligibility for breakpoint privileges or other sales charge waivers. An investor may be asked to provide information or records, including account statements, regarding shares of the Funds or other Eligible Funds held in:

•	all of the investor’s accounts held directly with the Trust or through a financial intermediary;
•	any account of the investor at another financial intermediary; and
•	accounts of related parties of the investor, such as members of the same family or household, at any financial intermediary.

The Trust makes available free of charge and in a clear and prominent format, on the Fund’s Web site at www.allianzinvestors.com, information regarding eliminations of and reductions in sales loads associated with Eligible Funds.

Prospectus	43

Contingent Deferred Sales Charges (CDSCs)--Class B and Class C Shares

Unless you are eligible for a waiver, if you sell (redeem) your Class B or Class C shares within the time periods specified below, you will pay a CDSC according to the following schedules. For investors investing in Class B or Class C shares of the Funds through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor is credited with the proper holding period for the shares redeemed.

Class B Shares Purchased On or After October 1, 2004

Years Since Purchase Payment was Made	Percentage Contingent Deferred Sales Charge
First	3.50
Second	2.75
Third	2.00
Fourth	1.25
Fifth	0.50
Sixth and thereafter	0*

*	After the fifth year, Class B shares convert into Class A shares.

Class B Shares Purchased Prior to October 1, 2004*

Years Since Purchase Payment was Made	Percentage Contingent Deferred Sales Charge
First	5
Second	4
Third	3
Fourth	3
Fifth	2
Sixth	1
Seventh and thereafter	0**

*	This schedule applies to all Class B shares of the Low Duration and Short-Term Funds, regardless of the date of purchase.
**	After the eighth year, Class B shares convert into Class A shares. As noted above, Class B shares purchased prior to January 1, 2002, convert into Class A shares after seven years.

Class C Shares

Years Since Purchase Payment was Made	Percentage Contingent Deferred Sales Charge
First	1
Thereafter	0

CDSCs on Class A Shares

Unless a waiver applies, investors who purchase $1,000,000 ($250,000 in the case of the Floating Income, Low Duration, and Short-Term Funds) or more of Class A shares (and, thus, pay no initial sales charge) of a Fund other than the Money Market Fund will be subject to a 1% CDSC (0.50%, 0.50% and 0.75% in the case of the Floating Income, Short-Term and Low Duration Funds, respectively) if the shares are redeemed within 18 months of their purchase. The Class A CDSC does not apply if you are otherwise eligible to purchase Class A shares without an initial sales charge or are eligible for a waiver of the CDSC. See “Reductions and Waivers of Initial Sales Charges and CDSCs” below. The Class A CDSC does not apply to the Money Market Fund; however, if Money Market Fund Class A shares are purchased in an amount that for any other Fund would be subject to a CDSC and are subsequently exchanged for shares of another Fund, a Class A CDSC will apply for 18 months from the date of the exchange.

How CDSCs are Calculated--Shares Purchased On or Before December 31, 2001

A CDSC is imposed on redemptions of Class B and Class C shares (and where applicable, Class A shares) on the amount of the redemption which causes the current value of your account for the particular class of shares of a Fund to fall below the total dollar amount of your purchase payments subject to the CDSC. However, no CDSC is imposed if the shares redeemed have been acquired through the reinvestment of dividends or capital gains distributions or if the amount redeemed is derived from increases in the value of your account above the amount of the purchase payments subject to the CDSC. CDSCs are deducted from the proceeds of your redemption, not from amounts remaining in your account. In determining whether a CDSC is payable, it is assumed that the shareholder will redeem first the lot of shares which will incur the lowest CDSC.

44	PIMCO Funds

For instance, the following illustrates the current operation of the Class B CDSC:

•	Assume that an individual opens an account and makes a purchase payment of $10,000 for Class B shares of a Fund and that six months later the value of the investor’s account for that Fund has grown through investment performance and reinvestment of distributions to $11,000. The investor then may redeem up to $1,000 from that Fund ($11,000 minus $10,000) without incurring a CDSC. If the investor should redeem $3,000, a CDSC would be imposed on $2,000 of the redemption (the amount by which the investor’s account for the Fund was reduced below the amount of the purchase payment). At the rate of 3.5%, the Class B CDSC would be $70.

How CDSCs will be Calculated--Shares Purchased After December 31, 2001

A CDSC is imposed on redemptions of Class B and Class C shares (and where applicable, Class A shares) on the amount of the redemption which causes the current value of your account for the particular class of shares of the Fund to fall below the total dollar amount of your purchase payments subject to the CDSC.

The following rules apply under the method for calculating CDSCs:

•	Shares acquired through the reinvestment of dividends or capital gains distributions will be redeemed first and will not be subject to any CDSC.

•	For the redemption of all other shares, the CDSC will be based on either your original purchase price or the then current NAV of the shares being sold, whichever is lower. To illustrate this point, consider shares purchased at an NAV of $10. If the Fund’s NAV per share at the time of redemption is $12, the CDSC will apply to the purchase price of $10. If the NAV per share at the time of redemption is $8, the CDSC will apply to the $8 current NAV per share.

•	CDSCs will be deducted from the proceeds of your redemption, not from amounts remaining in your account.

•	In determining whether a CDSC is payable, it is assumed that the shareholder will redeem first the lot of shares which will incur the lowest CDSC.

For example, the following illustrates the operation of the Class B CDSC:

•	Assume that an individual opens an account and makes a purchase payment of $10,000 for 1,000 Class B shares of a Fund (at $10 per share) and that six months later the value of the investor’s account for that Fund has grown through investment performance to $11,000 ($11 per share). If the investor should redeem $2,200 (200 shares), a CDSC would be applied against $2,000 of the redemption (the purchase price of the shares redeemed, because the purchase price is lower than the current NAV of such shares ($2,200)). At the rate of 3.5%, the Class B CDSC would be $70.

Prospectus	45

Reductions and Waivers of Initial Sales Charges and CDSCs

The initial sales charges on Class A shares and the CDSCs on Class A, Class B and Class C shares may be reduced or waived under certain purchase arrangements and for certain categories of investors. Please see the Guide for details. The Guide is available free of charge from the Distributor. See “How to Buy and Sell Shares—Allianz Funds and PIMCO Funds Shareholders’ Guide” below.

Distribution and Servicing (12b-1) Plans

The Funds pay fees to the Distributor on an ongoing basis as compensation for the services the Distributor renders and the expenses it bears in connection with the sale and distribution of Fund shares (“distribution fees”) and/or in connection with personal services rendered to Fund shareholders and the maintenance of shareholder accounts (“servicing fees”). These payments are made pursuant to Distribution and Servicing Plans (“12b-1 Plans”) adopted by each Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (“1940 Act”).

There is a separate 12b-1 Plan for each class of shares offered in this prospectus. Class A shares pay only servicing fees. Class B and Class C shares pay both distribution and servicing fees. The following lists the maximum annual rates at which the distribution and/or servicing fees may be paid under each 12b-1 Plan (calculated as a percentage of each Fund’s average daily net assets attributable to the particular class of shares):

Class A	Servicing Fee	Distribution Fee
Money Market Fund	0.10%	0.00%
All other Funds	0.25%	0.00%

Class B
All Funds	0.25%	0.75%

Class C
Money Market Fund	0.10%	0.00%
Short-Term Fund	0.25%	0.30%
Low Duration Fund	0.25%	0.50%
All other Funds	0.25%	0.75%

Because distribution fees are paid out of a Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges, such as sales charges that are deducted at the time of investment. Therefore, although Class B and Class C shares do not pay initial sales charges, the distribution fees payable on Class B and Class C shares may, over time, cost you more than the initial sales charge imposed on Class A shares. Also, because Class B shares convert into Class A shares after they have been held for eight years (seven years for Class B shares purchased prior to January 1, 2002) and are not subject to distribution fees after the conversion, an investment in Class C shares may cost you more over time than an investment in Class B shares.

Payments to Financial Firms

Some or all of the sales charges, distribution fees and servicing fees described above are paid or “reallowed” to the broker, dealer or financial adviser (collectively, “financial firms”) through which you purchase your shares. With respect to Class B and Class C shares, the financial firms are also paid at the time of your purchase a commission, depending upon the Fund involved, of up to 4.00% and 1.00%, respectively, of your investment in such share classes. Please see the SAI and Guide for more details. A financial firm is one that, in exchange for compensation, sells, among other products, mutual fund shares (including the shares offered in this Prospectus) or provides services for mutual fund shareholders. Financial firms include brokers, dealers, insurance companies and banks.

In addition, AGID, PIMCO and their affiliates (for purposes of this subsection only, collectively, the “Distributor”) may from time to time make additional payments such as cash bonuses or provide other incentives to selected financial firms as compensation for services such as, without limitation, providing the Funds with “shelf space” or a higher profile for the financial firms’ financial consultants and their customers, placing the Funds on the financial firms’ preferred or recommended fund list, granting the Distributor access to the financial firms’ financial consultants, providing assistance in training and educating the financial firms’ personnel, and furnishing marketing support and other specified services. These payments may be significant to the financial firms and may also take the form of sponsorship of seminars or informational meetings or payment for attendance by persons associated with the financial firms at seminars or informational meetings.

A number of factors will be considered in determining the amount of these additional payments to financial firms. On some occasions, such payments may be conditioned upon levels of sales, including the sale of a

46	PIMCO Funds

specified minimum dollar amount of the shares of a Fund, all other series of Trust, other funds sponsored by the Distributor and/or a particular class of shares, during a specified period of time. The Distributor may also make payments to one or more participating financial firms based upon factors such as the amount of assets a financial firm’s clients have invested in the Funds and the quality of the financial firm’s relationship with the Distributor.

The additional payments described above are made at the Distributor’s expense. These payments may be made, at the discretion of the Distributor, to some of the top 50 financial firms that have sold the greatest amounts of shares of the Funds. The level of payments made to a financial firm in any future year will vary and normally will not exceed the sum of (a) 0.10% of such year’s fund sales by that financial firm and (b) 0.06% of the assets attributable to that financial firm invested in equity funds sponsored by the Distributor and 0.03% of the assets invested in fixed-income funds sponsored by the Distributor. In lieu of payments pursuant to the foregoing formulae, the Distributor may make payments of an agreed upon amount which normally will not exceed the amount that would have been payable pursuant to the formulae. There are a few existing relationships on different bases that will continue, some even into 2005, until they end. In some cases, in addition to the payments described above, the Distributor will make payments for special events such as a conference or seminar sponsored by one of such financial firms.

If investment advisers, distributors or affiliates of mutual funds pay bonuses and incentives in differing amounts, financial firms and their financial consultants may have financial incentives for recommending a particular mutual fund over other mutual funds. In addition, depending on the arrangements in place at any particular time, a financial firm and its financial consultants may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your financial advisor and review carefully any disclosure by the financial firm as to compensation received by your financial advisor.

Wholesale representatives of the Distributor visit brokerage firms on a regular basis to educate financial advisors about the Funds and to encourage the sale of Fund shares to their clients. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

Although a Fund may use financial firms that sell Fund shares to effect transactions for the Fund’s portfolio, the Fund and the Adviser will not consider the sale of Fund shares as a factor when choosing financial firms to effect those transactions.

For further details about payments made by the Distributor to financial firms, please see the SAI and Guide.

From time to time, PIMCO or its affiliates may pay investment consultants or their parent or affiliated companies for certain services including technology, operations, tax, or audit consulting services, and may pay such firms for PIMCO’s attendance at investment forums sponsored by such firms or for various studies, surveys, or access to databases. PIMCO and its affiliates may also provide investment advisory services to investment consultants and their affiliates. These consultants or their affiliates may, in the ordinary course of their investment consultant business, recommend that their clients utilize PIMCO’s investment advisory services or invest in the Funds or in other products sponsored by PIMCO and its affiliates.

How Fund Shares Are Priced

The net asset value (“NAV”) of a Fund’s Class A, Class B and Class C shares is determined by dividing the total value of a Fund’s portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class.

Fund shares are valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the NYSE is open. For purposes of calculating the NAV, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Funds or their agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

Prospectus	47

Except for the Money Market Fund, for purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange.

The Money Market Fund’s securities are valued using the amortized cost method of valuation, which involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed and an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When a Fund uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. The Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined by the Board of Trustees or persons acting at their direction may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed below under “Abusive Trading Practices”. Fair value pricing may require subjective determinations about the value of a security.

How to Buy and Sell Shares

The following section provides basic information about how to buy, sell (redeem) and exchange shares of the Funds.

Allianz Funds and PIMCO Funds Shareholders' Guide

More detailed information about purchase, redemption and exchange arrangements for Fund shares is provided in the Allianz Funds and PIMCO Funds Shareholders’ Guide, which is included in the Statement of Additional Information and can be obtained free of charge from the Distributor by written request or by calling 1-800-426-0107. The Guide provides technical information about the basic arrangements described below and

48	PIMCO Funds

also describes special purchase, sale and exchange features and programs offered by the Trust, including:

•	Automated telephone and wire transfer procedures
•	Automatic purchase, exchange and withdrawal programs
•	Programs that establish a link from your Fund account to your bank account
•	Special arrangements for tax-qualified retirement plans
•	Investment programs which allow you to reduce or eliminate the initial sales charges
•	Categories of investors that are eligible for waivers or reductions of initial sales charges and CDSCs

Calculation of Share Price and Redemption Payments

When you buy shares of the Funds, you pay a price equal to the NAV of the shares, plus any applicable sales charge. When you sell (redeem) shares, you receive an amount equal to the NAV of the shares, minus any applicable CDSC. NAVs are determined at the close of regular trading (normally 4:00 p.m., Eastern time) on each day the NYSE is open. See “How Fund Shares Are Priced” above for details. Generally, purchase and redemption orders for Fund shares are processed at the NAV next calculated after your order is received by the Distributor. There are certain exceptions where an order is received by a broker or dealer prior to the NYSE Close and then transmitted to the Distributor after the NAV has been calculated for that day (in which case the order may be processed according to that day’s NAV). Please see the Guide for details.

The Trust does not calculate NAVs or process orders on days when the NYSE is closed. If your purchase or redemption order is received by the Distributor on a day when the NYSE is closed, it will be processed on the next succeeding day when the NYSE is open (according to the succeeding day’s NAV).

Buying Shares

You can buy Class A, Class B or Class C shares of the Funds in the following ways:

•	Through your broker, dealer or other financial intermediary. Your broker, dealer or other intermediary may establish higher minimum investment requirements than the Trust and may also independently charge you transaction fees and additional amounts (which may vary) in return for its services, which will reduce your return. Shares you purchase through your broker, dealer or other intermediary will normally be held in your account with that firm.

•	Directly from the Trust. To make direct investments, you must open an account with the Distributor and send payment for your shares either by mail or through a variety of other purchase options and plans offered by the Trust.

If you wish to invest directly by mail, please send a check payable to Allianz Global Investors Distributors LLC, along with a completed application form to:

Allianz Global Investors Distributors LLC

P.O. Box 9688

Providence, RI 02940-0926

The Trust accepts all purchases by mail subject to collection of checks at full value and conversion into federal funds. You may make subsequent purchases by mailing a check to the address above with a letter describing the investment or with the additional investment portion of a confirmation statement. Checks for subsequent purchases should be payable to Allianz Global Investors Distributors LLC and should clearly indicate your account number. Please call the Distributor at 1-800-426-0107 if you have any questions regarding purchases by mail.

The Guide describes a number of additional ways you can make direct investments, including through the Allianz Funds and PIMCO Funds Auto-Invest and Allianz Funds and PIMCO Funds Fund Link programs. You can obtain a Guide free of charge from the Distributor by written request or by calling 1-800-426-0107. See “Allianz Funds and PIMCO Funds Shareholders’ Guide” above.

The Distributor, in its sole discretion, may accept or reject any order for purchase of Fund shares. No share certificates will be issued unless specifically requested in writing.

Investment Minimums.  The following investment minimums apply for purchases of Class A, Class B and Class C shares.

Initial Investment	Subsequent Investments
$5,000 per Fund	$100 per Fund

Prospectus	49

Lower minimums may apply for certain categories of investors, including certain tax-qualified retirement plans, and for special investment programs and plans offered by the Trust, such as the Allianz Funds and PIMCO Funds Auto-Invest and Allianz Funds and PIMCO Funds Fund Link programs. Please see the Guide for details.

Abusive Trading Practices

The Trust encourages shareholders to invest in the Funds as part of a long-term investment strategy and discourages excessive, short-term trading and other abusive trading practices. To that end, the Trust’s Board has adopted policies and procedures reasonably designed to detect and prevent short-term trading activity that may be harmful to a Fund and its shareholders. Such activities, sometimes referred to as “market timing,” may have a detrimental effect on the Fund(s) and its/their shareholders. For example, depending upon various factors such as the size of a Fund and the amount of its assets maintained in cash, short-term or excessive trading by Fund shareholders may interfere with the efficient management of the Fund’s portfolio, increase transaction costs and taxes, and may harm the performance of the Fund and its shareholders.

The Trust seeks to deter and prevent abusive trading practices, and to reduce these risks, through several methods. First, the Trust imposes redemption fees on most Fund shares redeemed or exchanged within a given period after their purchase. See “Redemption Fees” below for further information. In certain situations, the Funds have elected not to impose redemption fees. See “Waiver of Redemption Fees” below for a discussion on the specific situations in which the Funds will not impose redemption fees.

Second, to the extent that there is a delay between a change in the value of a mutual fund’s portfolio holdings, and the time when that change is reflected in the net asset value of the fund’s shares, the fund is exposed to the risk that investors may seek to exploit this delay by purchasing or redeeming shares at net asset values that do not reflect appropriate fair value prices. The Trust seeks to deter and prevent this activity, sometimes referred to as “stale price arbitrage,” by the appropriate use of “fair value” pricing of the Funds’ portfolio securities. See “How Fund Shares Are Priced” below for more information.

Third, the Trust seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Trust and PIMCO each reserve the right to restrict or refuse any purchase or exchange transaction if, in the judgment of the Trust or of PIMCO, the transaction may adversely affect the interests of a Fund or its shareholders. Among other things, the Trust may monitor for any patterns of frequent purchases and sales that appear to be made in response to short-term fluctuations in share price, and may also monitor for any attempts to improperly avoid the imposition of Redemption Fees. Notice of any restrictions or rejections of transactions may vary according to the particular circumstances.

Although the Trust and its service providers seek to use these methods to detect and prevent abusive trading activities, and although the Trust will consistently apply such methods, there can be no assurances that such activities can be mitigated or eliminated. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for presentation to the Fund on a net basis, conceal the identity of the individual investors from the Fund. This makes it more difficult for the Funds to identify short-term transactions in the Funds.

Small Account Fee

Because of the disproportionately high costs of servicing accounts with low balances, you will be charged a fee at the annual rate of $16 if your account balance for any Fund falls below a minimum level of $2,500, except for Uniform Gift to Minors, IRA, Roth IRA, employer-sponsored retirement plan accounts, Money Purchase and/or Profit Sharing plans, 401(k) plans, 403(b)(7) custodial accounts, SIMPLE IRAs, SEPs, SAR/SEPs, Auto-Invest and Auto-Exchange accounts, for which the minimum balance is $1,000. (A separate custodial fee may apply to IRAs, Roth IRAs and other retirement accounts.) However, you will not be charged this fee if the aggregate value of all of your Allianz Funds and PIMCO Funds accounts is at least $50,000. Any applicable small account fee will be deducted automatically from your below-minimum Fund account in quarterly installments and paid to the Administrator. Each Fund account will normally be valued, and any deduction taken, during the last five business days of each calendar quarter. Lower minimum balance requirements and waivers of the small account fee apply for certain categories of investors. Please see the Guide for details.

Minimum Account Size

Due to the relatively high cost to the Funds of maintaining small accounts, you are asked to maintain an account balance in each Fund in which you invest of at least the minimum investment necessary to open the particular type of account. If your balance for any Fund remains below the minimum for three months or longer, the Administrator has the right (except in the case of employer-sponsored retirement accounts) to redeem your remaining shares and close that Fund account after giving you 60 days to increase your balance. Your Fund account will not be liquidated if the reduction in size is due solely to a decline in market value of your Fund shares or if the aggregate value of all your Allianz Funds and PIMCO Funds accounts exceeds $50,000.

50	PIMCO Funds

Exchanging Shares

You may exchange your Class A, Class B or Class C shares of any Fund for the same Class of shares of any other Fund or of a fund of Allianz Funds. Shares are exchanged on the basis of their respective NAVs next calculated after your exchange order is received by the Distributor (except if Class A shares of the Money Market Fund are exchanged for Class A shares of any other Fund, the usual sales charges applicable to investments in such other Fund apply on shares for which no sales load was paid at the time of purchase). Exchanges of shares held less than a certain number of days may be subject to a redemption fee. See “Redemption Fees” below. Exchanges are subject to the $5,000 minimum initial purchase requirements for each Fund, except with respect to tax-qualified programs and exchanges effected through the Allianz Funds and PIMCO Funds Auto-Exchange plan. If you maintain your account with the Distributor, you may exchange shares by completing a written exchange request and sending it to Allianz Global Investors Distributors LLC, P.O. Box 9688, Providence, RI 02940-0926. You can get an exchange form by calling the Distributor at 1-800-426-0107.

The Trust reserves the right to refuse exchange purchases (or purchase and redemption and/or redemption and purchase transactions) if, in the judgment of PIMCO, the transaction would adversely affect a Fund and its shareholders. Although the Trust has no current intention of terminating or modifying the exchange privilege, it reserves the right to do so at any time. Except as otherwise permitted by the SEC, the Trust will give you 60 days’ advance notice if it exercises its right to terminate or materially modify the exchange privilege with respect to Class A, B and C shares.

The Guide provides more detailed information about the exchange privilege, including the procedures you must follow and additional exchange options. You can obtain a Guide free of charge from the Distributor by written request or by calling 1-800-426-0107. See “Allianz Funds and PIMCO Funds Shareholders’ Guide” above.

Selling Shares

You can sell (redeem) Class A, Class B or Class C shares of the Funds in the following ways:

•	Through your broker, dealer or other financial intermediary. Your broker, dealer or other intermediary may independently charge you transaction fees and additional amounts in return for its services, which will reduce your return.

•	Directly from the Trust by Written Request. To redeem shares directly from the Trust by written request (whether or not the shares are represented by certificates), you must send the following items to the Trust’s Transfer Agent, PFPC Inc., P.O. Box 9688, Providence, RI 02940-9688:

(1) a written request for redemption signed by all registered owners exactly as the account is registered on the Transfer Agent’s records, including fiduciary titles, if any, and specifying the account number and the dollar amount or number of shares to be redeemed;

(2) for certain redemptions described below, a guarantee of all signatures on the written request or on the share certificate or accompanying stock power, if required, as described under “Signature Guarantee” below;

(3) any share certificates issued for any of the shares to be redeemed (see “Certificated Shares” below); and

(4) any additional documents which may be required by the Transfer Agent for redemption by corporations, partnerships or other organizations, executors, administrators, trustees, custodians or guardians, or if the redemption is requested by anyone other than the shareholder(s) of record. Transfers of shares are subject to the same requirements.

A signature guarantee is not required for redemptions requested by and payable to all shareholders of record for the account, and to be sent to the address of record for that account. To avoid delay in redemption or transfer, if you have any questions about these requirements you should contact the Transfer Agent in writing or call 1-800-426-0107 before submitting a request. Written redemption or transfer requests will not be honored until all required documents in the proper form have been received by the Transfer Agent. You can not redeem your shares by written request if they are held in broker “street name” accounts—you must redeem through your broker.

If the proceeds of your redemption (i) are to be paid to a person other than the record owner, (ii) are to be sent to an address other than the address of the account on the Transfer Agent’s records, and/or (iii) are to be paid to a corporation, partnership, trust or fiduciary, the signature(s) on the redemption request and on the certificates, if any, or stock power must be guaranteed as described under “Signature Guarantee” below. The Distributor may, however, waive the signature guarantee requirement for redemptions up to $2,500 by a trustee of a qualified retirement plan, the administrator for which has an agreement with the Distributor.

Prospectus	51

The Guide describes a number of additional ways you can redeem your shares, including:

•	Telephone requests to the Transfer Agent
•	Allianz Funds and PIMCO Funds Automated Telephone System (ATS)
•	Expedited wire transfers
•	Automatic Withdrawal Plan
•	Allianz Funds and PIMCO Funds Fund Link

Unless you specifically elect otherwise, your initial account application permits you to redeem shares by telephone subject to certain requirements. To be eligible for ATS, expedited wire transfer, Automatic Withdrawal Plan, and Fund Link privileges, you must specifically elect the particular option on your account application and satisfy certain other requirements. The Guide describes each of these options and provides additional information about selling shares. You can obtain a Guide free of charge from the Distributor by written request or by calling 1-800-426-0107.

Other than an applicable CDSC or redemption fee, you will not pay any special fees or charges to the Trust or the Distributor when you sell your shares. However, if you sell your shares through your broker, dealer or other financial intermediary, that firm may charge you a commission or other fee for processing your redemption request.

Redemptions of Fund shares may be suspended when trading on the NYSE is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the SEC for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payment for more than seven days, as permitted by law.

For shareholder protection, a request to change information contained in an account registration (for example, a request to change the bank designated to receive wire redemption proceeds) must be received in writing, signed by the minimum number of persons designated on the completed application that are required to effect a redemption, and accompanied by a signature guarantee from any eligible guarantor institution, as determined in accordance with the Trust’s procedures. Shareholders should inquire as to whether a particular institution is an eligible guarantor institution. A signature guarantee cannot be provided by a notary public. In addition, corporations, trusts, and other institutional organizations are required to furnish evidence of the authority of the persons designated on the completed application to effect transactions for the organization.

Redemption Fees

Shareholders of each Fund listed below are subject to a Redemption Fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares redeemed or exchanged (based on the total redemption proceeds after any applicable deferred sales charges) within a certain number of days after their acquisition (by purchase or exchange). The following table indicates the applicable holding period for each Fund. Shares redeemed or exchanged before the expiration of the holding period will be subject to the Redemption Fee.

Fund	Holding Period(1)
Floating Income, GNMA, Low Duration, Short-Term and Total Return Mortgage Funds	7 days

Developing Local Markets, Diversified Income, Emerging Markets Bond, Foreign Bond (Unhedged), Foreign Bond (U.S. Dollar-Hedged), Global Bond (U.S. Dollar-Hedged), High Yield, Investment Grade Corporate Bond and Long-Term U.S. Government Funds

30 days

(1)	With respect to any acquisition of shares, the holding period commences on the day of acquisition. A new holding period begins with each acquisition of shares through a purchase or exchange.

In cases where redeeming shareholders hold shares acquired on different dates, the first-in/first-out (“FIFO”) method will be used to determine which shares are being redeemed, and therefore whether a Redemption Fee is payable. In cases where redemptions are processed through financial intermediaries, there may be a delay between the time the shareholder redeems his or her shares and the payment of the Redemption Fee to the Fund, depending upon such financial intermediaries’ trade processing procedures and systems.

A new time period begins with each acquisition of shares through a purchase or exchange. For example, for Funds with a seven-day holding period, a series of transactions in which shares of Fund A are exchanged for shares of Fund B four days after the purchase of the Fund A shares, followed four days later by an exchange of the Fund B shares for shares of Fund C, will be subject to two Redemption Fees (one on each exchange).

52	PIMCO Funds

The purpose of Redemption Fees is to deter excessive, short-term trading and other abusive trading practices as described above under “Abusive Trading Practices” and to help offset the costs associated with the sale of portfolio securities to satisfy redemption and exchange requests made by “market timers” and other short-term shareholders, thereby insulating longer-term shareholders from such costs. Redemption Fees are not paid separately, but are deducted from the amount to be received in connection with a redemption or exchange. Redemption Fees are paid to and retained by the Funds to defray certain costs described below and are not paid to or retained by PIMCO or the Distributor. Redemption Fees are not sales loads or contingent deferred sales charges. Redemption and exchange of shares acquired through the reinvestment of dividends and distributions are not subject to Redemption Fees.

Limitations on the Assessment of Redemption Fees.  The Funds may not be able to impose and/or collect the Redemption Fee in certain circumstances. For example, the Funds will not be able to collect the Redemption Fee on redemptions and exchanges by shareholders who invest through certain retirement plans or through certain financial intermediaries (for example, through broker-dealer omnibus accounts or through a recordkeeping organization) that have not agreed to assess or collect the Redemption Fee from such shareholders, or that have not agreed to provide the information necessary for the Funds to impose the Redemption Fee on such shareholders or do not currently have the capability to assess or collect the Redemption Fee. The Funds may nonetheless continue to effect share transactions for such shareholders and financial intermediaries. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for presentation to a Fund on a net basis, conceal the identity of the individual investors from the Fund. This makes it more difficult for the Funds to identify short-term transactions in the Funds, and makes assessment of the Redemption Fee on transactions effected through such accounts impractical without the assistance of the financial intermediary. Due to these limitations on the assessment of the Redemption Fee, the Funds’ use of Redemption Fees may not successfully eliminate excessive short-term trading in shares of the Funds.

Waivers of Redemption Fees.  In the following situations, the Funds have elected not to impose the Redemption Fee:

•	redemptions and exchanges of Fund shares acquired through the reinvestment of dividends and distributions;
•	certain types of redemptions and exchanges of Fund shares owned through participant-directed retirement plans (see below for details);
•	redemptions or exchanges in discretionary asset allocation or wrap programs (“wrap programs”) that are initiated by the sponsor of the program as part of a periodic rebalancing, provided that such rebalancing occurs no more frequently than quarterly;
•	redemptions or exchanges in a wrap program that are made as a result of a full withdrawal from the wrap program or as part of a systematic withdrawal plan;
•	involuntary redemptions, such as those resulting from a shareholder’s failure to maintain a minimum investment in the Fund, or to pay shareholder fees;
•	redemptions and exchanges effected by other mutual funds that are sponsored by PIMCO or its affiliates; and
•	otherwise as PIMCO or the Trust may determine in their sole discretion.

Applicability of Redemption Fees in Certain Defined Contribution Plans.  Redemption fees will not apply to the following transactions in participant-directed retirement plans (such as 401(k), 403(b), 457 and Keogh plans): 1) where the shares being redeemed were purchased with new contributions to the plan (e.g., payroll contributions, employer contributions, loan repayments); 2) redemptions made in connection with taking out a loan from the plan; 3) redemptions in connection with death, disability, hardship withdrawals, or Qualified Domestic Relations Orders; 4) redemptions made as part of a systematic withdrawal plan; 5) redemptions made by a defined contribution plan in connection with a termination or restructuring of the plan or 6) redemptions made in connection with a participant’s termination of employment. Redemption fees generally will apply to other participant-directed redemptions and exchanges. For example, if a participant exchanges shares of Fund A that were purchased with new contributions, into Fund B, a redemption fee would not apply to that exchange. However, any subsequent participant-directed exchange of those shares from Fund B into Fund A or another fund may be subject to redemption fees, depending upon the holding period and subject to the exceptions described in this paragraph.

Prospectus	53

Retirement plan sponsors, participant recordkeeping organizations and other financial intermediaries may also impose their own restrictions, limitations or fees in connection with transactions in the Fund’s shares, which may be stricter than those described in this section. You should contact your plan sponsor, recordkeeper or financial intermediary for more information on any differences in how the redemption fee is applied to your investments in the Fund, and whether any additional restrictions, limitations or fees are imposed in connection with transactions in Fund shares.

The Trust may eliminate or modify the waivers enumerated above at any time, in its sole discretion. Shareholders will receive 60 days’ notice of any material changes to the Redemption Fee, unless otherwise permitted by law.

Timing of Redemption Payments

Redemption proceeds will normally be mailed to the redeeming shareholder within seven calendar days or, in the case of wire transfer or Fund Link redemptions, sent to the designated bank account within one business day. Fund Link redemptions may be received by the bank on the second or third business day. In cases where shares have recently been purchased by personal check, redemption proceeds may be withheld until the check has been collected, which may take up to 15 days. To avoid such withholding, investors should purchase shares by certified or bank check or by wire transfer.

Redemptions In Kind

The Trust will redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1% of the Fund’s net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust may pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. It is highly unlikely that your shares would ever be redeemed in kind. If your shares are redeemed in kind, you should expect to incur transaction costs upon the disposition of the securities received in the distribution.

Certificated Shares

If you are redeeming shares for which certificates have been issued, the certificates must be mailed to or deposited with the Trust, duly endorsed or accompanied by a duly endorsed stock power or by a written request for redemption. Signatures must be guaranteed as described under “Signature Guarantee” below. The Trust may request further documentation from institutions or fiduciary accounts, such as corporations, custodians (e.g., under the Uniform Gifts to Minors Act), executors, administrators, trustees or guardians. Your redemption request and stock power must be signed exactly as the account is registered, including indication of any special capacity of the registered owner.

Signature Guarantee

When a signature guarantee is called for, a “medallion” signature guarantee will be required. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are the Securities Transfer Agents Medallion Program, Stock Exchanges Medallion Program and New York Stock Exchange, Inc. Medallion Signature Program. Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted. Please note that financial institutions participating in a recognized medallion program may still be ineligible to provide a signature guarantee for transactions of greater than a specified dollar amount. The Trust may change the signature guarantee requirements from time to time upon notice to shareholders, which may be given by means of a new or supplemented prospectus.

Verification of Identity

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, a Fund must obtain the following information for each person that opens a new account:

1.    Name.

2.    Date of birth (for individuals).

3.    Residential or business street address.

4.    Social security number, taxpayer identification number, or other identifying number.

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

Individuals may also be asked for a copy of their driver’s license, passport or other identifying document in order to verify their identity. In addition, it may be necessary to verify an individual’s identity by cross-referencing the identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

54	PIMCO Funds

After an account is opened, a Fund may restrict your ability to purchase additional shares until your identity is verified. A Fund also may close your account and redeem your shares or take other appropriate action if it is unable to verify your identity within a reasonable time.

Request for Multiple Copies of Shareholder Documents

To reduce expenses, it is intended that only one copy of the Funds’ prospectus and each annual and semi-annual report will be mailed to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents and your shares are held directly with the Trust, call the Trust at 1-800-426-0107. Alternatively, if your shares are held through a financial institution, please contact it directly. Within thirty days after receipt of your request by the Trust, the Trust will begin sending you individual copies.

Fund Distributions

Each Fund distributes substantially all of its net investment income to shareholders in the form of dividends. You begin earning dividends on Fund shares the day after the Trust receives your purchase payment. Dividends paid by each Fund with respect to each class of shares are calculated in the same manner and at the same time, but dividends on Class B and Class C shares are expected to be lower than dividends on Class A shares as a result of the distribution fees applicable to Class B and Class C shares. Each Fund intends to declare income dividends daily and distribute them monthly to shareholders of record.

In addition, each Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently.

You can choose from the following distribution options:

•	Reinvest all distributions in additional shares of the same class of your Fund at NAV. This will be done unless you elect another option.
•	Invest all distributions in shares of the same class of any other Fund of the Trust or Allianz Funds which offers that class at NAV. You must have an account existing in the Fund selected for investment with the identical registered name. You must elect this option on your account application or by a telephone request to the Transfer Agent at 1-800-426-0107.
•	Receive all distributions in cash (either paid directly to you or credited to your account with your broker or other financial intermediary). You must elect this option on your account application or by a telephone request to the Transfer Agent at 1-800-426-0107.

You do not pay any sales charges on shares you receive through the reinvestment of Fund distributions.

If you elect to receive Fund distributions in cash and the postal or other delivery service is unable to deliver checks to your address of record, the Trust’s Transfer Agent will hold the returned checks for your benefit in a non-interest bearing account.

Tax Consequences

•	Taxes on Fund distributions. If you are subject to U.S. federal income tax, you will be subject to tax on Fund distributions whether you received them in cash or reinvested them in additional shares of the Funds. For federal income tax purposes, Fund distributions will be taxable to you as either ordinary income or capital gains.

Fund dividends (i.e., distributions of investment income) are taxable to you as ordinary income. Federal taxes on Fund distributions of gains are determined by how long the Fund owned the investments that generated the gains, rather than how long you have owned your shares. Distributions of gains from investments that a Fund owned for more than one year will generally be taxable to you as long-term capital gains. Distributions of gains from investments that the Fund owned for one year or less will generally be taxable to you as ordinary income.

Fund distributions are taxable to you even if they are paid from income or gains earned by a Fund prior to your investment and thus were included in the price you paid for your shares. For example, if you purchase shares on or just before the record date of a Fund distribution, you will pay full price for the shares and may receive a portion of your investment back as a taxable distribution.

•

Taxes when you sell (redeem) or exchange your shares.  Any gain resulting from the sale of Fund shares will generally be subject to federal income tax. When you exchange shares of a Fund for shares of another series,

Prospectus	55

the transaction will be treated as a sale of the Fund shares for these purposes, and any gain on those shares will generally be subject to federal income tax.

•	Returns of capital. If a Fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in the Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

This section relates only to federal income tax; the consequences under other tax laws may differ. Shareholders should consult their tax advisors as to the possible application of foreign, state and local income tax laws to Fund dividends and capital distributions. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Funds.

Characteristics and Risks of Securities and Investment Techniques

This section provides additional information about some of the principal investments and related risks of the Funds described under “Summary Information” and “Summary of Principal Risks” above. It also describes characteristics and risks of additional securities and investment techniques that may be used by the Funds from time to time. Most of these securities and investment techniques are discretionary, which means that PIMCO can decide whether to use them or not. This prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Funds. As with any mutual fund, investors in the Funds rely on the professional investment judgment and skill of PIMCO and the individual portfolio managers. Please see “Investment Objectives and Policies” in the Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Funds.

Securities Selection

Most of the Funds in this prospectus seek maximum total return. The total return sought by a Fund consists of both income earned on a Fund’s investments and capital appreciation, if any, arising from increases in the market value of a Fund’s holdings. Capital appreciation of fixed income securities generally results from decreases in market interest rates or improving credit fundamentals for a particular market sector or security.

In selecting securities for a Fund, PIMCO develops an outlook for interest rates, currency exchange rates and the economy; analyzes credit and call risks, and uses other security selection techniques. The proportion of a Fund’s assets committed to investment in securities with particular characteristics (such as quality, sector, interest rate or maturity) varies based on PIMCO’s outlook for the U.S. economy and the economies of other countries in the world, the financial markets and other factors.

PIMCO attempts to identify areas of the bond market that are undervalued relative to the rest of the market. PIMCO identifies these areas by grouping bonds into sectors such as money markets, governments, corporates, mortgages, asset-backed and international. Sophisticated proprietary software then assists in evaluating sectors and pricing specific securities. Once investment opportunities are identified, PIMCO will shift assets among sectors depending upon changes in relative valuations and credit spreads. There is no guarantee that PIMCO’s security selection techniques will produce the desired results.

U.S. Government Securities

U.S. Government Securities are obligations of, or guaranteed by, the U.S. Government, its agencies or government-sponsored enterprises. U.S. Government Securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. U.S. Government Securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

Municipal Bonds

Municipal bonds are generally issued by states and local governments and their agencies, authorities and other instrumentalities. Municipal bonds are subject to interest rate, credit and market risk. The ability of an issuer to make payments could be affected by litigation, legislation or other political events or the bankruptcy of the issuer. Lower rated municipal bonds are subject to greater credit and market risk than higher quality municipal bonds. The types of municipal bonds in which the Funds may invest include municipal lease obligations. The Funds may also invest in securities issued by entities whose underlying assets are municipal bonds.

The Funds may invest, without limitation, in residual interest bonds, which are created by depositing municipal securities in a trust and dividing the income stream of an underlying municipal bond in two parts,

56	PIMCO Funds

one, a variable rate security and the other, a residual interest bond. The interest rate for the variable rate security is determined by an index or an auction process held approximately every 7 to 35 days, while the residual interest bond holder receives the balance of the income from the underlying municipal bond less an auction fee. The market prices of residual interest bonds may be highly sensitive to changes in market rates and may decrease significantly when market rates increase.

Mortgage-Related and Other Asset-Backed Securities

Each Fund may invest in mortgage- or other asset-backed securities. Except for the Money Market Fund, each Fund may invest all of its assets in such securities. Mortgage-related securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property.

The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. If unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of the security can be expected to increase. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund’s yield to maturity from these securities. Each Fund (except the Money Market Fund) may invest up to 5% of its total assets in any combination of mortgage-related or other asset-backed IO, PO, or inverse floater securities.

Each Fund (except the Money Market Fund) may invest in collateralized debt obligations (“CDOs”), which includes collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high-risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The Funds may invest in other asset-backed securities that have been offered to investors.

Loan Participations and Assignments

Certain Funds may invest in fixed- and floating-rate loans, which investments generally will be in the form of loan participations and assignments of portions of such loans. Participations and assignments involve special types of risk, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. If a Fund purchases a participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower.

Corporate Debt Securities

Corporate debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates rise, the value of corporate debt securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

High Yield Securities

Securities rated lower than Baa by Moody’s or lower than BBB by S&P are sometimes referred to as “high yield” or “junk” bonds. Investing in high yield securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields, high yield securities typically entail greater potential price volatility and may be less liquid than higher-rated securities. High yield securities may be regarded as predominately speculative with respect to the issuer’s continuing ability to meet principal and interest payments. They may also be more

Prospectus	57

susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities. The Emerging Markets Bond and Diversified Income Funds may invest in securities that are in default with respect to the payment of interest or repayment of principal, or presenting an imminent risk of default with respect to such payments. Issuers of securities in default may fail to resume principal or interest payments, in which case either Fund may lose its entire investment.

Variable and Floating Rate Securities

Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. Each Fund may invest in floating rate debt instruments (“floaters”) and (except the Money Market Fund) engage in credit spread trades. While floaters provide a certain degree of protection against rises in interest rates, a Fund will participate in any declines in interest rates as well. Each Fund (except the Money Market Fund) may also invest in inverse floating rate debt instruments (“inverse floaters”). An inverse floater may exhibit greater price volatility than a fixed rate obligation of similar credit quality. Each Fund (except the Money Market Fund) may invest up to 5% of its total assets in any combination of mortgage-related or other asset-backed IO, PO, or inverse floater securities.

Inflation-Indexed Bonds

Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Event-Linked Exposure

Each Fund (except the Money Market Fund) may obtain event-linked exposure by investing in “event-linked bonds” or “event-linked swaps” or implement “event-linked strategies.” Event-linked exposure results in gains or losses that typically are contingent, or formulaically related to defined trigger events. Examples of trigger events include hurricanes, earthquakes, weather-related phenomena, or statistics relating to such events. Some event-linked bonds are commonly referred to as “catastrophe bonds.” If a trigger event occurs, a Fund may lose a portion or its entire principal invested in the bond or notional amount on a swap. Event-linked exposure often provides for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. Event-linked exposure may also expose a Fund to certain unanticipated risks including credit risk, counterparty risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences. Event-linked exposures may also be subject to liquidity risk.

Convertible and Equity Securities

Each Fund (except the Money Market Fund) may invest in convertible securities or equity securities. Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, that are convertible into or exercisable for common stock at a stated price or rate. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security will normally also provide income and is subject to interest rate risk. Convertible securities may be lower-rated securities subject to greater levels of credit risk. A Fund may be forced to convert a security before it would otherwise choose, which may have an adverse effect on the Fund’s ability to achieve its investment objective.

The Funds intend to invest primarily in fixed income securities; however, while some countries or companies may be regarded as favorable investments, pure fixed income opportunities may be unattractive or limited due to insufficient supply, or legal or technical restrictions. In such cases, subject to its applicable investment restrictions, a Fund may consider convertible securities or equity securities to gain exposure to such investments.

Equity securities generally have greater price volatility than fixed income securities. The market price of equity securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally or particular industries represented in those markets. The value of an equity security may also decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

58	PIMCO Funds

Foreign (Non-U.S.) Securities

Each Fund (except the Long-Term U.S. Government Fund) may invest in foreign (non-U.S.) securities. Investing in foreign securities involves special risks and considerations not typically associated with investing in U.S. securities. Shareholders should consider carefully the substantial risks involved for Funds that invest in securities issued by foreign companies and governments of foreign countries. These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; and political instability. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self- sufficiency and balance of payments position. The securities markets, values of securities, yields and risks associated with foreign securities markets may change independently of each other. Also, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in foreign securities may also involve higher custodial costs than domestic investments and additional transaction costs with respect to foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in foreign currencies.

Certain Funds also may invest in sovereign debt issued by governments, their agencies or instrumentalities, or other government-related entities. Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In addition, there is no bankruptcy proceeding by which defaulted sovereign debt may be collected.

•	Emerging Market Securities. The Developing Local Markets, Diversified Income, Emerging Markets Bond and Floating Income Funds may invest without limit in securities of issuers based in countries with developing (or “emerging market”) economies. The Long-Term U.S. Government and Money Market Funds may not invest in such securities. Each other Fund may invest in such securities up to the following limits:

Fund	Percentage of Fund’s Total Assets
Low Duration and Short-Term Funds	5%
Foreign Bond (Unhedged), Foreign Bond (U.S. Dollar-Hedged), Global Bond (U.S. Dollar-Hedged), GNMA, High Yield, Investment Grade Corporate Bond and Total Return Mortgage Funds	10%

A security is economically tied to an emerging market country if it is principally traded on the country’s securities markets, or the issuer is organized or principally operates in the country, derives a majority of its income from its operations within the country, or has a majority of its assets in the country. The adviser has broad discretion to identify and invest in countries that it considers to qualify as emerging securities markets. However, an emerging securities market is generally considered to be one located in any country that is defined as an emerging or developing economy by the World Bank or its related organizations, or the United Nations or its authorities. In making investments in emerging market securities, the Funds emphasize countries with relatively low gross national product per capita and with the potential for rapid economic growth. The adviser will select the country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, and any other specific factors it believes to be relevant.

Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in foreign, developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging markets securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have

Prospectus	59

different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

Each Fund (except the Long-Term U.S. Government Fund) may invest in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with a debt restructuring. Investments in Brady Bonds may be viewed as speculative. Brady Bonds acquired by a Fund may be subject to restructuring arrangements or to requests for new credit, which may cause the Fund to suffer a loss of interest or principal on any of its holdings.

Foreign (Non-U.S.) Currencies

A Fund that invests directly in foreign currencies or in securities that trade in, or receive revenues in, foreign currencies will be subject to currency risk. Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments.

•	Foreign Currency Transactions. Funds that invest in securities denominated in foreign currencies may engage in foreign currency transactions on a spot (cash) basis, and enter into forward foreign currency exchange contracts and invest in foreign currency futures contracts and options on foreign currencies and futures. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract, reduces a Fund’s exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. The effect on the value of a Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. A contract to sell foreign currency would limit any potential gain which might be realized if the value of the hedged currency increases. A Fund may enter into these contracts to hedge against foreign exchange risk, to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in such transactions at any given time or from time to time. Also, such transactions may not be successful and may eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies. A Fund may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are positively correlated. The Fund will segregate or “earmark” assets determined to be liquid by PIMCO to cover its obligations under forward foreign currency exchange contracts entered into for non-hedging purposes.

Repurchase Agreements

Each Fund may enter into repurchase agreements, in which the Fund purchases a security from a bank or broker-dealer, which agrees to repurchase the security at the Fund’s cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Reverse Repurchase Agreements, Dollar Rolls and Other Borrowings

Each Fund may enter into reverse repurchase agreements and dollar rolls, subject to the Fund’s limitations on borrowings. A reverse repurchase agreement or dollar roll involves the sale of a security by a Fund and its agreement to repurchase the instrument at a specified time and price, and may be considered a form of borrowing for some purposes. A Fund will segregate or “earmark” assets determined to be liquid by PIMCO or otherwise to cover its obligations under reverse repurchase agreements, dollar rolls, and other borrowings. Reverse repurchase agreements, dollar rolls and other forms of borrowings may create leveraging risk for a Fund.

Each Fund may borrow money to the extent permitted under the 1940 Act. This means that, in general, a Fund may borrow money from banks for any purpose on a secured basis in an amount up to  1/3 of the Fund’s total assets. A Fund may also borrow money for temporary administrative purposes on an unsecured basis in an amount not to exceed 5% of the Fund’s total assets.

Derivatives

Each Fund (except the Money Market Fund) may, but is not required to, use derivative instruments for risk management purposes or as part of its investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate

60	PIMCO Funds

to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. Examples of derivative instruments include options contracts, futures contracts, options on futures contracts and swap agreements (including, but not limited to, credit default swaps). Each Fund (except the Money Market Fund) may invest some or all of its assets in derivative instruments. A portfolio manager may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed. A description of these and other derivative instruments that the Funds may use are described under “Investment Objectives and Policies” in the Statement of Additional Information.

A Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments. A description of various risks associated with particular derivative instruments is included in “Investment Objectives and Policies” in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Funds.

Management Risk.  Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

Credit Risk.  The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a “counterparty”) to make required payments or otherwise comply with the contract’s terms. Additionally, credit default swaps could result in losses if a Fund does not correctly evaluate the creditworthiness of the company on which the credit default swap is based.

Liquidity Risk.  Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Leverage Risk.  Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a Fund uses derivatives for leverage, investments in that Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, each Fund will segregate or “earmark” assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under derivative instruments.

Lack of Availability.  Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, the portfolio manager may wish to retain the Fund’s position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other suitable counterparty can be found. There is no assurance that a Fund will engage in derivatives transactions at any time or from time to time. A Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.

Market and Other Risks.  Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund’s interest. If a portfolio manager incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. A Fund may also have to buy or sell a security at a disadvantageous time or price because the Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. Also, the value of

Prospectus	61

derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, a Fund’s use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments.

Delayed Funding Loans and Revolving Credit Facilities

The Funds (except the Money Market Fund) may also enter into, or acquire participations in, delayed funding loans and revolving credit facilities, in which a lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. These commitments may have the effect of requiring a Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that a Fund is committed to advance additional funds, it will segregate or “earmark” assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees in an amount sufficient to meet such commitments. Delayed funding loans and revolving credit facilities are subject to credit, interest rate and liquidity risk and the risks of being a lender.

When-Issued, Delayed Delivery and Forward Commitment Transactions

Each Fund may purchase securities which it is eligible to purchase on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date. This risk is in addition to the risk that the Fund’s other assets will decline in value. Therefore, these transactions may result in a form of leverage and increase a Fund’s overall investment exposure. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated or “earmarked” to cover these positions.

Investment in Other Investment Companies

Each Fund may invest up to 10% of its total assets in securities of other investment companies, such as open-end or closed-end management investment companies, or in pooled accounts or other investment vehicles which invest in foreign markets. As a shareholder of an investment company, a Fund may indirectly bear service and other fees which are in addition to the fees the Fund pays its service providers.

Subject to the restrictions and limitations of the 1940 Act, each Fund may elect to pursue its investment objective either by investing directly in securities, or by investing in one or more underlying investment vehicles or companies that have substantially similar investment objectives, policies and limitations as the Fund. The Funds may also invest in exchange traded funds, subject to the restrictions and limitations of the 1940 Act.

Short Sales

Each Fund may make short sales as part of its overall portfolio management strategies or to offset a potential decline in value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. Short sales expose a Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as “covering” the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. A Fund making a short sale must segregate or “earmark” assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees or otherwise cover its position in a permissible manner.

Illiquid Securities

Each Fund may invest up to 15% (10% in the case of the Money Market Fund) of its net assets in illiquid securities. Certain illiquid securities may require pricing at fair value as determined in good faith under the supervision of the Board of Trustees. A portfolio manager may be subject to significant delays in disposing of illiquid securities, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Loans of Portfolio Securities

For the purpose of achieving income, each Fund may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see “Investment Objectives and Policies” in the Statement of Additional Information for details. When a Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. A Fund may pay lending fees to a party arranging the loan.

62	PIMCO Funds

Portfolio Turnover

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

Temporary Defensive Strategies

For temporary or defensive purposes, each Fund may invest without limit in U.S. debt securities, including taxable securities and short-term money market securities, when PIMCO deems it appropriate to do so. When a Fund engages in such strategies, it may not achieve its investment objective.

Changes in Investment Objectives and Policies

The investment objectives of the Floating Income Fund, Foreign Bond Fund (Unhedged) and Global Bond Fund (U.S. Dollar-Hedged) may be changed by the Board of Trustees without shareholder approval. The investment objective of each other Fund is fundamental and may not be changed without shareholder approval. Unless otherwise stated, all other investment policies of the Funds may be changed by the Board of Trustees without shareholder approval.

Percentage Investment Limitations

Unless otherwise stated, all percentage limitations on Fund investments listed in this prospectus will apply at the time of investment. A Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment. For each Fund that has adopted a policy to invest at least 80% of its assets in investments suggested by its name, the term “assets” means net assets plus the amount of any borrowings for investment purposes.

Credit Ratings and Unrated Securities

Rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. Appendix A to this prospectus describes the various ratings assigned to fixed income securities by Moody’s and S&P. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risks. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. A Fund will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. PIMCO does not rely solely on credit ratings, and develops its own analysis of issuer credit quality.

A Fund may purchase unrated securities (which are not rated by a rating agency) if its portfolio manager determines that the security is of comparable quality to a rated security that the Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the portfolio manager may not accurately evaluate the security’s comparative credit rating. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher- quality fixed income securities. To the extent that a Fund invests in high yield and/or unrated securities, the Fund’s success in achieving its investment objective may depend more heavily on the portfolio manager’s creditworthiness analysis than if the Fund invested exclusively in higher-quality and rated securities.

Other Investments and Techniques

The Funds may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this prospectus. These securities and techniques may subject the Funds to additional risks. Please see the Statement of Additional Information for additional information about the securities and investment techniques described in this prospectus and about additional securities and techniques that may be used by the Funds.

Prospectus	63

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of Class A, Class B and Class C shares of each Fund for the past 5 years or, if the class is less than 5 years old, since the class of shares was first offered. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a particular class of shares of a Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Fund’s financial statements, are included in the Trust’s annual report to shareholders. The annual and semi-annual reports are incorporated by reference in the Statement of Additional Information and are available free of charge upon request from the Distributor. Note: All footnotes to the financial highlights table appear at the end of the tables.

Year or Period Ended	Net Asset Value Beginning of Period	Net Investment Income (Loss)++(a)	Net Realized and Unrealized Gain (Loss) on Investments++(a)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains
Diversified Income Fund
Class A
03/31/2005	$10.84	$0.49	$0.10	$0.59	$(0.51)	$(0.05)
07/31/2003 - 03/31/2004	10.00	0.27	0.88	1.15	(0.30)	(0.01)
Class B
03/31/2005	10.84	0.41	0.10	0.51	(0.43)	(0.05)
07/31/2003 - 03/31/2004	10.00	0.22	0.88	1.10	(0.25)	(0.01)
Class C
03/31/2005	10.84	0.41	0.10	0.51	(0.43)	(0.05)
07/31/2003 - 03/31/2004	10.00	0.22	0.88	1.10	(0.25)	(0.01)
Emerging Markets Bond Fund
Class A
03/31/2005	$10.73	$0.41	$0.29	$0.70	$(0.45)	$(0.40)
03/31/2004	10.05	0.44	1.82	2.26	(0.50)	(1.08)
03/31/2003	9.60	0.59	0.77	1.36	(0.66)	(0.25)
03/31/2002	8.40	0.68	1.76	2.44	(0.74)	(0.50)
03/31/2001	8.61	0.77	0.21	0.98	(0.79)	(0.40)
Class B
03/31/2005	10.73	0.33	0.29	0.62	(0.37)	(0.40)
03/31/2004	10.05	0.36	1.81	2.17	(0.41)	(1.08)
03/31/2003	9.60	0.53	0.76	1.29	(0.59)	(0.25)
03/31/2002	8.40	0.63	1.75	2.38	(0.68)	(0.50)
03/31/2001	8.61	0.73	0.19	0.92	(0.73)	(0.40)
Class C
03/31/2005	10.73	0.33	0.29	0.62	(0.37)	(0.40)
03/31/2004	10.05	0.36	1.81	2.17	(0.41)	(1.08)
03/31/2003	9.60	0.53	0.76	1.29	(0.59)	(0.25)
03/31/2002	8.40	0.60	1.78	2.38	(0.68)	(0.50)
03/31/2001	8.61	0.72	0.21	0.93	(0.74)	(0.40)
Floating Income Fund
Class A
07/30/2004 - 03/31/2005	$10.00	$0.15	$0.20	$0.35	$(0.18)	$0.00
Class C
09/30/2004 - 03/31/2005	10.06	0.10	0.14	0.24	(0.13)	0.00
Foreign Bond Fund (Unhedged)
Class A
07/30/2004 - 03/31/2005	$9.96	$0.13	$0.96	$1.09	$(0.11)	$(0.11)
Class C
07/30/2004 - 03/31/2005	9.96	0.08	0.96	1.04	(0.06)	(0.11)
Foreign Bond Fund (U.S. Dollar-Hedged)
Class A
03/31/2005	$10.52	$0.26	$0.32	$0.58	$(0.23)	$(0.31)
03/31/2004	10.70	0.31	0.00	0.31	(0.28)	(0.21)
03/31/2003	10.39	0.42	0.50	0.92	(0.24)	(0.25)
03/31/2002	10.32	0.43	0.09	0.52	(0.43)	(0.02)
03/31/2001	10.03	0.55	0.49	1.04	(0.54)	(0.21)
Class B
03/31/2005	$10.52	0.18	0.32	0.50	(0.15)	(0.31)
03/31/2004	10.70	0.23	0.00	0.23	(0.20)	(0.21)
03/31/2003	10.39	0.34	0.51	0.85	(0.19)	(0.25)
03/31/2002	10.32	0.35	0.10	0.45	(0.36)	(0.02)
03/31/2001	10.03	0.47	0.49	0.96	(0.46)	(0.21)
Class C
03/31/2005	10.52	0.18	0.32	0.50	(0.15)	(0.31)
03/31/2004	10.70	0.23	0.00	0.23	(0.20)	(0.21)
03/31/2003	10.39	0.34	0.51	0.85	(0.19)	(0.25)
03/31/2002	10.32	0.35	0.10	0.45	(0.36)	(0.02)
03/31/2001	10.03	0.47	0.49	0.96	(0.46)	(0.21)
Global Bond Fund (U.S. Dollar-Hedged)
Class A
03/31/2005	$10.03	$0.23	$0.21	$0.44	$(0.20)	$(0.27)
03/31/2004	10.10	0.25	0.10	0.35	(0.25)	(0.17)
03/31/2003	9.42	0.38	0.66	1.04	(0.36)	0.00
03/31/2002	9.61	0.39	0.12	0.51	(0.39)	(0.31)
03/31/2001	9.41	0.54	0.48	1.02	(0.52)	(0.30)
Class B
03/31/2005	10.03	0.16	0.21	0.37	(0.13)	(0.27)
03/31/2004	10.10	0.18	0.09	0.27	(0.17)	(0.17)
03/31/2003	9.42	0.32	0.65	0.97	(0.29)	0.00
03/31/2002	9.61	0.33	0.11	0.44	(0.32)	(0.31)
03/31/2001	9.41	0.47	0.48	0.95	(0.45)	(0.30)
Class C
03/31/2005	10.03	0.16	0.21	0.37	(0.13)	(0.27)
03/31/2004	10.10	0.18	0.09	0.27	(0.17)	(0.17)
03/31/2003	9.42	0.32	0.65	0.97	(0.29)	0.00
03/31/2002	9.61	0.33	0.11	0.44	(0.32)	(0.31)
03/31/2001	9.41	0.47	0.48	0.95	(0.45)	(0.30)

64	PIMCO Funds

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000’s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets++		Portfolio Turnover Rate

$0.00	$(0.56)	$10.87	5.54%	$48,046	1.17	%(h)	4.50	%+	44%
0.00	(0.31)	10.84	11.66	25,013	1.20	+ (b)	3.94	+	33

0.00	(0.48)	10.87	4.76	16,127	1.92	(h)	3.76		44
0.00	(0.26)	10.84	11.14	4,819	1.95	+ (g)	3.28	+	33

0.00	(0.48)	10.87	4.76	42,756	1.92	(h)	3.78		44
0.00	(0.26)	10.84	11.12	22,192	1.95	+ (g)	3.22	+	33

$0.00	$(0.85)	$10.58	6.75%	$264,866	1.25%		3.85%		415%
0.00	(1.58)	10.73	23.34	258,444	1.25		4.08		461
0.00	(0.91)	10.05	15.65	90,079	1.27	(c)	6.45		388
0.00	(1.24)	9.60	30.88	15,589	1.27	(c)	7.33		620
0.00	(1.19)	8.40	12.46	1,143	1.34	(c)	9.08		902

0.00	(0.77)	10.58	5.95	70,635	2.00		3.09		415
0.00	(1.49)	10.73	22.43	72,425	2.00		3.39		461
0.00	(0.84)	10.05	14.79	38,002	2.02	(d)	5.78		388
0.00	(1.18)	9.60	29.93	10,844	2.04	(d)	6.87		620
0.00	(1.13)	8.40	11.59	1,620	2.09	(d)	8.58		902

0.00	(0.77)	10.58	5.96	141,260	2.00		3.09		415
0.00	(1.49)	10.73	22.42	142,161	2.00		3.33		461
0.00	(0.84)	10.05	14.78	52,168	2.02	(d)	5.74		388
0.00	(1.18)	9.60	29.91	12,580	2.00		6.46		620
0.00	(1.14)	8.40	11.74	792	2.08	(d)	8.52		902

$0.00	$(0.18)	$10.17	3.56%	$178,925	0.95	%+	2.23%		18%

0.00	(0.13)	10.17	2.44	29,102	1.25	+	2.01	+	18

$0.00	$(0.22)	$10.83	10.98%	$184,720	0.95	%+	1.80	%+	344%

0.00	(0.17)	10.83	10.47	81,609	1.70	+	1.06	+	344

$0.00	$(0.54)	$10.56	5.59%	$282,335	0.95%		2.44%		477%
0.00	(0.49)	10.52	3.00	245,270	0.96	(e)	2.84		711
(0.12)	(0.61)	10.70	9.10	206,753	0.95		3.93		589
0.00	(0.45)	10.39	5.21	112,047	0.96	(e)	4.11		434
0.00	(0.75)	10.32	10.82	84,631	0.99	(e)	5.39		417

0.00	(0.46)	10.56	4.80	48,615	1.70		1.70		477
0.00	(0.41)	10.52	2.22	54,588	1.71	(f)	2.10		711
(0.10)	(0.54)	10.70	8.36	54,571	1.70		3.21		589
0.00	(0.38)	10.39	4.42	34,602	1.71	(f)	3.38		434
0.00	(0.67)	10.32	9.94	28,747	1.74	(f)	4.68		417

0.00	(0.46)	10.56	4.80	92,793	1.70		1.70		477
0.00	(0.41)	10.52	2.22	110,838	1.71	(f)	2.09		711
(0.10)	(0.54)	10.70	8.33	94,504	1.70		3.17		589
0.00	(0.38)	10.39	4.42	47,725	1.71	(f)	3.37		434
0.00	(0.67)	10.32	9.96	35,337	1.74	(f)	4.68		417

$0.00	$(0.47)	$10.00	4.47%	$23,686	0.95%		2.30%		245%
0.00	(0.42)	10.03	3.57	26,272	0.96	(e)	2.57		577
0.00	(0.36)	10.10	11.25	21,667	0.97	(e)	3.83		413
0.00	(0.70)	9.42	5.42	5,262	0.96	(e)	4.11		373
0.00	(0.82)	9.61	11.43	2,747	0.98	(e)	5.63		422

0.00	(0.40)	10.00	3.69	10,297	1.70		1.56		245
0.00	(0.34)	10.03	2.79	12,916	1.71	(f)	1.83		577
0.00	(0.29)	10.10	10.42	13,538	1.72	(f)	3.26		413
0.00	(0.63)	9.42	4.63	6,586	1.71	(f)	3.43		373
0.00	(0.75)	9.61	10.60	5,243	1.73	(f)	4.90		422

0.00	(0.40)	10.00	3.69	17,563	1.70		1.56		245
0.00	(0.34)	10.03	2.79	19,194	1.71	(f)	1.82		577
0.00	(0.29)	10.10	10.42	18,317	1.72	(f)	3.23		413
0.00	(0.63)	9.42	4.63	6,890	1.71	(f)	3.41		373
0.00	(0.75)	9.61	10.60	5,208	1.73	(f)	4.92		422

Prospectus	65

Financial Highlights (continued)

Year or Period Ended	Net Asset Value Beginning of Period	Net Investment Income (Loss)++(a)	Net Realized and Unrealized Gain (Loss) on Investments++(a)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains
GNMA Fund
Class A
03/31/2005	$11.09	$0.20	$0.05	$0.25	$(0.24)	$(0.09)
03/31/2004	11.05	0.10	0.31	0.41	(0.25)	(0.12)
03/31/2003	10.67	0.19	0.67	0.86	(0.23)	(0.25)
03/31/2002	10.44	0.25	0.56	0.81	(0.46)	(0.12)
11/30/2000 - 03/31/2001	10.13	0.21	0.31	0.52	(0.21)	0.00
Class B
03/31/2005	11.09	0.11	0.06	0.17	(0.16)	(0.09)
03/31/2004	11.05	0.02	0.31	0.33	(0.17)	(0.12)
03/31/2003	10.67	0.10	0.68	0.78	(0.15)	(0.25)
05/31/2001 - 03/31/2002	10.43	0.12	0.51	0.63	(0.27)	(0.12)
Class C
03/31/2005	11.09	0.11	0.06	0.17	(0.16)	(0.09)
03/31/2004	11.05	0.02	0.31	0.33	(0.17)	(0.12)
03/31/2003	10.67	0.10	0.68	0.78	(0.15)	(0.25)
05/31/2001 - 03/31/2002	10.43	0.13	0.50	0.63	(0.27)	(0.12)
Investment Grade Corporate Bond Fund
Class A
07/30/2004 – 03/31/2005	$10.47	$0.25	$0.12	$0.37	$(0.26)	$(0.20)
Class C
07/30/2004 – 03/31/2005	10.47	0.20	0.12	0.32	(0.21)	(0.20)
High Yield Fund
Class A
03/31/2005	$9.69	$0.63	$0.02	$0.65	$(0.64)	$0.00
03/31/2004	8.90	0.64	0.80	1.44	(0.65)	0.00
03/31/2003	9.19	0.68	(0.26)	0.42	(0.71)	0.00
03/31/2002	9.88	0.74	(0.69)	0.06	(0.75)	0.00
03/31/2001	10.22	0.87	(0.34)	0.53	(0.87)	0.00
Class B
03/31/2005	9.69	0.56	0.01	0.57	(0.56)	0.00
03/31/2004	8.90	0.57	0.80	1.37	(0.58)	0.00
03/31/2003	9.19	0.62	(0.27)	0.35	(0.64)	0.00
03/31/2002	9.88	0.68	(0.68)	(0.01)	(0.68)	0.00
03/31/2001	10.22	0.79	(0.33)	0.46	(0.80)	0.00
Class C
03/31/2005	9.69	0.56	0.01	0.57	(0.56)	0.00
03/31/2004	8.90	0.57	0.80	1.37	(0.58)	0.00
03/31/2003	9.19	0.62	(0.27)	0.35	(0.64)	0.00
03/31/2002	9.88	0.67	(0.68)	(0.01)	(0.68)	0.00
03/31/2001	10.22	0.79	(0.33)	0.46	(0.80)	0.00
Long-Term U.S. Government Fund
Class A
03/31/2005	$11.35	$0.30	$(0.22)	$0.08	$(0.31)	$(0.35)
03/31/2004	11.12	0.36	0.46	0.82	(0.37)	(0.22)
03/31/2003	9.96	0.43	1.64	2.07	(0.44)	(0.47)
03/31/2002	10.65	0.62	(0.39)	0.23	(0.62)	(0.30)
03/31/2001	9.79	0.34	1.09	1.43	(0.57)	0.00
Class B
03/31/2005	11.35	0.22	(0.23)	(0.01)	(0.22)	(0.35)
03/31/2004	11.12	0.27	0.47	0.74	(0.29)	(0.22)
03/31/2003	9.96	0.34	1.64	1.98	(0.35)	(0.47)
03/31/2002	10.65	0.54	(0.39)	0.15	(0.54)	(0.30)
03/31/2001	9.79	0.65	0.71	1.36	(0.50)	0.00
Class C
03/31/2005	11.35	0.22	(0.23)	(0.01)	(0.22)	(0.35)
03/31/2004	11.12	0.27	0.47	0.74	(0.29)	(0.22)
03/31/2003	9.96	0.34	1.64	1.98	(0.35)	(0.47)
03/31/2002	10.65	0.54	(0.39)	0.15	(0.54)	(0.30)
03/31/2001	9.79	0.92	0.44	1.36	(0.50)	0.00

66	PIMCO Funds

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000’s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets++		Portfolio Turnover Rate

$0.00	$(0.33)	$11.01	2.31%	$71,610	0.90%		1.80%		1,209%
0.00	(0.37)	11.09	3.75	77,650	0.92	(k)	0.94		1,409
0.00	(0.48)	11.05	8.17	92,680	0.95	(l)	1.69		763
0.00	(0.58)	10.67	7.92	31,836	1.01	(m)	2.32		1,292
0.00	(0.21)	10.44	5.68	11	0.65	+ (n)	6.11	+	808

0.00	(0.25)	11.01	1.55	45,546	1.65		1.04		1,209
0.00	(0.29)	11.09	2.98	54,895	1.67	(o)	0.18		1,409
0.00	(0.40)	11.05	7.35	68,749	1.70	(l)	0.92		763
0.00	(0.39)	10.67	6.62	13,063	1.76	+ (p)	1.41	+	1,292

0.00	(0.25)	11.01	1.55	49,158	1.65	(o)	1.03		1,209
0.00	(0.29)	11.09	2.99	62,603	1.67	(o)	0.20		1,409
0.00	(0.40)	11.05	7.35	89,530	1.70	(l)	0.93		763
0.00	(0.39)	10.67	6.66	17,521	1.76	+ (p)	1.45	+	1,292

$0.00	$(0.46)	$10.38	3.49%	$2,599	0.90	%+	3.63	%+	57%

0.00	(0.41)	10.38	2.95	1,385	1.65	+	2.82	+	57

$0.00	$(0.64)	$9.70	6.87%	$996,647	0.90%		6.49%		62%
0.00	(0.65)	9.69	16.62	1,252,991	0.90		6.76		105
0.00	(0.71)	8.90	5.18	960,993	0.90		7.99		129
0.00	(0.75)	9.19	0.67	539,679	0.90		7.81		96
0.00	(0.87)	9.88	5.44	262,572	0.90		8.60		53

0.00	(0.56)	9.70	6.08	646,112	1.65		5.73		62
0.00	(0.58)	9.69	15.76	771,174	1.65		6.02		105
0.00	(0.64)	8.90	4.40	577,476	1.65		7.27		129
0.00	(0.68)	9.19	(0.07)	447,674	1.65		7.13		96
0.00	(0.80)	9.88	4.66	327,367	1.65		7.89		53

0.00	(0.56)	9.70	6.08	909,031	1.65		5.74		62
0.00	(0.58)	9.69	15.76	1,159,797	1.65		6.01		105
0.00	(0.64)	8.90	4.39	831,310	1.65		7.26		129
0.00	(0.68)	9.19	(0.07)	537,595	1.65		7.12		96
0.00	(0.80)	9.88	4.66	373,530	1.65		7.89		53

$0.00	$(0.66)	$10.77	0.77%	$124,471	0.90%		2.76%		321%
0.00	(0.59)	11.35	7.69	138,097	0.91	(k)	3.21		588
0.00	(0.91)	11.12	21.25	155,096	0.90		3.99		427
0.00	(0.92)	9.96	2.11	110,780	0.92	(k)	3.39		682
0.00	(0.57)	10.65	15.07	79,477	0.97	(k)	2.39		1,046

0.00	(0.57)	10.77	0.02	60,124	1.65		2.02		321
0.00	(0.51)	11.35	6.89	83,819	1.66	(o)	2.47		588
0.00	(0.82)	11.12	20.35	114,830	1.65		3.18		427
0.00	(0.84)	9.96	1.35	67,302	1.67	(o)	5.18		682
0.00	(0.50)	10.65	14.22	54,374	1.70	(o)	6.43		1,046

0.00	(0.57)	10.77	0.02	41,824	1.65		3.02		321
0.00	(0.51)	11.35	6.89	49,262	1.66	(o)	2.47		588
0.00	(0.82)	11.12	20.35	65,379	1.65		3.17		427
0.00	(0.84)	9.96	1.33	41,830	1.67	(o)	5.18		682
0.00	(0.50)	10.65	14.24	35,675	1.71	(o)	9.04		1,046

Prospectus	67

Financial Highlights (continued)

Year or Period Ended	Net Asset Value Beginning of Period	Net Investment Income (Loss)++(a)	Net Realized and Unrealized Gain (Loss) on Investments++(a)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains
Low Duration Fund
Class A
03/31/2005	$10.31	$0.16	$(0.12)	$0.04	$(0.18)	$(0.06)
03/31/2004	10.33	0.16	0.07	0.23	(0.20)	(0.05)
03/31/2003	10.06	0.30	0.45	0.75	(0.34)	(0.14)
03/31/2002	10.03	0.46	0.07	0.53	(0.49)	(0.01)
03/31/2001	9.81	0.60	0.25	0.85	(0.63)	0.00
Class B
03/31/2005	10.31	0.09	(0.13)	(0.04)	(0.10)	(0.06)
03/31/2004	10.33	0.08	0.08	0.16	(0.13)	(0.05)
03/31/2003	10.06	0.22	0.45	0.67	(0.26)	(0.14)
03/31/2002	10.03	0.39	0.06	0.45	(0.41)	(0.01)
03/31/2001	9.81	0.53	0.24	0.77	(0.55)	0.00
Class C
03/31/2005	10.31	0.11	(0.12)	(0.01)	(0.13)	(0.06)
03/31/2004	10.33	0.11	0.07	0.18	(0.15)	(0.05)
03/31/2003	10.06	0.24	0.46	0.70	(0.29)	(0.14)
03/31/2002	10.03	0.40	0.08	0.48	(0.44)	(0.01)
03/31/2001	9.81	0.55	0.25	0.80	(0.58)	0.00
Money Market Fund
Class A
03/31/2005	$1.00	$0.01	$0.00	$0.01	$(0.01)	$0.00
03/31/2004	1.00	0.00	0.00	0.00	0.00	0.00
03/31/2003	1.00	0.01	0.00	0.01	(0.01)	0.00
03/31/2002	1.00	0.03	0.00	0.03	(0.03)	0.00
03/31/2001	1.00	0.06	0.00	0.06	(0.06)	0.00
Class B
03/31/2005	1.00	0.01	0.00	0.01	(0.01)	0.00
03/31/2004	1.00	0.00	0.00	0.00	0.00	0.00
03/31/2003	1.00	0.00	0.00	0.00	0.00	0.00
03/31/2002	1.00	0.02	0.00	0.02	(0.02)	0.00
03/31/2001	1.00	0.05	0.00	0.05	(0.05)	0.00
Class C
03/31/2005	1.00	0.01	0.00	0.01	(0.01)	0.00
03/31/2004	1.00	0.00	0.00	0.00	0.00	0.00
03/31/2003	1.00	0.01	0.00	0.01	(0.01)	0.00
03/31/2002	1.00	0.03	0.00	0.03	(0.03)	0.00
03/31/2001	1.00	0.06	0.00	0.06	(0.06)	0.00
Short-Term Fund
Class A
03/31/2005	$10.07	$0.13	$(0.02)	$0.11	$(0.14)	$(0.03)
03/31/2004	10.04	0.11	0.06	0.17	(0.13)	(0.01)
03/31/2003	10.00	0.25	0.06	0.31	(0.25)	(0.02)
03/31/2002	10.03	0.31	0.06	0.37	(0.38)	(0.02)
03/31/2001	9.95	0.60	0.10	0.70	(0.60)	(0.02)
Class B
03/31/2005	10.07	0.06	(0.03)	0.03	(0.06)	(0.03)
03/31/2004	10.04	0.03	0.06	0.09	(0.05)	(0.01)
03/31/2003	10.00	0.17	0.07	0.24	(0.18)	(0.02)
03/31/2002	10.03	0.28	0.01	0.29	(0.30)	(0.02)
03/31/2001	9.95	0.53	0.10	0.63	(0.53)	(0.02)
Class C
03/31/2005	10.07	0.10	(0.02)	0.29	(0.11)	(0.03)
03/31/2004	10.04	0.08	0.06	0.14	(0.10)	(0.01)
03/31/2003	10.00	0.21	0.07	0.28	(0.22)	(0.02)
03/31/2002	10.03	0.27	0.07	0.34	(0.35)	(0.02)
03/31/2001	9.95	0.57	0.10	0.67	(0.57)	(0.02)

68	PIMCO Funds

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000’s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets++	Portfolio Turnover Rate

$0.00	$(0.24)	$10.11	0.43%	$1,904,647	0.90%		1.61%	278%
0.00	(0.25)	10.31	2.26	2,093,152	0.90		1.53	247
0.00	(0.48)	10.33	7.56	1,987,140	0.90		2.88	218
0.00	(0.50)	10.06	5.41	829,238	0.90		4.47	569
0.00	(0.63)	10.03	8.93	273,994	0.96	(k)	6.07	348

0.00	(0.16)	10.11	(0.32)	450,456	1.65		0.86	278
0.00	(0.18)	10.31	1.50	558,429	1.65		0.78	247
0.00	(0.40)	10.33	6.76	542,652	1.65		2.12	218
0.00	(0.42)	10.06	4.63	203,092	1.65		3.83	569
0.00	(0.55)	10.03	8.12	88,585	1.71	(o)	5.32	348

0.00	(0.19)	10.11	(0.07)	935,536	1.40		1.10	278
0.00	(0.20)	10.31	1.75	1,251,266	1.40		1.03	247
0.00	(0.43)	10.33	7.03	1,220,084	1.40		2.35	218
0.00	(0.45)	10.06	4.89	429,436	1.40		3.94	569
0.00	(0.58)	10.03	8.39	119,062	1.46	(q)	5.58	348

$0.00	$(0.01)	$1.00	1.12%	$95,033	0.62	%(r)(s)	1.08%	N/A
0.00	0.00	1.00	0.48	71,204	0.65		0.47	N/A
0.00	(0.01)	1.00	1.08	83,840	0.62	(t)	1.03	N/A
0.00	(0.03)	1.00	2.65	46,077	0.60		2.59	N/A
0.00	(0.06)	1.00	5.94	58,940	0.60		5.85	N/A

0.00	(0.01)	1.00	0.71	57,408	1.03	(r)(u)	0.64	N/A
00.0	0.00	1.00	0.05	57,215	1.08	(v)	0.05	N/A
0.00	0.00	1.00	0.25	82,262	1.43	(aa)	0.19	N/A
0.00	(0.02)	1.00	1.73	39,283	1.50		1.63	N/A
0.00	(0.05)	1.00	5.02	38,286	1.50		4.87	N/A

0.00	(0.01)	1.00	1.12	92,016	0.62	(r)(s)	1.01	N/A
0.00	0.00	1.00	0.48	85,956	0.65		0.47	N/A
0.00	(0.01)	1.00	1.08	128,687	0.62	(t)	1.04	N/A
0.00	(0.03)	1.00	2.65	80,530	0.60		2.71	N/A
0.00	(0.06)	1.00	5.94	108,549	0.60		5.77	N/A

$0.00	$(0.17)	$10.01	1.10%	$521,189	0.85	%(w)	1.32%	356%
0.00	(0.14)	10.07	1.64	801,886	0.90		1.08	268
0.00	(0.27)	10.04	3.18	923,383	0.86	(t)	2.42	77
0.00	(0.40)	10.00	3.68	756,465	0.92	(x)	3.07	131
0.00	(0.62)	10.03	7.23	84,342	1.41	(x)	6.02	121

0.00	(0.09)	10.01	0.35	32,842	1.60	(w)	0.60	356
0.00	(0.06)	10.07	0.89	32,626	1.65		0.31	268
0.00	(0.20)	10.04	2.42	28,014	1.61	(t)	1.62	77
0.00	(0.32)	10.00	2.93	11,277	1.74	(y)	2.82	131
0.00	(0.55)	10.03	6.44	6,954	2.15	(y)	5.27	121

0.00	(0.14)	10.01	0.80	265,718	1.15	(w)	1.02	356
0.00	(0.11)	10.07	1.34	393,059	1.20		0.77	268
0.00	(0.24)	10.04	2.87	408,817	1.16	(t)	2.08	77
0.00	(0.37)	10.00	3.37	254,809	1.22	(z)	2.71	131
0.00	(0.59)	10.03	6.91	23,961	1.70	(z)	5.71	121

Prospectus	69

Financial Highlights (continued)

Year or Period Ended	Net Asset Value Beginning of Period	Net Investment Income (Loss)++(a)	Net Realized and Unrealized Gain (Loss) on Investments++(a)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains
Total Return Mortgage Fund
Class A
03/31/2005	$10.83	$0.23	$0.06	$0.29	$(0.27)	$(0.23)
03/31/2004	10.75	0.15	0.32	0.47	(0.27)	(0.12)
03/31/2003	10.35	0.21	0.72	0.93	(0.26)	(0.27)
03/31/2002	10.42	0.41	0.35	0.76	(0.43)	(0.40)
07/31/2000 - 03/31/2001	10.02	0.39	0.57	0.96	(0.38)	(0.18)
Class B
03/31/2005	10.83	0.15	0.06	0.21	(0.19)	(0.23)
03/31/2004	10.75	0.07	0.32	0.39	(0.19)	(0.12)
03/31/2003	10.35	0.13	0.72	0.85	(0.18)	(0.27)
03/31/2002	10.42	0.31	0.43	0.74	(0.41)	(0.40)
07/31/2000 - 03/31/2001	10.02	0.34	0.59	0.93	(0.35)	(0.18)
Class C
03/31/2005	10.83	0.15	0.06	0.21	(0.19)	(0.23)
03/31/2004	10.75	0.07	0.32	0.39	(0.19)	(0.12)
03/31/2003	10.35	0.13	0.72	0.85	(0.18)	(0.27)
03/31/2002	10.42	0.31	0.37	0.68	(0.35)	(0.40)
07/31/2000 - 03/31/2001	10.02	0.34	0.61	0.95	(0.37)	(0.18)

+	Annualized
++	As a result of a change in generally accepted accounting principles, the Fund has reclassified periodic payments made or received for certain derivative instruments, which were previously included within miscellaneous income, to a component of realized gain (loss) in the Statement of Operations. The effects of these reclassifications are noted in the discussion of Swap Agreements in the Notes to the Financial Statements in the March 31, 2005 Annual Report.
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	If the investment manager had not reimburse expenses, the ratio of expenses to average net assets would have been 1.21%.
(c)	Ratio of expenses to average net assets excluding interest expense is 1.25%.
(d)	Ratio of expenses to average net assets excluding interest expense is 2.00%.
(e)	Ratio of expenses to average net assets excluding interest expense is 0.95%.
(f)	Ratio of expenses to average net assets excluding interest expense is 1.70%.
(g)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.96%
(h)	Effective October 1, 2004, the administrative fee was reduced by 0.05% to an annual rate of 0.45%.
(i)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.96%
(j)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.71%
(k)	Ratio of expenses to average net assets excluding interest expense is 0.90%
(l)	Effective December 1, 2002, the administrative expense was reduced to 0.40%.

70	PIMCO Funds

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000’s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets++		Portfolio Turnover Rate

$0.00	$(0.50)	$10.62	2.68%	$30,797	0.90%		2.16%		824%
0.00	(0.39)	10.83	4.48	31,673	0.95	(k)	1.36		993
0.00	(0.53)	10.75	9.04	33,435	0.90		1.91		844
0.00	(0.83)	10.35	7.43	7,010	0.90		3.88		1,193
0.00	(0.56)	10.42	10.58	769	0.90	+	5.68	+	848

0.00	(0.42)	10.62	1.91	17,104	1.65		1.40		824
0.00	(0.31)	10.83	3.69	18,755	1.70	(o)	0.63		993
0.00	(0.45)	10.75	8.27	18,464	1.65		1.23		844
0.00	(0.81)	10.35	6.61	5,787	1.65		2.92		1,193
0.00	(0.53)	10.42	9.95	816	1.65	+	4.89	+	848

0.00	(0.42)	10.62	1.91	23,596	1.65		1.41		824
0.00	(0.31)	10.83	3.70	26,661	1.70	(o)	0.57		993
0.00	(0.45)	10.75	8.23	36,233	1.65		1.19		844
0.00	(0.75)	10.35	6.62	9,585	1.65		2.91		1,193
0.00	(0.55)	10.42	9.94	1,908	1.65	+	4.94	+	848

(m)	Ratio of expenses to average net assets excluding interest expense is 1.00%
(n)	The accrual of expenses reflects advisory fees of 0.25% and an administrative fee of 0.40%.
(o)	Ratio of expenses to average net assets excluding interest expense is 1.65%
(p)	Ratio of expenses to average net assets excluding interest expense is 1.75%
(q)	Ratio of expenses to average net assets excluding interest expense is 1.40%
(r)	Effective October 1, 2004, the advisory fee was reduced to 0.12%.
(s)	Effective October 1, 2004, the administrative fee was reduced by 0.05% to an annual rate of 0.35%.
(t)	Effective January 1, 2003, the administrative fee was increased to 0.40%.
(u)	If the administrator did not waive the administrative fees, the ratio of expenses to average net assets would have been 1.52%.
(v)	If the administrator did not waive the administrative fees, and a portion of the servicing and distribution fees, the ratio of expenses to average net assets would have been 1.55%.
(w)	Effective December 22, 2004, PIMCO and the Distributor have contractually agreed for the Fund’s current and next fiscal year (ending 3/31/2006) to waive 0.05% of both the Fund’s administrative fee and distribution and/or service/12-b-1 Fees, respectively.
(x)	Ratio of expenses to average net assets excluding interest expense is 0.85%.
(y)	Ratio of expenses to average net assets excluding interest expense is 1.60%.
(z)	Ratio of expenses to average net assets excluding interest expense is 1.15%.
(aa)	If the administrator did not waive the administrative fees, the ratio of expenses to average net assets would have been 1.51%.

Prospectus	71

Appendix A

Description of Securities Ratings

A Fund’s investments may range in quality from securities rated in the lowest category in which the Fund is permitted to invest to securities rated in the highest category (as rated by Moody’s or S&P or, if unrated, determined by PIMCO to be of comparable quality). The percentage of a Fund’s assets invested in securities in a particular rating category will vary. The following terms are generally used to describe the credit quality of fixed income securities:

High Quality Debt Securities are those rated in one of the two highest rating categories (the highest category for commercial paper) or, if unrated, deemed comparable by PIMCO.

Investment Grade Debt Securities are those rated in one of the four highest rating categories or, if unrated, deemed comparable by PIMCO.

Below Investment Grade, High Yield Securities (“Junk Bonds”) are those rated lower than Baa by Moody’s or BBB by S&P and comparable securities. They are considered predominantly speculative with respect to the issuer’s ability to repay principal and interest.

The following is a description of Moody’s and S&P’s rating categories applicable to fixed income securities.

Moody's Investors Service, Inc.

Moody’s Long-Term Ratings: Bonds and Preferred Stock

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than with Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody’s applies numerical modifiers, 1, 2, and 3 in each generic rating classified from Aa through Caa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Corporate Short-Term Debt Ratings

Moody’s short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. Obligations relying upon support mechanisms such as letters of credit and bonds of indemnity are excluded unless explicitly rated.

Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Prospectus	A-1

PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

Short-Term Municipal Bond Ratings

There are three rating categories for short-term municipal bonds that define an investment grade situation, which are listed below. In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents an evaluation of the degree of risk associated with scheduled principal and interest payments, and the other represents an evaluation of the degree of risk associated with the demand feature. The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1. MIG ratings terminate at the retirement of the obligation while VMIG rating expiration will be a function of each issue’s specific structural or credit features.

MIG 1/VMIG 1: This designation denotes superior quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: This designation denotes strong quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3: This designation denotes acceptable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

SG: This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

Standard & Poor's Ratings Services

Corporate and Municipal Bond Ratings

Investment Grade

AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions, or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Speculative Grade

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

A-2	PIMCO Funds

B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC: Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC: The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C: The rating C is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI: The rating CI is reserved for income bonds on which no interest is being paid.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional ratings: The letter “p” indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

r: The “r” is attached to highlight derivative, hybrid, and certain other obligations that S&P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities.

The absence of an “r” symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R.: Not rated.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Commercial Paper Rating Definitions

An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from A for the highest quality obligations to D for the lowest. These categories are as follows:

A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B: Issues rated B are regarded as having only speculative capacity for timely payment.

C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

A commercial paper rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to S&P by the issuer or obtained from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.

Prospectus	A-3

PIMCO Funds

The Trust’s Statement of Additional Information (“SAI”) and annual and semi-annual reports to shareholders include additional information about the Funds. The SAI and the financial statements included in the Funds’ most recent annual report to shareholders are incorporated by reference into this prospectus, which means they are part of this Prospectus for legal purposes. The Funds’ annual report discusses the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

The SAI includes the Allianz Funds and PIMCO Funds Shareholders’ Guide for Class A, B and C Shares, a separate booklet which contains more detailed information about Fund purchase, redemption and exchange options and procedures and other information about the Funds. You can get a free copy of the Guide together with or separately from the rest of the SAI.

You may get free copies of any of these materials, request other information about a Fund, or make shareholder inquiries by calling 1-800-426-0107, or by writing to:

Allianz Global Investors Distributors LLC

2187 Atlantic Street

Stamford, Connecticut 06902

You may review and copy information about the Trust, including its SAI, at the Securities and Exchange Commission’s public reference room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the public reference room. You may also access reports and other information about the Trust on the Commission’s Web site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102, or by e-mailing your request to publicinfo@sec.gov.

You can also visit our Web site at www.allianzinvestors.com for additional information about the Funds, including the SAI and the Annual and Semi-Annual Report.

Investment Company Act File number 811-5028

PIMCO Funds: Pacific Investment Management Series

INVESTMENT ADVISER AND ADMINISTRATOR

PIMCO, 840 Newport Center Drive, Newport Beach, CA 92660

DISTRIBUTOR

Allianz Global Investors Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902-6896

CUSTODIAN

State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO 64105

SHAREHOLDER SERVICING AGENT AND TRANSFER AGENT

PFPC Inc., P.O. Box 9688, Providence, RI 02940-9688

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO 64105

LEGAL COUNSEL

Dechert LLP, 1775 I Street N.W., Washington, D.C. 20006-2401

For further information about the PIMCO Funds, call 1-800-426-0107 or visit our Web site at www.allianzinvestors.com.

Not part of the prospectus

.The PIMCO Funds & Allianz Funds Family

The PIMCO Funds & Allianz Funds offer access to the world-class investment firms of Allianz Global Investors–one of the world’s largest asset management companies, with more than $1 trillion under management (as of 12/31/04).

The PIMCO Funds are managed by PIMCO, widely recognized as one of the premier bond managers in the world. The PIMCO Funds cover the fixed-income spectrum, and also include the innovative Real Return Strategy and IndexPLUS funds. PIMCO Total Return Fund is the largest bond fund in the U.S.**

The Allianz Funds are managed by institutional equity managers, including the Allianz-owned investment firms NFJ Investment Group, Oppenheimer Capital, RCM Capital Management, Nicholas-Applegate Capital Management and PEA Capital. The Allianz Funds represent a wide range of investment strategies, including growth and value, small-, mid- and large-cap, domestic and international portfolios.

PIMCO Funds		Allianz Funds
Short-Duration Bond	Tax-Exempt Bond	Value Stock	International Stock
PIMCO Short-Term	PIMCO Short Duration Municipal Income	NFJ Dividend Value	NACM Global
PIMCO Low Duration	PIMCO Municipal Bond	NFJ Large-Cap Value	RCM Global Small-Cap
PIMCO Floating Income	PIMCO California Intermediate Municipal Bond	OCC Renaissance	NFJ International Value
Core Bond	PIMCO California Municipal Bond	OCC Value	NACM International
PIMCO Total Return	PIMCO New York Municipal Bond	NACM Flex-Cap Value	RCM International
Government/Mortgage Bond	Real Return Strategy	NFJ Small-Cap Value	Growth Equity
PIMCO Long-Term U.S. Government	PIMCO Real Return	Blend Stock	NACM Pacific Rim
PIMCO GNMA	PIMCO CommodityRealReturn Strategy	PEA Growth & Income	Sector-Related Stock
PIMCO Total Return Mortgage	PIMCO RealEstateRealReturn Strategy	CCM Capital Appreciation	RCM Global Healthcare
Corporate Bond	PIMCO All Asset	OCC Core Equity	RCM Biotechnology
PIMCO Diversified Income	IndexPLUS	CCM Mid-Cap	RCM Global Technology
PIMCO High Yield	PIMCO StocksPLUS	Growth Stock	RCM Innovation*
PIMCO Investment Grade	PIMCO StocksPLUS Total Return	RCM Large-Cap Growth	Balanced
Corporate Bond	PIMCO International StocksPLUS	RCM Targeted Core Growth	AMM Asset Allocation
International Bond	TR Strategy	PEA Growth
PIMCO Global Bond		NACM Growth
(U.S. Dollar-Hedged)		RCM Mid-Cap
PIMCO Foreign Bond		PEA Target
(U.S. Dollar-Hedged)		PEA Opportunity
PIMCO Foreign Bond (Unhedged)
PIMCO Emerging Markets Bond

www.allianzinvestors.com

*	Proposed to merge with RCM Global Technology Fund on or about April 29, 2005.
**	As of 1/31/05 according to SimFunds.

This cover is not part of the Prospectus	AZ005_12645
Allianz Global Investors Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902

PIMCO Funds

Prospectus

JULY 29, 2005

Bond Funds

Share Classes	SHORT DURATION BOND FUNDS	PIMCO California Municipal Bond Fund
Ins Institutional	PIMCO Money Market Fund	PIMCO New York Municipal Bond Fund
Adm Administrative	PIMCO Floating Income Fund
	PIMCO Short-Term Fund	INTERNATIONAL BOND FUNDS
	PIMCO Low Duration Fund	PIMCO Global Bond Fund (Unhedged)
	PIMCO Low Duration Fund II	PIMCO Global Bond Fund (U.S. Dollar-Hedged)
	PIMCO Low Duration Fund III	PIMCO Foreign Bond Fund (Unhedged)
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)
	INTERMEDIATE DURATION BOND FUNDS	PIMCO Emerging Markets Bond Fund
	PIMCO Moderate Duration Fund	PIMCO Developing Local Markets Fund
PIMCO GNMA Fund
	PIMCO High Yield Fund	CONVERTIBLE FUNDS
	PIMCO Total Return Mortgage Fund	PIMCO Convertible Fund
	PIMCO Investment Grade Corporate Bond Fund	PIMCO European Convertible Fund
	PIMCO Diversified Income Fund	REAL RETURN STRATEGY FUNDS
	LONG DURATION BOND FUNDS	PIMCO Real Return Fund
	PIMCO Long-Term U.S. Government Fund	PIMCO Real Return Fund II

	TAX EXEMPT BOND FUNDS	EQUITY-RELATED FUNDS
	PIMCO Short Duration Municipal Income Fund	PIMCO StocksPLUS Fund
PIMCO California Intermediate Municipal Bond Fund
PIMCO Municipal Bond Fund

PIMCO Funds Prospectus

PIMCO Funds

July 29, 2005

Share Classes

Institutional

and

Administrative

This prospectus describes 29 mutual funds offered by PIMCO Funds (the “Trust”). The Funds provide access to the professional investment advisory services offered by Pacific Investment Management Company LLC (“PIMCO”). As of June 30, 2005, PIMCO managed approximately $493 billion in assets. The firm’s institutional heritage is reflected in the PIMCO Funds offered in this prospectus. Institutional and Administrative Class shares of other mutual funds offered by the Trust are offered through separate prospectuses.

This prospectus explains what you should know about the Funds before you invest. Please read it carefully.

The Securities and Exchange Commission has not approved or disapproved these securities, or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

1	PIMCO Funds

Prospectus	2

Summary Information

The table below compares certain investment characteristics of the Funds. Other important characteristics are described in the individual Fund Summaries beginning on page 5. Following the table are certain key concepts which are used throughout the prospectus.

		Main Investments	Duration	Credit Quality(1)	Non-U.S. Dollar Denominated Securities(2)
Short Duration Bond Funds	Money Market	Money market instruments	≤ 90 days dollar- weighted average maturity	Min 95% Prime 1; ≤ 5% Prime 2	0%
	Floating Income	Variable and floating-rate securities and their economic equivalents	0-1 year	Caa to Aaa; max 10% below B	0-30%
	Short-Term	Money market instruments and short maturity fixed income securities	0-1 year	B to Aaa; max 10% below Baa	0-10%
	Low Duration	Short maturity fixed income securities	1-3 years	B to Aaa; max 10% below Baa	0-30%
	Low Duration II	Short maturity fixed income securities with quality and non-U.S. issuer restrictions	1-3 years	A to Aaa	0%
	Low Duration III	Short maturity fixed income securities with prohibitions on firms engaged in socially sensitive practices	1-3 years	B to Aaa; max 10% below Baa	0-30%
Intermediate Duration Bond Funds	Moderate Duration	Short and intermediate maturity fixed income securities	2-5 years	B to Aaa; max 10% below Baa	0-30%
	GNMA	Short and intermediate maturity mortgage-related fixed income securities issued by the Government National Mortgage Association	1-7 years	Baa to Aaa; max 10% below Aaa	0%
	High Yield	Higher-yielding fixed income securities	2-6 years	Caa to Aaa; min 80% below Baa subject to max 5% Caa	0-20%
	Total Return Mortgage	Short and intermediate maturity mortgage-related fixed income securities	1-7 years	Baa to Aaa; max 10% below Aaa	0%
	Investment Grade Corporate Bond	Corporate fixed income securities	3-7 years	B to Aaa; max 10% below Baa	0-30%
	Diversified Income	Investment grade corporate, high yield and emerging market fixed income securities	3-8 years	Max 10% below B	0-30%
Long Duration Bond Funds	Long-Term U.S. Government	Long-term maturity fixed income securities	≥ 8 years	A to Aaa	0%
Tax Exempt Bond Funds	Short Duration Municipal Income	Short to intermediate maturity municipal securities (exempt from federal income tax)	0-3 years	Baa to Aaa	0%
	California Intermediate Municipal Bond	Intermediate maturity municipal securities (exempt from federal and California income tax)	3-7 years	B to Aaa; max 10% below Baa	0%
	Municipal Bond	Intermediate to long-term maturity municipal securities (exempt from federal income tax)	3-10 years	Ba to Aaa; max 10% below Baa	0%
	California Municipal Bond	Intermediate to long-term maturity municipal securities (exempt from federal and California income tax)	3-12 years	B to Aaa; max 10% below Baa	0%
	New York Municipal Bond	Intermediate to long-term maturity municipal securities (exempt from federal and New York income tax)	3-12 years	B to Aaa; max 10% below Baa	0%

3	PIMCO Funds

Summary Information (continued)

		Main Investments	Duration	Credit Quality(1)	Non-U.S. Dollar Denominated Securities(2)
International Bond Funds	Global Bond (Unhedged)	U.S. and non-U.S. intermediate maturity fixed income securities	3-7 years	B to Aaa; max 10% below Baa	25-75%(3)
	Global Bond (U.S. Dollar-Hedged)	U.S. and hedged non-U.S. intermediate maturity fixed income securities	3-7 years	B to Aaa; max 10% below Baa	25-75%(3)
	Foreign Bond (Unhedged)	Intermediate maturity non-U.S. fixed income securities	3-7 years	B to Aaa; max 10% below Baa	≥80%(3)
	Foreign Bond (U.S. Dollar-Hedged)	Intermediate maturity hedged non-U.S. fixed income securities	3-7 years	B to Aaa; max 10% below Baa	≥ 80%(3)
	Developing Local Markets Fund	Currencies or fixed income securities denominated in currencies of non-U.S. countries	0-8 years	Max 15% below B	≥ 80%(3)
	Emerging Markets Bond	Emerging market fixed income securities	0-8 years	Max 15% below B	≥ 80%(3)
Convertible Funds	Convertible	Convertible securities	N/A	Max 20% below B	0-30%
	European Convertible	European convertible securities	N/A	B to Aaa; max 40% below Baa	≥ 80%(4)
Real Return Funds	Real Return	Inflation-indexed fixed income securities	+/- 3 years of its Index	B to Aaa; max 10% below Baa	0-30%
	Real Return II	Inflation-indexed fixed income securities with quality and non-U.S. denominated restrictions	+/- 3 years of its Index	Baa to Aaa	0%
Domestic Equity-Related Funds	StocksPLUS	S&P 500 stock index derivatives backed by a portfolio of short-term fixed-income securities	0-1 year	B to Aaa; max 10% below Baa	0-30%
(1)	As rated by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Service (“S&P”), or if unrated, determined by PIMCO to be of comparable quality.
(2)	Each Fund (except the California Intermediate Municipal Bond, California Municipal Bond, Long-Term U.S. Government, Low Duration II, Municipal Bond, New York Municipal Bond and Short Duration Municipal Income Funds) may invest beyond these limits in U.S. dollar-denominated securities of non-U.S. issuers.
(3)	The percentage limitation relates to securities of non-U.S. issuers denominated in any currency.
(4)	The percentage limitation relates to convertible securities issued by, or convertible into, an issuer located in any European country.

Prospectus	4

Summary Information (continued)

Fixed Income Instruments

Consistent with each Fund’s investment policies, each Fund invests in “Fixed Income Instruments,” which as used in this prospectus includes:

•	securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (“U.S. Government Securities”);
•	corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;
•	mortgage-backed and other asset-backed securities;
•	inflation-indexed bonds issued both by governments and corporations;
•	structured notes, including hybrid or “indexed” securities, event-linked bonds and loan participations;
•	delayed funding loans and revolving credit facilities;
•	bank certificates of deposit, fixed time deposits and bankers’ acceptances;
•	repurchase agreements and reverse repurchase agreements;
•	debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;
•	obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and
•	obligations of international agencies or supranational entities.

The “Fixed Income Funds” are the California Intermediate Municipal Bond, California Municipal Bond, Developing Local Markets, Diversified Income, Emerging Markets Bond, Floating Income, Foreign Bond (Unhedged), Foreign Bond (U.S. Dollar-Hedged), Global Bond (Unhedged), Global Bond (U.S. Dollar-Hedged), GNMA, High Yield, Investment Grade Corporate Bond, Long-Term U.S. Government, Low Duration, Low Duration II, Low Duration III, Moderate Duration, Money Market, Municipal Bond, New York Municipal Bond, Real Return, Real Return II, Short Duration Municipal Income, Short-Term and Total Return Mortgage Funds. Each Fixed Income Fund differs from the others primarily in the length of the Fund’s duration or the proportion of its investments in certain types of fixed income securities.

Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury.

The Funds may invest in derivatives based on Fixed Income Instruments.

Duration

Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. Similarly, a Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration. By way of example, the price of a bond fund with a duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point.

Credit Ratings

In this prospectus, references are made to credit ratings of debt securities, which measure an issuer’s expected ability to pay principal and interest over time. Credit ratings are determined by rating organizations, such as S&P or Moody’s. The following terms are generally used to describe the credit quality of debt securities depending on the security’s credit rating or, if unrated, credit quality as determined by PIMCO:

•	high quality
•	investment grade
•	below investment grade (“high yield securities” or “junk bonds”)

For a further description of credit ratings, see “Appendix A—Description of Securities Ratings.” As noted in Appendix A, Moody’s and S&P may modify their ratings of securities to show relative standing within a rating category, with the addition of numerical modifiers (1, 2 or 3) in the case of Moody’s, and with the addition of a plus (+) or minus (-) sign in the case of S&P. A Fund may purchase a security, regardless of any rating modification, provided the security is rated at or above the Fund’s minimum rating category. For example, a Fund may purchase a security rated B3 by Moody’s, or B- by S&P, provided the Fund may purchase securities rated B.

Fund Descriptions, Performance and Fees

The Funds provide a broad range of investment choices. The following summaries identify each Fund’s investment objective, principal investments and strategies, principal risks, performance information and fees and expenses. A more detailed “Summary of Principal Risks” describing principal risks of investing in the Funds begins after the Fund Summaries. Investors should be aware that the investments made by a Fund and the results achieved by a Fund at any given time are not expected to be the same as those made by other mutual funds for which PIMCO acts as investment adviser, including mutual funds with names, investment objectives and policies similar to the Funds.

It is possible to lose money on investments in the Funds.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

5	PIMCO Funds

(THIS PAGE INTENTIONALLY LEFT BLANK)

Prospectus	6

PIMCO California Intermediate Municipal Bond Fund	Ticker Symbols: PCIMX (Inst. Class) PCMMX (Admin. Class)

Principal Investments and Strategies	Investment Objective Seeks high current income exempt from federal and California income tax. Capital appreciation is a secondary objective.	Fund Focus Intermediate maturity municipal securities (exempt from federal and California income tax) Average Portfolio Duration 3-7 years	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax (“California Municipal Bonds”). California Municipal Bonds generally are issued by or on behalf of the State of California and its political subdivisions, financing authorities and their agencies. The Fund may invest in debt securities of an issuer located outside of California whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax.

The Fund may invest without limit in “private activity” bonds whose interest is a tax-preference item for purposes of the federal alternative minimum tax (“AMT”). For shareholders subject to the AMT, a substantial portion of the Fund’s distributions may not be exempt from federal income tax. The Fund may invest up to 20% of its net assets in other types of Fixed Income Instruments. The average portfolio duration of this Fund normally varies within a three- to seven-year time frame based on PIMCO’s forecast for interest rates. The Fund will seek income that is high relative to prevailing rates from Municipal Bonds. Capital appreciation, if any, generally arises from decreases in interest rates or improving credit fundamentals for a particular state, municipality or issuer.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund.

The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may also invest in securities issued by entities, such as trusts, whose underlying assets are Municipal Bonds, including, without limitation, residual interest bonds. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk	• Issuer Risk • Liquidity Risk • Derivatives Risk • Mortgage Risk	• Issuer Non-Diversification Risk • Leveraging Risk • Management Risk • California State-Specific Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund’s Institutional Class shares. For periods prior to the inception date of Administrative Class shares (9/7/99), performance information shown in the table for that class is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual 12b-1/service fees and other expenses paid by Administrative Class shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

7	PIMCO Funds

PIMCO California Intermediate Municipal Bond Fund (continued)

Calendar Year Total Returns — Institutional Class
	More Recent Return Information

	1/1/05–6/30/05	1.14%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (3rd Qtr. ’01)	3.17%

	Lowest (2nd Qtr. ’04)	-1.76%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/04)

	1 Year	5 Years	Fund Inception (8/31/99)
Institutional Class Return Before Taxes	2.81%	5.78%	5.48%
Institutional Class Return After Taxes on Distributions(1)	2.80%	5.41%	5.12%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	3.25%	5.37%	5.11%
Administrative Class Return Before Taxes	2.55%	5.52%	5.22%
Lehman Brothers California Intermediate Municipal Bond Index(2)	4.31%	6.53%	6.08%
Lipper California Intermediate Municipal Debt Fund Avg(3)	2.55%	5.63%	5.26%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for the Administrative Class shares will vary.
(2)	The Lehman Brothers California Intermediate Municipal Bond Index is an unmanaged index comprised of California Municipal Bond issues having a maturity of at least 5 years and less than 10 years. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper California Intermediate Municipal Debt Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 65% of their assets in municipal debt issues that are exempt from taxation in California, with dollar weighted maturities of five to ten years. It does not take into account sales charges or taxes.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

Shareholder fees (fees paid directly from your investment)

Redemption Fee(1)	2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(2)	Total Annual Fund Operating Expenses
Institutional	0.25%	None	0.22%	0.47%
Administrative	0.25	0.25%	0.22	0.72
(1) Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances. (2) “Other Expenses” reflect an administrative fee of 0.22%.

Examples.  The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Institutional	$48	$151	$263	$591
Administrative	74	230	401	895

Prospectus	8

PIMCO California Municipal Bond Fund	Ticker Symbols: PICMX (Inst. Class) N/A (Admin. Class)

Principal Investments and Strategies	Investment Objective Seeks high current income exempt from federal and California income tax. Capital appreciation is a secondary objective.	Fund Focus Intermediate to long-term maturity municipal securities (exempt from federal and California income tax) Average Portfolio Duration 3-12 years	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax (“California Municipal Bonds”). California Municipal Bonds generally are issued by or on behalf of the State of California and its political subdivisions, financing authorities and their agencies. The Fund may invest in debt securities of an issuer located outside of California whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax.

The Fund may invest without limit in “private activity” bonds whose interest is a tax-preference item for purposes of the federal alternative minimum tax (“AMT”). For shareholders subject to the AMT, a substantial portion of the Fund’s distributions may not be exempt from federal income tax. The Fund may invest up to 20% of its net assets in other types of Fixed Income Instruments. The average portfolio duration of this Fund normally varies within a three- to twelve-year time frame based on PIMCO’s forecast for interest rates. The Fund will seek income that is high relative to prevailing rates from Municipal Bonds. Capital appreciation, if any, generally arises from decreases in interest rates or improving credit fundamentals for a particular state, municipality or issuer.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund.

The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may also invest in securities issued by entities, such as trusts, whose underlying assets are Municipal Bonds, including, without limitation, residual interest bonds. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk	• Issuer Risk • Liquidity Risk • Derivatives Risk • Mortgage Risk	• Issuer Non-Diversification Risk • Leveraging Risk • Management Risk • California State-Specific Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund’s Institutional Class shares. For periods prior to the inception date of Administrative Class shares (8/19/02), performance information shown in the table for that class is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual 12b-1/service fees and other expenses paid by Administrative Class shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

9	PIMCO Funds

PIMCO California Municipal Bond Fund (continued)

Calendar Year Total Returns — Institutional Class
	More Recent Return Information

	1/1/05–6/30/05	2.94%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (2nd Qtr. ’02)	4.42%

	Lowest (2nd Qtr. ’04)	-2.40%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/04)

	1 Year	Fund Inception (5/16/00)(4)
Institutional Class Return Before Taxes	3.73%	6.95%
Institutional Class Return After Taxes on Distributions(1)	3.58%	6.22%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	3.67%	6.12%
Administrative Class Return Before Taxes	3.48%	6.70%
Lehman Brothers California Insured Municipal Bond Index(2)	4.67%	7.66%
Lipper California Municipal Debt Fund Average(3)	4.32%	6.68%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for the Administrative Class shares will vary.
(2)	The Lehman Brothers California Insured Municipal Bond Index is an unmanaged index comprised of insured California Municipal Bond issues. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper California Municipal Debt Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 65% of its assets in municipal debt issues that are exempt from taxation in California, with dollar-weighted average maturities of ten years or more. It does not take into account sales charges or taxes.
(4)	The Fund began operations on 5/16/00. Index comparisons began on 5/31/00.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

Shareholder fees (fees paid directly from your investment)

Redemption Fee(1)	2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(2)	Total Annual Fund Operating Expenses
Institutional	0.25%	None	0.22%	0.47%
Administrative	0.25	0.25%	0.22	0.72

(1)   Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

(2)   “Other Expenses” reflect an administrative fee of 0.22%.

Examples.  The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Institutional	$48	$151	$263	$591
Administrative	74	230	401	895

Prospectus	10

PIMCO Convertible Fund	Ticker Symbols: PFCIX (Inst. Class) PFCAX (Admin. Class)

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with prudent investment management	Fund Focus Convertible securities Average Portfolio Duration N/A	Credit Quality Max 20% below B Dividend Frequency Declared and distributed quarterly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of convertible securities. Convertible securities, which are issued by companies of all sizes and market capitalizations, include, but are not limited to: corporate bonds, debentures, notes or preferred stocks and their hybrids that can be converted into (exchanged for) common stock or other securities, such as warrants or options, which provide an opportunity for equity participation. The Fund may invest in securities of any market capitalization, and may from time to time invest a significant amount of its assets in securities of smaller companies.

The Fund may invest all of its assets in high yield securities (“junk bonds”) subject to a maximum of 20% of its total assets in securities rated below B by Moody’s or by S&P or, if unrated, determined by PIMCO to be of comparable quality. The Fund may also invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. In addition, the Fund may invest in common stock or in other Fixed Income Instruments.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Equity Risk • Foreign Investment Risk	• Currency Risk • Leveraging Risk • Smaller Company Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market indices and an index of similar funds. The bar chart and the information to its right show performance of the Fund’s Institutional Class shares. For periods prior to the inception date of Administrative Class shares (8/01/00), performance information shown in the table for that class is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual 12b-1/service fees and other expenses paid by Administrative Class shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

11	PIMCO Funds

PIMCO Convertible Fund (continued)

Calendar Year Total Returns — Institutional Class
	More Recent Return Information

	1/1/05–6/30/05	-3.57%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (4th Qtr. ’03)	14.11%

	Lowest (1st Qtr. ‘01)	-12.33%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/04)

	1 Year	5 Years	Fund Inception (3/31/99)
Institutional Class Return Before Taxes	8.47%	2.58%	8.69%
Institutional Class Return After Taxes on Distributions(1)	7.54%	0.76%	6.91%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	5.59%	1.05%	6.41%
Administrative Class Return Before Taxes	8.32%	2.31%	8.41%
Merrill Lynch All Convertibles Index(2)	9.61%	1.85%	6.67%
Lipper Convertible Securities Fund Avg(3)	8.67%	3.42%	6.98%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for the Administrative Class shares will vary.
(2)	The Merrill Lynch All Convertibles Index is an unmanaged market index comprised of convertible bonds and preferred securities. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper Convertible Securities Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest primarily in convertible bonds and/or convertible preferred stock. It does not take into account sales charges or taxes.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Redemption Fee(1)	2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(2)	Total Annual Fund Operating Expenses
Institutional	0.40%	None	0.26%	0.66%
Administrative	0.40	0.25%	0.30	0.95

(1)   Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

(2)   “Other Expenses” reflect an administrative fee of 0.25% and interest expense. Interest expense is generally incurred as a result of investment management activities.

Examples.  The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Institutional	$67	$211	$368	$ 822
Administrative	97	304	527	1,170

Prospectus	12

PIMCO Developing Local Markets Fund	Ticker Symbols: PLMIX (Inst. Class) N/A (Admin. Class)

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management	Fund Focus Currencies or fixed income securities denominated in currencies of non-U.S. countries Average Portfolio Duration 0-8 years	Credit Quality Maximum 15% below B Dividend Frequency Declared daily and distributed monthly

The Fund’s investment objective is maximum total return, consistent with preservation of capital and prudent investment management. The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in currencies of, or in Fixed Income Instruments denominated in the currencies of, developing markets. The Fund defines a “developing market” as any non-U.S. country, excluding those countries that have been classified by the World Bank as high-income OECD economies for the past five consecutive years. The Fund’s investments in currencies or Fixed Income Instruments may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. The Fund may, but is not required to, hedge its exposure to non-U.S. currencies. Assets not invested in currencies or securities denominated in currencies of non-U.S. countries described above may be invested in other types of Fixed Income Instruments.

The Fund may invest in the currencies and Fixed Income Instruments of emerging market countries. PIMCO generally considers an emerging market to be any country that is defined as an emerging or developing economy by the World Bank or its related organizations, or the United Nations or its authorities. PIMCO will select the Fund’s country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, and other specific factors PIMCO believes to be relevant. The Fund likely will concentrate its investments in Asia, Africa, the Middle East, Latin America and the developing countries of Europe. The Fund may invest in securities whose return is based on the return of an emerging securities market, such as a derivative instrument, rather than investing directly in securities of issuers from emerging markets.

The average portfolio duration of this Fund varies based on PIMCO’s forecast for interest rates and, under normal market conditions, is not expected to exceed eight years.

The Fund may invest all of its assets in high yield securities (“junk bonds”) subject to a maximum of 15% of its total assets in securities rated below B by Moody’s or by S&P or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income and capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage Risk • Foreign Investment Risk • Emerging Markets Risk	• Currency Risk • Issuer Non-Diversification Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The Fund does not have a full calendar year of performance. Thus, no bar chart or annual returns table is included for the Fund.

13	PIMCO Funds

PIMCO Developing Local Markets Fund (continued)

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Redemption Fee(1)	2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(2)	Total Annual Fund Operating Expenses	Expense Reduction(3)	Net Fund Operating Expenses
Institutional	0.45%	None	0.51%	0.96%	(0.01)%	0.95%
Administrative	0.45	0.25%	0.51	1.21	(0.01)	1.20

(1)   Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

(2)   “Other Expenses”, which are based on estimated amounts for the initial fiscal year, reflects an administrative fee of 0.50% and organizational expenses.

(3)   PIMCO has contractually agreed, for the Fund’s current fiscal year (3/31), to waive its administrative fee, or reimburse the Fund, to the extent that, due to organizational expenses and/or the payment of the Fund’s pro rata share of Trustees’ fees, the total fund operating expenses exceed 0.9549% and 1.2049% of the Fund’s average net assets attributable to Institutional and Administrative Class shares, respectively. Under the Expense Limitation Agreement, which renews annually for a full fiscal year unless terminated by PIMCO upon at least 30 days’ notice prior to fiscal year-end, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples.  The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3
Institutional	$ 97	$303
Administrative	122	381

Prospectus	14

PIMCO Diversified Income Fund	Ticker Symbols: PDIIX (Inst. Class) N/A (Admin. Class)

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with prudent investment management	Fund Focus Investment grade corporate, high yield and emerging market fixed income securities Average Portfolio Duration 3-8 years	Credit Quality Maximum 10% below B Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average portfolio duration of this Fund normally varies within a three- to eight-year time frame based on PIMCO’s forecast for interest rates.

The Fund may invest in a diversified pool of corporate fixed income securities of varying maturities. The Fund may invest all of its assets in high yield securities (“junk bonds”) subject to a maximum of 10% of its total assets in securities rated below B by Moody’s or by S&P or, if unrated, determined by PIMCO to be of comparable quality. In addition, the Fund may invest, without limit, in fixed income securities of issuers that are economically tied to emerging securities markets.

The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S.-dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect the net asset value, yield and total return of the Fund are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage Risk • Foreign Investment Risk	• Emerging Markets Risk • Currency Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The bar chart and the information to its right show performance of the Fund’s Institutional Class shares. The information provides some indication of the risk of investing in the Fund by comparing the Fund’s average annual returns with the returns of a broad-based securities market index and an index of similar funds. For periods prior to the inception date of the Administrative Class shares (10/29/04), performance information shown in the table for that class is based on the performance of the Fund’s Institutional Class shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. The Fund achieved the performance track record shown during a period when it pursued its investment objective using different investment strategies.

15	PIMCO Funds

PIMCO Diversified Income Fund (continued)

Calendar Year Total Returns — Institutional Class
	More Recent Return Information

	1/1/05–6/30/05	2.99%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (3rd Qtr. ‘04)	6.14%

	Lowest (2nd Qtr. ‘04)	-3.05%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/04)

	1 Year	Fund Inception (7/31/03)
Institutional Class Return Before Taxes	9.39%	13.73%
Institutional Class Return After Taxes on Distributions(1)	7.33%	11.62%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	6.05%	10.45%
Administrative Class Return Before Taxes	9.13%	13.43%
Lehman Brothers Global Credit Hedged USD Index(2)	6.40%	7.52%
33%: Lehman Brothers Global Aggregate Credit, ML–Global High Yield BB-B Rated Constrained Index, JPMorgan EMBI Global(3)	9.10%	11.95%
Lipper Multi-Sector Income Funds Average(4)	8.41%	11.79%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for the Administrative Class shares will vary.
(2)	The Lehman Brothers Global Credit Hedged USD Index is an unmanaged index composed of investment grade and high yield credit securities from the Multiverse represented in U.S. Dollars on a hedged basis. It is not possible to invest directly in the index. The index does not reflect deduction for fees, expenses or taxes.
(3)	The other benchmark is an equally weighted blend of the following three indices: Lehman Brothers Global Aggregate—Credit Component, Merrill Lynch Global High Yield, BB-B Rated, Constrained Index, JPMorgan EMBI Global. The Fund believes this self-blended index reflects the Fund’s investment strategy more accurately than the Lehman Brothers Global Credit Hedged USD Index. The Lehman Brothers Global Aggregate Index provides a broad-based measure of the global investment-grade fixed income markets. The index does not reflect deduction for fees, expenses or taxes. The Global High Yield BB-B Rated Constrained Index tracks the performance of below investment grade bonds of corporate issuers domiciled in countries having an investment grade foreign currency long term debt rating (based on a composite of Moody’s, S&P, and Fitch). The Index includes bonds denominated in US dollars, Canadian dollars, sterling, euro (or euro legacy currency), but excludes all multi-currency denominated bonds. Bonds must be rated below investment grade but at least B3 based on a composite of Moody’s, S&P, and Fitch. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face value of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. The index is re-balanced on the last calendar day of the month. JPMorgan EMBI Global tracks total returns for United States Dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities. Brady bonds, loans, Eurobonds and local market instruments. This index only tracks the particular region or country. It is not possible to invest directly in this index.
(4)	The Lipper Multi-Sector Income Funds Average is a total return performance average of Funds tracked by Lipper, Inc. that seek current income by allocating assets among several different fixed income securities sectors (with no more than 65% in any one sector except for defensive purposes), including U.S. government and foreign governments, with a significant portion of assets in securities rated below investment grade. It does not take into account sales charges or taxes.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Redemption Fee(1)	2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(2)	Total Annual Fund Operating Expenses
Institutional	0.45%	None	0.30%	0.75%
Administrative	0.45	0.25%	0.30	1.00
(1) Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances. (2) “Other Expenses” reflect an administrative fee of 0.30%.

Examples.  The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Institutional	$ 77	$240	$417	$ 930
Administrative	102	318	552	1,225

Prospectus	16

PIMCO Emerging Markets Bond Fund	Ticker Symbols: PEBIX (Inst. Class) PEBAX (Admin. Class)

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management	Fund Focus Emerging market fixed income securities Average Portfolio Duration 0-8 years	Credit Quality Maximum 15% below B Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments of issuers that economically are tied to countries with emerging securities markets. Such securities may be denominated in non-U.S. currencies and the U.S. dollar. A security is economically tied to an emerging market country if it is principally traded on the country’s securities markets, or the issuer is organized or principally operates in the country, derives a majority of its income from its operations within the country, or has a majority of its assets in the country. The average portfolio duration of this Fund varies based on PIMCO’s forecast for interest rates and, under normal market conditions, is not expected to exceed eight years.

PIMCO has broad discretion to identify and invest in countries that it considers to qualify as emerging securities markets. However, PIMCO generally considers an emerging securities market to be one located in any country that is defined as an emerging or developing economy by the World Bank or its related organizations, or the United Nations or its authorities. The Fund emphasizes countries with relatively low gross national product per capita and with the potential for rapid economic growth. PIMCO will select the Fund’s country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, and any other specific factors PIMCO believes to be relevant. The Fund likely will concentrate its investments in Asia, Africa, the Middle East, Latin America and the developing countries of Europe. The Fund may invest in securities whose return is based on the return of an emerging securities market, such as a derivative instrument, rather than investing directly in securities of issuers from emerging markets.

The Fund may invest all of its assets in high yield securities (“junk bonds”) subject to a maximum of 15% of its total assets in securities rated below B by Moody’s or by S&P or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Foreign Investment Risk • Emerging Markets Risk	• Currency Risk • Issuer Non-Diversification Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund’s Institutional Class shares. For periods prior to the inception date of Administrative Class shares (9/30/98), performance information shown in the table for that class is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual 12b-1/service fees and other expenses paid by Administrative Class shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

17	PIMCO Funds

PIMCO Emerging Markets Bond Fund (continued)

Calendar Year Total Returns — Institutional Class
	More Recent Return Information

	1/1/05–6/30/05	5.44%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (4th Qtr. ‘02)	17.02%

	Lowest (3rd Qtr. ‘98)	-21.05%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/04)

	1 Year	5 years	Fund Inception (7/31/97)
Institutional Class Return Before Taxes	12.23%	19.78%	14.19%
Institutional Class Return After Taxes on Distributions(1)	9.13%	14.35%	9.11%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	7.91%	13.65%	8.86%
Administrative Class Return Before Taxes	11.94%	19.48%	13.90%
JPMorgan Emerging Markets Bond Index Global(2)	11.73%	12.99%	9.61%
Lipper Emerging Market Debt Fund Avg(3)	12.36%	15.02%	8.95%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for the Administrative Class shares will vary.
(2)	The JPMorgan Emerging Markets Bond Index Global is an unmanaged index which tracks the total return of U.S.-dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady Bonds, loans, Eurobonds, and local market instruments. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper Emerging Market Debt Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that seeks either current income or total return by investing at least 65% of total assets in emerging market debt securities, where “emerging market” is defined by a country’s GNP per capita or other economic measures. It does not take into account sales charges or taxes.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Redemption Fee(1)	2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(2)	Total Annual Fund Operating Expenses
Institutional	0.45%	None	0.40%	0.85%
Administrative	0.45	0.25%	0.40	1.10

(1) Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances. (2) “Other Expenses” reflect an administrative fee of 0.40%.

Examples.  The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Institutional	$ 87	$271	$471	$1,049
Administrative	112	349	605	1,337

Prospectus	18

PIMCO European Convertible Fund	Ticker Symbols: PECIX (Inst. Class) N/A (Admin. Class)

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with prudent investment management	Fund Focus European convertible securities Average Portfolio Duration N/A	Credit Quality B to Aaa; maximum 40% below Baa Dividend Frequency Declared and distributed quarterly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of European convertible securities. European convertible securities include any convertible security issued by, or convertible into, an issuer located in any European country. European convertible securities, which are issued by companies of all sizes and market capitalizations include, but are not limited to: corporate bonds, debentures, notes or preferred stocks and their hybrids that can be converted into (exchanged for) common stock or other securities, such as warrants or options, which provide an opportunity for equity participation. The Fund may invest in securities of any market capitalization, and may from time to time invest a significant amount of its assets in securities of smaller companies.

The Fund invests primarily in investment grade debt securities, but may invest up to 40% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest its assets in securities denominated in any currency. Assets not invested in European convertible securities may be invested in common stock or other Fixed Income Instruments.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Equity Risk • Foreign Investment Risk • European Concentration Risk	• Currency Risk • Leveraging Risk • Smaller Company Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund’s Institutional Class shares. The Administrative Class of the Fund has not commenced operations as of the date of this prospectus. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

19	PIMCO Funds

PIMCO European Convertible Fund (continued)

Calendar Year Total Returns — Institutional Class
	More Recent Return Information

	1/05/05–6/30/05	-6.78%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (2nd Qtr. ’03)	11.59%

	Lowest (1st Qtr. ’02)	-2.01%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/04)

	1 Year	Fund Inception (11/30/00)
Institutional Class Return Before Taxes	11.92%	11.41%
Institutional Class Return After Taxes on Distributions(1)	9.34%	9.62%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	7.74%	8.74%
UBS All European Convertible (USD) Index(2)	12.50%	11.42%
Lipper Convertible Securities Fund Average(3)	8.67%	5.45%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for the Administrative Class shares will vary.
(2)	The UBS All European Convertible (USD) Index is an index of equity holdings equalized at the beginning of the period to reflect the respective cash values of the convertibles in the index. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper Convertible Securities Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest primarily in convertible bonds and/or convertible preferred stock. It does not take into account sales charges or taxes.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Redemption Fee(1)	2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(2)	Total Annual Fund Operating Expenses
Institutional	0.50%	None	0.26%	0.76%
Administrative	0.50	0.25%	0.25	1.00

(1)   Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

(2)   “Other Expenses” reflect an administrative fee of 0.25% and interest expense attributable to Institutional Class. Interest expense is generally incurred as a result of investment management activities.

Examples.  The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Institutional	$ 77	$242	$421	$ 939
Administrative	102	318	552	1,225

Prospectus	20

PIMCO Floating Income Fund	Ticker Symbols: PFIIX (Inst. Class) N/A (Admin. Class)

Principal Investments and Strategies	Investment Objective Maximum current yield consistent with prudent investment management	Fund Focus Variable and floating-rate securities and their economic equivalents Average Portfolio Duration 0-1 year	Credit Quality Caa to Aaa; maximum 10% below B Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of variable and floating-rate securities, securities with durations of less than or equal to one year, and fixed-rate securities with respect to which the Fund has entered into derivative instruments to effectively convert the fixed-rate interest payments into floating-rate interest payments. The Fund may invest in each of the categories of securities listed under “Fixed Income Instruments” in the sector of this prospectus entitled “Summary Information.” Variable and floating-rate securities generally pay interest at rates that adjust whenever a specified interest rate changes and/or reset on predetermined dates (such as the last day of a month or calendar quarter).

The Fund may invest all of its assets in high yield securities (“junk bonds”) rated at least Caa by Moody’s or CCC by S&P, or, if unrated, determined by PIMCO to be of comparable quality, subject to a maximum of 10% of its total assets in securities rated below B by Moody’s or by S&P, or, if unrated, determined by PIMCO to be of comparable quality. In addition, the Fund may invest, without limit, in securities of issuers that are economically tied to emerging market countries.

The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S.-dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy-backs or dollar rolls).

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Variable Dividend Risk • Liquidity Risk • Derivatives Risk • Mortgage Risk • Foreign Investment Risk	• Emerging Markets Risk • Currency Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The Fund does not have a full calendar year of performance. Thus, no bar chart or annual returns table is included for the Fund.

21	PIMCO Funds

PIMCO Floating Income Fund (continued)

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Redemption Fee(1)	2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(2)	Total Annual Fund Operating Expenses	Expense Reduction(3)	Net Fund Operating Expenses
Institutional	0.30%	None	0.26%	0.56%	(0.01)%	0.55%
Administrative	0.30	0.25%	0.25	0.80	0.00	0.80

(1)    Shares that are held less than 7 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

(2)   “Other Expenses” reflect an administrative fee of 0.25% and organizational expenses paid by the Institutional Class.

(3)   PIMCO has contractually agreed, for the Fund’s current fiscal year (3/31), to waive its administrative fee, or reimburse the Fund, to the extent that, due to organizational expenses and/or the payment of the Fund’s pro rata share of Trustee’s fees, the total fund operating expenses exceed 0.5549% of the Fund’s average net assets. Under the Expense Limitation Agreement, which renews annually for a full fiscal year unless terminated by PIMCO upon at least 30 days’ notice prior to fiscal year-end, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples.  The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Institutional	$56	$176	$307	$689
Administrative	82	255	444	990

Prospectus	22

PIMCO Foreign Bond Fund (Unhedged)	Ticker Symbols: PFUIX (Inst. Class) N/A (Admin. Class)

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management	Fund Focus Intermediate maturity non-U.S. fixed income securities Average Portfolio Duration 3-7 years	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments of issuers located outside the United States, representing at least three foreign countries, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities. Such securities normally are denominated in major foreign currencies.

PIMCO selects the Fund’s foreign country and currency compositions based on an evaluation of various factors, including, but not limited to relative interest rates, exchange rates, monetary and fiscal policies, trade and current account balances. The average portfolio duration of this Fund normally varies within a three- to seven-year time frame. The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund. To the extent the Fund invests a significant portion of its assets in a concentrated geographic area, the Fund will generally have more exposure to regional economic risks associated with foreign investments.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage Risk • Foreign Investment Risk	• Currency Risk • Issuer Non-Diversification Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The Fund does not have a full calendar year of performance. Thus, no bar chart or annual returns table is included for the Fund.

23	PIMCO Funds

PIMCO Foreign Bond Fund (Unhedged) (continued)

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

Shareholder Fees (fees paid directly from your investment)
Redemption Fee(1) 2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(2)	Total Annual Fund Operating Expenses
Institutional	0.25%	None	0.25%	0.50%
Administrative	0.25	0.25%	0.25	0.75
(1) Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances. (2) “Other Expenses” reflect an administrative fee of 0.25%.

Examples.  The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Institutional	$51	$160	$280	$628
Administrative	77	240	417	930

Prospectus	24

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	Ticker Symbols: PFORX (Inst. Class) PFRAX (Admin. Class)

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management	Fund Focus Intermediate maturity hedged non-U.S. fixed income securities Average Portfolio Duration 3-7 years	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments of issuers located outside the United States, representing at least three foreign countries, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities. Such securities normally are denominated in major foreign currencies. The Fund will normally hedge at least 80% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

PIMCO selects the Fund’s foreign country and currency compositions based on an evaluation of various factors, including, but not limited to relative interest rates, exchange rates, monetary and fiscal policies, trade and current account balances. The average portfolio duration of this Fund normally varies within a three- to seven-year time frame. The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund. To the extent the Fund invests a significant portion of its assets in a concentrated geographical area, the Fund will generally have more exposure to regional economic risks associated with foreign investments.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage Risk • Foreign Investment Risk	• Currency Risk • Issuer Non-Diversification Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund’s Institutional Class shares. For periods prior to the inception date of Administrative Class shares (1/28/97), performance information shown in the table for that class is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual 12b-1/service fees and other expenses paid by Administrative Class shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

25	PIMCO Funds

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (continued)

Calendar Year Total Returns — Institutional Class

	More Recent Return Information

	1/1/05–6/30/05	4.31%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (4th Qtr. ’95)	7.23%

	Lowest (2nd Qtr. ’99)	-1.50%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/04)

	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	6.65%	7.32%	9.65%
Institutional Class Return After Taxes on Distributions(1)	4.74%	4.99%	6.32%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	4.47%	4.86%	6.22%
Administrative Class Return Before Taxes	6.39%	7.09%	9.40%
JPMorgan Government Bond Indices Global ex-US Index Hedged in USD(2)	5.21%	5.96%	8.52%
Lipper International Income Fund Avg(3)	10.60%	8.77%	7.56%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for the Administrative Class shares will vary.
(2)	The JPMorgan Government Bond Indices Global ex-US Index Hedged in USD is an unmanaged index representative of the total return performance in U.S. dollars of major non-U.S. bond markets. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper International Income Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, excluding the United States, except in periods of market weakness. It does not take into account sales charges or taxes.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Redemption Fee(1)	2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(2)	Total Annual Fund Operating Expenses
Institutional	0.25%	None	0.25%	0.50%
Administrative	0.25	0.25%	0.25	0.75
(1) Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances. (2) “Other Expenses” reflect an administrative fee of 0.25%.

Examples.  The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Institutional	$51	$160	$280	$628
Administrative	77	239	417	929

Prospectus	26

PIMCO Global Bond Fund (Unhedged)	Ticker Symbols: PIGLX (Inst. Class) PADMX (Admin.Class)

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management	Fund Focus U.S. and non-U.S. intermediate maturity fixed income securities Average Portfolio Duration 3-7 years	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments of issuers located in at least three countries (one of which may be the United States), which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities. The Fund invests primarily in securities of issuers located in economically developed countries. Securities may be denominated in major foreign currencies or the U.S. dollar.

PIMCO selects the Fund’s foreign country and currency compositions based on an evaluation of various factors, including, but not limited to, relative interest rates, exchange rates, monetary and fiscal policies, trade and current account balances. Investments in the securities of issuers located outside the United States will normally vary between 25% and 75% of the Fund’s total assets. The average portfolio duration of this Fund normally varies within a three- to seven-year time frame. The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage Risk • Foreign Investment Risk	• Currency Risk • Issuer Non-Diversification Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund’s Institutional Class shares. For periods prior to the inception date of Administrative Class shares (7/31/96), performance information shown in the table for that class is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual 12b-1/service fees and other expenses paid by Administrative Class shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

27	PIMCO Funds

PIMCO Global Bond Fund (Unhedged) (continued)

Calendar Year Total Returns — Institutional Class
	More Recent Return Information

	1/1/05–6/30/05	-3.79%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (2nd Qtr. ’02)	11.53%

	Lowest (1st Qtr. ’97)	-4.40%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/04)

	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	11.56%	10.19%	8.93%
Institutional Class Return After Taxes on Distributions(1)	8.33%	7.49%	6.02%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	7.69%	7.11%	5.87%
Administrative Class Return Before Taxes	11.29%	9.92%	8.68%
JPMorgan Government Bond Indices Global FX New York Index Unhedged in USD(2)	9.87%	8.80%	7.74%
Lipper Global Income Fund Avg(3)	8.64%	7.76%	7.67%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for the Administrative Class shares will vary.
(2)	The JPMorgan Government Bond Indices Global FX New York Index Unhedged in USD is an unmanaged index representative of the total return performance in U.S. dollars on an unhedged basis of major world bond markets. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper Global Income Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, one of which may be the United States. It does not take into account sales charges or taxes.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Redemption Fee(1)	2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(2)	Total Annual Fund Operating Expenses
Institutional	0.25%	None	0.30%	0.55%
Administrative	0.25	0.25%	0.30	0.80
(1) Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances. (2) “Other Expenses” reflect an administrative fee of 0.30%.

Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Institutional	$56	$176	$307	$688
Administrative	82	255	444	990

Prospectus	28

PIMCO Global Bond Fund (U.S. Dollar-Hedged)	Ticker Symbols: PGBIX (Inst. Class) PGDAX (Admin. Class)

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital	Fund Focus U.S. and hedged non-U.S. intermediate maturity fixed income securities Average Portfolio Duration 3-7 years	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments of issuers located in at least three countries (one of which may be the United States), which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities. The Fund invests primarily in securities of issuers located in economically developed countries. Securities may be denominated in major foreign currencies or the U.S. dollar. The Fund will normally hedge at least 80% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

PIMCO selects the Fund’s foreign country and currency compositions based on an evaluation of various factors, including, but not limited to, relative interest rates, exchange rates, monetary and fiscal policies, trade and current account balances. Investments in the securities of issuers located outside the United States will normally vary between 25% and 75% of the Fund’s total assets. The average portfolio duration of this Fund normally varies within a three- to seven-year time frame. The Fund invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage Risk • Foreign Investment Risk	• Currency Risk • Issuer Non-Diversification Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund’s Institutional Class shares. For periods prior to the inception of Institutional Class shares (2/25/98) and Administrative Class shares (9/30/03), performance information shown in the bar chart (including the information to its right) and in the Average Annual Total Returns table is based on the performance of the Fund’s Class A shares, which are offered in a different prospectus. The prior Class A performance has been adjusted to reflect the actual fees and expenses paid by Institutional Class shares, including no sales charges (loads) or distribution and/or service (12b-1) fees and lower administrative fees. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

29	PIMCO Funds

PIMCO Global Bond Fund (U.S. Dollar-Hedged) (continued)

Calendar Year Total Returns — Institutional Class
	More Recent Return Information

	1/1/05–6/30/05	3.91%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (3rd Qtr. ’96)	5.39%

	Lowest (2nd Qtr. ’99)	-1.72%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/04)

	1 Year	5 Years	Fund Inception (10/2/95)(4)
Institutional Class Return Before Taxes	6.11%	7.84%	8.15%
Institutional Class Return After Taxes on Distributions(1)	4.48%	5.43%	5.03%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	4.23%	5.25%	5.03%
Administrative Class Return Before Taxes	5.83%	7.53%	7.86%
JPMorgan Government Bond Indices Global Index Hedged in USD(2)	4.88%	6.42%	6.15%
Lipper Global Income Fund Avg(3)	8.64%	7.76%	6.85%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for the Administrative Class shares will vary.
(2)	The JPMorgan Government Bond Indices Global Index Hedged in USD is an unmanaged index representative of the total return performance in U.S. dollars on a hedged basis of major world bond markets. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper Global Income Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, one of which may be the United States. It does not take into account sales charges or taxes.
(4)	The Fund began operations on 10/2/95. Index comparisons began on 9/30/95.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Redemption Fee(1)	2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(2)	Total Annual Fund Operating Expenses
Institutional	0.25%	None	0.30%	0.55%
Administrative	0.25	0.25%	0.30	0.80

(1) Shares held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.
(2) “Other Expenses” reflect an administrative fee of 0.30%.

Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Institutional	$56	$176	$307	$689
Administrative	82	255	444	990

Prospectus	30

PIMCO GNMA Fund	Ticker Symbols: PDMIX (Inst. Class) N/A (Admin. Class)

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management	Fund Focus Short to intermediate maturity mortgage-related fixed income securities Average Portfolio Duration 1-7 years	Credit Quality Baa to Aaa; maximum 10% below Aaa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of securities of varying maturities issued by the Government National Mortgage Association (“GNMA”). The Fund is neither sponsored by nor affiliated with GNMA. The average portfolio duration of this Fund normally varies within a one- to seven-year time frame based on PIMCO’s forecast for interest rates. The Fund invests primarily in securities that are in the highest rating category, but may invest up to 10% of its total assets in investment grade securities rated below Aaa by Moody’s or AAA by S&P, subject to a minimum rating of Baa by Moody’s or BBB by S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may not invest in securities denominated in foreign currencies, but may invest without limit in U.S. dollar-denominated securities of foreign issuers.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

GNMA, a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration, or guaranteed by the Department of Veterans Affairs.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage Risk • Foreign Investment Risk	• Emerging Markets Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund’s Institutional Class shares. The Administrative Class of the Fund has not commenced operations as of the date of this prospectus. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. The Fund achieved the performance track record shown during a period when it pursued its investment objective using different investment strategies.

31	PIMCO Funds

PIMCO GNMA Fund (continued)

Calendar Year Total Returns — Institutional Class
	More Recent Return Information

	1/1/05–6/30/05	2.05%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (3rd Qtr. ‘01)	4.65%

	Lowest (2nd Qtr. ‘04)	-0.61%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/04)

	1 Year	5 Years	Fund Inception (7/31/97)
Institutional Class Return Before Taxes	4.13%	7.98%	7.18%
Institutional Class Return After Taxes on Distributions(1)	2.93%	5.94%	4.91%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	2.68%	5.59%	4.72%
Lehman Brothers GNMA Index(2)	4.35%	7.01%	6.37%
Lipper GNMA Fund Average(3)	3.20%	6.24%	5.52%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for the Administrative Class shares will vary.
(2)	The Lehman Brothers GNMA Index is an unmanaged index of mortgage-backed pass-through securities of the Government National Mortgage Association (GNMA). The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper GNMA Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 65% of their assets in mortgages/securities issued or guaranteed as to principal and interest by the U.S. government and certain federal agencies. It does not take into account sales charges or taxes.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Redemption Fee(1)	2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(2)	Total Annual Fund Operating Expenses
Institutional	0.25%	None	0.25%	0.50%
Administrative	0.25	0.25%	0.25	0.75

(1)   Shares that are held less than 7 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

(2)   “Other Expenses” reflect an administrative fee of 0.25%.

Examples.  The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Institutional	$51	$160	$280	$628
Administrative	77	240	417	930

Prospectus	32

PIMCO High Yield Fund	Ticker Symbols: PHIYX (Inst. Class) PHYAX (Admin. Class)

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management	Fund Focus Higher yielding fixed income securities Average Portfolio Duration 2-6 years	Credit Quality Caa to Aaa; minimum 80% below Baa subject to maximum 5% Caa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities (“junk bonds”) rated below investment grade but rated at least Caa by Moody’s or CCC by S&P, or, if unrated, determined by PIMCO to be of comparable quality, subject to a maximum of 5% of its total assets in securities rated Caa by Moody’s or CCC by S&P, or, if unrated, determined by PIMCO to be of comparable quality. The remainder of the Fund’s assets may be invested in investment grade Fixed Income Instruments. The average portfolio duration of this Fund normally varies within a two- to six-year time frame based on PIMCO’s forecast for interest rates. The Fund may invest up to 20% of its total assets in securities denominated in foreign currencies and may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Fund normally will hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk	• Issuer Risk • Liquidity Risk • Derivatives Risk • Mortgage Risk	• Foreign Investment Risk • Currency Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund’s Institutional Class shares. For periods prior to the inception date of Administrative Class shares (1/16/95), performance information shown in the table for that class is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual 12b-1/service fees and other expenses paid by Administrative Class shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

33	PIMCO Funds

PIMCO High Yield Fund (continued)

Calendar Year Total Returns — Institutional Class
	More Recent Return Information

	1/1/05–6/30/05	2.20%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (4th Qtr. ‘02)	8.83%

	Lowest (2nd Qtr. ‘02)	-4.92%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/04)

	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	9.45%	7.01%	8.90%
Institutional Class Return After Taxes on Distributions(1)	6.82%	3.79%	5.32%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	6.05%	3.92%	5.35%
Administrative Class Return Before Taxes	9.18%	6.75%	8.63%
Merrill Lynch US High Yield, BB-B Rated, Constrained Index(2)	9.93%	6.71%	8.27%
Merrill Lynch U.S. High Yield BB-B Rated Index(3)	9.93%	6.21%	8.02%
Lipper High Current Yield Fund Avg(4)	9.89%	5.03%	6.55%
(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for the Administrative Class shares will vary.
(2)	T he Fund has changed its primary benchmark from the Merrill Lynch US BB-B Rated Index (the “Unconstrained Index”) to the Merrill Lynch US BB-B Rated Constrained Index (the “Constrained Index”). This change was made because, as a result of downgrades of large issuers from the investment grade universe into high yield in May 2005, the Unconstrained Index was no longer an appropriate benchmark due to a lack of issuer and industry diversification within the Unconstrained Index. Merrill Lynch US High Yield, BB-B Rated, Constrained Index tracks the performance of BB-B Rated US Dollar-denominated corporate bonds publicly issued in the US domestic market. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Performance of the Constrained Index is calculated using values reflecting the Constrained Index from December 31, 1996 (the date of inception of the Constrained Index). For periods prior to the inception date of the Constrained Index, values reflecting the Unconstrained Index are used, since the Unconstrained Index is the most similar index to the Constrained Index.
(3)	The Merrill Lynch U.S. High Yield BB-B Rated Index is an unmanaged index of bonds rated BB and B by Moody’s or S&P. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes. Prior to 12/31/1996, data represents that of ML High Yield Cash Pay, BB-B rated index.
(4)	The Lipper High Current Yield Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that aim at high (relative) current yield from fixed income securities, have no quality or maturity restrictions, and tend to invest in lower grade debt issues. It does not take into account sales charges or taxes.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Redemption Fee(1)	2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(2)	Total Annual Fund Operating Expenses
Institutional	0.25%	None	0.25%	0.50%
Administrative	0.25	0.25%	0.25	0.75
(1) Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances. (2) “Other Expenses” reflect an administrative fee of 0.25%.

Examples.  The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Institutional	$51	$160	$280	$628
Administrative	77	240	417	930

Prospectus	34

PIMCO Investment Grade Corporate Bond Fund	Ticker Symbols: PIGIX (Inst. Class) PGCAX (Admin. Class)

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management	Fund Focus Corporate fixed income securities Average Portfolio Duration 3-7 years	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of investment grade corporate fixed income securities of varying maturities. Assets not invested in investment grade corporate fixed income securities may be invested in other types of Fixed Income Instruments. The average portfolio duration of this Fund normally varies within a three- to seven-year time frame based on PIMCO’s forecast for interest rates.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk	• Issuer Risk • Liquidity Risk • Derivatives Risk • Mortgage Risk	• Foreign Investment Risk • Currency Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summary for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund’s Institutional Class shares. For periods prior to the inception date of Administrative Class shares (9/30/02), performance information shown in the table for that class is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual 12b-1/service fees and other expenses paid by Administrative Class shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

35	PIMCO Funds

PIMCO Investment Grade Corporate Bond Fund (continued)

Calendar Year Total Returns — Institutional Class
	More Recent Return Information

	1/1/05–6/30/05	2.65%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (2nd Qtr. ‘03)	5.86%

	Lowest (2nd Qtr. ‘04)	-3.48%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/04)

	1 Year	Fund Inception (4/28/00)(4)
Institutional Class Return Before Taxes	6.02%	10.32%
Institutional Class Return After Taxes on Distributions(1)	4.01%	6.93%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	4.04%	6.77%
Administrative Class Return Before Taxes	5.76%	10.05%
Lehman Brothers Credit Investment Grade Index(2)	5.24%	9.14%
Lipper Intermediate Investment Grade Debt Fund Average(3)	3.87%	7.09%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for the Administrative Class shares will vary.
(2)	The Lehman Brothers Credit Investment Grade Index is an unmanaged index comprised of publicly issued U.S. corporate and specified non-U.S. debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. To qualify, bonds must be SEC-registered. It is not possible to invest directly in an index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper Intermediate Investment Grade Debt Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to ten years. It does not take into account sales charges or taxes.
(4)	The Fund began operations on 4/28/00. Index comparisons began on 4/30/00.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Redemption Fee(1)	2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(2)	Total Annual Fund Operating Expenses
Institutional	0.25%	None	0.25%	0.50%
Administrative	0.25	0.25%	0.25	0.75
(1) Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances. (2) “Other Expenses” reflect an administrative fee of 0.25%.
Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Institutional	$51	$160	$280	$630
Administrative	77	240	417	930

Prospectus	36

PIMCO Long-Term U.S. Government Fund	Ticker Symbols: PGOVX (Inst. Class) PLGBX (Admin. Class)

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management	Fund Focus Long-term maturity fixed income securities Average Portfolio Duration ≥ 8 years	Credit Quality A to Aaa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of fixed income securities that are issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (“U.S. Government Securities”). Assets not invested in U.S. Government Securities may be invested in other types of Fixed Income Instruments. The Fund also may obtain exposure to U.S. Government Securities through the use of futures contracts (including related options) with respect to such securities, and options on such securities, when PIMCO deems it appropriate to do so. While PIMCO may invest in derivatives at any time it deems appropriate, it will generally do so when it believes that U.S. Government Securities are overvalued relative to derivative instruments. This Fund will normally have a minimum average portfolio duration of eight years. For point of reference, the dollar-weighted average portfolio maturity of the Fund is normally expected to be more than ten years.

The Fund’s investments in Fixed Income Instruments are limited to those of investment grade U.S. dollar-denominated securities of U.S. issuers that are rated at least A by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. In addition, the Fund may only invest up to 10% of its total assets in securities rated A by Moody’s or S&P, and may only invest up to 25% of its total assets in securities rated Aa by Moody’s or AA by S&P.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. GNMA, a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U. S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • Market Risk	• Issuer Risk • Derivatives Risk • Mortgage Risk	• Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund’s Institutional Class shares. For periods prior to the inception date of Administrative Class shares (9/23/97), performance information shown in the table for that class is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual 12b-1/service fees and other expenses paid by Administrative Class shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

37	PIMCO Funds

PIMCO Long-Term U.S. Government Fund (continued)

Calendar Year Total Returns — Institutional Class
	More Recent Return Information

	1/1/05–6/30/05	7.17%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (3rd Qtr. ’02)	11.30%

	Lowest (1st Qtr. ’96)	-6.26%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/04)

	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	7.26%	10.93%	10.32%
Institutional Class Return After Taxes on Distributions(1)	5.16%	8.24%	7.10%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	5.01%	7.87%	6.94%
Administrative Class Return Before Taxes	6.99%	10.65%	10.05%
Lehman Brothers Long-Term Treasury Index(2)	7.70%	10.07%	9.58%
Lipper General U.S. Government Fund Avg(3)	3.25%	6.46%	6.44%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for the Administrative Class shares will vary.
(2)	The Lehman Brothers Long-Term Treasury Index is an unmanaged index of U.S. Treasury issues with maturities greater than 10 years. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper General U.S. Government Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 65% of their assets in U.S. government and agency issues. It does not take into account sales charges or taxes.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Redemption Fee(1)	2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(2)	Total Annual Fund Operating Expenses
Institutional	0.25%	None	0.25%	0.50%
Administrative	0.25	0.25%	0.25	0.75

(1)   Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

(2)   “Other Expenses” reflect an administrative fee of 0.25%.

Examples.  The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Institutional	$51	$160	$280	$628
Administrative	77	240	417	930

Prospectus	38

PIMCO Low Duration Fund	Ticker Symbols: PTLDX (Inst. Class) PLDAX (Admin. Class)

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management	Fund Focus Short maturity fixed income securities Average Portfolio Duration 1-3 years	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average portfolio duration of this Fund normally varies within a one- to three-year time frame based on PIMCO’s forecast for interest rates.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk	• Issuer Risk • Liquidity Risk • Derivatives Risk • Mortgage Risk	• Foreign Investment Risk • Currency Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund’s Institutional Class shares. For periods prior to the inception date of Administrative Class shares (1/3/95), performance information shown in the table for that class is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual 12b-1/service fees and other expenses paid by Administrative Class shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

39	PIMCO Funds

PIMCO Low Duration Fund (continued)

Calendar Year Total Returns — Institutional Class	More Recent Return Information

	1/1/05–6/30/05	0.88%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (2nd Qtr. ’95)	3.63%

	Lowest (2nd Qtr. ’04)	-0.65%

Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/04)

	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	2.39%	5.71%	6.48%
Institutional Class Return After Taxes on Distributions(1)	1.46%	3.80%	4.14%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	1.60%	3.70%	4.08%
Administrative Class Return Before Taxes	2.13%	5.45%	6.21%
Merrill Lynch 1–3 Year Treasury Index(2)	0.91%	4.93%	5.71%
Lipper Short Investment Grade Debt Fund Average(3)	1.35%	4.57%	5.34%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for the Administrative Class shares will vary.
(2)	The Merrill Lynch 1-3 Year Treasury Index is an unmanaged index that tracks the performance of the direct Sovereign debt of the US Government having a maturity of at least 1 year and less than 3 years. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper Short Investment Grade Debt Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of less than three years. It does not take into account sales charges or taxes.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Redemption Fee(1)	2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(2)	Total Annual Fund Operating Expenses
Institutional	0.25%	None	0.18%	0.43%
Administrative	0.25	0.25%	0.18	0.68

(1)   Shares that are held less than 7 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

(2)   “Other Expenses” reflect an administrative fee of 0.18%.

Examples.  The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Institutional	$44	$138	$241	$542
Administrative	70	218	379	847

Prospectus	40

PIMCO Low Duration Fund II	Ticker Symbols: PLDTX (Inst. Class) PDFAX (Admin. Class)

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management	Fund Focus Short maturity fixed income securities Average Portfolio Duration 1-3 years	Credit Quality A to Aaa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average portfolio duration of this Fund normally varies within a one- to three-year time frame based on PIMCO’s forecast for interest rates. The Fund may invest only in investment grade U.S. dollar denominated securities of U.S. issuers that are rated A or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • Market Risk	• Issuer Risk • Liquidity Risk • Derivatives Risk	• Mortgage Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund’s Institutional Class shares. For periods prior to the inception date of Administrative Class shares (2/2/98), performance information shown in the table for that class is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual 12b-1/service fees and other expenses paid by Administrative Class shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

41	PIMCO Funds

PIMCO Low Duration Fund II (continued)

Calendar Year Total Returns — Institutional Class
	More Recent Return Information

	1/1/05–6/30/05	0.85%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (1st Qtr. ’95)	3.83%

	Lowest (2nd Qtr. ’04)	-0.66%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/04)

	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	1.90%	5.37%	6.04%
Institutional Class Return After Taxes on Distributions(1)	1.17%	3.42%	3.77%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	1.24%	3.39%	3.75%
Administrative Class Return Before Taxes	1.65%	5.11%	5.77%
Merrill Lynch 1–3 Year Treasury Index(2)	0.91%	4.93%	5.71%
Lipper Short Investment Grade Debt Fund Average(3)	1.35%	4.57%	5.34%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for the Administrative Class shares will vary.
(2)	The Merrill Lynch 1-3 Year Treasury Index is an unmanaged index that tracks the performance of the direct Sovereign debt of the US Government having a maturity of at least 1 year and less than 3 years. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper Short Investment Grade Debt Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of less than three years. It does not take into account sales charges or taxes.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Redemption Fee(1)	2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(2)	Total Annual Fund Operating Expenses
Institutional	0.25%	None	0.25%	0.50%
Administrative	0.25	0.25%	0.25	0.75

(1)   Shares that are held less than 7 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

(2)   “Other Expenses” reflect an administrative fee of 0.25%.

Examples.  The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Institutional	$51	$160	$280	$628
Administrative	77	240	417	930

Prospectus	42

PIMCO Low Duration Fund III	Ticker Symbols: PLDIX (Inst. Class) PDRAX (Admin. Class)

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management	Fund Focus Short maturity fixed income securities Average Portfolio Duration 1-3 years	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average portfolio duration of this Fund normally varies within a one- to three-year time frame based on PIMCO’s forecast for interest rates. The Fund will not invest in the securities of any issuer determined by PIMCO to be engaged principally in the provision of healthcare services, the manufacture of alcoholic beverages, tobacco products, pharmaceuticals or military equipment, the operation of gambling casinos or in the production or trade of pornographic materials. To the extent possible on the basis of information available to PIMCO, an issuer will be deemed to be principally engaged in an activity if it derives more than 10% of its gross revenues from such activities.

The Fund invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in exchange rates.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk	• Issuer Risk • Liquidity Risk • Derivatives Risk • Mortgage Risk	• Foreign Investment Risk • Currency Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund’s Institutional Class shares. For periods prior to the inception date of Administrative Class shares (3/19/99), performance information shown in the table for that class is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual 12b-1/service fees and other expenses paid by Administrative Class shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

43	PIMCO Funds

PIMCO Low Duration Fund III (continued)

Calendar Year Total Returns — Institutional Class
	More Recent Return Information

	1/1/05–6/30/05	0.90%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (3rd Qtr. ’01)	3.94%

	Lowest (2nd Qtr. ’04)	-0.67%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/04)

	1 Year	5 Years	Fund Inception (12/31/96)
Institutional Class Return Before Taxes	2.11%	5.62%	5.57%
Institutional Class Return After Taxes on Distributions(1)	1.23%	3.73%	3.42%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	1.44%	3.64%	3.42%
Administrative Class Return Before Taxes	1.84%	5.36%	5.31%
Merrill Lynch 1–3 Year Treasury Index(2)	0.91%	4.93%	5.16%
Lipper Short Investment Grade Debt Fund Average(3)	1.35%	4.57%	4.78%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for the Administrative Class shares will vary.
(2)	The Merrill Lynch 1-3 Year Treasury Index is an unmanaged index that tracks the performance of the direct Sovereign debt of the US Government having a maturity of at least 1 year and less than 3 years. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper Short Investment Grade Debt Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of less than three years. It does not take into account sales charges or taxes.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Redemption Fee(1)	2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(2)	Total Annual Fund Operating Expenses
Institutional	0.25%	None	0.25%	0.50%
Administrative	0.25	0.25%	0.25	0.75

(1)   Shares that are held less than 7 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

(2)   “Other Expenses” reflect an administrative fee of 0.25%.

Examples.  The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Institutional	$51	$160	$280	$628
Administrative	77	240	417	930

Prospectus	44

PIMCO Moderate Duration Fund	Ticker Symbols: PMDRX (Inst. Class) N/A (Admin. Class)

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management	Fund Focus Short and intermediate maturity fixed income securities Average Portfolio Duration 2-5 years	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average portfolio duration of this Fund normally varies within a two- to five-year time frame based on PIMCO’s forecast for interest rates.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk	• Issuer Risk • Liquidity Risk • Derivatives Risk • Mortgage Risk	• Foreign Investment Risk • Currency Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund’s Institutional Class shares. The Administrative Class of the Fund has not commenced operations as of the date of this prospectus. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

45	PIMCO Funds

PIMCO Moderate Duration Fund (continued)

Calendar Year Total Returns — Institutional Class
	More Recent Return Information

	1/1/05–6/30/05	1.82%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (3rd Qtr. ’01)	5.62%

	Lowest (2nd Qtr. ’04)	-1.83%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/04)

	1 Year	5 Years	Fund Inception (12/31/96)
Institutional Class Return Before Taxes	4.14%	7.78%	6.96%
Institutional Class Return After Taxes on Distributions(1)	2.77%	5.48%	4.48%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	2.85%	5.28%	4.43%
Lehman Brothers Intermediate Government/Credit Bond Index(2)	3.04%	7.21%	6.57%
Lipper Short Intermediate Investment Grade Debt Fund Average(3)	2.10%	5.92%	5.58%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for the Administrative Class shares will vary.
(2)	The Lehman Brothers Intermediate Government/Credit Bond index is an unmanaged index of U.S. Government or Investment Grade Credit Securities having a maturity of at least 1 year and less than 10 years. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper Short Intermediate Investment Grade Debt Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of one to five years. It does not take into account sales charges or taxes.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Redemption Fee(1)	2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(2)	Total Annual Fund Operating Expenses
Institutional	0.25%	None	0.20%	0.45%
Administrative	0.25	0.25%	0.20	0.70
(1) Shares that are held less than 7 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances. (2) “Other Expenses” reflect an administrative fee of 0.20%.

Examples.  The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Institutional	$46	$144	$252	$566
Administrative	72	224	390	871

Prospectus	46

PIMCO Money Market Fund	Ticker Symbols: PMIXX (Inst. Class) PMAXX (Admin. Class)

Principal Investments and Strategies	Investment Objective Seeks maximum current income, consistent with preservation of capital and daily liquidity	Fund Focus Money market instruments Average Portfolio Maturity ≤ 90 days dollar-weighted average maturity	Credit Quality Minimum 95% rated Prime 1; ≤ 5% Prime 2 Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing at least 95% of its total assets in a diversified portfolio of money market securities that are in the highest rating category for short-term obligations. The Fund also may invest up to 5% of its total assets in money market securities that are in the second-highest rating category for short-term obligations. The Fund may only invest in U.S. dollar-denominated securities that mature in 397 days or fewer from the date of purchase. The dollar-weighted average portfolio maturity of the Fund may not exceed 90 days. The Fund attempts to maintain a stable net asset value of $1.00 per share, although there is no assurance that it will be successful in doing so.

The Fund may invest in the following: obligations of the U.S. Government (including its agencies and instrumentalities); short-term corporate debt securities of domestic and foreign corporations; obligations of domestic and foreign commercial banks, savings banks, and savings and loan associations; and commercial paper. The Fund may invest more than 25% of its total assets in or obligations issued by U.S. banks.

The Fund’s investments will comply with applicable rules governing the quality, maturity and diversification of securities held by money market funds.

Principal Risks

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • Market Risk	• Issuer Risk • Foreign Investment Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund’s Institutional Class shares. For periods prior to the inception date of Administrative Class shares (1/25/95), performance information shown in the table for that class is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual 12b-1/service fees and other expenses paid by Administrative Class shares. To obtain the Fund’s current yield, call 1-800-927-4648. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

47	PIMCO Funds

PIMCO Money Market Fund (continued)

Calendar Year Total Returns — Institutional Class
	More Recent Return Information

	1/1/05–6/30/05	1.19%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (4th Qtr. ’95)	1.72%

	Lowest (3rd Qtr. ’03)	0.18%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/04)

	1 Year	5 Years	10 Years
Institutional Class	1.05%	2.69%	4.03%
Administrative Class	0.80%	2.43%	3.78%
Citigroup 3-Month Treasury Bill Index(1)	1.24%	2.79%	4.00%
Lipper Institutional Money Market Fund Average(2)	1.00%	2.67%	4.04%

(1)	The Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues. It is not possible to invest directly in the index.
(2)	The Lipper Institutional Money Market Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest in high quality financial instruments (rated in the top two grades) with dollar-weighted maturities of less than 90 days. It does not take into account sales charges or taxes.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees(1)	Distribution and/or Service (12b-1) Fees	Other Expenses(2)	Total Annual Fund Operating Expenses
Institutional	0.12%	None	0.20%	0.32%
Administrative	0.14	0.23%	0.20	0.57

(1)   Effective October 1, 2004, the Fund’s advisory fee was reduced by 0.03%, to 0.12% per annum.

(2)   “Other Expenses” reflect an administrative fee of 0.20%.

Examples.  The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Institutional	$33	$103	$180	$406
Administrative	58	183	319	715

Prospectus	48

PIMCO Municipal Bond Fund	Ticker Symbols: PFMIX (Inst. Class) PMNAX (Admin. Class)

Principal Investments and Strategies	Investment Objective Seeks high current income exempt from federal income tax, consistent with preservation of capital. Capital appreciation is a secondary objective	Fund Focus Intermediate to long-term maturity municipal securities (exempt from federal income tax) Average Portfolio Duration 3-10 years	Credit Quality Ba to Aaa; maximum 10% below Baa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax (“Municipal Bonds”). Municipal Bonds generally are issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities.

The Fund may invest up to 20% of its net assets in U.S. Government Securities, money market instruments and/or “private activity” bonds. For shareholders subject to the federal alternative minimum tax (“AMT”), distributions derived from “private activity” bonds must be included in their AMT calculations, and as such a portion of the Fund’s distribution may be subject to federal income tax. The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its net assets in Municipal Bonds or “private activity” bonds which are high yield securities (“junk bonds”) rated at least Ba by Moody’s or BB by S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest more than 25% of its total assets in bonds of issuers in California and New York. To the extent that the Fund concentrates its investments in California or New York, it will be subject to California or New York State Specific Risk. The average portfolio duration of this Fund normally varies within a three- to ten-year time frame, based on PIMCO’s forecast for interest rates. The Fund will seek income that is high relative to prevailing rates from Municipal Bonds. Capital appreciation, if any, generally arises from decreases in interest rates or improving credit fundamentals for a particular state, municipality or issuer.

The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, and invest in mortgage- or asset-backed securities. The Fund may also invest in securities issued by entities, such as trusts, whose underlying assets are Municipal Bonds, including, without limitation, residual interest bonds. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk	• Issuer Risk • Liquidity Risk • Derivatives Risk • Leveraging Risk	• Management Risk • California State-Specific Risk • New York State-Specific Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund’s Institutional Class shares. For periods prior to the inception date of Administrative Class shares (9/30/98), performance information shown in the table for that class is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual 12b-1/service fees and other expenses paid by Administrative Class shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

49	PIMCO Funds

PIMCO Municipal Bond Fund (continued)

Calendar Year Total Returns — Institutional Class
	More Recent Return Information

	1/1/05–6/30/05	2.05%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (2nd Qtr. ’02)	4.06%

	Lowest (2nd Qtr. ’99)	-2.36%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/04)

	1 Year	5 years	Fund Inception (12/31/97)
Institutional Class Return Before Taxes	2.92%	6.89%	5.19%
Institutional Class Return After Taxes on Distributions(1)	2.90%	6.78%	5.10%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	3.33%	6.55%	5.06%
Administrative Class Return Before Taxes	2.66%	6.62%	4.92%
Lehman Brothers General Municipal Bond Index(2)	4.48%	7.20%	5.73%
Lipper General Municipal Debt Fund Avg(3)	3.70%	6.27%	4.55%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for the Administrative Class shares will vary.
(2)	The Lehman Brothers General Municipal Bond Index is an unmanaged index of municipal bonds. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper General Municipal Debt Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 65% of their assets in municipal debt issues in the top four credit ratings. It does not take into account sales charges or taxes.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Redemption Fee(1)	2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(2)	Total Annual Fund Operating Expenses
Institutional	0.25%	None	0.24%	0.49%
Administrative	0.25	0.25%	0.24	0.74

(1)   Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

(2)   “Other Expenses” reflect an administrative fee of 0.24%.

Examples.  The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Institutional	$50	$157	$274	$616
Administrative	76	238	413	922

Prospectus	50

PIMCO New York Municipal Bond Fund	Ticker Symbols: PNYAX (Inst. Class) N/A (Admin. Class)

Principal Investments and Strategies	Investment Objective Seeks high current income exempt from federal and New York income tax. Capital appreciation is a secondary objective.	Fund Focus Intermediate to long-term maturity municipal securities (exempt from federal and New York income tax) Average Portfolio Duration 3-12 years	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and New York income tax (“New York Municipal Bonds”). New York Municipal Bonds generally are issued by or on behalf of the State of New York and its political subdivisions, financing authorities and their agencies. The Fund may invest in debt securities of an issuer located outside of New York whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and New York income tax.

The Fund may invest without limit in “private activity” bonds whose interest is a tax-preference item for purposes of the federal alternative minimum tax (“AMT”). For shareholders subject to the AMT, a substantial portion of the Fund’s distributions may not be exempt from federal income tax. The Fund may invest up to 20% of its net assets in other types of Fixed Income Instruments. The average portfolio duration of this Fund normally varies within a three- to twelve-year time frame based on PIMCO’s forecast for interest rates. The Fund will seek income that is high relative to prevailing rates from municipal bonds. Capital appreciation, if any, generally arises from decreases in interest rates or improving credit fundamentals for a particular state, municipality or issuer.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund.

The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may also invest in securities issued by entities, such as trusts, whose underlying assets are Municipal Bonds, including, without limitation, residual interest bonds. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk	• Issuer Risk • Liquidity Risk • Derivatives Risk • Mortgage Risk	• Issuer Non-Diversification Risk • Leveraging Risk • Management Risk • New York State-Specific Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund’s Institutional Class shares. The Administrative Class of the Fund had not commenced operations as of the date of this prospectus. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

51	PIMCO Funds

PIMCO New York Municipal Bond Fund (continued)

Calendar Year Total Returns — Institutional Class
	More Recent Return Information

	1/1/05–6/30/05	2.56%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (2nd Qtr. ’02)	4.97%

	Lowest (2nd Qtr. ’04)	-2.02%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/04)

	1 Year	5 Years	Fund Inception (8/31/99)
Institutional Class Return Before Taxes	3.74%	7.55%	7.09%
Institutional Class Return After Taxes on Distributions(1)	3.73%	7.12%	6.67%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	3.65%	6.87%	6.46%
Lehman Brothers New York Insured Municipal Bond Index(2)	4.43%	7.78%	7.04%
Lipper New York Municipal Debt Fund Avg(3)	3.49%	6.49%	5.68%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for the Administrative Class shares will vary.
(2)	The Lehman Brothers New York Insured Municipal Bond Index is an unmanaged index comprised of insured New York Municipal Bond issues. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper New York Municipal Debt Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 65% of their assets in municipal debt issues that are exempt from taxation in New York. It does not take into account sales charges or taxes.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

Shareholder fees (fees paid directly from your investment)

Redemption Fee(1)	2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(2)	Total Annual Fund Operating Expenses
Institutional	0.25%	None	0.22%	0.47%
Administrative	0.25	0.25%	0.22	0.72

(1)   Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

(2)   “Other Expenses” reflect an administrative fee of 0.22%.

Examples.  The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Institutional	$48	$151	$263	$590
Administrative	74	230	401	894

Prospectus	52

PIMCO Real Return Fund	Ticker Symbols: PRRIX (Inst. Class) PARRX (Admin. Class)

Principal Investments and Strategies	Investment Objective Seeks maximum real return, consistent with preservation of real capital and prudent investment management	Fund Focus Inflation-indexed fixed income securities Average Portfolio Duration See description below	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared daily and distributed monthly

The Fund seeks its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Assets not invested in inflation-indexed bonds may be invested in other types of Fixed Income Instruments. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond’s principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. “Real return” equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure. The average portfolio duration of this Fund normally varies within three years (plus or minus) of the real duration of the Lehman Brothers: U.S. TIPS Index, which as of June 30, 2005 was 6.9 years. For these purposes, in calculating the Fund’s average portfolio duration, PIMCO includes the real duration of inflation-indexed portfolio securities and the nominal duration of non-inflation-indexed portfolio securities.

The Fund invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund also may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage Risk • Foreign Investment Risk	• Currency Risk • Issuer Non-Diversification Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund’s Institutional Class shares. For periods prior to the inception date of Administrative Class shares (4/28/00), performance information shown in the table for that class is based on performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual 12b-1/service fees and other expenses paid by Administrative Class shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

53	PIMCO Funds

PIMCO Real Return Fund (continued)

Calendar Year Total Returns — Institutional Class
	More Recent Return Information

	1/1/05–6/30/05	2.61%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (3rd Qtr. ’02)	7.71%

	Lowest (2nd Qtr. ’04)	-2.96%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/04)

	1 Year	5 Years	Fund Inception (1/29/97)(4)
Institutional Class Return Before Taxes	9.19%	11.34%	9.01%
Institutional Class Return After Taxes on Distributions(1)	6.77%	8.55%	6.30%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	6.01%	8.09%	6.06%
Administrative Class Return Before Taxes	8.92%	11.04%	8.73%
Lehman Brothers U.S TIPS Index(2)	8.46%	10.85%	7.89%
Lipper Treasury Inflation-Protected Securities Fund Average(3)	7.75%	10.28%	8.07%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for the Administrative Class shares will vary.
(2)	Lehman Brothers U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to 10/97 represents returns of the Lehman Inflation Notes Index. It is not possible to invest directly in the index. The index does not reflect deduction for fees, expenses or taxes.
(3)	The Lipper Treasury Inflation-Protected Securities Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest primarily in inflation-indexed fixed income securities issued in the United States. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. It does not take into account sales charges or taxes.
(4)	The Fund began operations on 1/29/97. Index comparisons began on 1/31/97.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Redemption Fee(1)	2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(2)	Total Annual Fund Operating Expenses
Institutional	0.25%	None	0.20%	0.45%
Administrative	0.25	0.25%	0.20	0.70

(1)   Shares that are held less than 7 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

(2)   “Other Expenses” reflect an administrative fee of 0.20%.

Examples.  The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Institutional	$46	$144	$252	$566
Administrative	71	224	389	870

Prospectus	54

PIMCO Real Return Fund II	Ticker Symbols: PIRRX (Inst. Class) N/A (Admin. Class)

Principal Investments and Strategies	Investment Objective Seeks maximum real return, consistent with preservation of real capital and prudent investment management	Fund Focus Inflation-indexed fixed income securities with quality and non-U.S. denominated restrictions Average Portfolio Duration See description below	Credit Quality Baa to Aaa Dividend Frequency Declared daily and distributed monthly

The Fund seeks its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. government and non-U.S. governments, their agencies or instrumentalities, and corporations. Assets not invested in inflation-indexed bonds may be invested in other types of Fixed Income Instruments. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond’s principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. “Real return” equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure. The average portfolio duration of this Fund normally varies within three years (plus or minus) of the real duration of the Lehman Brothers U.S. TIPS Index, which as of June 30, 2005 was 6.9 years. For these purposes, in calculating the Fund’s average portfolio duration, PIMCO includes the real duration of inflation-indexed portfolio securities and the nominal duration of non-inflation-indexed portfolio securities. The Fund may not invest more than 2.5% of its total assets in the securities of a single issuer, except U.S. Government Securities.

The Fund may invest only in investment grade U.S. dollar-denominated securities that are rated at least Baa by Moody’s or BBB by S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may not invest more than 1% of its total assets in the securities of a single issuer that is rated Baa by Moody’s or BBB by S&P, or if unrated, determined by PIMCO to be of comparable quality. The Fund may not invest in securities denominated in foreign currencies, but may invest without limit in U.S. dollar-denominated securities of non-U.S. issuers.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may not enter into contracts to purchase securities on a forward basis with respect to more than 50% of its total assets.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage Risk	• Foreign Investment Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Institutional Class shares. The Administrative Class of the Fund has not commenced operations as of the date of this prospectus. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

55	PIMCO Funds

PIMCO Real Return Fund II (continued)

Calendar Year Total Returns — Institutional Class
	More Recent Return Information

	1/1/05–6/30/05	2.25%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (1st Qtr. ’04)	5.12%

	Lowest (2nd Qtr. ’04)	-2.99%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/04)

	1 Year	Fund Inception (2/28/02)
Institutional Class Return Before Taxes	8.79%	11.25%
Institutional Class Return After Taxes on Distributions(1)	6.85%	8.84%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	5.82%	8.19%
Lehman Brothers U.S. TIPS Index(2)	8.46%	10.92%
Lipper Treasury Inflation-Protected Securities Fund Average(3)	7.75%	10.73%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Administrative Class shares will vary.
(2)	Lehman Brothers U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to 10/97 represents returns of the Lehman Inflation Notes Index. It is not possible to invest directly in the index. The index does not reflect deduction for fees, expenses or taxes.
(3)	The Lipper Treasury Inflation-Protected Securities Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest primarily in inflation-indexed fixed income securities issued in the United States. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Redemption Fee(1)	2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(2)	Total Annual Fund Operating Expenses
Institutional	0.25%	None	0.20%	0.45%
Administrative	0.25	0.25%	0.20	0.70

(1)   Shares that are held less than 7 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

(2)   “Other Expenses” reflect an administrative fee of 0.20%.

Examples.  The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Institutional	$46	$144	$252	$567
Administrative	72	224	390	871

Prospectus	56

PIMCO Short Duration Municipal Income Fund	Ticker Symbols: PSDIX (Inst. Class) PSDMX (Admin. Class)

Principal Investments and Strategies	Investment Objective Seeks high current income exempt from federal income tax, consistent with preservation of capital.	Fund Focus Short to intermediate maturity municipal securities (exempt from federal income tax) Average Portfolio Duration 0-3 years	Credit Quality Baa to Aaa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax (“Municipal Bonds”). Municipal Bonds generally are issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities.

The Fund does not intend to invest in securities whose interest is subject to the federal alternative minimum tax. The Fund may only invest in investment grade debt securities. The Fund may invest more than 25% of its total assets in bonds of issuers in California and New York. To the extent that the Fund concentrates its investments in California or New York, it will be subject to California or New York State-Specific Risk. The average portfolio duration of this Fund varies based on PIMCO’s forecast for interest rates and under normal market conditions is not expected to exceed three years. The Fund will seek income that is high relative to prevailing rates from Municipal Bonds.

The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may also invest in securities issued by entities, such as trusts, whose underlying assets are Municipal Bonds, including, without limitation, residual interest bonds. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • Market Risk • Issuer Risk	• Derivatives Risk • Mortgage Risk • Leveraging Risk	• Management Risk • California State-Specific Risk • New York State-Specific Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund’s Institutional Class shares. For periods prior to the inception date of Administrative Class shares (10/22/02), performance information shown in the table for that class is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual 12b-1/service fees and other expenses paid by Administrative Class shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

57	PIMCO Funds

PIMCO Short Duration Municipal Income Fund (continued)

Calendar Year Total Returns — Institutional Class
	More Recent Return Information

	1/1/05–6/30/05	-0.37%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (4th Qtr. ’00)	2.01%

	Lowest (2nd Qtr. ’04)	-0.29%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/04)

	1 Year	5 Years	Fund Inception (8/31/99)
Institutional Class Return Before Taxes	0.85%	3.41%	3.41%
Institutional Class Return After Taxes on Distributions(1)	0.83%	3.37%	3.37%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	1.45%	3.36%	3.37%
Administrative Class Return Before Taxes	0.63%	3.16%	3.16%
Lehman Brothers 1-Year Municipal Bond Index(2)	1.06%	3.53%	3.49%
Lipper Short Municipal Debt Fund Average(3)	1.02%	3.45%	3.34%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for the Administrative Class shares will vary.
(2)	The Lehman Brothers 1-Year Municipal Bond Index is an unmanaged index comprised of National Municipal Bond issues having a maturity of at least 1 year and less than 2 years. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper Short Municipal Debt Fund Average is a total performance average of Funds tracked by Lipper, Inc. that invest in municipal debt issues with dollar-weighted maturities of less than three years. It does not take into account sales charges or taxes.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

Shareholder fees (fees paid directly from your investment)

Redemption Fee(1)	2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

Share Classes	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(2)(3)	Total Annual Fund Operating Expenses
Institutional	0.20%	None	0.15%	0.35%
Administrative	0.20	0.25%	0.15	0.60

(1)   Shares that are held less than 7 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

(2)   “Other Expenses” reflect an administrative fee of 0.15%.

(3)   Effective October 1, 2004, the Fund’s administrative fee was reduced by 0.04%, to 0.15% per annum.

Examples.  The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Classes	Year 1	Year 3	Year 5	Year 10
Institutional	$36	$112	$196	$443
Administrative	61	192	335	750

Prospectus	58

PIMCO Short-Term Fund	Ticker Symbols: PTSHX (Inst. Class) PSFAX (Admin. Class)

Principal Investments and Strategies	Investment Objective Seeks maximum current income, consistent with preservation of capital and daily liquidity	Fund Focus Money market instruments and short maturity fixed income securities Average Portfolio Duration 0-1 year	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average portfolio duration of this Fund will vary based on PIMCO’s forecast for interest rates and will normally not exceed one year. For point of reference, the dollar-weighted average portfolio maturity of this Fund is normally not expected to exceed three years.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 10% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk	• Issuer Risk • Derivatives Risk • Mortgage Risk • Foreign Investment Risk	• Currency Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund’s Institutional Class shares. For periods prior to the inception date of Administrative Class shares (2/1/96), performance information shown in the table for that class is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual 12b-1/service fees and other expenses paid by Administrative Class shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

59	PIMCO Funds

PIMCO Short-Term Fund (continued)

Calendar Year Total Returns — Institutional Class
	More Recent Return Information

	1/1/05–6/30/05	1.16%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (4th Qtr. ’95)	2.60%

	Lowest (2nd Qtr. ’04)	0.04%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/04)

	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	1.79%	4.01%	5.36%
Institutional Class Return After Taxes on Distributions(1)	1.17%	2.54%	3.34%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	1.20%	2.52%	3.32%
Administrative Class Return Before Taxes	1.53%	3.76%	5.10%
Citigroup 3-Month Treasury Bill Index(2)	1.24%	2.79%	4.00%
Lipper Ultra-Short Obligation Fund Average(3)	1.24%	3.55%	4.67%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for the Administrative Class shares will vary.
(2)	The Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper Ultra-Short Obligation Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 65% of their assets in investment-grade debt issues or better, and maintain a portfolio dollar-weighted average maturity between 91 and 365 days. It does not take into account sales charges or taxes.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Redemption Fee(1)	2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(2)	Total Annual Fund Operating Expenses
Institutional	0.25%	None	0.20%	0.45%
Administrative	0.25	0.25%	0.20	0.70

(1)   Shares that are held less than 7 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

(2)   “Other Expenses” reflect an administrative fee of 0.20%.

Examples.  The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Institutional	$46	$144	$252	$566
Administrative	72	224	390	871

Prospectus	60

PIMCO StocksPLUS Fund	Ticker Symbols: PSTKX (Inst. Class) PPLAX (Admin. Class)

Principal Investments and Strategies	Investment Objective Seeks total return which exceeds that of the S&P 500	Fund Focus S&P 500 stock index derivatives backed by a portfolio of short-term fixed income securities Average Portfolio Duration 0-1 year	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared and distributed quarterly

The Fund seeks to exceed the total return of the S&P 500 by investing under normal circumstances substantially all of its assets in S&P 500 derivatives, backed by a portfolio of Fixed Income Instruments. The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund uses S&P 500 derivatives in addition to or in place of S&P 500 stocks to attempt to equal or exceed the performance of the S&P 500. The value of S&P 500 derivatives closely track changes in the value of the index. However, S&P 500 derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. PIMCO actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund’s total return, subject to an overall portfolio duration which is normally not expected to exceed one year.

The S&P 500 is composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks. The Fund is neither sponsored by nor affiliated with S&P. The Fund seeks to remain invested in S&P 500 derivatives or S&P 500 stocks even when the S&P 500 is declining.

Though the Fund does not normally invest directly in S&P 500 securities, when S&P 500 derivatives appear to be overvalued relative to the S&P 500, the Fund may invest all of its assets in a “basket” of S&P 500 stocks. Individual stocks are selected based on an analysis of the historical correlation between the return of every S&P 500 stock and the return on the S&P 500 itself. PIMCO may employ fundamental analysis of factors such as earnings and earnings growth, price to earnings ratio, dividend growth, and cash flows to choose among stocks that satisfy the correlation tests. The Fund also may invest in exchange traded funds based on the S&P 500, such as Standard & Poor’s Depositary Receipts.

Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

Principal Risks

Under certain conditions, generally in a market where the value of both S&P 500 derivatives and fixed income securities are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of S&P 500 stocks. Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Equity Risk • Mortgage Risk	• Foreign Investment Risk • Currency Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risk of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund’s Institutional Class shares. For periods prior to the inception date of Administrative Class shares (1/7/97), performance information shown in the table for that class is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual 12b-1/service fees and other expenses paid by Administrative Class shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

61	PIMCO Funds

PIMCO StocksPLUS Fund (continued)

Calendar Year Total Returns — Institutional Class

More Recent Return Information

1/1/05–6/30/05	-1.48%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest (4th Qtr. ’98)	21.45%

Lowest (3rd Qtr. ’02)	-16.70%

Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/04)

	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	10.46%	-1.39%	12.69%
Institutional Class Return After Taxes on Distributions(1)	7.61%	-3.11%	8.26%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	6.69%	-2.15%	8.42%
Administrative Class Return Before Taxes	10.27%	-1.74%	12.30%
S&P 500 Index(2)	10.88%	-2.30%	12.07%
Lipper Large-Cap Core Fund Average(3)	7.80%	-3.35%	10.07%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for the Administrative Class shares will vary.
(2)	The Standard & Poor’s 500 Composite Stock Price Index is an unmanaged market index generally considered representative of the stock market as a whole. It is not possible to invest directly in the index. The Index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper Large-Cap Core Fund Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. It does not take into account sales charges or taxes.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Redemption Fee(1)	2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(2)	Total Annual Fund Operating Expenses
Institutional	0.40%	None	0.25%	0.65%
Administrative	0.40	0.25%	0.25	0.90
(1) Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances. (2) “Other Expenses” reflect an administrative fee of 0.25%.

Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Institutional	$66	$208	$362	$ 810
Administrative	92	287	499	1,109

Prospectus	62

PIMCO Total Return Mortgage Fund	Ticker Symbols: PTRIX (Inst. Class) PMTAX (Admin. Class)

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management	Fund Focus Short and intermediate maturity mortgage-related fixed income securities Average Portfolio Duration 1-7 years	Credit Quality Baa to Aaa; maximum 10% below Aaa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of mortgage-related Fixed Income Instruments of varying maturities (such as mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities and mortgage dollar rolls). The average portfolio duration of this Fund normally varies within a one- to seven-year time frame based on PIMCO’s forecast for interest rates. The Fund invests primarily in securities that are in the highest rating category, but may invest up to 10% of its total assets in investment grade securities rated below Aaa by Moody’s or AAA by S&P, subject to a minimum rating of Baa by Moody’s or BBB by S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may not invest in securities denominated in foreign currencies, but may invest without limit in U.S. dollar-denominated securities of foreign issuers.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage Risk	• Foreign Investment Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund’s Institutional Class shares. For periods prior to the inception date of Administrative Class shares (12/13/01), performance information shown in the table for that class is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual 12b-1/service fees and other expenses paid by Administrative Class shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

63	PIMCO Funds

PIMCO Total Return Mortgage Fund (continued)

Calendar Year Total Returns — Institutional Class
	More Recent Return Information

	1/1/05–6/30/05	2.23%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (3rd Qtr. ’01)	4.66%

	Lowest (2nd Qtr. ’04)	-0.94%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/04)

	1 Year	5 Years	Fund Inception (7/31/97)
Institutional Class Return Before Taxes	4.92%	8.12%	7.44%
Institutional Class Return After Taxes on Distributions(1)	3.09%	5.62%	4.91%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	3.19%	5.41%	4.79%
Administrative Class Return Before Taxes	4.68%	7.85%	7.17%
Lehman Brothers Mortgage Index(2)	4.70%	7.14%	6.46%
Lipper U.S. Mortgage Fund Average(3)	3.68%	6.33%	5.56%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for the Administrative Class shares will vary.
(2)	The Lehman Brothers Mortgage Index is an unmanaged index market representing fixed rate mortgages issued by GNMA, FNMA and FHLMC. It is not possible to invest directly in such an unmanaged index. The index does not reflect deductions for fees, expenses, or taxes.
(3)	The Lipper U.S. Mortgage Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 65% of their assets in mortgages/securities issued or guaranteed as to principal and interest by the U.S. government and certain federal agencies. It does not take into account sales charges or taxes.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Redemption Fee(1)	2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(2)	Total Annual Fund Operating Expenses
Institutional	0.25%	None	0.25%	0.50%
Administrative	0.25	0.25%	0.25	0.75

(1)   Shares that are held less than 7 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

(2)   “Other Expenses” reflect an administrative fee of 0.25% and interest expense. Total Annual Fund Operating Expenses excluding interest expense are 0.50% for the Institutional Class and 0.75% for the Administrative Class. Interest expense is generally incurred as a result of investment management activities.

Examples.  The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Institutional	$51	$160	$280	$628
Administrative	77	240	417	930

Prospectus	64

Summary of Principal Risks

The value of your investment in a Fund changes with the values of that Fund’s investments. Many factors can affect those values. The factors that are most likely to have a material effect on a particular Fund’s portfolio as a whole are called “principal risks.” The principal risks of each Fund are identified in the Fund Summaries and are described in this section. Each Fund may be subject to additional risks other than those described below because the types of investments made by a Fund can change over time. Securities and investment techniques mentioned in this summary that appear in bold type are described in greater detail under “Characteristics and Risks of Securities and Investment Techniques.” That section and “Investment Objectives and Policies” in the Statement of Additional Information also include more information about the Funds, their investments and the related risks. There is no guarantee that a Fund will be able to achieve its investment objective. It is possible to lose money by investing in a Fund.

Interest Rate Risk

As nominal interest rates rise, the value of fixed income securities held by a Fund is likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Inflation-indexed securities, including Treasury Inflation-Protected Securities (“TIPS”), decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.

Credit Risk

A Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. Municipal bonds are subject to the risk that litigation, legislation or other political events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. To the extent that the Money Market Fund invests 25% or more of its assets in obligations issued by U.S. banks, the Fund will be subject to bank concentration risks, such as adverse changes in economic and regulatory developments affecting the banking industry that could affect the ability of the banks to meet their obligations.

High Yield Risk

Funds that invest in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) may be subject to greater levels of interest rate, credit and liquidity risk than Funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce a Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, a Fund may lose its entire investment.

Market Risk

The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Equity securities generally have greater price volatility than fixed income securities.

Issuer Risk

The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

65	PIMCO Funds

Variable Dividend Risk

Because a significant portion of securities held by the Fund may have variable or floating interest rates, the amounts of the Fund’s monthly distributions to shareholders are expected to vary with fluctuations in market interest rates. Generally, when market interest rates fall, the amount of the distributions to shareholders will likewise decrease.

Liquidity Risk

Liquidity risk exists when particular investments are difficult to purchase or sell. A Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Funds with principal investment strategies that involve foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Derivatives Risk

Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The various derivative instruments that the Funds may use are referenced under “Characteristics and Risks of Securities and Investment Techniques—Derivatives” in this prospectus and described in more detail under “Investment Objectives and Policies” in the Statement of Additional Information. The Funds typically use derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Funds may also use derivatives for leverage, in which case their use would involve leveraging risk. A Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, interest rate risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. A Fund investing in a derivative instrument could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Equity Risk

The values of equity securities may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

Mortgage Risk

A Fund that purchases mortgage-related securities is subject to certain additional risks. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. This is known as contraction risk.

Foreign (Non-U.S.) Investment Risk

A Fund that invests in foreign securities may experience more rapid and extreme changes in value than a Fund that invests exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect a Fund’s investments in a foreign country. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in foreign securities. Adverse

Prospectus	66

conditions in a certain region can adversely affect securities of other countries whose economies appear to be unrelated. To the extent that a Fund invests a significant portion of its assets in a concentrated geographic area like Eastern Europe or Asia, the Fund will generally have more exposure to regional economic risks associated with foreign investments.

European Concentration Risk

When a Fund holds or obtains exposure to European securities or indices of securities, it may be affected significantly by economic, regulatory or political developments affecting European issuers. All countries in Europe may be significantly affected by fiscal and monetary controls implemented by the European Economic and Monetary Union. Eastern European markets are relatively undeveloped and may be particularly sensitive to economic and political events affecting those countries.

Emerging Markets Risk

Foreign investment risk may be particularly high to the extent that a Fund invests in emerging market securities of issuers based in countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

Currency Risk

Funds that invest directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad. As a result, a Fund’s investments in foreign currency-denominated securities may reduce the returns of the Fund.

Issuer Non-Diversification Risk

Focusing investments in a small number of issuers, industries or foreign currencies increases risk. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than Funds that are “diversified.” Funds that invest in a relatively small number of issuers are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Some of those issuers also may present substantial credit or other risks. Similarly, a Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects or from issuers in the same state.

Leveraging Risk

Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolios securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, PIMCO will segregate or “earmark” liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund’s portfolio securities.

Smaller Company Risk

The general risks associated with fixed income securities are particularly pronounced for securities issued by companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. As a result, they may be subject to greater levels of credit, market and issuer risk. Securities of smaller companies may trade less frequently and in lesser volumes than more widely held securities and their values may fluctuate more sharply than other securities. Companies with medium-sized market capitalizations may have risks similar to those of smaller companies.

67	PIMCO Funds

Management Risk

Each Fund is subject to management risk because it is an actively managed investment portfolio. PIMCO and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.

California State-Specific Risk

A Fund that concentrates its investments in California municipal bonds may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal. Provisions of the California Constitution and State statutes which limit the taxing and spending authority of California governmental entities may impair the ability of California issuers to pay principal and/or interest on their obligations. While California’s economy is broad, its does have major concentrations in high technology, aerospace and defense-related manufacturing, trade, entertainment, real estate and financial services, and may be sensitive to economic problems affecting those industries. Future California political and economic developments, constitutional amendments, legislative measures, executive orders, administrative regulations, litigation and voter initiatives could have an adverse effect on the debt obligations of California issuers.

New York State-Specific Risk

A Fund that concentrates its investments in New York municipal bonds may be affected significantly by economic, regulatory or political developments affecting the ability of New York issuers to pay interest or repay principal. Certain issuers of New York municipal bonds have experienced serious financial difficulties in the past and a reoccurrence of these difficulties may impair the ability of certain New York issuers to pay principal or interest on their obligations. The financial health of New York City affects that of the State, and when New York City experiences financial difficulty it may have an adverse affect on New York municipal bonds held by the Fund. The growth rate of New York has at times been somewhat slower than the nation overall. The economic and financial condition of New York also may be affected by various financial, social, economic and political factors.

Management of the Funds

Investment Adviser and Administrator

PIMCO serves as the investment adviser and the administrator (serving in its capacity as administrator, the “Administrator”) for the Funds. Subject to the supervision of the Board of Trustees, PIMCO is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters.

PIMCO is located at 840 Newport Center Drive, Newport Beach, California 92660. Organized in 1971, PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. As of June 30, 2005, PIMCO had approximately $493 billion in assets under management.

From time to time, PIMCO or its affiliates may pay investment consultants or their parent or affiliated companies for certain services including technology, operations, tax, or audit consulting services, and may pay such firms for PIMCO’s attendance at investment forums sponsored by such firms or for various studies, surveys, or access to databases. PIMCO and its affiliates may also provide investment advisory services to investment consultants and their affiliates. These consultants or their affiliates may, in the ordinary course of their investment consultant business, recommend that their clients utilize PIMCO’s investment advisory services or invest in the Funds or in other products sponsored by PIMCO and its affiliates.

Prospectus	68

Advisory Fees

Each Fund pays PIMCO fees in return for providing investment advisory services. For the fiscal year ended March 31, 2005, the Funds paid monthly advisory fees to PIMCO at the following annual rates (stated as a percentage of the average daily net assets of each Fund taken separately):

Fund	Advisory Fees

Money Market Fund*	0.14%
Short Duration Municipal Income Fund	0.20%
California Intermediate Municipal Bond, California Municipal Bond, Foreign Bond (U.S. Dollar-Hedged), Global Bond (Unhedged), Global Bond (U.S. Dollar-Hedged), GNMA, High Yield, Investment Grade Corporate Bond, Long-Term U.S. Government, Low Duration, Low Duration II, Low Duration III, Moderate Duration, Municipal Bond, New York Municipal Bond, Real Return, Real Return II, Short-Term and Total Return Mortgage Funds	0.25%
Convertible and StocksPLUS Funds	0.40%
Diversified Income and Emerging Markets Bond Funds	0.45%
European Convertible Fund	0.50%
Floating Income Fund	0.30%
Foreign Bond Fund (Unhedged)	0.25%

*    Effective October 1, 2004, the investment advisory fee for the Money Market Fund was reduced to an annual rate of 0.12%.

The Developing Local Markets Fund was not operational during the fiscal year ended March 31, 2005. The investment advisory fees for the Developing Local Markets Fund is at an annual rate of 0.45%, based upon the average daily net assets of the Funds.

Administrative Fees

Each Fund pays for the administrative services it requires under what is essentially an all-in fee structure. Institutional and Administrative Class shareholders of each Fund pay an administrative fee to PIMCO, computed as a percentage of the Fund’s assets attributable in the aggregate to that class of shares. PIMCO, in turn, provides or procures administrative services for Institutional and Administrative Class shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Funds do bear other expenses which are not covered under the administrative fee which may vary and affect the total level of expenses paid by the Institutional and Administrative Class shareholders, such as brokerage fees, commissions and other transaction expenses, costs of borrowing money, including interest expenses, extraordinary expenses (such as litigation and indemnification expenses) and fees and expenses of the Trust’s Independent Trustees and their counsel (if any). PIMCO generally earns a profit on the administrative fee paid by the Funds. Also, under the terms of the administration agreement, PIMCO, and not Fund shareholders, would benefit from any price decreases in third-party services, including decreases resulting from an increase in net assets.

For the fiscal year ended March 31, 2005, the Funds paid PIMCO monthly administrative fees at the following annual rates (stated as a percentage of the average daily net assets attributable in the aggregate to the Fund’s Institutional and Administrative Class shares):

Fund	Administrative Fees

Low Duration Fund	0.17%
Short Duration Municipal Income Fund*	0.15%
Moderate Duration, Money Market, Real Return, Real Return II and Short-Term Funds	0.20%
California Intermediate Municipal Bond, California Municipal Bond and New York Municipal Bond Funds	0.22%
Municipal Bond Fund	0.24%
Convertible, European Convertible, Foreign Bond (U.S. Dollar-Hedged), GNMA, High Yield, Investment Grade Corporate Bond, Long-Term U.S. Government, Low Duration II, Low Duration III, StocksPLUS and Total Return Mortgage Funds	0.25%
Diversified Income, Global Bond (Unhedged) and Global Bond (U.S. Dollar-Hedged) Funds	0.30%
Emerging Markets Bond Fund	0.40%
Floating Income Fund	0.25%
Foreign Bond Fund (Unhedged)	0.25%

*    Effective October 1, 2004, the administrative fee for the Short Duration Municipal Income Fund was reduced to an annual rate of 0.15%.

The Developing Local Markets Fund was not operational during the fiscal year ended March 31, 2005. The administrative fee for the Developing Local Markets Fund is at an annual rate of 0.50%, based upon the average daily net assets of the Fund.

69	PIMCO Funds

Individual Portfolio Managers

The following individuals have primary responsibility for managing each of the noted Funds.

Fund	Portfolio Manager	Since	Recent Professional Experience

California Intermediate Municipal Bond	Mark V. McCray	4/00	Executive Vice President, PIMCO. He joined PIMCO as a Portfolio Manager in 2000. Prior to joining PIMCO, he was a bond trader from 1992-1999 at Goldman Sachs & Co. where he was appointed Vice President in 1996 and named co-head of municipal bond trading in 1997 with responsibility for the firm’s proprietary account and supervised municipal bond traders.
California Municipal Bond		5/00*
Municipal Bond		4/00
New York Municipal Bond		4/00
Short Duration Municipal Income		4/00

Convertible	Mark T. Hudoff	8/03	Executive Vice President, PIMCO. He joined PIMCO as a Senior Credit Analyst in 1996, and has managed fixed income accounts for various institutional clients since that time.

Diversified Income Emerging Markets Bond Floating Income	Mohamed A. El-Erian	7/03* 8/99 7/04*	Managing Director, PIMCO. He joined PIMCO as a Portfolio Manager in 1999. Prior to joining PIMCO, he was a Managing Director from 1998-1999 for Salomon Smith Barney/Citibank, where he was head of emerging markets research.

Developing Local Markets	Michael Gomez	5/05*	Senior Vice President, PIMCO. He has been a member of the emerging markets team since joining the Firm in 2003. Prior to joining the firm in 2003, Mr. Gomez was associated with Goldman Sachs where he was responsible for proprietary trading of bonds issued by Latin American countries. Mr. Gomez joined Goldman Sachs in July 1999.

European Convertible	Yuri P. Garbuzov	5/02	Senior Vice President, PIMCO. He joined PIMCO as a Portfolio Manager in 1997, and has managed fixed income accounts for various institutional clients since that time.

Foreign Bond (Unhedged) Foreign Bond (U.S. Dollar-Hedged) Global Bond (Unhedged) Global Bond (U.S. Dollar-Hedged)	Sudi Mariappa	04/04* 11/00 11/00 11/00	Managing Director, PIMCO. He joined PIMCO as a Portfolio Manager in 2000. Prior to joining PIMCO, Mr. Mariappa was a Managing Director with Merrill Lynch from 1999-2000. Prior to that, he was associated with Sumitomo Finance International as an Executive Director in 1998, and with Long-term Capital Management as a strategist from 1995-1998.

GNMA Total Return Mortgage	W. Scott Simon	10/01 4/00	Managing Director, PIMCO. He joined PIMCO as a Portfolio Manager in 2000. Prior to joining PIMCO, he was a Senior Managing Director and co-head of mortgage-backed security pass-through trading at Bear Stearns & Co.

High Yield	Raymond G. Kennedy	4/02	Managing Director, PIMCO. He is a Portfolio Manager and a senior member of PIMCO’s investment strategy group. He joined PIMCO as a Credit Analyst in 1996.

Investment Grade Corporate Bond	Mark Kiesel	11/02	Executive Vice President, PIMCO. He is a Portfolio Manager and a senior member of PIMCO's investment strategy group. He has served as a Portfolio Manager, head of equity derivatives and as a senior Credit Analyst since joining PIMCO in 1996.

Long-Term U.S. Government	James M. Keller	4/00	Managing Director, PIMCO. He joined PIMCO as a Credit Analyst in 1996, and has managed fixed income accounts for various institutional clients since that time.

Low Duration Low Duration II Low Duration III Moderate Duration StocksPLUS	William H. Gross	5/87* 10/91* 12/96* 1/98 1/98	Managing Director, Chief Investment Officer and a founding partner of PIMCO.

Money Market Short-Term	Paul A. McCulley	11/99 8/99	Managing Director, PIMCO. He has managed fixed income assets since joining PIMCO in 1999. Prior to joining PIMCO, Mr. McCulley was associated with Warburg Dillon Read as a Managing Director from 1992-1999 and Head of Economic and Strategy Research for the Americas from 1995-1999, where he managed macro research world-wide.

Real Return Real Return II	John B. Brynjolfsson	1/97* 2/02*	Managing Director, PIMCO. He joined PIMCO as a Portfolio Manager in 1989, and has managed fixed income accounts for various institutional clients and funds since 1992.

*    Since inception of the Fund.

Michael Gomez is responsible for the day-to-day management of the Developing Local Markets Fund’s assets. Mohamed El-Erian heads PIMCO’s Emerging Markets portfolio management team, which is responsible for the development of major investment themes and which sets targets for various portfolio characteristics in emerging market accounts managed by PIMCO, including the Developing Local Markets Fund.

Prospectus	70

Please see the Statement of Additional Information for additional information about other accounts managed by the portfolio managers, the portfolio managers’ compensation and the portfolio managers’ ownership of shares of the Funds.

Distributor

The Trust’s Distributor is Allianz Global Investors Distributors LLC (“AGID” or “Distributor”), an indirect subsidiary of Allianz Global Investors of America L.P.(“AGI”). The Distributor, located at 2187 Atlantic Street, Stamford, CT 06902, is a broker-dealer registered with the Securities and Exchange Commission (“SEC”).

Regulatory and Litigation Matters

On June 1, 2004, the Attorney General of the State of New Jersey announced that it had dismissed PIMCO from a complaint filed by the New Jersey Attorney General on February 17, 2004, and that it had entered into a settlement agreement (the “New Jersey Settlement”) with PIMCO’s parent company, AGI (formerly known as Allianz Dresdner Asset Management of America L.P.), PEA Capital LLC (an entity affiliated with PIMCO through common ownership) (“PEA”) and AGID, in connection with the same matter. In the New Jersey Settlement, AGI, PEA and AGID neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the New Jersey Settlement alleged, among other things, that AGI, PEA and AGID had failed to disclose that they improperly allowed certain hedge funds to engage in “market timing” in certain funds. The complaint sought injunctive relief, civil monetary penalties, restitution and disgorgement of profits.

Since February 2004, PIMCO, AGI, PEA, AGID, and certain of their affiliates, including the Trust, Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series), and the Trustees of the Trust, have been named as defendants in 14 lawsuits filed in U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. Ten of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in the U.S. District Court for the District of Maryland; four of those lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the Trust and the Allianz Funds during specified periods, or as derivative actions on behalf of the Trust and Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain of the Allianz Funds and Funds of the Trust and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, the Trustees, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the Trust or on behalf of the Trust itself against other defendants. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote the Allianz Funds and Funds of the Trust, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

The Trust has learned that, on April 11, 2005, the Attorney General of the State of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia (the “West Virginia Complaint”) against Allianz Global Investors Fund Management LLC (formerly PA Fund Management LLC) (“AGIF”), PEA and AGID alleging, among other things, that they improperly allowed broker-dealers, hedge funds and investment advisers to engage in frequent trading of various open-end funds advised or distributed by Allianz Global Investors Fund Management LLC and certain of its affiliates in violation of the funds’ stated restrictions on

71	PIMCO Funds

“market timing.” On May 31, 2005, AGIF, PEA and AGID, along with the other mutual fund defendants in the action, removed the action to the U.S. District Court for the District of West Virginia. The West Virginia Complaint also names numerous other defendants unaffiliated with Allianz Global Investors Fund Management in separate claims alleging improper market timing and/or late trading of open-end investment companies advised or distributed by such other defendants. The West Virginia Complaint seeks injunctive relief, civil monetary penalties, investigative costs and attorney’s fees.

Under Section 9(a) of the Investment Company Act of 1940, as amended (“1940 Act”), if the New Jersey Settlement or any of the lawsuits described above were to result in a court injunction against AGI, PEA, AGID and/or their affiliates, PIMCO could, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser, and AGID could be barred from serving as principal underwriter, to any registered investment company, including the Funds. In connection with an inquiry from the SEC concerning the status of the New Jersey Settlement under Section 9(a), PEA, AGID, AGI and certain of their affiliates (including PIMCO) (together, the “Applicants”) have sought exemptive relief from the SEC under Section 9(c) of the 1940 Act. The SEC has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey Settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the SEC takes final action on their application for a permanent order. There is no assurance that the SEC will issue a permanent order.

If the West Virginia Complaint were to result in a court injunction against AGIF, PEA or AGID, the Applicants would, in turn, seek exemptive relief under Section 9(c) with respect to that matter, although there is no assurance that such exemptive relief would be granted.

It is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Funds. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Funds or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Funds.

The foregoing speaks only as of the date of this prospectus. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated only if those developments are material.

Classes of Shares—

Institutional Class and Administrative Class Shares

The Trust offers investors Institutional Class and Administrative Class shares of the Funds in this prospectus.

With the exception of the fees charged in connection with sales (redemptions) of Institutional Class or Administrative Class shares of the Funds within a certain number of days after acquisition, the Trust does not charge any sales charges (loads) or other fees in connection with purchases, redemptions or exchanges of Institutional Class or Administrative Class shares of the Funds offered in this prospectus. Administrative Class shares are subject to a higher level of operating expenses than Institutional Class shares due to the additional service and/or distribution fees paid by Administrative Class shares as described below. Therefore, Institutional Class shares will generally pay higher dividends and have a more favorable investment return than Administrative Class shares.

•   Service and Distribution (12b-1) Fees—Administrative Class Shares.  The Trust has adopted both an Administrative Services Plan and a Distribution Plan for the Administrative Class shares of each Fund. The Distribution Plan has been adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (“1940 Act”).

Prospectus	72

Each Plan allows the Funds to use their Administrative Class assets to reimburse financial intermediaries that provide services relating to Administrative Class shares. The Distribution Plan permits reimbursement for expenses in connection with the distribution and marketing of Administrative Class shares and/or the provision of shareholder services to Administrative Class shareholders. The Administrative Services Plan permits reimbursement for services in connection with the administration of plans or programs that use Administrative Class shares of the Funds as their funding medium and for related expenses.

In combination, the Plans permit a Fund to make total reimbursements at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to its Administrative Class shares. The same entity may not receive both distribution and administrative services fees with respect to the same Administrative Class assets, but may receive fees under each Plan with respect to separate assets. Because these fees are paid out of a Fund’s Administrative Class assets on an ongoing basis, over time they will increase the cost of an investment in Administrative Class shares, and Distribution Plan fees may cost an investor more than other types of sales charges.

•   Arrangements with Service Agents.  Institutional Class and Administrative Class shares of the Funds may be offered through certain brokers and financial intermediaries (“service agents”) that have established a shareholder servicing relationship with the Trust on behalf of their customers. The Trust pays no compensation to such entities other than service and/or distribution fees paid with respect to Administrative Class shares. Service agents may impose additional or different conditions than the Trust on purchases, redemptions or exchanges of Fund shares by their customers. Service agents may also independently establish and charge their customers transaction fees, account fees and other amounts in connection with purchases, sales and redemptions of Fund shares in addition to any fees charged by the Trust. These additional fees may vary over time and would increase the cost of the customer’s investment and lower investment returns. Each service agent is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions regarding purchases, redemptions and exchanges. Shareholders who are customers of service agents should consult their service agents for information regarding these fees and conditions. Among the service agents with whom the Trust may enter into a shareholder servicing relationship are firms whose business involves or includes investment consulting, or whose parent or affiliated companies are in the investment consulting business, that may recommend that their clients utilize PIMCO’s investment advisory services or invest in the Fund or in other products sponsored by PIMCO and its affiliates.

Purchases, Redemptions and Exchanges

Purchasing Shares

Investors may purchase Institutional Class and Administrative Class shares of the Funds at the relevant net asset value (“NAV”) of that class without a sales charge.

Institutional Class shares are offered primarily for direct investment by investors such as pension and profit sharing plans, employee benefit trusts, endowments, foundations, corporations and high net worth individuals. Institutional Class shares may also be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to their customers’ investments in the Funds.

Administrative Class shares are offered primarily through employee benefit plan alliances, broker-dealers and other intermediaries, and each Fund pays service and/or distribution fees to these entities for services they provide to Administrative Class shareholders.

Pension and profit-sharing plans, employee benefit trusts and employee benefit plan alliances and “wrap account” programs established with broker-dealers or financial intermediaries may purchase shares of either class only if the plan or program for which the shares are being acquired will maintain an omnibus or pooled account

73	PIMCO Funds

for each Fund and will not require a Fund to pay any type of administrative payment per participant account to any third party. Shares may be offered to clients of PIMCO and its affiliates, and to the benefit plans of PIMCO and its affiliates.

•   Investment Minimums.  The minimum initial investment for shares of either class is $5 million, except that the minimum initial investment may be modified for certain financial intermediaries that aggregate trades on behalf of underlying investors. In addition, the minimum initial investment may be modified for certain employees of PIMCO and its affiliates.

The Trust or the Distributor may waive the minimum initial investment for other categories of investors at their discretion. PIMCO-sponsored funds of funds are exempt from the minimum investment requirement.

•   Timing of Purchase Orders and Share Price Calculations.  A purchase order received by the Trust or its designee prior to the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time), on a day the Trust is open for business, together with payment made in one of the ways described below, will be effected at that day’s NAV. An order received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day. However, orders received by certain retirement plans and other financial intermediaries on a business day prior to the close of regular trading on the NYSE and communicated to the Trust or its designee prior to 9:00 a.m., Eastern time, on the following business day will be effected at the NAV determined on the prior business day. The Trust is “open for business” on each day the NYSE is open for trading, which excludes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Purchase orders will be accepted only on days on which the Trust is open for business.

•   Initial Investment.  Investors may open an account by completing and signing a Client Registration Application and mailing it to PIMCO Funds, c/o BFDS Midwest, 330 W. 9th St, Kansas City, MO 64105. A Client Registration Application may be obtained by calling 1-800-927-4648.

Except as described below, an investor may purchase Institutional Class and Administrative Class shares only by wiring federal funds to the Trust’s transfer agent, Boston Financial Data Services – Midwest (“Transfer Agent”), 330 West 9th Street, Kansas City, Missouri 64105. Before wiring federal funds, the investor must telephone the Trust at 1-800-927-4648 to receive instructions for wire transfer and must provide the following information: name of authorized person, shareholder name, shareholder account number, name of Fund and share class, and amount being wired.

An investor may purchase shares without first wiring federal funds if the proceeds of the investment are derived from an advisory account the investor maintains with PIMCO or one of its affiliates, or from an investment by broker-dealers, institutional clients or other financial intermediaries which have established a shareholder servicing relationship with the Trust on behalf of their customers.

•   Additional Investments.  An investor may purchase additional Institutional Class and Administrative Class shares of the Funds at any time by calling the Trust and wiring federal funds to the Transfer Agent as outlined above.

•    Verification of Identity.  To help the federal government combat the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, a Fund must obtain the following information for each person that opens a new account:

1.  Name;

2.  Date of birth (for individuals);

3.  Residential or business street address; and

4.  Social security number, taxpayer identification number, or other identifying number.

Prospectus	74

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

Individuals may also be asked for a copy of their driver’s license, passport or other identifying document in order to verify their identity. In addition, it may be necessary to verify an individual’s identity by cross-referencing the identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

After an account is opened, a Fund may restrict your ability to purchase additional shares until your identity is verified. A Fund also may close your account and redeem your shares or take other appropriate action if it is unable to verify your identity within a reasonable time.

•   Other Purchase Information.  Purchases of a Fund’s Institutional Class and Administrative Class shares will be made in full and fractional shares. In the interest of economy and convenience, certificates for shares will not be issued.

The Trust and the Distributor each reserves the right, in its sole discretion, to suspend the offering of shares of the Funds or to reject any purchase order, in whole or in part, when, in the judgment of management, such suspension or rejection is in the best interests of the Trust.

Institutional Class and Administrative Class shares of the Trust are not qualified or registered for sale in all states. Investors should inquire as to whether shares of a particular Fund are available for offer and sale in the investor’s state of residence. Shares of the Trust may not be offered or sold in any state unless registered or qualified in that jurisdiction or unless an exemption from registration or qualification is available.

Subject to the approval of the Trust, an investor may purchase shares of a Fund with liquid securities that are eligible for purchase by the Fund (consistent with the Fund’s investment policies and restrictions) and that have a value that is readily ascertainable in accordance with the Trust’s valuation policies. These transactions will be effected only if PIMCO intends to retain the security in the Fund as an investment. Assets purchased by a Fund in such a transaction will be valued in generally the same manner as they would be valued for purposes of pricing the Fund’s shares, if such assets were included in the Fund’s assets at the time of purchase. The Trust reserves the right to amend or terminate this practice at any time.

•   Abusive Trading Practices.  The Trust encourages shareholders to invest in the Funds as part of a long-term investment strategy and discourages excessive, short-term trading and other abusive trading practices. To that end, the Trust’s Board of Trustees has adopted policies and procedures reasonably designed to detect and prevent short-term trading activity that may be harmful to a Fund and its shareholders. Such activities, sometimes referred to as “market timing,” may have a detrimental effect on the Fund(s) and its/their shareholders. For example, depending upon various factors such as the size of a Fund and the amount of its assets maintained in cash, short-term or excessive trading by Fund shareholders may interfere with the efficient management of the Fund’s portfolio, increase transaction costs and taxes, and may harm the performance of the Fund and its shareholders.

The Trust seeks to deter and prevent abusive trading practices, and to reduce these risks, through several methods. First, the Trust imposes redemption fees on most Fund shares redeemed or exchanged within a given period after their purchase. See “Redemption Fees” below for further information. In certain situations, the Funds have elected not to impose redemption fee. See “Waiver of Redemption Fees” below for a discussion on the specific situations in which the Funds will not impose redemption fees.

Second, to the extent that there is a delay between a change in the value of a mutual fund’s portfolio holdings, and the time when that change is reflected in the net asset value of the fund’s shares, the fund is exposed to the risk that investors may seek to exploit this delay by purchasing or redeeming shares at net asset

75	PIMCO Funds

values that do not reflect appropriate fair value prices. The Trust seeks to deter and prevent this activity, sometimes referred to as “stale price arbitrage,” by the appropriate use of “fair value” pricing of the Funds’ portfolio securities. See “How Fund Shares Are Priced” below for more information.

Third, the Trust seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Trust and PIMCO each reserve the right to restrict or refuse any purchase or exchange transaction if, in the judgment of the Trust or of PIMCO, the transaction may adversely affect the interests of a Fund or its shareholders. Among other things, the Trust may monitor for any patterns of frequent purchases and sales that appear to be made in response to short-term fluctuations in share price, and may also monitor for any attempts to improperly avoid the imposition of Redemption Fees. Notice of any restrictions or rejections of transactions may vary according to the particular circumstances.

Although the Trust and its service providers seek to use these methods to detect and prevent abusive trading activities, and although the Trust will consistently apply such methods, there can be no assurances that such activities can be mitigated or eliminated. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for presentation to the Fund on a net basis, conceal the identity of the individual investors from the Fund. This makes it more difficult for the Funds to identify short-term transactions in the Funds.

•   Retirement Plans.  Shares of the Funds are available for purchase by retirement and savings plans, including Keogh plans, 401(k) plans, 403(b) custodial accounts, and Individual Retirement Accounts. The administrator of a plan or employee benefits office can provide participants or employees with detailed information on how to participate in the plan and how to elect a Fund as an investment option. Participants in a retirement or savings plan may be permitted to elect different investment options, alter the amounts contributed to the plan, or change how contributions are allocated among investment options in accordance with the plan’s specific provisions. The plan administrator or employee benefits office should be consulted for details. For questions about participant accounts, participants should contact their employee benefits office, the plan administrator, or the organization that provides recordkeeping services for the plan. Investors who purchase shares through retirement plans should be aware that plan administrators may aggregate purchase and redemption orders for participants in the plan. Therefore, there may be a delay between the time the investor places an order with the plan administrator and the time the order is forwarded to the Transfer Agent for execution.

Redeeming Shares

•   Redemptions by Mail.  An investor may redeem (sell) Institutional Class and Administrative Class shares by submitting a written request to PIMCO Funds, c/o BFDS Midwest, 330 W. 9th St, Kansas City, MO 64105. The redemption request should state the Fund from which the shares are to be redeemed, the class of shares, the number or dollar amount of the shares to be redeemed and the account number. The request must be signed exactly as the names of the authorized signatories appear on the Trust’s account records, and the request must be signed by the minimum number of persons designated on the Client Registration Application that are required to effect a redemption.

•   Redemptions by Telephone or Other Wire Communication.  An investor that elects this option on the Client Registration Application (or subsequently in writing) may request redemptions of shares by calling the Trust at 1-800-927-4648, by sending a facsimile to 1-816-421-2861, by sending an e-mail to pimcoteam@bfdsmidwest.com, or by other means of wire communication. Investors should state the Fund and class from which the shares are to be redeemed, the number or dollar amount of the shares to be redeemed, the account number and the signature (which may be an electronic signature) of an authorized signatory. Redemption requests of an amount of $10 million or more may be initiated by telephone or by e-mail, but must be confirmed in writing by an authorized party prior to processing.

In electing a telephone redemption, the investor authorizes PIMCO and the Transfer Agent to act on telephone instructions from any person representing himself to be the investor, and reasonably believed by PIMCO or the Transfer Agent to be genuine. Neither the Trust nor the Transfer Agent may be liable for any

Prospectus	76

loss, cost or expense for acting on instructions (whether in writing or by telephone) believed by the party receiving such instructions to be genuine and in accordance with the procedures described in this prospectus. Shareholders should realize that by electing the telephone, or wire or e-mail redemption option, they may be giving up a measure of security that they might have if they were to redeem their shares in writing. Furthermore, interruptions in service may mean that a shareholder will be unable to effect a redemption by telephone or e-mail when desired. The Transfer Agent also provides written confirmation of transactions initiated by telephone as a procedure designed to confirm that telephone instructions are genuine (written confirmation is also provided for redemption requests received in writing or via e-mail). All telephone transactions are recorded, and PIMCO or the Transfer Agent may request certain information in order to verify that the person giving instructions is authorized to do so. The Trust or Transfer Agent may be liable for any losses due to unauthorized or fraudulent telephone transactions if it fails to employ reasonable procedures to confirm that instructions communicated by telephone are genuine. All redemptions, whether initiated by letter or telephone, will be processed in a timely manner, and proceeds will be forwarded by wire in accordance with the redemption policies of the Trust detailed below. See “Other Redemption Information.”

Shareholders may decline telephone exchange or redemption privileges after an account is opened by instructing the Transfer Agent in writing at least seven business days prior to the date the instruction is to be effective. Shareholders may experience delays in exercising telephone redemption privileges during periods of abnormal market activity. During periods of volatile economic or market conditions, shareholders may wish to consider transmitting redemption orders by facsimile, e-mail or overnight courier.

Defined contribution plan participants may request redemptions by contacting the employee benefits office, the plan administrator or the organization that provides recordkeeping services for the plan.

•   Timing of Redemption Requests and Share Price Calculations.  A redemption request received by the Trust or its designee prior to the close of regular trading on the NYSE (normally 4:00 p.m., Eastern time), on a day the Trust is open for business, is effective on that day. A redemption request received after that time becomes effective on the next business day. Redemption requests for Fund shares are effected at the NAV per share next determined after receipt of a redemption request by the Trust or its designee. The request must properly identify all relevant information such as account number, redemption amount (in dollars or shares), the Fund name, and must be executed or initiated by the appropriate signatories.

•   Other Redemption Information.  Redemption proceeds will ordinarily be wired to the investor’s bank within three business days after the redemption request, but may take up to seven days. Redemption proceeds will be sent by wire only to the bank name designated on the Client Registration Application. Redemptions of Fund shares may be suspended when trading on the NYSE is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the SEC for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payment for more than seven days, as permitted by law.

For shareholder protection, a request to change information contained in an account registration (for example, a request to change the bank designated to receive wire redemption proceeds) must be received in writing, signed by the minimum number of persons designated on the Client Registration Application that are required to effect a redemption, and accompanied by a signature guarantee from any eligible guarantor institution, as determined in accordance with the Trust’s procedures. Shareholders should inquire as to whether a particular institution is an eligible guarantor institution. A signature guarantee cannot be provided by a notary public. In addition, corporations, trusts, and other institutional organizations are required to furnish evidence of the authority of the persons designated on the Client Registration Application to effect transactions for the organization.

77	PIMCO Funds

Due to the relatively high cost of maintaining small accounts, the Trust reserves the right to redeem Institutional Class and Administrative Class shares in any account for their then-current value (which will be promptly paid to the investor) if at any time, due to redemption by the investor, the shares in the account do not have a value of at least $100,000. A shareholder will receive advance notice of a mandatory redemption and will be given at least 30 days to bring the value of its account up to at least $100,000.

The Trust agrees to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1% of the Fund’s net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust reserves the right to pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. It is highly unlikely that shares would ever be redeemed in kind. When shares are redeemed in kind, the redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received in the distribution.

Redemptions of shares held less than a certain number of days may be subject to a redemption fee. See “Redemption Fees” below.

Exchange Privilege

An investor may exchange Institutional Class or Administrative Class shares of a Fund for shares of the same class of any other Fund of the Trust that offers that class based on the respective NAVs of the shares involved. An exchange may be made by following the redemption procedure described above under “Redemptions by Mail” or, if the investor has elected the telephone redemption option, by calling the Trust at 1-800-927-4648. An investor may also exchange shares of a Fund for shares of the same class of a fund of Allianz Funds. Shareholders interested in such an exchange may request a prospectus for these other Funds by contacting PIMCO Funds at the same address and telephone number as the Trust.

The Trust reserves the right to refuse exchange purchases (or purchase and redemption and/or redemption and purchase transactions) if, in the judgment of PIMCO, the transaction would adversely affect a Fund and its shareholders. Although the Trust has no current intention of terminating or modifying the exchange privilege, it reserves the right to do so at any time. Except as otherwise permitted by the SEC, the Trust will give you 60 days’ advance notice if it exercises its right to terminate or materially modify the exchange privilege.

Exchanges of shares held less than a certain number of days may be subject to a redemption fee. See “Redemption Fees” below.

Redemption Fees

Shareholders of each Fund listed below will be subject to a Redemption Fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares redeemed or exchanged (based on the total redemption proceeds after any applicable deferred sales charges) within a certain number of days after their acquisition (by purchase or exchange). The following table indicates the applicable holding period for each Fund. Shares redeemed or exchanged before the expiration of the holding period will be subject to the Redemption Fee.

Fund	Holding Period(1)
Floating Income, GNMA, Low Duration, Low Duration II, Low Duration III, Moderate Duration, Real Return, Real Return II, Short Duration Municipal Bond, Short-Term and Total Return Mortgage Funds	7 days

California Intermediate Municipal Bond, California Municipal Bond, Convertible, Developing Local Markets, Diversified Income, Emerging Markets Bond, European Convertible, Foreign Bond (Unhedged), Foreign Bond (U.S. Dollar-Hedged), Global Bond (Unhedged), Global Bond (U.S. Dollar-Hedged), High Yield, Investment Grade Corporate Bond, Long-Term U.S. Government, Municipal Bond, New York Municipal Bond and StocksPLUS Funds

30 days

(1)	With respect to any acquisition of shares, the holding period commences on the day of acquisition. A new holding period begins with each acquisition of shares through a purchase or exchange.

In cases where redeeming shareholders hold shares acquired on different dates, the first-in/first-out (“FIFO”) method will be used to determine which shares are being redeemed, and therefore whether a Redemption Fee is payable. Redemption Fees are not paid separately but are deducted from the amount to be received in connection with a redemption or exchange and are paid to the applicable Fund for the purpose of offsetting any

Prospectus	78

costs associated with short-term trading, thereby insulating longer-term shareholders from such costs. In cases where redemptions are processed through financial intermediaries, there may be a delay between the time the shareholder redeems his or her shares and the payment of the Redemption Fee to the Fund, depending upon such financial intermediaries’ trade processing procedures and systems.

A new time period begins with each acquisition of shares through a purchase or exchange. For example, for Funds with a seven-day holding period, a series of transactions in which shares of Fund A are exchanged for shares of Fund B four days after the purchase of the Fund A shares, followed four days later by an exchange of the Fund B shares for shares of Fund C, will be subject to two Redemption Fees (one on each exchange).

The purpose of Redemption Fees is to deter excessive, short-term trading and other abusive trading practices as described above under “Abusive Trading Practices” and to help offset the costs associated with the sale of portfolio securities to satisfy redemption and exchange requests made by “market timers” and other short-term shareholders, thereby insulating longer-term shareholders from such costs. Redemption Fees are not paid separately, but are deducted from the amount to be received in connection with a redemption or exchange. Redemption Fees are paid to and retained by the Funds to defray certain costs described below and are not paid to or retained by PIMCO or the Distributor. Redemption Fees are not sales loads or contingent deferred sales charges. Redemption and exchange of shares acquired through the reinvestment of dividends and distributions are not subject to Redemption Fees.

Limitations on the Assessment of Redemption Fees.  The Funds may not be able to impose and/or collect the Redemption Fee in certain circumstances. For example, the Funds will not be able to collect the Redemption Fee on redemptions and exchanges by shareholders who invest through certain retirement plans or through certain financial intermediaries (for example, through broker-dealer omnibus accounts or through a recordkeeping organization) that have not agreed to assess or collect the Redemption Fee from such shareholders, or that have not agreed to provide the information necessary for the Funds to impose the Redemption Fee on such shareholders or do not currently have the capability to assess or collect the Redemption Fee. The Funds may nonetheless continue to effect share transactions for such shareholders and financial intermediaries. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for presentation to a Fund on a net basis, conceal the identity of the individual investors from the Fund. This makes it more difficult for the Funds to identify short-term transactions in the Funds, and makes assessment of the Redemption Fee on transactions effected through such accounts impractical without the assistance of the financial intermediary. Due to these limitations on the assessment of the Redemption Fee, the Funds’ use of Redemption Fees may not successfully eliminate excessive short-term trading in shares of the Funds.

Waivers of Redemption Fees.  In the following situations, the Funds have elected not to impose the Redemption Fee:

•	redemptions and exchanges of Fund shares acquired through the reinvestment of dividends and distributions;
•	certain types of redemptions and exchanges of Fund shares owned through participant-directed retirement plans (see below for details);
•	redemptions or exchanges in discretionary asset allocation or wrap programs (“wrap programs”) that are initiated by the sponsor of the program as part of a periodic rebalancing, provided that such rebalancing occurs no more frequently than quarterly;
•	redemptions or exchanges in a wrap program that are made as a result of a full withdrawal from the wrap program or as part of a systematic withdrawal plan;
•	involuntary redemptions, such as those resulting from a shareholder’s failure to maintain a minimum investment in the Funds, or to pay shareholder fees;

79	PIMCO Funds

•	redemptions and exchanges effected by other mutual funds that are sponsored by PIMCO or its affiliates; and
•	otherwise as PIMCO or the Trust may determine in their sole discretion.

Applicability of Redemption Fees in Certain Defined Contribution Plans.  Redemption fees will not apply to the following transactions in participant-directed retirement plans (such as 401(k), 403(b), 457 and Keogh plans): 1) where the shares being redeemed were purchased with new contributions to the plan (e.g., payroll contributions, employer contributions, loan repayments); 2) redemptions made in connection with taking out a loan from the plan; 3) redemptions in connection with death, disability, hardship withdrawals, or Qualified Domestic Relations Orders; 4) redemptions made as part of a systematic withdrawal plan; 5) redemptions made by a defined contribution plan in connection with a termination or restructuring of the plan or 6) redemptions made in connection with a participant’s termination of employment. Redemption fees generally will apply to other participant-directed redemptions and exchanges. For example, if a participant exchanges shares of Fund A that were purchased with new contributions, into Fund B, a redemption fee would not apply to that exchange. However, any subsequent participant-directed exchange of those shares from Fund B into Fund A or another fund may be subject to redemption fees, depending upon the holding period and subject to the exceptions described in this paragraph.

Retirement plan sponsors, participant recordkeeping organizations and other financial intermediaries may also impose their own restrictions, limitations or fees in connection with transactions in the Funds’ shares, which may be stricter than those described in this section. You should contact your plan sponsor, recordkeeper or financial intermediary for more information on any differences in how the redemption fee is applied to your investments in the Funds, and whether any additional restrictions, limitations or fees are imposed in connection with transactions in Fund shares.

The Trust may eliminate or modify the waivers enumerated above at any time, in its sole discretion. Shareholders will receive 60 days’ notice of any material changes to the Redemption Fee, unless otherwise permitted by law.

Request for Multiple Copies of Shareholder Documents

To reduce expenses, it is intended that only one copy of the Funds’ prospectus and each annual and semi-annual report will be mailed to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents and your shares are held directly with the Trust, call the Trust at 1-800-927-4648. Alternatively, if your shares are held through a financial institution, please contact it directly. Within 30 days after receipt of your request by the Trust, the Trust will begin sending you individual copies.

How Fund Shares Are Priced

The net asset value (“NAV”) of a Fund’s Institutional and Administrative Class shares is determined by dividing the total value of a Fund’s portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class.

Fund shares are valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the NYSE is open. For purposes of calculating the NAV, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Funds or their agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

Prospectus	80

Except for the Money Market Fund, for purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange.

The Money Market Fund’s securities are valued using the amortized cost method of valuation, which involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When a Fund uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. The Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined by the Board of Trustees or persons acting at their direction may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed above under “Abusive Trading Practices.” Fair value pricing may require subjective determinations about the value of security.

Under certain circumstances, the per share NAV of the Administrative Class shares of the Funds may be lower than the per share NAV of the Institutional Class shares as a result of the daily expense accruals of the service and/or distribution fees paid by Administrative Class shares. Generally, for Funds that pay income

81	PIMCO Funds

dividends, those dividends are expected to differ over time by approximately the amount of the expense accrual differential between the two classes.

Fund Distributions

Each Fund distributes substantially all of its net investment income to shareholders in the form of dividends. Dividends paid by each Fund with respect to each class of shares are calculated in the same manner and at the same time, but dividends on Administrative Class shares are expected to be lower than dividends on Institutional Class shares as a result of the service and/or distribution fees applicable to Administrative Class shares. The following shows when each Fund intends to declare and distribute income dividends to shareholders of record.

Fund	Declared Daily and Paid Monthly	Declared and Paid Quarterly
Fixed Income Funds	•
Convertible, European Convertible and StocksPLUS Funds		•

In addition, each Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently.

A Fund’s dividend and capital gain distributions with respect to a particular class of shares will automatically be reinvested in additional shares of the same class of the Fund at NAV unless the shareholder elects to have the distributions paid in cash. A shareholder may elect to have distributions paid in cash on the Client Registration Application or by submitting a written request, signed by the appropriate signatories, indicating the account number, Fund name(s) and wiring instructions. Shareholders do not pay any sales charges on shares received through the reinvestment of Fund distributions.

With respect to the Funds whose policy it is to declare dividends daily, if a purchase order for shares is received prior to 12:00 noon, Eastern time, and payment in federal funds is received by the Transfer Agent by the close of the federal funds wire on the day the purchase order is received, dividends will accrue starting that day. If a purchase order is received after 12:00 noon, Eastern time, and payment in federal funds is received by the Transfer Agent by the close of the federal funds wire on the day the purchase order is received, or as otherwise agreed to by the Trust, the order will be effected at that day’s net asset value, but dividends will not begin to accrue until the following business day.

Tax Consequences

•   Taxes on Fund Distributions.  A shareholder subject to U.S. federal income tax will be subject to tax on Fund distributions whether they are paid in cash or reinvested in additional shares of the Funds. For federal income tax purposes, Fund distributions will be taxable to the shareholder as either ordinary income or capital gains.

Fund dividends (i.e., distributions of investment income) are taxable to shareholders as ordinary income. Federal taxes on Fund distributions of gains are determined by how long the Fund owned the investments that generated the gains, rather than how long a shareholder has owned the shares. Distributions of gains from investments that a Fund owned for more than one year will generally be taxable to shareholders as long-term capital gains. Distributions of gains from investments that the Fund owned for one year or less will generally be taxable as ordinary income.

Fund distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund prior to the shareholder’s investment and thus were included in the price paid for the shares. For example, a shareholder who purchases shares on or just before the record date of a Fund distribution will pay full price for the shares and may receive a portion of his or her investment back as a taxable distribution.

Prospectus	82

•   Taxes on Redemption or Exchanges of Shares.  Any gain resulting from the sale of Fund shares will generally be subject to federal income tax. When a shareholder exchanges shares of a Fund for shares of another series, the transaction will be treated as a sale of the Fund shares for these purposes, and any gain on those shares will generally be subject to federal income tax.

•   Returns of Capital.  If a Fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in the Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

•   A Note on the Real Return and Real Return II Funds.  Periodic adjustments for inflation to the principal amount of an inflation-indexed bond may give rise to original issue discount, which will be includable in each affected Fund’s gross income. Due to original issue discount, a Fund may be required to make annual distributions to shareholders that exceed the cash received, which may cause the Fund to liquidate certain investments when it is not advantageous to do so. Also, if the principal value of an inflation-indexed bond is adjusted downward due to deflation, amounts previously distributed in the taxable year may be characterized in some circumstances as a return of capital.

•   A Note on the Municipal Funds.  Dividends paid to shareholders of the Municipal Funds and derived from Municipal Bond interest are expected to be designated by the Funds as “exempt-interest dividends” and shareholders may generally exclude such dividends from gross income for federal income tax purposes. The federal tax exemption for “exempt-interest dividends” from Municipal Bonds does not necessarily result in the exemption of such dividends from state and local taxes although the California Intermediate Municipal Bond Fund, the California Municipal Bond Fund, and the New York Municipal Bond Fund intend to arrange their affairs so that a portion of such distributions will be exempt from state taxes in the respective state. Each Municipal Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Dividends derived from taxable interest or capital gains will be subject to federal income tax. The interest on “private activity” bonds is a tax-preference item for purposes of the federal alternative minimum tax. As a result, for shareholders that are subject to the alternative minimum tax, income derived from “private activity” bonds will not be exempt from federal income tax. The Municipal Funds seek to produce income that is generally exempt from federal income tax and will not benefit investors in tax-sheltered retirement plans or individuals not subject to federal income tax. Further, the California Intermediate Municipal Bond, the California Municipal Bond, and the New York Municipal Bond Funds seek to produce income that is generally exempt from the relevant state’s income tax and will not provide any state tax benefit to individuals that are not subject to that state’s income tax.

This section relates only to federal income tax; the consequences under other tax laws may differ. Shareholders should consult their tax advisors as to the possible application of foreign, state and local income tax laws to Fund dividends and capital distributions. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Funds.

Characteristics and Risks of

Securities and Investment Techniques

This section provides additional information about some of the principal investments and related risks of the Funds described under “Summary Information” and “Summary of Principal Risks” above. It also describes characteristics and risks of additional securities and investment techniques that may be used by the Funds from

83	PIMCO Funds

time to time. Most of these securities and investment techniques are discretionary, which means that PIMCO can decide whether to use them or not. This prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Funds. As with any mutual fund, investors in the Funds rely on the professional investment judgment and skill of PIMCO and the individual portfolio managers. Please see “Investment Objectives and Policies” in the Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Funds.

Securities Selection

Most of the Funds in this prospectus seek maximum total return. The total return sought by a Fund consists of both income earned on a Fund’s investments and capital appreciation, if any, arising from increases in the market value of a Fund’s holdings. Capital appreciation of fixed income securities generally results from decreases in market interest rates or improving credit fundamentals for a particular market sector or security.

In selecting securities for a Fund, PIMCO develops an outlook for interest rates, currency exchange rates and the economy; analyzes credit and call risks, and uses other security selection techniques. The proportion of a Fund’s assets committed to investment in securities with particular characteristics (such as quality, sector, interest rate or maturity) varies based on PIMCO’s outlook for the U.S. economy and the economies of other countries in the world, the financial markets and other factors.

PIMCO attempts to identify areas of the bond market that are undervalued relative to the rest of the market. PIMCO identifies these areas by grouping bonds into sectors such as: money markets, governments, corporates, mortgages, asset-backed and international. Sophisticated proprietary software then assists in evaluating sectors and pricing specific securities. Once investment opportunities are identified, PIMCO will shift assets among sectors depending upon changes in relative valuations and credit spreads. There is no guarantee that PIMCO’s security selection techniques will produce the desired results.

U.S. Government Securities

U.S. Government Securities are obligations of, or guaranteed by, the U.S. Government, its agencies or government-sponsored enterprises. U.S. Government Securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. U.S. Government Securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

Municipal Bonds

Municipal bonds are generally issued by states and local governments and their agencies, authorities and other instrumentalities. Municipal bonds are subject to interest rate, credit and market risk. The ability of an issuer to make payments could be affected by litigation, legislation or other political events or the bankruptcy of the issuer. Lower rated municipal bonds are subject to greater credit and market risk than higher quality municipal bonds. The types of municipal bonds in which the Funds may invest include municipal lease obligations. The Funds may also invest in securities issued by entities whose underlying assets are municipal bonds.

The Funds may invest, without limitation, in residual interest bonds, which are created by depositing municipal securities in a trust and dividing the income stream of an underlying municipal bond in two parts, one, a variable rate security and the other, a residual interest bond. The interest rate for the variable rate security is determined by an index or an auction process held approximately every 7 to 35 days, while the residual interest bond holder receives the balance of the income from the underlying municipal bond less an auction fee. The market prices of residual interest bonds may be highly sensitive to changes in market rates and may decrease significantly when market rates increase.

Mortgage-Related and Other Asset-Backed Securities

Each Fund may invest in mortgage- or other asset-backed securities. Except for the California Intermediate Municipal Bond, California Municipal Bond, Convertible, European Convertible, Money Market, Municipal Bond, New York Municipal Bond, Short Duration Municipal Income and StocksPLUS Funds, each Fund may invest all of its assets in such securities. Mortgage-related securities include mortgage pass-through securities,

Prospectus	84

collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property.

The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. If unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of the security can be expected to increase. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund’s yield to maturity from these securities. Each Fund (except the Money Market Fund) may invest up to 5% of its total assets in any combination of mortgage-related or other asset-backed IO, PO or inverse floater securities.

Each Fund (except the Money Market Fund) may invest in collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The Funds may invest in other asset-backed securities that have been offered to investors.

Loan Participations and Assignments

Certain Funds may invest in fixed- and floating-rate loans, which investments generally will be in the form of loan participations and assignments of portions of such loans. Participations and assignments involve special types of risk, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. If a Fund purchases a participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower.

Corporate Debt Securities

Corporate debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates rise, the value of corporate debt securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

High Yield Securities

Securities rated lower than Baa by Moody’s or lower than BBB by S&P are sometimes referred to as “high yield” or “junk” bonds. Investing in high yield securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields, high yield securities typically entail greater potential price volatility and may be less liquid than higher-rated securities. High yield securities may be regarded as predominately speculative with

85	PIMCO Funds

respect to the issuer’s continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities. The Diversified Income, Convertible and Emerging Markets Bond Funds may invest in securities that are in default with respect to the payment of interest or repayment of principal, or presenting an imminent risk of default with respect to such payments. Issuers of securities in default may fail to resume principal or interest payments, in which case either Fund may lose its entire investment.

Variable and Floating Rate Securities

Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. Each Fund may invest in floating rate debt instruments (“floaters”) and (except the Money Market Fund) engage in credit spread trades. While floaters provide a certain degree of protection against rises in interest rates, a Fund will participate in any declines in interest rates as well. Each Fund (except the Money Market Fund) may also invest in inverse floating rate debt instruments (“inverse floaters”). An inverse floater may exhibit greater price volatility than a fixed rate obligation of similar credit quality. Each Fund (except the Money Market Fund) may invest up to 5% of its total assets in any combination of mortgage-related or other asset-backed IO, PO or inverse floater securities.

Inflation-Indexed Bonds

Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Event-Linked Exposure

Each Fund (except the Money Market Fund) may obtain event-linked exposure by investing in “event-linked bonds” or “event-linked swaps” or implement “event-linked strategies.” Event-linked exposure results in gains or losses that typically are contingent, or formulaically related to defined trigger events. Examples of trigger events include hurricanes, earthquakes, weather-related phenomena, or statistics relating to such events. Some event-linked bonds are commonly referred to as “catastrophe bonds.” If a trigger event occurs, a Fund may lose a portion or its entire principal invested in the bond or notional amount on a swap. Event-linked exposure often provides for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. Event-linked exposure may also expose a Fund to certain unanticipated risks including credit risk, counterparty risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences. Event-linked exposures may also be subject to liquidity risk.

Convertible and Equity Securities

Each Fund may invest in convertible securities. Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, that are convertible into or exercisable for common stock at a stated price or rate. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security will normally also provide income and is subject to interest rate risk. Convertible securities may be lower-rated securities subject to greater levels of credit risk. A Fund may be forced to convert a security before it would otherwise choose, which may have an adverse effect on the Fund’s ability to achieve its investment objective.

Prospectus	86

While the Fixed Income Funds intend to invest primarily in fixed income securities, each may invest in convertible securities or equity securities. While some countries or companies may be regarded as favorable investments, pure fixed income opportunities may be unattractive or limited due to insufficient supply, or legal or technical restrictions. In such cases, a Fund may consider convertible securities or equity securities to gain exposure to such investments.

Equity securities generally have greater price volatility than fixed income securities. The market price of equity securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally or particular industries represented in those markets. The value of an equity security may also decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Foreign (Non-U.S.) Securities

Each Fund (except the California Intermediate Municipal Bond, California Municipal Bond, Long-Term U.S. Government, Low Duration II, Municipal Bond, New York Municipal Bond and Short Duration Municipal Income Funds) may invest in foreign (non-U.S.) securities. Investing in foreign securities involves special risks and considerations not typically associated with investing in U.S. securities. Shareholders should consider carefully the substantial risks involved for Funds that invest in securities issued by foreign companies and governments of foreign countries. These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; and political instability. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self- sufficiency and balance of payments position. The securities markets, values of securities, yields and risks associated with foreign securities markets may change independently of each other. Also, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in foreign securities may also involve higher custodial costs than domestic investments and additional transaction costs with respect to foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in foreign currencies.

Certain Funds also may invest in sovereign debt issued by governments, their agencies or instrumentalities, or other government-related entities. Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In addition, there is no bankruptcy proceeding by which defaulted sovereign debt may be collected.

•   Emerging Market Securities.  Each Fund (except the California Intermediate Municipal Bond, California Municipal Bond, Long-Term U.S. Government, Low Duration II, Money Market, Municipal Bond, New York Municipal Bond and Short Duration Municipal Income Funds) may invest up to 10% of its total assets (5% in the case of the Low Duration, Low Duration III and Short-Term Funds) in securities of issuers based in countries with developing (or “emerging market”) economies. The Developing Local Markets, Diversified Income, Emerging Markets Bond and Floating Income Funds may invest without limit in such securities.

A security is economically tied to an emerging market country if it is principally traded on the country’s securities markets, or the issuer is organized or principally operates in the country, derives a majority of its income from its operations within the country, or has a majority of its assets in the country. The adviser has broad discretion to identify and invest in countries that it considers to qualify as emerging securities markets. However, an emerging securities market is generally considered to be one located in any country that is defined as an emerging or developing economy by the World Bank or its related organizations, or the United Nations or

87	PIMCO Funds

its authorities. In making investments in emerging market securities, the Funds emphasize those countries with relatively low gross national product per capita and with the potential for rapid economic growth. The adviser will select the country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, and any other specific factors it believes to be relevant.

Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in foreign, developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging markets securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

Each Fund (except the California Intermediate Municipal Bond, California Municipal Bond, Long-Term U.S. Government, Low Duration II, Municipal Bond, New York Municipal Bond and Short Duration Municipal Income Funds) may invest in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with a debt restructuring. Investments in Brady Bonds may be viewed as speculative. Brady Bonds acquired by a Fund may be subject to restructuring arrangements or to requests for new credit, which may cause the Fund to suffer a loss of interest or principal on any of its holdings.

Foreign (Non-U.S.) Currencies

A Fund that invests directly in foreign currencies or in securities that trade in, or receive revenues in, foreign currencies will be subject to currency risk. Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments.

•   Foreign Currency Transactions.  Funds that invest in securities denominated in foreign currencies may engage in foreign currency transactions on a spot (cash) basis, and enter into forward foreign currency exchange contracts and invest in foreign currency futures contracts and options on foreign currencies and futures. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract, reduces a Fund’s exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. The effect on the value of a Fund is similar to selling securities denominated in one

Prospectus	88

currency and purchasing securities denominated in another currency. A contract to sell foreign currency would limit any potential gain which might be realized if the value of the hedged currency increases. A Fund may enter into these contracts to hedge against foreign exchange risk, to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in such transactions at any given time or from time to time. Also, such transactions may not be successful and may eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies. A Fund may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are positively correlated. The Fund will segregate or “earmark” assets determined to be liquid by PIMCO to cover its obligations under forward foreign currency exchange contracts entered into for non-hedging purposes.

Repurchase Agreements

Each Fund may enter into repurchase agreements, in which the Fund purchases a security from a bank or broker-dealer, which agrees to repurchase the security at the Fund’s cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Reverse Repurchase Agreements, Dollar Rolls and Other Borrowings

Each Fund may enter into reverse repurchase agreements and dollar rolls, subject to a Fund’s limitations on borrowings. A reverse repurchase agreement or dollar roll involves the sale of a security by a Fund and its agreement to repurchase the instrument at a specified time and price, and may be considered a form of borrowing for some purposes. A Fund will segregate assets determined to be liquid by PIMCO or otherwise cover its obligations under reverse repurchase agreements, dollar rolls, and other borrowings. Reverse repurchase agreements, dollar rolls and other forms of borrowings may create leveraging risk for a Fund.

Each Fund may borrow money to the extent permitted under the 1940 Act. This means that, in general, a Fund may borrow money from banks for any purpose on a secured basis in an amount up to  1/3 of the Fund’s total assets. A Fund may also borrow money for temporary administrative purposes on an unsecured basis in an amount not to exceed 5% of the Fund’s total assets.

Derivatives

Each Fund (except the Money Market Fund) may, but is not required to, use derivative instruments for risk management purposes or as part of its investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. Examples of derivative instruments include options contracts, futures contracts, options on futures contracts and swap agreements (including, but not limited to, credit default swaps). Each Fund (except the Money Market Fund) may invest some or all of its assets in derivative instruments. A portfolio manager may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed. A description of these and other derivative instruments that the Funds may use are described under “Investment Objectives and Policies” in the Statement of Additional Information.

A Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments. A description of various risks associated with particular derivative instruments is included in “Investment Objectives and Policies” in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Funds.

Management Risk.  Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an

89	PIMCO Funds

understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

Credit Risk.  The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a “counterparty”) to make required payments or otherwise comply with the contract’s terms. Additionally, credit default swaps could result in losses if a Fund does not correctly evaluate the creditworthiness of the company on which the credit default swap is based.

Liquidity Risk.  Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Leverage Risk.  Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a Fund uses derivatives for leverage, investments in that Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, each Fund will segregate or “earmark” assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under derivative instruments.

Lack of Availability.  Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, the portfolio manager may wish to retain the Fund’s position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other suitable counterparty can be found. There is no assurance that a Fund will engage in derivatives transactions at any time or from time to time. A Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.

Market and Other Risks.  Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund’s interest. If a portfolio manager incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. A Fund may also have to buy or sell a security at a disadvantageous time or price because the Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, a Fund’s use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments.

Prospectus	90

Delayed Funding Loans and Revolving Credit Facilities

Each Fund (except the Money Market and Municipal Bond Funds) may also enter into, or acquire participations in, delayed funding loans and revolving credit facilities, in which a lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. These commitments may have the effect of requiring a Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that a Fund is committed to advance additional funds, it will segregate assets or “earmark” determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees in an amount sufficient to meet such commitments. Delayed funding loans and revolving credit facilities are subject to credit, interest rate and liquidity risk and the risks of being a lender.

When-Issued, Delayed Delivery and Forward Commitment Transactions

Each Fund may purchase securities which it is eligible to purchase on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date. This risk is in addition to the risk that the Fund’s other assets will decline in value. Therefore, these transactions may result in a form of leverage and increase a Fund’s overall investment exposure. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated or “earmark” to cover these positions.

Investment in Other Investment Companies

Each Fund may invest up to 10% of its total assets in securities of other investment companies, such as open-end or closed-end management investment companies, or in pooled accounts or other investment vehicles which invest in foreign markets. As a shareholder of an investment company, a Fund may indirectly bear service and other fees which are in addition to the fees the Fund pays its service providers.

Subject to the restrictions and limitations of the 1940 Act, each Fund may elect to pursue its investment objective either by investing directly in securities, or by investing in one or more underlying investment vehicles or companies that have substantially similar investment objectives, policies and limitations as the Fund. The Funds may also invest in exchange traded funds, subject to the restrictions and limitations of the 1940 Act.

Short Sales

Each Fund may make short sales as part of its overall portfolio management strategies or to offset a potential decline in value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. Short sales expose a Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as “covering” the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. A Fund making a short sale must segregate or “earmark” assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees or otherwise cover its position in a permissible manner.

Illiquid Securities

Each Fund may invest up to 15% (10% in the case of the Money Market Fund) of its net assets in illiquid securities. Certain illiquid securities may require pricing at fair value as determined in good faith under the supervision of the Board of Trustees. A portfolio manager may be subject to significant delays in disposing of illiquid securities, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Loans of Portfolio Securities

For the purpose of achieving income, each Fund may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see “Investment Objectives and Policies” in the Statement of Additional Information for details. When a Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the

91	PIMCO Funds

risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. A Fund may pay lending fees to a party arranging the loan.

Portfolio Turnover

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

Temporary Defensive Strategies

For temporary or defensive purposes, each Fund may invest without limit in U.S. debt securities, including taxable securities and short-term money market securities, when PIMCO deems it appropriate to do so. When a Fund engages in such strategies, it may not achieve its investment objective.

Changes in Investment Objectives and Policies

The investment objectives of the Floating Income Fund, Foreign Bond Fund (Unhedged) and Global Bond Fund (U.S. Dollar-Hedged) may be changed by the Board of Trustees without shareholder approval. The investment objective of each other Fund is fundamental and may not be changed without shareholder approval. Unless otherwise stated, all other investment policies of the Funds may be changed by the Board of Trustees without shareholder approval.

Percentage Investment Limitations

Unless otherwise stated, all percentage limitations on Fund investments listed in this prospectus will apply at the time of investment. A Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment. For each Fund that has adopted a policy to invest at least 80% of its assets in investments suggested by its name, the term “assets” means net assets plus the amount of borrowings for investment purposes.

Credit Ratings and Unrated Securities

Rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. Appendix A to this prospectus describes the various ratings assigned to fixed income securities by Moody’s and S&P. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risks. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. A Fund will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. PIMCO does not rely solely on credit ratings, and develops its own analysis of issuer credit quality.

A Fund may purchase unrated securities (which are not rated by a rating agency) if its portfolio manager determines that the security is of comparable quality to a rated security that the Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the portfolio manager may not accurately evaluate the security’s comparative credit rating. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality fixed income securities. To the extent that a Fund invests in high yield and/or unrated securities, the Fund’s success in achieving its investment objective may depend more heavily on the portfolio manager’s creditworthiness analysis than if the Fund invested exclusively in higher-quality and rated securities.

Other Investments and Techniques

The Funds may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this prospectus. These securities and techniques may subject the Funds to additional risks. Please see the Statement of Additional Information for additional information about the securities and investment techniques described in this prospectus and about additional securities and techniques that may be used by the Funds.

Prospectus	92

Financial Highlights

The financial highlights table is intended to help a shareholder understand the financial performance of Institutional and Administrative Class shares of each Fund for the past 5 years or, if the class is less than 5 years old, since the class of shares commenced operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a particular class of shares of a Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Fund’s financial statements, are included in the Trust’s annual report to shareholders. The annual report is incorporated by reference in the Statement of Additional Information and is available free of charge by calling the Trust at the phone number on the back of this prospectus. Note: All footnotes to the financial highlights table appear at the end of the tables.

Year or Period Ended	Net Asset Value Beginning of Period	Net Investment Income (Loss)++(a)	Net Realized and Unrealized Gain (Loss) on Investments++(a)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains
California Intermediate Municipal Bond Fund
Institutional Class
03/31/2005	$10.22	$0.42	$(0.26)	$0.16	$(0.42)	$0.00
03/31/2004	10.22	0.42	0.00	0.42	(0.42)	0.00
03/31/2003	10.16	0.45	0.11	0.56	(0.45)	(0.05)
03/31/2002	10.60	0.49	(0.06)	0.43	(0.47)	(0.40)
03/31/2001	10.05	0.48	0.56	1.04	(0.46)	(0.03)
Administrative Class
03/31/2005	10.22	0.39	(0.26)	0.13	(0.39)	0.00
03/31/2004	10.22	0.39	0.00	0.39	(0.39)	0.00
03/31/2003	10.16	0.41	0.12	0.53	(0.42)	(0.05)
03/31/2002	10.60	0.48	(0.08)	0.40	(0.44)	(0.40)
03/31/2001	10.05	0.45	0.57	1.02	(0.44)	(0.03)
California Municipal Bond Fund
Institutional Class
03/31/2005	$10.42	$0.41	$(0.12)	$0.29	$(0.41)	$0.00
03/31/2004	10.36	0.41	0.11	0.52	(0.42)	(0.04)
03/31/2003	10.02	0.46	0.35	0.81	(0.46)	(0.01)
03/31/2002	10.35	0.39	0.05	0.44	(0.38)	(0.39)
05/16/2000 – 03/31/2001	10.00	0.43	0.78	1.21	(0.43)	(0.43)
Administrative Class
03/31/2005	10.42	0.38	(0.12)	0.26	(0.38)	0.00
03/31/2004	10.36	0.39	0.10	0.49	(0.39)	(0.04)
08/19/2002 – 03/31/2003	10.32	0.24	0.07	0.31	(0.26)	(0.01)
Convertible Fund
Institutional Class
03/31/2005	$12.04	$0.11	$0.14	$0.25	$(0.35)	$0.00
03/31/2004	9.40	0.22	2.98	3.20	(0.56)	0.00
03/31/2003	10.42	0.28	(0.94)	(0.66)	(0.36)	0.00
03/31/2002	11.33	0.20	(0.46)	(0.26)	(0.65)	0.00
03/31/2001	15.77	0.01	(3.50)	(3.49)	(0.25)	(0.70)
Administrative Class
03/31/2005	12.24	(0.05)	0.28	0.23	(0.28)	0.00
03/31/2004	9.56	(0.02)	3.25	3.23	(0.55)	0.00
03/31/2003	10.64	0.27	(1.02)	(0.75)	(0.33)	0.00
03/31/2002	11.36	0.13	(0.41)	(0.28)	(0.44)	0.00
08/01/2000 – 03/31/2001	14.49	(0.03)	(2.19)	(2.22)	(0.21)	(0.70)
Diversified Income Fund
Institutional Class
03/31/2005	$10.84	$0.54	$0.09	$0.63	$(0.55)	$(0.05)
07/31/2003 – 03/31/2004	10.00	0.31	0.88	1.19	(0.34)	(0.01)
Administrative Class
10/29/2004 – 03/31/2005	10.98	0.21	(0.05)	0.16	(0.22)	(0.05)
Emerging Markets Bond Fund
Institutional Class
03/31/2005	$10.73	$0.45	$0.29	$0.74	$(0.49)	$(0.40)
03/31/2004	10.05	0.49	1.81	2.30	(0.54)	(1.08)
03/31/2003	9.60	0.64	0.76	1.40	(0.70)	(0.25)
03/31/2002	8.40	0.75	1.73	2.48	(0.78)	(0.50)
03/31/2001	8.61	0.82	0.20	1.02	(0.83)	(0.40)
Administrative Class
03/31/2005	10.73	0.42	0.30	0.72	(0.47)	(0.40)
03/31/2004	10.05	0.52	1.75	2.27	(0.51)	(1.08)
03/31/2003	9.60	0.61	0.76	1.37	(0.67)	(0.25)
03/31/2002	8.40	0.74	1.72	2.46	(0.76)	(0.50)
03/31/2001	8.61	0.80	0.20	1.00	(0.81)	(0.40)
European Convertible Fund
Institutional Class
03/31/2005	$12.50	$0.10	$0.71	$0.81	$0.66	$(0.26)
03/31/2004	10.24	0.14	2.49	2.63	(0.31)	(0.06)
03/31/2003	9.51	0.10	0.84	0.94	(0.21)	0.00
03/31/2002	9.97	0.17	(0.05)	0.12	(0.23)	(0.35)
11/30/2000 – 03/31/2001	10.00	0.04	(0.03)	0.01	(0.04)	0.00

93	PIMCO Funds

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000’s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets++	Portfolio Turnover Rate

$0.00	$(0.42)	$9.96	1.58%	$76,703	0.47%		4.15%	59%
0.00	(0.42)	10.22	4.17	73,136	0.47		4.11	137
0.00	(0.50)	10.22	5.55	89,240	0.47		4.33	101
0.00	(0.87)	10.16	4.15	83,656	0.50	(c)	4.68	94
0.00	(0.49)	10.60	10.60	87,531	0.50		4.62	257

0.00	(0.39)	9.96	1.33	1,760	0.72		3.90	59
0.00	(0.39)	10.22	3.91	2,117	0.72		3.88	137
0.00	(0.47)	10.22	5.27	3,578	0.72		3.95	101
0.00	(0.84)	10.16	3.90	1,612	0.75	(e)	4.51	94
0.00	(0.47)	10.60	10.36	1,717	0.74		4.28	257

$0.00	$(0.41)	$10.30	2.85%	$11,060	0.47%		3.97%	46%
0.00	(0.46)	10.42	5.08	10,800	0.47		4.01	157
0.00	(0.47)	10.36	8.15	9,290	0.49	(b)	4.44	221
0.00	(0.77)	10.02	4.20	9,670	0.49		3.78	164
0.00	(0.86)	10.35	12.49	11,941	0.49	+	4.76 +	338

0.00	(0.38)	10.30	2.59	11	0.72		3.72	46
0.00	(0.43)	10.42	4.84	11	0.72		3.79	157
0.00	(0.27)	10.36	2.98	10	0.72	+	3.68 +	221

$0.00	$(0.35)	$11.94	2.08%	$58,894	0.66	% (g)	0.91%	118%
0.00	(0.56)	12.04	34.46	13,666	0.66	(g)	2.00	365
0.00	(0.36)	9.40	(6.34)	11,469	0.67	(g)	2.92	187
0.00	(0.65)	10.42	(2.26)	14,794	0.73	(g)	1.76	307
0.00	(0.95)	11.33	(23.00)	65,980	0.67	(g)	0.08	225

0.00	(0.28)	12.19	1.85	10	0.95	((h)	(0.44)	118
0.00	(0.55)	12.24	34.10	944	0.91	(h)	(0.16)	365
0.00	(0.33)	9.56	(7.00)	8	0.92	(h)	2.71	187
0.00	(0.44)	10.64	(2.42)	8	1.01	(h)	1.27	307
0.00	(0.91)	11.36	(16.25)	322	0.90	+	(0.32)+	225

$0.00	$(0.60)	$10.87	5.99%	$897,441	0.75%		4.97%	44%
0.00	(0.35)	10.84	12.02	676,454	0.75	+ (i)	4.55 +	33

0.00	(0.27)	10.87	1.35	3,603	1.00		4.61 +	44

$0.00	$(0.89)	$10.58	7.18%	$1,434,181	0.85%		4.25%	415%
0.00	(1.62)	10.73	23.86	779,572	0.85		4.55	461
0.00	(0.95)	10.05	16.11	445,720	0.87	(j)	6.95	388
0.00	(1.28)	9.60	31.46	177,399	0.92	(j)	8.25	620
0.00	(1.23)	8.40	12.94	46,239	0.93	(j)	9.73	902

	(0.87)	10.58	6.91	18,282	1.10		3.98	415
0.00	(1.59)	10.73	23.55	10,108	1.10		4.72	461
0.00	(0.92)	10.05	15.85	31,735	1.12	(k)	6.58	388
0.00	(1.26)	9.60	31.11	11,685	1.19	(k)	8.28	620
0.00	(1.21)	8.40	12.65	7,793	1.17	(k)	9.46	902

$0.00	$(0.92)	$12.39	6.45%	$114,598	0.76	% (l)	0.79%	113%
0.00	(0.37)	12.50	25.85	106,198	0.75		1.12	55
0.00	(0.21)	10.24	9.98	4,383	0.75		1.01	137
0.00	(0.58)	9.51	1.28	5,057	0.80	(l)	1.76	222
0.00	(0.04)	9.97	0.10	4,997	0.75	+ (m)	1.27 +	175

Prospectus	94

Financial Highlights (continued)

Year or Period Ended	Net Asset Value Beginning of Period	Net Investment Income (Loss)++(a)	Net Realized and Unrealized Gain (Loss) on Investments++(a)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains
Floating Income Fund
Institutional Class
07/30/2004 – 03/31/2005	$10.00	$0.19	$0.19	$0.38	$(0.21)	$0.00
Foreign Bond Fund (Unhedged)
Institutional Class
04/30/2004 – 03/31/2005	$10.00	$0.23	$0.89	$1.12	$(0.18)	$(0.11)
Foreign Bond Fund (U.S. Dollar-Hedged)
Institutional Class
03/31/2005	$10.52	$0.30	$0.32	$0.62	$(0.27)	$(0.31)
03/31/2004	10.70	0.35	0.01	0.36	(0.33)	(0.21)
03/31/2003	10.39	0.47	0.50	0.97	(0.27)	(0.25)
03/31/2002	10.32	0.48	0.09	0.57	(0.48)	(0.02)
03/31/2001	10.03	0.59	0.50	1.09	(0.59)	(0.21)
Administrative Class
03/31/2005	10.52	0.28	0.32	0.60	(0.25)	(0.31)
03/31/2004	10.70	0.33	0.00	0.33	(0.30)	(0.21)
03/31/2003	10.39	0.44	0.52	0.96	(0.27)	(0.25)
03/31/2002	10.32	0.45	0.09	0.54	(0.45)	(0.02)
03/31/2001	10.03	0.56	0.50	1.06	(0.56)	(0.21)
Global Bond Fund (Unhedged)
Institutional Class
03/31/2005	$10.48	$0.27	$0.39	$0.66	$(0.23)	$(0.75)
03/31/2004	10.11	0.32	1.13	1.45	(0.29)	(0.79)
03/31/2003	8.33	0.47	1.73	2.20	(0.42)	0.00
03/31/2002	8.45	0.43	(0.13)	0.30	(0.41)	0.00
03/31/2001	9.01	0.50	(0.58)	(0.08)	(0.06)	0.00
Administrative Class
03/31/2005	10.48	0.24	0.39	0.63	(0.20)	(0.75)
03/31/2004	10.11	0.31	1.11	1.42	(0.26)	(0.79)
03/31/2003	8.33	0.44	1.74	2.18	(0.40)	0.00
03/31/2002	8.45	0.41	(0.13)	0.28	(0.39)	0.00
03/31/2001	9.01	0.48	(0.58)	(0.10)	(0.06)	0.00
Global Bond Fund (U.S. Dollar-Hedged)
Institutional Class
03/31/2005	$10.03	$0.27	$0.21	$0.48	$(0.24)	$(0.27)
03/31/2004	10.10	0.30	0.09	0.39	(0.29)	(0.17)
03/31/2003	9.42	0.44	0.64	1.08	(0.40)	0.00
03/31/2002	9.61	0.44	0.11	0.55	(0.43)	(0.31)
03/31/2001	9.41	0.57	0.49	1.06	(0.56)	(0.30)
Administrative Class
03/31/2005	10.03	0.25	0.21	0.46	(0.22)	(0.27)
09/30/2003 – 03/31/2004	10.00	0.13	0.20	0.33	(0.13)	(0.17)
GNMA Fund
Institutional Class
03/31/2005	$11.09	$0.26	$0.04	$0.30	$(0.29)	$(0.09)
03/31/2004	11.05	0.14	0.32	0.46	(0.30)	(0.12)
03/31/2003	10.67	0.24	0.67	0.91	(0.28)	(0.25)
03/31/2002	10.44	0.39	0.46	0.85	(0.50)	(0.12)
03/31/2001	9.89	0.63	0.60	1.23	(0.63)	(0.05)
High Yield Fund
Institutional Class
03/31/2005	$9.69	$0.67	$0.02	$0.69	$(0.68)	$0.00
03/31/2004	8.90	0.68	0.80	1.48	(0.69)	0.00
03/31/2003	9.19	0.72	(0.27)	0.45	(0.74)	0.00
03/31/2002	9.88	0.78	(0.68)	0.10	(0.79)	0.00
03/31/2001	10.22	0.90	(0.33)	0.57	(0.91)	0.00
Administrative Class
03/31/2005	9.69	0.64	0.02	0.66	(0.65)	0.00
03/31/2004	8.90	0.66	0.80	1.46	(0.67)	0.00
03/31/2003	9.19	0.70	(0.27)	0.43	(0.72)	0.00
03/31/2002	9.88	0.76	(0.68)	0.08	(0.77)	0.00
03/31/2001	10.22	0.88	(0.33)	0.55	(0.89)	0.00
Investment Grade Corporate Bond Fund
Institutional Class
03/31/2005	$10.86	$0.43	$(0.28)	$0.15	$(0.43)	$(0.20)
03/31/2004	10.49	0.49	0.61	1.10	(0.49)	(0.24)
03/31/2003	10.10	0.41	0.93	1.34	(0.59)	(0.36)
03/31/2002	10.68	0.73	(0.08)	0.65	(0.74)	(0.49)
04/28/2000 – 03/31/2001	10.00	0.72	0.72	1.44	(0.72)	(0.04)
Administrative Class
03/31/2005	10.86	0.41	(0.28)	0.13	(0.41)	(0.20)
03/31/2004	10.49	0.43	0.64	1.07	(0.46)	(0.24)
09/30/2002 – 03/31/2003	10.33	0.29	0.52	0.81	(0.29)	(0.36)

95	PIMCO Funds

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000’s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets++	Portfolio Turnover Rate

$0.00	$(0.21)	$10.17	3.87%	$723,725	0.55	%+	2.81%+	18%

$0.00	$(0.29)	$10.83	11.27%	$992,593	0.50	%+(d)	2.27%+	344%

$0.00	$(0.58)	$10.56	6.06%	$1,185,669	0.50%		2.90%	477%
0.00	(0.54)	10.52	3.46	949,420	0.51	(n)	3.30	711
(0.14)	(0.66)	10.70	9.58	800,237	0.50		4.40	589
0.00	(0.50)	10.39	5.68	511,247	0.51	(n)	4.61	434
0.00	(0.80)	10.32	11.34	482,480	0.54	(n)	5.89	417

0.00	(0.56)	10.56	5.80	62,996	0.75		2.65	477
0.00	(0.51)	10.52	3.21	44,548	0.76	(l)	3.05	711
(0.13)	(0.65)	10.70	9.49	31,805	0.75		4.15	589
0.00	(0.47)	10.39	5.42	21,565	0.76	(l)	4.33	434
0.00	(0.77)	10.32	11.06	17,056	0.78	(l)	5.47	417

$0.00	$(0.98)	$10.16	6.30%	$1,220,538	0.55%		2.60%	278%
0.00	(1.08)	10.48	14.84	874,145	0.56	(o)	3.13	649
0.00	(0.42)	10.11	26.89	497,829	0.56	(o)	5.04	483
(0.01)	(0.42)	8.33	3.52	300,625	0.56	(o)	5.03	355
(0.42)	(0.48)	8.45	(0.83)	307,686	0.57	(o)	5.79	416

0.00	(0.95)	10.16	6.03	56,706	0.80		2.36	278
0.00	(1.05)	10.48	14.57	41,821	0.81	(p)	2.93	649
0.00	(0.40)	10.11	26.59	37.875	0.81	(p)	4.63	483
(0.01)	(0.40)	8.33	3.26	5,946	0.80		4.81	355
(0.40)	(0.46)	8.45	(1.07)	2,142	0.81	(p)	5.54	416

$0.00	$(0.51)	$10.00	4.89%	$126,788	0.55%		2.71%	245%
0.00	(0.46)	10.03	3.98	115,430	0.56	(o)	2.97	577
0.00	(0.40)	10.10	11.70	114,956	0.57	(o)	4.44	413
0.00	(0.74)	9.42	5.84	66,036	0.56	(o)	4.62	373
0.00	(0.86)	9.61	11.87	62,895	0.58	(o)	6.03	422

0.00	(0.49)	10.00	4.63	11	0.80		2.47	245
0.00	(0.30)	10.03	2.41	10	0.81	(p)	2.59	577

$0.00	$(0.38)	$11.01	2.72%	$422,890	0.50%		2.31%	1,209%
0.00	(0.42)	11.09	4.17	206,674	0.52	(n)	1.23	1,409
0.00	(0.53)	11.05	8.68	94,432	0.50		2.18	763
0.00	(0.62)	10.67	8.36	35,144	0.54	(n)	3.61	1,292
0.00	(0.68)	10.44	12.96	9,963	0.50		6.29	808

$0.00	$(0.68)	$9.70	7.30%	$2,977,651	0.50%		6.87%	62%
0.00	(0.69)	9.69	17.09	3,084,338	0.50		7.18	105
0.00	(0.74)	8.90	5.58	2,730,996	0.50		8.41	129
0.00	(0.79)	9.19	1.07	1,869,413	0.50		8.28	96
0.00	(0.91)	9.88	5.85	1,182,954	0.50		8.90	53

0.00	(0.65)	9.70	7.03	670,763	0.75		6.61	62
0.00	(0.67)	9.69	16.80	668,731	0.75		6.91	105
0.00	(0.72)	8.90	5.33	439,519	0.75		8.16	129
0.00	(0.77)	9.19	0.83	640,550	0.75		8.04	96
0.00	(0.89)	9.88	5.59	462,899	0.75		8.78	53

$0.00	$(0.63)	$10.38	1.41%	$30,319	0.50%		4.11%	57%
0.00	(0.73)	10.86	10.86	30,268	0.51	(n)	4.57	141
0.00	(0.95)	10.49	13.87	23,079	0.51	(n)	3.96	681
0.00	(1.23)	10.10	6.34	6,092	0.50		6.92	512
0.00	(0.76)	10.68	15.00	5,751	0.50	+	7.54 +	253

0.00	(0.61)	10.38	1.16	935	0.75		3.87	57
0.00	(0.70)	10.86	10.58	807	0.75		4.04	141
0.00	(0.65)	10.49	8.09	11	0.76	+ (l)	5.62 +	681

Prospectus	96

Financial Highlights (continued)

Year or Period Ended	Net Asset Value Beginning of Period	Net Investment Income (Loss)++(a)	Net Realized and Unrealized Gain (Loss) on Investments++(a)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains
Long-Term U.S. Government Fund
Institutional Class
03/31/2005	$11.35	$0.34	$(0.22)	$0.12	$(0.35)	$(0.35)
03/31/2004	11.12	0.40	0.46	0.86	(0.41)	(0.22)
03/31/2003	9.96	0.47	1.64	2.11	(0.48)	(0.47)
03/31/2002	10.65	0.67	(0.39)	0.28	(0.67)	(0.30)
03/31/2001	9.79	0.62	0.85	1.47	(0.61)	0.00
Administrative Class
03/31/2005	11.35	0.32	(0.23)	0.09	(0.32)	(0.35)
03/31/2004	11.12	0.37	0.47	0.84	(0.39)	(0.22)
03/31/2003	9.96	0.44	1.64	2.08	(0.45)	(0.47)
03/31/2002	10.65	0.64	(0.39)	0.25	(0.64)	(0.30)
03/31/2001	9.79	0.40	1.05	1.45	(0.59)	0.00
Low Duration Fund
Institutional Class
03/31/2005	$10.31	$0.21	$(0.12)	$0.09	$(0.23)	$(0.06)
03/31/2004	10.33	0.21	0.07	0.28	(0.25)	(0.05)
03/31/2003	10.06	0.35	0.45	0.80	(0.39)	(0.14)
03/31/2002	10.03	0.54	0.04	0.58	(0.54)	(0.01)
03/31/2001	9.81	0.68	0.21	0.89	(0.67)	0.00
Administrative Class
03/31/2005	10.31	0.19	(0.13)	0.06	(0.20)	(0.06)
03/31/2004	10.33	0.18	0.08	0.26	(0.23)	(0.05)
03/31/2003	10.06	0.33	0.44	0.77	(0.36)	(0.14)
03/31/2002	10.03	0.50	0.05	0.55	(0.51)	(0.01)
03/31/2001	9.81	0.62	0.25	0.87	(0.65)	0.00
Low Duration Fund II
Institutional Class
03/31/2005	$9.89	$0.20	$(0.14)	$0.06	$(0.22)	$0.00
03/31/2004	10.02	0.20	(0.03)	0.17	(0.25)	(0.05)
03/31/2003	9.77	0.33	0.40	0.73	(0.37)	(0.11)
03/31/2002	9.98	0.52	0.05	0.57	(0.51)	(0.27)
03/31/2001	9.69	0.62	0.29	0.91	(0.62)	0.00
Administrative Class
03/31/2005	9.89	0.18	(0.15)	0.03	(0.19)	0.00
03/31/2004	10.02	0.20	(0.05)	0.15	(0.23)	(0.05)
03/31/2003	9.77	0.31	0.39	0.70	(0.34)	(0.11)
03/31/2002	9.98	0.42	0.12	0.54	(0.48)	(0.27)
03/31/2001	9.69	0.59	0.30	0.89	(0.60)	0.00
Low Duration Fund III
Institutional Class
03/31/2005	$10.15	$0.19	$(0.11)	$0.08	$(0.20)	$(0.09)
03/31/2004	10.24	0.19	0.01	0.20	(0.23)	(0.06)
03/31/2003	9.99	0.39	0.47	0.86	(0.42)	(0.19)
03/31/2002	9.87	0.45	0.16	0.61	(0.46)	(0.03)
03/31/2001	9.66	0.64	0.21	0.85	(0.64)	0.00
Administrative Class
03/31/2005	10.15	0.16	(0.11)	0.05	(0.17)	(0.09)
03/31/2004	10.24	0.17	0.00	0.17	(0.20)	(0.06)
03/31/2003	9.99	0.37	0.47	0.84	(0.40)	(0.19)
03/31/2002	9.87	0.43	0.16	0.59	(0.44)	(0.03)
03/31/2001	9.66	0.63	0.20	0.83	(0.62)	0.00
Moderate Duration Fund
Institutional Class
03/31/2005	$10.56	$0.24	$(0.15)	$0.09	$(0.26)	$(0.19)
03/31/2004	10.46	0.26	0.32	0.58	(0.31)	(0.17)
03/31/2003	10.03	0.43	0.72	1.15	(0.44)	(0.28)
03/31/2002	10.00	0.46	0.23	0.69	(0.47)	(0.19)
03/31/2001	9.52	0.64	0.47	1.11	(0.63)	0.00

97	PIMCO Funds

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000’s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets++	Portfolio Turnover Rate

$0.00	$(0.70)	$10.77	1.17%	$604,056	0.50%		3.13%	321%
0.00	(0.63)	11.35	8.12	296,982	0.51	(n)	3.61	588
0.00	(0.95)	11.12	21.74	380,638	0.50		4.35	427
0.00	(0.97)	9.96	2.51	65,291	0.52	(n)	6.40	682
0.00	(0.61)	10.65	15.52	234,088	0.56	(n)	6.16	1,046

0.00	(0.67)	10.77	0.92	110,640	0.75		2.91	321
0.00	(0.61)	11.35	7.85	154,879	0.76	(l)	3.36	588
0.00	(0.92)	11.12	21.44	170,280	0.75		3.97	427
0.00	(0.94)	9.96	2.25	246,304	0.77	(l)	6.07	682
0.00	(0.59)	10.65	15.24	77,435	0.80	(l)	3.94	1,046

$0.00	$(0.29)	$10.11	0.90%	$9,297,898	0.43%		2.08%	278%
0.00	(0.30)	10.31	2.74	9,779,729	0.43		2.00	247
0.00	(0.53)	10.33	8.07	7,371,811	0.43		3.42	218
0.00	(0.55)	10.06	5.91	4,230,041	0.43		5.27	569
0.00	(0.67)	10.03	9.44	3,950,592	0.49	(q)	6.86	348

0.00	(0.26)	10.11	0.65	418,335	0.68		1.83	278
0.00	(0.28)	10.31	2.49	465,152	0.68		1.75	247
0.00	(0.50)	10.33	7.81	396,817	0.68		3.19	218
0.00	(0.52)	10.06	5.65	261,061	0.68		4.89	569
0.00	(0.65)	10.03	9.17	151,774	0.74	(r)	6.31	348

$0.00	$(0.22)	$9.73	0.58%	$554,968	0.50%		2.05%	308%
0.00	(0.30)	9.89	1.80	701,628	0.50		2.06	234
0.00	(0.48)	10.02	7.53	476,083	0.50		3.33	293
0.00	(0.78)	9.77	5.75	360,070	0.50		5.21	582
0.00	(0.62)	9.98	9.74	636,542	0.50		6.37	382

0.00	(0.19)	9.73	0.33	996	0.75		1.80	308
0.00	(0.28)	9.89	1.56	1,313	0.75		2.00	234
0.00	(0.45)	10.02	7.26	1,536	0.75		3.08	293
0.00	(0.75)	9.77	5.48	626	0.75		4.18	582
0.00	(0.60)	9.98	9.50	82	0.75		6.06	382

$0.00	$(0.29)	$9.94	0.73%	$99,961	0.50%		1.85%	390%
0.00	(0.29)	10.15	2.02	87,641	0.52 (	n)	1.86	216
0.00	(0.61)	10.24	8.83	65,441	0.50		3.82	230
0.00	(0.49)	9.99	6.33	57,195	0.51	(n)	4.52	598
0.00	(0.64)	9.87	9.06	42,924	0.50		6.54	419

0.00	(0.29)	9.94	0.46	17	0.75		1.59	390
0.00	(0.26)	10.15	1.75	14	0.77	(l)	1.71	216
0.00	(0.59)	10.24	8.57	17	0.75		3.63	230
0.00	(0.47)	9.99	6.06	16	0.76	(l)	4.30	598
0.00	(0.62)	9.87	8.82	11	0.75		6.50	419

$0.00	$(0.45)	$10.20	0.82%	$1,917,803	0.45%		2.34%	447%
0.00	(0.48)	10.56	5.74	1,583,593	0.45		2.45	183
0.00	(0.72)	10.46	11.75	1,085,141	0.45		4.15	458
0.00	(0.66)	10.03	7.09	767,037	0.45		4.58	490
0.00	(0.63)	10.00	12.09	576,911	0.45		6.56	377

Prospectus	98

Financial Highlights (continued)

Year or Period Ended	Net Asset Value Beginning of Period	Net Investment Income (Loss)++(a)	Net Realized and Unrealized Gain (Loss) on Investments++(a)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains
Money Market Fund
Institutional Class
03/31/2005	$1.00	$0.01	$0.00	$0.01	$(0.01)	$0.00
03/31/2004	1.00	0.01	0.00	0.01	(0.01)	0.00
03/31/2003	1.00	0.01	0.00	0.01	(0.01)	0.00
03/31/2002	1.00	0.03	0.00	0.03	(0.03)	0.00
03/31/2001	1.00	0.06	0.00	0.06	(0.06)	0.00
Administrative Class
03/31/2005	1.00	0.01	0.00	0.01	(0.01)	0.00
03/31/2004	1.00	0.01	0.00	0.01	(0.01)	0.00
03/31/2003	1.00	0.01	0.00	0.01	(0.01)	0.00
03/31/2002	1.00	0.03	0.00	0.03	(0.03)	0.00
03/31/2001	1.00	0.06	0.00	0.06	(0.06)	0.00
Municipal Bond Fund
Institutional Class
03/31/2005	$10.32	$0.43	$(0.19)	$0.24	$(0.42)	$0.00
03/31/2004	10.18	0.42	0.14	0.56	(0.42)	0.00
03/31/2003	10.03	0.46	0.18	0.64	(0.46)	(0.03)
03/31/2002	10.02	0.50	0.12	0.62	(0.50)	(0.11)
03/31/2001	9.47	0.48	0.54	1.02	(0.47)	0.00
Administrative Class
03/31/2005	10.32	0.40	(0.19)	0.21	(0.39)	0.00
03/31/2004	10.18	0.39	0.14	0.53	(0.39)	0.00
03/31/2003	10.03	0.43	0.19	0.62	(0.44)	(0.03)
03/31/2002	10.02	0.45	0.15	0.60	(0.48)	(0.11)
03/31/2001	9.47	0.45	0.55	1.00	(0.45)	0.00
New York Municipal Bond Fund
Institutional Class
03/31/2005	$10.87	$0.37	$(0.10)	$0.27	$(0.37)	$0.00
03/31/2004	10.68	0.37	0.21	0.58	(0.37)	(0.02)
03/31/2003	10.35	0.44	0.45	0.89	(0.44)	(0.12)
03/31/2002	10.64	0.49	0.17	0.66	(0.49)	(0.46)
03/31/2001	9.94	0.45	0.79	1.24	(0.45)	(0.09)
Real Return Fund
Institutional Class
03/31/2005	$11.79	$0.40	$(0.01)	$0.39	$(0.44)	$(0.32)
03/31/2004	11.42	0.37	0.91	1.28	(0.40)	(0.51)
03/31/2003	10.29	0.51	1.30	1.81	(0.53)	(0.15)
03/31/2002	10.40	0.42	0.06	0.48	(0.49)	(0.10)
03/31/2001	9.92	0.76	0.60	1.36	(0.80)	(0.08)
Administrative Class
03/31/2005	11.79	0.39	(0.03)	0.36	(0.41)	(0.32)
03/31/2004	11.42	0.31	0.94	1.25	(0.37)	(0.51)
03/31/2003	10.29	0.50	1.28	1.78	(0.50)	(0.15)
03/31/2002	10.40	0.32	0.13	0.45	(0.46)	(0.10)
04/28/2000 – 03/31/2001	9.95	0.62	0.58	1.20	(0.67)	(0.08)
Real Return Fund II
Institutional Class
03/31/2005	$11.55	$0.45	$(0.11)	$0.34	$(0.44)	$(0.16)
03/31/2004	10.91	0.30	0.86	1.16	(0.34)	(0.18)
03/31/2003	9.93	0.48	1.27	1.75	(0.49)	(0.28)
02/28/2002 – 03/31/2002	10.00	0.05	(0.07)	(0.02)	(0.05)	0.00
Short Duration Municipal Income Fund
Institutional Class
03/31/2005	$10.17	$0.28	$(0.22)	$0.06	$(0.28)	$0.00
03/31/2004	10.16	0.22	0.01	0.23	(0.22)	0.00
03/31/2003	10.17	0.27	(0.02)	0.25	(0.26)	0.00
03/31/2002	10.16	0.38	0.05	0.43	(0.38)	(0.04)
03/31/2001	9.99	0.45	0.16	0.61	(0.44)	0.00
Administrative Class
03/31/2005	10.17	0.24	(0.20)	0.04	(0.26)	0.00
03/31/2004	10.16	0.18	0.02	0.20	(0.19)	0.00
10/22/2002 – 03/31/2003	10.12	0.11	0.04	0.15	(0.11)	0.00

99	PIMCO Funds

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000’s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets++	Portfolio Turnover Rate

$0.00	$(0.01)	$1.00	1.39%	$180,093	0.34%		1.35%	N/A
0.00	(0.01)	1.00	0.78	162,169	0.35		0.76	N/A
0.00	(0.01)	1.00	1.34	133,701	0.35		1.28	N/A
0.00	(0.03)	1.00	2.91	104,369	0.35		2.87	N/A
0.00	(0.06)	1.00	6.20	135,990	0.35		6.02	N/A

0.00	(0.01)	1.00	1.15	34,543	0.57		1.13	N/A
0.00	(0.01)	1.00	0.53	7,035	0.60		0.53	N/A
0.00	(0.01)	1.00	1.08	17,522	0.60		1.14	N/A
0.00	(0.03)	1.00	2.65	13,360	0.60		2.33	N/A
0.00	(0.06)	1.00	5.94	7,165	0.60		5.75	N/A

$0.00	$(0.42)	$10.14	2.35%	$131,443	0.49%		4.20%	64%
0.00	(0.42)	10.32	5.57	126,522	0.49		4.06	115
0.00	(0.49)	10.18	6.48	100,773	0.49		4.47	108
0.00	(0.61)	10.03	6.32	51,622	0.50		4.95	231
0.00	(0.47)	10.02	11.13	23,478	0.50		4.89	306

0.00	(0.39)	10.14	2.09	2,690	0.74		3.97	64
0.00	(0.39)	10.32	5.31	24,245	0.74		3.81	115
0.00	(0.47)	10.18	6.22	69,661	0.74		4.22	108
0.00	(0.59)	10.03	6.07	41,816	0.74		4.41	231
0.00	(0.45)	10.02	10.86	4,811	0.75	(e)	4.66	306

$0.00	$(0.37)	$10.77	2.56%	$2,978	0.47%		3.41%	42%
0.00	(0.39)	10.87	5.49	2,068	0.47		3.40	147
0.00	(0.56)	10.68	8.79	3,108	0.48	(b)	4.10	227
0.00	(0.95)	10.35	6.46	2,882	0.49		4.57	204
0.00	(0.54)	10.64	12.77	3,753	0.50	(c)	4.41	973

$0.00	$(0.76)	$11.42	3.46%	$4,871,247	0.45%		3.53%	369%
0.00	(0.91)	11.79	11.74	3,416,647	0.45		3.26	308
0.00	(0.68)	11.42	17.99	2,046,641	0.47	(s)(t)	4.62	191
0.00	(0.59)	10.29	4.68	1,250,056	0.47	(s)(t)	4.12	237
0.00	(0.88)	10.40	14.44	557,849	0.54	(n)	7.55	202

	(0.73)	11.42	3.20	1,040,102	0.70		3.38	369
0.00	(0.88)	11.79	11.47	870,562	0.70		2.74	308
0.00	(0.65)	11.42	17.67	319,993	0.72	(u)	4.50	191
0.00	(0.56)	10.29	4.39	298,192	0.71	(t)	3.11	237
0.00	(0.75)	10.40	12.70	51,359	0.80	+ (l)	6.59 +	202

$0.00	$(0.60)	$11.29	3.12%	$56,926	0.45%		3.99%	147%
0.00	(0.52)	11.55	10.94	62,946	0.45		2.74	167
0.00	(0.77)	10.91	18.14	19,410	0.46	(s)	4.50	170
0.00	(0.05)	9.93	(0.22)	15,969	0.45	+	5.48 +	0

$0.00	$(0.28)	$9.95	0.63%	$118,485	0.37	%(f)	2.83%	104%
0.00	(0.22)	10.17	2.25	110,601	0.39		2.13	226
0.00	(0.26)	10.16	2.52	75,543	0.39		2.64	152
0.00	(0.42)	10.17	4.30	30,906	0.39		3.75	107
0.00	(0.44)	10.16	6.22	13,645	0.40	(v)	4.48	208

0.00	(0.26)	9.95	0.42	10	0.63	(f)	2.42	104
0.00	(0.19)	10.17	1.98	2.49	0.64		1.80	226
0.00	(0.11)	10.16	1.48	715	0.64	+	2.42 +	152

Prospectus	100

Financial Highlights (continued)

Year or Period Ended	Net Asset Value Beginning of Period	Net Investment Income (Loss)++(a)	Net Realized and Unrealized Gain (Loss) on Investments++(a)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains
Short-Term Fund
Institutional Class
03/31/2005	$10.07	$0.18	$(0.03)	$0.15	$(0.18)	$(0.03)
03/31/2004	10.04	0.15	0.06	0.21	(0.17)	(0.01)
03/31/2003	10.00	0.28	0.06	0.35	(0.29)	(0.02)
03/31/2002	10.03	0.39	0.02	0.41	(0.42)	(0.02)
03/31/2001	9.95	0.64	0.10	0.74	(0.64)	(0.02)
Administrative Class
03/31/2005	10.07	0.16	(0.03)	0.13	(0.16)	(0.03)
03/31/2004	10.04	0.12	0.07	0.19	(0.15)	(0.01)
03/31/2003	10.00	0.26	0.07	0.33	(0.27)	(0.02)
03/31/2002	10.03	0.29	0.09	0.38	(0.39)	(0.02)
03/31/2001	9.95	0.60	0.12	0.72	(0.62)	(0.02)
StocksPLUS Fund
Institutional Class
03/31/2005	$9.67	$0.14	$0.41	$0.55	$(0.53)	$0.00
03/31/2004	7.72	0.10	2.58	2.68	(0.73)	0.00
03/31/2003	10.11	0.22	(2.48)	(2.26)	(0.13)	0.00
03/31/2002	10.20	0.42	(0.26)	0.16	(0.25)	0.00
03/31/2001	14.15	0.84	(3.62)	(2.78)	(0.26)	(0.91)
Administrative Class
03/31/2005	9.46	0.10	0.41	0.51	(0.48)	0.00
03/31/2004	7.57	0.07	2.53	2.60	(0.71)	0.00
03/31/2003	9.94	0.18	(2.43)	(2.25)	(0.12)	0.00
03/31/2002	10.08	0.38	(0.28)	0.10	(0.24)	0.00
03/31/2001	14.03	0.79	(3.58)	(2.79)	(0.25)	(0.91)
Total Return Mortgage Fund
Institutional Class
03/31/2005	$10.83	$0.31	$0.02	$0.33	$(0.31)	$(0.23)
03/31/2004	10.75	0.19	0.32	0.51	(0.31)	(0.12)
03/31/2003	10.35	0.26	0.71	0.97	(0.30)	(0.27)
03/31/2002	10.42	0.47	0.33	0.80	(0.47)	(0.40)
03/31/2001	9.97	0.63	0.63	1.26	(0.63)	(0.18)
Administrative Class
03/31/2005	10.83	0.25	0.06	0.31	(0.29)	(0.23)
03/31/2004	10.75	0.16	0.33	0.49	(0.29)	(0.12)
03/31/2003	10.35	0.24	0.70	0.94	(0.27)	(0.27)
12/13/2001 – 03/31/2002	10.31	0.10	0.04	0.14	(0.10)	0.00

+	Annualized
++	As a result of a change in generally accepted accounting principles, the Fund has reclassified periodic payments made or received for certain derivative instruments, which were previously included within miscellaneous income, to a component of realized gain (loss) in the Statement of Operations. The effects of these reclassifications are noted in the discussion of Swap Agreements in the Notes to the Financial Statements in the March 31, 2005 Annual Report.
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 0.47%.
(c)	Ratio of expenses to average net assets excluding interest expense is 0.49%.
(d)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.51%.
(e)	Ratio of expenses to average net assets excluding interest expense is 0.74%.
(f)	Effective October 1, 2004, the administrative expense was reduced by 0.15%.
(g)	Ratio of expenses to average net assets excluding interest expense is 0.65%.
(h)	Ratio of expenses to average net assets excluding interest expense is 0.90%.
(i)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.76%.
(j)	Ratio of expenses to average net assets excluding interest expense is 0.85%.
(k)	Ratio of expenses to average net assets excluding interest expense is 1.10%.
(l)	Ratio of expenses to average net assets excluding interest expense is 0.75%.
(m)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.78%.
(n)	Ratio of expenses to average net assets excluding interest expense is 0.50%.
(o)	Ratio of expenses to average net assets excluding interest expense is 0.55%.
(p)	Ratio of expenses to average net assets excluding interest expense is 0.80%.
(q)	Ratio of expenses to average net assets excluding interest expense is 0.43%.
(r)	Ratio of expenses to average net assets excluding interest expense is 0.68%.
(s)	Ratio of expenses to average net assets excluding interest expense is 0.45%.
(t)	Effective October 1, 2001, the administrative expense was reduced to 0.20%.
(u)	Ratio of expenses to average net assets excluding interest expense is 0.70%.
(v)	Ratio of expenses to average net assets excluding interest expense is 0.39%.
(w)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.62%.

101	PIMCO Funds

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000’s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets++	Portfolio Turnover Rate

$0.00	$(0.21)	$10.01	1.51%	$2,494,591	0.45%		1.76%	356%
0.00	(0.18)	10.07	2.10	2,460,266	0.45		1.50	268
0.00	(0.31)	10.04	3.60	1,720,546	0.45		2.81	77
0.00	(0.44)	10.00	4.11	1,053,121	0.57	(s)	3.90	131
0.00	(0.66)	10.03	7.65	524,693	1.01	(s)	6.41	121

0.00	(0.19)	10.01	1.25	715,605	0.70		1.59	356
0.00	(0.16)	10.07	1.84	333,485	0.70		1.25	268
0.00	(0.29)	10.04	3.34	258,495	0.70		2.59	77
0.00	(0.41)	10.00	3.85	290,124	0.74	(u)	2.91	131
0.00	(0.64)	10.03	7.40	4,610	1.25	(u)	6.00	121

$0.00	$(0.53)	$9.69	5.77%	$863,848	0.65%		1.44%	371%
0.00	(0.73)	9.67	35.04	737,385	0.65		1.06	287
0.00	(0.13)	7.72	(22.42)	329,912	0.65		2.60	282
0.00	(0.25)	10.11	1.53	410,288	0.66	(g)	4.19	455
0.00	(1.17)	10.20	(20.93)	420,050	0.65		6.49	270

0.00	(0.48)	9.49	5.49	129,230	0.90		1.02	371
0.00	(0.71)	9.46	34.68	488,076	0.90		0.79	287
0.00	(0.12)	7.57	(22.66)	124,597	0.90		2.25	282
0.00	(0.24)	9.94	0.92	80,683	0.90		3.81	455
0.00	(1.16)	10.08	(21.21)	35,474	0.90		6.24	270

$0.00	$(0.54)	$10.62	3.06%	$454,392	0.50%		2.93%	824%
0.00	(0.43)	10.83	4.89	59,811	0.55	(n)	1.75	993
0.00	(0.57)	10.75	9.48	69,700	0.50		2.44	844
0.00	(0.87)	10.35	7.86	20,635	0.50		4.44	1,193
0.00	(0.81)	10.42	13.14	20,314	0.50		6.22	848

0.00	(0.52)	10.62	2.83	11,264	0.75		2.28	824
0.00	(0.41)	10.83	4.63	14,996	0.80	(l)	1.56	993
0.00	(0.54)	10.75	9.22	14,920	0.75		2.20	844
0.00	(0.10)	10.35	1.38	8,479	0.75	+	3.24 +	1,193

Prospectus	102

Appendix A

Description of Securities Ratings

A Fund’s investments may range in quality from securities rated in the lowest category in which the Fund is permitted to invest to securities rated in the highest category (as rated by Moody’s or S&P or, if unrated, determined by PIMCO to be of comparable quality). The percentage of a Fund’s assets invested in securities in a particular rating category will vary. The following terms are generally used to describe the credit quality of fixed income securities:

High Quality Debt Securities are those rated in one of the two highest rating categories (the highest category for commercial paper) or, if unrated, deemed comparable by PIMCO.

Investment Grade Debt Securities are those rated in one of the four highest rating categories or, if unrated, deemed comparable by PIMCO.

Below Investment Grade, High Yield Securities (“Junk Bonds”) are those rated lower than Baa by Moody’s or BBB by S&P and comparable securities. They are deemed predominately speculative with respect to the issuer’s ability to repay principal and interest.

The following is a description of Moody’s and S&P’s rating categories applicable to fixed income securities.

Moody's Investors Service, Inc.

Moody’s Long-Term Ratings: Bonds and Preferred Stock

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than with Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

A-1	PIMCO Funds

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody’s applies numerical modifiers, 1, 2, and 3 in each generic rating classified from Aa through Caa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Corporate Short-Term Debt Ratings

Moody’s short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. Obligations relying upon support mechanisms such as letters of credit and bonds of indemnity are excluded unless explicitly rated.

Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

Short-Term Municipal Bond Ratings

There are three rating categories for short-term municipal bonds that define an investment grade situation, which are listed below. In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents an evaluation of the degree of risk associated with scheduled principal and interest payments, and the other represents an evaluation of the degree of risk associated with the demand feature. The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1. MIG ratings terminate at the retirement of the obligation while VMIG rating expiration will be a function of each issue’s specific structural or credit features.

MIG 1/VMIG 1: This designation denotes superior quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

Prospectus A-2

MIG 2/VMIG 2: This designation denotes strong quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3: This designation denotes acceptable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

SG: This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

Standard & Poor's Ratings Service

Corporate and Municipal Bond Ratings

Investment Grade

AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions, or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Speculative Grade

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC: Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

A-3	PIMCO Funds

CC: The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C: The rating C is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI: The rating CI is reserved for income bonds on which no interest is being paid.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional ratings: The letter “p” indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

r: The “r” is attached to highlight derivative, hybrid, and certain other obligations that S&P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities.

The absence of an “r” symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R.: Not rated.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Commercial Paper Rating Definitions

An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from A for the highest quality obligations to D for the lowest. These categories are as follows:

A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B: Issues rated B are regarded as having only speculative capacity for timely payment.

Prospectus A-4

C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

A commercial paper rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to S&P by the issuer or obtained from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.

A-5	PIMCO Funds

PIMCO Funds

INVESTMENT ADVISER AND ADMINISTRATOR

PIMCO, 840 Newport Center Drive, Newport Beach, CA 92660

CUSTODIAN

State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO 64105

TRANSFER AGENT

Boston Financial Data Services - Midwest, 330 W. 9th Street, Kansas City, MO 64105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO 64105

LEGAL COUNSEL

Dechert LLP, 1775 I Street N.W., Washington, D.C. 20006

The Trust’s Statement of Additional Information (“SAI”) and annual and semi-annual reports to shareholders include additional information about the Funds. The SAI and the financial statements included in the Funds’ most recent annual report to shareholders are incorporated by reference into this Prospectus, which means they are part of this Prospectus for legal purposes. The Funds’ annual report discusses the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

You may review and copy information about the Trust, including its SAI, at the Securities and Exchange Commission’s public reference room in Washington, D.C. You may call the Commission at

1-202-942-8090 for information about the operation of the public reference room. You may also access reports and other information about the Trust on the Commission’s Web site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102, or by e-mailing your request to publicinfo@sec.gov.

You can also visit our Web site at www.pimco.com for additional information about the Funds, including the SAI and the annual and semi-annual reports.

You may get free copies of any of these materials, request other information about a Fund, or make shareholder inquiries by calling the Trust at 1-800-927-4648 or PIMCO Infolink Audio Response Network at 1-800-987-4626, or by writing to:

Reference the Trust’s Investment Company Act file number in your correspondence.
PIMCO Funds: 840 Newport Center Drive Newport Beach, CA 92660

Investment Company Act File No. 811-5028	15-25440-03

PIMCO Funds

840 Newport Center Drive

Newport Beach, CA 92660

PIMCO Funds

Prospectus

JULY 29, 2005

Strategic Markets Funds

Share Classes	REAL RETURN STRATEGY FUNDS:	INTERNATIONAL EQUITY-RELATED FUNDS
Ins Institutional	PIMCO CommodityRealReturn Strategy Fund	PIMCO European StocksPLUS TR Strategy Fund
Adm Administrative	PIMCO Real Return Asset Fund	PIMCO Far East (ex-Japan)
	PIMCO RealEstateRealReturnStrategy Fund	StocksPLUS TR Strategy Fund
PIMCO International StocksPLUS TR Strategy Fund
	DOMESTIC EQUITY-RELATED FUNDS:	PIMCO Japanese StocksPLUS TR Strategy Fund
PIMCO Fundamental IndexPLUS Fund
	PIMCO Fundamental IndexPLUS TR Fund	ACTIVE ASSET ALLOCATION FUNDS:
	PIMCO StocksPLUS Total Return Fund	PIMCO All Asset Fund
	PIMCO StocksPLUS TR Short Strategy Fund	PIMCO All Asset All Authority Fund
PIMCO StocksPLUS Municipal-Backed Fund

PIMCO Funds Prospectus

PIMCO Funds

July 29, 2005

Share Classes

Institutional

and

Administrative

This prospectus describes 14 mutual funds offered by PIMCO Funds (the “Trust”). The Funds provide access to the professional investment advisory services offered by Pacific Investment Management Company LLC (“PIMCO”). As of June 30, 2005, PIMCO managed approximately $493 billion in assets. The firm’s institutional heritage is reflected in the PIMCO Funds offered in this prospectus. Institutional and Administrative Class shares of other mutual funds offered by the Trust are offered through separate prospectuses.

This prospectus explains what you should know about the Funds before you invest. Please read it carefully.

The Securities and Exchange Commission has not approved or disapproved these securities, or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

1	PIMCO Funds

Prospectus	2

Summary Information

The table below compares certain investment characteristics of the Funds. Other important characteristics are described in the individual Fund Summaries beginning on page 5. Following the table are certain key concepts which are used throughout the prospectus.

		Main Investments	Duration	Credit Quality(1)	Non-U.S. Dollar Denominated Securities(2)
Strategic Asset Allocation Funds	All Asset	Other PIMCO Funds with certain limitations	Average of Funds held(3)	Average of Funds held(3)	Average of Funds held(3)
	All Asset All Authority	Other PIMCO Funds except the All Asset Fund	Average of Funds held(3)	Average of Funds held(3)	Average of Funds held(3)
Real Return Strategy Funds	Commodity- RealReturn Strategy	Commodity-linked derivatives backed by a portfolio of inflation-indexed and other fixed income securities	0-10 years	B to Aaa; max 10% below Baa	0-30%
	Real Return Asset	Inflation-indexed fixed income securities	+/- 4 years of its Index	B to Aaa; max 20% below Baa	0-30%
	RealEstateReal- Return Strategy	Real estate-linked derivative instruments backed by a portfolio of inflation-indexed and other fixed income securities	0-10 years	B to Aaa; max 10% below Baa	0-30%
Domestic Equity-Related Funds	Fundamental IndexPLUS	Research Affiliates Fundamental 1000 Index derivatives backed by a portfolio of short-term fixed-income securities	0-1 year	B to Aaa; max 10% below Baa	0-30%
	Fundamental IndexPLUS TR	Research Affiliates Fundamental 1000 Index derivatives backed by a portfolio of short and intermediate maturity fixed income securities	1-6 years	B to Aaa; max 10% below Baa	0-30%
	StocksPLUS Total Return	S&P 500 stock index derivatives backed by a portfolio of short and intermediate maturity fixed-income securities	1-6 years	B to Aaa; max 10% below Baa	0-30%
	StocksPLUS TR Short Strategy	Short S&P 500 stock index derivatives backed by a portfolio of fixed income securities	1-6 years	B to Aaa; max 10% below Baa	0-30%
	StocksPLUS Municipal-Backed	S&P 500 stock index derivatives backed by a portfolio of investment grade debt securities exempt from federal income tax	1-10 years	Baa to Aaa; max 10% Baa	0%
International Equity-Related Funds	European StocksPLUS TR Strategy	European equity derivatives backed by a portfolio of fixed income securities	1-6 years	B to Aaa; max 10% below Baa	0-30%(4)
	Far East (ex-Japan) StocksPLUS TR Strategy	Far Eastern (excluding Japan) equity derivatives backed by a portfolio of fixed income securities	1-6 years	B to Aaa; max 10% below Baa	0-30%(4)
	International StocksPLUS TR Strategy	Non-U.S. equity derivatives backed by a portfolio of fixed income securities	1-6 years	B to Aaa; max 10% below Baa	0-30%(4)
	Japanese StocksPLUS TR Strategy	Japanese equity derivatives backed by a portfolio of fixed income securities	1-6 years	B to Aaa; max 10% below Baa	0-30%(4)
(1)	As rated by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Service (“S&P”), or if unrated, determined by PIMCO to be of comparable quality.
(2)	Each Fund (except the StocksPLUS Municipal-Backed Fund) may invest beyond these limits in U.S. dollar-denominated securities of non-U.S. issuers.
(3)	The Fund does not invest in securities directly, but in other PIMCO Funds.
(4)	Limitation with respect to the Fund’s fixed income investments. The Fund may invest without limit in equity securities denominated in non-U.S. currencies.

Fixed Income Instruments

Consistent with each Fund’s investment policies, each Fund invests in “Fixed Income Instruments,” which as used in this prospectus includes:

•	securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (“U.S. Government Securities”);
•	corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;

3	PIMCO Funds

Summary Information (continued)

•	mortgage-backed and other asset-backed securities;
•	inflation-indexed bonds issued both by governments and corporations;
•	structured notes, including hybrid or “indexed” securities, event-linked bonds and loan participations;
•	delayed funding loans and revolving credit facilities;
•	bank certificates of deposit, fixed time deposits and bankers’ acceptances;
•	repurchase agreements and reverse repurchase agreements;
•	debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;
•	obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and
•	obligations of international agencies or supranational entities.

Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury.

The Funds may invest in derivatives based on Fixed Income Instruments.

Duration

Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. Similarly, a Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration. By way of example, the price of a bond fund with a duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point.

Credit Ratings

In this prospectus, references are made to credit ratings of debt securities, which measure an issuer’s expected ability to pay principal and interest over time. Credit ratings are determined by rating organizations, such as S&P or Moody’s. The following terms are generally used to describe the credit quality of debt securities depending on the security’s credit rating or, if unrated, credit quality as determined by PIMCO:

•	high quality
•	investment grade
•	below investment grade (“high yield securities” or “junk bonds”)

For a further description of credit ratings, see “Appendix A—Description of Securities Ratings.” As noted in Appendix A, Moody’s and S&P may modify their ratings of securities to show relative standing within a rating category, with the addition of numerical modifiers (1, 2 or 3) in the case of Moody’s, and with the addition of a plus (+) or minus (-) sign in the case of S&P. A Fund may purchase a security, regardless of any rating modification, provided the security is rated at or above the Fund’s minimum rating category. For example, a Fund may purchase a security rated B3 by Moody’s, or B- by S&P, provided the Fund may purchase securities rated B.

Fund Descriptions, Performance and Fees

The Funds provide a broad range of investment choices. The following summaries identify each Fund’s investment objective, principal investments and strategies, principal risks, performance information and fees and expenses. A more detailed “Summary of Principal Risks” describing principal risks of investing in the Funds begins after the Fund Summaries. Investors should be aware that the investments made by a Fund and the results achieved by a Fund at any given time are not expected to be the same as those made by other mutual funds for which PIMCO acts as investment adviser, including mutual funds with names, investment objectives and policies similar to the Funds. Please see “Disclosure of Portfolio Holdings” in the Statement of Additional Information for information about the availability of the complete schedule of each Fund’s holdings.

It is possible to lose money on investments in the Funds.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Investments made by the All Asset and All Asset All Authority Funds

The All Asset and All Asset All Authority Funds are intended for investors who prefer to have their asset allocation decisions made by professional money managers. The All Asset Fund may invest in any Funds of the Trust except the All Asset All Authority Fund. Though it is anticipated that the All Asset Fund will not currently invest in the European StocksPLUS TR Strategy, Far East (ex-Japan) StocksPLUS TR Strategy, Japanese StocksPLUS TR Strategy, StocksPLUS Municipal-Backed and StocksPLUS TR Short Strategy Funds, the Fund may invest in these Funds in the future, without shareholder approval, at the discretion of PIMCO. The All Asset All Authority Fund may invest in any Funds of the Trust except the All Asset Fund. The PIMCO Funds in which the All Asset and All Asset All Authority Funds invest are called Underlying Funds in this prospectus.

Prospectus	4

PIMCO All Asset Fund	Ticker Symbols: PAAIX (Inst. Class) PAALX (Admin. Class)

Principal Investments and Strategies	Investment Objective Seeks maximum real return, consistent with preservation of real capital and prudent investment management	Fund Focus Underlying PIMCO Funds Average Portfolio Duration Average of Funds held	Credit Quality Average of Funds held Dividend Frequency Declared and distributed quarterly

The Fund seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class shares of other Funds of the Trust except the All Asset All Authority Fund. Though it is anticipated that the Fund will not currently invest in the European StocksPLUS TR Strategy, Far East (ex-Japan) StocksPLUS TR Strategy, Japanese StocksPLUS TR Strategy, StocksPLUS Municipal-Backed and StocksPLUS Short Strategy Funds, the Fund may invest in these Funds in the future, without shareholder approval, at the discretion of PIMCO. The PIMCO Funds in which the All Asset Fund invests are called Underlying Funds in this prospectus. The Fund invests its assets in shares of the Underlying Funds and does not invest directly in stocks or bonds of other issuers. Research Affiliates, LLC, the Fund’s asset allocation sub-adviser, determines how the Fund allocates and reallocates its assets among the Underlying Funds. The asset allocation sub-adviser attempts to diversify the Fund’s assets broadly among the Underlying Funds. Please see the “Description of the Underlying Funds” in this prospectus for more information about the Underlying Funds.

The Fund may invest in any or all of the Underlying Funds, but will not normally invest in every Underlying Fund at any particular time. The Fund’s investment in a particular Underlying Fund normally will not exceed 50% of its total assets. The Fund’s combined investments in the Fundamental IndexPLUS, Fundamental IndexPLUS TR, International StocksPLUS TR Strategy, StocksPLUS and StocksPLUS Total Return Funds normally will not exceed 50% of total assets. In addition, the Fund’s combined investments in the CommodityRealReturn Strategy, Real Return, Real Return II, Real Return Asset and RealEstateRealReturn Strategy Funds normally will not exceed 75% of its total assets. The Fund’s assets are not allocated according to a predetermined blend of shares of the Underlying Funds. Instead, when making allocation decisions among the Underlying Funds, the Fund’s asset allocation sub-adviser considers various quantitative and qualitative data relating to the U.S. and foreign economies and securities markets. These data include projected growth trends in the U.S. and foreign economies, forecasts for interest rates and the relationship between short- and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity and fixed income markets and various segments within those markets, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends data relating to trade balances and labor information. The Fund’s asset allocation sub-adviser has the flexibility to reallocate the Fund’s assets among any or all of the Underlying Funds based on its ongoing analyses of the equity, fixed income and commodity markets, although these shifts are not expected to be large or frequent in nature. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

The Fund is a “fund of funds,” which is a term used to describe mutual funds that pursue their investment objective by investing in other mutual funds. The cost of investing in the Fund will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. By investing in the Fund, an investor will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Fund’s direct fees and expenses. In addition, the use of a fund of funds structure could affect the timing, amount and character of distributions to shareholders and may therefore increase the amount of taxes payable by shareholders. In addition to investing in the Underlying Funds, at the discretion of PIMCO and without shareholder approval, the Fund may invest in additional PIMCO Funds created in the future.

5	PIMCO Funds

PIMCO All Asset Fund (continued)

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect the net asset value, yield and total return of the Fund are:

• Allocation Risk	• Underlying Fund Risks	• Issuer Non-Diversification Risk

Among the principal risks of investing in the Underlying Funds, and consequently the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk • Variable Dividend Risk • Liquidity Risk • Derivatives Risk	• Commodity Risk • Equity Risk • Mortgage Risk • Foreign Investment Risk • European Concentration Risk • Real Estate Risk • Emerging Markets Risk • Currency Risk	• Issuer Non-Diversification Risk • Leveraging Risk • Smaller Company Risk • Management Risk • California State-Specific Risk • New York State-Specific Risk • Tax Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks associated with the Underlying Funds and an investment in the Fund.

Performance Information

The Fund measures its performance against two benchmarks. The Fund’s primary benchmark is the Lehman Brothers U.S. TIPS 1-10 Year Index, which is an unmanaged market index comprised of all U.S. inflation-linked indexed securities with maturities of 1 to 10 years. The Fund’s secondary benchmark is created by adding 5% to the annual percentage change in the Consumer Price Index (“CPI”) (specifically, the CPI for All Urban Consumers). The CPI measures inflation as experienced by consumers in their day-to-day living expenses. Specifically, the CPI is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. The CPI is periodically determined by the U.S. Department of Labor, Bureau of Labor Statistics.

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Institutional Class shares. For periods prior to the inception date of Administrative Class shares (12/31/02), performance information shown in the table for that class is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual 12b-1/service fees and other expenses paid by Administrative Class shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Prospectus	6

PIMCO All Asset Fund (continued)

Calendar Year Total Returns — Institutional Class
	More Recent Return Information

	1/1/05–6/30/05	3.65%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (2nd Qtr. ’03)	6.21%

	Lowest (2nd Qtr. ’04)	-3.68%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/04)

	1 Year	Fund Inception (7/31/02)
Institutional Class Return Before Taxes	11.85%	16.68%
Institutional Class Return After Taxes on Distributions(1)	9.53%	14.49%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	7.74%	13.05%
Administrative Class Return Before Taxes(3)	11.54%	16.40%
Lehman Brothers U.S. TIPS 1-10 Year Index(2)	7.10%	8.22%
CPI + 500 Basis Points(3)	8.52%	7.52%
Lipper Flexible Portfolio Funds Average(4)	8.98%	11.81%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Administrative Class shares will vary.
(2)	Lehman Brothers U.S. TIPS 1-10 Year Index is an unmanaged market index comprised of U.S. Treasury Inflation Linked Indexed securities having a maturity of at least 1 year and less than 10 years. It is not possible to invest directly in such an unmanaged index.
(3)	The CPI + 500 Basis Points benchmark is created by adding 5% to the annual percentage change in the Consumer Price Index (“CPI”). This index reflects non-seasonably adjusted returns. The Consumer Price Index is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the U.S. Department of Labor Statistics. There can be no guarantee that the CPI or other indexes will reflect the exact level of inflation at any given time. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(4)	The Lipper Flexible Portfolio Funds Average is a total return performance average of Funds tracked by Lipper, Inc. that allocate their investments across various asset classes, including domestic common stocks, bond and money market instruments with a focus on total return. It is not possible to invest directly in the index. It does not reflect deductions for fees, expenses or taxes.

7	PIMCO Funds

PIMCO All Asset Fund (continued)

Fees and Expenses of the Fund

These tables describe the fees and expenses (including Underlying Fund fees) you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Redemption Fee(1)	2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(2)	Underlying Fund Expenses(3)	Total Annual Fund Operating Expenses	Expense Reduction(4)	Net Fund Operating Expenses
Institutional	0.20%	None	0.05%	0.60%	0.85%	(0.04)%	0.81%
Administrative	0.20	0.25%	0.05	0.60	1.10	(0.04)	1.06

(1)	Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.
(2)	“Other Expenses” reflect an administrative fee of 0.05%.
(3)	Underlying Fund Expenses for the Fund are based upon the allocation of the Fund’s assets among the Underlying Funds and upon the total annual operating expenses of the Institutional Class shares of these Underlying Funds during the most recently completed fiscal year. Underlying Fund expenses will vary with changes in the expenses of the Underlying Funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown above. For a listing of the expenses associated with each Underlying Fund for the most recently completed fiscal year, please see the Fund Summaries of the Underlying Funds.
(4)	PIMCO has contractually agreed, for the Fund’s current fiscal year, to reduce its Advisory Fee to the extent that the Underlying Fund Expenses attributable to Advisory and Administrative Fees exceed 0.60% of the total assets invested in Underlying Funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples.  The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Institutional	$ 87	$259	$450	$1,002
Administrative	108	337	585	1,294

Prospectus	8

PIMCO All Asset All Authority Fund	Ticker Symbols: PAUIX (Inst. Class) N/A (Admin. Class)

Principal Investments and Strategies	Investment Objective Seeks maximum real return, consistent with preservation of real capital and prudent investment management	Fund Focus Underlying PIMCO Funds Average Portfolio Duration Average of Funds held	Credit Quality Average of Funds held Dividend Frequency Declared and distributed quarterly

The Fund seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class shares of any other Fund of the Trust except the All Asset Fund. The PIMCO Funds in which the All Asset All Authority Fund invests are called Underlying Funds in this prospectus. The Fund invests its assets in shares of the Underlying Funds and does not invest directly in stocks or bonds of other issuers. Research Affiliates LLC, the Fund’s asset allocation sub-adviser, determines how the Fund allocates and reallocates its assets among the Underlying Funds. The asset allocation sub-adviser attempts to diversify the Fund’s assets broadly among the Underlying Funds. Please see the “Descriptions of the Underlying Funds” in this prospectus for information about the Underlying Funds’ investment styles and primary investments.

The Fund may invest in any or all of the Underlying Funds, but will not normally invest in every Underlying Fund at any particular time. The Fund’s investment in any particular Underlying Fund normally will not exceed 50% of its total assets. The Fund’s investment in the StocksPLUS Short Strategy Fund normally will not exceed 20% of its total assets. The Fund’s combined investments in the Fundamental IndexPLUS, Fundamental IndexPLUS TR, StocksPLUS, StocksPLUS Municipal-Backed and StocksPLUS Total Return Funds (“U.S. Stock Funds”) normally will not exceed 50% of its total assets. The Fund’s combined investments in the European StocksPLUS TR Strategy, Far East (ex-Japan) StocksPLUS TR Strategy, International StocksPLUS TR Strategy and Japanese StocksPLUS TR Strategy Funds (“Non-U.S. Stock Funds”) normally will not exceed 33 1/3% of its total assets. The Fund’s combined investments in the U.S. Stock Funds and Non-U.S. Stock Funds (less any investment in the StocksPLUS Short Strategy Fund) normally will not exceed 66 2/3% of its total assets. In addition, the Fund’s combined investments in the CommodityRealReturn Strategy, Real Return, Real Return II, Real Return Asset and RealEstateRealReturn Strategy Funds normally will not exceed 75% of its total assets.

The Fund’s assets are not allocated according to a predetermined blend of shares of the Underlying Funds. Instead, when making allocation decisions among the Underlying Funds, the Fund’s asset allocation sub-adviser considers various quantitative and qualitative data relating to the U.S. and foreign economies and securities markets. These data include projected growth trends in the U.S. and foreign economies, forecasts for interest rates and the relationship between short- and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity and fixed income markets and various segments within those markets, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends data relating to trade balances and labor information. The Fund’s asset allocation sub-adviser has the flexibility to reallocate the Fund’s assets among any or all of the Underlying Funds based on its ongoing analyses of the equity, fixed income and commodity markets, although these shifts are not expected to be large or frequent in nature.

The Fund may use leverage by borrowing for investment purposes. The Fund will borrow only from banks, and only when the value of the Fund’s assets, minus its liabilities other than borrowings, equals or exceeds 300% of the Fund’s total borrowings, including the proposed borrowing. If at any time this 300% coverage requirement is not met, the Fund will, within three business days, decrease its borrowings to the extent required. Borrowing requires the payment of interest and other loan costs. To make such payments, the Fund may be forced to sell portfolio securities when it is not otherwise advantageous to do so. At times when the Fund’s borrowings are substantial, the interest expense to the Fund may result in the Fund having little or no investment income. The use of leverage by borrowing creates the potential for greater gains to shareholders of the Fund during favorable market conditions and the risk of magnified losses during adverse market conditions. In addition, the Underlying Funds may engage in certain transactions that give rise to a form of leverage. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

The Fund is a “fund of funds,” which is a term used to describe mutual funds that pursue their investment objective by investing in other mutual funds. The cost of investing in the Fund will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. By investing in the Fund, an investor will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Fund’s direct fees and expenses. In addition, the use of a fund of funds structure could affect the timing, amount and character of distributions to shareholders and may therefore increase the amount of taxes payable by shareholders. In addition to investing in the Underlying Funds, at the discretion of PIMCO and without shareholder approval, the Fund may invest in additional PIMCO Funds created in the future.

9	PIMCO Funds

PIMCO All Asset All Authority Fund (continued)

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect the net asset value, yield and total return of the Fund are:

• Allocation Risk	• Underlying Fund Risks	• Issuer Non-Diversification Risk

Among the principal risks of investing in the Underlying Funds, and consequently the Fund, which could adversely affect the Fund’s net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk • Variable Dividend Risk • Liquidity Risk • Derivatives Risk • Commodity Risk

•      Equity Risk

•      Mortgage Risk

•      Foreign Investment Risk

•      European Concentration Risk

•      Far Eastern Concentration Risk

•      Japanese Concentration Risk

•      Real Estate Risk

•      Emerging Markets Risk

•      Currency Risk

• Issuer Non-Diversification Risk • Leveraging Risk • Smaller Company Risk • Management Risk • California State-Specific Risk • New York State-Specific Risk • Short Sale Risk • Tax Risk

Please see “Summary of Principal Risks” following the Fund Summary for a description of these and other risks associated with the Underlying Funds and an investment in the Fund.

Performance Information

The Fund measures its performance against two benchmarks. The Fund’s primary benchmark is the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500”). The S&P 500 is an unmanaged index composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks. The Fund is neither sponsored by nor affiliated with S&P. The Fund’s secondary benchmark is a benchmark created by adding 6.5% to the annual percentage change in the Consumer Price Index (“CPI”) (specifically, the CPI for All Urban Consumers). The CPI measures inflation as experienced by consumers in their day-to-day living expenses. Specifically, the CPI is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. The CPI is periodically determined by the U.S. Department of Labor, Bureau of Labor Statistics.

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risk of investing in the Fund by comparing the Fund’s average annual returns with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Institutional Class shares. The Administrative Class of the Fund has not commenced operations as of the date of this prospectus. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Prospectus	10

PIMCO All Asset All Authority Fund (continued)

Calendar Year Total Returns — Institutional Class
	More Recent Return Information

	1/1/05–6/30/05	4.11%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (1st Qtr. ’04)	6.31%

	Lowest (2nd Qtr. ’04)	-4.79%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/04)

	1 Year	Fund Inception (10/31/03)
Institutional Class Return Before Taxes	11.89%	14.50%
Institutional Class Return After Taxes on Distributions(1)	9.37%	11.50%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	7.72%	10.59%
S&P 500 Index(2)	10.88%	14.98%
CPI + 650 Basis Points(3)	10.15%	9.28%
Lipper Flexible Portfolio Funds Average(4)	8.98%	11.94%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Administrative Class shares will vary.
(2)	The Standard & Poor’s 500 Composite Stock Price Index is an unmanaged market index generally considered representative of the stock market as a whole. It is not possible to invest directly in the index. The Index does not reflect deductions for fees, expenses or taxes.
(3)	The CPI + 650 Basis Points benchmark is created by adding 6.5% to the annual percentage change in the Consumer Price Index (“CPI”). This index reflects non-seasonably adjusted returns. The Consumer Price Index is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the U.S. Department of Labor Statistics. There can be no guarantee that the CPI or other indexes will reflect the exact level of inflation at any given time. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(4)	The Lipper Flexible Portfolio Funds Average is a total return performance average of Funds tracked by Lipper, Inc. that allocate their investments across various asset classes, including domestic common stocks, bond and money market instruments with a focus on total return. It does not reflect deductions for fees, expenses or taxes.

11	PIMCO Funds

PIMCO All Asset All Authority Fund (continued)

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

Shareholder Fees (fees paid directly from your investment)
Redemption Fee(1)	2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(2)	Underlying Fund Expenses(3)	Total Annual Fund Operating Expenses
Institutional	0.25%	None	0.51%	0.69%	1.45%
Administrative	0.25	0.25%	0.05	0.69	1.24
(1)	Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.
(2)	“Other Expenses” reflect an administrative fee of 0.05% and interest expense attributable to the Institutional Class. Interest expense is generally incurred as a result of investment management activities.
(3)	Underlying Fund Expenses for the Fund are estimated based upon an allocation of the Fund’s assets among the Underlying Funds and upon the total annual operating expenses of the Institutional Class shares of these Underlying Funds. Underlying Fund expenses will vary with changes in the expenses of the Underlying Funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown above. For a listing of the expenses associated with each Underlying Fund for the most recent fiscal year, please see the Annual Underlying Fund Expenses table in this prospectus.

Examples.  The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Institutional	$148	$459	$792	$1,736
Administrative	126	393	681	1,500

Prospectus	12

PIMCO CommodityRealReturn Strategy Fund	Ticker Symbols: PCRIX (Inst. Class) PCRRX (Admin. Class)

Principal Investments and Strategies	Investment Objective Seeks maximum real return consistent with prudent investment management	Fund Focus Commodity-linked derivative instruments backed by a portfolio of inflation-indexed and other fixed income securities Average Portfolio Duration 0-10 years	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared and distributed quarterly

The Fund seeks to achieve its investment objective by investing under normal circumstances in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other Fixed Income Instruments. The Fund may invest in commodity-linked derivative instruments, including swap agreements, commodity options, futures, options on futures and commodity-linked notes. The Fund invests in commodity-linked derivative instruments that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities. Commodities are assets that have tangible properties, such as oil, metals, and agricultural products. The value of commodity-linked derivative instruments may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments. The Fund may also invest in common and preferred stocks as well as convertible securities of issuers in commodity-related industries.

The Fund typically will seek to gain exposure to the commodity markets by investing in commodity swap agreements. In a typical commodity swap agreement, the Fund will receive the price appreciation (or depreciation) of a commodity index, a portion of an index, or a single commodity, from the counterparty to the swap agreement in exchange for paying the counterparty an agreed-upon fee. Assets not invested in commodity-linked derivative instruments may be invested in inflation-indexed securities and other Fixed Income Instruments, including derivative Fixed Income Instruments. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

The average portfolio duration of the fixed income portion of this Fund will vary based on PIMCO’s forecast for interest rates and under normal market conditions is not expected to exceed ten years. The Fund may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy back or dollar rolls).

Principal Risks

Under certain conditions, generally in a market where the value of both commodities and fixed income securities are declining, the Fund may experience substantial losses. Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Commodity Risk • Mortgage Risk • Foreign Investment Risk	• Currency Risk • Issuer Non-Diversification Risk • Leveraging Risk • Management Risk • Tax Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Institutional Class shares. The Administrative share class of this fund opened February 14, 2003. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

13	PIMCO Funds

PIMCO CommodityRealReturn Strategy Fund (continued)

Calendar Year Total Returns — Institutional Class
	More Recent Return Information

	1/1/05–6/30/05	7.97%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (1st Qtr. ’04)	16.77%

	Lowest (2nd Qtr. ’04)	-7.31%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/04)

	1 Year	Fund Inception (6/28/02)(4)
Institutional Class Return Before Taxes	16.36%	28.53%
Institutional Class Return After Taxes on Distributions(1)	13.62%	24.33%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	10.62%	22.13%
Administrative Class Return Before Taxes	16.13%	28.20%
Dow Jones - AIG Commodity Total Return Index(2)	9.15%	17.90%
Lipper Specialty Diversified Equity Funds Average(3)	0.87%	-3.91%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Administrative Class shares will vary.
(2)	The Dow Jones - AIG Commodity Total Return Index is an unmanaged index composed of futures contracts on 20 physical commodities and is designed to be a highly liquid and diversified benchmark for commodities as an asset class. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper Specialty Diversified Equity Funds Average is a total return performance average of Funds tracked by Lipper, Inc, that, by portfolio practice, invest in all market capitalization ranges without restriction. These funds typically have distinctly different strategies and performance, resulting in a low coefficient of determination (r-squared) compared to other U.S. diversified equity funds. It does not reflect deductions for fees, expenses or taxes.
(4)	The Fund began operations on 6/28/02. Index comparisons began on 6/30/02.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Redemption Fee(1)	2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(2)	Total Annual Fund Operating Expenses
Institutional	0.49%	None	0.25%	0.74%
Administrative	0.49	0.25%	0.25	0.99

(1)   Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

(2)   “Other Expenses” reflect an administrative fee of 0.25%.

Examples.  The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Institutional	$ 76	$237	$411	$ 918
Administrative	101	315	547	1,213

Prospectus	14

PIMCO European StocksPLUS TR Strategy Fund	Ticker Symbols: PESIX (Inst. Class) N/A (Admin. Class)

Principal Investments and Strategies	Investment Objective Seeks total return which exceeds that of its benchmark index consistent with prudent investment management	Fund Focus European equity derivatives hedged to U.S. dollars backed by a portfolio of fixed income securities Average Collateral Fixed Income Duration 1-6 years	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared and distributed quarterly

The Fund seeks to exceed the total return of its benchmark index by investing under normal circumstances substantially all of its assets in European equity derivatives, backed by a portfolio of Fixed Income Instruments. At least 75% of the Fund’s total assets will be hedged to U.S. dollars or invested in U.S. dollar-denominated investments. The Fund’s benchmark index is the Dow Jones Euro Stoxx 50 Price Index, hedged to U.S. dollars (the “Index”). The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund uses equity derivatives in addition to or in place of stocks to attempt to equal or exceed the performance of the Index. The value of equity derivatives should closely track changes in the value of underlying securities or indices. However, derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. PIMCO actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund’s total return, subject to an overall portfolio duration which normally varies within a one- to six-year timeframe based on PIMCO’s forecast for interest rates.

The Index is composed of 50 selected European blue-chip common stocks from countries participating in the European Monetary Union. The Fund is neither sponsored by nor affiliated with the Index. The Fund seeks to remain invested in equity derivatives and/or stocks even when the Index is declining. The Fund may invest in European equities or European equity derivatives that do not comprise the Index.

The Fund does not normally invest directly in stocks. However, when equity derivatives appear to be overvalued, the Fund may invest some or all of its assets in stocks. PIMCO may employ fundamental analysis of factors such as earnings and earnings growth, price to earnings ratio, dividend growth, and cash flows to choose among stocks. The Fund also may invest in exchange traded funds. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. With respect to the Fund’s fixed income investments, the Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers.

Principal Risks

Under certain conditions, generally in a market where the value of both Index derivatives and fixed income securities are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of stocks comprising the Index. Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Equity Risk • Mortgage Risk • Foreign Investment Risk	• European Concentration Risk • Currency Risk • Issuer Non-Diversification Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risk of investing in the Fund by comparing the Fund’s average annual returns with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Institutional Class shares. The Administrative Class of the Fund has not commenced operations as of the date of this prospectus. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

15	PIMCO Funds

PIMCO European StocksPLUS TR Strategy Fund (continued)

Calendar Year Total Returns — Institutional Class
	More Recent Return Information

	1/1/05–6/30/05	10.89%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (4th Qtr. ’04)	8.75%

	Lowest (3rd Qtr. ’04)	-1.25%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/04)

	1 Year	Fund Inception (10/30/03)(4)
Institutional Class Return Before Taxes	9.53%	15.78%
Institutional Class Return After Taxes on Distributions(1)	5.09%	9.76%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	6.20%	9.95%
European Blue Chip 50 Index (Hedged USD)(2)	9.61%	13.86%
Lipper European Region Funds Average(3)	21.66%	30.40%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only.
(2)	The European Blue Chip 50 Index (Hedged USD) is a capitalization - weighted index of 50 European blue-chips stocks from those countries participating in the EMU (European Monetary Union). The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper European Region Funds Average is a total return performance average of Funds tracked by Lipper, Inc. that concentrate their investments in equity securities whose primary trading markets or operations are concentrated in the European region or a single country within this region. It does not reflect deductions for fees, expenses or taxes.
(4)	The Fund began operations on 10/30/03. Index comparisons began on 10/31/03.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

Shareholder Fees (fees paid directly from your investment)
Redemption Fee(1) 2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(2)	Total Annual Fund Operating Expenses
Institutional	0.55%	None	0.31%	0.86%
Administrative	0.55	0.25%	0.30	1.10

(1)	Shares that are held less than 60 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.
(2)	“Other Expenses” reflect an administrative fee of 0.30% and tax expenses paid by the Institutional Class.

Examples.  The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Institutional	$ 88	$274	$477	$1,061
Administrative	112	350	606	1,340

Prospectus	16

PIMCO Far East (ex-Japan) StocksPLUS TR Strategy Fund

Ticker Symbols:

PEJIX (Inst. Class)

N/A (Admin. Class)

Principal Investments and Strategies	Investment Objective Seeks total return which exceeds that of its benchmark index consistent with prudent investment management	Fund Focus Far Eastern (excluding Japan) equity derivatives hedged to U.S. dollars backed by a portfolio of fixed income securities Average Collateral Fixed Income Duration 1-6 years	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared and distributed quarterly

The Fund seeks to exceed the total return of its benchmark index by investing under normal circumstances substantially all of its assets in Far Eastern (excluding Japan) equity derivatives, backed by a portfolio of Fixed Income Instruments. At least 75% of the Fund’s total assets will be hedged to U.S. dollars or invested in U.S. dollar-denominated investments. The Fund’s benchmark index is the Morgan Stanley Capital International Far East Free Ex-Japan Local Index, hedged to U.S. dollars (the “Index”). The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund uses equity derivatives in addition to or in place of stocks to attempt to equal or exceed the performance of the Index. The value of Index derivatives should closely track changes in the value of underlying securities or indices. However, derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. PIMCO actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund’s total return, subject to an overall portfolio duration which normally varies within a one- to six-year timeframe based on PIMCO’s forecast for interest rates.

The Index is a free float-adjusted market capitalization index that is designed to measure developed and emerging equity market performance in the Far East, excluding Japan. The Fund is neither sponsored by nor affiliated with the Index. The Fund seeks to remain invested in equity derivatives and/or stocks even when the Index is declining. The Fund may invest in Far Eastern (excluding Japan) equities or Far Eastern (excluding Japan) equity derivatives that do not comprise the Index.

The Fund does not normally invest directly in stocks. However, when equity derivatives appear to be overvalued, the Fund may invest some or all of its assets in stocks. PIMCO may employ fundamental analysis of factors such as earnings and earnings growth, price to earnings ratio, dividend growth, and cash flows to choose among stocks. The Fund also may invest in exchange traded funds. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. With respect to the Fund’s fixed income investments, the Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers.

Principal Risks

Under certain conditions, generally in a market where the value of both Index derivatives and fixed income securities are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of stocks comprising the Index. Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk • Liquidity Risk	• Derivatives Risk • Equity Risk • Mortgage Risk • Foreign Investment Risk • Far Eastern Concentration Risk	• Currency Risk • Issuer Non-Diversification Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risk of investing in the Fund by comparing the Fund’s average annual returns with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Institutional Class shares. The Administrative Class of the Fund has not commenced operations as of the date of this prospectus. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

17	PIMCO Funds

PIMCO Far East (ex-Japan) StocksPLUS TR Strategy Fund (continued)

Calendar Year Total Returns — Institutional Class
	More Recent Return Information

	1/1/05–6/30/05	5.71%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (1st Qtr. ’04)	8.92%

	Lowest (2nd Qtr. ’04)	-10.46%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/04)

	1 Year	Fund Inception (10/30/03)(4)
Institutional Class Return Before Taxes	13.80%	12.58%
Institutional Class Return After Taxes on Distributions(1)	11.98%	11.03%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	9.25%	9.91%
MSCI All Country Far East (Ex-Japan) Hedged USD Index(2)	11.25%	12.73%
Lipper Pacific Ex-Japan Funds Average(3)	16.53%	20.34%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Administrative Class shares will vary.
(2)	The MSCI All Country Far East (Ex-Japan) Hedged USD Index is an unmanaged index of small capitalization issuers located throughout the Far East excluding Japan represented in U.S. dollars on a hedged basis. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper Pacific Ex-Japan Funds Average is a total return performance average of Funds tracked by Lipper, Inc. that concentrate their investments in equity securities with primary trading markets or operations concentrated in the Pacific region (including Asian countries) and that specifically does not invest in Japan. It does not reflect deductions for fees, expenses or taxes.
(4)	The Fund began operations on 10/30/03. Index comparisons began on 10/31/03.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

Shareholder Fees (fees paid directly from your investment)
Redemption Fee(1) 2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(2)	Total Annual Fund Operating Expenses
Institutional	0.55%	None	0.30%	0.85%
Administrative	0.55	0.25%	0.30	1.10

(1) Shares that are held less than 60 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances. (2) “Other Expenses” reflect an administrative fee of 0.30%.
Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Institutional	$ 87	$271	$471	$1,048
Administrative	112	350	606	1,340

Prospectus	18

PIMCO Fundamental IndexPLUS Fund	Ticker Symbols: PFPIX (Inst. Class) PFPAX (Admin. Class)

Principal Investments and Strategies	Investment Objective Seeks total return which exceeds that of the S&P 500	Fund Focus Research Affiliates Fundamental 1000 Index derivatives backed by a portfolio of short-term fixed income securities Average Portfolio Duration 0-1 year	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared and distributed quarterly

The Fund seeks to exceed the total return of the S&P 500 by investing under normal circumstances substantially all of its assets in Research Affiliates Fundamental 1000 Index (“RA Fundamental 1000 Index”) derivatives, backed by a portfolio of short-term Fixed Income Instruments. The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund uses RA Fundamental 1000 Index derivatives in addition to or in place of RA Fundamental 1000 Index stocks to attempt to equal or exceed the performance of the S&P 500. The values of RA Fundamental 1000 Index derivatives closely track changes in the value of the index. However, RA Fundamental 1000 Index derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. PIMCO actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund’s total return, subject to an overall portfolio duration which is normally not expected to exceed one year.

The RA Fundamental 1000 Index is composed of the 1000 largest publicly-traded U.S. companies. Unlike other indexes, which are frequently comprised of stocks weighted according to their market capitalization, the RA Fundamental 1000 Index is weighted by a combination of normalized sales, normalized cash flow, book values and, if applicable, normalized dividends. The RA Fundamental 1000 Index was created by Research Affiliates, LLC and is based upon a proprietary fundamental indexation concept. Indexes based on market capitalization, such as the S&P 500, generally overweight stocks which are overvalued, and underweight stocks which are undervalued. Indexes based on fundamental factors however, such as the RA Fundamental 1000 Index, seek to avoid this problem by weighting stocks based on variables that do not depend on the fluctuations of market valuation. PIMCO, as investment adviser to the Fund, has entered into a licensing agreement with Research Affiliates to provide the composition and weighting of the stocks in the RA Fundamental 1000 Index to PIMCO for purposes of managing the Fund. The Fund seeks to remain invested in RA Fundamental 1000 Index derivatives or RA Fundamental 1000 Index stocks even when the Index is declining.

The Fund typically will seek to gain exposure to the RA Fundamental 1000 Index by investing in total return index swap agreements. In a typical swap agreement, the Fund will receive the price appreciation (or depreciation) on the Index from the counterparty to the swap agreement in exchange for paying the counterparty an agreed upon fee. Because the RA Fundamental 1000 Index is a proprietary index, there may be a limited number of counterparties willing or able to serve as counterparties to a swap agreement. If such swap agreements are not available, the Fund may invest in other derivative instruments, “baskets” of stocks, or individual securities to replicate the performance of the RA Fundamental 1000 Index.

Though the Fund does not normally invest directly in RA Fundamental 1000 Index securities, when RA Fundamental 1000 Index derivatives appear to be overvalued relative to the RA Fundamental 1000 Index, the Fund may invest all of its assets in a “basket” of RA Fundamental 1000 Index stocks. Individual stocks are selected based on an analysis of the historical correlation between the return of every RA Fundamental 1000 Index stock and the return on the Index itself. PIMCO will employ fundamental analysis of factors such as earnings and earnings growth, price to earnings ratio, dividend growth, and cash flows to choose among stocks that satisfy the correlation tests. The Fund also may invest in exchange traded funds, such as Standard & Poor’s Depositary Receipts.

Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

19	PIMCO Funds

PIMCO Fundamental IndexPLUS Fund (continued)

Principal Risks

Under certain conditions, generally in a market where the value of both RA Fundamental 1000 Index derivatives and fixed income securities are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of RA Fundamental 1000 Index stocks. Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Equity Risk • Mortgage Risk • Foreign Investment Risk	• Currency Risk • Leveraging Risk • Management Risk • Index Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The Fund does not have a full calendar year of performance. Thus, no bar chart or annual returns table is included for the Fund.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Redemption Fee(1)	2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees(2)	Distribution and/or Service (12b-1) Fees	Other Expenses(3)	Total Annual Fund Operating Expenses	Fee/Expense Reduction(4)	Net Fund Operating Expenses
Institutional	0.45%	None	0.26%	0.71%	0.06%	0.65%
Administrative	0.45	0.25%	0.26	0.96	0.06	0.90%

(1)   Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

(2)   PIMCO has contractually agreed, until 03/31/07, to waive a portion of its Advisory Fee equal to 0.05% of average daily net assets.

(3)   “Other Expenses”, which are based on estimated amounts for the initial fiscal year, reflects an administrative fee of 0.25% and organizational expenses.

(4)   PIMCO has contractually agreed, for the Fund’s current fiscal year (3/31), to waive its administrative fee, or reimburse the Fund, to the extent that, due to organizational expenses and/or the payment of the Fund’s pro rata share of Trustees’ fees, the total fund operating expenses exceed 0.6549% and 0.9049% of the Fund’s average net assets attributable to Institutional and Administrative Class shares, respectively. Under the Expense Limitation Agreement, which renews annually for a full fiscal year unless terminated by PIMCO upon at least 30 days’ notice prior to fiscal year-end, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples.  The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3
Institutional	$66	$208
Administrative	92	287

Prospectus	20

PIMCO Fundamental IndexPLUS TR Fund	Ticker Symbols: PXTIX (Inst. Class) PXTAX (Admin. Class)

Principal Investments and Strategies	Investment Objective Seeks total return which exceeds that of the S&P 500	Fund Focus Research Affiliates Fundamental 1000 Index derivatives backed by a portfolio of short and intermediate maturity fixed income securities Average Portfolio Duration 1-6 years	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared and distributed quarterly

The Fund seeks to exceed the total return of the S&P 500 by investing under normal circumstances substantially all of its assets in Research Affiliates Fundamental 1000 Index (“RA Fundamental 1000 Index”) derivatives, backed by a portfolio of short and intermediate term Fixed Income Instruments. The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund uses RA Fundamental 1000 Index derivatives in addition to or in place of RA Fundamental 1000 Index stocks to attempt to equal or exceed the performance of the S&P 500. The values of RA Fundamental 1000 Index derivatives closely track changes in the value of the index. However, RA Fundamental 1000 Index derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. PIMCO actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund’s total return, subject to an overall portfolio duration which normally varies within a one - to six-year timeframe based on PIMCO’s forecast for interest rates.

The RA Fundamental 1000 Index is composed of the 1000 largest publicly-traded U.S. companies. Unlike other indexes, which are frequently comprised of stocks weighted according to their market capitalization, the RA Fundamental 1000 Index is weighted by a combination of normalized sales, normalized cash flow, book values and, if applicable, normalized dividends. The RA Fundamental 1000 Index was created by Research Affiliates LLC and is based upon a proprietary fundamental indexation concept. Indexes based on market capitalization, such as the S&P 500, generally overweight stocks which are overvalued, and underweight stocks which are undervalued. Indexes based on fundamental factors however, such as the RA Fundamental 1000 Index, seek to avoid this problem by weighting stocks based on variables that do not depend on the fluctuations of market valuation. PIMCO, as investment adviser to the Fund, has entered into a licensing agreement with Research Affiliates to provide the composition and weighting of the stocks in the RA Fundamental 1000 Index to PIMCO for purposes of managing the Fund. The Fund seeks to remain invested in RA Fundamental 1000 Index derivatives or RA Fundamental 1000 Index stocks even when the Index is declining.

The Fund typically will seek to gain exposure to the RA Fundamental 1000 Index by investing in total return index swap agreements. In a typical swap agreement, the Fund will receive the price appreciation (or depreciation) on the Index from the counterparty to the swap agreement in exchange for paying the counterparty an agreed upon fee. Because the RA Fundamental 1000 Index is a proprietary index, there may be a limited number of counterparties willing or able to serve as counterparties to a swap agreement. If such swap agreements are not available, the Fund may invest in other derivative instruments, “baskets” of stocks, or individual securities to replicate the performance of the RA Fundamental 1000 Index.

Though the Fund does not normally invest directly in RA Fundamental 1000 Index securities, when RA Fundamental 1000 Index derivatives appear to be overvalued relative to the Index, the Fund may invest all of its assets in a “basket” of RA Fundamental 1000 Index stocks. Individual stocks are selected based on an analysis of the historical correlation between the return of every RA Fundamental 1000 Index stock and the return on the Index itself. PIMCO will employ fundamental analysis of factors such as earnings and earnings growth, price to earnings ratio, dividend growth, and cash flows to choose among stocks that satisfy the correlation tests. The Fund also may invest in exchange traded funds, such as Standard & Poor’s Depositary Receipts.

Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

21	PIMCO Funds

PIMCO Fundamental IndexPLUS TR Fund (continued)

Principal Risks

Under certain conditions, generally in a market where the value of both RA Fundamental 1000 Index derivatives and fixed income securities are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of RA Fundamental 1000 Index stocks. Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Equity Risk • Mortgage Risk • Foreign Investment Risk	• Currency Risk • Leveraging Risk • Management Risk • Index Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The Fund does not have a full calendar year of performance. Thus, no bar chart or annual returns table is included for the Fund.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Redemption Fee(1)	2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees(2)	Distribution and/or Service (12b-1) Fees	Other Expenses(3)	Total Annual Fund Operating Expenses	Fee/Expense Reduction(4)	Net Fund Operating Expenses
Institutional	0.54%	None	0.26%	0.80%	0.06%	0.74%
Administrative	0.54	0.25%	0.26	1.05	0.06%	0.99%

(1)   Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

(2)   PIMCO has contractually agreed, until 03/31/07, to waive a portion of its Advisory Fee equal to 0.05% of average daily net assets.

(3)   “Other Expenses”, which are based on estimated amounts for the initial fiscal year, reflects an administrative fee of 0.25% and organizational expenses.

(4)   PIMCO has contractually agreed, for the Fund’s current fiscal year (3/31), to waive its administrative fee, or reimburse the Fund, to the extent that, due to organizational expenses and/or the payment of the Fund’s pro rata share of Trustees’ fees, the total fund operating expenses exceed 0.7449% and 0.9949% of the Fund’s average net assets attributable to Institutional and Administrative Class shares, respectively. Under the Expense Limitation Agreement, which renews annually for a full fiscal year unless terminated by PIMCO upon at least 30 days’ notice prior to fiscal year-end, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples.  The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3
Institutional	$ 76	$237
Administrative	101	315

Prospectus	22

PIMCO International StocksPLUS TR Strategy Fund	Ticker Symbols: PISIX (Inst. Class) N/A (Admin. Class)

Principal Investments and Strategies	Investment Objective Seeks total return which exceeds that of its benchmark index consistent with prudent investment management	Fund Focus Non-U.S. equity derivatives hedged to U.S. dollars backed by a portfolio of fixed income securities Average Collateral Fixed Income Duration 1-6 years	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared and distributed quarterly

The Fund seeks to exceed the total return of its benchmark index by investing under normal circumstances substantially all of its assets in non-U.S. equity derivatives, backed by a portfolio of Fixed Income Instruments. At least 75% of the Fund’s total assets will be hedged to U.S. dollars or invested in U.S. dollar-denominated investments. The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund’s benchmark index is the Morgan Stanley Capital International Europe Australia Far East (“EAFE”) Index, hedged to U.S. dollars (the “Index”). The Fund uses equity derivatives in addition to or in place of stocks to attempt to equal or exceed the performance of the Index. The value of equity derivatives should closely track changes in the value of underlying securities or indices. However, derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. PIMCO actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund’s total return, subject to an overall portfolio duration which normally varies within a one- to six-year timeframe based on PIMCO’s forecast for interest rates.

The Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the United States and Canada. The Fund is neither sponsored by nor affiliated with the Index. The Fund seeks to remain invested in equity derivatives and/or stocks even when the Index is declining. The Fund may invest in non-U.S. equities or non-U.S. equity derivatives that do not comprise the Index.

The Fund does not normally invest directly in stocks. However, when equity derivatives appear to be overvalued, the Fund may invest some or all of its assets in stocks. PIMCO may employ fundamental analysis of factors such as earnings and earnings growth, price to earnings ratio, dividend growth, and cash flows to choose among stocks. The Fund also may invest in exchange traded funds. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. With respect to the Fund’s fixed income investments, the Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers.

Principal Risks

Under certain conditions, generally in a market where the value of both Index derivatives and fixed income securities are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of stocks comprising the Index. Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Equity Risk • Mortgage Risk • Foreign Investment Risk	• Currency Risk • Issuer Non-Diversification Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risk of investing in the Fund by comparing the Fund’s average annual returns with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Institutional Class shares. The Administrative Class of the Fund has not commenced operations as of the date of this prospectus. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

23	PIMCO Funds

PIMCO International StocksPLUS TR Strategy Fund (continued)

Calendar Year Total Returns — Institutional Class Calendar Year End (through 12/31)
	More Recent Return Information

	1/1/05–6/30/05	7.99%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (4th Qtr. ’04)	7.32%

	Lowest (3rd Qtr. ’04)	0.49%

Average Annual Total Returns (for periods ended 12/31/04)

	1 Year	Fund Inception (10/30/03)(4)
Institutional Class Return Before Taxes	14.12%	16.82%
Institutional Class Return After Taxes on Distributions(1)	9.28%	11.83%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	9.40%	11.53%
MSCI EAFE Hedged USD Index(2)	12.01%	13.88%
Lipper International Multi-Cap Core Funds Average(3)	18.56%	24.85%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
(2)	The MSCI EAFE Hedged USD Index is an unmanaged index of issuers in countries of Europe, Australia, and the Far East represented in U.S. Dollars on a hedged basis. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper International Multi-Cap Core Funds Average is a total return performance average of Funds tracked by Lipper, Inc. that invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time and typically have 25% to 75% of their assets invested in companies strictly outside of the U.S. with market capitalizations (on a three-year weighted basis) greater than the 250th-largest company in the S&P/Citigroup World ex-U.S. Broad Market Index. It does not take into account sales charges or taxes.
(4)	The Fund began operations on 10/30/03. Index comparisons began on 10/31/03.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

Shareholder Fees (fees paid directly from your investment)
Redemption Fee(1) 2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(2)	Total Annual Fund Operating Expenses
Institutional	0.55%	None	0.30%	0.85%
Administrative	0.55	0.25%	0.30	1.10

(1) Shares that are held less than 60 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances. (2) “Other Expenses” reflect an administrative fee of 0.30%.
Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Institutional	$ 87	$271	$471	$1,049
Administrative	112	350	606	1,340

Prospectus	24

PIMCO Japanese StocksPLUS TR Strategy Fund	Ticker Symbols: PJSIX (Inst. Class) N/A (Admin. Class)

Principal Investments and Strategies	Investment Objective Seeks total return which exceeds that of its benchmark index consistent with prudent investment management	Fund Focus Japanese equity derivatives hedged to U.S. dollars backed by a portfolio of fixed income securities Average Collateral Fixed Income Duration 1-6 years	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared and distributed quarterly

The Fund seeks to exceed the total return of its benchmark index by investing under normal circumstances substantially all of its assets in Japanese equity derivatives, backed by a portfolio of Fixed Income Instruments. At least 75% of the Fund’s total assets will be hedged to U.S. dollars or invested in U.S. dollar-denominated investments. The Fund’s benchmark index is the MSCI Japan Index, hedged to U.S. dollars (the “Index”). The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund uses equity derivatives in addition to or in place of stocks to attempt to equal or exceed the performance of the Index. The value of equity derivatives should closely track changes in the value of underlying securities or indices. However, equity derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. PIMCO actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund’s total return, subject to an overall portfolio duration which normally varies within a one- to six-year timeframe based on PIMCO’s forecast for interest rates.

The Index is a total return index, which includes reinvestment of dividends and interest, representing over 325 stocks traded in the Japanese market. These stocks are representative of Japanese companies that are available to investors worldwide. The Fund is neither sponsored by nor affiliated with the Index. The Fund seeks to remain invested in equity derivatives and/or stocks even when the Index is declining. The Fund may invest in Japanese equities or Japanese equity derivatives that do not comprise the Index.

The Fund does not normally invest directly in stocks. However, when equity derivatives appear to be overvalued, the Fund may invest some or all of its assets in stocks. PIMCO may employ fundamental analysis of factors such as earnings and earnings growth, price to earnings ratio, dividend growth, and cash flows to choose among stocks. The Fund also may invest in exchange traded funds. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. With respect to the Fund’s fixed income investments, the Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers.

Principal Risks

Under certain conditions, generally in a market where the value of both Index derivatives and fixed income securities are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of stocks comprising the Index. Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Equity Risk • Mortgage Risk • Foreign Investment Risk	• Japanese Concentration Risk • Currency Risk • Issuer Non-Diversification Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risk of investing in the Fund by comparing the Fund’s average annual returns with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Institutional Class shares. The Administrative Class of the Fund has not commenced operations as of the date of this prospectus. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

25	PIMCO Funds

PIMCO Japanese StocksPLUS TR Strategy Fund (continued)

Calendar Year Total Returns — Institutional Class Calendar Year End (through 12/31)
	More Recent Return Information

	1/1/05–6/30/05	2.42%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (1st Qtr. ’04)	11.86%

	Lowest (3rd Qtr. ’04)	-5.09%

Average Annual Total Returns (for periods ended 12/31/04)

	1 Year	Fund Inception (10/30/03)(4)
Institutional Class Return Before Taxes	12.07%	11.78%
Institutional Class Return After Taxes on Distributions(1)	8.30%	8.54%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	8.00%	8.22%
MSCI Japan Hedged USD Index(2)	12.93%	12.21%
Lipper Japanese Fund Average(3)	13.85%	14.23%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
(2)	The MSCI Japan Hedged USD Index is a free float-adjusted market capitalization that is designed to measure equity market performance in Japan represented in US Dollars on a hedged basis. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper Japanese Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that concentrate their investments in equity securities of Japanese companies. It does not reflect deductions for fees, expenses or taxes.
(4)	The Fund began operations on 10/30/03. Index comparisons began on 10/31/03.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

Shareholder Fees (fees paid directly from your investment)
Redemption Fee(1) 2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(2)	Total Annual Fund Operating Expenses
Institutional	0.55%	None	0.31%	0.86%
Administrative	0.55	0.25%	0.30	1.10

(1)   Shares that are held less than 60 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

(2)   “Other Expenses” reflect an administrative fee of 0.30% and [tax] expenses paid by the Institutional Class.

Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Institutional	$ 87	$274	$477	$1,061
Administrative	112	350	606	1,340

Prospectus	26

PIMCO Real Return Asset Fund	Ticker Symbols: PRAIX (Inst. Class) N/A (Admin. Class)

Principal Investments and Strategies	Investment Objective Seeks maximum real return, consistent with prudent investment management	Fund Focus Inflation-indexed fixed income securities Average Portfolio Duration See description below	Credit Quality B to Aaa; maximum 20% below Baa Dividend Frequency Declared daily and distributed monthly

The Fund seeks its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Assets not invested in inflation-indexed bonds may be invested in other types of Fixed Income Instruments. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond’s principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. “Real return” equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure. The average portfolio duration of this Fund normally varies within four years (plus or minus) of the real duration of the Lehman Brothers U.S. Treasury Inflation Notes 10+ Years Index, which as of June 30, 2005 was 12.0 years. For these purposes, in calculating the Fund’s average portfolio duration, PIMCO includes the real duration of inflation-indexed portfolio securities and the nominal duration of non-inflation-indexed portfolio securities.

The Fund invests primarily in investment grade securities, but may invest up to 20% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund also may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may gain exposure to the commodity markets by investing in commodity-linked derivatives. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Commodity Risk • Mortgage Risk • Foreign Investment Risk	• Currency Risk • Issuer Non-Diversification Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund’s Institutional Class shares. The Administrative Class of the Fund has not commenced operations as of the date of this prospectus. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

27	PIMCO Funds

PIMCO Real Return Asset Fund (continued)

Calendar Year Total Returns — Institutional Class
	More Recent Return Information

	1/1/05–6/30/05	5.44%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (3rd Qtr. ’02)	10.63%

	Lowest (2nd Qtr. ’04)	-5.16%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/04)

	1 Year	Fund Inception (11/12/01)(4)
Institutional Class Return Before Taxes	12.94%	13.55%
Institutional Class Return After Taxes on Distributions(1)	9.71%	10.87%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	8.35%	10.06%
Lehman Brothers U.S. Treasury Inflation Notes: 10+ Years Index(2)	12.19%	12.51%
Lipper Treasury Inflation-Protected Securities Fund Average(3)	7.75%	8.65%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for the Administrative Class shares will vary.
(2)	The Lehman Brothers U.S. Treasury Inflation Notes: 10+ Years Index is an unmanaged market index comprised of U.S. Treasury Inflation Linked Indexed securities with maturities of over 10 years. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper Treasury Inflation-Protected Securities Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest primarily in inflation-indexed bonds issued in the United States. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The average, created in 2004 by Lipper, reflects more closely than the Fund’s previous Lipper average the universe of securities in which the Fund invests. The current average does not take into account sales charges or taxes. Lipper no longer maintains or publishes returns for the Fund’s previous Lipper average, the Lipper Intermediate U.S. Treasury Fund Average, and therefore no returns are provided for this average. It does not reflect deductions for fees, expenses or taxes.
(4)	The Fund began operations on 11/12/01. Index comparisons began on 10/31/01.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Redemption Fee(1)	2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees(2)	Distribution and/or Service (12b-1) Fees	Other Expenses(3)	Total Annual Fund Operating Expenses
Institutional	0.35%	None	0.25%	0.60%
Administrative	0.35	0.25%	0.25	0.85

(1)   Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

(2)   Effective October 1, 2004, the Fund’s advisory fee was reduced by 0.05% to 0.35% per annum.

(3)   Other Expenses reflect an administrative fee of 0.25%.

Examples.  The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Institutional	$61	$192	$334	$ 749
Administrative	87	271	471	1,049

Prospectus	28

PIMCO RealEstateRealReturn Strategy Fund	Ticker Symbols: PRRSX (Inst. Class) N/A (Admin. Class)

Principal Investments and Strategies	Investment Objective Seeks maximum real return consistent with prudent investment management	Fund Focus Real estate-linked derivatives backed by a portfolio of inflation indexed and other fixed income securities Average Collateral Fixed Income Duration 0-10 years	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared and distributed quarterly

The Fund seeks to achieve its investment objective by investing under normal circumstances in real estate-linked derivative instruments backed by a portfolio of inflation-indexed securities and other Fixed Income Instruments. The Fund may invest in real estate-linked derivative instruments, including swap agreements, options, futures, options on futures and structured notes. The value of real estate-linked derivative instruments may be affected by risks similar to those associated with direct ownership of real estate. Real estate values can fluctuate due to losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, property tax rates, regulatory limitations on rents, zoning laws and operating expenses. The Fund may also invest directly in real estate investment trusts (“REIT”) and in common and preferred stocks as well as convertible securities of issuers in real estate-related industries. The Fund may also invest in exchange traded funds.

The Fund typically will seek to gain exposure to the real estate market by investing in REIT total return swap agreements. In a typical REIT swap agreement, the Fund will receive the price appreciation (or depreciation) of a REIT index or portion of an index, from the counterparty to the swap agreement in exchange for paying the counterparty an agreed-upon fee. Investments in REIT swap agreements may be susceptible to additional risks, similar to those associated with direct investment in REITs, including changes in the value of underlying properties, defaults by borrowers or tenants, revisions to the Internal Revenue Code of 1986, as amended (the “Code”), changes in interest rates and poor performance by those managing the REITs. Assets not invested in real estate-linked derivative instruments may be invested in inflation-indexed securities and other Fixed Income Instruments, including derivative Fixed Income Instruments. In addition, Index derivatives may be purchased with a fraction of the assets that would be needed to purchase the securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

The average portfolio duration of the fixed income portion of this Fund will vary based on PIMCO’s forecast for interest rates and under normal market conditions is not expected to exceed ten years. The Fund may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buybacks or dollar rolls).

Principal Risks

Under certain conditions, generally in a market where the value of both real estate derivatives and fixed income securities are declining, the Fund may experience substantial losses. Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage Risk • Foreign Investment Risk • Real Estate Risk	• Emerging Markets Risk • Currency Risk • Issuer Non-Diversification Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risk of investing in the Fund by comparing the Fund’s average annual returns with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Institutional Class shares. The Administrative Class of the Fund has not commenced operations as of the date of this prospectus. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

29	PIMCO Funds

PIMCO RealEstateRealReturn Strategy Fund (continued)

Calendar Year Total Returns — Institutional Class Calendar Year End (through 12/31)
	More Recent Return Information

	1/1/05–6/30/05	8.23%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (4th Qtr. ’04)	18.79%

	Lowest (2nd Qtr. ’04)	-9.55%

Average Annual Total Returns (for periods ended 12/31/04)

	1 Year	Fund Inception (10/30/03)(4)
Institutional Class Return Before Taxes	42.45%	46.41%
Institutional Class Return After Taxes on Distributions(1)	26.98%	29.93%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	27.35%	29.82%
Dow Jones Wilshire Real Estate Investment Trust Index(2)	33.17%	36.12%
Lipper Real Estate Funds Average(3)	32.07%	35.46%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
(2)	The Dow Jones Wilshire Real Estate Investment Trust Index , a subset of the Wilshire Real Estate Securities Index (WRESI), is an unmanaged index comprised of US publicly traded Real Estate Investment Trusts. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper Real Estate Funds Average is a total return performance average of Funds tracked by Lipper, Inc, that invests at least 65% of its portfolio in equity securities of domestic and foreign companies engaged in the real estate industry. It does not reflect deductions for fees, expenses or taxes.
(4)	The Fund began operations on 10/30/03. Index comparisons began on 10/31/03.

Fees and Expenses of the Fund

Thes-e tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Redemption Fee(1)	2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(2)	Total Annual Fund Operating Expenses
Institutional	0.49%	None	0.25%	0.74%
Administrative	0.49	0.25%	0.25	0.99
(1)	Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.
(2)	“Other Expenses” reflect an administrative fee of 0.25%.

Examples.  The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Institutional	$ 75	$236	$411	$ 917
Administrative	101	315	547	1,213

Prospectus	30

PIMCO StocksPLUS Municipal-Backed Fund	Ticker Symbols: N/A (Inst. Class) N/A (Admin. Class)

Principal Investments and Strategies	Investment Objective Seeks total return which exceeds that of the S&P 500 on a tax-advantaged total return basis consistent with prudent investment management	Fund Focus S&P 500 stock index derivatives backed by a portfolio of investment grade debt securities exempt from federal income tax Average Collateral Fixed Income Duration 1-10 years	Credit Quality Baa to Aaa; maximum 10% Baa Dividend Frequency Declared and distributed quarterly

The Fund seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in S&P 500 Index derivatives, backed by a portfolio of investment grade debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax (“Municipal Bonds”). The Fund will invest under normal circumstances at least 80% of its assets in Municipal Bonds. Municipal Bonds generally are issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities.

The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund’s benchmark index is the S&P 500 Index (the “Index”). The Fund uses Index derivatives in addition to or in place of stocks on the Index to attempt to equal or exceed the performance of the Index. The value of Index derivatives closely track changes in the value of the Index. However, Index derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Municipal Bonds. The Index is composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks. The Fund is neither sponsored by nor affiliated with S&P or the Index. The Fund seeks to remain invested in Index derivatives or stocks that comprise the Index even when the Index is declining.

Though the Fund does not normally invest directly in securities that comprise the Index, when Index derivatives appear to be overvalued relative to the Index, the Fund may invest all of its assets in a “basket” of stocks comprised in the Index. Individual stocks are selected based on an analysis of the historical correlation between the return of every stock that comprises the Index and the return on the Index itself. PIMCO may employ fundamental analysis of factors such as earnings and earnings growth, price to earnings ratio, dividend growth, and cash flows to choose among stocks that satisfy the correlation tests. The Fund also may invest in exchange traded funds based on the Index, such as Standard & Poor’s Depositary Receipts. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

Assets not invested in equity securities or derivatives may be invested in Municipal Bonds. The Fund may invest only in investment grade securities that are rated at least Baa by Moody’s or BBB by S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund will limit its investments in securities rated Baa (or equivalent as described above) to a maximum of 10% of total assets.

To the extent not invested in equity securities, Index derivatives, or Municipal Bonds, the Fund may invest in U.S. Government Securities, money market instruments and/or “private activity” bonds. For shareholders subject to the federal alternative minimum tax (“AMT”), distributions derived from “private activity” bonds must be included in their AMT calculations, and as such a portion of the Fund’s distribution may be subject to federal income tax. The Fund may invest more than 25% of its total assets in bonds of issuers in California and New York. To the extent that the Fund concentrates its investments in California or New York, it will be subject to California or New York State-Specific Risk. The average portfolio duration of this Fund normally varies within a one- to ten-year time frame based on PIMCO’s forecast for interest rates. The Fund will seek income that is high relative to prevailing rates from Municipal Bonds and in comparison to equity index dividend levels. The Fund may also invest in securities issued by entities, such as trusts, whose underlying assets are Municipal Bonds, including, without limitation, residual interest bonds.

31	PIMCO Funds

PIMCO StocksPLUS Municipal-Backed Fund (continued)

Principal Risks

Under certain conditions, generally in a market where the value of both Index derivatives and fixed income securities are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of stocks on the Index. Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • Market Risk • Issuer Risk • Liquidity Risk	• Derivatives Risk • Equity Risk • Mortgage Risk • Issuer Non-Diversification Risk	• Leveraging Risk • Management Risk • California State-Specific Risk • New York State-Specific Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The Fund does not have a full calendar year of performance. Thus, no bar chart or annual returns table is included for the Fund.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Redemption Fee(1)	2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(2)	Total Annual Fund Operating Expenses
Institutional	0.44%	None	0.25%	0.69%
Administrative	0.44	0.25%	0.25	0.94

(1) Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances. (2) “Other Expenses,” reflect an administrative fee of 0.25%.
Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3
Institutional	$70	$221
Administrative	96	300

Prospectus	32

PIMCO StocksPLUS Total Return Fund	Ticker Symbols: PSPTX (Inst. Class) N/A (Admin. Class)

Principal Investments and Strategies	Investment Objective Seeks total return which exceeds that of the S&P 500	Fund Focus S&P 500 stock index derivatives backed by a portfolio of short and intermediate maturity fixed income securities Average Portfolio Duration 1-6 years	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared and distributed quarterly

The Fund seeks to exceed the total return of the S&P 500 by investing under normal circumstances substantially all of its assets in S&P 500 derivatives, backed by a portfolio of Fixed Income Instruments. The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund uses S&P 500 derivatives in addition to or in place of S&P 500 stocks to attempt to equal or exceed the performance of the S&P 500. The value of S&P 500 derivatives closely track changes in the value of the index. However, S&P 500 derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. PIMCO actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund’s total return, subject to an overall portfolio duration which normally varies within a one- to six-year timeframe based on PIMCO’s forecast for interest rates.

The S&P 500 is composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks. The Fund is neither sponsored by nor affiliated with S&P. The Fund seeks to remain invested in S&P 500 derivatives or S&P 500 stocks even when the S&P 500 is declining.

Though the Fund does not normally invest directly in S&P 500 securities, when S&P 500 derivatives appear to be overvalued relative to the S&P 500, the Fund may invest all of its assets in a “basket” of S&P 500 stocks. Individual stocks are selected based on an analysis of the historical correlation between the return of every S&P 500 stock and the return on the S&P 500 itself. PIMCO may employ fundamental analysis of factors such as earnings and earnings growth, price to earnings ratio, dividend growth, and cash flows to choose among stocks that satisfy the correlation tests. The Fund also may invest in exchange traded funds based on the S&P 500, such as Standard & Poor’s Depositary Receipts.

Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

Principal Risks

Under certain conditions, generally in a market where the value of both S&P 500 derivatives and fixed income securities are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of S&P 500 stocks. Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Equity Risk • Mortgage Risk • Foreign Investment Risk	• Currency Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Institutional Class shares. The Administrative Class of the Fund has not commenced operations as of the date of this prospectus. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

33	PIMCO Funds

PIMCO StocksPLUS Total Return Fund (continued)

Calendar Year Total Returns — Institutional Class Calendar Year End (through 12/31)
	More Recent Return Information

	1/1/05–6/30/05	0.70%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (2nd Qtr. ’03)	17.34%

	Lowest (1st Qtr. ’03)	-2.71%

Average Annual Total Returns (for periods ended 12/31/04)

	1 Year	Fund Inception (6/28/02)(5)
Institutional Class Return Before Taxes	13.60%	14.48%
Institutional Class Return After Taxes on Distributions(1)	12.36%	13.34%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	9.23%	11.90%
S&P 500 Index(3)	10.88%	10.36%
Lehman Brothers U.S. TIPS Index(2)
Lipper Large-Cap Core Fund Average(4)	7.80%	7.88%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Administrative Class shares will vary.
(2)	Lehman Brothers U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to 10/97 represents returns of the Lehman Inflation Notes Index. It is not possible to invest directly in the index. The index does not reflect deduction for fees,
(3)	The Standard & Poor’s 500 Composite Stock Price Index is an unmanaged market index generally considered representative of the stock market as a whole. It is not possible to invest directly in the index. The Index does not reflect deductions for fees, expenses or taxes.
(4)	The Lipper Large-Cap Core Fund Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. It does not reflect deductions for fees, expenses or taxes.expenses or taxes.
(5)	The Fund began operations on 6/28/02. Index comparisons began on 6/30/02.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Redemption Fee(1)	2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(2)	Total Annual Fund Operating Expenses
Institutional	0.49%	None	0.25%	0.74%
Administrative	0.49	0.25%	0.25	0.99

(1)	Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.
(2)	“Other Expenses” reflect an administrative fee of 0.25%.

Examples.  The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Institutional	$ 75	$236	$411	$ 917
Administrative	101	315	547	1,213

Prospectus	34

PIMCO StocksPLUS TR Short Strategy Fund	Ticker Symbols: PSTIX (Inst. Class) N/A (Admin. Class)

Principal Investments and Strategies	Investment Objective Seeks total return through the implementation of short investment positions on the S&P 500	Fund Focus Short S&P 500 stock index derivatives backed by a portfolio of fixed income securities Average Portfolio Duration 1-6 years	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared and distributed quarterly

The Fund seeks to achieve its investment objective by investing primarily in short positions with respect to the S&P 500 Index (the “Index”) or specific Index securities, backed by a portfolio of Fixed Income Instruments, such that the Fund’s net asset value is generally expected to vary inversely to the value of the Index, subject to certain limitations. The Fund will generally realize gains only when the price of the Index is declining. When the Index is rising, the Fund will generally incur a loss. The Fund is designed for investors seeking to take advantage of declines in the value of the Index, or investors wishing to hedge existing long equity positions.

The Fund will maintain short positions through the use of a combination of derivatives, including options, futures, options on futures, and swaps. The Fund may invest all of its assets in such instruments. While the Fund will, under normal circumstances, invest primarily in Index short positions backed by a portfolio of Fixed Income Instruments, PIMCO may reduce the Fund’s exposure to Index short positions when PIMCO deems it appropriate to do so. Additionally, the Fund plans to purchase call options on Index futures contracts or on other similar Index derivatives, from time to time in an effort to limit the total potential decline in the Fund’s net asset value during a market in which prices of securities are rising or expected to rise. Because the Fund invests primarily in short positions, gains and losses in the Fund will primarily be short-term. However, a portion of the gains or losses from certain types of derivatives including futures contracts on broad based stock indexes in which the Fund may choose to invest will be treated as long-term gains or losses.

The Fund may use strategies that attempt to profit from pricing inefficiencies in the various markets in which the Fund may invest. The Fund may do so in order to generate investment returns or to offset or defray the cost of purchasing call options on Index futures contracts or other similar Index derivatives. For example, the Fund may simultaneously purchase and sell identical or equivalent futures contracts or other instruments across two or more markets, in order to benefit from a discrepancy in their prices. Such strategies may involve high portfolio turnover and correspondingly greater transaction costs to the Fund, and may result in the realization of taxable capital gains, including short-term capital gains, which are generally taxed at ordinary income tax rates.

Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. PIMCO actively manages the fixed income assets held by the Fund, with a view to enhancing the Fund’s total return, subject to an overall portfolio duration which normally varies within a one- to six-year timeframe based on PIMCO’s forecast for interest rates. The Fund may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

The combination of income and capital gains or losses derived from the Fixed Income Instruments serving as cover for the Fund’s short positions, coupled with the ability of the Fund to reduce or limit short exposure, as described above, may result in an imperfect inverse correlation between the performance of the Index and the performance of the Fund.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk • Liquidity Risk	• Derivatives Risk • Equity Risk • Mortgage Risk • Foreign Investment Risk • Emerging Markets Risk	• Currency Risk • Issuer Non-Diversification Risk • Leveraging Risk • Management Risk • Short Sale Risk

Please see “Summary of Principal Risks” following the Fund Summary for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risk of investing in the Fund by comparing the Fund’s average annual returns with the returns of a broad-based securities market index and an index of similar funds. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Institutional Class shares. The Administrative Class of the Fund has not commenced operations as of the date of this prospectus. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

35	PIMCO Funds

PIMCO StocksPLUS TR Short Strategy Fund (continued)

Calendar Year Total Returns — Institutional Class Calendar Year End (through 12/31)
	More Recent Return Information

	1/1/05–6/30/05	4.71%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (1st Qtr. ’04)	8.55%

	Lowest (4th Qtr. ’04)	-7.40%

Average Annual Total Returns (for periods ended 12/31/04)

	1 Year	Fund Inception (7/23/03)(4)
Institutional Class Return Before Taxes	3.54%	0.56%
Institutional Class Return After Taxes on Distributions(1)	1.49%	-0.89%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	9.23%	11.90%
Inverse of S&P 500 Index(2)	-10.34%	-15.49%
Lipper Specialty Diversified Equity Funds Average(3)	0.87%	0.16%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
(2)	The Inverse of Standard & Poor’s 500 Composite Stock Price Index is the negative equivalent of the return of the S&P 500 index. It is not possible to invest in such an unmanaged index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper Specialty Diversified Equity Funds Average is a total return performance average of Funds tracked by Lipper, Inc, that, by portfolio practice, invest in all market capitalization ranges without restriction. These funds typically have distinctly different strategies and performance, resulting in a low coefficient of determination (r-squared) compared to other U.S. diversified equity funds. It does not reflect deductions for fees, expenses or taxes.
(4)	The Fund began operations on 7/23/03. Index comparisons began on 7/31/03.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Redemption Fee(1)	2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(2)	Total Annual Fund Operating Expenses
Institutional	0.49%	None	0.25%	0.74%
Administrative	0.49	0.25%	0.25	0.99
(1)	Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.
(2)	“Other Expenses” reflect an administrative fee of 0.25%.

Examples.  The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
institutional	$ 76	$236	$411	$ 918
Administrative	101	315	547	1,213

Prospectus	36

Summary of Principal Risks

The value of your investment in a Fund changes with the values of that Fund’s investments. Many factors can affect those values. The factors that are most likely to have a material effect on a particular Fund’s portfolio as a whole are called “principal risks.” The principal risks of each Fund are identified in the Fund Summaries and are described in this section. Each Fund may be subject to additional risks other than those described below because the types of investments made by a Fund can change over time. Securities and investment techniques mentioned in this summary that appear in bold type are described in greater detail under “Characteristics and Risks of Securities and Investment Techniques.” That section and “Investment Objectives and Policies” in the Statement of Additional Information also include more information about the Funds, their investments and the related risks. There is no guarantee that a Fund will be able to achieve its investment objective. It is possible to lose money by investing in a Fund.

Interest Rate Risk

As nominal interest rates rise, the value of fixed income securities held by a Fund is likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Inflation-indexed securities, including Treasury Inflation-Protected Securities (“TIPS”), decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.

Credit Risk

A Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. Municipal bonds are subject to the risk that litigation, legislation or other political events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest.

High Yield Risk

Funds that invest in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) may be subject to greater levels of interest rate, credit and liquidity risk than Funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce a Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, a Fund may lose its entire investment.

Market Risk

The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Equity securities generally have greater price volatility than fixed income securities.

Issuer Risk

The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Liquidity Risk

Liquidity risk exists when particular investments are difficult to purchase or sell. A Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Funds with principal investment strategies that involve foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

37	PIMCO Funds

Derivatives Risk

Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The various derivative instruments that the Funds may use are referenced under “Characteristics and Risks of Securities and Investment Techniques—Derivatives” in this prospectus and described in more detail under “Investment Objectives and Policies” in the Statement of Additional Information. The Funds typically use derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Funds may also use derivatives for leverage, in which case their use would involve leveraging risk. A Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, interest rate risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. A Fund investing in a derivative instrument could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Commodity Risk

A Fund’s investments in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Equity Risk

The values of equity securities may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

Mortgage Risk

A Fund that purchases mortgage-related securities is subject to certain additional risks. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. This is known as contraction risk.

Foreign (Non-U.S.) Investment Risk

A Fund that invests in foreign securities may experience more rapid and extreme changes in value than a Fund that invests exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect a Fund’s investments in a foreign country. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in foreign securities. Adverse conditions in a certain region can adversely affect securities of other countries whose economies appear to be unrelated. To the extent that a Fund invests a significant portion of its assets in a concentrated geographic area

Prospectus	38

like Eastern Europe or Asia, the Fund will generally have more exposure to regional economic risks associated with foreign investments.

European Concentration Risk

When a Fund holds or obtains exposure to European securities or indices of securities, it may be affected significantly by economic, regulatory or political developments affecting European issuers. All countries in Europe may be significantly affected by fiscal and monetary controls implemented by the European Economic and Monetary Union. Eastern European markets are relatively undeveloped and may be particularly sensitive to economic and political events affecting those countries.

Far Eastern (excluding Japan) Concentration Risk

A Fund that holds or obtains exposure to Far Eastern (excluding Japanese) securities or indices of securities may be affected significantly by economic, regulatory or political developments affecting Far Eastern issuers. The economies and financial markets of many Far Eastern countries have been erratic in recent years, and several countries’ currencies have fluctuated dramatically in value relative to the U.S. dollar. The trading volume on some Far Eastern stock exchanges is much lower than in the United States, making the securities of issuers traded thereon less liquid and more volatile than similar U.S. securities. Politically, several Far Eastern countries are still developing and could de-stabilize. In addition, it is possible that governments in the region could take action adverse to Far Eastern issuers, such as nationalizing industries or restricting the flow of money in and out of their countries.

Japanese Concentration Risk

A Fund that holds or obtains exposure to Japanese securities or indices of securities may be affected significantly by economic, regulatory or political developments affecting Japanese issuers. The Japanese economy, after achieving high growth in the 1980s, faltered dramatically in the 1990s, and it continues to languish. The Japanese government has not dealt effectively with high tax and unemployment rates, unstable banking and financial service sectors, and low consumer spending; should any or all of these problems persist or worsen, the Fund could be adversely affected. A small number of industries, including the electronic machinery industry, comprise a large portion of the Japanese market, and therefore weakness in any of these industries could have profound negative impact on the entire market. In addition, Japan has few natural resources; its economy is heavily dependent on foreign trade and so it is vulnerable to trade sanctions or other protectionist measures taken by its trading partners.

Real Estate Risk

A Fund that invests in real estate-linked derivative instruments is subject to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. An investment in a real estate-linked derivative instrument that is linked to the value of a real estate investment trust (“REIT”) is subject to additional risks, such as poor performance by the manager of the REIT, adverse changes to the tax laws or failure by the REIT to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended. In addition, some REITs have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. Also, the organizational documents of a REIT may contain provisions that make changes in control of the REIT difficult and time-consuming.

Emerging Markets Risk

Foreign investment risk may be particularly high to the extent that a Fund invests in emerging market securities of issuers based in countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

Currency Risk

Funds that invest directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the

39	PIMCO Funds

U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad. As a result, a Fund’s investments in foreign currency-denominated securities may reduce the returns of the Fund.

Issuer Non-Diversification Risk

Focusing investments in a small number of issuers, industries or foreign currencies increases risk. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than Funds that are “diversified.” Funds that invest in a relatively small number of issuers are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Some of those issuers also may present substantial credit or other risks. Similarly, a Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects or from issuers in the same state.

Leveraging Risk

Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolios securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, PIMCO will segregate or “earmark” liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund’s portfolio securities.

Smaller Company Risk

The general risks associated with fixed income securities are particularly pronounced for securities issued by companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. As a result, they may be subject to greater levels of credit, market and issuer risk. Securities of smaller companies may trade less frequently and in lesser volumes than more widely held securities and their values may fluctuate more sharply than other securities. Companies with medium-sized market capitalizations may have risks similar to those of smaller companies.

Management Risk

Each Fund is subject to management risk because it is an actively managed investment portfolio. PIMCO and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.

Index Risk

Because certain of the Funds invest in derivatives that are linked to the performance of the RA Fundamental 1000 Index, they will be subject to the risks associated with changes in that index. If the RA Fundamental 1000 Index changes, a Fund could receive lower interest payments (in the case of a debt-related derivative) or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities may create leverage to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

California State-Specific Risk

A Fund that concentrates its investments in California municipal bonds may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal. Provisions of the California Constitution and State statutes which limit the taxing and spending authority of California governmental entities may impair the ability of California issuers to pay principal and/or interest on their obligations. While California’s economy is broad, its does have major concentrations in high

Prospectus	40

technology, aerospace and defense-related manufacturing, trade, entertainment, real estate and financial services, and may be sensitive to economic problems affecting those industries. Future California political and economic developments, constitutional amendments, legislative measures, executive orders, administrative regulations, litigation and voter initiatives could have an adverse effect on the debt obligations of California issuers.

New York State-Specific Risk

A Fund that concentrates its investments in New York municipal bonds may be affected significantly by economic, regulatory or political developments affecting the ability of New York issuers to pay interest or repay principal. Certain issuers of New York municipal bonds have experienced serious financial difficulties in the past and a reoccurrence of these difficulties may impair the ability of certain New York issuers to pay principal or interest on their obligations. The financial health of New York City affects that of the State, and when New York City experiences financial difficulty it may have an adverse affect on New York municipal bonds held by the Fund. The growth rate of New York has at times been somewhat slower than the nation overall. The economic and financial condition of New York also may be affected by various financial, social, economic and political factors.

Short Sale Risk

A Fund’s short sales are subject to special risks. A short sale involves the sale by the Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. A Fund may also enter into a short derivative position through a futures contract or swap agreement. If the price of the security or derivative has increased during this time, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

Tax Risk

As noted above, the CommodityRealReturn Strategy Fund currently intends to gain most of its exposure to the commodities markets by entering into swap agreements on a commodities index, and may invest in other commodity-linked derivative instruments, including options, futures contracts, options on futures contracts and commodity-linked structured notes. The status of these swap contracts and other commodities-linked derivative instruments under tests to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the “Code”) is not certain. For these purposes, the Fund is relying on an opinion of counsel and does not intend to obtain a ruling from the Internal Revenue Service (“Service”). Such opinion is not binding upon the Service and there is no assurance that the Service will not challenge the Fund’s status as a regulated investment company, or that, if it were to do so, it would not prevail. If the Fund were to fail to qualify as a regulated investment company in any year, then the Fund would be subject to federal income tax on its net income and capital gains at regular corporate income tax rates (without a deduction for distributions to shareholders). When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to the Fund’s earnings and profits. If the Fund were to fail to qualify as a regulated investment company and became subject to federal income tax, any shareholders of the Fund (including, to the extent they invest in the Fund, the All Asset and All Asset All Authority Funds), would be subject to the risk of diminished investment returns.

Allocation Risk

The All Asset and All Asset All Authority Funds’ investment performance depends upon how their assets are allocated and reallocated between the Underlying Funds according to each Fund’s asset allocation targets and ranges. A principal risk of investing in each Fund is that the Fund’s adviser will make less than optimal or poor asset allocation decisions. The advisers attempt to identify allocations for the Underlying Funds that will provide consistent, quality performance for each Fund, but there is no guarantee that such allocation techniques will produce the desired results. It is possible that the adviser will focus on an Underlying Fund that performs poorly or underperforms other Funds under various market conditions. You could lose money on your investment in the Funds as a result of these allocation decisions.

41	PIMCO Funds

Underlying Fund Risks

Because the All Asset and All Asset All Authority Funds invest all of their assets in Underlying Funds, the risks associated with investing in the Funds are closely related to the risks associated with the securities and other investments held by the Underlying Funds. The ability of each Fund to achieve its investment objective will depend upon the ability of the Underlying Funds to achieve their investment objectives. There can be no assurance that the investment objective of any Underlying Fund will be achieved.

The All Asset and All Asset All Authority Funds’ net asset value will fluctuate in response to changes in the net asset values of the Underlying Funds in which it invests. The extent to which the investment performance and risks associated with each Fund correlate to those of a particular Underlying Fund will depend upon the extent to which the Fund’s assets are allocated from time to time for investment in the Underlying Fund, which will vary. To the extent that either Fund invests a significant portion of its assets in an Underlying Fund, it will be particularly sensitive to the risks associated with that Underlying Fund.

Management of the Funds

Investment Adviser and Administrator

PIMCO serves as the investment adviser and the administrator (serving in its capacity as administrator, the “Administrator”) for the Funds. Subject to the supervision of the Board of Trustees, PIMCO is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters. Research Affiliates, LLC (“Research Affiliates”) serves as the asset allocation sub-adviser to the All Asset and All Asset All Authority Funds and selects the Underlying Funds in which the All Asset and All Asset All Authority Funds invest.

PIMCO is located at 840 Newport Center Drive, Newport Beach, California 92660. Organized in 1971, PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. As of June 30, 2005, PIMCO had approximately $493 billion in assets under management. Research Affiliates is located at 800 E. Colorado Blvd., Suite 870, Pasadena, CA 91101.

From time to time, PIMCO or its affiliates may pay investment consultants or their parent or affiliated companies for certain services including technology, operations, tax, or audit consulting services, and may pay such firms for PIMCO’s attendance at investment forums sponsored by such firms or for various studies, surveys, or access to databases. PIMCO and its affiliates may also provide investment advisory services to investment consultants and their affiliates. These consultants or their affiliates may, in the ordinary course of their investment consultant business, recommend that their clients utilize PIMCO’s investment advisory services or invest in the Funds or in other products sponsored by PIMCO and its affiliates.

Advisory Fees

Each Fund pays PIMCO fees in return for providing investment advisory services. For the fiscal year ended March 31, 2005, the Funds paid monthly advisory fees to PIMCO at the following annual rates (stated as a percentage of the average daily net assets of each Fund taken separately):

Fund	Advisory Fees

All Asset Fund	0.20%
All Asset All Authority Fund	0.25%
Real Return Asset Fund*	0.37%
CommodityRealReturn Strategy, RealEstateRealReturnStrategy, StocksPLUS Total Return and StockPLUS TR Short Strategy Funds	0.49%
European StocksPLUS TR Strategy, Far East (ex-Japan) StocksPLUS TR Strategy, International StocksPLUS TR Strategy and Japanese StocksPlus TR Strategy Funds	0.55%

*	Effective October 1, 2004, the investment advisory fee for the Real Return Asset Fund was reduced to an annual rate of 0.35%.

In addition, PIMCO pays a fee to Research Affiliates, LLC, the asset allocation sub-adviser of the All Asset and All Asset All Authority Funds, at annual rates of 0.20% and 0.25%, respectively, of the average daily net assets of each Fund.

Prospectus	42

The StocksPLUS Municipal-Backed Fund, Fundamental IndexPLUS Fund and Fundamental IndexPLUS TR Fund were not operational during the fiscal year ended March 31, 2005. The investment advisory fees for the StocksPLUS Municipal-Backed Fund, Fundamental IndexPLUS Fund and Fundamental IndexPLUS TR Fund are at an annual rate of 0.44%, 0.45% and 0.54%, respectively, based upon the average daily net assets of the Fund.

Administrative Fees

Each Fund pays for the administrative services it requires under what is essentially an all-in fee structure. Institutional and Administrative Class shareholders of each Fund pay an administrative fee to PIMCO, computed as a percentage of the Fund’s assets attributable in the aggregate to that class of shares. PIMCO, in turn, provides or procures administrative services for Institutional and Administrative Class shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Funds do bear other expenses which are not covered under the administrative fee which may vary and affect the total level of expenses paid by Institutional and Administrative Class shareholders, such as brokerage fees, commissions and other transaction expenses, costs of borrowing money, including interest expenses, extraordinary expenses (such as litigation and indemnification expenses) and fees and expenses of the Trust’s Independent Trustees and their counsel (if any). PIMCO generally earns a profit on the administrative fee. Also, under the terms of the administration agreement, PIMCO, and not Fund shareholders, would benefit from any price decreases in third-party services, including decreases resulting from an increase in net assets.

For the fiscal year ended March 31, 2005, the Funds paid PIMCO monthly administrative fees at the following annual rates (stated as a percentage of the average daily net assets attributable in the aggregate to the Fund’s Institutional and Administrative Class shares):

Fund	Administrative Fees

All Asset and All Asset All Authority Funds	0.05%
CommodityRealReturn Strategy, Real Return Asset, RealEstateRealReturn Strategy, StocksPLUS Total Return and StocksPLUS TR Short Strategy Funds	0.25%
European StocksPLUS TR Strategy, Far East (ex-Japan) StocksPLUS TR Strategy, International StocksPLUS TR Strategy and Japanese StocksPlus TR Strategy Funds	0.30%

The StocksPLUS Municipal-Backed Fund, Fundamental IndexPLUS Fund and Fundamental IndexPLUS TR Fund were not operational during the fiscal year ended March 31, 2005. The administrative fees for the StocksPLUS Municipal-Backed Fund, Fundamental IndexPLUS Fund and Fundamental IndexPLUS TR Fund are at an annual rate of 0.25%, 0.25% and 0.25%, respectively, based upon the average daily net assets of the Fund.

Fund of Funds Fees

The All Asset Fund pays advisory and administrative fees directly to PIMCO at an annual rate of 0.20% and 0.05%, respectively, based on the average daily net assets attributable in the aggregate to the Fund’s Institutional or Administrative Class shares, as applicable. The All Asset All Authority Fund pays advisory and administrative fees directly to PIMCO at an annual rate of 0.25% and 0.05%, respectively, based on the average daily net assets attributable in the aggregate to the Fund’s Institutional and Administrative Class shares, as applicable. The Funds also indirectly pay their proportionate share of the advisory and administrative fees charged by PIMCO to the Underlying Funds in which each Fund invests. For the All Asset Fund, PIMCO has contractually agreed, for the Fund’s current fiscal year, to reduce its advisory fee to the extent that the Underlying Fund Expenses attributable to advisory and administrative fees exceed 0.60% of the total amount invested in Underlying PIMS Funds. For the All Asset All Authority Fund, PIMCO has contractually agreed, for the Fund’s current fiscal year (3/31), to reduce its advisory fee to the extent that the Underlying Fund Expenses attributable to advisory and administrative fees exceed 0.69% of the total amount invested in Underlying Funds.

43	PIMCO Funds

The expenses associated with investing in a “fund of funds” are generally higher than those for mutual funds that do not invest primarily in other mutual funds. This is because shareholders in a “fund of funds” indirectly pay a portion of the fees and expenses charged at the underlying fund level. The Funds invest in Institutional Class shares of the Underlying Funds, which are not subject to any sales charges or 12b-1 fees.

The following table summarizes the annual expenses borne by Institutional Class shareholders of the Underlying Funds. Because the All Asset and All Asset All Authority Funds invest in Institutional Class shares of the Underlying Funds, shareholders of the All Asset and All Asset All Authority Funds indirectly bear a proportionate share of these expenses, depending on how the Funds’ assets are allocated from time to time among the Underlying Funds.

Prospectus	44

Annual Underlying Fund Expenses

(Based on the average daily net assets attributable to an Underlying Fund’s Institutional Class shares)

Underlying Fund	Advisory Fees	Other Expenses(1)	Total Fund Operating Expenses
California Intermediate Municipal Bond Fund	0.25%	0.22%	0.47%
California Municipal Bond Fund	0.25	0.22	0.47
CommodityRealReturn Strategy Fund	0.49	0.25	0.74
Convertible Fund	0.40	0.26	0.66
Developing Local Markets Fund*	0.45	0.51	0.96	(2)
Diversified Income Fund	0.45	0.30	0.75
Emerging Markets Bond Fund	0.45	0.40	0.85
European Convertible Fund	0.50	0.26	0.76
European StocksPLUS TR Strategy Fund	0.55	0.31	0.86
Far East (ex-Japan) StocksPLUS TR Strategy Fund	0.55	0.30	0.85
Floating Income Fund	0.30	0.26	0.56	(3)
Foreign Bond Fund (Unhedged)	0.25	0.25	0.50
Foreign Bond Fund (U.S. Dollar-Hedged)	0.25	0.25	0.50
Fundamental IndexPLUS Fund*	0.45	0.26	0.65	(4)
Fundamental IndexPLUS TR Fund*	0.54	0.26	0.74	(5)
Global Bond Fund (Unhedged)	0.25	0.30	0.55
Global Bond Fund (U.S. Dollar-Hedged)	0.25	0.30	0.55
GNMA Fund	0.25	0.25	0.50
High Yield Fund	0.25	0.25	0.50
International StocksPLUS TR Strategy Fund	0.55	0.30	0.85
Investment Grade Corporate Bond Fund	0.25	0.25	0.50
Japanese StocksPLUS TR Strategy Fund	0.55	0.31	0.86
Long-Term U.S. Government Fund	0.25	0.25	0.50
Low Duration Fund	0.25	0.18	0.43
Low Duration Fund II	0.25	0.25	0.50
Low Duration Fund III	0.25	0.25	0.50
Moderate Duration Fund	0.25	0.20	0.45
Money Market Fund	0.12	0.20	0.32
Municipal Bond Fund	0.25	0.24	0.49
New York Municipal Bond Fund	0.25	0.22	0.47
Real Return Fund	0.25	0.20	0.45
Real Return Fund II	0.25	0.20	0.45
Real Return Asset Fund	0.35	0.25	0.60
RealEstateRealReturn Strategy Fund	0.49	0.25	0.74
Short Duration Municipal Income Fund	0.20	0.15	0.35
Short-Term Fund	0.25	0.20	0.45
StocksPLUS Fund	0.40	0.25	0.65
StocksPLUS Municipal-Backed Fund	0.44	0.25	0.69
StocksPLUS Total Return Fund	0.49	0.25	0.74
StocksPLUS TR Short Strategy Fund	0.49	0.25	0.74
Total Return Fund	0.25	0.18	0.43
Total Return Fund II	0.25	0.25	0.50
Total Return Fund III	0.25	0.25	0.50
Total Return Mortgage Fund	0.25	0.25	0.50

(1)	Other Expenses includes administrative fees and other expenses (e.g. organizational expenses, interest expenses, and pro rata trustee fees) attributable to the Institutional Class shares. For the Developing Local Markets, Floating Income, Fundamental IndexPLUS and Fundamental IndexPLUS TR Fund, the Other Expenses are based on estimated amounts for the initial fiscal year of each Fund’s Institutional class shares and include each Fund’s organizational expenses.

(2)	PIMCO has contractually agreed, for the Fund’s current fiscal year (3/31), to waive its administrative fee, or reimburse the Fund, to the extent that, due to organizational expenses and/or the payment of the Fund’s pro rata share of Trustees’ fees, the total fund operating expenses exceed 0.9549% of the Fund’s average net assets attributable to Institutional Class shares. Under the Expense Limitation Agreement, which renews annually for a full fiscal year unless terminated by PIMCO upon at least 30 days’ notice prior to fiscal year-end, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(3)	PIMCO has contractually agreed, for the Fund’s current fiscal year (3/31), to reduce Total Annual Fund Operating Expenses to the extent they would exceed, due to the payment of organizational expenses and Trustees fees, 0.5549% for the Institutional Class. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(4)	PIMCO has contractually agreed, for the Fund’s current fiscal year (3/31), to waive its administrative fee, or reimburse the Fund, to the extent that, due to organizational expenses and/or the payment of the Fund’s pro rata share of Trustees’ fees, the total fund operating expenses exceed 0.6549% of the Fund’s average net assets attributable to Institutional Class shares, respectively. Under the Expense Limitation Agreement, which renews annually for a full fiscal year unless terminated by PIMCO upon at least 30 days’ notice prior to fiscal year-end, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(5)	PIMCO has contractually agreed, until March 21, 2007, to waive a portion of its Advisory Fee equal to 0.05% of average daily net assets. In addition, PIMCO has contractually agreed, for the Fund’s current fiscal year (3/31), to waive its administrative fee, or reimburse the Fund, to the extent that, due to organizational expenses and/or the payment of the Fund’s pro rata share of Trustees’ fees, the total fund operating expenses exceed 0.7449% of the Fund’s average net assets attributable to Institutional Class shares, respectively. Under the Expense Limitation Agreement, which renews annually for a full fiscal year unless terminated by PIMCO upon at least 30 days’ notice prior to fiscal year-end, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

45	PIMCO Funds

Individual Portfolio Managers

The following individuals have primary responsibility for managing each of the noted Funds.

Fund	Portfolio Manager	Since	Recent Professional Experience

All Asset All Asset All Authority	Robert D. Arnott	7/02* 10/03*	Chief Executive Officer, Research Affiliates LLC. Previously, Mr. Arnott joined First Quadrant, L.P. in April 1988 and served as it’s Chairman from July 2002 until April 2004.

CommodityRealReturn Strategy Real Return Asset RealEstateRealReturn Strategy	John B. Brynjolfsson	6/02* 11/01* 10/03*	Managing Director, PIMCO. He joined PIMCO as a Portfolio Manager in 1989, and has managed fixed income accounts for various institutional clients and funds since 1992.

European StocksPLUS TR Strategy Far East (ex-Japan) StocksPLUS TR Strategy International StocksPLUS TR Strategy Japanese StocksPLUS TR Strategy	Pasi Hamalainen	10/03* 10/03* 10/03* 10/03*	Mr. Hamalainen is a Managing Director and member of PIMCO’s investment committee. Previously, he has served as PIMCO’s head of Fixed Income portfolio management in Europe, as the director of portfolio analytics and co-head of PIMCO’s mortgage team.

Fundamental IndexPLUS Fundamental IndexPLUS TR StocksPLUS Total Return StocksPLUS TR Short Strategy	William H. Gross	5/05* 5/05* 6/02* 7/03*	Managing Director, Chief Investment Officer and a founding partner of PIMCO.

StocksPLUS Municipal-Backed	Mark V. McCray	**	Executive Vice President, PIMCO. He joined PIMCO as a Portfolio Manager in 2000. Prior to joining PIMCO, he was a bond trader from 1992-1999 at Goldman Sachs & Co. where he was appointed Vice President in 1996 and named co-head of municipal bond trading in 1997 with primary responsibility for the firm’s proprietary account and supervised municipal bond traders.

*    Since inception of the Fund.

**  As of the date of this prospectus, the Fund has not commenced operations.

Please see the Statement of Additional Information for additional information about other accounts managed by the portfolio managers, the portfolio managers’ compensation and the portfolio managers’ ownership of shares of the Funds.

Distributor

The Trust’s Distributor is Allianz Global Investors Distributors LLC (“AGID” or “Distributor”), an indirect subsidiary of Allianz Global Investors of America L.P. (“AGI”). The Distributor, located at 2187 Atlantic Street, Stamford, CT 06902, is a broker-dealer registered with the Securities and Exchange Commission (“SEC”).

Regulatory and Litigation Matters

On June 1, 2004, the Attorney General of the State of New Jersey announced that it had dismissed PIMCO from a complaint filed by the New Jersey Attorney General on February 17, 2004, and that it had entered into a settlement agreement (the “New Jersey Settlement”) with PIMCO’s parent company, AGI (formerly known as Allianz Dresdner Asset Management of America L.P.), PEA Capital LLC (an entity affiliated with PIMCO through common ownership) (“PEA”) and AGID, in connection with the same matter. In the New Jersey Settlement, AGI, PEA and AGID neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the New Jersey Settlement alleged, among other things, that AGI, PEA and AGID had failed to disclose that they improperly allowed certain hedge funds to engage in “market timing” in certain funds. The complaint sought injunctive relief, civil monetary penalties, restitution and disgorgement of profits.

Since February 2004, PIMCO, AGI, PEA, AGID, and certain of their affiliates, including the Trust, Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series), and the Trustees of the Trust, have been named as defendants in 14 lawsuits filed in U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. Ten of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in the U.S. District Court for the District of Maryland; four of those lawsuits concern “revenue sharing” and have been consolidated

Prospectus	46

into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the Trust and the Allianz Funds during specified periods, or as derivative actions on behalf of the Trust and Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain of the Allianz Funds and Funds of the Trust and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, the Trustees, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the Trust or on behalf of the Trust itself against other defendants. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote the Allianz Funds and Funds of the Trust, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

The Trust has learned that, on April 11, 2005, the Attorney General of the State of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia (the “West Virginia Complaint”) against Allianz Global Investors Fund Management LLC (formerly PA Fund Management LLC) (“AGIF”), PEA and AGID alleging, among other things, that they improperly allowed broker-dealers, hedge funds and investment advisers to engage in frequent trading of various open-end funds advised or distributed by Allianz Global Investors Fund Management LLC and certain of its affiliates in violation of the funds’ stated restrictions on “market timing.” On May 31, 2005, AGIF, PEA and AGID, along with the other mutual fund defendants in the action, removed the action to the U.S. District Court for the District of West Virginia. The West Virginia Complaint also names numerous other defendants unaffiliated with Allianz Global Investors Fund Management in separate claims alleging improper market timing and/or late trading of open-end investment companies advised or distributed by such other defendants. The West Virginia Complaint seeks injunctive relief, civil monetary penalties, investigative costs and attorney’s fees.

Under Section 9(a) of the Investment Company Act of 1940, as amended (“1940 Act”), if the New Jersey Settlement or any of the lawsuits described above were to result in a court injunction against AGI, PEA, AGID and/or their affiliates, PIMCO could, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser, and AGID could be barred from serving as principal underwriter, to any registered investment company, including the Funds. In connection with an inquiry from the SEC concerning the status of the New Jersey Settlement under Section 9(a), PEA, AGID, AGI and certain of their affiliates (including PIMCO) (together, the “Applicants”) have sought exemptive relief from the SEC under Section 9(c) of the 1940 Act. The SEC has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey Settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the SEC takes final action on their application for a permanent order. There is no assurance that the SEC will issue a permanent order.

If the West Virginia Complaint were to result in a court injunction against AGIF, PEA or AGID, the Applicants would, in turn, seek exemptive relief under Section 9(c) with respect to that matter, although there is no assurance that such exemptive relief would be granted.

It is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Funds. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Funds or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Funds.

47	PIMCO Funds

The foregoing speaks only as of the date of this prospectus. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated only if those developments are material.

Classes of Shares—

Institutional Class and Administrative Class Shares

The Trust offers investors Institutional Class and Administrative Class shares of the Funds in this prospectus.

With the exception of the fees charged in connection with sales (redemptions) of Institutional Class or Administrative Class shares of the Funds within a certain number of days after acquisition, the Trust does not charge any sales charges (loads) or other fees in connection with purchases, redemptions or exchanges of Institutional Class or Administrative Class shares. Administrative Class shares are subject to a higher level of operating expenses than Institutional Class shares due to the additional service and/or distribution fees paid by Administrative Class shares as described below. Therefore, Institutional Class shares will generally pay higher dividends and have a more favorable investment return than Administrative Class shares.

•   Service and Distribution (12b-1) Fees—Administrative Class Shares.  The Trust has adopted both an Administrative Services Plan and a Distribution Plan for the Administrative Class shares of each Fund. The Distribution Plan has been adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (“1940 Act”).

Each Plan allows the Funds to use their Administrative Class assets to reimburse financial intermediaries that provide services relating to Administrative Class shares. The Distribution Plan permits reimbursement for expenses in connection with the distribution and marketing of Administrative Class shares and/or the provision of shareholder services to Administrative Class shareholders. The Administrative Services Plan permits reimbursement for services in connection with the administration of plans or programs that use Administrative Class shares of the Funds as their funding medium and for related expenses.

In combination, the Plans permit a Fund to make total reimbursements at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to its Administrative Class shares. The same entity may not receive both distribution and administrative services fees with respect to the same Administrative Class assets, but may receive fees under each Plan with respect to separate assets. Because these fees are paid out of a Fund’s Administrative Class assets on an ongoing basis, over time they will increase the cost of an investment in Administrative Class shares, and Distribution Plan fees may cost an investor more than other types of sales charges.

•   Arrangements with Service Agents.  Institutional Class and Administrative Class shares of the Funds may be offered through certain brokers and financial intermediaries (“service agents”) that have established a shareholder servicing relationship with the Trust on behalf of their customers. The Trust pays no compensation to such entities other than service and/or distribution fees paid with respect to Administrative Class shares. Service agents may impose additional or different conditions than the Trust on purchases, redemptions or exchanges of Fund shares by their customers. Service agents may also independently establish and charge their customers transaction fees, account fees and other amounts in connection with purchases, sales and redemptions of Fund shares in addition to any fees charged by the Trust. These additional fees may vary over time and would increase the cost of the customer’s investment and lower investment returns. Each service agent is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions regarding purchases, redemptions and exchanges. Shareholders who are customers of service agents should consult their service agents for information regarding these fees and conditions. Among the service agents with whom the Trust may enter into a shareholder servicing relationship are firms whose business

Prospectus	48

involves or includes investment consulting, or whose parent or affiliated companies are in the investment consulting business, that may recommend that their clients utilize PIMCO’s investment advisory services or invest in the Fund or in other products sponsored by PIMCO and its affiliates.

Purchases, Redemptions and Exchanges

Purchasing Shares

Investors may purchase Institutional Class and Administrative Class shares of the Funds at the relevant net asset value (“NAV”) of that class without a sales charge.

Institutional Class shares are offered primarily for direct investment by investors such as pension and profit sharing plans, employee benefit trusts, endowments, foundations, corporations and high net worth individuals. Institutional Class shares may also be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to their customers’ investments in the Funds.

Administrative Class shares are offered primarily through employee benefit plan alliances, broker-dealers and other intermediaries, and each Fund pays service and/or distribution fees to these entities for services they provide to Administrative Class shareholders.

Pension and profit-sharing plans, employee benefit trusts and employee benefit plan alliances and “wrap account” programs established with broker-dealers or financial intermediaries may purchase shares of either class only if the plan or program for which the shares are being acquired will maintain an omnibus or pooled account for each Fund and will not require a Fund to pay any type of administrative payment per participant account to any third party. Shares may be offered to clients of PIMCO and its affiliates, and to the benefit plans of PIMCO and its affiliates.

•   Investment Minimums.  The minimum initial investment for shares of either class is $5 million, except that the minimum initial investment may be modified for certain financial intermediaries that aggregate trades on behalf of underlying investors. In addition, the minimum initial investment may be modified for certain employees of PIMCO and its affiliates.

The Trust or the Distributor may waive the minimum initial investment for other categories of investors at their discretion. PIMCO-sponsored funds of funds are exempt from the minimum investment requirement.

•   Timing of Purchase Orders and Share Price Calculations.  A purchase order received by the Trust or its designee prior to the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time), on a day the Trust is open for business, together with payment made in one of the ways described below, will be effected at that day’s NAV. An order received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day. However, orders received by certain retirement plans and other financial intermediaries on a business day prior to the close of regular trading on the NYSE and communicated to the Trust or its designee prior to 9:00 a.m., Eastern time, on the following business day will be effected at the NAV determined on the prior business day. The Trust is “open for business” on each day the NYSE is open for trading, which excludes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Purchase orders will be accepted only on days on which the Trust is open for business.

•   Initial Investment.  Investors may open an account by completing and signing a Client Registration Application and mailing it to PIMCO Funds, c/o BFDS Midwest, 330 W. 9th St, Kansas City, MO 64105. A Client Registration Application may be obtained by calling 1-800-927-4648.

Except as described below, an investor may purchase Institutional Class and Administrative Class shares only by wiring federal funds to the Trust’s transfer agent, Boston Financial Data Services - Midwest (“Transfer Agent”), 330 West 9th Street, Kansas City, Missouri 64105. Before wiring federal funds, the investor must

49	PIMCO Funds

telephone the Trust at 1-800-927-4648 to receive instructions for wire transfer and must provide the following information: name of authorized person, shareholder name, shareholder account number, name of Fund and share class, and amount being wired.

An investor may purchase shares without first wiring federal funds if the proceeds of the investment are derived from an advisory account the investor maintains with PIMCO or one of its affiliates, or from an investment by broker-dealers, institutional clients or other financial intermediaries which have established a shareholder servicing relationship with the Trust on behalf of their customers.

•   Additional Investments.  An investor may purchase additional Institutional Class and Administrative Class shares of the Funds at any time by calling the Trust and wiring federal funds to the Transfer Agent as outlined above.

•   Verification of Identity.  To help the federal government combat the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, a Fund must obtain the following information for each person that opens a new account:

1.  Name;

2.  Date of birth (for individuals);

3.  Residential or business street address; and

4.  Social security number, taxpayer identification number, or other identifying number.

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

Individuals may also be asked for a copy of their driver’s license, passport or other identifying document in order to verify their identity. In addition, it may be necessary to verify an individual’s identity by cross-referencing the identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

After an account is opened, a Fund may restrict your ability to purchase additional shares until your identity is verified. A Fund also may close your account and redeem your shares or take other appropriate action if it is unable to verify your identity within a reasonable time.

•   Other Purchase Information.  Purchases of a Fund’s Institutional Class and Administrative Class shares will be made in full and fractional shares. In the interest of economy and convenience, certificates for shares will not be issued.

The Trust and the Distributor each reserves the right, in its sole discretion, to suspend the offering of shares of the Funds or to reject any purchase order, in whole or in part, when, in the judgment of management, such suspension or rejection is in the best interests of the Trust.

Institutional Class and Administrative Class shares of the Trust are not qualified or registered for sale in all states. Investors should inquire as to whether shares of a particular Fund are available for offer and sale in the investor’s state of residence. Shares of the Trust may not be offered or sold in any state unless registered or qualified in that jurisdiction or unless an exemption from registration or qualification is available.

Subject to the approval of the Trust, an investor may purchase shares of a Fund with liquid securities that are eligible for purchase by the Fund (consistent with the Fund’s investment policies and restrictions) and that have a value that is readily ascertainable in accordance with the Trust’s valuation policies. These transactions will be effected only if PIMCO intends to retain the security in the Fund as an investment. Assets purchased by a Fund

Prospectus	50

in such a transaction will be valued in generally the same manner as they would be valued for purposes of pricing the Fund’s shares, if such assets were included in the Fund’s assets at the time of purchase. The Trust reserves the right to amend or terminate this practice at any time.

•   Abusive Trading Practices.  The Trust encourages shareholders to invest in the Funds as part of a long-term investment strategy and discourages excessive, short-term trading and other abusive trading practices. To that end, the Trust’s Board of Trustees has adopted policies and procedures reasonably designed to detect and prevent short-term trading activity that may be harmful to a Fund and its shareholders. Such activities, sometimes referred to as “market timing,” may have a detrimental effect on the Fund(s) and its/their shareholders. For example, depending upon various factors such as the size of a Fund and the amount of its assets maintained in cash, short-term or excessive trading by Fund shareholders may interfere with the efficient management of the Fund’s portfolio, increase transaction costs and taxes, and may harm the performance of the Fund and its shareholders.

The Trust seeks to deter and prevent abusive trading practices, and to reduce these risks, through several methods. First, the Trust imposes redemption fees on most Fund shares redeemed or exchanged within a given period after their purchase. See “Redemption Fees” below for further information. In certain situations, the Funds have elected not to impose redemption fees. See “Waiver of Redemption Fees” below for a discussion on the specific situations in which the Funds will not impose redemption fees.

Second, to the extent that there is a delay between a change in the value of a mutual fund’s portfolio holdings, and the time when that change is reflected in the net asset value of the fund’s shares, the fund is exposed to the risk that investors may seek to exploit this delay by purchasing or redeeming shares at net asset values that do not reflect appropriate fair value prices. The Trust seeks to deter and prevent this activity, sometimes referred to as “stale price arbitrage,” by the appropriate use of “fair value” pricing of the Funds’ portfolio securities. See “How Fund Shares Are Priced” below for more information.

Third, the Trust seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Trust and PIMCO each reserve the right to restrict or refuse any purchase or exchange transaction if, in the judgment of the Trust or of PIMCO, the transaction may adversely affect the interests of a Fund or its shareholders. Among other things, the Trust may monitor for any patterns of frequent purchases and sales that appear to be made in response to short-term fluctuations in share price, and may also monitor for any attempts to improperly avoid the imposition of Redemption Fees. Notice of any restrictions or rejections of transactions may vary according to the particular circumstances.

Although the Trust and its service providers seek to use these methods to detect and prevent abusive trading activities, and although the Trust will consistently apply such methods, there can be no assurances that such activities can be mitigated or eliminated. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for presentation to the Fund on a net basis, conceal the identity of the individual investors from the Fund. This makes it more difficult for the Funds to identify short-term transactions in the Funds.

•   Retirement Plans.  Shares of the Funds are available for purchase by retirement and savings plans, including Keogh plans, 401(k) plans, 403(b) custodial accounts, and Individual Retirement Accounts. The administrator of a plan or employee benefits office can provide participants or employees with detailed information on how to participate in the plan and how to elect a Fund as an investment option. Participants in a retirement or savings plan may be permitted to elect different investment options, alter the amounts contributed to the plan, or change how contributions are allocated among investment options in accordance with the plan’s specific provisions. The plan administrator or employee benefits office should be consulted for details. For questions about participant accounts, participants should contact their employee benefits office, the plan administrator, or the organization that provides recordkeeping services for the plan. Investors who purchase shares through retirement plans should be aware that plan administrators may aggregate purchase and redemption orders for

51	PIMCO Funds

participants in the plan. Therefore, there may be a delay between the time the investor places an order with the plan administrator and the time the order is forwarded to the Transfer Agent for execution.

Redeeming Shares

•   Redemptions by Mail.  An investor may redeem (sell) Institutional Class and Administrative Class shares by submitting a written request to PIMCO Funds, c/o BFDS Midwest, 330 W. 9th St, Kansas City, MO 64105. The redemption request should state the Fund from which the shares are to be redeemed, the class of shares, the number or dollar amount of the shares to be redeemed and the account number. The request must be signed exactly as the names of the authorized signatories appear on the Trust’s account records, and the request must be signed by the minimum number of persons designated on the Client Registration Application that are required to effect a redemption.

•   Redemptions by Telephone or Other Wire Communication.  An investor that elects this option on the Client Registration Application (or subsequently in writing) may request redemptions of shares by calling the Trust at 1-800-927-4648, by sending a facsimile to 1-816-421-2861, by sending an e-mail to pimcoteam@bfdsmidwest.com, or by other means of wire communication. Investors should state the Fund and class from which the shares are to be redeemed, the number or dollar amount of the shares to be redeemed, the account number and the signature (which may be an electronic signature) of an authorized signatory. Redemption requests of an amount of $10 million or more may be initiated by telephone or by e-mail, but must be confirmed in writing by an authorized party prior to processing.

In electing a telephone redemption, the investor authorizes PIMCO and the Transfer Agent to act on telephone instructions from any person representing himself to be the investor, and reasonably believed by PIMCO or the Transfer Agent to be genuine. Neither the Trust nor the Transfer Agent may be liable for any loss, cost or expense for acting on instructions (whether in writing or by telephone) believed by the party receiving such instructions to be genuine and in accordance with the procedures described in this prospectus. Shareholders should realize that by electing the telephone, or wire or e-mail redemption option, they may be giving up a measure of security that they might have if they were to redeem their shares in writing. Furthermore, interruptions in service may mean that a shareholder will be unable to effect a redemption by telephone or e-mail when desired. The Transfer Agent also provides written confirmation of transactions initiated by telephone as a procedure designed to confirm that telephone instructions are genuine (written confirmation is also provided for redemption requests received in writing or via e-mail). All telephone transactions are recorded, and PIMCO or the Transfer Agent may request certain information in order to verify that the person giving instructions is authorized to do so. The Trust or Transfer Agent may be liable for any losses due to unauthorized or fraudulent telephone transactions if it fails to employ reasonable procedures to confirm that instructions communicated by telephone are genuine. All redemptions, whether initiated by letter or telephone, will be processed in a timely manner, and proceeds will be forwarded by wire in accordance with the redemption policies of the Trust detailed below. See “Other Redemption Information.”

Shareholders may decline telephone exchange or redemption privileges after an account is opened by instructing the Transfer Agent in writing at least seven business days prior to the date the instruction is to be effective. Shareholders may experience delays in exercising telephone redemption privileges during periods of abnormal market activity. During periods of volatile economic or market conditions, shareholders may wish to consider transmitting redemption orders by facsimile, e-mail or overnight courier.

Defined contribution plan participants may request redemptions by contacting the employee benefits office, the plan administrator or the organization that provides recordkeeping services for the plan.

•   Timing of Redemption Requests and Share Price Calculations.  A redemption request received by the Trust or its designee prior to the close of regular trading on the NYSE (normally 4:00 p.m., Eastern time), on a day the Trust is open for business, is effective on that day. A redemption request received after that time becomes

Prospectus	52

effective on the next business day. Redemption requests for Fund shares are effected at the NAV per share next determined after receipt of a redemption request by the Trust or its designee. The request must properly identify all relevant information such as account number, redemption amount (in dollars or shares), the Fund name, and must be executed or initiated by the appropriate signatories.

•   Other Redemption Information.  Redemption proceeds will ordinarily be wired to the investor’s bank within three business days after the redemption request, but may take up to seven days. Redemption proceeds will be sent by wire only to the bank name designated on the Client Registration Application. Redemptions of Fund shares may be suspended when trading on the NYSE is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the SEC for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payment for more than seven days, as permitted by law.

For shareholder protection, a request to change information contained in an account registration (for example, a request to change the bank designated to receive wire redemption proceeds) must be received in writing, signed by the minimum number of persons designated on the Client Registration Application that are required to effect a redemption, and accompanied by a signature guarantee from any eligible guarantor institution, as determined in accordance with the Trust’s procedures. Shareholders should inquire as to whether a particular institution is an eligible guarantor institution. A signature guarantee cannot be provided by a notary public. In addition, corporations, trusts, and other institutional organizations are required to furnish evidence of the authority of the persons designated on the Client Registration Application to effect transactions for the organization.

Due to the relatively high cost of maintaining small accounts, the Trust reserves the right to redeem Institutional Class and Administrative Class shares in any account for their then-current value (which will be promptly paid to the investor) if at any time, due to redemption by the investor, the shares in the account do not have a value of at least $100,000. A shareholder will receive advance notice of a mandatory redemption and will be given at least 30 days to bring the value of its account up to at least $100,000.

The Trust agrees to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1% of the Fund’s net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust reserves the right to pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. It is highly unlikely that shares would ever be redeemed in kind. When shares are redeemed in kind, the redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received in the distribution.

Redemptions of shares held less than a certain number of days may be subject to a redemption fee. See “Redemption Fees” below.

Exchange Privilege

An investor may exchange Institutional Class or Administrative Class shares of a Fund for shares of the same class of any other Fund of the Trust that offers that class based on the respective NAVs of the shares involved. An exchange may be made by following the redemption procedure described above under “Redemptions by Mail” or, if the investor has elected the telephone redemption option, by calling the Trust at 1-800-927-4648. An investor may also exchange shares of a Fund for shares of the same class of a fund of Allianz Funds. Shareholders interested in such an exchange may request a prospectus for these other Funds by contacting PIMCO Funds at the same address and telephone number as the Trust.

The Trust reserves the right to refuse exchange purchases (or purchase and redemption and/or redemption and purchase transactions) if, in the judgment of PIMCO, the transaction would adversely affect a Fund and its shareholders. Although the Trust has no current intention of terminating or modifying the exchange privilege it

53	PIMCO Funds

reserves the right to do so at any time. Except as otherwise permitted by the SEC, the Trust will give you 60 days’ advance notice if it exercises its right to terminate or materially modify the exchange privilege.

Exchanges of shares held less than a certain number of days may be subject to a redemption fee. See “Redemption Fees” below.

Redemption Fees

Shareholders of each Fund listed below will be subject to a Redemption Fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares redeemed or exchanged (based on the total redemption proceeds after any applicable deferred sales charges) within a certain number of days after their acquisition (by purchase or exchange). The following table indicates the applicable holding period for each Fund. Shares redeemed or exchanged before the expiration of the holding period will be subject to the Redemption Fee.

Fund	Holding Period(1)

All Asset, All Asset All Authority, CommodityRealReturn Strategy, Fundamental IndexPLUS, Fundamental IndexPLUS TR,
Real Return Asset, RealEstateRealReturn Strategy, StocksPLUS Municipal-Backed, StocksPLUS TR Short Strategy and
StocksPLUS Total Return Funds

30 days
European StocksPLUS TR Strategy, Far East (ex-Japan) StocksPLUS TR Strategy, International StocksPLUS TR Strategy and Japanese StocksPLUS TR Strategy Funds	60 days

(1)	With respect to any acquisition of shares, the holding period commences on the day of acquisition. A new holding period begins with each acquisition of shares through a purchase or exchange.

In cases where redeeming shareholders hold shares acquired on different dates, the first-in/first-out (“FIFO”) method will be used to determine which shares are being redeemed, and therefore whether a Redemption Fee is payable. In cases where redemptions are processed through financial intermediaries, there may be a delay between the time the shareholder redeems his or her shares and the payment of the Redemption Fee to the Fund, depending upon such financial intermediaries’ trade processing procedures and systems.

A new time period begins with each acquisition of shares through a purchase or exchange. For example, for Funds with a 60 day holding period, a series of transactions in which shares of Fund A are exchanged for shares of Fund B 40 days after the purchase of the Fund A shares, followed 40 days later by an exchange of the Fund B shares for shares of Fund C, will be subject to two Redemption Fees (one on each exchange).

The purpose of Redemption Fees is to deter excessive, short-term trading and other abusive trading practices as described above under “Abusive Trading Practices” and to help offset the costs associated with the sale of portfolio securities to satisfy redemption and exchange requests made by “market timers” and other short-term shareholders, thereby insulating longer-term shareholders from such costs. Redemption Fees are not paid separately, but are deducted from the amount to be received in connection with a redemption or exchange. Redemption Fees are paid to and retained by the Funds to defray certain costs described below and are not paid to or retained by PIMCO or the Distributor. Redemption Fees are not sales loads or contingent deferred sales changes. Redemption and exchange of shares acquired through the reinvestment of dividends and distributions are not subject to Redemption Fees.

Limitations on the Assessment of Redemption Fees.  The Funds may not be able to impose and/or collect the Redemption Fee in certain circumstances. For example, the Funds will not be able to collect the Redemption Fee on redemptions and exchanges by shareholders who invest through certain retirement plans or through certain financial intermediaries (for example, through broker-dealer omnibus accounts or through a recordkeeping organization) that have not agreed to assess or collect the Redemption Fee from such shareholders, or that have not agreed to provide the information necessary for the Funds to impose the Redemption Fee on such shareholders or do not currently have the capability to assess or collect the Redemption Fee. The Funds may nonetheless continue to effect share transactions for such shareholders and financial intermediaries. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for presentation to a Fund on a net basis, conceal the identity of the individual investors from the Fund. This makes it more difficult for the Funds to identify short-term transactions in the Funds, and makes assessment of the

Prospectus	54

Redemption Fee on transactions effected through such accounts impractical without the assistance of the financial intermediary. Due to these limitations on the assessment of the Redemption Fee, the Funds’ use of Redemption Fees may not successfully eliminate excessive short-term trading in shares of the Funds.

Waivers of Redemption Fees.  In the following situations, the Funds have elected not to impose the Redemption Fee:

•	redemptions and exchanges of Fund shares acquired through the reinvestment of dividends and distributions;
•	certain types of redemptions and exchanges of Fund shares owned through participant-directed retirement plans (see below for details);
•	redemptions or exchanges in discretionary asset allocation or wrap programs (“wrap programs”) that are initiated by the sponsor of the program as part of a periodic rebalancing, provided that such rebalancing occurs no more frequently than quarterly;
•	redemptions or exchanges in a wrap program that are made as a result of a full withdrawal from the wrap program or as part of a systematic withdrawal plan;
•	involuntary redemptions, such as those resulting from a shareholder’s failure to maintain a minimum investment in the Funds, or to pay shareholder fees;
•	redemptions and exchanges effected by other mutual funds that are sponsored by PIMCO or its affiliates; and
•	otherwise as PIMCO or the Trust may determine in their sole discretion.

Applicability of Redemption Fees in Certain Defined Contribution Plans.  Redemption fees will not apply to the following transactions in participant-directed retirement plans (such as 401(k), 403(b), 457 and Keogh plans): 1) where the shares being redeemed were purchased with new contributions to the plan (e.g., payroll contributions, employer contributions, loan repayments); 2) redemptions made in connection with taking out a loan from the plan; 3) redemptions in connection with death, disability, hardship withdrawals, or Qualified Domestic Relations Orders; 4) redemptions made as part of a systematic withdrawal plan; 5) redemptions made by a defined contribution plan in connection with a termination or restructuring of the plan or 6) redemptions made in connection with a participant’s termination of employment. Redemption fees generally will apply to other participant-directed redemptions and exchanges. For example, if a participant exchanges shares of Fund A that were purchased with new contributions, into Fund B, a redemption fee would not apply to that exchange. However, any subsequent participant-directed exchange of those shares from Fund B into Fund A or another fund may be subject to redemption fees, depending upon the holding period and subject to the exceptions described in this paragraph.

Retirement plan sponsors, participant recordkeeping organizations and other financial intermediaries may also impose their own restrictions, limitations or fees in connection with transactions in the Funds’ shares, which may be stricter than those described in this section. You should contact your plan sponsor, recordkeeper or financial intermediary for more information on any differences in how the redemption fee is applied to your investments in the Funds, and whether any additional restrictions, limitations or fees are imposed in connection with transactions in Fund shares.

The Trust may eliminate or modify the waivers enumerated above at any time, in its sole discretion. Shareholders will receive 60 days’ notice of any material changes to the Redemption Fee, unless otherwise permitted by law.

Request for Multiple Copies of Shareholder Documents

To reduce expenses, it is intended that only one copy of the Funds’ prospectus and each annual and semi-annual report will be mailed to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents and your shares are held directly with the Trust, call the Trust at 1-800-927-4648. Alternatively , if your shares are held through a financial institution, please contact it directly. Within 30 days after receipt of your request by the Trust, the Trust will begin sending you individual copies.

55	PIMCO Funds

How Fund Shares Are Priced

The net asset value (“NAV”) of a Fund’s Institutional and Administrative Class shares is determined by dividing the total value of a Fund’s portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class.

Fund shares are valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the NYSE is open. For purposes of calculating the NAV, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Funds or their agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When a Fund uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. The Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing.

Prospectus	56

However, fair values determined by the Board of Trustees or persons acting at their direction may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed above under “Abusive Trading Practices.” Fair value pricing may require subjective determinations about the value of security.

Under certain circumstances, the per share NAV of the Administrative Class shares of the Funds may be lower than the per share NAV of the Institutional Class shares as a result of the daily expense accruals of the service and/or distribution fees paid by Administrative Class shares. Generally, for Funds that pay income dividends, those dividends are expected to differ over time by approximately the amount of the expense accrual differential between the two classes.

Fund Distributions

Each Fund distributes substantially all of its net investment income to shareholders in the form of dividends. Dividends paid by each Fund with respect to each class of shares are calculated in the same manner and at the same time, but dividends on Administrative Class shares are expected to be lower than dividends on Institutional Class shares as a result of the distribution fees applicable to Administrative Class shares. The following shows when each Fund intends to declare and distribute income dividends to shareholders of record.

Fund	Declared Daily and Paid Monthly	Declared and Paid Quarterly
Real Return Asset Fund	•
All other Funds		•

In addition, each Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently.

A Fund’s dividend and capital gain distributions with respect to a particular class of shares will automatically be reinvested in additional shares of the same class of the Fund at NAV unless the shareholder elects to have the distributions paid in cash. A shareholder may elect to have distributions paid in cash on the Client Registration Application or by submitting a written request, signed by the appropriate signatories, indicating the account number, Fund name(s) and wiring instructions. Shareholders do not pay any sales charges on shares received through the reinvestment of Fund distributions.

With respect to the Fund whose policy it is to declare dividends daily, if a purchase order for shares is received prior to 12:00 noon, Eastern time, and payment in federal funds is received by the Transfer Agent by the close of the federal funds wire on the day the purchase order is received, dividends will accrue starting that day. If a purchase order is received after 12:00 noon, Eastern time, and payment in federal funds is received by the Transfer Agent by the close of the federal funds wire on the day the purchase order is received, or as otherwise agreed to by the Trust, the order will be effected at that day’s net asset value, but dividends will not begin to accrue until the following business day.

Tax Consequences

•   Taxes on Fund Distributions.  A shareholder subject to U.S. federal income tax will be subject to tax on Fund distributions whether they are paid in cash or reinvested in additional shares of the Funds. For federal income tax purposes, Fund distributions will be taxable to the shareholder as either ordinary income or capital gains.

57	PIMCO Funds

Fund dividends (i.e., distributions of investment income) are taxable to shareholders as ordinary income. Federal taxes on Fund distributions of gains are determined by how long the Fund owned the investments that generated the gains, rather than how long a shareholder has owned the shares. Distributions of gains from investments that a Fund owned for more than one year will generally be taxable to shareholders as long-term capital gains. Distributions of gains from investments that the Fund owned for one year or less will generally be taxable as ordinary income.

Fund distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund prior to the shareholder’s investment and thus were included in the price paid for the shares. For example, a shareholder who purchases shares on or just before the record date of a Fund distribution will pay full price for the shares and may receive a portion of his or her investment back as a taxable distribution.

•   Taxes on Redemption or Exchanges of Shares.  Any gain resulting from the sale of Fund shares will generally be subject to federal income tax. When a shareholder exchanges shares of a Fund for shares of another series, the transaction will be treated as a sale of the Fund shares for these purposes, and any gain on those shares will generally be subject to federal income tax.

•   Returns of Capital.  If a Fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in the Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

•   A Note on the CommodityRealReturn Strategy Fund.  One of the requirements for qualification as a regulated investment company under Subchapter M of the Code is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies (“Qualifying Income”). Counsel to the Fund has opined that certain commodity swap agreements entered into by the Fund should constitute securities for purposes of the Qualifying Income test. Existing authority does not fully address the treatment of such swaps under the Code or under related securities laws. The opinion is not binding on the Service and there is no assurance that the Service will not challenge the Fund’s status as a regulated investment company. If the Service were to challenge the Fund’s position and that challenge were upheld, or if the Fund were otherwise to fail to qualify as a regulated investment company, then the Fund would be subject to federal income tax on its net income and capital gains at regular corporate income tax rates (without a deduction for distributions to shareholders). When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to the Fund’s earnings and profits.

•   A Note on the CommodityRealReturn Strategy, Real Return Asset and RealEstateRealReturn Strategy Funds.  Periodic adjustments for inflation to the principal amount of an inflation-indexed bond may give rise to original issue discount, which will be includable in the Fund’s gross income. Due to original issue discount, the Fund may be required to make annual distributions to shareholders that exceed the cash received, which may cause the Fund to liquidate certain investments when it is not advantageous to do so. Also, if the principal value of an inflation-indexed bond is adjusted downward due to deflation, amounts previously distributed in the taxable year may be characterized in some circumstances as a return of capital.

•   A Note on the StocksPLUS Municipal-Backed Fund.  Dividends paid to shareholders of the StocksPLUS Municipal-Backed Fund are expected to be designated by the Fund as “exempt-interest dividends” to the extent that such dividends are derived from Municipal Bond interest, and shareholders may generally exclude such dividends from gross income for federal income tax purposes. The federal tax exemption for “exempt-interest

Prospectus	58

dividends” from Municipal Bonds does not necessarily result in the exemption of such dividends from state and local taxes. The Fund’s distributions from any gains from investments in stocks and on Index derivatives will generally be taxable as ordinary income and/or long-term capital gains. The Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Dividends derived from taxable interest or capital gains will be subject to federal income tax and will be subject to state tax in most states. The interest on “private activity” bonds is a tax-preference item for purposes of the federal alternative minimum tax. As a result, for shareholders that are subject to the alternative minimum tax, income derived from “private activity” bonds will not be exempt from federal income tax. The payment of a portion of the Fund’s dividends as dividends exempt from federal income tax will not provide additional tax benefits to investors in tax-sheltered retirement plans or individuals not subject to federal income tax.

•   A Note on Funds of Funds.  The All Asset and All Asset All Authority Funds’ use of a fund of funds structure could affect the amount, timing and character of distributions to shareholders, and may therefore increase the amount of taxes payable by shareholders.

This section relates only to federal income tax; the consequences under other tax laws may differ. Shareholders should consult their tax advisors as to the possible application of foreign, state and local income tax laws to Fund dividends and capital distributions. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Funds.

Characteristics and Risks of

Securities and Investment Techniques

This section provides additional information about some of the principal investments and related risks of the Funds described under “Summary Information” and “Summary of Principal Risks” above. It also describes characteristics and risks of additional securities and investment techniques that may be used by the Funds from time to time. Most of these securities and investment techniques are discretionary, which means that PIMCO can decide whether to use them or not. This prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Funds. As with any mutual fund, investors in the Funds rely on the professional investment judgment and skill of PIMCO and the individual portfolio managers. Please see “Investment Objectives and Policies” in the Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Funds.

The All Asset and All Asset All Authority Funds invest their assets in shares of the Underlying Funds, and as such do not invest directly in the securities described below. The Underlying Funds, however, may invest in such securities. Because the value of an investment in the All Asset and All Asset All Authority Funds is directly related to the investment performance of the Underlying Funds in which they invest, the risks of investing in these Funds are closely related to the risks associated with the Underlying Funds and their investments in the securities described below.

Securities Selection

Many of the Funds in this prospectus seek maximum total return. The total return sought by a Fund consists of both income earned on a Fund’s investments and capital appreciation, if any, arising from increases in the market value of a Fund’s holdings. Capital appreciation of fixed income securities generally results from decreases in market interest rates or improving credit fundamentals for a particular market sector or security.

In selecting securities for a Fund, PIMCO develops an outlook for interest rates, currency exchange rates and the economy; analyzes credit and call risks, and uses other security selection techniques. The proportion of a Fund’s assets committed to investment in securities with particular characteristics (such as quality, sector,

59	PIMCO Funds

interest rate or maturity) varies based on PIMCO’s outlook for the U.S. economy and the economies of other countries in the world, the financial markets and other factors.

PIMCO attempts to identify areas of the bond market that are undervalued relative to the rest of the market. PIMCO identifies these areas by grouping bonds into sectors such as: money markets, governments, corporates, mortgages, asset-backed and international. Sophisticated proprietary software then assists in evaluating sectors and pricing specific securities. Once investment opportunities are identified, PIMCO will shift assets among sectors depending upon changes in relative valuations and credit spreads. There is no guarantee that PIMCO’s security selection techniques will produce the desired results.

U.S. Government Securities

U.S. Government Securities are obligations of, or guaranteed by, the U.S. Government, its agencies or government-sponsored enterprises. U.S. Government Securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. U.S. Government Securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

Municipal Bonds

Municipal bonds are generally issued by states and local governments and their agencies, authorities and other instrumentalities. Municipal bonds are subject to interest rate, credit and market risk. The ability of an issuer to make payments could be affected by litigation, legislation or other political events or the bankruptcy of the issuer. Lower rated municipal bonds are subject to greater credit and market risk than higher quality municipal bonds. The types of municipal bonds in which the Funds may invest include municipal lease obligations. The Funds may also invest in securities issued by entities whose underlying assets are municipal bonds.

The Funds may invest, without limitation, in residual interest bonds, which are created by depositing municipal securities in a trust and dividing the income stream of an underlying municipal bond in two parts, one, a variable rate security and the other, a residual interest bond. The interest rate for the variable rate security is determined by an index or an auction process held approximately every 7 to 35 days, while the residual interest bond holder receives the balance of the income from the underlying municipal bond less an auction fee. The market prices of residual interest bonds may be highly sensitive to changes in market rates and may decrease significantly when market rates increase.

Mortgage-Related and Other Asset-Backed Securities

Each Fund may invest in mortgage- or other asset-backed securities. Each Fund may invest all of its assets in such securities. Mortgage-related securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property.

The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. If unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of the security can be expected to increase. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

Prospectus	60

One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund’s yield to maturity from these securities. Each Fund may invest up to 5% of its total assets in any combination of mortgage-related or other asset-backed IO, PO or inverse floater securities.

Each Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The Funds may invest in other asset-backed securities that have been offered to investors.

Loan Participations and Assignments

Certain Funds may invest in fixed- and floating-rate loans, which investments generally will be in the form of loan participations and assignments of portions of such loans. Participations and assignments involve special types of risk, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. If a Fund purchases a participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower.

Corporate Debt Securities

Corporate debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates rise, the value of corporate debt securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

High Yield Securities

Securities rated lower than Baa by Moody’s or lower than BBB by S&P are sometimes referred to as “high yield” or “junk” bonds. Investing in high yield securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields, high yield securities typically entail greater potential price volatility and may be less liquid than higher-rated securities. High yield securities may be regarded as predominately speculative with respect to the issuer’s continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities. Issuers of securities in default may fail to resume principal or interest payments, in which case the Fund may lose its entire investment.

Variable and Floating Rate Securities

Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. Each Fund may invest in floating rate debt instruments (“floaters”) and engage in credit spread trades. While floaters provide a certain degree of protection against rises in interest rates, a Fund will participate in any declines in interest rates as well. Each Fund may also invest in inverse floating rate debt instruments (“inverse floaters”). An inverse floater may exhibit greater price volatility than a fixed rate obligation of similar credit quality. Each Fund may invest up to 5% of its total assets in any combination of mortgage-related or other asset-backed IO, PO or inverse floater securities.

Inflation-Indexed Bonds

Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is

61	PIMCO Funds

guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Event-Linked Exposure

Each Fund may obtain event-linked exposure by investing in “event-linked bonds” or “event-linked swaps” or implement “event-linked strategies.” Event-linked exposure results in gains or losses that typically are contingent, or formulaically related to defined trigger events. Examples of trigger events include hurricanes, earthquakes, weather-related phenomena, or statistics relating to such events. Some event-linked bonds are commonly referred to as “catastrophe bonds.” If a trigger event occurs, a Fund may lose a portion or its entire principal invested in the bond or notional amount on a swap. Event-linked exposure often provides for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. Event-linked exposure may also expose a Fund to certain unanticipated risks including credit risk, counterparty risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences. Event-linked exposures may also be subject to liquidity risk.

Convertible and Equity Securities

Each Fund may invest in convertible securities. Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, that are convertible into or exercisable for common stock at a stated price or rate. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security will normally also provide income and is subject to interest rate risk. Convertible securities may be lower-rated securities subject to greater levels of credit risk. A Fund may be forced to convert a security before it would otherwise choose, which may have an adverse effect on the Fund’s ability to achieve its investment objective.

While the Real Return Asset Fund intends to invest primarily in fixed income securities, the Fund may invest in convertible securities or equity securities. While some countries or companies may be regarded as favorable investments, pure fixed income opportunities may be unattractive or limited due to insufficient supply, or legal or technical restrictions. In such cases, a Fund may consider convertible securities or equity securities to gain exposure to such investments.

While the European StocksPLUS TR Strategy, Far East (ex-Japan) StocksPLUS TR Strategy, Fundamental IndexPLUS, Fundamental IndexPLUS TR, International StocksPLUS TR Strategy, Japanese StocksPLUS TR Strategy, StocksPLUS Municipal-Backed, StocksPLUS TR Short Strategy and StocksPLUS Total Return Funds will generally invest in equity derivatives and will not normally invest directly in equity securities, each Fund may invest without limit directly in equity securities, including common stocks, preferred stocks and convertible securities. In addition, the CommodityRealReturn Strategy Fund may invest in equity securities of issuers in commodity-related industries, and the RealEstateRealReturn Strategy Fund may invest in REITs and equity securities of issuers in real estate-related industries. When investing directly in equity securities, a Fund will not be limited to only those equity securities with any particular weighting in such Fund’s respective benchmark index, if any. Generally, the Funds will consider investing directly in equity securities when derivatives on the underlying securities appear to be overvalued.

Equity securities generally have greater price volatility than fixed income securities. The market price of equity securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally or particular industries represented in those

Prospectus	62

markets. The value of an equity security may also decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Foreign (Non-U.S.) Securities

Each Fund (except the StocksPLUS Municipal-Backed Fund) may invest in foreign (non-U.S.) securities. Investing in foreign securities involves special risks and considerations not typically associated with investing in U.S. securities. Shareholders should consider carefully the substantial risks involved for Funds that invest in securities issued by foreign companies and governments of foreign countries. These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; and political instability. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. The securities markets, values of securities, yields and risks associated with foreign securities markets may change independently of each other. Also, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in foreign securities may also involve higher custodial costs than domestic investments and additional transaction costs with respect to foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in foreign currencies.

Certain Funds also may invest in sovereign debt issued by governments, their agencies or instrumentalities, or other government-related entities. Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In addition, there is no bankruptcy proceeding by which defaulted sovereign debt may be collected.

•   Emerging Market Securities.  Each Fund (except the European StocksPLUS TR Strategy, Far East (ex-Japan) StocksPLUS TR Strategy, International StocksPLUS TR Strategy and StocksPLUS Municipal-Backed Funds) may invest up to 10% of its total assets in securities of issuers based in countries with developing (or “emerging market”) economies. Each of the European StocksPLUS TR Strategy, Far East (ex-Japan) StocksPLUS TR Strategy and International StocksPLUS TR Strategy Funds may invest up to 10% of its total assets in Fixed Income Instruments of issuers based in countries with emerging market economies and may invest in emerging market equity securities up to the approximate weightings in the respective Fund’s index. A security is economically tied to an emerging market country if it is principally traded on the country’s securities markets, or the issuer is organized or principally operates in the country, derives a majority of its income from its operations within the country, or has a majority of its assets in the country. The adviser has broad discretion to identify and invest in countries that it considers to qualify as emerging securities markets. However, an emerging securities market is generally considered to be one located in any country that is defined as an emerging or developing economy by the World Bank or its related organizations, or the United Nations or its authorities. In making investments in emerging market securities, the Funds emphasize those countries with relatively low gross national product per capita and with the potential for rapid economic growth. The adviser will select the country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, and any other specific factors it believes to be relevant.

Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in foreign, developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced

63	PIMCO Funds

mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging markets securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

Each Fund may invest in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with a debt restructuring. Investments in Brady Bonds may be viewed as speculative. Brady Bonds acquired by a Fund may be subject to restructuring arrangements or to requests for new credit, which may cause the Fund to suffer a loss of interest or principal on any of its holdings.

Foreign (Non-U.S.) Currencies

A Fund that invests directly in foreign currencies or in securities that trade in, or receive revenues in, foreign currencies will be subject to currency risk. Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments.

•   Foreign Currency Transactions.  Funds that invest in securities denominated in foreign currencies may engage in foreign currency transactions on a spot (cash) basis, and enter into forward foreign currency exchange contracts and invest in foreign currency futures contracts and options on foreign currencies and futures. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract, reduces a Fund’s exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. The effect on the value of a Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. A contract to sell foreign currency would limit any potential gain which might be realized if the value of the hedged currency increases. A Fund may enter into these contracts to hedge against foreign exchange risk, to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in such transactions at any given time or from time to time. Also, such transactions may not be successful and may eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies. A Fund may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are positively correlated. The Fund will segregate or “earmark” assets determined to be liquid by PIMCO to cover its obligations under forward foreign currency exchange contracts entered into for non-hedging purposes.

Prospectus	64

Repurchase Agreements

Each Fund may enter into repurchase agreements, in which the Fund purchases a security from a bank or broker-dealer, which agrees to repurchase the security at the Fund’s cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Reverse Repurchase Agreements, Dollar Rolls and Other Borrowings

Each Fund may enter into reverse repurchase agreements and dollar rolls, subject to a Fund’s limitations on borrowings. A reverse repurchase agreement or dollar roll involves the sale of a security by a Fund and its agreement to repurchase the instrument at a specified time and price, and may be considered a form of borrowing for some purposes. A Fund will segregate assets determined to be liquid by PIMCO or otherwise cover its obligations under reverse repurchase agreements, dollar rolls, and other borrowings. Reverse repurchase agreements, dollar rolls and other forms of borrowings may create leveraging risk for a Fund.

Each Fund may borrow money to the extent permitted under the 1940 Act. This means that, in general, a Fund may borrow money from banks for any purpose on a secured basis in an amount up to  1/3 of the Fund’s total assets. A Fund may also borrow money for temporary administrative purposes on an unsecured basis in an amount not to exceed 5% of the Fund’s total assets.

Derivatives

Each Fund may, but is not required to, use derivative instruments for risk management purposes or as part of its investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. Examples of derivative instruments include options contracts, futures contracts, options on futures contracts and swap agreements (including, but not limited to, credit default swaps and swaps on exchange traded funds). Each Fund may invest some or all of its assets in derivative instruments. A portfolio manager may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed. A description of these and other derivative instruments that the Funds may use are described under “Investment Objectives and Policies” in the Statement of Additional Information.

A Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments. A description of various risks associated with particular derivative instruments is included in “Investment Objectives and Policies” in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Funds.

Management Risk.  Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

Credit Risk.  The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a “counterparty”) to make required payments or otherwise comply with the contract’s terms. Additionally, credit default swaps could result in losses if a Fund does not correctly evaluate the creditworthiness of the company on which the credit default swap is based.

Liquidity Risk.  Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

65	PIMCO Funds

Leverage Risk.  Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a Fund uses derivatives for leverage, investments in that Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, each Fund will segregate or “earmark” assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under derivative instruments.

Lack of Availability.  Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, the portfolio manager may wish to retain the Fund’s position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other suitable counterparty can be found. There is no assurance that a Fund will engage in derivatives transactions at any time or from time to time. A Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.

Market and Other Risks.  Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund’s interest. If a portfolio manager incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. A Fund may also have to buy or sell a security at a disadvantageous time or price because the Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. For example, a swap agreement on an exchange traded fund would not correlate perfectly with the index upon which the exchange traded fund is based because the fund’s return is net of fees and expenses. In addition, a Fund’s use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments.

•     A Note on the CommodityRealReturn Strategy Fund.   The CommodityRealReturn Strategy Fund typically will seek to gain exposure to the commodity markets by investing in commodity swap agreements. The Fund may also invest in commodity options, futures, options on futures and index-linked and commodity-linked “structured” notes (together with commodity swap agreements, “commodity-linked derivative investments”).

The value of a commodity-linked derivative investment generally is based upon the price movements of a physical commodity (such as energy, mineral, or agricultural products), a commodity futures contract or commodity index, or other economic variable based upon changes in the value of commodities or the commodities markets. Swap transactions are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows or assets at specified intervals in the future. The obligations may extend beyond one year. There is no central exchange or market for swap transactions and therefore they are less liquid investments than exchange-traded instruments.

Prospectus	66

The Fund may seek exposure to the commodity markets through investments in commodity-linked or index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the value of commodities, commodity futures contracts or the performance of commodity indices. These notes are sometimes referred to as “structured notes” because the terms of these notes may be structured by the issuer and the purchaser of the note. The Fund would typically invest in these notes if commodity swaps were no longer available for investment or were no longer considered attractive investment vehicles. The value of these notes will rise or fall in response to changes in the underlying commodity or related index of investment. These notes expose the Fund economically to movements in commodity prices. These notes also are subject to risks, such as credit, market and interest rate risks, that in general affect the values of debt securities. Therefore, at the maturity of the note, the Fund may receive more or less principal that it originally invested. The Fund might receive interest payments on the note that are more or less than the stated coupon interest payments.

If the Fund were to seek exposure to the commodity markets through investments in these notes, it is possible that a lesser amount of the Fund’s assets would be available for investment in inflation-indexed instruments and other Fixed Income Instruments, which could adversely affect the Fund’s total return.

Real Estate Investment Trusts (REITs)

REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. Some REITs also finance real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is not taxed on the income distributed to shareholders. Therefore, REITs tend to pay higher dividends than other issuers.

REITs can be divided into three basic types: Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property. They derive their income primarily from rents received and any profits on the sale of their properties. Mortgage REITs invest the majority of their assets in real estate mortgages and derive most of their income from mortgage interest payments. As its name suggests, Hybrid REITs combine characteristics of both Equity REITs and Mortgage REITs.

An investment in a REIT, or in a real-estate linked derivative instrument linked to the value of a REIT, is subject to the risks that impact the value of the underlying properties of the REIT. These risks include loss to casualty or condemnation, and changes in supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. Other factors that may adversely affect REITs include poor performance by management of the REIT, changes to the tax laws, or failure by the REIT to qualify for tax-free distribution of income. REITs are also subject to default by borrowers and self-liquidation, and are heavily dependent on cash flow. Some REITs lack diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. Mortgage REITs may be impacted by the quality of the credit extended.

Delayed Funding Loans and Revolving Credit Facilities

The Funds may also enter into, or acquire participations in, delayed funding loans and revolving credit facilities, in which a lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. These commitments may have the effect of requiring a Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that a Fund is committed to advance additional funds, it will segregate or “earmark” assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees in an amount sufficient to meet such commitments. Delayed funding loans and revolving credit facilities are subject to credit, interest rate and liquidity risk and the risks of being a lender.

67	PIMCO Funds

When-Issued, Delayed Delivery and Forward Commitment Transactions

Each Fund may purchase securities which it is eligible to purchase on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date. This risk is in addition to the risk that the Fund’s other assets will decline in value. Therefore, these transactions may result in a form of leverage and increase a Fund’s overall investment exposure. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated or “earmarked” to cover these positions.

Investment in Other Investment Companies

The All Asset and All Asset All Authority Funds invest substantially all of their assets in other investment companies. An investment by the All Asset Fund or the All Asset All Authority Fund in a particular Underlying Fund normally will not exceed 50% of the Fund’s total assets. Each other Fund may invest up to 10% of its total assets in securities of other investment companies, such as open-end or closed-end management investment companies, or in pooled accounts or other investment vehicles which invest in foreign markets. As a shareholder of an investment company, a Fund may indirectly bear service and other fees which are in addition to the fees the Fund pays its service providers.

Subject to the restrictions and limitations of the 1940 Act, each Fund may elect to pursue its investment objective either by investing directly in securities, or by investing in one or more underlying investment vehicles or companies that have substantially similar investment objectives, policies and limitations as the Fund. The Funds may also invest in exchange traded funds, subject to the restrictions and limitations of the 1940 Act.

Short Sales

Each Fund may make short sales as part of its overall portfolio management strategies or to offset a potential decline in value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. Short sales expose a Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as “covering” the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. A Fund making a short sale must segregate or “earmark” assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees or otherwise cover its position in a permissible manner.

Illiquid Securities

Each Fund may invest up to 15% of its net assets in illiquid securities. Certain illiquid securities may require pricing at fair value as determined in good faith under the supervision of the Board of Trustees. A portfolio manager may be subject to significant delays in disposing of illiquid securities, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Loans of Portfolio Securities

For the purpose of achieving income, each Fund may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see “Investment Objectives and Policies” in the Statement of Additional Information for details. When a Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. A Fund may pay lending fees to a party arranging the loan.

Prospectus	68

Portfolio Turnover

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

Temporary Defensive Strategies

For temporary or defensive purposes, each Fund may invest without limit in U.S. debt securities, including taxable securities and short-term money market securities, when PIMCO deems it appropriate to do so. When a Fund engages in such strategies, it may not achieve its investment objective.

Changes in Investment Objectives and Policies

The investment objective of each of the All Asset All Authority, European StocksPLUS TR Strategy, Far East (ex-Japan) TR Strategy, International StocksPLUS TR Strategy, Japanese StocksPLUS TR Strategy, RealEstateRealReturn Strategy, StocksPLUS Municipal-Backed and StocksPLUS TR Short Strategy Funds is non-fundamental and may be changed by the Board of Trustees without shareholder approval. The investment objective of each other Fund is fundamental and may not be changed without shareholder approval. Unless otherwise stated, all investment policies of the Funds may be changed by the Board of Trustees without shareholder approval.

Percentage Investment Limitations

Unless otherwise stated, all percentage limitations on Fund investments listed in this prospectus will apply at the time of investment. A Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment. For each Fund that has adopted a policy to invest at least 80% of its assets in investments suggested by its name, the term “assets” means net assets plus the amount of borrowings for investment purposes.

Credit Ratings and Unrated Securities

Rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. Appendix A to this prospectus describes the various ratings assigned to fixed income securities by Moody’s and S&P. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risks. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. A Fund will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. PIMCO does not rely solely on credit ratings, and develops its own analysis of issuer credit quality.

A Fund may purchase unrated securities (which are not rated by a rating agency) if its portfolio manager determines that the security is of comparable quality to a rated security that the Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the portfolio manager may not accurately evaluate the security’s comparative credit rating. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality fixed income securities. To the extent that a Fund invests in high yield and/or unrated securities, the Fund’s success in achieving its investment objective may depend more heavily on the portfolio manager’s creditworthiness analysis than if the Fund invested exclusively in higher-quality and rated securities.

Other Investments and Techniques

The Funds may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this prospectus. These securities and techniques may subject the Funds to additional risks. Please see the Statement of Additional Information for additional information about the securities and investment techniques described in this prospectus and about additional securities and techniques that may be used by the Funds.

69	PIMCO Funds

Descriptions of the Underlying Funds

Because the All Asset and All Asset All Authority Funds invest their assets in some or all of the Underlying Funds as discussed above, and some of the Underlying Funds are not offered in this prospectus, the following provides a general description of the main investments and other information about the Underlying Funds. At the discretion of PIMCO and without shareholder approval, the All Asset and All Asset All Authority Funds may invest in additional PIMCO Funds created in the future. For a complete description of an Underlying Fund, please see that Fund’s Institutional Class prospectus, which is incorporated herein by reference and is available free of charge by telephoning 1-800-927-4648.

		Main Investments	Duration	Credit Quality(1)	Non-U.S. Dollar Denominated Securities(2)
Short Duration Bond Funds	Money Market	Money market instruments	≤ 90 days dollar-weighted average maturity	Min 95% Prime 1; ≤ 5% Prime 2	0%
	Floating Income	Variable and floating-rate securities and their economic equivalents	0-1 year	Caa to Aaa; max 10% below B	0-30%
	Short-Term	Money market instruments and short maturity fixed income securities	0-1 year	B to Aaa; max 10% below Baa	0-10%
	Low Duration	Short maturity fixed income securities	1-3 years	B to Aaa; max 10% below Baa	0-30%
	Low Duration II	Short maturity fixed income securities with quality and non-U.S. issuer restrictions	1-3 years	A to Aaa	0%
	Low Duration III	Short maturity fixed income securities with prohibitions on firms engaged in socially sensitive practices	1-3 years	B to Aaa; max 10% below Baa	0-30%
Intermediate Duration Bond Funds	GNMA	Short and intermediate maturity mortgage-related fixed income securities issued by the Government National Mortgage Association	1-7 years	Baa to Aaa; max 10% below Aaa	0%
	Moderate Duration	Short and intermediate maturity fixed income securities	2-5 years	B to Aaa; max 10% below Baa	0-30%
	Total Return	Intermediate maturity fixed income securities	3-6 years	B to Aaa; max 10% below Baa	0-30%
	Total Return II	Intermediate maturity fixed income securities with quality and non-U.S. issuer restrictions	3-6 years	Baa to Aaa	0%
	Total Return III	Intermediate maturity fixed income securities with prohibitions on firms engaged in socially sensitive practices	3-6 years	B to Aaa; max 10% below Baa	0-30%
	Total Return Mortgage	Short and intermediate maturity mortgage-related fixed income securities	1-7 years	Baa to Aaa; max 10% below Aaa	0%
	Investment Grade Corporate Bond	Corporate fixed income securities	3-7 years	B to Aaa; max 10% below Baa	0-30%
	High Yield	Higher yielding fixed income securities	2-6 years	Caa to Aaa; min 80% below Baa subject to maximum 5% Caa	0-20%
	Diversified Income	Investment grade corporate, high yield and emerging market fixed income securities	3-8 years	Max 10% below B	0-30%

Prospectus	70

		Main Investments	Duration	Credit Quality(1)	Non-U.S. Dollar Denominated Securities(2)
Long Duration Bond Funds	Long-Term U.S. Government	Long-term maturity fixed income securities	≥ 8 years	A to Aaa	0%
Real Return Strategy Funds	Real Return	Inflation-indexed fixed income securities	+/- 3 years of its Index	B to Aaa; max 10% below Baa	0-30%
	Real Return II	Inflation-indexed fixed income securities with quality and non-U.S. denominated restrictions	+/- 3 years of its Index	Baa to Aaa	0%
	Real Return Asset	Inflation-indexed fixed income securities	+/- 4 years of its Index	B to Aaa; max 20% below Baa	0-30%
	CommodityRealReturn Strategy	Commodity-linked derivatives backed by a portfolio of inflation-indexed and other fixed income securities	0-10 years	B to Aaa; max 10% below Baa	0-30%
	RealEstateRealReturn Strategy	Real estate-linked derivative instruments backed by a portfolio of inflation-indexed and other fixed income securities	0-10 years	B to Aaa; max 10% below Baa	0-30%
Tax Exempt Bond Funds	Short Duration Municipal Income	Short to intermediate maturity municipal securities (exempt from federal income tax)	0-3 years	Baa to Aaa	0%
	California Intermediate Municipal Bond	Intermediate maturity municipal securities (exempt from federal and California income tax)	3-7 years	B to Aaa; max 10% below Baa	0%
	Municipal Bond	Intermediate to long-term maturity municipal securities (exempt from federal income tax)	3-10 years	Ba to Aaa; max 10% below Baa	0%
	California Municipal Bond	Intermediate to long-term maturity municipal securities (exempt from federal and California income tax)	3-12 years	B to Aaa; max 10% below Baa	0%
	New York Municipal Bond	Intermediate to long-term maturity municipal securities (exempt from federal and New York income tax)	3-12 years	B to Aaa; max 10% below Baa	0%
International Bond Funds	Global Bond (Unhedged)	U.S. and non-U.S. intermediate maturity fixed income securities	3-7 years	B to Aaa; max 10% below Baa	25-75%(3)
	Global Bond (U.S. Dollar-Hedged)	U.S. and hedged non-U.S. intermediate maturity fixed income securities	3-7 years	B to Aaa; max 10% below Baa	25-75%(3)
	Foreign Bond (Unhedged)	Intermediate maturity non-U.S. fixed income securities	3-7 years	B to Aaa; max 10% below Baa	≥ 80%(3)
	Foreign Bond (U.S. Dollar-Hedged)	Intermediate maturity hedged non-U.S. fixed income securities	3-7 years	B to Aaa; max 10% below Baa	≥ 80%(3)
	Developing Local Markets Fund	Currencies or fixed income securities denominated in currencies of non-U.S. countries	0-8 years	Max 15% below B	≥80%(3)
	Emerging Markets Bond	Emerging market fixed income securities	0-8 years	Max 15% below B	≥ 80%(3)

71	PIMCO Funds

		Main Investments	Duration	Credit Quality(1)	Non-U.S. Dollar Denominated Securities(2)
Convertible Funds	Convertible	Convertible securities	N/A	Max 20% below B	0-30%
	European Convertible	European convertible securities	N/A	B to Aaa; max 40% below Baa	≥ 80%(4)
Equity-Related Funds	Fundamental IndexPLUS	Research Affiliates Fundamental 1000 Index derivatives backed by a portfolio of short-term fixed-income securities	0-1 year	B to Aaa; max 10% below Baa	0-30%
	StocksPLUS	S&P 500 stock index derivatives backed by a portfolio of short-term fixed-income securities	0-1 year	B to Aaa; max 10% below Baa	0-30%
	StocksPLUS Total Return	S&P 500 stock index derivatives backed by a portfolio of short and intermediate maturity fixed-income securities	1-6 years	B to Aaa; max 10% below Baa	0-30%
	European StocksPLUS TR Strategy	European equity derivatives backed by a portfolio of fixed income securities	1-6 years	B to Aaa; max 10% below Baa	0-30%(5)
	Far East (ex-Japan) StocksPLUS TR Strategy	Far Eastern (excluding Japan) equity derivatives backed by a portfolio of fixed income securities	1-6 years	B to Aaa; max 10% below Baa	0-30%(5)
	Fundamental IndexPLUS TR	Research Affiliates Fundamental 1000 Index derivatives backed by a portfolio of short and intermediate maturity fixed income securities	1-6 years	B to Aaa; max 10% below Baa	0-30%
	International StocksPLUS TR Strategy	Non-U.S. equity derivatives backed by a portfolio of fixed income securities	1-6 years	B to Aaa; max 10% below Baa	0-30%(5)
	Japanese StocksPLUS TR Strategy	Japanese equity derivatives backed by a portfolio of fixed income securities	1-6 years	B to Aaa; max 10% below Baa	0-30%(5)
	StocksPLUS TR Short Strategy	Short S&P 500 stock index derivatives backed by a portfolio of fixed income securities	1-6 years	B to Aaa; max 10% below Baa	0-30%
	StocksPLUS Municipal-Backed	S&P 500 stock index derivatives backed by a portfolio of investment grade debt securities exempt from federal income tax	1-10 years	Baa to Aaa; max 10% Baa	0%
(1)	As rated by Moody’s, or equivalently rated by S&P, or if unrated, determined by PIMCO to be of comparable quality.
(2)	Each Underlying Fund (except the California Intermediate Municipal Bond, California Municipal Bond, Long-Term U.S. Government, Low Duration II, Municipal Bond, New York Municipal Bond, Short Duration Municipal Income, StocksPLUS Municipal-Backed and Total Return II Funds) may invest beyond these limits in U.S. dollar-denominated securities of non-U.S. issuers.
(3)	The percentage limitation relates to securities of non-U.S. issuers denominated in any currency.
(4)	The percentage limitation relates to convertible securities issued by, or convertible into, an issuer located in any European country.
(5)	Limitation with respect to the Fund’s fixed income investments. The Fund may invest without limit in equity securities denominated in non-U.S. currencies.

Prospectus	72

Financial Highlights

The financial highlights table is intended to help a shareholder understand the financial performance of Institutional and Administrative Class shares of each Fund for the past 5 years or, if the class is less than 5 years old, since the class of shares commenced operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a particular class of shares of a Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Fund’s financial statements, are included in the Trust’s annual report to shareholders. The annual report is incorporated by reference in the Statement of Additional Information and is available free of charge by calling the Trust at the phone number on the back of this prospectus.

Year or Period Ended	Net Asset Value Beginning of Period	Net Investment Income (Loss)++(a)	Net Realized and Unrealized Gain (Loss) on Investments++(a)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains
All Asset All Authority Fund
Institutional Class
03/31/2005	$10.86	$0.80	$(0.37)	$0.43	$(0.75)	$(0.01)
10/31/2003 – 03/31/2004	10.00	0.31	0.80	1.11	(0.25)	0.00
All Asset Fund
Institutional Class
03/31/2005	$12.81	$0.91	$(0.24)	$0.67	$(0.77)	$(0.07)
03/31/2004	11.23	0.74	1.41	2.15	(0.48)	(0.09)
07/31/2002 – 03/31/2003	10.00	0.41	1.09	1.50	(0.27)	0.00
Administrative Class
03/31/2005	12.80	0.99	(0.34)	0.65	(0.75)	(0.07)
03/31/2004	11.23	0.84	1.28	2.12	(0.46)	(0.09)
12/31/2002 – 03/31/2003	10.94	0.06	0.24	0.30	(0.01)	0.00
CommodityRealReturn Strategy Fund
Institutional Class
03/31/2005	$15.72	$0.45	$1.14	$1.59	$(0.84)	$(0.18)
03/31/2004	12.03	0.29	4.97	5.26	(1.43)	(0.14)
06/28/2002 – 03/31/2003	10.00	0.20	2.69	2.89	(0.86)	0.00
Administrative Class
03/31/2005	15.68	0.41	1.14	1.55	(0.80)	(0.18)
03/31/2004	12.03	0.52	4.69	5.21	(1.42)	(0.14)
02/14/2003 – 03/31/2003	12.88	0.05	(0.90)	(0.85)	0.00	0.00
European StocksPLUS TR Strategy Fund
Institutional Class
03/31/2005	$10.33	$0.11	$1.13	$1.24	$(1.37)	$(0.19)
10/31/2003 – 03/31/2004	10.00	0.02	1.13	1.15	(0.64)	0.00
Far East (ex-Japan) StocksPLUS TR Strategy Fund
Institutional Class
03/31/2005	$10.99	$0.12	$0.22	$0.34	$(0.36)	$(0.30)
10/31/2003 – 03/31/2004	10.00	0.03	0.96	0.99	0.00	0.00
International StocksPLUS TR Strategy Fund
Institutional Class
03/31/2005	$10.77	$0.13	$1.09	$1.22	$(1.07)	$(0.34)
10/31/2003 – 03/31/2004	10.00	0.02	1.02	1.04	(0.27)	0.00
Japanese StocksPLUS TR Strategy Fund
Institutional Class
03/31/2005	$11.32	$0.13	$(0.03)	$0.10	$(0.50)	$(0.58)
10/31/2003 – 03/31/2004	10.00	0.03	1.34	1.37	(0.05)	0.00
Real Return Asset Fund
Institutional Class
03/31/2005	$12.34	$0.39	$0.29	$0.68	$(0.45)	$(0.55)
03/31/2004	11.14	0.31	1.78	2.09	(0.56)	(0.33)
03/31/2003	9.50	0.51	1.74	2.25	(0.56)	(0.05)
11/12/2001 – 03/31/2002	10.00	0.05	(0.50)	(0.45)	(0.05)	0.00
RealEstateRealReturn Strategy Fund
Institutional Class
03/31/2005	$11.98	$0.40	$1.21	$1.61	$(3.99)	$(0.22)
10/31/2003 – 03/31/2004	10.00	0.11	2.71	2.82	(0.84)	0.00
StocksPLUS Total Return Fund
‘Institutional Class
03/31/2005	$12.13	$0.17	$0.64	$0.81	$(0.15)	$(0.42)
03/31/2004	9.10	0.08	3.38	3.46	(0.04)	(0.39)
06/28/2002 – 03/31/2003	10.00	0.11	(0.89)	(0.78)	(0.08)	(0.04)
StocksPLUS TR Short Strategy Fund
Institutional Class
03/31/2005	$10.54	$0.14	$(0.38)	$(0.24)	$(0.14)	$(0.66)
07/23/2003 – 03/31/2004	10.00	0.04	0.53	0.57	(0.03)	0.00

+	Annualized
++	As a result of a change in generally accepted accounting principles, the Fund has reclassified periodic payments made or received for certain derivative instruments, which were previously included within miscellaneous income, to a component of realized gain (loss) in the Statement of Operations. The effects of these reclassifications are noted in the discussion of Swap Agreements in the Notes to the Financial Statements in the March 31, 2005 Annual Report.
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.79%.
(c)	Ratio of expenses to average net assets excluding interest expense is 0.65%.
(d)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.25%.
(e)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.50%.
(f)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.17%.

73	PIMCO Funds

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000’s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets++		Portfolio Turnover Rate

$0.00	$(0.76)	$10.53	3.99%	$155,020	0.76	%(k)	7.58%		171%
0.00	(0.25)	10.86	11.28	58,842	0.82	+(b)(k)	7.14	+	116

$0.00	$(0.84)	$12.64	5.32%	$3,555,716	0.21	%(d)	7.17%		92%
0.00	(0.57)	12.81	19.53	1,022,553	0.23	(d)	6.13		99
0.00	(0.27)	11.23	15.07	152,635	0.19	+(d)	5.50	+	101

0.00	(0.82)	12.63	5.11	47,118	0.46	(e)	7.77		92
0.00	(0.55)	12.80	19.21	9,433	0.48	(e)	6.88		99
0.00	(0.01)	11.23	2.73	11	0.44	+(e)	2.28	+	101

$0.00	$(1.02)	$16.29	10.82%	$3,524,112	0.74%		2.94%		264%
0.00	(1.57)	15.72	45.67	1,780,461	0.74		2.02		290
0.00	(0.86)	12.03	29.33	91,733	0.74	+(f)	4.35	+	492

0.00	(0.98)	16.25	10.63	79,418	0.99		2.65		264
0.00	(1.56)	15.68	45.14	28,721	0.99		3.43		290
0.00	0.00	12.03	(6.60)	9	0.99	+(g)	(42.88	)+	492

$(0.15)	$(1.71)	$9.86	10.82%	$4,133	0.86	%(l)	1.12%		838%
(0.18)	(0.82)	10.33	9.85	7,503	0.85	+(j)	(4.48	)+	118

$0.00	$(0.66)	$10.67	3.18%	$8,280	0.85%		1.16%		823%
0.00	0.00	10.99	9.95	8,007	0.85	+(i)	5.18	+	114

$(0.15)	$(1.56)	$10.43	10.29%	$203,469	0.85%		1.24%		666%
0.00	(0.27)	10.77	10.56	17,420	0.85	+(h)	10.86	+	41

$(0.11)	$(1.19)	$10.23	0.35%	$8,361	0.86	%(l)	1.23%		743%
0.00	(0.05)	11.32	13.70	4,003	0.85	+(n)	16.04	+	56

$0.00	$(1.00)	$12.02	5.88%	$620,391	0.62	%(m)	3.31%		519%
0.00	(0.89)	12.34	19.57	277,777	0.66	(c)	2.69		553
0.00	(0.61)	11.14	24.35	70,886	0.68		4.78		157
0.00	(0.05)	9.50	(4.47)	20,747	0.75	+	1.31	+	107

$(0.07)	$(4.28)	$9.31	10.65%	$413,326	0.74%		3.76%		510%
0.00	(0.84)	11.98	29.61	283,084	0.74	+(o)	28.52	+	158

$0.00	$(0.57)	$12.37	6.59%	$354,872	0.74%		1.39%		414%
0.00	(0.43)	12.13	38.42	220,622	0.74	(p)	0.64	+	282
0.00	(0.12)	9.10	(7.83)	4,185	0.74	+	1.62	+	398

$0.00	$(0.80)	$9.50	(2.13)%	$4,213	0.74%		1.40%		742%
0.00	(0.03)	10.54	5.68	3,623	0.75	+(q)(r)	0.62	+	190

(g)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 2.10%.
(h)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.08%.
(i)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.37%.
(j)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.32%.
(k)	Ratio of expenses to average net assets excluding interest expense is 0.30%.
(l)	Ratio of expenses to average net assets excluding interest expenses is 0.85%.
(m)	Effective October 1, 2004, the advisory fee was reduced to 0.35%.
(n)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.59%.
(o)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.78%.
(p)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.75%.
(q)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 2.06%.
(r)	Ratio of expenses to average net assets excluding interest expenses is 0.74%.

Prospectus	74

Appendix A

Description of Securities Ratings

A Fund’s investments may range in quality from securities rated in the lowest category in which the Fund is permitted to invest to securities rated in the highest category (as rated by Moody’s or S&P or, if unrated, determined by PIMCO to be of comparable quality). The percentage of a Fund’s assets invested in securities in a particular rating category will vary. The following terms are generally used to describe the credit quality of fixed income securities:

High Quality Debt Securities are those rated in one of the two highest rating categories (the highest category for commercial paper) or, if unrated, deemed comparable by PIMCO.

Investment Grade Debt Securities are those rated in one of the four highest rating categories or, if unrated, deemed comparable by PIMCO.

Below Investment Grade, High Yield Securities (“Junk Bonds”) are those rated lower than Baa by Moody’s or BBB by S&P and comparable securities. They are deemed predominately speculative with respect to the issuer’s ability to repay principal and interest.

The following is a description of Moody’s and S&P’s rating categories applicable to fixed income securities.

Moody's Investors Service, Inc.

Moody’s Long-Term Ratings: Bonds and Preferred Stock

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than with Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

A-1	PIMCO Funds

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody’s applies numerical modifiers, 1, 2, and 3 in each generic rating classified from Aa through Caa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Corporate Short-Term Debt Ratings

Moody’s short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. Obligations relying upon support mechanisms such as letters of credit and bonds of indemnity are excluded unless explicitly rated.

Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

Short-Term Municipal Bond Ratings

There are three rating categories for short-term municipal bonds that define an investment grade situation, which are listed below. In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents an evaluation of the degree of risk associated with scheduled principal and interest payments, and the other represents an evaluation of the degree of risk associated with the demand feature. The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1. MIG ratings terminate at the retirement of the obligation while VMIG rating expiration will be a function of each issue’s specific structural or credit features.

MIG 1/VMIG 1: This designation denotes superior quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

Prospectus A-2

MIG 2/VMIG 2: This designation denotes strong quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3: This designation denotes acceptable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

SG: This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

Standard & Poor's Ratings Service

Corporate and Municipal Bond Ratings

Investment Grade

AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions, or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Speculative Grade

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC: Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

A-3	PIMCO Funds

CC: The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C: The rating C is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI: The rating CI is reserved for income bonds on which no interest is being paid.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional ratings: The letter “p” indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

r: The “r” is attached to highlight derivative, hybrid, and certain other obligations that S&P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities.

The absence of an “r” symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R.: Not rated.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Commercial Paper Rating Definitions

An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from A for the highest quality obligations to D for the lowest. These categories are as follows:

A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B: Issues rated B are regarded as having only speculative capacity for timely payment.

Prospectus A-4

C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

A commercial paper rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to S&P by the issuer or obtained from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.

A-5	PIMCO Funds

PIMCO Funds

INVESTMENT ADVISER AND ADMINISTRATOR

PIMCO, 840 Newport Center Drive, Newport Beach, CA 92660

CUSTODIAN

State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO 64105

TRANSFER AGENT

Boston Financial Data Services - Midwest, 330 W. 9th Street, Kansas City, MO 64105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO 64105

LEGAL COUNSEL

Dechert LLP, 1775 I Street N.W., Washington, D.C. 20006

The Trust’s Statement of Additional Information (“SAI”) and annual and semi-annual reports to shareholders include additional information about the Funds. The SAI and the financial statements included in the Funds’ most recent annual report to shareholders are incorporated by reference into this Prospectus, which means they are part of this Prospectus for legal purposes. The Funds’ annual report discusses the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

You may get free copies of any of these materials, request other information about a Fund, or make shareholder inquiries by calling the Trust at 1-800-927-4648 or PIMCO Infolink Audio Response Network at 1-800-987-4626, or by

writing to:

PIMCO Funds

840 Newport Center Drive

Newport Beach, CA 92660

You may review and copy information about the Trust, including its SAI, at the Securities and Exchange Commission’s public reference room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the public reference room. You may also access reports and other information about the Trust on the Commission’s Web site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102, or by e-mailing your request to publicinfo@sec.gov.

You can also visit our Web site at www.pimco.com for additional information about the Funds, including the SAI and the annual and semi-annual reports.

Reference the Trust’s Investment Company Act file number in your correspondence.

Investment Company Act File No. 811-6161	15-25439-03

PIMCO Funds

840 Newport Center Drive

Newport Beach, CA 92660

PIMCO Funds

Prospectus

JULY 29, 2005

Bond Funds

Share Classes	INTERMEDIATE DURATION BOND FUNDS:
Ins Institutional	PIMCO Total Return Fund
Adm Administrative	PIMCO Total Return Fund II
PIMCO Total Return Fund III

This cover is not part of the Prospectus.

PIMCO Funds Prospectus

PIMCO Funds

July 29, 2005

Share Classes

Institutional

and

Administrative

This prospectus describes 3 mutual funds offered by PIMCO Funds (the “Trust”). The Funds provide access to the professional investment advisory services offered by Pacific Investment Management Company LLC (“PIMCO”). As of June 30, 2005, PIMCO managed approximately $493 billion in assets. The firm’s institutional heritage is reflected in the PIMCO Funds offered in this prospectus. Institutional and Administrative Class shares of other mutual funds offered by the Trust are offered through separate prospectuses.

This prospectus explains what you should know about the Funds before you invest. Please read it carefully.

The Securities and Exchange Commission has not approved or disapproved these securities, or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

1	PIMCO Funds

Prospectus	2

Summary Information

The table below compares certain investment characteristics of the Funds. Other important characteristics are described in the individual Fund Summaries beginning on page 5. Following the table are certain key concepts which are used throughout the prospectus.

		Main Investments	Duration	Credit Quality(1)	Non-U.S. Dollar Denominated Securities(2)
Intermediate Duration Bond Funds	Total Return	Intermediate maturity fixed income securities	3-6 years	B to Aaa; max 10% below Baa	0-30%
	Total Return II	Intermediate maturity fixed income securities with quality and non-U.S. issuer restrictions	3-6 years	Baa to Aaa	0%
	Total Return III	Intermediate maturity fixed income securities with prohibitions on firms engaged in socially sensitive practices	3-6 years	B to Aaa; max 10% below Baa	0-30%
(1)	As rated by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Service (“S&P”), or if unrated, determined by PIMCO to be of comparable quality.
(2)	Each Fund (except the Total Return II Fund) may invest beyond these limits in U.S. dollar-denominated securities of non-U.S. issuers.

Fixed Income Instruments

Consistent with each Fund’s investment policies, each Fund invests in “Fixed Income Instruments,” which as used in this prospectus includes:

•	securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (“U.S. Government Securities”);
•	corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;
•	mortgage-backed and other asset-backed securities;
•	inflation-indexed bonds issued both by governments and corporations;
•	structured notes, including hybrid or “indexed” securities, event-linked bonds and loan participations;
•	delayed funding loans and revolving credit facilities;
•	bank certificates of deposit, fixed time deposits and bankers’ acceptances;
•	repurchase agreements and reverse repurchase agreements;
•	debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;
•	obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and
•	obligations of international agencies or supranational entities.

Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury.

The Funds may invest in derivatives based on Fixed Income Instruments.

Duration

Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. Similarly, a Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration. By way of example, the price of a bond fund with a duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point.

3	PIMCO Funds

Summary Information (continued)

Credit Ratings

In this prospectus, references are made to credit ratings of debt securities, which measure an issuer’s expected ability to pay principal and interest over time. Credit ratings are determined by rating organizations, such as S&P or Moody’s. The following terms are generally used to describe the credit quality of debt securities depending on the security’s credit rating or, if unrated, credit quality as determined by PIMCO:

•	high quality
•	investment grade
•	below investment grade (“high yield securities” or “junk bonds”)

For a further description of credit ratings, see “Appendix A—Description of Securities Ratings.” As noted in Appendix A, Moody’s and S&P may modify their ratings of securities to show relative standing within a rating category, with the addition of numerical modifiers (1, 2 or 3) in the case of Moody’s, and with the addition of a plus (+) or minus (-) sign in the case of S&P. A Fund may purchase a security, regardless of any rating modification, provided the security is rated at or above the Fund’s minimum rating category. For example, a Fund may purchase a security rated B3 by Moody’s, or B- by S&P, provided the Fund may purchase securities rated B.

Fund Descriptions, Performance and Fees

The following summaries identify each Fund’s investment objective, principal investments and strategies, principal risks, performance information and fees and expenses. A more detailed “Summary of Principal Risks” describing principal risks of investing in the Funds begins after the Fund Summaries. Investors should be aware that the investments made by a Fund and the results achieved by a Fund at any given time are not expected to be the same as those made by other mutual funds for which PIMCO acts as investment adviser, including mutual funds with names, investment objectives and policies similar to the Funds. Please see “Disclosure of Portfolio Holdings” in the Statement of Additional Information for information about the availability of the complete schedule of each Fund’s holdings.

It is possible to lose money on investments in the Funds.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Prospectus	4

PIMCO Total Return Fund	Ticker Symbols: PTTRX (Inst. Class) PTRAX (Admin. Class)

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management	Fund Focus Intermediate maturity fixed income securities Average Portfolio Duration 3-6 years	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average portfolio duration of this Fund normally varies within a three- to six-year time frame based on PIMCO’s forecast for interest rates.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may not invest in equity securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk	• Issuer Risk • Liquidity Risk • Derivatives Risk • Mortgage Risk	• Foreign Investment Risk • Currency Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund’s Institutional Class shares. For periods prior to the inception date of Administrative Class shares (9/8/94), performance information shown in the table for that class is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual 12b-1/service fees and other expenses paid by Administrative Class shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

5	PIMCO Funds

PIMCO Total Return Fund (continued)

Calendar Year Total Returns — Institutional Class
	More Recent Return Information

	1/1/05–6/30/05	2.90%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (3rd Qtr. ’01)	6.49%

	Lowest (1st Qtr. ’96)	-2.40%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/04)

	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	5.14%	8.46%	8.54%
Institutional Class Return After Taxes on Distributions(1)	3.53%	5.94%	5.70%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	3.67%	5.75%	5.60%
Administrative Class Return Before Taxes	4.88%	8.19%	8.27%
Lehman Brothers Aggregate Bond Index(2)	4.34%	7.71%	7.72%
Lipper Intermediate Investment Grade Debt Fund Average(3)	3.87%	6.87%	6.89%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for the Administrative Class shares will vary.
(2)	The Lehman Brothers Aggregate Bond Index is an unmanaged index of investment grade, U.S. dollar-denominated fixed income securities of domestic issuers having a maturity greater than one year. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper Intermediate Investment Grade Debt Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to ten years. It does not take into account sales charges or taxes.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Redemption Fee(1) 2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(2)	Total Annual Fund Operating Expenses
Institutional	0.25%	None	0.18%	0.43%
Administrative	0.25	0.25%	0.18	0.68

(1)   Shares that are held less than 7 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

(2)   “Other Expenses” reflect an administrative fee of 0.18%.

Examples.  The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Institutional	$44	$138	$241	$542
Administrative	69	217	379	846

Prospectus	6

PIMCO Total Return Fund II	Ticker Symbols: PMBIX (Inst. Class) PRADX (Admin. Class)

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management	Fund Focus Intermediate maturity fixed income securities Average Portfolio Duration 3-6 years	Credit Quality Baa to Aaa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average portfolio duration of this Fund normally varies within a three- to six-year time frame based on PIMCO’s forecast for interest rates. The Fund may invest only in investment grade U.S. dollar denominated securities of U.S. issuers that are rated at least Baa by Moody’s or BBB by S&P, or, if unrated, determined by PIMCO to be of comparable quality.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • Market Risk	• Issuer Risk • Liquidity Risk • Derivatives Risk	• Mortgage Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund’s Institutional Class shares. For periods prior to the inception date of Administrative Class shares (11/30/94), performance information shown in the table for that class is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual 12b-1/service fees and other expenses paid by Administrative Class shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

7	PIMCO Funds

PIMCO Total Return Fund II (continued)

Calendar Year Total Returns — Institutional Class
	More Recent Return Information

	1/1/05–6/30/05	2.57%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (3rd Qtr. ’01)	6.50%

	Lowest (1st Qtr. ’96)	-2.50%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/04)

	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	4.21%	8.05%	8.06%
Institutional Class Return After Taxes on Distributions(1)	2.50%	5.58%	5.37%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	3.12%	5.46%	5.29%
Administrative Class Return Before Taxes	3.95%	7.78%	7.79%
Lehman Brothers Aggregate Bond Index(2)	4.34%	7.71%	7.72%
Lipper Intermediate Investment Grade Debt Fund Average(3)	3.87%	6.87%	6.89%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for the Administrative Class shares will vary.
(2)	The Lehman Brothers Aggregate Bond Index is an unmanaged index of investment grade, U.S. dollar-denominated fixed income securities of domestic issuers having a maturity greater than one year. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper Intermediate Investment Grade Debt Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to ten years. It does not take into account sales charges or taxes.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Redemption Fee(1) 2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(2)	Total Annual Fund Operating Expenses
Institutional	0.25%	None	0.25%	0.50%
Administrative	0.25	0.25%	0.25	0.75

(1) Shares that are held less than 7 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances. (2) “Other Expenses” reflect an administrative fee of 0.25%.

Examples.  The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Institutional	$51	$160	$280	$628
Administrative	77	240	417	930

Prospectus	8

PIMCO Total Return Fund III	Ticker Symbols: PTSAX (Inst. Class) PRFAX (Admin. Class)

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management	Fund Focus Intermediate maturity fixed income securities Average Portfolio Duration 3-6 years	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average portfolio duration of this Fund normally varies within a three- to six-year time frame based on PIMCO’s forecast for interest rates. The Fund will not invest in the securities of any issuer determined by PIMCO to be engaged principally in the provision of healthcare services, the manufacture of alcoholic beverages, tobacco products, pharmaceuticals or military equipment, the operation of gambling casinos or in the production or trade of pornographic materials. To the extent possible on the basis of information available to PIMCO, an issuer will be deemed to be principally engaged in an activity if it derives more than 10% of its gross revenues from such activities.

The Fund invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in exchange rates.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk	• Issuer Risk • Liquidity Risk • Derivatives Risk • Mortgage Risk	• Foreign Investment Risk • Currency Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund’s Institutional Class shares. For periods prior to the inception date of Administrative Class shares (4/11/97), performance information shown in the table for that class is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual 12b-1/service fees and other expenses paid by Administrative Class shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

9	PIMCO Funds

PIMCO Total Return Fund III (continued)

Calendar Year Total Returns — Institutional Class
	More Recent Return Information

	1/1/05–6/30/05	2.70%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (3rd Qtr. ’01)	6.72%

	Lowest (1st Qtr. ’96)	-2.41%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/04)

	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	5.45%	8.35%	8.42%
Institutional Class Return After Taxes on Distributions(1)	3.83%	5.89%	5.61%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	3.84%	5.70%	5.51%
Administrative Class Return Before Taxes	5.18%	8.07%	8.14%
Lehman Brothers Aggregate Bond Index(2)	4.34%	7.71%	7.72%
Lipper Intermediate Investment Grade Debt Fund Average(3)	3.87%	6.87%	6.89%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for the Administrative Class shares will vary.
(2)	The Lehman Brothers Aggregate Bond Index is an unmanaged index of investment grade, U.S. dollar-denominated fixed income securities of domestic issuers having a maturity greater than one year. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper Intermediate Investment Grade Debt Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to ten years. It does not take into account sales charges or taxes.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class or Administrative Class shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Redemption Fee(1) 2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(2)	Total Annual Fund Operating Expenses
Institutional	0.25%	None	0.25%	0.50%
Administrative	0.25	0.25%	0.25	0.75

(1)   Shares that are held less than 7 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

(2)   “Other Expenses” reflect an administrative fee of 0.25%.

Examples.  The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Institutional	$51	$160	$280	$628
Administrative	76	239	416	929

Prospectus	10

Summary of Principal Risks

The value of your investment in a Fund changes with the values of that Fund’s investments. Many factors can affect those values. The factors that are most likely to have a material effect on a particular Fund’s portfolio as a whole are called “principal risks.” The principal risks of each Fund are identified in the Fund Summaries and are described in this section. Each Fund may be subject to additional risks other than those described below because the types of investments made by a Fund can change over time. Securities and investment techniques mentioned in this summary that appear in bold type are described in greater detail under “Characteristics and Risks of Securities and Investment Techniques.” That section and “Investment Objectives and Policies” in the Statement of Additional Information also include more information about the Funds, their investments and the related risks. There is no guarantee that a Fund will be able to achieve its investment objective. It is possible to lose money by investing in a Fund.

Interest Rate Risk

As nominal interest rates rise, the value of fixed income securities held by a Fund is likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Inflation-indexed securities, including Treasury Inflation-Protected Securities (“TIPS”), decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.

Credit Risk

A Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. Municipal bonds are subject to the risk that litigation, legislation or other political events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest.

High Yield Risk

Funds that invest in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) may be subject to greater levels of interest rate, credit and liquidity risk than Funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce a Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, a Fund may lose its entire investment.

Market Risk

The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Equity securities generally have greater price volatility than fixed income securities.

Issuer Risk

The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Liquidity Risk

Liquidity risk exists when particular investments are difficult to purchase or sell. A Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an

11	PIMCO Funds

advantageous time or price. Funds with principal investment strategies that involve foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Derivatives Risk

Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The various derivative instruments that the Funds may use are referenced under “Characteristics and Risks of Securities and Investment Techniques—Derivatives” in this prospectus and described in more detail under “Investment Objectives and Policies” in the Statement of Additional Information. The Funds typically use derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Funds may also use derivatives for leverage, in which case their use would involve leveraging risk. A Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, interest rate risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. A Fund investing in a derivative instrument could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Mortgage Risk

A Fund that purchases mortgage-related securities is subject to certain additional risks. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. This is known as contraction risk.

Foreign (Non-U.S.) Investment Risk

A Fund that invests in foreign securities may experience more rapid and extreme changes in value than a Fund that invests exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect a Fund’s investments in a foreign country. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in foreign securities. Adverse conditions in a certain region can adversely affect securities of other countries whose economies appear to be unrelated. To the extent that a Fund invests a significant portion of its assets in a concentrated geographic area like Eastern Europe or Asia, the Fund will generally have more exposure to regional economic risks associated with foreign investments.

Currency Risk

Funds that invest directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad. As a result, a Fund’s investments in foreign currency-denominated securities may reduce the returns of the Fund.

Prospectus	12

Leveraging Risk

Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolios securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, PIMCO will segregate or “earmark” liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund’s portfolio securities.

Management Risk

Each Fund is subject to management risk because it is an actively managed investment portfolio. PIMCO and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.

Management of the Funds

Investment Adviser and Administrator

PIMCO serves as the investment adviser and the administrator (serving in its capacity as administrator, the “Administrator”) for the Funds. Subject to the supervision of the Board of Trustees, PIMCO is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters.

PIMCO is located at 840 Newport Center Drive, Newport Beach, California 92660. Organized in 1971, PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. As of June 30, 2005, PIMCO had approximately $493 billion in assets under management.

From time to time, PIMCO or its affiliates may pay investment consultants or their parent or affiliated companies for certain services including technology, operations, tax, or audit consulting services, and may pay such firms for PIMCO’s attendance at investment forums sponsored by such firms or for various studies, surveys, or access to databases. PIMCO and its affiliates may also provide investment advisory services to investment consultants and their affiliates. These consultants or their affiliates may, in the ordinary course of their investment consultant business, recommend that their clients utilize PIMCO’s investment advisory services or invest in the Funds or in other products sponsored by PIMCO and its affiliates.

Advisory Fees

Each Fund pays PIMCO fees in return for providing investment advisory services. For the fiscal year ended March 31, 2005, the Funds paid monthly advisory fees to PIMCO at an annual rate of 0.25% of the average daily net assets of each Fund taken separately.

Administrative Fees

Each Fund pays for the administrative services it requires under what is essentially an all-in fee structure. Institutional and Administrative Class shareholders of each Fund pay an administrative fee to PIMCO, computed as a percentage of the Fund’s assets attributable in the aggregate to that class of shares. PIMCO, in turn, provides or procures administrative services for Institutional and Administrative Class shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Funds do bear other expenses which are not covered under the administrative fee which may vary and affect the total level of expenses paid by the Institutional and Administrative Class shareholders, such as brokerage fees, commissions and other transaction expenses, costs of borrowing money, including interest expenses, extraordinary expenses (such as litigation and indemnification expenses) and fees and expenses of the Trust’s Independent Trustees and their counsel (if any). PIMCO generally earns a profit on the administrative fee paid by the Funds. Also, under the terms of the administration agreement, PIMCO, and not Fund shareholders, would benefit from any price decreases in third-party services, including decreases resulting from an increase in net assets.

13	PIMCO Funds

For the fiscal year ended March 31, 2005, the Funds paid PIMCO monthly administrative fees at the following annual rates (stated as a percentage of the average daily net assets attributable in the aggregate to the Fund’s Institutional and Administrative Class shares):

Fund	Administrative Fees

Total Return Fund Total Return II and Total Return III Funds	0.18% 0.25%

Individual Portfolio Manager

The following individual has primary responsibility for managing each of the Funds.

Fund	Portfolio Manager	Since		Recent Professional Experience

Total Return Total Return II Total Return III	William H. Gross	5/87 12/91* 5/91*	*	Managing Director, Chief Investment Officer and a founding partner of PIMCO.

*    Since inception of the Fund.

Please see the Statement of Additional Information for additional information about other accounts managed by the portfolio manager, the portfolio manager’s compensation and the portfolio manager’s ownership of shares of the Funds.

Distributor

The Trust’s Distributor is Allianz Global Investors Distributors LLC (“AGID” or “Distributor”), an indirect subsidiary of Allianz Global Investors of America L.P. (“AGI”). The Distributor, located at 2187 Atlantic Street, Stamford, CT 06902, is a broker-dealer registered with the Securities and Exchange Commission (“SEC”).

Regulatory and Litigation Matters

On June 1, 2004, the Attorney General of the State of New Jersey announced that it had dismissed PIMCO from a complaint filed by the New Jersey Attorney General on February 17, 2004, and that it had entered into a settlement agreement (the “New Jersey Settlement”) with PIMCO’s parent company, AGI (formerly known as Allianz Dresdner Asset Management of America L.P.), PEA Capital LLC (an entity affiliated with PIMCO through common ownership) (“PEA”) and AGID, in connection with the same matter. In the New Jersey Settlement, AGI, PEA and AGID neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the New Jersey Settlement alleged, among other things, that AGI, PEA and AGID had failed to disclose that they improperly allowed certain hedge funds to engage in “market timing” in certain funds. The complaint sought injunctive relief, civil monetary penalties, restitution and disgorgement of profits.

Since February 2004, PIMCO, AGI, PEA, AGID, and certain of their affiliates, including the Trust, Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series), and the Trustees of the Trust, have been named as defendants in 14 lawsuits filed in U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. Ten of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in the U.S. District Court for the District of Maryland; four of those lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the Trust and the Allianz Funds during specified periods, or as derivative actions on behalf of the Trust and Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain of the Allianz Funds and Funds of the Trust and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, the Trustees, and certain employees of PIMCO who were previously named as defendants have all been

Prospectus	14

dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the Trust or on behalf of the Trust itself against other defendants. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote the Allianz Funds and Funds of the Trust, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

The Trust has learned that, on April 11, 2005, the Attorney General of the State of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia (the “West Virginia Complaint”) against Allianz Global Investors Fund Management LLC (formerly PA Fund Management LLC) (“AGIF”), PEA and AGID alleging, among other things, that they improperly allowed broker-dealers, hedge funds and investment advisers to engage in frequent trading of various open-end funds advised or distributed by Allianz Global Investors Fund Management LLC and certain of its affiliates in violation of the funds’ stated restrictions on “market timing.” On May 31, 2005, AGIF, PEA and AGID, along with the other mutual fund defendants in the action, removed the action to the U.S. District Court for the District of West Virginia. The West Virginia Complaint also names numerous other defendants unaffiliated with Allianz Global Investors Fund Management in separate claims alleging improper market timing and/or late trading of open-end investment companies advised or distributed by such other defendants. The West Virginia Complaint seeks injunctive relief, civil monetary penalties, investigative costs and attorney’s fees.

Under Section 9(a) of the Investment Company Act of 1940, as amended (“1940 Act”), if the New Jersey Settlement or any of the lawsuits described above were to result in a court injunction against AGI, PEA, AGID and/or their affiliates, PIMCO could, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser, and AGID could be barred from serving as principal underwriter, to any registered investment company, including the Funds. In connection with an inquiry from the SEC concerning the status of the New Jersey Settlement under Section 9(a), PEA, AGID, AGI and certain of their affiliates (including PIMCO) (together, the “Applicants”) have sought exemptive relief from the SEC under Section 9(c) of the 1940 Act. The SEC has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey Settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the SEC takes final action on their application for a permanent order. There is no assurance that the SEC will issue a permanent order.

If the West Virginia Complaint were to result in a court injunction against AGIF, PEA or AGID, the Applicants would, in turn, seek exemptive relief under Section 9(c) with respect to that matter, although there is no assurance that such exemptive relief would be granted.

It is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Funds. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Funds or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Funds.

The foregoing speaks only as of the date of this prospectus. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated only if those developments are material.

15	PIMCO Funds

Classes of Shares—

Institutional Class and Administrative Class Shares

The Trust offers investors Institutional Class and Administrative Class shares of the Funds in this prospectus.

With the exception of fees charged in connection with sales (redemptions) of Institutional Class or Administrative Class shares of the Funds within 7 days after acquisition, the Trust does not charge any sales charges (loads) or other fees in connection with purchases, redemptions or exchanges of Institutional Class or Administrative Class shares. Administrative Class shares are subject to a higher level of operating expenses than Institutional Class shares due to the additional service and/or distribution fees paid by Administrative Class shares as described below. Therefore, Institutional Class shares will generally pay higher dividends and have a more favorable investment return than Administrative Class shares.

•   Service and Distribution (12b-1) Fees—Administrative Class Shares.  The Trust has adopted both an Administrative Services Plan and a Distribution Plan for the Administrative Class shares of each Fund. The Distribution Plan has been adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (“1940 Act”).

Each Plan allows the Funds to use their Administrative Class assets to reimburse financial intermediaries that provide services relating to Administrative Class shares. The Distribution Plan permits reimbursement for expenses in connection with the distribution and marketing of Administrative Class shares and/or the provision of shareholder services to Administrative Class shareholders. The Administrative Services Plan permits reimbursement for services in connection with the administration of plans or programs that use Administrative Class shares of the Funds as their funding medium and for related expenses.

In combination, the Plans permit a Fund to make total reimbursements at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to its Administrative Class shares. The same entity may not receive both distribution and administrative services fees with respect to the same Administrative Class assets, but may receive fees under each Plan with respect to separate assets. Because these fees are paid out of a Fund’s Administrative Class assets on an ongoing basis, over time they will increase the cost of an investment in Administrative Class shares, and Distribution Plan fees may cost an investor more than other types of sales charges.

•   Arrangements with Service Agents.  Institutional Class and Administrative Class shares of the Funds may be offered through certain brokers and financial intermediaries (“service agents”) that have established a shareholder servicing relationship with the Trust on behalf of their customers. The Trust pays no compensation to such entities other than service and/or distribution fees paid with respect to Administrative Class shares. Service agents may impose additional or different conditions than the Trust on purchases, redemptions or exchanges of Fund shares by their customers. Service agents may also independently establish and charge their customers transaction fees, account fees and other amounts in connection with purchases, sales and redemptions of Fund shares in addition to any fees charged by the Trust. These additional fees may vary over time and would increase the cost of the customer’s investment and lower investment returns. Each service agent is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions regarding purchases, redemptions and exchanges. Shareholders who are customers of service agents should consult their service agents for information regarding these fees and conditions. Among the service agents with whom the Trust may enter into a shareholder servicing relationship are firms whose business involves or includes investment consulting, or whose parent or affiliated companies are in the investment consulting business, that may recommend that their clients utilize PIMCO’s investment advisory services or invest in the Fund or in other products sponsored by PIMCO and its affiliates.

Prospectus	16

Purchases, Redemptions and Exchanges

Purchasing Shares

Investors may purchase Institutional Class and Administrative Class shares of the Funds at the relevant net asset value (“NAV”) of that class without a sales charge.

Institutional Class shares are offered primarily for direct investment by investors such as pension and profit sharing plans, employee benefit trusts, endowments, foundations, corporations and high net worth individuals. Institutional Class shares may also be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to their customers’ investments in the Funds.

Administrative Class shares are offered primarily through employee benefit plan alliances, broker-dealers and other intermediaries, and each Fund pays service and/or distribution fees to these entities for services they provide to Administrative Class shareholders.

Pension and profit-sharing plans, employee benefit trusts and employee benefit plan alliances and “wrap account” programs established with broker-dealers or financial intermediaries may purchase shares of either class only if the plan or program for which the shares are being acquired will maintain an omnibus or pooled account for each Fund and will not require a Fund to pay any type of administrative payment per participant account to any third party. Shares may be offered to clients of PIMCO and its affiliates, and to the benefit plans of PIMCO and its affiliates.

•   Investment Minimums.  The minimum initial investment for shares of either class is $5 million, except that the minimum initial investment may be modified for certain financial intermediaries that aggregate trades on behalf of underlying investors. In addition, the minimum initial investment may be modified for certain employees of PIMCO and its affiliates.

The Trust or the Distributor may waive the minimum initial investment for other categories of investors at their discretion. PIMCO-sponsored funds of funds are exempt from the minimum investment requirement.

•   Timing of Purchase Orders and Share Price Calculations.  A purchase order received by the Trust or its designee prior to the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time), on a day the Trust is open for business, together with payment made in one of the ways described below, will be effected at that day’s NAV. An order received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day. However, orders received by certain retirement plans and other financial intermediaries on a business day prior to the close of regular trading on the NYSE and communicated to the Trust or its designee prior to 9:00 a.m., Eastern time, on the following business day will be effected at the NAV determined on the prior business day. The Trust is “open for business” on each day the NYSE is open for trading, which excludes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Purchase orders will be accepted only on days on which the Trust is open for business.

•   Initial Investment.  Investors may open an account by completing and signing a Client Registration Application and mailing it to PIMCO Funds, c/o BFDS Midwest, 330 W. 9th Street, Kansas City, MO 64105. A Client Registration Application may be obtained by calling 1-800-927-4648.

Except as described below, an investor may purchase Institutional Class and Administrative Class shares only by wiring federal funds to the Trust’s transfer agent, Boston Financial Data Services – Midwest (“Transfer Agent”), 330 West 9th Street, Kansas City, Missouri 64105. Before wiring federal funds, the investor must telephone the Trust at 1-800-927-4648 to receive instructions for wire transfer and must provide the following information: name of authorized person, shareholder name, shareholder account number, name of Fund and share class, and amount being wired.

17	PIMCO Funds

An investor may purchase shares without first wiring federal funds if the proceeds of the investment are derived from an advisory account the investor maintains with PIMCO or one of its affiliates, or from an investment by broker-dealers, institutional clients or other financial intermediaries which have established a shareholder servicing relationship with the Trust on behalf of their customers.

•   Additional Investments.  An investor may purchase additional Institutional Class and Administrative Class shares of the Funds at any time by calling the Trust and wiring federal funds to the Transfer Agent as outlined above.

•   Verification of Identity.  To help the federal government combat the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, a Fund must obtain the following information for each person that opens a new account:

1. Name;

2. Date of birth (for individuals);

3. Residential or business street address; and

4. Social security number, taxpayer identification number, or other identifying number.

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

Individuals may also be asked for a copy of their driver’s license, passport or other identifying document in order to verify their identity. In addition, it may be necessary to verify an individual’s identity by cross-referencing the identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

After an account is opened, a Fund may restrict your ability to purchase additional shares until your identity is verified. A Fund also may close your account and redeem your shares or take other appropriate action if it is unable to verify your identity within a reasonable time.

•   Other Purchase Information.  Purchases of a Fund’s Institutional Class and Administrative Class shares will be made in full and fractional shares. In the interest of economy and convenience, certificates for shares will not be issued.

The Trust and the Distributor each reserves the right, in its sole discretion, to suspend the offering of shares of the Funds or to reject any purchase order, in whole or in part, when, in the judgment of management, such suspension or rejection is in the best interests of the Trust.

Institutional Class and Administrative Class shares of the Trust are not qualified or registered for sale in all states. Investors should inquire as to whether shares of a particular Fund are available for offer and sale in the investor’s state of residence. Shares of the Trust may not be offered or sold in any state unless registered or qualified in that jurisdiction or unless an exemption from registration or qualification is available.

Subject to the approval of the Trust, an investor may purchase shares of a Fund with liquid securities that are eligible for purchase by the Fund (consistent with the Fund’s investment policies and restrictions) and that have a value that is readily ascertainable in accordance with the Trust’s valuation policies. These transactions will be effected only if PIMCO intends to retain the security in the Fund as an investment. Assets purchased by a Fund in such a transaction will be valued in generally the same manner as they would be valued for purposes of pricing the Fund’s shares, if such assets were included in the Fund’s assets at the time of purchase. The Trust reserves the right to amend or terminate this practice at any time.

Prospectus	18

•   Abusive Trading Practices.  The Trust encourages shareholders to invest in the Funds as part of a long-term investment strategy and discourages excessive, short-term trading and other abusive trading practices. To that end, the Trust’s Board of Trustees has adopted policies and procedures reasonably designed to detect and prevent short-term trading activity that may be harmful to the Fund and its shareholders. Such activities, sometimes referred to as “market timing,” may have a detrimental effect on the Fund(s) and its/their shareholders. For example, depending upon various factors such as the size of a Fund and the amount of its assets maintained in cash, short-term or excessive trading by Fund shareholders may interfere with the efficient management of the Fund’s portfolio, increase transaction costs and taxes, and may harm the performance of the Fund and its shareholders.

The Trust seeks to deter and prevent abusive trading practices, and to reduce these risks, through several methods. First, the Trust imposes redemption fees on most Fund shares redeemed or exchanged within a given period after their purchase. See “Redemption Fees” below for further information. In certain situations, the Funds have elected not to impose redemption fees. See “Waiver of Redemption Fees” below for a discussion on the specific situations in which the Funds will not impose redemption fees.

Second, to the extent that there is a delay between a change in the value of a mutual fund’s portfolio holdings, and the time when that change is reflected in the net asset value of the fund’s shares, the fund is exposed to the risk that investors may seek to exploit this delay by purchasing or redeeming shares at net asset values that do not reflect appropriate fair value prices. The Trust seeks to deter and prevent this activity, sometimes referred to as “stale price arbitrage,” by the appropriate use of “fair value” pricing of the Funds’ portfolio securities. See “How Fund Shares Are Priced” below for more information.

Third, the Trust seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Trust and PIMCO each reserve the right to restrict or refuse any purchase or exchange transaction if, in the judgment of the Trust or of PIMCO, the transaction may adversely affect the interests of a Fund or its shareholders. Among other things, the Trust may monitor for any patterns of frequent purchases and sales that appear to be made in response to short-term fluctuations in share price, and may also monitor for any attempts to improperly avoid the imposition of Redemption Fees. Notice of any restrictions or rejections of transactions may vary according to the particular circumstances.

Although the Trust and its service providers seek to use these methods to detect and prevent abusive trading activities, and although the Trust will consistently apply such methods, there can be no assurances that such activities can be mitigated or eliminated. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for presentation to the Fund on a net basis, conceal the identity of the individual investors from the Fund. This makes it more difficult for the Funds to identify short-term transactions in the Funds.

Redeeming Shares

•   Retirement Plans.  Shares of the Funds are available for purchase by retirement and savings plans, including Keogh plans, 401(k) plans, 403(b) custodial accounts, and Individual Retirement Accounts. The administrator of a plan or employee benefits office can provide participants or employees with detailed information on how to participate in the plan and how to elect a Fund as an investment option. Participants in a retirement or savings plan may be permitted to elect different investment options, alter the amounts contributed to the plan, or change how contributions are allocated among investment options in accordance with the plan’s specific provisions. The plan administrator or employee benefits office should be consulted for details. For questions about participant accounts, participants should contact their employee benefits office, the plan administrator, or the organization that provides recordkeeping services for the plan. Investors who purchase shares through retirement plans should be aware that plan administrators may aggregate purchase and redemption orders for participants in the plan. Therefore, there may be a delay between the time the investor places an order with the plan administrator and the time the order is forwarded to the Transfer Agent for execution.

19	PIMCO Funds

•   Redemptions by Mail.  An investor may redeem (sell) Institutional Class and Administrative Class shares by submitting a written request to PIMCO Funds, c/o BFDS Midwest, 330 W. 9th Street, Kansas City, MO 64105. The redemption request should state the Fund from which the shares are to be redeemed, the class of shares, the number or dollar amount of the shares to be redeemed and the account number. The request must be signed exactly as the names of the authorized signatories appear on the Trust’s account records, and the request must be signed by the minimum number of persons designated on the Client Registration Application that are required to effect a redemption.

•   Redemptions by Telephone or Other Wire Communication.  An investor that elects this option on the Client Registration Application (or subsequently in writing) may request redemptions of shares by calling the Trust at 1-800-927-4648, by sending a facsimile to 1-816-421-2861, by sending an e-mail to pimcoteam@bfdsmidwest.com, or by other means of wire communication. Investors should state the Fund and class from which the shares are to be redeemed, the number or dollar amount of the shares to be redeemed, the account number and the signature (which may be an electronic signature) of an authorized signatory. Redemption requests of an amount of $10 million or more may be initiated by telephone or by e-mail, but must be confirmed in writing by an authorized party prior to processing.

In electing a telephone redemption, the investor authorizes PIMCO and the Transfer Agent to act on telephone instructions from any person representing himself to be the investor, and reasonably believed by PIMCO or the Transfer Agent to be genuine. Neither the Trust nor the Transfer Agent may be liable for any loss, cost or expense for acting on instructions (whether in writing or by telephone) believed by the party receiving such instructions to be genuine and in accordance with the procedures described in this prospectus. Shareholders should realize that by electing the telephone, or wire or e-mail redemption option, they may be giving up a measure of security that they might have if they were to redeem their shares in writing. Furthermore, interruptions in service may mean that a shareholder will be unable to effect a redemption by telephone or e-mail when desired. The Transfer Agent also provides written confirmation of transactions initiated by telephone as a procedure designed to confirm that telephone instructions are genuine (written confirmation is also provided for redemption requests received in writing or via e-mail). All telephone transactions are recorded, and PIMCO or the Transfer Agent may request certain information in order to verify that the person giving instructions is authorized to do so. The Trust or Transfer Agent may be liable for any losses due to unauthorized or fraudulent telephone transactions if it fails to employ reasonable procedures to confirm that instructions communicated by telephone are genuine. All redemptions, whether initiated by letter or telephone, will be processed in a timely manner, and proceeds will be forwarded by wire in accordance with the redemption policies of the Trust detailed below. See “Other Redemption Information.”

Shareholders may decline telephone exchange or redemption privileges after an account is opened by instructing the Transfer Agent in writing at least seven business days prior to the date the instruction is to be effective. Shareholders may experience delays in exercising telephone redemption privileges during periods of abnormal market activity. During periods of volatile economic or market conditions, shareholders may wish to consider transmitting redemption orders by facsimile, e-mail or overnight courier.

Defined contribution plan participants may request redemptions by contacting the employee benefits office, the plan administrator or the organization that provides recordkeeping services for the plan.

•   Timing of Redemption Requests and Share Price Calculations.  A redemption request received by the Trust or its designee prior to the close of regular trading on the NYSE (normally 4:00 p.m., Eastern time), on a day the Trust is open for business, is effective on that day. A redemption request received after that time becomes effective on the next business day. Redemption requests for Fund shares are effected at the NAV per share next determined after receipt of a redemption request by the Trust or its designee. The request must properly identify all relevant information such as account number, redemption amount (in dollars or shares), the Fund name, and must be executed or initiated by the appropriate signatories.

Prospectus	20

•   Other Redemption Information.  Redemption proceeds will ordinarily be wired to the investor’s bank within three business days after the redemption request, but may take up to seven days. Redemption proceeds will be sent by wire only to the bank name designated on the Client Registration Application. Redemptions of Fund shares may be suspended when trading on the NYSE is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the SEC for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payment for more than seven days, as permitted by law.

For shareholder protection, a request to change information contained in an account registration (for example, a request to change the bank designated to receive wire redemption proceeds) must be received in writing, signed by the minimum number of persons designated on the Client Registration Application that are required to effect a redemption, and accompanied by a signature guarantee from any eligible guarantor institution, as determined in accordance with the Trust’s procedures. Shareholders should inquire as to whether a particular institution is an eligible guarantor institution. A signature guarantee cannot be provided by a notary public. In addition, corporations, trusts, and other institutional organizations are required to furnish evidence of the authority of the persons designated on the Client Registration Application to effect transactions for the organization.

Due to the relatively high cost of maintaining small accounts, the Trust reserves the right to redeem Institutional Class and Administrative Class shares in any account for their then-current value (which will be promptly paid to the investor) if at any time, due to redemption by the investor, the shares in the account do not have a value of at least $100,000. A shareholder will receive advance notice of a mandatory redemption and will be given at least 30 days to bring the value of its account up to at least $100,000.

The Trust agrees to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1% of the Fund’s net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust reserves the right to pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. It is highly unlikely that shares would ever be redeemed in kind. When shares are redeemed in kind, the redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received in the distribution.

Redemption Fees

Shareholders of each Fund will be subject to a Redemption Fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares redeemed or exchanged (based on the total redemption proceeds after any applicable deferred sales charges) within 7 days after their acquisition (by purchase or exchange).

In cases where redeeming shareholders hold shares acquired on different dates, the first-in/first-out (“FIFO”) method will be used to determine which shares are being redeemed, and therefore whether a Redemption Fee is payable. In cases where redemptions are processed through financial intermediaries, there may be a delay between the time the shareholder redeems his or her shares and the payment of the Redemption Fee to the Fund, depending upon such financial intermediaries’ trade processing procedures and systems.

A new time period begins with each acquisition of shares through a purchase or exchange. For example, for Funds with a seven-day holding period, a series of transactions in which shares of Fund A are exchanged for shares of Fund B four days after the purchase of the Fund A shares, followed four days later by an exchange of the Fund B shares for shares of Fund C, will be subject to two Redemption Fees (one on each exchange).

21	PIMCO Funds

The purpose of Redemption Fees is to deter excessive, short-term trading and other abusive trading practices as described above under “Abusive Trading Practices” and to help offset the costs associated with the sale of portfolio securities to satisfy redemption and exchange requests made by “market timers” and other short-term shareholders, thereby insulating longer-term shareholders from such costs. Redemption Fees are not paid separately, but are deducted from the amount to be received in connection with a redemption or exchange. Redemption Fees are paid to and retained by the Funds to defray certain costs described below and are not paid to or retained by PIMCO or the Distributor. Redemption Fees are not sales loads or contingent deferred sales charges. Redemption and exchange of shares acquired through the reinvestment of dividends and distributions are not subject to Redemption Fees.

Limitations on the Assessment of Redemption Fees.  The Funds may not be able to impose and/or collect the Redemption Fee in certain circumstances. For example, the Funds will not be able to collect the Redemption Fee on redemptions and exchanges by shareholders who invest through certain retirement plans or through certain financial intermediaries (for example, through broker-dealer omnibus accounts or through a recordkeeping organization) that have not agreed to assess or collect the Redemption Fee from such shareholders, or that have not agreed to provide the information necessary for the Funds to impose the Redemption Fee on such shareholders or do not currently have the capability to assess or collect the Redemption Fee. The Funds may nonetheless continue to effect share transactions for such shareholders and financial intermediaries. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for presentation to a Fund on a net basis, conceal the identity of the individual investors from the Fund. This makes it more difficult for the Funds to identify short-term transactions in the Funds, and makes assessment of the Redemption Fee on transactions effected through such accounts impractical without the assistance of the financial intermediary. Due to these limitations on the assessment of the Redemption Fee, the Funds’ use of Redemption Fees may not successfully eliminate excessive short-term trading in shares of the Funds.

Waivers of Redemption Fees.  In the following situations, the Funds have elected not to impose the Redemption Fee:

•	redemptions and exchanges of Fund shares acquired through the reinvestment of dividends and distributions;
•	certain types of redemptions and exchanges of Fund shares owned through participant-directed retirement plans (see below for details);
•	redemptions or exchanges in discretionary asset allocation or wrap programs (“wrap programs”) that are initiated by the sponsor of the program as part of a periodic rebalancing, provided that such rebalancing occurs no more frequently than quarterly;
•	redemptions or exchanges in a wrap program that are made as a result of a full withdrawal from the wrap program or as part of a systematic withdrawal plan;
•	involuntary redemptions, such as those resulting from a shareholder’s failure to maintain a minimum investment in the Funds, or to pay shareholder fees;
•	redemptions and exchanges effected by other mutual funds that are sponsored by PIMCO or its affiliates; and
•	otherwise as PIMCO or the Trust may determine in their sole discretion.

Applicability of Redemption Fees in Certain Defined Contribution Plans.  Redemption fees will not apply to the following transactions in participant-directed retirement plans (such as 401(k), 403(b), 457 and Keogh plans): 1) where the shares being redeemed were purchased with new contributions to the plan (e.g., payroll contributions, employer contributions, loan repayments); 2) redemptions made in connection with taking out a loan from the plan; 3) redemptions in connection with death, disability, hardship withdrawals, or Qualified

Prospectus	22

Domestic Relations Orders; 4) redemptions made as part of a systematic withdrawal plan; 5) redemptions made by a defined contribution plan in connection with a termination or restructuring of the plan or 6) redemptions made in connection with a participant’s termination of employment. Redemption fees generally will apply to other participant-directed redemptions and exchanges. For example, if a participant exchanges shares of Fund A that were purchased with new contributions, into Fund B, a redemption fee would not apply to that exchange. However, any subsequent participant-directed exchange of those shares from Fund B into Fund A or another fund may be subject to redemption fees, depending upon the holding period and subject to the exceptions described in this paragraph.

Retirement plan sponsors, participant recordkeeping organizations and other financial intermediaries may also impose their own restrictions, limitations or fees in connection with transactions in the Funds’ shares, which may be stricter than those described in this section. You should contact your plan sponsor, recordkeeper or financial intermediary for more information on any differences in how the redemption fee is applied to your investments in the Funds, and whether any additional restrictions, limitations or fees are imposed in connection with transactions in Fund shares.

The Trust may eliminate or modify the waivers enumerated above at any time, in its sole discretion. You will receive 60 days’ notice of any material changes to the Redemption Fee, unless otherwise permitted by law.

Exchange Privilege

An investor may exchange Institutional Class or Administrative Class shares of a Fund for shares of the same class of any other Fund of the Trust that offers that class based on the respective NAVs of the shares involved. An exchange may be made by following the redemption procedure described above under “Redemptions by Mail” or, if the investor has elected the telephone redemption option, by calling the Trust at 1-800-927-4648. An investor may also exchange shares of a Fund for shares of the same class of a fund of Allianz Funds. Shareholders interested in such an exchange may request a prospectus for these other Funds by contacting PIMCO Funds at the same address and telephone number as the Trust.

The Trust reserves the right to refuse exchange purchases (or purchase and redemption and/or redemption and purchase transactions) if, in the judgment of PIMCO, the transaction would adversely affect a Fund and its shareholders. Although the Trust has no current intention of terminating or modifying the exchange privilege, it reserves the right to do so at any time. Except as otherwise permitted by the SEC, the Trust will give you 60 days’ advance notice if it exercises its right to terminate or materially modify the exchange privilege.

Exchanges of shares held less than 7 days may be subject to a redemption fee. See “Redemption Fees” above.

Request for Multiple Copies of Shareholder Documents

To reduce expenses, it is intended that only one copy of the Funds’ prospectus and each annual and semi-annual report will be mailed to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents and your shares are held directly with the Trust, call the Trust at 1-800-426-0107. Alternatively, if your shares are held through a financial institution, please contact it directly. Within thirty days after receipt of your request by the Trust, the Trust will begin sending you individual copies.

How Fund Shares Are Priced

The net asset value (“NAV”) of a Fund’s Institutional and Administrative Class shares is determined by dividing the total value of a Fund’s portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class.

Fund shares are valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the NYSE is open. For purposes of calculating the NAV, the Funds normally use pricing data for

23	PIMCO Funds

domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Funds or their agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When a Fund uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. The Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined by the Board of Trustees or persons acting at their direction may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed above under “Abusive Trading Practices.” Fair value pricing may require subjective determinations about the value of security.

Under certain circumstances, the per share NAV of the Administrative Class shares of the Funds may be lower than the per share NAV of the Institutional Class shares as a result of the daily expense accruals of the service and/or distribution fees paid by Administrative Class shares. Generally, for Funds that pay income dividends, those dividends are expected to differ over time by approximately the amount of the expense accrual differential between the two classes.

Prospectus	24

Fund Distributions

Each Fund distributes substantially all of its net investment income to shareholders in the form of dividends. Dividends paid by each Fund with respect to each class of shares are calculated in the same manner and at the same time, but dividends on Administrative Class shares are expected to be lower than dividends on Institutional Class shares as a result of the distribution fees applicable to Administrative Class shares. Each fund intends to declare dividends daily and distribute them monthly to shareholders of record.

In addition, each Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently.

A Fund’s dividend and capital gain distributions with respect to a particular class of shares will automatically be reinvested in additional shares of the same class of the Fund at NAV unless the shareholder elects to have the distributions paid in cash. A shareholder may elect to have distributions paid in cash on the Client Registration Application or by submitting a written request, signed by the appropriate signatories, indicating the account number, Fund name(s) and wiring instructions. Shareholders do not pay any sales charges on shares received through the reinvestment of Fund distributions.

If a purchase order for shares is received prior to 12:00 noon, Eastern time, and payment in federal funds is received by the Transfer Agent by the close of the federal funds wire on the day the purchase order is received, dividends will accrue starting that day. If a purchase order is received after 12:00 noon, Eastern time, and payment in federal funds is received by the Transfer Agent by the close of the federal funds wire on the day the purchase order is received, or as otherwise agreed to by the Trust, the order will be effected at that day’s net asset value, but dividends will not begin to accrue until the following business day.

Tax Consequences

•   Taxes on Fund Distributions.  A shareholder subject to U.S. federal income tax will be subject to tax on Fund distributions whether they are paid in cash or reinvested in additional shares of the Funds. For federal income tax purposes, Fund distributions will be taxable to the shareholder as either ordinary income or capital gains.

Fund dividends (i.e., distributions of investment income) are taxable to shareholders as ordinary income. Federal taxes on Fund distributions of gains are determined by how long the Fund owned the investments that generated the gains, rather than how long a shareholder has owned the shares. Distributions of gains from investments that a Fund owned for more than one year will generally be taxable to shareholders as long-term capital gains. Distributions of gains from investments that the Fund owned for one year or less will generally be taxable as ordinary income.

Fund distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund prior to the shareholder’s investment and thus were included in the price paid for the shares. For example, a shareholder who purchases shares on or just before the record date of a Fund distribution will pay full price for the shares and may receive a portion of his or her investment back as a taxable distribution.

•   Taxes on Redemption or Exchanges of Shares.  Any gain resulting from the sale of Fund shares will generally be subject to federal income tax. When a shareholder exchanges shares of a Fund for shares of another series, the transaction will be treated as a sale of the Fund shares for these purposes, and any gain on those shares will generally be subject to federal income tax.

•   Returns of Capital.  If a Fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return

25	PIMCO Funds

of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in the Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

This section relates only to federal income tax; the consequences under other tax laws may differ. Shareholders should consult their tax advisors as to the possible application of foreign, state and local income tax laws to Fund dividends and capital distributions. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Funds.

Characteristics and Risks of

Securities and Investment Techniques

This section provides additional information about some of the principal investments and related risks of the Funds described under “Summary Information” and “Summary of Principal Risks” above. It also describes characteristics and risks of additional securities and investment techniques that may be used by the Funds from time to time. Most of these securities and investment techniques are discretionary, which means that PIMCO can decide whether to use them or not. This prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Funds. As with any mutual fund, investors in the Funds rely on the professional investment judgment and skill of PIMCO and the individual portfolio managers. Please see “Investment Objectives and Policies” in the Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Funds.

Securities Selection

The Funds seek maximum total return. The total return sought by a Fund consists of both income earned on a Fund’s investments and capital appreciation, if any, arising from increases in the market value of a Fund’s holdings. Capital appreciation of fixed income securities generally results from decreases in market interest rates or improving credit fundamentals for a particular market sector or security.

In selecting securities for a Fund, PIMCO develops an outlook for interest rates, currency exchange rates and the economy; analyzes credit and call risks, and uses other security selection techniques. The proportion of a Fund’s assets committed to investment in securities with particular characteristics (such as quality, sector, interest rate or maturity) varies based on PIMCO’s outlook for the U.S. economy and the economies of other countries in the world, the financial markets and other factors.

PIMCO attempts to identify areas of the bond market that are undervalued relative to the rest of the market. PIMCO identifies these areas by grouping bonds into sectors such as: money markets, governments, corporates, mortgages, asset-backed and international. Sophisticated proprietary software then assists in evaluating sectors and pricing specific securities. Once investment opportunities are identified, PIMCO will shift assets among sectors depending upon changes in relative valuations and credit spreads. There is no guarantee that PIMCO’s security selection techniques will produce the desired results.

U.S. Government Securities

U.S. Government Securities are obligations of, or guaranteed by, the U.S. Government, its agencies or government-sponsored enterprises. U.S. Government Securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. U.S. Government Securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

Municipal Bonds

Municipal bonds are generally issued by states and local governments and their agencies, authorities and other instrumentalities. Municipal bonds are subject to interest rate, credit and market risk. The ability of an issuer to make payments could be affected by litigation, legislation or other political events or the bankruptcy of the issuer. Lower rated municipal bonds are subject to greater credit and market risk than higher quality

Prospectus	26

municipal bonds. The types of municipal bonds in which the Funds may invest include municipal lease obligations. The Funds may also invest in securities issued by entities whose underlying assets are municipal bonds.

The Funds may invest, without limitation, in residual interest bonds, which are created by depositing municipal securities in a trust and dividing the income stream of an underlying municipal bond in two parts, one, a variable rate security and the other, a residual interest bond. The interest rate for the variable rate security is determined by an index or an auction process held approximately every 7 to 35 days, while the residual interest bond holder receives the balance of the income from the underlying municipal bond less an auction fee. The market prices of residual interest bonds may be highly sensitive to changes in market rates and may decrease significantly when market rates increase.

Mortgage-Related and Other Asset-Backed Securities

Each Fund may invest all of its assets in mortgage- or other asset-backed securities. Mortgage-related securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property.

The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. If unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of the security can be expected to increase. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund’s yield to maturity from these securities. Each Fund may invest up to 5% of its total assets in any combination of mortgage-related or other asset-backed IO, PO or inverse floater securities.

Each Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The Funds may invest in other asset-backed securities that have been offered to investors.

Loan Participations and Assignments

The Funds may invest in fixed- and floating-rate loans, which investments generally will be in the form of loan participations and assignments of portions of such loans. Participations and assignments involve special types of risk, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. If a Fund purchases a participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower.

27	PIMCO Funds

Corporate Debt Securities

Corporate debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates rise, the value of corporate debt securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

High Yield Securities

Securities rated lower than Baa by Moody’s or lower than BBB by S&P are sometimes referred to as “high yield” or “junk” bonds. Investing in high yield securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields, high yield securities typically entail greater potential price volatility and may be less liquid than higher-rated securities. High yield securities may be regarded as predominately speculative with respect to the issuer’s continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities.

Variable and Floating Rate Securities

Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. Each Fund may invest in floating rate debt instruments (“floaters”) and engage in credit spread trades. While floaters provide a certain degree of protection against rises in interest rates, a Fund will participate in any declines in interest rates as well. Each Fund may also invest in inverse floating rate debt instruments (“inverse floaters”). An inverse floater may exhibit greater price volatility than a fixed rate obligation of similar credit quality. Each Fund may invest up to 5% of its total assets in any combination of mortgage-related or other asset-backed IO, PO or inverse floater securities.

Inflation-Indexed Bonds

Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Event-Linked Exposure

Each Fund may obtain event-linked exposure by investing in “event-linked bonds” or “event-linked swaps” or implement “event-linked strategies.” Event-linked exposure results in gains or losses that typically are contingent, or formulaically related to defined trigger events. Examples of trigger events include hurricanes, earthquakes, weather-related phenomena, or statistics relating to such events. Some event-linked bonds are commonly referred to as “catastrophe bonds.” If a trigger event occurs, a Fund may lose a portion or its entire principal invested in the bond or notional amount on a swap. Event-linked exposure often provides for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. Event-linked exposure may also expose a Fund to certain unanticipated risks including credit risk, counterparty risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences. Event-linked exposures may also be subject to liquidity risk.

Convertible and Equity Securities

The Total Return II and Total Return III Funds may invest in convertible securities or equity securities. The Total Return Fund may not invest in equity securities but may invest in convertible securities that are not considered equities. Convertible securities are generally preferred stocks and other securities, including fixed

Prospectus	28

income securities and warrants, that are convertible into or exercisable for common stock at a stated price or rate. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security will normally also provide income and is subject to interest rate risk. Convertible securities may be lower-rated securities subject to greater levels of credit risk. A Fund may be forced to convert a security before it would otherwise choose, which may have an adverse effect on the Fund’s ability to achieve its investment objective.

The Funds intend to invest primarily in fixed income securities; however, while some countries or companies may be regarded as favorable investments, pure fixed income opportunities may be unattractive or limited due to insufficient supply, or legal or technical restrictions. In such cases, subject to its applicable investment restrictions, a Fund may consider convertible securities or equity securities to gain exposure to such investments.

Equity securities generally have greater price volatility than fixed income securities. The market price of equity securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally or particular industries represented in those markets. The value of an equity security may also decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Foreign (Non-U.S.) Securities

Each Fund (except the Total Return II Fund) may invest in foreign (non-U.S.) securities. Investing in foreign securities involves special risks and considerations not typically associated with investing in U.S. securities. Shareholders should consider carefully the substantial risks involved for Funds that invest in securities issued by foreign companies and governments of foreign countries. These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; and political instability. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. The securities markets, values of securities, yields and risks associated with foreign securities markets may change independently of each other. Also, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in foreign securities may also involve higher custodial costs than domestic investments and additional transaction costs with respect to foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in foreign currencies.

The Total Return and Total Return III Funds also may invest in sovereign debt issued by governments, their agencies or instrumentalities, or other government-related entities. Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In addition, there is no bankruptcy proceeding by which defaulted sovereign debt may be collected.

•   Emerging Market Securities.  Each Fund (except the Total Return II Fund) may invest up to 10% of its total assets in securities of issuers based in countries with developing (or “emerging market”) economies.

A security is economically tied to an emerging market country if it is principally traded on the country’s securities markets, or the issuer is organized or principally operates in the country, derives a majority of its income from its operations within the country, or has a majority of its assets in the country. The adviser has broad discretion to identify and invest in countries that it considers to qualify as emerging securities markets. However, an emerging securities market is generally considered to be one located in any country that is defined as an emerging or developing economy by the World Bank or its related organizations, or the United Nations or its authorities. In making investments in emerging market securities, the Funds emphasize those countries with

29	PIMCO Funds

relatively low gross national product per capita and with the potential for rapid economic growth. The adviser will select the country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, and any other specific factors it believes to be relevant.

Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in foreign, developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging markets securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

Each Fund (except the Total Return II Fund) may invest in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with a debt restructuring. Investments in Brady Bonds may be viewed as speculative. Brady Bonds acquired by a Fund may be subject to restructuring arrangements or to requests for new credit, which may cause the Fund to suffer a loss of interest or principal on any of its holdings.

Foreign (Non-U.S.) Currencies

A Fund that invests directly in foreign currencies or in securities that trade in, or receive revenues in, foreign currencies will be subject to currency risk. Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments.

•   Foreign Currency Transactions.  Funds that invest in securities denominated in foreign currencies may engage in foreign currency transactions on a spot (cash) basis, and enter into forward foreign currency exchange contracts and invest in foreign currency futures contracts and options on foreign currencies and futures. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract, reduces a Fund’s exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. The effect on the value of a Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. A contract to sell foreign currency would limit any potential gain which might be realized if the value of the hedged currency increases. A Fund may enter into these contracts to hedge against foreign exchange risk, to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. Suitable hedging transactions may not

Prospectus	30

be available in all circumstances and there can be no assurance that a Fund will engage in such transactions at any given time or from time to time. Also, such transactions may not be successful and may eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies. A Fund may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are positively correlated. The Fund will segregate or “earmark” assets determined to be liquid by PIMCO to cover its obligations under forward foreign currency exchange contracts entered into for non-hedging purposes.

Repurchase Agreements

Each Fund may enter into repurchase agreements, in which the Fund purchases a security from a bank or broker-dealer, which agrees to repurchase the security at the Fund’s cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Reverse Repurchase Agreements, Dollar Rolls and Other Borrowings

Each Fund may enter into reverse repurchase agreements and dollar rolls, subject to a Fund’s limitations on borrowings. A reverse repurchase agreement or dollar roll involves the sale of a security by a Fund and its agreement to repurchase the instrument at a specified time and price, and may be considered a form of borrowing for some purposes. A Fund will segregate or “earmark” assets determined to be liquid by PIMCO or otherwise cover its obligations under reverse repurchase agreements, dollar rolls, and other borrowings. Reverse repurchase agreements, dollar rolls and other forms of borrowings may create leveraging risk for a Fund.

Each Fund may borrow money to the extent permitted under the 1940 Act. This means that, in general, a Fund may borrow money from banks for any purpose on a secured basis in an amount up to  1/3 of the Fund’s total assets. A Fund may also borrow money for temporary administrative purposes on an unsecured basis in an amount not to exceed 5% of the Fund’s total assets.

Derivatives

Each Fund may, but is not required to, use derivative instruments for risk management purposes or as part of its investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. Examples of derivative instruments include options contracts, futures contracts, options on futures contracts and swap agreements (including, but not limited to, credit default swaps). Each Fund may invest some or all of its assets in derivative instruments. A portfolio manager may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed. A description of these and other derivative instruments that the Funds may use are described under “Investment Objectives and Policies” in the Statement of Additional Information.

A Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments. A description of various risks associated with particular derivative instruments is included in “Investment Objectives and Policies” in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Funds.

Management Risk.  Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

Credit Risk.  The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a “counterparty”) to make required payments or otherwise comply with the contract’s terms. Additionally, credit default swaps could result in losses if a Fund does not correctly evaluate the creditworthiness of the company on which the credit default swap is based.

31	PIMCO Funds

Liquidity Risk.  Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Leverage Risk.  Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a Fund uses derivatives for leverage, investments in that Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, each Fund will segregate or “earmark” assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under derivative instruments.

Lack of Availability.  Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, the portfolio manager may wish to retain the Fund’s position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other suitable counterparty can be found. There is no assurance that a Fund will engage in derivatives transactions at any time or from time to time. A Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.

Market and Other Risks.  Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund’s interest. If a portfolio manager incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. A Fund may also have to buy or sell a security at a disadvantageous time or price because the Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, a Fund’s use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments.

Delayed Funding Loans and Revolving Credit Facilities

The Funds may also enter into, or acquire participations in, delayed funding loans and revolving credit facilities, in which a lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. These commitments may have the effect of requiring a Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that a Fund is committed to advance additional funds, it will segregate or “earmark” assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees in an amount sufficient to meet such commitments. Delayed funding loans and revolving credit facilities are subject to credit, interest rate and liquidity risk and the risks of being a lender.

Prospectus	32

When-Issued, Delayed Delivery and Forward Commitment Transactions

Each Fund may purchase securities which it is eligible to purchase on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date. This risk is in addition to the risk that the Fund’s other assets will decline in value. Therefore, these transactions may result in a form of leverage and increase a Fund’s overall investment exposure. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated or “earmarked” to cover these positions.

Investment in Other Investment Companies

Each Fund may invest up to 10% of its total assets in securities of other investment companies, such as open-end or closed-end management investment companies, or in pooled accounts or other investment vehicles which invest in foreign markets. As a shareholder of an investment company, a Fund may indirectly bear service and other fees which are in addition to the fees the Fund pays its service providers.

Subject to the restrictions and limitations of the 1940 Act, each Fund may elect to pursue its investment objective either by investing directly in securities, or by investing in one or more underlying investment vehicles or companies that have substantially similar investment objectives, policies and limitations as the Fund. The Funds may also invest in exchange traded funds, subject to the restrictions and limitations of the 1940 Act.

Short Sales

Each Fund may make short sales as part of its overall portfolio management strategies or to offset a potential decline in value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. Short sales expose a Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as “covering” the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. A Fund making a short sale must segregate or “earmark” assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees or otherwise cover its position in a permissible manner.

Illiquid Securities

Each Fund may invest up to 15% of its net assets in illiquid securities. Certain illiquid securities may require pricing at fair value as determined in good faith under the supervision of the Board of Trustees. A portfolio manager may be subject to significant delays in disposing of illiquid securities, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Loans of Portfolio Securities

For the purpose of achieving income, each Fund may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see “Investment Objectives and Policies” in the Statement of Additional Information for details. When a Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. A Fund may pay lending fees to a party arranging the loan.

Portfolio Turnover

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of

33	PIMCO Funds

volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

Temporary Defensive Strategies

For temporary or defensive purposes, each Fund may invest without limit in U.S. debt securities, including taxable securities and short-term money market securities, when PIMCO deems it appropriate to do so. When a Fund engages in such strategies, it may not achieve its investment objective.

Changes in Investment Objectives and Policies

The investment objective of each Fund is fundamental and may not be changed without shareholder approval. Unless otherwise stated, all investment policies of the Funds may be changed by the Board of Trustees without shareholder approval.

Percentage Investment Limitations

Unless otherwise stated, all percentage limitations on Fund investments listed in this prospectus will apply at the time of investment. A Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment.

Credit Ratings and Unrated Securities

Rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. Appendix A to this prospectus describes the various ratings assigned to fixed income securities by Moody’s and S&P. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risks. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. A Fund will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. PIMCO does not rely solely on credit ratings, and develops its own analysis of issuer credit quality.

A Fund may purchase unrated securities (which are not rated by a rating agency) if its portfolio manager determines that the security is of comparable quality to a rated security that the Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the portfolio manager may not accurately evaluate the security’s comparative credit rating. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality fixed income securities. To the extent that a Fund invests in high yield and/or unrated securities, the Fund’s success in achieving its investment objective may depend more heavily on the portfolio manager’s creditworthiness analysis than if the Fund invested exclusively in higher-quality and rated securities.

Other Investments and Techniques

The Funds may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this prospectus. These securities and techniques may subject the Funds to additional risks. Please see the Statement of Additional Information for additional information about the securities and investment techniques described in this prospectus and about additional securities and techniques that may be used by the Funds.

Prospectus	34

Financial Highlights

The financial highlights table is intended to help a shareholder understand the financial performance of Institutional and Administrative Class shares of each Fund for the past 5 years or, if the class is less than 5 years old, since the class of shares commenced operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a particular class of shares of a Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Fund’s financial statements, are included in the Trust’s annual report to shareholders. The annual report is incorporated by reference in the Statement of Additional Information and is available free of charge by calling the Trust at the phone number on the back of this prospectus.

Year or Period Ended	Net Asset Value Beginning of Period	Net Investment Income (Loss)+(a)	Net Realized and Unrealized Gain (Loss) on Investments+(a)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains
Total Return Fund
Institutional Class
03/31/2005	$10.94	$0.26	$(0.03)	$0.23	$(0.27)	$(0.33)
03/31/2004	10.79	0.30	0.35	0.65	(0.32)	(0.18)
03/31/2003	10.41	0.45	0.74	1.19	(0.46)	(0.35)
03/31/2002	10.52	0.55	0.19	0.74	(0.55)	(0.30)
03/31/2001	9.96	0.67	0.56	1.23	(0.67)	0.00
Administrative Class
03/31/2005	10.94	0.23	(0.03)	0.20	(0.24)	(0.33)
03/31/2004	10.79	0.27	0.35	0.62	(0.29)	(0.18)
03/31/2003	10.41	0.41	0.75	1.16	(0.43)	(0.35)
03/31/2002	10.52	0.51	0.20	0.71	(0.52)	(0.30)
03/31/2001	9.96	0.64	0.56	1.20	(0.64)	0.00
Total Return Fund II
Institutional Class
03/31/2005	$10.52	$0.24	$(0.14)	$0.10	$(0.25)	$(0.35)
03/31/2004	10.36	0.25	0.33	0.58	(0.28)	(0.14)
03/31/2003	10.10	0.39	0.71	1.10	(0.40)	(0.44)
03/31/2002	10.27	0.48	0.21	0.69	(0.48)	(0.38)
03/31/2001	9.67	0.62	0.60	1.22	(0.62)	0.00
Administrative Class
03/31/2005	10.52	0.22	(0.15)	0.07	(0.22)	(0.35)
03/31/2004	10.36	0.23	0.33	0.56	(0.26)	(0.14)
03/31/2003	10.10	0.36	0.72	1.08	(0.38)	(0.44)
03/31/2002	10.27	0.45	0.21	0.66	(0.45)	(0.38)
03/31/2001	9.67	0.59	0.60	1.19	(0.59)	0.00
Total Return Fund III
Institutional Class
03/31/2005	$9.64	$0.23	$0.00	$0.23	$(0.23)	$(0.28)
03/31/2004	9.57	0.26	0.31	0.57	(0.29)	(0.21)
03/31/2003	9.24	0.43	0.66	1.09	(0.43)	(0.33)
03/31/2002	9.19	0.51	0.19	0.70	(0.51)	(0.14)
03/31/2001	8.74	0.57	0.45	1.02	(0.57)	0.00
Administrative Class
03/31/2005	9.64	0.21	0.00	0.21	(0.21)	(0.28)
03/31/2004	9.57	0.25	0.29	0.54	(0.26)	(0.21)
03/31/2003	9.24	0.40	0.66	1.06	(0.40)	(0.33)
03/31/2002	9.19	0.50	0.17	0.67	(0.48)	(0.14)
03/31/2001	8.74	0.55	0.45	1.00	(0.55)	0.00

+	As a result of a change in generally accepted accounting principles, the Fund has reclassified periodic payments made or received for certain derivative instruments, which were previously included within miscellaneous income, to a component of realized gain (loss) in the Statement of Operations. The effects of these reclassifications are noted in the discussion of Swap Agreements in the Notes to the Financial Statements in the March 31, 2005 Annual Report.
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 0.43%.
(c)	Ratio of expenses to average net assets excluding interest expense is 0.68%.
(d)	Ratio of expenses to average net assets excluding interest expense is 0.50%.
(e)	Ratio of expenses to average net assets excluding interest expense is 0.75%.

35	PIMCO Funds

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000’s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets+	Portfolio Turnover Rate

$0.00	$(0.60)	$10.57	2.07%	$47,998,758	0.43%		2.41%	470%
0.00	(0.50)	10.94	6.20	43,723,208	0.43		2.70	273
0.00	(0.81)	10.79	11.77	41,178,760	0.43		4.16	234
0.00	(0.85)	10.41	7.15	35,230,781	0.43		5.14	445
0.00	(0.67)	10.52	12.80	31,746,629	0.49	(b)	6.61	450

0.00	(0.57)	10.57	1.82	17,292,644	0.68		2.16	470
0.00	(0.47)	10.94	5.93	16,367,285	0.68		2.46	273
0.00	(0.78)	10.79	11.48	16,109,374	0.68		3.85	234
0.00	(0.82)	10.41	6.89	8,900,453	0.68		4.83	445
0.00	(0.64)	10.52	12.52	5,353,222	0.74	(c)	6.35	450

$0.00	$(0.60)	$10.02	0.99%	$2,278,849	0.50%		2.37%	330%
0.00	(0.42)	10.52	5.71	2,335,828	0.50		2.40	262
0.00	(0.84)	10.36	11.23	2,186,008	0.50		3.73	222
0.00	(0.86)	10.10	6.89	1,775,255	0.50		4.60	473
0.00	(0.62)	10.27	13.02	1,606,998	0.51	(d)	6.21	566

0.00	(0.57)	10.02	0.75	115,674	0.75		2.11	330
0.00	(0.40)	10.52	5.45	114,148	0.75		2.16	262
0.00	(0.82)	10.36	10.96	133,732	0.75		3.48	222
0.00	(0.83)	10.10	6.64	111,068	0.75		4.30	473
0.00	(0.59)	10.27	12.74	77,183	0.76	(e)	5.97	566

$0.00	$(0.51)	$9.36	2.46%	$1,513,513	0.50%		2.38%	368%
0.00	(0.50)	9.64	6.08	1,320,459	0.50		2.74	180
0.00	(0.76)	9.57	12.20	982,838	0.50		4.50	221
0.00	(0.65)	9.24	7.76	844,807	0.50		5.39	449
0.00	(0.57)	9.19	12.15	868,757	0.50		6.44	581

0.00	(0.49)	9.36	2.21	10,357	0.75		2.21	368
0.00	(0.47)	9.64	5.82	4,776	0.75		2.54	180
0.00	(0.73)	9.57	11.93	4,630	0.75		4.22	221
0.00	(0.62)	9.24	7.42	1,167	0.75		5.34	449
0.00	(0.55)	9.19	11.83	11,223	0.75		6.10	581

Prospectus	36

Appendix A

Description of Securities Ratings

A Fund’s investments may range in quality from securities rated in the lowest category in which the Fund is permitted to invest to securities rated in the highest category (as rated by Moody’s or S&P or, if unrated, determined by PIMCO to be of comparable quality). The percentage of a Fund’s assets invested in securities in a particular rating category will vary. The following terms are generally used to describe the credit quality of fixed income securities:

High Quality Debt Securities are those rated in one of the two highest rating categories (the highest category for commercial paper) or, if unrated, deemed comparable by PIMCO.

Investment Grade Debt Securities are those rated in one of the four highest rating categories or, if unrated, deemed comparable by PIMCO.

Below Investment Grade, High Yield Securities (“Junk Bonds”) are those rated lower than Baa by Moody’s or BBB by S&P and comparable securities. They are deemed predominately speculative with respect to the issuer’s ability to repay principal and interest.

The following is a description of Moody’s and S&P’s rating categories applicable to fixed income securities.

Moody's Investors Service, Inc.

Moody’s Long-Term Ratings: Bonds and Preferred Stock

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than with Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

A-1	PIMCO Funds

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody’s applies numerical modifiers, 1, 2, and 3 in each generic rating classified from Aa through Caa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Corporate Short-Term Debt Ratings

Moody’s short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. Obligations relying upon support mechanisms such as letters of credit and bonds of indemnity are excluded unless explicitly rated.

Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

Short-Term Municipal Bond Ratings

There are three rating categories for short-term municipal bonds that define an investment grade situation, which are listed below. In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents an evaluation of the degree of risk associated with scheduled principal and interest payments, and the other represents an evaluation of the degree of risk associated with the demand feature. The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1. MIG ratings terminate at the retirement of the obligation while VMIG rating expiration will be a function of each issue’s specific structural or credit features.

MIG 1/VMIG 1: This designation denotes superior quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

Prospectus	A-2

MIG 2/VMIG 2: This designation denotes strong quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3: This designation denotes acceptable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

SG: This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

Standard & Poor's Ratings Service

Corporate and Municipal Bond Ratings

Investment Grade

AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions, or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Speculative Grade

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC: Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

A-3	PIMCO Funds

CC: The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C: The rating C is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI: The rating CI is reserved for income bonds on which no interest is being paid.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional ratings: The letter “p” indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

r: The “r” is attached to highlight derivative, hybrid, and certain other obligations that S&P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities.

The absence of an “r” symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R.: Not rated.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Commercial Paper Rating Definitions

An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from A for the highest quality obligations to D for the lowest. These categories are as follows:

A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B: Issues rated B are regarded as having only speculative capacity for timely payment.

Prospectus A-4

C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

A commercial paper rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to S&P by the issuer or obtained from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.

A-5	PIMCO Funds

PIMCO Funds

INVESTMENT ADVISER AND ADMINISTRATOR

PIMCO, 840 Newport Center Drive, Newport Beach, CA 92660

CUSTODIAN

State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO 64105

TRANSFER AGENT

Boston Financial Data Services – Midwest, 330 W. 9th Street, Kansas City, MO 64105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO 64105

LEGAL COUNSEL

Dechert LLP, 1775 I Street N.W., Washington, D.C. 20006

The Trust’s Statement of Additional Information (“SAI”) and annual and semi-annual reports to shareholders include additional information about the Funds. The SAI and the financial statements included in the Funds’ most recent annual report to shareholders are incorporated by reference into this Prospectus, which means they are part of this Prospectus for legal purposes. The Funds’ annual report discusses the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

You may get free copies of any of these materials, request other information about a Fund, or make shareholder inquiries by calling the Trust at 1-800-927-4648 or PIMCO Infolink Audio Response Network at 1-800-987-4626, or by writing to:

PIMCO Funds:

840 Newport Center Drive

Newport Beach, CA 92660

You may review and copy information about the Trust, including its SAI, at the Securities and Exchange Commission’s public reference room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the public reference room. You may also access reports and other information about the Trust on the Commission’s Web site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102, or by e-mailing your request to publicinfo@sec.gov.

You can also visit our Website at www.pimco.com for additional information about the Funds, including the SAI and the annual and semi-annual reports.

Reference the Trust’s Investment Company Act file number in your correspondence.

Investment Company Act File No. 811-5028	15-25441-05

PIMCO Funds

840 Newport Center Drive

Newport Beach, CA 92660

PIMCO Funds

Prospectus

JULY 29, 2005

Bond Funds

Share Class	SHORT-DURATION BOND FUNDS	CORPORATE BOND FUNDS
D	PIMCO Short-Term Fund	PIMCO Diversified Income Fund
	PIMCO Low Duration Fund	PIMCO High Yield Fund
	PIMCO Floating Income Fund	PIMCO Investment Grade Corporate Bond Fund
	CORE BOND FUND	INTERNATIONAL BOND FUNDS
	PIMCO Total Return Fund	PIMCO Foreign Bond Fund
	MORTGAGE-BACKED BOND FUNDS	(U.S. Dollar-Hedged)
	PIMCO GNMA Fund	PIMCO Foreign Bond Fund (Unhedged)
	PIMCO Total Return Mortgage Fund	PIMCO Emerging Markets Bond Fund
PIMCO Developing Local Markets Fund

This cover is not part of the Prospectus.

PIMCO Funds Prospectus

PIMCO Funds

July 29, 2005

Share Class D

This prospectus describes 13 mutual funds offered by PIMCO Funds (the “Trust”). The Funds provide access to the professional investment advisory services offered by Pacific Investment Management Company LLC (“PIMCO”). As of June 30, 2005, PIMCO managed approximately $493 billion in assets. The firm’s institutional heritage is reflected in the PIMCO Funds offered in this prospectus.

The Funds offer Class D shares in this prospectus. This prospectus explains what you should know about the Funds before you invest. Please read it carefully.

The Securities and Exchange Commission has not approved or disapproved these securities, or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Prospectus	1

Summary Information

The table below compares certain investment characteristics of the Funds. Other important characteristics are described in the individual Fund Summaries beginning on page 4. Following the table are certain key concepts which are used throughout the prospectus.

		Main Investments	Duration	Credit Quality(1)	Non-U.S. Dollar Denominated Securities(2)
Short Duration Bond Funds	Short-Term	Money market instruments and short maturity fixed income securities	0–1 year	B to Aaa; max 10% below Baa	0–10%
	Floating Income	Variable and floating-rate securities and their economic equivalents	0–1 year	Caa to Aaa; max 10% below B	0–30%
	Low Duration	Short maturity fixed income securities	1–3 years	B to Aaa; max 10% below Baa	0–30%
Intermediate Duration Bond Funds	Total Return	Intermediate maturity fixed income securities	3–6 years	B to Aaa; max 10% below Baa	0–30%
	Investment Grade Corporate Bond	Corporate fixed income securities	3–7 years	B to Aaa; max 10% below Baa	0–30%
	Diversified Income	Investment grade corporate, high yield and emerging market fixed income securities	3–8 years	Max 10% below B	0–30%
International Bond Funds	Foreign Bond (Unhedged)	Intermediate maturity non-U.S. fixed income securities	3–7 years	B to Aaa; max 10% below Baa	≥ 80%(3)
	Foreign Bond (U.S. Dollar-Hedged)	Intermediate maturity hedged non-U.S. fixed income securities	3–7 years	B to Aaa; max 10% below Baa	≥ 80%(3)
	Developing Local Markets Fund	Currencies or fixed income securities denominated in currencies of non-U.S. countries	0–8 years	Max 15% below B	≥ 80%(3)
	Emerging Markets Bond	Emerging market fixed income securities	0–8 years	Max 15% below B	≥ 80%(3)
High Yield Bond Funds	High Yield	Higher yielding fixed income securities	2–6 years	Caa to Aaa; min 80% below Baa subject to max 5% Caa	0–20%
Mortgage-Backed Bond Funds	GNMA	Short to intermediate maturity mortgage-related fixed income securities issued by the Government National Mortgage Association	1–7 years	Baa to Aaa; max 10% below Aaa	0%
	Total Return Mortgage	Short to intermediate maturity mortgage-related fixed income securities	1–7 years	Baa to Aaa; max 10% below Aaa	0%

(1)	As rated by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Service (“S&P”), or if unrated, determined by PIMCO to be of comparable quality.
(2)	Each Fund may invest beyond these limits in U.S. dollar-denominated securities of non-U.S. issuers.
(3)	The percentage limitation relates to securities of non-U.S. issuers denominated in any currency.

2	PIMCO Funds

Summary Information (continued)

Fixed Income Instruments

Consistent with each Fund’s investment policies, each Fund invests in “Fixed Income Instruments,” which as used in this prospectus includes:

•	securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (“U.S. Government Securities”);
•	corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;
•	mortgage-backed and other asset-backed securities;
•	inflation-indexed bonds issued both by governments and corporations;
•	structured notes, including hybrid or “indexed” securities, event-linked bonds and loan participations;
•	delayed funding loans and revolving credit facilities;
•	bank certificates of deposit, fixed time deposits and bankers’ acceptances;
•	repurchase agreements and reverse repurchase agreements;
•	debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;
•	obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and
•	obligations of international agencies or supranational entities.

Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury.

Each Fund differs from the others primarily in the length of the Fund’s duration or the proportion of its investments in certain types of fixed income securities.

The Funds may invest in derivatives based on Fixed Income Instruments.

Duration

Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. Similarly, a Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration. By way of example, the price of a bond fund with a duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point.

Credit Ratings

In this prospectus, references are made to credit ratings of debt securities, which measure an issuer’s expected ability to pay principal and interest over time. Credit ratings are determined by rating organizations, such as S&P or Moody’s. The following terms are generally used to describe the credit quality of debt securities depending on the security’s credit rating or, if unrated, credit quality as determined by PIMCO:

•	high quality
•	investment grade
•	below investment grade (“high yield securities” or “junk bonds”)

For a further description of credit ratings, see “Appendix A—Description of Securities Ratings.” As noted in Appendix A, Moody’s and S&P may modify their ratings of securities to show relative standing within a rating category, with the addition of numerical modifiers (1, 2 or 3) in the case of Moody’s, and with the addition of a plus (+) or minus (-) sign in the case of S&P. A Fund may purchase a security, regardless of any rating modification, provided the security is rated at or above the Fund’s minimum rating category. For example, a Fund may purchase a security rated B3 by Moody’s, or B- by S&P, provided the Fund may purchase securities rated B.

Fund Descriptions, Performance and Fees

The Funds provide a broad range of investment choices. The following summaries identify each Fund’s investment objective, principal investments and strategies, principal risks, performance information and fees and expenses. A more detailed “Summary of Principal Risks” describing principal risks of investing in the Funds begins after the Fund Summaries. Investors should be aware that the investments made by a Fund and the results achieved by a Fund at any given time are not expected to be the same as those made by other mutual funds for which PIMCO acts as investment adviser, including mutual funds with names, investment objectives and policies similar to the Funds. Please see “Disclosure of Portfolio Holdings” in the Statement of Additional Information for information about the availability of the complete schedule of each Fund’s holdings.

It is possible to lose money on investments in the Funds.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Prospectus	3

PIMCO Developing Local Markets Fund	Ticker Symbols: N/A (D Class)

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management Fund Category International Bond	Fund Focus Currencies or fixed income securities denominated in currencies of non-U.S. countries Average Portfolio Duration 0–8 years	Credit Quality Maximum 15% below B Dividend Frequency Declared daily and distributed monthly

The Fund’s investment objective is maximum total return, consistent with preservation of capital and prudent investment management. The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in currencies of, or in Fixed Income Instruments denominated in the currencies of, developing markets. The Fund defines a “developing market” as any non-U.S. country, excluding those countries that have been classified by the World Bank as high-income OECD economies for the past five consecutive years. The Fund’s investments in currencies or Fixed Income Instruments may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. The Fund may, but is not required to, hedge its exposure to non-U.S. currencies. Assets not invested in currencies or securities denominated in currencies of non-U.S. countries described above may be invested in other types of Fixed Income Instruments.

The Fund may invest in the currencies and Fixed Income Instruments of emerging market countries. PIMCO generally considers an emerging market to be any country that is defined as an emerging or developing economy by the World Bank or its related organizations, or the United Nations or its authorities. PIMCO will select the Fund’s country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, and other specific factors PIMCO believes to be relevant. The Fund likely will concentrate its investments in Asia, Africa, the Middle East, Latin America and the developing countries of Europe. The Fund may invest in securities whose return is based on the return of an emerging securities market, such as a derivative instrument, rather than investing directly in securities of issuers from emerging markets.

The average portfolio duration of this Fund varies based on PIMCO’s forecast for interest rates and, under normal market conditions, is not expected to exceed eight years.

The Fund may invest all of its assets in high yield securities (“junk bonds”) subject to a maximum of 15% of its total assets in securities rated below B by Moody’s or by S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income and capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage Risk • Foreign Investment Risk • Emerging Markets Risk	• Currency Risk • Issuer Non-Diversification Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The Fund does not have a full calendar year of performance. Thus, no bar chart or annual returns table is included for the Fund.

4	PIMCO Funds

PIMCO Developing Local Markets Fund (continued)

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class D shares of the Fund:

Shareholder Fees (fees paid directly from your investment)(1)

Redemption Fee(2)	2.00%

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)	Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses	Expense Reduction(3)	Net Fund Operating Expenses
Class D	0.45%	0.25%	0.66%	1.36%	0.01%	1.35%

(1)	The Fund’s administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total fees paid under the administration agreement may be distribution and/or service (12b-1) fees. The Fund will pay a total of 0.90% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see “Management of the Funds—Investment Adviser and Administrator—Administrative Fees” for details. The Fund intends to treat any fees paid under the plan as “service fees” for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the “NASD”). To the extent that such fees are deemed not to be “service fees,” Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
(2)	“Other Expenses”, which are based on estimated amounts for the initial fiscal year, reflects an administrative fee of 0.65% that is not reflected under Distribution and/or Service (12b-1) Fees, and organizational expenses.
(3)	PIMCO has contractually agreed, for the Fund’s current fiscal year (3/31), to waive its administrative fee, or reimburse the Fund, to the extent that, due to organizational expenses and/or the payment of the Fund’s pro rata share of Trustees’ fees, the total fund operating expenses exceed 1.3549% of the Fund’s average net assets attributable to Class D shares. Under the Expense Limitation Agreement, which renews annually for a full fiscal year unless terminated by PIMCO upon at least 30 days’ notice prior to fiscal year-end, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples.  The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Year 1	Year 3
Class D	$137	$428

Prospectus	5

PIMCO Diversified Income Fund	Ticker Symbols: PDVDX (D Class)

Principal Investments and Strategies	Investment Objective Seeks maximum total return consistent with prudent investment management Fund Category Intermediate Duration Bond	Fund Focus Investment grade corporate, high yield and emerging market fixed income securities Average Portfolio Duration 3–8 years	Credit Quality Maximum 10% below B Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average portfolio duration of this Fund normally varies within a three- to eight-year time frame based on PIMCO’s forecast for interest rates.

The Fund may invest in a diversified pool of corporate fixed income securities of varying maturities. The Fund may invest all of its assets in high yield securities (“junk bonds”) subject to a maximum of 10% of its total assets in securities rated below B by Moody’s or by S&P or, if unrated, determined by PIMCO to be of comparable quality. In addition, the Fund may invest, without limit, in fixed income securities of issuers that economically are tied to emerging securities markets.

The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage Risk • Foreign Investment Risk	• Emerging Markets Risk • Currency Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risk of investing in the Fund by comparing the Fund’s average annual returns with the returns of a broad-based securities market index and an index of similar funds.

The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Class D shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

6	PIMCO Funds

PIMCO Diversified Income Fund (continued)

Calendar Year Total Return — Class D
	More Recent Return Information

	1/1/05–6/30/05	2.79%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (7/1/04–9/30/04)	6.02%

	Lowest (4/1/04–6/30/04)	-3.16%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/04)

	1 Year	Fund Inception (7/31/03)
Class D Return Before Taxes	8.89%	13.17%
Class D Return After Taxes on Distributions(1)	7.01%	11.27%
Class D Return After Taxes on Distributions and Sale of Fund Shares(1)	5.73%	10.10%
Lehman Brothers Global Credit Hedged USD Index(2)	6.40%	7.52%
33%: Lehman Brothers Global Aggregate Credit, ML—Global High Yield BB-B Rated Constrained Index, JPMorgan EMBI Global(3)	9.10%	11.95%
Lipper Multi-Sector Income Funds Average(4)	8.41%	11.79%
(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
(2)	The Lehman Brothers Global Credit Hedged USD Index is an unmanaged index composed of investment grade and high yield credit securities from the Multiverse represented in U.S. Dollars on a hedged basis. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The other benchmark is an equally weighted blend of the following three indices: Lehman Brothers Global Aggregate - Credit Component, Merrill Lynch Global High Yield, BB-B Rated, Constrained Index, JPMorgan EMBI Global. The Fund believes this self-blended index reflects the Fund’s investment strategy more accurately than the Lehman Brothers Global Credit Hedged USD Index. The Lehman Brothers Global Aggregate Index provides a broad-based measure of the global investment-grade fixed income markets. The index does not reflect deduction for fees, expenses or taxes. The Global High Yield BB-B Rated Constrained Index tracks the performance of below investment grade bonds of corporate issuers domiciled in countries having an investment grade foreign currency long term debt rating (based on a composite of Moody’s, S&P, and Fitch). The Index includes bonds denominated in US dollars, Canadian dollars, sterling, euro (or euro legacy currency), but excludes all multi-currency denominated bonds. Bonds must be rated below investment grade but at least B3 based on a composite of Moody’s, S&P, and Fitch. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face value of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. The index is re-balanced on the last calendar day of the month. JPMorgan EMBI Global tracks total returns for United States Dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities. Brady bonds, loans, Eurobonds and local market instruments. This index only tracks the particular region or country. It is not possible to invest directly in this index.
(4)	The Lipper Multi-Sector Income Funds Average is a total return performance average of funds tracked by Lipper, Inc. that seek current income by allocating assets among several different fixed income securities sectors (with no more than 65% in any one sector except for defensive purposes), including U.S. government and foreign governments, with a significant portion of assets in securities rated below investment grade. It does not take into account sales charge or taxes.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class D shares of the Fund:

Shareholder Fees (fees paid directly from your investment)(1)

Redemption Fee(2)	2.00%

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)	Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)(3)	Total Annual Fund Operating Expenses
Class D	0.45%	0.25%	0.45%	1.15%

(1)   The Fund’s administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total fees paid under the administration agreement may be distribution and/or service (12b-1) fees. The Fund will pay a total of 0.75% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see “Management of the Funds—Investment Adviser and Administrator—Administrative Fees” for details. The Fund intends to treat any fees paid under the plan as “service fees” for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the “NASD”). To the extent that such fees are deemed not to be “service fees,” Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.

(2)   “Other Expenses” reflect an administrative fee of 0.45% that is not reflected under Distribution and/or Service (12b-1) Fees, and organizational expenses.

(3)   Effective October 1, 2004, the Fund’s administrative fee was reduced by 0.05%, to 0.45% per annum.

Examples.  The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Year 1	Year 3	Year 5	Year 10
Class D	$117	$365	$632	$1,395

Prospectus	7

PIMCO Emerging Markets Bond Fund	Ticker Symbols: PEMDX (D Class)

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management Fund Category International Bond	Fund Focus Emerging market fixed income securities Average Portfolio Duration 0–8 years	Credit Quality Maximum 15% below B Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments of issuers that economically are tied to countries with emerging securities markets. Such securities may be denominated in non-U.S. currencies and the U.S. dollar. A security is economically tied to an emerging market country if it is principally traded on the country’s securities markets, or the issuer is organized or principally operates in the country, derives a majority of its income from its operations within the country, or has a majority of its assets in the country. The average portfolio duration of the Fund varies based on PIMCO’s forecast for interest rates and, under normal market conditions, is not expected to exceed eight years.

PIMCO has broad discretion to identify and invest in countries that it considers to qualify as emerging securities markets. However, PIMCO generally considers an emerging securities market to be one located in any country that is defined as an emerging or developing economy by the World Bank or its related organizations, or the United Nations or its authorities. The Fund emphasizes countries with relatively low gross national product per capita and with the potential for rapid economic growth. PIMCO will select the Fund’s country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, and any other specific factors PIMCO believes to be relevant. The Fund likely will concentrate its investments in Asia, Africa, the Middle East, Latin America and the developing countries of Europe. The Fund may invest in securities whose return is based on the return of an emerging securities market, such as a derivative instrument rather than investing directly in securities of issuers from emerging markets.

The Fund may invest all of its assets in high yield securities (“junk bonds”) subject to a maximum of 15% of its total assets in securities rated below B by Moody’s or by S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Foreign Investment Risk • Emerging Markets Risk	• Currency Risk • Issuer Non-Diversification Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.

The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Class D shares. For periods prior to the inception date of Class D shares (3/31/00), performance information shown in the bar chart and table is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the actual 12b-1/service fees and other expenses paid by Class D shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

8	PIMCO Funds

PIMCO Emerging Markets Bond Fund (continued)

Calendar Year Total Returns — Class D
	More Recent Return Information

	1/1/05–6/30/05	5.23%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (10/1/02–12/31/02)	16.91%

	Lowest (7/1/98–9/30/98)	-21.14%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/04)

	1 Year	5 Years	Fund Inception (7/31/97)
Class D Return Before Taxes	11.79%	19.33%	13.75%
Class D Return After Taxes on Distributions(1)	8.85%	14.08%	8.86%
Class D Return After Taxes on Distributions and Sale of Fund Shares(1)	7.64%	13.38%	8.61%
JPMorgan Emerging Markets Bond Index Global(2)	11.73%	12.99%	9.61%
Lipper Emerging Markets Debt Fund Average(3)	12.36%	15.02%	8.95%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
(2)	The JPMorgan Emerging Markets Bond Index Global is an unmanaged index which tracks the total return of U.S.-dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady Bonds, loans, Eurobonds, and local market instruments. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper Emerging Market Debt Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that seeks either current income or total return by investing at least 65% of total assets in emerging market debt securities, where “emerging market” is defined by a country’s GNP per capita or other economic measures. It does not take into account sales charges or taxes.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class D shares of the Fund:

Shareholder Fees (fees paid directly from your investment)(1)

Redemption Fee(2)	2.00%

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)	Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses
Class D	0.45%	0.25%	0.55%	1.25%

(1)	The Fund’s administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total fees paid under the administration agreement may be distribution and/or service (12b-1) fees. The Fund will pay a total of 0.80% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see “Management of the Funds—Investment Adviser and Administrator—Administrative Fees” for details. The Fund intends to treat any fees paid under the plan as “service fees” for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the “NASD”). To the extent that such fees are deemed not to be “service fees,” Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
(2)	“Other Expenses” reflect an administrative fee of 0.55% that is not reflected under Distribution and/or Service (12b-1) Fees.

Examples.  The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Year 1	Year 3	Year 5	Year 10
Class D	$127	$396	$686	$1,511

Prospectus	9

PIMCO Floating Income Fund	Ticker Symbols: PFIDX (D Class)

Principal Investments and Strategies	Investment Objective Maximum current yield consistent with prudent investment management	Fund Focus Variable and floating-rate securities and their economic equivalents Average Portfolio Duration 0–1 year	Credit Quality Caa to Aaa; maximum 10% below B Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of variable and floating-rate securities, securities with durations of less than or equal to one year, and fixed-rate securities with respect to which the Fund has entered into derivative instruments to effectively convert the fixed-rate interest payments into floating-rate interest payments. The Fund may invest in each of the categories of securities listed under “Fixed Income Instruments” on page 3 of this prospectus. Variable and floating-rate securities generally pay interest at rates that adjust whenever a specified interest rate changes and/or reset on predetermined dates (such as the last day of a month or calendar quarter).

The Fund may invest all of its assets in high yield securities rated below investment grade but rated at least Caa by Moody’s or CCC by S&P, or, if unrated, determined by PIMCO to be of comparable quality, subject to a maximum of 10% of its total assets in securities rated below B by Moody’s or by S&P, or, if unrated, determined by PIMCO to be of comparable quality. In addition, the Fund may invest, without limit, in securities of issuers that are economically tied to emerging market countries.

The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S.-dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy-backs or dollar rolls).

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Variable Dividend Risk • Liquidity Risk • Derivatives Risk • Mortgage Risk • Foreign Investment Risk	• Emerging Markets Risk • Currency Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The Fund does not have a full calendar year of performance. Thus, no bar chart or annual returns table is included for the Fund.

10	PIMCO Funds

PIMCO Floating Income Fund (continued)

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class D shares of the Fund:

Shareholder Fees (fees paid directly from your investment)(1)

Redemption Fee(2)	2.00%

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)	Shares held less than 7 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses
Class D	0.29%	0.25%	0.41%	0.95%

(1)	The Fund’s administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940, as amended (“1940 Act”). Up to 0.25% per year of the total fees paid under the administration agreement may be distribution and/or service (12b-1) fees. The Fund will pay a total of 0.65% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see “Management of the Fund—Investment Adviser and Administrator—Administrative Fees” for details. The Fund intends to treat any fees paid under the plan as “service fees” for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the “NASD”). To the extent that such fees are deemed not to be “service fees,” Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
(2)	“Other Expenses” reflect an administrative fee of 0.40% that is not reflected under Distribution and/or Service (12b-1) Fees and organizational expenses.

Examples.  The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Class D	$97	$302	$524	$1,163

Prospectus	11

PIMCO Foreign Bond Fund (Unhedged)	Ticker Symbols: PFBDX (D Class)

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management	Fund Focus Intermediate maturity non-U.S. fixed income securities Average Portfolio Duration 3–7 years	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments of issuers located outside the United States, representing at least three foreign countries, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities. Such securities normally are denominated in major foreign currencies.

PIMCO selects the Fund’s foreign country and currency compositions based on an evaluation of various factors, including, but not limited to relative interest rates, exchange rates, monetary and fiscal policies, trade and current account balances. The average portfolio duration of this Fund normally varies within a three- to seven-year time frame. The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund. To the extent the Fund invests a significant portion of its assets in a concentrated geographic area, the Fund will generally have more exposure to regional economic risks associated with foreign investments.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage Risk • Foreign Investment Risk	• Currency Risk • Issuer Non-Diversification Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The Fund does not have a full calendar year of performance. Thus, no bar chart or annual returns table is included for the Fund.

12	PIMCO Funds

PIMCO Foreign Bond Fund (Unhedged) (continued)

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class D shares of the Fund:

Shareholder Fees (fees paid directly from your investment)(1)

Redemption Fee(2)	2.00%

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)	Shares held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses
Class D	0.25%	0.25%	0.45%	0.95%

(1)	The Fund’s administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940, as amended (“1940 Act”). Up to 0.25% per year of the total fees paid under the administration agreement may be distribution and/or service (12b-1) fees. The Fund will pay a total of 0.70% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see “Management of the Fund—Investment Adviser and Administrator—Administrative Fees” for details. The Fund intends to treat any fees paid under the plan as “service fees” for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the “NASD”). To the extent that such fees are deemed not to be “service fees,” Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
(2)	“Other Expenses” reflect an administrative fee of 0.45% that is not reflected under Distribution and/or Service (12b-1) Fees.

Examples.  The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Class D	$97	$303	$525	$1,166

Prospectus	13

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	Ticker Symbols: PFODX (D Class)

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management Fund Category International Bond	Fund Focus Intermediate maturity hedged non-U.S. fixed income securities Average Portfolio Duration 3–7 years	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments of issuers located outside the United States, representing at least three foreign countries, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities. Such securities normally are denominated in major foreign currencies. The Fund will normally hedge at least 80% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

PIMCO selects the Fund’s foreign country and currency compositions based on an evaluation of various factors, including, but not limited to relative interest rates, exchange rates, monetary and fiscal policies, trade and current account balances. The average portfolio duration of this Fund normally varies within a three- to seven-year time frame. The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund. To the extent the Fund invests a significant portion of its assets in a concentrated geographical area, the Fund will generally have more exposure to regional economic risks associated with foreign investments.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage Risk • Foreign Investment Risk	• Currency Risk • Issuer Non-Diversification Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.

The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Class D shares. For periods prior to the inception date of Class D shares (4/8/98), performance information shown in the bar chart and table is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the actual 12b-1/service fees and other expenses paid by Class D shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

14	PIMCO Funds

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (continued)

Calendar Year Total Returns — Class D
	More Recent Return Information

	1/1/05–6/30/05	4.08%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (10/1/95–12/31/95)	7.12%

	Lowest (4/1/99–6/30/99)	-1.61%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/04)

	1 Year	5 Years	10 Years
Class D Return Before Taxes	6.17%	6.85%	9.18%
Class D Return After Taxes on Distributions(1)	4.43%	4.70%	6.03%
Class D Return After Taxes on Distributions and Sale of Fund Shares(1)	4.16%	4.57%	5.93%
JPMorgan Government Bond Indices Global ex-US Index Hedged in USD(2)	5.21%	5.96%	8.52%
Lipper International Income Fund Average(3)	10.60%	8.77%	7.56%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
(2)	The JPMorgan Government Bond Indices Global ex-US Index Hedged in USD in an unmanaged index representative of the total return performance in U.S. dollars of major non-U.S. bond markets. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper International Income Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, excluding the United States, except in periods of market weakness. It does not take into account sales charges or taxes.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class D shares of the Fund:

Shareholder Fees (fees paid directly from your investment)(1)

Redemption Fee(2) 2.00%

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)	Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses
Class D	0.25%	0.25%	0.45%	0.95%

(1)	The Fund’s administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total fees paid under the administration agreement may be distribution and/or service (12b-1) fees. The Fund will pay a total of 0.70% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see “Management of the Funds—Investment Adviser and Administrator—Administrative Fees” for details. The Fund intends to treat any fees paid under the plan as “service fees” for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the “NASD”). To the extent that such fees are deemed not to be “service fees,” Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
(2)	“Other Expenses” reflect an administrative fee of 0.45% that is not reflected under Distribution and/or Service (12b-1) Fees.

Examples.  The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Year 1	Year 3	Year 5	Year 10
Class D	$97	$302	$525	$1,165

Prospectus	15

PIMCO GNMA Fund	Ticker Symbols: PGNDX (D Class)

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management Fund Category Mortgage-Backed Bond	Fund Focus Short to intermediate maturity mortgage-related fixed income securities Average Portfolio Duration 1–7 years	Credit Quality B to Aaa; maximum 10% below Aaa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of securities of varying maturities issued by the Government National Mortgage Association (“GNMA”). The Fund is neither sponsored by nor affiliated with GNMA. The average portfolio duration of this Fund normally varies within a one- to seven-year time frame based on PIMCO’s forecast for interest rates. The Fund invests primarily in securities that are in the highest rating category, but may invest up to 10% of its total assets in investment grade securities rated below Aaa by Moody’s or AAA by S&P, subject to a minimum rating of Baa by Moody’s or BBB by S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may not invest in securities denominated in foreign currencies, but may invest without limit in U.S. dollar-denominated securities of foreign issuers.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

GNMA, a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration, or guaranteed by the Department of Veterans Affairs.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage Risk	• Foreign Investment Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.

The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Class D shares. For periods prior to the inception date of Class D shares (5/31/01), performance information shown in the bar chart and table is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the actual 12b-1/service fees and other expenses paid by Class D shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

16	PIMCO Funds

PIMCO GNMA Fund (continued)

Calendar Year Total Return — Class D
	More Recent Return Information

	1/1/05–6/30/05	1.86%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (7/1/01–9/30/01)	4.55%

	Lowest (4/1/04–6/30/04)	-0.71%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/04)

	1 Year	5 Years	Fund Inception (7/31/97)
Class D Return Before Taxes	3.71%	7.54%	6.74%
Class D Return After Taxes on Distributions(1)	2.66%	5.66%	4.64%
Class D Return After Taxes on Distributions and Sale of Fund Shares(1)	2.41%	5.31%	4.46%
Lehman Brothers GNMA Index(2)	4.35%	7.01%	6.37%
Lipper GNMA Fund Average(3)	3.20%	6.24%	5.52%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
(2)	The Lehman Brothers GNMA Index is an unmanaged index of mortgage-backed pass-through securities of the Government National Mortgage Association (GNMA). It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper GNMA Fund Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in Government National Mortgage Association securities. It does not take into account sales charges or taxes.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class D shares of the Fund:

Shareholder Fees (fees paid directly from your investment)(1)

Redemption Fee(2)            2.00%

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)	Shares that are held less than 7 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(1)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses
Class D	0.25%	0.25%	0.40%	0.90%

(1)	The Fund’s administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total fees paid under the administration agreement may be distribution and/or service (12b-1) fees. The Fund will pay a total of 0.65% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see “Management of the Funds—Investment Adviser and Administrator—Administrative Fees” for details. The Fund intends to treat any fees paid under the plan as “service fees” for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the “NASD”). To the extent that such fees are deemed not to be “service fees,” Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
(2)	“Other Expenses” reflect an administrative fee of 0.40% that is not reflected under Distribution and/or Service (12b-1) Fees.

Examples.  The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Class D	$92	$287	$498	$1,107

Prospectus	17

PIMCO High Yield Fund	Ticker Symbols: PHYDX (D Class)

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management Fund Category High Yield Bond	Fund Focus Higher yielding fixed income securities Average Portfolio Duration 2–6 years	Credit Quality Caa to Aaa; minimum 80% below Baa subject to maximum 5% Caa. Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities (“junk bonds”) rated at least Caa by Moody’s or CCC by S&P, or, if unrated, determined by PIMCO to be of comparable quality, subject to a maximum of 5% of its assets in securities rated Caa by Moody’s or CCC by S&P, or, if unrated, determined by PIMCO to be of comparable quality. The remainder of the Fund’s assets may be invested in investment grade Fixed Income Instruments. The average portfolio duration of this Fund normally varies within a two- to six-year time frame based on PIMCO’s forecast for interest rates. The Fund may invest up to 20% of its total assets in securities denominated in foreign currencies and may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Fund normally will hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk	• Issuer Risk • Liquidity Risk • Derivatives Risk • Mortgage Risk	• Foreign Investment Risk • Currency Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.

The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Class D shares. For periods prior to the inception date of Class D shares (4/8/98), performance information shown in the bar chart and table is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the actual 12b-1/service fees and other expenses paid by Class D shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

18	PIMCO Funds

PIMCO High Yield Fund (continued)

Calendar Year Total Returns — Class D
	More Recent Return Information

	1/1/05–6/30/05	2.00%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (10/1/02–12/31/02)	8.74%

	Lowest (4/1/02–6/30/02)	-5.01%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/04)

	1 Year	5 Years	10 Years
Class D Return Before Taxes	9.01%	6.58%	8.48%
Class D Return After Taxes on Distributions(1)	6.54%	3.53%	5.07%
Class D Return After Taxes on Distributions and Sale of Fund Shares(1)	5.78%	3.67%	5.11%
Merrill Lynch US High Yield, BB-B Rated, Constrained Index(2)	9.93%	6.71%	8.27%
Merrill Lynch U.S. High Yield BB-B Rated Index(3)	9.93%	6.21%	8.02%
Lipper High Current Yield Fund Average(4)	9.89%	5.03%	6.55%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
(2)	The Fund has changed its primary benchmark from the Merrill Lynch US BB-B Rated Index (the “Unconstrained Index”) to the Merrill Lynch US BB-B Rated Constrained Index (the “Constrained Index”). This change was made because, as a result of downgrades of large issuers from the investment grade universe into high yield in May 2005, the Unconstrained Index was no longer an appropriate benchmark due to a lack of issuer and industry diversification within the Unconstrained Index. Merrill Lynch US High Yield, BB-B Rated, Constrained Index tracks the performance of BB-B Rated US Dollar-denominated corporate bonds publicly issued in the US domestic market. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Performance of the Constrained Index is calculated using values reflecting the Constrained Index from December 31, 1996 (the date of inception of the Constrained Index). For periods prior to the inception date of the Constrained Index, values reflecting the Unconstrained Index are used, since the Unconstrained Index is the most similar index to the Constrained Index.
(3)	The Merrill Lynch U.S. High Yield BB-B Rated Index is an unmanaged index of bonds rated BB and B by Moody’s or S&P. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes. Prior to 12/31/1996, data represents that of ML High Yield Cash Pay, BB-B rated index.
(4)	The Lipper High Current Yield Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that aim at high (relative) current yield from fixed income securities, have no quality or maturity restrictions, and tend to invest in lower grade debt issues. It does not take into account sales charges or taxes.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class D shares of the Fund:

Shareholder Fees (fees paid directly from your investment)(1)

Redemption Fee(2) 2.00%

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)	Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses
Class D	0.25%	0.25%	0.40%	0.90%

(1)	The Fund’s administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total fees paid under the administration agreement may be distribution and/or service (12b-1) fees. The Fund will pay a total of 0.65% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see “Management of the Funds—Investment Adviser and Administrator—Administrative Fees” for details. The Fund intends to treat any fees paid under the plan as “service fees” for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the “NASD”). To the extent that such fees are deemed not to be “service fees,” Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
(2)	“Other Expenses” reflect an administrative fee of 0.40% that is not reflected under Distribution and/or Service (12b-1) Fees.

Examples.  The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Year 1	Year 3	Year 5	Year 10
Class D	$92	$287	$499	$1,109

Prospectus	19

PIMCO Investment Grade Corporate Bond Fund	Ticker Symbols: PBDDX (D Class)

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management	Fund Focus Corporate fixed income securities Average Portfolio Duration 3–7 years	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of investment grade corporate fixed income securities of varying maturities. Assets not invested in investment grade corporate fixed income securities may be invested in other types of Fixed Income Instruments. The average portfolio duration of this Fund normally varies within a three- to seven-year time frame based on PIMCO’s forecast for interest rates.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk	• Issuer Risk • Liquidity Risk • Derivatives Risk • Mortgage Risk	• Foreign Investment Risk • Currency Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The following shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. This is because the Fund has not offered Class D shares for a full calendar year. Although Class D and Institutional Class shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Class D performance would be lower than the Institutional Class performance because of the higher expenses paid by Class D shares, including the distribution and/or service (12b-1) fees paid by the Class D shares. The Fund’s past performance, before and after taxes, is not necessarily and indication of how the Fund will perform in the future.

20	PIMCO Funds

PIMCO Investment Grade Corporate Bond Fund (continued)

Calendar Year Total Returns — Institutional Class
	More Recent Return Information

	1/1/05–6/30/05	2.43%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (4/1/03–6/30/03)	5.86%

	Lowest (4/1/04–6/30/04)	-3.48%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/04)

	1 Year	Fund Inception (4/28/00)(4)
Institutional Class Return Before Taxes	6.02%	10.32%
Institutional Class Return After Taxes on Distributions(1)	4.01%	6.93%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	4.04%	6.77%
Lehman Brothers Credit Investment Grade Index(2)	5.24%	9.14%
Lipper Intermediate Investment Grade Debt Fund Average(3)	3.87%	7.09%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only.
(2)	The Lehman Brothers Credit Investment Grade Index is an unmanaged index comprised of publicly issued U.S. corporate and specified non-U.S. debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. To qualify, bonds must be SEC-registered. It is not possible to invest directly in such an unmanaged index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper Intermediate Investment Grade Debt Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to ten years. It does not take into account sales charges or taxes.
(4)	Institutional Class shares of the Fund began operations on 4/28/00. Index comparisons began on 4/30/00.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class D shares of the Fund:

Shareholder fees (fees paid directly from your investment)(1)

Redemption Fee(2)	2.00%

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)	Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses
Class D	0.25%	0.25%	0.40%	0.90%

(1)	The Fund’s administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total fees paid under the administration agreement may be distribution and/or service (12b-1) fees. The Fund will pay a total of 0.65% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see “Management of the Fund—Investment Adviser and Administrator—Administrative Fees” for details. The Fund intends to treat any fees paid under the plan as “service fees” for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the “NASD”). To the extent that such fees are deemed not to be “service fees,” Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
(2)	“Other Expenses” reflect an administrative fee of 0.40%.

Examples.  The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Year 1	Year 3	Year 5	Year 10
Class D	$92	$286	$497	$1,105

Prospectus	21

PIMCO Low Duration Fund	Ticker Symbols: PLDDX (D Class)

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management Fund Category Short Duration Bond	Fund Focus Short maturity fixed income securities Average Portfolio Duration 1–3 years	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average portfolio duration of this Fund normally varies within a one- to three-year time frame based on PIMCO’s forecast for interest rates.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk	• Issuer Risk • Liquidity Risk • Derivatives Risk • Mortgage Risk	• Foreign Investment Risk • Currency Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.

The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Class D shares. For periods prior to the inception date of Class D shares (4/8/98), performance information shown in the bar chart and table is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the actual 12b-1/service fees and other expenses paid by Class D shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

22	PIMCO Funds

PIMCO Low Duration Fund (continued)

Calendar Year Total Returns — Class D
	More Recent Return Information

	1/1/05–6/30/05	0.72%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (4/1/95–6/30/95)	3.55%

	Lowest (4/1/04–6/30/04)	-0.73%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/04)

	1 Year	5 Years	10 Years
Class D Return Before Taxes	2.06%	5.38%	6.14%
Class D Return After Taxes on Distributions(1)	1.25%	3.60%	3.94%
Class D Return After Taxes on Distributions and Sale of Fund Shares(1)	1.39%	3.50%	3.87%
Merrill Lynch 1-3 Year Treasury Index(2)	0.91%	4.93%	5.71%
Lipper Short Investment Grade Debt Fund Average(3)	1.35%	4.57%	5.34%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
(2)	The Merrill Lynch 1-3 Year Treasury Index is an unmanaged index that tracks the performance of the direct Sovereign debt of the US Government having a maturity of at least 1 year and less than 3 years. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper Short Investment Grade Debt Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of less than three years. It does not take into account sales charges or taxes.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class D shares of the Fund:

Shareholder Fees (fees paid directly from your investment)(1)

Redemption Fee(2) 2.00%

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)	Shares that are held less than 7 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses
Class D	0.25%	0.25%	0.25%	0.75%

(1)	The Fund’s administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total fees paid under the administration agreement may be distribution and/or service (12b-1) fees. The Fund will pay a total of 0.50% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see “Management of the Funds—Investment Adviser and Administrator—Administrative Fees” for details. The Fund intends to treat any fees paid under the plan as “service fees” for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the “NASD”). To the extent that such fees are deemed not to be “service fees,” Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
(2)	“Other Expenses” reflect an administrative fee of 0.25% that is not reflected under Distribution and/or Service (12b-1) Fees.

Examples.  The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Year 1	Year 3	Year 5	Year 10
Class D	$77	$239	$417	$930

Prospectus	23

PIMCO Short-Term Fund	Ticker Symbols: PSHDX (D Class)

Principal Investments and Strategies	Investment Objective Seeks maximum current income, consistent with preservation of capital and daily liquidity Fund Category Short Duration Bond	Fund Focus Money market instruments and short maturity fixed income securities Average Portfolio Duration 0–1 year	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average portfolio duration of this Fund will vary based on PIMCO’s forecast for interest rates and will normally not exceed one year. For point of reference, the dollar-weighted average portfolio maturity of this Fund is normally not expected to exceed three years.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 10% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk	• Issuer Risk • Derivatives Risk • Mortgage Risk • Foreign Investment Risk	• Currency Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.

The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Class D shares. For periods prior to the inception date of Class D shares (4/8/98), performance information shown in the bar chart and table is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the actual 12b-1/service fees and other expenses paid by Class D shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

24	PIMCO Funds

PIMCO Short-Term Fund (continued)

Calendar Year Total Returns — Class D
	More Recent Return Information

	1/1/05–6/30/05	1.01%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (10/1/95–12/31/95)	2.52%

	Lowest (4/1/04–6/30/04)	-0.04%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/04)

	1 Year	5 Years	10 Years
Class D Return Before Taxes	1.48%	3.70%	5.05%
Class D Return After Taxes on Distributions(1)	0.97%	2.35%	3.16%
Class D Return After Taxes on Distributions and Sale of Fund Shares(1)	1.00%	2.33%	3.13%
Citigroup 3-Month Treasury Bill(2)	1.24%	2.79%	4.00%
Lipper Ultra-Short Obligations Fund Average(3)	1.24%	3.55%	4.67%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
(2)	The Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper Ultra-Short Obligations Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 65% of their assets in investment-grade debt issues or better, and maintain a portfolio dollar-weighted average maturity between 91 and 365 days. It does not take into account sales charges or taxes.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class D shares of the Fund:

Shareholder Fees (fees paid directly from your investment)(1)

Redemption Fee(2) 2.00%

(1)	Amounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)	Shares that are held less than 7 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses
Class D	0.25%	0.25%	0.25%	0.75%

(1)	The Fund’s administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total fees paid under the administration agreement may be distribution and/or service (12b-1) fees. The Fund will pay a total of 0.50% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see “Management of the Funds—Investment Adviser and Administrator—Administrative Fees” for details. The Fund intends to treat any fees paid under the plan as “service fees” for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the “NASD”). To the extent that such fees are deemed not to be “service fees,” Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
(2)	“Other Expenses” reflect an administrative fee of 0.25% that is not reflected under Distribution and/or Service (12b-1) Fees.

Examples.  The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Year 1	Year 3	Year 5	Year 10
Class D	$77	$240	$417	$931

Prospectus	25

PIMCO Total Return Fund	Ticker Symbols: PTTDX (D Class)

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management Fund Category Intermediate Duration Bond	Fund Focus Intermediate maturity fixed income securities Average Portfolio Duration 3–6 years	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average portfolio duration of this Fund normally varies within a three- to six-year time frame based on PIMCO’s forecast for interest rates.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may not invest in equity securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk	• Issuer Risk • Liquidity Risk • Derivatives Risk • Mortgage Risk	• Foreign Investment Risk • Currency Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.

The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Class D shares. For periods prior to the inception date of Class D shares (4/8/98), performance information shown in the bar chart and table is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the actual 12b-1/service fees and other expenses paid by Class D shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

26	PIMCO Funds

PIMCO Total Return Fund (continued)

Calendar Year Total Returns — Class D
	More Recent Return Information

	1/1/05–6/30/05	2.73%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (7/1/01–9/30/01)	6.41%

	Lowest (1/1/96–3/31/96)	-2.47%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/04)

	1 Year	5 Years	10 Years
Class D Return Before Taxes	4.81%	8.12%	8.20%
Class D Return After Taxes on Distributions(1)	3.32%	5.73%	5.50%
Class D Return After Taxes on Distributions and Sale of Fund Shares(1)	3.45%	5.54%	5.39%
Lehman Brothers Aggregate Bond Index(2)	4.34%	7.71%	7.72%
Lipper Intermediate Investment Grade Debt Fund Average(3)	3.87%	6.87%	6.89%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
(2)	The Lehman Brothers Aggregate Bond Index is an unmanaged index of investment grade, U.S. dollar-denominated fixed income securities of domestic issuers having a maturity greater than one year. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper Intermediate Investment Grade Debt Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to ten years. It does not take into account sales charges or taxes.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class D shares of the Fund:

Shareholder Fees (fees paid directly from your investment)(1)

Redemption Fee(2) 2.00%

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)	Shares that are held less than 7 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses
Class D	0.25%	0.25%	0.25%	0.75%

(1)	The Fund’s administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total fees paid under the administration agreement may be distribution and/or service (12b-1) fees. The Fund will pay a total of 0.50% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see “Management of the Funds—Investment Adviser and Administrator—Administrative Fees” for details. The Fund intends to treat any fees paid under the plan as “service fees” for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the “NASD”). To the extent that such fees are deemed not to be “service fees,” Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
(2)	“Other Expenses” reflect an administrative fee of 0.25% that is not reflected under Distribution and/or Service (12b-1) Fees.

Examples.  The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Year 1	Year 3	Year 5	Year 10
Class D	$76	$239	$416	$929

Prospectus	27

PIMCO Total Return Mortgage Fund	Ticker Symbols: PTMDX (D Class)

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management Fund Category Mortgage-Backed Bond	Fund Focus Short and intermediate maturity fixed income securities Average Portfolio Duration 1–7 years	Credit Quality Baa to Aaa; maximum 10% below Aaa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of mortgage-related Fixed Income Instruments of varying maturities (such as mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities and mortgage dollar rolls). The average portfolio duration of this Fund normally varies within a one- to seven-year time frame based on PIMCO’s forecast for interest rates. The Fund invests primarily in securities that are in the highest rating category, but may invest up to 10% of its total assets in investment grade securities rated below Aaa by Moody’s or AAA by S&P, subject to a minimum rating of Baa by Moody’s or BBB by S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may not invest in securities denominated in foreign currencies, but may invest without limit in U.S. dollar-denominated securities of foreign issuers.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage Risk • Foreign Investment Risk	• Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.

The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Class D shares. For periods prior to the inception date of Class D shares (4/8/98), performance information shown in the bar chart and table is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the actual 12b-1/service fees and other expenses paid by Class D shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

28	PIMCO Funds

PIMCO Total Return Mortgage Fund (continued)

Calendar Year Total Returns — Class D
	More Recent Return Information

	1/1/05–6/30/05	2.03%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (7/1/01–9/30/01)	4.56%

	Lowest (4/1/04–6/30/04)	-1.02%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/04)

	1 Year	5 Years	Fund Inception (7/31/97)
Class D Return Before Taxes	4.53%	7.70%	7.01%
Class D Return After Taxes on Distributions(1)	2.84%	5.36%	4.65%
Class D Return After Taxes on Distributions and Sale of Fund Shares(1)	2.94%	5.15%	4.53%
Lehman Brothers Mortgage Index(2)	4.70%	7.14%	6.46%
Lipper U.S. Mortgage Fund Average(3)	3.68%	6.33%	5.56%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
(2)	The Lehman Brothers Mortgage Index is an unmanaged index market representing fixed rate mortgages issued by GNMA, FNMA and FHLMC. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses, or taxes.
(3)	The Lipper U.S. Mortgage Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 65% of their assets in mortgages/securities issued or guaranteed as to principal and interest by the U.S. government and certain federal agencies. It does not take into account sales charges or taxes.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class D shares of the Fund:

Shareholder Fees (fees paid directly from your investment(1)

Redemption Fee(2) 2.00%

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)	Shares that are held less than 7 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses
Class D	0.25%	0.25%	0.40%	0.90%

(1)	The Fund’s administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total fees paid under the administration agreement may be distribution and/or service (12b-1) fees. The Fund will pay a total of 0.65% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see “Management of the Funds—Investment Adviser and Administrator—Administrative Fees” for details. The Fund intends to treat any fees paid under the plan as “service fees” for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the “NASD”). To the extent that such fees are deemed not to be “service fees,” Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
(2)	“Other Expenses” reflect an administrative fee of 0.40% that is not reflected under Distribution and/or Service (12b-1) Fees.

Examples.  The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Year 1	Year 3	Year 5	Year 10
Class D	$92	$287	$498	$1,107

Prospectus	29

Summary of Principal Risks

The value of your investment in a Fund changes with the values of that Fund’s investments. Many factors can affect those values. The factors that are most likely to have a material effect on a particular Fund’s portfolio as a whole are called “principal risks.” The principal risks of each Fund are identified in the Fund Summaries and are described in this section. Each Fund may be subject to additional risks other than those described below because the types of investments made by a Fund can change over time. Securities and investment techniques mentioned in this summary that appear in bold type are described in greater detail under “Characteristics and Risks of Securities and Investment Techniques.” That section and “Investment Objectives and Policies” in the Statement of Additional Information also include more information about the Funds, their investments and the related risks. There is no guarantee that a Fund will be able to achieve its investment objective. It is possible to lose money by investing in a Fund.

Interest Rate Risk

As nominal interest rates rise, the value of fixed income securities held by a Fund is likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Inflation-indexed securities, including Treasury Inflation-Protected Securities (“TIPS”), decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.

Credit Risk

A Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. Municipal bonds are subject to the risk that litigation, legislation or other political events, local business or economic condition, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest.

High Yield Risk

Funds that invest in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) may be subject to greater levels of interest rate, credit and liquidity risk than Funds that do not invest in such securities. High yield securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for high yield securities and reduce a Fund’s ability to sell its high yield securities (liquidity risk). If the issuer of a security is in default with respect to interest payments or principal payments, a Fund may lose its entire investment.

Market Risk

The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Equity securities generally have greater price volatility than fixed income securities.

Issuer Risk

The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Variable Dividend Risk

Because a significant portion of securities held by a Fund may have variable interest rates, the amounts of a Fund’s monthly distributions to shareholders are expected to vary with fluctuations in market interest rates. Generally, when market interest rates fall, the amount of the distributions to shareholders will likewise decrease.

Liquidity Risk

Liquidity risk exists when particular investments are difficult to purchase or sell. A Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Funds with principal investment strategies that involve foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Derivatives Risk

Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The various derivative instruments that the Funds may use are referenced under

30	PIMCO Funds

“Characteristics and Risks of Securities and Investment Techniques—Derivatives” in this prospectus and described in more detail under “Investment Objectives and Policies” in the Statement of Additional Information. The Funds typically use derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Funds may also use derivatives for leverage, in which case their use would involve leveraging risk. A Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, interest rate risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. A Fund investing in a derivative instrument could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Mortgage Risk

A Fund that purchases mortgage-related securities is subject to certain additional risks. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. This is known as contraction risk.

Foreign (Non-U.S.) Investment Risk

A Fund that invests in foreign securities may experience more rapid and extreme changes in value than a Fund that invests exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect a Fund’s investments in a foreign country. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in foreign securities. Adverse conditions in a certain region can adversely affect securities of other countries whose economies appear to be unrelated. To the extent that a Fund invests a significant portion of its assets in a concentrated geographic area like Eastern Europe or Asia, the Fund will generally have more exposure to regional economic risks associated with foreign investments.

Emerging Markets Risk

Foreign investment risk may be particularly high to the extent that a Fund invests in emerging market securities of issuers based in countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

Currency Risk

Funds that invest directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the returns of the Fund.

Issuer Non-Diversification Risk

Focusing investments in a small number of issuers, industries or foreign currencies increases risk. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than Funds that are “diversified.” Funds that invest in a relatively small number of issuers are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Some of those issuers also may present substantial credit or other risks. Similarly, a Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects or from issuers in the same state.

Leveraging Risk

Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolios securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging risk,

Prospectus	31

PIMCO will segregate or “earmark” liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund’s portfolio securities.

Management Risk

Each Fund is subject to management risk because it is an actively managed investment portfolio. PIMCO and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.

Management of the Funds

Investment Adviser and Administrator

PIMCO serves as the investment adviser and the administrator (serving in its capacity as administrator, the “Administrator”) for the Funds. Subject to the supervision of the Board of Trustees, PIMCO is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters.

PIMCO is located at 840 Newport Center Drive, Newport Beach, California 92660. Organized in 1971, PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. As of June 30, 2005, PIMCO had approximately $493 billion in assets under management.

Advisory Fees

Each Fund pays PIMCO fees in return for providing investment advisory services. For the fiscal year ended March 31, 2005, the Funds paid monthly advisory fees to PIMCO at the following annual rates (stated as a percentage of the average daily net assets of each Fund taken separately):

Fund	Advisory Fees
Diversified Income and Emerging Markets Bond Funds	0.45%
All other Funds	0.25%

The Floating Income Fund, the Foreign Bond Fund (Unhedged), the Developing Local Markets Fund and Class D of the Investment Grade Corporate Bond Fund, were not operational during the fiscal year ended March 31, 2005. The investment advisory fees for the Floating Income Fund, the Foreign Bond Fund (Unhedged), the Developing Local Markets Fund and the Investment Grade Corporate Bond Fund are at annual rates of 0.30%, 0.25%, 0.45% and 0.25%, respectively, based upon the average daily net assets of the Funds.

Administrative Fees

Each Fund pays for the administrative services it requires under what is essentially an all-in fee structure. Class D shareholders of each Fund pay an administrative fee to PIMCO, computed as a percentage of the Fund’s assets attributable in the aggregate to that class of shares. PIMCO, in turn, provides or procures administrative services for Class D shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal transfer agency and printing costs. PIMCO may pay financial service firms a portion of the Class D administrative fees in return for the firm’s services (normally not to exceed an annual rate of 0.35% of a Fund’s average daily net assets attributable to Class D shares purchased through such firms). The Funds do bear other expenses which are not covered under the administrative fee which may vary and affect the total level of expenses paid by the Class D shareholders, such as brokerage fees, commissions and other transaction expenses, costs of borrowing money, including interest expenses, extraordinary expenses (such as litigation and indemnification expenses) and fees and expenses of the Trust’s Independent Trustees and their counsel (if any). PIMCO generally earns a profit on the administrative fee paid by the Funds. Also, under the terms of the administration agreement, PIMCO, and not Fund shareholders, would benefit from any price decreases in third-party services, including decreases resulting from an increase in net assets.

32	PIMCO Funds

For the fiscal year ended March 31, 2005, the Funds paid PIMCO monthly administrative fees at the following annual rates (stated as a percentage of the average daily net assets attributable in the aggregate to the Fund’s Class D shares):

Fund	Administrative Fees*
Low Duration, Short-Term and Total Return Funds	0.50%
GNMA, High Yield, and Total Return Mortgage Funds	0.65%
Foreign Bond Fund (U.S. Dollar-Hedged)	0.70%
Diversified Income Fund**	0.72%
Emerging Markets Bond Fund	0.80%

*	As described below under “12b-1 Plan for Class D Shares,” the administration agreement includes a plan adopted in conformity with Rule 12b-1 under the Investment Company Act of 1940 which provides for the payment of up to 0.25% of the administrative fee as reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares. In the Fund Summaries above, the “Annual Fund Operating Expenses” table provided under “Fees and Expenses of the Fund” for each Fund shows the administrative fees rate under two separate columns entitled “Distribution and/or Service (12b-1) Fees” and “Other Expenses.”
**	Effective October 1, 2004, the administrative fee for the Diversified Income Fund was reduced to an annual rate of 0.70%.

The Floating Income Fund, the Foreign Bond Fund (Unhedged), the Developing Local Markets Fund and Class D of the Investment Grade Corporate Bond Fund, were not operational during the fiscal year ended March 31, 2005. The administrative fees for the Floating Income Fund, the Foreign Bond Fund (Unhedged) the Developing Local Markets Fund and the Investment Grade Corporate Bond Fund are at annual rates of 0.65%, 0.70%, 0.65% and 0.65%, respectively, based upon the average daily net assets of the Funds.

12b-1 Plan for Class D Shares

The Funds’ administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940, as amended (“1940 Act”). The plan provides that up to 0.25% per annum of the Class D administrative fees paid under the administration agreement may represent reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares. The principal types of activities for which such payments may be made are services in connection with the distribution of Class D shares and/or the provision of shareholder services. Because 12b-1 fees would be paid out of a Fund’s Class D share assets on an ongoing basis, over time these fees would increase the cost of your investment in Class D shares and may cost you more than other types of sales charges.

Individual Portfolio Managers

The following individuals have primary responsibility for managing each of the noted Funds.

Fund	Portfolio Manager	Since	Recent Professional Experience
Developing Local Markets	Michael Gomez	5/05*	Senior Vice President, PIMCO. He has been a member of the emerging markets team since joining the Firm in 2003. Prior to joining the firm in 2003, Mr. Gomez was associated with Goldman Sachs where he was responsible for proprietary trading of bonds issued by Latin American countries. Mr. Gomez joined Goldman Sachs in July 1999.
Diversified Income Emerging Markets Bond	Mohamed A. El-Erian	7/03* 8/99	Managing Director, PIMCO. He joined PIMCO as a Portfolio Manager in 1999. Prior to joining PIMCO, he was a Managing Director from 1998-1999 for Salomon Smith Barney/Citibank where he was head of emerging markets research.
Floating Income		7/04*
Foreign Bond (Unhedged)	Sudi Mariappa	4/04*	Managing Director, PIMCO. He joined PIMCO as a Portfolio Manager in 2000. Prior to joining PIMCO, Mr. Mariappa was a Managing Director with Merrill Lynch from 1999-2000. Prior to that, he was associated with Sumitomo Finance International as an Executive Director in 1998, and with Long-term Capital Management as a strategist from 1995-1998.
Foreign Bond (U.S. Dollar-Hedged)		11/00
GNMA Total Return Mortgage	W. Scott Simon	10/01	Managing Director, PIMCO. He joined PIMCO as a Portfolio Manager in 2000.
		4/00	Prior to joining PIMCO, he was a Senior Managing Director and co-head of Mortgage Backed Securities pass-through trading at Bear Stearns & Co.
High Yield	Raymond G. Kennedy	4/02	Managing Director, PIMCO. He is a Portfolio Manager and a senior member of PIMCO’s investment strategy group. He joined PIMCO as a Credit Analyst in 1996.
Investment Grade Corporate Bond	Mark Kiesel	11/02	Executive Vice President, PIMCO. He is a Portfolio Manager and a senior member of PIMCO’s investment strategy group. He has served as a Portfolio Manager, head of equity derivatives and as a senior Credit Analyst since joining PIMCO in 1996.
Low Duration	William H. Gross	5/87*	Managing Director, Chief Investment Officer and a founding partner of PIMCO.
Total Return		5/87*
Short-Term	Paul A. McCulley	8/99	Managing Director, PIMCO. He has managed fixed income assets since joining PIMCO in 1999. Prior to joining PIMCO, Mr. McCulley was associated with Warburg Dillon Read as a Managing Director from 1992-1999 and Head of Economic and Strategy Research for the Americas from 1995-1999, where he managed macro research world-wide.

*	Since inception of the Fund.

Prospectus	33

Michael Gomez is responsible for the day-to-day management of the Developing Local Markets Fund’s assets. Mohamed El-Erian heads PIMCO’s Emerging Markets portfolio management team, which is responsible for the development of major investment themes and which sets targets for various portfolio characteristics in emerging market accounts managed by PIMCO, including the Developing Local Markets Fund.

Please see the Statement of Additional Information for additional information about other accounts managed by the portfolio managers, the portfolio managers’ compensation and the portfolio managers’ ownership of shares of the Funds.

Distributor

The Trust’s Distributor is Allianz Global Investors Distributors LLC (“AGID” or “Distributor”), an indirect subsidiary of Allianz Global Investors of America L.P. (“AGI”). The Distributor, located at 2187 Atlantic Street, Stamford, CT 06902, is a broker-dealer registered with the Securities and Exchange Commission (“SEC”).

Regulatory and Litigation Matters

On June 1, 2004, the Attorney General of the State of New Jersey announced that it had dismissed PIMCO from a complaint filed by the New Jersey Attorney General on February 17, 2004, and that it had entered into a settlement agreement (the “New Jersey Settlement”) with PIMCO’s parent company, AGI (formerly known as Allianz Dresdner Asset Management of America L.P.), PEA Capital LLC (an entity affiliated with PIMCO through common ownership) (“PEA”) and AGID, in connection with the same matter. In the New Jersey Settlement, AGI, PEA and AGID neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the New Jersey Settlement alleged, among other things, that AGI, PEA and AGID had failed to disclose that they improperly allowed certain hedge funds to engage in “market timing” in certain funds. The complaint sought injunctive relief, civil monetary penalties, restitution and disgorgement of profits.

Since February 2004, PIMCO, AGI, PEA, AGID, and certain of their affiliates, including the Trust, Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series), and the Trustees of the Trust, have been named as defendants in 14 lawsuits filed in U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. Ten of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in the U.S. District Court for the District of Maryland; four of those lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the Trust and the Allianz Funds during specified periods, or as derivative actions on behalf of the Trust and Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain of the Allianz Funds and Funds of the Trust and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, the Trustees, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the Trust or on behalf of the Trust itself against other defendants. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote the Allianz Funds and Funds of the Trust, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

The Trust has learned that, on April 11, 2005, the Attorney General of the State of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia (the “West Virginia Complaint”) against Allianz Global Investors Fund Management LLC (formerly PA Fund Management LLC) (“AGIF”), PEA and AGID alleging, among other things, that they improperly allowed broker-dealers, hedge funds and investment advisers to engage in frequent trading of various open-end funds advised or distributed by Allianz Global Investors Fund Management LLC and certain of its affiliates in violation of the funds’ stated restrictions on “market timing.” On May 31, 2005, AGIF, PEA and AGID, along with the other mutual fund defendants in the action, removed the action to the U.S. District Court for the District of West Virginia. The West Virginia Complaint also names numerous other defendants unaffiliated with Allianz Global Investors Fund Management in separate claims alleging improper market timing and/or late trading of open-end investment companies advised or distributed by such other defendants. The West Virginia Complaint seeks injunctive relief, civil monetary penalties, investigative costs and attorney’s fees.

34	PIMCO Funds

Under Section 9(a) of the Investment Company Act of 1940, as amended (“1940 Act”), if the New Jersey Settlement or any of the lawsuits described above were to result in a court injunction against AGI, PEA, AGID and/or their affiliates, PIMCO could, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser, and AGID could be barred from serving as principal underwriter, to any registered investment company, including the Funds. In connection with an inquiry from the SEC concerning the status of the New Jersey Settlement under Section 9(a), PEA, AGID, AGI and certain of their affiliates (including PIMCO) (together, the “Applicants”) have sought exemptive relief from the SEC under Section 9(c) of the 1940 Act. The SEC has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey Settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the SEC takes final action on their application for a permanent order. There is no assurance that the SEC will issue a permanent order.

If the West Virginia Complaint were to result in a court injunction against AGIF, PEA or AGID, the Applicants would, in turn, seek exemptive relief under Section 9(c) with respect to that matter, although there is no assurance that such exemptive relief would be granted.

It is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Funds. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Funds or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Funds.

The foregoing speaks only as of the date of this prospectus. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated only if those developments are material.

How to Buy and Sell Shares

General Information

The following section provides basic information about how to buy, sell (redeem) and exchange Class D shares of the Funds.

•   Financial Service Firms.  Broker-dealers, registered investment advisers and other financial service firms provide varying investment products, programs or accounts, pursuant to arrangements with the Distributor, through which their clients may purchase and redeem Class D shares of the Funds. Firms will generally provide or arrange for the provision of some or all of the shareholder servicing and account maintenance services required by your account, including, without limitation, transfers of registration and dividend payee changes. Firms may also perform other functions, including generating confirmation statements and disbursing cash dividends, and may arrange with their clients for other investment or administrative services. Your firm may independently establish and charge you transaction fees and/or other additional amounts for such services, which may change over time. These fees and additional amounts could reduce your investment returns on Class D shares of the Funds.

Your financial service firm may have omnibus accounts and similar arrangements with the Trust and may be paid for providing sub-transfer agency and other services. A firm may be paid for its services directly or indirectly by a Fund, the Distributor or another affiliate of the Fund (at an annual rate generally not to exceed 0.35% (up to 0.25% of which may be paid by the Fund) of the Fund’s average daily net assets attributable to its Class D shares purchased through such firm for its clients, although payments with respect to shares in retirement plans are often higher). Your firm may establish various minimum investment requirements for Class D shares of the Funds and may also establish certain privileges with respect to purchases, redemptions and exchanges of Class D shares or the reinvestment of dividends. Please contact your firm for information.

This prospectus should be read in connection with your firm’s materials regarding its fees and services.

•   Calculation of Share Price and Redemption Payments.  When you buy or sell (redeem) Class D shares of the Funds, you pay or receive a price equal to the NAV of the shares. NAVs are determined at the close of regular trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange (“NYSE”) is open. See “How Fund Shares Are Priced” below for details. Generally, purchase and redemption orders for Fund shares are processed at the NAV next calculated after your order is received by the Distributor. In addition, orders received by the Distributor from financial service firms after NAV is determined that day will be processed at that day’s

Prospectus	35

NAV if the orders were received by the firm from its customer prior to such determination and were transmitted to and received by the Distributor prior to its close of business that day (normally 7:00 p.m., Eastern time).

The Trust does not calculate NAVs or process orders on days when the NYSE is closed. If your purchase or redemption order is received by the Distributor on a day when the NYSE is closed, it will be processed on the next succeeding day when the NYSE is open (according to the succeeding day’s NAV).

Buying Shares

Class D shares of each Fund are continuously offered through financial service firms, such as broker-dealers or registered investment advisers, with which the Distributor has an agreement for the use of the Funds in particular investment products, programs or accounts for which a fee may be charged. See “Financial Service Firms” above.

You may purchase Class D shares only through your financial service firm. In connection with purchases, your financial service firm is responsible for forwarding all necessary documentation to the Distributor, and may charge you for such services. If you wish to purchase shares of the Funds directly from the Trust or the Distributor, you should inquire about the other classes of shares offered by the Trust. Please call the Distributor at 1-800-426-0107 for information about other investment options.

Class D shares of the Funds will be held in your account with your financial service firm and, generally, your firm will hold your Class D shares in nominee or street name as your agent. In most cases, the Trust’s transfer agent will have no information with respect to or control over accounts of specific Class D shareholders and you may obtain information about your accounts only through your financial service firm. In certain circumstances, your firm may arrange to have your shares held in your own name or you may subsequently become a holder of record for some other reason (for instance, if you terminate your relationship with your firm). In such circumstances, please contact the Distributor at 1-800-426-0107 for information about your account. In the interest of economy and convenience, certificates for Class D shares will not be issued.

The Distributor, in its sole discretion, may accept or reject any order for purchase of Fund shares. The sale of shares will be suspended during any period in which the NYSE is closed for other than weekends or holidays, or if permitted by the rules of the SEC, when trading on the NYSE is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the SEC for the protection of investors.

•	Investment Minimums. The following investment minimums apply for purchases of Class D shares.

Initial Investment	Subsequent Investments
$5,000 per Fund	$100 per Fund

Your financial service firm may impose different investment minimums than the Trust. For example, if your firm maintains an omnibus account with a particular Fund, the firm may impose higher or lower investment minimums than the Trust when you invest in Class D shares of the Fund through your firm. Please contact your firm for information.

Payments to Financial Firms

Some or all of the distribution fees and servicing fees described above are paid to the broker, dealer or financial adviser (collectively, “financial firms”) through which you purchase your shares. With respect to Class B and Class C shares, the financial firms are also paid at the time of your purchase a commission, depending upon the Fund involved, of up to 4.00% and 1.00%, respectively, of your investment in such share classes. Please see the SAI and Guide for more details. A financial firm is one that, in exchange for compensation, sells, among other products, mutual fund shares (including the shares offered in this Prospectus) or provides services for mutual fund shareholders. Financial firms include brokers, dealers, insurance companies and banks.

In addition, AGID, PIMCO and their affiliates (for purposes of this subsection only, collectively, the “Distributor”) may from time to time make additional payments such as cash bonuses or provide other incentives to selected financial firms as compensation for services such as, without limitation, providing the Funds with “shelf space” or a higher profile for the financial firms’ financial consultants and their customers, placing the Funds on the financial firms’ preferred or recommended fund list, granting the Distributor access to the financial firms’ financial consultants, providing assistance in training and educating the financial firms’ personnel, and furnishing marketing support and other specified services. These payments may be significant to the financial firms and may also take the form of sponsorship of seminars or informational meetings or payment for attendance by persons associated with the financial firms at seminars or informational meetings.

36	PIMCO Funds

A number of factors will be considered in determining the amount of these additional payments to financial firms. On some occasions, such payments may be conditioned upon levels of sales, including the sale of a specified minimum dollar amount of the shares of a Fund, all other series of Trust, other funds sponsored by the Distributor and/or a particular class of shares, during a specified period of time. The Distributor may also make payments to one or more participating financial firms based upon factors such as the amount of assets a financial firm’s clients have invested in the Funds and the quality of the financial firm’s relationship with the Distributor.

The additional payments described above are made at the Distributor’s expense. These payments may be made, at the discretion of the Distributor, to some of the top 50 financial firms that have sold the greatest amounts of shares of the Funds. The level of payments made to a financial firm in any future year will vary and normally will not exceed the sum of (a) 0.10% of such year’s fund sales by that financial firm and (b) 0.06% of the assets attributable to that financial firm invested in equity funds sponsored by the Distributor and 0.03% of the assets invested in fixed-income funds sponsored by the Distributor. In lieu of payments pursuant to the foregoing formulae, the Distributor may make payments of an agreed upon amount which normally will not exceed the amount that would have been payable pursuant to the formulae. There are a few existing relationships on different bases that will continue, some even into 2005, until they end. In some cases, in addition to the payments described above, the Distributor will make payments for special events such as a conference or seminar sponsored by one of such financial firms.

If investment advisers, distributors or affiliates of mutual funds pay bonuses and incentives in differing amounts, financial firms and their financial consultants may have financial incentives for recommending a particular mutual fund over other mutual funds. In addition, depending on the arrangements in place at any particular time, a financial firm and its financial consultants may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your financial advisor and review carefully any disclosure by the financial firm as to compensation received by your financial advisor.

Wholesale representatives of the Distributor visit brokerage firms on a regular basis to educate financial advisors about the Funds and to encourage the sale of Fund shares to their clients. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

Although a Fund may use financial firms that sell Fund shares to effect transactions for the Fund’s portfolio, the Fund and the Adviser will not consider the sale of Fund shares as a factor when choosing financial firms to effect those transactions.

For further details about payments made by the Distributor to financial firms, please see the SAI and Guide.

From time to time, AGID or its affiliates may pay investment consultants or their parent or affiliated companies for certain services including technology, operations, tax, or audit consulting services, and may pay such firms for PIMCO’s attendance at investment forums sponsored by such firms or for various studies, surveys, or access to databases. PIMCO and its affiliates may also provide investment advisory services to investment consultants and their affiliates. These consultants or their affiliates may, in the ordinary course of their investment consultant business, recommend that their clients utilize PIMCO’s investment advisory services or invest in the Funds or in other products sponsored by PIMCO and its affiliates.

Abusive Trading Practices

The Trust encourages shareholders to invest in the Funds as part of a long-term investment strategy and discourages excessive, short-term trading and other abusive trading practices. To that end, the Trust’s Board of Trustees has adopted policies and procedures reasonably designed to detect and prevent short-term trading activity that may be harmful to a Fund and its shareholders. Such activities, sometimes referred to as “market timing,” may have a detrimental effect on the Fund(s) and its/their shareholders. For example, depending upon various factors such as the size of a Fund and the amount of its assets maintained in cash, short-term or excessive trading by Fund shareholders may interfere with the efficient management of the Fund’s portfolio, increase transaction costs and taxes, and may harm the performance of the Fund and its shareholders.

The Trust seeks to deter and prevent abusive trading practices, and to reduce these risks, through several methods. First, the Trust imposes redemption fees on most Fund shares redeemed or exchanged within a given period after their purchase. See “Redemption Fees” below for further information. In certain situations, the Funds have elected not to impose redemption fees. See “Waiver of Redemption Fees” below for a discussion on the specific situations in which the Funds will not impose redemption fees.

Prospectus	37

Second, to the extent that there is a delay between a change in the value of a mutual fund’s portfolio holdings, and the time when that change is reflected in the net asset value of the fund’s shares, the fund is exposed to the risk that investors may seek to exploit this delay by purchasing or redeeming shares at net asset values that do not reflect appropriate fair value prices. The Trust seeks to deter and prevent this activity, sometimes referred to as “stale price arbitrage,” by the appropriate use of “fair value” pricing of the Funds’ portfolio securities. See “How Fund Shares Are Priced” below for more information.

Third, the Trust seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Trust and PIMCO each reserve the right to restrict or refuse any purchase or exchange transaction if, in the judgment of the Trust or of PIMCO, the transaction may adversely affect the interests of a Fund or its shareholders. Among other things, the Trust may monitor for any patterns of frequent purchases and sales that appear to be made in response to short-term fluctuations in share price, and may also monitor for any attempts to improperly avoid the imposition of Redemption Fees. Notice of any restrictions or rejections of transactions may vary according to the particular circumstances.

Although the Trust and its service providers seek to use these methods to detect and prevent abusive trading activities, and although the Trust will consistently apply such methods, there can be no assurances that such activities can be mitigated or eliminated. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for presentation to the Fund on a net basis, conceal the identity of the individual investors from the Fund. This makes it more difficult for the Funds to identify short-term transactions in the Funds.

Small Account Fee

Because of the disproportionately high costs of servicing accounts with low balances, you will be charged a fee at the annual rate of $16 if your account balance for any Fund falls below a minimum level of $2,500, except for Uniform Gift to Minors, IRA, Roth IRA, employer-sponsored retirement plan accounts, Money Purchase and/or Profit Sharing plans, 401(k) plans, 403(b)(7) custodial accounts, SIMPLE IRAs, SEPs, SAR/SEPs, Auto-Invest and Auto-Exchange accounts, for which the minimum balance is $1,000. (A separate custodial fee may apply to IRAs, Roth IRAs and other retirement accounts.) However, you will not be charged this fee if the aggregate value of all of your Allianz Funds and PIMCO Funds accounts is at least $50,000. Any applicable small account fee will be deducted automatically from your below-minimum Fund account in quarterly installments and paid to the Administrator. Each Fund account will normally be valued, and any deduction taken, during the last five business days of each calendar quarter. Lower minimum balance requirements and waivers of the small account fee apply for certain categories of investors.

Minimum Account Size

Due to the relatively high cost to the Funds of maintaining small accounts, you are asked to maintain an account balance in each Fund in which you invest of at least the minimum investment necessary to open the particular type of account. If your balance for any Fund remains below the minimum for three months or longer, the Administrator has the right (except in the case of employer-sponsored retirement accounts) to redeem your remaining shares and close that Fund account after giving you 60 days to increase your balance. Your Fund account will not be liquidated if the reduction in size is due solely to a decline in market value of your Fund shares or if the aggregate value of all your Allianz Funds and PIMCO Funds accounts exceeds $50,000.

Exchanging Shares

You may exchange your Class D shares of any Fund for Class D shares of any other Fund or any fund of Allianz Funds that offers Class D shares. Shares are exchanged on the basis of their respective NAVs next calculated after your exchange order is received by the Distributor. Exchanges of shares held less than a certain number of days may be subject to a redemption fee. See “Redemption Fees” below. Your financial service firm may impose various fees and charges, investment minimums and other requirements with respect to exchanges. Please contact your financial service firm to exchange your shares and for additional information about the exchange privilege.

The Trust reserves the right to refuse exchange purchases (or purchase and redemption and/or redemption and purchase transactions) if, in the judgment of PIMCO, the transaction would adversely affect a Fund and its shareholders. Although the Trust has no current intention of terminating or modifying the exchange privilege, it reserves the right to do so at any time. Except as otherwise permitted by SEC regulations, the Trust will give 60 days’ advance notice to your financial service firm of any termination or material modification of the exchange privilege.

Verification of Identity

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, a Fund must obtain the following information for each person that opens a new account:

38	PIMCO Funds

1.    Name.

2.    Date of birth (for individuals).

3.    Residential or business street address.

4.    Social security number, taxpayer identification number, or other identifying number.

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

Individuals may also be asked for a copy of their driver’s license, passport or other identifying document in order to verify their identity. In addition, it may be necessary to verify an individual’s identity by cross-referencing the identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

After an account is opened, a Fund may restrict your ability to purchase additional shares until your identity is verified. A Fund also may close your account and redeem your shares or take other appropriate action if it is unable to verify your identity within a reasonable time.

Request for Multiple Copies of Shareholder Documents

To reduce expenses, it is intended that only one copy of the Funds’ prospectus and each annual and semi-annual report will be mailed to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents and your shares are held directly with the Trust, call the Trust at 1-800-426-0107. Alternatively, if your shares are held through a financial institution, please contact it directly. Within thirty days after receipt of your request by the Trust, the Trust will begin sending you individual copies.

Selling Shares

You can sell (redeem) Class D shares through your financial service firm on any day the NYSE is open. Other than any applicable redemption fee (see below), you do not pay any fees or other charges to the Trust or the Distributor when you sell your shares, although your financial service firm may charge you for its services in processing your redemption request. Please contact your firm for details. If you are the holder of record of your Class D shares, you may contact the Distributor at 1-800-426-0107 for information regarding how to sell your shares directly to the Trust.

Your financial service firm is obligated to transmit your redemption orders to the Distributor promptly and is responsible for ensuring that your redemption request is in proper form. Your financial service firm will be responsible for furnishing all necessary documentation to the Distributor or the Trust’s transfer agent and may charge you for its services. Redemption proceeds will be forwarded to your financial service firm as promptly as possible and in any event within seven days after the redemption request is received by the Distributor in good order. Redemptions of Fund shares may be suspended when trading on the NYSE is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the SEC for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payment for more than seven days, as permitted by law.

For shareholder protection, a request to change information contained in an account registration (for example, a request to change the bank designated to receive wire redemption proceeds) must be received in writing, signed by the minimum number of persons designated on the completed application that are required to effect a redemption, and accompanied by a signature guarantee from any eligible guarantor institution, as determined in accordance with the Trust’s procedures. Shareholders should inquire as to whether a particular institution is an eligible guarantor institution. A signature guarantee cannot be provided by a notary public. In addition, corporations, trusts, and other institutional organizations are required to furnish evidence of the authority of the persons designated on the completed application to effect transactions for the organization.

Redemption Fees

Shareholders of each Fund listed below will be subject to a Redemption Fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares redeemed or exchanged (based on the total redemption proceeds after any applicable deferred sales charges) within a certain number of days after their acquisition (by purchase or exchange). The following table indicates the applicable holding period for each Fund. Shares redeemed or exchanged before the expiration of the holding period will be subject to the Redemption Fee.

Fund	Holding Period(1)
Floating Income, GNMA, Low Duration, Short-Term, Total Return and Total Return Mortgage Funds	7 days
Developing Local Markets, Diversified Income, Emerging Markets Bond, Foreign Bond (Unhedged), Foreign Bond (U.S. Dollar-Hedged), High Yield and Investment Grade Corporate Bond Funds	30 days

(1)	With respect to any acquisition of shares, the holding period commences on the day of acquisition. A new holding period begins with each acquisition of shares through a purchase or exchange.

Prospectus	39

In cases where redeeming shareholders hold shares acquired on different dates, the first-in/first-out (“FIFO”) method will be used to determine which shares are being redeemed, and therefore whether a Redemption Fee is payable. In cases where redemptions are processed through financial intermediaries, there may be a delay between the time the shareholder redeems his or her shares and the payment of the Redemption Fee to the Fund, depending upon such financial intermediaries’ trade processing procedures and systems.

A new time period begins with each acquisition of shares through a purchase or exchange. For example, for Funds with a seven-day holding period, a series of transactions in which shares of Fund A are exchanged for shares of Fund B four days after the purchase of the Fund A shares, followed four days later by an exchange of the Fund B shares for shares of Fund C, will be subject to two Redemption Fees (one on each exchange).

The purpose of Redemption Fees is to deter excessive, short-term trading and other abusive trading practices as described above under “Abusive Trading Practices” and to help offset the costs associated with the sale of portfolio securities to satisfy redemption and exchange requests made by “market timers” and other short-term shareholders, thereby insulating longer-term shareholders from such costs. Redemption Fees are not paid separately, but are deducted from the amount to be received in connection with a redemption or exchange. Redemption Fees are paid to and retained by the Funds to defray certain costs described below and are not paid to or retained by PIMCO or the Distributor. Redemption Fees are not sales loads or contingent deferred sales charges. Redemption and exchange of shares acquired through the reinvestment of dividends and distributions are not subject to Redemption Fees.

Limitations on the Assessment of Redemption Fees.  The Funds may not be able to impose and/or collect the Redemption Fee in certain circumstances. For example, the Funds will not be able to collect the Redemption Fee on redemptions and exchanges by shareholders who invest through certain retirement plans or through certain financial intermediaries (for example, through broker-dealer omnibus accounts or through a recordkeeping organization) that have not agreed to assess or collect the Redemption Fee from such shareholders, or that have not agreed to provide the information necessary for the Funds to impose the Redemption Fee on such shareholders or do not currently have the capability to assess or collect the Redemption Fee. The Funds may nonetheless continue to effect share transactions for such shareholders and financial intermediaries. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for presentation to a Fund on a net basis, conceal the identity of the individual investors from the Fund. This makes it more difficult for the Funds to identify short-term transactions in the Funds, and makes assessment of the Redemption Fee on transactions effected through such accounts impractical without the assistance of the financial intermediary. Due to these limitations on the assessment of the Redemption Fee, the Funds’ use of Redemption Fees may not successfully eliminate excessive short-term trading in shares of the Funds.

Waivers of Redemption Fees.  In the following situations, the Funds have elected not to impose the Redemption Fee:

•	redemptions and exchanges of Fund shares acquired through the reinvestment of dividends and distributions;
•	certain types of redemptions and exchanges of Fund shares owned through participant-directed retirement plans (see below for details);
•	redemptions or exchanges in discretionary asset allocation or wrap programs (“wrap programs”) that are initiated by the sponsor of the program as part of a periodic rebalancing, provided that such rebalancing occurs no more frequently than quarterly;
•	redemptions or exchanges in a wrap program that are made as a result of a full withdrawal from the wrap program or as part of a systematic withdrawal plan;
•	involuntary redemptions, such as those resulting from a shareholder’s failure to maintain a minimum investment in the Funds, or to pay shareholder fees;
•	redemptions and exchanges effected by other mutual funds sponsored by PIMCO or its affiliates; and
•	otherwise as PIMCO or the Trust may determine in their sole discretion.

Applicability of Redemption Fees in Certain Defined Contribution Plans.  Redemption fees will not apply to the following transactions in participant-directed retirement plans (such as 401(k), 403(b), 457 and Keogh plans): 1) where the shares being redeemed were purchased with new contributions to the plan (e.g., payroll contributions, employer contributions, loan repayments); 2) redemptions made in connection with taking out a loan from the plan; 3) redemptions in connection with death, disability, hardship withdrawals, or Qualified Domestic Relations Orders; 4) redemptions made as part of a systematic withdrawal plan; 5) redemptions made

40	PIMCO Funds

by a defined contribution plan in connection with a termination or restructuring of the plan or 6) redemptions made in connection with a participant’s termination of employment. Redemption fees generally will apply to other participant-directed redemptions and exchanges. For example, if a participant exchanges shares of Fund A that were purchased with new contributions, into Fund B, a redemption fee would not apply to that exchange. However, any subsequent participant-directed exchange of those shares from Fund B into Fund A or another fund may be subject to redemption fees, depending upon the holding period and subject to the exceptions described in this paragraph.

Retirement plan sponsors, participant recordkeeping organizations and other financial intermediaries may also impose their own restrictions, limitations or fees in connection with transactions in the Funds’ shares, which may be stricter than those described in this section. You should contact your plan sponsor, recordkeeper or financial intermediary for more information on any differences in how the redemption fee is applied to your investments in the Funds, and whether any additional restrictions, limitations or fees are imposed in connection with transactions in Fund shares.

The Trust may eliminate or modify the waivers enumerated above at any time, in its sole discretion. Shareholders will receive 60 days’ notice of any material changes to the Redemption Fee, unless otherwise permitted by law.

Redemptions In Kind

The Trust has agreed to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1% of the Fund’s net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust may pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. Except for Funds with a tax-efficient management strategy, it is highly unlikely that your shares would ever be redeemed in kind. If your shares are redeemed in kind, you should expect to incur transaction costs upon the disposition of the securities received in the distribution.

How Fund Shares Are Priced

The net asset value (“NAV”) of a Fund’s Class D shares is determined by dividing the total value of a Fund’s portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class.

Fund shares are valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the NYSE is open. For purposes of calculating the NAV, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Funds or their agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Certain securities or investments for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities of indices. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has

Prospectus	41

adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When a Fund uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. The Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined by the Board of Trustees or persons acting at their direction may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed above under “Abusive Trading Practices.” Fair value pricing may require subjective determinations about the value of security.

Fund Distributions

Each Fund distributes substantially all of its net investment income to shareholders in the form of dividends. You begin earning dividends on Fund shares the day after the Trust receives your purchase payment. Each Fund intends to declare income dividends daily and distribute them monthly to shareholders of record.

In addition, each Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently.

You can choose from the following distribution options:

•	Reinvest all distributions in additional Class D shares of your Fund at NAV. This will be done unless you elect another option.
•	Invest all distributions in Class D shares of any other Fund of the Trust or Allianz Funds which offers Class D shares at NAV. You must have an account existing in the Fund selected for investment with the identical registered name. This option must be elected when your account is set up.
•	Receive all distributions in cash (either paid directly to you or credited to your account with your financial service firm). This option must be elected when your account is set up.

Your financial service firm may offer additional distribution reinvestment programs or options. Please contact your firm for details.

You do not pay any sales charges on shares you receive through the reinvestment of Fund distributions. If you elect to receive Fund distributions in cash and the postal or other delivery service is unable to deliver checks to your address of record, the Trust’s Transfer Agent will hold the returned checks for your benefit in a non-interest bearing account.

Tax Consequences

•	Taxes on Fund distributions. If you are subject to U.S. federal income tax, you will be subject to tax on Fund distributions whether you received them in cash or reinvested in additional shares of the Funds. For federal income tax purposes, Fund distributions will be taxable to you as either ordinary income or capital gains.

42	PIMCO Funds

Fund dividends (i.e., distributions of investment income) are taxable to you as ordinary income. Federal taxes on Fund distributions of gains are determined by how long the Fund owned the investments that generated the gains, rather than how long you have owned your shares. Distributions of gains from investments that a Fund owned for more than one year will generally be taxable to you as long-term capital gains. Distributions of gains from investments that the Fund owned for one year or less will generally be taxable to you as ordinary income.

Fund distributions are taxable to you even if they are paid from income or gains earned by a Fund prior to your investment and thus were included in the price you paid for your shares. For example, if you purchase shares on or just before the record date of a Fund distribution, you will pay full price for the shares and may receive a portion of your investment back as a taxable distribution.

•	Taxes when you sell (redeem) or exchange your shares. Any gain resulting from the sale of Fund shares will generally be subject to federal income tax. When you exchange shares of a Fund for shares of another series, the transaction will be treated as a sale of the Fund shares for these purposes, and any gain on those shares will generally be subject to federal income tax.

•	Returns of capital. If a Fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in the Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

•	Consult your tax advisor about other possible tax consequences. This is a summary of certain federal income tax consequences of investing in a Fund. You should consult your tax advisor for more information on your own tax situation, including possible state, local and foreign tax consequences.

This section relates only to federal income tax; the consequences under other tax laws may differ. Shareholders should consult their tax advisors as to the possible application of foreign, state and local income tax laws to Fund dividends and capital distributions. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Funds.

Characteristics and Risks of Securities and Investment Techniques

This section provides additional information about some of the principal investments and related risks of the Funds described under “Summary Information” and “Summary of Principal Risks” above. It also describes characteristics and risks of additional securities and investment techniques that may be used by the Funds from time to time. Most of these securities and investment techniques are discretionary, which means that PIMCO can decide whether to use them or not. This prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Funds. As with any mutual fund, investors in the Funds rely on the professional investment judgment and skill of PIMCO and the individual portfolio managers. Please see “Investment Objectives and Policies” in the Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Funds.

Securities Selection

Most of the Funds in this prospectus seek maximum total return. The total return sought by a Fund consists of both income earned on a Fund’s investments and capital appreciation, if any, arising from increases in the market value of a Fund’s holdings. Capital appreciation of fixed income securities generally results from decreases in market interest rates or improving credit fundamentals for a particular market sector or security.

In selecting securities for a Fund, PIMCO develops an outlook for interest rates, currency exchange rates and the economy; analyzes credit and call risks, and uses other security selection techniques. The proportion of a Fund’s assets committed to investment in securities with particular characteristics (such as quality, sector, interest rate or maturity) varies based on PIMCO’s outlook for the U.S. economy and the economies of other countries in the world, the financial markets and other factors.

PIMCO attempts to identify areas of the bond market that are undervalued relative to the rest of the market. PIMCO identifies these areas by grouping bonds into sectors: such as money markets, governments, corporates, mortgages, asset-backed and international. Sophisticated proprietary software then assists in evaluating sectors and pricing specific securities. Once investment opportunities are identified, PIMCO will shift assets among

Prospectus	43

sectors depending upon changes in relative valuations and credit spreads. There is no guarantee that PIMCO’s security selection techniques will produce the desired results.

U.S. Government Securities

U.S. Government Securities are obligations of, or guaranteed by, the U.S. Government, its agencies or government-sponsored enterprises. U.S. Government Securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. U.S. Government Securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

Municipal Bonds

Municipal bonds are generally issued by states and local governments and their agencies, authorities and other instrumentalities. Municipal bonds are subject to interest rate, credit and market risk. The ability of an issuer to make payments could be affected by litigation, legislation or other political events or the bankruptcy of the issuer. Lower rated municipal bonds are subject to greater credit and market risk than higher quality municipal bonds. The types of municipal bonds in which the Funds may invest include municipal lease obligations. The Funds may also invest in securities issued by entities whose underlying assets are municipal bonds.

The Funds may invest, without limitation, in residual interest bonds, which are created by depositing municipal securities in a trust and dividing the income stream of an underlying municipal bond in two parts, one, a variable rate security and the other, a residual interest bond. The interest rate for the variable rate security is determined by an index or an auction process held approximately every 7 to 35 days, while the residual interest bond holder receives the balance of the income from the underlying municipal bond less an auction fee. The market prices of residual interest bonds may be highly sensitive to changes in market rates and may decrease significantly when market rates increase.

Mortgage-Related and Other Asset-Backed Securities

Each Fund may invest in mortgage- or other asset-backed securities. Each Fund may invest all of its assets in such securities. Mortgage-related securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property.

The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. If unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of the security can be expected to increase. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund’s yield to maturity from these securities. Each Fund may invest up to 5% of its total assets in any combination of mortgage-related or other asset-backed IO, PO, or inverse floater securities.

Each Fund may invest in collateralized debt obligations (“CDOs”), which includes collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high-risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The Funds may invest in other asset-backed securities that have been offered to investors.

Loan Participations and Assignments

Certain Funds may invest in fixed- and floating-rate loans, which investments generally will be in the form of loan participations and assignments of portions of such loans. Participations and assignments involve special types

44	PIMCO Funds

of risk, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. If a Fund purchases a participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower.

Corporate Debt Securities

Corporate debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates rise, the value of corporate debt securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

High Yield Securities

Securities rated lower than Baa by Moody’s or lower than BBB by S&P are sometimes referred to as “high yield” or “junk” bonds. Investing in high yield securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields, high yield securities typically entail greater potential price volatility and may be less liquid than higher-rated securities. High yield securities may be regarded as predominately speculative with respect to the issuer’s continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities. The Emerging Markets Bond and Diversified Income Funds may invest in securities that are in default with respect to the payment of interest or repayment of principal, or presenting an imminent risk of default with respect to such payments. Issuers of securities in default may fail to resume principal or interest payments, in which case either Fund may lose its entire investment.

Variable and Floating Rate Securities

Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. Each Fund may invest in floating rate debt instruments (“floaters”) and engage in credit spread trades. While floaters provide a certain degree of protection against rises in interest rates, a Fund will participate in any declines in interest rates as well. Each Fund may also invest in inverse floating rate debt instruments (“inverse floaters”). An inverse floater may exhibit greater price volatility than a fixed rate obligation of similar credit quality. Each Fund may invest up to 5% of its total assets in any combination of mortgage-related or other asset-backed IO, PO, or inverse floater securities.

Inflation-Indexed Bonds

Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation- indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Event-Linked Exposure

Each Fund may obtain event-linked exposure by investing in “event-linked bonds” or “event-linked swaps” or implement “event-linked strategies.” Event-linked exposure results in gains or losses that typically are contingent, or formulaically related to defined trigger events. Examples of trigger events include hurricanes, earthquakes, weather-related phenomena, or statistics relating to such events. Some event-linked bonds are commonly referred to as “catastrophe bonds.” If a trigger event occurs, a Fund may lose a portion or its entire principal invested in the bond or notional amount on a swap. Event-linked exposure often provides for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. Event-linked exposure may also expose a Fund to certain unanticipated risks including credit risk, counterparty risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences. Event-linked exposures may also be subject to liquidity risk.

Convertible and Equity Securities

Each Fund except the Total Return Fund may invest in convertible securities or equity securities. The Total Return Fund may not invest in equity securities but may invest in convertible securities that are not considered equities. Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, that are convertible into or exercisable for common stock at a stated price or rate. The

Prospectus	45

price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security will normally also provide income and is subject to interest rate risk. Convertible securities may be lower-rated securities subject to greater levels of credit risk. A Fund may be forced to convert a security before it would otherwise choose, which may have an adverse effect on the Fund’s ability to achieve its investment objective.

The Funds intend to invest primarily in fixed income securities; however, while some countries or companies may be regarded as favorable investments, pure fixed income opportunities may be unattractive or limited due to insufficient supply, or legal or technical restrictions. In such cases, subject to its applicable investment restrictions, a Fund may consider convertible securities or equity securities to gain exposure to such investments.

Equity securities generally have greater price volatility than fixed income securities. The market price of equity securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally or particular industries represented in those markets. The value of an equity security may also decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Foreign (Non-U.S.) Securities

Each Fund may invest in foreign (non-U.S.) securities. Investing in foreign securities involves special risks and considerations not typically associated with investing in U.S. securities. Shareholders should consider carefully the substantial risks involved for Funds that invest in securities issued by foreign companies and governments of foreign countries. These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; and political instability. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. The securities markets, values of securities, yields and risks associated with foreign securities markets may change independently of each other. Also, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in foreign securities may also involve higher custodial costs than domestic investments and additional transaction costs with respect to foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in foreign currencies.

Certain Funds also may invest in sovereign debt issued by governments, their agencies or instrumentalities, or other government-related entities. Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In addition, there is no bankruptcy proceeding by which defaulted sovereign debt may be collected.

•	Emerging Market Securities. The Developing Local Markets, Diversified Income, Emerging Markets Bond and Floating Income Funds may invest without limit in securities of issuers based in countries with developing (or “emerging market”) economies. Each other Fund may invest in such securities up to the following limits:

Fund	Percentage of Fund’s Total Assets
Low Duration and Short-Term Funds	5%
Foreign Bond (Unhedged), Foreign Bond (U.S. Dollar-Hedged), High Yield, Investment Grade Corporate Bond, Total Return and Total Return Mortgage Funds	10%

A security is economically tied to an emerging market country if it is principally traded on the country’s securities markets, or the issuer is organized or principally operates in the country, derives a majority of its income from its operations within the country, or has a majority of its assets in the country. The adviser has broad discretion to identify and invest in countries that it considers to qualify as emerging securities markets. However, an emerging securities market is generally considered to be one located in any country that is defined as an emerging or developing economy by the World Bank or its related organizations, or the United Nations or its authorities. In making investments in emerging market securities, the Funds emphasize countries with relatively low gross national product per capita and with the potential for rapid economic growth. The adviser will select the country and currency composition based on its evaluation of relative interest rates, inflation rates,

46	PIMCO Funds

exchange rates, monetary and fiscal policies, trade and current account balances, and any other specific factors it believes to be relevant.

Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in foreign, developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging markets securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

Each Fund may invest in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with a debt restructuring. Investments in Brady Bonds may be viewed as speculative. Brady Bonds acquired by a Fund may be subject to restructuring arrangements or to requests for new credit, which may cause the Fund to suffer a loss of interest or principal on any of its holdings.

Foreign (Non-U.S.) Currencies

A Fund that invests directly in foreign currencies or in securities that trade in, or receive revenues in, foreign currencies will be subject to currency risk. Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments.

•	Foreign Currency Transactions. Funds that invest in securities denominated in foreign currencies may engage in foreign currency transactions on a spot (cash) basis, and enter into forward foreign currency exchange contracts and invest in foreign currency futures contracts and options on foreign currencies and futures. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract, reduces a Fund’s exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. The effect on the value of a Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. A contract to sell foreign currency would limit any potential gain which might be realized if the value of the hedged currency increases. A Fund may enter into these contracts to hedge against foreign exchange risk, to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in such transactions at any given time or from time to time. Also, such transactions may not be successful and may eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies. A Fund may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are positively correlated. The Fund will segregate or “earmark” assets determined to be liquid by PIMCO to cover its obligations under forward foreign currency exchange contracts entered into for non-hedging purposes.

Repurchase Agreements

Each Fund may enter into repurchase agreements, in which the Fund purchases a security from a bank or broker-dealer, which agrees to repurchase the security at the Fund’s cost plus interest within a specified time. If

Prospectus	47

the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Reverse Repurchase Agreements, Dollar Rolls And Other Borrowings

Each Fund may enter into reverse repurchase agreements and dollar rolls, subject to a Fund’s limitations on borrowings. A reverse repurchase agreement or dollar roll involves the sale of a security by a Fund and its agreement to repurchase the instrument at a specified time and price, and may be considered a form of borrowing for some purposes. A Fund will segregate assets determined to be liquid by PIMCO or otherwise cover its obligations under reverse repurchase agreements, dollar rolls and other borrowings. Reverse repurchase agreements, dollar rolls and other forms of borrowings may create leveraging risk for a Fund.

Each Fund may borrow money to the extent permitted under the 1940 Act. This means that, in general, a Fund may borrow money from banks for any purpose on a served basis in an amount up to  1/3 of the Fund’s total assets. A Fund may also borrow money for temporary administrative purposes on an unsecured basis in an amount not to exceed 5% of the Fund’s total assets.

Derivatives

Each Fund may, but is not required to, use derivative instruments for risk management purposes or as part of its investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. Examples of derivative instruments include options contracts, futures contracts, options on futures contracts and swap agreements (including, but not limited to, credit default swaps). Each Fund may invest some or all of its assets in derivative instruments. A portfolio manager may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed. A description of these and other derivative instruments that the Funds may use are described under “Investment Objectives and Policies” in the Statement of Additional Information.

A Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments. A description of various risks associated with particular derivative instruments is included in “Investment Objectives and Policies” in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Funds.

Management Risk.  Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

Credit Risk.  The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a “counterparty”) to make required payments or otherwise comply with the contract’s terms. Additionally, credit default swaps could result in losses if a Fund does not correctly evaluate the creditworthiness of the company on which the credit default swap is based.

Liquidity Risk.  Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Leverage Risk.  Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a Fund uses derivatives for leverage, investments in that Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, each Fund will segregate or “earmark” assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under derivative instruments.

Lack of Availability.  Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, the

48	PIMCO Funds

portfolio manager may wish to retain the Fund’s position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other suitable counterparty can be found. There is no assurance that a Fund will engage in derivatives transactions at any time or from time to time. A Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.

Market and Other Risks.  Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund’s interest. If a portfolio manager incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. A Fund may also have to buy or sell a security at a disadvantageous time or price because the Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, a Fund’s use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments.

Delayed Funding Loans and Revolving Credit Facilities

The Funds may also enter into, or acquire participations in, delayed funding loans and revolving credit facilities, in which a lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. These commitments may have the effect of requiring a Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that a Fund is committed to advance additional funds, it will segregate or “earmark” assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees in an amount sufficient to meet such commitments. Delayed funding loans and revolving credit facilities are subject to credit, interest rate and liquidity risk and the risks of being a lender.

When-Issued, Delayed Delivery and Forward Commitment Transactions

Each Fund may purchase securities which it is eligible to purchase on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date. This risk is in addition to the risk that the Fund’s other assets will decline in value. Therefore, these transactions may result in a form of leverage and increase a Fund’s overall investment exposure. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated or “earmarked” to cover these positions.

Investment in Other Investment Companies

Each Fund may invest up to 10% of its total assets in securities of other investment companies, such as open-end or closed-end management investment companies, or in pooled accounts or other investment vehicles which invest in foreign markets. As a shareholder of an investment company, a Fund may indirectly bear service and other fees which are in addition to the fees the Fund pays its service providers.

Subject to the restrictions and limitations of the 1940 Act, each Fund may elect to pursue its investment objectives either by investing directly in securities or, by investing in one or more underlying investment vehicles or companies that have substantially similar investment objectives, policies and limitations as the Fund. The Funds may also invest in exchange traded funds, subject to the restrictions and limitations of the 1940 Act.

Short Sales

Each Fund may make short sales as part of its overall portfolio management strategies or to offset a potential decline in value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. Short sales expose a Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as “covering” the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. A Fund making a short sale must segregate or “earmark” assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees or otherwise cover its position in a permissible manner.

Prospectus	49

Illiquid Securities

Each Fund may invest up to 15% of its net assets in illiquid securities. Certain illiquid securities may require pricing at fair value as determined in good faith under the supervision of the Board of Trustees. A portfolio manager may be subject to significant delays in disposing of illiquid securities, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Loans of Portfolio Securities

For the purpose of achieving income, each Fund may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see “Investment Objectives and Policies” in the Statement of Additional Information for details. When a Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. A Fund may pay lending fees to a party arranging the loan.

Portfolio Turnover

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

Temporary Defensive Strategies

For temporary or defensive purposes, each Fund may invest without limit in U.S. debt securities, including taxable securities and short-term money market securities, when PIMCO deems it appropriate to do so. When a Fund engages in such strategies, it may not achieve its investment objective.

Changes in Investment Objectives and Policies

The investment objectives of the Floating Income Fund and the Foreign Bond Fund (Unhedged) may be changed by the Board of Trustees without shareholder approval. The investment objective of each other Fund is fundamental and may not be changed without shareholder approval. Unless otherwise stated, all other investment policies of the Funds may be changed by the Board of Trustees without shareholder approval.

Percentage Investment Limitations

Unless otherwise stated, all percentage limitations on Fund investments listed in this prospectus will apply at the time of investment. A Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment. For each Fund that has adopted a policy to invest at least 80% of its assets in investments suggested by its name, the term “assets” means net assets plus the amount of any borrowings for investment purposes.

Credit Ratings and Unrated Securities

Rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. Appendix A to this prospectus describes the various ratings assigned to fixed income securities by Moody’s and S&P. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risks. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. A Fund will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. PIMCO does not rely solely on credit ratings, and develops its own analysis of issuer credit quality.

A Fund may purchase unrated securities (which are not rated by a rating agency) if its portfolio manager determines that the security is of comparable quality to a rated security that the Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the portfolio manager may not accurately evaluate the security’s comparative credit rating. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher- quality fixed income securities. To the extent that a Fund invests in high yield and/or unrated securities, the Fund’s success in achieving its investment objective may depend more heavily on the portfolio manager’s creditworthiness analysis than if the Fund invested exclusively in higher-quality and rated securities.

50	PIMCO Funds

Other Investments and Techniques

The Funds may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this prospectus. These securities and techniques may subject the Funds to additional risks. Please see the Statement of Additional Information for additional information about the securities and investment techniques described in this prospectus and about additional securities and techniques that may be used by the Funds.

Prospectus	51

Financial Highlights

The financial highlights table is intended to help a shareholder understand the financial performance of Class D shares of each Fund since the class of shares was first offered. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in Class D shares of a Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Fund’s financial statements, are included in the Trust’s annual report to shareholders. The annual and semi-annual reports are incorporated by reference in the Statement of Additional Information and are available free of charge upon request from the Distributor. Note: All footnotes to the financial highlights table appear at the end of the tables.

Year or Period Ended	Net Asset Value Beginning of Period	Net Investment Income (Loss)++(a)	Net Realized and Unrealized Gain (Loss) on Investments++(a)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains
Diversified Income Fund
03/31/2005	$10.84	$0.49	$0.10	$0.59	$(0.51)	$(0.05)
07/31/2003–03/31/2004	10.00	0.5	0.90	1.15	(0.30)	(0.01)
Emerging Markets Bond Fund
03/31/2005	$10.73	$0.41	$0.29	$0.70	$(0.45)	$(0.40)
03/31/2004	10.05	0.45	1.81	2.26	(0.50)	(1.08)
03/31/2003	9.60	0.60	0.76	1.36	(0.66)	(0.25)
03/31/2002	8.40	0.65	1.80	2.45	(0.75)	(0.50)
03/31/2001	8.61	0.79	0.20	0.99	(0.80)	(0.40)
Foreign Bond Fund (U.S. Dollar-Hedged)
03/31/2005	$10.52	$0.26	$0.32	$0.58	$(0.23)	$(0.31)
03/31/2004	10.70	0.31	0.00	0.31	(0.28)	(0.21)
03/31/2003	10.39	0.41	0.51	0.92	(0.24)	(0.25)
03/31/2002	10.32	0.43	0.09	0.52	(0.43)	(0.02)
03/31/2001	10.03	0.54	0.50	1.04	(0.54)	(0.21)
GNMA Fund
03/31/2005	$11.09	$0.20	$0.05	$0.25	$(0.24)	$(0.09)
03/31/2004	11.05	0.11	0.31	0.42	(0.26)	(0.12)
03/31/2003	10.67	0.19	0.67	0.86	(0.23)	(0.25)
05/31/2001–03/31/2002	10.43	0.18	0.52	0.70	(0.34)	(0.12)
High Yield Fund
03/31/2005	$9.69	$0.63	$0.02	$0.65	$(0.64)	$0.00
03/31/2004	8.90	0.64	0.80	1.44	(0.65)	0.00
03/31/2003	9.19	0.68	(0.26)	0.42	(0.71)	0.00
03/31/2002	9.88	0.74	(0.68)	0.06	(0.75)	0.00
03/31/2001	10.22	1.52	(0.99)	0.53	(0.87)	0.00
Low Duration Fund
03/31/2005	$10.31	$0.18	$(0.13)	$0.05	$(0.19)	$(0.06)
03/31/2004	10.33	0.17	0.08	0.25	(0.22)	(0.05)
03/31/2003	10.06	0.31	0.45	0.76	(0.35)	(0.14)
03/31/2002	10.03	0.45	0.09	0.54	(0.50)	(0.01)
03/31/2001	9.81	0.62	0.24	0.86	(0.64)	0.00
Short-Term Fund
03/31/2005	$10.07	$0.15	$(0.03)	$0.12	$(0.15)	$(0.03)
03/31/2004	10.04	0.12	0.06	0.18	(0.14)	(0.01)
03/31/2003	10.00	0.26	0.06	0.32	(0.26)	(0.02)
03/31/2002	10.03	0.32	0.06	0.38	(0.39)	(0.02)
03/31/2001	9.95	0.62	0.09	0.71	(0.61)	(0.02)

52	PIMCO Funds

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000’s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$0.00	$(0.56)	$10.87	5.53%	$25,615	1.17	% (i)	4.52%	44%
0.00	(0.31)	10.84	11.62	18,639	1.20	+ (b)	3.72 +	33

$0.00	$(0.85)	$10.58	6.75%	$187,004	1.25%		3.85%	415%
0.00	(1.58)	10.73	23.35	192,006	1.25		4.22	461
0.00	(0.91)	10.05	15.66	92,630	1.27	(c)	6.49	388
0.00	(1.25)	9.60	30.94	27,004	1.26	(c)	6.83	620
0.00	(1.20)	8.40	12.58	11	1.33	(c)	9.33	902

$0.00	$(0.54)	$10.56	5.59%	$235,709	0.95%		2.44%	477%
0.00	(0.49)	10.52	3.00	174,591	0.96	(d)	2.85	711
(0.12)	(0.61)	10.70	9.13	144,142	0.95		3.89	589
0.00	(0.45)	10.39	5.21	53,177	0.96	(d)	4.07	434
0.00	(0.75)	10.32	10.84	26,590	0.99	(d)	5.37	417

$0.00	$(0.33)	$11.01	2.31%	$8,250	0.90%		1.78%	1,209%
0.00	(0.38)	11.09	3.80	8,773	0.92	(e)	0.98	1,409
0.00	(0.48)	11.05	8.16	6,083	0.95	(f)	1.69	763
0.00	(0.46)	10.67	7.40	985	1.01	+ (g)	2.03 +	1,292

$0.00	$(0.64)	$9.70	6.87%	$379,961	0.90%		6.47%	62%
0.00	(0.65)	9.69	16.62	461,971	0.90		6.75	105
0.00	(0.71)	8.90	5.18	271,072	0.90		8.01	129
0.00	(0.75)	9.19	0.68	121,572	0.90		7.84	96
0.00	(0.87)	9.88	5.40	32,820	0.90		15.04	53

$0.00	$(0.25)	$10.11	0.58%	$691,405	0.75%		1.77%	278%
0.00	(0.27)	10.31	2.41	644,925	0.75		1.66	247
0.00	(0.49)	10.33	7.73	438,641	0.75		2.97	218
0.00	(0.51)	10.06	5.57	107,165	0.75		4.54	569
0.00	(0.64)	10.03	9.10	19,282	0.82	(h)	6.23	348

$0.00	$(0.18)	$10.01	1.20%	$204,131	0.75%		1.47%	356%
0.00	(0.15)	10.07	1.79	233,211	0.75		1.18	268
0.00	(0.28)	10.04	3.30	137,874	0.75		2.52	77
0.00	(0.41)	10.00	3.80	81,643	0.82	(h)	3.20	131
0.00	(0.63)	10.03	7.33	6,613	1.31	(h)	6.14	121

Prospectus	53

Financial Highlights (continued)

Year or Period Ended	Net Asset Value Beginning of Period	Net Investment Income (Loss)++(a)	Net Realized and Unrealized Gain (Loss) on Investments++(a)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains
Total Return Fund
03/31/2005	$10.94	$0.23	$(0.04)	$0.19	$(0.23)	$(0.33)
03/31/2004	10.79	0.26	0.36	0.62	(0.29)	(0.18)
03/31/2003	10.41	0.40	0.76	1.16	(0.43)	(0.35)
03/31/2002	10.52	0.50	0.20	0.70	(0.51)	(0.30)
03/31/2001	9.96	0.64	0.56	1.20	(0.64)	0.00
Total Return Mortgage Fund
03/31/2005	$10.83	$0.23	$0.06	$0.29	$(0.27)	$(0.23)
03/31/2004	10.75	0.15	0.32	0.47	(0.27)	(0.12)
03/31/2003	10.35	0.21	0.72	0.93	(0.26)	(0.27)
03/31/2002	10.42	0.35	0.35	0.70	(0.37)	(0.40)
03/31/2001	9.97	0.59	0.63	1.22	(0.59)	(0.18)

+	Annualized.
++	As a result of a change in generally accepted accounting principles, the Fund has reclassified periodic payments made or received for certain derivative instruments, which were previously included within miscellaneous income, to a component of realized gain (loss) in the Statement of Operations. The effects of these reclassifications are noted in the discussion of Swap Agreements in the Notes to the Financial Statements in the March 31, 2005 Annual Report.
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 1.21%.
(c)	Ratio of expenses to average net assets excluding interest expense is 1.25%.
(d)	Ratio of expenses to average net assets excluding interest expense is 0.95%.
(e)	Ratio of expenses to average net assets excluding interest expense is 0.90%.
(f)	Effective December 1, 2002, the administrative expense was reduced to 0.40%.
(g)	Ratio of expenses to average net assets excluding interest expense is 1.00%.
(h)	Ratio of expenses to average net assets excluding interest expense is 0.75%.
(i)	Effective October 1, 2004, the Administrative fee was reduced by 0.05% to an Annual Rate of 0.45%.

54	PIMCO Funds

Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000’s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets++	Portfolio Turnover Rate

$(0.56)	$10.57	1.75%	$2,426,460	0.75%		2.10%	470%
(0.47)	10.94	5.86	1,871,253	0.75		2.37	273
(0.78)	10.79	11.41	1,569,250	0.75		3.76	234
(0.81)	10.41	6.81	648,596	0.75		4.71	445
(0.64)	10.52	12.44	264,984	0.81	(h)	6.28	450

$(0.50)	$10.62	2.67%	$99,056	0.90%		2.16%	824%
(0.39)	10.83	4.48	103,329	0.95	(e)	1.35	993
(0.53)	10.75	9.05	126,132	0.90		1.96	844
(0.77)	10.35	7.43	28,929	0.90		3.37	1,193
(0.77)	10.42	12.69	1,261	0.90		5.78	848

Prospectus	55

Appendix A

Description of Securities Ratings

A Fund’s investments may range in quality from securities rated in the lowest category in which the Fund is permitted to invest to securities rated in the highest category (as rated by Moody’s or S&P or, if unrated, determined by PIMCO to be of comparable quality). The percentage of a Fund’s assets invested in securities in a particular rating category will vary. The following terms are generally used to describe the credit quality of fixed income securities:

High Quality Debt Securities are those rated, in one of the two highest rating categories (the highest category for commercial paper) or, if unrated, deemed comparable by PIMCO.

Investment Grade Debt Securities are those rated in one of the four highest rating categories or, if unrated, deemed comparable by PIMCO.

Below Investment Grade, High Yield Securities (“Junk Bonds”) are those rated lower than Baa by Moody’s or BBB by S&P and comparable securities. They are deemed to be predominately speculative with respect to the issuer’s ability to repay principal and interest.

The following is a description of Moody’s and S&P’s rating categories applicable to fixed income securities.

Moody's Investors Service, Inc.

Moody’s Long-Term Ratings: Bonds and Preferred Stock

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than with Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody’s applies numerical modifiers, 1, 2, and 3 in each generic rating classified from Aa through Caa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

A-1	PIMCO Funds

Corporate Short-Term Debt Ratings

Moody’s short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. Obligations relying upon support mechanisms such as letters of credit and bonds of indemnity are excluded unless explicitly rated.

Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

Short-Term Municipal Bond Ratings

There are three rating categories for short-term municipal bonds that define an investment grade situation, which are listed below. In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents an evaluation of the degree of risk associated with scheduled principal and interest payments, and the other represents an evaluation of the degree of risk associated with the demand feature. The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1. MIG ratings terminate at the retirement of the obligation while VMIG rating expiration will be a function of each issue’s specific structural or credit features.

MIG 1/VMIG 1: This designation denotes superior quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: This designation denotes strong quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3: This designation denotes acceptable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

SG: This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

Standard & Poor's Ratings Services

Corporate and Municipal Bond Ratings

Investment Grade

AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Prospectus	A-2

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions, or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Speculative Grade

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC: Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC: The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C: The rating C is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI: The rating CI is reserved for income bonds on which no interest is being paid.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional ratings: The letter “p” indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

r: The “r” is attached to highlight derivative, hybrid, and certain other obligations that S&P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities.

The absence of an “r” symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R.: Not rated.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

A-3	PIMCO Funds

Commercial Paper Rating Definitions

An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from A for the highest quality obligations to D for the lowest. These categories are as follows:

A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B: Issues rated B are regarded as having only speculative capacity for timely payment.

C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

A commercial paper rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to S&P by the issuer or obtained from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.

Prospectus	A-4

PIMCO Funds

The Trust’s Statement of Additional Information (“SAI”) and annual and semi-annual reports to shareholders include additional information about the Funds. The SAI and the financial statements included in the Funds’ most recent annual report to shareholders are incorporated by reference into this prospectus, which means they are part of this prospectus for legal purposes. The Funds’ annual report discusses the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

You may get free copies of any of these materials, request other information about a Fund, or make shareholder inquiries by calling the Trust at 1-800-426-0107, or by writing to:

Allianz Global Investors Distributors LLC

2187 Atlantic Street

Stamford, CT 06902

You may also contact your financial service firm for details.

You may review and copy information about the Trust, including its SAI, at the Securities and Exchange Commission’s public reference room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the public reference room. You may also access reports and other information about the Trust on the Commission’s Web site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009, or by e-mailing your request to publicinfo@sec.gov.

You can also visit our Web site at www.allianzinvestors.com for additional information about the Funds, including the SAI and the Annual and Semi-Annual reports.

Investment Company File number 811-5028

INVESTMENT ADVISER AND ADMINISTRATOR

PIMCO, 840 Newport Center Drive, Newport Beach, CA 92660

DISTRIBUTOR

Allianz Global Investors Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902-6896

CUSTODIAN

State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO 64105

SHAREHOLDER SERVICING AGENT AND TRANSFER AGENT

PFPC Inc., P.O. Box 9688, Providence, RI 02940-9688

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO 64105

LEGAL COUNSEL

Dechert LLP, 1775 I Street N.W., Washington, D.C. 20006-2401

For further information about the PIMCO Funds, call 1-800-426-0107 or visit our Web site at www.allianzinvestors.com.

Not part of the prospectus

The PIMCO Funds & Allianz Funds Family

The PIMCO Funds & Allianz Funds offer access to the world-class investment firms of Allianz Global Investors–one of the world’s largest asset management companies, with more than $1 trillion under management (as of 12/31/04).

The PIMCO Funds are managed by PIMCO, widely recognized as one of the premier bond managers in the world. The PIMCO Funds cover the fixed-income spectrum, and also include the innovative Real Return Strategy and IndexPLUS funds. PIMCO Total Return Fund is the largest bond fund in the U.S.**

The Allianz Funds are managed by institutional equity managers, including the Allianz-owned investment firms NFJ Investment Group, Oppenheimer Capital, RCM Capital Management, Nicholas-Applegate Capital Management and PEA Capital. The Allianz Funds represent a wide range of investment strategies, including growth and value, small-, mid- and large-cap, domestic and international portfolios.

PIMCO Funds		Allianz Funds
Short-Duration Bond	Tax-Exempt Bond	Value Stock	International Stock
PIMCO Short-Term	PIMCO Short Duration Municipal Income	NFJ Dividend Value	NACM Global
PIMCO Low Duration	PIMCO Municipal Bond	NFJ Large-Cap Value	RCM Global Small-Cap
PIMCO Floating Income	PIMCO California Intermediate	OCC Renaissance	NFJ International Value
Core Bond	Municipal Bond	OCC Value	NACM International
PIMCO Total Return	PIMCO California Municipal Bond	NACM Flex-Cap Value	RCM International
Government/Mortgage Bond	PIMCO New York Municipal Bond	NFJ Small-Cap Value	Growth Equity
PIMCO GNMA	Real Return Strategy	Blend Stock	NACM Pacific Rim
PIMCO Total Return Mortgage	PIMCO Real Return	PEA Growth & Income	Sector-Related Stock
Corporate Bond	PIMCO CommodityRealReturn Strategy	CCM Capital Appreciation	RCM Global Healthcare
PIMCO Diversified Income	PIMCO RealEstateRealReturn Strategy	OCC Core Equity	RCM Biotechnology
PIMCO High Yield	PIMCO All Asset	CCM Mid-Cap	RCM Global Technology
PIMCO Investment Grade	IndexPLUS	Growth Stock	RCM Innovation*
Corporate Bond	PIMCO StocksPLUS	RCM Large-Cap Growth
International Bond	PIMCO StocksPLUS Total Return	RCM Targeted Core Growth
PIMCO Foreign Bond	PIMCO International StocksPLUS	PEA Growth
(U.S. Dollar-Hedged)	TR Strategy	NACM Growth
PIMCO Foreign Bond (Unhedged)	PIMCO Fundamental IndexPLUS	RCM Mid-Cap
PIMCO Emerging Markets Bond	PIMCO Fundamental IndexPLUS TR	PEA Target
PIMCO Developing Local Markets

*	Proposed to merge with RCM Global Technology Fund on or about April 29, 2005.
**	As of 1/31/05 according to SimFunds.

This cover is not part of the Prospectus		AZ002_12645
Allianz Global Investors Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902

PIMCO Funds

Prospectus

JULY 29, 2005

Bond Funds

Share Class	SHORT-DURATION BOND FUNDS	REAL RETURN STRATEGY FUND
R	PIMCO Short-Term Fund	PIMCO Real Return Fund
	PIMCO Low Duration Fund	INDEXPLUS FUND PIMCO StocksPLUS Fund
CORE BOND FUND
PIMCO Total Return Fund
INTERNATIONAL BOND FUND
PIMCO Foreign Bond Fund
(U.S Dollar-Hedged)
CORPORATE BOND FUND
PIMCO High Yield Fund

This cover is not part of the Prospectus.

PIMCO Funds Prospectus

PIMCO Funds

July 29, 2005

Share Class R

This prospectus describes 7 mutual funds offered by PIMCO Funds (the “Trust”). The Funds provide access to the professional investment advisory services offered by Pacific Investment Management Company LLC (“PIMCO”). As of June 30, 2005, PIMCO managed approximately $493 billion in assets.

This prospectus explains what you should know about the Funds before you invest. Please read it carefully.

The Securities and Exchange Commission has not approved or disapproved these securities, or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Prospectus	1

Summary Information

The table below compares certain investment characteristics of the Funds. Other important characteristics are described in the individual Fund Summaries beginning on page 4. Following the table are certain key concepts which are used throughout the prospectus.

		Main Investments	Duration	Credit Quality(1)	Non-U.S. Dollar Denominated Securities(2)
Short Duration Bond Funds	Short-Term	Money market instruments and short maturity fixed income securities	0–1 year	B to Aaa; max 10% below Baa	0–10%
	Low Duration	Short maturity fixed income securities	1–3 years	B to Aaa; max 10% below Baa	0–30%
Intermediate Duration Bond Funds	Total Return	Intermediate maturity fixed income securities	3–6 years	B to Aaa; max 10% below Baa	0–30%
International Bond Funds	Foreign Bond (U.S. Dollar-Hedged)	Intermediate maturity hedged non-U.S. fixed income securities	3–7 years	B to Aaa; max 10% below Baa	≥80%(3)
High Yield Bond Funds	High Yield	Higher yielding fixed income securities	2–6 years	Caa to Aaa; min 80% below Baa subject to max 5% Caa	0–20%
Real Return Funds	Real Return	Inflation-indexed fixed income securities	+/– 3 years of its Index	B to Aaa; max 10% below Baa	0–30%
Equity-Related Funds	StocksPLUS	S&P 500 stock index derivatives backed by a portfolio of short-term fixed income securities	0–1 year	B to Aaa; max 10% below Baa	0–30%

(1)	As rated by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Service (“S&P”), or if unrated, determined by PIMCO to be of comparable quality.
(2)	Each Fund (except the Long-Term U.S. Government Fund) may invest beyond these limits in U.S. dollar-denominated securities of non-U.S. issuers.
(3)	The percentage limitation relates to securities of non-U.S. issuers denominated in any currency.

2	PIMCO Funds

Summary Information (continued)

Fixed Income Instruments

Consistent with each Fund’s investment policies, each Fund invests in “Fixed Income Instruments,” which as used in this prospectus includes:

•	securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (“U.S. Government Securities”);
•	corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;
•	mortgage-backed and other asset-backed securities;
•	inflation-indexed bonds issued both by governments and corporations;
•	structured notes, including hybrid or “indexed” securities, event-linked bonds and loan participations;
•	delayed funding loans and revolving credit facilities;
•	bank certificates of deposit, fixed time deposits and bankers’ acceptances;
•	repurchase agreements and reverse repurchase agreements;
•	debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;
•	obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and
•	obligations of international agencies or supranational entities.

The “Fixed Income Funds” are the Foreign Bond (U.S. Dollar-Hedged), High Yield, Low Duration, Real Return, Short-Term and Total Return Funds. Each Fixed Income Fund differs from the others primarily in the length of the Fund’s duration or the proportion of its investments in certain types of fixed income securities.

Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury.

The Fund may invest in derivatives based on Fixed Income Instruments.

Duration

Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. Similarly, a Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration. By way of example, the price of a bond fund with a duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point.

Credit Ratings

In this prospectus, references are made to credit ratings of debt securities, which measure an issuer’s expected ability to pay principal and interest over time. Credit ratings are determined by rating organizations, such as S&P or Moody’s. The following terms are generally used to describe the credit quality of debt securities depending on the security’s credit rating or, if unrated, credit quality as determined by PIMCO:

•	high quality
•	investment grade
•	below investment grade (“high yield securities” or “junk bonds”)

For a further description of credit ratings, see “Appendix A—Description of Securities Ratings.” As noted in Appendix A, Moody’s and S&P may modify their ratings of securities to show relative standing within a rating category, with the addition of numerical modifiers (1, 2 or 3) in the case of Moody’s, and with the addition of a plus (+) or minus (-) sign in the case of S&P. A Fund may purchase a security, regardless of any rating modification, provided the security is rated at or above the Fund’s minimum rating category. For example, a Fund may purchase a security rated B3 by Moody’s, or B- by S&P, provided the Fund may purchase securities rated B.

Fund Descriptions, Performance and Fees

The Funds provide a broad range of investment choices. The following summaries identify each Fund’s investment objective, principal investments and strategies, principal risks, performance information and fees and expenses. A more detailed “Summary of Principal Risks” describing principal risks of investing in the Funds begins after the Fund Summaries. Investors should be aware that the investments made by a Fund and the results achieved by a Fund at any given time are not expected to be the same as those made by other mutual funds for which PIMCO acts as investment adviser, including mutual funds with names, investment objectives and policies similar to the Funds. Please see “Disclosure of Portfolio Holdings” in the Statement of Additional Information for information about the availability of the complete schedule of each Fund’s holdings.

It is possible to lose money on investments in the Funds.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Prospectus	3

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	Ticker Symbol: PFRRX (R Class)

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management Fund Category International Bond	Fund Focus Intermediate maturity hedged non-U.S. fixed income securities Average Portfolio Duration 3–7 years	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments of issuers located outside the United States, representing at least three foreign countries, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities. Such securities normally are denominated in major foreign currencies. The Fund will normally hedge at least 80% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

PIMCO selects the Fund’s foreign country and currency compositions based on an evaluation of various factors, including, but not limited to relative interest rates, exchange rates, monetary and fiscal policies, trade and current account balances. The average portfolio duration of the Fund normally varies within a three- to seven-year time frame. The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund. To the extent the Fund invests a significant portion of its assets in a concentrated geographical area, the Fund will generally have more exposure to regional economic risks associated with foreign investments.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage Risk • Foreign Investment Risk	• Currency Risk • Issuer Non-Diversification Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Class R shares. For periods prior to the inception date of Class R shares (12/31/02), performance information shown in the bar chart and table is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the actual 12b-1/service fees and other expenses paid by Class R shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

4	PIMCO Funds

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (continued)

Calendar Year Total Returns — Class R	More Recent Return Information

	1/1/05–6/30/05	3.92%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (4th Qtr. ’95)	7.05%

	Lowest (2nd Qtr. ’99)	-1.67%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/04)

	1 Year	5 Years	10 Years
Class R Return Before Taxes	5.92%	6.57%	8.89%
Class R Return After Taxes on Distributions(1)	4.27%	4.53%	5.86%
Class R Return After Taxes on Distributions and Sale of Fund Shares(1)	4.00%	4.40%	5.76%
JPMorgan Government Bond Indices Global ex-US Index Hedged in USD(2)	5.21%	5.96%	8.52%
Lipper International Income Fund Average(3)	10.60%	8.77%	7.56%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Class R shares will vary.
(2)	The JPMorgan Government Bond Indices Global ex-US Index Hedged in USD in an unmanaged index representative of the total return performance in U.S. dollars of major non-U.S. bond markets. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper International Income Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest primarily in U.S. dollar and non-U.S dollar debt securities of issuers located in at least three countries, excluding the United States, except in periods of market weakness. It does not take into account sales charges or taxes.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)(1)

Redemption Fee(2) 2.00%

(1)	Accounts with a minimum balance of $1,000 or less may be charged a fee of $16.
(2)	Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses
Class R	0.25%	0.50%	0.45%	1.20%

(1)	Due to the 12b-1 distribution fee imposed on Class R shares, a Class R shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
(2)	“Other Expenses” reflect an administrative fee of 0.45%.

Examples.  The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Class R	$122	$381	$660	$1,455

Prospectus	5

PIMCO High Yield Fund	Ticker Symbol: PHYRX (R Class)

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management Fund Category High Yield Bond	Fund Focus Higher yielding fixed income securities Average Portfolio Duration 2–6 years	Credit Quality Caa to Aaa; minimum 80% below Baa subject to maximum 5% Caa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities (“junk bonds”) rated below investment grade but rated at least Caa by Moody’s or CCC by S&P, or, if unrated, determined by PIMCO to be of comparable quality, subject to a maximum of 5% of its assets in securities rated Caa by Moody’s or CCC by S&P, or, if unrated, determined by PIMCO to be of comparable quality. The remainder of the Fund’s assets may be invested in investment grade Fixed Income Instruments. The average portfolio duration of this Fund normally varies within a two- to six-year time frame based on PIMCO’s forecast for interest rates. The Fund may invest up to 20% of its total assets in securities denominated in foreign currencies and may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Fund normally will hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase, and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk	• Issuer Risk • Liquidity Risk • Derivatives Risk • Mortgage Risk	• Foreign Investment Risk • Currency Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Class R shares. For periods prior to the inception date of Class R shares (12/31/02), performance information shown in the bar chart and table is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the actual 12b-1/service fees and other expenses paid by Class R shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

6	PIMCO Funds

PIMCO High Yield Fund (continued)

Calendar Year Total Returns — Class R Calendar Year End (through 12/31)
	More Recent Return Information

	1/1/05–6/30/05	1.87%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (4th Qtr. ‘02)	8.68%

	Lowest (2nd Qtr. ‘02)	-5.08%

Average Annual Total Returns (for periods ended 12/31/04)

	1 Year	5 Years	10 Years
Class R Return Before Taxes	8.74%	6.32%	8.20%
Class R Return After Taxes on Distributions(1)	6.37%	3.37%	4.90%
Class R Return After Taxes on Distributions and Sale of Fund Shares(1)	5.61%	3.51%	4.94%
Merrill Lynch US High Yield, BB-B Rated, Constrained Index(2)	9.93%	6.71%	8.27%
Merrill Lynch U.S. High Yield BB-B Rated Index(3)	9.93%	6.21%	8.02%
Lipper High Current Yield Fund Average(4)	9.89%	5.03%	6.55%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Class R shares will vary.
(2)	The Fund has changed its primary benchmark from the Merrill Lynch US BB-B Rated Index (the “Unconstrained Index”) to the Merrill Lynch US BB-B Rated Constrained Index (the “Constrained Index”). This change was made because, as a result of downgrades of large issuers from the investment grade universe into high yield in May 2005, the Unconstrained Index was no longer an appropriate benchmark due to a lack of issuer and industry diversification within the Unconstrained Index. Merrill Lynch US High Yield, BB-B Rated, Constrained Index tracks the performance of BB-B Rated US Dollar-denominated corporate bonds publicly issued in the US domestic market. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Performance of the Constrained Index is calculated using values reflecting the Constrained Index from December 31, 1996 (the date of inception of the Constrained Index). For periods prior to the inception date of the Constrained Index, values reflecting the Unconstrained Index are used, since the Unconstrained Index is the most similar index to the Constrained Index.
(3)	The Merrill Lynch U.S. High Yield BB-B Rated Index is an unmanaged index of bonds rated BB and B by Moody’s or S&P. Prior to 12/31/1996, data represents that of ML High Yield Cash Pay, BB-B rated index. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(4)	The Lipper High Current Yield Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that aim at high (relative) current yield from fixed income securities, have no quality or maturity restrictions, and tend to invest in lower grade debt issues. It does not take into account sales charges or taxes.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)(1)

Redemption Fee(2) 2.00%

(1)	Accounts with a minimum balance of $1,000 or less may be charged a fee of $16.
(2)	Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses
Class R	0.25%	0.50%	0.40%	1.15%

(1)	Due to the 12b-1 distribution fee imposed on Class R shares, a Class R shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
(2)	“Other Expenses” reflect an administrative fee of 0.40%.

Examples.  The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Class R	$117	$365	$633	$1,398

Prospectus	7

PIMCO Low Duration Fund	Ticker Symbol: PLDRX (R Class)

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management Fund Category Short Duration Bond	Fund Focus Short maturity fixed income securities Average Portfolio Duration 1–3 years	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average portfolio duration of this Fund normally varies within a one- to three-year time frame based on PIMCO’s forecast for interest rates.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk	• Issuer Risk • Liquidity Risk • Derivatives Risk • Mortgage Risk	• Foreign Investment Risk • Currency Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Class R shares. For periods prior to the inception date of Class R shares (12/31/02), performance information shown in the bar chart and table is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the actual 12b-1/service fees and other expenses paid by Class R shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

8	PIMCO Funds

PIMCO Low Duration Fund (continued)

Calendar Year Total Returns — Class R
	More Recent Return Information

	1/1/05–6/30/05	0.52%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (2nd Qtr. ’95)	3.45%

	Lowest (2nd Qtr. ’04)	-0.84%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/04)

	1 Year	5 Years	10 Years
Class R Return Before Taxes	1.64%	4.95%	5.71%
Class R Return After Taxes on Distributions(1)	0.98%	3.33%	3.68%
Class R Return After Taxes on Distributions and Sale of Fund Shares(1)	1.12%	3.23%	3.62%
Merrill Lynch 1-3 Year Treasury Index(2)	0.91%	4.93%	5.71%
Lipper Short Investment Grade Debt Fund Average(3)	1.35%	4.57%	5.34%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Class R shares will vary.
(2)	The Merrill Lynch 1-3 Year Treasury Index is an unmanaged index that tracks the performance of the direct Sovereign debt of the US Government having a maturity of at least 1 year and less than 3 years. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper Short Investment Grade Debt Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of less than three years. It does not take into account sales charges or taxes.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)(1)

Redemption Fee(2) 2.00%

(1)	Accounts with a minimum balance of $1,000 or less may be charged a fee of $16.
(2)	Shares that are held less than 7 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(1)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses
Class R	0.25%	0.50%	0.40%	1.15%

(1)	Due to the 12b-1 distribution fee imposed on Class R shares, a Class R shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
(2)	“Other Expenses” reflect an administrative fee of 0.40%.

Examples.  The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Class R	$117	$365	$633	$1,398

Prospectus	9

PIMCO Real Return Fund	Ticker Symbol: PRRRX (R Class)

Principal Investments and Strategies	Investment Objective Seeks maximum real return, consistent with preservation of real capital and prudent investment management Fund Category Inflation-Indexed Bond	Fund Focus Inflation-indexed fixed income securities Average Portfolio Duration See description below	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared daily and distributed monthly

The Fund seeks its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Assets not invested in inflation-indexed bonds may be invested in other types of Fixed Income Instruments. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond’s principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. “Real return” equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure. The average portfolio duration of this Fund normally varies within three years (plus or minus) of the real duration of the Lehman Brothers U.S. TIPS Index, which as of June 30, 2005 was 6.9 years. For these purposes, in calculating the Fund’s average portfolio duration, PIMCO includes the real duration of inflation-indexed portfolio securities and the nominal duration of non-inflation-indexed portfolio securities.

The Fund invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P or, if unrated, determined by PIMCO to be of comparable quality. The Fund also may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage Risk • Foreign Investment Risk	• Currency Risk • Issuer Non-Diversification Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Class R shares. For periods prior to the inception date of Class R shares (12/31/02), performance information shown in the bar chart and table is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the actual 12b-1/service fees and other expenses paid by Class R shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

10	PIMCO Funds

PIMCO Real Return Fund (continued)

Calendar Year Total Returns — Class R
	More Recent Return Information

	1/1/05–6/30/05	2.26%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (3rd Qtr. ’02)	7.52%

	Lowest (2nd Qtr. ’04)	-3.13%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/04)

	1 Year	5 Years	Fund Inception (1/29/97)(4)
Class R Return Before Taxes	8.43%	10.56%	8.25%
Class R Return After Taxes on Distributions(1)	6.28%	8.07%	5.84%
Class R Return After Taxes on Distributions and Sale of Fund Shares(1)	5.53%	7.61%	5.60%
Lehman Brothers U.S. TIPS Index(2)	8.46%	10.85%	7.89%
Lipper Treasury Inflation-Protected Securities Average(3)	7.75%	10.28%	8.07%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Class R shares will vary.
(2)	Lehman Brothers U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to 10/97 represents returns of the Lehman Inflation Notes Index. It is not possible to invest directly in the index. The index does not reflect deduction for fees, expenses or taxes.
(3)	The Lipper Treasury Inflation-Protected Securities Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest primarily in inflation-indexed fixed income securities issued in the United States. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. It does not take into account sales charges or taxes.
(4)	The Fund began operations on 1/29/97. Index comparisons began on 1/31/97.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)(1)

Redemption Fee(2) 2.00%

(1)	Accounts with a minimum balance of $1,000 or less may be charged a fee of $16.
(2)	Shares that are held less than 7 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses
Class R	0.25%	0.50%	0.40%	1.15%

(1)	Due to the 12b-1 distribution fee imposed on Class R shares, a Class R shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
(2)	“Other Expenses” reflect an administrative fee of 0.40%.

Examples.  The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Class R	$117	$365	$633	$1,398

Prospectus	11

PIMCO Short-Term Fund	Ticker Symbol: PTSRX (R Class)

Principal Investments and Strategies	Investment Objective Seeks maximum current income, consistent with preservation of capital and daily liquidity Fund Category Short Duration Bond	Fund Focus Money market instruments and short maturity fixed income securities Average Portfolio Duration 0–1 year	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average portfolio duration of this Fund will vary based on PIMCO’s forecast for interest rates and will normally not exceed one year. For point of reference, the dollar-weighted average portfolio maturity of the Fund is normally not expected to exceed three years.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 10% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk	• Issuer Risk • Derivatives Risk • Mortgage Risk • Foreign Investment Risk	• Currency Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Class R shares. For periods prior to the inception date of Class R shares (12/31/02), performance information shown in the bar chart and table is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the actual 12b-1/service fees and other expenses paid by Class R shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

12	PIMCO Funds

PIMCO Short-Term Fund (continued)

Calendar Year Total Returns — Class R
	More Recent Return Information

	1/1/05–6/30/05	0.88%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (4th Qtr. ’95)	2.47%

	Lowest (2nd Qtr. ’04)	-0.13%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/04)

	1 Year	5 Years	10 Years
Class R Return Before Taxes	1.08%	3.41%	4.80%
Class R Return After Taxes on Distributions(1)	0.71%	2.17%	3.00%
Class R Return After Taxes on Distributions and Sale of Fund Shares(1)	0.75%	2.15%	2.97%
Citigroup 3-month Treasury Bill Index(2)	1.24%	2.79%	4.00%
Lipper Ultra-Short Obligations Fund Average(3)	1.24%	3.55%	4.67%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Class R shares will vary.
(2)	The Citigroup 3-month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper Ultra-Short Obligations Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 65% of their assets in investment-grade debt issues or better, and maintain a portfolio dollar-weighted average maturity between 91 and 365 days. It does not take into account sales charges or taxes.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)(1)

Redemption Fee(2) 2.00%

(1)	Accounts with a minimum balance of $1,000 or less may be charged a fee of $16.
(2)	Shares that are held less than 7 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses	Expense Reduction(3)	Net Fund Operating Expenses
Class R	0.25%	0.50%	0.35%	1.10%	(0.10)%	1.00%

(1)	Due to the 12b-1 distribution fee imposed on Class R shares, a Class R shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
(2)	“Other Expenses” reflect an administrative fee of 0.35%.
(3)	PIMCO and the Distributor have contractually agreed for the Fund’s current and next fiscal year (ending 3/31/06) to waive 0.05% of the Fund’s administrative fee and Distribution and/or Service/(12b-1) Fees, respectively, for the Class A and C shares of the Fund.

Examples.  The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Class R	$112	$350	$606	$1,340

Prospectus	13

PIMCO StocksPLUS Fund	Ticker Symbol: PSPRX (R Class)

Principal Investments and Strategies	Investment Objective Seeks total return which exceeds that of the S&P 500 Fund Category Enhanced Index Stock	Fund Focus S&P 500 stock index derivatives backed by a portfolio of short-term fixed income securities Average Portfolio Duration 0–1 year	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared and distributed quarterly

The Fund seeks to exceed the total return of the S&P 500 by investing under normal circumstances substantially all of its assets in S&P 500 derivatives, backed by a portfolio of Fixed Income Instruments. The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund uses S&P 500 derivatives in addition to or in place of S&P 500 stocks to attempt to equal or exceed the performance of the S&P 500. The value of S&P 500 derivatives closely track changes in the value of the index. However, S&P 500 derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. PIMCO actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund’s total return, subject to an overall portfolio duration which is normally not expected to exceed one year.

The S&P 500 is composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks. The Fund is neither sponsored by nor affiliated with S&P. The Fund seeks to remain invested in S&P 500 derivatives or S&P 500 stocks even when the S&P 500 is declining.

Though the Fund does not normally invest directly in S&P 500 securities, when S&P 500 derivatives appear to be overvalued relative to the S&P 500, the Fund may invest all of its assets in a “basket” of S&P 500 stocks. Individual stocks are selected based on an analysis of the historical correlation between the return of every S&P 500 stock and the return on the S&P 500 itself. PIMCO may employ fundamental analysis of factors such as earnings and earnings growth, price to earnings ratio, dividend growth, and cash flows to choose among stocks that satisfy the correlation tests. The Fund also may invest in exchange traded funds based on the S&P 500, such as Standard & Poor’s Depositary Receipts.

Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

Principal Risks

Under certain conditions, generally in a market where the value of both S&P 500 derivatives and fixed income securities are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of S&P 500 stocks. Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Equity Risk • Mortgage Risk	• Foreign Investment Risk • Currency Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Class R shares. For periods prior to the inception date of Class R shares (12/31/02), performance information shown in the bar chart and table is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the actual 12b-1/service fees and other expenses paid by Class R shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

14	PIMCO Funds

PIMCO StocksPLUS Fund (continued)

Calendar Year Total Returns — Class R Calendar Year End (through 12/31)
	More Recent Return Information

	1/1/05–6/30/05	-1.81%

	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (4th Qtr. ’98)	21.26%

	Lowest (3rd Qtr. ’02)	-16.85%

Average Annual Total Returns (for periods ended 12/31/04)

	1 Year	5 Years	10 Years
Class R Return Before Taxes	9.93%	-2.03%	11.97%
Class R Return After Taxes on Distributions(1)	7.20%	-3.68%	7.68%
Class R Return After Taxes on Distributions and Sale of Fund Shares(1)	6.35%	-2.63%	7.88%
S&P 500 Index(2)	10.88%	-2.30%	12.07%
Lipper Large-Cap Core Fund Average(3)	7.80%	-3.35%	10.07%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Class R shares will vary.
(2)	The Standard & Poor’s 500 Composite Stock Price Index is an unmanaged market index generally considered representative of the stock market as a whole. It is not possible to invest directly in the index. The Index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper Large-Cap Core Fund Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. It does not take into account sales charges or taxes.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)(1)

Redemption Fee(2) 2.00%

(1)	Accounts with a minimum balance of $1,000 or less may be charged a fee of $16.
(2)	Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses
Class R	0.40%	0.50%	0.40%	1.30%

(1)	Due to the 12b-1 distribution fee imposed on Class R shares, a Class R shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
(2)	“Other Expenses” reflect an administrative fee of 0.40%.

Examples.  The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Class R	$132	$412	$713	$1,568

Prospectus	15

PIMCO Total Return Fund	Ticker Symbol: PTRRX (R Class)

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management Fund Category Intermediate Duration Bond	Fund Focus Intermediate maturity fixed income securities Average Portfolio Duration 3–6 years	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average portfolio duration of this Fund normally varies within a three- to six-year time frame based on PIMCO’s forecast for interest rates.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may not invest in equity securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk	• Issuer Risk • Liquidity Risk • Derivatives Risk • Mortgage Risk	• Foreign Investment Risk • Currency Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Class R shares. For periods prior to the inception date of Class R shares (12/31/02), performance information shown in the bar chart and table is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the actual 12b-1/service fees and other expenses paid by Class R shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

16	PIMCO Funds

PIMCO Total Return Fund (continued)

Calendar Year Total Returns — Class R
	More Recent Return Information

	1/1/05–6/30/05	2.54%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (3rd Qtr. ’01)	6.30%

	Lowest (1st Qtr. ’96)	-2.58%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/04)

	1 Year	5 Years	10 Years
Class R Return Before Taxes	4.39%	7.69%	7.77%
Class R Return After Taxes on Distributions(1)	3.05%	5.47%	5.23%
Class R Return After Taxes on Distributions and Sale of Fund Shares(1)	3.19%	5.27%	5.13%
Lehman Brothers Aggregate Bond Index(2)	4.34%	7.71%	7.72%
Lipper Intermediate Investment Grade Debt Fund Average(3)	3.87%	6.87%	6.89%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Class R shares will vary.
(2)	The Lehman Brothers Aggregate Bond Index is an unmanaged index of investment grade, U.S. dollar-denominated fixed income securities of domestic issuers having a maturity greater than one year. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper Intermediate Investment Grade Debt Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to ten years. It does not take into account sales charges or taxes.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)(1)

Redemption Fee(2) 2.00%

(1)	Accounts with a minimum balance of $1,000 or less may be charged a fee of $16.
(2)	Shares that are held less than 7 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses
Class R	0.25%	0.50%	0.40%	1.15%

(1)	Due to the 12b-1 distribution fee imposed on Class R shares, a Class R shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
(2)	“Other Expenses” reflect an administrative fee of 0.40%.

Examples.  The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Class R	$117	$365	$633	$1,398

Prospectus	17

Summary of Principal Risks

The value of your investment in a Fund changes with the values of that Fund’s investments. Many factors can affect those values. The factors that are most likely to have a material effect on a particular Fund’s portfolio as a whole are called “principal risks.” The principal risks of each Fund are identified in the Fund Summaries and are described in this section. Each Fund may be subject to additional risks other than those described below because the types of investments made by a Fund can change over time. Securities and investment techniques mentioned in this summary that appear in bold type are described in greater detail under “Characteristics and Risks of Securities and Investment Techniques.” That section and “Investment Objectives and Policies” in the Statement of Additional Information also include more information about the Funds, their investments and the related risks. There is no guarantee that a Fund will be able to achieve its investment objective. It is possible to lose money by investing in a Fund.

Interest Rate Risk

As nominal interest rates rise, the value of fixed income securities held by a Fund is likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Inflation-indexed securities, including Treasury Inflation-Protected Securities (“TIPS”), decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.

Credit Risk

A Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. Municipal bonds are subject to the risk that litigation, legislation or other political events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest.

High Yield Risk

Funds that invest in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) may be subject to greater levels of interest rate, credit and liquidity risk than Funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce a Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, a Fund may lose its entire investment.

Market Risk

The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Equity securities generally have greater price volatility than fixed income securities.

Issuer Risk

The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Liquidity Risk

Liquidity risk exists when particular investments are difficult to purchase or sell. A Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Funds with principal investment strategies that involve foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Derivatives Risk

Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The various derivative instruments that the Funds may use are referenced under “Characteristics and Risks of Securities and Investment Techniques—Derivatives” in this prospectus and described in more detail under “Investment Objectives and Policies” in the Statement of Additional Information. The Funds typically use derivatives as a substitute for taking a position in the underlying asset and/or as part of a

18	PIMCO Funds

strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Funds may also use derivatives for leverage, in which case their use would involve leveraging risk. A Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, interest rate risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. A Fund investing in a derivative instrument could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Commodity Risk

A Fund’s investments in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Equity Risk

The values of equity securities may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

Mortgage Risk

A Fund that purchases mortgage-related securities is subject to certain additional risks. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. This is known as contraction risk.

Foreign (Non-U.S.) Investment Risk

A Fund that invests in foreign securities may experience more rapid and extreme changes in value than a Fund that invests exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect a Fund’s investments in a foreign country. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in foreign securities. Adverse conditions in a certain region can adversely affect securities of other countries whose economies appear to be unrelated. To the extent that a Fund invests a significant portion of its assets in a concentrated geographic area like Eastern Europe or Asia, the Fund will generally have more exposure to regional economic risks associated with foreign investments.

Currency Risk

Funds that invest directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the returns of the Fund.

Issuer Non-Diversification Risk

Focusing investments in a small number of issuers, industries or foreign currencies increases risk. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than Funds that are “diversified.” Funds that invest in a relatively small number of issuers are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Some of those issuers also may present substantial credit or other risks.

Prospectus	19

Similarly, a Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects or from issuers in a single state.

Leveraging Risk

Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolios securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, PIMCO will segregate or “earmark” liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund’s portfolio securities.

Management Risk

Each Fund is subject to management risk because it is an actively managed investment portfolio. PIMCO and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.

Management of the Funds

Investment Adviser and Administrator

PIMCO serves as the investment adviser and the administrator (serving in its capacity as administrator, the “Administrator”) for the Funds. Subject to the supervision of the Board of Trustees, PIMCO is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters.

PIMCO is located at 840 Newport Center Drive, Newport Beach, California 92660. Organized in 1971, PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. As of June 30, 2005, PIMCO had approximately $493 billion in assets under management.

Advisory Fees

Each Fund pays PIMCO fees in return for providing investment advisory services. For the fiscal year ended March 31, 2005, the Funds paid monthly advisory fees to PIMCO at the following annual rates (stated as a percentage of the average daily net assets of each Fund taken separately):

Fund	Advisory Fees
Foreign Bond (U.S. Dollar-Hedged), High Yield, Low Duration, Real Return, Short-Term and Total Return Funds	0.25%
StocksPLUS Fund	0.40%

Administrative Fees

Each Fund pays for the administrative services it requires under what is essentially an all-in fee structure. Class R shareholders of each Fund pay an administrative fee to PIMCO, computed as a percentage of the Fund’s assets attributable in the aggregate to that class of shares. PIMCO, in turn, provides or procures administrative services for Class R shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Funds do bear other expenses which are not covered under the administrative fee which may vary and affect the total level of expenses paid by the Class R shareholders, such as brokerage fees, commissions and other transaction expenses, costs of borrowing money, including interest expenses, extraordinary expenses (such as litigation and indemnification expenses) and fees and expenses of the Trust’s Independent Trustees and their counsel (if any). PIMCO generally earns a profit on the administrative fee paid by the Funds. Also, under the terms of the administration agreement, PIMCO, and not Fund shareholders, would benefit from any price decreases in third-party services, including decreases resulting from an increase in net assets.

For the fiscal year ended March 31, 2005, the Funds paid PIMCO monthly administrative fees at the following annual rates (stated as a percentage of the average daily net assets attributable in the aggregate to the Fund’s Class R shares):

Fund	Administrative Fees
High Yield, Low Duration, Real Return, Short-Term*, StocksPLUS and Total Return Funds	0.35%
Foreign Bond Fund (U.S. Dollar-Hedged)	0.45%

*	Effective October 1, 2004, the administrative fee for the Short-Term Fund was reduced to an annual rate of 0.35%.

20	PIMCO Funds

Individual Portfolio Managers

The following individuals have primary responsibility for managing each of the noted Funds.

Fund	Portfolio Manager	Since	Recent Professional Experience
Foreign Bond (U.S. Dollar-Hedged)	Sudi Mariappa	11/00	Managing Director, PIMCO. He joined PIMCO as a Portfolio Manager in 2000. Prior to joining PIMCO, Mr. Mariappa was a Managing Director with Merrill Lynch from 1999-2000. Prior to that, he was associated with Sumitomo Finance International as an Executive Director in 1998, and with Long-term Capital Management as a strategist from 1995-1998.

High Yield	Raymond G. Kennedy	4/02	Managing Director, PIMCO. He is a Portfolio Manager and a senior member of PIMCO’s investment strategy group. He joined PIMCO as a Credit Analyst in 1996.

Low Duration StocksPLUS Total Return	William H. Gross	5/87* 1/98 5/87*	Managing Director, Chief Investment Officer and a founding partner of PIMCO.

Real Return	John B. Brynjolfsson	1/97*	Managing Director, PIMCO. He joined PIMCO as a Portfolio Manager in 1989, and has managed fixed income accounts for various institutional clients and funds since 1992.

Short-Term	Paul A. McCulley	8/99	Managing Director, PIMCO. He has managed fixed income assets since joining PIMCO in 1999. Prior to joining PIMCO, Mr. McCulley was associated with Warburg Dillion Read as a Managing Director from 1992-1999 and Head of Economic and Strategy Research for the Americas from 1995-1999, where he managed macro research world-wide.

*	Since inception of the Fund.

Please see the Statement of Additional Information for additional information about other accounts managed by the portfolio managers, the portfolio managers’ compensation and the portfolio managers’ ownership of shares of the Funds.

Distributor

The Trust’s Distributor is Allianz Global Investors Distributors LLC (“AGID” or “Distributor”), an indirect subsidiary of Allianz Global Investors of America L.P. (“AGI”). The Distributor, located at 2187 Atlantic Street, Stamford, CT 06902, is a broker-dealer registered with the Securities and Exchange Commission (“SEC”).

Regulatory and Litigation Matters

On June 1, 2004, the Attorney General of the State of New Jersey announced that it had dismissed PIMCO from a complaint filed by the New Jersey Attorney General on February 17, 2004, and that it had entered into a settlement agreement (the “New Jersey Settlement”) with PIMCO’s parent company, AGI (formerly known as Allianz Dresdner Asset Management of America L.P.), PEA Capital LLC (an entity affiliated with PIMCO through common ownership) (“PEA”) and AGID, in connection with the same matter. In the New Jersey Settlement, AGI, PEA and AGID neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the New Jersey Settlement alleged, among other things, that AGI, PEA and AGID had failed to disclose that they improperly allowed certain hedge funds to engage in “market timing” in certain funds. The complaint sought injunctive relief, civil monetary penalties, restitution and disgorgement of profits.

Since February 2004, PIMCO, AGI, PEA, AGID, and certain of their affiliates, including the Trust, Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series), and the Trustees of the Trust, have been named as defendants in 14 lawsuits filed in U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. Ten of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in the U.S. District Court for the District of Maryland; four of those lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the Trust and the Allianz Funds during specified periods, or as derivative actions on behalf of the Trust and Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain of the Allianz Funds and Funds of the Trust and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, the Trustees, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the Trust or on behalf of the Trust itself against other defendants. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote the Allianz Funds and Funds of the Trust, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

Prospectus	21

The Trust has learned that, on April 11, 2005, the Attorney General of the State of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia (the “West Virginia Complaint”) against Allianz Global Investors Fund Management LLC (formerly PA Fund Management LLC) (“AGIF”), PEA and AGID alleging, among other things, that they improperly allowed broker-dealers, hedge funds and investment advisers to engage in frequent trading of various open-end funds advised or distributed by Allianz Global Investors Fund Management LLC and certain of its affiliates in violation of the funds’ stated restrictions on “market timing.” On May 31, 2005, AGIF, PEA and AGID, along with the other mutual fund defendants in the action, removed the action to the U.S. District Court for the District of West Virginia. The West Virginia Complaint also names numerous other defendants unaffiliated with Allianz Global Investors Fund Management in separate claims alleging improper market timing and/or late trading of open-end investment companies advised or distributed by such other defendants. The West Virginia Complaint seeks injunctive relief, civil monetary penalties, investigative costs and attorney’s fees.

Under Section 9(a) of the Investment Company Act of 1940, as amended (“1940 Act”), if the New Jersey Settlement or any of the lawsuits described above were to result in a court injunction against AGI, PEA, AGID and/or their affiliates, PIMCO could, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser, and AGID could be barred from serving as principal underwriter, to any registered investment company, including the Funds. In connection with an inquiry from the SEC concerning the status of the New Jersey Settlement under Section 9(a), PEA, AGID, AGI and certain of their affiliates (including PIMCO) (together, the “Applicants”) have sought exemptive relief from the SEC under Section 9(c) of the 1940 Act. The SEC has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey Settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the SEC takes final action on their application for a permanent order. There is no assurance that the SEC will issue a permanent order.

If the West Virginia Complaint were to result in a court injunction against AGIF, PEA or AGID, the Applicants would, in turn, seek exemptive relief under Section 9(c) with respect to that matter, although there is no assurance that such exemptive relief would be granted.

It is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Funds. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Funds or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Funds.

The foregoing speaks only as of the date of this prospectus. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated only if those developments are material.

How Fund Shares Are Priced

The net asset value (“NAV”) of a Fund’s Class R shares is determined by dividing the total value of a Fund’s portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class.

Fund shares are valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the NYSE is open. For purposes of calculating the NAV, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Funds or their agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by

22	PIMCO Funds

changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United Stat es or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed and an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When a Fund uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. The Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined by the Board of Trustees or persons acting at their direction may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed below under “Abusive Trading Practices.” Fair value pricing may require subjective determinations about the value of security.

How to Buy and Sell Shares

General Information

The following section provides basic information about how to buy, sell (redeem) and exchange Class R shares of the Funds.

•	Retirement Plans. Class R shares generally are available only to 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, non-qualified deferred compensation plans and other accounts whereby the plan or the plan’s financial service firm has an agreement with the Distributor or the Administrator to utilize Class R shares in certain investment products or programs (collectively, “retirement plans”). In addition, Class R shares also are generally available only to retirement plans where Class R shares are held on the books of the Funds through omnibus accounts (either at the Plan level or at the level of the financial service firm). Class R shares are not available to retail or institutional non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, or individual 403(b) plans, or through the PIMCO College Access 529 Plan accounts.

The administrator of a plan or employee benefits office can provide participants with detailed information on how to participate in the plan and how to elect a Fund as an investment option. Plan participants may be permitted to elect different investment options, alter the amounts contributed to the plan, or change how contributions are allocated among investment options in accordance with the plan’s specific provisions. The plan administrator or employee benefits office should be consulted for details. For questions about participant accounts, participants should contact their employee benefits office, the plan administrator, or the organization that provides recordkeeping services for the plan.

Eligible retirement plans generally may open an account and purchase Class R shares by contacting any broker, dealer or other financial intermediary (“financial service firm”) authorized to sell Class R shares of the Funds. Additional shares may be purchased through a retirement plan’s administrator or recordkeeper.

Prospectus	23

Financial service firms may provide or arrange for the provision of some or all of the shareholder servicing and account maintenance services required by retirement plan accounts and their plan participants, including, without limitation, transfers of registration and dividend payee changes. Financial service firms may also perform other functions, including generating confirmation statements, and may arrange with plan administrators for other investment or administrative services. Financial service firms may independently establish and charge retirement plans and plan participants transaction fees and/or other additional amounts for such services, which may change over time. Similarly, retirement plans may change plan participants for certain expenses. These fees and additional amounts could reduce an investment return in Class R shares of the Funds.

Financial service firms and retirement plans may have omnibus accounts and similar arrangements with the Trust and may be paid for providing sub-transfer agency and other services. A firm or retirement plan may be paid for its services directly or indirectly by the Funds, the Adviser or an affiliate (normally not to exceed an annual rate of 0.50% of a Fund’s average daily net assets attributable to its Class R shares and purchased through such firm or retirement plan for its clients). The Distributor may pay a financial service firm or retirement plan an additional amount not to exceed 0.20% for sub-transfer agency or other administrative services. Your retirement plan may establish various minimum investment requirements for Class R shares of the Funds and may also establish certain privileges with respect to purchases, redemptions and exchanges of Class R shares or the reinvestment of dividends. Plan participants should contact their plan administrator with respect to these issues. Plan administrators should contact their financial service firm for information about the firm. This Prospectus should be read in connection with the retirement plan’s and/or the financial service firm’s materials regarding its fees and services.

•	Calculation of Share Price and Redemption Payments. When shareholders buy or sell (redeem) Class R shares of the Funds, they pay or receive a price equal to the NAV of the shares, subject to any Redemption Fees. NAVs are determined at the NYSE Close on each day the NYSE is open. See “How Fund Shares Are Priced” above for details. Generally, purchase and redemption orders for Fund shares are processed at the NAV next calculated after an order is received by the Distributor. In addition, orders received by the Distributor from financial service firms after NAV is determined that day will be processed at that day’s NAV if the orders were received by the firm from the retirement plan prior to such determination and were transmitted to and received by the Distributor prior to its close of business that day (normally 7:00 p.m., Eastern time).

Investors who purchase shares through retirement plans should be aware that plan administrators may aggregate purchase and redemption orders for participants in the plan. Therefore, there may be a delay between the time the investor places an order with the plan administrator and the time the order is forwarded to the Transfer Agent for execution.

The Trust does not calculate NAVs or process orders on days when the NYSE is closed. If a purchase or redemption order is received by the Distributor on a day when the NYSE is closed, it will be processed on the next succeeding day when the NYSE is open (according to the succeeding day’s NAV).

Distribution and Servicing (12b-1) Plans

The Funds pay fees to the Distributor on an ongoing basis as compensation for the services the Distributor renders and the expenses it bears in connection with the sale and distribution of Fund shares (“distribution fees”) and in connection with personal services rendered to Fund shareholders and the maintenance of shareholder accounts (“servicing fees”). These payments are made pursuant to Distribution and Servicing Plans (“12b-1 Plans”) adopted by each Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (“1940 Act”).

There is a separate 12b-1 Plan for each class of shares offered in this Prospectus. The following lists the maximum annual rates at which the distribution and servicing fees may be paid under each 12b-1 Plan (calculated as a percentage of each Fund’s average daily net assets attributable to the particular class of shares):

All Funds	Servicing Fee	Distribution Fee
Class R	0.25%	0.25%

Because 12b-1 fees are paid out of a Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than sales charges which are deducted at the time of investment. Therefore, although Class R shares of the Funds do not pay initial sales charges, the distribution fees payable on Class R shares may, over time, cost you more than the initial sales charge imposed on other classes of the Funds’ shares.

24	PIMCO Funds

Payments to Financial Firms

Some or all of the distribution fees and servicing fees described above are paid to the broker, dealer or financial adviser (collectively, “financial firms”) through which you purchase your shares. With respect to Class B and Class C shares, the financial firms are also paid at the time of your purchase a commission, depending on the Fund involved, of up to 4.00% and 1.00%, respectively, of your investment in such share classes. Please see the SAI and Guide for more details. A financial firm is one that, in exchange for compensation, sells, among other products, mutual fund shares (including the shares offered in this Prospectus) or provides services for mutual fund shareholders. Financial firms include brokers, dealers, insurance companies and banks.

In addition, AGID, PIMCO and their affiliates (for purposes of this subsection only, collectively, the “Distributor”) may from time to time make additional payments such as cash bonuses or provide other incentives to selected financial firms as compensation for services such as, without limitation, providing the Funds with “shelf space” or a higher profile for the financial firms’ financial consultants and their customers, placing the Funds on the financial firms’ preferred or recommended fund list, granting the Distributor access to the financial firms’ financial consultants, providing assistance in training and educating the financial firms’ personnel, and furnishing marketing support and other specified services. These payments may be significant to the financial firms and may also take the form of sponsorship of seminars or informational meetings or payment for attendance by persons associated with the financial firms at seminars or informational meetings.

A number of factors will be considered in determining the amount of these additional payments to financial firms. On some occasions, such payments may be conditioned upon levels of sales, including the sale of a specified minimum dollar amount of the shares of a Fund, all other series of Trust, other funds sponsored by the Distributor and/or a particular class of shares, during a specified period of time. The Distributor may also make payments to one or more participating financial firms based upon factors such as the amount of assets a financial firm’s clients have invested in the Funds and the quality of the financial firm’s relationship with the Distributor.

The additional payments described above are made at the Distributor’s expense. These payments may be made, at the discretion of the Distributor, to some of the top 50 financial firms that have sold the greatest amounts of shares of the Funds. The level of payments made to a financial firm in any future year will vary and normally will not exceed the sum of (a) 0.10% of such year’s fund sales by that financial firm and (b) 0.06% of the assets attributable to that financial firm invested in equity funds sponsored by the Distributor and 0.03% of the assets invested in fixed-income funds sponsored by the Distributor. In lieu of payments pursuant to the foregoing formulae, the Distributor may make payments of an agreed upon amount which normally will not exceed the amount that would have been payable pursuant to the formulae. There are a few existing relationships on different bases that will continue, some even into 2005, until they end. In some cases, in addition to the payments described above, the Distributor will make payments for special events such as a conference or seminar sponsored by one of such financial firms.

If investment advisers, distributors or affiliates of mutual funds pay bonuses and incentives in differing amounts, financial firms and their financial consultants may have financial incentives for recommending a particular mutual fund over other mutual funds. In addition, depending on the arrangements in place at any particular time, a financial firm and its financial consultants may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your financial advisor and review carefully any disclosure by the financial firm as to compensation received by your financial advisor.

Wholesale representatives of the Distributor visit brokerage firms on a regular basis to educate financial advisors about the Funds and to encourage the sale of Fund shares to their clients. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

Although a Fund may use financial firms that sell Fund shares to effect transactions for the Fund’s portfolio, the Fund and the Adviser will not consider the sale of Fund shares as a factor when choosing financial firms to effect those transactions.

For further details about payments made by the Distributor to financial firms, please see the SAI and Guide.

From time to time, PIMCO or its affiliates may pay investment consultants or their parent or affiliated companies for certain services including technology, operations, tax, or audit consulting services, and may pay such firms for PIMCO’s attendance at investment forums sponsored by such firms or for various studies, surveys, or access to databases. PIMCO and its affiliates may also provide investment advisory services to investment

Prospectus	25

consultants and their affiliates. These consultants or their affiliates may, in the ordinary course of their investment consultant business, recommend that their clients utilize PIMCO’s investment advisory services or invest in the Funds or in other products sponsored by PIMCO and its affiliates.

Buying Shares

Class R shares of each Fund are continuously offered to retirement plans. See “Retirement Plans” above. Plan participants may purchase Class R shares only through their retirement plans. In connection with purchases, retirement plans are responsible for forwarding all necessary documentation to their financial service firm or the Distributor. Retirement plans and financial service firms may charge for such services.

A retirement plan may also purchase Class R shares directly from the Trust. To make direct investments, a plan administrator must open an account with the Distributor and send payment for Class R shares either by mail or through a variety of other purchase options and plans offered by the Trust. Retirement plans that purchase their shares directly from the Trust must hold their shares in an omnibus account at the retirement plan level.

Retirement plans which wish to invest directly by mail should send a check payable to Allianz Global Investors Distributors LLC, along with a completed application form to:

Allianz Global Investors Distributors LLC

P.O. Box 9688

Providence, RI 02940-0926

The Trust accepts all purchases by mail subject to collection of checks at full value and conversion into federal funds. Investors may make subsequent purchases by mailing a check to the address above with a letter describing the investment or with the additional investment portion of a confirmation statement. Checks for subsequent purchases should be payable to Allianz Global Investors Distributors LLC and should clearly indicate the relevant account number. Investors should call the Distributor at 1-800-426-0107 if they have any questions regarding purchases by mail.

Class R shares of the Funds will be held in a plan participant’s account (which in turn may hold Class R shares through the account of a financial service firm) and, generally, retirement plans will hold Class R shares (either directly or through a financial service firm) in nominee or street name as the participant’s agent. In most cases, the Trust’s transfer agent, PFPC, Inc., will have no information with respect to or control over accounts of specific Class R shareholders and participants may obtain information about their accounts only through their plan. In the interest of economy and convenience, certificates for Class R shares will not be issued.

The Distributor, in its sole discretion, may accept or reject any order for purchase of Fund shares. The sale of shares will be suspended during any period in which the NYSE is closed for other than weekends or holidays, or if permitted by the rules of the SEC, when trading on the NYSE is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the SEC for the protection of investors.

Request for Multiple Copies of Shareholder Documents

To reduce expenses, it is intended that only one copy of the Funds’ prospectus and each annual and semi-annual report will be mailed to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents and your shares are held directly with the Trust, call the Trust at 1-800-426-0107. Alternatively, if your shares are held through a financial institution, please contact it directly. Within thirty days after receipt of your request by the Trust, the Trust will begin sending you individual copies.

Investment Minimums.  The following investment minimums apply for purchases of Class R shares.

Initial Investment	Subsequent Investments
$2,500 per Fund	$50 per Fund

In addition, accounts with balances of $1,000 or less may be charged an annual fee of $16. This fee may be deducted in quarterly installments from the below-minimum account and paid to the Administrator for certain categories of investors, including certain tax-qualified retirement plans, and for certain special investment programs and plans offered by the Trust.

Retirement plans and financial service firms may impose different investment minimums than the Trust. Please contact your plan administrator or financial service firm for information.

26	PIMCO Funds

Abusive Trading Practices

The Trust encourages shareholders to invest in the Funds as part of a long-term investment strategy and discourages excessive, short-term trading and other abusive trading practices. To that end, the Trust’s Board of Trustees has adopted policies and procedures reasonably designed to detect and prevent short-term trading activity that may be harmful to a Fund and its shareholders. Such activities, sometimes referred to as “market timing,” may have a detrimental effect on the Fund(s) and its/their shareholders. For example, depending upon various factors such as the size of a Fund and the amount of its assets maintained in cash, short-term or excessive trading by Fund shareholders may interfere with the efficient management of the Fund’s portfolio, increase transaction costs and taxes, and may harm the performance of the Fund and its shareholders.

The Trust seeks to deter and prevent abusive trading practices, and to reduce these risks, through several methods. First, the Trust imposes redemption fees on most Fund shares redeemed or exchanged within a given period after their purchase. See “Redemption Fees” below for further information. In certain situations, the Funds have elected not to impose redemption fees. See “Waiver of Redemption Fees” below for a discussion on the specific situations in which the Funds will not impose redemption fees.

Second, to the extent that there is a delay between a change in the value of a mutual fund’s portfolio holdings, and the time when that change is reflected in the net asset value of the fund’s shares, the fund is exposed to the risk that investors may seek to exploit this delay by purchasing or redeeming shares at net asset values that do not reflect appropriate fair value prices. The Trust seeks to deter and prevent this activity, sometimes referred to as “stale price arbitrage,” by the appropriate use of “fair value” pricing of the Funds’ portfolio securities. See “How Fund Shares Are Priced” below for more information.

Third, the Trust seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Trust and PIMCO each reserve the right to restrict or refuse any purchase or exchange transaction if, in the judgment of the Trust or of PIMCO, the transaction may adversely affect the interests of a Fund or its shareholders. Among other things, the Trust may monitor for any patterns of frequent purchases and sales that appear to be made in response to short-term fluctuations in share price, and may also monitor for any attempts to improperly avoid the imposition of Redemption Fees. Notice of any restrictions or rejections of transactions may vary according to the particular circumstances.

Although the Trust and its service providers seek to use these methods to detect and prevent abusive trading activities, and although the Trust will consistently apply such methods there can be no assurances that such activities can be mitigated or eliminated. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for presentation to the Fund on a net basis, conceal the identity of the individual investors from the Fund. This makes it more difficult for the Funds to identify short-term transactions in the Funds.

Minimum Account Size

Due to the relatively high cost to the Funds of maintaining small accounts, investors are asked to maintain an account balance in each Fund in which the investor invests of at least the minimum investment necessary to open the particular type of account. If an investor’s balance for any Fund remains below the minimum for three months or longer, the Administrator has the right (except in the case of employer-sponsored retirement accounts) to redeem any remaining shares and close that Fund account after giving the investor 60 days to increase the balance. Your Fund account will not be liquidated if the reduction in size is due solely to a decline in market value of your Fund shares or if the aggregate value of all your Allianz Funds and PIMCO Funds accounts exceeds $50,000.

Exchanging Shares

Except as provided below or in the applicable Fund’s or series’ prospectus(es), Class R shares of any Fund may be exchanged for Class R shares of any other Fund or series of Allianz Funds that offers Class R shares. Shares are exchanged on the basis of their respective NAVs next calculated after an exchange order is received by the Distributor. Exchanges of shares held less than a certain number of days may be subject to a redemption fee. See “Redemption Fees” below. Retirement plans or financial service firms may impose various fees and charges, investment minimums and other requirements with respect to exchanges. [In addition, for taxable shareholders, an exchange is generally a taxable event which will generate capital gains or losses, and special rules may apply in computing tax basis when determining gain or loss.] Plan participants should contact their plan administrators to exchange shares and for additional information about the exchange privilege.

An investor may exchange shares only with respect to Funds or other eligible series that are registered in the investor’s state of residence or where an exemption from registration is available.

The Trust reserves the right to refuse exchange purchases (or purchase and redemption and/or redemption and purchase transactions) if, in the judgment of PIMCO, the transaction would adversely affect a Fund and its shareholders. Although the Trust has no current intention of terminating or modifying the exchange privilege, it reserves the right to do so at any time. Except as otherwise permitted by SEC regulations, the Trust will give 60

Prospectus	27

days’ advance notice to a plan’s financial service firm of any termination or material modification of the exchange privilege with respect to Class R shares.

Selling Shares

Class R shares may be redeemed through the investor’s plan administrator on any day the NYSE is open. Other than any applicable redemption fee (see below), investors do not pay any fees or other charges to the Trust or the Distributor when selling shares, although retirement plans and financial service firms may charge for their services in processing redemption requests. Please contact the plan or firm for details.

Subject to any restrictions in the applicable retirement plan documents, plan administrators are obligated to transmit redemption orders to the Distributor or their financial service firm promptly and are responsible for ensuring that redemption requests are in proper form. Retirement plans and financial service firms will be responsible for furnishing all necessary documentation to the Distributor or the Trust’s transfer agent and may charge for their services. Redemption proceeds will be forwarded to the retirement plan or financial service firm as promptly as possible and in any event within seven days after the redemption request is received by the Distributor in good order.

Redemptions of Fund shares may be suspended when trading on the Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the SEC for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payment for more than seven days, as permitted by law.

For shareholder protection, a request to change information contained in an account registration (for example, a request to change the bank designated to receive wire redemption proceeds) must be received in writing, signed by the minimum number of persons designated on the completed application that are required to effect a redemption, and accompanied by a signature guarantee from any eligible guarantor institution, as determined in accordance with the Trust’s procedures. Shareholders should inquire as to whether a particular institution is an eligible guarantor institution. A signature guarantee cannot be provided by a notary public. In addition, corporations, trusts, and other institutional organizations are required to furnish evidence of the authority of the persons designated on the completed application to effect transactions for the organization.

Redemption Fees

Shareholders of each Fund listed below will be subject to a Redemption Fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares redeemed or exchanged (based on the total redemption proceeds after any applicable deferred sales charges) within a certain number of days after their acquisition (by purchase or exchange). The following table indicates the applicable holding period for each Fund. Shares redeemed or exchanged before the expiration of the holding period will be subject to the Redemption Fee.

Fund	Holding Period(1)
Low Duration, Real Return, Short-Term and Total Return Funds	7 days
Foreign Bond (U.S. Dollar-Hedged), High Yield and StocksPLUS Funds	30 days

(1)	With respect to any acquisition of shares, the holding period commences on the day of acquisition. A new holding period begins with each acquisition of shares through a purchase or exchange.

In cases where redeeming shareholders hold shares acquired on different dates, the first-in/first-out (“FIFO”) method will be used to determine which shares are being redeemed, and therefore whether a Redemption Fee is payable. In cases where redemptions are processed through financial intermediaries, there may be a delay between the time the shareholder redeems his or her shares and the payment of the Redemption Fee to the Fund, depending upon such financial intermediaries’ trade processing procedures and systems.

A new time period begins with each acquisition of shares through a purchase or exchange. For example, for Funds with a seven-day holding period, a series of transactions in which shares of Fund A are exchanged for shares of Fund B four days after the purchase of the Fund A shares, followed four days later by an exchange of the Fund B shares for shares of Fund C, will be subject to two Redemption Fees (one on each exchange).

The purpose of Redemption Fees is to deter excessive, short-term trading and other abusive trading practices as described above under “Abusive Trading Practices” and to help offset the costs associated with the sale of portfolio securities to satisfy redemption and exchange requests made by “market timers” and other short-term shareholders, thereby insulating longer-term shareholders from such costs. Redemption Fees are not paid separately, but are deducted from the amount to be received in connection with a redemption or exchange. Redemption Fees are paid to and retained by the Funds to defray certain costs described below and are not paid to or retained by PIMCO or the Distributor. Redemption Fees are not sales loads or contingent deferred sales

28	PIMCO Funds

loads. Redemption and exchange of shares acquired through the reinvestment of dividends and distributions are not subject to Redemption Fees.

Limitations on the Assessment of Redemption Fees.  The Funds may not be able to impose and/or collect the Redemption Fee in certain circumstances. For example, the Funds will not be able to collect the Redemption Fee on redemptions and exchanges by shareholders who invest through certain retirement plans or through certain financial intermediaries (for example, through broker-dealer omnibus accounts or through a recordkeeping organization) that have not agreed to assess or collect the Redemption Fee from such shareholders, or that have not agreed to provide the information necessary for the Funds to impose the Redemption Fee on such shareholders or do not currently have the capability to assess or collect the Redemption Fee. The Funds may nonetheless continue to effect share transactions for such shareholders and financial intermediaries. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for presentation to a Fund on a net basis, conceal the identity of the individual investors from the Fund. This makes it more difficult for the Funds to identify short-term transactions in the Funds, and makes assessment of the Redemption Fee on transactions effected through such accounts impractical without the assistance of the financial intermediary. Due to these limitations on the assessment of the Redemption Fee, the Funds’ use of Redemption Fees may not successfully eliminate excessive short-term trading in shares of the Funds.

Waivers of Redemption Fees.  In the following situations, the Funds have elected not to impose the Redemption Fee:

•	redemptions and exchanges of Fund shares acquired through the reinvestment of dividends and distributions;
•	certain types of redemptions and exchanges of Fund shares owned through participant-directed retirement plans (see below for details);
•	redemptions or exchanges in discretionary asset allocation or wrap programs (“wrap programs”) that are initiated by the sponsor of the program as part of a periodic rebalancing, provided that such rebalancing occurs no more frequently than quarterly;
•	redemptions or exchanges in a wrap program that are made as a result of a full withdrawal from the wrap program or as part of a systematic withdrawal plan;
•	involuntary redemptions, such as those resulting from a shareholder’s failure to maintain a minimum investment in the Funds, or to pay shareholder fees;
•	redemptions and exchanges effected by other mutual funds that are sponsored by PIMCO or its affiliates; and
•	otherwise as PIMCO or the Trust may determine in their sole discretion.

Applicability of Redemption Fees in Certain Defined Contribution Plans.  Redemption fees will not apply to the following transactions in participant-directed retirement plans (such as 401(k), 403(b), 457 and Keogh plans): 1) where the shares being redeemed were purchased with new contributions to the plan (e.g., payroll contributions, employer contributions, loan repayments); 2) redemptions made in connection with taking out a loan from the plan; 3) redemptions in connection with death, disability, hardship withdrawals, or Qualified Domestic Relations Orders; 4) redemptions made as part of a systematic withdrawal plan; 5) redemptions made by a defined contribution plan in connection with a termination or restructuring of the plan or 6) redemptions made in connection with a participant’s termination of employment. Redemption fees generally will apply to other participant-directed redemptions and exchanges. For example, if a participant exchanges shares of Fund A that were purchased with new contributions, into Fund B, a redemption fee would not apply to that exchange. However, any subsequent participant-directed exchange of those shares from Fund B into Fund A or another fund may be subject to redemption fees, depending upon the holding period and subject to the exceptions described in this paragraph.

Retirement plan sponsors, participant recordkeeping organizations and other financial intermediaries may also impose their own restrictions, limitations or fees in connection with transactions in the Funds’ shares, which may be stricter than those described in this section. You should contact your plan sponsor, recordkeeper or financial intermediary for more information on any differences in how the redemption fee is applied to your investments in the Funds, and whether any additional restrictions, limitations or fees are imposed in connection with transactions in Fund shares.

Prospectus	29

The Trust may eliminate or modify the waivers enumerated above at any time, in its sole discretion. Shareholders will receive 60 days’ notice of any material changes to the Redemption Fee, unless otherwise permitted by law.

Redemptions in Kind

The Trust has agreed to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1% of the Fund’s net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust may pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. Except for Funds with a tax-efficient management strategy, it is highly unlikely that shares would ever be redeemed in kind. If shares are redeemed in kind, investors should expect to incur transaction costs upon the disposition of the securities received in the distribution.

Verification of Identity

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, a Fund must obtain the following information for each person that opens a new account:

1.    Name.

2.    Date of birth (for individuals).

3.    Residential or business street address.

4.    Social security number, taxpayer identification number, or other identifying number.

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

Individuals may also be asked for a copy of their driver’s license, passport or other identifying document in order to verify their identity. In addition, it may be necessary to verify an individual’s identity by cross-referencing the identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

After an account is opened, a Fund may restrict your ability to purchase additional shares until your identity is verified. A Fund also may close your account and redeem your shares or take other appropriate action if it is unable to verify your identity within a reasonable time.

Fund Distributions

Each Fund distributes substantially all of its net investment income to shareholders in the form of dividends. You begin earning dividends on Fund shares the day after the Trust receives your purchase payment. Dividends paid by each Fund with respect to each class of shares are calculated in the same manner and at the same time. The following shows when each Fund intends to declare and distribute income dividends to shareholders of record.

Fund	Declared Daily and Paid Monthly	Declared and Paid Quarterly
Fixed Income Funds	•
StocksPLUS Fund		•

In addition, each Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently.

You can choose from the following distribution options:

•	Reinvest all distributions in additional shares of the same class of your Fund at NAV. This will be done unless you elect another option.
•	Invest all distributions in shares of the same class of any other Fund of the Trust or Allianz Funds which offers that class at NAV. You must have an account existing in the Fund selected for investment with the identical registered name. You must elect this option on your account application or by a telephone request to the Transfer Agent at 1-800-426-0107.
•	Receive all distributions in cash (either paid directly to you or credited to your account with your broker or other financial intermediary). You must elect this option on your account application or by a telephone request to the Transfer Agent at 1-800-426-0107.

30	PIMCO Funds

You do not pay any sales charges on shares you receive through the reinvestment of Fund distributions.

If you elect to receive Fund distributions in cash and the postal or other delivery service is unable to deliver checks to your address of record, the Trust’s Transfer Agent will hold the returned checks for your benefit in a non-interest bearing account.

Tax Consequences

•	Taxes on Fund distributions. If you are subject to U.S. federal income tax, you will be subject to tax on Fund distributions whether you received them in cash or reinvested them in additional shares of the Funds. For federal income tax purposes, Fund distributions will be taxable to you as either ordinary income or capital gains.

Fund dividends (i.e., distributions of investment income) are taxable to you as ordinary income. Federal taxes on Fund distributions of gains are determined by how long the Fund owned the investments that generated the gains, rather than how long you have owned your shares. Distributions of gains from investments that a Fund owned for more than one year will generally be taxable to you as long-term capital gains. Distributions of gains from investments that the Fund owned for one year or less will generally be taxable to you as ordinary income.

Fund distributions are taxable to you even if they are paid from income or gains earned by a Fund prior to your investment and thus were included in the price you paid for your shares. For example, if you purchase shares on or just before the record date of a Fund distribution, you will pay full price for the shares and may receive a portion of your investment back as a taxable distribution.

•	Taxes when you sell (redeem) or exchange your shares. Any gain resulting from the sale of Fund shares will generally be subject to federal income tax. When you exchange shares of a Fund for shares of another series, the transaction will be treated as a sale of the Fund shares for these purposes, and any gain on those shares will generally be subject to federal income tax.

•	Returns of capital. If a Fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in the Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

•	Consult your tax advisor about other possible tax consequences. This is a summary of certain federal income tax consequences of investing in a Fund. You should consult your tax advisor for more information on your own tax situation, including possible state, local and foreign tax consequences.

•	A Note on the Real Return Fund. Periodic adjustments for inflation to the principal amount of an inflation-indexed bond may give rise to original issue discount, which will be includable in the Fund’s gross income. Due to original issue discount, the Fund may be required to make annual distributions to shareholders that exceed the cash received, which may cause the Fund to liquidate certain investments when it is not advantageous to do so. Also, if the principal value of an inflation-indexed bond is adjusted downward due to deflation, amounts previously distributed in the taxable year may be characterized in some circumstances as a return of capital.

This section relates only to federal income tax; the consequences under other tax laws may differ. Shareholders should consult their tax advisors as to the possible application of foreign, state and local income tax laws to Fund dividends and capital distributions. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Funds.

Characteristics and Risks of Securities and Investment Techniques

This section provides additional information about some of the principal investments and related risks of the Funds described under “Summary Information” and “Summary of Principal Risks” above. It also describes characteristics and risks of additional securities and investment techniques that may be used by the Funds from time to time. Most of these securities and investment techniques are discretionary, which means that PIMCO can decide whether to use them or not. This prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Funds. As with any mutual fund, investors in the Funds rely on the professional investment judgment and skill of PIMCO and the individual portfolio managers.

Prospectus	31

Please see “Investment Objectives and Policies” in the Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Funds.

Securities Selection

Most of the Funds in this prospectus seek maximum total return. The total return sought by a Fund consists of both income earned on a Fund’s investments and capital appreciation, if any, arising from increases in the market value of a Fund’s holdings. Capital appreciation of fixed income securities generally results from decreases in market interest rates or improving credit fundamentals for a particular market sector or security.

In selecting securities for a Fund, PIMCO develops an outlook for interest rates, currency exchange rates and the economy; analyzes credit and call risks, and uses other security selection techniques. The proportion of a Fund’s assets committed to investment in securities with particular characteristics (such as quality, sector, interest rate or maturity) varies based on PIMCO’s outlook for the U.S. economy and the economies of other countries in the world, the financial markets and other factors.

PIMCO attempts to identify areas of the bond market that are undervalued relative to the rest of the market. PIMCO identifies these areas by grouping bonds into sectors such as money markets, governments, corporates, mortgages, asset-backed and international. Sophisticated proprietary software then assists in evaluating sectors and pricing specific securities. Once investment opportunities are identified, PIMCO will shift assets among sectors depending upon changes in relative valuations and credit spreads. There is no guarantee that PIMCO’s security selection techniques will produce the desired results.

U.S. Government Securities

U.S. Government Securities are obligations of, or guaranteed by, the U.S. Government, its agencies or government-sponsored enterprises. U.S. Government Securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. U.S. Government Securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

Municipal Bonds

Municipal bonds are generally issued by states and local governments and their agencies, authorities and other instrumentalities. Municipal bonds are subject to interest rate, credit and market risk. The ability of an issuer to make payments could be affected by litigation, legislation or other political events or the bankruptcy of the issuer. Lower rated municipal bonds are subject to greater credit and market risk than higher quality municipal bonds.

The Funds may invest, without limitation, in residual interest bonds, which are created by depositing municipal securities in a trust and dividing the income stream of an underlying municipal bond in two parts, one, a variable rate security and the other, a residual interest bond. The interest rate for the variable rate security is determined by an index or an auction process held approximately every 7 to 35 days, while the residual interest bond holder receives the balance of the income from the underlying municipal bond less an auction fee. The market prices of residual interest bonds may be highly sensitive to changes in market rates and may decrease significantly when market rates increase.

Mortgage-Related and Other Asset-Backed Securities

Each Fund may invest in mortgage- or other asset-backed securities. Each Fund may invest all of its assets in such securities. Mortgage-related securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property.

The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. If unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of the security can be expected to increase. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

32	PIMCO Funds

One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund’s yield to maturity from these securities. Each Fund may invest up to 5% of its total assets in any combination of mortgage-related or other asset-backed IO, PO, or inverse floater securities.

Each Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The Funds may invest in other asset-backed securities that have been offered to investors.

Loan Participations and Assignments

Certain Funds may invest in fixed- and floating-rate loans, which investments generally will be in the form of loan participations and assignments of portions of such loans. Participations and assignments involve special types of risk, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. If a Fund purchases a participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower.

Corporate Debt Securities

Corporate debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates rise, the value of corporate debt securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

High Yield Securities

Securities rated lower than Baa by Moody’s or lower than BBB by S&P are sometimes referred to as “high yield” or “junk” bonds. Investing in high yield securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields, high yield securities typically entail greater potential price volatility and may be less liquid than higher-rated securities. High yield securities may be regarded as predominately speculative with respect to the issuer’s continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities.

Variable and Floating Rate Securities

Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. Each Fund may invest in floating rate debt instruments (“floaters”) and engage in credit spread trades. While floaters provide a certain degree of protection against rises in interest rates, a Fund will participate in any declines in interest rates as well. Each Fund may also invest in inverse floating rate debt instruments (“inverse floaters”). An inverse floater may exhibit greater price volatility than a fixed rate obligation of similar credit quality. Each Fund may invest up to 5% of its total assets in any combination of mortgage-related or other asset-backed IO, PO or inverse floater securities.

Inflation-Indexed Bonds

Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Short-term increases in inflation may lead to a decline in value. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Prospectus	33

Event-Linked Exposure

Each Fund may obtain event-linked exposure by investing in “event-linked bonds” or “event-linked swaps” or implement “event-linked strategies.” Event-linked exposure results in gains or losses that typically are contingent, or formulaically related to defined trigger events. Examples of trigger events include hurricanes, earthquakes, weather-related phenomena, or statistics relating to such events. Some event-linked bonds are commonly referred to as “catastrophe bonds.” If a trigger event occurs, a Fund may lose a portion or its entire principal invested in the bond or notional amount on a swap. Event-linked exposure often provides for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. Event-linked exposure may also expose a Fund to certain unanticipated risks including credit risk, counterparty risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences. Event-linked exposures may also be subject to liquidity risk.

Convertible and Equity Securities

Each Fund except the Total Return Fund may invest in convertible securities or equity securities. The Total Return Fund may not invest in equity securities but may invest in convertible securities that are not considered equities. Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, that are convertible into or exercisable for common stock at a stated price or rate. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security will normally also provide income and is subject to interest rate risk. Convertible securities may be lower-rated securities subject to greater levels of credit risk. A Fund may be forced to convert a security before it would otherwise choose, which may have an adverse effect on the Fund’s ability to achieve its investment objective.

The Fixed Income Funds intend to invest primarily in fixed income securities; however, while some countries or companies may be regarded as favorable investments, pure fixed income opportunities may be unattractive or limited due to insufficient supply, or legal or technical restrictions. In such cases, subject to its applicable investment restrictions, a Fund may consider convertible securities or equity securities to gain exposure to such investments.

Equity securities generally have greater price volatility than fixed income securities. The market price of equity securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally or particular industries represented in those markets. The value of an equity security may also decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Foreign (Non-U.S.) Securities

Each Fund may invest in foreign (non-U.S.) securities. Investing in foreign securities involves special risks and considerations not typically associated with investing in U.S. securities. Shareholders should consider carefully the substantial risks involved for Funds that invest in securities issued by foreign companies and governments of foreign countries. These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; and political instability. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. The securities markets, values of securities, yields and risks associated with foreign securities markets may change independently of each other. Also, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in foreign securities may also involve higher custodial costs than domestic investments and additional transaction costs with respect to foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in foreign currencies.

Certain Funds also may invest in sovereign debt issued by governments, their agencies or instrumentalities, or other government-related entities. Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In addition, there is no bankruptcy proceeding by which defaulted sovereign debt may be collected.

•	Emerging Market Securities. Each Fund may invest up to 10% of its total assets (5% in the case of the Low Duration and Short-Term Funds) in securities of issuers based in countries with developing (or “emerging market”) economies.

34	PIMCO Funds

A security is economically tied to an emerging market country if it is principally traded on the country’s securities markets, or the issuer is organized or principally operates in the country, derives a majority of its income from its operations within the country, or has a majority of its assets in the country. The adviser has broad discretion to identify and invest in countries that it considers to qualify as emerging securities markets. However, an emerging securities market is generally considered to be one located in any country that is defined as an emerging or developing economy by the World Bank or its related organizations, or the United Nations or its authorities. In making investments in emerging market securities, the Funds emphasize countries with relatively low gross national product per capita and with the potential for rapid economic growth. The adviser will select the country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, and any other specific factors it believes to be relevant.

Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in foreign, developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging markets securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

Each Fund may invest in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with a debt restructuring. Investments in Brady Bonds may be viewed as speculative. Brady Bonds acquired by a Fund may be subject to restructuring arrangements or to requests for new credit, which may cause the Fund to suffer a loss of interest or principal on any of its holdings.

Foreign (Non-U.S.) Currencies

A Fund that invests directly in foreign currencies or in securities that trade in, or receive revenues in, foreign currencies will be subject to currency risk. Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments.

•

Foreign Currency Transactions.  Funds that invest in securities denominated in foreign currencies may engage in foreign currency transactions on a spot (cash) basis, and enter into forward foreign currency exchange contracts and invest in foreign currency futures contracts and options on foreign currencies and futures. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract, reduces a Fund’s exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. The effect on the value of a Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. A contract to sell foreign currency would limit any potential gain which might be realized if the value of the hedged currency increases. A Fund may enter into these contracts to hedge against foreign exchange risk, to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in such transactions at any given time or from time to time. Also, such transactions may not be successful and may eliminate any chance for a Fund to benefit from favorable

Prospectus	35

fluctuations in relevant foreign currencies. A Fund may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are positively correlated. The Fund will segregate or “earmark” assets determined to be liquid by PIMCO to cover its obligations under forward foreign currency exchange contracts entered into for non-hedging purposes.

Repurchase Agreements

Each Fund may enter into repurchase agreements, in which the Fund purchases a security from a bank or broker-dealer, which agrees to repurchase the security at the Fund’s cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Reverse Repurchase Agreements, Dollar Rolls and Other Borrowings

Each Fund may enter into reverse repurchase agreements and dollar rolls, subject to the Fund’s limitations on borrowings. A reverse repurchase agreement or dollar roll involves the sale of a security by a Fund and its agreement to repurchase the instrument at a specified time and price, and may be considered a form of borrowing for some purposes. A Fund will segregate assets determined to be liquid by PIMCO or otherwise to cover its obligations under reverse repurchase agreements, dollar rolls, and other borrowings. Reverse repurchase agreements, dollar rolls and other forms of borrowings may create leveraging risk for a Fund.

Each Fund may borrow money to the extent permitted under the 1940 Act. This means that, in general, a Fund may borrow money from banks for any purpose on a secured basis in an amount up to  1/3 of the Fund’s total assets. A Fund may also borrow money for temporary administrative purposes on an unsecured basis in an amount not to exceed 5% of the Fund’s total assets.

Derivatives

Each Fund may, but is not required to, use derivative instruments for risk management purposes or as part of its investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. Examples of derivative instruments include options contracts, futures contracts, options on futures contracts and swap agreements (including, but not limited to, credit default swaps). Each Fund may invest some or all of its assets in derivative instruments. A portfolio manager may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed. A description of these and other derivative instruments that the Funds may use are described under “Investment Objectives and Policies” in the Statement of Additional Information.

The value of a commodity-linked derivative investment generally is based upon the price movements of a physical commodity (such as energy, mineral, or agricultural products), a commodity futures contract or commodity index, or other economic variable based upon changes in the value of commodities or the commodities markets. Swap transactions are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows or assets at specified intervals in the future. The obligations may extend beyond one year. There is no central exchange or market for swap transactions and therefore they are less liquid investments than exchange-traded instruments. A Fund bears the risk that the counterparty could default under a swap agreement. Further, certain Funds may invest in derivative debt instruments with principal and/or coupon payments linked to the value of commodities, commodity futures contracts or the performance of commodity indices. These are “commodity-linked” or “index-linked” notes. They are sometimes referred to as “structured notes” because the terms of the debt instrument may be structured by the issuer of the note and the purchaser of the note.

The value of these notes will rise or fall in response to changes in the underlying commodity or related index of investment. These notes expose a Fund economically to movements in commodity prices. These notes also are subject to risks, such as credit, market and interest rate risks, that in general affect the values of debt securities. Therefore, at the maturity of the note, a Fund may receive more or less principal that it originally invested. A Fund might receive interest payments on the note that are more or less than the stated coupon interest payments.

A Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments. A description of various risks associated with particular derivative instruments is included in “Investment Objectives and Policies” in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Funds.

36	PIMCO Funds

Management Risk.  Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

Credit Risk.  The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a “counterparty”) to make required payments or otherwise comply with the contract’s terms. Additionally, credit default swaps could result in losses if a Fund does not correctly evaluate the creditworthiness of the company on which the credit default swap is based.

Liquidity Risk.  Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Leverage Risk.  Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a Fund uses derivatives for leverage, investments in that Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, each Fund will segregate or “earmark” assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under derivative instruments.

Lack of Availability.  Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, the portfolio manager may wish to retain the Fund’s position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other suitable counterparty can be found. There is no assurance that a Fund will engage in derivatives transactions at any time or from time to time. A Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.

Market and Other Risks.  Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund’s interest. If a portfolio manager incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. A Fund may also have to buy or sell a security at a disadvantageous time or price because the Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, a Fund’s use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments.

Delayed Funding Loans and Revolving Credit Facilities

The Funds may also enter into, or acquire participations in, delayed funding loans and revolving credit facilities, in which a lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. These commitments may have the effect of requiring a Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that a Fund is committed to advance additional funds, it will segregate or “earmark” assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees in an amount sufficient to meet such commitments. Delayed funding loans and revolving credit facilities are subject to credit, interest rate and liquidity risk and the risks of being a lender.

Prospectus	37

When-Issued, Delayed Delivery and Forward Commitment Transactions

Each Fund may purchase securities which it is eligible to purchase on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date. This risk is in addition to the risk that the Fund’s other assets will decline in value. Therefore, these transactions may result in a form of leverage and increase a Fund’s overall investment exposure. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated or “earmarked” to cover these positions.

Investment in Other Investment Companies

Each Fund may invest up to 10% of its total assets in securities of other investment companies, such as open-end or closed-end management investment companies, or in pooled accounts or other investment vehicles which invest in foreign markets. As a shareholder of an investment company, a Fund may indirectly bear service and other fees which are in addition to the fees the Fund pays its service providers.

Subject to the restrictions and limitations of the 1940 Act, each Fund may elect to pursue its investment objective either by investing directly in securities, or by investing in one or more underlying investment vehicles or companies that have substantially similar investment objectives, policies and limitations as the Fund. The Funds may also invest in exchange traded funds, subject to the restrictions and limitations of the 1940 Act.

Short Sales

Each Fund may make short sales as part of its overall portfolio management strategies or to offset a potential decline in value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. Short sales expose a Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as “covering” the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. A Fund making a short sale must segregate or “earmark” assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees or otherwise cover its position in a permissible manner.

Illiquid Securities

Each Fund may invest up to 15% of its net assets in illiquid securities. Certain illiquid securities may require pricing at fair value as determined in good faith under the supervision of the Board of Trustees. A portfolio manager may be subject to significant delays in disposing of illiquid securities, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Loans of Portfolio Securities

For the purpose of achieving income, each Fund may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see “Investment Objectives and Policies” in the Statement of Additional Information for details. When a Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. A Fund may pay lending fees to a party arranging the loan.

Portfolio Turnover

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

Temporary Defensive Strategies

For temporary or defensive purposes, each Fund may invest without limit in U.S. debt securities, including taxable securities and short-term money market securities, when PIMCO deems it appropriate to do so. When a Fund engages in such strategies, it may not achieve its investment objective.

38	PIMCO Funds

Changes in Investment Objectives and Policies

The investment objective of each Fund is fundamental and may not be changed without shareholder approval. Unless otherwise stated, all other investment policies of the Funds may be changed by the Board of Trustees without shareholder approval.

Percentage Investment Limitations

Unless otherwise stated, all percentage limitations on Fund investments listed in this prospectus will apply at the time of investment. A Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment. For each Fund that has adopted a policy to invest at least 80% of its assets in investments suggested by its name, the term “assets” means net assets plus the amount of any borrowings for investment purposes.

Credit Ratings and Unrated Securities

Rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. Appendix A to this prospectus describes the various ratings assigned to fixed income securities by Moody’s and S&P. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risks. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. A Fund will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. PIMCO does not rely solely on credit ratings, and develops its own analysis of issuer credit quality.

A Fund may purchase unrated securities (which are not rated by a rating agency) if its portfolio manager determines that the security is of comparable quality to a rated security that the Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the portfolio manager may not accurately evaluate the security’s comparative credit rating. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality fixed income securities. To the extent that a Fund invests in high yield and/or unrated securities, the Fund’s success in achieving its investment objective may depend more heavily on the portfolio manager’s creditworthiness analysis than if the Fund invested exclusively in higher-quality and rated securities.

Other Investments and Techniques

The Funds may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this prospectus. These securities and techniques may subject the Funds to additional risks. Please see the Statement of Additional Information for additional information about the securities and investment techniques described in this prospectus and about additional securities and techniques that may be used by the Funds.

Prospectus	39

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of Class R shares of each Fund since the class of shares for each Fund was first offered. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a particular class of shares of a Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Fund’s financial statements, are included in the Trust’s annual report to shareholders. The annual report is incorporated by reference in the Statement of Additional Information and is available free of charge upon request from the Distributor.

Year or Period Ended	Net Asset Value Beginning of Period	Net Investment Income (Loss)++(a)	Net Realized and Unrealized Gain (Loss) on Investments++(a)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains
Foreign Bond Fund (U.S. Dollar-Hedged)
03/31/2005	$10.52	$0.21	$0.34	$0.55	$(0.20)	$(0.31)
03/31/2004	10.70	0.26	0.02	0.28	(0.25)	(0.21)
12/31/2002 - 03/31/2003	10.58	0.09	0.11	0.20	(0.05)	0.00
High Yield Fund
03/31/2005	$9.69	$0.60	$0.02	$0.62	$(0.61)	$0.00
03/31/2004	8.90	0.61	0.81	1.42	(0.63)	0.00
12/31/2002 - 03/31/2003	8.52	0.17	0.38	0.55	(0.17)	0.00
Low Duration Fund
03/31/2005	$10.31	$0.15	$(0.14)	$0.01	$(0.15)	$(0.06)
03/31/2004	10.33	0.14	0.07	0.21	(0.18)	(0.05)
12/31/2002 - 03/31/2003	10.27	0.05	0.07	0.12	(0.06)	0.00
Real Return Fund
03/31/2005	$11.79	$0.25	$0.06	$0.31	$(0.36)	$(0.32)
03/31/2004	11.42	0.20	1.00	1.20	(0.32)	(0.51)
12/31/2002 - 03/31/2003	11.26	0.07	0.16	0.23	(0.07)	0.00
Short-Term Fund
03/31/2005	$10.07	$0.12	$(0.04)	$0.08	$(0.11)	$(0.03)
03/31/2004	10.04	0.07	0.07	0.14	(0.10)	(0.01)
12/31/2002 - 03/31/2003	9.99	0.04	0.06	0.10	(0.05)	0.00
StocksPLUS Fund
03/31/2005	$9.63	$0.09	$0.39	$0.48	$(0.48)	$0.00
03/31/2004	7.71	0.05	2.56	2.61	(0.69)	0.00
12/31/2002 - 03/31/2003	7.90	0.02	(0.21)	(0.19)	0.00	0.00
Total Return Fund
03/31/2005	$10.94	$0.19	$(0.04)	$0.15	$(0.19)	$(0.33)
03/31/2004	10.79	0.19	0.38	0.57	(0.24)	(0.18)
12/31/2002 - 03/31/2003	10.67	0.08	0.12	0.20	(0.08)	0.00

+	Annualized.
++	As a result of a change in generally accepted accounting principles, the Fund has reclassified periodic payments made or received for certain derivative instruments, which were previously included within miscellaneous income, to a component of realized gain (loss) in the Statement of Operations. The effects of these reclassifications are noted in the discussion of Swap Agreements in the Notes to the Financial Statements in the March 31, 2005 Annual Report.
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 1.20%.
(c)	Effective December 22, 2004, PIMCO and the Distributor have contractually agreed for the Fund’s current and next fiscal year (ending 03/31/2006) to waive 0.05% of both the Fund’s administrative fee and/or service/12-b-1 Fees, respectively.

40	PIMCO Funds

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000’s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets++		Portfolio Turnover Rate

$0.00	$(0.51)	$10.56	5.30%	$998	1.20%		2.02%		477%
0.00	(0.46)	10.52	2.71	73	1.22	(b)	2.46		711
(0.03)	(0.08)	10.70	1.93	10	1.20	+	3.02	+	589

$0.00	$(0.61)	$9.70	6.60%	$6,910	1.15%		6.15%		62%
0.00	(0.63)	9.69	16.33	1,342	1.15		6.32		105
0.00	(0.17)	8.90	6.44	11	1.15	+	7.57	+	129

$0.00	$(0.21)	$10.11	0.17%	$4,718	1.15%		1.43%		278%
0.00	(0.23)	10.31	2.00	1,490	1.15		1.36		247
0.00	(0.06)	10.33	1.21	10	1.15	+	2.09	+	218

$0.00	$(0.68)	$11.42	2.74%	$40,738	1.15%		2.16%		369%
0.00	(0.83)	11.79	10.95	8,240	1.15		1.75		308
0.00	(0.07)	11.42	2.02	10	1.15	+	2.36	+	191

$0.00	$(0.14)	$10.01	0.84%	$504	1.10	%(c)	1.23%		356%
0.00	(0.11)	10.07	1.38	48	1.15		0.75		268
0.00	(0.05)	10.04	0.95	10	1.15	+	1.66	+	77

$0.00	$(0.48)	$9.63	5.13%	$1,355	1.30%		0.96%		371%
0.00	(0.69)	9.63	34.07	135	1.30		0.47		287
0.00	0.00	7.71	(2.41)	10	1.30	+	(16.53	)+	282

$0.00	$(0.52)	$10.57	1.35%	$104,680	1.15%		1.76%		470%
0.00	(0.42)	10.94	5.42	31,079	1.15		1.69		273
0.00	(0.08)	10.79	1.90	2,099	1.15	+	2.91	+	234

Prospectus	41

Appendix A

Description of Securities Ratings

A Fund’s investments may range in quality from securities rated in the lowest category in which the Fund is permitted to invest to securities rated in the highest category (as rated by Moody’s or S&P or, if unrated, determined by PIMCO to be of comparable quality). The percentage of a Fund’s assets invested in securities in a particular rating category will vary. The following terms are generally used to describe the credit quality of fixed income securities:

High Quality Debt Securities are those rated in one of the two highest rating categories (the highest category for commercial paper) or, if unrated, deemed comparable by PIMCO.

Investment Grade Debt Securities are those rated in one of the four highest rating categories or, if unrated, deemed comparable by PIMCO.

Below Investment Grade, High Yield Securities (“Junk Bonds”) are those rated lower than Baa by Moody’s or BBB by S&P and comparable securities. They are considered predominantly speculative with respect to the issuer’s ability to repay principal and interest.

The following is a description of Moody’s and S&P’s rating categories applicable to fixed income securities.

Moody's Investors Service, Inc.

Moody’s Long-Term Ratings: Bonds and Preferred Stock

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than with Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody’s applies numerical modifiers, 1, 2, and 3 in each generic rating classified from Aa through Caa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Corporate Short-Term Debt Ratings

Moody’s short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. Obligations relying upon support mechanisms such as letters of credit and bonds of indemnity are excluded unless explicitly rated.

Prospectus	A-1

Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

Short-Term Municipal Bond Ratings

There are three rating categories for short-term municipal bonds that define an investment grade situation, which are listed below. In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents an evaluation of the degree of risk associated with scheduled principal and interest payments, and the other represents an evaluation of the degree of risk associated with the demand feature. The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1. MIG ratings terminate at the retirement of the obligation while VMIG rating expiration will be a function of each issue’s specific structural or credit features.

MIG 1/VMIG 1: This designation denotes superior quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: This designation denotes strong quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3: This designation denotes acceptable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

SG: This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

Standard & Poor's Ratings Services

Corporate and Municipal Bond Ratings

Investment Grade

AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions, or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Speculative Grade

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

A-2	PIMCO Funds

B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC: Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC: The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C: The rating C is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI: The rating CI is reserved for income bonds on which no interest is being paid.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional ratings: The letter “p” indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

r: The “r” is attached to highlight derivative, hybrid, and certain other obligations that S&P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities.

The absence of an “r” symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R.: Not rated.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Commercial Paper Rating Definitions

An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from A for the highest quality obligations to D for the lowest. These categories are as follows:

A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B: Issues rated B are regarded as having only speculative capacity for timely payment.

C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

A commercial paper rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to S&P by the issuer or obtained from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.

Prospectus	A-3

PIMCO Funds

The Trust’s Statement of Additional Information (“SAI”) and annual and semi-annual reports to shareholders include additional information about the Funds. The SAI and the financial statements included in the Funds’ most recent annual report to shareholders are incorporated by reference into this prospectus, which means they are part of this Prospectus for legal purposes. The Funds’ annual report discusses the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

The SAI includes the Allianz Funds and PIMCO Funds Shareholders’ Guide for Class A, B, C and R Shares, a separate booklet which contains more detailed information about Fund purchase, redemption and exchange options and procedures and other information about the Funds. You can get a free copy of the Guide together with or separately from the rest of the SAI.

You may get free copies of any of these materials, request other information about a Fund, or make shareholder inquiries by calling 1-800-426-0107, or by writing to:

Allianz Global Investors Distributors LLC

2187 Atlantic Street

Stamford, CT 06902

You may review and copy information about the Trust, including its SAI, at the Securities and Exchange Commission’s public reference room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the public reference room. You may also access reports and other information about the Trust on the Commission’s Web site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102, or by e-mailing your request to publicinfo@sec.gov.

You can also visit our Web site at www.allianzinvestors.com for additional information about the Funds, including the SAI and the annual and semi-annual reports.

Investment Company Act File number 811-5028

PIMCO Funds

INVESTMENT ADVISER AND ADMINISTRATOR

PIMCO, 840 Newport Center Drive, Newport Beach, CA 92660

DISTRIBUTOR

Allianz Global Investors Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902-6896

CUSTODIAN

State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO 64105

SHAREHOLDER SERVICING AGENT AND TRANSFER AGENT

PFPC Inc., P.O. Box 9688, Providence, RI 02940-9688

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO 64105

LEGAL COUNSEL

Dechert LLP, 1775 I Street N.W., Washington, D.C. 20006-2401

For further information about the PIMCO Funds, call 1-800-426-0107 or visit our Web site at www.allianzinvestors.com.

Not part of the prospectus

The PIMCO Funds & Allianz Funds Family

The PIMCO Funds & Allianz Funds offer access to the world-class investment firms of Allianz Global Investors–one of the world’s largest asset management companies, with more than $1 trillion under management (as of 12/31/04).

The PIMCO Funds are managed by PIMCO, widely recognized as one of the premier bond managers in the world. The PIMCO Funds cover the fixed-income spectrum, and also include the innovative Real Return Strategy and IndexPLUS funds. PIMCO Total Return Fund is the largest bond fund in the U.S.*

The Allianz Funds are managed by institutional equity managers, including the Allianz-owned investment firms NFJ Investment Group, Oppenheimer Capital, RCM Capital Management, Nicholas-Applegate Capital Management and PEA Capital. The Allianz Funds represent a wide range of investment strategies, including growth and value, small-, mid- and large-cap, domestic and international portfolios.

PIMCO Funds		Allianz Funds
Short-Duration Bond	Corporate Bond	Value Stock	Growth Stock
PIMCO Short-Term	PIMCO High Yield	NFJ Dividend Value	RCM Large-Cap Growth
PIMCO Low Duration	International Bond	OCC Renaissance	PEA Growth
Core Bond	PIMCO Foreign Bond	OCC Value	RCM Mid-Cap
PIMCO Total Return	(U.S. Dollar-Hedged)	NFJ Small-Cap Value	International Stock
	Real Return Strategy	Blend Stock	NACM Global
	Real Return	PEA Growth & Income
	IndexPLUS	CCM Capital Appreciation
	StocksPLUS	CCM Mid-Cap

www.allianzinvestors.com
* As of 1/31/05 according to SimFunds.
This cover is not part of the Prospectus	AZ062_12645

Allianz Global Investors Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902

PIMCO Funds

Prospectus

July 29, 2005

Real Return Strategy

& IndexPLUS Funds

Share Classes	REAL RETURN STRATEGY FUNDS
A B C	PIMCO CommodityRealReturn Strategy Fund
PIMCO RealEstateRealReturn Strategy Fund
PIMCO All Asset Fund
PIMCO All Asset All Authority Fund
INDEXPLUS STOCK FUNDS
PIMCO StocksPLUS Fund
PIMCO StocksPLUS Total Return Fund
PIMCO International StocksPLUS
TR Strategy Fund
PIMCO Fundamental IndexPLUS TR Fund

This cover is not part of the Prospectus.

PIMCO Funds Prospectus

PIMCO Funds

July 29, 2005

Share Classes A, B and C

This prospectus describes 8 mutual funds offered by PIMCO Funds (the “Trust”). The Funds provide access to the professional investment advisory services offered by Pacific Investment Management Company LLC (“PIMCO”). As of June 30, 2005, PIMCO managed approximately $493 billion in assets.

This prospectus explains what you should know about the Funds before you invest. Please read it carefully.

The Securities and Exchange Commission has not approved or disapproved these securities, or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Prospectus	1

Summary Information

The table below compares certain investment characteristics of the Funds. Other important characteristics are described in the individual Fund Summaries beginning on page 4. Following the table are certain key concepts which are used throughout the prospectus.

		Main Investments	Duration	Credit Quality(1)	Non-U.S. Dollar Denominated Securities(2)
Real Return Strategy Funds	All Asset	Other PIMCO Funds with certain limitations	Average of Funds held(3)	Average of Funds held(3)	Average of Funds held(3)
	All Asset All Authority	Other PIMCO Funds except the All Asset Fund	Average of Funds held(3)	Average of Funds held(3)	Average of Funds held(3)
	RealEstateRealReturn Strategy	Real estate-linked derivative instruments backed by a portfolio of inflation-indexed and other fixed income securities	0–10 years	B to Aaa; max 10% below Baa	0–30%
	CommodityReal- Return Strategy	Commodity-linked derivatives backed by a portfolio of inflation-indexed and other fixed income securities	0–10 years	B to Aaa; max 10% below Baa	0–30%
Equity-Related Funds	StocksPLUS	S&P 500 stock index derivatives backed by a portfolio of short-term fixed income securities	0–1 year	B to Aaa; max 10% below Baa	0–30%
	Fundamental IndexPLUS TR	Research Affiliates Fundamental 1000 Index derivatives backed by a portfolio of short and intermediate maturity fixed income securities	1–6 years	B to Aaa; max 10% below Baa	0–30%
	StocksPLUS Total Return	S&P 500 stock index derivatives backed by a portfolio of short and intermediate maturity fixed income securities	1–6 years	B to Aaa; max 10% below Baa	0–30%
	International StocksPLUS TR Strategy	Non-U.S. equity derivatives backed by a portfolio of fixed income securities	1–6 years	B to Aaa; max 10% below Baa	0–30%(4)

(1)	As rated by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Service (“S&P”), or if unrated, determined by PIMCO to be of comparable quality.
(2)	Each Fund may invest beyond these limits in U.S. dollar-denominated securities of non-U.S. issuers.
(3)	The Fund does not invest in securities directly, but in other PIMCO Funds.
(4)	Limitation with respect to the Fund’s fixed income investments. The Fund may invest without limit in equity securities denominated in non-U.S. currencies.

Fixed Income Instruments

Consistent with each Fund’s investment policies, each Fund invests in “Fixed Income Instruments,” which as used in this prospectus includes:

•	securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (“U.S. Government Securities”);
•	corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;
•	mortgage-backed and other asset-backed securities;
•	inflation-indexed bonds issued both by governments and corporations;
•	structured notes, including hybrid or “indexed” securities, event-linked bonds and loan participations;
•	delayed funding loans and revolving credit facilities;
•	bank certificates of deposit, fixed time deposits and bankers’ acceptances;
•	repurchase agreements and reverse repurchase agreements;
•	debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;
•	obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and
•	obligations of international agencies or supranational entities.

Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury.

The Fund may invest in derivatives based on Fixed Income Instruments.

2	PIMCO Funds

Summary Information (continued)

Duration

Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. Similarly, a Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration. By way of example, the price of a bond fund with a duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point.

Credit Ratings

In this prospectus, references are made to credit ratings of debt securities, which measure an issuer’s expected ability to pay principal and interest over time. Credit ratings are determined by rating organizations, such as S&P or Moody’s. The following terms are generally used to describe the credit quality of debt securities depending on the security’s credit rating or, if unrated, credit quality as determined by PIMCO:

•	high quality
•	investment grade
•	below investment grade (“high yield securities” or “junk bonds”)

For a further description of credit ratings, see “Appendix A—Description of Securities Ratings.” As noted in Appendix A, Moody’s and S&P may modify their ratings of securities to show relative standing within a rating category, with the addition of numerical modifiers (1, 2 or 3) in the case of Moody’s, and with the addition of a plus (+) or minus (-) sign in the case of S&P. A Fund may purchase a security, regardless of any rating modification, provided the security is rated at or above the Fund’s minimum rating category. For example, a Fund may purchase a security rated B3 by Moody’s, or B- by S&P, provided the Fund may purchase securities rated B.

Fund Descriptions, Performance and Fees

The Funds provide a broad range of investment choices. The following summaries identify each Fund’s investment objective, principal investments and strategies, principal risks, performance information and fees and expenses. A more detailed “Summary of Principal Risks” describing principal risks of investing in the Funds begins after the Fund Summaries. Investors should be aware that the investments made by a Fund and the results achieved by a Fund at any given time are not expected to be the same as those made by other mutual funds for which PIMCO acts as investment adviser, including mutual funds with names, investment objectives and policies similar to the Funds. Please see “Disclosure of Portfolio Holdings” in the Statement of Additional Information for information about the availability of the complete schedule of each Fund’s holdings.

It is possible to lose money on investments in the Funds.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Investments Made by the All Asset and All Asset All Authority Funds

The All Asset and All Asset All Authority Funds are intended for investors who prefer to have their asset allocation decisions made by professional money managers. The All Asset Fund may invest in any Funds of the Trust except the All Asset All Authority Fund. Though it is anticipated that the All Asset Fund will not currently invest in the European StocksPLUS TR Strategy, Far East (ex-Japan) StocksPLUS TR Strategy, Japanese StocksPLUS TR Strategy, StocksPLUS Municipal-Backed and StocksPLUS TR Short Strategy Funds, the Fund may invest in these Funds in the future, without shareholder approval, at the discretion of PIMCO. The All Asset All Authority Fund may invest in any Funds of the Trust except the All Asset Fund. The PIMCO Funds in which the All Asset and All Asset All Authority Funds invest are called Underlying Funds in this prospectus.

Prospectus	3

PIMCO All Asset Fund	Ticker Symbols: PASAX (A Class) PASBX (B Class) PASCX (C Class)

Principal Investments and Strategies	Investment Objective Seeks maximum real return, consistent with preservation of real capital and prudent investment management	Fund Focus Underlying PIMCO Funds Average Portfolio Duration Average of Funds held	Credit Quality Average of Funds held Dividend Frequency Declared and distributed quarterly

Fund Category

Real Return Strategy

The Fund seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class shares of any other Fund of the Trust except the All Asset All Authority Fund. Though it is anticipated that the Fund will not currently invest in the European StocksPLUS TR Strategy, Far East (ex-Japan) StocksPLUS TR Strategy, Japanese StocksPLUS TR Strategy, StocksPLUS Municipal-Backed and StocksPLUS TR Short Strategy Funds, the Fund may invest in these Funds in the future, without shareholder approval, at the discretion of PIMCO. The PIMCO Funds in which the All Asset Fund may invest are called Underlying Funds in this prospectus. The Fund invests its assets in shares of the Underlying Funds and does not invest directly in stocks or bonds of other issuers. Research Affiliates, LLC, the Fund’s asset allocation sub-adviser, determines how the Fund allocates and reallocates its assets among the Underlying Funds. The asset allocation sub-adviser attempts to diversify the Fund’s assets broadly among the Underlying Funds. Please see the “Descriptions of the Underlying Funds” in this prospectus for more information about the Underlying Funds.

The Fund may invest in any or all of the Underlying Funds, but will not normally invest in every Underlying Fund at any particular time. The Fund’s investment in a particular Underlying Fund normally will not exceed 50% of its total assets. The Fund’s combined investments in the Fundamental IndexPLUS, Fundamental IndexPLUS TR, International StockPLUS TR Strategy, StocksPLUS and StocksPLUS Total Return Funds normally will not exceed 50% of total assets. In addition, the Fund’s combined investments in the CommodityRealReturn Strategy, Real Return, Real Return II, Real Return Asset and RealEstateRealReturn Strategy Funds normally will not exceed 75% of its total assets. The Fund’s assets are not allocated according to a predetermined blend of shares of the Underlying Funds. Instead, when making allocation decisions among the Underlying Funds, the Fund’s asset allocation sub-adviser considers various quantitative and qualitative data relating to the U.S. and foreign economies and securities markets. These data include projected growth trends in the U.S. and foreign economies, forecasts for interest rates and the relationship between short- and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity and fixed income markets and various segments within those markets, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends data relating to trade balances and labor information. The Fund’s asset allocation sub-adviser has the flexibility to reallocate the Fund’s assets among any or all of the Underlying Funds based on its ongoing analyses of the equity, fixed income and commodity markets, although these shifts are not expected to be large or frequent in nature. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

The Fund is a “fund of funds,” which is a term used to describe mutual funds that pursue their investment objective by investing in other mutual funds. The cost of investing in the Fund will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. By investing in the Fund, an investor will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Fund’s direct fees and expenses. In addition, the use of a fund of funds structure could affect the timing, amount and character of distributions to shareholders and may therefore increase the amount of taxes payable by shareholders. In addition to investing in the Underlying Funds, at the discretion of PIMCO and without shareholder approval, the Fund may invest in additional PIMCO Funds created in the future.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect the net asset value, yield and total return of the Fund are:

• Allocation Risk	• Underlying Fund Risks	• Issuer Non-Diversification Risk

Among the principal risks of investing in the Underlying Funds, and consequently the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk • Variable Dividend Risk • Liquidity Risk • Derivatives Risk	• Commodity Risk • Equity Risk • Mortgage Risk • Foreign Investment Risk • European Concentration Risk • Real Estate Risk • Currency Risk	• Issuer Non-Diversification Risk • Leveraging Risk • Smaller Company Risk • Management Risk • California State-Specific Risk • New York State-Specific Risk • Tax Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks associated with the Underlying Funds and an investment in the Fund.

4	PIMCO Funds

PIMCO All Asset Fund (continued)

Performance Information

The Fund measures its performance against two benchmarks. The Fund’s primary benchmark is the Lehman Brothers U.S. TIPS 1-10 Year Index, which is an unmanaged market index comprised of all U.S. inflation-linked indexed securities with maturities of 1 to 10 years. The Fund’s secondary benchmark is created by adding 5% to the annual percentage change in the Consumer Price Index (“CPI”) (specifically, the CPI for All Urban Consumers). The CPI measures inflation as experienced by consumers in their day-to-day living expenses. Specifically, the CPI is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. The CPI is periodically determined by the U.S. Department of Labor, Bureau of Labor Statistics.

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund’s Class A shares, but do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of Class A, B and C shares (4/30/03), performance information shown in the bar chart and table for those classes is based on the performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual sales charges (in the Average Annual Total Returns table only), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A, B and C shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Prospectus	5

PIMCO All Asset Fund (continued)

Calendar Year Total Returns — Class A	More Recent Return Information

	1/1/05—6/30/05	3.30%

	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (2nd Qtr. ‘03)	6.06%

	Lowest (2nd Qtr. ‘04)	-3.88%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/04)

	1 Year	Fund Inception (7/31/02)
Class A Return Before Taxes	6.96%	14.14%
Class A Return After Taxes on Distributions(1)	4.93%	12.12%
Class A Return After Taxes on Distributions and Sale of Fund Shares(1)	4.57%	10.94%
Class B Return Before Taxes	6.80%	14.41%
Class C Return Before Taxes	9.24%	15.08%
Lehman Brothers U.S. TIPS: 1-10 Year Index(2)	7.10%	8.22%
CPI + 500 Basis Points(3)	8.52%	7.52%
Lipper Flexible Portfolio Fund Avg(4)	8.98%	11.81%
(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for Class B and Class C shares will vary.
(2)	Lehman Brothers U.S. TIPS 1-10 Year Index is an unmanaged market index comprised of U.S. Treasury Inflation Linked Indexed securities having a maturity of at least 1 year and less than 10 years. It is not possible to invest directly in such an unmanaged index.
(3)	The CPI + 500 Basis Points benchmark is created by adding 5% to the annual percentage change in the Consumer Price Index (“CPI”). This index reflects non-seasonably adjusted returns. The Consumer Price Index is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the U.S. Department of Labor Statistics. There can be no guarantee that the CPI or other indexes will reflect the exact level of inflation at any given time. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(4)	The Lipper Flexible Portfolio Funds Average is a total return performance average of Funds tracked by Lipper, Inc. that allocate their investments across various asset classes, including domestic common stocks, bond and money market instruments with a focus on total return. It does not reflect deductions for fees, expenses or taxes.

6	PIMCO Funds

PIMCO All Asset Fund (continued)

Fees and Expenses of the Fund

These tables describe the fees and expenses (including Underlying Fund fees) you may pay if you buy and hold Class A, B or C shares of the Fund:

Shareholder Fees (fees paid directly from your investment)(1)

	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	Redemption Fee(2)
Class A	3.75%	1%(3)	2%
Class B	None	3.5%(4)	2%
Class C	None	1%(5)	2%
(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)	Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.
(3)	Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(4)	The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under “Classes of Shares—Class A, B and C Shares—Contingent Deferred Sales Charges (CDSCs)—Class B Shares.”
(5)	The CDSC on Class C shares is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Underlying Fund Expenses(3)	Total Annual Fund Operating Expenses	Expense Reduction(4)	Net Fund Operating Expenses
Class A	0.20%	0.25%	0.45%	0.60%	1.50%	(0.04)%	1.46%
Class B	0.20	1.00	0.45	0.60	2.25	(0.04)	2.21
Class C	0.20	1.00	0.45	0.60	2.25	(0.04)	2.21
(1)	Due to the 12b-1 distribution fee imposed on Class B and Class C shares, a Class B or Class C shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
(2)	“Other Expenses” reflect an administrative fee of 0.45%.
(3)	Underlying Fund Expenses for the Fund are based upon the allocation of the Fund’s assets among the Underlying Funds and upon the total annual operating expenses of the Institutional Class shares of these Underlying Funds during the most recently completed fiscal year. Underlying Fund expenses will vary with changes in the expenses of the Underlying Funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown above. For a listing of the expenses associated with each Underlying Fund for the most recently completed fiscal year, please see “Management of the Funds—Fund of Funds Fees.”
(4)	PIMCO has contractually agreed, for the Fund’s current fiscal year, to reduce its Advisory Fee to the extent that the Underlying Fund Expenses attributable to Advisory and Administrative Fees exceed 0.60% of the total assets invested in Underlying Funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples.  The Examples are intended to help you compare the cost of investing in Class A, B, or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem shares at the end of each period					Example: Assuming you do not redeem your shares
	Year 1	Year 3	Year 5	Year 10		Year 1	Year 3	Year 5	Year 10
Class A	$522	$831	$1,163	$2,098		$522	$831	$1,163	$2,098
Class B	578	903	1,255	2,142	*	228	703	1,205	2,142	*
Class C	328	703	1,205	2,585		228	703	1,205	2,585
*	For Class B shares purchased prior to October 1, 2004, this amount is $2,308.

Prospectus	7

PIMCO All Asset All Authority Fund	Ticker Symbols: N/A (A Class) N/A (B Class) N/A (C Class)

Principal Investments and Strategies	Investment Objective Seeks maximum real return, consistent with preservation of real capital and prudent investment management Fund Category Real Return Strategy	Fund Focus Underlying PIMCO Funds Average Portfolio Duration Average of Funds held	Credit Quality Average of Funds held Dividend Frequency Declared and distributed quarterly

The Fund seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class shares of any other Fund of the Trust except the All Asset Fund. The PIMCO Funds in which the All Asset All Authority Fund invests are called Underlying Funds in this prospectus. The Fund invests its assets in shares of the Underlying Funds and does not invest directly in stocks or bonds of other issuers. Research Affiliates LLC, the Fund’s asset allocation sub-adviser, determines how the Fund allocates and reallocates its assets among the Underlying Funds. The asset allocation sub-adviser attempts to diversify the Fund’s assets broadly among the Underlying Funds. Please see the “Descriptions of the Underlying Funds” in this prospectus for information about the Underlying Funds’ investment styles and primary investments.

The Fund may invest in any or all of the Underlying Funds, but will not normally invest in every Underlying Fund at any particular time. The Fund’s investment in any particular Underlying Fund normally will not exceed 50% of its total assets. The Fund’s investment in the StocksPLUS Short Strategy Fund normally will not exceed 20% of its total assets. The Fund’s combined investments in the Fundamental IndexPLUS, Fundamental IndexPLUS TR, StocksPLUS, StocksPLUS Municipal-Backed and StocksPLUS Total Return Funds (“U.S. Stock Funds”) normally will not exceed 50% of its total assets. The Fund’s combined investments in the European StocksPLUS TR Strategy, Far East (ex-Japan) StocksPLUS TR Strategy, International StocksPLUS TR Strategy and Japanese StocksPLUS TR Strategy Funds (“Non-U.S. Stock Funds”) normally will not exceed 33 1/3% of its total assets. The Fund’s combined investments in the U.S. Stock Funds and Non-U.S. Stock Funds (less any investment in the StocksPLUS Short Strategy Fund) normally will not exceed 66 2/3% of its total assets. In addition, the Fund’s combined investments in the CommodityRealReturn Strategy, Real Return, Real Return II, Real Return Asset and RealEstateRealReturn Strategy Funds normally will not exceed 75% of its total assets.

The Fund’s assets are not allocated according to a predetermined blend of shares of the Underlying Funds. Instead, when making allocation decisions among the Underlying Funds, the Fund’s asset allocation sub-adviser considers various quantitative and qualitative data relating to the U.S. and foreign economies and securities markets. These data include projected growth trends in the U.S. and foreign economies, forecasts for interest rates and the relationship between short- and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity and fixed income markets and various segments within those markets, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends data relating to trade balances and labor information. The Fund’s asset allocation sub-adviser has the flexibility to reallocate the Fund’s assets among any or all of the Underlying Funds based on its ongoing analyses of the equity, fixed income and commodity markets, although these shifts are not expected to be large or frequent in nature.

The Fund may use leverage by borrowing for investment purposes. The Fund will borrow only from banks, and only when the value of the Fund’s assets, minus its liabilities other than borrowings, equals or exceeds 300% of the Fund’s total borrowings, including the proposed borrowing. If at any time this 300% coverage requirement is not met, the Fund will, within three business days, decrease its borrowings to the extent required. Borrowing requires the payment of interest and other loan costs. To make such payments, the Fund may be forced to sell portfolio securities when it is not otherwise advantageous to do so. At times when the Fund’s borrowings are substantial, the interest expense to the Fund may result in the Fund having little or no investment income. The use of leverage by borrowing creates the potential for greater gains to shareholders of the Fund during favorable market conditions and the risk of magnified losses during adverse market conditions. In addition, the Underlying Funds may engage in certain transactions that give rise to a form of leverage. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

The Fund is a “fund of funds,” which is a term used to describe mutual funds that pursue their investment objective by investing in other mutual funds. The cost of investing in the Fund will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. By investing in the Fund, an investor will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Fund’s direct fees and expenses. In addition, the use of a fund of funds structure could affect the timing, amount and character of distributions to shareholders and may therefore increase the amount of taxes payable by shareholders. In addition to investing in the Underlying Funds, at the discretion of PIMCO and without shareholder approval, the Fund may invest in additional PIMCO Funds created in the future.

8	PIMCO Funds

PIMCO All Asset All Authority Fund (continued)

Principal Risks

Performance Information

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect the net asset value, yield and total return of the Fund are:

• Allocation Risk	• Underlying Fund Risks	• Issuer Non-Diversification Risk

Among the principal risks of investing in the Underlying Funds, and consequently the Fund, which could adversely affect the Fund’s net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk • Variable Dividend Risk • Liquidity Risk • Derivatives Risk • Commodity Risk	• Equity Risk • Mortgage Risk • Foreign Investment Risk • European Concentration Risk • Far Eastern Concentration Risk • Japanese Concentration Risk • Real Estate Risk • Currency Risk	• Issuer Non-Diversification Risk • Leveraging Risk • Smaller Company Risk • Management Risk • California State-Specific Risk • New York State-Specific Risk • Short Sale Risk • Tax Risk

Please see “Summary of Principal Risks” following the Fund Summary for a description of these and other risks associated with the Underlying Funds and an investment in the Fund.

Performance Information

The Fund measures its performance against two benchmarks. The Fund’s primary benchmark is the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500”). The S&P 500 is an unmanaged index composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks. The Fund is neither sponsored by nor affiliated with S&P. The Fund’s secondary benchmark is a benchmark created by adding 6.5% to the annual percentage change in the Consumer Price Index (“CPI”) (specifically, the CPI for All Urban Consumers). The CPI measures inflation as experienced by consumers in their day-to-day living expenses. Specifically, the CPI is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. The CPI is periodically determined by the U.S. Department of Labor, Bureau of Labor Statistics.

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by comparing the Fund’s average annual returns with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Institutional Class shares, which are not offered in this prospectus. Class A and Class C shares would have had substantially similar Annual Returns because the shares are invested in the same Underlying Funds. Annual Returns would differ only to the extent that the Institutional Class and Class A and Class C shares have different expenses. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Prospectus	9

PIMCO All Asset All Authority Fund (continued)

Calendar Year Total Returns — Institutional Class
	More Recent Return Information

	1/1/05—6/30/05	4.11%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (1st Qtr. ’04)	6.31%

	Lowest (2nd Qtr. ’04)	-4.79%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/04)

	1 Year	Fund Inception (10/31/03)
Institutional Class Return Before Taxes	11.89%	14.50%
Institutional Class Return After Taxes on Distributions(1)	9.37%	11.50%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	7.72%	10.59%
S&P 500 Index(2)	10.88%	14.98%
CPI + 650 Basis Points(3)	10.15%	9.28%
Lipper Flexible Portfolio Funds Average(4)	8.98%	11.94%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Class A and Class C shares will vary.
(2)	The Standard & Poor’s 500 Composite Stock Price Index is an unmanaged market index generally considered representative of the stock market as a whole. It is not possible to invest directly in the index. The Index does not reflect deductions for fees, expenses or taxes.
(3)	The CPI + 650 Basis Points benchmark is created by adding 6.5% to the annual percentage change in the Consumer Price Index (“CPI”). This index reflects non-seasonably adjusted returns. The Consumer Price Index is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the U.S. Department of Labor Statistics. There can be no guarantee that the CPI or other indexes will reflect the exact level of inflation at any given time. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(4)	The Lipper Flexible Portfolio Funds Average is a total return performance average of Funds tracked by Lipper, Inc. that allocate their investments across various asset classes, including domestic common stocks, bond and money market instruments with a focus on total return. It does not reflect deductions for fees, expenses or taxes.

10	PIMCO Funds

PIMCO All Asset All Authority Fund (continued)

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class A or C shares of the Fund:

Shareholder Fees (fees paid directly from your investment)(1)

	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	Redemption Fee(2)
Class A	3.75%	1%(3)	2%
Class C	None	1%(4)	2%
(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)	Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.
(3)	Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(4)	The CDSC on Class C shares is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Underlying Fund Expenses(2)	Total Annual Fund Operating Expenses
Class A	0.25%	0.25%	0.91%	0.69%	2.10%
Class C	0.25	1.00	0.91%	0.69	2.40

(1)	“Other Expenses” reflect an administrative fee of 0.45% and estimated interest expense of 0.01%.
(2)	Underlying Fund Expenses for the Fund are estimated based upon an allocation of the Fund’s assets among the Underlying Funds and upon the total annual operating expenses of the Institutional Class shares of these Underlying Funds. Underlying Fund expenses will vary with changes in the expenses of the Underlying Funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown above. For a listing of the expenses associated with each Underlying Fund for the most recent fiscal year, please see the Annual Underlying Fund Expenses table in this prospectus. PIMCO has contractually agreed, for the Fund’s current fiscal year, to reduce its Advisory Fee to the extent that the Underlying Fund Expenses attributable to Advisory and Administrative Fees exceed 0.69% of the total assets invested in Underlying Funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples.  The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem shares at the end of each period		Example: Assuming you do not redeem your shares
	Year 1	Year 3	Year 1	Year 3
Class A	$168	$520	$168	$520
Class C	343	748	243	748

Prospectus	11

PIMCO CommodityRealReturn Strategy Fund	Ticker Symbols: PCRAX (A Class) PCRBX (B Class) PCRCX (C Class)

Principal Investments and Strategies	Investment Objective Seeks maximum real return consistent with prudent investment management Fund Category Real Return Strategy	Fund Focus Commodity-linked derivative instruments backed by a portfolio of inflation-indexed and other fixed income securities Average Portfolio Duration 0–10 years	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared and distributed quarterly

The Fund seeks to achieve its investment objective by investing under normal circumstances in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other Fixed Income Instruments. The Fund may invest in commodity-linked derivative instruments, including swap agreements, commodity options, futures, options on futures and commodity-linked notes. The Fund invests in commodity-linked derivative instruments that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities. Commodities are assets that have tangible properties, such as oil, metals, and agricultural products. The value of commodity-linked derivative instruments may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments. The Fund may also invest in common and preferred stocks as well as convertible securities of issuers in commodity-related industries.

The Fund typically will seek to gain exposure to the commodity markets by investing in commodity swap agreements. In a typical commodity swap agreement, the Fund will receive the price appreciation (or depreciation) of a commodity index, a portion of an index, or a single commodity, from the counterparty to the swap agreement in exchange for paying the counterparty an agreed-upon fee. Assets not invested in commodity-linked derivative instruments may be invested in inflation-indexed securities and other Fixed Income Instruments, including derivative Fixed Income Instruments. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

The average portfolio duration of the fixed income portion of this Fund will vary based on PIMCO’s forecast for interest rates and under normal market conditions is not expected to exceed ten years. The Fund may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy back or dollar rolls).

Principal Risks

Under certain conditions, generally in a market where the value of both commodities and fixed income securities are declining, the Fund may experience substantial losses. Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Commodity Risk • Mortgage Risk • Foreign Investment Risk	• Currency Risk • Issuer Non-Diversification Risk • Leveraging Risk • Management Risk • Tax Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund’s Class A shares, but do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of Class A, B and C shares (11/29/02), performance shown in the table is based on the performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual sales charges, distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A, B and C shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

12	PIMCO Funds

PIMCO CommodityRealReturn Strategy Fund (continued)

Calendar Year Total Returns — Class A	More Recent Return Information

	1/1/05—6/30/05	7.71%

	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (1st Qtr. ‘04)	16.61%

	Lowest (2nd Qtr. ‘04)	-7.43%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/04)

	1 Year	Fund Inception (6/28/02)(4)
Class A Return Before Taxes	9.42%	25.04%
Class A Return After Taxes on Distributions(1)	6.98%	21.05%
Class A Return After Taxes on Distributions and Sale of Fund Shares(1)	6.11%	19.18%
Class B Return Before Taxes	9.97%	26.15%
Class C Return Before Taxes	12.76%	26.46%
Dow Jones – AIG Commodity Total Return Index(2)	9.15%	17.90%
Lipper Specialty Diversified Equity Funds Avg.(3)	0.87%	-3.91%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for Class B and Class C shares will vary.
(2)	The Dow Jones - AIG Commodity Total Return Index is an unmanaged index composed of futures contracts on 20 physical commodities and is designed to be a highly liquid and diversified benchmark for commodities as an asset class. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper Specialty Diversified Equity Funds Average is a total return performance average of Funds tracked by Lipper, Inc, that, by portfolio practice, invest in all market capitalization ranges without restriction. These funds typically have distinctly different strategies and performance, resulting in a low coefficient of determination (r-squared) compared to other U.S. diversified equity funds. It does not reflect deductions for fees, expenses or taxes.
(4)	The Fund began operations on 6/28/02. Index comparisons began on 6/30/02.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class A, B or C shares of the Fund:

Shareholder fees (fees paid directly from your investment)(1)

	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	Redemption Fee(2)
Class A	5.50%	1%(3)	2%
Class B	None	5%(4)	2%
Class C	None	1%(5)	2%

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)	Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.
(3)	Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(4)	The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under “Classes of Shares—Class A, B and C Shares—Contingent Deferred Sales Charges (CDSCs)—Class B Shares.”
(5)	The CDSC on Class C shares is imposed only on shares redeemed in the first 18 months.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses
Class A	0.49%	0.25%	0.50%	1.24%
Class B	0.49	1.00	0.50	1.99
Class C	0.49	1.00	0.50	1.99

(1)	Due to the 12b-1 distribution fee imposed on Class B and Class C shares, a Class B or Class C shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
(2)	“Other Expenses” reflect an administrative fee of 0.50%.

Examples.  The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem shares at the end of each period				Example: Assuming you do not redeem your shares
Share Class	Year 1	Year 3	Year 5	Year 10	Year 1	Year 3	Year 5	Year 10
Class A	$669	$922	$1,194	$1,967	$669	$922	$1,194	$1,967
Class B	702	924	1,273	2,032	202	624	1,073	2,032
Class C	302	624	1,073	2,317	202	624	1,073	2,317

Prospectus	13

PIMCO Fundamental IndexPLUS TR Fund	Ticker Symbols: N/A (A Class) N/A (B Class) N/A (C Class)

Principal Investments and Strategies	Investment Objective Seeks total return which exceeds that of the S&P 500 Fund Category Equity-Related	Fund Focus Research Affiliates Fundamental 1000 Index derivatives backed by a portfolio of short and intermediate maturity fixed income securities Average Portfolio Duration 1–6 years	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared and distributed quarterly

The Fund seeks to exceed the total return of the S&P 500 by investing under normal circumstances substantially all of its assets in Research Affiliates Fundamental 1000 Index (“RA Fundamental 1000 Index”) derivatives, backed by a portfolio of short- and intermediate-term Fixed Income Instruments. The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund uses RA Fundamental 1000 Index derivatives in addition to or in place of RA Fundamental 1000 Index stocks to attempt to equal or exceed the performance of the S&P 500. The values of RA Fundamental 1000 Index derivatives closely track changes in the value of the index. However, RA Fundamental 1000 Index derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. PIMCO actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund’s total return, subject to an overall portfolio duration which normally varies within a one- to six-year timeframe based on PIMCO’s forecast for interest rates.

The RA Fundamental 1000 Index is composed of the 1000 largest publicly-traded U.S. companies. Unlike other indexes, which are frequently comprised of stocks weighted according to their market capitalization, the RA Fundamental 1000 Index is weighted by a combination of normalized sales, normalized cash flow, book values and, if applicable, normalized dividends. The RA Fundamental 1000 Index was created by Research Affiliates LLC and is based upon a proprietary fundamental indexation concept. Indexes based on market capitalization, such as the S&P 500, generally overweight stocks which are overvalued, and underweight stocks which are undervalued. Indexes based on fundamental factors however, such as the RA Fundamental 1000 Index, seek to avoid this problem by weighting stocks based on variables that do not depend on the fluctuations of market valuation. PIMCO, as investment adviser to the Fund, has entered into a licensing agreement with Research Affiliates to provide the composition and weighting of the stocks in the RA Fundamental 1000 Index to PIMCO for purposes of managing the Fund. The Fund seeks to remain invested in RA Fundamental 1000 Index derivatives or RA Fundamental 1000 Index stocks even when the Index is declining.

The Fund typically will seek to gain exposure to the RA Fundamental 1000 Index by investing in total return index swap agreements. In a typical swap agreement, the Fund will receive the price appreciation (or depreciation) on the Index from the counterparty to the swap agreement in exchange for paying the counterparty an agreed upon fee. Because the RA Fundamental 1000 Index is a proprietary index, there may be a limited number of counterparties willing or able to serve as counterparties to a swap agreement. If such swap agreements are not available, the Fund may invest in other derivative instruments, “baskets” of stocks, or individual securities to replicate the performance of the RA Fundamental 1000 Index.

Though the Fund does not normally invest directly in RA Fundamental 1000 Index securities, when RA Fundamental 1000 Index derivatives appear to be overvalued relative to the Index, the Fund may invest all of its assets in a “basket” of RA Fundamental 1000 Index stocks. Individual stocks are selected based on an analysis of the historical correlation between the return of every RA Fundamental 1000 Index stock and the return on the Index itself. PIMCO will employ fundamental analysis of factors such as earnings and earnings growth, price to earnings ratio, dividend growth, and cash flows to choose among stocks that satisfy the correlation tests. The Fund also may invest in exchange traded funds, such as Standard & Poor’s Depositary Receipts.

Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

14	PIMCO Funds

PIMCO Fundamental IndexPLUS TR Fund (continued)

Principal Risks

Under certain conditions, generally in a market where the value of both RA Fundamental 1000 Index derivatives and fixed income securities are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of RA Fundamental 1000 Index stocks. Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Equity Risk • Mortgage Risk • Foreign Investment Risk	• Currency Risk • Leveraging Risk • Management Risk • Index Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The Fund does not have a full calendar year of performance. Thus, no bar chart or annual returns table is included for the Fund.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class A or C shares of the Fund:

Shareholder fees (fees paid directly from your investment)(1)

	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	Redemption Fee(2)
Class A	3.75%	1%(3)	2%
Class C	None	1%(4)	2%
(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)	Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.
(3)	Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(4)	The CDSC on Class C shares is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees(1)	Distribution and/or Service (12b-1) Fees(2)	Other Expenses(3)	Total Annual Fund Operating Expenses	Fee/Expense Reduction(4)	Net Fund Operating Expenses
Class A	0.54%	0.25%	0.41%	1.20%	(0.06)%	1.14%
Class C	0.54	1.00	0.41	1.95	(0.06)%	1.89%

(1)	PIMCO has contractually agreed, until 03/31/07, to waive a portion of its Advisory Fee equal to 0.05% of average daily net assets.
(2)	Due to the 12b-1 distribution fee imposed on Class C shares, a Class C shareholder may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
(3)	“Other Expenses”, which are based on estimated amounts for the initial fiscal year, reflects an administrative fee of 0.40% and organizational expenses.
(4)	PIMCO has contractually agreed, for the Fund’s current fiscal year (3/31), to waive its administrative fee, or reimburse the Fund, to the extent that, due to organizational expenses and/or the payment of the Fund’s pro rata share of Trustees’ fees, the total fund operating expenses exceed 1.1449% and 1.8949% of the Fund’s average net assets attributable to Class A and Class C shares, respectively. Under the Expense Limitation Agreement, which renews annually for a full fiscal year unless terminated by PIMCO upon at least 30 days’ notice prior to fiscal year-end, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples.  The Examples are intended to help you compare the cost of investing in Class A or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem shares at the end of each period		Example: Assuming you do not redeem your shares
	Year 1	Year 3	Year 1	Year 3
Class A	$487	$724	$487	$724
Class C	292	594	192	594

Prospectus	15

PIMCO International StocksPLUS TR Strategy Fund	Ticker Symbols: PIPAX (A Class) PIPBX (B Class) PIPCX (C Class)

Principal Investments and Strategies	Investment Objective Seeks total return which exceeds that of its benchmark index consistent with prudent investment management Fund Category Equity-Related	Fund Focus Non-U.S. equity derivatives hedged to U.S. dollars backed by a portfolio of fixed income securities Average Collateral Fixed Income Duration 1–6 years	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared and distributed quarterly

The Fund seeks to exceed the total return of its benchmark index by investing under normal circumstances substantially all of its assets in non-U.S. equity derivatives, backed by a portfolio of Fixed Income Instruments. At least 75% of the Fund’s total assets will be hedged to U.S. dollars or invested in U.S. dollar-denominated investments. The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund’s benchmark index is the Morgan Stanley Capital International Europe Australia Far East “EAFE” Index, hedged to U.S. dollars (the “Index”). The Fund uses equity derivatives in addition to or in place of stocks to attempt to equal or exceed the performance of the Index. The value of equity derivatives should closely track changes in the value of underlying securities or indices. However, derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. PIMCO actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund’s total return, subject to an overall portfolio duration which normally varies within a one- to six-year timeframe based on PIMCO’s forecast for interest rates.

The Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the United States and Canada. The Fund is neither sponsored by nor affiliated with the Index. The Fund seeks to remain invested in equity derivatives and/or stocks even when the Index is declining. The Fund may invest in non-U.S. equities or non-U.S. equity derivatives that do not comprise the Index.

The Fund does not normally invest directly in stocks. However, when equity derivatives appear to be overvalued, the Fund may invest some or all of its assets in stocks. PIMCO may employ fundamental analysis of factors such as earnings and earnings growth, price to earnings ratio, dividend growth, and cash flows to choose among stocks. The Fund also may invest in exchange traded funds. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. With respect to the Fund’s fixed income investments, the Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers.

Principal Risks

Under certain conditions, generally in a market where the value of both Index derivatives and fixed income securities are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of stocks comprising the Index. Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Equity Risk • Mortgage Risk • Foreign Investment Risk	• Currency Risk • Issuer Non-Diversification Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risk of investing in the Fund by comparing the Fund’s average annual returns with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund’s Class A shares, but do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

16	PIMCO Funds

PIMCO International StocksPLUS TR Strategy Fund (continued)

Fees and Expenses of the Fund

Calendar Year Total Returns — Class A	More Recent Return Information

	1/1/05—6/30/05	7.71%

	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (4th Qtr. ‘04)	7.24%

	Lowest (3rd Qtr. ‘04)	0.28%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/04)

	1 Year	Fund Inception (10/30/03)(4)
Class A Return Before Taxes	7.35%	10.78%
Class A Return After Taxes on Distributions(1)	2.89%	6.16%
Class A Return After Taxes on Distributions and Sale of Fund Shares(1)	4.99%	6.62%
Class B Return Before Taxes	7.76%	12.04%
Class C Return Before Taxes	11.71%	14.33%
MSCI EAFE Hedged USD Index(2)	12.01%	13.88%
Lipper International Multi-Cap Core Funds Avg.(3)	18.56%	24.85%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for Class B and Class C shares will vary.
(2)	The MSCI EAFE Hedged USD is an unmanaged index of issuers in countries of Europe, Australia and the Far East represented in U.S. Dollars on a hedged basis. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper International Multi-Cap Core Funds Average is a total return performance average of Funds tracked by Lipper, Inc. that invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time and typically have 25% to 75% of their assets invested in companies strictly outside of the U.S. with market capitalizations (on a three-year weighted basis) greater than the 250th-largest company in the S&P/Citigroup World ex-U.S. Broad Market Index. It does not reflect deductions for fees, expenses or taxes.
(4)	The Fund began operations 10/30/03. Index comparisons began on 10/31/03.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class A, B or C shares of the Fund:

Shareholder fees (fees paid directly from your investment)(1)

Share Class	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	Redemption Fee(2)
Class A	5.50%	1%(3)	2%
Class B	None	5%(4)	2%
Class C	None	1%(5)	2%

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)	Shares that are held less than 60 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.
(3)	Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(4)	The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under “Classes of Shares—Class A, B and C Shares—Contingent Deferred Sales Charges (CDSCs)—Class B Shares.”
(5)	The CDSC on Class C shares is imposed only on shares redeemed in the first 18 months.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses
Class A	0.55%	0.25%	0.55%	1.35%
Class B	0.55	1.00	0.55	2.10
Class C	0.55	1.00	0.55	2.10
(1)	Due to the 12b-1 distribution fee imposed on Class B and Class C shares, a Class B or Class C shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
(2)	“Other Expenses” reflect an administrative fee of 0.55%.

Examples.  The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem shares at the end of each period				Example: Assuming you do not redeem your shares
Share Class	Year 1	Year 3	Year 5	Year 10	Year 1	Year 3	Year 5	Year 10
Class A	$680	$954	$1,249	$2,085	$680	$954	$1,249	$2,085
Class B	713	958	1,329	2,150	213	658	1,139	2,150
Class C	313	658	1,129	2,431	313	658	1,129	2,431

Prospectus	17

PIMCO RealEstateRealReturn Strategy Fund	Ticker Symbols: PETAX (A Class) PETBX (B Class) PETCX (C Class)

Principal Investments and Strategies	Investment Objective Seeks maximum real return consistent with prudent investment management Fund Category Real Return Strategy	Fund Focus Real estate-linked derivatives backed by a portfolio of inflation indexed and other fixed income securities Average Collateral Fixed Income Duration 0–10 years	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared and distributed quarterly

The Fund seeks to achieve its investment objective by investing under normal circumstances in real estate-linked derivative instruments backed by a portfolio of inflation-indexed securities and other Fixed Income Instruments. The Fund may invest in real estate-linked derivative instruments, including swap agreements, options, futures, options on futures and structured notes. The value of real estate-linked derivative instruments may be affected by risks similar to those associated with direct ownership of real estate. Real estate values can fluctuate due to losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, property tax rates, regulatory limitations on rents, zoning laws and operating expenses. The Fund may also invest directly in real estate investment trusts (“REIT”) and in common and preferred stocks as well as convertible securities of issuers in real estate-related industries. The Fund may also invest in exchange traded funds.

The Fund typically will seek to gain exposure to the real estate market by investing in REIT total return swap agreements. In a typical REIT swap agreement, the Fund will receive the price appreciation (or depreciation) of a REIT index or portion of an index, from the counterparty to the swap agreement in exchange for paying the counterparty an agreed-upon fee. Investments in REIT swap agreements may be susceptible to additional risks, similar to those associated with direct investment in REITs, including changes in the value of underlying properties, defaults by borrowers or tenants, revisions to the Internal Revenue Code of 1986, as amended (the “Code”), changes in interest rates and poor performance by those managing the REITs. Assets not invested in real estate-linked derivative instruments may be invested in inflation-indexed securities and other Fixed Income Instruments, including derivative Fixed Income Instruments. In addition, Index derivatives may be purchased with a fraction of the assets that would be needed to purchase the securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

The average portfolio duration of the fixed income portion of this Fund will vary based on PIMCO’s forecast for interest rates and under normal market conditions is not expected to exceed ten years. The Fund may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buybacks or dollar rolls).

Principal Risks

Under certain conditions, generally in a market where the value of both real estate derivatives and fixed income securities are declining, the Fund may experience substantial losses. Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage Risk • Foreign Investment Risk • Real Estate Risk	• Currency Risk • Issuer Non-Diversification Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risk of investing in the Fund by comparing the Fund’s average annual returns with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund’s Class A shares, but do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

18	PIMCO Funds

PIMCO RealEstateRealReturn Strategy Fund (continued)

Calendar Year Total Returns — Class A	More Recent Return Information

	1/1/05—6/30/05	8.07%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (4th Qtr. ‘04)	18.65%

	Lowest (2nd Qtr. ‘04)	-9.65%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/04)

	1 Year	Fund Inception (10/30/03)(4)
Class A Return Before Taxes	33.80%	38.73%
Class A Return After Taxes on Distributions(1)	19.32%	23.17%
Class A Return After Taxes on Distributions and Sale of Fund Shares(1)	21.75%	23.88%
Class B Return Before Taxes	35.66%	41.38%
Class C Return Before Taxes	39.63%	44.57%
Dow Jones Wilshire Real Estate Investment Trust Index(2)	33.17%	36.12%
Lipper Real Estate Funds Avg.(3)	32.07%	35.46%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for Class B and Class C shares will vary.
(2)	The Dow Jones Wilshire Real Estate Investment Trust Index, a subset of the Wilshire Real Estate Securities Index, is an unmanaged index composed of U.S. publicly traded Real Estate Investment Trusts. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper Real Estate Funds Average is a total return performance average of Funds tracked by Lipper, Inc, that invests primarily in equity securities of domestic and foreign companies engaged in the real estate industry. It does not reflect deductions for fees, expenses or taxes.
(4)	The Fund began operations on 10/30/03. Index comparisons began on 10/31/03.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class A, B or C shares of the Fund:

Shareholder fees (fees paid directly from your investment)(1)

	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	Redemption Fee(2)
Class A	5.5%	1%(3)	2%
Class B	None	5%(4)	2%
Class C	None	1%(5)	2%
(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)	Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.
(3)	Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(4)	The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under “Classes of Shares—Class A, B and C Shares—Contingent Deferred Sales Charges (CDSCs)—Class B Shares.”
(5)	The CDSC on Class C shares is imposed only on shares redeemed in the first 18 months.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses
Class A	0.49%	0.25%	0.50%	1.24%
Class B	0.49	1.00	0.50	1.99
Class C	0.49	1.00	0.50	1.99

(1)	Due to the 12b-1 distribution fee imposed on Class B and Class C shares, a Class B or Class C shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
(2)	“Other Expenses” reflect an administrative fee of 0.50%.

Examples.  The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem shares at the end of each period				Example: Assuming you do not redeem your shares
Share Class	Year 1	Year 3	Year 5	Year 10	Year 1	Year 3	Year 5	Year 10
Class A	$669	$922	$1,194	$1,967	$669	$922	$1,194	$1,967
Class B	702	924	1,273	2,032	202	624	1,073	2,032
Class C	302	624	1,073	2,317	202	624	1,073	2,317

Prospectus	19

PIMCO StocksPLUS Fund	Ticker Symbols: PSPAX (A Class) PSPBX (B Class) PSPCX (C Class)

Principal Investments and Strategies	Investment Objective Seeks total return which exceeds that of the S&P 500 Fund Category Equity-Related	Fund Focus S&P 500 stock index derivatives backed by a portfolio of short-term fixed income securities Average Portfolio Duration 0–1 year	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared and distributed quarterly

The Fund seeks to exceed the total return of the S&P 500 by investing under normal circumstances substantially all of its assets in S&P 500 derivatives, backed by a portfolio of Fixed Income Instruments. The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund uses S&P 500 derivatives in addition to or in place of S&P 500 stocks to attempt to equal or exceed the performance of the S&P 500. The value of S&P 500 derivatives closely track changes in the value of the index. However, S&P 500 derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. PIMCO actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund’s total return, subject to an overall portfolio duration which is normally not expected to exceed one year.

The S&P 500 is composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks. The Fund is neither sponsored by nor affiliated with S&P. The Fund seeks to remain invested in S&P 500 derivatives or S&P 500 stocks even when the S&P 500 is declining.

Though the Fund does not normally invest directly in S&P 500 securities, when S&P 500 derivatives appear to be overvalued relative to the S&P 500, the Fund may invest all of its assets in a “basket” of S&P 500 stocks. Individual stocks are selected based on an analysis of the historical correlation between the return of every S&P 500 stock and the return on the S&P 500 itself. PIMCO may employ fundamental analysis of factors such as earnings and earnings growth, price to earnings ratio, dividend growth, and cash flows to choose among stocks that satisfy the correlation tests. The Fund also may invest in exchange traded funds based on the S&P 500, such as Standard & Poor’s Depositary Receipts.

Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

Principal Risks

Under certain conditions, generally in a market where the value of both S&P 500 derivatives and fixed income securities are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of S&P 500 stocks. Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Equity Risk • Mortgage Risk	• Foreign Investment Risk • Currency Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risk of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund’s Class A shares, but do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of Class A, B and C shares (1/20/97), performance information shown in the bar chart and table for those classes is based on the performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual sales charges (in the Average Annual Total Returns table only), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A, B and C shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

20	PIMCO Funds

PIMCO StocksPLUS Fund (continued)

Calendar Year Total Returns — Class A	More Recent Return Information

	1/1/05—6/30/05	-1.80%

	Highest and Lowest Quarter Returns (for periods shown in the bar chart)

	Highest (4th Qtr. ‘98)	21.23%

	Lowest (3rd Qtr. ‘02)	-16.84%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/04)

	1 Year	5 Years	10 Years
Class A Return Before Taxes	6.87%	-2.46%	11.83%
Class A Return After Taxes on Distributions(1)	4.19%	-4.10%	7.51%
Class A Return After Taxes on Distributions and Sale of Fund Shares(1)	4.36%	-2.98%	7.73%
Class B Return Before Taxes	4.33%	-2.90%	11.50%
Class C Return Before Taxes	8.65%	-2.35%	11.63%
S&P 500 Index(2)	10.88%	-2.30%	12.07%
Lipper Large-Cap Core Fund Average(3)	7.80%	-3.35%	10.07%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for Class B and Class C shares will vary.
(2)	The Standard & Poor’s 500 Composite Stock Price Index is an unmanaged market index generally considered representative of the stock market as a whole. It is not possible to invest directly in the index. The Index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper Large-Cap Core Fund Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. It does not reflect deductions for fees, expenses or taxes.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class A, B or C shares of the Fund:

Shareholder fees (fees paid directly from your investment)(1)

	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	Redemption Fee(2)
Class A	3%	1%(3)	2%
Class B	None	5%(4)(5)	2%
Class C	None	1%(6)	2%

(1)	Accounts with a minimum balance of $2,500 or less may be charge a fee of $16.
(2)	Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.
(3)	Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(4)	The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under “Classes of Shares—Class A, B and C Shares—Contingent Deferred Sales Charges (CDSCs)—Class B Shares.”
(5)	Class B shares are available only through exchanges of Class B shares of other Funds.
(6)	The CDSC on Class C shares is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses
Class A	0.40%	0.25%	0.40%	1.05%
Class B	0.40	1.00	0.40	1.80
Class C	0.40	0.75	0.40	1.55

(1)	Due to the 12b-1 distribution fee imposed on Class B and Class C shares, a Class B or Class C shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
(2)	“Other Expenses” reflect an administrative fee of 0.40%.

Examples.  The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem shares at the end of each period					Example: Assuming you do not redeem your shares
Share Class	Year 1	Year 3	Year 5	Year 10		Year 1	Year 3	Year 5	Year 10
Class A	$404	$624	$862	$1,544		$404	$624	$862	$1,544
Class B	683	866	1,175	1,826	*	183	566	975	1,826	*
Class C	258	490	845	1,845		158	490	845	1,845

*	For Class B shares purchased prior to January 1, 2002, this amount is $1,826.

Prospectus	21

PIMCO StocksPLUS Total Return Fund	Ticker Symbols: PTOAX (A Class) PTOBX (B Class) PSOCX (C Class)

Principal Investments and Strategies	Investment Objective Seeks total return which exceeds that of the S&P 500 Fund Category Equity-Related	Fund Focus S&P 500 stock index derivatives backed by a portfolio of short and intermediate maturity fixed income securities Average Portfolio Duration 1–6 years	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared and distributed quarterly

The Fund seeks to exceed the total return of the S&P 500 by investing under normal circumstances substantially all of its assets in S&P 500 derivatives, backed by a portfolio of Fixed Income Instruments. The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund uses S&P 500 derivatives in addition to or in place of S&P 500 stocks to attempt to equal or exceed the performance of the S&P 500. The value of S&P 500 derivatives closely track changes in the value of the index. However, S&P 500 derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. PIMCO actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund’s total return, subject to an overall portfolio duration which normally varies within a one- to six-year timeframe based on PIMCO’s forecast for interest rates.

The S&P 500 is composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks. The Fund is neither sponsored by nor affiliated with S&P. The Fund seeks to remain invested in S&P 500 derivatives or S&P 500 stocks even when the S&P 500 is declining.

Though the Fund does not normally invest directly in S&P 500 securities, when S&P 500 derivatives appear to be overvalued relative to the S&P 500, the Fund may invest all of its assets in a “basket” of S&P 500 stocks. Individual stocks are selected based on an analysis of the historical correlation between the return of every S&P 500 stock and the return on the S&P 500 itself. PIMCO may employ fundamental analysis of factors such as earnings and earnings growth, price to earnings ratio, dividend growth, and cash flows to choose among stocks that satisfy the correlation tests. The Fund also may invest in exchange traded funds based on the S&P 500, such as Standard & Poor’s Depositary Receipts.

Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

Principal Risks

Under certain conditions, generally in a market where the value of both S&P 500 derivatives and fixed income securities are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of S&P 500 stocks. Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Equity Risk • Mortgage Risk	• Foreign Investment Risk • Currency Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund’s Class A shares, but do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of Class A, B and C shares (7/31/03), performance shown in the table is based on the performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual sales charges, distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A, B and C shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

22	PIMCO Funds

PIMCO StocksPLUS Total Return Fund (continued)

Calendar Year Total Returns — Class A	More Recent Return Information

	1/1/05—6/30/05	0.52%

	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (2nd Qtr. ‘03)	17.22%

	Lowest (1st Qtr. ‘03)	-2.82%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/04)

	1 Year	Fund Inception (6/28/02)(4)
Class A Return Before Taxes	8.89%	12.50%
Class A Return After Taxes on Distributions(1)	7.82%	11.42%
Class A Return After Taxes on Distributions and Sale of Fund Shares(1)	6.16%	10.21%
Class B Return Before Taxes	8.74%	12.58%
Class C Return Before Taxes	11.24%	13.25%
S&P 500 Index(2)	10.88%	10.36%
Lipper Large-Cap Core Fund Average(3)	7.80%	7.88%
(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for Class B and Class C shares will vary.
(2)	The Standard & Poor’s 500 Composite Stock Price Index is an unmanaged market index generally considered representative of the stock market as a whole. It is not possible to invest directly in the index. The Index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper Large-Cap Core Fund Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. It does not reflect deductions for fees, expenses or taxes.
(4)	The Fund began operations on 6/28/02. Index comparisons began on 6/30/02.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class A, B or C shares of the Fund:

Shareholder fees (fees paid directly from your investment)(1)

	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	Redemption Fee(2)
Class A	3.75%	1%(3)	2%
Class B	None	3.5%(4)	2%
Class C	None	1%(5)	2%
(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)	Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.
(3)	Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(4)	The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under “Classes of Shares—Class A, B and C Shares—Contingent Deferred Sales Charges (CDSCs)—Class B Shares.”
(5)	The CDSC on Class C shares is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses
Class A	0.49%	0.25%	0.45%	1.19%
Class B	0.49	1.00	0.45	1.94
Class C	0.49	1.00	0.45	1.94

(1)	Due to the 12b-1 distribution fee imposed on Class B and Class C shares, a Class B or Class C shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
(2)	“Other Expenses” reflect an administrative fee of 0.45%.

Examples.  The Examples are intended to help you compare the cost of investing in Class A, B, or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem shares at the end of each period					Example: Assuming you do not redeem your shares
	Year 1	Year 3	Year 5	Year 10		Year 1	Year 3	Year 5	Year 10
Class A	$492	$739	$1,005	$1,764		$492	$739	$1,005	$1,764
Class B	547	809	1,097	1,808	*	197	609	1,047	1,808	*
Class C	297	609	1,047	2,264		197	609	1,047	2,264
*	For Class B shares purchased prior to October 1, 2004, this amount is $2,070.

Prospectus	23

Summary of Principal Risks

The value of your investment in a Fund changes with the values of that Fund’s investments. Many factors can affect those values. The factors that are most likely to have a material effect on a particular Fund’s portfolio as a whole are called “principal risks.” The principal risks of each Fund are identified in the Fund Summaries and are described in this section. Each Fund may be subject to additional risks other than those described below because the types of investments made by a Fund can change over time. Securities and investment techniques mentioned in this summary that appear in bold type are described in greater detail under “Characteristics and Risks of Securities and Investment Techniques.” That section and “Investment Objectives and Policies” in the Statement of Additional Information also include more information about the Funds, their investments and the related risks. There is no guarantee that a Fund will be able to achieve its investment objective. It is possible to lose money by investing in a Fund.

Interest Rate Risk

As nominal interest rates rise, the value of fixed income securities held by a Fund is likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Inflation-indexed securities, including Treasury Inflation-Protected Securities (“TIPS”), decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.

Credit Risk

A Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. Municipal bonds are subject to the risk that litigation, legislation or other political events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest.

High Yield Risk

Funds that invest in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) may be subject to greater levels of interest rate, credit and liquidity risk than Funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce a Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, a Fund may lose its entire investment.

Market Risk

The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Equity securities generally have greater price volatility than fixed income securities.

Issuer Risk

The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Liquidity Risk

Liquidity risk exists when particular investments are difficult to purchase or sell. A Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Funds with principal investment strategies that involve foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

24	PIMCO Funds

Derivatives Risk

Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The various derivative instruments that the Funds may use are referenced under “Characteristics and Risks of Securities and Investment Techniques—Derivatives” in this prospectus and described in more detail under “Investment Objectives and Policies” in the Statement of Additional Information. The Funds typically use derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Funds may also use derivatives for leverage, in which case their use would involve leveraging risk. A Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, interest rate risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. A Fund investing in a derivative instrument could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Equity Risk

The values of equity securities may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

Commodity Risk

A Fund’s investments in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Mortgage Risk

A Fund that purchases mortgage-related securities is subject to certain additional risks. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. This is known as contraction risk.

Foreign (Non-U.S.) Investment Risk

A Fund that invests in foreign securities may experience more rapid and extreme changes in value than a Fund that invests exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect a Fund’s investments in a foreign country. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in foreign securities. Adverse conditions in a certain region can adversely affect securities of other countries whose economies appear to be unrelated. To the extent that a Fund invests a significant portion of its assets in a concentrated geographic area like Eastern Europe or Asia, the Fund will generally have more exposure to regional economic risks associated with foreign investments.

European Concentration Risk

When a Fund holds or obtains exposure to European securities or indices of securities, it may be affected significantly by economic, regulatory or political developments affecting European issues. All countries in Europe may be significantly affected by fiscal and monetary controls implemented by the European Economic and Monetary Union. Eastern European markets are relatively undeveloped and may be particularly sensitive to economic and political events affecting those countries.

Far Eastern (excluding Japan) Concentration Risk

A Fund that holds or obtains exposure to Far Eastern (excluding Japanese) securities or indices of securities may be affected significantly by economic, regulatory or political developments affecting Far Eastern issuers. The economies and financial markets of many Far Eastern countries have been erratic in recent years, and several

Prospectus	25

countries’ currencies have fluctuated dramatically in value relative to the U.S. dollar. The trading volume on some Far Eastern stock exchanges is much lower than in the United States, making the securities of issuers traded thereon less liquid and more volatile than similar U.S. securities. Politically, several Far Eastern countries are still developing and could de-stabilize. In addition, it is possible that governments in the region could take action adverse to Far Eastern issuers, such as nationalizing industries or restricting the flow of money in and out of their countries.

Japanese Concentration Risk

A Fund that holds or obtains exposure to Japanese securities or indices of securities may be affected significantly by economic, regulatory or political developments affecting Japanese issuers. The Japanese economy, after achieving high growth in the 1980s, faltered dramatically in the 1990s, and it continues to languish. The Japanese government has not dealt effectively with high tax and unemployment rates, unstable banking and financial service sectors, and low consumer spending; should any or all of these problems persist or worsen, the Fund could be adversely affected. A small number of industries, including the electronic machinery industry, comprise a large portion of the Japanese market, and therefore weakness in any of these industries could have profound negative impact on the entire market. In addition, Japan has few natural resources; its economy is heavily dependent on foreign trade and so it is vulnerable to trade sanctions or other protectionist measures taken by its trading partners.

Real Estate Risk

A Fund that invests in real estate-linked derivative instruments is subject to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. An investment in a real estate-linked derivative instrument that is linked to the value of a real estate investment trust (“REIT”) is subject to additional risks, such as poor performance by the manager of the REIT, adverse changes to the tax laws or failure by the REIT to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended. In addition, some REITs have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. Also, the organizational documents of a REIT may contain provisions that make changes in control of the REIT difficult and time-consuming.

Currency Risk

Funds that invest directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the returns of the Fund.

Issuer Non-Diversification Risk

Focusing investments in a small number of issuers, industries or foreign currencies increases risk. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer than Funds that are “diversified.” Funds that invest in a relatively small number of issuers are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Some of those issuers also may present substantial credit or other risks. Similarly, a Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects or from issuers in a single state.

Leveraging Risk

Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolios securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, PIMCO will segregate or “earmark” liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund’s portfolio securities.

Smaller Company Risk

The general risks associated with fixed income securities are particularly pronounced for securities issued by companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. As a result, they may be subject to greater levels of credit, market and issuer risk. Securities of smaller companies may trade less frequently and in lesser volumes

26	PIMCO Funds

than more widely held securities and their values may fluctuate more sharply than other securities. Companies with medium-sized market capitalizations may have risks similar to those of smaller companies.

Management Risk

Each Fund is subject to management risk because it is an actively managed investment portfolio. PIMCO and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.

California State-Specific Risk

A Fund that concentrates its investments in California municipal bonds may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal. Provisions of the California Constitution and State statutes which limit the taxing and spending authority of California governmental entities may impair the ability of California issuers to pay principal and/or interest on their obligations. While California’s economy is broad, it does have major concentrations in high technology, aerospace and defense-related manufacturing, trade, entertainment, real estate and financial services, and may be sensitive to economic problems affecting those industries. Future California political and economic developments, constitutional amendments, legislative measures, executive orders, administrative regulations, litigation and voter initiatives could have an adverse effect on the debt obligations of California issuers.

New York State-Specific Risk

A Fund that concentrates its investments in New York municipal bonds may be affected significantly by economic, regulatory or political developments affecting the ability of New York issuers to pay interest or repay principal. Certain issuers of New York municipal bonds have experienced serious financial difficulties in the past and a reoccurrence of these difficulties may impair the ability of certain New York issuers to pay principal or interest on their obligations. The financial health of New York City affects that of the State, and when New York City experiences financial difficulty it may have an adverse affect on New York municipal bonds held by the Fund. The growth rate of New York has at times been somewhat slower than the nation overall. The economic and financial condition of New York also may be affected by various financial, social, economic and political factors.

Short Sale Risk

A Fund’s short sales are subject to special risks. A short sale involves the sale by the Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. A Fund may also enter into a short derivative position through a futures contract or swap agreement. If the price of the security or derivative has increased during this time, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

Tax Risk

As noted above, the CommodityRealReturn Strategy Fund currently intends to gain most of its exposure to the commodities markets by entering into swap agreements on a commodities index, and may invest in other commodity-linked derivative instruments, including options, futures contracts, options on futures contracts and commodity-linked structured notes. The status of these swap contracts and other commodities-linked derivative instruments under tests to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the “Code”) is not certain. For these purposes, the Fund is relying on an opinion of counsel and does not intend to obtain a ruling from the Internal Revenue Service (“Service”). Such opinion is not binding upon the Service and there is no assurance that the Service will not challenge the Fund’s status as a regulated investment company, or that, if it were to do so, it would not prevail. If the Fund were to fail to qualify as a regulated investment company in any year, then the Fund would be subject to federal income tax on its net income and capital gains at regular corporate income tax rates (without a deduction for distributions to shareholders). When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to the Fund’s earnings and profits. If the Fund were to fail to qualify as a regulated investment company and became subject to federal income tax, any shareholders of the Fund (including, to the extent they invest in the Fund, the All Asset and All Asset All Authority Funds), would be subject to the risk of diminished investment returns. See “Tax Consequences.”

Allocation Risk

The All Asset and All Asset All Authority Funds’ investment performance depends upon how its assets are allocated and reallocated between the Underlying Funds according to the Fund’s asset allocation targets and ranges. A principal risk of investing in the Fund is that the Fund’s adviser will make less than optimal or poor asset allocation decisions. The adviser attempts to identify allocations for the Underlying Funds that will provide consistent, quality performance for the Fund, but there is no guarantee that such allocation techniques will produce the desired results. It is possible that the adviser will focus on an Underlying Fund that performs poorly

Prospectus	27

or underperforms other Funds under various market conditions. You could lose money on your investment in the Fund as a result of these allocation decisions.

Underlying Fund Risks

Because the All Asset and All Asset All Authority Funds invest all of their assets in Underlying Funds, the risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the Underlying Funds. The ability of the Fund to achieve its investment objective will depend upon the ability of the Underlying Funds to achieve their investment objectives. There can be no assurance that the investment objective of any Underlying Fund will be achieved.

The All Asset and All Asset All Authority Funds’ net asset value will fluctuate in response to changes in the net asset values of the Underlying Funds in which it invests. The extent to which the investment performance and risks associated with the Fund correlate to those of a particular Underlying Fund will depend upon the extent to which the Fund’s assets are allocated from time to time for investment in the Underlying Fund, which will vary. To the extent that the Fund invests a significant portion of its assets in an Underlying Fund, it will be particularly sensitive to the risks associated with that Underlying Fund.

Index Risk

Because certain of the Funds invest in derivatives that are linked to the performance of the RA Fundamental 1000 Index, they will be subject to the risks associated with changes in that index. If the RA Fundamental 1000 Index changes, a Fund could receive lower interest payments (in the case of a debt-related derivative) or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities may create leverage to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

Management of the Funds

Investment Adviser and Administrator

PIMCO serves as the investment adviser and the administrator (serving in its capacity as administrator, the “Administrator”) for the Funds. Subject to the supervision of the Board of Trustees, PIMCO is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters.

PIMCO is located at 840 Newport Center Drive, Newport Beach, California 92660. Organized in 1971, PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. As of December 31, 2005, PIMCO had approximately $493 billion in assets under management.

PIMCO has engaged Research Affiliates, LLC, a California limited liability company, to serve as asset allocation sub-advisor to the All Asset and All Asset All Authority Funds. Research Affiliates, LLC is located at 800 E. Colorado Blvd., Suite 870, Pasadena, CA 91101.

Advisory Fees

Each Fund pays PIMCO fees in return for providing investment advisory services. For the fiscal year ended March 31, 2005, the Funds paid monthly advisory fees to PIMCO at the following annual rates (stated as a percentage of the average daily net assets of each Fund taken separately):

Fund	Advisory Fees
All Asset Fund	0.20%
All Asset All Authority Fund	0.25%
StocksPLUS Fund	0.40%
CommodityRealReturn Strategy, RealEstateRealReturn Strategy and StocksPLUS Total Return Funds	0.49%
International StocksPLUS TR Strategy Fund	0.55%

The Fundamental IndexPLUS TR Fund was not operational during the fiscal year ended March 31, 2005. The investment advisory fee for the Fundamental IndexPLUS TR Fund is at an annual rate of 0.54 based upon the average daily net assets of the Fund.

Administrative Fees

Each Fund pays for the administrative services it requires under what is essentially an all-in fee structure. Class A, Class B and Class C shareholders of each Fund pay an administrative fee to PIMCO, computed as a percentage of the Fund’s assets attributable in the aggregate to that class of shares. PIMCO, in turn, provides or procures administrative services for Class A, Class B and Class C shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Funds do bear other expenses which are not covered under the administrative fee which may vary and affect the total level of expenses paid by Institutional and Administrative Class shareholders, such

28	PIMCO Funds

as brokerage fees, commissions and other transaction expenses, costs of borrowing money, including interest expenses, extraordinary expenses (such as litigation and indemnification expenses) and fees and expenses of the Trust’s Independent Trustees and their counsel (if any). PIMCO generally earns a profit on the administrative fee. Also, under the terms of the administration agreement, PIMCO, and not Fund shareholders, would benefit from any price decreases in third-party services, including decreases resulting from an increase in net assets.

For the fiscal year ended March 31, 2005, the Funds paid PIMCO monthly administrative fees at the following annual rates (stated as a percentage of the average daily net assets attributable in the aggregate to the Fund’s Class A, Class B and Class C shares):

Fund	Administrative Fees
StocksPLUS Funds	0.40%
All Asset, All Asset All Authority and StocksPLUS Total Return Funds	0.45%
CommodityRealReturn Strategy and RealEstateRealReturn Strategy Funds	0.50%
International StocksPLUS TR Strategy Fund	0.55%

The Fundamental IndexPLUS TR Fund was not operational during the fiscal year ended March 31, 2005. The administrative fee for the Fundamental IndexPLUS TR Fund is at an annual rate of 0.40% based upon the average daily net assets of the Fund.

Fund of Funds Fees

The All Asset Fund pays advisory and administrative fees directly to PIMCO at an annual rate of 0.20% and 0.45%, respectively, based on the average daily net assets attributable in the aggregate to the Fund’s Class A, B or C shares, as applicable. The All Asset All Authority Fund pays advisory and administrative fees directly to PIMCO at an annual rate of 0.25% and 0.45%, respectively, based on the average daily net assets attributable in the aggregate to the Fund’s Class A and C shares, as applicable. The Fund also indirectly pays its proportionate share of the administrative fees charged by PIMCO to the Underlying Funds in which the Fund invests. For the All Asset Fund, PIMCO has contractually agreed, for the Fund’s current fiscal year, to reduce its advisory fee to the extent that the Underlying Fund Expenses attributable to advisory and administrative fees exceed 0.60% of the total amount invested in Underlying Funds. For the All Asset All Authority Fund, PIMCO has contractually agreed, for the Fund’s current fiscal year (3/31), to reduce its advisory fee to the extent that the Underlying Fund Expenses attributable to advisory and administrative fees exceed 0.69% of the total amount invested in Underlying Funds.

The expenses associated with investing in a “fund of funds” are generally higher than those for mutual funds that do not invest primarily in other mutual funds. This is because shareholders in a “fund of funds” indirectly pay a portion of the fees and expenses charged at the underlying fund level. The Fund invests in Institutional Class shares of the Underlying Funds, which are not subject to any sales charges or 12b-1 fees.

The following table summarizes the annual expenses borne by Institutional Class shareholders of the Underlying Funds. Because the All Asset Fund invests in Institutional Class shares of the Underlying Funds, shareholders of the Fund indirectly bear a proportionate share of these expenses, depending upon how the Fund’s assets are allocated from time to time among the Underlying Funds.

Prospectus	29

Annual Underlying Fund Expenses

(Based on the average daily net assets attributable to an Underlying Fund’s Institutional Class shares)

Underlying Fund	Advisory Fees	Other Expenses(1)	Total Fund Operating Expenses
California Intermediate Municipal Bond Fund	0.25%	0.22%	0.47%
California Municipal Bond Fund	0.25	0.22	0.47
CommodityRealReturn Strategy Fund	0.49	0.25	0.74
Convertible Fund	0.40	0.26	0.66
Developing Local Markets Fund*	0.45	0.51	0.96	(2)
Diversified Income Fund	0.45	0.30	0.75
Emerging Markets Bond Fund	0.45	0.40	0.85
European Convertible Fund	0.50	0.26	0.76
European StocksPLUS TR Strategy Fund	0.55	0.31	0.86
Far East (ex-Japan) StocksPLUS TR Strategy Fund	0.55	0.30	0.85
Floating Income Fund	0.30	0.26	0.56	(3)
Foreign Bond Fund (Unhedged)	0.25	0.25	0.50
Foreign Bond Fund (U.S. Dollar-Hedged)	0.25	0.25	0.50
Fundamental Index PLUS Fund*	0.45	0.26	0.65	(4)
Fundamental Index PLUS TR Fund*	0.54	0.26	0.74	(5)
Global Bond Fund (Unhedged)	0.25	0.30	0.55
Global Bond Fund (U.S. Dollar-Hedged)	0.25	0.30	0.55
GNMA Fund	0.25	0.25	0.50
High Yield Fund	0.25	0.25	0.50
International StocksPLUS TR Strategy Fund	0.55	0.30	0.85
Investment Grade Corporate Bond Fund	0.25	0.25	0.50
Japanese StocksPLUS TR Strategy Fund	0.55	0.31	0.86
Long-Term U.S. Government Fund	0.25	0.25	0.50
Low Duration Fund	0.25	0.18	0.43
Low Duration Fund II	0.25	0.25	0.50
Low Duration Fund III	0.25	0.25	0.50
Moderate Duration Fund	0.25	0.20	0.45
Money Market Fund	0.12	0.20	0.32
Municipal Bond Fund	0.25	0.24	0.49
New York Municipal Bond Fund	0.25	0.22	0.47
Real Return Fund	0.25	0.20	0.45
Real Return Fund II	0.25	0.20	0.45
Real Return Asset Fund	0.35	0.25	0.60
RealEstateRealReturn Strategy Fund	0.49	0.25	0.74
Short Duration Municipal Income Fund	0.20	0.15	0.35
Short-Term Fund	0.25	0.20	0.45
StocksPLUS Fund	0.40	0.25	0.65
StocksPLUS Municipal-Backed Fund	0.44	0.25	0.69
StocksPLUS Total Return Fund	0.49	0.25	0.74
StocksPLUS TR Short Strategy Fund	0.49	0.25	0.74
Total Return Fund	0.25	0.18	0.43
Total Return Fund II	0.25	0.25	0.50
Total Return Fund III	0.25	0.25	0.50
Total Return Mortgage Fund	0.25	0.25	0.50

(1)	Other Expenses includes administrative fees and other expenses (e.g. organizational expenses, interest expenses, and pro rata trustee fees) attributable to the Institutional Class shares. For the Developing Local Markets, Floating Income, Fundamental IndexPLUS and Fundamental IndexPLUS TR Fund, the Other Expenses are based on estimated amounts for the initial fiscal year of each Fund’s Institutional class shares and include each Fund’s organizational expenses.
(2)	PIMCO has contractually agreed, for the Fund’s current fiscal year (3/31), to waive its administrative fee, or reimburse the Fund, to the extent that, due to organizational expenses and/or the payment of the Fund’s pro rata share of Trustees’ fees, the total fund operating expenses exceed 0.9549% of the Fund’s average net assets attributable to Institutional Class shares respectively. Under the Expense Limitation Agreement, which renews annually for a full fiscal year unless terminated by PIMCO upon at least 30 days’ notice prior to fiscal year-end, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.
(3)	PIMCO has contractually agreed, for the Fund’s current fiscal year (3/31), to reduce Total Annual Fund Operating Expenses to the extent they would exceed, due to the payment of organizational expenses and Trustees fees, 0.5549% of daily net assets for the institutional class. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.
(4)	PIMCO has contractually agreed, for the Fund’s current fiscal year (3/31), to waive its administrative fee, or reimburse the Fund, to the extent that, due to organizational expenses and/or the payment of the Fund’s pro rata share of Trustees’ fees, the total fund operating expenses exceed 0.6549% of the Fund’s average net assets attributable to Institutional Class shares. Under the Expense Limitation Agreement, which renews annually for a full fiscal year unless terminated by PIMCO upon at least 30 days’ notice prior to fiscal year-end, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.
(5)	PIMCO has contractually agreed, until March 31, 2007, to waive a portion of its advisory fee equal to 0.05% of average daily net assets. In addition, PIMCO has contractually agreed, for the Fund’s current fiscal year (3/31), to waive its administrative fee, or reimburse the Fund, to the extent that, due to organizational expenses and/or the payment of the Fund’s pro rata share of Trustees’ fees, the total fund operating expenses exceed 0.7449% of the Fund’s average net assets attributable to Institutional Class shares. Under the Expense Limitation Agreement, which renews annually for a full fiscal year unless terminated by PIMCO upon at least 30 days’ notice prior to fiscal year-end, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

30	PIMCO Funds

Individual Portfolio Managers

The following individuals have primary responsibility for managing each of the noted Funds.

Fund	Portfolio Manager	Since	Recent Professional Experience
All Asset All Asset All Authority	Robert D. Arnott	7/02* 10/03*	Chief Executive Officer, Research Affiliates LLC. Until April 30, 2004, Mr. Arnott was also Chairman of First Quadrant, LLP.

CommodityRealReturn Strategy RealEstateRealReturn Strategy	John B. Brynjolfsson	6/02* 10/03*	Managing Director, PIMCO. He joined PIMCO as a Portfolio Manager in 1989, and has managed fixed income accounts for various institutional clients and funds since 1992.

International StocksPLUS TR Strategy	Pasi Hamalainen	10/03*	Mr. Hamalainen is a Managing Director and member of PIMCO’s investment committee. Previously, he has served as PIMCO’s head of Fixed Income portfolio management in Europe, as the director of portfolio analytics and co-head of PIMCO’s mortgage team.

Mr. Brynjolfsson is a Managing Director of PIMCO. He joined PIMCO as a Portfolio Manager in 1989, and has managed fixed income accounts for various institutional clients and funds since 1992.

Fundamental Index PLUS TR StocksPLUS StocksPLUS Total Return	William H. Gross	5/05* 1/98 6/02*	Managing Director, Chief Investment Officer and a founding partner of PIMCO.

*	Since inception of the Fund.

Distributor

Please see the Statement of Additional Information for additional information about other accounts managed by the portfolio managers, the portfolio managers’ compensation and the portfolio managers’ ownership of shares of the Funds.

The Trust’s Distributor is Allianz Global Investors Distributors LLC (“AGID” or “Distributor”), an indirect subsidiary of Allianz Global Investors of America L.P. (“AGI”). The Distributor, located at 2187 Atlantic Street, Stamford, CT 06902, is a broker-dealer registered with the Securities and Exchange Commission (“SEC”).

Regulatory and Litigation Matters

On June 1, 2004, the Attorney General of the State of New Jersey announced that it had dismissed PIMCO from a complaint filed by the New Jersey Attorney General on February 17, 2004, and that it had entered into a settlement agreement (the “New Jersey Settlement”) with PIMCO’s parent company, AGI (formerly known as Allianz Dresdner Asset Management of America L.P.), PEA Capital LLC (an entity affiliated with PIMCO through common ownership) (“PEA”) and AGID, in connection with the same matter. In the New Jersey Settlement, AGI, PEA and AGID neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the New Jersey Settlement alleged, among other things, that AGI, PEA and AGID had failed to disclose that they improperly allowed certain hedge funds to engage in “market timing” in certain funds. The complaint sought injunctive relief, civil monetary penalties, restitution and disgorgement of profits.

Since February 2004, PIMCO, AGI, PEA, AGID, and certain of their affiliates, including the Trust, Allianz Fund (formerly known as PIMCO Funds: Multi-Manager Series), and the Trustees of the Trust, have been named as defendants in 14 lawsuits filed in U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. Ten of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in the U.S. District Court for the District of Maryland; four of those lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the Trust and the Allianz Funds during specified periods, or as derivative actions on behalf of the Trust and Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain of the Allianz Funds and Funds of the Trust and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, the Trustees, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the Trust or on behalf of the Trust itself against other defendants. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote the Allianz Funds and Funds of the Trust, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. The market timing and revenue sharing lawsuits

Prospectus	31

seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

The Trust has learned that, on April 11, 2005, the Attorney General of the State of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia (the “West Virginia Complaint”) against Allianz Global Investors Fund Management LLC (formerly PA Fund Management LLC) (“AGIF”), PEA and AGID alleging, among other things, that they improperly allowed broker-dealers, hedge funds and investment advisers to engage in frequent trading of various open-end funds advised or distributed by Allianz Global Investors Fund Management LLC and certain of its affiliates in violation of the funds’ stated restrictions on “market timing.” On May 31, 2005, AGIF, PEA and AGID, along with the other mutual fund defendants in the action, removed the action to the U.S. District Court for the District of West Virginia. The West Virginia Complaint also names numerous other defendants unaffiliated with Allianz Global Investors Fund Management in separate claims alleging improper market timing and/or late trading of open-end investment companies advised or distributed by such other defendants. The West Virginia Complaint seeks injunctive relief, civil monetary penalties, investigative costs and attorney’s fees.

Under Section 9(a) of the Investment Company Act of 1940, as amended (“1940 Act”), if the New Jersey Settlement or any of the lawsuits described above were to result in a court injunction against AGI, PEA, AGID and/or their affiliates, PIMCO could, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser, and AGID could be barred from serving as principal underwriter, to any registered investment company, including the Funds. In connection with an inquiry from the SEC concerning the status of the New Jersey Settlement under Section 9(a), PEA, AGID, AGI and certain of their affiliates (including PIMCO) (together, the “Applicants”) have sought exemptive relief from the SEC under Section 9(c) of the 1940 Act. The SEC has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey Settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the SEC takes final action on their application for a permanent order. There is no assurance that the SEC will issue a permanent order.

If the West Virginia Complaint were to result in a court injunction against AGIF, PEA or AGID, the Applicants would, in turn, seek exemptive relief under Section 9(c) with respect to that matter, although there is no assurance that such exemptive relief would be granted.

It is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Funds. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Funds or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Funds.

The foregoing speaks only as of the date of this prospectus. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated only if those developments are material.

32	PIMCO Funds

Classes of Shares—Class A, B and C Shares

The Trust offers investors Class A, Class B and Class C shares of each Fund in this prospectus. Each class of shares is subject to different types and levels of sales charges and other fees than the other classes and bears a different level of expenses.

The class of shares that is best for you depends upon a number of factors, including the amount and the intended length of your investment. The following summarizes key information about each class to help you make your investment decision, including the various expenses associated with each class and the payments made to financial intermediaries for distribution and other services. More extensive information about the Trust’s multi-class arrangements is included in the Allianz Funds and PIMCO Funds Shareholders’ Guide for Class A, B and C Shares (the “Guide”), which is included as part of the Statement of Additional Information and can be obtained free of charge from the Distributor. See “How to Buy and Sell Shares—Allianz Funds and PIMCO Funds Shareholders’ Guide” below.

Class A Shares

•	You pay an initial sales charge when you buy Class A shares of any Fund. The maximum initial sales charge is 3.00% for the StocksPLUS Fund, 3.75% for the All Asset, All Asset All Authority, Fundamental IndexPLUS TR and StocksPLUS Total Return Funds, and 5.50% for the CommodityRealReturn Strategy, International StocksPLUS TR Strategy and RealEstateRealReturn Strategy Funds. The sales charge is deducted from your investment so that not all of your purchase payment is invested.

•	You may be eligible for a reduction or a complete waiver of the initial sales charge under a number of circumstances. For example, you normally pay no sales charge if you purchase $1,000,000 or more of Class A shares. Please see the Guide for details.

•	Class A shares are subject to lower 12b-1 fees than Class B or Class C shares. Therefore, Class A shareholders generally pay lower annual expenses and receive higher dividends than Class B or Class C shareholders.

•	You normally pay no contingent deferred sales charge (“CDSC”) when you redeem Class A shares, although for certain Funds you may pay a 1% CDSC if you purchase $1,000,000 or more of Class A shares (and therefore pay no initial sales charge) and then redeem the shares during the first 18 months after your initial purchase. The Class A CDSC is waived for certain categories of investors and does not apply if you are otherwise eligible to purchase Class A shares without a sales charge. Please see the Guide for details.

Class B Shares

•	You do not pay an initial sales charge when you buy Class B shares. The full amount of your purchase payment is invested initially. Effective October 1, 2004, Class B shares of the StocksPLUS Fund may only be (i) acquired through the exchange of Class B shares of other Funds; or (ii) purchased by persons who held Class B shares of the StocksPLUS Fund at the close of business on September 30, 2004. If, after the close of business on September 30, 2004, you redeem all Class B shares of the StocksPLUS Fund in your account, you cannot purchase new Class B shares thereafter (although you may still acquire Class B shares of this Fund through exchange). The Fund may waive this restriction for certain specified benefit plans that are invested in Class B shares of the StocksPLUS Fund at the close of business on September 30, 2004.

•	You normally pay a CDSC of up to 3.5% if you redeem Class B shares of the All Asset and StocksPLUS Total Return Funds during the first five years after your initial purchase. You normally pay a CDSC of up to 5% if you redeem Class B shares of all other Funds during the first six years after your initial purchase. The amount of the CDSC declines the longer you hold your Class B shares. You pay no CDSC if you redeem Class B shares of the All Asset and StocksPLUS Total Return Funds during the sixth year or thereafter. You pay no CDSC if you redeem Class B shares of all other Funds during the seventh year and thereafter. The Class B CDSC is waived for certain categories of investors. Please see the Guide for details.

•	Class B shares of the All Asset and StocksPLUS Total Return Funds are subject to higher 12b-1 fees than Class A shares for the first five years they are held (seven years for Class B shares purchased prior to January 1, 2002 and eight years for Class B shares purchased from January 1, 2002 through September 30, 2004).

•	Class B shares of all other Funds are subject to higher 12b-1 fees than Class A shares for the first seven years they are held (eight years for Class B shares purchased from January 1, 2002 through September 30, 2004). During this time, Class B shareholders normally pay higher annual expenses and receive lower dividends than Class A shareholders.

Prospectus	33

•	Class B shares of the All Asset and StocksPLUS Total Return Funds convert to Class A shares after they have been held for five years (eight years for Class B shares purchased from January 1, 2002 through September 30, 2004).

•	Class B shares of all other Funds automatically convert into Class A shares after they have been held for seven years. After the conversion takes place, the shares are subject to the lower 12b-1 fees paid by Class A shares. (The conversion period for Class B shares of all Funds purchased from January 1, 2002 through September 30, 2004, is eight years.)

Class C Shares

•	You do not pay an initial sales charge when you buy Class C shares. The full amount of your purchase payment is invested initially.

•	You normally pay a CDSC of 1% if you redeem Class C shares during the first year (eighteen months in the case of the CommodityRealReturn Strategy, International StocksPLUS TR Strategy and RealEstateRealReturn Strategy Funds) after your initial purchase. The Class C CDSC is waived for certain categories of investors. Please see the Guide for details.

•	Class C shares are subject to higher 12b-1 fees than Class A shares. Therefore, Class C shareholders normally pay higher annual expenses and receive lower dividends than Class A shareholders.

•	Class C shares do not convert into any other class of shares. Because Class B shares convert into Class A shares after seven years (five years for Class B shares of the All Asset and StocksPLUS Total Return Funds), Class C shares will normally be subject to higher expenses and will pay lower dividends than Class B shares if the shares are held for more than seven years, (five years for Class B shares of the All Asset and StocksPLUS Total Return Funds).

Some or all of the payments described below are paid or “reallowed” to financial intermediaries. The following provides additional information about the sales charges and other expenses associated with Class A, Class B and Class C shares.

Initial Sales Charges-Class A Shares

This section includes important information about sales charge reduction programs available to investors in Class A shares of the Funds and describes information or records you may need to provide to the Distributor or your financial intermediary in order to be eligible for sales charge reduction programs.

Unless you are eligible for a waiver, the public offering price you pay when you buy Class A shares of the Funds is the net asset value (“NAV”) of the shares plus an initial sales charge. The initial sales charge varies depending upon the size of your purchase, as set forth below. No sales charge is imposed where Class A shares are issued to you pursuant to the automatic reinvestment of income dividends or capital gains distributions. For investors investing in Class A shares of the Funds through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor obtains the proper “breakpoint” discount.

Real Return and StocksPLUS Funds

Amount of Purchase	Initial Sales Charge as % of Net Amount Invested	Initial Sales Charge as % of Public Offering Price
$0–$99,999	3.09%	3.00%
$100,000–$249,999	2.04%	2.00%
$250,000–$499,999	1.52%	1.50%
$500,000–$999,999	1.27%	1.25%
$1,000,000 +	0.00%*	0.00%*

All Asset, All Asset All Authority, StocksPLUS Total Return and Fundamental IndexPLUS TR Funds

Amount of Purchase	Initial Sales Charge as % of Net Amount Invested	Initial Sales Charge as % of Public Offering Price
$0–$99,999	3.90%	3.75%
$100,000–$249,999	3.36%	3.25%
$250,000–$499,999	2.30%	2.25%
$500,000–$999,999	1.78%	1.75%
$1,000,000 +	0.00%*	0.00%*

34	PIMCO Funds

CommodityRealReturn Strategy, International StocksPLUS TR Strategy and RealEstateRealReturn Strategy Funds

Amount of Purchase	Initial Sales Charge as % of Net Amount Invested	Initial Sales Charge as % of Public Offering Price
$0–$49,999	5.82%	5.50%
$50,000–$99,999	4.71%	4.50%
$100,000–$249,999	3.63%	3.50%
$250,000–$499,999	2.56%	2.50%
$500,000–$999,999	2.04%	2.00%
$1,000,000 +	0.00%*	0.00%*

*    As shown, investors that purchase $1,000,000 or more of any Fund’s Class A shares will not pay any initial sales charge on the purchase. However, purchasers of $1,000,000 or more of Class A shares may be subject to a CDSC of 1% if the shares are redeemed during the first 18 months after their purchase. See “CDSCs on Class A Shares” below.

Investors in the Funds may reduce or eliminate sales charges applicable to purchases of Class A shares through utilization of the Combined Purchase Privilege, the Cumulative Quantity Discount (Right of Accumulation), a Letter of Intent or the Reinstatement Privilege. These programs, which apply to purchases of one of more funds that are series of the Trust or Allianz Funds (formerly PIMCO Funds: Multi-Manager Series) that offer Class A shares (together, “Eligible Funds”), are summarized below and are described in greater detail in the Guide.

Combined Purchase Privilege.  Investors may qualify for a reduced sales charge on Class A shares by combining purchases of Class A shares of Eligible Funds into a single purchase (a “Single Purchase”), if the resulting purchase totals at least $50,000. The following may be deemed to be a Single Purchase: certain purchases by an individual investor’s spouse or children that may be combined with an investor’s purchase, single purchases by a fiduciary for multiple beneficiaries and single purchases for employee benefit plans of a single employer. Please see the Guide for details.

Cumulative Quantity Discount (Right of Accumulation).  A purchase of Class A shares of any Eligible Fund may qualify for a Cumulative Quantity Discount at the rate applicable to the discount bracket obtained by adding:

(i) the amount of the investor’s total current purchase (including any sales charge);

(ii) the aggregate net asset value (at the close of business on the day of the current purchase) of all Class A, Class B and Class C shares of any Eligible Fund held by the investor; and

(iii) the net asset value (at the close of business on the day of the current purchase) of all Class A, Class B and Class C shares owned by another shareholder eligible to be combined with the investor’s purchase into a Single Purchase.

Please see the Guide for restrictions applicable to shares held by certain employer-sponsored benefit programs.

Letter of Intent.  An investor may also obtain a reduced sales charge on purchases of Class A shares by means of a written Letter of Intent, which expresses an intent to invest not less than $50,000 within a period of 13 months in Class A shares of any Eligible Fund(s). The maximum intended investment allowable in a Letter of Intent is $1,000,000. Each purchase of shares under a Letter of Intent will be made at the public offering price or prices applicable at the time of such purchase to a Single Purchase of the dollar amount indicated in the Letter. A Letter of Intent is not a binding obligation to purchase the full amount indicated. Shares purchased with the first 5% of the amount indicated in the Letter will be held in escrow (while remaining registered in your name) to secure payment of the higher sales charges applicable to the shares actually purchased in the event the full intended amount is not purchased.

Reinstatement Privilege.  A Class A shareholder who has caused any or all of his shares to be redeemed may reinvest all or any portion of the redemption proceeds in Class A shares of any Eligible Fund at NAV without any sales charge, provided that such investment is made within 120 calendar days after the redemption or repurchase date. The limitations and restrictions of this program are fully described in the Guide.

Method of Valuation of Accounts.  To determine whether a shareholder qualifies for a reduction in sales charge on a purchase of Class A shares of Eligible Funds, the offering price of the shares is used for purchases relying on the Combined Purchase Privilege or a Letter of Intent and the amount of the total current purchase (including any sales load) plus the net asset value (at the close of business on the day of the current purchase) of shares previously acquired is used for the Cumulative Quantity Discount.

Prospectus	35

Sales at Net Asset Value.  In addition to the programs summarized above, the Funds may sell their Class A shares at net asset value without an initial sales charge to certain types of accounts or account holders, including, but not limited to: trustees of the Funds; employees of the Adviser and Distributor; employees of participating brokers; certain trustees or other fiduciaries purchasing shares for retirement plans; participants investing in certain “wrap accounts” and investors who purchase shares through a participating broker who has waived all or a portion of the payments it normally would receive from the Distributor at the time of purchase. In addition, Class A shares of the Funds issued pursuant to the automatic reinvestment of income dividends or capital gains distributions are issued at net asset value and are not subject to any sales charges.

Required Shareholder Information and Records.  In order for investors in Class A shares of the Funds to take advantage of sales charge reductions, an investor or his or her financial intermediary must notify the Distributor that the investor qualifies for such a reduction. If the Distributor is not notified that the investor is eligible for these reductions, the Distributor will be unable to ensure that the reduction is applied to the investor’s account. An investor may have to provide certain information or records to his or her financial intermediary or the Distributor to verify the investor’s eligibility for breakpoint privileges or other sales charge waivers. An investor may be asked to provide information or records, including account statements, regarding shares of the Funds or other Eligible Funds held in:

•	all of the investor’s accounts held directly with the Trust or through a financial intermediary;
•	any account of the investor at another financial intermediary; and
•	accounts of related parties of the investor, such as members of the same family or household, at any financial intermediary.

The Trust makes available free of charge and in a clear and prominent format, on the Fund’s Web site at www.allianzinvestors.com, information regarding eliminations of and reductions in sales loads associated with Eligible Funds.

Contingent Deferred Sales Charges (CDSCs)-Class B and Class C Shares

Unless you are eligible for a waiver, if you sell (redeem) your Class B or Class C shares within the time periods specified below, you will pay a CDSC according to the following schedules. For investors investing in Class B or Class C shares of the Funds through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor is credited with the proper holding period for the shares redeemed.

All Asset and StocksPLUS Total Return Funds-Class B Shares Purchased On or After October 1, 2004

Years Since Purchase Payment was Made	Percentage Contingent Deferred Sales Charge
First	3.50
Second	2.75
Third	2.00
Fourth	1.25
Fifth	0.50
Sixth and thereafter	0*

*	After the fifth year, Class B shares convert into Class A shares.

All Asset and StocksPLUS Total Return Funds-Class B Shares Purchased Prior to October 1, 2004

Years Since Purchase Payment was Made	Percentage Contingent Deferred Sales Charge
First	5
Second	4
Third	3
Fourth	3
Fifth	2
Sixth	1
Seventh and thereafter	0*

*	After the eighth year Class B shares convert into Class A shares. As noted above, Class B shares purchased prior to January 1, 2002 convert into Class A shares after seven years.

CommodityRealReturn Strategy, International StocksPLUS TR Strategy, Real Return, RealEstateRealReturn Strategy and StocksPLUS Funds-Class B Shares Purchased at any time

36	PIMCO Funds

Years Since Purchase Payment was Made	Percentage Contingent Deferred Sales Charge
First	5
Second	4
Third	3
Fourth	3
Fifth	2
Sixth	1
Seventh and thereafter	0*

*	After the seventh year, Class B shares purchased on or before December 31, 2001 or after September 30, 2004 convert into Class A shares. As noted above, Class B shares purchased after December 31, 2001 but before October 1, 2004, convert into Class A shares after eight years.

Class C Shares

Years Since Purchase Payment was Made	Percentage Contingent Deferred Sales Charge
First*	1
Thereafter	0

*	For Class C shares of the CommodityRealReturn Strategy Fund, RealEstateRealReturn Strategy Fund or International StocksPLUS TR Strategy Fund purchased, the Class C CDSC is charged for the first eighteen months after purchase.

CDSCs on Class A Shares

Unless a waiver applies, investors who purchase $1,000,000 or more of Class A shares (and, thus, pay no initial sales charge) of a Fund will be subject to a 1% CDSC if the shares are redeemed within 18 months of their purchase. The Class A CDSC does not apply if you are otherwise eligible to purchase Class A shares without an initial sales charge or are eligible for a waiver of the CDSC. See “Reductions and Waivers of Initial Sales Charges and CDSCs” below.

How CDSCs are Calculated--Shares Purchased On or Before December 31, 2001

A CDSC is imposed on redemptions of Class B and Class C shares (and where applicable, Class A shares) on the amount of the redemption which causes the current value of your account for the particular class of shares of a Fund to fall below the total dollar amount of your purchase payments subject to the CDSC. However, no CDSC is imposed if the shares redeemed have been acquired through the reinvestment of dividends or capital gains distributions or if the amount redeemed is derived from increases in the value of your account above the amount of the purchase payments subject to the CDSC. CDSCs are deducted from the proceeds of your redemption, not from amounts remaining in your account. In determining whether a CDSC is payable, it is assumed that the shareholder will redeem first the lot of shares which will incur the lowest CDSC.

For instance, the following example illustrates the operation of the Class B CDSC:

•	Assume that an individual opens an account and makes a purchase payment of $10,000 for Class B shares of a Fund and that six months later the value of the investor’s account for that Fund has grown through investment performance and reinvestment of distributions to $11,000. The investor then may redeem up to $1,000 from that Fund ($11,000 minus $10,000) without incurring a CDSC. If the investor should redeem $3,000, a CDSC would be imposed on $2,000 of the redemption (the amount by which the investor’s account for the Fund was reduced below the amount of the purchase payment). At the rate of 5%, the Class B CDSC would be $100.

How CDSCs will be Calculated--Shares Purchased After December 31, 2001

A CDSC is imposed on redemptions of Class B and Class C shares (and where applicable, Class A shares) on the amount of the redemption which causes the current value of your account for the particular class of shares of the Fund to fall below the total dollar amount of your purchase payments subject to the CDSC.

The following rules apply under the method for calculating CDSCs:

•	Shares acquired through the reinvestment of dividends or capital gains distributions will be redeemed first and will not be subject to any CDSC.

•	For the redemption of all other shares, the CDSC will be based on either your original purchase price or the then current net asset value of the shares being sold, whichever is lower. To illustrate this point, consider shares purchased at an NAV per share of $10. If the Fund’s NAV per share at the time of redemption is $12, the CDSC will apply to the purchase price of $10. If the NAV per share at the time of redemption is $8, the CDSC will apply to the $8 current NAV per share.

•	CDSCs will be deducted from the proceeds of your redemption, not from amounts remaining in your account.

Prospectus	37

•	In determining whether a CDSC is payable, it is assumed that the shareholder will redeem first the lot of shares which will incur the lowest CDSC.

For example, the following illustrates the operation of the Class B CDSC:

•	Assume that an individual opens an account and makes a purchase payment of $10,000 for 1,000 Class B shares of a Fund (at $10 per share) and that six months later the value of the investor’s account for that Fund has grown through investment performance to $11,000 ($11 per share). If the investor should redeem $2,200 (200 shares), a CDSC would be applied against $2,000 of the redemption (the purchase price of the shares redeemed, because the purchase price is lower than the current net asset value of such shares ($2,200)). At the rate of 5%, the Class B CDSC would be $100.

Reductions and Waivers of Initial Sales Charges and CDSCs

The initial sales charges on Class A shares and the CDSCs on Class A, Class B and Class C shares may be reduced or waived under certain purchase arrangements and for certain categories of investors. Please see the Guide for details. The Guide is available free of charge from the Distributor. See “How to Buy and Sell Shares—Allianz Funds and PIMCO Funds Shareholders’ Guide” below.

Distribution and Servicing (12b-1) Plans

The Funds pay fees to the Distributor on an ongoing basis as compensation for the services the Distributor renders and the expenses it bears in connection with the sale and distribution of Fund shares (“distribution fees”) and/or in connection with personal services rendered to Fund shareholders and the maintenance of shareholder accounts (“servicing fees”). These payments are made pursuant to Distribution and Servicing Plans (“12b-1 Plans”) adopted by each Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (“1940 Act”).

There is a separate 12b-1 Plan for each class of shares offered in this prospectus. Class A shares pay only servicing fees. Class B and Class C shares pay both distribution and servicing fees. The following lists the maximum annual rates at which the distribution and/or servicing fees may be paid under each 12b-1 Plan (calculated as a percentage of each Fund’s average daily net assets attributable to the particular class of shares):

Class A	Servicing Fee	Distribution Fee
All Funds	0.25%	0.00%

Class B
All Funds	0.25%	0.75%

Class C
StocksPLUS Funds	0.25%	0.50%
All other Funds	0.25%	0.75%

Because distribution fees are paid out of a Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges, such as sales charges that are deducted at the time of investment. Therefore, although Class B and Class C shares do not pay initial sales charges, the distribution fees payable on Class B and Class C shares may, over time, cost you more than the initial sales charge imposed on Class A shares. Also, because Class B shares convert into Class A shares after they have been held for eight years (seven years for Class B shares purchased prior to January 1, 2002) and are not subject to distribution fees after the conversion, an investment in Class C shares may cost you more over time than an investment in Class B shares.

Payments to Financial Firms

Some or all of the sales charges, distribution fees and servicing fees described above are paid or “reallowed” to the broker, dealer or financial adviser (collectively, “financial firms”) through which you purchase your shares. With respect to Class B and Class C shares, the financial firms are also paid at the time of your purchase a commission, depending on the Fund involved, of up to 4.00% and 1.00%, respectively, of your investment in such share classes. Please see the SAI and Guide for more details. A financial firm is one that, in exchange for compensation, sells, among other products, mutual fund shares (including the shares offered in this Prospectus) or provides services for mutual fund shareholders. Financial firms include brokers, dealers, insurance companies and banks.

38	PIMCO Funds

In addition, AGID, PIMCO and their affiliates (for purposes of this subsection only, collectively, the “Distributor”) may from time to time make additional payments such as cash bonuses or provide other incentives to selected financial firms as compensation for services such as, without limitation, providing the Funds with “shelf space” or a higher profile for the financial firms’ financial consultants and their customers, placing the Funds on the financial firms’ preferred or recommended fund list, granting the Distributor access to the financial firms’ financial consultants, providing assistance in training and educating the financial firms’ personnel, and furnishing marketing support and other specified services. These payments may be significant to the financial firms and may also take the form of sponsorship of seminars or informational meetings or payment for attendance by persons associated with the financial firms at seminars or informational meetings.

A number of factors will be considered in determining the amount of these additional payments to financial firms. On some occasions, such payments may be conditioned upon levels of sales, including the sale of a specified minimum dollar amount of the shares of a Fund, all other series of the Trust, other funds sponsored by the Distributor and/or a particular class of shares, during a specified period of time. The Distributor may also make payments to one or more participating financial firms based upon factors such as the amount of assets a financial firm’s clients have invested in the Funds and the quality of the financial firm’s relationship with the Distributor.

The additional payments described above are made at the Distributor’s expense. These payments may be made, at the discretion of the Distributor, to some of the top 50 financial firms that have sold the greatest amounts of shares of the Funds. The level of payments made to a financial firm in any future year will vary and normally will not exceed the sum of (a) 0.10% of such year’s fund sales by that financial firm and (b) 0.06% of the assets attributable to that financial firm invested in equity funds sponsored by the Distributor and 0.03% of the assets invested in fixed-income funds sponsored by the Distributor. In lieu of payments pursuant to the foregoing formulae, the Distributor may make payments of an agreed upon amount which normally will not exceed the amount that would have been payable pursuant to the formulae. There are a few existing relationships on different bases that will continue, some even into 2005, until they end. In some cases, in addition to the payments described above, the Distributor will make payments for special events such as a conference or seminar sponsored by one of such financial firms.

If investment advisers, distributors or affiliates of mutual funds pay bonuses and incentives in differing amounts, financial firms and their financial consultants may have financial incentives for recommending a particular mutual fund over other mutual funds. In addition, depending on the arrangements in place at any particular time, a financial firm and its financial consultants may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your financial advisor and review carefully any disclosure by the financial firm as to compensation received by your financial advisor.

Wholesale representatives of the Distributor visit brokerage firms on a regular basis to educate financial advisors about the Funds and to encourage the sale of Fund shares to their clients. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

Although a Fund may use financial firms that sell Fund shares to effect transactions for the Fund’s portfolio, the Fund and the Adviser will not consider the sale of Fund shares as a factor when choosing financial firms to effect those transactions.

For further details about payments made by the Distributor to financial firms, please see the SAI and Guide.

From time to time, PIMCO or its affiliates may pay investment consultants or their parent or affiliated companies for certain services including technology, operations, tax, or audit consulting services, and may pay such firms for PIMCO’s attendance at investment forums sponsored by such firms or for various studies, surveys, or access to databases. PIMCO and its affiliates may also provide investment advisory services to investment consultants and their affiliates. These consultants or their affiliates may, in the ordinary course of their investment consultant business, recommend that their clients utilize PIMCO’s investment advisory services or invest in the Funds or in other products sponsored by PIMCO and its affiliates.

Prospectus	39

How Fund Shares Are Priced

The net asset value (“NAV”) of a Fund’s Class A, Class B and Class C shares is determined by dividing the total value of a Fund’s portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class.

Fund shares are valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the NYSE is open. For purposes of calculating the NAV, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Funds or their agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed and an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When a Fund uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. The Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined by the Board of Trustees or persons acting at their direction may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed below under “Abusive Trading Practices.” Fair value pricing may require subjective determinations about the value of security.

40	PIMCO Funds

How to Buy and Sell Shares

The following section provides basic information about how to buy, sell (redeem) and exchange shares of the Funds.

Allianz Funds and PIMCO Funds Shareholders' Guide

More detailed information about purchase, redemption and exchange arrangements for Fund shares is provided in the Allianz Funds and PIMCO Funds Shareholders’ Guide, which is included in the Statement of Additional Information and can be obtained free of charge from the Distributor by written request or by calling 1-800-426-0107. The Guide provides technical information about the basic arrangements described below and also describes special purchase, sale and exchange features and programs offered by the Trust, including:

•	Automated telephone and wire transfer procedures
•	Automatic purchase, exchange and withdrawal programs
•	Programs that establish a link from your Fund account to your bank account
•	Special arrangements for tax-qualified retirement plans
•	Investment programs which allow you to reduce or eliminate the initial sales charges
•	Categories of investors that are eligible for waivers or reductions of initial sales charges and CDSCs

Calculation of Share Price and Redemption Payments

When you buy shares of the Funds, you pay a price equal to the NAV of the shares, plus any applicable sales charge. When you sell (redeem) shares, you receive an amount equal to the NAV of the shares, minus any applicable CDSC or redemption or other fee. NAVs are determined at the close of regular trading (normally 4:00 p.m., Eastern time) on each day the NYSE is open. See “How Fund Shares Are Priced” above for details. Generally, purchase and redemption orders for Fund shares are processed at the NAV next calculated after your order is received by the Distributor. There are certain exceptions where an order is received by a broker or dealer prior to the NYSE Close and then transmitted to the Distributor after the NAV has been calculated for that day (in which case the order may be processed according to that day’s NAV). Please see the Guide for details.

The Trust does not calculate NAVs or process orders on days when the NYSE is closed. If your purchase or redemption order is received by the Distributor on a day when the NYSE is closed, it will be processed on the next succeeding day when the NYSE is open (according to the succeeding day’s NAV).

Buying Shares

You can buy Class A, Class B or Class C shares of the Funds in the following ways:

•	Through your broker, dealer or other financial intermediary. Your broker, dealer or other intermediary may establish higher minimum investment requirements than the Trust and may also independently charge you transaction fees and additional amounts (which may vary) in return for its services, which will reduce your return. Shares you purchase through your broker, dealer or other intermediary will normally be held in your account with that firm.

•	Directly from the Trust. To make direct investments, you must open an account with the Distributor and send payment for your shares either by mail or through a variety of other purchase options and plans offered by the Trust.

If you wish to invest directly by mail, please send a check payable to Allianz Global Investors Distributors LLC, along with a completed application form to:

Allianz Global Investors Distributors LLC

P.O. Box 9688

Providence, RI 02940-0926

The Trust accepts all purchases by mail subject to collection of checks at full value and conversion into federal funds. You may make subsequent purchases by mailing a check to the address above with a letter describing the investment or with the additional investment portion of a confirmation statement. Checks for subsequent purchases should be payable to Allianz Global Investors Distributors LLC and should clearly indicate your account number. Please call the Distributor at 1-800-426-0107 if you have any questions regarding purchases by mail.

The Distributor reserves the right to require payment by wire or U.S. bank check. The Distributor generally does not accept payments made by cash, temporary/starter checks, third-party checks, credit cards, traveler’s checks, credit card checks, or checks drawn on non-U.S. banks even if payment may be effected through a U.S. bank.

Prospectus	41

The Guide describes a number of additional ways you can make direct investments, including through the Allianz Funds and PIMCO Funds Auto-Invest and Allianz Funds and PIMCO Funds Fund Link programs. You can obtain a Guide free of charge from the Distributor by written request or by calling 1-800-426-0107. See “Allianz Funds and PIMCO Funds Shareholders’ Guide” above.

The Distributor, in its sole discretion, may accept or reject any order for purchase of Fund shares. No share certificates will be issued unless specifically requested in writing.

Investment Minimums.  The following investment minimums apply for purchases of Class A, Class B and Class C shares.

Initial Investment	Subsequent Investments
$5,000 per Fund	$100 per Fund

Lower minimums may apply for certain categories of investors, including certain tax-qualified retirement plans, and for special investment programs and plans offered by the Trust, such as the Allianz Funds and PIMCO Funds Auto-Invest and Allianz Funds and PIMCO Funds Fund Link programs. Please see the Guide for details.

Abusive Trading Practices

The Trust encourages shareholders to invest in the Funds as part of a long-term investment strategy and discourages excessive, short-term trading and other abusive trading practices. To that end, the Trust’s Board of Trustees has adopted policies and procedures reasonably designed to detect and prevent short-term trading activity that may be harmful to a Fund and its shareholders. Such activities, sometimes referred to as “market timing,” may have a detrimental effect on the Fund(s) and its/their shareholders. For example, depending upon various factors such as the size of a Fund and the amount of its assets maintained in cash, short-term or excessive trading by Fund shareholders may interfere with the efficient management of the Fund’s portfolio, increase transaction costs and taxes, and may harm the performance of the Fund and its shareholders.

The Trust seeks to deter and prevent abusive trading practices, and to reduce these risks, through several methods. First, the Trust imposes redemption fees on most Fund shares redeemed or exchanged within a given period after their purchase. See “Redemption Fees” below for further information. In certain situations, the Funds have elected not to impose redemption fees. See “Waiver of Redemption Fees” below for a discussion on the specific situations in which the Funds will not impose redemption fees.

Second, to the extent that there is a delay between a change in the value of a mutual fund’s portfolio holdings, and the time when that change is reflected in the net asset value of the fund’s shares, the fund is exposed to the risk that investors may seek to exploit this delay by purchasing or redeeming shares at net asset values that do not reflect appropriate fair value prices. The Trust seeks to deter and prevent this activity, sometimes referred to as “stale price arbitrage,” by the appropriate use of “fair value” pricing of the Funds’ portfolio securities. See “How Fund Shares Are Priced” below for more information.

Third, the Trust seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Trust and PIMCO each reserve the right to restrict or refuse any purchase or exchange transaction if, in the judgment of the Trust or of PIMCO, the transaction may adversely affect the interests of a Fund or its shareholders. Among other things, the Trust may monitor for any patterns of frequent purchases and sales that appear to be made in response to short-term fluctuations in share price, and may also monitor for any attempts to improperly avoid the imposition of Redemption Fees. Notice of any restrictions or rejections of transactions may vary according to the particular circumstances.

Although the Trust and its service providers seek to use these methods to detect and prevent abusive trading activities, and although the Trust will consistently apply such methods, there can be no assurances that such activities can be mitigated or eliminated. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for presentation to the Fund on a net basis, conceal the identity of the individual investors from the Fund. This makes it more difficult for the Funds to identify short-term transactions in the Funds.

Small Account Fee

Because of the disproportionately high costs of servicing accounts with low balances, you will be charged a fee at the annual rate of $16 if your account balance for any Fund falls below a minimum level of $2,500, except for Uniform Gift to Minors, IRA, Roth IRA, employer-sponsored retirement plan accounts, Money Purchase and/or Profit Sharing plans, 401(k) plans, 403(b)(7) custodial accounts, SIMPLE IRAs, SEPs, SAR/SEPs, Auto-Invest and Auto-Exchange accounts, for which the minimum balance is $1,000. (A separate custodial fee may apply to

42	PIMCO Funds

IRAs, Roth IRAs and other retirement accounts.) However, you will not be charged this fee if the aggregate value of all of your Allianz Funds and PIMCO Funds accounts is at least $50,000. Any applicable small account fee will be deducted automatically from your below-minimum Fund account in quarterly installments and paid to the Administrator. Each Fund account will normally be valued, and any deduction taken, during the last five business days of each calendar quarter. Lower minimum balance requirements and waivers of the small account fee apply for certain categories of investors. Please see the Guide for details.

Minimum Account Size

Due to the relatively high cost to the Funds of maintaining small accounts, you are asked to maintain an account balance in each Fund in which you invest of at least the minimum investment necessary to open the particular type of account. If your balance for any Fund remains below the minimum for three months or longer, the Administrator has the right (except in the case of employer-sponsored retirement accounts) to redeem your remaining shares and close that Fund account after giving you 60 days to increase your balance. Your Fund account will not be liquidated if the reduction in size is due solely to a decline in market value of your Fund shares or if the aggregate value of all your Allianz Funds and PIMCO Funds accounts exceeds $50,000.

Exchanging Shares

You may exchange your Class A, Class B or Class C shares of any Fund for the same Class of shares of any other Fund or of a fund of Allianz Funds. Shares are exchanged on the basis of their respective NAVs next calculated after your exchange order is received by the Distributor (except if Class A shares of the Money Market Fund are exchanged for Class A shares of any other Fund, the usual sales charges applicable to investments in such other Fund apply on shares for which no sales load was paid at the time of purchase). Exchanges of shares held less than a certain number of days may be subject to a redemption fee. See “Redemption Fees” below. Exchanges are subject to the $5,000 minimum initial purchase requirements for each Fund, except with respect to tax-qualified programs and exchanges effected through the Allianz Funds and PIMCO Funds Auto-Exchange plan. If you maintain your account with the Distributor, you may exchange shares by completing a written exchange request and sending it to Allianz Global Investors Distributors LLC, P.O. Box 9688, Providence, RI 02940-0926. You can get an exchange form by calling the Distributor at 1-800-426-0107.

The Trust reserves the right to refuse exchange purchases (or purchase and redemption and/or redemption and purchase transactions) if, in the judgment of PIMCO, the transaction would adversely affect a Fund and its shareholders. Although the Trust has no current intention of terminating or modifying the exchange privilege, it reserves the right to do so at any time. Except as otherwise permitted by the SEC, the Trust will give you 60 days’ advance notice if it exercises its right to terminate or materially modify the exchange privilege with respect to Class A, B and C shares.

The Guide provides more detailed information about the exchange privilege, including the procedures you must follow and additional exchange options. You can obtain a Guide free of charge from the Distributor by written request or by calling 1-800-426-0107. See “Allianz Funds and PIMCO Funds Shareholders’ Guide” above.

Selling Shares

You can sell (redeem) Class A, Class B or Class C shares of the Funds in the following ways:

•	Through your broker, dealer or other financial intermediary. Your broker, dealer or other intermediary may independently charge you transaction fees and additional amounts in return for its services, which will reduce your return.

•	Directly from the Trust by Written Request. To redeem shares directly from the Trust by written request (whether or not the shares are represented by certificates), you must send the following items to the Trust’s Transfer Agent, PFPC Inc., P.O. Box 9688, Providence, RI 02940-9688:

(1) a written request for redemption signed by all registered owners exactly as the account is registered on the Transfer Agent’s records, including fiduciary titles, if any, and specifying the account number and the dollar amount or number of shares to be redeemed;

(2) for certain redemptions described below, a guarantee of all signatures on the written request or on the share certificate or accompanying stock power, if required, as described under “Signature Guarantee” below;

(3) any share certificates issued for any of the shares to be redeemed (see “Certificated Shares” below); and

(4) any additional documents which may be required by the Transfer Agent for redemption by corporations, partnerships or other organizations, executors, administrators, trustees, custodians or guardians, or if the redemption is requested by anyone other than the shareholder(s) of record. Transfers of shares are subject to the same requirements.

Prospectus	43

A signature guarantee is not required for redemptions requested by and payable to all shareholders of record for the account, and to be sent to the address of record for that account. To avoid delay in redemption or transfer, if you have any questions about these requirements you should contact the Transfer Agent in writing or call 1-800-426-0107 before submitting a request. Written redemption or transfer requests will not be honored until all required documents in the proper form have been received by the Transfer Agent. You can not redeem your shares by written request if they are held in broker “street name” accounts—you must redeem through your broker.

If the proceeds of your redemption (i) are to be paid to a person other than the record owner, (ii) are to be sent to an address other than the address of the account on the Transfer Agent’s records, and/or (iii) are to be paid to a corporation, partnership, trust or fiduciary, the signature(s) on the redemption request and on the certificates, if any, or stock power must be guaranteed as described under “Signature Guarantee” below. The Distributor may, however, waive the signature guarantee requirement for redemptions up to $2,500 by a trustee of a qualified retirement plan, the administrator for which has an agreement with the Distributor.

The Guide describes a number of additional ways you can redeem your shares, including:

•	Telephone requests to the Transfer Agent
•	Allianz Funds and PIMCO Funds Automated Telephone System (ATS)
•	Expedited wire transfers
•	Automatic Withdrawal Plan
•	Allianz Funds and PIMCO Funds Fund Link

Unless you specifically elect otherwise, your initial account application permits you to redeem shares by telephone subject to certain requirements. To be eligible for ATS, expedited wire transfer, Automatic Withdrawal Plan, and Fund Link privileges, you must specifically elect the particular option on your account application and satisfy certain other requirements. The Guide describes each of these options and provides additional information about selling shares. You can obtain a Guide free of charge from the Distributor by written request or by calling 1-800-426-0107.

Other than an applicable CDSC, you will not pay any special fees or charges to the Trust or the Distributor when you sell your shares. However, if you sell your shares through your broker, dealer or other financial intermediary, that firm may charge you a commission or other fee for processing your redemption request.

Redemptions of Fund shares may be suspended when trading on the NYSE is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the SEC for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payment for more than seven days, as permitted by law.

For shareholder protection, a request to change information contained in an account registration (for example, a request to change the bank designated to receive wire redemption proceeds) must be received in writing, signed by the minimum number of persons designated on the completed application that are required to effect a redemption, and accompanied by a signature guarantee from any eligible guarantor institution, as determined in accordance with the Trust’s procedures. Shareholders should inquire as to whether a particular institution is an eligible guarantor institution. A signature guarantee cannot be provided by a notary public. In addition, corporations, trusts, and other institutional organizations are required to furnish evidence of the authority of the persons designated on the completed application to effect transactions for the organization.

Redemption Fees

Shareholders of each Fund listed below will be subject to a Redemption Fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares redeemed or exchanged (based on the total redemption proceeds after any applicable deferred sales charges) within a certain number of days after their acquisition (by purchase or exchange).

44	PIMCO Funds

The following table indicates the applicable holding period for each Fund. Shares redeemed or exchanged before the expiration of the holding period will be subject to the Redemption Fee.

Fund	Holding Period(1)
All Asset, All Asset All Authority, CommodityRealReturn Strategy, Fundamental IndexPLUS TR, RealEstateRealReturn Strategy, StocksPLUS and StocksPLUS Total Return Funds	30 days
International StocksPLUS TR Strategy Fund	60 days

(1)	With respect to any acquisition of shares, the holding period commences on the day of acquisition. A new holding period begins with each acquisition of shares through a purchase or exchange.

In cases where redeeming shareholders hold shares acquired on different dates, the first-in/first-out (“FIFO”) method will be used to determine which shares are being redeemed, and therefore whether a Redemption Fee is payable. In cases where redemptions are processed through financial intermediaries, there may be a delay between the time the shareholder redeems his or her shares and the payment of the Redemption Fee to the Fund, depending upon such financial intermediaries’ trade processing procedures and systems.

A new time period begins with each acquisition of shares through a purchase or exchange. For example, for Funds with a seven-day holding period, a series of transactions in which shares of Fund A are exchanged for shares of Fund B four days after the purchase of the Fund A shares, followed four days later by an exchange of the Fund B shares for shares of Fund C, will be subject to two Redemption Fees (one on each exchange).

The purpose of Redemption Fees is to deter excessive, short-term trading and other abusive trading practices as described above under “Abusive Trading Practices” and to help offset the costs associated with the sale of portfolio securities to satisfy redemption and exchange requests made by “market timers” and other short-term shareholders, thereby insulating longer-term shareholders from such costs. Redemption Fees are not paid separately, but are deducted from the amount to be received in connection with a redemption or exchange. Redemption Fees are paid to and retained by the Funds to defray certain costs described below and are not paid to or retained by PIMCO or the Distributor. Redemption Fees are not sales loads or contingent deferred sales charges. Redemption and exchange of shares acquired through the reinvestment of dividends and distributions are not subject to Redemption Fees.

Limitations on the Assessment of Redemption Fees.  The Funds may not be able to impose and/or collect the Redemption Fee in certain circumstances. For example, the Funds will not be able to collect the Redemption Fee on redemptions and exchanges by shareholders who invest through certain retirement plans or through certain financial intermediaries (for example, through broker-dealer omnibus accounts or through a recordkeeping organization) that have not agreed to assess or collect the Redemption Fee from such shareholders, or that have not agreed to provide the information necessary for the Funds to impose the Redemption Fee on such shareholders or do not currently have the capability to assess or collect the Redemption Fee. The Funds may nonetheless continue to effect share transactions for such shareholders and financial intermediaries. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for presentation to a Fund on a net basis, conceal the identity of the individual investors from the Fund. This makes it more difficult for the Funds to identify short-term transactions in the Funds, and makes assessment of the Redemption Fee on transactions effected through such accounts impractical without the assistance of the financial intermediary. Due to these limitations on the assessment of the Redemption Fee, the Funds’ use of Redemption Fees may not successfully eliminate excessive short-term trading in shares of the Funds.

Waivers of Redemption Fees.  In the following situations, the Funds have elected not to impose the Redemption Fee:

•	redemptions and exchanges of Fund shares acquired through the reinvestment of dividends and distributions;
•	certain types of redemptions and exchanges of Fund shares owned through participant-directed retirement plans (see below for details);
•	redemptions or exchanges in discretionary asset allocation or wrap programs (“wrap programs”) that are initiated by the sponsor of the program as part of a periodic rebalancing, provided that such rebalancing occurs no more frequently than quarterly;

Prospectus	45

•	redemptions or exchanges in a wrap program that are made as a result of a full withdrawal from the wrap program or as part of a systematic withdrawal plan;
•	involuntary redemptions, such as those resulting from a shareholder’s failure to maintain a minimum investment in the Funds, or to pay shareholder fees;
•	redemptions and exchanges effected by other mutual funds that are sponsored by PIMCO or its affiliates; and
•	otherwise as PIMCO or the Trust may determine in their sole discretion.

Applicability of Redemption Fees in Certain Defined Contribution Plans.  Redemption fees will not apply to the following transactions in participant-directed retirement plans (such as 401(k), 403(b), 457 and Keogh plans): 1) where the shares being redeemed were purchased with new contributions to the plan (e.g., payroll contributions, employer contributions, loan repayments); 2) redemptions made in connection with taking out a loan from the plan; 3) redemptions in connection with death, disability, hardship withdrawals, or Qualified Domestic Relations Orders; 4) redemptions made as part of a systematic withdrawal plan; 5) redemptions made by a defined contribution plan in connection with a termination or restructuring of the plan or 6) redemptions made in connection with a participant’s termination of employment. Redemption fees generally will apply to other participant-directed redemptions and exchanges. For example, if a participant exchanges shares of Fund A that were purchased with new contributions, into Fund B, a redemption fee would not apply to that exchange. However, any subsequent participant-directed exchange of those shares from Fund B into Fund A or another fund may be subject to redemption fees, depending upon the holding period and subject to the exceptions described in this paragraph.

Retirement plan sponsors, participant recordkeeping organizations and other financial intermediaries may also impose their own restrictions, limitations or fees in connection with transactions in the Funds’ shares, which may be stricter than those described in this section. You should contact your plan sponsor, recordkeeper or financial intermediary for more information on any differences in how the redemption fee is applied to your investments in the Funds, and whether any additional restrictions, limitations or fees are imposed in connection with transactions in Fund shares.

The Trust may eliminate or modify the waivers enumerated above at any time, in its sole discretion. Shareholders will receive 60 days’ notice of any material changes to the Redemption Fee, unless otherwise permitted by law.

Timing of Redemption Payments

Redemption proceeds will normally be mailed to the redeeming shareholder within seven calendar days or, in the case of wire transfer or Fund Link redemptions, sent to the designated bank account within one business day. Fund Link redemptions may be received by the bank on the second or third business day. In cases where shares have recently been purchased by personal check, redemption proceeds may be withheld until the check has been collected, which may take up to 15 days. To avoid such withholding, investors should purchase shares by certified or bank check or by wire transfer.

Redemptions In Kind

The Trust will redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1% of the Fund’s net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust may pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. It is highly unlikely that your shares would ever be redeemed in kind. If your shares are redeemed in kind, you should expect to incur transaction costs upon the disposition of the securities received in the distribution.

Certificated Shares

If you are redeeming shares for which certificates have been issued, the certificates must be mailed to or deposited with the Trust, duly endorsed or accompanied by a duly endorsed stock power or by a written request for redemption. Signatures must be guaranteed as described under “Signature Guarantee” below. The Trust may request further documentation from institutions or fiduciary accounts, such as corporations, custodians (e.g., under the Uniform Gifts to Minors Act), executors, administrators, trustees or guardians. Your redemption request and stock power must be signed exactly as the account is registered, including indication of any special capacity of the registered owner.

Signature Guarantee

When a signature guarantee is called for, a “medallion” signature guarantee will be required. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency,

46	PIMCO Funds

savings association or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are the Securities Transfer Agents Medallion Program, Stock Exchanges Medallion Program and New York Stock Exchange, Inc. Medallion Signature Program. Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted. Please note that financial institutions participating in a recognized medallion program may still be ineligible to provide a signature guarantee for transactions of greater than a specified dollar amount. The Trust may change the signature guarantee requirements from time to time upon notice to shareholders, which may be given by means of a new or supplemented prospectus.

Verification of Identity

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, a Fund must obtain the following information for each person that opens a new account:

1.    Name;

2.    Date of birth (for individuals);

3.    Residential or business street address; and

4.    Social security number, taxpayer identification number, or other identifying number.

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

Individuals may also be asked for a copy of their driver’s license, passport or other identifying document in order to verify their identity. In addition, it may be necessary to verify an individual’s identity by cross-referencing the identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

After an account is opened, a Fund may restrict your ability to purchase additional shares until your identity is verified. A Fund also may close your account and redeem your shares or take other appropriate action if it is unable to verify your identity within a reasonable time.

Request for Multiple Copies of Shareholder Documents

To reduce expenses, it is intended that only one copy of the Funds’ prospectus and each annual and semi-annual report will be mailed to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents and your shares are held directly with the Trust, call the Trust at 1-800-426-0107. Alternatively, if your shares are held through a financial institution, please contact it directly. Within thirty days after receipt of your request by the Trust, the Trust will begin sending you individual copies.

Fund Distributions

Each Fund distributes substantially all of its net investment income to shareholders in the form of dividends. You begin earning dividends on Fund shares the day after the Trust receives your purchase payment. Dividends paid by each Fund with respect to each class of shares are calculated in the same manner and at the same time, but dividends on Class B and Class C shares are expected to be lower than dividends on Class A shares as a result of the distribution fees applicable to Class B and Class C shares. The Funds intend to declare and distribute dividends quarterly to shareholders of record.

In addition, each Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently.

You can choose from the following distribution options:

•	Reinvest all distributions in additional shares of the same class of your Fund at NAV. This will be done unless you elect another option.
•	Invest all distributions in shares of the same class of any other Fund of the Trust or Allianz Funds which offers that class at NAV. You must have an account existing in the Fund selected for investment with the identical registered name. You must elect this option on your account application or by a telephone request to the Transfer Agent at 1-800-426-0107.

Prospectus	47

•	Receive all distributions in cash (either paid directly to you or credited to your account with your broker or other financial intermediary). You must elect this option on your account application or by a telephone request to the Transfer Agent at 1-800-426-0107.

You do not pay any sales charges on shares you receive through the reinvestment of Fund distributions.

If you elect to receive Fund distributions in cash and the postal or other delivery service is unable to deliver checks to your address of record, the Trust’s Transfer Agent will hold the returned checks for your benefit in a non-interest bearing account.

Tax Consequences

•	Taxes on Fund distributions. If you are subject to U.S. federal income tax, you will be subject to tax on Fund distributions whether you received them in cash or reinvested them in additional shares of the Funds. For federal income tax purposes, Fund distributions will be taxable to you as either ordinary income or capital gains.

Fund dividends (i.e., distributions of investment income) are taxable to you as ordinary income. Federal taxes on Fund distributions of gains are determined by how long the Fund owned the investments that generated the gains, rather than how long you have owned your shares. Distributions of gains from investments that a Fund owned for more than one year will generally be taxable to you as long-term capital gains. Distributions of gains from investments that the Fund owned for one year or less will generally be taxable to you as ordinary income.

Fund distributions are taxable to you even if they are paid from income or gains earned by a Fund prior to your investment and thus were included in the price you paid for your shares. For example, if you purchase shares on or just before the record date of a Fund distribution, you will pay full price for the shares and may receive a portion of your investment back as a taxable distribution.

•	Taxes when you sell (redeem) or exchange your shares. Any gain resulting from the sale of Fund shares will generally be subject to federal income tax. When you exchange shares of a Fund for shares of another series, the transaction will be treated as a sale of the Fund shares for these purposes, and any gain on those shares will generally be subject to federal income tax.

•	Returns of capital. If a Fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in the Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

•	Consult your tax advisor about other possible tax consequences. This is a summary of certain federal income tax consequences of investing in a Fund. You should consult your tax advisor for more information on your own tax situation, including possible state, local and foreign tax consequences.

•	A Note on the CommodityRealReturn Strategy Fund. One of the requirements for qualification as a regulated investment company under Subchapter M of the Code is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies (“Qualifying Income”). Counsel to the Fund has opined that certain commodity swap agreements entered into by the Fund should constitute securities for purposes of the Qualifying Income test. Existing authority does not fully address the treatment of such swaps under the Code or under related securities laws. The opinion is not binding on the Service and there is no assurance that the Service will not challenge the Fund’s status as a regulated investment company. If the Service were to challenge the Fund’s position and that challenge were upheld, or if the Fund were otherwise to fail to qualify as a regulated investment company, then the Fund would be subject to federal income tax on its net income and capital gains at regular corporate income tax rates (without a deduction for distributions to shareholders). When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to the Fund’s earnings and profits

•

A Note on the CommodityRealReturn Strategy and RealEstateRealReturn Strategy Funds.  Periodic adjustments for inflation to the principal amount of an inflation-indexed bond may give rise to original issue discount, which will be includable in each affected Fund’s gross income. Due to original issue discount, a Fund may be

48	PIMCO Funds

required to make annual distributions to shareholders that exceed the cash received, which may cause the Fund to liquidate certain investments when it is not advantageous to do so. Also, if the principal value of an inflation-indexed bond is adjusted downward due to deflation, amounts previously distributed in the taxable year may be characterized in some circumstances as a return of capital.

This section relates only to federal income tax; the consequences under other tax laws may differ. Shareholders should consult their tax advisors as to the possible application of foreign, state and local income tax laws to Fund dividends and capital distributions. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Funds.

•	A Note on Funds of Funds. The All Asset and All Asset All Authority Funds’ use of a fund of funds structure could affect the amount, timing and character of distributions to shareholders, and may therefore increase the amount of taxes payable by shareholders.

Characteristics and Risks of Securities and Investment Techniques

This section provides additional information about some of the principal investments and related risks of the Funds described under “Summary Information” and “Summary of Principal Risks” above. It also describes characteristics and risks of additional securities and investment techniques that may be used by the Funds from time to time. Most of these securities and investment techniques are discretionary, which means that PIMCO can decide whether to use them or not. This prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Funds. As with any mutual fund, investors in the Funds rely on the professional investment judgment and skill of PIMCO and the individual portfolio managers. Please see “Investment Objectives and Policies” in the Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Funds.

The All Asset and All Asset All Authority Funds invest their assets in shares of the Underlying Funds, and as such do not invest directly in the securities described below. The Underlying Funds, however, may invest in such securities. Because the value of an investment in the All Asset and All Asset All Authority Funds is directly related to the investment performance of the Underlying Funds in which it invests, the risks of investing in the All Asset Fund are closely related to the risks associated with the Underlying Funds and their investments in the securities described below.

Securities Selection

Several of the Funds in this prospectus seek maximum total return. The total return sought by a Fund consists of both income earned on a Fund’s investments and capital appreciation, if any, arising from increases in the market value of a Fund’s holdings. Capital appreciation of fixed income securities generally results from decreases in market interest rates or improving credit fundamentals for a particular market sector or security.

In selecting securities for a Fund, PIMCO develops an outlook for interest rates, currency exchange rates and the economy; analyzes credit and call risks, and uses other security selection techniques. The proportion of a Fund’s assets committed to investment in securities with particular characteristics (such as quality, sector, interest rate or maturity) varies based on PIMCO’s outlook for the U.S. economy and the economies of other countries in the world, the financial markets and other factors.

PIMCO attempts to identify areas of the bond market that are undervalued relative to the rest of the market. PIMCO identifies these areas by grouping bonds into sectors such as money markets, governments, corporates, mortgages, asset-backed and international. Sophisticated proprietary software then assists in evaluating sectors and pricing specific securities. Once investment opportunities are identified, PIMCO will shift assets among sectors depending upon changes in relative valuations and credit spreads. There is no guarantee that PIMCO’s security selection techniques will produce the desired results.

U.S. Government Securities

U.S. Government Securities are obligations of, or guaranteed by, the U.S. Government, its agencies or government-sponsored enterprises. U.S. Government Securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. U.S. Government Securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

Municipal Bonds

Municipal bonds are generally issued by states and local governments and their agencies, authorities and other instrumentalities. Municipal bonds are subject to interest rate, credit and market risk. The ability of an issuer to

Prospectus	49

make payments could be affected by litigation, legislation or other political events or the bankruptcy of the issuer. Lower rated municipal bonds are subject to greater credit and market risk than higher quality municipal bonds. The types of municipal bonds in which the Funds may invest include municipal lease obligations. The Funds may also invest in securities issued by entities whose underlying assets are municipal bonds.

The Funds may invest, without limitation, in residual interest bonds, which are created by depositing municipal securities in a trust and dividing the income stream of an underlying municipal bond in two parts, one, a variable rate security and the other, a residual interest bond. The interest rate for the variable rate security is determined by an index or an auction process held approximately every 7 to 35 days, while the residual interest bond holder receives the balance of the income from the underlying municipal bond less an auction fee. The market prices of residual interest bonds may be highly sensitive to changes in market rates and may decrease significantly when market rates increase.

Mortgage-Related and Other Asset-Backed Securities

Each Fund may invest in mortgage- or other asset-backed securities. Each Fund may invest all of its assets in such securities. Mortgage-related securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property.

The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. If unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of the security can be expected to increase. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund’s yield to maturity from these securities. Each Fund may invest up to 5% of its total assets in any combination of mortgage-related or other asset-backed IO, PO, or inverse floater securities.

Each Fund may invest in collateralized debt obligations (“CDOs”), which includes collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high-risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The Funds may invest in other asset-backed securities that have been offered to investors.

Loan Participations and Assignments

Certain Funds may invest in fixed- and floating-rate loans, which investments generally will be in the form of loan participations and assignments of portions of such loans. Participations and assignments involve special types of risk, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. If a Fund purchases a participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower.

Corporate Debt Securities

Corporate debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates rise, the value of corporate debt securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

50	PIMCO Funds

High Yield Securities

Securities rated lower than Baa by Moody’s or lower than BBB by S&P are sometimes referred to as “high yield” or “junk” bonds. Investing in high yield securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields, high yield securities typically entail greater potential price volatility and may be less liquid than higher-rated securities. High yield securities may be regarded as predominately speculative with respect to the issuer’s continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities.

Variable and Floating Rate Securities

Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. Each Fund may invest in floating rate debt instruments (“floaters”) and engage in credit spread trades. While floaters provide a certain degree of protection against rises in interest rates, a Fund will participate in any declines in interest rates as well. Each Fund may also invest in inverse floating rate debt instruments (“inverse floaters”). An inverse floater may exhibit greater price volatility than a fixed rate obligation of similar credit quality. Each Fund may invest up to 5% of its total assets in any combination of mortgage-related or other asset-backed IO, PO, or inverse floater securities.

Inflation-Indexed Bonds

Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Event-Linked Exposure

Each Fund may obtain event-linked exposure by investing in “event-linked bonds” or “event-linked swaps” or implement “event-linked strategies.” Event-linked exposure results in gains or losses that typically are contingent, or formulaically related to defined trigger events. Examples of trigger events include hurricanes, earthquakes, weather-related phenomena, or statistics relating to such events. Some event-linked bonds are commonly referred to as “catastrophe bonds.” If a trigger event occurs, a Fund may lose a portion or its entire principal invested in the bond or notional amount on a swap. Event-linked exposure often provides for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. Event-linked exposure may also expose a Fund to certain unanticipated risks including credit risk, counterparty risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences. Event-linked exposures may also be subject to liquidity risk.

Convertible and Equity Securities

Each Fund may invest in convertible securities. Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, that are convertible into or exercisable for common stock at a stated price or rate. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security will normally also provide income and is subject to interest rate risk. Convertible securities may be lower-rated securities subject to greater levels of credit risk. A Fund may be forced to convert a security before it would otherwise choose, which may have an adverse effect on the Fund’s ability to achieve its investment objective.

While the International StocksPLUS TR Strategy Fund and Fundamental IndexPLUS TR Fund will generally invest in equity derivatives and will not normally invest directly in equity securities, the Fund may invest without limit directly in equity securities, including common stocks, preferred stocks, and convertible securities. In addition, the CommodityRealReturn Strategy Fund may invest in equity securities of issuers in commodity-related industries, and the RealEstateRealReturn Strategy Fund may invest in REITs and equity securities of issuers in real estate-related industries. When investing directly in equity securities, a Fund will not be limited to only those equity securities with any particular weighting in such Fund’s respective benchmark index, if any.

Prospectus	51

Generally, the Funds will consider investing directly in equity securities when derivatives on the underlying securities appear to be overvalued.

Equity securities generally have greater price volatility than fixed income securities. The market price of equity securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally or particular industries represented in those markets. The value of an equity security may also decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Foreign (Non-U.S.) Securities

Each Fund may invest in foreign (non-U.S.) securities. Investing in foreign securities involves special risks and considerations not typically associated with investing in U.S. securities. Shareholders should consider carefully the substantial risks involved for Funds that invest in securities issued by foreign companies and governments of foreign countries. These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; and political instability. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. The securities markets, values of securities, yields and risks associated with foreign securities markets may change independently of each other. Also, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in foreign securities may also involve higher custodial costs than domestic investments and additional transaction costs with respect to foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in foreign currencies.

Certain Funds also may invest in sovereign debt issued by governments, their agencies or instrumentalities, or other government-related entities. Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In addition, there is no bankruptcy proceeding by which defaulted sovereign debt may be collected.

•	Emerging Market Securities. Each Fund (except the International StocksPLUS TR Strategy Fund) may invest up to 10% of its total assets in securities of issuers based in countries with developing (or “emerging market”) economies. The International StocksPLUS TR Strategy Fund may invest up to 10% of its total assets in Fixed Income Instruments of issuers based in countries with emerging market economies and may invest in emerging market equity securities up to the approximate weightings in the Fund’s index.

A security is economically tied to an emerging market country if it is principally traded on the country’s securities markets, or the issuer is organized or principally operates in the country, derives a majority of its income from its operations within the country, or has a majority of its assets in the country. The adviser has broad discretion to identify and invest in countries that it considers to qualify as emerging securities markets. However, an emerging securities market is generally considered to be one located in any country that is defined as an emerging or developing economy by the World Bank or its related organizations, or the United Nations or its authorities. In making investments in emerging market securities, the Funds emphasize countries with relatively low gross national product per capita and with the potential for rapid economic growth. The adviser will select the country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, and any other specific factors it believes to be relevant.

Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in foreign, developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

52	PIMCO Funds

Additional risks of emerging markets securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

Each Fund may invest in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with a debt restructuring. Investments in Brady Bonds may be viewed as speculative. Brady Bonds acquired by a Fund may be subject to restructuring arrangements or to requests for new credit, which may cause the Fund to suffer a loss of interest or principal on any of its holdings.

Foreign (Non-U.S.) Currencies

A Fund that invests directly in foreign currencies or in securities that trade in, or receive revenues in, foreign currencies will be subject to currency risk. Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments.

•	Foreign Currency Transactions. Funds that invest in securities denominated in foreign currencies may engage in foreign currency transactions on a spot (cash) basis, and enter into forward foreign currency exchange contracts and invest in foreign currency futures contracts and options on foreign currencies and futures. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract, reduces a Fund’s exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. The effect on the value of a Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. A contract to sell foreign currency would limit any potential gain which might be realized if the value of the hedged currency increases. A Fund may enter into these contracts to hedge against foreign exchange risk, to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in such transactions at any given time or from time to time. Also, such transactions may not be successful and may eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies. A Fund may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are positively correlated. The Fund will segregate or “earmark” assets determined to be liquid by PIMCO to cover its obligations under forward foreign currency exchange contracts entered into for non-hedging purposes.

Repurchase Agreements

Each Fund may enter into repurchase agreements, in which the Fund purchases a security from a bank or broker-dealer, which agrees to repurchase the security at the Fund’s cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Reverse Repurchase Agreements, Dollar Rolls and Other Borrowings

Each Fund may enter into reverse repurchase agreements and dollar rolls, subject to the Fund’s limitations on borrowings. A reverse repurchase agreement or dollar roll involves the sale of a security by a Fund and its agreement to repurchase the instrument at a specified time and price, and may be considered a form of borrowing for some purposes. A Fund will segregate assets determined to be liquid by PIMCO or otherwise to cover its obligations under reverse repurchase agreements, dollar rolls, and other borrowings. Reverse repurchase agreements, dollar rolls and other forms of borrowings may create leveraging risk for a Fund.

Each Fund may borrow money to the extent permitted under the 1940 Act. This means that, in general, a Fund may borrow money from banks for any purpose on a secured basis in an amount up to  1/3 of the Fund’s

Prospectus	53

total assets. A Fund may also borrow money for temporary administrative purposes on an unsecured basis in an amount not to exceed 5% of the Fund’s total assets.

Derivatives

Each Fund may, but is not required to, use derivative instruments for risk management purposes or as part of its investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. Examples of derivative instruments include options contracts, futures contracts, options on futures contracts and swap agreements (including, but not limited to, credit default swaps). Each Fund (except the Money Market Fund) may invest some or all of its assets in derivative instruments. A portfolio manager may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed. A description of these and other derivative instruments that the Funds may use are described under “Investment Objectives and Policies” in the Statement of Additional Information.

A Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments. A description of various risks associated with particular derivative instruments is included in “Investment Objectives and Policies” in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Funds.

Management Risk.  Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

Credit Risk.  The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a “counterparty”) to make required payments or otherwise comply with the contract’s terms. Additionally, credit default swaps could result in losses if a Fund does not correctly evaluate the creditworthiness of the company on which the credit default swap is based.

Liquidity Risk.  Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Leverage Risk.  Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a Fund uses derivatives for leverage, investments in that Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, each Fund will segregate or “earmark” assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under derivative instruments.

Lack of Availability.  Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, the portfolio manager may wish to retain the Fund’s position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other suitable counterparty can be found. There is no assurance that a Fund will engage in derivatives transactions at any time or from time to time. A Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.

Market and Other Risks.  Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund’s interest. If a portfolio manager incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments.

54	PIMCO Funds

A Fund may also have to buy or sell a security at a disadvantageous time or price because the Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, a Fund’s use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments.

•  A Note on the CommodityRealReturn Strategy Fund.  The CommodityRealReturn Strategy Fund typically will seek to gain exposure to the commodity markets by investing in commodity swap agreements. The Fund may also invest in commodity options, futures, options on futures and index-linked and commodity-linked “structured” notes (together with commodity swap agreements, “commodity-linked derivative investments”).

The value of a commodity-linked derivative investment generally is based upon the price movements of a physical commodity (such as energy, mineral, or agricultural products), a commodity futures contract or commodity index, or other economic variable based upon changes in the value of commodities or the commodities markets. Swap transactions are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows or assets at specified intervals in the future. The obligations may extend beyond one year. There is no central exchange or market for swap transactions and therefore they are less liquid investments than exchange-traded instruments.

The Fund may seek exposure to the commodity markets through investments in commodity-linked or index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the value of commodities, commodity futures contracts or the performance of commodity indices. These notes are sometimes referred to as “structured notes” because the terms of these notes may be structured by the issuer and the purchaser of the note. The Fund would typically invest in these notes if commodity swaps were no longer available for investment or were no longer considered attractive investment vehicles. The value of these notes will rise or fall in response to changes in the underlying commodity or related index of investment. These notes expose the Fund economically to movements in commodity prices. These notes also are subject to risks, such as credit, market and interest rate risks, that in general affect the values of debt securities. Therefore, at the maturity of the note, the Fund may receive more or less principal that it originally invested. The Fund might receive interest payments on the note that are more or less than the stated coupon interest payments.

If the Fund were to seek exposure to the commodity markets through investments in these notes, it is possible that a lesser amount of the Fund’s assets would be available for investment in inflation-indexed instruments and other Fixed Income Instruments, which could adversely affect the Fund’s total return.

Real Estate Investment Trusts (REITs)

REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. Some REITs also finance real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is not taxed on the income distributed to shareholders. Therefore, REITs tend to pay higher dividends than other issuers.

REITs can be divided into three basic types: Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property. They derive their income primarily from rents received and any profits on the sale of their properties. Mortgage REITs invest the majority of their assets in real estate mortgages and derive most of their income from mortgage interest payments. As its name suggests, Hybrid REITs combine characteristics of both Equity REITs and Mortgage REITs.

An investment in a REIT, or in a real-estate linked derivative instrument linked to the value of a REIT, is subject to the risks that impact the value of the underlying properties of the REIT. These risks include loss to casualty or condemnation, and changes in supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. Other factors that may adversely affect REITs include poor performance by management of the REIT, changes to the tax laws, or failure by the REIT to qualify for tax-free distribution of income. REITs are also subject to default by borrowers and self-liquidation, and are heavily dependent on cash flow. Some REITs lack diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. Mortgage REITs may be impacted by the quality of the credit extended.

Prospectus	55

Delayed Funding Loans and Revolving Credit Facilities

The Funds may also enter into, or acquire participations in, delayed funding loans and revolving credit facilities, in which a lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. These commitments may have the effect of requiring a Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that a Fund is committed to advance additional funds, it will segregate or “earmark” assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees in an amount sufficient to meet such commitments. Delayed funding loans and revolving credit facilities are subject to credit, interest rate and liquidity risk and the risks of being a lender.

When-Issued, Delayed Delivery and Forward Commitment Transactions

Each Fund may purchase securities which it is eligible to purchase on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date. This risk is in addition to the risk that the Fund’s other assets will decline in value. Therefore, these transactions may result in a form of leverage and increase a Fund’s overall investment exposure. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated or “earmarked” to cover these positions.

Investment in Other Investment Companies

The All Asset and All Asset All Authority Funds invest substantially all of their assets in other investment companies. An investment by the All Asset Fund or the All Asset All Authority Fund in a particular Underlying Fund normally will not exceed 50% of its total assets. Each other Fund may invest up to 10% of its total assets in securities of other investment companies, such as open-end or closed-end management investment companies, or in pooled accounts or other investment vehicles which invest in foreign markets. As a shareholder of an investment company, a Fund may indirectly bear service and other fees which are in addition to the fees the Fund pays its service providers.

Subject to the restrictions and limitations of the 1940 Act, each Fund may elect to pursue its investment objective either by investing directly in securities, or by investing in one or more underlying investment vehicles or companies that have substantially similar investment objectives, policies and limitations as the Fund. The Funds may also invest in exchange traded funds, subject to the restrictions and limitations of the 1940 Act.

Short Sales

Each Fund may make short sales as part of its overall portfolio management strategies or to offset a potential decline in value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. Short sales expose a Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as “covering” the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. A Fund making a short sale must segregate or “earmark” assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees or otherwise cover its position in a permissible manner.

Illiquid Securities

Each Fund may invest up to 15% of its net assets in illiquid securities. Certain illiquid securities may require pricing at fair value as determined in good faith under the supervision of the Board of Trustees. A portfolio manager may be subject to significant delays in disposing of illiquid securities, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Loans of Portfolio Securities

For the purpose of achieving income, each Fund may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see “Investment Objectives and Policies” in the Statement of Additional Information for details. When a Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. A Fund may pay lending fees to a party arranging the loan.

56	PIMCO Funds

Portfolio Turnover

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

Temporary Defensive Strategies

For temporary or defensive purposes, each Fund may invest without limit in U.S. debt securities, including taxable securities and short-term money market securities, when PIMCO deems it appropriate to do so. When a Fund engages in such strategies, it may not achieve its investment objective.

Changes in Investment Objectives and Policies

The investment objective of each of the All Asset All Authority, International StocksPLUS TR Strategy and RealEstateRealReturn Strategy Funds is non-fundamental and may be changed by the Board of Trustees without shareholder approval. The investment objective of each other Fund is fundamental and may not be changed without shareholder approval. Unless otherwise stated, all investment policies of the Funds may be changed by the Board of Trustees without shareholder approval.

Percentage Investment Limitations

Unless otherwise stated, all percentage limitations on Fund investments listed in this prospectus will apply at the time of investment. A Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment. For each Fund that has adopted a policy to invest at least 80% of its assets in investments suggested by its name, the term “assets” means net assets plus the amount of any borrowings for investment purposes.

Credit Ratings and Unrated Securities

Rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. Appendix A to this prospectus describes the various ratings assigned to fixed income securities by Moody’s and S&P. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risks. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. A Fund will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. PIMCO does not rely solely on credit ratings, and develops its own analysis of issuer credit quality.

A Fund may purchase unrated securities (which are not rated by a rating agency) if its portfolio manager determines that the security is of comparable quality to a rated security that the Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the portfolio manager may not accurately evaluate the security’s comparative credit rating. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher- quality fixed income securities. To the extent that a Fund invests in high yield and/or unrated securities, the Fund’s success in achieving its investment objective may depend more heavily on the portfolio manager’s creditworthiness analysis than if the Fund invested exclusively in higher-quality and rated securities.

Other Investments and Techniques

The Funds may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this prospectus. These securities and techniques may subject the Funds to additional risks. Please see the Statement of Additional Information for additional information about the securities and investment techniques described in this prospectus and about additional securities and techniques that may be used by the Funds.

Prospectus	57

Descriptions of the Underlying Funds

Because the All Asset and All Asset All Authority Funds invest their assets in some or all Underlying Funds as discussed above, and not all of the Underlying Funds are offered in this prospectus, the following provides a general description of the main investments and other information about the Underlying Funds. At the discretion of PIMCO and without shareholder approval, the All Asset and All Asset All Authority Funds may invest in additional PIMCO Funds created in the future. For a complete description of an Underlying Fund, please see that Fund’s Institutional Class prospectus, which is incorporated herein by reference and is available free of charge by telephoning the Trust at 1-800-927-4648.

		Main Investments	Duration	Credit Quality(1)	Non-U.S. Dollar Denominated Securities(2)
Short Duration Bond Funds	Money Market	Money market instruments	≤ 90 days dollar-weighted average maturity	Min 95% Prime 1; ≤ 5% Prime 2	0%
	Floating Income	Variable and floating-rate securities and their economic equivalents	0–1 year	Caa to Aaa; max 10% below B	0–30%
	Short-Term	Money market instruments and short maturity fixed income securities	0–1 year	B to Aaa; max 10% below Baa	0–10%
	Low Duration	Short maturity fixed income securities	1–3 years	B to Aaa; max 10% below Baa	0–30%
	Low Duration II	Short maturity fixed income securities with quality and non-U.S. issuer restrictions	1–3 years	A to Aaa	0%
	Low Duration III	Short maturity fixed income securities with prohibitions on firms engaged in socially sensitive practices	1–3 years	B to Aaa; max 10% below Baa	0–30%
Intermediate Duration Bond Funds	GNMA	Short and intermediate maturity mortgage-related fixed income securities issued by the Government National Mortgage Association	1–7 years	Baa to Aaa; max 10% below Aaa	0%
	Moderate Duration	Short and intermediate maturity fixed income securities	2–5 years	B to Aaa; max 10% below Baa	0–30%
	Total Return	Intermediate maturity fixed income securities	3–6 years	B to Aaa; max 10% below Baa	0–30%
	Total Return II	Intermediate maturity fixed income securities with quality and non-U.S. issuer restrictions	3–6 years	Baa to Aaa	0%
	Total Return III	Intermediate maturity fixed income securities with prohibitions on firms engaged in socially sensitive practices	3–6 years	B to Aaa; max 10% below Baa	0–30%
	Total Return Mortgage	Short and intermediate maturity mortgage-related fixed income securities	1–7 years	Baa to Aaa; max 10% below Aaa	0%
	Investment Grade Corporate Bond	Corporate fixed income securities	3–7 years	B to Aaa; max 10% below Baa	0–30%
	High Yield	Higher yielding fixed income securities	2–6 years	Caa to Aaa; min 80% below Baa subject to max 5% Caa	0–20%
	Diversified Income	Investment grade corporate, high yield and emerging market fixed income securities	3–8 years	Max 10% below B	0–30%

58	PIMCO Funds

Descriptions of the Underlying Funds (continued)

		Main Investments	Duration	Credit Quality(1)	Non-U.S. Dollar Denominated Securities(2)
Long Duration Bond Funds	Long-Term U.S. Government	Long-term maturity fixed income securities	≥ 8 years	A to Aaa	0%
Real Return Strategy Funds	Real Return	Inflation-indexed fixed income securities	+/– 3 years of its Index	B to Aaa; max 10% below Baa	0–30%
	Real Return II	Inflation-indexed fixed income securities with quality and non-U.S. denominated restrictions	+/– 3 years of its Index	Baa to Aaa	0%
	Real Return Asset	Inflation-indexed fixed income securities	+/– 4 years of its Index	B to Aaa; max 20% below Baa	0–30%
	CommodityReal- Return Strategy	Commodity-linked derivatives backed by a portfolio of inflation-indexed and other fixed income securities	0–10 years	B to Aaa; max 10% below Baa	0–30%
	RealEstateReal- Return Strategy	Real estate-linked derivative instruments backed by a portfolio of inflation-indexed and other fixed income securities	0–10 years	B to Aaa; max 10% below Baa	0–30%
Tax Exempt Bond Funds	Short Duration Municipal Income	Short to intermediate maturity municipal securities (exempt from federal income tax)	0–3 years	Baa to Aaa	0%
	California Intermediate Municipal Bond	Intermediate maturity municipal securities (exempt from federal and California income tax)	3–7 years	B to Aaa; max 10% below Baa	0%
	Municipal Bond	Intermediate to long-term maturity municipal securities (exempt from federal income tax)	3–10 years	Ba to Aaa; max 10% below Baa	0%
	California Municipal Bond	Intermediate to long-term maturity municipal securities (exempt from federal and California income tax)	3–12 years	B to Aaa; max 10% below Baa	0%
	New York Municipal Bond	Intermediate to long-term maturity municipal securities (exempt from federal and New York income tax)	3–12 years	B to Aaa; max 10% below Baa	0%
International Bond Funds	Global Bond (Unhedged)	U.S. and non-U.S. intermediate maturity fixed income securities	3–7 years	B to Aaa; max 10% below Baa	25–75%(3)
	Global Bond (U.S. Dollar-Hedged)	U.S. and hedged non-U.S. intermediate maturity fixed income securities	3–7 years	B to Aaa; max 10% below Baa	25–75%(3)
	Foreign Bond (Unhedged)	Intermediate maturity non-U.S. fixed income securities	3–7 years	B to Aaa; max 10% below Baa	≥ 80%(3)
	Foreign Bond (U.S. Dollar-Hedged)	Intermediate maturity hedged non-U.S. fixed income securities	3–7 years	B to Aaa; max 10% below Baa	≥ 80%(3)
	Developing Local Markets	Currencies or fixed income securities denominated in currencies of non-U.S. countries	0-8 years	Max 15% below B	≥ 80%(3)
	Emerging Markets Bond	Emerging market fixed income securities	0–8 years	Max 15% below B	≥ 80%(3)

Prospectus	59

Descriptions of the Underlying Funds (continued)

		Main Investments	Duration	Credit Quality(1)	Non-U.S. Dollar Denominated Securities(2)
Convertible Funds	Convertible	Convertible securities	N/A	Max 20% below B	0–30%
	European Convertible	European convertible securities	N/A	B to Aaa; max 40% below Baa	≥ 80%(4)
Equity-Related Funds	Fundamental IndexPLUS	Research Affiliates Fundamental 1000 Index derivatives backed by a portfolio of short-term fixed-income securities	0-1 year	B to Aaa; max 10% below Baa	0-30%
	StocksPLUS	S&P 500 stock index derivatives backed by a portfolio of short-term fixed-income securities	0–1 year	B to Aaa; max 10% below Baa	0–30%
	StocksPLUS Total Return	S&P 500 stock index derivatives backed by a portfolio of short and intermediate maturity fixed-income securities	1–6 years	B to Aaa; max 10% below Baa	0–30%
	European StocksPLUS TR Strategy	European equity derivatives backed by a portfolio of fixed income securities	1-6 years	B to Aaa; max 10% below Baa	0-30%(5)
	Far East (ex-Japan) StocksPLUS TR Strategy	Far Eastern (excluding Japan) equity derivatives backed by a portfolio of fixed income securities	1-6 years	B to Aaa; max 10% below Baa	0-30%(5)
	Fundamental IndexPLUS TR	Research Affiliates Fundamental 1000 Index derivatives backed by a portfolio of short and intermediate maturity fixed income securities	1-6 years	B to Aaa; max 10% below Baa	0-30%
	International StocksPLUS TR Strategy	Non-U.S. equity derivatives backed by a portfolio of fixed income securities	1-6 years	B to Aaa; max 10% below Baa	0-30%(5)
	Japanese StocksPLUS TR Strategy	Japanese equity derivatives backed by a portfolio of fixed income securities	1-6 years	B to Aaa; max 10% below Baa	0-30%(5)
	StocksPLUS TR Short Strategy	Short S&P 500 stock index derivatives backed by a portfolio of fixed income securities	1-6 years	B to Aaa; max 10% below Baa	0-30%
	StocksPLUS Municipal-Backed	S&P 500 stock index derivatives backed by a portfolio of investment grade debt securities exempt from federal income tax	1-10 years	Baa to Aaa; max 10% Baa	0%

(1)	As rated by Moody’s, or equivalently rated by S&P, or if unrated, determined by PIMCO to be of comparable quality.
(2)	Each Underlying Fund (except the California Intermediate Municipal Bond, California Municipal Bond, Long-Term U.S. Government, Low Duration II, Municipal Bond, New York Municipal Bond, Short Duration Municipal Income, StocksPLUS Municipal-Backed and Total Return II Funds) may invest beyond these limits in U.S. dollar-denominated securities of non-U.S. issuers.
(3)	The percentage limitation relates to securities of non-U.S. issuers denominated in any currency.
(4)	The percentage limitation relates to convertible securities issued by, or convertible into, an issuer located in any European country.
(5)	Limitation with respect to the Fund’s fixed income investments. The Fund may invest without limit in equity securities denominated in non-U.S. currencies.

60	PIMCO Funds

(THIS PAGE INTENTIONALLY LEFT BLANK)

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of Class A, Class B and Class C shares of each Fund for the past 5 years or, if the class is less than 5 years old, since the class of shares was first offered. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a particular class of shares of a Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Fund’s financial statements, are included in the Trust’s annual report to shareholders. The annual and semi-annual reports are incorporated by reference in the Statement of Additional Information and are available free of charge upon request from the Distributor. Note: All footnotes to the financial highlights table appear at the end of the tables.

Year or Period Ended	Net Asset Value Beginning of Period	Net Investment Income (Loss)++(a)	Net Realized and Unrealized Gain (Loss) on Investments++(a)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains
All Asset Fund
Class A
03/31/2005	$12.78	$0.81	$(0.22)	$0.59	$(0.70)	$(0.07)
04/30/2003 - 03/31/2004	11.39	0.72	1.21	1.93	(0.45)	(0.09)
Class B
03/31/2005	12.73	0.70	(0.20)	0.50	(0.62)	(0.07)
04/30/2003 - 03/31/2004	11.39	0.67	1.16	1.83	(0.40)	(0.09)
Class C
03/31/2005	12.73	0.71	(0.21)	0.50	(0.62)	(0.07)
04/30/2003 - 03/31/2004	11.39	0.63	1.20	1.83	(0.40)	(0.09)
CommodityRealReturn Strategy Fund
Class A
03/31/2005	$15.65	$0.38	$1.14	$1.52	$(0.77)	$(0.18)
03/31/2004	12.02	0.21	4.95	5.16	(1.39)	(0.14)
11/29/2002 - 03/31/2003	11.38	0.15	1.26	1.41	(0.77)	0.00
Class B
03/31/2005	15.59	0.27	1.12	1.39	(0.66)	(0.18)
03/31/2004	12.00	0.11	4.94	5.05	(1.32)	(0.14)
11/29/2002 - 03/31/2003	11.38	0.14	1.24	1.38	(0.76)	0.00
Class C
03/31/2005	15.57	0.27	1.12	1.39	(0.66)	(0.18)
03/31/2004	12.00	0.10	4.94	5.04	(1.33)	(0.14)
11/29/2002 - 03/31/2003	11.38	0.14	1.24	1.38	(0.76)	0.00
International StocksPLUS TR Strategy Fund
Class A
03/31/2005	$10.76	$0.10	$1.06	$1.16	$(1.04)	$(0.34)
10/30/2003 - 03/31/2004	10.00	0.01	1.01	1.02	(0.26)	0.00
Class B
03/31/2005	10.76	0.03	1.04	1.07	(1.01)	(0.34)
10/30/2003 - 03/31/2004	10.00	(0.03)	1.02	0.99	(0.23)	0.00
Class C
03/31/2005	10.74	0.00	1.08	1.08	(1.00)	(0.34)
10/30/2003 - 03/31/2004	10.00	(0.03)	1.02	0.99	(0.25)	0.00
RealEstateRealReturn Strategy Fund
Class A
03/31/2005	$11.95	$0.26	$1.29	$1.55	$(3.95)	$(0.22)
10/30/2003 - 03/31/2004	10.00	0.14	2.65	2.79	(0.84)	0.00
Class B
03/31/2005	11.94	0.16	1.29	1.45	(3.90)	(0.22)
10/30/2003 - 03/31/2004	10.00	0.13	2.63	2.76	(0.82)	0.00
Class C
03/31/2005	11.93	0.17	1.29	1.46	(3.90)	(0.22)
10/30/2003 - 03/31/2004	10.00	0.10	2.66	2.76	(0.83)	0.00

62	PIMCO Funds

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000’s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets++		Portfolio Turnover Rate

$0.00	$(0.77)	$12.60	4.66%	$907,980	0.86	% (b)	6.42%		92%
0.00	(0.54)	12.78	17.22	333,578	0.87	+ (b)	6.41	+	99

0.00	(0.69)	12.54	3.90	194,889	1.61	(c)	5.56		92
0.00	(0.49)	12.73	16.32	86,963	1.62	+ (c)	5.95	+	99

0.00	(0.69)	12.54	3.94	777,105	1.61	(c)	5.66		92
0.00	(0.49)	12.73	16.37	290,297	1.62	+ (c)	5.64	+	99

$0.00	$(0.95)	$16.22	10.37%	$1,864,428	1.24%		2.47%		264%
0.00	(1.53)	15.65	44.77	912,154	1.24		1.50		290
0.00	(0.77)	12.02	12.64	22,380	1.24	+ (d)	(35.36	) +	492

$0.00	(0.84)	16.14	9.53	287,035	1.99		1.75		264
0.00	(1.46)	15.59	43.77	145,122	1.99		0.80		290
0.00	(0.76)	12.00	12.44	5,858	1.99	+ (e)	(37.16	) +	492

0.00	(0.84)	16.12	9.53	1,253,299	1.99		1.77		264
0.00	(1.47)	15.57	43.76	685,963	1.99		0.70		290
0.00	(0.76)	12.00	12.42	9,258	1.99	+ (f)	(38.45	) +	492

$(0.15)	$(1.53)	$10.39	9.70%	$2,643	1.35%		0.91%		666%
0.00	(0.26)	10.76	10.31	229	1.35	+ (g)	5.91	+	41

(0.15)	(1.50)	10.33	8.83	1,952	2.10		0.29		666
0.00	(0.23)	10.76	10.00	79	2.10	+ (h)	7.07	+	41

(0.15)	(1.49)	10.33	8.92	2,397	2.10		0.04		666
0.00	(0.25)	10.74	9.99	832	2.10	+ (i)	8.06	+	41

$(0.07)	$(4.24)	$9.26	10.22%	$21,648	1.24%		2.40%		510%
0.00	(0.84)	11.95	29.25	9,791	1.24	+ (m)	35.36	+	158

(0.07)	(4.19)	9.20	9.29	7,407	1.99		1.50		510
0.00	(0.82)	11.94	28.97	3,280	1.99	+ (n)	37.52	+	158

(0.07)	(4.19)	9.20	9.33	14,311	1.99		1.61		510
0.00	(0.83)	11.93	28.90	6,193	1.99	+ (o)	33.81	+	158

Prospectus	63

Financial Highlights (continued)

Year or Period Ended	Net Asset Value Beginning of Period	Net Investment Income (Loss)++(a)	Net Realized and Unrealized Gain (Loss) on Investments++(a)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains
StocksPLUS Fund
Class A
03/31/2005	$9.47	$0.10	$0.40	$0.50	$(0.49)	$0.00
03/31/2004	7.58	0.06	2.53	2.59	(0.70)	0.00
03/31/2003	9.97	0.18	(2.45)	(2.27)	(0.12)	0.00
03/31/2002	10.10	0.38	(0.29)	0.09	(0.22)	0.00
03/31/2001	14.06	0.77	(3.58)	(2.81)	(0.24)	(0.91)
Class B
03/31/2005	9.28	0.02	0.39	0.41	(0.42)	0.00
03/31/2004	7.44	0.00	2.47	2.47	(0.63)	0.00
03/31/2003	9.83	0.12	(2.41)	(2.29)	(0.10)	0.00
03/31/2002	9.98	0.31	(0.29)	0.02	(0.17)	0.00
03/31/2001	13.96	0.68	(3.56)	(2.88)	(0.19)	(0.91)
Class C
03/31/2005	9.35	0.05	0.39	0.44	(0.44)	0.00
03/31/2004	7.49	0.01	2.50	2.51	(0.65)	0.00
03/31/2003	9.88	0.14	(2.42)	(2.28)	(0.11)	0.00
03/31/2002	10.03	0.33	(0.29)	0.04	(0.19)	0.00
03/31/2001	14.00	0.71	(3.57)	(2.86)	(0.20)	(0.91)
StocksPLUS Total Return Fund
Class A
03/31/2005	$12.16	$0.11	$0.66	$0.77	$(0.11)	$(0.42)
07/31/2003 - 03/31/2004	10.75	0.02	1.81	1.83	(0.03)	(0.39)
Class B
03/31/2005	12.07	0.02	0.65	0.67	(0.06)	(0.42)
07/31/2003 - 03/31/2004	10.75	(0.04)	1.76	1.72	(0.01)	(0.39)
Class C
03/31/2005	12.08	0.02	0.65	0.67	(0.06)	(0.42)
07/31/2003 - 03/31/2004	10.75	(0.04)	1.77	1.73	(0.01)	(0.39)

+	Annualized.
++	As a result of a change in generally accepted accounting principles, the Fund has reclassified periodic payments made or received for certain derivative instruments, which were previously included within miscellaneous income, to a component of realized gain (loss) in the Statement of Operations. The effects of these reclassifications are noted in the discussion of Swap Agreements in the Notes to the Financial Statements in the March 31, 2005 Annual Report.
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.90%.
(c)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 1.65%.
(d)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 2.45%.
(e)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 3.43%.
(f)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 3.48%.
(g)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 1.98%.
(h)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 2.50%.
(i)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 2.68%.
(j)	Ratio of expenses to average net assets excluding interest expense is 0.90%.

64	PIMCO Funds

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000’s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets++		Portfolio Turnover Rate

$0.00	$(0.49)	$9.48	5.39%	$144,810	1.05		1.05%		371%
0.00	(0.70)	9.47	34.40%	$125,955	1.05		0.67		287
0.00	(0.12)	7.58	(22.82)	78,753	1.05		2.19		282
0.00	(0.22)	9.97	0.86	107,085	1.06	(p)	3.79		455
0.00	(1.15)	10.10	(21.31)	108,332	1.05		6.09		270

0.00	(0.42)	9.27	4.46	101,416	1.80		0.23		371
0.00	(0.63)	9.28	33.43	142,897	1.80		(0.08)		287
0.00	(0.10)	7.44	(23.32)	116,047	1.80		1.50		282
0.00	(0.17)	9.83	0.13	200,010	1.81	(q)	3.12		455
0.00	(1.10)	9.98	(21.91)	240,913	1.80		5.34		270

0.00	(0.44)	9.35	4.82	133,950	1.55		0.51		371
0.00	(0.65)	9.35	33.78	152,375	1.55		0.18		287
0.00	(0.11)	7.49	(23.14)	116,803	1.55		1.73		282
0.00	(0.19)	9.88	0.31	187,100	1.56	(r)	3.33		455
0.00	(1.11)	10.03	(21.66)	207,945	1.55		5.57		270

$0.00	$(0.53)	$12.40	6.24%	$40,704	1.19	(5)	0.89%		414%
0.00	(0.42)	12.16	17.28	29,621	1.19	+ (s)	0.20	+	282

	(0.48)	12.26	5.48	15,881	1.94	(u)	0.16		414
0.00	(0.40)	12.07	16.28	10,505	1.92	+ (t)	(0.54	) +	282

	0.48	12.27	5.41	29,975	1.94	(u)	0.16		414
0.00	(0.40)	12.08	16.40	23,048	1.92	+ (t)	(0.54	) +	282

(k)	Ratio of expenses to average net assets excluding interest expense is 1.65%.
(l)	Ratio of expenses to average net assets excluding interest expense is 1.40%.
(m)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 1.32%.
(n)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 2.09%.
(o)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 2.08%.
(p)	Ratio of expenses to average net assets excluding interest expense is 1.05%.
(q)	Ratio of expenses to average net assets excluding interest expense is 1.80%.
(r)	Ratio of expenses to average net assets excluding interest expense is 1.55%.
(s)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 1.20%.
(t)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 1.96%.
(u)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 1.95%.

Prospectus	65

Appendix A

Description of Securities Ratings

A Fund’s investments may range in quality from securities rated in the lowest category in which the Fund is permitted to invest to securities rated in the highest category (as rated by Moody’s or S&P or, if unrated, determined by PIMCO to be of comparable quality). The percentage of a Fund’s assets invested in securities in a particular rating category will vary. The following terms are generally used to describe the credit quality of fixed income securities:

High Quality Debt Securities are those rated in one of the two highest rating categories (the highest category for commercial paper) or, if unrated, deemed comparable by PIMCO.

Investment Grade Debt Securities are those rated in one of the four highest rating categories or, if unrated, deemed comparable by PIMCO.

Below Investment Grade, High Yield Securities (“Junk Bonds”) are those rated lower than Baa by Moody’s or BBB by S&P and comparable securities. They are considered predominantly speculative with respect to the issuer’s ability to repay principal and interest.

The following is a description of Moody’s and S&P’s rating categories applicable to fixed income securities.

Moody's Investors Service, Inc.

Moody’s Long-Term Ratings: Bonds and Preferred Stock

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than with Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody’s applies numerical modifiers, 1, 2, and 3 in each generic rating classified from Aa through Caa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Corporate Short-Term Debt Ratings

Moody’s short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. Obligations relying upon support mechanisms such as letters of credit and bonds of indemnity are excluded unless explicitly rated.

Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Prospectus	A-1

PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

Short-Term Municipal Bond Ratings

There are three rating categories for short-term municipal bonds that define an investment grade situation, which are listed below. In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents an evaluation of the degree of risk associated with scheduled principal and interest payments, and the other represents an evaluation of the degree of risk associated with the demand feature. The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1. MIG ratings terminate at the retirement of the obligation while VMIG rating expiration will be a function of each issue’s specific structural or credit features.

MIG 1/VMIG 1: This designation denotes superior quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: This designation denotes strong quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3: This designation denotes acceptable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

SG: This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

Standard & Poor's Ratings Services

Corporate and Municipal Bond Ratings

Investment Grade

AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions, or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Speculative Grade

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

A-2	PIMCO Funds

B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC: Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC: The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C: The rating C is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI: The rating CI is reserved for income bonds on which no interest is being paid.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional ratings: The letter “p” indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

r: The “r” is attached to highlight derivative, hybrid, and certain other obligations that S&P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities.

The absence of an “r” symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R.: Not rated.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Commercial Paper Rating Definitions

An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from A for the highest quality obligations to D for the lowest. These categories are as follows:

A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B: Issues rated B are regarded as having only speculative capacity for timely payment.

C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

A commercial paper rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to S&P by the issuer or obtained from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.

Prospectus	A-3

PIMCO Funds

The Trust’s Statement of Additional Information (“SAI”) and annual and semi-annual reports to shareholders include additional information about the Funds. The SAI and the financial statements included in the Funds’ most recent annual report to shareholders are incorporated by reference into this prospectus, which means they are part of this Prospectus for legal purposes. The Funds’ annual report discusses the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

The SAI includes the Allianz Funds and PIMCO Funds Shareholders’ Guide for Class A, B, C and R Shares, a separate booklet which contains more detailed information about Fund purchase, redemption and exchange options and procedures and other information about the Funds. You can get a free copy of the Guide together with or separately from the rest of the SAI.

You may get free copies of any of these materials, request other information about a Fund, or make shareholder inquiries by calling 1-800-426-0107, or by writing to:

Allianz Global Investors Distributors LLC

2187 Atlantic Street

Stamford, CT 06902

You may review and copy information about the Trust, including its SAI, at the Securities and Exchange Commission’s public reference room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the public reference room. You may also access reports and other information about the Trust on the Commission’s Web site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102, or by e-mailing your request to publicinfo@sec.gov.

You can also visit our Web site at www.allianzinvestors.com for additional information about the Funds, including the SAI and the annual and semi-annual reports.

Investment Company Act File number 811-5028

PIMCO Funds

INVESTMENT ADVISER AND ADMINISTRATOR

PIMCO, 840 Newport Center Drive, Newport Beach, CA 92660

DISTRIBUTOR

Allianz Global Investors Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902-6896

CUSTODIAN

State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO 64105

SHAREHOLDER SERVICING AGENT AND TRANSFER AGENT

PFPC Inc., P.O. Box 9688, Providence, RI 02940-9688

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO 64105

LEGAL COUNSEL

Dechert LLP, 1775 I Street N.W., Washington, D.C. 20006-2401

For further information about the PIMCO Funds, call 1-800-426-0107 or visit our Web site at www.allianzinvestors.com.

Not part of the prospectus

The PIMCO Funds & Allianz Funds Family

The PIMCO Funds & Allianz Funds offer access to the world-class investment firms of Allianz Global Investors–one of the world’s largest asset management companies, with more than $1 trillion under management (as of 12/31/04).

The PIMCO Funds are managed by PIMCO, widely recognized as one of the premier bond managers in the world. The PIMCO Funds cover the fixed-income spectrum, and also include the innovative Real Return Strategy and IndexPLUS funds. PIMCO Total Return Fund is the largest bond fund in the U.S.**

The Allianz Funds are managed by institutional equity managers, including the Allianz-owned investment firms NFJ Investment Group, Oppenheimer Capital, RCM Capital Management, Nicholas-Applegate Capital Management and PEA Capital. The Allianz Funds represent a wide range of investment strategies, including growth and value, small-, mid- and large-cap, domestic and international portfolios.

PIMCO Funds		Allianz Funds
Short-Duration Bond	Tax-Exempt Bond	Value Stock	International Stock
PIMCO Short-Term	PIMCO Short Duration Municipal	NFJ Dividend Value	NACM Global
PIMCO Low Duration	Income	NFJ Large-Cap Value	RCM Global Small-Cap
PIMCO Floating Income	PIMCO Municipal Bond	OCC Renaissance	NFJ International Value
Core Bond	PIMCO California Intermediate	OCC Value	NACM International
PIMCO Total Return	Municipal Bond	NACM Flex-Cap Value	RCM International
Government/Mortgage Bond	PIMCO California Municipal Bond	NFJ Small-Cap Value	Growth Equity
PIMCO Long-Term U.S. Government	PIMCO New York Municipal Bond	Blend Stock	NACM Pacific Rim
PIMCO GNMA	Real Return Strategy	PEA Growth & Income	Sector-Related Stock
PIMCO Total Return Mortgage	PIMCO Real Return	CCM Capital Appreciation	RCM Global Healthcare
Corporate Bond	PIMCO CommodityRealReturn	OCC Core Equity	RCM Biotechnology
PIMCO Diversified Income	Strategy	CCM Mid-Cap	RCM Global Technology
PIMCO High Yield	PIMCO RealEstateRealReturn Strategy	Growth Stock	RCM Innovation*
PIMCO Investment Grade	PIMCO All Asset	RCM Large-Cap Growth	Balanced
Corporate Bond	PIMCO All Asset All Authority	RCM Targeted Core Growth	AMM Asset Allocation
International Bond	IndexPLUS	PEA Growth
PIMCO Global Bond	PIMCO StocksPLUS	NACM Growth
(U.S. Dollar-Hedged)	PIMCO StocksPLUS Total Return	RCM Mid-Cap
PIMCO Foreign Bond	PIMCO International StocksPLUS	PEA Target
(U.S. Dollar-Hedged)	TR Strategy	PEA Opportunity
PIMCO Foreign Bond (Unhedged)	PIMCO Fundamental IndexPLUS
PIMCO Emerging Markets Bond	PIMCO Fundamental IndexPLUS TR
PIMCO Developing Local Markets

www.allianzinvestors.com

*	Proposed to merge with RCM Global Technology Fund on or about April 29, 2005.
**	As of 1/31/05 according to SimFunds.

This cover is not part of the Prospectus		AZ692_12645
Allianz Global Investors Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902

PIMCO Funds

Prospectus

July 29, 2005

Real Return Strategy

& IndexPLUS Funds

Share Class	REAL RETURN STRATEGY FUNDS
D

PIMCO Real Return Fund

PIMCO CommodityRealReturn Strategy Fund

PIMCO RealEstateRealReturn Strategy Fund

PIMCO All Asset Fund

PIMCO All Asset All Authority Fund

INDEXPLUS STOCK FUNDS

PIMCO StocksPLUS Fund

PIMCO StocksPLUS Total Return Fund

PIMCO International StocksPLUS TR Strategy Fund

PIMCO Fundamental IndexPLUS TR Fund

This cover is not part of the Prospectus.

PIMCO Funds Prospectus

PIMCO Funds

July 29, 2005

Share Class D

This prospectus describes 9 mutual funds offered by PIMCO Funds (the “Trust”). The Funds provide access to the professional investment advisory services offered by Pacific Investment Management Company LLC (“PIMCO”). As of June 30, 2005, PIMCO managed approximately $493 billion in assets. The firm’s institutional heritage is reflected in the PIMCO Funds offered in this prospectus.

The Funds offer Class D shares in this prospectus. This prospectus explains what you should know about the Funds before you invest. Please read it carefully.

The Securities and Exchange Commission has not approved or disapproved these securities, or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Prospectus	1

Summary Information

The table below compares certain investment characteristics of the Funds. Other important characteristics are described in the individual Fund Summaries beginning on page 4. Following the table are certain key concepts which are used throughout the prospectus.

		Main Investments	Duration	Credit Quality(1)	Non-U.S. Dollar Denominated Securities(2)
Real Return Strategy Funds	Real Return	Inflation-indexed fixed income securities	+/– 3 years of its Index	B to Aaa; max 10% below Baa	0–30%
	All Asset	Other PIMCO Funds with certain limitations	Average of Funds held(3)	Average of Funds held(3)	Average of Funds held(3)
	All Asset All Authority	Other PIMCO Funds except the All Asset Fund	Average of Funds held(3)	Average of Funds held(3)	Average of Funds held(3)
	RealEstateRealReturn Strategy	Real estate-linked derivative instruments backed by a portfolio of inflation-indexed and other fixed income securities	0–10 years	B to Aaa; max 10% below Baa	0–30%
	CommodityRealReturn Strategy	Commodity-linked derivatives backed by a portfolio of inflation-indexed and other fixed income securities	0–10 years	B to Aaa; max 10% below Baa	0–30%
Equity-Related Funds	StocksPLUS	S&P 500 stock index derivatives backed by a portfolio of short-term fixed income securities	0–1 year	B to Aaa; max 10% below Baa	0–30%
	Fundamental IndexPLUS TR	Research Affiliates Fundamental 1000 Index derivatives backed by a portfolio of short and intermediate maturity fixed income securities	1–6 years	B to Aaa; max 10% below Baa	0–30%
	StocksPLUS Total Return	S&P 500 stock index derivatives backed by a portfolio of short and intermediate maturity fixed income securities	1–6 years	B to Aaa; max 10% below Baa	0–30%
	International StocksPLUS TR Strategy	Non-U.S. equity derivatives backed by a portfolio of fixed income securities	1–6 years	B to Aaa; max 10% below Baa	0–30%(4)

(1)	As rated by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Service (“S&P”), or if unrated, determined by PIMCO to be of comparable quality.
(2)	Each Fund may invest beyond these limits in U.S. dollar-denominated securities of non-U.S. issuers.
(3)	The Fund does not invest in securities directly, but in other PIMCO Funds.
(4)	Limitation with respect to the Fund’s fixed income investments. The Fund may invest without limit in equity securities denominated in non-U.S. currencies.

Fixed Income Instruments

Consistent with each Fund’s investment policies, each Fund invests in “Fixed Income Instruments,” which as used in this prospectus includes:

•	securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (“U.S. Government Securities”);
•	corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;
•	mortgage-backed and other asset-backed securities;
•	inflation-indexed bonds issued both by governments and corporations;
•	structured notes, including hybrid or “indexed” securities, event-linked bonds and loan participations;
•	delayed funding loans and revolving credit facilities;
•	bank certificates of deposit, fixed time deposits and bankers’ acceptances;
•	repurchase agreements and reverse repurchase agreements;
•	debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;
•	obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and
•	obligations of international agencies or supranational entities.

Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury.

The Funds may invest in derivatives based on Fixed Income Instruments.

2	PIMCO Funds

Summary Information (continued)

Duration

Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. Similarly, a Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration. By way of example, the price of a bond fund with a duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point.

Credit Ratings

In this prospectus, references are made to credit ratings of debt securities, which measure an issuer’s expected ability to pay principal and interest over time. Credit ratings are determined by rating organizations, such as S&P or Moody’s. The following terms are generally used to describe the credit quality of debt securities depending on the security’s credit rating or, if unrated, credit quality as determined by PIMCO:

•	high quality
•	investment grade
•	below investment grade (“high yield securities” or “junk bonds”)

For a further description of credit ratings, see “Appendix A—Description of Securities Ratings.” As noted in Appendix A, Moody’s and S&P may modify their ratings of securities to show relative standing within a rating category, with the addition of numerical modifiers (1, 2 or 3) in the case of Moody’s, and with the addition of a plus (+) or minus (-) sign in the case of S&P. A Fund may purchase a security, regardless of any rating modification, provided the security is rated at or above the Fund’s minimum rating category. For example, a Fund may purchase a security rated B3 by Moody’s, or B- by S&P, provided the Fund may purchase securities rated B.

Fund Descriptions, Performance and Fees

The Funds provide a broad range of investment choices. The following summaries identify each Fund’s investment objective, principal investments and strategies, principal risks, performance information and fees and expenses. A more detailed “Summary of Principal Risks” describing principal risks of investing in the Funds begins after the Fund Summaries. Investors should be aware that the investments made by a Fund and the results achieved by a Fund at any given time are not expected to be the same as those made by other mutual funds for which PIMCO acts as investment adviser, including mutual funds with names, investment objectives and policies similar to the Funds. Please see “Disclosure of Portfolio Holdings” in the Statement of Additional Information for information about the availability of the complete schedule of each Fund’s holdings.

It is possible to lose money on investments in the Funds.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Investments Made by the All Asset and All Asset All Authority Funds

The All Asset and All Asset All Authority Funds are intended for investors who prefer to have their asset allocation decisions made by professional money managers. The All Asset Fund may invest in any Funds of the Trust except the All Asset All Authority Fund. Though it is anticipated that the All Asset Fund will not currently invest in the European StocksPLUS TR Strategy, Far East (ex-Japan) StocksPLUS TR Strategy, Japanese StocksPLUS TR Strategy, StocksPLUS Municipal-Backed and StocksPLUS Short Strategy Funds, the Fund may invest in these Funds in the future, without shareholder approval, at the discretion of PIMCO. The All Asset All Authority Fund may invest in any Fund of the Trust except the All Asset Fund. The PIMCO Funds in which the All Asset and All Asset All Authority Funds invests are called Underlying Funds in this prospectus.

Prospectus	3

PIMCO All Asset Fund	Ticker Symbol: PASDX (D Class)

Principal Investments and Strategies	Investment Objective Seeks maximum real return, consistent with preservation of real capital and prudent investment management Fund Category Real Return Strategy	Fund Focus Underlying PIMCO Funds Average Portfolio Duration Average of Funds held	Credit Quality Average of Funds held Dividend Frequency Declared and distributed quarterly

The Fund seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class shares of any other Fund of the Trust except the All Asset All Authority Fund. Though it is anticipated that the Fund will not currently invest in the European StocksPLUS TR Strategy, Far East (ex-Japan) StocksPLUS TR Strategy, Japanese StocksPLUS TR Strategy, StocksPLUS Municipal-Backed and StocksPLUS Short Strategy Funds, the Fund may invest in these Funds in the future, without shareholder approval, at the discretion of PIMCO. The PIMCO Funds in which the All Asset Fund may invest are called Underlying Funds in this prospectus. The Fund invests its assets in shares of the Underlying Funds and does not invest directly in stocks or bonds of other issuers. Research Affiliates, LLC, the Fund’s asset allocation sub-adviser, determines how the Fund allocates and reallocates its assets among the Underlying Funds. The asset allocation sub-adviser attempts to diversify the Fund’s assets broadly among the Underlying Funds. Please see the “Descriptions of the Underlying Funds” in this prospectus for more information about the Underlying Funds.

The Fund may invest in any or all of the Underlying Funds, but will not normally invest in every Underlying Fund at any particular time. The Fund’s investment in a particular Underlying Fund normally will not exceed 50% of its total assets. The Fund’s combined investments in the Fundamental IndexPLUS, Fundamental IndexPLUS TR, International StockPLUS TR Strategy, StocksPLUS and StocksPLUS Total Return Funds normally will not exceed 50% of total assets. In addition, the Fund’s combined investments in the CommodityRealReturn Strategy, Real Return, Real Return II, Real Return Asset and RealEstateRealReturn Strategy Funds normally will not exceed 75% of its total assets. The Fund’s assets are not allocated according to a predetermined blend of shares of the Underlying Funds. Instead, when making allocation decisions among the Underlying Funds, the Fund’s asset allocation sub-adviser considers various quantitative and qualitative data relating to the U.S. and foreign economies and securities markets. These data include projected growth trends in the U.S. and foreign economies, forecasts for interest rates and the relationship between short- and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity and fixed income markets and various segments within those markets, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends data relating to trade balances and labor information. The Fund’s asset allocation sub-adviser has the flexibility to reallocate the Fund’s assets among any or all of the Underlying Funds based on its ongoing analyses of the equity, fixed income and commodity markets, although these shifts are not expected to be large or frequent in nature. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issues than a diversified fund.

The Fund is a “fund of funds,” which is a term used to describe mutual funds that pursue their investment objective by investing in other mutual funds. The cost of investing in the Fund will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. By investing in the Fund, an investor will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Fund’s direct fees and expenses. In addition, the use of a fund of funds structure could affect the timing, amount and character of distributions to shareholders and may therefore increase the amount of taxes payable by shareholders. In addition to investing in the Underlying Funds, at the discretion of PIMCO and without shareholder approval, the Fund may invest in additional PIMCO Funds created in the future.

4	PIMCO Funds

PIMCO All Asset Fund (continued)

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect the net asset value, yield and total return of the Fund are:

• Allocation Risk	• Underlying Fund Risks	• Issuer Non-Diversification Risk

Among the principal risks of investing in the Underlying Funds, and consequently the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk • Variable Dividend Risk • Liquidity Risk • Derivatives Risk	• Commodity Risk • Equity Risk • Mortgage Risk • Foreign Investment Risk • European Concentration Risk • Real Estate Risk • Currency Risk	• Issuer Non-Diversification Risk • Leveraging Risk • Smaller Company Risk • Management Risk • California State-Specific Risk • New York State-Specific Risk • Tax Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks associated with the Underlying Funds and an investment in the Fund.

Performance Information

The Fund measures its performance against two benchmarks. The Fund’s primary benchmark is the Lehman Brothers U.S. TIPS 1–10 Year Index, which is an unmanaged market index comprised of all U.S. inflation-linked indexed securities with maturities of 1 to 10 years. The Fund’s secondary benchmark is created by adding 5% to the annual percentage change in the Consumer Price Index (“CPI”) (specifically, the CPI for all Urban Consumers). The CPI measures inflation as experienced by consumers in their day-to-day living expenses. Specifically, the CPI is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. The CPI is periodically determined by the U.S. Department of Labor, Bureau of Labor Statistics.

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.

The bar chart and the information to its right show performance of the Fund’s Class D shares. For periods prior to the inception date of Class D shares (4/30/03), performance information shown in the bar chart and table is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the actual 12b-1/service fees and other expenses paid by Class D shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Prospectus	5

PIMCO All Asset Fund (continued)

Calendar Year Total Returns — Class D	More Recent Return Information

	1/1/05–6/30/05	3.31%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (4/1/03–6/30/03)	6.05%

	Lowest (4/1/04–6/30/04)	-3.81%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/04)

	1 Year	Fund Inception (7/31/02)
Class D Return Before Taxes	11.10%	15.95%
Class D Return After Taxes on Distributions(1)	8.99%	13.91%
Class D Return After Taxes on Distributions and Sale of Fund Shares(1)	7.26%	12.51%
Lehman Brothers US TIPS 1-10 Year(2)	7.10%	8.22%
CPI + 500 Basis Points(3)	8.52%	7.52%
Lipper Flexible Portfolio Funds Average(4)	8.98%	11.81%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
(2)	Lehman Brothers U.S. TIPS 1-10 Year Index is an unmanaged market index comprised of U.S. Treasury Inflation Linked Indexed securities having a maturity of at least 1 year and less than 10 years. It is not possible to invest directly in such an unmanaged index.
(3)	The CPI + 500 Basis Points benchmark is created by adding 5% to the annual percentage change in the Consumer Price Index (“CPI”). This index reflects non-seasonably adjusted returns. The Consumer Price Index is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the U.S. Department of Labor Statistics. There can be no guarantee that the CPI or other indexes will reflect the exact level of inflation at any given time. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(4)	The Lipper Flexible Portfolio Funds Average is a total return performance average of Funds tracked by Lipper, Inc. that allocate their investments across various asset classes, including domestic common stocks, bond and money market instruments with a focus on total return. It is not possible to invest directly in the index. It does not reflect deductions for fees, expenses or taxes.

Fees and Expenses of the Fund

These tables describe the fees and expenses (including Underlying Fund fees) you may pay if you buy and hold Class D shares of the Fund:

Shareholder Fees (fees paid directly from your investment)(1)

Redemption Fee(2)	2.00%

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)	Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Underlying Fund Expenses(3)	Total Annual Fund Operating Expenses	Expense Reduction(4)	Net Fund Operating Expenses
Class D	0.20%	0.25%	0.45%	0.60%	1.50%	(0.04)%	1.46%

(1)	The Fund’s administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total fees paid under the administration agreement may be distribution and/or service (12b-1) fees. The Fund will pay a total of 0.70% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see “Management of the Funds—Investment Adviser and Administrator—Administrative Fees” for details. The Fund intends to treat any fees paid under the plan as “service fees” for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the “NASD”). To the extent that such fees are deemed not to be “service fees,” Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
(2)	“Other Expenses” reflect an administrative fee of 0.45% that is not reflected under Distribution and/or Service (12b-1) Fees.
(3)	Underlying Fund Expenses for the Fund are estimated based upon an allocation of the Fund’s assets among the Underlying Funds and upon the total annual operating expenses of the Institutional Class shares of these Underlying Funds. Underlying Fund expenses will vary with changes in the expenses of the Underlying Funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown above. For a listing of the expenses associated with each Underlying Fund for the most recent fiscal year, please see “Management of the Funds—Fund of Funds Fees.”
(4)	PIMCO has contractually agreed, for the Fund’s current fiscal year, to reduce its Advisory Fee to the extent that the Underlying Fund Expenses attributable to Advisory and Administrative Fees exceed 0.60% of the total assets invested in Underlying Funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples.  The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Year 1	Year 3	Year 5	Year 10
Class D	$153	$471	$818	$1,791

6	PIMCO Funds

[THIS PAGE INTENTIONALLY LEFT BLANK]

Prospectus	7

PIMCO All Asset All Authority Fund	Ticker Symbol: N/A (D Class)

Principal Investments and Strategies	Investment Objective Seeks maximum real return, consistent with preservation of real capital and prudent investment management Fund Category Real Return Strategy	Fund Focus Underlying PIMCO Funds Average Portfolio Duration Average of Funds held	Credit Quality Average of Funds held Dividend Frequency Declared and distributed quarterly

The Fund seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class shares of any other Fund of the Trust except the All Asset Fund. The PIMCO Funds in which the All Asset All Authority Fund invests are called Underlying Funds in this prospectus. The Fund invests its assets in shares of the Underlying Funds and does not invest directly in stocks or bonds of other issuers. Research Affiliates LLC, the Fund’s asset allocation sub-adviser, determines how the Fund allocates and reallocates its assets among the Underlying Funds. The asset allocation sub-adviser attempts to diversify the Fund’s assets broadly among the Underlying Funds. Please see the “Descriptions of the Underlying Funds” in this prospectus for information about the Underlying Funds’ investment styles and primary investments.

The Fund may invest in any or all of the Underlying Funds, but will not normally invest in every Underlying Fund at any particular time. The Fund’s investment in any particular Underlying Fund normally will not exceed 50% of its total assets. The Fund’s investment in the StocksPLUS Short Strategy Fund normally will not exceed 20% of its total assets. The Fund’s combined investments in the Fundamental IndexPLUS, Fundamental IndexPLUS TR, StocksPLUS, StocksPLUS Municipal-Backed and StocksPLUS Total Return Funds (“U.S. Stock Funds”) normally will not exceed 50% of its total assets. The Fund’s combined investments in the European StocksPLUS TR Strategy, Far East (ex-Japan) StocksPLUS TR Strategy, International StocksPLUS TR Strategy and Japanese StocksPLUS TR Strategy Funds (“Non-U.S. Stock Funds”) normally will not exceed 33 1/3% of its total assets. The Fund’s combined investments in the U.S. Stock Funds and Non-U.S. Stock Funds (less any investment in the StocksPLUS Short Strategy Fund) normally will not exceed 66 2/3% of its total assets. In addition, the Fund’s combined investments in the CommodityRealReturn Strategy, Real Return, Real Return II, Real Return Asset and RealEstateRealReturn Strategy Funds normally will not exceed 75% of its total assets.

The Fund’s assets are not allocated according to a predetermined blend of shares of the Underlying Funds. Instead, when making allocation decisions among the Underlying Funds, the Fund’s asset allocation sub-adviser considers various quantitative and qualitative data relating to the U.S. and foreign economies and securities markets. These data include projected growth trends in the U.S. and foreign economies, forecasts for interest rates and the relationship between short- and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity and fixed income markets and various segments within those markets, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends data relating to trade balances and labor information. The Fund’s asset allocation sub-adviser has the flexibility to reallocate the Fund’s assets among any or all of the Underlying Funds based on its ongoing analyses of the equity, fixed income and commodity markets, although these shifts are not expected to be large or frequent in nature.

The Fund may use leverage by borrowing for investment purposes. The Fund will borrow only from banks, and only when the value of the Fund’s assets, minus its liabilities other than borrowings, equals or exceeds 300% of the Fund’s total borrowings, including the proposed borrowing. If at any time this 300% coverage requirement is not met, the Fund will, within three business days, decrease its borrowings to the extent required. Borrowing requires the payment of interest and other loan costs. To make such payments, the Fund may be forced to sell portfolio securities when it is not otherwise advantageous to do so. At times when the Fund’s borrowings are substantial, the interest expense to the Fund may result in the Fund having little or no investment income. The use of leverage by borrowing creates the potential for greater gains to shareholders of the Fund during favorable market conditions and the risk of magnified losses during adverse market conditions. In addition, the Underlying Funds may engage in certain transactions that give rise to a form of leverage. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

The Fund is a “fund of funds,” which is a term used to describe mutual funds that pursue their investment objective by investing in other mutual funds. The cost of investing in the Fund will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. By investing in the Fund, an investor will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Fund’s direct fees and expenses. In addition, the use of a fund of funds structure could affect the timing, amount and character of distributions to shareholders and may therefore increase the amount of taxes payable by shareholders. In addition to investing in the Underlying Funds, at the discretion of PIMCO and without shareholder approval, the Fund may invest in additional PIMCO Funds created in the future.

8	PIMCO Funds

PIMCO All Asset All Authority Fund (continued)

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect the net asset value, yield and total return of the Fund are:

• Allocation Risk	• Underlying Fund Risks	• Issuer Non-Diversification Risk

Among the principal risks of investing in the Underlying Funds, and consequently the Fund, which could adversely affect the Fund’s net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk • Variable Dividend Risk • Liquidity Risk • Derivatives Risk • Commodity Risk	• Equity Risk • Mortgage Risk • Foreign Investment Risk • European Concentration Risk • Far Eastern Concentration Risk • Japanese Concentration Risk • Real Estate Risk • Currency Risk	• Issuer Non-Diversification Risk • Leveraging Risk • Smaller Company Risk • Management Risk • California State-Specific Risk • New York State-Specific Risk • Short Sale Risk • Tax Risk

Please see “Summary of Principal Risks” following the Fund Summary for a description of these and other risks associated with the Underlying Funds and an investment in the Fund.

Performance Information

The Fund measures its performance against two benchmarks. The Fund’s primary benchmark is the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500”). The S&P 500 is an unmanaged index composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks. The Fund is neither sponsored by nor affiliated with S&P. The Fund’s secondary benchmark is a benchmark created by adding 6.5% to the annual percentage change in the Consumer Price Index (“CPI”) (specifically, the CPI for All Urban Consumers). The CPI measures inflation as experienced by consumers in their day-to-day living expenses. Specifically, the CPI is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. The CPI is periodically determined by the U.S. Department of Labor, Bureau of Labor Statistics.

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risk of investing in the Fund by comparing the Fund’s average annual returns with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Institutional Class shares, which are not offered in this prospectus. Class D shares would have had substantially similar Annual Returns because the shares are invested in the same Underlying Funds. Annual Returns would differ only to the extent that the Institutional Class and Class D shares have different expenses. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Prospectus	9

PIMCO All Asset All Authority Fund (continued)

Calendar Year Total Returns — Institutional Class
	More Recent Return Information

	1/1/05–6/30/05	4.11%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (1st Qtr. ’04)	6.31%

	Lowest (2nd Qtr. ’04)	-4.79%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/04)

	1 Year	Fund Inception (10/31/03)
Institutional Class Return Before Taxes	11.89%	14.50%
Institutional Class Return After Taxes on Distributions(1)	9.37%	11.50%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	7.72%	10.59%
S&P 500 Index(2)	10.88%	14.98%
CPI + 650 Basis Points(3)	10.15%	9.28%
Lipper Flexible Portfolio Funds Average(4)	8.98%	11.94%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Class D shares will vary.
(2)	The Standard & Poor’s 500 Composite Stock Price Index is an unmanaged market index generally considered representative of the stock market as a whole. It is not possible to invest directly in the index. The Index does not reflect deductions for fees, expenses or taxes.
(3)	The CPI + 650 Basis Points benchmark is created by adding 6.5% to the annual percentage change in the Consumer Price Index (“CPI”). This index reflects non-seasonably adjusted returns. The Consumer Price Index is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the U.S. Department of Labor Statistics. There can be no guarantee that the CPI or other indexes will reflect the exact level of inflation at any given time. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(4)	The Lipper Flexible Portfolio Funds Average is a total return performance average of Funds tracked by Lipper, Inc. that allocate their investments across various asset classes, including domestic common stocks, bond and money market instruments with a focus on total return. It is not possible to invest directly in the index. It does not reflect deductions for fees, expenses or taxes.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class D shares of the Fund:

Shareholder Fees (fees paid directly from your investment)(1)

Redemption Fee(2)	2.00%

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)	Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(1)

	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(2)	Underlying Fund Expenses(3)	Total Annual Fund Operating Expenses
Class D	0.25%	0.90%	0.46%	2.10%	1.65%

(1)	The Fund’s administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total fees paid under the administration agreement may be distribution and/or service (12b-1) fees. The Fund will pay a total of 0.70% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see “Management of the Funds-Investment Adviser and Administrator-Administrative Fees” for details. The Fund intends to treat any fees paid under the plan as “service fees” for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the “NASD”). To the extent that such fees are deemed not to be “service fees,” Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
(2)	“Other Expenses” reflect an administrative fee of 0.45% that is not reflected under Distribution and/or Service (12b-1) Fees and estimated interest expense of 0.469%.
(3)	Underlying Fund Expenses for the Fund are estimated based upon an allocation of the Fund’s assets among the Underlying Funds and upon the total annual operating expenses of the Institutional Class shares of these Underlying Funds. Underlying Fund expenses will vary with changes in the expenses of the Underlying Funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown above. For a listing of the expenses associated with each Underlying Fund for the most recent fiscal year, please see the Annual Underlying Fund Expenses table in this prospectus. PIMCO has contractually agreed, for the Fund’s current fiscal year, to reduce its Advisory Fee to the extent that the Underlying Fund Expenses attributable to Advisory and Administrative Fees exceed 0.69% of the total assets invested in Underlying Funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples.  The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3
Class D	$213	$658

10	PIMCO Funds

[THIS PAGE INTENTIONALLY LEFT BLANK]

Prospectus	11

PIMCO CommodityRealReturn Strategy Fund	Ticker Symbol: PCRDX (D Class)

Principal Investments and Strategies	Investment Objective Seeks maximum real return consistent with prudent investment management Fund Category Real Return Strategy	Fund Focus Commodity-linked derivative instruments backed by a portfolio of inflation-indexed and other fixed income securities Average Portfolio Duration 0–10 years	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared and distributed quarterly

The Fund seeks to achieve its investment objective by investing under normal circumstances in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other Fixed Income Instruments. The Fund may invest in commodity-linked derivative instruments, including swap agreements, commodity options, futures, options on futures and commodity-linked notes. The Fund invests in commodity-linked derivative instruments that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities. Commodities are assets that have tangible properties, such as oil, metals, and agricultural products. The value of commodity-linked derivative instruments may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments. The Fund may also invest in common and preferred stocks as well as convertible securities of issuers in commodity-related industries.

The Fund typically will seek to gain exposure to the commodity markets by investing in commodity swap agreements. In a typical commodity swap agreement, the Fund will receive the price appreciation (or depreciation) of a commodity index, a portion of an index, or a single commodity, from the counterparty to the swap agreement in exchange for paying the counterparty an agreed-upon fee. Assets not invested in commodity-linked derivative instruments may be invested in inflation-indexed securities and other Fixed Income Instruments, including derivative Fixed Income Instruments. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

The average portfolio duration of the fixed income portion of this Fund will vary based on PIMCO’s forecast for interest rates and under normal market conditions is not expected to exceed ten years. The Fund may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy back or dollar rolls).

Principal Risks

Under certain conditions, generally in a market where the value of both commodities and fixed income securities are declining, the Fund may experience substantial losses. Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Commodity Risk • Mortgage Risk • Foreign Investment Risk	• Currency Risk • Issuer Non-Diversification Risk • Leveraging Risk • Management Risk • Tax Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.

The bar chart and the information to its right show performance of the Fund’s Class D shares. For periods prior to the inception date of Class D shares (11/29/02), performance information shown in the bar chart and table is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the actual 12b-1/service fees and other expenses paid by Class D shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

12	PIMCO Funds

PIMCO CommodityRealReturn Strategy Fund (continued)

Calendar Year Total Returns — Class D	More Recent Return Information

	1/1/05–6/30/05	7.72%

	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (1/1/04–3/31/04)	16.59%

	Lowest (4/1/04–6/30/04)	-7.43%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/04)

	1 Year	Fund Inception (6/28/02)(4)
Class D Return Before Taxes	15.75%	27.92%
Class D Return After Taxes on Distributions(1)	13.19%	23.85%
Class D Return After Taxes on Distributions and Sale of Fund Shares(1)	10.23%	21.67%
Dow Jones – AIG Commodity Total Return Index(2)	9.15%	17.90%
Lipper Specialty Diversified Equity Funds Avg.(3)	0.87%	-3.91%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
(2)	The Dow Jones - AIG Commodity Total Return Index is an unmanaged index composed of futures contracts on 20 physical commodities and is designed to be a highly liquid and diversified benchmark for commodities as an asset class. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper Specialty Diversified Equity Funds Average is a total return performance average of Funds tracked by Lipper, Inc, that, by portfolio practice, invest in all market capitalization ranges without restriction. These funds typically have distinctly different strategies and performance, resulting in a low coefficient of determination (r-squared) compared to other U.S. diversified equity funds. It does not reflect deductions for fees, expenses or taxes.
(4)	The Fund began operations on 6/28/02. Index comparisons began on 6/30/02.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class D shares of the Fund:

Shareholder Fees (fees paid directly from your investment)(1)

Redemption Fee(2)	2.00%

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)	Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses
Class D	0.49%	0.25%	0.50%	1.24%

(1)   The Fund’s administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total fees paid under the administration agreement may be distribution and/or service (12b-1) fees. The Fund will pay a total of 0.75% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see “Management of the Funds—Investment Adviser and Administrator—Administrative Fees” for details. The Fund intends to treat any fees paid under the plan as “service fees” for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the “NASD”). To the extent that such fees are deemed not to be “service fees,” Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.

(2) “Other Expenses” reflect an administrative fee of 0.50% that is not reflected under Distribution and/or Service (12b-1) Fees.

Examples.  The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Year 1	Year 3	Year 5	Year 10
Class D	$126	$393	$681	$1,500

Prospectus	13

PIMCO Fundamental IndexPLUS TR Fund	Ticker Symbol: N/A (D Class)

Principal Investments and Strategies	Investment Objective Seeks total return which exceeds that of the S&P 500 Fund Category Equity-Related	Fund Focus Research Affiliates Fundamental 1000 Index derivatives backed by a portfolio of short and intermediate maturity fixed income securities Average Portfolio Duration 1–6 years	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared and distributed quarterly

The Fund seeks to exceed the total return of the S&P 500 by investing under normal circumstances substantially all of its assets in Research Affiliates Fundamental 1000 Index (“RA Fundamental 1000 Index”) derivatives, backed by a portfolio of short and intermediate-term Fixed Income Instruments. The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund uses RA Fundamental 1000 Index derivatives in addition to or in place of RA Fundamental 1000 Index stocks to attempt to equal or exceed the performance of the S&P 500. The values of RA Fundamental 1000 Index derivatives closely track changes in the value of the index. However, RA Fundamental 1000 Index derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. PIMCO actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund’s total return, subject to an overall portfolio duration which normally varies within a one- to six-year timeframe based on PIMCO’s forecast for interest rates.

The RA Fundamental 1000 Index is composed of the 1000 largest publicly-traded U.S. companies. Unlike other indexes, which are frequently comprised of stocks weighted according to their market capitalization, the RA Fundamental 1000 Index is weighted by a combination of normalized sales, normalized cash flow, book values and, if applicable, normalized dividends. The RA Fundamental 1000 Index was created by Research Affiliates LLC and is based upon a proprietary fundamental indexation concept. Indexes based on market capitalization, such as the S&P 500, generally overweight stocks which are overvalued, and underweight stocks which are undervalued. Indexes based on fundamental factors however, such as the RA Fundamental 1000 Index, seek to avoid this problem by weighting stocks based on variables that do not depend on the fluctuations of market valuation. PIMCO, as investment adviser to the Fund, has entered into a licensing agreement with Research Affiliates to provide the composition and weighting of the stocks in the RA Fundamental 1000 Index to PIMCO for purposes of managing the Fund. The Fund seeks to remain invested in RA Fundamental 1000 Index derivatives or RA Fundamental 1000 Index stocks even when the Index is declining.

The Fund typically will seek to gain exposure to the RA Fundamental 1000 Index by investing in total return index swap agreements. In a typical swap agreement, the Fund will receive the price appreciation (or depreciation) on the Index from the counterparty to the swap agreement in exchange for paying the counterparty an agreed upon fee. Because the RA Fundamental 1000 Index is a proprietary index, there may be a limited number of counterparties willing or able to serve as counterparties to a swap agreement. If such swap agreements are not available, the Fund may invest in other derivative instruments, “baskets” of stocks, or individual securities to replicate the performance of the RA Fundamental 1000 Index.

Though the Fund does not normally invest directly in RA Fundamental 1000 Index securities, when RA Fundamental 1000 Index derivatives appear to be overvalued relative to the Index, the Fund may invest all of its assets in a “basket” of RA Fundamental 1000 Index stocks. Individual stocks are selected based on an analysis of the historical correlation between the return of every RA Fundamental 1000 Index stock and the return on the Index itself. PIMCO will employ fundamental analysis of factors such as earnings and earnings growth, price to earnings ratio, dividend growth, and cash flows to choose among stocks that satisfy the correlation tests. The Fund also may invest in exchange traded funds, such as Standard & Poor’s Depositary Receipts.

Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

14	PIMCO Funds

PIMCO Fundamental IndexPLUS TR Fund (continued)

Principal Risks

Under certain conditions, generally in a market where the value of both RA Fundamental 1000 Index derivatives and fixed income securities are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of RA Fundamental 1000 Index stocks. Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Equity Risk • Mortgage Risk • Foreign Investment Risk	• Currency Risk • Leveraging Risk • Management Risk • Index

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The Fund does not have a full calendar year of performance. Thus, no bar chart or annual returns table is included for the Fund.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class D shares of the Fund:

Shareholder Fees (fees paid directly from your investment)(1)

Redemption Fee(2)	2.00%

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)	Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees(1)	Distribution and/or Service (12b-1) Fees(2)	Other Expenses(3)	Total Annual Fund Operating Expenses	Fee/Expense Reduction(4)	Net Fund Operating Expenses
Class D	0.54%	0.25%	0.41%	1.20%	0.06%	1.14%

(1)	PIMCO has contractually agreed, until 03/31/07, to waive a portion of its Advisory Fee equal to 0.05% of average daily net assets.
(2)	The Fund’s administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total fees paid under the administration agreement may be distribution and/or service (12b-1) fees. The Fund will pay a total of 0.65% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see “Management of the Funds—Investment Adviser and Administrator—Administrative Fees” for details. The Fund intends to treat any fees paid under the plan as “service fees” for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the “NASD”). To the extent that such fees are deemed not to be “service fees,” Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
(3)	”Other Expenses”, which are based on estimated amounts for the initial fiscal year, reflects an administrative fee of 0.40% and organizational expenses.
(4)	PIMCO has contractually agreed, for the Fund’s current fiscal year (3/31), to waive its administrative fee, or reimburse the Fund, to the extent that, due to organizational expenses and/or the payment of the Fund’s pro rata share of Trustees’ fees, the total fund operating expenses exceed 1.1449% of the Fund’s average net assets attributable to Class D shares. Under the Expense Limitation Agreement, which renews annually for a full fiscal year unless terminated by PIMCO upon at least 30 days’ notice prior to fiscal year-end, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples. The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Year 1	Year 3
Class D	$116	$362

Prospectus	15

PIMCO International StocksPLUS TR Strategy Fund	Ticker Symbol: PIPDX (D Class)

Principal Investments and Strategies	Investment Objective Seeks total return which exceeds that of its benchmark index consistent with prudent investment management Fund Category Equity-Related	Fund Focus Non-U.S. equity derivatives hedged to U.S. dollars backed by a portfolio of fixed income securities Average Collateral Fixed Income Duration 1–6 years	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared and distributed quarterly

The Fund seeks to exceed the total return of its benchmark index by investing under normal circumstances substantially all of its assets in non-U.S. equity derivatives, backed by a portfolio of Fixed Income Instruments. At least 75% of the Fund’s total assets will be hedged to U.S. dollars or invested in U.S. dollar-denominated investments. The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund’s benchmark index is the Morgan Stanley Capital International Europe Australia Far East “EAFE” Index, hedged to U.S. dollars (the “Index”). The Fund uses equity derivatives in addition to or in place of stocks to attempt to equal or exceed the performance of the Index. The value of equity derivatives should closely track changes in the value of underlying securities or indices. However, derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. PIMCO actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund’s total return, subject to an overall portfolio duration which normally varies within a one- to six-year timeframe based on PIMCO’s forecast for interest rates.

The Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the United States and Canada. The Fund is neither sponsored by nor affiliated with the Index. The Fund seeks to remain invested in equity derivatives and/or stocks even when the Index is declining. The Fund may invest in non-U.S. equities or non-U.S. equity derivatives that do not comprise the Index.

The Fund does not normally invest directly in stocks. However, when equity derivatives appear to be overvalued, the Fund may invest some or all of its assets in stocks. PIMCO may employ fundamental analysis of factors such as earnings and earnings growth, price to earnings ratio, dividend growth, and cash flows to choose among stocks. The Fund also may invest in exchange traded funds. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. With respect to the Fund’s fixed income investments, the Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers.

Principal Risks

Under certain conditions, generally in a market where the value of both Index derivatives and fixed income securities are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of stocks comprising the Index. Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Equity Risk • Mortgage Risk • Foreign Investment Risk	• Currency Risk • Issuer Non-Diversification Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risk of investing in the Fund by comparing the Fund’s average annual returns with the returns of a broad-based securities market index and an index of similar funds.

The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Class D shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

16	PIMCO Funds

PIMCO International StocksPLUS TR Strategy Fund (continued)

Fees and Expenses of the Fund

Calendar Year Total Returns — Class D	More Recent Return Information

	1/1/05–6/30/05	7.71%

	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (10/1/04–12/31/04)	7.19%

	Lowest (7/1/04–9/30/04)	0.30%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/04)

	1 Year	Fund Inception (10/30/03)(4)
Class D Return Before Taxes	13.43%	16.15%
Class D Return After Taxes on Distributions(1)	8.78%	11.35%
Class D Return After Taxes on Distributions and Sale of Fund Shares(1)	8.97%	11.07%
MSCI EAFE Hedged USD Index(2)	12.01%	13.88%
Lipper International Multi-Cap Core Funds Avg.(3)	18.56%	24.85%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
(2)	The MSCI EAFE Hedged USD Index is an unmanaged index of issuers in countries of Europe, Australia and the Far East represented in U.S. Dollars on a hedged basis. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper International Multi-Cap Growth Funds Average is a total return performance average of Funds tracked by Lipper, Inc. that invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time and typically have 25% to 75% of their assets invested in companies strictly outside of the U.S. with market capitalizations (on a three-year weighted basis) greater than the 250th-largest company in the S&P/Citigroup World ex-U.S. Broad Market Index. It is not possible to invest directly in the index. It does not reflect deductions for fees, expenses or taxes.
(4)	The Fund began operations on 10/30/03. Index comparisons began on 10/31/03.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class D shares of the Fund:

Shareholder Fees (fees paid directly from your investment)(1)

Redemption Fee(2)	2.00%

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)	Shares that are held less than 60 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses
Class D	0.55%	0.25%	0.55%	1.35%

(1)	The Fund’s administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total fees paid under the administration agreement may be distribution and/or service (12b-1) fees. The Fund will pay a total of 0.80% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see “Management of the Funds—Investment Adviser and Administrator—Administrative Fees” for details. The Fund intends to treat any fees paid under the plan as “service fees” for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the “NASD”). To the extent that such fees are deemed not to be “service fees,” Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
(2)	”Other Expenses” reflect an administrative fee of 0.55% that is not reflected under Distribution and/or Service (12b-1) Fees.

Examples.  The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Year 1	Year 3	Year 5	Year 10
Class D	$137	$428	$739	$1,624

Prospectus	17

PIMCO Real Return Fund	Ticker Symbol: PRRDX (D Class)

Principal Investments and Strategies	Investment Objective Seeks maximum real return, consistent with preservation of real capital and prudent investment management Fund Category Real Return Strategy	Fund Focus Inflation-indexed fixed income securities Average Portfolio Duration See description below	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared daily and distributed monthly

The Fund seeks its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. government and non-U.S. governments, their agencies or instrumentalities, and corporations. Assets not invested in inflation-indexed bonds may be invested in other types of Fixed Income Instruments. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond’s principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. “Real return” equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure. The average portfolio duration of this Fund normally varies within three years (plus or minus) of the real duration of the Lehman Brothers U.S. TIPS Index, which as of June 30, 2005 was 6.9 years. For these purposes, in calculating the Fund’s average portfolio duration, PIMCO includes the real duration of inflation-indexed portfolio securities and the nominal duration of non-inflation-indexed portfolio securities.

The Fund invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund also may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage Risk • Foreign Investment Risk	• Currency Risk • Issuer Non-Diversification Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.

The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Class D shares. For periods prior to the inception date of Class D shares (4/8/98), performance information shown in the bar chart and table is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the actual 12b-1/service fees and other expenses paid by Class D shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

18	PIMCO Funds

PIMCO Real Return Fund (continued)

Calendar Year Total Returns — Class D	More Recent Return Information

	1/1/05–6/30/05	2.38%

	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (7/1/02–9/30/02)	7.58%

	Lowest (4/1/04–6/30/04)	-3.07%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/04)

	1 Year	5 Years	Fund Inception (1/29/97)(4)
Class D Return Before Taxes	8.70%	10.85%	8.55%
Class D Return After Taxes on Distributions(1)	6.45%	8.26%	6.02%
Class D Return After Taxes on Distributions and Sale of Fund Shares(1)	5.70%	7.79%	5.79%
Lehman Brothers U.S. TIPS Index(2)	8.46%	10.85%	7.89%
Lipper Treasury Inflation-Protected Securities Average(3)	7.75%	10.28%	8.07%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
(2)	Lehman Brothers U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to 10/97 represents returns of the Lehman Inflation Notes Index. It is not possible to invest directly in the index. The index does not reflect deduction for fees, expenses or taxes.
(3)	The Lipper Specialty Diversified Equity Funds Average is a total return performance average of Funds tracked by Lipper, Inc. that, by portfolio practice, invest in all market capitalization ranges without restriction. These funds typically have distinctly different strategies and performance, resulting in a low coefficient of determination (r-squared) compared to other U.S. diversified equity funds. It does not reflect deductions for fees, expenses or taxes.
(4)	The Fund began operations on 1/29/97. Index comparisons began on 1/31/97.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class D shares of the Fund:

Shareholder Fees (fees paid directly from your investment)(1)

Redemption Fee(2)	2.00%

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)	Shares that are held less than 7 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses
Class D	0.25%	0.25%	0.40%	0.90%

(1)   The Fund’s administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total fees paid under the administration agreement may be distribution and/or service (12b-1) fees. The Fund will pay a total of 0.65% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see “Management of the Funds—Investment Adviser and Administrator—Administrative Fees” for details. The Fund intends to treat any fees paid under the plan as “service fees” for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the “NASD”). To the extent that such fees are deemed not to be “service fees,” Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.

(2)   “Other Expenses” reflect an administrative fee of 0.40% that is not reflected under Distribution and/or Service (12b-1) Fees.

Examples.  The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Year 1	Year 3	Year 5	Year 10
Class D	$92	$287	$498	$1,108

Prospectus	19

PIMCO RealEstateRealReturn Strategy Fund	Ticker Symbol: PETDX (D Class)

Principal Investments and Strategies	Investment Objective Seeks maximum real return consistent with prudent investment management Fund Category Real Return Strategy	Fund Focus Real estate-linked derivatives backed by a portfolio of inflation indexed and other fixed income securities Average Collateral Fixed Income Duration 0–10 years	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared and distributed quarterly

The Fund seeks to achieve its investment objective by investing under normal circumstances in real estate-linked derivative instruments backed by a portfolio of inflation-indexed securities and other Fixed Income Instruments. The Fund may invest in real estate-linked derivative instruments, including swap agreements, options, futures, options on futures and structured notes. The value of real estate-linked derivative instruments may be affected by risks similar to those associated with direct ownership of real estate. Real estate values can fluctuate due to losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, property tax rates, regulatory limitations on rents, zoning laws and operating expenses. The Fund may invest directly in real estate investment trusts (“REIT”) and in common and preferred stocks as well as convertible securities of issuers in real estate-related industries. The Fund may also invest in exchange traded funds.

The Fund typically will seek to gain exposure to the real estate market by investing in REIT total return swap agreements. In a typical REIT swap agreement, the Fund will receive the price appreciation (or depreciation) of a REIT index or portion of an index, from the counterparty to the swap agreement in exchange for paying the counterparty an agreed-upon fee. Investments in REIT swap agreements may be susceptible to additional risks, similar to those associated with direct investment in REITs, including changes in the value of underlying properties, defaults by borrowers or tenants, revisions to the Internal Revenue Code of 1986, as amended (the “Code”), changes in interest rates and poor performance by those managing the REITs. Assets not invested in real estate-linked derivative instruments may be invested in inflation-indexed securities and other Fixed Income Instruments, including derivative Fixed Income Instruments. In addition, Index derivatives may be purchased with a fraction of the assets that would be needed to purchase the securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

The average portfolio duration of the fixed income portion of this Fund will vary based on PIMCO’s forecast for interest rates and under normal market conditions is not expected to exceed ten years. The Fund may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buybacks or dollar rolls).

Principal Risks

Under certain conditions, generally in a market where the value of both real estate derivatives and fixed income securities are declining, the Fund may experience substantial losses. Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage Risk • Foreign Investment Risk • Real Estate Risk	• Currency Risk • Issuer Non-Diversification Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risk of investing in the Fund by comparing the Fund’s average annual returns with the returns of a broad-based securities market index and an index of similar funds.

The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Class D shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

20	PIMCO Funds

PIMCO RealEstateRealReturn Strategy Fund (continued)

Calendar Year Total Returns — Class D
	More Recent Return Information

	1/1/05–6/30/05	8.09%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (10/1/04–12/31/04)	18.56%

	Lowest (4/1/04-6/30/04)	-9.66%
Calendar Year End (12/31)

Average Annual Total Returns (for periods ended 12/31/04)

	1 Year	Fund Inception (10/30/03)(4)
Class D Return Before Taxes	41.59%	45.54%
Class D Return After Taxes on Distributions(1)	26.27%	29.24%
Class D Return After Taxes on Distributions and Sale of Fund Shares(1)	26.81%	29.20%
Dow Jones Wilshire Real Estate Investment Trust Index(2)	33.17%	36.12%
Lipper Real Estate Funds Average(3)	32.07%	35.46%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for Class B and Class C shares will vary.
(2)	The Dow Jones Wilshire Real Estate Investment Trust Index, a subset of the Wilshire Real Estate Securities Index (WRESI), is an unmanaged index composed of U.S. publicly traded Real Estate Investment Trusts. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper Real Estate Funds Average is a total return performance average of Funds tracked by Lipper, Inc, that invests primarily in equity securities of domestic and foreign companies engaged in the real estate industry. It does not reflect deductions for fees, expenses or taxes.
(4)	The Fund began operations on 10/30/03. Index comparisons began on 10/31/03.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class D shares of the Fund:

Shareholder fees (fees paid directly from your investment)(1)

Redemption Fee(2)	2.00%

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)	Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses
Class D	0.49%	0.25%	0.50%	1.24%

(1)	The Fund’s administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total fees paid under the administration agreement may be distribution and/or service (12b-1) fees. The Fund will pay a total of 0.75% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see “Management of the Funds—Investment Adviser and Administrator—Administrative Fees” for details. The Fund intends to treat any fees paid under the plan as “service fees” for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the “NASD”). To the extent that such fees are deemed not to be “service fees,” Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
(2)	“Other Expenses,” reflect an administrative fee of 0.50% that is not reflected under Distribution and/or Service (12b-1) Fees.

Examples.  The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Year 1	Year 3	Year 5	Year 10
Class D	$126	$393	$681	$1,500

Prospectus	21

PIMCO StocksPLUS Fund	Ticker Symbol: PSPDX (D Class)

Principal Investments and Strategies	Investment Objective Seeks total return which exceeds that of the S&P 500 Fund Category Equity-Related	Fund Focus S&P 500 stock index derivatives backed by a portfolio of short-term fixed income securities Average Portfolio Duration 0–1 year	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared and distributed quarterly

The Fund seeks to exceed the total return of the S&P 500 by investing under normal circumstances substantially all of its assets in S&P 500 derivatives, backed by a portfolio of Fixed Income Instruments. The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund uses S&P 500 derivatives in addition to or in place of S&P 500 stocks to attempt to equal or exceed the performance of the S&P 500. The value of S&P 500 derivatives closely track changes in the value of the index. However, S&P 500 derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. PIMCO actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund’s total return, subject to an overall portfolio duration which is normally not expected to exceed one year.

The S&P 500 is composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks. The Fund is neither sponsored by nor affiliated with S&P. The Fund seeks to remain invested in S&P 500 derivatives or S&P 500 stocks even when the S&P 500 is declining.

Though the Fund does not normally invest directly in S&P 500 securities, when S&P 500 derivatives appear to be overvalued relative to the S&P 500, the Fund may invest all of its assets in a “basket” of S&P 500 stocks. Individual stocks are selected based on an analysis of the historical correlation between the return of every S&P 500 stock and the return on the S&P 500 itself. PIMCO may employ fundamental analysis of factors such as earnings and earnings growth, price to earnings ratio, dividend growth, and cash flows to choose among stocks that satisfy the correlation tests. The Fund also may invest in exchange traded funds based on the S&P 500, such as Standard & Poor’s Depositary Receipts.

Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

Principal Risks

Under certain conditions, generally in a market where the value of both S&P 500 derivatives and fixed income securities are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of S&P 500 stocks. Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Equity Risk • Mortgage Risk	• Foreign Investment Risk • Currency Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risk of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.

The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Class D shares. For the period prior to the inception date of Class D shares (4/8/98), performance information shown in the bar chart and table is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the actual 12b-1/service fees and other expenses paid by Class D shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

22	PIMCO Funds

PIMCO StocksPLUS Fund (continued)

Calendar Year Total Returns — Class D Calendar Year End (through 12/31)
	More Recent Return Information

	1/1/05–6/30/05	-1.69%

	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (10/1/98–12/31/98)	21.17%

	Lowest (7/1/02–9/30/02)	-16.90%

Average Annual Total Returns (for periods ended 12/31/04)

	1 Year	5 Years	10 Years
Class D Return Before Taxes	10.11%	-1.96%	12.12%
Class D Return After Taxes on Distributions(1)	7.33%	-3.61%	7.77%
Class D Return After Taxes on Distributions and Sale of Fund Shares (1)	6.47%	-2.57%	7.98%
S&P 500 Index(2)	10.88%	-2.30%	12.07%
Lipper Large-Cap Core Fund Average(3)	7.80%	-3.35%	10.07%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
(2)	The Standard & Poor’s 500 Composite Stock Price Index is an unmanaged market index generally considered representative of the stock market as a whole. It is not possible to invest directly in the index. The Index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper Large-Cap Core Fund Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. It does not reflect deductions for fees, expenses or taxes.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class D shares of the Fund:

Shareholder Fees (fees paid directly from your investment)(1)

Redemption Fee(2)	2.00%

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)	Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses
Class D	0.40%	0.25%	0.40%	1.05%

(1)   The Fund’s administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total fees paid under the administration agreement may be distribution and/or service (12b-1) fees. The Fund will pay a total of 0.65% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see “Management of the Funds—Investment Adviser and Administrator—Administrative Fees” for details. The Fund intends to treat any fees paid under the plan as “service fees” for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the “NASD”). To the extent that such fees are deemed not to be “service fees,” Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.

(2) “Other Expenses” reflect an administrative fee of 0.40% that is not reflected under Distribution and/or Service (12b-1) Fees.

Examples. The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Year 1	Year 3	Year 5	Year 10
Class D	$107	$334	$579	$1,283

Prospectus	23

PIMCO StocksPLUS Total Return Fund	Ticker Symbol: PSTDX (D Class)

Principal Investments and Strategies	Investment Objective Seeks total return which exceeds that of the S&P 500 Fund Category Equity-Related	Fund Focus S&P 500 stock index derivatives backed by a portfolio of short and intermediate maturity fixed income securities Average Portfolio Duration 1–6 years	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared and distributed quarterly

The Fund seeks to exceed the total return of the S&P 500 by investing under normal circumstances substantially all of its assets in S&P 500 derivatives, backed by a portfolio of Fixed Income Instruments. The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund uses S&P 500 derivatives in addition to or in place of S&P 500 stocks to attempt to equal or exceed the performance of the S&P 500. The value of S&P 500 derivatives closely track changes in the value of the index. However, S&P 500 derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. PIMCO actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund’s total return, subject to an overall portfolio duration which normally varies within a one- to six-year timeframe based on PIMCO’s forecast for interest rates.

The S&P 500 is composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks. The Fund is neither sponsored by nor affiliated with S&P. The Fund seeks to remain invested in S&P 500 derivatives or S&P 500 stocks even when the S&P 500 is declining.

Though the Fund does not normally invest directly in S&P 500 securities, when S&P 500 derivatives appear to be overvalued relative to the S&P 500, the Fund may invest all of its assets in a “basket” of S&P 500 stocks. Individual stocks are selected based on an analysis of the historical correlation between the return of every S&P 500 stock and the return on the S&P 500 itself. PIMCO may employ fundamental analysis of factors such as earnings and earnings growth, price to earnings ratio, dividend growth, and cash flows to choose among stocks that satisfy the correlation tests. The Fund also may invest in exchange traded funds based on the S&P 500, such as Standard & Poor’s Depositary Receipts.

Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

Principal Risks

Under certain conditions, generally in a market where the value of both S&P 500 derivatives and fixed income securities are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of S&P 500 stocks. Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Equity Risk • Mortgage Risk	• Foreign Investment Risk • Currency Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Class D shares. For the period prior to the inception date of Class D shares (7/31/03), performance information shown in the bar chart and table is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the actual 12b-1/service fees and other expenses paid by Class D shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

24	PIMCO Funds

PIMCO StocksPLUS Total Return Fund (continued) Calendar Year Total Returns — Class D
	More Recent Return Information

	1/1/05–6/30/05	0.53%

	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (4/1/03–6/30/03)	17.22%

	Lowest (1/1/03—3/31/03)	-2.82%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/04)

	1 Year	Fund Inception (6/28/02)(5)
Class D Return Before Taxes	13.11%	14.06%
Class D Return After Taxes on Distributions(1)	11.99%	13.02%
Class D Return After Taxes on Distributions and Sale of Fund Shares(1)	8.92%	11.61%
S&P 500 Index(2)	10.88%	10.36%
Lipper Large-Cap Core Fund Average(3)	7.80%	7.88%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for Class B and Class C shares will vary.
(2)	The Standard & Poor’s 500 Composite Stock Price Index is an unmanaged market index generally considered representative of the stock market as a whole. It is not possible to invest directly in the index. The Index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper Large-Cap Core Fund Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. It does not reflect deductions for fees, expenses or taxes.
(4)	The Fund began operations on 6/28/02. Index comparisons began on 6/30/02.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class D shares of the Fund:

Shareholder Fees (fees paid directly from your investment)(1)

Redemption Fee(2)	2.00%

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)	Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(1)

	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses
Class D	0.49%	0.25%	0.45%	1.19%

(1)	The Fund’s administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total fees paid under the administration agreement may be distribution and/or service (12b-1) fees. The Fund will pay a total of 0.70% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see “Management of the Funds—Investment Adviser and Administrator—Administrative Fees” for details. The Fund intends to treat any fees paid under the plan as “service fees” for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the “NASD”). To the extent that such fees are deemed not to be “service fees,” Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
(2)	“Other Expenses” reflect an administrative fee of 0.45% that is not reflected under Distribution and/or Service (12b-1) Fees.

Examples. The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Year 1	Year 3	Year 5	Year 10
Class D	$121	$378	$654	$1,443

Prospectus	25

Summary of Principal Risks

The value of your investment in a Fund changes with the values of that Fund’s investments. Many factors can affect those values. The factors that are most likely to have a material effect on a particular Fund’s portfolio as a whole are called “principal risks.” The principal risks of each Fund are identified in the Fund Summaries and are described in this section. Each Fund may be subject to additional risks other than those described below because the types of investments made by a Fund can change over time. Securities and investment techniques mentioned in this summary that appear in bold type are described in greater detail under “Characteristics and Risks of Securities and Investment Techniques.” That section and “Investment Objectives and Policies” in the Statement of Additional Information also include more information about the Funds, their investments and the related risks. There is no guarantee that a Fund will be able to achieve its investment objective. It is possible to lose money by investing in a Fund.

Interest Rate Risk

As nominal interest rates rise, the value of fixed income securities held by a Fund is likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Inflation-indexed securities, including Treasury Inflation-Protected Securities (“TIPS”), decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.

Credit Risk

A Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. Municipal bonds are subject to the risk that litigation, legislation or other political events, local business or economic condition, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest.

High Yield Risk

Funds that invest in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) may be subject to greater levels of interest rate, credit and liquidity risk than Funds that do not invest in such securities. High yield securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for high yield securities and reduce a Fund’s ability to sell its high yield securities (liquidity risk). If the issuer of a security is in default with respect to interest payments or principal payments, a Fund may lose its entire investment.

Market Risk

The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Equity securities generally have greater price volatility than fixed income securities.

Issuer Risk

The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Liquidity Risk

Liquidity risk exists when particular investments are difficult to purchase or sell. A Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Funds with principal investment strategies that involve foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Derivatives Risk

Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The various derivative instruments that the Funds may use are referenced under “Characteristics and Risks of Securities and Investment Techniques—Derivatives” in this prospectus and described in more detail under “Investment Objectives and Policies” in the Statement of Additional Information. The Funds typically use derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Funds may also

26	PIMCO Funds

use derivatives for leverage, in which case their use would involve leveraging risk. A Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, interest rate risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. A Fund investing in a derivative instrument could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Commodity Risk

A Fund’s investments in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Equity Risk

The values of equity securities may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

Mortgage Risk

A Fund that purchases mortgage-related securities is subject to certain additional risks. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. This is known as contraction risk.

Foreign (Non-U.S.) Investment Risk

A Fund that invests in foreign securities may experience more rapid and extreme changes in value than a Fund that invests exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect a Fund’s investments in a foreign country. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in foreign securities. Adverse conditions in a certain region can adversely affect securities of other countries whose economies appear to be unrelated. To the extent that a Fund invests a significant portion of its assets in a concentrated geographic area like Eastern Europe or Asia, the Fund will generally have more exposure to regional economic risks associated with foreign investments.

European Concentration Risk

When a Fund holds or obtains exposure to European securities or indices of securities, it may be affected significantly by economic, regulatory or political developments affecting European issues. All countries in Europe may be significantly affected by fiscal and monetary controls implemented by the European Economic and Monetary Union. Eastern European markets are relatively undeveloped and may be particularly sensitive to economic and political events affecting those countries.

Far Eastern (excluding Japan) Concentration Risk

A Fund that holds or obtains exposure to Far Eastern (excluding Japanese) securities or indices of securities may be affected significantly by economic, regulatory or political developments affecting Far Eastern issuers. The economies and financial markets of many Far Eastern countries have been erratic in recent years, and several countries’ currencies have fluctuated dramatically in value relative to the U.S. dollar. The trading volume on some Far Eastern stock exchanges is much lower than in the United States, making the securities of issuers traded thereon less liquid and more volatile than similar U.S. securities. Politically, several Far Eastern countries are still developing and could de-stabilize. In addition, it is possible that governments in the region could take action adverse to Far Eastern issuers, such as nationalizing industries or restricting the flow of money in and out of their countries.

Prospectus	27

Japanese Concentration Risk

A Fund that holds or obtains exposure to Japanese securities or indices of securities may be affected significantly by economic, regulatory or political developments affecting Japanese issuers. The Japanese economy, after achieving high growth in the 1980s, faltered dramatically in the 1990s, and it continues to languish. The Japanese government has not dealt effectively with high tax and unemployment rates, unstable banking and financial service sectors, and low consumer spending; should any or all of these problems persist or worsen, the Fund could be adversely affected. A small number of industries, including the electronic machinery industry, comprise a large portion of the Japanese market, and therefore weakness in any of these industries could have profound negative impact on the entire market. In addition, Japan has few natural resources; its economy is heavily dependent on foreign trade and so it is vulnerable to trade sanctions or other protectionist measures taken by its trading partners.

A Fund that invests in real estate-linked derivative instruments is subject to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. An investment in a real estate-linked derivative instrument that is linked to the value of a real estate investment trust (“REIT”) is subject to additional risks, such as poor performance by the manager of the REIT, adverse changes to the tax laws or failure by the REIT to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended. In addition, some REITs have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. Also, the organizational documents of a REIT may contain provisions that make changes in control of the REIT difficult and time-consuming.

Currency Risk

Funds that invest directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the returns of the Fund.

Issuer Non-Diversification Risk

Focusing investments in a small number of issuers, industries or foreign currencies increases risk. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than Funds that are “diversified.” Funds that invest in a relatively small number of issuers are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Some of those issuers also may present substantial credit or other risks. Similarly, a Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects or from issuers in the same state.

Leveraging Risk

Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolios securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, PIMCO will segregate or “earmark” liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund’s portfolio securities.

Smaller Company Risk

The general risks associated with fixed income securities are particularly pronounced for securities issued by companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. As a result, they may be subject to greater levels of credit, market and issuer risk. Securities of smaller companies may trade less frequently and in lesser volumes than more widely held securities and their values may fluctuate more sharply than other securities. Companies with medium-sized market capitalizations may have risks similar to those of smaller companies.

Management Risk

Each Fund is subject to management risk because it is an actively managed investment portfolio. PIMCO and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.

28	PIMCO Funds

California State-Specific Risk

A Fund that concentrates its investments in California municipal bonds may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal. Provisions of the California Constitution and State statutes which limit the taxing and spending authority of California governmental entities may impair the ability of California issuers to pay principal and/or interest on their obligations. While California’s economy is broad, it does have major concentrations in high technology, aerospace and defense-related manufacturing, trade, entertainment, real estate and financial services, and may be sensitive to economic problems affecting those industries. Future California political and economic developments, constitutional amendments, legislative measures, executive orders, administrative regulations, litigation and voter initiatives could have an adverse effect on the debt obligations of California issuers.

New York State-Specific Risk

A Fund that concentrates its investments in New York municipal bonds may be affected significantly by economic, regulatory or political developments affecting the ability of New York issuers to pay interest or repay principal. Certain issuers of New York municipal bonds have experienced serious financial difficulties in the past and a reoccurrence of these difficulties may impair the ability of certain New York issuers to pay principal or interest on their obligations. The financial health of New York City affects that of the State, and when New York City experiences financial difficulty it may have an adverse affect on New York municipal bonds held by the Fund.

Short Sale Risk

A Fund’s short sales are subject to special risks. A short sale involves the sale by the Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. A Fund may also enter into a short derivative position through a futures contract or swap agreement. If the price of the security or derivative has increased during this time, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

The growth rate of New York has at times been somewhat slower than the nation overall. The economic and financial condition of New York also may be affected by various financial, social, economic and political factors.

Tax Risk

As noted above, the CommodityRealReturn Strategy Fund currently intends to gain most of its exposure to the commodities markets by entering into swap agreements on a commodities index, and may invest in other commodity-linked derivative instruments, including options, futures contracts, options on futures contracts and commodity-linked structured notes. The status of these swap contracts and other commodities-linked derivative instruments under tests to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the “Code”) is not certain. For these purposes, the Fund is relying on an opinion of counsel and does not intend to obtain a ruling from the Internal Revenue Service (“Service”). Such opinion is not binding upon the Service and there is no assurance that the Service will not challenge the Fund’s status as a regulated investment company, or that, if it were to do so, it would not prevail. If the Fund were to fail to qualify as a regulated investment company in any year, then the Fund would be subject to federal income tax on its net income and capital gains at regular corporate income tax rates (without a deduction for distributions to shareholders). When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to the Fund’s earnings and profits. If the Fund were to fail to qualify as a regulated investment company and became subject to federal income tax, any shareholders of the Fund (including, to the extent it invests in the Fund, the All Asset and All Asset All Authority Funds), would be subject to the risk of diminished investment returns. See “Tax Consequences.”

Allocation Risk

The All Asset and All Asset All Authority Funds’ investment performance depends upon how their assets are allocated and reallocated between the Underlying Funds according to each Fund’s asset allocation targets and ranges. A principal risk of investing in each Fund is that the Fund’s adviser will make less than optimal or poor asset allocation decisions. The adviser attempts to identify allocations for the Underlying Funds that will provide consistent, quality performance for each Fund, but there is no guarantee that such allocation techniques will produce the desired results. It is possible that the adviser will focus on an Underlying Fund that performs poorly or underperforms other Funds under various market conditions. You could lose money on your investment in the Funds as a result of these allocation decisions.

Underlying Fund Risks

Because the All Asset and All Asset All Authority Funds invest all of their assets in Underlying Funds, the risks associated with investing in the Funds are closely related to the risks associated with the securities and other investments held by the Underlying Funds. The ability of each Fund to achieve its investment objective will depend upon the ability of the Underlying Funds to achieve their investment objectives. There can be no assurance that the investment objective of any Underlying Fund will be achieved.

Prospectus	29

The All Asset and All Asset All Authority Funds’ net asset value will fluctuate in response to changes in the net asset values of the Underlying Funds in which they invest. The extent to which the investment performance and risks associated with the Fund correlate to those of a particular Underlying Fund will depend upon the extent to which the Funds’ assets are allocated from time to time for investment in the Underlying Fund, which will vary. To the extent that either Fund invests a significant portion of its assets in an Underlying Fund, it will be particularly sensitive to the risks associated with that Underlying Fund.

Index Risk

Because certain of the Funds invest in derivatives that are linked to the performance of the RA Fundamental 1000 Index, they will be subject to the risks associated with changes in that index. If the RA Fundamental 1000 Index changes, a Fund could receive lower interest payments (in the case of a debt-related derivative) or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities may create leverage to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

Management of the Funds

Investment Adviser and Administrator

PIMCO serves as the investment adviser and the administrator (serving in its capacity as administrator, the “Administrator”) for the Funds. Subject to the supervision of the Board of Trustees, PIMCO is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters.

PIMCO is located at 840 Newport Center Drive, Newport Beach, California 92660. Organized in 1971, PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. As of June 30, 2005, PIMCO had approximately $493 billion in assets under management.

PIMCO has engaged Research Affiliates, LLC, a California limited liability company, to serve as asset allocation sub-adviser to the All Asset and All Asset All Authority Funds. Research Affiliates, LLC is located at 800 E. Colorado Blvd., Suite 870, Pasadena, CA 91101.

Advisory Fees

Each Fund pays PIMCO fees in return for providing investment advisory services. For the fiscal year ended March 31, 2005, the Funds paid monthly advisory fees to PIMCO at the following annual rates (stated as a percentage of the average daily net assets of each Fund taken separately):

Fund	Advisory Fees
All Asset Fund	0.20%
All Asset All Authority Fund	0.25%
Real Return Fund	0.25%
StocksPLUS Fund	0.40%
CommodityRealReturn Strategy, RealEstateRealReturn Strategy and StocksPLUS Total Return Funds	0.49%
International StocksPLUS TR Strategy Fund	0.55%

The Fundamental IndexPLUS TR Fund was not operational during the fiscal year ended March 31, 2005. The investment advisory fee for the Fundamental IndexPLUS TR Fund is at an annual rate of 0.54 based upon the average daily net assets of the Fund.

In addition, PIMCO pays a fee to Research Affiliates, LLC, the asset allocation sub-adviser of the All Asset and All Asset All Authority Funds, at annual rates of 0.20% and 0.25%, respectively, of the average daily net assets of the Fund.

Administrative Fees

Each Fund pays for the administrative services it requires under what is essentially an all-in fee structure. Class D shareholders of each Fund pay an administrative fee to PIMCO, computed as a percentage of the Fund’s assets attributable in the aggregate to that class of shares. PIMCO, in turn, provides or procures administrative services for Class D shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal transfer agency and printing costs. PIMCO may pay financial service firms a portion of the Class D administrative fees in return for the firm’s services (normally not to exceed an annual rate of 0.35% of a Fund’s average daily net assets attributable to Class D shares purchased through such firms). The Funds do bear other expenses which are not covered under the administrative fee which may vary and affect the total level of expenses paid by Class D shareholders, such as brokerage fees, commissions and other transaction expenses, costs of borrowing money, including interest expenses, extraordinary expenses (such as litigation and indemnification expenses) and fees and expenses of the Trust’s Independent Trustees and their

30	PIMCO Funds

counsel (if any). PIMCO generally earns a profit on the administrative fee. Also, under the terms of the administration agreement, PIMCO, and not Fund shareholders, would benefit from any price decreases in third-party services, including decreases resulting from an increase in net assets.

For the fiscal year ended March 31, 2005, the Funds paid PIMCO monthly administrative fees at the following annual rates (stated as a percentage of the average daily net assets attributable in the aggregate to the Fund’s Class D shares):

Fund	Administrative Fees*
Real Return and StocksPLUS Funds	0.65%
All Asset, All Asset All Authority and StocksPLUS Total Return Funds	0.70%
CommodityRealReturn Strategy and RealEstateRealReturn Strategy Funds	0.75%
International StocksPLUS TR Strategy Fund	0.80%

*	As described below under “12b-1 Plan for Class D Shares,” the administration agreement includes a plan adopted in conformity with Rule 12b-1 under the Investment Company Act of 1940, which provides for the payment of up to 0.25% of the administrative fee as reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares. In the Fund Summaries above, the “Annual Fund Operating Expenses” table provided under “Fees and Expenses of the Fund” for each Fund shows the administrative fees rate under two separate columns entitled “Distribution and/or Service (12b-1) Fees” and “Other Expenses.”

The Fundamental IndexPLUS TR Fund was not operational during the fiscal year ended March 31, 2005. The administrative fees for the Fundamental IndexPLUS TR Fund are at annual rates of 0.40% based upon the average daily net assets of the Fund.

12b-1 Plan for Class D Shares

The Funds’ administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the 1940 Act. The plan provides that up to 0.25% per annum of the Class D administrative fees paid under the administration agreement may represent reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares. The principal types of activities for which such payments may be made are services in connection with the distribution of Class D shares and/or the provision of shareholder services. Because 12b-1 fees would be paid out of a Fund’s Class D share assets on an ongoing basis, over time these fees would increase the cost of your investment in Class D shares and may cost you more than other types of sales charges.

Fund of Funds Fees

The All Asset Fund pays advisory and administrative fees directly to PIMCO at an annual rate of 0.20% and 0.70%, respectively, based on the average daily net assets attributable in the aggregate to the Fund’s Class D shares. The All Asset All Authority Fund pays advisory and administrative fees directly to PIMCO at an annual rate of 0.25% and 0.45%, respectively, based on the average daily net assets attributable in the aggregate to the Fund’s Class D. The Funds also indirectly pay their proportionate share of the advisory and administrative fees charged by PIMCO to the Underlying Funds in which each Fund invests. For the All Asset Fund, PIMCO has contractually agreed, for the Fund’s current fiscal year, to reduce its advisory fee to the extent that the Underlying Fund Expenses attributable to advisory and administrative fees exceed 0.60% of the total assets invested in Underlying Funds. For the All Asset All Authority Fund, PIMCO has contractually agreed, for the Fund’s current fiscal year (3/31), to reduce its advisory fee to the extent that the Underlying Fund Expenses attributable to advisory and administrative fees exceed 0.69% of the total amount invested in Underlying Funds.

The expenses associated with investing in a “fund of funds” are generally higher than those for mutual funds that do not invest primarily in other mutual funds. This is because shareholders in a “fund of funds” indirectly pay a portion of the fees and expenses charged at the underlying fund level. The Funds invest in Institutional Class shares of the Underlying Funds, which are not subject to any sales charges or 12b-1 fees.

The following table summarizes the annual expenses borne by Institutional Class shareholders of the Underlying Funds. Because the All Asset and All Asset All Authority Funds invest in Institutional Class shares of the Underlying Funds, shareholders of the All Asset and All Asset All Authority Funds indirectly bear a proportionate share of these expenses, depending upon how the Funds’ assets are allocated from time to time among the Underlying Funds.

Prospectus	31

Annual Underlying Fund Expenses

(Based on the average daily net assets attributable to an Underlying Fund’s Institutional Class shares)

Underlying Fund	Advisory Fees	Other Expenses(1)	Total Fund Operating Expenses
California Intermediate Municipal Bond Fund	0.25%	0.22%	0.47%
California Municipal Bond Fund	0.25	0.22	0.47
CommodityRealReturn Strategy Fund	0.49	0.25	0.74
Convertible Fund	0.40	0.26	0.66
Developing Local Markets Fund*	0.45	0.51	0.96	(2)
Diversified Income Fund	0.45	0.30	0.75
Emerging Markets Bond Fund	0.45	0.40	0.85
European Convertible Fund	0.50	0.26	0.76
European StocksPLUS TR Strategy Fund	0.55	0.31	0.86
Far East (ex-Japan) StocksPLUS TR Strategy Fund	0.55	0.30	0.85
Floating Income Fund	0.30	0.26	0.56	(3)
Foreign Bond Fund (Unhedged)	0.25	0.25	0.50
Foreign Bond Fund (U.S. Dollar-Hedged)	0.25	0.25	0.50
Fundamental IndexPLUS Fund*	0.45	0.26	0.65	(4)
Fundamental IndexPLUS TR Fund*	0.54	0.26	0.74	(5)
Global Bond Fund (Unhedged)	0.25	0.30	0.55
Global Bond Fund (U.S. Dollar-Hedged)	0.25	0.30	0.55
GNMA Fund	0.25	0.25	0.50
High Yield Fund	0.25	0.25	0.50
International StocksPLUS TR Strategy Fund	0.55	0.30	0.85
Investment Grade Corporate Bond Fund	0.25	0.25	0.50
Japanese StocksPLUS TR Strategy Fund	0.55	0.31	0.86
Long-Term U.S. Government Fund	0.25	0.25	0.50
Low Duration Fund	0.25	0.18	0.43
Low Duration Fund II	0.25	0.25	0.50
Low Duration Fund III	0.25	0.25	0.50
Moderate Duration Fund	0.25	0.20	0.45
Money Market Fund	0.12	0.20	0.32
Municipal Bond Fund	0.25	0.24	0.49
New York Municipal Bond Fund	0.25	0.22	0.47
Real Return Fund	0.25	0.20	0.45
Real Return Fund II	0.25	0.20	0.45
Real Return Asset Fund	0.35	0.25	0.60
RealEstateRealReturn Strategy Fund	0.49	0.25	0.74
Short Duration Municipal Income Fund	0.20	0.15	0.35
Short-Term Fund	0.25	0.20	0.45
StocksPLUS Fund	0.40	0.25	0.65
StocksPLUS Municipal-Backed Fund	0.44	0.25	0.69
StocksPLUS Total Return Fund	0.49	0.25	0.74
StocksPLUS TR Short Strategy Fund	0.49	0.25	0.74
Total Return Fund	0.25	0.18	0.43
Total Return Fund II	0.25	0.25	0.50
Total Return Fund III	0.25	0.25	0.50
Total Return Mortgage Fund	0.25	0.25	0.50

(1)	Other Expenses includes administrative fees and other expenses (e.g. organizational expenses, interest expenses, and pro rata trustee fees) attributable to the Institutional Class shares. For the Developing Local Markets, Floating Income, Fundamental IndexPLUS and Fundamental IndexPLUS TR Fund, the Other Expenses are based on estimated amounts for the initial fiscal year of each Fund’s Institutional class shares and include each Fund’s organizational expenses.

(2)	PIMCO has contractually agreed, for the Fund’s current fiscal year (3/31), to waive its administrative fee, or reimburse the Fund, to the extent that, due to organizational expenses and/or the payment of the Fund’s pro rata share of Trustees’ fees, the total fund operating expenses exceed 0.9549% of the Fund’s average net assets attributable to Institutional Class shares. Under the Expense Limitation Agreement, which renews annually for a full fiscal year unless terminated by PIMCO upon at least 30 days’ notice prior to fiscal year-end, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(3)	PIMCO has contractually agreed, for the Fund’s current fiscal year (3/31), to reduce Total Annual Fund Operating Expenses to the extent they would exceed, due to the payment of organizational expenses and Trustees fees, 0.55% for the Institutional Class. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(4)	PIMCO has contractually agreed, for the Fund’s current fiscal year (3/31), to waive its administrative fee, or reimburse the Fund, to the extent that, due to organizational expenses and/or the payment of the Fund’s pro rata share of Trustees’ fees, the total fund operating expenses exceed 0.6549% of the Fund’s average net assets attributable to Institutional Class shares. Under the Expense Limitation Agreement, which renews annually for a full fiscal year unless terminated by PIMCO upon at least 30 days’ notice prior to fiscal year-end, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(5)	PIMCO has contractually agreed, until March 21, 2007, to waive a portion of its Advisory Fee equal to 0.05% of average daily net assets. In addition, PIMCO has contractually agreed, for the Fund’s current fiscal year (3/31), to waive its administrative fee, or reimburse the Fund, to the extent that, due to organizational expenses and/or the payment of the Fund’s pro rata share of Trustees’ fees, the total fund operating expenses exceed 0.7449% of the Fund’s average net assets attributable to Administrative Class shares. Under the Expense Limitation Agreement, which renews annually for a full fiscal year unless terminated by PIMCO upon at least 30 days’ notice prior to fiscal year-end, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

32	PIMCO Funds

Individual Portfolio Managers

The following individuals have primary responsibility for managing each of the noted Funds.

Fund	Portfolio Manager	Since	Recent Professional Experience
All Asset All Asset All Authority	Robert D. Arnott	7/02*	Chief Executive Officer, Research Affiliates LLC. Previously, Mr. Arnott joined First Quadrant, L.P. in April 1988 and served as it’s Chairman from July 2002 until April 2004.
CommodityRealReturn Strategy	John B. Brynjolfsson	6/02*	Managing Director, PIMCO. He joined PIMCO as a Portfolio Manager in 1989, and has managed fixed income accounts for various institutional clients and funds since 1992.
RealReturn RealEstateRealReturn Strategy		1/97* 10/03*
International StocksPLUS TR Strategy	Pasi Hamalainen	10/03*	Mr. Hamalainen is a Managing Director and member of PIMCO’s investment committee. Previously, he has served as PIMCO’s head of Fixed Income portfolio management in Europe, as the director of portfolio analytics and co-head of PIMCO’s mortgage team.
Fundamental IndexPLUS TR	William H. Gross	5/05*	Managing Director, Chief Investment Officer and a founding partner of PIMCO.
StocksPLUS		1/98
StocksPLUS Total Return		6/02*

*	Since inception of the Fund.

Please see the Statement of Additional Information for additional information about other accounts managed by the portfolio managers, the portfolio managers’ compensation and the portfolio managers’ ownership of shares of the Funds.

Distributor

The Trust’s Distributor is Allianz Global Investors Distributors LLC (“AGID” or “Distributor”), an indirect subsidiary of Allianz Global Investors of America L.P. (“AGI”). The Distributor, located at 2187 Atlantic Street, Stamford, CT 06902, is a broker-dealer registered with the Securities and Exchange Commission (“SEC”).

Regulatory and Litigation Matters

On June 1, 2004, the Attorney General of the State of New Jersey announced that it had dismissed PIMCO from a complaint filed by the New Jersey Attorney General on February 17, 2004, and that it had entered into a settlement agreement (the “New Jersey Settlement”) with PIMCO’s parent company, AGI (formerly known as Allianz Dresdner Asset Management of America L.P.), PEA Capital LLC (an entity affiliated with PIMCO through common ownership) (“PEA”) and AGID, in connection with the same matter. In the New Jersey Settlement, AGI, PEA and AGID neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the New Jersey Settlement alleged, among other things, that AGI, PEA and AGID had failed to disclose that they improperly allowed certain hedge funds to engage in “market timing” in certain funds. The complaint sought injunctive relief, civil monetary penalties, restitution and disgorgement of profits.

Since February 2004, PIMCO, AGI, PEA, AGID, and certain of their affiliates, including the Trust, Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series, and the Trustees of the Trust, have been named as defendants in 14 lawsuits filed in U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. Ten of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in the U.S. District Court for the District of Maryland; four of those lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the Trust and the Allianz Funds during specified periods, or as derivative actions on behalf of the Trust and Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain of the Allianz Funds and Funds of the Trust and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, the Trustees, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the Trust or on behalf of the Trust itself against other defendants. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote the Allianz

Prospectus	33

Funds and Funds of the Trust, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

The Trust has learned that, on April 11, 2005, the Attorney General of the State of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia (the “West Virginia Complaint”) against Allianz Global Investors Fund Management LLC (formerly PA Fund Management LLC) (“AGIF”), PEA and AGID alleging, among other things, that they improperly allowed broker-dealers, hedge funds and investment advisers to engage in frequent trading of various open-end funds advised or distributed by Allianz Global Investors Fund Management LLC and certain of its affiliates in violation of the funds’ stated restrictions on “market timing.” On May 31, 2005, AGIF, PEA and AGID, along with the other mutual fund defendants in the action, removed the action to the U.S. District Court for the District of West Virginia. The West Virginia Complaint also names numerous other defendants unaffiliated with Allianz Global Investors Fund Management in separate claims alleging improper market timing and/or late trading of open-end investment companies advised or distributed by such other defendants. The West Virginia Complaint seeks injunctive relief, civil monetary penalties, investigative costs and attorney’s fees.

Under Section 9(a) of the Investment Company Act of 1940, as amended (“1940 Act”), if the New Jersey Settlement or any of the lawsuits described above were to result in a court injunction against AGI, PEA, AGID and/or their affiliates, PIMCO could, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser, and AGID could be barred from serving as principal underwriter, to any registered investment company, including the Funds. In connection with an inquiry from the SEC concerning the status of the New Jersey Settlement under Section 9(a), PEA, AGID, AGI and certain of their affiliates (including PIMCO) (together, the “Applicants”) have sought exemptive relief from the SEC under Section 9(c) of the 1940 Act. The SEC has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey Settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the SEC takes final action on their application for a permanent order. There is no assurance that the SEC will issue a permanent order.

If the West Virginia Complaint were to result in a court injunction against AGIF, PEA or AGID, the Applicants would, in turn, seek exemptive relief under Section 9(c) with respect to that matter, although there is no assurance that such exemptive relief would be granted.

It is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Funds. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Funds or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Funds.

The foregoing speaks only as of the date of this prospectus. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated only if those developments are material.

How to Buy and Sell Shares

The following section provides basic information about how to buy, sell (redeem) and exchange Class D shares of the Funds.

General Information

•    Financial Service Firms.  Broker-dealers, registered investment advisers and other financial service firms provide varying investment products, programs or accounts, pursuant to arrangements with the Distributor, through which their clients may purchase and redeem Class D shares of the Funds. Firms will generally provide or arrange for the provision of some or all of the shareholder servicing and account maintenance services required by your account, including, without limitation, transfers of registration and dividend payee changes. Firms may also perform other functions, including generating confirmation statements and disbursing cash dividends, and may arrange with their clients for other investment or administrative services. Your firm may independently establish and charge you transaction fees and/or other additional amounts for such services, which may change over time. These fees and additional amounts could reduce your investment returns on Class D shares of the Funds.

Your financial service firm may have omnibus accounts and similar arrangements with the Trust and may be paid for providing sub-transfer agency and other services. A firm may be paid for its services directly or indirectly

34	PIMCO Funds

by a Fund, the Administrator or another affiliate of the Fund (at an annual rate generally not to exceed 0.35% (up to 0.25% may be paid by the Fund) of the Fund’s average daily net assets attributable to its Class D shares purchased through such firm for its clients, although payments with respect to shares in retirement plans are often higher). Your firm may establish various minimum investment requirements for Class D shares of the Funds and may also establish certain privileges with respect to purchases, redemptions and exchanges of Class D shares or the reinvestment of dividends. Please contact your firm for information.

This prospectus should be read in connection with your firm’s materials regarding its fees and services.

•    Calculation of Share Price and Redemption Payments.  When you buy or sell (redeem) Class D shares of the Funds, you pay or receive a price equal to the NAV of the shares. NAVs are determined at the close of regular trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange (“NYSE”) is open. See “How Fund Shares Are Priced” below for details. Generally, purchase and redemption orders for Fund shares are processed at the NAV next calculated after your order is received by the Distributor. In addition, orders received by the Distributor from financial service firms after NAV is determined that day will be processed at that day’s NAV if the orders were received by the firm from its customer prior to such determination and were transmitted to and received by the Distributor prior to its close of business that day (normally 7:00 p.m., Eastern time).

The Trust does not calculate NAVs or process orders on days when the NYSE is closed. If your purchase or redemption order is received by the Distributor on a day when the NYSE is closed, it will be processed on the next succeeding day when the NYSE is open (according to the succeeding day’s NAV).

Buying Shares

Class D shares of each Fund are continuously offered through financial service firms, such as broker-dealers or registered investment advisers, with which the Distributor has an agreement for the use of the Funds in particular investment products, programs or accounts for which a fee may be charged. See “Financial Service Firms” above.

You may purchase Class D shares only through your financial service firm. In connection with purchases, your financial service firm is responsible for forwarding all necessary documentation to the Distributor, and may charge you for such services. If you wish to purchase shares of the Funds directly from the Trust or the Distributor, you should inquire about the other classes of shares offered by the Trust. Please call the Distributor at 1-800-426-0107 for information about other investment options.

Class D shares of the Funds will be held in your account with your financial service firm and, generally, your firm will hold your Class D shares in nominee or street name as your agent. In most cases, the Trust’s transfer agent will have no information with respect to or control over accounts of specific Class D shareholders and you may obtain information about your accounts only through your financial service firm. In certain circumstances, your firm may arrange to have your shares held in your own name or you may subsequently become a holder of record for some other reason (for instance, if you terminate your relationship with your firm). In such circumstances, please contact the Distributor at 1-800-426-0107 for information about your account. In the interest of economy and convenience, certificates for Class D shares will not be issued.

The Distributor reserves the right to require payment by wire or U.S. bank check. The Distributor generally does not accept payments made by cash, temporary/starter checks, third-party checks, credit cards, traveler’s checks, credit card checks, or checks drawn on non-U.S. banks even if payment may be effected through a U.S. bank.

The Distributor, in its sole discretion, may accept or reject any order for purchase of Fund shares. The sale of shares will be suspended during any period in which the NYSE is closed for other than weekends or holidays, or if permitted by the rules of the SEC, when trading on the NYSE is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the SEC for the protection of investors.

An investor should invest in the Funds for long-term investment purposes only. The Trust reserves the right to refuse purchases if, in the judgment of PIMCO, the purchases would adversely affect a Fund and its shareholders. In particular, the Trust and PIMCO each reserves the right to restrict purchases of Fund shares (including exchanges) when a pattern of frequent purchases and sales made in response to short-term fluctuations in share price appears evident. Notice of any such restrictions, if any, will vary according to the particular circumstances.

Prospectus	35

Investment Minimums.  The following investment minimums apply for purchases of Class D shares.

Initial Investment	Subsequent Investments
$5,000 per Fund	$100 per Fund

Your financial service firm may impose different investment minimums than the Trust. For example, if your firm maintains an omnibus account with a particular Fund, the firm may impose higher or lower investment minimums than the Trust when you invest in Class D shares of the Fund through your firm. Please contact your firm for information.

Abusive Trading Practices

The Trust encourages shareholders to invest in the Funds as part of a long-term investment strategy and discourages excessive, short-term trading and other abusive trading practices. To that end, the Trust’s Board of Trustees has adopted policies and procedures reasonably designed to detect and prevent short-term trading activity that may be harmful to a Fund and its shareholders. Such activities, sometimes referred to as “market timing,” may have a detrimental effect on the Fund(s) and its/their shareholders. For example, depending upon various factors such as the size of a Fund and the amount of its assets maintained in cash, short-term or excessive trading by Fund shareholders may interfere with the efficient management of the Fund’s portfolio, increase transaction costs and taxes, and may harm the performance of the Fund and its shareholders.

The Trust seeks to deter and prevent abusive trading practices, and to reduce these risks, through several methods. First, the Trust imposes redemption fees on most Fund shares redeemed or exchanged within a given period after their purchase. See “Redemption Fees” below for further information. In certain situations, the Funds have elected not to impose redemption fees. See “Waiver of Redemption Fees” below for a discussion on the specific situations in which the Funds will not impose redemption fees.

Second, to the extent that there is a delay between a change in the value of a mutual fund’s portfolio holdings, and the time when that change is reflected in the net asset value of the fund’s shares, the fund is exposed to the risk that investors may seek to exploit this delay by purchasing or redeeming shares at net asset values that do not reflect appropriate fair value prices. The Trust seeks to deter and prevent this activity, sometimes referred to as “stale price arbitrage,” by the appropriate use of “fair value” pricing of the Funds’ portfolio securities. See “How Fund Shares Are Priced” below for more information.

Third, the Trust seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Trust and PIMCO each reserve the right to restrict or refuse any purchase or exchange transaction if, in the judgment of the Trust or of PIMCO, the transaction may adversely affect the interests of a Fund or its shareholders. Among other things, the Trust may monitor for any patterns of frequent purchases and sales that appear to be made in response to short-term fluctuations in share price, and may also monitor for any attempts to improperly avoid the imposition of Redemption Fees. Notice of any restrictions or rejections of transactions may vary according to the particular circumstances.

Although the Trust and its service providers seek to use these methods to detect and prevent abusive trading activities, and although the Trust will consistently apply such methods, there can be no assurances that such activities can be mitigated or eliminated. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for presentation to the Fund on a net basis, conceal the identity of the individual investors from the Fund. This makes it more difficult for the Funds to identify short-term transactions in the Funds.

Small Account Fee

Because of the disproportionately high costs of servicing accounts with low balances, you will be charged a fee at the annual rate of $16 if your account balance for any Fund falls below a minimum level of $2,500, except for Uniform Gift to Minors, IRA, Roth IRA, employer-sponsored retirement plan accounts, Money Purchase and/or Profit Sharing plans, 401(k) plans, 403(b)(7) custodial accounts, SIMPLE IRAs, SEPs, SAR/SEPs, Auto-Invest and Auto-Exchange accounts, for which the minimum balance is $1,000. (A separate custodial fee may apply to IRAs, Roth IRAs and other retirement accounts.) However, you will not be charged this fee if the aggregate value of all of your Allianz Funds or PIMCO Funds accounts is at least $50,000. Any applicable small account fee will be deducted automatically from your below-minimum Fund account in quarterly installments and paid to the Administrator. Each Fund account will normally be valued, and any deduction taken, during the last five business days of each calendar quarter. Lower minimum balance requirements and waivers of the small account fee apply for certain categories of investors. Please see the Guide for details.

Minimum Account Size

Due to the relatively high cost to the Funds of maintaining small accounts, you are asked to maintain an account balance in each Fund in which you invest of at least the minimum investment necessary to open the particular type

36	PIMCO Funds

of account. If your balance for any Fund remains below the minimum for three months or longer, the Administrator has the right (except in the case of employer-sponsored retirement accounts) to redeem your remaining shares and close that Fund account after giving you 60 days to increase your balance. Your Fund account will not be liquidated if the reduction in size is due solely to a decline in market value of your Fund shares or if the aggregate value of all your Allianz Funds or PIMCO Funds accounts exceeds $50,000.

Exchanging Shares

You may exchange your Class D shares of any Fund for Class D shares of any other Fund or any fund of Allianz Funds that offers Class D shares. Shares are exchanged on the basis of their respective NAVs next calculated after your exchange order is received by the Distributor. Exchanges of shares held less than a certain number of days may be subject to a redemption fee. See “Redemption Fees” below. Your financial service firm may impose various fees and charges, investment minimums and other requirements with respect to exchanges. Please contact your financial service firm to exchange your shares and for additional information about the exchange privilege.

The Trust reserves the right to refuse exchange purchases (or purchase and redemption and/or redemption and purchase transactions) if, in the judgment of PIMCO, the transaction would adversely affect a Fund and its shareholders. Although the Trust has no current intention of terminating or modifying the exchange privilege, it reserves the right to do so at any time. Except as otherwise permitted by SEC regulations, the Trust will give 60 days’ advance notice to your financial service firm of any termination or material modification of the exchange privilege.

Verification of Identity

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, a Fund must obtain the following information for each person that opens a new account:

1.    Name.

2.    Date of birth (for individuals).

3.    Residential or business street address.

4.    Social security number, taxpayer identification number, or other identifying number.

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

Individuals may also be asked for a copy of their driver’s license, passport or other identifying document in order to verify their identity. In addition, it may be necessary to verify an individual’s identity by cross-referencing the identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

After an account is opened, a Fund may restrict your ability to purchase additional shares until your identity is verified. A Fund also may close your account and redeem your shares or take other appropriate action if it is unable to verify your identity within a reasonable time.

Request for Multiple Copies of Shareholder Documents

To reduce expenses, it is intended that only one copy of the Funds’ prospectus and each annual and semi-annual report will be mailed to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents and your shares are held directly with the Trust, call the Trust at 1-800-426-0107. Alternatively, if your shares are held through a financial institution, please contact it directly. Within thirty days after receipt of your request by the Trust, the Trust will begin sending you individual copies.

Selling Shares

You can sell (redeem) Class D shares through your financial service firm on any day the NYSE is open. Other than any applicable redemption fee (see below), you do not pay any fees or other charges to the Trust or the Distributor when you sell your shares, although your financial service firm may charge you for its services in processing your redemption request. Please contact your firm for details. If you are the holder of record of your Class D shares, you may contact the Distributor at 1-800-426-0107 for information regarding how to sell your shares directly to the Trust.

Your financial service firm is obligated to transmit your redemption orders to the Distributor promptly and is responsible for ensuring that your redemption request is in proper form. Your financial service firm will be responsible for furnishing all necessary documentation to the Distributor or the Trust’s transfer agent and may

Prospectus	37

charge you for its services. Redemption proceeds will be forwarded to your financial service firm as promptly as possible and in any event within seven days after the redemption request is received by the Distributor in good order. Redemptions of Fund shares may be suspended when trading on the NYSE is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the SEC for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payment for more than seven days, as permitted by law.

For shareholder protection, a request to change information contained in an account registration (for example, a request to change the bank designated to receive wire redemption proceeds) must be received in writing, signed by the minimum number of persons designated on the completed application that are required to effect a redemption, and accompanied by a signature guarantee from any eligible guarantor institution, as determined in accordance with the Trust’s procedures. Shareholders should inquire as to whether a particular institution is an eligible guarantor institution. A signature guarantee cannot be provided by a notary public. In addition, corporations, trusts, and other institutional organizations are required to furnish evidence of the authority of the persons designated on the completed application to effect transactions for the organization.

Redemptions of shares held less than a certain number of days may be subject to a redemption fee. See “Redemption Fees” below.

Redemptions In Kind

The Trust has agreed to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1% of the Fund’s net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust may pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. Except for Funds with a tax-efficient management strategy, it is highly unlikely that your shares would ever be redeemed in kind. If your shares are redeemed in kind, you should expect to incur transaction costs upon the disposition of the securities received in the distribution.

Redemption Fees

Shareholders of each Fund listed below will be subject to a Redemption Fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares redeemed or exchanged (based on the total redemption proceeds after any applicable deferred sales charges) within a certain number of days after their acquisition (by purchase or exchange). The following table indicates the applicable holding period for each Fund. Shares redeemed or exchanged before the expiration of the holding period will be subject to the Redemption Fee.

Fund	Holding Period(1)
Real Return Fund	7 days
All Asset, All Asset All Authority, CommodityRealReturn Strategy, Fundamental IndexPLUS TR, RealEstateRealReturn Strategy, StocksPLUS and StocksPLUS Total Return Funds	30 days
International StocksPLUS TR Strategy Fund	60 days

(1)	With respect to any acquisition of shares, the holding period commences on the day of acquisition. A new holding period begins with each acquisition of shares through a purchase or exchange.

In cases where redeeming shareholders hold shares acquired on different dates, the first-in/first-out (“FIFO”) method will be used to determine which shares are being redeemed, and therefore whether a Redemption Fee is payable. In cases where redemptions are processed through financial intermediaries, there may be a delay between the time the shareholder redeems his or her shares and the payment of the Redemption Fee to the Fund, depending upon such financial intermediaries’ trade processing procedures and systems.

A new time period begins with each acquisition of shares through a purchase or exchange. For example, for Funds with a seven-day holding period, a series of transactions in which shares of Fund A are exchanged for shares of Fund B four days after the purchase of the Fund A shares, followed four days later by an exchange of the Fund B shares for shares of Fund C, will be subject to two Redemption Fees (one on each exchange).

The purpose of Redemption Fees is to deter excessive, short-term trading and other abusive trading practices as described above under “Abusive Trading Practices” and to help offset the costs associated with the sale of portfolio securities to satisfy redemption and exchange requests made by “market timers” and other short-term shareholders, thereby insulating longer-term shareholders from such costs. Redemption Fees are not paid separately, but are deducted from the amount to be received in connection with a redemption or exchange. Redemption Fees are paid to and retained by the Funds to defray certain costs described below and are not paid to or retained by PIMCO or the Distributor. Redemption Fees are not sales loads or contingent deferred sales

38	PIMCO Funds

charges. Redemption and exchange of shares acquired through the reinvestment of dividends and distributions are not subject to Redemption Fees.

Limitations on the Assessment of Redemption Fees.  The Funds may not be able to impose and/or collect the Redemption Fee in certain circumstances. For example, the Funds will not be able to collect the Redemption Fee on redemptions and exchanges by shareholders who invest through certain retirement plans or through certain financial intermediaries (for example, through broker-dealer omnibus accounts or through a recordkeeping organization) that have not agreed to assess or collect the Redemption Fee from such shareholders, or that have not agreed to provide the information necessary for the Funds to impose the Redemption Fee on such shareholders or do not currently have the systematic capability to assess or collect the Redemption Fee. The Funds may nonetheless continue to effect share transactions for such shareholders and financial intermediaries. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for presentation to a Fund on a net basis, conceal the identity of the individual investors from the Fund. This makes it more difficult for the Funds to identify short-term transactions in the Funds, and makes assessment of the Redemption Fee on transactions effected through such accounts impractical without the assistance of the financial intermediary. Due to these limitations on the assessment of the Redemption Fee, the Funds’ use of Redemption Fees may not successfully eliminate excessive short-term trading in shares of the Funds.

Waivers of Redemption Fees.  In the following situations, the Funds have elected not to impose the Redemption Fee:

•	redemptions and exchanges of Fund shares acquired through the reinvestment of dividends and distributions;
•	certain types of redemptions and exchanges of Fund shares owned through participant-directed retirement plans (see below for details);
•	redemptions or exchanges in discretionary asset allocation or wrap programs (“wrap programs”) that are initiated by the sponsor of the program as part of a periodic rebalancing, provided that such rebalancing occurs no more frequently than quarterly;
•	redemptions or exchanges in a wrap program that are made as a result of a full withdrawal from the wrap program or as part of a systematic withdrawal plan;
•	involuntary redemptions, such as those resulting from a shareholder’s failure to maintain a minimum investment in the Funds, or to pay shareholder fees;
•	redemptions and exchanges effected by other mutual funds that are sponsored by PIMCO or its affiliates; and
•	otherwise as PIMCO or the Trust may determine in their sole discretion.

Applicability of Redemption Fees in Certain Defined Contribution Plans. Redemption fees will not apply to the following transactions in participant-directed retirement plans (such as 401(k), 403(b), 457 and Keogh plans): 1) where the shares being redeemed were purchased with new contributions to the plan (e.g., payroll contributions, employer contributions, loan repayments); 2) redemptions made in connection with taking out a loan from the plan; 3) redemptions in connection with death, disability, hardship withdrawals, or Qualified Domestic Relations Orders; 4) redemptions made as part of a systematic withdrawal plan; 5) redemptions made by a defined contribution plan in connection with a termination or restructuring of the plan or 6) redemptions made in connection with a participant’s termination of employment. Redemption fees generally will apply to other participant-directed redemptions and exchanges. For example, if a participant exchanges shares of Fund A that were purchased with new contributions, into Fund B, a redemption fee would not apply to that exchange. However, any subsequent participant-directed exchange of those shares from Fund B into Fund A or another fund may be subject to redemption fees, depending upon the holding period and subject to the exceptions described in this paragraph.

Retirement plan sponsors, participant recordkeeping organizations and other financial intermediaries may also impose their own restrictions, limitations or fees in connection with transactions in the Funds’ shares, which may be stricter than those described in this section. You should contact your plan sponsor, recordkeeper or financial intermediary for more information on any differences in how the redemption fee is applied to your investments in the Funds, and whether any additional restrictions, limitations or fees are imposed in connection with transactions in Fund shares.

The Trust may eliminate or modify the waivers enumerated above at any time, in its sole discretion. Shareholders will receive 60 days’ notice of any material changes to the Redemption Fee, unless otherwise permitted by law.

Prospectus	39

Payments to Financial Firms

Some or all of the distribution fees and servicing fees described above are paid to the broker, dealer or financial adviser (collectively, “financial firms”) through which you purchase your shares. With respect to Class B and Class C shares, the financial firms are also paid at the time of your purchase a commission, depending upon the Fund involved, of up to 4.00% and 1.00%, respectively, of your investment in such share classes. A financial firm is one that, in exchange for compensation, sells, among other products, mutual fund shares (including the shares offered in this Prospectus) or provides services for mutual fund shareholders. Financial firms include brokers, dealers, insurance companies and banks.

In addition, AGID, PIMCO and their affiliates (for purposes of this subsection only, collectively, the “Distributor”) may from time to time make additional payments such as cash bonuses or provide other incentives to selected financial firms as compensation for services such as, without limitation, providing the Funds with “shelf space” or a higher profile for the financial firms’ financial consultants and their customers, placing the Funds on the financial firms’ preferred or recommended fund list, granting the Distributor access to the financial firms’ financial consultants, providing assistance in training and educating the financial firms’ personnel, and furnishing marketing support and other specified services. These payments may be significant to the financial firms and may also take the form of sponsorship of seminars or informational meetings or payment for attendance by persons associated with the financial firms at seminars or informational meetings.

A number of factors will be considered in determining the amount of these additional payments to financial firms. On some occasions, such payments may be conditioned upon levels of sales, including the sale of a specified minimum dollar amount of the shares of a Fund, all other series of the Trust, other funds sponsored by the Distributor and/or a particular class of shares, during a specified period of time. The Distributor may also make payments to one or more participating financial firms based upon factors such as the amount of assets a financial firm’s clients have invested in the Funds and the quality of the financial firm’s relationship with the Distributor.

The additional payments described above are made at the Distributor’s expense. These payments may be made, at the discretion of the Distributor, to some of the top 50 financial firms that have sold the greatest amounts of shares of the Funds. The level of payments made to a financial firm in any future year will vary and normally will not exceed the sum of (a) 0.10% of such year’s fund sales by that financial firm and (b) 0.06% of the assets attributable to that financial firm invested in equity funds sponsored by the Distributor and 0.03% of the assets invested in fixed-income funds sponsored by the Distributor. In lieu of payments pursuant to the foregoing formulae, the Distributor may make payments of an agreed upon amount which normally will not exceed the amount that would have been payable pursuant to the formulae. There are a few existing relationships on different bases that will continue, some even into 2005, until they end. In some cases, in addition to the payments described above, the Distributor will make payments for special events such as a conference or seminar sponsored by one of such financial firms.

If investment advisers, distributors or affiliates of mutual funds pay bonuses and incentives in differing amounts, financial firms and their financial consultants may have financial incentives for recommending a particular mutual fund over other mutual funds. In addition, depending on the arrangements in place at any particular time, a financial firm and its financial consultants may also have a financial incentive for recommending a particular share class over other share classes. Also, you should consult with your financial advisor and review carefully any disclosure by the financial firm as to its compensation received by your financial advisor.

Wholesale representatives of the Distributor visit brokerage firms on a regular basis to educate financial advisors about the Funds and to encourage the sale of Fund shares to their clients. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

Although a Fund may use financial firms that sell Fund shares to effect transactions for the Fund’s portfolio, the Fund and the Adviser will not consider the sale of Fund shares as a factor when choosing financial firms to effect those transactions.

For further details about payments made by the Distributor to financial firms, please see the SAI and Guide.

From time to time, PIMCO or its affiliates may pay investment consultants or their parent or affiliated companies for certain services including technology, operations, tax, or audit consulting services, and may pay such firms for PIMCO’s attendance at investment forums sponsored by such firms or for various studies, surveys, or access to databases. PIMCO and its affiliates may also provide investment advisory services to investment

40	PIMCO Funds

consultants and their affiliates. These consultants or their affiliates may, in the ordinary course of their investment consultant business, recommend that their clients utilize PIMCO’s investment advisory services or invest in the Funds or in other products sponsored by PIMCO and its affiliates.

How Fund Shares Are Priced

The net asset value (“NAV”) of a Fund’s Class D shares is determined by dividing the total value of a Fund’s portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class.

Fund shares are valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the NYSE is open. For purposes of calculating the NAV, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Funds or their agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When a Fund uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. The Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined by the Board of Trustees or persons acting at their direction may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing. The Fund’s use of fair valuation may also help to deter “stale price arbitrage” as discussed above under “Abusive Trading Practices.” Fair value pricing may require subjective determinations about the value of security.

Prospectus	41

Fund Distributions

Each Fund distributes substantially all of its net investment income to shareholders in the form of dividends. You begin earning dividends on Fund shares the day after the Trust receives your purchase payment. The following shows when each Fund intends to declare and distribute income dividends to shareholders of record.

Fund	Declared Daily and Paid Monthly	Declared and Paid Quarterly
Real Return Fund	•
All other Funds		•

In addition, each Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently.

You can choose from the following distribution options:

•	Reinvest all distributions in additional Class D shares of your Fund at NAV. This will be done unless you elect another option.
•	Invest all distributions in Class D shares of any other Fund of the Trust or Allianz Funds which offers Class D shares at NAV. You must have an account existing in the Fund selected for investment with the identical registered name. This option must be elected when your account is set up.
•	Receive all distributions in cash (either paid directly to you or credited to your account with your financial service firm). This option must be elected when your account is set up.

Your financial service firm may offer additional distribution reinvestment programs or options. Please contact your firm for details.

You do not pay any sales charges on shares you receive through the reinvestment of Fund distributions. If you elect to receive Fund distributions in cash and the postal or other delivery service is unable to deliver checks to your address of record, the Trust’s Transfer Agent will hold the returned checks for your benefit in a non-interest bearing account.

Tax Consequences

•	Taxes on Fund distributions. If you are subject to U.S. federal income tax, you will be subject to tax on Fund distributions whether you received them in cash or reinvested in additional shares of the Funds. For federal income tax purposes, Fund distributions will be taxable to you as either ordinary income or capital gains.

Fund dividends (i.e., distributions of investment income) are taxable to you as ordinary income. Federal taxes on Fund distributions of gains are determined by how long the Fund owned the investments that generated the gains, rather than how long you have owned your shares. Distributions of gains from investments that a Fund owned for more than one year will generally be taxable to you as long-term capital gains. Distributions of gains from investments that the Fund owned for one year or less will generally be taxable to you as ordinary income.

Fund distributions are taxable to you even if they are paid from income or gains earned by a Fund prior to your investment and thus were included in the price you paid for your shares. For example, if you purchase shares on or just before the record date of a Fund distribution, you will pay full price for the shares and may receive a portion of your investment back as a taxable distribution.

•	Taxes when you sell (redeem) or exchange your shares. Any gain resulting from the sale of Fund shares will generally be subject to federal income tax. When you exchange shares of a Fund for shares of another series, the transaction will be treated as a sale of the Fund shares for these purposes, and any gain on those shares will generally be subject to federal income tax.

•	Returns of capital. If a Fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in the Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

•	Consult your tax advisor about other possible tax consequences. This is a summary of certain federal income tax consequences of investing in a Fund. You should consult your tax advisor for more information on your own tax situation, including possible state, local and foreign tax consequences.

42	PIMCO Funds

•	A Note on the CommodityRealReturn Strategy Fund. One of the requirements for qualification as a regulated investment company under Subchapter M of the Code is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies (“Qualifying Income”). Counsel to the Fund has opined that certain commodity swap agreements entered into by the Fund should constitute securities for purposes of the Qualifying Income test. Existing authority does not fully address the treatment of such swaps under the Code or under related securities laws. The opinion is not binding on the Service and there is no assurance that the Service will not challenge the Fund’s status as a regulated investment company. If the Service were to challenge the Fund’s position and that challenge were upheld, or if the Fund were otherwise to fail to qualify as a regulated investment company, then the Fund would be subject to federal income tax on its net income and capital gains at regular corporate income tax rates (without a deduction for distributions to shareholders). When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to the Fund’s earnings and profits.

•	A Note on the CommodityRealReturn Strategy, Real Return and RealEstateRealReturn Strategy Funds. Periodic adjustments for inflation to the principal amount of an inflation-indexed bond may give rise to original issue discount, which will be includable in each affected Fund’s gross income. Due to original issue discount, a Fund may be required to make annual distributions to shareholders that exceed the cash received, which may cause the Fund to liquidate certain investments when it is not advantageous to do so. Also, if the principal value of an inflation-indexed bond is adjusted downward due to deflation, amounts previously distributed in the taxable year may be characterized in some circumstances as a return of capital.

•	A Note on Funds of Funds. The All Asset and All Asset All Authority Funds’ use of a fund of funds structure could affect the amount, timing and character of distributions to shareholders.

This section relates only to federal income tax; the consequences under other tax laws may differ. Shareholders should consult their tax advisors as to the possible application of foreign, state and local income tax laws to Fund dividends and capital distributions. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Funds.

Characteristics and Risks of Securities and Investment Techniques

This section provides additional information about some of the principal investments and related risks of the Funds described under “Summary Information” and “Summary of Principal Risks” above. It also describes characteristics and risks of additional securities and investment techniques that may be used by the Funds from time to time. Most of these securities and investment techniques are discretionary, which means that PIMCO can decide whether to use them or not. This prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Funds. As with any mutual fund, investors in the Funds rely on the professional investment judgment and skill of PIMCO and the individual portfolio managers. Please see “Investment Objectives and Policies” in the Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Funds.

The All Asset and All Asset All Authority Funds invest their assets in shares of the Underlying Funds, and as such does not invest directly in the securities described below. The Underlying Funds, however, may invest in such securities. Because the value of an investment in the All Asset and All Asset All Authority Funds are directly related to the investment performance of the Underlying Funds in which they invest, the risks of investing in these Funds are closely related to the risks associated with the Underlying Funds and their investments in the securities described below.

Securities Selection

Several of the Funds in this prospectus seek maximum total return. The total return sought by a Fund consists of both income earned on a Fund’s investments and capital appreciation, if any, arising from increases in the market value of a Fund’s holdings. Capital appreciation of fixed income securities generally results from decreases in market interest rates or improving credit fundamentals for a particular market sector or security.

In selecting securities for a Fund, PIMCO develops an outlook for interest rates, currency exchange rates and the economy; analyzes credit and call risks, and uses other security selection techniques. The proportion of a Fund’s assets committed to investment in securities with particular characteristics (such as quality, sector, interest rate or maturity) varies based on PIMCO’s outlook for the U.S. economy and the economies of other countries in the world, the financial markets and other factors.

Prospectus	43

PIMCO attempts to identify areas of the bond market that are undervalued relative to the rest of the market. PIMCO identifies these areas by grouping bonds into sectors: such as money markets, governments, corporates, mortgages, asset-backed and international. Sophisticated proprietary software then assists in evaluating sectors and pricing specific securities. Once investment opportunities are identified, PIMCO will shift assets among sectors depending upon changes in relative valuations and credit spreads. There is no guarantee that PIMCO’s security selection techniques will produce the desired results.

U.S. Government Securities

U.S. Government Securities are obligations of, or guaranteed by, the U.S. Government, its agencies or government-sponsored enterprises. U.S. Government Securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. U.S. Government Securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

Municipal Bonds

Municipal bonds are generally issued by states and local governments and their agencies, authorities and other instrumentalities. Municipal bonds are subject to interest rate, credit and market risk. The ability of an issuer to make payments could be affected by litigation, legislation or other political events or the bankruptcy of the issuer. Lower rated municipal bonds are subject to greater credit and market risk than higher quality municipal bonds. The types of municipal bonds in which the Funds may invest include municipal lease obligations. The Funds may also invest in securities issued by entities whose underlying assets are municipal bonds.

The Funds may invest, without limitation, in residual interest bonds, which are created by depositing municipal securities in a trust and dividing the income stream of an underlying municipal bond in two parts, one, a variable rate security and the other, a residual interest bond. The interest rate for the variable rate security is determined by an index or an auction process held approximately every 7 to 35 days, while the residual interest bond holder receives the balance of the income from the underlying municipal bond less an auction fee. The market prices of residual interest bonds may be highly sensitive to changes in market rates and may decrease significantly when market rates increase.

Mortgage-Related and Other Asset-Backed Securities

Each Fund may invest in mortgage- or other asset-backed securities. Each Fund may invest all of its assets in such securities. Mortgage-related securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property.

The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. If unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of the security can be expected to increase. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund’s yield to maturity from these securities. Each Fund may invest up to 5% of its total assets in any combination of mortgage-related or other asset-backed IO, PO, or inverse floater securities.

Each Fund may invest in collateralized debt obligations (“CDOs”), which includes collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high-risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The Funds may invest in other asset-backed securities that have been offered to investors.

44	PIMCO Funds

Loan Participations and Assignments

Certain Funds may invest in fixed- and floating-rate loans, which investments generally will be in the form of loan participations and assignments of portions of such loans. Participations and assignments involve special types of risk, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. If a Fund purchases a participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower.

Corporate Debt Securities

Corporate debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates rise, the value of corporate debt securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

High Yield Securities

Securities rated lower than Baa by Moody’s or lower than BBB by S&P are sometimes referred to as “high yield” or “junk” bonds. Investing in high yield securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields, high yield securities typically entail greater potential price volatility and may be less liquid than higher-rated securities. High yield securities may be regarded as predominately speculative with respect to the issuer’s continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities.

Variable and Floating Rate Securities

Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. Each Fund may invest in floating rate debt instruments (“floaters”) and engage in credit spread trades. While floaters provide a certain degree of protection against rises in interest rates, a Fund will participate in any declines in interest rates as well. Each Fund may also invest in inverse floating rate debt instruments (“inverse floaters”). An inverse floater may exhibit greater price volatility than a fixed rate obligation of similar credit quality. Each Fund may invest up to 5% of its total assets in any combination of mortgage-related or other asset-backed IO, PO, or inverse floater securities.

Inflation-Indexed Bonds

Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Event-Linked Exposure

Each Fund may obtain event-linked exposure by investing in “event-linked bonds” or “event-linked swaps” or implement “event-linked strategies.” Event-linked exposure results in gains or losses that typically are contingent, or formulaically related to defined trigger events. Examples of trigger events include hurricanes, earthquakes, weather-related phenomena, or statistics relating to such events. Some event-linked bonds are commonly referred to as “catastrophe bonds.” If a trigger event occurs, a Fund may lose a portion or its entire principal invested in the bond or notional amount on a swap. Event-linked exposure often provides for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. Event-linked exposure may also expose a Fund to certain unanticipated risks including credit risk, counterparty risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences. Event-linked exposures may also be subject to liquidity risk.

Convertible and Equity Securities

Each Fund may invest in convertible securities. Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, that are convertible into or exercisable for common stock at a stated price or rate. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security will normally also provide income and is subject to interest rate risk. Convertible securities may be lower-rated securities subject to greater levels of credit risk. A Fund may be forced to convert a security before it would otherwise choose, which may have an adverse effect on the Fund’s ability to achieve its investment objective.

Prospectus	45

While the Real Return Fund intends to invest primarily in fixed income securities, it may invest in convertible securities or equity securities. While some countries or companies may be regarded as favorable investments, pure fixed income opportunities may be unattractive or limited due to insufficient supply, or legal or technical restrictions. In such cases, the Fund may consider convertible securities or equity securities to gain exposure to such investments.

While the Fundamental IndexPLUS TR Fund and International StocksPLUS TR Strategy Fund will generally invest in equity derivatives and will not normally invest directly in equity securities, the Fund may invest without limit directly in equity securities, including common stocks, preferred stocks, and convertible securities. In addition, the CommodityRealReturn Strategy Fund may invest in equity securities of issuers in commodity-related industries, and the RealEstateRealReturn Strategy Fund may invest in REITs and equity securities of issuers in real estate-related industries. When investing directly in equity securities, a Fund will not be limited to only those equity securities with any particular weighting in such Fund’s respective benchmark index, if any. Generally, the Funds will consider investing directly in equity securities when derivatives on the underlying securities appear to be overvalued.

Equity securities generally have greater price volatility than fixed income securities. The market price of equity securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally or particular industries represented in those markets. The value of an equity security may also decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Foreign (Non-U.S.) Securities

Each Fund may invest in foreign (non-U.S.) securities. Investing in foreign securities involves special risks and considerations not typically associated with investing in U.S. securities. Shareholders should consider carefully the substantial risks involved for Funds that invest in securities issued by foreign companies and governments of foreign countries. These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; and political instability. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. The securities markets, values of securities, yields and risks associated with foreign securities markets may change independently of each other. Also, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in foreign securities may also involve higher custodial costs than domestic investments and additional transaction costs with respect to foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in foreign currencies.

Certain Funds also may invest in sovereign debt issued by governments, their agencies or instrumentalities, or other government-related entities. Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In addition, there is no bankruptcy proceeding by which defaulted sovereign debt may be collected.

•	Emerging Market Securities. Each Fund (except the International StocksPLUS TR Strategy Fund) may invest up to 10% of its total assets in securities of issuers based in countries with developing (or “emerging market”) economies. The International StocksPLUS TR Strategy Fund may invest up to 10% of its total assets in Fixed Income Instruments of issuers based in countries with emerging market economies and may invest in emerging market equity securities up to the approximate weightings in the Fund’s index.

A security is economically tied to an emerging market country if it is principally traded on the country’s securities markets, or the issuer is organized or principally operates in the country, derives a majority of its income from its operations within the country, or has a majority of its assets in the country. The adviser has

46	PIMCO Funds

broad discretion to identify and invest in countries that it considers to qualify as emerging securities markets. However, an emerging securities market is generally considered to be one located in any country that is defined as an emerging or developing economy by the World Bank or its related organizations, or the United Nations or its authorities. In making investments in emerging market securities, the Funds emphasize countries with relatively low gross national product per capita and with the potential for rapid economic growth. The adviser will select the country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, and any other specific factors it believes to be relevant.

Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in foreign, developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging markets securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

Each Fund may invest in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with a debt restructuring. Investments in Brady Bonds may be viewed as speculative. Brady Bonds acquired by a Fund may be subject to restructuring arrangements or to requests for new credit, which may cause the Fund to suffer a loss of interest or principal on any of its holdings.

Foreign (Non-U.S.) Currencies

A Fund that invests directly in foreign currencies or in securities that trade in, or receive revenues in, foreign currencies will be subject to currency risk. Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments.

•

Foreign Currency Transactions.  Funds that invest in securities denominated in foreign currencies may engage in foreign currency transactions on a spot (cash) basis, and enter into forward foreign currency exchange contracts and invest in foreign currency futures contracts and options on foreign currencies and futures. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract, reduces a Fund’s exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. The effect on the value of a Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. A contract to sell foreign currency would limit any potential gain which might be realized if the value of the hedged currency increases. A Fund may enter into these contracts to hedge against foreign exchange risk, to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in such transactions at any given time or from time to time. Also, such transactions may not be successful and may eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies. A Fund may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange

Prospectus	47

rates between the two currencies are positively correlated. The Fund will segregate or “earmark” assets determined to be liquid by PIMCO to cover its obligations under forward foreign currency exchange contracts entered into for non-hedging purposes.

Repurchase Agreements

Each Fund may enter into repurchase agreements, in which the Fund purchases a security from a bank or broker-dealer, which agrees to repurchase the security at the Fund’s cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Reverse Repurchase Agreements, Dollar Rolls And Other Borrowings

Each Fund may enter into reverse repurchase agreements and dollar rolls, subject to a Fund’s limitations on borrowings. A reverse repurchase agreement or dollar roll involves the sale of a security by a Fund and its agreement to repurchase the instrument at a specified time and price, and may be considered a form of borrowing for some purposes. A Fund will segregate or “earmark” assets determined to be liquid by PIMCO or otherwise cover its obligations under reverse repurchase agreements, dollar rolls and other borrowings. Reverse repurchase agreements, dollar rolls and other forms of borrowings may create leveraging risk for a Fund.

Each Fund may borrow money to the extent permitted under the Investment Company Act of 1940, as amended (“1940 Act”). This means that, in general, a Fund may borrow money from banks for any purpose on a served basis in an amount up to  1/3 of the Fund’s total assets. A Fund may also borrow money for temporary administrative purposes on an unsecured basis in an amount not to exceed 5% of the Fund’s total assets.

Derivatives

Each Fund may, but is not required to, use derivative instruments for risk management purposes or as part of its investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. Examples of derivative instruments include options contracts, futures contracts, options on futures contracts and swap agreements (including, but not limited to, credit default swaps). Each Fund may invest some or all of its assets in derivative instruments. A portfolio manager may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed. A description of these and other derivative instruments that the Funds may use are described under “Investment Objectives and Policies” in the Statement of Additional Information.

A Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments. A description of various risks associated with particular derivative instruments is included in “Investment Objectives and Policies” in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Funds.

Management Risk.  Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

Credit Risk.  The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a “counterparty”) to make required payments or otherwise comply with the contract’s terms. Additionally, credit default swaps could result in losses if a Fund does not correctly evaluate the creditworthiness of the company on which the credit default swap is based.

Liquidity Risk.  Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Leverage Risk.  Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a Fund uses derivatives for leverage, investments in that Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, each Fund will segregate or “earmark” assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under derivative instruments.

48	PIMCO Funds

Lack of Availability.  Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, the portfolio manager may wish to retain the Fund’s position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other suitable counterparty can be found. There is no assurance that a Fund will engage in derivatives transactions at any time or from time to time. A Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.

Market and Other Risks.  Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund’s interest. If a portfolio manager incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. A Fund may also have to buy or sell a security at a disadvantageous time or price because the Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, a Fund’s use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments.

•     A Note on the CommodityRealReturn Strategy Fund.  The CommodityRealReturn Strategy Fund typically will seek to gain exposure to the commodity markets by investing in commodity swap agreements. The fund may also invest in commodity options, futures, options on futures and index-linked and commodity-linked “structured” notes (together with commodity swap agreements, “commodity-linked derivative investments”).

The value of a commodity-linked derivative investment generally is based upon the price movements of a physical commodity (such as energy, mineral, or agricultural products), a commodity futures contract or commodity index, or other economic variable based upon changes in the value of commodities or the commodities markets. Swap transactions are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows or assets at specified intervals in the future. The obligations may extend beyond one year. There is no central exchange or market for swap transactions and therefore they are less liquid investments than exchange-traded instruments.

The Fund may seek exposure to the commodity markets through investments in commodity-linked or index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the value of commodities, commodity futures contracts or the performance of commodity indices. These notes are sometimes referred to as “structured notes” because the terms of these notes may be structured by the issuer and the purchaser of the note. The Fund would typically invest in these notes if commodity swaps were no longer available for investment or were no longer considered attractive investment vehicles. The value of these notes will rise or fall in response to changes in the underlying commodity or related index of investment. These notes expose the Fund economically to movements in commodity prices. These notes also are subject to risks, such as credit, market and interest rate risks, that in general affect the values of debt securities. Therefore, at the maturity of the note, the Fund may receive more or less principal that it originally invested. The Fund might receive interest payments on the note that are more or less than the stated coupon interest payments.

If the Fund were to seek exposure to the commodity markets through investments in these notes, it is possible that a lesser amount of the Fund’s assets would be available for investment in inflation-indexed instruments and other Fixed Income Instruments, which could adversely affect the Fund’s total return.

Real Estate Investment Trusts (REITs)

REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. Some REITs also finance real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is not taxed on the income distributed to shareholders. Therefore, REITs tend to pay higher dividends than other issuers.

Prospectus	49

REITs can be divided into three basic types: Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property. They derive their income primarily from rents received and any profits on the sale of their properties. Mortgage REITs invest the majority of their assets in real estate mortgages and derive most of their income from mortgage interest payments. As its name suggests, Hybrid REITs combine characteristics of both Equity REITs and Mortgage REITs.

An investment in a REIT, or in a real-estate linked derivative instrument linked to the value of a REIT, is subject to the risks that impact the value of the underlying properties of the REIT. These risks include loss to casualty or condemnation, and changes in supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. Other factors that may adversely affect REITs include poor performance by management of the REIT, changes to the tax laws, or failure by the REIT to qualify for tax-free distribution of income. REITs are also subject to default by borrowers and self-liquidation, and are heavily dependent on cash flow. Some REITs lack diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. Mortgage REITs may be impacted by the quality of the credit extended.

Delayed Funding Loans and Revolving Credit Facilities

The Funds may also enter into, or acquire participations in, delayed funding loans and revolving credit facilities, in which a lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. These commitments may have the effect of requiring a Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that a Fund is committed to advance additional funds, it will segregate or “earmark” assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees in an amount sufficient to meet such commitments. Delayed funding loans and revolving credit facilities are subject to credit, interest rate and liquidity risk and the risks of being a lender.

When-Issued, Delayed Delivery and Forward Commitment Transactions

Each Fund may purchase securities which it is eligible to purchase on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date. This risk is in addition to the risk that the Fund’s other assets will decline in value. Therefore, these transactions may result in a form of leverage and increase a Fund’s overall investment exposure. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated or “earmarked” to cover these positions.

Investment in Other Investment Companies

The All Asset and All Asset All Authority Funds invest substantially all of their assets in other investment companies. An investment by the All Asset Fund or the All Asset All Authority Fund in a particular Underlying Fund normally will not exceed 50% of the Fund’s total assets. Each other Fund may invest up to 10% of its total assets in securities of other investment companies, such as open-end or closed-end management investment companies, or in pooled accounts or other investment vehicles which invest in foreign markets. As a shareholder of an investment company, a Fund may indirectly bear service and other fees which are in addition to the fees the Fund pays its service providers.

Subject to the restrictions and limitations of the 1940 Act, each Fund may elect to pursue its investment objectives either by investing directly in securities or, by investing in one or more underlying investment vehicles or companies that have substantially similar investment objectives, policies and limitations as the Fund. The Funds may also invest in exchange traded funds, subject to the restrictions and limitations of the 1940 Act.

Short Sales

Each Fund may make short sales as part of its overall portfolio management strategies or to offset a potential decline in value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. Short sales expose a Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as “covering” the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. A Fund making a short sale must segregate or “earmark” assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees or otherwise cover its position in a permissible manner.

Illiquid Securities

Each Fund may invest up to 15% of its net assets in illiquid securities. Certain illiquid securities may require pricing at fair value as determined in good faith under the supervision of the Board of Trustees. A portfolio manager may be subject to significant delays in disposing of illiquid securities, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions

50	PIMCO Funds

in liquid securities. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Loans of Portfolio Securities

For the purpose of achieving income, each Fund may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see “Investment Objectives and Policies” in the Statement of Additional Information for details. When a Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. A Fund may pay lending fees to a party arranging the loan.

Portfolio Turnover

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

Temporary Defensive Strategies

For temporary or defensive purposes, each Fund may invest without limit in U.S. debt securities, including taxable securities and short-term money market securities, when PIMCO deems it appropriate to do so. When a Fund engages in such strategies, it may not achieve its investment objective.

Changes in Investment Objectives and Policies

The investment objective of each of the International StocksPLUS TR Strategy and RealEstateRealReturn Strategy Funds is non-fundamental and may be changed without shareholder approval. The investment objective of each other Fund is fundamental and may not be changed without shareholder approval. Unless otherwise stated, all other investment policies of the Funds may be changed by the Board of Trustees without shareholder approval.

Percentage Investment Limitations

Unless otherwise stated, all percentage limitations on Fund investments listed in this prospectus will apply at the time of investment. A Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment. For each Fund that has adopted a policy to invest at least 80% of its assets in investments suggested by its name, the term “assets” means net assets plus the amount of any borrowings for investment purposes.

Credit Ratings and Unrated Securities

Rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. Appendix A to this prospectus describes the various ratings assigned to fixed income securities by Moody’s and S&P. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risks. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. A Fund will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. PIMCO does not rely solely on credit ratings, and develops its own analysis of issuer credit quality.

A Fund may purchase unrated securities (which are not rated by a rating agency) if its portfolio manager determines that the security is of comparable quality to a rated security that the Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the portfolio manager may not accurately evaluate the security’s comparative credit rating. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher- quality fixed income securities. To the extent that a Fund invests in high yield and/or unrated securities, the Fund’s success in achieving its investment objective may depend more heavily on the portfolio manager’s creditworthiness analysis than if the Fund invested exclusively in higher-quality and rated securities.

Other Investments and Techniques

The Funds may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this prospectus. These securities and techniques may subject the Funds to additional risks. Please see the Statement of Additional Information for additional information about the securities and investment techniques described in this prospectus and about additional securities and techniques that may be used by the Funds.

Prospectus	51

Descriptions of the Underlying Funds

Because the All Asset and All Asset All Authority Funds invest their assets in some or all Underlying Funds as discussed above, and not all of the Underlying Funds are offered in this prospectus, the following provides a general description of the main investments and other information about the Underlying Funds. At the discretion of PIMCO and without shareholder approval, the All Asset and All Asset All Authority Funds may invest in additional PIMCO Funds created in the future. For a complete description of an Underlying Fund, please see that Fund’s Institutional Class prospectus, which is incorporated herein by reference and is available free of charge by telephoning the Trust at 1-800-927-4648.

		Main Investments	Duration	Credit Quality(1)	Non-U.S. Dollar Denominated Securities(2)
Short Duration Bond Funds	Money Market	Money market instruments	≤ 90 days dollar-weighted average maturity	Min 95% Prime 1; ≤ 5% Prime 2	0%
	Floating Income	Variable and floating-rate securities and their economic equivalents	0–1 year	Caa to Aaa; max 10% below B	0–30%
	Short-Term	Money market instruments and short maturity fixed income securities	0–1 year	B to Aaa; max 10% below Baa	0–10%
	Low Duration	Short maturity fixed income securities	1–3 years	B to Aaa; max 10% below Baa	0–30%
	Low Duration II	Short maturity fixed income securities with quality and non-U.S. issuer restrictions	1–3 years	A to Aaa	0%
	Low Duration III	Short maturity fixed income securities with prohibitions on firms engaged in socially sensitive practices	1–3 years	B to Aaa; max 10% below Baa	0–30%
Intermediate Duration Bond Funds	Moderate Duration	Short and intermediate maturity fixed income securities	2–5 years	B to Aaa; max 10% below Baa	0–30%
	High Yield	Higher-yielding fixed income securities	2–6 years	Caa to Aaa; min 80% below Baa subject to max 5% Caa	0–20%
	Total Return	Intermediate maturity fixed income securities	3–6 years	B to Aaa; max 10% below Baa	0–30%
	Total Return II	Intermediate maturity fixed income securities with quality and non-U.S. issuer restrictions	3–6 years	Baa to Aaa	0%
	Total Return III	Intermediate maturity fixed income securities with prohibitions on firms engaged in socially sensitive practices	3–6 years	B to Aaa; max 10% below Baa	0–30%
	GNMA	Short and intermediate maturity mortgage-related fixed income securities issued by the Government National Mortgage Association	1–7 years	Baa to Aaa; max 10% below Aaa	0%
	Total Return Mortgage	Short and intermediate maturity mortgage-related fixed income securities	1–7 years	Baa to Aaa; max 10% below Aaa	0%
	Investment Grade Corporate Bond	Corporate fixed income securities	3–7 years	B to Aaa; max 10% below Baa	0–30%
	Diversified Income	Investment grade corporate, high yield and emerging market fixed income securities	3–8 years	Max 10% below B	0–30%

52	PIMCO Funds

Descriptions of the Underlying Funds (continued)

		Main Investments	Duration	Credit Quality(1)	Non-U.S. Dollar Denominated Securities(2)
Long Duration Bond Funds	Long-Term U.S. Government	Long-term maturity fixed income securities	≥ 8 years	A to Aaa	0%
Real Return Strategy Funds	Real Return	Inflation-indexed fixed income securities	+/-3 years of its Index	B to Aaa; max 10% below Baa	0–30%
	Real Return II	Inflation-indexed fixed income securities with quality and non-U.S. denominated restrictions	+/-3 years of its Index	Baa to Aaa	0%
	Real Return Asset	Inflation-indexed fixed income securities	+/-4 years of its Index	B to Aaa; max 20% below Baa	0–30%
	CommodityReal Return Strategy	Commodity-linked derivatives backed by a portfolio of inflation-indexed and other fixed income securities	0–10 years	B to Aaa; max 10% below Baa	0–30%
	RealEstateReal Return Strategy	Real estate-linked derivative instruments backed by a portfolio of inflation-indexed and other fixed income securities	0–10 years	B to Aaa; max 10% below Baa	0–30%
Tax Exempt Bond Funds	Short Duration Municipal Income	Short to intermediate maturity municipal securities (exempt from federal income tax)	0–3 years	Baa to Aaa	0%
	California Intermediate Municipal Bond	Intermediate maturity municipal securities (exempt from federal and California income tax)	3–7 years	B to Aaa; max 10% below Baa	0%
	Municipal Bond	Intermediate to long-term maturity municipal securities (exempt from federal income tax)	3–10 years	Ba to Aaa; max 10% below Baa	0%
	California Municipal Bond	Intermediate to long-term maturity municipal securities (exempt from federal and California income tax)	3–12 years	B to Aaa; max 10% below Baa	0%
	New York Municipal Bond	Intermediate to long-term maturity municipal securities (exempt from federal and New York income tax)	3–12 years	B to Aaa; max 10% below Baa	0%
International Bond Funds	Global Bond (Unhedged)	U.S. and non-U.S. intermediate maturity fixed income securities	3–7 years	B to Aaa; max 10% below Baa	25–75%(3)
	Global Bond (U.S. Dollar-Hedged)	U.S. and hedged non-U.S. intermediate maturity fixed income securities	3–7 years	B to Aaa; max 10% below Baa	25–75%(3)
	Foreign Bond (Unhedged)	Intermediate maturity non-U.S. fixed income securities	3–7 years	B to Aaa; max 10% below Baa	≥ 80%(3)
	Foreign Bond (U.S. Dollar-Hedged)	Intermediate maturity hedged non-U.S. fixed income securities	3–7 years	B to Aaa; max 10% below Baa	≥ 80%(3)
	Developing Local Markets Fund	Currencies or fixed income securities denominated in currencies of non-U.S. countries	0-8 years	Max 15% below B	≥80%(3)
	Emerging Markets Bond	Emerging market fixed income securities	0–8 years	Max 15% below B	≥ 80%(3)
Convertible Funds	Convertible	Convertible securities	N/A	Max 20% below B	0–30%
	European Convertible	European convertible securities	N/A	B to Aaa; max 40% below Baa	≥ 80%(4)

Prospectus	53

Descriptions of the Underlying Funds (continued)

		Main Investments	Duration	Credit Quality(1)	Non-U.S. Dollar Denominated Securities(2)
Equity-Related Funds	Fundamental IndexPLUS	Research Affiliates Fundamental 1000 Index derivatives backed by a portfolio of short-term fixed-income securities	0–1 year	B to Aaa; max 10% below Baa	0–30%
	StocksPLUS	S&P 500 stock index derivatives backed by a portfolio of short-term fixed-income securities	0–1 year	B to Aaa; max 10% below Baa	0–30%
	StocksPLUS Total Return	S&P 500 stock index derivatives backed by a portfolio of short and intermediate maturity fixed-income securities	1–6 years	B to Aaa; max 10% below Baa	0–30%
	European StocksPLUS TR Strategy	European equity derivatives backed by a portfolio of fixed income securities	1–6 years	B to Aaa; max 10% below Baa	0–30%(5)
	Far East (ex-Japan) StocksPLUS TR Strategy	Far Eastern (excluding Japan) equity derivatives backed by a portfolio of fixed income securities	1–6 years	B to Aaa; max 10% below Baa	0–30%(5)
	Fundamental IndexPLUS TR	Research Affiliates Fundamental 1000 Index derivatives backed by a portfolio of short and intermediate maturity fixed income securities	1–6 years	B to Aaa; max 10% below Baa	0–30%
	International StocksPLUS TR Strategy	Non-U.S. equity derivatives backed by a portfolio of fixed income securities	1–6 years	B to Aaa; max 10% below Baa	0–30%(5)
	Japanese StocksPLUS TR Strategy	Japanese equity derivatives backed by a portfolio of fixed income securities	1–6 years	B to Aaa; max 10% below Baa	0–30%(5)
	StocksPLUS TR Short Strategy	Short S&P 500 stock index derivatives backed by a portfolio of fixed income securities	1–6 years	B to Aaa; max 10% below Baa	0–30%
	StocksPLUS Municipal-Backed	S&P 500 stock index derivatives backed by a portfolio of investment grade debt securities exempt from federal income tax	1–10 years	Baa to Aaa; max 10% Baa	0%

(1)	As rated by Moody’s, or equivalently rated by S&P, or if unrated, determined by PIMCO to be of comparable quality.
(2)	Each Underlying Fund (except the California Intermediate Municipal Bond, California Municipal Bond, Long-Term U.S. Government, Low Duration II, Municipal Bond, New York Municipal Bond, Short Duration Municipal Income, StocksPLUS Municipal-Backed and Total Return II Funds) may invest beyond these limits in U.S. dollar-denominated securities of non-U.S. issuers.
(3)	The percentage limitation relates to securities of non-U.S. issuers denominated in any currency.
(4)	The percentage limitation relates to convertible securities issued by, or convertible into, an issuer located in any European country.
(5)	Limitation with respect to the Fund’s fixed income investments. The Fund may invest without limit in equity securities denominated in non-U.S. currencies.

54	PIMCO Funds

[THIS PAGE INTENTIONALLY LEFT BLANK]

Prospectus	55

Financial Highlights

The financial highlights table is intended to help a shareholder understand the financial performance of Class D shares of each Fund since the class of shares was first offered. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in Class D shares of a Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Fund’s financial statements, are included in the Trust’s annual report to shareholders. The annual and semi-annual reports are incorporated by reference in the Statement of Additional Information and are available free of charge upon request from the Distributor. Note: All footnotes to the financial highlights table appear at the end of the tables.

Year or Period Ended	Net Asset Value Beginning of Period	Net Investment Income (Loss)++(a)	Net Realized and Unrealized Gain (Loss) on Investments++(a)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains
All Asset Fund
03/31/05	$12.78	$0.77	$(0.17)	$0.60	$(0.70)	$(0.07)
04/30/2003 - 03/31/2004	11.39	0.63	1.29	1.92	(0.44)	(0.09)
CommodityRealReturn Strategy Fund
03/31/05	$15.66	$0.38	$1.14	$1.52	$(0.77)	$(0.18)
03/31/2004	12.03	0.19	4.98	5.17	(1.40)	(0.14)
11/29/2002 - 03/31/2003	11.38	0.16	1.25	1.41	(0.76)	0.00
International StocksPLUS TR Strategy Fund
03/31/05	$10.76	$0.10	$1.06	$1.16	$(1.03)	$(0.34)
10/30/2003 - 03/31/2004	10.00	0.01	1.01	1.02	(0.26)	0.00
Real Return Fund
03/31/05	$11.79	$0.36	$(0.03)	$0.33	$(0.38)	$(0.32)
03/31/2004	11.42	0.35	0.88	1.23	(0.35)	(0.51)
03/31/2003	10.29	0.45	1.31	1.76	(0.48)	(0.15)
03/31/2002	10.40	0.32	0.12	0.44	(0.45)	(0.10)
03/31/2001	9.92	0.72	0.60	1.32	(0.76)	(0.08)
RealEstateRealReturn Strategy Fund
03/31/05	$11.96	$0.24	$1.31	$1.55	$(3.96)	$(0.22)
10/30/2003 - 03/31/2004	10.00	0.16	2.63	2.79	(0.83)	0.00
StocksPLUS Fund
03/31/05	$9.44	$0.10	$0.39	$0.49	$(0.49)	$0.00
03/31/2004	7.56	0.06	2.52	2.58	(0.70)	0.00
03/31/2003	9.93	0.18	(2.43)	(2.25)	(0.12)	0.00
03/31/2002	10.12	0.39	(0.36)	0.03	(0.22)	0.00
03/31/2001	14.08	0.78	(3.59)	(2.81)	(0.24)	(0.91)
StocksPLUS Total Return Fund
03/31/05	$12.12	$0.12	$0.65	$0.77	$(0.12)	$(0.42)
07/31/2003 - 03/31/2004	10.75	0.02	1.77	1.79	(0.03)	(0.39)

+	Annualized.
++	As a result of a change in generally accepted accounting principles, the Fund has reclassified periodic payments made or received for certain derivative instruments, which were previously included within miscellaneous income, to a component of realized gain (loss) in the Statement of Operations. The effects of these reclassifications are noted in the discussion of Swap Agreements in the Notes to the Financial Statements in the March 31, 2005 Annual Report.
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets (excluding recoupment of expenses of Underlying Funds in which the Fund invests) is 0.90%.
(c)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.90%.
(d)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 1.72%.
(e)	Ratio of expenses to average net assets excluding interest expense is 0.90%.
(f)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 1.35%.
(g)	Ratio of expenses to average net assets excluding interest expense is 1.24%.
(h)	Ratio of expenses to average net assets excluding interest expense is 1.05%.
(i)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 1.20%
(1)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 2.40%

56	PIMCO Funds

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000’s)++	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets++	Portfolio Turnover Rate

$0.00	$(0.77)	$12.61	4.73%	$227,657	0.86	%(c)	6.08%	92%
0.00	(0.53)	12.78	17.15	100,007	0.86	+ (b)(c)	5.65 +	99

$0.00	$(0.95)	$16.23	10.36%	$1,089,498	1.24%		2.50%	264%
0.00	(1.54)	15.66	44.79	555,629	1.24		1.33	290
0.00	(0.76)	12.03	12.71	3,069	1.24	+ (1)	(40.25)+	492

$(0.15)	$(1.52)	$10.40	9.71%	$367	1.35%		0.90%	666%
0.00	(0.26)	10.76	10.27	110	1.35	+ (d)	10.17 +	41

$0.00	$(0.70)	$11.42	3.00%	$1,210,596	0.90%		3.12%	369%
0.00	(0.86)	11.79	11.24	935,857	0.90		3.05	308
0.00	(0.63)	11.42	17.47	837,960	0.91	(e)	4.05	191
0.00	(0.55)	10.29	4.22	378,576	0.90		3.14	237
0.00	(0.84)	10.40	13.99	57,696	0.94	(e)	7.12	202

$(0.07)	$(4.25)	$9.26	10.13%	$6,954	1.24%		2.32%	510%
0.00	(0.83)	11.96	29.30	3,920	1.25	(f)(g)	33.79 +	158

$0.00	$(0.49)	$9.44	5.32%	$12,434	1.05%		1.05%	371%
0.00	(0.70)	9.44	34.43	8,660	1.05		0.62	287
0.00	(0.12)	7.56	(22.71)	2,000	1.05		2.17	282
0.00	(0.22)	9.93	0.22	1,998	1.06	(h)	3.88	455
0.00	(1.15)	10.12	(21.27)	2,769	1.05		6.08	270

$0.00	$(0.54)	$12.35	6.20%	$1,430	1.19	%(i)	1.00%	414%
0.00	(0.42)	12.12	16.90	524	1.19	+ (i)	0.22 +	282

Prospectus	57

Appendix A

Description of Securities Ratings

A Fund’s investments may range in quality from securities rated in the lowest category in which the Fund is permitted to invest to securities rated in the highest category (as rated by Moody’s or S&P or, if unrated, determined by PIMCO to be of comparable quality). The percentage of a Fund’s assets invested in securities in a particular rating category will vary. The following terms are generally used to describe the credit quality of fixed income securities:

High Quality Debt Securities are those rated, in one of the two highest rating categories (the highest category for commercial paper) or, if unrated, deemed comparable by PIMCO.

Investment Grade Debt Securities are those rated in one of the four highest rating categories or, if unrated, deemed comparable by PIMCO.

Below Investment Grade, High Yield Securities (“Junk Bonds”) are those rated lower than Baa by Moody’s or BBB by S&P and comparable securities. They are deemed to be predominately speculative with respect to the issuer’s ability to repay principal and interest.

The following is a description of Moody’s and S&P’s rating categories applicable to fixed income securities.

Moody's Investors Service, Inc.

Moody’s Long-Term Ratings: Bonds and Preferred Stock

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than with Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody’s applies numerical modifiers, 1, 2, and 3 in each generic rating classified from Aa through Caa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Corporate Short-Term Debt Ratings

Moody’s short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. Obligations relying upon support mechanisms such as letters of credit and bonds of indemnity are excluded unless explicitly rated.

Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Prospectus	A-1

PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

Short-Term Municipal Bond Ratings

There are three rating categories for short-term municipal bonds that define an investment grade situation, which are listed below. In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents an evaluation of the degree of risk associated with scheduled principal and interest payments, and the other represents an evaluation of the degree of risk associated with the demand feature. The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1. MIG ratings terminate at the retirement of the obligation while VMIG rating expiration will be a function of each issue’s specific structural or credit features.

MIG 1/VMIG 1: This designation denotes superior quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: This designation denotes strong quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3: This designation denotes acceptable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

SG: This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

Standard & Poor's Ratings Services

Corporate and Municipal Bond Ratings

Investment Grade

AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions, or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Speculative Grade

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

A-2	PIMCO Funds

B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC: Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC: The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C: The rating C is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI: The rating CI is reserved for income bonds on which no interest is being paid.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional ratings: The letter “p” indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

r: The “r” is attached to highlight derivative, hybrid, and certain other obligations that S&P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities.

The absence of an “r” symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R.: Not rated.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Commercial Paper Rating Definitions

An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from A for the highest quality obligations to D for the lowest. These categories are as follows:

A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B: Issues rated B are regarded as having only speculative capacity for timely payment.

C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

A commercial paper rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to S&P by the issuer or obtained from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.

Prospectus	A-3

PIMCO Funds

The Trust’s Statement of Additional Information (“SAI”) and annual and semi-annual reports to shareholders include additional information about the Funds. The SAI and the financial statements included in the Funds’ most recent annual report to shareholders are incorporated by reference into this prospectus, which means they are part of this prospectus for legal purposes. The Funds’ annual report discusses the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

You may get free copies of any of these materials, request other information about a Fund, or make shareholder inquiries by calling the Trust at 1-800-426-0107, or by writing to:

Allianz Global Investors Distributors LLC

2187 Atlantic Street

Stamford, CT 06902

You may also contact your financial service firm for details.

You may review and copy information about the Trust, including its SAI, at the Securities and Exchange Commission’s public reference room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the public reference room. You may also access reports and other information about the Trust on the Commission’s Web site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009, or by e-mailing your request to publicinfo@sec.gov.

You can also visit our Web site at www.allianzinvestors.com for additional information about the Funds, including the SAI and the annual and semi-annual reports.

Investment Company File number 811-5028

PIMCO Funds

INVESTMENT ADVISER AND ADMINISTRATOR

PIMCO, 840 Newport Center Drive, Newport Beach, CA 92660

DISTRIBUTOR

Allianz Global Investors Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902-6896

CUSTODIAN

State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO 64105

SHAREHOLDER SERVICING AGENT AND TRANSFER AGENT

PFPC Inc., P.O. Box 9688, Providence, RI 02940-9688

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO 64105

LEGAL COUNSEL

Dechert LLP, 1775 I Street N.W., Washington, D.C. 20006-2401

For further information about the PIMCO Funds, call 1-800-426-0107 or visit our Web site at www.allianzinvestors.com.

Not part of the prospectus

The PIMCO Funds & Allianz Funds Family

The PIMCO Funds & Allianz Funds offer access to the world-class investment firms of Allianz Global Investors–one of the world’s largest asset management companies, with more than $1 trillion under management (as of 12/31/04).

The PIMCO Funds are managed by PIMCO, widely recognized as one of the premier bond managers in the world. The PIMCO Funds cover the fixed-income spectrum, and also include the innovative Real Return Strategy and IndexPLUS funds. PIMCO Total Return Fund is the largest bond fund in the U.S.**

The Allianz Funds are managed by institutional equity managers, including the Allianz-owned investment firms NFJ Investment Group, Oppenheimer Capital, RCM Capital Management, Nicholas-Applegate Capital Management and PEA Capital. The Allianz Funds represent a wide range of investment strategies, including growth and value, small-, mid- and large-cap, domestic and international portfolios.

PIMCO Funds		Allianz Funds
Short-Duration Bond	Tax-Exempt Bond	Value Stock	International Stock
PIMCO Short-Term	PIMCO Short Duration Municipal Income	NFJ Dividend Value	NACM Global
PIMCO Low Duration	PIMCO Municipal Bond	NFJ Large-Cap Value	RCM Global Small-Cap
PIMCO Floating Income	PIMCO California Intermediate	OCC Renaissance	NFJ International Value
Core Bond	Municipal Bond	OCC Value	NACM International
PIMCO Total Return	PIMCO California Municipal Bond	NACM Flex-Cap Value	RCM International
Government/Mortgage Bond	PIMCO New York Municipal Bond	NFJ Small-Cap Value	Growth Equity
PIMCO GNMA	Real Return Strategy	Blend Stock	NACM Pacific Rim
PIMCO Total Return Mortgage	PIMCO Real Return	PEA Growth & Income	Sector-Related Stock
Corporate Bond	PIMCO CommodityRealReturn	CCM Capital Appreciation	RCM Global Healthcare
PIMCO Diversified Income	Strategy	OCC Core Equity	RCM Biotechnology
PIMCO High Yield	PIMCO RealEstateRealReturn Strategy	CCM Mid-Cap	RCM Global Technology
PIMCO Investment Grade	PIMCO All Asset	Growth Stock	RCM Innovation*
Corporate Bond	PIMCO All Asset All Authority
International Bond	IndexPLUS	RCM Large-Cap Growth
PIMCO Foreign Bond	PIMCO StocksPLUS	RCM Targeted Core Growth
(U.S. Dollar-Hedged)	PIMCO StocksPLUS Total Return	PEA Growth
PIMCO Foreign Bond (Unhedged)	PIMCO International StocksPLUS	NACM Growth
PIMCO Emerging Markets Bond	TR Strategy	RCM Mid-Cap
PIMCO Developing Local Markets	PIMCO Fundamental IndexPLUS	PEA Target
PIMCO Fundamental IndexPLUS TR

*	Proposed to merge with RCM Global Technology Fund on or about April 29, 2005.
**	As of 1/31/05 according to SimFunds.

This cover is not part of the Prospectus		AZ692D_12645
Allianz Global Investors Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902

PIMCO Funds

Prospects

July 29, 2005

Municipal Bond Funds

Share Classes	NATIONAL SHORT DURATION
A B C	TAX-EXEMPT BOND FUND
PIMCO Short Duration Municipal
Income Fund
NATIONAL TAX-EXEMPT BOND FUND
PIMCO Municipal Bond Fund
STATE-SPECIFIC TAX-EXEMPT BOND FUNDS
PIMCO California Intermediate Municipal Bond Fund
PIMCO California Municipal Bond Fund
PIMCO New York Municipal Bond Fund

This cover is not part of the Prospectus.

PIMCO Funds Prospectus

PIMCO Funds

July 29, 2005

Share Classes A, B and C

This prospectus describes 5 municipal bond mutual funds offered by PIMCO Funds (the “Trust”). The Funds provide access to the professional investment advisory services offered by Pacific Investment Management Company LLC (“PIMCO”). As of June 30, 2005, PIMCO managed approximately $493 billion in assets.

This prospectus explains what you should know about the Funds before you invest. Please read it carefully.

The Securities and Exchange Commission has not approved or disapproved these securities, or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Prospectus	1

Summary Information

The table below compares certain investment characteristics of the Funds. Other important characteristics are described in the individual Fund Summaries beginning on page 4. Following the table are certain key concepts which are used throughout the prospectus.

		Main Investments	Duration	Credit Quality(1)	Non-U.S. Dollar Denominated Securities
Tax-Exempt Bond Funds	Short Duration Municipal Income	Short to intermediate maturity municipal securities (exempt from federal income tax)	0–3 years	Baa to Aaa	0%
	California Intermediate Municipal Bond	Intermediate maturity municipal securities (exempt from federal and California income tax)	3–7 years	B to Aaa; max 10% below Baa	0%
	Municipal Bond	Intermediate to long-term maturity municipal securities (exempt from federal income tax)	3–10 years	Ba to Aaa; max 10% below Baa	0%
	California Municipal Bond	Intermediate to long-term maturity municipal securities (exempt from federal and California income tax)	3–12 years	B to Aaa; max 10% below Baa	0%
	New York Municipal Bond	Intermediate to long-term maturity municipal securities (exempt from federal and New York income tax)	3–12 years	B to Aaa; max 10% below Baa	0%

(1)	As rated by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Service (“S&P”), or if unrated, determined by PIMCO to be of comparable quality.

Fixed Income Instruments

Consistent with each Fund’s investment policies, each Fund will primarily invest in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax (“Municipal Bonds”). The term “Fixed Income Instruments” as used generally in this prospectus includes:

•	securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (“U.S. Government Securities”);
•	corporate debt securities of U.S. issuers, including convertible securities and corporate commercial paper;
•	mortgage-backed and other asset-backed securities;
•	inflation-indexed bonds issued both by governments and corporations;
•	structured notes, including hybrid or “indexed” securities, event-linked bonds and loan participations;
•	delayed funding loans and revolving credit facilities;
•	bank certificates of deposit, fixed time deposits and bankers’ acceptances;
•	repurchase agreements and reverse repurchase agreements;
•	debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;
•	obligations of foreign governments or their subdivisions, agencies and government-sponsored enterprises; and
•	obligations of international agencies or supranational entities.

The Funds may invest in derivatives based on Fixed Income Instruments.

Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury.

Duration

Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. Similarly, a Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration. By way of example, the price of a bond fund with a duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point.

Credit Ratings

In this prospectus, references are made to credit ratings of debt securities, which measure an issuer’s expected ability to pay principal and interest on time. Credit ratings are determined by rating organizations, such as S&P or Moody’s. The following terms are generally used to describe the credit quality of debt securities depending on the security’s credit rating or, if unrated, credit quality as determined by PIMCO:

•	high quality
•	investment grade
•	below investment grade (“high yield securities” or “junk bonds”)

2	PIMCO Funds

Summary Information (continued)

For a further description of credit ratings, see “Appendix A—Description of Securities Ratings.” As noted in Appendix A, Moody’s and S&P may modify their ratings of securities to show relative standing within a rating category, with the addition of numerical modifiers (1, 2 or 3) in the case of Moody’s, and with the addition of a plus (+) or minus (-) sign in the case of S&P. A Fund may purchase a security, regardless of any rating modification, provided the security is rated at or above the Fund’s minimum rating category. For example, a Fund may purchase a security rated B3 by Moody’s, or B- by S&P, provided the Fund may purchase securities rated B.

Fund Descriptions, Performance and Fees

The Funds provide a range of investment choices. The following summaries identify each Fund’s investment objective, principal investments and strategies, principal risks, performance information and fees and expenses. A more detailed “Summary of Principal Risks” describing principal risks of investing in the Funds begins after the Fund Summaries. Investors should be aware that the investments made by a Fund and the results achieved by a Fund at any given time are not expected to be the same as those made by other mutual funds for which PIMCO acts as investment adviser, including mutual funds with names, investment objectives and policies similar to the Funds. Please see “Disclosure of Portfolio Holdings” in the Statement of Additional Information for information about the availability of the complete schedule of each Fund’s holdings.

It is possible to lose money on investments in the Funds.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Prospectus	3

PIMCO California Intermediate Municipal Bond Fund	Ticker Symbols: PCMBX (A Class) N/A (B Class) N/A (C Class)

Principal Investments and Strategies	Investment Objective Seeks high current income exempt from federal and California income tax. Capital appreciation is a secondary objective. Fund Category Tax Exempt Bond	Fund Focus Intermediate maturity municipal securities (exempt from federal and California income tax) Average Portfolio Duration 3–7 years	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax (“California Municipal Bonds”). California Municipal Bonds generally are issued by or on behalf of the State of California and its political subdivisions, financing authorities and their agencies. The Fund may invest in debt securities of an issuer located outside of California whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax.

The Fund may invest without limit in “private activity” bonds whose interest is a tax-preference item for purposes of the federal alternative minimum tax (“AMT”). For shareholders subject to the AMT, a substantial portion of the Fund’s distributions may not be exempt from federal income tax. The Fund may invest up to 20% of its net assets in other types of Fixed Income Instruments. The average portfolio duration of this Fund normally varies within a three- to seven-year time frame based on PIMCO’s forecast for interest rates. The Fund will seek income that is high relative to prevailing rates from Municipal Bonds. Capital appreciation, if any, generally arises from decreases in interest rates or improving credit fundamentals for a particular state, municipality or issuer.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issues than a diversified Fund.

The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage-or asset-backed securities. The Fund may also invest in securities issued by entities whose underlying assets are Municipal Bonds, including, without limitation, residual interest bonds. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk	• Issuer Risk • Liquidity Risk • Derivatives Risk • Mortgage Risk	• Issuer Non-Diversification Risk • Leveraging Risk • Management Risk • California State-Specific Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund’s Class A shares, but do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A shares in the Average Annual Total Returns table reflect the impact of sales charges. For periods prior to the inception date of Class A shares (10/19/99), performance information shown in the bar chart and table is based on the performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual sales charges (in the Average Annual Total Returns table only), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

4	PIMCO Funds

PIMCO California Intermediate Municipal Bond Fund (continued)

Calendar Year Total Returns — Class A	More Recent Return Information

	1/1/05–6/30/05	0.95%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (7/1/01–9/30/01)	3.07%

	Lowest (4/1/04–6/30/04)	-1.86%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/04)

	1 Years	5 Year	Fund Inception (8/31/99)
Class A Return Before Taxes	-0.69%	4.73%	4.47%
Class A Return After Taxes on Distributions(1)	-0.70%	4.36%	4.11%
Class A Return After Taxes on Distributions and Sale of Fund Shares(1)	0.78%	4.39%	4.18%
Lehman Brothers California Intermediate Municipal Bond Index(2)	4.31%	6.53%	6.08%
Lipper California Intermediate Municipal Debt Fund Average(3)	2.55%	5.63%	5.26%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
(2)	The Lehman Brothers California Intermediate Municipal Bond Index is an unmanaged index comprised of California Municipal Bond issues having a maturity of at least 5 years and less than 10 years. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper California Intermediate Municipal Debt Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 65% of their assets in municipal debt issues that are exempt from taxation in California, with dollar weighted maturities of five to ten years. It does not take into account sales charges or taxes.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class A shares of the Fund:

Shareholder fees (fees paid directly from your investment)(1)

	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	Redemption Fee(2)
Class A	3%	0.50%(3)	2%

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)	Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.
(3)	Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)(2)	Total Annual Fund Operating Expenses
Class A	0.25%	0.25%	0.35%	0.85%

(1)	“Other Expenses” reflect an administrative fee of 0.35%.
(2)	Effective October 1, 2004, the Fund’s administrative fee was reduced by 0.05%, to 0.35% per annum.

Examples.  The Examples are intended to help you compare the cost of investing in Class A shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Class A	$384	$563	$757	$1,318

Prospectus	5

PIMCO California Municipal Bond Fund	Ticker Symbols: PCAAX (A Class) N/A (B Class) N/A (C Class)

Principal Investments and Strategies	Investment Objective Seeks high current income exempt from federal and California income tax. Capital appreciation is a secondary objective. Fund Category Tax Exempt Bond	Fund Focus Intermediate to long-term maturity municipal securities (exempt from federal and California income tax) Average Portfolio Duration 3–12 years	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax (“California Municipal Bonds”). California Municipal Bonds generally are issued by or on behalf of the State of California and its political subdivisions, financing authorities and their agencies. The Fund may invest in debt securities of an issuer located outside of California whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax.

The Fund may invest without limit in “private activity” bonds whose interest is a tax-preference item for purposes of the federal alternative minimum tax (“AMT”). For shareholders subject to the AMT, a substantial portion of the Fund’s distributions may not be exempt from federal income tax. The Fund may invest up to 20% of its net assets in other types of Fixed Income Instruments. The average portfolio duration of this Fund normally varies within a three- to twelve-year time frame based on PIMCO’s forecast for interest rates. The Fund will seek income that is high relative to prevailing rates from Municipal Bonds. Capital appreciation, if any, generally arises from decreases in interest rates or improving credit fundamentals for a particular state, municipality or issuer.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund.

The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may also invest in securities issued by entities whose underlying assets are Municipal Bonds, including, without limitation, residual interest bonds. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk	• Issuer Risk • Liquidity Risk • Derivatives Risk • Mortgage Risk	• Issuer Non-Diversification Risk • Leveraging Risk • Management Risk • California State-Specific Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund’s Class A shares, but do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of Class A shares (7/31/00), performance information shown in the bar chart and table is based on the performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual sales charges (in the Average Annual Total Returns table only), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

6	PIMCO Funds

PIMCO California Municipal Bond Fund (continued)

Calendar Year Total Returns — Class A
	More Recent Return Information

	1/1/05–6/30/05	2.75%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (4/1/02–6/30/02)	4.32%

	Lowest (4/1/04–6/1/04)	-2.51%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/04)

	1 Year	Fund Inception (5/16/00)(4)
Class A Return Before Taxes	0.22%	5.82%
Class A Return After Taxes on Distributions(1)	0.08%	5.11%
Class A Return After Taxes on Distributions and Sale of Fund Shares(1)	1.22%	5.09%
Lehman Brothers California Insured Municipal Bond Index(2)	4.67%	7.66%
Lipper California Municipal Debt Fund Average(3)	4.32%	6.68%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
(2)	The Lehman Brothers California Insured Municipal Bond Index is an unmanaged index comprised of insured California Municipal Bond issues. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper California Municipal Debt Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 65% of its assets in municipal debt issues that are exempt from taxation in California, with dollar-weighted average maturities of five to ten years. It does not take into account sales charges or taxes.
(4)	The Fund began operations on 5/16/00. Index comparisons began on 5/31/00.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class A shares of the Fund:

Shareholder fees (fees paid directly from your investment)(1)

	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	Redemption Fee(2)
Class A	3%	0.50%(3)	2%

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)	Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.
(3)	Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)(2)	Total Annual Fund Operating Expenses
Class A	0.25%	0.25%	0.35%	0.85%

(1)	“Other Expenses” reflect an administrative fee of 0.35%.
(2)	Effective October 1, 2004, the Fund’s administrative fee was reduced by 0.05%, to 0.35% per annum.

Examples.  The Examples are intended to help you compare the cost of investing in Class A shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Class A	$384	$563	$757	$1,318

Prospectus	7

PIMCO Municipal Bond Fund	Ticker Symbols: PMLAX (A Class) PMLBX (B Class) PMLCX (C Class)

Principal Investments and Strategies	Investment Objective Seeks high current income exempt from federal income tax, consistent with preservation of capital. Capital appreciation is a secondary objective. Fund Category Tax Exempt Bond	Fund Focus Intermediate to long-term maturity municipal securities (exempt from federal income tax) Average Portfolio Duration 3–10 years	Credit Quality Ba to Aaa; maximum 10% below Baa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax (“Municipal Bonds”). Municipal Bonds generally are issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities.

The Fund may invest up to 20% of its net assets in U.S. Government Securities, money market instruments and/or “private activity” bonds. For shareholders subject to the federal alternative minimum tax (“AMT”), distributions derived from “private activity” bonds must be included in their AMT calculations, and as such a portion of the Fund’s distribution may be subject to federal income tax. The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its net assets in Municipal Bonds or “private activity” bonds which are high yield securities (“junk bonds”) rated at least Ba by Moody’s or BB by S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest more than 25% of its total assets in bonds of issuers in California and New York. To the extent that the Fund concentrates its investments in California or New York, it will be subject to California or New York State Specific Risk. The average portfolio duration of this Fund normally varies within a three- to ten-year time frame based on PIMCO’s forecast for interest rates. The Fund will seek income that is high relative to prevailing rates from Municipal Bonds. Capital appreciation, if any, generally arises from decreases in interest rates or improving credit fundamentals for a particular state, municipality or issuer.

The Fund may invest in derivatives, such as options, futures contracts or swap agreements, and invest in mortgage- or asset-backed securities. The Fund may also invest in securities issued by entities whose underlying assets are Municipal Bonds, including, without limitation, residual interest bonds. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

Principal Risks

Among the principal risks of investing in the Fund which could adversely affect its net asset value, yield and total return are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk	• Issuer Risk • Liquidity Risk • Derivatives Risk • Leveraging Risk	• Management Risk • California State-Specific Risk • New York State-Specific Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund’s Class A shares, but do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual Total Returns table reflect the impact of sales charges. For periods prior to the inception date of Class A, B and C shares (4/1/98), performance information shown in the bar chart and table for those classes is based on the performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual sales charges (in the Average Annual Total Returns table only), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A, B and C shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

8	PIMCO Funds

PIMCO Municipal Bond Fund (continued)

Calendar Year Total Returns — Class A
	More Recent Return Information

	1/1/05–6/30/05	1.87%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (4/1/02–6/30/02)	3.96%

	Lowest (4/1/99–6/30/99)	-2.45%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/04)

	1 Year	5 Years	Fund Inception (12/31/97)
Class A Return Before Taxes	-0.56%	5.84%	4.35%
Class A Return After Taxes on Distributions(1)	-0.58%	5.74%	4.26%
Class A Return After Taxes on Distributions and Sale of Fund Shares(1)	0.89%	5.58%	4.27%
Class B Return Before Taxes	-3.19%	5.37%	4.02%
Class C Return Before Taxes	1.01%	5.96%	4.28%
Lehman Brothers General Municipal Bond Index(2)	4.48%	7.20%	5.73%
Lipper General Municipal Fund Average(3)	3.70%	6.27%	4.55%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for Class B and Class C shares will vary.
(2)	The Lehman Brothers General Municipal Bond Index is an unmanaged index of municipal bonds. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper General Municipal Debt Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 65% of their assets in municipal debt issues in the top four credit ratings. It does not take into account sales charges or taxes.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class A, B or C shares of the Fund:

Shareholder fees (fees paid directly from your investment)(1)

	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	Redemption Fee(2)
Class A	3%	1%(3)	2%
Class B	None	5%(4)(5)	2%
Class C	None	1%(6)	2%

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)	Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.
(3)	Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(4)	The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under “Classes of Shares—Class A, B and C Shares—Contingent Deferred Sales Charges (CDSCs)—Class B Shares.”
(5)	Class B shares are available only through exchanges of Class B shares of other funds.
(6)	The CDSC on Class C shares is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)(3)	Total Annual Fund Operating Expenses
Class A	0.25%	0.25%	0.35%	0.85%
Class B	0.25	1.00	0.35	1.60
Class C	0.25	0.75	0.35	1.35

(1)	Due to the 12b-1 distribution fee imposed on Class B and Class C shares, a Class B or Class C shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
(2)	“Other Expenses” reflect an administrative fee of 0.35%.
(3)	Effective October 1, 2004, the Fund’s administrative fee was reduced by 0.05%, to 0.35% per annum.

Examples. The Examples are intended to help you compare the cost of investing in Classes A, B or C of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem shares at the end of each period					Example: Assuming you do not redeem your shares
Share Class	Year 1	Year 3	Year 5	Year 10		Year 1	Year 3	Year 5	Year 10
Class A	$384	$563	$ 757	$1,318		$384	$563	$757	$1,318
Class B	663	805	1,071	1,699	*	163	505	871	1,699	*
Class C	237	428	739	1,624		137	428	739	1,624

*	For Class B shares purchased prior to January 1, 2002, this amount is $1,605.

Prospectus	9

PIMCO New York Municipal Bond Fund	Ticker Symbols: PNYAX (A Class) N/A (B Class) N/A (C Class)

Principal Investments and Strategies	Investment Objective Seeks high current income exempt from federal and New York income tax. Capital appreciation is a secondary objective. Fund Category Tax Exempt Bond	Fund Focus Intermediate to long-term maturity municipal securities (exempt from federal and New York income tax) Average Portfolio Duration 3–12 years	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and New York income tax (“New York Municipal Bonds”). New York Municipal Bonds generally are issued by or on behalf of the State of New York and its political subdivisions, financing authorities and their agencies. The Fund may invest in debt securities of an issuer located outside of New York whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and New York income tax.

The Fund may invest without limit in “private activity” bonds whose interest is a tax-preference item for purposes of the federal alternative minimum tax (“AMT”). For shareholders subject to the AMT, a substantial portion of the Fund’s distributions may not be exempt from federal income tax. The Fund may invest up to 20% of its net assets in other types of Fixed Income Instruments. The average portfolio duration of this Fund normally varies within a three-to twelve-year time frame, based on PIMCO’s forecast for interest rates. The Fund will seek income that is high relative to prevailing rates from Municipal Bonds. Capital appreciation, if any, generally arises from decreases in interest rates or improving credit fundamentals for a particular state, municipality or issuer.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund.

The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may also invest in securities issued by entities whose underlying assets are Municipal Bonds, including, without limitation, residual interest bonds. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

Principal Risks

Among the principal risks of investing in the Fund which could adversely affect its net asset value, yield and total return are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk	• Issuer Risk • Liquidity Risk • Derivatives Risk • Mortgage Risk	• Issuer Non-Diversification Risk • Leveraging Risk • Management Risk • New York State-Specific Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund’s Class A shares, but do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A shares in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of Class A shares (10/19/99), performance information shown in the bar chart and table is based on the performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual sales charges (in the Average Annual Total Returns table only), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

10	PIMCO Funds

PIMCO New York Municipal Bond Fund (continued)

Calendar Year Total Returns — Class A
	More Recent Return Information

	1/1/05–6/30/05	2.37%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (4/1/02–6/30/02)	4.87%

	Lowest (4/1/04–6/30/04)	-2.13%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/04)

	1 Year	5 Years	Fund Inception (8/31/99)
Class A Return Before Taxes	0.21%	6.48%	6.07%
Class A Return After Taxes on Distributions(1)	0.20%	6.06%	5.66%
Class A Return After Taxes on Distributions and Sale of Fund Shares(1)	1.18%	5.88%	5.51%
Lehman Brothers New York Insured Municipal Bond Index(2)	4.43%	7.78%	7.04%
Lipper New York Municipal Debt Fund Average(3)	3.49%	6.49%	5.68%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
(2)	The Lehman Brothers New York Insured Municipal Bond Index is an unmanaged index comprised of insured New York Municipal Bond issues. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper New York Municipal Debt Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 65% of their assets in municipal debt issues that are exempt from taxation in New York. It does not take into account sales charges or taxes.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class A shares of the Fund:

Shareholder fees (fees paid directly from your investment)(1)

	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	Redemption Fee(2)
Class A	3%	0.50%(3)	2%

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)	Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.
(3)	Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)(2)	Total Annual Fund Operating Expenses
Class A	0.25%	0.25%	0.35%	0.85%

(1)	“Other Expenses” reflect an administrative fee of 0.35%.
(2)	Effective October 1, 2004, the Fund’s administrative fee was reduced by 0.05%, to 0.35% per annum.

Examples. The Examples are intended to help you compare the cost of investing in Class A shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem shares at the end of each period				Example: Assuming you do not redeem your shares
Share Class	Year 1	Year 3	Year 5	Year 10	Year 1	Year 3	Year 5	Year 10
Class A	$384	$563	$757	$1,318	$384	$563	$757	$1,318

Prospectus	11

PIMCO Short Duration Municipal Income Fund	Ticker Symbols: PSDAX (A Class) N/A (B Class) PSDCX (C Class)

Principal Investments and Strategies	Investment Objective Seeks high current income exempt from federal income tax, consistent with preservation of capital. Fund Category Tax Exempt Bond	Fund Focus Short to intermediate maturity municipal securities (exempt from federal income tax) Average Portfolio Duration 0–3 years	Credit Quality Baa to Aaa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax (“Municipal Bonds”). Municipal Bonds generally are issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities.

The Fund does not intend to invest in securities whose interest is subject to the federal alternative minimum tax. The Fund may only invest in investment grade debt securities. The Fund may invest more than 25% of its total assets in bonds of issuers in California and New York. To the extent that the Fund concentrates its investments in California or New York, it will be subject to California or New York State Specific Risk. The average portfolio duration of this Fund varies based on PIMCO’s forecast for interest rates and under normal market conditions is not expected to exceed three years. The Fund will seek income that is high relative to prevailing rates from Municipal Bonds.

The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may also invest in securities issued by entities whose underlying assets are Municipal Bonds, including, without limitation, residual interest bonds. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • Market Risk • Issuer Risk	• Derivatives Risk • Mortgage Risk • Leveraging Risk	• Management Risk • California State-Specific Risk • New York State-Specific Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund’s Class A shares, but do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A shares in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of Class A shares (3/28/02), performance information shown in the bar chart and table is based on the performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual sales charges (in the Average Annual Total Returns table only), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A and Class C shares. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

12	PIMCO Funds

PIMCO Short Duration Municipal Income Fund (continued)

Calendar Year Total Returns — Class A
	More Recent Return Information

	1/1/05–6/30/05	-0.54%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (10/1/00–12/31/00)	1.91%

	Lowest (4/1/04–6/30/04)	-0.40%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/04)

	1 Year	5 Years	Fund Inception (8/31/99)
Class A Return Before Taxes	-1.92%	2.50%	2.54%
Class A Return After Taxes on Distributions(1)	-1.93%	2.46%	2.50%
Class A Return After Taxes on Distributions and Sale of Fund Shares(1)	-0.52%	2.51%	2.55%
Class C Return Before Taxes	-0.90%	2.46%	2.44%
Lehman Brothers 1-Year Municipal Bond Index(2)	1.06%	3.53%	3.49%
Lipper Short Municipal Debt Fund Average(3)	1.02%	3.45%	3.34%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for Class C shares will vary.
(2)	The Lehman Brothers 1-Year Municipal Bond Index is an unmanaged index comprised of National Municipal Bond issues having a maturity of at least 1 year and less than 2 years. It is not possible to invest directly in the index. This index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper Short Municipal Debt Fund Average is a total performance average of Funds tracked by Lipper, Inc. that invest in municipal debt issues with dollar-weighted maturities of less than three years. It does not take into account sales charges or taxes.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class A or C shares of the Fund:

Shareholder fees (fees paid directly from your investment)(1)

	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	Redemption Fee(2)
Class A	2.25%	0.50%(3)	2%
Class C	None	1%(4)	2%

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)	Shares that are held less than 7 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.
(3)	Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.
(4)	The CDSC on Class C shares is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses	Expense Reduction(3)	Net Fund Operating Expenses
Class A	0.20%	0.25%	0.35%	0.80%	(0.10)%	0.70%
Class C	0.20	0.55	0.35	1.10	(0.10)	1.00

(1)	Due to the 12b-1 distribution fee imposed on Class C shares, a Class C shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
(2)	“Other Expenses” reflect an administrative fee of 0.35%.
(3)	PIMCO and the Distributor have contractually agreed for the Fund’s current and next fiscal year (ending 3/31/06) to waive 0.05% of the Fund’s administrative fee and Distribution and/or Service/(12b-1) Fees, respectively, for the Class A and C shares of the Fund.

Examples.  The Examples are intended to help you compare the cost of investing in Classes A or C of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem shares at the end of each period				Example: Assuming you do not redeem your shares
Share Class	Year 1	Year 3	Year 5	Year 10	Year 1	Year 3	Year 5	Year 10
Class A	$295	$444	$606	$1,076	$295	$444	$606	$1,076
Class C	$202	$318	$552	$1,225	$102	$318	$552	$1,225

Prospectus	13

Summary of Principal Risks

The value of your investment in a Fund changes with the values of that Fund’s investments. Many factors can affect those values. The factors that are most likely to have a material effect on a particular Fund’s portfolio as a whole are called “principal risks.” The principal risks of each Fund are identified in the Fund Summaries and are described in this section. Each Fund may be subject to additional risks other than those described below because the types of investments made by a Fund can change over time. Securities and investment techniques mentioned in this summary that appear in bold type are described in greater detail under “Characteristics and Risks of Securities and Investment Techniques.” That section and “Investment Objectives and Policies” in the Statement of Additional Information also include more information about the Funds, their investments and the related risks. There is no guarantee that a Fund will be able to achieve its investment objective. It is possible to lose money by investing in a Fund.

Interest Rate Risk

As nominal interest rates rise, the value of fixed income securities held by a Fund is likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Inflation-indexed securities, including Treasury Inflation-Protected Securities (“TIPS”), decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.

Credit Risk

A Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. Municipal Bonds are subject to the risk that litigation, legislation or other political events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest.

High Yield Risk

Funds that invest in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) may be subject to greater levels of interest rate, credit and liquidity risk than Funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce a Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, a Fund may lose its entire investment.

Market Risk

The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Equity securities generally have greater price volatility than fixed income securities.

Issuer Risk

The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Liquidity Risk

Liquidity risk exists when particular investments are difficult to purchase or sell. A Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Funds with principal investment strategies that involve derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Derivatives Risk

Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The various derivative instruments that the Funds may use are referenced under “Characteristics and Risks of Securities and Investment Techniques—Derivatives” in this prospectus and described in more detail under “Investment Objectives and Policies” in the Statement of Additional Information. The Funds typically use derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk. The Funds may also use derivatives

14	PIMCO Funds

for leverage in which case their use would involve leveraging risk. A Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, interest rate risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. A fund investing in a derivative instrument could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Mortgage Risk

A Fund that purchases mortgage-related securities is subject to certain additional risks. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Fund that holds mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. This is known as contraction risk.

Issuer Non-Diversification Risk

Focusing investments in a small number of issuers, industries or foreign currencies increases risk. Funds that are “non-diversified” may invest a greater percentage of its assets in the securities of a single issuer (such as bonds issued by a particular state) than Funds that are “diversified.” Funds that invest in a relatively small number of issuers are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Some of those issuers also may present substantial credit or other risks. Similarly, a Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects or from issuers in a similar state.

Leveraging Risk

Certain transactions may give rise to a form of leverage. Such transactions may include, among, others, reverse repurchase agreements, loans of portfolios securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, PIMCO will segregate or “earmark” liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund’s portfolio securities.

Management Risk

Each Fund is subject to management risk because it is an actively managed investment portfolio. PIMCO and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.

California State-Specific Risk

A Fund that concentrates its investments in California municipal bonds, may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal. Provisions of the California Constitution and State statutes which limit the taxing and spending authority of California governmental entities may impair the ability of California issuers to pay principal and/or interest on their obligations. While California’s economy is broad, it does have major concentrations in high technology, aerospace and defense-related manufacturing, trade, entertainment, real estate and financial services, and may be sensitive to economic problems affecting those industries. Future California political and economic developments, constitutional amendments, legislative measures, executive orders, administrative regulations, litigation and voter initiatives could have an adverse effect on the debt obligations of California issuers.

New York State-Specific Risk

A Fund that concentrates its investments in New York municipal bonds may be affected significantly by economic, regulatory or political developments affecting the ability of New York issuers to pay interest or repay principal. Certain issuers of New York municipal bonds have experienced serious financial difficulties in the past and reoccurrence of these difficulties may impair the ability of certain New York issuers to pay principal or interest on their obligations. The financial health of New York City affects that of the State, and when New York City experiences financial difficulty it may have an adverse affect on New York municipal bonds held by the Fund. The growth rate of New York has at times been somewhat slower than the nation overall. The economic and financial condition of New York also may be affected by various financial, social, economic and political factors.

Prospectus	15

Management of the Funds

Investment Adviser and Administrator

PIMCO serves as the investment adviser and the administrator (serving in its capacity as administrator, the “Administrator”) for the Funds. Subject to the supervision of the Board of Trustees, PIMCO is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters.

PIMCO is located at 840 Newport Center Drive, Newport Beach, California 92660. Organized in 1971, PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. As of June 30, 2005, PIMCO had approximately $493 billion in assets under management.

Advisory Fees

Each Fund pays PIMCO fees in return for providing investment advisory services. For the fiscal year ended March 31, 2005, the Funds paid monthly advisory fees to PIMCO at the following annual rates (stated as a percentage of the average daily net assets of each Fund taken separately):

Fund	Advisory Fee
Short Duration Municipal Income Fund	0.20%
California Intermediate Municipal Bond, California Municipal Bond, Municipal Bond and New York Municipal Bond Funds	0.25%

Administrative Fees

Each Fund pays for the administrative services it requires under what is essentially a all-in fee structure. Class A, Class B and Class C shareholders of a Fund pay an administrative fee to PIMCO, computed as a percentage of the Fund’s assets attributable in the aggregate to that class of shares. PIMCO, in turn, provides or procures administrative services for Class A, Class B and Class C shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal transfer agency and printing costs. The Funds do bear other expenses which are not covered under the administrative fee which may vary and affect the total level of expenses paid by Class A, Class B and Class C shareholders, such as brokerage fees, commissions and other transaction expenses, costs of borrowing money, including interest expenses, extraordinary expenses (such as litigation and indemnification expenses) and fees and expenses of the Trust’s Independent Trustees and their counsel (if any). PIMCO may earn a profit on the administrative fee. Also, under the terms of the administration agreement, PIMCO, and not Fund shareholders, would benefit from any price decreases in third-party services, including decreases resulting from an increase in net assets.

For the fiscal year ended March 31, 2005, the Funds paid monthly administrative fees to PIMCO at the following annual rates (stated as a percentage of the average daily net assets of each Fund taken separately):

Fund	Administrative Fees*
California Intermediate Municipal Bond, California Municipal Bond, Municipal Bond and New York Municipal Bond	0.37%
Short Duration Municipal Income Funds	0.38%

*	Effective October 1, 2004, the administrative fees for the Funds were reduced to annual rate of 0.35%.

Individual Portfolio Manager

The following individual has primary responsibility for managing each of the Funds.

Fund	Portfolio Manager	Since	Recent Professional Experience
California Intermediate Municipal Bond	Mark V. McCray	4/00	Executive Vice President, PIMCO. He joined PIMCO as a Portfolio Manager in 2000. Prior to joining PIMCO, he was a bond trader from 1992-1999 at Goldman Sachs & Co. where he was appointed Vice President in 1996 and named co-head of municipal bond trading in 1997 with responsibility for the firm’s proprietary account and supervised municipal bond traders.
California Municipal Bond		5/00*
Municipal Bond		4/00
New York Municipal Bond		4/00
Short Duration Municipal Income		4/00

*	Since inception of the Fund.

Distributor

Please see the Statement of Additional Information for additional information about other accounts managed by the portfolio managers, the portfolio managers’ compensation and the portfolio managers’ ownership of shares of the Funds.

The Trust’s Distributor is Allianz Global Investors Distributors LLC (“AGID” or “Distributor”), an indirect subsidiary of Allianz Global Investors America L.P. (“AGI”). The Distributor, located at 2187 Atlantic Street, Stamford, CT 06902, is a broker-dealer registered with the Securities and Exchange Commission (“SEC”).

Regulatory and Litigation Matters

16	PIMCO Funds

On June 1, 2004, the Attorney General of the State of New Jersey announced that it had dismissed PIMCO from a complaint filed by the New Jersey Attorney General on February 17, 2004, and that it had entered into a settlement agreement (the “New Jersey Settlement”) with PIMCO’s parent company, AGI (formerly known as Allianz Dresdner Asset Management of America L.P.), PEA Capital LLC (an entity affiliated with PIMCO through common ownership) (“PEA”) and AGID, in connection with the same matter. In the New Jersey Settlement, AGI, PEA and AGID neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the New Jersey Settlement alleged, among other things, that AGI, PEA and AGID had failed to disclose that they improperly allowed certain hedge funds to engage in “market timing” in certain funds. The complaint sought injunctive relief, civil monetary penalties, restitution and disgorgement of profits.

Since February 2004, PIMCO, AGI, PEA, AGID, and certain of their affiliates, including the Trust, Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series), and the Trustees of the Trust, have been named as defendants in 14 lawsuits filed in U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. Ten of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in the U.S. District Court for the District of Maryland; four of those lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the Trust and the Allianz Funds during specified periods, or as derivative actions on behalf of the Trust and Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain of the Allianz Funds and Funds of the Trust and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, the Trustees, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the Trust or on behalf of the Trust itself against other defendants. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote the Allianz Funds and Funds of the Trust, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

The Trust has learned that, on April 11, 2005, the Attorney General of the State of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia (the “West Virginia Complaint”) against Allianz Global Investors Fund Management LLC (formerly PA Fund Management LLC) (“AGIF”), PEA and AGID alleging, among other things, that they improperly allowed broker-dealers, hedge funds and investment advisers to engage in frequent trading of various open-end funds advised or distributed by Allianz Global Investors Fund Management LLC and certain of its affiliates in violation of the funds’ stated restrictions on “market timing.” On May 31, 2005, AGIF, PEA and AGID, along with the other mutual fund defendants in the action, removed the action to the U.S. District Court for the District of West Virginia. The West Virginia Complaint also names numerous other defendants unaffiliated with Allianz Global Investors Fund Management in separate claims alleging improper market timing and/or late trading of open-end investment companies advised or distributed by such other defendants. The West Virginia Complaint seeks injunctive relief, civil monetary penalties, investigative costs and attorney’s fees.

Under Section 9(a) of the Investment Company Act of 1940, as amended (“1940 Act”), if the New Jersey Settlement or any of the lawsuits described above were to result in a court injunction against AGI, PEA, AGID and/or their affiliates, PIMCO could, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser, and AGID could be barred from serving as principal underwriter, to any registered investment company, including the Funds. In connection with an inquiry from the SEC concerning the status of the New Jersey Settlement under Section 9(a), PEA, AGID, AGI and certain of their affiliates (including PIMCO) (together, the “Applicants”) have sought exemptive relief from the SEC under Section 9(c) of the 1940 Act. The SEC has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey Settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the SEC takes final action on their application for a permanent order. There is no assurance that the SEC will issue a permanent order.

Prospectus	17

If the West Virginia Complaint were to result in a court injunction against AGIF, PEA or AGID, the Applicants would, in turn, seek exemptive relief under Section 9(c) with respect to that matter, although there is no assurance that such exemptive relief would be granted.

It is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Funds. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Funds or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Funds.

The foregoing speaks only as of the date of this prospectus. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated only if those developments are material.

Classes of Shares—Class A, B and C Shares

The Trust offers investors Class A, Class B and Class C shares of the Municipal Bond Fund, Class A and Class C shares of the Short Duration Municipal Income Fund and Class A shares of the California Intermediate Municipal Bond, California Municipal Bond, and New York Municipal Bond Funds in this prospectus. Each class of shares is subject to different types and levels of sales charges than the other classes and bears a different level of expenses.

The class of shares that is best for you depends upon a number of factors, including the amount and the intended length of your investment. The following summarizes key information about each class to help you make your investment decision, including the various expenses associated with each class. More extensive information about the Trust’s multi-class arrangements is included in the Allianz Funds and PIMCO Funds Shareholders Guide for Class A, B and C Shares (the “Guide”), which is included as part of the Statement of Additional Information and can be obtained free of charge from the Distributor. See “How to Buy and Sell Shares—Allianz Funds and PIMCO Funds Shareholders Guide” below.

Class A Shares

•	You pay an initial sales charge when you buy Class A shares of any Fund. The maximum initial sales charge is 2.25% for the Short Duration Municipal Income Fund and 3.00% for all of the other Funds. The sales charge is deducted from your investment so that not all of your purchase payment is invested.

•	You may be eligible for a reduction or a complete waiver of the initial sales charge under a number of circumstances. For example, you normally pay no sales charge if you purchase $1,000,000 ($250,000 in the case of the Short Duration Municipal Bond Funds) or more of Class A shares. Please see the Guide for details.

•	Class A shares are subject to lower 12b-1 fees than Class B or Class C shares. Therefore, Class A shareholders generally pay lower annual expenses and receive higher dividends than Class B or Class C shareholders.

•	You normally pay no contingent deferred sales charge (“CDSC”) when you redeem Class A shares, although you may pay a 1% CDSC (0.50% in the case of the Short Duration Municipal Bond Fund) if you purchase $1,000,000 ($250,000 in the case of the Short Duration Municipal Bond Fund) or more of Class A shares (and therefore pay no initial sales charge) and then redeem the shares during the first 18 months after your initial purchase. The Class A CDSC is waived for certain categories of investors and does not apply if you are otherwise eligible to purchase Class A shares without a sales charge. Please see the Guide for details.

Class B Shares

•	You do not pay an initial sales charge when you buy Class B shares. The full amount of your purchase payment is invested initially. Effective October 1, 2004, Class B shares of the Municipal Bond Fund may only be (i) acquired through the exchange of Class B shares of other Funds; or (ii) purchased by persons who held Class B shares of the Municipal Bond Fund at the close of business on September 30, 2004. If, after the close of business on September 30, 2004, you redeem all Class B shares of the Municipal Bond Fund in your account, you cannot purchase new Class B shares thereafter (although you may still acquire Class B shares of this Fund through exchange). The Funds may waive this restriction for certain specified benefit plans that are invested in Class B shares of the Municipal Bond Fund at the close of business on September 30, 2004.

•	You normally pay a CDSC of up to 5% if you redeem Class B shares during the first six years after your initial purchase. The amount of the CDSC declines the longer you hold your Class B shares. You pay no CDSC if you redeem during the seventh year and thereafter. The Class B CDSC is waived for certain categories of investors. Please see the Guide for details.

•	Class B shares are subject to higher 12b-1 fees than Class A shares for the first eight years they are held (seven years for Class B shares purchased prior to January 1, 2002). During this time, Class B shareholders normally pay higher annual expenses and receive lower dividends than Class A shareholders.

18	PIMCO Funds

•	Class B shares automatically convert into Class A shares after they have been held for eight years. After the conversion takes place, the shares are subject to the lower 12b-1 fees paid by Class A shares. (The conversion period for Class B shares purchased prior to January 1, 2002 is seven years.)

Class C Shares

•	You do not pay an initial sales charge when you buy Class C shares. The full amount of your purchase payment is invested initially.

•	You normally pay a CDSC of 1% if you redeem Class C shares during the first year after your initial purchase. The Class C CDSC is waived for certain categories of investors. Please see the Guide for details.

•	Class C shares are subject to higher 12b-1 fees than Class A shares. Therefore, Class C shareholders normally pay higher annual expenses and receive lower dividends than Class A shareholders.

•	Class C shares do not convert into any other class of shares. Because Class B shares convert into Class A shares after eight years, Class C shares will normally be subject to higher expenses and will pay lower dividends than Class B shares if the shares are held for more than eight years.

The following provides additional information about the sales charges and other expenses associated with Class A, Class B and Class C shares.

Initial Sales Charges--Class A Shares

This section includes important information about sales charge reduction programs available to investors in Class A shares of the Funds and describes information or records you may need to provide to the Distributor or your financial intermediary in order to be eligible for sales charge reduction programs.

Unless you are eligible for a waiver, the public offering price you pay when you buy Class A shares of the Funds is the net asset value (“NAV”) of the shares plus an initial sales charge. The initial sales charge varies depending upon the size of your purchase, as set forth below. No sales charge is imposed where Class A shares are issued to you pursuant to the automatic reinvestment of income dividends or capital gains distributions. For investors investing in Class A shares of the Funds through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor obtains the proper “breakpoint” discount.

California Intermediate Municipal Bond, California Municipal Bond, Municipal Bond, and New York Municipal Bond Funds

Amount of Purchase	Initial Sales Charge as % of Net Amount Invested	Initial Sales Charge as % of Public Offering Price
$0–$99,999	3.09%	3.00%
$100,000–$249,999	2.04%	2.00%
$250,000–$499,999	1.52%	1.50%
$500,000–$999,999	1.27%	1.25%
$1,000,000 +	0.00%*	0.00%*
Short Duration Municipal Income Fund
Amount of Purchase	Initial Sales Charge as % of Net Amount Invested	Initial Sales Charge as % of Public Offering Price
$0–$99,999	2.30%	2.25%
$100,000–$249,999	1.27%	1.25%
$250,000 +	0.00%**	0.00%**

*	As shown, investors that purchase $1,000,000 or more of the Fund’s Class A shares will not pay any initial sales charge on the purchase. However, purchasers of $1,000,000 or more of Class A shares may be subject to a CDSC of 1% if the shares are redeemed during the first 18 months after their purchase. See “CDSCs on Class A Shares” below.
**	As shown, investors that purchase $250,000 or more of the Funds’ Class A shares will not pay any initial sales charge on the purchase. However, certain purchasers of $250,000 or more of Class A shares may be subject to a CDSC of 0.50% if the shares are redeemed during the first 18 months after their purchase. See ‘‘CDSCs on Class A Shares’’ below.

Investors in the Funds may reduce or eliminate sales charges applicable to purchases of Class A shares through utilization of the Combined Purchase Privilege, the Cumulative Quantity Discount (Right of Accumulation), a Letter of Intent or the Reinstatement Privilege. These programs, which apply to purchases of one of more funds that are series of the Trust or Allianz Funds (formerly PIMCO Funds: Multi-Manager Series) that offer Class A shares (together, “Eligible Funds”), are summarized below and are described in greater detail in the Guide.

Combined Purchase Privilege.  Investors may qualify for a reduced sales charge on Class A shares by combining purchases of Class A shares of Eligible Funds into a single purchase (a “Single Purchase”), if the resulting purchase totals at least $50,000. The following may be deemed to be a Single Purchase: certain purchases by an individual investor’s spouse or children that may be combined with an investor’s purchase, single purchases by a fiduciary for multiple beneficiaries and single purchases for employee benefit plans of a single employer. Please see the Guide for details.

Prospectus	19

Cumulative Quantity Discount (Right of Accumulation).  A purchase of Class A shares of any Eligible Fund may qualify for a Cumulative Quantity Discount at the rate applicable to the discount bracket obtained by adding:

(i) the amount of the investor’s total current purchase (including any sales charge);

(ii) the aggregate net asset value (at the close of business on the day of the current purchase) of all Class A, Class B and Class C shares of any Eligible Fund held by the investor; and

(iii) the net asset value (at the close of business on the day of the current purchase) of all Class A, Class B and Class C shares owned by another shareholder eligible to be combined with the investor’s purchase into a Single Purchase.

Please see the Guide for restrictions applicable to shares held by certain employer-sponsored benefit programs.

Letter of Intent.  An investor may also obtain a reduced sales charge on purchases of Class A shares by means of a written Letter of Intent, which expresses an intent to invest not less than $50,000 within a period of 13 months in Class A shares of any Eligible Fund(s). The maximum intended investment allowable in a Letter of Intent is $1,000,000. Each purchase of shares under a Letter of Intent will be made at the public offering price or prices applicable at the time of such purchase to a Single Purchase of the dollar amount indicated in the Letter. A Letter of Intent is not a binding obligation to purchase the full amount indicated. Shares purchased with the first 5% of the amount indicated in the Letter will be held in escrow (while remaining registered in your name) to secure payment of the higher sales charges applicable to the shares actually purchased in the event the full intended amount is not purchased.

Reinstatement Privilege.  A Class A shareholder who has caused any or all of his shares to be redeemed may reinvest all or any portion of the redemption proceeds in Class A shares of any Eligible Fund at NAV without any sales charge, provided that such investment is made within 120 calendar days after the redemption or repurchase date. The limitations and restrictions of this program are fully described in the Guide.

Method of Valuation of Accounts.  To determine whether a shareholder qualifies for a reduction in sales charge on a purchase of Class A shares of Eligible Funds, the offering price of the shares is used for purchases relying on the Combined Purchase Privilege or a Letter of Intent and the amount of the total current purchase (including any sales load) plus the net asset value (at the close of business on the day of the current purchase) of shares previously acquired is used for the Cumulative Quantity Discount.

Sales at Net Asset Value.  In addition to the programs summarized above, the Funds may sell their Class A shares at net asset value without an initial sales charge to certain types of accounts or account holders, including, but not limited to: trustees of the Funds; employees of the Adviser and Distributor; employees of participating brokers; certain trustees or other fiduciaries purchasing shares for retirement plans; participants investing in certain “wrap accounts” and investors who purchase shares through a participating broker who has waived all or a portion of the payments it normally would receive from the Distributor at the time of purchase. In addition, Class A shares of the Funds issued pursuant to the automatic reinvestment of income dividends or capital gains distributions are issued at net asset value and are not subject to any sales charges.

Required Shareholder Information and Records.  In order for investors in Class A shares of the Funds to take advantage of sales charge reductions, an investor or his or her financial intermediary must notify the Distributor that the investor qualifies for such a reduction. If the Distributor is not notified that the investor is eligible for these reductions, the Distributor will be unable to ensure that the reduction is applied to the investor’s account. An investor may have to provide certain information or records to his or her financial intermediary or the Distributor to verify the investor’s eligibility for breakpoint privileges or other sales charge waivers. An investor may be asked to provide information or records, including account statements, regarding shares of the Funds or other Eligible Funds held in:

•	all of the investor’s accounts held directly with the Trust or through a financial intermediary;
•	any account of the investor at another financial intermediary; and
•	accounts of related parties of the investor, such as members of the same family or household, at any financial intermediary.

The Trust makes available free of charge and in a clear and prominent format, on the Fund’s Web site at www.allianzinvestors.com, information regarding eliminations of and reductions in sales loads associated with Eligible Funds.

20	PIMCO Funds

Contingent Deferred Sales Charges (CDSCs)--Class B and Class C Shares

Unless you are eligible for a waiver, if you sell (redeem) your Class B or Class C shares of the Municipal Bond Fund or Class C shares of the Short Duration Municipal Income Fund within the time periods specified below, you will pay a CDSC according to the following schedules. For investors investing in Class B or Class C shares of the Funds through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor is credited with the proper holding period for the shares redeemed.

Class B Shares

Years Since Purchase Payment was Made	Percentage Contingent Deferred Sales Charge
First	5
Second	4
Third	3
Fourth	3
Fifth	2
Sixth	1
Seventh and thereafter	0*
* After the eighth year, Class B shares convert into Class A shares. As noted above, Class B shares purchased prior to January 1, 2002, convert into Class A shares after seven years. Class C Shares
Years Since Purchase Payment was Made	Percentage Contingent Deferred Sales Charge
First	1
Thereafter	0

CDSCs on Class A Shares

Unless a waiver applies, investors who purchase $1,000,000 ($250,000 in the case of the Short Duration Municipal Bond Fund) or more of Class A shares (and, thus, pay no initial sales charge) will be subject to a 1% CDSC (0.50% in the case of the Short Duration Municipal Bond Fund) if the shares are redeemed within 18 months of their purchase. The Class A CDSC does not apply if you are otherwise eligible to purchase Class A shares without an initial sales charge or are eligible for a waiver of the CDSC. See “Reductions and Waivers of Initial Sales Charges and CDSCs” below.

How CDSCs are Calculated--Shares Purchased On or Before December 31, 2001

A CDSC is imposed on redemptions of Class B and Class C shares (and where applicable, Class A shares) on the amount of the redemption which causes the current value of your account for the particular class of shares of a Fund to fall below the total dollar amount of your purchase payments subject to the CDSC. However, no CDSC is imposed if the shares redeemed have been acquired through the reinvestment of dividends or capital gains distributions or if the amount redeemed is derived from increases in the value of your account above the amount of the purchase payments subject to the CDSC. CDSCs are deducted from the proceeds of your redemption, not from amounts remaining in your account. In determining whether a CDSC is payable, it is assumed that the shareholder will redeem first the lot of shares which will incur the lowest CDSC.

For instance, the following example illustrates the operation of the Class B CDSC:

•	Assume that an individual opens an account and makes a purchase payment of $10,000 for Class B shares of a Fund and that six months later the value of the investor’s account for that Fund has grown through investment performance and reinvestment of distributions to $11,000. The investor then may redeem up to $1,000 from that Fund ($11,000 minus $10,000) without incurring a CDSC. If the investor should redeem $3,000, a CDSC would be imposed on $2,000 of the redemption (the amount by which the investor’s account for the Fund was reduced below the amount of the purchase payment). At the rate of 5%, the Class B CDSC would be $100.

How CDSCs are Calculated--Shares Purchased After December 31, 2001

A CDSC is imposed on redemptions of Class B and Class C shares (and where applicable, Class A shares) on the amount of the redemption which causes the current value of your account for the particular class of shares of the Fund to fall below the total dollar amount of your purchase payments subject to the CDSC.

The following rules apply under the method for calculating CDSCs:

•	Shares acquired through the reinvestment of dividends or capital gains distributions will be redeemed first and will not be subject to any CDSC.

•

For the redemption of all other shares, the CDSC will be based on either your original purchase price or the then current NAV of the shares being sold, whichever is lower. To illustrate this point, consider shares

Prospectus	21

purchased at an NAV of $10. If the Fund’s NAV per share at the time of redemption is $12, the CDSC will apply to the purchase price of $10. If the NAV per share at the time of redemption is $8, the CDSC will apply to the $8 current NAV per share.

•	CDSCs will be deducted from the proceeds of your redemption, not from amounts remaining in your account.

•	In determining whether a CDSC is payable, it is assumed that the shareholder will redeem first the lot of shares which will incur the lowest CDSC.

The following example illustrates the operation of the Class B CDSC:

•	Assume that an individual opens an account and makes a purchase payment of $10,000 for 1,000 Class B shares of a Fund (at $10 per share) and that six months later the value of the investor’s account for that Fund has grown through investment performance to $11,000 ($11 per share). If the investor should redeem $2,200 (200 shares), a CDSC would be applied against $2,000 of the redemption (the purchase price of the shares redeemed, because the purchase price is lower than the current NAV of such shares ($2,200)). At the rate of 5%, the Class B CDSC would be $100.

Reductions and Waivers of Initial Sales Charges and CDSCs

The initial sales charges on Class A shares and the CDSCs on Class A, Class B and Class C shares may be reduced or waived under certain purchase arrangements and for certain categories of investors. Please see the Guide for details. The Guide is available free of charge from the Distributor. See “How to Buy and Sell Shares—Allianz Funds and PIMCO Funds Shareholders Guide” below.

Distribution and Servicing (12b-1) Plans

The Funds pay fees to the Distributor on an ongoing basis as compensation for the services the Distributor renders and the expenses it bears in connection with the sale and distribution of Fund shares (“distribution fees”) and/or in connection with personal services rendered to Fund shareholders and the maintenance of shareholder accounts (“servicing fees”). These payments are made pursuant to Distribution and Servicing Plans (“12b-1 Plans”) adopted by each Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (“1940 Act”).

There is a separate 12b-1 Plan for each class of shares offered in this prospectus. Class A shares pay only servicing fees. Class B and Class C shares pay both distribution and servicing fees. The following lists the maximum annual rates at which the distribution and/or servicing fees may be paid under each 12b-1 Plan (calculated as a percentage of each Fund’s average daily net assets attributable to the particular class of shares):

Class A	Servicing Fee	Distribution Fee
All Funds	0.25%	0.00%

Class B
Municipal Bond Fund	0.25%	0.75%

Class C
Municipal Bond Fund	0.25%	0.50%
Short Duration Municipal Income Fund	0.25%	0.30%

Because distribution fees are paid out of a Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges, such as sales charges that are deducted at the time of investment. Therefore, although Class B and Class C shares do not pay initial sales charges, the distribution fees payable on Class B and Class C shares may, over time, cost you more than the initial sales charge imposed on Class A shares. Also, because Class B shares convert into Class A shares after they have been held for eight years (seven years for Class B shares purchased prior to January 1, 2002) and are not subject to distribution fees after the conversion, an investment in Class C shares may cost you more over time than an investment in Class B shares.

Payments to Financial Firms

Some or all of the sales charges, distribution fees and servicing fees described above are paid or “reallowed” to the broker, dealer or financial adviser (collectively, “financial firms”) through which you purchase your shares. With respect to Class B and Class C shares, the financial firms are also paid at the time of your purchase a commission, depending upon the Fund involved, of up to 4.00% and 1.00%, respectively, of your investment in

22	PIMCO Funds

such share classes. Please see the SAI and Guide for more details. A financial firm is one that, in exchange for compensation, sells, among other products, mutual fund shares (including the shares offered in this Prospectus) or provides services for mutual fund shareholders. Financial firms include brokers, dealers, insurance companies and banks.

In addition, AGID, PIMCO and their affiliates (for purposes of this subsection only, collectively, the “Distributor”) may from time to time make additional payments such as cash bonuses or provide other incentives to selected financial firms as compensation for services such as, without limitation, providing the Funds with “shelf space” or a higher profile for the financial firms’ financial consultants and their customers, placing the Funds on the financial firms’ preferred or recommended fund list, granting the Distributor access to the financial firms’ financial consultants, providing assistance in training and educating the financial firms’ personnel, and furnishing marketing support and other specified services. These payments may be significant to the financial firms and may also take the form of sponsorship of seminars or informational meetings or payment for attendance by persons associated with the financial firms at seminars or informational meetings.

A number of factors will be considered in determining the amount of these additional payments to financial firms. On some occasions, such payments may be conditioned upon levels of sales, including the sale of a specified minimum dollar amount of the shares of a Fund, all other series of Trust, other funds sponsored by the Distributor and/or a particular class of shares, during a specified period of time. The Distributor may also make payments to one or more participating financial firms based upon factors such as the amount of assets a financial firm’s clients have invested in the Funds and the quality of the financial firm’s relationship with the Distributor.

The additional payments described above are made at the Distributor’s expense. These payments may be made, at the discretion of the Distributor, to some of the top 50 financial firms that have sold the greatest amounts of shares of the Funds. The level of payments made to a financial firm in any future year will vary and normally will not exceed the sum of (a) 0.10% of such year’s fund sales by that financial firm and (b) 0.06% of the assets attributable to that financial firm invested in equity funds sponsored by the Distributor and 0.03% of the assets invested in fixed-income funds sponsored by the Distributor. In lieu of payments pursuant to the foregoing formulae, the Distributor may make payments of an agreed upon amount which normally will not exceed the amount that would have been payable pursuant to the formulae. There are a few existing relationships on different bases that will continue, some even into 2005, until they end. In some cases, in addition to the payments described above, the Distributor will make payments for special events such as a conference or seminar sponsored by one of such financial firms.

If investment advisers, distributors or affiliates of mutual funds pay bonuses and incentives in differing amounts, financial firms and their financial consultants may have financial incentives for recommending a particular mutual fund over other mutual funds. In addition, depending on the arrangements in place at any particular time, a financial firm and its financial consultants may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your financial advisor and review carefully any disclosure by the financial firm as to compensation received by your financial advisor.

Wholesale representatives of the Distributor visit brokerage firms on a regular basis to educate financial advisors about the Funds and to encourage the sale of Fund shares to their clients. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

Although a Fund may use financial firms that sell Fund shares to effect transactions for the Fund’s portfolio, the Fund and the Adviser will not consider the sale of Fund shares as a factor when choosing financial firms to effect those transactions.

For further details about payments made by the Distributor to financial firms, please see the SAI and Guide.

From time to time, PIMCO or its affiliates may pay investment consultants or their parent or affiliated companies for certain services including technology, operations, tax, or audit consulting services, and may pay such firms for PIMCO’s attendance at investment forums sponsored by such firms or for various studies, surveys, or access to databases. PIMCO and its affiliates may also provide investment advisory services to investment consultants and their affiliates. These consultants or their affiliates may, in the ordinary course of their investment consultant business, recommend that their clients utilize PIMCO’s investment advisory services or invest in the Funds or in other products sponsored by PIMCO and its affiliates.

Prospectus	23

How Fund Shares Are Priced

The net asset value (“NAV”) of a Fund’s Class A, Class B and Class C shares is determined by dividing the total value of a Fund’s portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class.

Fund shares are valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the NYSE is open. For purposes of calculating the NAV, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Funds or their agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Certain securities or investments for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When a Fund uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. The Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined by the Board of Trustees or persons acting at their direction may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed below under “Abusive Trading Practices.” Fair value pricing may require subjective determinations about the value of security.

How to Buy and Sell Shares

The following section provides basic information about how to buy, sell (redeem) and exchange shares of the Funds.

PIMCO Funds Shareholders' Guide

More detailed information about purchase, redemption and exchange arrangements for Fund shares is provided in the Allianz Funds and PIMCO Funds Shareholders’ Guide, which is included in the Statement of Additional Information and can be obtained free of charge from the Distributor by written request or by calling 1-800-426-0107.

24	PIMCO Funds

The Guide provides technical information about the basic arrangements described below and also describes special purchase, sale and exchange features and programs offered by the Trust, including:

•	Automated telephone and wire transfer procedures
•	Automatic purchase, exchange and withdrawal programs
•	Programs that establish a link from your Fund account to your bank account
•	Special arrangements for tax-qualified retirement plans
•	Investment programs which allow you to reduce or eliminate the initial sales charges
•	Categories of investors that are eligible for waivers or reductions of initial sales charges and CDSCs

Calculation of Share Price and Redemption Payments

When you buy shares of the Funds, you pay a price equal to the NAV of the shares, plus any applicable sales charge. When you sell (redeem) shares, you receive an amount equal to the NAV of the shares, minus any applicable CDSC. NAVs are determined at the close of regular trading (normally, 4:00 p.m. Eastern time) on each day the NYSE is open. See “How Fund Shares Are Priced” above for details. Generally, purchase and redemption orders for Fund shares are processed at the NAV next calculated after your order is received by the Distributor. There are certain exceptions where an order is received by a broker or dealer prior to the NYSE Close and then transmitted to the Distributor after the NAV has been calculated for that day (in which case the order may be processed according to that day’s NAV). Please see the Guide for details.

The Trust does not calculate NAVs or process orders on days when the NYSE is closed. If your purchase or redemption order is received by the Distributor on a day when the NYSE is closed, it will be processed on the next succeeding day when the NYSE is open (according to the succeeding day’s NAV).

Buying Shares

You can buy Class A, Class B or Class C shares of the Funds in the following ways:

•	Through your broker, dealer or other financial intermediary. Your broker, dealer or other intermediary may establish higher minimum investment requirements than the Trust and may also independently charge you transaction fees and additional amounts (which may vary) in return for its services, which will reduce your return. Shares you purchase through your broker, dealer or other intermediary will normally be held in your account with that firm.

•	Directly from the Trust. To make direct investments, you must open an account with the Distributor and send payment for your shares either by mail or through a variety of other purchase options and plans offered by the Trust.

If you wish to invest directly by mail, please send a check payable to Allianz Global Investors Distributors LLC, along with a completed application form to:

Allianz Global Investors Distributors LLC

P.O. Box 9688

Providence, RI 02940-0926

The Trust accepts all purchases by mail subject to collection of checks at full value and conversion into federal funds. You may make subsequent purchases by mailing a check to the address above with a letter describing the investment or with the additional investment portion of a confirmation statement. Checks for subsequent purchases should be payable to Allianz Global Investors Distributors LLC and should clearly indicate your account number. Please call the Distributor at 1-800-426-0107 if you have any questions regarding purchases by mail.

The Guide describes a number of additional ways you can make direct investments, including through the Allianz Funds and PIMCO Funds Auto-Invest and Allianz Funds and PIMCO Funds Fund Link programs. You can obtain a Guide free of charge from the Distributor by written request or by calling 1-800-426-0107. See “Allianz Funds and PIMCO Funds Shareholders’ Guide” above.

The Distributor, in its sole discretion, may accept or reject any order for purchase of Fund shares. No share certificates will be issued unless specifically requested in writing.

Investment Minimums.  The following investment minimums apply for purchases of Class A, Class B and Class C shares.

Initial Investment	Subsequent Investments
$5,000 per Fund	$100 per Fund

Prospectus	25

Lower minimums may apply for certain categories of investors, including certain tax-qualified retirement plans, and for special investment programs and plans offered by the Trust, such as the Allianz Funds and PIMCO Funds Auto-Invest and Allianz Funds and PIMCO Funds Fund Link programs. Please see the Guide for details.

Abusive Trading Practices

The Trust encourages shareholders to invest in the Funds as part of a long-term investment strategy and discourages excessive, short-term trading and other abusive trading practices. To that end, the Trust’s Board of Trustees has adopted policies and procedures reasonably designed to detect and prevent short-term trading activity that may be harmful to a Fund and its shareholders. Such activities, sometimes referred to as “market timing,” may have a detrimental effect on the Fund(s) and its/their shareholders. For example, depending upon various factors such as the size of a Fund and the amount of its assets maintained in cash, short-term or excessive trading by Fund shareholders may interfere with the efficient management of the Fund’s portfolio, increase transaction costs and taxes, and may harm the performance of the Fund and its shareholders.

The Trust seeks to deter and prevent abusive trading practices, and to reduce these risks, through several methods. First, the Trust imposes redemption fees on most Fund shares redeemed or exchanged within a given period after their purchase. See “Redemption Fees” below for further information. In certain situations, the Funds have elected not to impose redemption fees. See “Waiver of Redemption Fees” below for a discussion on the specific situations in which the Funds will not impose redemption fees.

Second, to the extent that there is a delay between a change in the value of a mutual fund’s portfolio holdings, and the time when that change is reflected in the net asset value of the fund’s shares, the fund is exposed to the risk that investors may seek to exploit this delay by purchasing or redeeming shares at net asset values that do not reflect appropriate fair value prices. The Trust seeks to deter and prevent this activity, sometimes referred to as “stale price arbitrage,” by the appropriate use of “fair value” pricing of the Funds’ portfolio securities. See “How Fund Shares Are Priced” below for more information.

Third, the Trust seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Trust and PIMCO each reserve the right to restrict or refuse any purchase or exchange transaction if, in the judgment of the Trust or of PIMCO, the transaction may adversely affect the interests of a Fund or its shareholders. Among other things, the Trust may monitor for any patterns of frequent purchases and sales that appear to be made in response to short-term fluctuations in share price, and may also monitor for any attempts to improperly avoid the imposition of Redemption Fees. Notice of any restrictions or rejections of transactions may vary according to the particular circumstances.

Although the Trust and its service providers seek to use these methods to detect and prevent abusive trading activities, and although the Trust will consistently apply such methods, there can be no assurances that such activities can be mitigated or eliminated. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for presentation to the Fund on a net basis, conceal the identity of the individual investors from the Fund. This makes it more difficult for the Funds to identify short-term transactions in the Funds.

Small Account Fee

Because of the disproportionately high costs of servicing accounts with low balances, you will be charged a fee at the annual rate of $16 if your account balance for any Fund falls below a minimum level of $2,500, except for Uniform Gift to Minors, IRA, Roth IRA, employer-sponsored retirement plan accounts, Money Purchase and/or Profit Sharing plans, 401(k) plans, 403(b)(7) custodial accounts, SIMPLE IRAs, SEPs, SAR/SEPs, Auto-Invest and Auto-Exchange accounts, for which the minimum balance is $1,000. (A separate custodial fee may apply to IRAs, Roth IRAs and other retirement accounts.) However, you will not be charged this fee if the aggregate value of all of your Allianz Funds and PIMCO Funds accounts is at least $50,000. Any applicable small account fee will be deducted automatically from your below-minimum Fund account in quarterly installments and paid to the Administrator. Each Fund account will normally be valued, and any deduction taken, during the last five business days of each calendar quarter. Lower minimum balance requirements and waivers of the small account fee apply for certain categories of investors. Please see the Guide for details.

Minimum Account Size

Due to the relatively high cost to the Funds of maintaining small accounts, you are asked to maintain an account balance in each Fund in which you invest of at least the minimum investment necessary to open the particular type of account. If your balance for any Fund remains below the minimum for three months or longer, the Administrator has the right (except in the case of employer-sponsored retirement accounts) to redeem your remaining shares and close that Fund account after giving you 60 days to increase your balance. Your Fund account will not be liquidated if the reduction in size is due solely to a decline in market value of your Fund shares or if the aggregate value of all your Allianz Funds and PIMCO Funds accounts exceeds $50,000.

26	PIMCO Funds

Exchanging Shares

You may exchange your Class A, Class B or Class C shares of any Fund for the same Class of shares of any other Fund or of a fund of Allianz Funds. Shares are exchanged on the basis of their respective NAVs next calculated after your exchange order is received by the Distributor (except if Class A shares of the PIMCO Money Market Fund are exchanged for Class A shares of any other Fund, the usual sales charges applicable to investments in such other Fund apply on shares for which no sales load was paid at the time of purchase). Exchanges of shares held less than a certain number of days may be subject to a redemption fee. See “Redemption Fees” below. Exchanges are subject to the $5,000 minimum initial purchase requirements for each Fund, except with respect to tax-qualified programs and exchanges effected through the Allianz Funds and PIMCO Funds Auto-Exchange plan. If you maintain your account with the Distributor, you may exchange shares by completing a written exchange request and sending it to Allianz Global Investors Distributors LLC, P.O. Box 9688, Providence, RI 02940-0926. You can get an exchange form by calling the Distributor at 1-800-426-0107.

The Trust reserves the right to refuse exchange purchases (or purchase and redemption and/or redemption and purchase transactions) if, in the judgment of PIMCO, the transaction would adversely affect a Fund and its shareholders. Although the Trust has no current intention of terminating or modifying the exchange privilege, it reserves the right to do so at any time. Except as otherwise permitted by the SEC, the Trust will give you 60 days’ advance notice if it exercises its right to terminate or materially modify the exchange privilege with respect to Class A, B and C shares.

The Guide provides more detailed information about the exchange privilege, including the procedures you must follow and additional exchange options. You can obtain a Guide free of charge from the Distributor by written request or by calling 1-800-426-0107. See “Allianz Funds and PIMCO Funds Shareholders’ Guide” above.

Request for Multiple Copies of Shareholder Documents

To reduce expenses, it is intended that only one copy of the Funds’ prospectus and each annual and semi-annual report will be mailed to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents and your shares are held directly with the Trust, call the Trust at 1-800-426-0107. Alternatively, if your shares are held through a financial institution, please contact it directly. Within thirty days after receipt of your request by the Trust, the Trust will begin sending you individual copies

Selling Shares

You can sell (redeem) Class A, Class B or Class C shares of the Funds in the following ways:

•	Through your broker, dealer or other financial intermediary. Your broker, dealer or other intermediary may independently charge you transaction fees and additional amounts in return for its services, which will reduce your return.

•	Directly from the Trust by Written Request. To redeem shares directly from the Trust by written request (whether or not the shares are represented by certificates), you must send the following items to the Trust’s Transfer Agent, PFPC Inc., P.O. Box 9688, Providence, RI 02940-9688:

(1) a written request for redemption signed by all registered owners exactly as the account is registered on the Transfer Agent’s records, including fiduciary titles, if any, and specifying the account number and the dollar amount or number of shares to be redeemed;

(2) for certain redemptions described below, a guarantee of all signatures on the written request or on the share certificate or accompanying stock power, if required, as described under “Signature Guarantee” below;

(3) any share certificates issued for any of the shares to be redeemed (see “Certificated Shares” below); and

(4) any additional documents which may be required by the Transfer Agent for redemption by corporations, partnerships or other organizations, executors, administrators, trustees, custodians or guardians, or if the redemption is requested by anyone other than the shareholder(s) of record. Transfers of shares are subject to the same requirements.

A signature guarantee is not required for redemptions, requested by and payable to all shareholders of record for the account, and to be sent to the address of record for that account. To avoid delay in redemption or transfer, if you have any questions about these requirements you should contact the Transfer Agent in writing or call 1-800-426-0107 before submitting a request. Written redemption or transfer requests will not be honored until all required documents in the proper form have been received by the Transfer Agent. You cannot redeem your shares by written request if they are held in broker “street name” accounts—you must redeem through your broker.

Prospectus	27

If the proceeds of your redemption (i) are to be paid to a person other than the record owner, (ii) are to be sent to an address other than the address of the account on the Transfer Agent’s records, and/or (iii) are to be paid to a corporation, partnership, trust or fiduciary, the signature(s) on the redemption request and on the certificates, if any, or stock power must be guaranteed as described under “Signature Guarantee” below. The Distributor may, however, waive the signature guarantee requirement for redemptions up to $2,500 by a trustee of a qualified retirement plan, the administrator for which has an agreement with the Distributor.

The Guide describes a number of additional ways you can redeem your shares, including:

•	Telephone requests to the Transfer Agent
•	Allianz Funds and PIMCO Funds Automated Telephone System (ATS)
•	Expedited wire transfers
•	Automatic Withdrawal Plan
•	Allianz Funds and PIMCO Funds Fund Link

Unless you specifically elect otherwise, your initial account application permits you to redeem shares by telephone subject to certain requirements. To be eligible for ATS, expedited wire transfer, Automatic Withdrawal Plan, and Fund Link privileges, you must specifically elect the particular option on your account application and satisfy certain other requirements. The Guide describes each of these options and provides additional information about selling shares. You can obtain an Guide free of charge from the Distributor by written request or by calling 1-800-426-0107.

Other than an applicable CDSC or redemption fee, you will not pay any special fees or charges to the Trust or the Distributor when you sell your shares. However, if you sell your shares through your broker, dealer or other financial intermediary, that firm may charge you a commission or other fee for processing your redemption request.

Redemptions of Fund shares may be suspended when trading on the NYSE is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the SEC for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payment for more than seven days, as permitted by law.

For shareholder protection, a request to change information contained in an account registration (for example, a request to change the bank designated to receive wire redemption proceeds) must be received in writing, signed by the minimum number of persons designated on the completed application that are required to effect a redemption, and accompanied by a signature guarantee from any eligible guarantor institution, as determined in accordance with the Trust’s procedures. Shareholders should inquire as to whether a particular institution is an eligible guarantor institution. A signature guarantee cannot be provided by a notary public. In addition, corporations, trusts, and other institutional organizations are required to furnish evidence of the authority of the persons designated on the completed application to effect transactions for the organization.

Redemption Fees

Shareholders of each Fund listed below will be subject to a Redemption Fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares redeemed or exchanged (based on the total redemption proceeds after any applicable deferred sales charges) within a certain number of days after their acquisition (by purchase or exchange). The following table indicates the applicable holding period for each Fund. Shares redeemed or exchanged before the expiration of the holding period will be subject to the Redemption Fee.

Fund	Holding Period(1)
Short Duration Municipal Bond Fund	7 days
California Intermediate Municipal Bond, California Municipal Bond, Municipal Bond and New York Municipal Bond Funds	30 days

(1)	With respect to any acquisition of shares, the holding period commences on the day of acquisition. A new holding period begins with each acquisition of shares through a purchase or exchange.

In cases where redeeming shareholders hold shares acquired on different dates, the first-in/first-out (“FIFO”) method will be used to determine which shares are being redeemed, and therefore whether a Redemption Fee is payable. In cases where redemptions are processed through financial intermediaries, there may be a delay between the time the shareholder redeems his or her shares and the payment of the Redemption Fee to the Fund, depending upon such financial intermediaries’ trade processing procedures and systems.

28	PIMCO Funds

A new time period begins with each acquisition of shares through a purchase or exchange. For example, for Funds with a seven-day holding period, a series of transactions in which shares of Fund A are exchanged for shares of Fund B four days after the purchase of the Fund A shares, followed four days later by an exchange of the Fund B shares for shares of Fund C, will be subject to two Redemption Fees (one on each exchange).

The purpose of Redemption Fees is to deter excessive, short-term trading and other abusive trading practices as described above under “Abusive Trading Practices” and to help offset the costs associated with the sale of portfolio securities to satisfy redemption and exchange requests made by “market timers” and other short-term shareholders, thereby insulating longer-term shareholders from such costs. Redemption Fees are not paid separately, but are deducted from the amount to be received in connection with a redemption or exchange. Redemption Fees are paid to and retained by the Funds to defray certain costs described below and are not paid to or retained by PIMCO or the Distributor. Redemption Fees are not sales loads or contingent deferred sales charges. Redemption and exchange of shares acquired through the reinvestment of dividends and distributions are not subject to Redemption Fees.

Limitations on the Assessment of Redemption Fees.  The Funds may not be able to impose and/or collect the Redemption Fee in certain circumstances. For example, the Funds will not be able to collect the Redemption Fee on redemptions and exchanges by shareholders who invest through certain retirement plans or through certain financial intermediaries (for example, through broker-dealer omnibus accounts or through a recordkeeping organization) that have not agreed to assess or collect the Redemption Fee from such shareholders, or that have not agreed to provide the information necessary for the Funds to impose the Redemption Fee on such shareholders or do not currently have the capability to assess or collect the Redemption Fee. The Funds may nonetheless continue to effect share transactions for such shareholders and financial intermediaries. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for presentation to a Fund on a net basis, conceal the identity of the individual investors from the Fund. This makes it more difficult for the Funds to identify short-term transactions in the Funds, and makes assessment of the Redemption Fee on transactions effected through such accounts impractical without the assistance of the financial intermediary. Due to these limitations on the assessment of the Redemption Fee, the Funds’ use of Redemption Fees may not successfully eliminate excessive short-term trading in shares of the Funds.

Waivers of Redemption Fees.  In the following situations, the Funds have elected not to impose the Redemption Fee:

•	redemptions and exchanges of Fund shares acquired through the reinvestment of dividends and distributions;
•	certain types of redemptions and exchanges of Fund shares owned through participant-directed retirement plans (see below for details);
•	redemptions or exchanges in discretionary asset allocation or wrap programs (“wrap programs”) that are initiated by the sponsor of the program as part of a periodic rebalancing, provided that such rebalancing occurs no more frequently than quarterly;
•	redemptions or exchanges in a wrap program that are made as a result of a full withdrawal from the wrap program or as part of a systematic withdrawal plan;
•	involuntary redemptions, such as those resulting from a shareholder’s failure to maintain a minimum investment in the Funds, or to pay shareholder fees;
•	redemptions and exchanges effected by other mutual funds that are sponsored by PIMCO or its affiliates; and
•	otherwise as PIMCO or the Trust may determine in their sole discretion.

Applicability of Redemption Fees in Certain Defined Contribution Plans.  Redemption fees will not apply to the following transactions in participant-directed retirement plans (such as 401(k), 403(b), 457 and Keogh plans): 1) where the shares being redeemed were purchased with new contributions to the plan (e.g., payroll contributions, employer contributions, loan repayments); 2) redemptions made in connection with taking out a loan from the plan; 3) redemptions in connection with death, disability, hardship withdrawals, or Qualified Domestic Relations Orders; 4) redemptions made as part of a systematic withdrawal plan; 5) redemptions made by a defined contribution plan in connection with a termination or restructuring of the plan or 6) redemptions made in connection with a participant’s termination of employment. Redemption fees generally will apply to other participant-directed redemptions and exchanges. For example, if a participant exchanges shares of Fund A that were purchased with new contributions, into Fund B, a redemption fee would not apply to that exchange. However, any subsequent participant-directed exchange of those shares from Fund B into Fund A or another

Prospectus	29

fund may be subject to redemption fees, depending upon the holding period and subject to the exceptions described in this paragraph.

Retirement plan sponsors, participant recordkeeping organizations and other financial intermediaries may also impose their own restrictions, limitations or fees in connection with transactions in the Funds’ shares, which may be stricter than those described in this section. You should contact your plan sponsor, recordkeeper or financial intermediary for more information on any differences in how the redemption fee is applied to your investments in the Funds, and whether any additional restrictions, limitations or fees are imposed in connection with transactions in Fund shares.

The Trust may eliminate or modify the waivers enumerated above at any time, in its sole discretion. You will receive 60 days’ notice of any material changes to the Redemption Fee, unless otherwise permitted by law.

Timing of Redemption Payments

Redemption proceeds will normally be mailed to the redeeming shareholder within seven calendar days or, in the case of wire transfer or Fund Link redemptions, sent to the designated bank account within one business day. Fund Link redemptions may be received by the bank on the second or third business day. In cases where shares have recently been purchased by personal check, redemption proceeds may be withheld until the check has been collected, which may take up to 15 days. To avoid such withholding, investors should purchase shares by certified or bank check or by wire transfer.

Redemptions In Kind

The Trust will redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1% of the Fund’s net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust may pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. It is highly unlikely that your shares would ever be redeemed in kind. If your shares are redeemed in kind, you should expect to incur transaction costs upon the disposition of the securities received in the distribution.

Certificated Shares

If you are redeeming shares for which certificates have been issued, the certificates must be mailed to or deposited with the Trust, duly endorsed or accompanied by a duly endorsed stock power or by a written request for redemption. Signatures must be guaranteed as described under “Signature Guarantee” below. The Trust may request further documentation from institutions or fiduciary accounts, such as corporations, custodians (e.g., under the Uniform Gifts to Minors Act), executors, administrators, trustees or guardians. Your redemption request and stock power must be signed exactly as the account is registered, including indication of any special capacity of the registered owner.

Signature Guarantee

When a signature guarantee is called for, a “medallion” signature guarantee will be required. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are the Securities Transfer Agents Medallion Program, Stock Exchanges Medallion Program and New York Stock Exchange, Inc. Medallion Signature Program. Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted. Please note that financial institutions participating in a recognized medallion program may still be ineligible to provide a signature guarantee for transactions of greater than a specified dollar amount. The Trust may change the signature guarantee requirements from time to time upon notice to shareholders, which may be given by means of a new or supplemented prospectus.

Verification of Identity

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, a Fund must obtain the following information for each person that opens a new account:

1.    Name;

2.    Date of birth (for individuals);

3.    Residential or business street address; and

4.    Social security number, taxpayer identification number, or other identifying number.

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

30	PIMCO Funds

Individuals may also be asked for a copy of their driver’s license, passport or other identifying document in order to verify their identity. In addition, it may be necessary to verify an individual’s identity by cross-referencing the identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

After an account is opened, a Fund may restrict your ability to purchase additional shares until your identity is verified. A Fund may also close your account and redeem your shares or take other appropriate action if it is unable to verify your identity within a reasonable time.

Fund Distributions

Each Fund distributes substantially all of its net investment income to shareholders in the form of dividends. You begin earning dividends on Fund shares the day after the Trust receives your purchase payment. Dividends paid by each Fund with respect to each class of shares are calculated in the same manner and at the same time, but dividends on Class B and Class C shares are expected to be lower than dividends on Class A shares as a result of the distribution fees applicable to Class B and Class C shares. The Funds intend to declare daily and distribute dividends monthly to shareholders of record.

In addition, each Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently.

You can choose from the following distribution options:

•	Reinvest all distributions in additional shares of the same class of your Fund at NAV. This will be done unless you elect another option.
•	Invest all distributions in shares of the same class of any other Fund of PIMCO Funds or Allianz Funds which offers that class at NAV. You must have an account existing in the Fund selected for investment with the identical registered name. You must elect this option on your account application or by a telephone request to the Transfer Agent at 1-800-426-0107.
•	Receive all distributions in cash (either paid directly to you or credited to your account with your broker or other financial intermediary). You must elect this option on your account application or by a telephone request to the Transfer Agent at 1-800-426-0107.

You do not pay any sales charges on shares you receive through the reinvestment of Fund distributions.

If you elect to receive Fund distributions in cash and the postal or other delivery service is unable to deliver checks to your address of record, the Trust’s Transfer Agent will hold the returned check for your benefit in a non-interest bearing account.

Tax Consequences

The following information is meant as a general summary for U.S. taxpayers. Please see the SAI for additional information. You should rely on your own tax adviser for advice about the particular federal, state and local tax consequences to you of investing in each Fund.

Each Fund will distribute substantially all of its income and gains to its shareholders every year, and shareholders will be taxed on distributions they receive unless the distribution is derived from tax-exempt income and is designated as an “exempt-interest dividend.”

•   Dividends paid to shareholders of each Fund and derived from Municipal Bond interest are expected to be designated by each Fund as “exempt-interest dividends” and shareholders may generally exclude such dividends from gross income for federal income tax purposes. The federal tax exemption for “exempt-interest dividends” from Municipal Bonds does not necessarily result in the exemption of such dividends from state and local taxes although the California Intermediate Municipal Bond Fund, California Municipal Bond Fund, and the New York Municipal Bond Fund intend to arrange their affairs so that a portion of such distributions will be exempt from state taxes in the respective state. Each Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Dividends derived from taxable interest or capital gains will be subject to federal income tax. If a Fund invests in “private activity bonds,” certain shareholders may become subject to alternative minimum tax on the part of the Fund’s distributions derived from interest on such bonds.

Prospectus	31

•   If you are subject to U.S. federal income tax, you will be subject to tax on Fund distributions derived from taxable interest or capital gains whether you received them in cash or reinvested them in additional shares of the Funds. For federal income tax purposes, Fund distributions that are taxable will be taxable to you as either ordinary income or capital gains. Ordinary taxable Fund dividends (i.e., distributions of investment income) are taxable to you as ordinary income. If the Fund designates a dividend as a capital gain distribution, you will pay tax on that dividend at the long-term capital gains tax rate, no matter how long you have held your Fund shares. Distributions of gains from investments that the Fund owned for one year or less will generally be taxable to you as ordinary income.

Taxable Fund distributions are taxable to you even if they are paid from income or gains earned by a Fund prior to your investment and thus were included in the price you paid for your shares. For example, if you purchase shares on or just before the record date of a Fund distribution, you will pay full price for the shares and may receive a portion of your investment back as a taxable distribution.

You will generally have a taxable capital gain or loss if you dispose of your Fund shares by redemption, exchange or sale. The amount of the gain or loss and the rate of tax will depend primarily upon how much you pay for the shares, how much you sell them for, and how long you hold them. When you exchange shares of a Fund for shares of another series, the transaction will be treated as a sale of the Fund shares for these purposes, and any gain on those shares will generally be subject to federal income tax.

The Funds seek to produce income that is generally exempt from U.S. income tax and will not benefit investors in tax-sheltered retirement plans or individuals not subject to U.S. income tax. Further, the California Intermediate Municipal Bond, California Municipal Bond, and New York Municipal Bond Funds seek to produce income that is generally exempt from the relevant state’s income tax and will not provide any state tax benefit to individuals that are not subject to that state’s income tax.

This section relates only to federal income tax; the consequences under other tax laws may differ. Shareholders should consult their tax advisers as to the possible application of foreign, state and local income tax laws to Fund dividends and capital distributions. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Funds.

Characteristics and Risks of Securities and Investment Techniques

This section provides additional information about some of the principal investments and related risks of the Funds described under “Summary Information” and “Summary of Principal Risks” above. It also describes characteristics and risks of additional securities and investment techniques that may be used by the Funds from time to time. Most of these securities and investment techniques are discretionary, which means that PIMCO can decide whether to use them or not. This prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Funds. As with any mutual fund, investors in the Funds rely on the professional investment judgment and skill of PIMCO and the individual portfolio managers. Please see “Investment Objectives and Policies” in the Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Funds.

Securities Selection

In selecting securities for a Fund, PIMCO develops an outlook for interest rates and the economy; analyzes credit and call risks, and uses other security selection techniques. The proportion of a Fund’s assets committed to investment in securities with particular characteristics (such as quality, sector, interest rate or maturity) varies based on PIMCO’s outlook for the U.S. economy, the financial markets and other factors.

PIMCO attempts to identify areas of the bond market that are undervalued relative to the rest of the market. PIMCO identifies these areas by grouping bonds into sectors. Sophisticated proprietary software then assists in evaluating sectors and pricing specific securities. Once investment opportunities are identified, PIMCO will shift assets among sectors depending upon changes in relative valuations and credit spreads. There is no guarantee that PIMCO’s security selection techniques will produce the desired results.

U.S. Government Securities

U.S. Government Securities are obligations of, or guaranteed by, the U.S. Government, its agencies or government-sponsored enterprises. U.S. Government Securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. U.S. Government Securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

32	PIMCO Funds

Municipal Bonds

Municipal bonds are generally issued by states and local governments and their agencies, authorities and other instrumentalities. Municipal bonds are subject to interest rate, credit and market risk. The ability of an issuer to make payments could be affected by litigation, legislation or other political events or the bankruptcy of the issuer. Lower rated municipal bonds are subject to greater credit and market risk than higher quality municipal bonds. The types of municipal bonds in which the Funds may invest include municipal lease obligations. The Funds may also invest in securities issued by entities whose underlying assets are municipal bonds.

The Funds may invest, without limitation, in residual interest bonds, which are created by depositing municipal securities in a trust and dividing the income stream of an underlying municipal bond in two parts, one, a variable rate security and the other, a residual interest bond. The interest rate for the variable rate security is determined by an index or an auction process held approximately every 7 to 35 days, while the residual interest bond holder receives the balance of the income from the underlying municipal bond less an auction fee. The market prices of residual interest bonds may be highly sensitive to changes in market rates and may decrease significantly when market rates increase.

Mortgage-Related and Other Asset-Backed Securities

Each Fund may invest in mortgage- or other asset-backed securities. Mortgage-related securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property.

The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. If unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of the security can be expected to increase. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund’s yield to maturity from these securities. Each Fund may invest up to 5% of its total assets in any combination of mortgage-related or other asset-backed IO, PO, or inverse floater securities.

Each Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The Funds may invest in other asset-backed securities that have been offered to investors.

Loan Participations and Assignments

The Funds may invest in fixed- and floating-rate loans, which investments generally will be in the form of loan participations and assignments of portions of such loans. Participations and assignments involve special types of risk, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. If a Fund purchases a participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower.

Corporate Debt Securities

Corporate debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates rise, the value of corporate debt securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

Prospectus	33

High Yield Securities

Securities rated lower than Baa by Moody’s or lower than BBB by S&P are sometimes referred to as “high yield” or “junk” bonds. Investing in high yield securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields, high yield securities typically entail greater potential price volatility and may be less liquid than higher-rated securities. High yield securities may be regarded as predominately speculative with respect to the issuer’s continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities.

Variable and Floating Rate Securities

Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. Each Fund may invest in floating rate debt instruments (“floaters”) and engage in credit spread trades. While floaters provide a certain degree of protection against rises in interest rates, a Fund will participate in any declines in interest rates as well. Each Fund may also invest in inverse floating rate debt instruments (“inverse floaters”). An inverse floater may exhibit greater price volatility than a fixed rate obligation of similar credit quality. Each Fund may invest up to 5% of its total assets in any combination of mortgage-related or other asset-backed IO, PO, or inverse floater securities.

Inflation-Indexed Bonds

Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Event-Linked Exposure

Each Fund may obtain event-linked exposure by investing in “event-linked bonds” or “event-linked swaps” or implement “event-linked strategies.” Event-linked exposure results in gains or losses that typically are contingent, or formulaically related to defined trigger events. Examples of trigger events include hurricanes, earthquakes, weather-related phenomena, or statistics relating to such events. Some event-linked bonds are commonly referred to as “catastrophe bonds.” If a trigger event occurs, a Fund may lose a portion or its entire principal invested in the bond or notional amount on a swap. Event-linked exposure often provides for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. Event-linked exposure may also expose a Fund to certain unanticipated risks including credit risk, counterparty risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences. Event-linked exposures may also be subject to liquidity risk.

Convertible and Equity Securities

Each Fund may invest in convertible securities. Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, that are convertible into or exercisable for common stock at a stated price or rate. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security will normally also provide income and is subject to interest rate risk. Convertible securities may be lower-rated securities subject to greater levels of credit risk. A Fund may be forced to convert a security before it would otherwise choose, which may have an adverse effect on the Fund’s ability to achieve its investment objective.

While the Funds intend to invest primarily in fixed income securities, each may invest in convertible securities or equity securities. While some countries or companies may be regarded as favorable investments, pure fixed income opportunities may be unattractive or limited due to insufficient supply, or legal or technical restrictions. In such cases, a Fund may consider convertible securities or equity securities to gain exposure to such investments.

34	PIMCO Funds

Equity securities generally have greater price volatility than fixed income securities. The market price of equity securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally or particular industries represented in those markets. The value of an equity security may also decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Repurchase Agreements

Each Fund may enter into repurchase agreements, in which the Fund purchases a security from a bank or broker-dealer, which agrees to repurchase the security at the Fund’s cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Reverse Repurchase Agreements, Dollar Rolls and Other Borrowings

Each Fund may enter into reverse repurchase agreements and dollar rolls, subject to a Fund’s limitations on borrowings. A reverse repurchase agreement or dollar roll involves the sale of a security by a Fund and its agreement to repurchase the instrument at a specified time and price, and may be considered a form of borrowing for some purposes. A Fund will segregate or “earmark” assets determined to be liquid by PIMCO or otherwise cover its obligations under reverse repurchase agreements, dollar rolls, and other borrowings. Reverse repurchase agreements, dollar rolls and other forms of borrowings may create leveraging risk for a Fund.

Each Fund may borrow money to the extent permitted under the 1940 Act. This means that, in general, a Fund may borrow money from banks for any purpose on a secured basis in an amount up to  1/3 of the Fund’s total assets. A Fund may also borrow money for temporary administrative purposes on an unsecured basis in an amount not to exceed 5% of the Fund’s total assets.

Derivatives

Each Fund may, but is not required to, use certain derivative instruments for risk management purposes or as part of its investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. Examples of derivative instruments include options contracts, futures contracts, options on futures contracts and swap agreements (including, but not limited to, credit default swaps). A portfolio manager may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed. A description of these and other derivative instruments that the Funds may use are described under “Investment Objectives and Policies” in the Statement of Additional Information.

A Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments. A description of various risks associated with particular derivative instruments is included in “Investment Objectives and Policies” in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Funds.

Management Risk.  Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

Credit Risk.  The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a “counterparty”) to make required payments or otherwise comply with the contract’s terms. Additionally, credit default swaps could result in losses if a Fund does not correctly evaluate the creditworthiness of the company on which the credit default swap is based.

Liquidity Risk.  Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Leverage Risk.  Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial

Prospectus	35

investment. When a Fund uses derivatives for leverage, investments in that Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, each Fund will segregate or “earmark” assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under derivative instruments.

Lack of Availability.  Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, the portfolio manager may wish to retain the Fund’s position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other suitable counterparty can be found. There is no assurance that a Fund will engage in derivatives transactions at any time or from time to time. A Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.

Market and Other Risks.  Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund’s interest. If a portfolio manager incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. A Fund may also have to buy or sell a security at a disadvantageous time or price because the Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, a Fund’s use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments.

Delayed Funding Loans and Revolving Credit Facilities

The Funds may also enter into, or acquire participations in, delayed funding loans and revolving credit facilities, in which a lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. These commitments may have the effect of requiring a Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that a Fund is committed to advance additional funds, it will segregate or “earmark” assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees in an amount sufficient to meet such commitments. Delayed funding loans and revolving credit facilities are subject to credit, interest rate and liquidity risk and the risks of being a lender.

When-Issued, Delayed Delivery and Forward Commitment Transactions

Each Fund may purchase securities which it is eligible to purchase on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date. This risk is in addition to the risk that the Fund’s other assets will decline in value. Therefore, these transactions may result in a form of leverage and increase a Fund’s overall investment exposure. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated or “earmarked” to cover these positions.

Investment in Other Investment Companies

Each Fund may invest up to 10% of its total assets in securities of other investment companies, such as open-end or closed-end management investment companies, or in pooled accounts or other investment vehicles. As a shareholder of an investment company, a Fund may indirectly bear service and other fees which are in addition to the fees the Fund pays its service providers.

36	PIMCO Funds

Subject to the restrictions and limitations of the 1940 Act, each Fund may elect to pursue its investment objective either by investing directly in securities, or by investing in one or more underlying investment vehicles or companies that have substantially similar investment objectives, policies and limitations as the Fund. The Funds may also invest in exchange traded funds, subject to the restrictions and limitations of the 1940 Act.

Short Sales

Each Fund may make short sales as part of its overall portfolio management strategies or to offset a potential decline in value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. Short sales expose a Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as “covering” the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. A Fund making a short sale must segregate or “earmark” assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees or otherwise cover its position in a permissible manner.

Illiquid Securities

Each Fund may invest up to 15% of its net assets in illiquid securities. Certain illiquid securities may require pricing at fair value as determined in good faith under the supervision of the Board of Trustees. A portfolio manager may be subject to significant delays in disposing of illiquid securities, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Loans of Portfolio Securities

For the purpose of achieving income, each Fund may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see “Investment Objectives and Policies” in the Statement of Additional Information for details. When a Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. A Fund may pay lending fees to a party arranging the loan.

Portfolio Turnover

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

Temporary Defensive Strategies

For temporary or defensive purposes, each fund may invest without limit in U.S. debt securities, including taxable and short-term money market securities, when PIMCO deems it appropriate to do so. When a Fund engages in such strategies, it may not achieve its investment objective.

Changes in Investment Objectives and Policies

The investment objective of each Fund is fundamental and may not be changed without shareholder approval. Unless otherwise stated, all other investment policies of the Funds may be changed by the Board of Trustees without shareholder approval.

Percentage Investment Limitations

Unless otherwise stated, all percentage limitations on Fund investments listed in this prospectus will apply at the time of investment. A Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment. For each Fund that has adopted a policy to invest at least 80% of its assets in investments suggested by its name, the term “assets” means net assets plus the amount of any borrowings for investment purposes.

Credit Ratings and Unrated Securities

Rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. Appendix A to this prospectus describes the various ratings assigned to fixed income securities by Moody’s and S&P. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risks. Rating agencies may fail to make timely changes in credit ratings and an

Prospectus	37

issuer’s current financial condition may be better or worse than a rating indicates. A Fund will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. PIMCO does not rely solely on credit ratings, and develops its own analysis of issuer credit quality.

A Fund may purchase unrated securities (which are not rated by a rating agency) if its portfolio manager determines that the security is of comparable quality to a rated security that the Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the portfolio manager may not accurately evaluate the security’s comparative credit rating. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality fixed income securities. To the extent that a Fund invests in high yield and/or unrated securities, the Fund’s success in achieving its investment objective may depend more heavily on the portfolio manager’s creditworthiness analysis than if the Fund invested exclusively in higher-quality and rated securities.

Other Investments and Techniques

The Funds may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this prospectus. These securities and techniques may subject the Funds to additional risks. Please see the Statement of Additional Information for additional information about the securities and investment techniques described in this prospectus and about additional securities and techniques that may be used by the Funds.

38	PIMCO Funds

(THIS PAGE INTENTIONALLY LEFT BLANK)

Prospectus	39

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of Class A, Class B and Class C shares of the Municipal Bond Fund, Class A and Class C shares of the Short Duration Municipal Income Fund, and Class A shares of the California Intermediate Municipal Bond, California Municipal Bond and New York Municipal Bond Funds since the class of shares for each Fund was first offered. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a particular class of shares of a Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Fund’s financial statements, are included in the Trust’s annual report to shareholders. The annual report is incorporated by reference in the Statement of Additional Information and is available free of charge upon request from the Distributor. Note: All footnotes to the financial highlights table appear at the end of the tables.

Year or Period Ended	Net Asset Value Beginning of Period	Net Investment Income (Loss)++(a)	Net Realized and Unrealized Gain (Loss) on Investments++(a)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains
California Intermediate Municipal Bond Fund
Class A
03/31/2005	$10.22	$0.38	$(0.26)	$0.12	$(0.38)	$0.00
03/31/2004	10.22	0.37	0.00	0.37	(0.37)	0.00
03/31/2003	10.16	0.40	0.12	0.52	(0.41)	(0.05)
03/31/2002	10.60	0.46	(0.07)	0.39	(0.43)	(0.40)
03/31/2001	10.05	0.43	0.57	1.00	(0.42)	(0.03)
California Municipal Bond Fund
Class A
03/31/2005	$10.42	$0.37	$(0.12)	$0.25	$(0.37)	$0.00
03/31/2004	10.36	0.37	0.10	0.47	(0.37)	(0.04)
03/31/2003	10.02	0.41	0.36	0.77	(0.42)	(0.01)
03/31/2002	10.35	0.32	0.08	0.40	(0.34)	(0.39)
07/31/2000 – 03/31/2001	10.35	0.27	0.46	0.73	(0.30)	(0.43)
Municipal Bond Fund
Class A
03/31/2005	$10.32	$0.39	$(0.19)	$0.20	$(0.38)	$0.00
03/31/2004	10.18	0.38	0.13	0.51	(0.37)	0.00
03/31/2003	10.03	0.42	0.18	0.60	(0.42)	(0.03)
03/31/2002	10.02	0.47	0.12	0.59	(0.47)	(0.11)
03/31/2001	9.47	0.44	0.55	0.99	(0.44)	0.00
Class B
03/31/2005	10.32	0.31	(0.19)	0.12	(0.30)	0.00
03/31/2004	10.18	0.30	0.14	0.44	(0.30)	0.00
03/31/2003	10.03	0.34	0.19	0.53	(0.35)	(0.03)
03/31/2002	10.02	0.39	0.12	0.51	(0.39)	(0.11)
03/31/2001	9.47	0.37	0.55	0.92	(0.37)	0.00
Class C
03/31/2005	10.32	0.34	(0.19)	0.15	(0.33)	0.00
03/31/2004	10.18	0.32	0.14	0.46	(0.32)	0.00
03/31/2003	10.03	0.37	0.18	0.55	(0.37)	(0.03)
03/31/2002	10.02	0.42	0.12	0.54	(0.42)	(0.11)
03/31/2001	9.47	0.39	0.55	0.94	(0.39)	0.00
New York Municipal Bond Fund
Class A
03/31/2005	$10.87	$0.33	$(0.10)	$0.23	$(0.33)	$0.00
03/31/2004	10.68	0.32	0.21	0.53	(0.32)	(0.02)
03/31/2003	10.35	0.37	0.48	0.85	(0.40)	(0.12)
03/31/2002	10.64	0.44	0.18	0.62	(0.45)	(0.46)
03/31/2001	9.94	0.43	0.77	1.20	(0.41)	(0.09)
Short Duration Municipal Income Fund
Class A
03/31/2005	$10.17	$0.24	$(0.22)	$0.02	$(0.24)	$0.00
03/31/2004	10.16	0.17	0.01	0.18	(0.17)	0.00
03/31/2003	10.17	0.22	(0.01)	0.21	(0.22)	0.00
Class C
03/31/2005	10.17	0.21	(0.22)	(0.01)	(0.21)	0.00
03/31/2004	10.16	0.14	0.01	0.15	(0.14)	0.00
03/31/2003	10.17	0.19	(0.01)	0.18	(0.19)	0.00

+	Annualized.
++	As a result of a change in generally accepted accounting principles, the Fund has reclassified periodic payments made or received for certain derivative instruments, which were previously included within miscellaneous income, to a component of realized gain (loss) in the Statement of Operations. The effects of these reclassifications are noted in the discussion of Swap Agreements in the Notes to the Financial Statements in the March 31, 2005 Annual Report.
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 0.85%.
(c)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 2.43%.
(d)	Effective January 1, 2003, the administrative expense was increased to 0.40%.
(e)	Effective October 1, 2004, the administrative expense was reduced to 0.35%.
(f)	Effective Decmeber 22, 2004, PIMCO and the Distributor have contractually agreed for the Fund’s current and next fiscal year (ending 03/31/2006) to waive 0.05% of both the Fund’s administrative fee and distribution and/or service 112-b-1 fees, respectively.

40	PIMCO Funds

Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000’s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets++	Portfolio Turnover Rate

$(0.38)	$9.96	1.17%	$44,676	0.87	%(e)	3.75%	59%
(0.37)	10.22	3.73	47,407	0.90		3.69	137
(0.46)	10.22	5.13	58,325	0.87	(d)	3.86	101
(0.83)	10.16	3.76	22,828	0.86	(b)	4.39	94
(0.45)	10.60	10.19	29,035	0.86	(b)	4.19	257

$(0.37)	$10.30	2.43%	$4,647	0.87	%(e)	3.57%	46%
(0.41)	10.42	4.63	5,086	0.90		3.60	157
(0.43)	10.36	7.74	5,830	0.87	(d)	3.97	221
(0.73)	10.02	3.81	2,037	0.87	(b)	3.10	164
(0.73)	10.35	7.72	706	0.85	+ (c)	3.89 +	338

$(0.38)	$10.41	1.96%	$54,983	0.88	%(e)	3.83%	64%
(0.37)	10.32	5.15	60,742	0.90		3.66	115
(0.45)	10.18	6.08	65,254	0.86	(d)	4.05	108
(0.58)	10.03	5.94	21,295	0.85		4.60	231
(0.44)	10.02	10.74	11,381	0.85		4.52	306

(0.30)	10.14	1.20	40,015	1.63	(e)	3.07	64
(0.30)	10.32	4.36	46,467	1.65		2.90	115
(0.38)	10.18	5.29	43,553	1.61	(d)	3.32	108
(0.50)	10.03	5.15	18,535	1.60		3.85	231
(0.37)	10.02	9.92	8,513	1.60		3.79	306

(0.33)	10.14	1.45	69,930	1.38	(e)	3.33	64
(0.32)	10.32	4.62	81,894	1.40		3.16	115
(0.40)	10.18	5.55	92,101	1.36	(d)	3.59	108
(0.53)	10.03	5.42	48,265	1.35		4.10	231
(0.39)	10.02	10.20	30,539	1.35		4.06	306

$(0.33)	$10.77	2.14%	$16,135	0.87	%(e)	3.04%	42%
(0.34)	10.87	5.04	16,328	0.90		2.96	147
(0.52)	10.68	8.36	11,739	0.88	(d)	3.49	227
(0.91)	10.35	6.09	2,210	0.87	(b)	4.22	204
(0.50)	10.64	12.38	186	0.86	(b)	4.15	973

$(0.24)	$9.95	0.20%	$199,843	0.81	%(e)(f)	2.37%	104%
(0.17)	10.17	1.78	261,909	0.85		1.65	226
(0.22)	10.16	2.07	207,709	0.82	(d)	2.16	152

(0.21)	9.95	(0.10)	49,751	1.11	(e)(f)	2.07	104
(0.14)	10.17	1.47	67,984	1.15		1.35	226
(0.19)	10.16	1.77	45,755	1.12	(d)	1.88	152

Prospectus	41

Appendix A

Description of Securities Ratings

A Fund’s investment may range in quality from securities rated in the lowest category in which the Fund is permitted to invest to securities rated in the highest category (as rated by Moody’s or S&P or, if unrated, determined by PIMCO to be of comparable quality). The percentage of a Fund’s assets invested in securities particular rating category will vary. The following terms are generally used to described the credit quality of fixed income securities:

High Quality Debt Securities are those rated in one of the two highest rating categories (the highest category for commercial paper) or, if unrated, deemed comparable by PIMCO.

Investment Grade Debt Securities are those rated in one of the four highest rating categories or, if unrated deemed comparable by PIMCO.

Below Investment Grade, High Yield Securities (“Junk Bonds”) are those rated lower than Baa by Moody’s or BBB by S&P and comparable securities. They are considered predominantly speculative with respect to the issuer’s ability to repay principal and interest.

The following is a description of Moody’s and S&P’s rating categories applicable to fixed income securities.

Moody's Investors Service, Inc.

Moody’s Long-Term Ratings: Bonds and Preferred Stock

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than with Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody’s applies numerical modifiers, 1, 2, and 3 in each generic rating classified from Aa through Caa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Corporate Short-Term Debt Ratings

Moody’s short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. Obligations relying upon support mechanisms such as letters of credit and bonds of indemnity are excluded unless explicitly rated.

Prospectus	A-1

Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

Short-Term Municipal Bond Ratings

There are three rating categories for short-term municipal bonds that define an investment grade situation, which are listed below. In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents an evaluation of the degree of risk associated with scheduled principal and interest payments, and the other represents an evaluation of the degree of risk associated with the demand feature. The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1. MIG ratings terminate at the retirement of the obligation while VMIG rating expiration will be a function of each issue’s specific structural or credit features.

MIG 1/VMIG 1: This designation denotes superior quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: This designation denotes strong quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3: This designation denotes acceptable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

SG: This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

Standard & Poor's Ratings Services

Corporate and Municipal Bond Ratings

Investment Grade

AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions, or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Speculative Grade

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

A-2	PIMCO Funds

B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC: Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC: The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C: The rating C is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI: The rating CI is reserved for income bonds on which no interest is being paid.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional ratings: The letter “p” indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

r: The “r” is attached to highlight derivative, hybrid, and certain other obligations that S&P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities.

The absence of an “r” symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R.: Not rated.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Commercial Paper Rating Definitions

An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from A for the highest quality obligations to D for the lowest. These categories are as follows:

A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B: Issues rated B are regarded as having only speculative capacity for timely payment.

C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

A commercial paper rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to S&P by the issuer or obtained from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.

Prospectus	A-3

PIMCO Funds

The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Funds. The SAI is incorporated by reference into this prospectus, which means it is part of this prospectus for legal purposes.

The SAI includes the Allianz Funds and PIMCO Funds Shareholders Guide for Class A, B, C and R Shares, a separate booklet which contains more detailed information about Fund purchase, redemption and exchange options and procedures and other information about the Funds. You can get a free copy of the Guide together with or separately from the rest of the SAI.

You may get free copies of the SAI, request other information about a Fund, or make shareholder inquiries by calling the Trust at 1-800-426-0107, or PIMCO Infolink Audio Response Network at 1-800-987-4626, or by writing to:

Allianz Global Investors Distributors LLC

2187 Atlantic Street

Stamford, CT 06902

You can also visit our Web site at www.allianzinvestors.com for additional information about the Funds, including the SAI and the Annual and Semi-Annual Reports.

You may review and copy information about the Trust, including its SAI, at the Securities and Exchange Commission’s public reference room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the public reference room. You may also access reports and other information about the Trust on the Commission’s Web site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102, or by e-mailing your request to publicinfo@sec.gov.

Investment Company Act File number: 811-5028

INVESTMENT ADVISER AND ADMINISTRATOR

PIMCO, 840 Newport Center Drive, Newport Beach, CA 92660

DISTRIBUTOR

Allianz Global Investors Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902-6896

CUSTODIAN

State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO 64105

SHAREHOLDER SERVICING AGENT AND TRANSFER AGENT

PFPC Inc., P.O. Box 9688, Providence, RI 02940-9688

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO 64105

LEGAL COUNSEL

Dechert LLP, 1775 I Street N.W., Washington, D.C. 20006-2401

For further information about the PIMCO Funds, call 1-800-426-0107 or visit our Web site at www.allianzinvestors.com.

Not part of the prospectus

The PIMCO Funds & Allianz Funds Family

The PIMCO Funds & Allianz Funds offer access to the world-class investment firms of Allianz Global Investors–one of the world’s largest asset management companies, with more than $1 trillion under management (as of 12/31/04).

The PIMCO Funds are managed by PIMCO, widely recognized as one of the premier bond managers in the world. The PIMCO Funds cover the fixed-income spectrum, and also include the innovative Real Return Strategy and IndexPLUS funds. PIMCO Total Return Fund is the largest bond fund in the U.S.**

The Allianz Funds are managed by institutional equity managers, including the Allianz-owned investment firms NFJ Investment Group, Oppenheimer Capital, RCM Capital Management, Nicholas-Applegate Capital Management and PEA Capital. The Allianz Funds represent a wide range of investment strategies, including growth and value, small-, mid- and large-cap, domestic and international portfolios.

PIMCO Funds		Allianz Funds
Short-Duration Bond	Tax-Exempt Bond	Value Stock	International Stock
PIMCO Short-Term	PIMCO Short Duration Municipal	NFJ Dividend Value	NACM Global
PIMCO Low Duration	Income	NFJ Large-Cap Value	RCM Global Small-Cap
PIMCO Floating Income	PIMCO Municipal Bond	OCC Renaissance	NFJ International Value
Core Bond	PIMCO California Intermediate	OCC Value	NACM International
PIMCO Total Return	Municipal Bond	NACM Flex-Cap Value	RCM International
Government/Mortgage Bond	PIMCO California Municipal Bond	NFJ Small-Cap Value	Growth Equity
PIMCO Long-Term U.S. Government	PIMCO New York Municipal Bond	Blend Stock	NACM Pacific Rim
PIMCO GNMA	Real Return Strategy	PEA Growth & Income	Sector-Related Stock
PIMCO Total Return Mortgage	PIMCO Real Return	CCM Capital Appreciation	RCM Global Healthcare
Corporate Bond	PIMCO CommodityRealReturn	OCC Core Equity	RCM Biotechnology
PIMCO Diversified Income	Strategy	CCM Mid-Cap	RCM Global Technology
PIMCO High Yield	PIMCO RealEstateRealReturn Strategy	Growth Stock	RCM Innovation*
PIMCO Investment Grade	PIMCO All Asset	RCM Large-Cap Growth	Balanced
Corporate Bond	IndexPLUS	RCM Targeted Core Growth	AMM Asset Allocation
International Bond	PIMCO StocksPLUS	PEA Growth
PIMCO Global Bond	PIMCO StocksPLUS Total Return	NACM Growth
(U.S. Dollar-Hedged)	PIMCO International StocksPLUS	RCM Mid-Cap
PIMCO Foreign Bond	TR Strategy	PEA Target
(U.S. Dollar-Hedged)	PIMCO Fundamental IndexPLUS	PEA Opportunity
PIMCO Foreign Bond (Unhedged)	Fund
PIMCO Emerging Markets Bond	PIMCO Fundamental IndexPLUS TR
Developing Local Markets Fund	Fund

www.allianzinvestors.com

*	Proposed to merge with RCM Global Technology Fund on or about April 29, 2005.
**	As of 1/31/05 according to SimFunds.

This cover is not part of the Prospectus		AZ002_12645
Allianz Global Investors Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902

PIMCO Funds

Prospectus

July 29, 2005

Municipal Bond Funds

Share Class	NATIONAL SHORT DURATION TAX-EXEMPT BOND FUND
D	PIMCO Short Duration Municipal Income Fund
NATIONAL TAX-EXEMPT BOND FUND
PIMCO Municipal Bond Fund
STATE-SPECIFIC TAX-EXEMPT BOND FUNDS
PIMCO California Intermediate Municipal Bond Fund
PIMCO California Municipal Bond Fund
PIMCO New York Municipal Bond Fund

This cover is not part of the Prospectus.

PIMCO Funds Prospectus

This prospectus describes 5 mutual funds offered by PIMCO Funds (the “Trust”). The Funds provide access to the professional investment advisory services offered by Pacific Investment Management Company LLC (“PIMCO”). As of June 30, 2005, PIMCO managed approximately $493 billion in assets. The firm’s institutional heritage is reflected in the PIMCO Funds offered in this prospectus.

The Funds offer Class D shares in this prospectus. This prospectus explains what you should know about the Funds before you invest. Please read it carefully.

The Securities and Exchange Commission has not approved or disapproved these securities, or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Prospectus	1

Summary Information

The table below compares certain investment characteristics of the Funds. Other important characteristics are described in the individual Fund Summaries beginning on page 4. Following the table are certain key concepts which are used throughout the prospectus.

		Main Investments	Duration	Credit Quality(1)	Non-U.S. Dollar Denominated Securities
Tax-Exempt Bond Funds	Short Duration Municipal Income	Short to intermediate maturity municipal securities (exempt from federal income tax)	0–3 years	Baa to Aaa	0%
	California Intermediate Municipal Bond	Intermediate maturity municipal securities (exempt from federal and California income tax)	3–7 years	B to Aaa; max 10% below Baa	0%
	Municipal Bond	Intermediate to long-term maturity municipal securities (exempt from federal income tax)	3–10 years	Ba to Aaa; max 10% below Baa	0%
	California Municipal Bond	Intermediate to long-term maturity municipal securities (exempt from federal and California income tax)	3–12 years	B to Aaa; max 10% below Baa	0%
	New York Municipal Bond	Intermediate to long-term maturity municipal securities (exempt from federal and New York income tax)	3–12 years	B to Aaa; max 10% below Baa	0%

(1)	As rated by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Service (“S&P”), or if unrated, determined by PIMCO to be of comparable quality.

Fixed Income Instruments

Consistent with each Fund’s investment policies, each Fund will primarily invest in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax (“Municipal Bonds”). The term “Fixed Income Instruments” as used generally in this prospectus includes:

•	securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (“U.S. Government Securities”);
•	corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;
•	mortgage-backed and other asset-backed securities;
•	inflation-indexed bonds issued both by governments and corporations;
•	structured notes, including hybrid or “indexed” securities, event-linked bonds and loan participations;
•	delayed funding loans and revolving credit facilities;
•	bank certificates of deposit, fixed time deposits and bankers’ acceptances;
•	repurchase agreements and reverse repurchase agreements;
•	debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;
•	obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and
•	obligations of international agencies or supranational entities.

Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury.

The Funds may invest in derivatives based on Fixed Income Instruments.

Duration

Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. Similarly, a Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration. By way of example, the price of a bond fund with a duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point.

2	PIMCO Funds

Summary Information (continued)

Credit Ratings

In this prospectus, references are made to credit ratings of debt securities, which measure an issuer’s expected ability to pay principal and interest over time. Credit ratings are determined by rating organizations, such as S&P or Moody’s. The following terms are generally used to describe the credit quality of debt securities depending on the security’s credit rating or, if unrated, credit quality as determined by PIMCO:

•	high quality
•	investment grade
•	below investment grade (“high yield securities” or “junk bonds”)

For a further description of credit ratings, see “Appendix A—Description of Securities Ratings.” As

noted in Appendix A, Moody’s and S&P may modify their ratings of securities to show relative standing within a rating category, with the addition of numerical modifiers (1, 2 or 3) in the case of Moody’s, and with the addition of a plus (+) or minus (-) sign in the case of S&P. A Fund may purchase a security, regardless of any rating modification, provided the security is rated at or above the Fund’s minimum rating category. For example, a Fund may purchase a security rated B3 by Moody’s, or B- by S&P, provided the Fund may purchase securities rated B.

Fund Descriptions, Performance and Fees

The following summaries identify each Fund’s investment objective, principal investments and strategies, principal risks, performance information and fees and expenses. A more detailed “Summary of Principal Risks” describing principal risks of investing in the Funds begins after the Fund Summaries. Investors should be aware that the investments made by a Fund and the results achieved by a Fund at any given time are not expected to be the same as those made by other mutual funds for which PIMCO acts as investment adviser, including mutual funds with names, investment objectives and policies similar to the Funds. Please see “Disclosure of Portfolio Holdings” in the Statement of Additional Information for information about the availability of the complete schedule of each Fund’s holdings.

It is possible to lose money on investments in the Funds.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Prospectus	3

PIMCO California Intermediate Municipal Bond Fund	Ticker Symbol: PCIDX (D Class)

Principal Investments and Strategies	Investment Objective Seeks high current income exempt from federal and California income tax. Capital appreciation is a secondary objective. Fund Category Tax Exempt Bond	Fund Focus Intermediate maturity municipal securities (exempt from federal and California income tax) Average Portfolio Duration 3–7 years	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax (“California Municipal Bonds”). California Municipal Bonds generally are issued by or on behalf of the State of California and its political subdivisions, financing authorities and their agencies. The Fund may invest in debt securities of an issuer located outside of California whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax.

The Fund may invest without limit in “private activity” bonds whose interest is a tax-preference item for purposes of the federal alternative minimum tax (“AMT”). For shareholders subject to the AMT, a substantial portion of the Fund’s distributions may not be exempt from federal income tax. The Fund may invest up to 20% of its net assets in other types of Fixed Income Instruments. The average portfolio duration of this Fund normally varies within a three- to seven-year time frame based on PIMCO’s forecast for interest rates. The Fund will seek income that is high relative to prevailing rates from Municipal Bonds. Capital appreciation, if any, generally arises from decreases in interest rates or improving credit fundamentals for a particular state, municipality or issuer.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund.

The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may also invest in securities issued by entities whose underlying assets are Municipal Bonds, including, without limitation, residual interest bonds. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk	• Issuer Risk • Liquidity Risk • Derivatives Risk • Mortgage Risk	• Issuer Non-Diversification Risk • Leveraging Risk • Management Risk • California State-Specific Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.

The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Class D shares. For periods prior to the inception date of Class D shares (1/31/00), performance information shown in the bar chart and table is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the actual 12b-1/service fees and other expenses paid by Class D shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

4	PIMCO Funds

PIMCO California Intermediate Municipal Bond Fund (continued)

Calendar Year Total Returns — Class D
	More Recent Return Information

	1/1/05–6/30/05	0.95%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (7/1/01–9/30/01)	3.08%

	Lowest (4/1/04–6/30/04)	-1.84%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/04)

	1 Year	5 Years	Fund Inception (8/31/99)
Class D Return Before Taxes	2.43%	5.39%	5.09%
Class D Return After Taxes on Distributions(1)	2.42%	5.02%	4.73%
Class D Return After Taxes on Distributions and Sale of Fund Shares(1)	2.86%	4.98%	4.72%
Lehman Brothers California Intermediate Municipal Bond Index(2)	4.31%	6.53%	6.08%
Lipper California Intermediate Municipal Debt Fund Average(3)	2.55%	5.63%	5.26%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
(2)	The Lehman Brothers California Intermediate Municipal Bond Index is an unmanaged index comprised of California Municipal Bond issues having a maturity of at least 5 years and less than 10 years. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper California Intermediate Municipal Debt Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 65% of their assets in municipal debt issues that are exempt from taxation in California, with dollar weighted maturities of five to ten years. It does not take into account sales charges or taxes.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class D shares of the Fund:

Shareholder fees (fees paid directly from your investment)(1)

Redemption Fee(2)	2.00%

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)	Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses
Class D	0.25%	0.25%	0.35%	0.85%

(1)  The Fund’s administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total fees paid under the administration agreement may be distribution and/or service (12b-1) fees. The Fund will pay a total of 0.60% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see “Management of the Funds—Investment Adviser and Administrator—Administrative Fees” for details. The Fund intends to treat any fees paid under the plan as “service fees” for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the “NASD”). To the extent that such fees are deemed not to be “service fees,” Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.

(2)  “Other Expenses” reflect an administrative fee of 0.35% that is not reflected under Distribution and/or Service (12b-1) Fees.

Examples.  The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Year 1	Year 3	Year 5	Year 10
Class D	$87	$271	$471	$1,049

Prospectus	5

PIMCO California Municipal Bond Fund	Ticker Symbol: PCMDX (D Class)

Principal Investments and Strategies	Investment Objective Seeks high current income exempt from federal and California income tax. Capital appreciation is a secondary objective. Fund Category Tax Exempt Bond	Fund Focus Intermediate to long-term maturity municipal securities (exempt from federal and California income tax) Average Portfolio Duration 3–12 years	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax (“California Municipal Bonds”). California Municipal Bonds generally are issued by or on behalf of the State of California and its political subdivisions, financing authorities and their agencies. The Fund may invest in debt securities of an issuer located outside of California whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax.

The Fund may invest without limit in “private activity” bonds whose interest is a tax-preference item for purposes of the federal alternative minimum tax (“AMT”). For shareholders subject to the AMT, a substantial portion of the Fund’s distributions may not be exempt from federal income tax. The Fund may invest up to 20% of its net assets in other types of Fixed Income Instruments. The average portfolio duration of this Fund normally varies within a three- to twelve-year time frame based on PIMCO’s forecast for interest rates. The Fund will seek income that is high relative to prevailing rates from Municipal Bonds. Capital appreciation, if any, generally arises from decreases in interest rates or improving credit fundamentals for a particular state, municipality or issuer.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund.

The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may also invest in securities issued by entities whose underlying assets are Municipal Bonds, including, without limitation, residual interest bonds. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk	• Issuer Risk • Liquidity Risk • Derivatives Risk • Mortgage Risk	• Issuer Non-Diversification Risk • Leveraging Risk • Management Risk • California State-Specific Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.

The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Class D shares. For periods prior to the inception date of Class D shares (7/31/00), performance information shown in the table is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the actual 12b-1/service fees and other expenses paid by Class D shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

6	PIMCO Funds

PIMCO California Municipal Bond Fund (continued)

Calendar Year Total Returns — Class D	More Recent Return Information

	1/1/05–6/30/05	2.75%

	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (4/1/02–6/30/02)	4.33%

	Lowest (4/1/04–6/30/04)	-2.50%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/04)

	1 Year	Fund Inception (5/16/00)(4)
Class D Return Before Taxes	3.33%	6.57%
Class D Return After Taxes on Distributions(1)	3.20%	5.85%
Class D Return After Taxes on Distributions and Sale of Fund Shares(1)	3.29%	5.75%
Lehman Brothers California Insured Municipal Bond Index(2)	4.67%	7.66%
Lipper California Municipal Debt Fund Average(3)	4.32%	6.68%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
(2)	The Lehman Brothers California Intermediate Municipal Bond Index is an unmanaged index comprised of California Municipal Bond issues having a maturity of at least 5 years and less than 10 years. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper California Municipal Debt Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 65% of its assets in municipal debt issues that are exempt from taxation in California, with dollar-weighted average maturities of ten years or more. It does not take into account sales charges or taxes.
(4)	The Fund began operations on 5/16/00. Index comparisons began on 5/31/00.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class D shares of the Fund:

Shareholder fees (fees paid directly from your investment)(1)

Redemption Fee(2)	2.00%

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)	Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses
Class D	0.25%	0.25%	0.35%	0.85%

(1)	The Fund’s administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total fees paid under the administration agreement may be distribution and/or service (12b-1) fees. The Fund will pay a total of 0.60% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see “Management of the Funds—Investment Adviser and Administrator—Administrative Fees” for details. The Fund intends to treat any fees paid under the plan as “service fees” for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the “NASD”). To the extent that such fees are deemed not to be “service fees,” Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
(2)	“Other Expenses” reflect an administrative fee of 0.35% that is not reflected under Distribution and/or Service (12b-1) Fees.

Examples.  The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Year 1	Year 3	Year 5	Year 10
Class D	$87	$271	$471	$1,049

Prospectus	7

PIMCO Municipal Bond Fund	Ticker Symbol: PMBDX (D Class)

Principal Investments and Strategies	Investment Objective Seeks high current income exempt from federal income tax, consistent with preservation of capital. Capital appreciation is a secondary objective. Fund Category Tax Exempt Bond	Fund Focus Intermediate to long-term maturity municipal securities (exempt from federal income tax) Average Portfolio Duration 3–10 years	Credit Quality Ba to Aaa; maximum 10% below Baa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax (“Municipal Bonds”). Municipal Bonds generally are issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities.

The Fund may invest up to 20% of its net assets in U.S. Government Securities, money market instruments and/or “private activity” bonds. For shareholders subject to the federal alternative minimum tax (“AMT”), distributions derived from “private activity” bonds must be included in their AMT calculations, and as such a portion of the Fund’s distribution may be subject to federal income tax. The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its net assets in Municipal Bonds or “private activity” bonds which are high yield securities (“junk bonds”) but rated at least Ba by Moody’s or BB by S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest more than 25% of its total assets in bonds of issuers in California and New York. To the extent that the Fund concentrates its investments in California or New York, it will be subject to California or New York State Specific Risk. The average portfolio duration of this Fund normally varies within a three- to ten-year time frame based on PIMCO’s forecast for interest rates. The Fund will seek income that is high relative to prevailing rates from Municipal Bonds. Capital appreciation, if any, generally arises from decreases in interest rates or improving credit fundamentals for a particular state, municipality or issuer.

The Fund may invest in derivative instruments, such as options, futures contracts, or swap agreements, and invest in mortgage- or asset-backed securities. The Fund may also invest in securities issued by entities whose underlying assets are Municipal Bonds, including, without limitation, residual interest bonds. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk	• Issuer Risk • Liquidity Risk • Derivatives Risk • Leveraging Risk	• Management Risk • California State-Specific Risk • New York State-Specific Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.

The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Class D shares. For periods prior to the inception date of Class D shares (4/8/98), performance information shown in the bar chart and table is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the actual 12b-1/service fees and other expenses paid by Class D shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

8	PIMCO Funds

PIMCO Municipal Bond Fund (continued)

Calendar Year Total Returns — Class D
	More Recent Return Information

	1/1/05–6/30/05	1.87%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (4/1/02–6/30/02)	3.97%

	Lowest (4/1/99–6/30/99)	-2.44%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/04)

	1 Year	5 Years	Fund Inception (12/31/97)
Class D Return Before Taxes	2.59%	6.52%	4.82%
Class D Return After Taxes on Distributions(1)	2.57%	6.41%	4.74%
Class D Return After Taxes on Distributions and Sale of Fund Shares(1)	3.01%	6.18%	4.69%
Lehman Brothers General Municipal Bond Index(2)	4.48%	7.20%	5.73%
Lipper General Municipal Debt Fund Average(3)	3.70%	6.27%	4.55%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
(2)	The Lehman Brothers General Municipal Bond Index is an unmanaged index of municipal bonds. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper General Municipal Debt Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 65% of their assets in municipal debt issues in the top four credit ratings. It does not take into account sales charges or taxes.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class D shares of the Fund:

Shareholder Fees (fees paid directly from your investment)(1)

Redemption Fee(2)	2.00%

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)	Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses
Class D	0.25%	0.25%	0.35%	0.85%

(1)	The Fund’s administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total fees paid under the administration agreement may be distribution and/or service (12b-1) fees. The Fund will pay a total of 0.60% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see “Management of the Funds—Investment Adviser and Administrator—Administrative Fees” for details. The Fund intends to treat any fees paid under the plan as “service fees” for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the “NASD”). To the extent that such fees are deemed not to be “service fees,” Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
(2)	“Other Expenses” reflect an administrative fee of 0.35% paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees.

Examples.  The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Year 1	Year 3	Year 5	Year 10
Class D	$87	$271	$471	$1,049

Prospectus	9

PIMCO New York Municipal Bond Fund	Ticker Symbol: PNYDX (D Class)

Principal Investments and Strategies	Investment Objective Seeks high current income exempt from federal and New York income tax. Capital appreciation is a secondary objective. Fund Category Tax Exempt Bond	Fund Focus Intermediate to long-term maturity municipal securities (exempt from federal and New York income tax) Average Portfolio Duration 3–12 years	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and New York income tax (“New York Municipal Bonds”). New York Municipal Bonds generally are issued by or on behalf of the State of New York and its political subdivisions, financing authorities and their agencies. The Fund may invest in debt securities of an issuer located outside of New York whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and New York income tax.

The Fund may invest without limit in “private activity” bonds whose interest is a tax-preference item for purposes of the federal alternative minimum tax (“AMT”). For shareholders subject to the AMT, a substantial portion of the Fund’s distributions may not be exempt from federal income tax. The Fund may invest up to 20% of its net assets in other types of Fixed Income Instruments. The average portfolio duration of this Fund normally varies within a three-to twelve-year time frame, based on PIMCO’s forecast for interest rates. The Fund will seek income that is high relative to prevailing rates from Municipal Bonds. Capital appreciation, if any, generally arises from decreases in interest rates or improving credit fundamentals for a particular state, municipality or issuer.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund.

The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may also invest in securities issued by entities whose underlying assets are Municipal Bonds, including, without limitation, residual interest bonds. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

Principal Risks

Among the principal risks of investing in the Fund which could adversely affect its net asset value, yield and total return are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk	• Issuer Risk • Liquidity Risk • Derivatives Risk • Mortgage Risk	• Issuer Non-Diversification Risk • Leveraging Risk • Management Risk • New York State-Specific Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.

The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Class D shares. For periods prior to the inception date of Class D shares (1/31/00), performance information shown in the bar chart and table is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the actual 12b-1/service fees and other expenses paid by Class D shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

10	PIMCO Funds

PIMCO New York Municipal Bond Fund (continued)

Calendar Year Total Returns — Class D	More Recent Return Information

	1/1/30–6/30/05	2.36%

	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (4/1/02–6/30/02)	4.87%

	Lowest (4/1/04–6/30/04)	-2.12%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/04)

	1 Year	5 Year	Fund Inception (8/31/99)
Class D Return Before Taxes	3.35%	7.16%	6.69%
Class D Return After Taxes on Distributions(1)	3.34%	6.73%	6.28%
Class D Return After Taxes on Distributions and Sale of Fund Shares(1)	3.26%	6.47%	6.07%
Lehman Brothers New York Insured Municipal Bond Index(2)	4.43%	7.78%	7.04%
Lipper New York Municipal Debt Fund Average(3)	3.49%	6.49%	5.68%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
(2)	The Lehman Brothers New York Insured Municipal Bond Index is an unmanaged index comprised of insured New York Municipal Bond issues. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper New York Municipal Debt Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 65% of their assets in municipal debt issues that are exempt from taxation in New York. It does not take into account sales charges or taxes.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class D shares of the Fund:

Shareholder fees (fees paid directly from your investment)(1)

Redemption Fee(2)	2.00%

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)	Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses
Class D	0.25%	0.25%	0.35%	0.85%

(1)   The Fund’s administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total fees paid under the administration agreement may be distribution and/or service (12b-1) fees. The Fund will pay a total of 0.60% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see “Management of the Funds—Investment Adviser and Administrator—Administrative Fees” for details. The Fund intends to treat any fees paid under the plan as “service fees” for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the “NASD”). To the extent that such fees are deemed not to be “service fees,” Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.

(2)   “Other Expenses” reflect an administrative fee of 0.35% that is not reflected under Distribution and/or Service (12b-1) Fees.

Examples.  The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Year 1	Year 3	Year 5	Year 10
Class D	$87	$271	$471	$1,049

Prospectus	11

PIMCO Short Duration Municipal Income Fund	Ticker Symbol: PSDDX (D Class)

Principal Investments and Strategies	Investment Objective Seeks high current income exempt from federal income tax, consistent with preservation of capital. Fund Category Tax Exempt Bond	Fund Focus Short and intermediate maturity municipal securities (exempt from federal income tax) Average Portfolio Duration 0–3 years	Credit Quality Baa to Aaa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax (“Municipal Bonds”). Municipal Bonds generally are issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities.

The Fund does not intend to invest in securities whose interest is subject to the federal alternative minimum tax. The Fund may only invest in investment grade debt securities. The Fund may invest more than 25% of its total assets in bonds of issuers in California and New York. To the extent that the Fund concentrates its investments in California or New York, it will be subject to California or New York State Specific Risk. The average portfolio duration of this Fund varies based on PIMCO’s forecast for interest rates and under normal market conditions is not expected to exceed three years. The Fund will seek income that is high relative to prevailing rates from Municipal Bonds.

The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may also invest in securities issued by entities whose underlying assets are Municipal Bonds, including, without limitation, residual interest bonds. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • Market Risk • Issuer Risk	• Derivatives Risk • Mortgage Risk • Leveraging Risk	• Management Risk • California State-Specific Risk • New York State-Specific Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.

The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Class D shares. For periods prior to the inception date of Class D shares (1/31/00), performance information shown in the bar chart and table is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the actual 12b-1/service fees and other expenses paid by Class D shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

12	PIMCO Funds

PIMCO Short Duration Municipal Income Fund (continued)

Calendar Year Total Returns — Class D
	More Recent Return Information

	1/1/05–6/30/05	-0.54%
	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (10/1/00–12/31/00)	1.90%

	Lowest (4/1/04–6/30/04)	-0.39%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/04)

	1 Year	5 Years	Fund Inception (8/31/99)
Class D Return Before Taxes	0.42%	2.99%	2.99%
Class D Return After Taxes on Distributions(1)	0.40%	2.95%	2.95%
Class D Return After Taxes on Distributions and Sale of Fund Shares (1)	1.03%	2.94%	2.95%
Lehman Brothers 1-Year Municipal Bond Index(2)	1.06%	3.53%	3.49%
Lipper Short Municipal Debt Fund Average(3)	1.02%	3.45%	3.34%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
(2)	The Lehman Brothers 1-Year Municipal Bond Index is an unmanaged index comprised of National Municipal Bond issues having a maturity of at least 1 year and less than 2 years. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper Short Municipal Debt Fund Average is a total performance average of Funds tracked by Lipper, Inc. that invest in municipal debt issues with dollar-weighted maturities of less than three years. It does not take into account sales charges or taxes.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class D shares of the Fund:

Shareholder fees (fees paid directly from your investment)(1)

Redemption Fee(2)	2.00%

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)	Shares that are held less than 7 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses	Expense Reduction(3)	Net Fund Operating Expenses
Class D	0.20%	0.25%	0.35%	0.80%	(0.10)%	0.70%

(1)	The Fund’s administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total fees paid under the administration agreement may be distribution and/or service (12b-1) fees. The Fund will pay a total of 0.60% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see “Management of the Funds—Investment Adviser and Administrator—Administrative Fees” for details. The Fund intends to treat any fees paid under the plan as “service fees” for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the “NASD”). To the extent that such fees are deemed not to be “service fees,” Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
(2)	“Other Expenses” reflect an administrative fee of 0.35% paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees.
(3)	PIMCO has contractually agreed for the Fund’s current fiscal year (ending 3/31/06) to waive 0.10% of the Fund’s administrative fee for the Class D shares of the Fund.

Examples.  The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Year 1	Year 3	Year 5	Year 10
Class D	$82	$255	$444	$990

Prospectus	13

Summary of Principal Risks

The value of your investment in a Fund changes with the values of that Fund’s investments. Many factors can affect those values. The factors that are most likely to have a material effect on a particular Fund’s portfolio as a whole are called “principal risks.” The principal risks of each Fund are identified in the Fund Summaries and are described in this section. Each Fund may be subject to additional risks other than those described below because the types of investments made by a Fund can change over time. Securities and investment techniques mentioned in this summary that appear in bold type are described in greater detail under “Characteristics and Risks of Securities and Investment Techniques.” That section and “Investment Objectives and Policies” in the Statement of Additional Information also include more information about the Funds, their investments and the related risks. There is no guarantee that a Fund will be able to achieve its investment objective. It is possible to lose money by investing in a Fund.

Interest Rate Risk

As nominal interest rates rise, the value of fixed income securities held by a Fund is likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Inflation-indexed securities, including Treasury Inflation-Protected Securities (“TIPS”), decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.

Credit Risk

A Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. Municipal bonds are subject to the risk that litigation, legislation or other political events, local business or economic condition, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest.

High Yield Risk

Funds that invest in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) may be subject to greater levels of interest rate, credit and liquidity risk than Funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce a Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, a Fund may lose its entire investment.

Market Risk

The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Equity securities generally have greater price volatility than fixed income securities.

Issuer Risk

The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Liquidity Risk

Liquidity risk exists when particular investments are difficult to purchase or sell. A Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Funds with principal investment strategies that involve foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Derivatives Risk

Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The various derivative instruments that the Funds may use are referenced under “Characteristics and Risks of Securities and Investment Techniques—Derivatives” in this prospectus and described in more detail under “Investment Objectives and Policies” in the Statement of Additional Information. The Funds typically use derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Funds may also

14	PIMCO Funds

use derivatives for leverage, in which case their use would involve leveraging risk. A Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, interest rate risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. A Fund investing in a derivative instrument could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Mortgage Risk

A Fund that purchases mortgage-related securities is subject to certain additional risks. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. This is known as contraction risk.

Issuer Non-Diversification Risk

Focusing investments in a small number of issuers, industries or foreign currencies increases risk. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than Funds that are “diversified.” Funds that invest in a relatively small number of issuers are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Some of those issuers also may present substantial credit or other risks. Similarly, a Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects or from issuers in the same state.

Leveraging Risk

Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolios securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, PIMCO will segregate or “earmark” liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund’s portfolio securities.

Management Risk

Each Fund is subject to management risk because it is an actively managed investment portfolio. PIMCO and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.

California State-Specific Risk

A Fund that concentrates its investments in California municipal bonds may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal. Provisions of the California Constitution and State statutes which limit the taxing and spending authority of California governmental entities may impair the ability of California issuers to pay principal and/or interest on their obligations. While California’s economy is broad, it does have major concentrations in high technology, aerospace and defense-related manufacturing, trade, entertainment, real estate and financial services, and may be sensitive to economic problems affecting those industries. Future California political and economic developments, constitutional amendments, legislative measures, executive orders, administrative regulations, litigation and voter initiatives could have an adverse effect on the debt obligations of California issuers.

New York State-Specific Risk

A Fund that concentrates its investments in New York municipal bonds may be affected significantly by economic, regulatory or political developments affecting the ability of New York issuers to pay interest or repay principal. Certain issuers of New York municipal bonds have experienced serious financial difficulties in the past and a reoccurrence of these difficulties may impair the ability of certain New York issuers to pay principal or interest on their obligations. The financial health of New York City affects that of the State, and when New York City experiences financial difficulty it may have an adverse affect on New York municipal bonds held by the Fund. The growth rate of New York has at times been somewhat slower than the nation overall. The economic and financial condition of New York also may be affected by various financial, social, economic and political factors.

Prospectus	15

Management of the Funds

Investment Adviser and Administrator

PIMCO serves as the investment adviser and the administrator (serving in its capacity as administrator, the “Administrator”) for the Funds. Subject to the supervision of the Board of Trustees, PIMCO is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters.

PIMCO is located at 840 Newport Center Drive, Newport Beach, California 92660. Organized in 1971, PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. As of June 30, 2005, PIMCO had approximately $493 billion in assets under management.

Advisory Fees

Each Fund pays PIMCO fees in return for providing investment advisory services. For the fiscal year ended March 31, 2005, the Funds paid monthly advisory fees to PIMCO at the following annual rates (stated as a percentage of the average daily net assets of each Fund taken separately):

Fund	Advisory Fees
Short Duration Municipal Income Fund	0.20%
California Intermediate Municipal Bond, California Municipal Bond, Municipal Bond and New York Municipal Bond Funds	0.25%

Administrative Fees

Each Fund pays for the administrative services it requires under what is essentially an all-in fee structure. Class D shareholders of each Fund pay an administrative fee to PIMCO, computed as a percentage of the Fund’s assets attributable in the aggregate to that class of shares. PIMCO, in turn, provides or procures administrative services for Class D shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal transfer agency and printing costs. The Funds do bear other expenses which are not covered under the administrative fee which may vary and affect the total level of expenses paid by the Class D shareholders, such as brokerage fees, commissions and other transaction expenses, costs of borrowing money, including interest expenses, extraordinary expenses (such as litigation and indemnification expenses) and fees and expenses of the Trust’s Independent Trustees and their counsel (if any). PIMCO generally earns a profit on the administrative fee paid by the Funds. Also, under the terms of the administration agreement, PIMCO, and not Fund shareholders, would benefit from any price decreases in third-party services, including decreases resulting from an increase in net assets.

PIMCO may pay financial service firms a portion of the Class D administrative fees in return for the firm’s services (normally not to exceed an annual rate of 0.35% of a Fund’s average daily net assets attributable to Class D shares purchased through such firms).

For the fiscal year ended March 31, 2005, the Funds paid PIMCO monthly administrative fees at the following annual rates (stated as a percentage of the average daily net assets attributable in the aggregate to the Fund’s Class D shares):

Fund	Administrative Fees*
California Intermediate Municipal, California Municipal Bond, Municipal Bond, New York Municipal Bond and Short Duration Municipal Income Funds	0.60%

*	As described below under “12b-1 Plan for Class D Shares,” the administration agreement includes a plan adopted in conformity with Rule 12b-1 under the Investment Company Act of 1940 which provides for the payment of up to 0.25% of the Administrative Fee as reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares. In the Fund Summaries above, the “Annual Fund Operating Expenses” table provided under “Fees and Expenses of the Fund” for each Fund shows the Administrative Fees rate under two separate columns entitled “Distribution and/or Service (12b-1) Fees” and “Other Expenses.”

12b-1 Plan for Class D Shares

The Funds’ administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the 1940 Act. The plan provides that up to 0.25% per annum of the Class D administrative fees paid under the administration agreement may represent reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares. The principal types of activities for which such payments may be made are services in connection with the distribution of Class D shares and/or the provision of shareholder services. Because 12b-1 fees would be paid out of a Fund’s Class D share assets on an ongoing basis, over time these fees would increase the cost of your investment in Class D shares and may cost you more than other types of sales charges.

16	PIMCO Funds

Individual Portfolio Managers

The following individual has primary responsibility for managing each of the noted Funds.

Fund	Portfolio Manager	Since	Recent Professional Experience
California Intermediate Municipal Bond	Mark V. McCray	4/00	Executive Vice President, PIMCO. He joined PIMCO as a Portfolio Manager in 2000. Prior to joining PIMCO, he was a bond trader from 1992-1999 at Goldman, Sachs & Co. where he was appointed Vice President in 1996 and named co-head of municipal bond trading in 1997 with responsibility for the firm’s proprietary account and supervised municipal bond traders.
California Municipal Bond		5/00*
Municipal Bond		4/00
New York Municipal Bond		4/00
Short Duration Municipal Income		4/00

*	Since inception of the Fund.

Please see the Statement of Additional Information for additional information about other accounts managed by the portfolio manager, the portfolio manager’s compensation and the portfolio manager’s ownership of shares of the Funds.

Distributor

The Trust’s Distributor is Allianz Global Investors Distributors LLC (“AGID” or “Distributor”), an indirect subsidiary of Allianz Global Investors of America L.P. (“AGI”). The Distributor, located at 2187 Atlantic Street, Stamford, CT 06902, is a broker-dealer registered with the Securities and Exchange Commission (“SEC”).

Regulatory and Litigation Matters

On June 1, 2004, the Attorney General of the State of New Jersey announced that it had dismissed PIMCO from a complaint filed by the New Jersey Attorney General on February 17, 2004, and that it had entered into a settlement agreement (the “New Jersey Settlement”) with PIMCO’s parent company, AGI (formerly known as Allianz Dresdner Asset Management of America L.P.), PEA Capital LLC (an entity affiliated with PIMCO through common ownership) (“PEA”) and AGID, in connection with the same matter. In the New Jersey Settlement, AGI, PEA and AGID neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the New Jersey Settlement alleged, among other things, that AGI, PEA and AGID had failed to disclose that they improperly allowed certain hedge funds to engage in “market timing” in certain funds. The complaint sought injunctive relief, civil monetary penalties, restitution and disgorgement of profits.

Since February 2004, PIMCO, AGI, PEA, AGID, and certain of their affiliates, including the Trust, Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series), and the Trustees of the Trust, have been named as defendants in 14 lawsuits filed in U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. Ten of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in the U.S. District Court for the District of Maryland; four of those lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the Trust and the Allianz Funds during specified periods, or as derivative actions on behalf of the Trust and Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain of the Allianz Funds and Funds of the Trust and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, the Trustees, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the Trust or on behalf of the Trust itself against other defendants. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote the Allianz Funds and Funds of the Trust, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

The Trust has learned that, on April 11, 2005, the Attorney General of the State of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia (the “West Virginia Complaint”) against Allianz Global Investors Fund Management LLC (formerly PA Fund Management LLC) (“AGIF”), PEA and AGID alleging, among other things, that they improperly allowed broker-dealers, hedge funds and investment advisers to engage in frequent trading of various open-end funds advised or distributed by Allianz Global Investors Fund Management LLC and certain of its affiliates in violation of the funds’ stated restrictions on “market timing.” On May 31, 2005,

Prospectus	17

AGIF, PEA and AGID, along with the other mutual fund defendants in the action, removed the action to the U.S. District Court for the District of West Virginia. The West Virginia Complaint also names numerous other defendants unaffiliated with Allianz Global Investors Fund Management in separate claims alleging improper market timing and/or late trading of open-end investment companies advised or distributed by such other defendants. The West Virginia Complaint seeks injunctive relief, civil monetary penalties, investigative costs and attorney’s fees.

Under Section 9(a) of the Investment Company Act of 1940, as amended (“1940 Act”), if the New Jersey Settlement or any of the lawsuits described above were to result in a court injunction against AGI, PEA, AGID and/or their affiliates, PIMCO could, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser, and AGID could be barred from serving as principal underwriter, to any registered investment company, including the Funds. In connection with an inquiry from the SEC concerning the status of the New Jersey Settlement under Section 9(a), PEA, AGID, AGI and certain of their affiliates (including PIMCO) (together, the “Applicants”) have sought exemptive relief from the SEC under Section 9(c) of the 1940 Act. The SEC has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey Settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the SEC takes final action on their application for a permanent order. There is no assurance that the SEC will issue a permanent order.

If the West Virginia Complaint were to result in a court injunction against AGIF, PEA or AGID, the Applicants would, in turn, seek exemptive relief under Section 9(c) with respect to that matter, although there is no assurance that such exemptive relief would be granted.

It is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Funds. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Funds or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Funds.

The foregoing speaks only as of the date of this prospectus. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated only if those developments are material.

How to Buy and Sell Shares

The following section provides basic information about how to buy, sell (redeem) and exchange Class D shares of the Funds.

General Information

•   Financial Service Firms.  Broker-dealers, registered investment advisers and other financial service firms provide varying investment products, programs or accounts, pursuant to arrangements with the Distributor, through which their clients may purchase and redeem Class D shares of the Funds. Firms will generally provide or arrange for the provision of some or all of the shareholder servicing and account maintenance services required by your account, including, without limitation, transfers of registration and dividend payee changes. Firms may also perform other functions, including generating confirmation statements and disbursing cash dividends, and may arrange with their clients for other investment or administrative services. Your firm may independently establish and charge you transaction fees and/or other additional amounts for such services, which may change over time. These fees and additional amounts could reduce your investment returns on Class D shares of the Funds.

Your financial service firm may have omnibus accounts and similar arrangements with the Trust and may be paid for providing sub-transfer agency and other services. A firm may be paid for its services directly or indirectly by a Fund, the Administrator or another affiliate of the Fund (at an annual rate generally not to exceed 0.35% (up to 0.25% of which may be paid by the Fund) of the Fund’s average daily net assets attributable to its Class D shares purchased through such firm for its clients, although payments with respect to shares in retirement plans are often higher). Your firm may establish various minimum investment requirements for Class D shares of the Funds and may also establish certain privileges with respect to purchases, redemptions and exchanges of Class D shares or the reinvestment of dividends. Please contact your firm for information.

This prospectus should be read in connection with your firm’s materials regarding its fees and services.

•   Calculation of Share Price and Redemption Payments.  When you buy or sell (redeem) Class D shares of the Funds, you pay or receive a price equal to the NAV of the shares. NAVs are determined at the close of

18	PIMCO Funds

regular trading (normally 4:00 p.m. Eastern time) on each day the (“NYSE”) is open. See “How Fund Shares Are Priced” below for details. Generally, purchase and redemption orders for Fund shares are processed at the NAV next calculated after your order is received by the Distributor. In addition, orders received by the Distributor from financial service firms after NAV is determined that day will be processed at that day’s NAV if the orders were received by the firm from its customer prior to such determination and were transmitted to and received by the Distributor prior to its close of business that day (normally 7:00 p.m., Eastern time).

The Trust does not calculate NAVs or process orders on days when the NYSE is closed. If your purchase or redemption order is received by the Distributor on a day when the New York Stock Exchange is closed, it will be processed on the next succeeding day when the New York Stock Exchange is open (according to the succeeding day’s NAV).

Buying Shares

Class D shares of each Fund are continuously offered through financial service firms, such as broker-dealers or registered investment advisers, with which the Distributor has an agreement for the use of the Funds in particular investment products, programs or accounts for which a fee may be charged. See “Financial Service Firms” above.

You may purchase Class D shares only through your financial service firm. In connection with purchases, your financial service firm is responsible for forwarding all necessary documentation to the Distributor, and may charge you for such services. If you wish to purchase shares of the Funds directly from the Trust or the Distributor, you should inquire about the other classes of shares offered by the Trust. Please call the Distributor at 1-800-426-0107 for information about other investment options.

Class D shares of the Funds will be held in your account with your financial service firm and, generally, your firm will hold your Class D shares in nominee or street name as your agent. In most cases, the Trust’s transfer agent will have no information with respect to or control over accounts of specific Class D shareholders and you may obtain information about your accounts only through your financial service firm. In certain circumstances, your firm may arrange to have your shares held in your own name or you may subsequently become a holder of record for some other reason (for instance, if you terminate your relationship with your firm). In such circumstances, please contact the Distributor at 1-800-426-0107 for information about your account. In the interest of economy and convenience, certificates for Class D shares will not be issued.

The Distributor, in its sole discretion, may accept or reject any order for purchase of Fund shares. The sale of shares will be suspended during any period in which the NYSE is closed for other than weekends or holidays, or if permitted by the rules of the SEC, when trading on the NYSE is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the SEC for the protection of investors.

Investment Minimums.  The following investment minimums apply for purchases of Class D shares.

Initial Investment	Subsequent Investments
$5,000 per Fund	$100 per Fund

Your financial service firm may impose different investment minimums than the Trust. For example, if your firm maintains an omnibus account with a particular Fund, the firm may impose higher or lower investment minimums than the Trust when you invest in Class D shares of the Fund through your firm. Please contact your firm for information.

Abusive Trading Practices

The Trust encourages shareholders to invest in the Funds as part of a long-term investment strategy and discourages excessive, short-term trading and other abusive trading practices. To that end, the Trust’s Board of Trustees has adopted policies and procedures reasonably designed to detect and prevent short-term trading activity that may be harmful to a Fund and its shareholders. Such activities, sometimes referred to as “market timing,” may have a detrimental effect on the Fund(s) and its/their shareholders. For example, depending upon various factors such as the size of a Fund and the amount of its assets maintained in cash, short-term or excessive trading by Fund shareholders may interfere with the efficient management of the Fund’s portfolio, increase transaction costs and taxes, and may harm the performance of the Fund and its shareholders.

The Trust seeks to deter and prevent abusive trading practices, and to reduce these risks, through several methods. First, the Trust imposes redemption fees on most Fund shares redeemed or exchanged within a given period after their purchase. See “Redemption Fees” below for further information. In certain situations, the Funds have elected not to impose redemption fees. See “Waiver of Redemption Fees” below for a discussion on the specific situations in which the Funds will not impose redemption fees.

Prospectus	19

Second, to the extent that there is a delay between a change in the value of a mutual fund’s portfolio holdings, and the time when that change is reflected in the net asset value of the fund’s shares, the fund is exposed to the risk that investors may seek to exploit this delay by purchasing or redeeming shares at net asset values that do not reflect appropriate fair value prices. The Trust seeks to deter and prevent this activity, sometimes referred to as “stale price arbitrage,” by the appropriate use of “fair value” pricing of the Funds’ portfolio securities. See “How Fund Shares Are Priced” below for more information.

Third, the Trust seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Trust and PIMCO each reserve the right to restrict or refuse any purchase or exchange transaction if, in the judgment of the Trust or of PIMCO, the transaction may adversely affect the interests of a Fund or its shareholders. Among other things, the Trust may monitor for any patterns of frequent purchases and sales that appear to be made in response to short-term fluctuations in share price, and may also monitor for any attempts to improperly avoid the imposition of Redemption Fees. Notice of any restrictions or rejections of transactions may vary according to the particular circumstances.

Although the Trust and its service providers seek to use these methods to detect and prevent abusive trading activities, and although the Trust will consistently apply such methods, there can be no assurances that such activities can be mitigated or eliminated. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for presentation to the Fund on a net basis, conceal the identity of the individual investors from the Fund. This makes it more difficult for the Funds to identify short-term transactions in the Funds.

Exchanging Shares

You may exchange your Class D shares of any Fund for Class D shares of any other Fund or any fund of Allianz Funds that offers Class D shares. Shares are exchanged on the basis of their respective NAVs next calculated after your exchange order is received by the Distributor. Exchanges of shares held less than a certain number of days may be subject to a redemption fee. See “Redemption Fees” below. Your financial service firm may impose various fees and charges, investment minimums and other requirements with respect to exchanges. Please contact your financial service firm to exchange your shares and for additional information about the exchange privilege.

The Trust reserves the right to refuse exchange purchases (or purchase and redemption and/or redemption and purchase transactions) if, in the judgment of PIMCO, the transaction would adversely affect a Fund and its shareholders. Although the Trust has no current intention of terminating or modifying the exchange privilege, it reserves the right to do so at any time. Except as otherwise permitted by SEC regulations, the Trust will give 60 days’ advance notice to your financial service firm of any termination or material modification of the exchange privilege.

Exchanges of shares held less than a certain number of days may be subject to a redemption fee. See “Redemption Fees” below.

Request for Multiple Copies of Shareholder Documents

To reduce expenses, it is intended that only one copy of the Funds’ prospectus and each annual and semi-annual report will be mailed to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents and your shares are held directly with the Trust, call the Trust at 1-800-426-0107. Alternatively, if your shares are held through a financial institution, please contact it directly. Within thirty days after receipt of your request by the Trust, the Trust will begin sending you individual copies.

Selling Shares

You can sell (redeem) Class D shares through your financial service firm on any day the New York Stock Exchange is open. Other than any applicable redemption fee (see below), you do not pay any fees or other charges to the Trust or the Distributor when you sell your shares, although your financial service firm may charge you for its services in processing your redemption request. Please contact your firm for details. If you are the holder of record of your Class D shares, you may contact the Distributor at 1-800-426-0107 for information regarding how to sell your shares directly to the Trust.

Your financial service firm is obligated to transmit your redemption orders to the Distributor promptly and is responsible for ensuring that your redemption request is in proper form. Your financial service firm will be responsible for furnishing all necessary documentation to the Distributor or the Trust’s transfer agent and may charge you for its services. Redemption proceeds will be forwarded to your financial service firm as promptly as possible and in any event within seven days after the redemption request is received by the Distributor in good order. Redemptions of Fund shares may be suspended when trading on the NYSE is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the SEC for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payment for more than seven days, as permitted by law.

20	PIMCO Funds

For shareholder protection, a request to change information contained in an account registration (for example, a request to change the bank designated to receive wire redemption proceeds) must be received in writing, signed by the minimum number of persons designated on the completed application that are required to effect a redemption, and accompanied by a signature guarantee from any eligible guarantor institution, as determined in accordance with the Trust’s procedures. Shareholders should inquire as to whether a particular institution is an eligible guarantor institution. A signature guarantee cannot be provided by a notary public. In addition, corporations, trusts, and other institutional organizations are required to furnish evidence of the authority of the persons designated on the completed application to effect transactions for the organization.

Redemption Fees

Shareholders of each Fund listed below will be subject to a Redemption Fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares redeemed or exchanged (based on the total redemption proceeds after any applicable deferred sales charges) within a certain number of days after their acquisition (by purchase or exchange). The following table indicates the applicable holding period for each Fund. Shares redeemed or exchanged before the expiration of the holding period will be subject to the Redemption Fee.

Fund	Holding Period(1)
Short Duration Municipal Bond Fund	7 days
California Intermediate Municipal Bond, California Municipal Bond, Municipal Bond and New York Municipal Bond Funds	30 days

(1)	With respect to any acquisition of shares, the holding period commences on the day of acquisition. A new holding period begins with each acquisition of shares through a purchase or exchange.

In cases where redeeming shareholders hold shares acquired on different dates, the first-in/first-out (“FIFO”) method will be used to determine which shares are being redeemed, and therefore whether a Redemption Fee is payable. In cases where redemptions are processed through financial intermediaries, there may be a delay between the time the shareholder redeems his or her shares and the payment of the Redemption Fee to the Fund, depending upon such financial intermediaries’ trade processing procedures and systems.

A new time period begins with each acquisition of shares through a purchase or exchange. For example, for Funds with a seven-day holding period, a series of transactions in which shares of Fund A are exchanged for shares of Fund B four days after the purchase of the Fund A shares, followed four days later by an exchange of the Fund B shares for shares of Fund C, will be subject to two Redemption Fees (one on each exchange).

The purpose of Redemption Fees is to deter excessive short-term trading and other abusive trading practices as described above under “Abusive Trading Practices” and to help offset the costs associated with the sale of portfolio securities to satisfy redemption and exchange requests made by “market timers” and other short-term shareholders, thereby insulating longer-term shareholders from such costs. Redemption Fees are not paid separately, but are deducted from the amount to be received in connection with a redemption or exchange. Redemption Fees are paid to and retained by the Funds to defray certain costs described below and are not paid to or retained by PIMCO or the Distributor. Redemption Fees are not sales loads or contingent deferred sales charges. Redemption and exchange of shares acquired through the reinvestment of dividends and distributions are not subject to Redemption Fees.

Limitations on the Assessment of Redemption Fees.  The Funds may not be able to impose and/or collect the Redemption Fee in certain circumstances. For example, the Funds will not be able to collect the Redemption Fee on redemptions and exchanges by shareholders who invest through certain retirement plans or through certain financial intermediaries (for example, through broker-dealer omnibus accounts or through a record keeping organization) that have not agreed to assess or collect the Redemption Fee from such shareholders, or that have not agreed to provide the information necessary for the Funds to impose the Redemption Fee on such shareholders or do not currently have the capability to assess or collect the Redemption Fee. The Funds may nonetheless continue to effect share transactions for such shareholders and financial intermediaries. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for presentation to a Fund on a net basis, conceal the identity of the individual investors from the Fund. This makes it more difficult for the Funds to identify short-term transactions in the Funds, and makes assessment of the Redemption Fee on transactions effected through such accounts impractical without the assistance of the financial intermediary. Due to these limitations on the assessment of the Redemption Fee, the Funds’ use of Redemption Fees may not successfully eliminate excessive short-term trading in shares of the Funds.

Prospectus	21

Waivers of Redemption Fees.  In the following situations, the Funds have elected not to impose the Redemption Fee:

•	redemptions and exchanges of Fund shares acquired through the reinvestment of dividends and distributions;
•	certain types of redemptions and exchanges of Fund shares owned through participant-directed retirement plans (see below for details);
•	redemptions or exchanges in discretionary asset allocation or wrap programs (“wrap programs”) that are initiated by the sponsor of the program as part of a periodic rebalancing, provided that such rebalancing occurs no more frequently than quarterly;
•	redemptions or exchanges in a wrap program that are made as a result of a full withdrawal from the wrap program or as part of a systematic withdrawal plan;
•	involuntary redemptions, such as those resulting from a shareholder’s failure to maintain a minimum investment in the Funds, or to pay shareholder fees;
•	redemptions and exchanges effected by other mutual funds that are sponsored by PIMCO or its affiliates; and
•	otherwise as PIMCO or the Trust may determine in their sole discretion.

Applicability of Redemption Fees in Certain Defined Contribution Plans.  Redemption fees will not apply to the following transactions in participant-directed retirement plans (such as 401(k), 403(b), 457 and Keogh plans): 1) where the shares being redeemed were purchased with new contributions to the plan (e.g., payroll contributions, employer contributions, loan repayments); 2) redemptions made in connection with taking out a loan from the plan; 3) redemptions in connection with death, disability, hardship withdrawals, or Qualified Domestic Relations Orders; 4) redemptions made as part of a systematic withdrawal plan; 5) redemptions made by a defined contribution plan in connection with a termination or restructuring of the plan or 6) redemptions made in connection with a participant’s termination of employment. Redemption fees generally will apply to other participant-directed redemptions and exchanges. For example, if a participant exchanges shares of Fund A that were purchased with new contributions, into Fund B, a redemption fee would not apply to that exchange. However, any subsequent participant-directed exchange of those shares from Fund B into Fund A or another fund may be subject to redemption fees, depending upon the holding period and subject to the exceptions described in this paragraph.

Retirement plan sponsors, participant recordkeeping organizations and other financial intermediaries may also impose their own restrictions, limitations or fees in connection with transactions in the Funds’ shares, which may be stricter than those described in this section. You should contact your plan sponsor, recordkeeper or financial intermediary for more information on any differences in how the redemption fee is applied to your investments in the Funds, and whether any additional restrictions, limitations or fees are imposed in connection with transactions in Fund shares.

The Trust may eliminate or modify the waivers enumerated above at any time, in its sole discretion. You will receive 60 days’ notice of any material changes to the Redemption Fee, unless otherwise permitted by law.

Redemptions in Kind

The Trust had agreed to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1% of the Fund’s net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust may pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. Except for Funds with a tax-efficient management strategy, it is highly unlikely that your shares would ever be redeemed in kind. If your shares are redeemed in kind, you should expect to incur transaction costs upon the disposition of the securities received in the distribution.

Verification of Identity

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, a Fund must obtain the following information for each person that opens a new account:

1.    Name;

2.    Date of birth (for individuals);

3.    Residential or business street address; and

4.    Social security number, taxpayer identification number, or other identifying number.

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

22	PIMCO Funds

Individuals may also be asked for a copy of their driver’s license, passport or other identifying document in order to verify their identity. In addition, it may be necessary to verify an individual’s identity by cross-referencing the identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

After an account is opened, a Fund may restrict your ability to purchase additional shares until your identity is verified. A Fund may also close your account and redeem your shares or take other appropriate action if it is unable to verify your identity within a reasonable time.

Payments to Financial Firms

Some or all of the sales charges, distribution fees and servicing fees described above are paid or “reallowed” to the broker, dealer or financial adviser (collectively, “financial firms”) through which you purchase your shares. With respect to Class B and Class C shares, the financial firms are also paid at the time of your purchase a commission, depending on the Fund involved, of up to 4.00% and 1.00%, respectively, of your investment in such share classes. Please see the SAI and Guide for more details. A financial firm is one that, in exchange for compensation, sells, among other products, mutual fund shares (including the shares offered in this Prospectus) or provides services for mutual fund shareholders. Financial firms include brokers, dealers, insurance companies and banks.

In addition, AGID, PIMCO and their affiliates (for purposes of this subsection only, collectively, the “Distributor”) may from time to time make additional payments such as cash bonuses or provide other incentives to selected financial firms as compensation for services such as, without limitation, providing the Funds with “shelf space” or a higher profile for the financial firms’ financial consultants and their customers, placing the Funds on the financial firms’ preferred or recommended fund list, granting the Distributor access to the financial firms’ financial consultants, providing assistance in training and educating the financial firms’ personnel, and furnishing marketing support and other specified services. These payments may be significant to the financial firms and may also take the form of sponsorship of seminars or informational meetings or payment for attendance by persons associated with the financial firms at seminars or informational meetings.

A number of factors will be considered in determining the amount of these additional payments to financial firms. On some occasions, such payments may be conditioned upon levels of sales, including the sale of a specified minimum dollar amount of the shares of a Fund, all other series of Trust, other funds sponsored by the Distributor and/or a particular class of shares, during a specified period of time. The Distributor may also make payments to one or more participating financial firms based upon factors such as the amount of assets a financial firm’s clients have invested in the Funds and the quality of the financial firm’s relationship with the Distributor.

The additional payments described above are made at the Distributor’s expense. These payments may be made, at the discretion of the Distributor, to some of the top 50 financial firms that have sold the greatest amounts of shares of the Funds. The level of payments made to a financial firm in any future year will vary and normally will not exceed the sum of (a) 0.10% of such year’s fund sales by that financial firm and (b) 0.06% of the assets attributable to that financial firm invested in equity funds sponsored by the Distributor and 0.03% of the assets invested in fixed-income funds sponsored by the Distributor. In lieu of payments pursuant to the foregoing formulae, the Distributor may make payments of an agreed upon amount which normally will not exceed the amount that would have been payable pursuant to the formulae. There are a few existing relationships on different bases that will continue, some even into 2005, until they end. In some cases, in addition to the payments described above, the Distributor will make payments for special events such as a conference or seminar sponsored by one of such financial firms.

If investment advisers, distributors or affiliates of mutual funds pay bonuses and incentives in differing amounts, financial firms and their financial consultants may have financial incentives for recommending a particular mutual fund over other mutual funds. In addition, depending on the arrangements in place at any particular time, a financial firm and its financial consultants may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your financial advisor and review carefully any disclosure by the financial firm as to compensation received by your financial advisor.

Wholesale representatives of the Distributor visit brokerage firms on a regular basis to educate financial advisors about the Funds and to encourage the sale of Fund shares to their clients. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

Prospectus	23

Although a Fund may use financial firms that sell Fund shares to effect transactions for the Fund’s portfolio, the Fund and the Adviser will not consider the sale of Fund shares as a factor when choosing financial firms to effect those transactions.

For further details about payments made by the Distributor to financial firms, please see the SAI and Guide.

From time to time, PIMCO or its affiliates may pay investment consultants or their parent or affiliated companies for certain services including technology, operations, tax, or audit consulting services, and may pay such firms for PIMCO’s attendance at investment forums sponsored by such firms or for various studies, surveys, or access to databases. PIMCO and its affiliates may also provide investment advisory services to investment consultants and their affiliates. These consultants or their affiliates may, in the ordinary course of their investment consultant business, recommend that their clients utilize PIMCO’s investment advisory services or invest in the Funds or in other products sponsored by PIMCO and its affiliates.

How Fund Shares Are Priced

The net asset value (“NAV”) of a Fund’s Class D shares is determined by dividing the total value of a Fund’s portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class.

Fund shares are valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the NYSE is open. For purposes of calculating the NAV, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Funds or their agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

24	PIMCO Funds

When a Fund uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. The Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined by the Board of Trustees or persons acting at their direction may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed below under “Abusive Trading Practices.” Fair value pricing may require subjective determinations about the value of security.

Fund Distributions

Each Fund distributes substantially all of its net investment income to shareholders in the form of dividends. You begin earning dividends on Fund shares the day after the Trust receives your purchase payment. The Funds intend to declare income dividends daily to shareholders of record and distribute them monthly.

In addition, each Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently.

You can choose from the following distribution options:

•	Reinvest all distributions in additional Class D shares of your Fund at NAV. This will be done unless you elect another option.
•	Invest all distributions in Class D shares of any other Fund of the Trust or Allianz Funds which offers Class D shares at NAV. You must have an account existing in the Fund selected for investment with the identical registered name. This option must be elected when your account is set up.
•	Receive all distributions in cash (either paid directly to you or credited to your account with your financial service firm). This option must be elected when your account is set up.

Your financial service firm may offer additional distribution reinvestment programs or options. Please contact your firm for details.

You do not pay any sales charges on shares you receive through the reinvestment of Fund distributions. If you elect to receive Fund distributions in cash and the postal or other delivery service is unable to deliver checks to your address of record, the Trust’s Transfer Agent will hold the returned checks for your benefit in a non-interest bearing account.

Tax Consequences

The following information is meant as a general summary for U.S. taxpayers. Please see the SAI for additional information. You should rely on your own tax adviser for advice about the particular federal, state and local tax consequences to you of investing in each Fund.

Each Fund will distribute substantially all of its income and gains to its shareholders every year, and shareholders will be taxed on distributions they receive unless the distribution is derived from tax-exempt income and is designated as an “exempt-interest dividend.”

•	Dividends paid to shareholders of each Fund and derived from Municipal Bond interest are expected to be designated by each Fund as “exempt-interest dividends” and shareholders may generally exclude such dividends from gross income for federal income tax purposes. The federal tax exemption for “exempt-interest dividends” from Municipal Bonds does not necessarily result in the exemption of such dividends from state and local taxes although the California Intermediate Municipal Bond Fund, California Municipal Bond Fund, and the New York Municipal Bond Fund intend to arrange their affairs so that a portion of such distributions will be exempt from state taxes in the respective state. Each Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Dividends derived from taxable interest or capital gains will be subject to federal income tax. If a Fund invests in “private activity bonds,” certain shareholders may become subject to alternative minimum tax on the part of the Fund’s distributions derived from interest on such bonds.

Prospectus	25

•	If you are subject to U.S. federal income tax, you will be subject to tax on Fund distributions derived from taxable interest or capital gains whether you received them in cash or reinvested them in additional shares of the Funds. For federal income tax purposes, Fund distributions that are taxable will be taxable to you as either ordinary income or capital gains. Ordinary taxable Fund dividends (i.e., distributions of investment income) are taxable to you as ordinary income. If the Fund designates a dividend as a capital gain distribution, you will pay tax on that dividend at the long-term capital gains tax rate, no matter how long you have held your Fund shares. Distributions of gains from investments that the Fund owned for one year or less will generally be taxable to you as ordinary income.

Taxable Fund distributions are taxable to you even if they are paid from income or gains earned by a Fund prior to your investment and thus were included in the price you paid for your shares. For example, if you purchase shares on or just before the record date of a Fund distribution, you will pay full price for the shares and may receive a portion of your investment back as a taxable distribution.

You will generally have a taxable capital gain or loss if you dispose of your Fund shares by redemption, exchange or sale. The amount of the gain or loss and the rate of tax will depend primarily upon how much you pay for the shares, how much you sell them for, and how long you hold them. When you exchange shares of a Fund for shares of another series, the transaction will be treated as a sale of the Fund shares for these purposes, and any gain on those shares will generally be subject to federal income tax.

The Funds seek to produce income that is generally exempt from U.S. income tax and will not benefit investors in tax-sheltered retirement plans or individuals not subject to U.S. income tax. Further, the California Intermediate Municipal Bond, California Municipal Bond, and New York Municipal Bond Funds seek to produce income that is generally exempt from the relevant state’s income tax and will not provide any state tax benefit to individuals that are not subject to that state’s income tax.

This section relates only to federal income tax; the consequences under other tax laws may differ. Shareholders should consult their tax advisers as to the possible application of foreign, state and local income tax laws to Fund dividends and capital distributions. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Funds.

Characteristics and Risks of Securities and Investment Techniques

This section provides additional information about some of the principal investments and related risks of the Funds described under “Summary Information” and “Summary of Principal Risks” above. It also describes characteristics and risks of additional securities and investment techniques that may be used by the Funds from time to time. Most of these securities and investment techniques are discretionary, which means that PIMCO can decide whether to use them or not. This prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Funds. As with any mutual fund, investors in the Funds rely on the professional investment judgment and skill of PIMCO and the individual portfolio managers. Please see “Investment Objectives and Policies” in the Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Funds.

Securities Selection

In selecting securities for a Fund, PIMCO develops an outlook for interest rates, currency exchange rates and the economy; analyzes credit and call risks, and uses other security selection techniques. The proportion of a Fund’s assets committed to investment in securities with particular characteristics (such as quality, sector, interest rate or maturity) varies based on PIMCO’s outlook for the U.S. economy and the economies of other countries in the world, the financial markets and other factors.

PIMCO attempts to identify areas of the bond market that are undervalued relative to the rest of the market. PIMCO identifies these areas by grouping bonds into sectors: such as money markets, governments, corporates, mortgages, asset-backed and international. Sophisticated proprietary software then assists in evaluating sectors and pricing specific securities. Once investment opportunities are identified, PIMCO will shift assets among sectors depending upon changes in relative valuations and credit spreads. There is no guarantee that PIMCO’s security selection techniques will produce the desired results.

U.S. Government Securities

U.S. Government Securities are obligations of, or guaranteed by, the U.S. Government, its agencies or government-sponsored enterprises. U.S. Government Securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. U.S. Government Securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

26	PIMCO Funds

Municipal Bonds

Municipal bonds are generally issued by states and local governments and their agencies, authorities and other instrumentalities. Municipal bonds are subject to interest rate, credit and market risk. The ability of an issuer to make payments could be affected by litigation, legislation or other political events or the bankruptcy of the issuer. Lower rated municipal bonds are subject to greater credit and market risk than higher quality municipal bonds. The types of municipal bonds in which the Funds may invest include municipal lease obligations. The Funds may also invest in securities issued by entities whose underlying assets are municipal bonds.

The Funds may invest, without limitation, in residual interest bonds, which are created by depositing municipal securities in a trust and dividing the income stream of an underlying municipal bond in two parts, one, a variable rate security and the other, a residual interest bond. The interest rate for the variable rate security is determined by an index or an auction process held approximately every 7 to 35 days, while the residual interest bond holder receives the balance of the income from the underlying municipal bond less an auction fee. The market prices of residual interest bonds may be highly sensitive to changes in market rates and may decrease significantly when market rates increase.

Mortgage-Related and Other Asset-Backed Securities

Each Fund may invest in mortgage- or other asset-backed securities. Mortgage-related securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property.

The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. If unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of the security can be expected to increase. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund’s yield to maturity from these securities. Each Fund may invest up to 5% of its total assets in any combination of mortgage-related or other asset-backed IO, PO, or inverse floater securities.

Each Fund may invest in collateralized debt obligations (“CDOs”), which includes collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high-risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The Funds may invest in other asset-backed securities that have been offered to investors.

Loan Participations and Assignments

The Funds may invest in fixed- and floating-rate loans, which investments generally will be in the form of loan participations and assignments of portions of such loans. Participations and assignments involve special types of risk, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. If a Fund purchases a participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower.

Corporate Debt Securities

Corporate debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates rise, the value of corporate debt securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

Prospectus	27

High Yield Securities

Securities rated lower than Baa by Moody’s or lower than BBB by S&P are sometimes referred to as “high yield” or “junk” bonds. Investing in high yield securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields, high yield securities typically entail greater potential price volatility and may be less liquid than higher-rated securities. High yield securities may be regarded as predominately speculative with respect to the issuer’s continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities.

Variable and Floating Rate Securities

Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. Each Fund may invest in floating rate debt instruments (“floaters”) and engage in credit spread trades. While floaters provide a certain degree of protection against rises in interest rates, a Fund will participate in any declines in interest rates as well. Each Fund may also invest in inverse floating rate debt instruments (“inverse floaters”). An inverse floater may exhibit greater price volatility than a fixed rate obligation of similar credit quality. Each Fund may invest up to 5% of its total assets in any combination of mortgage-related or other asset-backed IO, PO, or inverse floater securities.

Inflation-Indexed Bonds

Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation- indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Event-Linked Exposure

Each Fund may obtain event-linked exposure by investing in “event-linked bonds” or “event-linked swaps” or implement “event-linked strategies.” Event-linked exposure results in gains or losses that typically are contingent, or formulaically related to defined trigger events. Examples of trigger events include hurricanes, earthquakes, weather-related phenomena, or statistics relating to such events. Some event-linked bonds are commonly referred to as “catastrophe bonds.” If a trigger event occurs, a Fund may lose a portion or its entire principal invested in the bond or notional amount on a swap. Event-linked exposure often provides for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. Event-linked exposure may also expose a Fund to certain unanticipated risks including credit risk, counterparty risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences. Event-linked exposures may also be subject to liquidity risk.

Convertible and Equity Securities

Each Fund may invest in convertible securities. Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, that are convertible into or exercisable for common stock at a stated price or rate. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security will normally also provide income and is subject to interest rate risk. Convertible securities may be lower-rated securities subject to greater levels of credit risk. A Fund may be forced to convert a security before it would otherwise choose, which may have an adverse effect on the Fund’s ability to achieve its investment objective.

While the Funds intend to invest primarily in fixed income securities, each may invest in convertible securities or equity securities. While some countries or companies may be regarded as favorable investments, pure fixed income opportunities may be unattractive or limited due to insufficient supply, or legal or technical restrictions. In such cases, a Fund may consider convertible securities or equity securities to gain exposure to such investments.

Equity securities generally have greater price volatility than fixed income securities. The market price of equity securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Equity securities

28	PIMCO Funds

may decline in value due to factors affecting equity securities markets generally or particular industries represented in those markets. The value of an equity security may also decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Repurchase Agreements

Each Fund may enter into repurchase agreements, in which the Fund purchases a security from a bank or broker-dealer, which agrees to repurchase the security at the Fund’s cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Reverse Repurchase Agreements, Dollar Rolls And Other Borrowings

Each Fund may enter into reverse repurchase agreements and dollar rolls, subject to a Fund’s limitations on borrowings. A reverse repurchase agreement or dollar roll involves the sale of a security by a Fund and its agreement to repurchase the instrument at a specified time and price, and may be considered a form of borrowing for some purposes. A Fund will segregate assets determined to be liquid by PIMCO or otherwise cover its obligations under reverse repurchase agreements, dollar rolls and other borrowings. Reverse repurchase agreements, dollar rolls and other forms of borrowings may create leveraging risk for a Fund.

Each Fund may borrow money to the extent permitted under the 1940 Act. This means that, in general, a Fund may borrow money from banks for any purpose on a served basis in an amount up to  1/3 of the Fund’s total assets. A Fund may also borrow money for temporary administrative purposes on an unsecured basis in an amount not to exceed 5% of the Fund’s total assets.

Derivatives

Each Fund may, but is not required to, use derivative instruments for risk management purposes or as part of its investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. Examples of derivative instruments include options contracts, futures contracts, options on futures contracts and swap agreements (including, but not limited to, credit default swaps). Each Fund may invest some or all of its assets in derivative instruments. A portfolio manager may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed. A description of these and other derivative instruments that the Funds may use are described under “Investment Objectives and Policies” in the Statement of Additional Information.

A Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments. A description of various risks associated with particular derivative instruments is included in “Investment Objectives and Policies” in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Funds.

Management Risk.  Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

Credit Risk.  The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a “counterparty”) to make required payments or otherwise comply with the contract’s terms. Additionally, credit default swaps could result in losses if a Fund does not correctly evaluate the creditworthiness of the company on which the credit default swap is based.

Liquidity Risk.  Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Leverage Risk.  Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a Fund uses derivatives for leverage, investments in that Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, each Fund will segregate or “earmark” assets determined to be liquid by PIMCO in accordance with procedures established by the Board

Prospectus	29

of Trustees (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under derivative instruments.

Lack of Availability.  Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, the portfolio manager may wish to retain the Fund’s position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other suitable counterparty can be found. There is no assurance that a Fund will engage in derivatives transactions at any time or from time to time. A Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.

Market and Other Risks.  Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund’s interest. If a portfolio manager incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. A Fund may also have to buy or sell a security at a disadvantageous time or price because the Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, a Fund’s use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments.

Delayed Funding Loans and Revolving Credit Facilities

The Funds may also enter into, or acquire participations in, delayed funding loans and revolving credit facilities, in which a lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. These commitments may have the effect of requiring a Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that a Fund is committed to advance additional funds, it will segregate or “earmark” assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees in an amount sufficient to meet such commitments. Delayed funding loans and revolving credit facilities are subject to credit, interest rate and liquidity risk and the risks of being a lender.

When-Issued, Delayed Delivery and Forward Commitment Transactions

Each Fund may purchase securities which it is eligible to purchase on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date. This risk is in addition to the risk that the Fund’s other assets will decline in value. Therefore, these transactions may result in a form of leverage and increase a Fund’s overall investment exposure. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated or “earmarked” to cover these positions.

Investment in Other Investment Companies

Each Fund may invest up to 10% of its total assets in securities of other investment companies, such as open-end or closed-end management investment companies, or in pooled accounts or other investment vehicles which invest in foreign markets. As a shareholder of an investment company, a Fund may indirectly bear service and other fees which are in addition to the fees the Fund pays its service providers.

Subject to the restrictions and limitations of the 1940 Act, each Fund may elect to pursue its investment objectives either by investing directly in securities or, by investing in one or more underlying investment vehicles or companies that have substantially similar investment objectives, policies and limitations as the Fund. The Funds may also invest in exchange traded funds, subject to the restrictions and limitations of the 1940 Act.

30	PIMCO Funds

Short Sales

Each Fund may make short sales as part of its overall portfolio management strategies or to offset a potential decline in value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. Short sales expose a Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as “covering” the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. A Fund making a short sale must segregate or “earmark” assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees or otherwise cover its position in a permissible manner.

Illiquid Securities

Each Fund may invest up to 15% of its net assets in illiquid securities. Certain illiquid securities may require pricing at fair value as determined in good faith under the supervision of the Board of Trustees. A portfolio manager may be subject to significant delays in disposing of illiquid securities, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Loans of Portfolio Securities

For the purpose of achieving income, each Fund may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see “Investment Objectives and Policies” in the Statement of Additional Information for details. When a Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. A Fund may pay lending fees to a party arranging the loan.

Portfolio Turnover

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

Temporary Defensive Strategies

For temporary or defensive purposes, each Fund may invest without limit in U.S. debt securities, including taxable securities and short-term money market securities, when PIMCO deems it appropriate to do so. When a Fund engages in such strategies, it may not achieve its investment objective.

Changes in Investment Objectives and Policies

The investment objective of each Fund is fundamental and may not be changed without shareholder approval. Unless otherwise stated, all other investment policies of the Funds may be changed by the Board of Trustees without shareholder approval.

Percentage Investment Limitations

Unless otherwise stated, all percentage limitations on Fund investments listed in this prospectus will apply at the time of investment. A Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment. For each Fund that has adopted a policy to invest at least 80% of its assets in investments suggested by its name, the term “assets” means net assets plus the amount of any borrowings for investment purposes.

Credit Ratings and Unrated Securities

Rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. Appendix A to this prospectus describes the various ratings assigned to fixed income securities by Moody’s and S&P. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risks. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. A Fund will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. PIMCO does not rely solely on credit ratings, and develops its own analysis of issuer credit quality.

A Fund may purchase unrated securities (which are not rated by a rating agency) if its portfolio manager determines that the security is of comparable quality to a rated security that the Fund may purchase. Unrated

Prospectus	31

securities may be less liquid than comparable rated securities and involve the risk that the portfolio manager may not accurately evaluate the security’s comparative credit rating. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher- quality fixed income securities. To the extent that a Fund invests in high yield and/or unrated securities, the Fund’s success in achieving its investment objective may depend more heavily on the portfolio manager’s creditworthiness analysis than if the Fund invested exclusively in higher-quality and rated securities.

Other Investments and Techniques

The Funds may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this prospectus. These securities and techniques may subject the Funds to additional risks. Please see the Statement of Additional Information for additional information about the securities and investment techniques described in this prospectus and about additional securities and techniques that may be used by the Funds.

32	PIMCO Funds

[THIS PAGE INTENTIONALLY LEFT BLANK]

Prospectus	33

Financial Highlights

The financial highlights table is intended to help a shareholder understand the financial performance of Class D shares of each Fund since the class of shares was first offered. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in Class D shares of a Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, are included in the Trust’s annual report to shareholders. The annual and semi-annual reports are incorporated by reference in the Statement of Additional Information and are available free of charge upon request from the Distributor.

Year or Period Ended	Net Asset Value Beginning of Period	Net Investment Income (Loss)++(a)	Net Realized and Unrealized Gain (Loss) on Investments++(a)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains
California Intermediate Municipal Bond Fund
03/31/2005	$10.22	$0.38	$(0.26)	$0.12	$(0.38)	$0.00
03/31/2004	10.22	0.38	0.00	0.38	(0.38)	0.00
03/31/2003	10.16	0.40	0.12	0.52	(0.41)	(0.05)
03/31/2002	10.60	0.46	(0.07)	0.39	(0.43)	(0.40)
03/31/2001	10.05	0.45	0.55	1.00	(0.42)	(0.03)
California Municipal Bond Fund
03/31/2005	$10.42	$0.37	$(0.12)	$0.25	$(0.37)	$0.00
03/31/2004	10.36	0.39	0.09	0.48	(0.38)	(0.04)
03/31/2003	10.02	0.43	0.34	0.77	(0.42)	(0.01)
03/31/2002	10.35	0.36	0.04	0.40	(0.34)	(0.39)
07/31/2000 - 03/31/2001	10.35	0.31	0.43	0.74	(0.31)	(0.43)
Municipal Bond Fund
03/31/2005	$10.32	$0.39	$(0.19)	$0.20	$(0.38)	$0.00
03/31/2004	10.18	0.38	0.14	0.52	(0.38)	0.00
03/31/2003	10.03	0.42	0.18	0.60	(0.42)	(0.03)
03/31/2002	10.02	0.47	0.12	0.59	(0.47)	(0.11)
03/31/2001	9.47	0.43	0.56	0.99	(0.44)	0.00
New York Municipal Bond Fund
03/31/2005	$10.87	$0.33	$(0.10)	$0.23	$(0.33)	$0.00
03/31/2004	10.68	0.32	0.22	0.54	(0.33)	(0.02)
03/31/2003	10.35	0.36	0.49	0.85	(0.40)	(0.12)
03/31/2002	10.64	0.45	0.17	0.62	(0.45)	(0.46)
03/31/2001	9.94	0.44	0.77	1.21	(0.42)	(0.09)
Short Duration Municipal Income Fund
03/31/2005	$10.17	$0.24	$(0.22)	$0.02	$(0.24)	$0.00
03/31/2004	10.16	0.19	(0.01)	0.18	(0.17)	0.00
03/31/2003	10.17	0.23	(0.02)	0.21	(0.22)	0.00
03/31/2002	10.16	0.30	0.09	0.39	(0.34)	(0.04)
03/31/2001	9.98	0.41	0.17	0.58	(0.40)	0.00

+	Annualized.
++	As a result of a change in generally accepted accounting principles, the Fund has reclassified periodic payments made or received for certain derivative instruments, which were previously included within miscellaneous income, to a component of realized gain (loss) in the Statement of Operations. The effects of these reclassifications are noted in the discussion of Swap Agreements in the Notes to the Financial Statements in the March 31, 2005 Annual Report.
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 0.95%.
(c)	Ratio of expenses to average net assets excluding interest expense is 0.85%.
(d)	Effective December 22, 2004, PIMCO and the Distributor have contractually agreed for the Fund’s current and next fiscal year (ending 3/31/2006) to waive 0.05% of both the Fund’s administrative fee and distribution and/or service/12b-1 fees, respectively.
(e)	Ratio of expenses to average net assets excluding interest expense is 0.80%.

34	PIMCO Funds

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000’s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets++	Portfolio Turnover Rate

$0.00	$(0.38)	$9.96	1.20%	$4,078	0.85%		3.77%	59%
0.00	(0.38)	10.22	3.78	4,449	0.85		3.74	137
0.00	(0.46)	10.22	5.16	6,046	0.85		3.91	101
0.00	(0.83)	10.16	3.77	1,444	0.87	(c)	4.41	94
0.00	(0.45)	10.60	10.21	181	0.86	(c)	4.26	257

$0.00	$(0.37)	$10.30	2.46%	$112	0.85%		3.59%	46%
0.00	(0.42)	10.42	4.67	110	0.85		3.78	157
0.00	(0.43)	10.36	7.76	92	0.85		4.14	221
0.00	(0.73)	10.02	3.81	11	0.87	(c)	3.44	164
0.00	(0.74)	10.35	7.82	10	0.85	+	4.47 +	338

$0.00	$(0.38)	$10.14	2.03%	$25,132	0.85%		3.88%	64%
0.00	(0.38)	10.32	5.20	24,732	0.85		3.70	115
0.00	(0.45)	10.18	6.10	21,509	0.85		4.08	108
0.00	(0.58)	10.03	5.95	6,738	0.85		4.61	231
0.00	(0.44)	10.02	10.74	1,414	0.85		4.41	306

$0.00	$(0.33)	$10.77	2.17%	$3,348	0.85%		3.07%	42%
0.00	(0.35)	10.87	5.09	3,032	0.85		3.00	147
0.00	(0.52)	10.68	8.35	1,491	0.85		3.36	227
0.00	(0.91)	10.35	6.08	66	0.87	(c)	4.19	204
0.00	(0.51)	10.64	12.44	113	0.90	(c)	4.23	973

$0.00	$(0.24)	$9.95	0.22%	$33,141	0.78	% (d)	2.41%	104%
0.00	(0.17)	10.17	1.83	42,004	0.80		1.83	226
0.00	(0.22)	10.16	2.10	9,210	0.80		2.22	152
0.00	(0.38)	10.17	3.88	470	0.80		2.93	107
0.00	(0.40)	10.16	5.78	11	0.81	(e)	4.05	208

Prospectus	35

Appendix A

Description of Securities Ratings

A Fund’s investments may range in quality from securities rated in the lowest category in which the Fund is permitted to invest to securities rated in the highest category (as rated by Moody’s or S&P or, if unrated, determined by PIMCO to be of comparable quality). The percentage of a Fund’s assets invested in securities in a particular rating category will vary. The following terms are generally used to describe the credit quality of fixed income securities:

High Quality Debt Securities are those rated, in one of the two highest rating categories (the highest category for commercial paper) or, if unrated, deemed comparable by PIMCO.

Investment Grade Debt Securities are those rated in one of the four highest rating categories or, if unrated, deemed comparable by PIMCO.

Below Investment Grade, High Yield Securities (“Junk Bonds”) are those rated lower than Baa by Moody’s or BBB by S&P and comparable securities. They are deemed to be predominately speculative with respect to the issuer’s ability to repay principal and interest.

The following is a description of Moody’s and S&P’s rating categories applicable to fixed income securities.

Moody's Investors Service, Inc.

Moody’s Long-Term Ratings: Bonds and Preferred Stock

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than with Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody’s applies numerical modifiers, 1, 2, and 3 in each generic rating classified from Aa through Caa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Corporate Short-Term Debt Ratings

Moody’s short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. Obligations relying upon support mechanisms such as letters of credit and bonds of indemnity are excluded unless explicitly rated.

Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Prospectus	A-1

PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

Short-Term Municipal Bond Ratings

There are three rating categories for short-term municipal bonds that define an investment grade situation, which are listed below. In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents an evaluation of the degree of risk associated with scheduled principal and interest payments, and the other represents an evaluation of the degree of risk associated with the demand feature. The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1. MIG ratings terminate at the retirement of the obligation while VMIG rating expiration will be a function of each issue’s specific structural or credit features.

MIG 1/VMIG 1: This designation denotes superior quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: This designation denotes strong quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3: This designation denotes acceptable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

SG: This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

Standard & Poor's Ratings Services

Corporate and Municipal Bond Ratings

Investment Grade

AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions, or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Speculative Grade

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

A-2	PIMCO Funds

B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC: Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC: The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C: The rating C is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI: The rating CI is reserved for income bonds on which no interest is being paid.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional ratings: The letter “p” indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

r: The “r” is attached to highlight derivative, hybrid, and certain other obligations that S&P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities.

The absence of an “r” symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R.: Not rated.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Commercial Paper Rating Definitions

An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from A for the highest quality obligations to D for the lowest. These categories are as follows:

A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B: Issues rated B are regarded as having only speculative capacity for timely payment.

C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

A commercial paper rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to S&P by the issuer or obtained from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.

Prospectus	A-3

PIMCO Funds

The Trust’s Statement of Additional Information (“SAI”) and annual and semi-annual reports to shareholders include additional information about the Funds. The SAI and the financial statements included in the Funds’ most recent annual report to shareholders are incorporated by reference into this prospectus, which means they are part of this prospectus for legal purposes. The Funds’ annual report discusses the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

You may get free copies of any of these materials, request other information about a Fund, or make shareholder inquiries by calling the Trust at 1-800-426-0107, or by writing to:

Allianz Global Investors Distributors LLC

2187 Atlantic Street

Stamford, CT 06902

You may also contact your financial service firm for details.

You may review and copy information about the Trust, including its SAI, at the Securities and Exchange Commission’s public reference room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the public reference room. You may also access reports and other information about the Trust on the Commission’s Web site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009, or by e-mailing your request to publicinfo@sec.gov.

You can also visit our Web site at www.allianzinvestors.com for additional information about the Funds, including the SAI and the annual and semi-annual report.

Investment Company File number 811-5028

PIMCO Funds: Pacific Investment Management Series

INVESTMENT ADVISER AND ADMINISTRATOR

PIMCO, 840 Newport Center Drive, Newport Beach, CA 92660

DISTRIBUTOR

Allianz Global Investors Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902-6896

CUSTODIAN

State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO 64105

SHAREHOLDER SERVICING AGENT AND TRANSFER AGENT

PFPC Inc., P.O. Box 9688, Providence, RI 02940-9688

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO 64105

LEGAL COUNSEL

Dechert LLP, 1775 I Street N.W., Washington, D.C. 20006-2401

For further information about the PIMCO Funds, call 1-800-426-0107 or visit our Web site at www.allianzinvestors.com.

Not part of the prospectus

The PIMCO Funds & Allianz Funds Family

The PIMCO Funds & Allianz Funds offer access to the world-class investment firms of Allianz Global Investors–one of the world’s largest asset management companies, with more than $1 trillion under management (as of 12/31/04).

The PIMCO Funds are managed by PIMCO, widely recognized as one of the premier bond managers in the world. The PIMCO Funds cover the fixed-income spectrum, and also include the innovative Real Return Strategy and IndexPLUS funds. PIMCO Total Return Fund is the largest bond fund in the U.S.**

The Allianz Funds are managed by institutional equity managers, including the Allianz-owned investment firms NFJ Investment Group, Oppenheimer Capital, RCM Capital Management, Nicholas-Applegate Capital Management and PEA Capital. The Allianz Funds represent a wide range of investment strategies, including growth and value, small-, mid- and large-cap, domestic and international portfolios.

PIMCO Funds		Allianz Funds
Short-Duration Bond	Tax-Exempt Bond	Value Stock	International Stock

PIMCO Short-Term

PIMCO Low Duration

PIMCO Floating Income

Core Bond

PIMCO Total Return

Government/Mortgage Bond

PIMCO GNMA

PIMCO Total Return Mortgage

Corporate Bond

PIMCO Diversified Income

PIMCO High Yield

PIMCO Investment Grade

Corporate Bond

International Bond

PIMCO Foreign Bond

(U.S. Dollar-Hedged)

PIMCO Foreign Bond (Unhedged)

PIMCO Emerging Markets Bond

PIMCO Developing Local Markets

PIMCO Short Duration Municipal

Income

PIMCO Municipal Bond

PIMCO California Intermediate

Municipal Bond

PIMCO California Municipal Bond

PIMCO New York Municipal Bond

Real Return Strategy

PIMCO Real Return

PIMCO CommodityRealReturn

Strategy

PIMCO RealEstateRealReturn Strategy

PIMCO All Asset

IndexPLUS

PIMCO StocksPLUS

PIMCO StocksPLUS Total Return

PIMCO International StocksPLUS

TR Strategy

PIMCO Fundamental IndexPLUS

PIMCO Fundamental IndexPLUS TR

NFJ Dividend Value

NFJ Large-Cap Value

OCC Renaissance

OCC Value

NACM Flex-Cap Value

NFJ Small-Cap Value

Blend Stock

PEA Growth & Income

CCM Capital Appreciation

OCC Core Equity

CCM Mid-Cap

Growth Stock

RCM Large-Cap Growth

RCM Targeted Core Growth

PEA Growth

NACM Growth

RCM Mid-Cap

PEA Target

NACM Global

RCM Global Small-Cap

NFJ International Value

NACM International

RCM International

Growth Equity

NACM Pacific Rim

Sector-Related Stock

RCM Global Healthcare

RCM Biotechnology

RCM Global Technology

RCM Innovation*

*	Proposed to merge with RCM Global Technology Fund on or about April 29, 2005.
**	As of 1/31/05 according to SimFunds.

This cover is not part of the Prospectus	AZ002D_12645
Allianz Global Investors Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902

PIMCO Funds

Prospectus

JULY 29, 2005

PIMCO Total Return Fund

Share Classes	CONTENTS

A B C	Overview	2

	Key Concepts	2

	Fund Summary	5

	Summary of Principal Risks	9

	Management of the Fund	13

	Investment Options	17

	How Fund Shares are Priced	27

	How to Buy and Sell Shares	29

	Fund Distributions	39

	Tax Consequences	40

	Characteristics and Risks of Securities and Investment Techniques	41

	Financial Highlights	54

	Appendix A–Description of Securities Ratings	A-1

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Overview

This prospectus describes the PIMCO Total Return Fund (the “Fund”). The Fund is part of the PIMCO Funds (the “Trust”). The Fund provides access to the professional investment advisory services offered by Pacific Investment Management Company LLC (“PIMCO”). As of June 30, 2005, PIMCO managed approximately $493 billion in assets.

This prospectus explains what you should know about the Fund before you invest. Please read it carefully.

Total Return Fund

Main Investments Intermediate maturity fixed income securities Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management	Fund Category Intermediate Duration Bond Fund Focus Intermediate maturity fixed income securities Average Portfolio Duration 3–6 years	Credit Quality(1) B to Aaa; maximum 10% below Baa Dividend Frequency Declared daily and distributed monthly Non-U.S. Dollar Denominated Securities(2) 0–30%

Key Concepts

Following the table are certain key concepts which are used throughout the prospectus.

Fixed Income Instruments

Consistent with the Fund’s investment policies, the Fund invests in “Fixed Income Instruments,” which as used in this prospectus includes:

•	securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (“U.S. Government Securities”);

•	corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;

•	mortgage-backed and other asset-backed securities;

•	inflation-indexed bonds issued both by governments and corporations;

•	structured notes, including hybrid or “indexed” securities, event-linked bonds and loan participations;

•	delayed funding loans and revolving credit facilities;

(1) As rated by Moody’s Investors Service, Inc., (“Moody’s”) or equivalently rated by Standard & Poor’s Ratings Service (“S&P”), or if unrated, determined by PIMCO to be of comparable quality.

(2) The percentage limitation relates to non-U.S. dollar-denominated securities. The Fund may invest beyond this limit in U.S. dollar-denominated securities of non-U.S. issuers.

2	PIMCO Total Return Fund Prospectus

•	bank certificates of deposit, fixed time deposits and bankers’ acceptances;

•	repurchase agreements and reverse repurchase agreements;

•	debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;

•	obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and

•	obligations of international agencies or supranational entities.

Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury.

The Fund may invest in derivatives based on Fixed Income Instruments.

Duration

Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. Similarly, a mutual fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a mutual fund with a shorter average portfolio duration. By way of example, the price of a bond fund with a duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point.

Credit Ratings

In this prospectus, references are made to credit ratings of debt securities, which measure an issuer’s expected ability to pay principal and interest over time. Credit ratings are determined by rating organizations, such as S&P or Moody’s. The following terms are generally used to describe the credit quality of debt securities depending on the security’s credit rating or, if unrated, credit quality as determined by PIMCO:

•	high quality
•	investment grade
•	below investment grade (“high yield securities” or “junk bonds”)

For a further description of credit ratings, see “Appendix A—Description of Securities Ratings.” As noted in Appendix A, Moody’s and S&P may modify their ratings of securities to show relative standing within a rating category, with the addition of numerical modifiers (1, 2 or 3) in the case of Moody’s, and with the addition of a plus (+) or minus (-) sign in the case of S&P. The Fund may purchase a security, regardless of any rating modification, provided the security is rated at or above the Fund’s minimum rating category. For example, the Fund may purchase a security rated B3 by Moody’s, or B- by S&P, because the Fund’s minimum rating category is B.

PIMCO Total Return Fund Prospectus	3

Fund Description, Performance and Fees

The following summary identifies the Fund’s investment objective, principal investments and strategies, principal risks, performance information and fees and expenses. A more detailed “Summary of Principal Risks” describing principal risks of investing in the Fund begins after the Fund Summary. Investors should be aware that the investments made by the Fund and the results achieved by the Fund at any given time are not expected to be the same as those made by other mutual funds for which PIMCO acts as investment adviser, including mutual funds with names, investment objectives and policies similar to the Fund. Please see “Disclosure of Portfolio Holdings” in the Statement of Additional Information for information about the availability of the complete schedule of the Fund’s holdings.

It is possible to lose money on investments in the Fund.

An investment in the Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

4	PIMCO Total Return Fund Prospectus

PIMCO Total Return Fund Summary	Ticker Symbols:

PTTAX (A Class)

PTTBX (B Class)

PTTCX (C Class)

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average portfolio duration of this Fund normally varies within a three- to six-year time frame based on PIMCO’s forecast for interest rates.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may not invest in equity securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk	• Issuer Risk • Liquidity Risk • Derivatives Risk • Mortgage Risk	• Foreign Investment Risk • Currency Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summary for a description of these and other risks of investing in the Fund.

PIMCO Total Return Fund Prospectus	5

Performance Information

Summary performance information for the Fund is provided in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information below show performance of the Fund’s Class A shares, but do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of Class A, B and C shares (1/13/97), performance information shown in the bar chart and table for those classes is based on the performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual sales charges (in the Average Annual Total Returns table only), distribution and/or service (12b-1) fees, administrative fees and other expenses paid by Class A, B and C shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns — Class A

Calendar Year End (through 12/31)

Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

Highest (7/1/01–9/30/01)	6.37%

Lowest (1/1/96–3/31/96)	-2.51%

More Recent Return Information

1/1/05–06/30/05	2.66%

6	PIMCO Total Return Fund Prospectus

Average Annual Total Returns (for periods ended 12/31/04)

	1 Year	5 Years	10 Years
Class A Return Before Taxes	0.73%	7.14%	7.54%
Class A Return After Taxes on Distributions(1)	-0.65%	4.83%	4.91%
Class A Return After Taxes on Distributions and Sale of Fund Shares(1)	0.79%	4.73%	4.85%
Class B Return Before Taxes	0.38%	7.08%	7.64%
Class C Return Before Taxes	2.87%	7.15%	7.24%
Lehman Brothers Aggregate Bond Index(2)	4.34%	7.71%	7.72%
Lipper Intermediate Investment Grade Debt Fund Avg(3)	3.87%	6.87%	6.89%

(1) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for Class B and Class C shares will vary.

(2) The Lehman Brothers Aggregate Bond Index is an unmanaged index of investment grade, U.S. dollar-denominated fixed income securities of domestic issuers having a maturity greater than one year. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

(3) The Lipper Intermediate Investment Grade Debt Fund Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to ten years. It does not take into account sales charges or taxes.

PIMCO Total Return Fund Prospectus	7

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class A, B or C shares of the Fund:

Shareholder fees (fees paid directly from your investment)(1)

	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	Redemption Fee(2)
Class A	3.75%	1.0%(3)	2%
Class B	None	3.5%(4)	2%
Class C	None	1.0%(5)	2%

(1) Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.

(2) Shares that are held less than 7 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

(3) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.

(4) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under “Classes of Shares—Class A, B and C Shares—Contingent Deferred Sales Charges (CDSCs)—Class B Shares.”

(5) The CDSC on Class C shares is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses
Class A	0.25%	0.25%	0.40%	0.90%
Class B	0.25	1.00	0.40	1.65
Class C	0.25	1.00	0.40	1.65

(1) Due to the 12b-1 distribution fee imposed on Class B and Class C shares, a Class B or Class C shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.

(2) “Other Expenses” reflect an administrative fee of 0.40%.

Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem shares at the end of each period					Example: Assuming you do not redeem your shares
	Year 1	Year 3	Year 5	Year 10		Year 1	Year 3	Year 5	Year 10
Class A	$463	$651	$85	$1,441		$463	$651	$85	$1,441
Class B	518	700	947	1,485	*	168	521	898	1,485	*
Class C	268	521	898	1,956		168	521	898	1,955

*For Class B shares purchased prior to January 1, 2002, this amount is $1,661. For Class B shares purchased from January 1, 2002 through September 30, 2004, this amount is $1,754.

8	PIMCO Total Return Fund Prospectus

Summary of Principal Risks

The value of your investment in the Fund changes with the values of the Fund’s investments. Many factors can affect those values. The factors that are most likely to have a material effect on the Fund’s portfolio as a whole are called “principal risks.” The principal risks of the Fund are identified in the Fund Summary and are described in this section. The Fund may be subject to additional risks other than those described below because the types of investments made by the Fund can change over time. Securities and investment techniques mentioned in this summary that appear in bold type are described in greater detail under “Characteristics and Risks of Securities and Investment Techniques.” That section and “Investment Objectives and Policies” in the Statement of Additional Information also include more information about the Fund, its investments and the related risks. There is no guarantee that the Fund will be able to achieve its investment objective. It is possible to lose money by investing in the Fund.

Interest Rate Risk

As nominal interest rates rise, the value of fixed income securities held by the Fund is likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Inflation-indexed securities, including Treasury Inflation-Protected Securities (“TIPS”), decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.

Credit Risk

The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. Municipal bonds are subject to the risk that litigation, legislation or other political events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest.

High Yield Risk

The Fund invests in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) and may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose its entire investment.

PIMCO Total Return Fund Prospectus	9

Market Risk

The market price of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downtown in the securities markets, multiple asset classes may decline in value simultaneously.

Issuer Risk

The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Liquidity Risk

Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Funds with principal investment strategies that involve foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Derivatives Risk

Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The various derivative instruments that the Fund may use are referenced under “Characteristics and Risks of Securities and Investment Techniques—Derivatives” in this prospectus and described in more detail under “Investment Objectives and Policies” in the Statement of Additional Information. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Fund may also use derivatives for leverage, in which case their use would involve leveraging risk. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, interest rate risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. If the Fund invests in a derivative instrument

10	PIMCO Total Return Fund Prospectus

it could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Mortgage Risk

When the Fund purchases mortgage-related securities it is subject to certain additional risks. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Fund holds mortgage-related securities it may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because it will have to reinvest that money at the lower prevailing interest rates. This is known as contraction risk.

Foreign (Non-U.S.) Investment Risk

When the Fund invests in foreign securities it may experience more rapid and extreme changes in value than if it had invested exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect the Fund’s investments in a foreign country. In the event of nationalization, expropriation or other confiscation, the Fund could lose its entire investment in foreign securities. Adverse conditions in a certain region can adversely affect securities of other countries whose economies appear to be unrelated. To the extent that the Fund invests a significant portion of its assets in a concentrated geographic area like Eastern Europe or Asia, the Fund will generally have more exposure to regional economic risks associated with foreign investments.

Currency Risk

When the Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies it is subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad. As a

PIMCO Total Return Fund Prospectus	11

result, the Fund’s investments in foreign currency-denominated securities may reduce the returns of the Fund.

Leveraging Risk

Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolios securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, PIMCO will segregate or “earmark” liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

Management Risk

The Fund is subject to management risk because it is an actively managed investment portfolio. PIMCO and the portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

12	PIMCO Total Return Fund Prospectus

Management of the Fund

Investment Adviser and Administrator

PIMCO serves as the investment adviser and the administrator (serving in its capacity as administrator, the “Administrator”) for the Fund. Subject to the supervision of the Board of Trustees, PIMCO is responsible for managing the investment activities of the Fund and the Fund’s business affairs and other administrative matters.

PIMCO is located at 840 Newport Center Drive, Newport Beach, California 92660. Organized in 1971, PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. As of June 30, 2005, PIMCO had approximately $493 billion in assets under management.

Advisory Fees

The Fund pays PIMCO fees in return for providing investment advisory services. For the fiscal year ended March 31, 2005, the Fund paid monthly advisory fees to PIMCO at the annual rate (stated as a percentage of the average daily net assets of the Fund taken separately) of 0.25%.

Administrative Fees

The Fund pays for the administrative services it requires under what is essentially an all-in fee structure. Class A, Class B and Class C shareholders of the Fund pay an administrative fee to PIMCO, computed as a percentage of the Fund’s assets attributable in the aggregate to that class of shares. PIMCO, in turn, provides or procures administrative services for Class A, Class B and Class C shareholders and also bears the costs of various third-party services required by the Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Funds do bear other expenses which are not covered under the administrative fee which may vary and affect the total level of expenses paid by Class A, Class B and Class C shareholders, such as brokerage fees, commissions and other transaction expenses, costs of borrowing money, including interest expenses, extraordinary expenses (such as litigation and indemnification expenses) and fees and expenses of the Trust’s Independent Trustees and their counsel (if any). PIMCO generally earns a profit on the administrative fee paid by the funds. Also, under the terms of the administration agreement, PIMCO, and not Fund shareholders, would benefit from any price decreases in third-party services, including decreases resulting from an increase in net assets.

For the fiscal year ended March 31, 2005, the Fund paid PIMCO monthly administrative fees at the annual rate (stated as a percentage of the average daily net assets attributable in the aggregate to the Fund’s Class A, Class B and Class C shares) of 0.40%.

PIMCO Total Return Fund Prospectus	13

Individual Portfolio Manager

The following person has primary responsibility for managing the Fund.

Portfolio Manager	Since	Recent Professional Experience

William H. Gross	5/87*	Managing Director, Chief Investment Officer and a founding partner of PIMCO.

*Since inception of the Fund.

Please see the Statement of Additional Information for additional information about other accounts managed by the portfolio managers, the portfolio managers’ compensation and the portfolio managers’ ownership of shares of the Funds.

Distributor

The Trust’s Distributor is Allianz Global Investors Distributors LLC (“AGID” or “Distributor”), an indirect subsidiary of Allianz Global Investors of America L.P. (“AGI”). The Distributor, located at 2187 Atlantic Street, Stamford, CT 06902, is a broker-dealer registered with the Securities and Exchange Commission (“SEC”).

Regulatory and Litigation Matters

On June 1, 2004, the Attorney General of the State of New Jersey announced that it had dismissed PIMCO from a complaint filed by the New Jersey Attorney General on February 17, 2004, and that it had entered into a settlement agreement (the “New Jersey Settlement”) with PIMCO’s parent company, AGI (formerly known as Allianz Dresdner Asset Management of America L.P.), PEA Capital LLC (an entity affiliated with PIMCO through common ownership) (“PEA”) and AGID, in connection with the same matter. In the New Jersey Settlement, AGI, PEA and AGID neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the New Jersey Settlement alleged, among other things, that AGI, PEA and AGID had failed to disclose that they improperly allowed certain hedge funds to engage in “market timing” in certain funds. The complaint sought injunctive relief, civil monetary penalties, restitution and disgorgement of profits.

Since February 2004, PIMCO, AGI, PEA, AGID, and certain of their affiliates, including the Trust, Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series), and the Trustees of the Trust, have been named as defendants in 14 lawsuits filed in U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. Ten of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in the U.S. District Court for the District of Maryland; four of those lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have

14	PIMCO Total Return Fund Prospectus

been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the Trust and the Allianz Funds during specified periods, or as derivative actions on behalf of the Trust and Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain of the Allianz Funds and Funds of the Trust and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, the Trustees, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the Trust or on behalf of the Trust itself against other defendants. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote the Allianz Funds and Funds of the Trust, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

The Trust has learned that, on April 11, 2005, the Attorney General of the State of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia (the “West Virginia Complaint”) against Allianz Global Investors Fund Management LLC (formerly PA Fund Management LLC) (“AGIF”), PEA and AGID alleging, among other things, that they improperly allowed broker-dealers, hedge funds and investment advisers to engage in frequent trading of various open-end funds advised or distributed by Allianz Global Investors Fund Management LLC and certain of its affiliates in violation of the funds’ stated restrictions on “market timing.” On May 31, 2005, AGIF, PEA and AGID, along with the other mutual fund defendants in the action, removed the action to the U.S. District Court for the District of West Virginia. The West Virginia Complaint also names numerous other defendants unaffiliated with Allianz Global Investors Fund Management in separate claims alleging improper market timing and/or late trading of open-end investment companies advised or distributed by such other defendants. The West Virginia Complaint seeks injunctive relief, civil monetary penalties, investigative costs and attorney’s fees.

Under Section 9(a) of the Investment Company Act of 1940, as amended (“1940 Act”), if the New Jersey Settlement or any of the lawsuits described above were to result in a court injunction against AGI, PEA, AGID and/or their affiliates, PIMCO could, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser, and AGID could be barred from serving as principal underwriter, to any registered investment company, including the Funds. In connection with an inquiry from the SEC concerning the status of the New Jersey Settlement under Section 9(a), PEA, AGID, AGI and certain of their affiliates (including PIMCO) (together, the “Applicants”) have sought exemptive relief from the SEC under Section 9(c) of the 1940 Act. The SEC has granted the Applicants a temporary exemption

PIMCO Total Return Fund Prospectus	15

from the provisions of Section 9(a) with respect to the New Jersey Settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the SEC takes final action on their application for a permanent order. There is no assurance that the SEC will issue a permanent order.

If the West Virginia Complaint were to result in a court injunction against AGIF, PEA or AGID, the Applicants would, in turn, seek exemptive relief under Section 9(c) with respect to that matter, although there is no assurance that such exemptive relief would be granted.

It is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Funds. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Funds or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Funds.

The foregoing speaks only as of the date of this prospectus. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated only if those developments are material.

16	PIMCO Total Return Fund Prospectus

Investment Options

Classes of Shares—Class A, B and C Shares

The Trust offers investors Class A, Class B and Class C shares of the Fund in this prospectus. Each class of shares is subject to different types and levels of sales charges and other fees than the other classes and bears a different level of expenses.

The class of shares that is best for you depends upon a number of factors, including the amount and the intended length of your investment. The following summarizes key information about each class to help you make your investment decision, including the various expenses associated with each class and the payments made to financial intermediaries for distribution and other services. More extensive information about the Trust’s multi-class arrangements is included in the Allianz Funds and PIMCO Funds Shareholders’ Guide for Class A, B and C Shares (the “Guide”), which is included as part of the Statement of Additional Information and can be obtained free of charge from the Distributor. See “How to Buy and Sell Shares—Allianz Funds and PIMCO Funds Shareholders’ Guide” below.

Class A Shares

• You pay an initial sales charge when you buy Class A shares of the Fund. The maximum initial sales charge is 3.75%. The sales charge is deducted from your investment so that not all of your purchase payment is invested.

• You may be eligible for a reduction or a complete waiver of the initial sales charge under a number of circumstances. For example, you normally pay no sales charge if you purchase $1,000,000 or more of Class A shares. Please see the Guide for details.

• Class A shares are subject to lower 12b-1 fees than Class B or Class C shares. Therefore, Class A shareholders generally pay lower annual expenses and receive higher dividends than Class B or Class C shareholders.

• You normally pay no contingent deferred sales charge (“CDSC”) when you redeem Class A shares, although you may pay a 1% CDSC if you purchase $1,000,000 or more of Class A shares (and therefore pay no initial sales charge) and then redeem the shares during the first 18 months after your initial purchase. The Class A CDSC is waived for certain categories of investors and does not apply if you are otherwise eligible to purchase Class A shares without a sales charge. Please see the Guide for details.

Class B Shares

• You do not pay an initial sales charge when you buy Class B shares. The full amount of your purchase payment is invested initially.

• You normally pay a CDSC of up to 3.5% if you redeem Class B shares during the first five years after your initial purchase. The amount of the CDSC declines the longer you hold your Class B shares. You pay no CDSC if you redeem during the sixth year and thereafter. The Class B CDSC is waived for certain categories of investors. Please see the Guide for details.

PIMCO Total Return Fund Prospectus	17

• Class B shares are subject to higher 12b-1 fees than Class A shares for the first five years they are held (seven years for Class B shares purchased prior to January 1, 2002 and eight years for Class B shares purchased from January 1, 2002 through September 30, 2004). During this time, Class B shareholders normally pay higher annual expenses and receive lower dividends than Class A shareholders.

• Class B shares automatically convert into Class A shares after they have been held for five years. After the conversion takes place, the shares are subject to the lower 12b-1 fees paid by Class A shares. (The conversion period for Class B shares purchased prior to January 1, 2002, is seven years. The conversion period for Class B shares purchased from January 1, 2002 through September 30, 2004, is eight years.)

Class C Shares

• You do not pay an initial sales charge when you buy Class C shares. The full amount of your purchase payment is invested initially.

• You normally pay a CDSC of 1% if you redeem Class C shares during the first year after your initial purchase. The Class C CDSC is waived for certain categories of investors. Please see the Guide for details.

• Class C shares are subject to higher 12b-1 fees than Class A shares. Therefore, Class C shareholders normally pay higher annual expenses and receive lower dividends than Class A shareholders.

• Class C shares do not convert into any other class of shares. Because Class B shares convert into Class A shares after five years, Class C shares will normally be subject to higher expenses and will pay lower dividends than Class B shares if the shares are held for more than five years.

The following provides additional information about the sales charges and other expenses associated with Class A, Class B and Class C shares.

18	PIMCO Total Return Fund Prospectus

Initial Sales Charges—Class A Shares

This section includes important information about sales charge reduction programs available to investors in Class A shares of the Funds and describes information or records you may need to provide to the Distributor or your financial intermediary in order to be eligible for sales charge reduction programs.

Unless you are eligible for a waiver, the public offering price you pay when you buy Class A shares of the Fund is the net asset value (“NAV”) of the shares plus an initial sales charge. The initial sales charge varies depending upon the size of your purchase, as set forth below. No sales charge is imposed where Class A shares are issued to you pursuant to the automatic reinvestment of income dividends or capital gains distributions. For investors investing in Class A shares of the Fund through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor obtains the proper “breakpoint” discount.

Total Return Fund	Amount of Purchase	Initial Sales Charge as % of Net Amount Invested	Initial Sales Charge as % of Public Offering Price
	$0–$99,999	3.90%	3.75%
	$100,000–$249,999	3.36%	3.25%
	$250,000–$499,999	2.30%	2.25%
	$500,000–$999,999	1.78%	1.75%
	$1,000,000 +	0.00%*	0.00%*

* As shown, investors that purchase $1,000,000 or more of the Fund’s Class A shares will not pay any initial sales charge on the purchase. However, purchasers of $1,000,000 or more of Class A shares may be subject to a CDSC of 1% if the shares are redeemed during the first 18 months after their purchase. See “CDSCs on Class A Shares” below.

Investors in the Funds may reduce or eliminate sales charges applicable to purchases of Class A shares through utilization of the Combined Purchase Privilege, the Cumulative Quantity Discount (Right of Accumulation), a Letter of Intent or the Reinstatement Privilege. These programs, which apply to purchases of one of more funds that are series of the Trust or Allianz Funds (formerly PIMCO Funds: Multi-Manager Series) that offer Class A shares (together, “Eligible Funds”), are summarized below and are described in greater detail in the Guide.

Combined Purchase Privilege.  Investors may qualify for a reduced sales charge on Class A shares by combining purchases of Class A shares of Eligible Funds into a single purchase (a “Single Purchase”), if the resulting purchase totals at least $50,000. The following may be deemed to be a Single Purchase: certain purchases by an individual investor’s spouse or children that may be combined with an investor’s purchase, single purchases by a fiduciary for multiple beneficiaries and single purchases for employee benefit plans of a single employer. Please see the Guide for details.

PIMCO Total Return Fund Prospectus	19

Cumulative Quantity Discount (Right of Accumulation).  A purchase of Class A shares of any Eligible Fund may qualify for a Cumulative Quantity Discount at the rate applicable to the discount bracket obtained by adding:

(i) the amount of the investor’s total current purchase (including any sales charge);

(ii) the aggregate net asset value (at the close of business on the day of the current purchase) of all Class A, Class B and Class C shares of any Eligible Fund held by the investor; and

(iii) the net asset value (at the close of business on the day of the current purchase) of all Class A, Class B and Class C shares owned by another shareholder eligible to be combined with the investor’s purchase into a Single Purchase.

Please see the Guide for restrictions applicable to shares held by certain employer-sponsored benefit programs.

Letter of Intent.  An investor may also obtain a reduced sales charge on purchases of Class A shares by means of a written Letter of Intent, which expresses an intent to invest not less than $50,000 within a period of 13 months in Class A shares of any Eligible Fund(s). The maximum intended investment allowable in a Letter of Intent is $1,000,000. Each purchase of shares under a Letter of Intent will be made at the public offering price or prices applicable at the time of such purchase to a Single Purchase of the dollar amount indicated in the Letter. A Letter of Intent is not a binding obligation to purchase the full amount indicated. Shares purchased with the first 5% of the amount indicated in the Letter will be held in escrow (while remaining registered in your name) to secure payment of the higher sales charges applicable to the shares actually purchased in the event the full intended amount is not purchased.

Reinstatement Privilege.  A Class A shareholder who has caused any or all of his shares to be redeemed may reinvest all or any portion of the redemption proceeds in Class A shares of any Eligible Fund at NAV without any sales charge, provided that such investment is made within 120 calendar days after the redemption or repurchase date. The limitations and restrictions of this program are fully described in the Guide.

Method of Valuation of Accounts.  To determine whether a shareholder qualifies for a reduction in sales charge on a purchase of Class A shares of Eligible Funds, the offering price of the shares is used for purchases relying on the Combined Purchase Privilege or a Letter of Intent and the amount of the total current purchase (including any sales load) plus the net asset value (at the close of business on the day of the current purchase) of shares previously acquired is used for the Cumulative Quantity Discount.

Sales at Net Asset Value.  In addition to the programs summarized above, the Funds may sell their Class A shares at net asset value without an initial sales charge to certain types of accounts or account holders, including, but not limited to: trustees of the Funds; employees of the Adviser, and Distributor; employees of participating brokers; certain trustees or other fiduciaries purchasing shares for retirement plans; participants investing in certain “wrap accounts” and

20	PIMCO Total Return Fund Prospectus

investors who purchase shares through a participating broker who has waived all or a portion of the payments it normally would receive from the Distributor at the time of purchase. In addition, Class A shares of the Funds issued pursuant to the automatic reinvestment of income dividends or capital gains distributions are issued at net asset value and are not subject to any sales charges.

Required Shareholder Information and Records.  In order for investors in Class A shares of the Funds to take advantage of sales charge reductions, an investor or his or her financial intermediary must notify the Distributor that the investor qualifies for such a reduction. If the Distributor is not notified that the investor is eligible for these reductions, the Distributor will be unable to ensure that the reduction is applied to the investor’s account. An investor may have to provide certain information or records to his or her financial intermediary or the Distributor to verify the investor’s eligibility for breakpoint privileges or other sales charge waivers. An investor may be asked to provide information or records, including account statements, regarding shares of the Funds or other Eligible Funds held in:

• all of the investor’s accounts held directly with the Trust or through a financial intermediary;

• any account of the investor at another financial intermediary; and

• accounts of related parties of the investor, such as members of the same family or household, at any financial intermediary.

The Trust makes available free of charge and in a clear and prominent format, on the Fund’s Web site at www.allianzinvestors.com, information regarding eliminations of and reductions in sales loads associated with Eligible Funds.

Contingent Deferred Sales Charges (CDSCs)—Class B and Class C Shares

Unless you are eligible for a waiver, if you sell (redeem) your Class B or Class C shares within the time periods specified below, you will pay a CDSC according to the following schedules. For investors investing in Class B or Class C shares of the Fund through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor is credited with the proper holding period for the shares redeemed.

Class B Shares Purchased On or After October 1, 2004

Years Since Purchase Payment was Made	Percentage Contingent Deferred Sales Charge
First	3.50
Second	2.75
Third	2.00
Fourth	1.25
Fifth	0.50
Sixth and thereafter	0*

* After the fifth year, Class B shares convert into Class A shares.

PIMCO Total Return Fund Prospectus	21

Class B Shares Purchased Prior to October 1, 2004

Years Since Purchase Payment was Made	Percentage Contingent Deferred Sales Charge
First	5
Second	4
Third	3
Fourth	3
Fifth	2
Sixth	1
Seventh and thereafter	0*

* After the eighth year, Class B shares convert into Class A shares. As noted above, Class B shares purchased prior to January 1, 2002, convert into Class A shares after seven years.

Class C Shares

Years Since Purchase Payment was Made	Percentage Contingent Deferred Sales Charge
First	1
Thereafter	0

CDSCs on Class A Shares

Unless a waiver applies, investors who purchase $1,000,000 or more of Class A shares (and, thus, pay no initial sales charge) of the Fund will be subject to a 1% CDSC if the shares are redeemed within 18 months of their purchase. The Class A CDSC does not apply if you are otherwise eligible to purchase Class A shares without an initial sales charge or are eligible for a waiver of the CDSC. See “Reductions and Waivers of Initial Sales Charges and CDSCs” below.

How CDSCs are Calculated-

Shares Purchased On or Before December 31, 2001

A CDSC is imposed on redemptions of Class B and Class C shares (and where applicable, Class A shares) on the amount of the redemption which causes the current value of your account for the particular class of shares of the Fund to fall below the total dollar amount of your purchase payments subject to the CDSC. However, no CDSC is imposed if the shares redeemed have been acquired through the reinvestment of dividends or capital gains distributions or if the amount redeemed is derived from increases in the value of your account above the amount of the purchase payments subject to the CDSC. CDSCs are deducted from the proceeds of your redemption, not from amounts remaining in your account. In determining whether a CDSC is payable, it is assumed that the shareholder will redeem first the lot of shares which will incur the lowest CDSC.

22	PIMCO Total Return Fund Prospectus

For instance, the following illustrates the current operation of the Class B CDSC:

•	Assume that an individual opens an account and makes a purchase payment of $10,000 for Class B shares of the Fund and that six months later the value of the investor’s account for the Fund has grown through investment performance and reinvestment of distributions to $11,000. The investor then may redeem up to $1,000 from the Fund ($11,000 minus $10,000) without incurring a CDSC. If the investor should redeem $3,000, a CDSC would be imposed on $2,000 of the redemption (the amount by which the investor’s account for the Fund was reduced below the amount of the purchase payment). At the rate of 3.5%, the Class B CDSC would be $70.

How CDSCs are Calculated-

Shares Purchased After December 31, 2001

A CDSC is imposed on redemptions of Class B and Class C shares (and where applicable, Class A shares) on the amount of the redemption which causes the current value of your account for the particular class of shares of the Fund to fall below the total dollar amount of your purchase payments subject to the CDSC.

The following rules will apply under the method for calculating CDSCs:

•	Shares acquired through the reinvestment of dividends or capital gains distributions will be redeemed first and will not be subject to any CDSC.

•	For the redemption of all other shares, the CDSC will be based on either your original purchase price or the then current NAV of the shares being sold, whichever is lower. To illustrate this point, consider shares purchased at an NAV of $10. If the Fund’s NAV per share at the time of redemption is $12, the CDSC will apply to the purchase price of $10. If the NAV per share at the time of redemption is $8, the CDSC will apply to the $8 current NAV per share.

•	CDSCs will be deducted from the proceeds of your redemption, not from amounts remaining in your account.

•	In determining whether a CDSC is payable, it is assumed that the shareholder will redeem first the lot of shares which will incur the lowest CDSC.

For example, the following illustrates the operation of the Class B CDSC:

•

Assume that an individual opens an account and makes a purchase payment of $10,000 for 1,000 Class B shares of the Fund (at $10 per share) and that six months later the value of the investor’s account for the Fund has grown through investment performance to $11,000 ($11 per share). If the investor should redeem $2,200 (200 shares), a CDSC would be applied against $2,000 of the redemption (the purchase price of the shares redeemed, because the

PIMCO Total Return Fund Prospectus	23

purchase price is lower than the current NAV of such shares ($2,200)). At the rate of 3.5%, the Class B CDSC would be $70.

Reductions and Waivers of Initial Sales Charges and CDSCs

The initial sales charges on Class A shares and the CDSCs on Class A, Class B and Class C shares may be reduced or waived under certain purchase arrangements and for certain categories of investors. Please see the Guide for details. The Guide is available free of charge from the Distributor. See “How to Buy and Sell Shares—Allianz Funds and PIMCO Funds Shareholders’ Guide” below.

Distribution and Servicing (12b-1) Plans

The Fund pays fees to the Distributor on an ongoing basis as compensation for the services the Distributor renders and the expenses it bears in connection with the sale and distribution of Fund shares (“distribution fees”) and/or in connection with personal services rendered to Fund shareholders and the maintenance of shareholder accounts (“servicing fees”). These payments are made pursuant to Distribution and Servicing Plans (“12b-1 Plans”) adopted by the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (“1940 Act”).

There is a separate 12b-1 Plan for each class of shares offered in this prospectus. Class A shares pay only servicing fees. Class B and Class C shares pay both distribution and servicing fees. The following lists the maximum annual rates at which the distribution and/or servicing fees may be paid under each 12b-1 Plan (calculated as a percentage of the Fund’s average daily net assets attributable to the particular class of shares):

	Servicing Fee	Distribution Fee
Class A	0.25%	0.00%
Class B	0.25%	0.75%
Class C	0.25%	0.75%

Because distribution fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges such as sales charges that are deducted at the time of investment. Therefore, although Class B and Class C shares do not pay initial sales charges, the distribution fees payable on Class B and Class C shares may, over time, cost you more than the initial sales charge imposed on Class A shares. Also, because Class B shares convert into Class A shares after they have been held for five years (seven years for Class B shares purchased prior to January 1, 2002 and eight years for Class B shares purchased from January 1, 2002 through September 30, 2004) and are not subject to distribution fees after the conversion, an investment in Class C shares may cost you more over time than an investment in Class B shares.

24	PIMCO Total Return Fund Prospectus

Payments to Financial Firms

Some or all of the sales charges, distribution fees and servicing fees described above are paid or “reallowed” to the broker, dealer or financial adviser (collectively, “financial firms”) through which you purchase your shares. With respect to Class B and Class C shares, the financial firms are also paid at the time of your purchase a commission of up to 4.00% and 1.00%, respectively, of your investment in such share classes. Please see the SAI and Guide for more details. A financial firm is one that, in exchange for compensation, sells, among other products, mutual fund shares (including the shares offered in this Prospectus) or provides services for mutual fund shareholders. Financial firms include brokers, dealers, insurance companies and banks.

In addition, AGID, PIMCO and their affiliates (for purposes of this subsection only, collectively, the “Distributor”) may from time to time make additional payments such as cash bonuses or provide other incentives to selected financial firms as compensation for services such as, without limitation, providing the Funds with “shelf space” or a higher profile for the financial firms’ financial consultants and their customers, placing the Funds on the financial firms’ preferred or recommended fund list, granting the Distributor access to the financial firms’ financial consultants, providing assistance in training and educating the financial firms’ personnel, and furnishing marketing support and other specified services. These payments may be significant to the financial firms and may also take the form of sponsorship of seminars or informational meetings or payment for attendance by persons associated with the financial firms at seminars or informational meetings.

A number of factors will be considered in determining the amount of these additional payments to financial firms. On some occasions, such payments may be conditioned upon levels of sales, including the sale of a specified minimum dollar amount of the shares of a Fund, all other series of Trust, other funds sponsored by the Distributor and/or a particular class of shares, during a specified period of time. The Distributor may also make payments to one or more participating financial firms based upon factors such as the amount of assets a financial firm’s clients have invested in the Funds and the quality of the financial firm’s relationship with the Distributor.

The additional payments described above are made at the Distributor’s expense. These payments may be made, at the discretion of the Distributor, to some of the top 50 financial firms that have sold the greatest amounts of shares of the Funds. The level of payments made to a financial firm in any future year will vary and normally will not exceed the sum of (a) 0.10% of such year’s fund sales by that financial firm and (b) 0.06% of the assets attributable to that financial firm invested in equity funds sponsored by the Distributor and 0.03% of the assets invested in fixed-income funds sponsored by the Distributor. In lieu of payments pursuant to the foregoing formulae, the Distributor may make payments of an agreed upon amount which normally will not exceed the amount that would have been payable pursuant to the formulae. There are a few existing relationships on different bases that will continue, some even into

PIMCO Total Return Fund Prospectus	25

2005, until they end. In some cases, in addition to the payments described above, the Distributor will make payments for special events such as a conference or seminar sponsored by one of such financial firms.

If investment advisers, distributors or affiliates of mutual funds pay bonuses and incentives in differing amounts, financial firms and their financial consultants may have financial incentives for recommending a particular mutual fund over other mutual funds. In addition, depending on the arrangements in place at any particular time, a financial firm and its financial consultants may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your financial advisor and review carefully any disclosure by the financial firm as to compensation received by your financial advisor.

Wholesale representatives of the Distributor visit brokerage firms on a regular basis to educate financial advisors about the Funds and to encourage the sale of Fund shares to their clients. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

Although a Fund may use financial firms that sell Fund shares to effect transactions for the Fund’s portfolio, the Fund and the Adviser will not consider the sale of Fund shares as a factor when choosing financial firms to effect those transactions.

For further details about payments made by the Distributor to financial firms, please see the SAI and Guide.

From time to time, PIMCO or its affiliates may pay investment consultants or their parent or affiliated companies for certain services including technology, operations, tax, or audit consulting services, and may pay such firms for PIMCO’s attendance at investment forums sponsored by such firms or for various studies, surveys, or access to databases. PIMCO and its affiliates may also provide investment advisory services to investment consultants and their affiliates. These consultants or their affiliates may, in the ordinary course of their investment consultant business, recommend that their clients utilize PIMCO’s investment advisory services or invest in the Funds or in other products sponsored by PIMCO and its affiliates.

26	PIMCO Total Return Fund Prospectus

How Fund Shares Are Priced

The net asset value (“NAV”) of the Fund’s Class A, Class B and Class C shares is determined by dividing the total value of the Fund’s portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class.

Fund shares are valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the NYSE is open. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed and an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of a Fund’s

PIMCO Total Return Fund Prospectus	27

securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When a Fund uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. The Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined by the Board of Trustees or persons acting at their direction may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing. The Fund’s use of fair valuation may also help to deter “stale price arbitrage” as discussed below under “Abusive Trading Practices.” Fair value pricing may require subjective determinations about the value of security.

28	PIMCO Total Return Fund Prospectus

How to Buy and Sell Shares

The following section provides basic information about how to buy, sell (redeem) and exchange shares of the Fund.

Allianz Funds and PIMCO Funds Shareholders’ Guide

More detailed information about purchase, redemption and exchange arrangements for Fund shares is provided in the Allianz Funds and PIMCO Funds Shareholders’ Guide, which is included in the Statement of Additional Information and can be obtained free of charge from the Distributor by written request or by calling 1-800-426-0107. The Guide provides technical information about the basic arrangements described below and also describes special purchase, sale and exchange features and programs offered by the Trust, including:

•	Automated telephone and wire transfer procedures
•	Automatic purchase, exchange and withdrawal programs
•	Programs that establish a link from your Fund account to your bank account
•	Special arrangements for tax-qualified retirement plans
•	Investment programs which allow you to reduce or eliminate the initial sales charges
•	Categories of investors that are eligible for waivers or reductions of initial sales charges and CDSCs

Calculation of Share Price and Redemption Payments

When you buy shares of the Fund, you pay a price equal to the NAV of the shares, plus any applicable sales charge. When you sell (redeem) shares, you receive an amount equal to the NAV of the shares, minus any applicable CDSC. NAVs are determined at the NYSE Close on each day the NYSE is open. See “How Fund Shares Are Priced” above for details. Generally, purchase and redemption orders for Fund shares are processed at the NAV next calculated after your order is received by the Distributor. There are certain exceptions where an order is received by a broker or dealer prior to the NYSE Close and then transmitted to the Distributor after the NAV has been calculated for that day (in which case the order may be processed according to that day’s NAV). Please see the Guide for details.

The Trust does not calculate NAVs or process orders on days when the NYSE is closed. If your purchase or redemption order is received by the Distributor on a day when the NYSE is closed, it will be processed on the next succeeding day when the NYSE is open (according to the succeeding day’s NAV).

Buying Shares

You can buy Class A, Class B or Class C shares of the Fund in the following ways:

• Through your broker, dealer or other financial intermediary. Your broker, dealer or other intermediary may establish higher minimum investment requirements than the Trust and may also independently charge you transaction fees and additional amounts (which may vary) in return for

PIMCO Total Return Fund Prospectus	29

its services, which will reduce your return. Shares you purchase through your broker, dealer or other intermediary will normally be held in your account with that firm.

• Directly from the Trust. To make direct investments, you must open an account with the Distributor and send payment for your shares either by mail or through a variety of other purchase options and plans offered by the Trust.

If you wish to invest directly by mail, please send a check payable to Allianz Global Investors Distributors LLC, along with a completed application form to:

Allianz Global Investors Distributors LLC

P.O. Box 9688

Providence, RI 02940-0926

The Trust accepts all purchases by mail subject to collection of checks at full value and conversion into federal funds. You may make subsequent purchases by mailing a check to the address above with a letter describing the investment or with the additional investment portion of a confirmation statement. Checks for subsequent purchases should be payable to Allianz Global Investors Distributors LLC and should clearly indicate your account number. Please call the Distributor at 1-800-426-0107 if you have any questions regarding purchases by mail.

The Distributor reserves the right to require payment by wire or U.S. Bank check. The Distributor generally does not accept payments made by cash, temporary/starter checks, third-party checks, credit cards, traveler’s checks, credit card checks, or checks drawn on non-U.S. banks even if payment may be effected through a U.S. bank.

The Guide describes a number of additional ways you can make direct investments, including through the Allianz Funds and PIMCO Funds Auto-Invest and Allianz Funds and PIMCO Funds Fund Link programs. You can obtain a Guide free of charge from the Distributor by written request or by calling 1-800-426-0107. See “Allianz Funds and PIMCO Funds Shareholders’ Guide” above.

The Distributor, in its sole discretion, may accept or reject any order for purchase of Fund shares. No share certificates will be issued unless specifically requested in writing.

Investment Minimums.  The following investment minimums apply for purchases of Class A, Class B and Class C shares.

Initial Investment	Subsequent Investments
$5,000	$100

Lower minimums may apply for certain categories of investors, including certain tax-qualified retirement plans, and for special investment programs and plans offered by the Trust, such as the Allianz Funds and PIMCO Funds Auto-Invest and Allianz Funds and PIMCO Funds Fund Link programs. Please see the Guide for details.

• Abusive Trading Practices. The Trust encourages shareholders to invest in the Funds as part of a long-term investment strategy and discourages excessive, short-term trading and other abusive

30	PIMCO Total Return Fund Prospectus

trading practices. To that end, the Trust’s Board of Trustees has adopted policies and procedures reasonably designed to detect and prevent short-term trading activity that may be harmful to a fund and its shareholders. Such activities, sometimes referred to as “market timing,” may have a detrimental effect on the Fund(s) and its/their shareholders. For example, depending upon various factors such as the size of a Fund and the amount of its assets maintained in cash, short-term or excessive trading by Fund shareholders may interfere with the efficient management of the Fund’s portfolio, increase transaction costs and taxes, and may harm the performance of the Fund and its shareholders.

The Trust seeks to deter and prevent abusive trading practices, and to reduce these risks, through several methods. First, the Trust imposes redemption fees on most Fund shares redeemed or exchanged within a given period after their purchase. See “Redemption Fees” below for further information. In certain situations, the Fund has elected not to impose redemption fees. See “Waiver of Redemption Fees” below for a discussion on the specific situations in which the Fund will not impose redemption fees.

Second, to the extent that there is a delay between a change in the value of a mutual fund’s portfolio holdings, and the time when that change is reflected in the net asset value of the fund’s shares, the fund is exposed to the risk that investors may seek to exploit this delay by purchasing or redeeming shares at net asset values that do not reflect appropriate fair value prices. The Trust seeks to deter and prevent this activity, sometimes referred to as “stale price arbitrage,” by the appropriate use of “fair value” pricing of the Fund’s portfolio securities. See “How Fund Shares Are Priced” below for more information.

Third, the Trust seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Trust and PIMCO each reserve the right to restrict or refuse any purchase or exchange transaction if, in the judgment of the Trust or of PIMCO, the transaction may adversely affect the interests of a Fund or its shareholders. Among other things, the Trust may monitor for any patterns of frequent purchases and sales that appear to be made in response to short-term fluctuations in share price, and may also monitor for any attempts to improperly avoid the imposition of Redemption Fees. Notice of any restrictions or rejections of transactions may vary according to the particular circumstances.

Although the Trust and its service providers seek to use these methods to detect and prevent abusive trading activities, and although the Trust will consistently apply such methods, there can be no assurances that such activities can be mitigated or eliminated. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for presentation to the Fund on a net basis, conceal the identity of the individual investors from the Fund. This makes it more difficult for the Fund to identify short-term transactions in the Fund.

Small Account Fee

Because of the disproportionately high costs of servicing accounts with low balances, you will be charged a fee at the annual rate of $16 if your account balance for any Fund falls below a minimum level of $2,500, except for Uniform Gift to Minors, IRA, Roth IRA, employer- spon -

PIMCO Total Return Fund Prospectus	31

sored retirement plan accounts, Money Purchase and/or Profit Sharing plans, 401(k) plans, 403(b)(7) custodial accounts, SIMPLE IRAs, SEPs, SAR/SEPs, Auto-Invest and Auto-Exchange accounts, for which the minimum balance is $1,000. (A separate custodial fee may apply to IRAs, Roth IRAs and other retirement accounts.) However, you will not be charged this fee if the aggregate value of all of your Allianz Funds and PIMCO Funds accounts is at least $50,000. Any applicable small account fee will be deducted automatically from your below-minimum Fund account in quarterly installments and paid to the Administrator. Each Fund account will normally be valued, and any deduction taken, during the last five business days of each calendar quarter. Lower minimum balance requirements and waivers of the small account fee apply for certain categories of investors. Please see the Guide for details.

Minimum Account Size

Due to the relatively high cost to the Fund of maintaining small accounts, you are asked to maintain an account balance in the Fund of at least the minimum investment necessary to open the particular type of account. If your balance for the Fund remains below the minimum for three months or longer, the Administrator has the right (except in the case of employer-sponsored retirement accounts) to redeem your remaining shares and close the Fund account after giving you 60 days to increase your balance. Your Fund account will not be liquidated if the reduction in size is due solely to a decline in market value of your Fund shares or if the aggregate value of all your Allianz Funds and PIMCO Funds accounts exceeds $50,000.

Exchanging Shares

You may exchange your Class A, Class B or Class C shares of the Fund for the same class of shares of another Fund of the Trust or of a fund of Allianz Funds. Shares are exchanged on the basis of their respective NAVs next calculated after your exchange order is received by the Distributor. Exchanges of shares held less than 7 days may be subject to a redemption fee. See “Redemption Fees” below. Exchanges are subject to the $5,000 minimum initial purchase requirements for the Fund, except with respect to tax-qualified programs and exchanges effected through the Allianz Funds and PIMCO Funds Auto-Exchange plan. If you maintain your account with the Distributor, you may exchange shares by completing a written exchange request and sending it to Allianz Global Investors Distributors LLC, P.O. Box 9688, Providence, RI 02940-0926. You can get an exchange form by calling the Distributor at 1-800-426-0107.

The Trust reserves the right to refuse exchange purchases (or purchase and redemption and/or redemption and purchase transactions) if, in the judgment of PIMCO, the transaction would adversely affect the Fund and its shareholders. Although the Trust has no current intention of terminating or modifying the exchange privilege, it reserves the right to do so at any time. Except as otherwise permitted by the SEC, the Trust will give you 60 days’ advance notice if it exercises its right to terminate or materially modify the exchange privilege with respect to Class A, B and C shares.

The Guide provides more detailed information about the exchange privilege, including the procedures you must follow and additional exchange options. You can obtain a Guide free of

32	PIMCO Total Return Fund Prospectus

charge from the Distributor by written request or by calling 1-800-426-0107. See “Allianz Funds and PIMCO Funds Shareholders’ Guide” above.

Request for Multiple Copies of Shareholder Documents

To reduce expenses, it is intended that only one copy of the Fund’s prospectus and each annual and semi-annual report will be mailed to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents and your shares are held directly with the Trust, call the Trust at 1-800-426-0107. Alternatively, if your shares are held through a financial institution, please contact it directly. Within 30 days after receipt of your request by the Trust such party will begin sending you individual copies.

Selling Shares

You can sell (redeem) Class A, Class B or Class C shares of the Fund in the following ways:

• Through your broker, dealer or other financial intermediary.  Your broker, dealer or other intermediary may independently charge you transaction fees and additional amounts in return for its services, which will reduce your return.

• Directly from the Trust by Written Request.  To redeem shares directly from the Trust by written request (whether or not the shares are represented by certificates), you must send the following items to the Trust’s Transfer Agent, PFPC Inc., P.O. Box 9688, Providence, RI 02940-9688:

(1) a written request for redemption signed by all registered owners exactly as the account is registered on the Transfer Agent’s records, including fiduciary titles, if any, and specifying the account number and the dollar amount or number of shares to be redeemed;

(2) for certain redemptions described below, a guarantee of all signatures on the written request or on the share certificate or accompanying stock power, if required, as described under “Signature Guarantee” below;

(3) any share certificates issued for any of the shares to be redeemed (see “Certificated Shares” below); and

(4) any additional documents which may be required by the Transfer Agent for redemption by corporations, partnerships or other organizations, executors, administrators, trustees, custodians or guardians, or if the redemption is requested by anyone other than the shareholder(s) of record. Transfers of shares are subject to the same requirements.

A signature guarantee is not required for redemptions requested by and payable to all shareholders of record for the account, and to be sent to the address of record for that account. To avoid delay in redemption or transfer, if you have any questions about these requirements you should contact the Transfer Agent in writing or call 1-800-426-0107 before submitting a request. Written redemption or transfer requests will not be honored until all required documents

PIMCO Total Return Fund Prospectus	33

in the proper form have been received by the Transfer Agent. You can not redeem your shares by written request if they are held in broker “street name” accounts—you must redeem through your broker.

If the proceeds of your redemption (i) are to be paid to a person other than the record owner, (ii) are to be sent to an address other than the address of the account on the Transfer Agent’s records, and/or (iii) are to be paid to a corporation, partnership, trust or fiduciary, the signature(s) on the redemption request and on the certificates, if any, or stock power must be guaranteed as described under “Signature Guarantee” below. The Distributor may, however, waive the signature guarantee requirement for redemptions up to $2,500 by a trustee of a qualified retirement plan, the administrator for which has an agreement with the Distributor.

The Guide describes a number of additional ways you can redeem your shares, including:

•	Telephone requests to the Transfer Agent
•	Allianz Funds and PIMCO Funds Automated Telephone System (ATS)
•	Expedited wire transfers
•	Automatic Withdrawal Plan
•	Allianz Funds and PIMCO Funds Fund Link

Unless you specifically elect otherwise, your initial account application permits you to redeem shares by telephone subject to certain requirements. To be eligible for ATS, expedited wire transfer, Automatic Withdrawal Plan, and Fund Link privileges, you must specifically elect the particular option on your account application and satisfy certain other requirements. The Guide describes each of these options and provides additional information about selling shares. You can obtain a Guide free of charge from the Distributor by written request or by calling 1-800-426-0107.

Other than an applicable CDSC or redemption fee, you will not pay any special fees or charges to the Trust or the Distributor when you sell your shares. However, if you sell your shares through your broker, dealer or other financial intermediary, that firm may charge you a commission or other fee for processing your redemption request.

Redemptions of Fund shares may be suspended when trading on the New York Stock Exchange is restricted or during an emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of their net assets, or during any other period as permitted by the SEC for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payment for more than seven days, as permitted by law.

For shareholder protection, a request to change information contained in an account registration (for example, a request to change the bank designated to receive wire redemption proceeds) must be received in writing, signed by the minimum number of persons designated on the completed application that are required to effect a redemption, and accompanied by a sig -

34	PIMCO Total Return Fund Prospectus

nature guarantee from any eligible guarantor institution, as determined in accordance with the Trust’s procedures. Shareholders should inquire as to whether a particular institution is an eligible guarantor institution. A signature guarantee cannot be provided by a notary public. In addition, corporations, trusts, and other institutional organizations are required to furnish evidence of the authority of the persons designated on the completed application to effect transactions for the organization.

Redemption Fees

Shareholders will be subject to a Redemption Fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares redeemed or exchanged (based on the total redemption proceeds after any applicable deferred sales charges) within 7 days after their acquisition (by purchase or exchange).

In cases where redeeming shareholders hold shares acquired on different dates, the first-in/first-out (“FIFO”) method will be used to determine which shares are being redeemed, and therefore whether a Redemption Fee is payable. In cases where redemptions are processed through financial intermediaries, there may be a delay between the time the shareholder redeems his or her shares and the payment of the Redemption Fee to the Fund, depending upon such financial intermediaries’ trade processing procedures and systems.

A new time period begins with each acquisition of shares through a purchase or exchange. For example, for Funds with a seven-day holding period, a series of transactions in which shares of Fund A are exchanged for shares of Fund B four days after the purchase of the Fund A shares, followed four days later by an exchange of the Fund B shares for shares of Fund C, will be subject to two Redemption Fees (one on each exchange).

The purpose of Redemption Fees is to deter excessive, short-term trading and other abusive trading practices as described above under “Abusive Trading Practices” and to help offset the costs associated with the sale of portfolio securities to satisfy redemption and exchange requests made by “market timers” and other short-term shareholders, thereby insulating longer- term shareholders from such costs. Redemption Fees are not paid separately, but are deducted from the amount to be received in connection with a redemption or exchange. Redemption Fees are paid to and retained by the Fund to defray certain costs described below and are not paid to or retained by PIMCO or the Distributor. Redemption Fees are not sales charges or contingent deferred sales loads. Redemption and exchange of shares acquired through the reinvestment of dividends and distributions are not subject to Redemption Fees.

Limitations on the Assessment of Redemption Fees.  The Fund may not be able to impose and/or collect the Redemption Fee in certain circumstances. For example, the Fund will not be able to collect the Redemption Fee on redemptions and exchanges by shareholders who invest through certain retirement plans or through certain financial intermediaries (for example, through broker-dealer omnibus accounts or through a recordkeeping organization) that have not agreed to assess or collect the Redemption Fee from such shareholders, or that have not

PIMCO Total Return Fund Prospectus	35

agreed to provide the information necessary for the Fund to impose the Redemption Fee on such shareholders or do not currently have the capability to assess or collect the Redemption Fee. The Fund may nonetheless continue to effect share transactions for such shareholders and financial intermediaries. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for presentation to the Fund on a net basis, conceal the identity of the individual investors from the Fund. This makes it more difficult for the Fund to identify short-term transactions in the Fund, and makes assessment of the Redemption Fee on transactions effected through such accounts impractical without the assistance of the financial intermediary. Due to these limitations on the assessment of the Redemption Fee, the Fund’s use of Redemption Fees may not successfully eliminate excessive short-term trading in shares of the Fund.

Waivers of Redemption Fees.  In the following situations, the Fund has elected not to impose the Redemption Fee:

•	redemptions and exchanges of Fund shares acquired through the reinvestment of dividends and distributions;
•	certain types of redemptions and exchanges of Fund shares owned through participant-directed retirement plans (see below for details);
•	redemptions or exchanges in discretionary asset allocation or wrap programs (“wrap programs”) that are initiated by the sponsor of the program as part of a periodic rebalancing, provided that such rebalancing occurs no more frequently than quarterly;
•	redemptions or exchanges in a wrap program that are made as a result of a full withdrawal from the wrap program or as part of a systematic withdrawal plan;
•	involuntary redemptions, such as those resulting from a shareholder’s failure to maintain a minimum investment in the Fund, or to pay shareholder fees;
•	redemptions and exchanges effected by other mutual funds that are sponsored by PIMCO or its affiliates; and
•	otherwise as PIMCO or the Trust may determine in their sole discretion.

Applicability of Redemption Fees in Certain Defined Contribution Plans.  Redemption fees will not apply to the following transactions in participant-directed retirement plans (such as 401(k), 403(b), 457 and Keogh plans): 1) where the shares being redeemed were purchased with new contributions to the plan (e.g., payroll contributions, employer contributions, loan repayments); 2) redemptions made in connection with taking out a loan from the plan; 3) redemptions in connection with death, disability, hardship withdrawals, or Qualified Domestic Relations Orders; 4) redemptions made as part of a systematic withdrawal plan; 5) redemptions made by a defined contribution plan in connection with a termination or restructuring of the plan or 6) redemptions made in connection with a participant’s termination of employment. Redemption fees generally will apply to other participant-directed redemptions and exchanges.

36	PIMCO Total Return Fund Prospectus

For example, if a participant exchanges shares of Fund A that were purchased with new contributions, into Fund B, a redemption fee would not apply to that exchange. However, any subsequent participant-directed exchange of those shares from Fund B into Fund A or another fund may be subject to redemption fees, depending upon the holding period and subject to the exceptions described in this paragraph.

Retirement plan sponsors, participant recordkeeping organizations and other financial intermediaries may also impose their own restrictions, limitations or fees in connection with transactions in the Fund’s shares, which may be stricter than those described in this section. You should contact your plan sponsor, recordkeeper or financial intermediary for more information on any differences in how the redemption fee is applied to your investments in the Fund, and whether any additional restrictions, limitations or fees are imposed in connection with transactions in Fund shares.

The Trust may eliminate or modify the waivers enumerated above at any time, in its sole discretion. You will receive 60 days’ notice of any material changes to the Redemption Fee, unless otherwise permitted by law.

Timing of Redemption Payments

Redemption proceeds will normally be mailed to the redeeming shareholder within seven calendar days or, in the case of wire transfer or Fund Link redemptions, sent to the designated bank account within one business day. Fund Link redemptions may be received by the bank on the second or third business day. In cases where shares have recently been purchased by personal check, redemption proceeds may be withheld until the check has been collected, which may take up to 15 days. To avoid such withholding, investors should purchase shares by certified or bank check or by wire transfer.

Redemptions In Kind

The Trust will redeem shares of the Fund solely in cash up to the lesser of $250,000 or 1% of the Fund’s net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust may pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by the Fund in lieu of cash. It is highly unlikely that your shares would ever be redeemed in kind. If your shares are redeemed in kind, you should expect to incur transaction costs upon the disposition of the securities received in the distribution.

Certificated Shares

If you are redeeming shares for which certificates have been issued, the certificates must be mailed to or deposited with the Trust, duly endorsed or accompanied by a duly endorsed stock power or by a written request for redemption. Signatures must be guaranteed as described under “Signature Guarantee” below. The Trust may request further documentation from institutions or fiduciary accounts, such as corporations, custodians (e.g., under the Uniform Gifts

PIMCO Total Return Fund Prospectus	37

to Minors Act), executors, administrators, trustees or guardians. Your redemption request and stock power must be signed exactly as the account is registered, including indication of any special capacity of the registered owner.

Signature Guarantee

When a signature guarantee is called for, a “medallion” signature guarantee will be required. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are the Securities Transfer Agents Medallion Program, Stock Exchanges Medallion Program and New York Stock Exchange, Inc. Medallion Signature Program. Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted. Please note that financial institutions participating in a recognized medallion program may still be ineligible to provide a signature guarantee for transactions of greater than a specified dollar amount. The Trust may change the signature guarantee requirements from time to time upon notice to shareholders, which may be given by means of a new or supplemented prospectus.

Verification of Identity

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Fund must obtain the following information for each person that opens a new account:

1. Name.

2. Date of birth (for individuals).

3. Residential or business street address.

4. Social security number, taxpayer identification number, or other identifying number.

Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

Individuals may also be asked for a copy of their driver’s license, passport or other identifying document in order to verify their identity. In addition, it may be necessary to verify an individual’s identity by cross-referencing the identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund also may close your account and redeem your shares or take other appropriate action if it is unable to verify your identity within a reasonable time.

38	PIMCO Total Return Fund Prospectus

Fund Distributions

The Fund distributes substantially all of its net investment income to shareholders in the form of dividends. You begin earning dividends on Fund shares the day after the Trust receives your purchase payment. Dividends paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, but dividends on Class B and Class C shares are expected to be lower than dividends on Class A shares as a result of the distribution fees applicable to Class B and Class C shares. The Fund intends to declare income dividends daily to shareholders of record and distribute them monthly.

In addition, the Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently.

You can choose from the following distribution options:

•	Reinvest all distributions in additional shares of the same class of the Fund at NAV. This will be done unless you elect another option.
•	Invest all distributions in shares of the same class of another fund of the Trust or Allianz Funds which offers that class at NAV. You must have an account existing in the fund selected for investment with the identical registered name. You must elect this option on your account application or by a telephone request to the Transfer Agent at 1-800-426-0107.
•	Receive all distributions in cash (either paid directly to you or credited to your account with your broker or other financial intermediary). You must elect this option on your account application or by a telephone request to the Transfer Agent at 1-800-426-0107.

You do not pay any sales charges on shares you receive through the reinvestment of Fund distributions.

If you elect to receive Fund distributions in cash and the postal or other delivery service is unable to deliver checks to your address of record, the Trust’s Transfer Agent will hold the returned checks for your benefit in a non-interest bearing account.

PIMCO Total Return Fund Prospectus	39

Tax Consequences

Taxes on Fund distributions

If you are subject to U.S. federal income tax, you will be subject to tax on Fund distributions whether you received them in cash or reinvested them in additional shares of the Fund. For federal income tax purposes, Fund distributions will be taxable to you as either ordinary income or capital gains.

Fund dividends (i.e., distributions of investment income) are taxable to you as ordinary income. Federal taxes on Fund distributions of gains are determined by how long the Fund owned the investments that generated the gains, rather than how long you have owned your shares. Distributions of gains from investments that the Fund owned for more than one year will generally be taxable to you as long-term capital gains. Distributions of gains from investments that the Fund owned for one year or less will generally be taxable to you as ordinary income.

Fund distributions are taxable to you even if they are paid from income or gains earned by the Fund prior to your investment and thus were included in the price you paid for your shares. For example, if you purchase shares on or just before the record date of the Fund distribution, you will pay full price for the shares and may receive a portion of your investment back as a taxable distribution.

Taxes when you sell (redeem) or exchange your shares

Any gain resulting from the sale of Fund shares will generally be subject to federal income tax. When you exchange shares of the Fund for shares of another Fund, the transaction will be treated as a sale of the Fund shares for these purposes, and any gain on those shares will generally be subject to federal income tax.

Returns of capital

If the Fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in the fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

This section relates only to federal income tax; the consequences under other tax laws may differ. Shareholders should consult their tax advisors as to the possible application of foreign, state and local income tax laws to Fund dividends and capital distributions. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Fund.

40	PIMCO Total Return Fund Prospectus

Characteristics and Risks of Securities and Investment Techniques

This section provides additional information about some of the principal investments and related risks of the Fund described under “Summary Information” and “Summary of Principal Risks” above. It also describes characteristics and risks of additional securities and investment techniques that may be used by the Fund from time to time. Most of these securities and investment techniques are discretionary, which means that PIMCO can decide whether to use them or not. This prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Fund. As with any mutual fund, investors in the Fund rely on the professional investment judgment and skill of PIMCO and the individual portfolio manager. Please see “Investment Objectives and Policies” in the Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Fund.

Securities Selection

The Fund seeks maximum total return. The total return sought by the Fund consists of both income earned on the Fund’s investments and capital appreciation, if any, arising from increases in the market value of the Fund’s holdings. Capital appreciation of fixed income securities generally results from decreases in market interest rates or improving credit fundamentals for a particular market sector or security.

In selecting securities for the Fund, PIMCO develops an outlook for interest rates, currency exchange rates and the economy; analyzes credit and call risks, and uses other security selection techniques. The proportion of the Fund’s assets committed to investment in securities with particular characteristics (such as quality, sector, interest rate or maturity) varies based on PIMCO’s outlook for the U.S. economy and the economies of other countries in the world, the financial markets and other factors.

PIMCO attempts to identify areas of the bond market that are undervalued relative to the rest of the market. PIMCO identifies these areas by grouping bonds into sectors such as money markets, governments, corporate, mortgages, asset-backed and international. Sophisticated proprietary software then assists in evaluating sectors and pricing specific securities. Once investment opportunities are identified, PIMCO will shift assets among sectors depending upon changes in relative valuations and credit spreads. There is no guarantee that PIMCO’s security selection techniques will produce the desired results.

U.S. Government Securities

U.S. Government Securities are obligations of, or guaranteed by, the U.S. Government, its agencies or government-sponsored enterprises. U.S. Government Securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. U.S. Government Securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

PIMCO Total Return Fund Prospectus	41

Municipal Bonds

Municipal bonds are generally issued by states and local governments and their agencies, authorities and other instrumentalities. Municipal bonds are subject to interest rate, credit and market risk. The ability of an issuer to make payments could be affected by litigation, legislation or other political events or the bankruptcy of the issuer. Lower rated municipal bonds are subject to greater credit and market risk than higher quality municipal bonds. The types of municipal bonds in which the Fund may invest include municipal lease obligations. The Fund may also invest in securities issued by entities whose underlying assets are municipal bonds.

The Fund may invest, without limitation, in residual interest bonds, which are created by depositing municipal securities in a trust and dividing the income stream of an underlying municipal bond in two parts, one, a variable rate security and the other, a residual interest bond. The interest rate for the variable rate security is determined by an index or an auction process held approximately every 7 to 35 days, while the residual interest bond holder receives the balance of the income from the underlying municipal bond less an auction fee. The market prices of residual interest bonds may be highly sensitive to changes in market rates and may decrease significantly when market rates increase.

Mortgage-Related and Other Asset-Backed Securities

The Fund may invest in mortgage- or other asset-backed securities. The Fund may invest all of its assets in such securities. Mortgage-related securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property.

The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. If unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of the security can be expected to increase. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

42	PIMCO Total Return Fund Prospectus

One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity from these securities. The Fund may invest up to 5% of its total assets in any combination of mortgage-related or other asset-backed IO, PO, or inverse floater securities.

The Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The Fund may invest in other asset-backed securities that have been offered to investors.

Loan Participations and Assignments

The Fund may invest in fixed- and floating-rate loans, which investments generally will be in the form of loan participations and assignments of portions of such loans. Participations and assignments involve special types of risk, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. If the Fund purchases a participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower.

Corporate Debt Securities

Corporate debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates rise, the value of corporate debt securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

High Yield Securities

Securities rated lower than Baa by Moody’s or lower than BBB by S&P are sometimes referred to as “high yield” or “junk” bonds. Investing in high yield securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields, high yield securities typically entail greater potential price volatility and may be less liquid than higher-rated securities. High yield securities may be regarded as predominately speculative with respect

PIMCO Total Return Fund Prospectus	43

to the issuer’s continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities.

Variable and Floating Rate Securities

Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The Fund may invest in floating rate debt instruments (“floaters”) and engage in credit spread trades. While floaters provide a certain degree of protection against rises in interest rates, the Fund will participate in any declines in interest rates as well. The Fund may also invest in inverse floating rate debt instruments (“inverse floaters”). An inverse floater may exhibit greater price volatility than a fixed rate obligation of similar credit quality. The Fund may invest up to 5% of its total assets in any combination of mortgage-related or other asset-backed IO, PO, or inverse floater securities.

Inflation-Indexed Bonds

Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Event-Linked Exposure

The Fund may obtain event-linked exposure by investing in “event-linked bonds” or “event-linked swaps” or implement “event-linked strategies.” Event-linked exposure results in gains or losses that typically are contingent, or formulaically related to defined trigger events. Examples of trigger events include hurricanes, earthquakes, weather-related phenomena, or statistics relating to such events. Some event-linked bonds are commonly referred to as “catastrophe bonds.” If a trigger event occurs, the Fund may lose a portion or its entire principal invested in the bond or notional amount on a swap. Event-linked exposure often provides for an extension of ma -

44	PIMCO Total Return Fund Prospectus

turity to process and audit loss claims where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. Event-linked exposure may also expose the Fund to certain unanticipated risks including credit risk, counterparty risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences. Event-linked exposures may also be subject to liquidity risk.

Convertible Securities

The Fund may not invest in equity securities but may invest in convertible securities that are not considered equities. Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, that are convertible into or exercisable for common stock at a stated price or rate. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security will normally also provide income and is subject to interest rate risk. Convertible securities may be lower-rated securities subject to greater levels of credit risk. The Fund may be forced to convert a security before it would otherwise choose, which may have an adverse effect on the Fund’s ability to achieve its investment objective.

The Fund intends to invest primarily in fixed income securities; however, while some countries or companies may be regarded as favorable investments, pure fixed income opportunities may be unattractive or limited due to insufficient supply, or legal or technical restrictions. In such cases, the Fund may consider convertible securities to gain exposure to such investments.

Foreign (Non-U.S.) Securities

The Fund may invest in foreign (non-U.S.) securities. Investing in foreign securities involves special risks and considerations not typically associated with investing in U.S. securities. Shareholders should consider carefully the substantial risks involved for the Fund’s investments in securities issued by foreign companies and governments of foreign countries. These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; and political instability. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. The securities markets, values of securities, yields and risks associated with foreign securities markets may change independently of each other. Also, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic

PIMCO Total Return Fund Prospectus	45

securities and therefore may exhibit greater price volatility. Investments in foreign securities may also involve higher custodial costs than domestic investments and additional transaction costs with respect to foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in foreign currencies.

The Fund also may invest in sovereign debt issued by governments, their agencies or instrumentalities, or other government-related entities. Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In addition, there is no bankruptcy proceeding by which defaulted sovereign debt may be collected.

• Emerging Market Securities.  The Fund may invest up to 10% of its total assets in securities of issuers based in countries with developing (or “emerging market”) economies.

A security is economically tied to an emerging market country if it is principally traded on the country’s securities markets, or the issuer is organized or principally operates in the country, derives a majority of its income from its operations within the country, or has a majority of its assets in the country. The adviser has broad discretion to identify and invest in countries that it considers to qualify as emerging securities markets. However, an emerging securities market is generally considered to be one located in any country that is defined as an emerging or developing economy by the World Bank or its related organizations, or the United Nations or its authorities. In making investments in emerging market securities, the Fund emphasizes countries with relatively low gross national product per capita and with the potential for rapid economic growth. The adviser will select the country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, and any other specific factors it believes to be relevant.

Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in foreign, developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging markets securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial

46	PIMCO Total Return Fund Prospectus

reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause the Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

The Fund may invest in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with a debt restructuring. Investments in Brady Bonds may be viewed as speculative. Brady Bonds acquired by the Fund may be subject to restructuring arrangements or to requests for new credit, which may cause the Fund to suffer a loss of interest or principal on any of its holdings.

Foreign (Non-U.S.) Currencies

If the Fund invests directly in foreign currencies or in securities that it trades in, or receives revenues in, foreign currencies, it will be subject to currency risk. Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments.

• Foreign Currency Transactions.  If the Fund invests in securities denominated in foreign currencies it may engage in foreign currency transactions on a spot (cash) basis, and enter into forward foreign currency exchange contracts and invest in foreign currency futures contracts and options on foreign currencies and futures. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract, reduces the Fund’s exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. The effect on the value of the Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. A contract to sell foreign currency would limit any potential gain which might be realized if the value of the hedged currency increases. The Fund may enter into these contracts to hedge against foreign exchange risk, to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in such transactions at any given time or from time to time. Also, such transactions may not be successful and may eliminate any chance for the Fund to benefit from favorable fluctuations in relevant foreign currencies. The Fund may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when

PIMCO Total Return Fund Prospectus	47

exchange rates between the two currencies are positively correlated. The Fund will segregate or “earmark” assets determined to be liquid by PIMCO to cover its obligations under forward foreign currency exchange contracts entered into for non-hedging purposes.

Repurchase Agreements

The Fund may enter into repurchase agreements, in which the Fund purchases a security from a bank or broker-dealer, which agrees to repurchase the security at the Fund’s cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Reverse Repurchase Agreements, Dollar Rolls and Other Borrowings

The Fund may enter into reverse repurchase agreements and dollar rolls, subject to the Fund’s limitations on borrowings. A reverse repurchase agreement or dollar roll involves the sale of a security by the Fund and its agreement to repurchase the instrument at a specified time and price, and may be considered a form of borrowing for some purposes. The Fund will segregate or “earmark” assets determined to be liquid by PIMCO or otherwise to cover its obligations under reverse repurchase agreements, dollar rolls, and other borrowings. Reverse repurchase agreements, dollar rolls and other forms of borrowings may create leveraging risk for the Fund.

The Fund may borrow money to the extent permitted under the 1940 Act. This means that, in general, the Fund may borrow money from banks for any purpose on a secured basis in an amount up to  1/3 of the Fund’s total assets. The Fund may also borrow money for temporary administrative purposes on an unsecured basis in an amount not to exceed 5% of the Fund’s total assets.

Derivatives

The Fund may, but is not required to, use derivative instruments for risk management purposes or as part of its investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. Examples of derivative instruments include options contracts, futures contracts, options on futures contracts and swap agreements (including, but not limited to, credit default swaps). The Fund may invest some or all of its assets in derivative instruments. A portfolio manager may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by the Fund will succeed. A description of these and other derivative instruments that the Fund may use are described under “Investment Objectives and Policies” in the Statement of Additional Information.

The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional invest -

48	PIMCO Total Return Fund Prospectus

ments. A description of various risks associated with particular derivative instruments is included in “Investment Objectives and Policies” in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Fund.

Management Risk.  Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

Credit Risk.  The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a “counterparty”) to make required payments or otherwise comply with the contract’s terms. Additionally, credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company on which the credit default swap is based.

Liquidity Risk.  Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Leverage Risk.  Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When the Fund uses derivatives for leverage, investments in the Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, the Fund will segregate or “earmark” assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under derivative instruments.

Lack of Availability.  Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, the portfolio manager may wish to retain the Fund’s position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other suitable counterparty can be found. There is no assurance that the Fund will engage in derivatives transactions at any time or from time to time. The Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.

Market and Other Risks.  Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to the Fund’s interest. If a portfolio manager incorrectly forecasts the values of securities, currencies or

PIMCO Total Return Fund Prospectus	49

interest rates or other economic factors in using derivatives for the Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. The Fund may also have to buy or sell a security at a disadvantageous time or price because the Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, the Fund’s use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments.

Delayed Funding Loans and Revolving Credit Facilities

The Fund may also enter into, or acquire participations in, delayed funding loans and revolving credit facilities, in which a lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. These commitments may have the effect of requiring the Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will segregate or “earmark” assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees in an amount sufficient to meet such commitments. Delayed funding loans and revolving credit facilities are subject to credit, interest rate and liquidity risk and the risks of being a lender.

When-Issued, Delayed Delivery and Forward Commitment Transactions

The Fund may purchase securities which it is eligible to purchase on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date. This risk is in addition to the risk that the Fund’s other assets will decline in value. Therefore, these transactions may result in a form of leverage and increase the Fund’s overall investment exposure. Typically, no income accrues on securities the Fund has committed to purchase prior to the time delivery of the securities is made, although the Fund may earn income on securities it has segregated or “earmarked” to cover these positions.

50	PIMCO Total Return Fund Prospectus

Investment in Other Investment Companies

The Fund may invest up to 10% of its total assets in securities of other investment companies, such as open-end or closed-end management investment companies, or in pooled accounts or other investment vehicles which invest in foreign markets. As a shareholder of an investment company, the Fund may indirectly bear service and other fees which are in addition to the fees the Fund pays its service providers.

Subject to the restrictions and limitations of the 1940 Act, the Fund may elect to pursue its investment objective either by investing directly in securities, or by investing in one or more underlying investment vehicles or companies that have substantially similar investment objectives, policies and limitations as the Fund. The Fund may also invest in exchange traded funds, subject to the restrictions and limitations of the 1940 Act.

Short Sales

The Fund may make short sales as part of its overall portfolio management strategies or to offset a potential decline in value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. Short sales expose the Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as “covering” the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. If the Fund makes a short sale it must segregate or “earmark” assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees or otherwise cover its position in a permissible manner.

Illiquid Securities

The Fund may invest up to 15% of its net assets in illiquid securities. Certain illiquid securities may require pricing at fair value as determined in good faith under the supervision of the Board of Trustees. A portfolio manager may be subject to significant delays in disposing of illiquid securities, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Loans of Portfolio Securities

For the purpose of achieving income, the Fund may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that

PIMCO Total Return Fund Prospectus	51

the loan is fully collateralized. Please see “Investment Objectives and Policies” in the Statement of Additional Information for details. When the Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. The Fund may pay lending fees to a party arranging the loan.

Portfolio Turnover

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

Temporary Defensive Strategies

For temporary or defensive purposes, the Fund may invest without limit in U.S. debt securities, including taxable securities and short-term money market securities, when PIMCO deems it appropriate to do so. When the Fund engages in such strategies, it may not achieve its investment objective.

Changes in Investment Objectives and Policies

The investment objective of the Fund is fundamental and may not be changed without shareholder approval. Unless otherwise stated, all other investment policies of the Fund may be changed by the Board of Trustees without shareholder approval.

Percentage Investment Limitations

Unless otherwise stated, all percentage limitations on Fund investments listed in this prospectus will apply at the time of investment. The Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment.

Credit Ratings and Unrated Securities

Rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. Appendix A to this prospectus describes the various ratings assigned to fixed income securities by Moody’s and S&P. Ratings assigned by a rating

52	PIMCO Total Return Fund Prospectus

agency are not absolute standards of credit quality and do not evaluate market risks. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. The Fund will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. PIMCO does not rely solely on credit ratings, and develops its own analysis of issuer credit quality.

The Fund may purchase unrated securities (which are not rated by a rating agency) if its portfolio manager determines that the security is of comparable quality to a rated security that the Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the portfolio manager may not accurately evaluate the security’s comparative credit rating. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality fixed income securities. To the extent that the Fund invests in high yield and/or unrated securities, the Fund’s success in achieving its investment objective may depend more heavily on the portfolio manager’s creditworthiness analysis than if the Fund invested exclusively in higher-quality and rated securities.

Other Investments and Techniques

The Fund may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this prospectus. These securities and techniques may subject the Fund to additional risks. Please see the Statement of Additional Information for additional information about the securities and investment techniques described in this prospectus and about additional securities and techniques that may be used by the Fund.

PIMCO Total Return Fund Prospectus	53

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of Class A, Class B and Class C shares of the Fund for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a particular class of shares of the Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, are included in the Trust’s annual report to shareholders. The annual report is incorporated by reference in the Statement of Additional Information and is available free of charge upon request from the Distributor.

Year or Period Ended	Net Asset Value Beginning of Period	Net Investment Income (Loss)+(a)	Net Realized and Unrealized Gain (Loss) on Investments+(a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains
Total Return Fund
Class A
03/31/2005	$10.94	$0.21	$(0.03)	$0.18	$(0.22)	$(0.33)
03/31/2004	10.79	0.24	0.36	0.60	(0.27)	(0.18)
03/31/2003	10.41	0.39	0.75	1.14	(0.41)	(0.35)
03/31/2002	10.52	0.49	0.20	0.69	(0.50)	(0.30)
03/31/2001	9.96	0.62	0.56	1.18	(0.62)	0.00
Class B
03/31/2005	10.94	0.13	(0.04)	0.09	(0.13)	(0.33)
03/31/2004	10.79	0.17	0.35	0.52	(0.19)	(0.18)
03/31/2003	10.41	0.31	0.75	1.06	(0.33)	(0.35)
03/31/2002	10.52	0.41	0.20	0.61	(0.42)	(0.30)
03/31/2001	9.96	0.54	0.57	1.11	(0.55)	0.00
Class C
03/31/2005	10.94	0.13	(0.04)	0.09	(0.13)	(0.33)
03/31/2004	10.79	0.17	0.35	0.52	(0.19)	(0.18)
03/31/2003	10.41	0.31	0.75	1.06	(0.33)	(0.35)
03/31/2002	10.52	0.41	0.20	0.61	(0.42)	(0.30)
03/31/2001	9.96	0.54	0.57	1.11	(0.55)	0.00

+	As a result of a change in generally accepted accounting principles, the Fund has reclassified periodic payments made or received for certain derivative instruments, which were previously included within miscellaneous income, to a component of realized gain (loss) in the Statement of Operations. The effects of these reclassifications are noted in the discussion of Swap Agreements in the Notes to the Financial Statements in the March 31, 2005 Annual Report.
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	The ratio of expenses to average net assets excluding interest expense is 0.90%.
(c)	The ratio of expenses to average net assets excluding interest expense is 1.65%.

54	PIMCO Total Return Fund Prospectus

Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000’s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets+	Portfolio Turnover Rate

$(0.55)	$10.57	1.60%	$9,059,096	0.90%		1.94%	470%
(0.45)	10.94	5.70	8,777,466	0.90		2.23	273
(0.76)	10.79	11.25	7,863,675	0.90		3.65	234
(0.80)	10.41	6.65	4,749,826	0.90		4.62	445
(0.62)	10.52	12.27	3,061,033	0.96	(b)	6.12	450

(0.46)	10.57	0.84	1,963,136	1.65		1.18	470
(0.37)	10.94	4.91	2,422,998	1.65		1.50	273
(0.68)	10.79	10.42	2,655,908	1.65		2.89	234
(0.72)	10.41	5.85	1,703,960	1.65		3.83	445
(0.55)	10.52	11.44	975,823	1.70	(c)	5.37	450

(0.46)	10.57	0.84	2,548,509	1.65		1.18	470
(0.37)	10.94	4.91	3,011,932	1.65		1.50	273
(0.68)	10.79	10.41	3,303,225	1.65		2.88	234
(0.72)	10.41	5.85	1,979,410	1.65		3.83	445
(0.55)	10.52	11.44	1,103,702	1.71	(c)	5.38	450

PIMCO Total Return Fund Prospectus	55

Appendix A

Description of Securities Ratings

The Fund’s investments may range in quality from securities rated in the lowest category in which the Fund is permitted to invest to securities rated in the highest category (as rated by Moody’s or S&P or, if unrated, determined by PIMCO to be of comparable quality). The percentage of the Fund’s assets invested in securities in a particular rating category will vary. The following terms are generally used to describe the credit quality of fixed income securities:

High Quality Debt Securities are those rated in one of the two highest rating categories (the highest category for commercial paper) or, if unrated, deemed comparable by PIMCO.

Investment Grade Debt Securities are those rated in one of the four highest rating categories or, if unrated, deemed comparable by PIMCO.

Below Investment Grade, High Yield Securities (“Junk Bonds”) are those rated lower than Baa by Moody’s or BBB by S&P and comparable securities. They are considered predominantly speculative with respect to the issuer’s ability to repay principal and interest.

The following is a description of Moody’s and S&P’s rating categories applicable to fixed income securities.

Moody’s Investors Service, Inc.

Moody’s Long-Term Ratings: Bonds

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than with Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be

A-1	PIMCO Total Return Fund Prospectus

very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody’s applies numerical modifiers, 1, 2, and 3 in each generic rating classified from Aa through Caa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Corporate Short-Term Debt Ratings

Moody’s short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. Obligations relying upon support mechanisms such as letters of credit and bonds of indemnity are excluded unless explicitly rated.

Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in

PIMCO Total Return Fund Prospectus	A-2

changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

Short-Term Municipal Bond Ratings

There are three rating categories for short-term municipal bonds that define an investment grade situation, which are listed below. In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents an evaluation of the degree of risk associated with scheduled principal and interest payments, and the other represents an evaluation of the degree of risk associated with the demand feature. The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1. MIG ratings terminate at the retirement of the obligation while VMIG rating expiration will be a function of each issue’s specific structural or credit features.

MIG 1/VMIG 1: This designation denotes superior quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: This designation denotes strong quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3: This designation denotes acceptable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

SG: This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

Standard & Poor’s Ratings Services

Corporate and Municipal Bond Ratings

Investment Grade

AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic

A-3	PIMCO Total Return Fund Prospectus

conditions, or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Speculative Grade

Debt rated BB, B, CCC, CC and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC: Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC: The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C: The rating C is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI: The rating CI is reserved for income bonds on which no interest is being paid.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional ratings: The letter “p” indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit

PIMCO Total Return Fund Prospectus	A-4

quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

r: The “r” is attached to highlight derivative, hybrid, and certain other obligations that S&P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities.

The absence of an “r” symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R.: Not rated.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Commercial Paper Rating Definitions

An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from A for the highest quality obligations to D for the lowest. These categories are as follows:

A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B: Issues rated B are regarded as having only speculative capacity for timely payment.

C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

A commercial paper rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to S&P by the issuer or obtained from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.

A-5	PIMCO Total Return Fund Prospectus

PIMCO Funds

The Trust’s Statement of Additional Information (“SAI”) and annual and semi-annual reports to shareholders include additional information about the Fund. The SAI and the financial statements included in the Fund’s most recent annual report to shareholders are incorporated by reference into this prospectus, which means they are part of this Prospectus for legal purposes. The Fund’s annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

The SAI includes the Allianz Funds and PIMCO Funds Shareholders’ Guide for Class A, B and C Shares, a separate booklet which contains more detailed information about Fund purchase, redemption and exchange options and procedures and other information about the Fund. You can get a free copy of the Guide together with or separately from the rest of the SAI.

You may get free copies of any of these materials, request other information about the Fund, or make shareholder inquiries by calling 1-800-426-0107, or by writing to:

Allianz Global Investors Distributors LLC

2187 Atlantic Street

Stamford, Connecticut 06902

You may review and copy information about the Trust, including its SAI, at the Securities and Exchange Commission’s public reference room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the public reference room. You may also access reports and other information about the Trust on the Commission’s Web site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102, or by e-mailing your request to publicinfo@sec.gov.

You can also visit our Web site at www.allianzinvestors.com for additional information about the Fund, including the SAI and the Annual and Semi-Annual Reports.

Investment Company Act File number: 811-5028

PIMCO Funds

Investment Adviser and Administrator	PIMCO, 840 Newport Center Drive, Newport Beach, CA 92660
Distributor	Allianz Global Investors Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902-6896
Custodian	State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO 64105
Shareholder Servicing Agent and Transfer Agent	PFPC Inc., P.O. Box 9688, Providence, RI 02940-9688
Independent Registered Public Accounting Firm	PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO 64105
Legal Counsel	Dechert LLP, 1775 I Street N.W., Washington, D.C. 20006-2401
For Account Information

For PIMCO Funds account information contact your financial advisor, or if you receive account information directly from PIMCO Funds, you can also call 1-800-426-0107.

Telephone representatives are available Monday–Friday 8:30 am to 8:00 pm Eastern Time. Or visit our Web site at www.allianzinvestors.com.

AZ007.12645

PIMCO Funds

Prospectus

July 29, 2005

PIMCO Real Return Fund

The Securities and Exchange Commission has not approved or disapproved these securities, or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

This cover is not part of the Prospectus.

Overview

This prospectus describes the PIMCO Real Return Fund (the “Fund”). The Fund is part of the PIMCO Funds (the “Trust”). The Fund provides access to the professional investment advisory services offered by Pacific Investment Management Company LLC (“PIMCO”). As of June 30, 2005, PIMCO managed approximately $493 billion in assets.

This prospectus explains what you should know about the Fund before you invest. Please read it carefully.

Real Return Fund

Main Investments Inflation-indexed fixed income securities Investment Objective Seeks maximum real return, consistent with preservation of real capital and prudent investment management	Fund Category Real Return Strategy Fund Focus Inflation-indexed fixed income securities Average Portfolio Duration ± 3 years of its Index	Credit Quality(1) B to Aaa; maximum 10% below Baa Dividend Frequency Declared daily and distributed monthly Non-U.S. Dollar Denominated Securities(2) 0–30%

Key Concepts

Fixed Income Instruments

Consistent with the Fund’s investment policies, the Fund invests in “Fixed Income Instruments,” which as used in this prospectus includes:

•	securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (“U.S. Government Securities”);

•	corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;

•	mortgage-backed and other asset-backed securities;

•	inflation-indexed bonds issued both by governments and corporations;

•	structured notes, including hybrid or “indexed” securities, event-linked bonds and loan participations;

•	delayed funding loans and revolving credit facilities;

•	bank certificates of deposit, fixed time deposits and bankers’ acceptances;

(1) As rated by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Service (“S&P”), or if unrated, determined by PIMCO to be of comparable quality.

(2) Each Fund may invest beyond these limits in U.S. dollar-denominated securities of non-U.S. issuers.

2	PIMCO Real Return Fund Prospectus

•	repurchase agreements and reverse repurchase agreements;

•	debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;

•	obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and

•	obligations of international agencies or supranational entities.

Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury.

The Fund may invest in derivatives based on Fixed Income Instruments.

Duration

Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. Similarly, a Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration. By way of example, the price of a bond fund with a duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point.

Credit Ratings

In this prospectus, references are made to credit ratings of debt securities, which measure an issuer’s expected ability to pay principal and interest over time. Credit ratings are determined by rating organizations, such as S&P or Moody’s. The following terms are generally used to describe the credit quality of debt securities depending on the security’s credit rating or, if unrated, credit quality as determined by PIMCO:

•	high quality
•	investment grade
•	below investment grade (“high yield securities” or “junk bonds”)

For a further description of credit ratings, see “Appendix A—Description of Securities Ratings.” As noted in Appendix A, Moody’s and S&P may modify their ratings of securities to show relative standing within a rating category, with the addition of numerical modifiers (1, 2 or 3) in the case of Moody’s, and with the addition of a plus (+) or minus (-) sign in the case of S&P. The Fund may purchase a security, regardless of any rating modification, provided the security is rated at or above the Fund’s minimum rating category. For example, the Fund may purchase a security rated B3 by Moody’s, or B- by S&P, provided the Fund may purchase securities rated B.

PIMCO Real Return Fund Prospectus	3

Fund Descriptions, Performance and Fees

The following summary identifies the Fund’s investment objective, principal investments and strategies, principal risks, performance information and fees and expenses. A more detailed “Summary of Principal Risks” describing principal risks of investing in the Fund begins after the Fund Summary. Investors should be aware that the investments made by the Fund and the results achieved by the Fund at any given time are not expected to be the same as those made by other mutual funds for which PIMCO acts as investment adviser, including mutual funds with names, investment objectives and policies similar to the Fund. Please see “Disclosure of Portfolio Holdings” in the Statement of Additional Information for information about the availability of the complete schedule of the Fund’s holdings.

It is possible to lose money on investments in the Fund.

An investment in the Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

4	PIMCO Real Return Fund Prospectus

PIMCO Real Return Fund	Ticker Symbols: PRTNX (A Class) PRRBX (B Class) PRTCX (C Class)

Principal Investments and Strategies

The Fund seeks its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-index bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Assets not invested in inflation-indexed bonds may be invested in other types of Fixed Income Instruments. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond’s principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. “Real return” equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure. The average portfolio duration of this Fund normally varies within three years (plus or minus) of the real duration of the Lehman Brothers U.S. TIPS Index, which as of June 30, 2005 was 6.9 years. For these purposes, in calculating the Fund’s average portfolio duration, PIMCO includes the real duration of inflation-indexed portfolio securities and the nominal duration of non-inflation-indexed portfolio securities.

The Fund invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P or, if unrated, determined by PIMCO to be of comparable quality. The Fund also may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage Risk • Foreign (Non-U.S.) Investment Risk	• Currency Risk • Issuer Non-Diversification Risk • Leveraging Risk • Management Risk

PIMCO Real Return Fund Prospectus	5

Please see “Summary of Principal Risks” following the Fund Summary for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund’s Class A shares, but do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A, B and C shares in the Average Annual Total Returns table reflects the impact of sales charges. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns — Class A

Calendar Year End (through 12/31)

More Recent Return Information

1/1/05–6/30/05	2.38%

Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

Highest (3rd Qtr. ‘02)	7.58%

Lowest (2nd Qtr. ‘04)	-3.07%

6	PIMCO Real Return Fund Prospectus

Average Annual Total Returns (for periods ended 12/31/04)

	1 Year	5 Years	Fund Inception (1/29/97)(4)
Class A Return Before Taxes	5.44%	10.18%	8.13%
Class A Return After Taxes on Distributions(1)	3.26%	7.60%	5.61%
Class A Return After Taxes on Distributions and Sale of Fund Shares(1)	3.58%	7.20%	5.42%
Class B Return Before Taxes	2.89%	9.75%	8.04%
Class C Return Before Taxes	7.16%	10.30%	8.00%
Lehman Brothers U.S. TIPS Index(2)	8.46%	10.85%	7.89%
Lipper Treasury Inflation-Protected Securities Avg.(3)	7.75%	10.28%	8.07%

(1) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax- deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for Class B and Class C shares will vary.

(2) Lehman Brothers U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to 10/97 represents returns of the Lehman Inflation Notes Index. It is not possible to invest directly in the index. The index does not reflect deduction for fees, expenses or taxes.

(3) The Lipper Treasury Inflation-Protected Securities Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest primarily in inflation-indexed fixed income securities issued in the United States. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. It does not reflect deductions for fees, expenses or taxes.

(4) The Fund began operations on 1/29/97. Index comparisons began on 1/31/97.

PIMCO Real Return Fund Prospectus	7

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class A, B or C shares of the Fund:

Shareholder fees (fees paid directly from your investment)(1)

	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	Redemption Fee(2)
Class A	3%	1%(3)	2%
Class B	None	5%(4)(5)	2%
Class C	None	1%(6)	2%

(1) Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.

(2) Shares that are held less than 7 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

(3) Imposed only in certain circumstances where Class A shares are purchased without a front-end sales charge at the time of purchase.

(4) The maximum CDSC is imposed on shares redeemed in the first year. For shares held longer than one year, the CDSC declines according to the schedule set forth under “Classes of Shares—Class A, B and C Shares—Contingent Deferred Sales Charges (CDSCs)—Class B Shares.”

(5) Class B shares are available only through exchanges of Class B shares of other Funds.

(6) The CDSC on Class C shares is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses
Class A	0.25%	0.25%	0.40%	0.90%
Class B	0.25	1.00	0.40	1.65
Class C	0.25	0.75	0.40	1.40

(1) Due to the 12b-1 distribution fee imposed on Class B and Class C shares, a Class B or Class C shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.

(2) “Other Expenses” reflect an administrative fee of 0.40%.

Examples.  The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem shares at the end of each period					Example: Assuming you do not redeem your shares
Share Class	Year 1	Year 3	Year 5	Year 10		Year 1	Year 3	Year 5	Year 10
Class A	$389	$578	$783	$1,373		$389	$578	$783	$1,373
Class B	668	820	1,097	1,660	*	168	520	897	1,660	*
Class C	242	443	765	1,678		142	443	765	1,678

* For Class B shares purchased prior to January 1, 2002, this amount is $1,661. For Class B shares purchased between January 1, 2002 and September 30, 2004, this amount is $1,757.

8	PIMCO Real Return Fund Prospectus

Summary of Principal Risks

The value of your investment in the Fund changes with the values of the Fund’s investments. Many factors can affect those values. The factors that are most likely to have a material effect on the Fund’s portfolio as a whole are called “principal risks.” The principal risks of the Fund are identified in the Fund Summary and are described in this section. The Fund may be subject to additional risks other than those described below because the types of investments made by the Fund can change over time. Securities and investment techniques mentioned in this summary that appear in bold type are described in greater detail under “Characteristics and Risks of Securities and Investment Techniques.” That section and “Investment Objectives and Policies” in the Statement of Additional Information also include more information about the Fund, its investments and the related risks. There is no guarantee that the Fund will be able to achieve its investment objective. It is possible to lose money by investing in the Fund.

Interest Rate Risk

As nominal interest rates rise, the value of fixed income securities held by the Fund are likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Inflation-indexed securities, including Treasury Inflation-Protected Securities (“TIPS”), decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.

Credit Risk

The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. Municipal bonds are subject to the risk that litigation, legislation or other political events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest.

High Yield Risk

The Fund invests in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose its entire investment.

PIMCO Real Return Fund Prospectus	9

Market Risk

The market price of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Equity securities generally have greater price volatility than fixed income securities.

Issuer Risk

The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Liquidity Risk

Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Funds with principal investment strategies that involve foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Derivatives Risk

Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The various derivative instruments that the Fund may use are referenced under “Characteristics and Risks of Securities and Investment Techniques—Derivatives” in this prospectus and described in more detail under “Investment Objectives and Policies” in the Statement of Additional Information. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Fund may also use derivatives for leverage, in which case their use would involve leveraging risk. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, interest rate risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. If the Fund invests in a derivative instrument,

10	PIMCO Real Return Fund Prospectus

it could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Mortgage Risk

When the Fund purchases mortgage-related securities it is subject to certain additional risks. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Fund holds mortgage-related securities it exhibits additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. This is known as contraction risk.

Foreign (Non-U.S.) Investment Risk

When the Fund invests in foreign securities it may experience more rapid and extreme changes in value than if it had invested exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect the Fund’s investments in a foreign country. In the event of nationalization, expropriation or other confiscation, the Fund could lose its entire investment in foreign securities. Adverse conditions in a certain region can adversely affect securities of other countries whose economies appear to be unrelated. To the extent that the Fund invests a significant portion of its assets in a concentrated geographic area like Eastern Europe or Asia, the Fund will generally have more exposure to regional economic risks associated with foreign investments.

Emerging Markets Risk

Foreign investment risk may be particularly high to the extent that a Fund invests in emerging market securities of issuers based in countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

Currency Risk

When the Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies it is subject to the risk that those currencies will

PIMCO Real Return Fund Prospectus	11

decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the returns of the Fund.

Issuer Non-Diversification Risk

Focusing investments in a small number of issuers, industries or foreign currencies increases risk. As a “non-diversified” Fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer than funds that are “diversified.” Funds that invest in a relatively small number of issuers are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Some of those issuers also may present substantial credit or other risks. Similarly, the Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects or from issuers in a single state.

Leveraging Risk

Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolios securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, PIMCO will segregate or “earmark” liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation or “earmarking” requirements. Leverage, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

Management Risk

The Fund is subject to management risk because it is an actively managed investment portfolio. PIMCO and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

12	PIMCO Real Return Fund Prospectus

Management of the Funds

Investment Adviser and Administrator

PIMCO serves as the investment adviser and the administrator (serving in its capacity as administrator, the “Administrator”) for the Fund. Subject to the supervision of the Board of Trustees, PIMCO is responsible for managing the investment activities of the Fund and the Fund’s business affairs and other administrative matters.

PIMCO is located at 840 Newport Center Drive, Newport Beach, California 92660. Organized in 1971, PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. As of June 30, 2005, PIMCO had approximately $493 billion in assets under management.

Advisory Fees

The Fund pays PIMCO fees in return for providing investment advisory services. For the fiscal year ended March 31, 2005, the Fund paid monthly advisory fees to PIMCO at the annual rate (stated as a percentage of the average daily net assets of the Fund taken separately) of 0.25%.

Administrative Fees

The Fund pays for the administrative services it requires under what is essentially an all-in fee structure. Class A, Class B and Class C shareholders of the Fund pay an administrative fee to PIMCO, computed as a percentage of the Fund’s assets attributable in the aggregate to that class of shares. PIMCO, in turn, provides or procures administrative services for Class A, Class B and Class C shareholders and also bears the costs of various third-party services required by the Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Fund does bear other expenses which are not covered under the administrative fee which may vary and affect the total level of expenses paid by Class A, Class B and Class C shareholders, such as brokerage fees, commissions and other transaction expenses, costs of borrowing money, including interest expenses, extraordinary expenses (such as litigation and indemnification expenses) and fees and expenses of the Trust’s Independent Trustees and their counsel (if any). PIMCO generally earns a profit on the administration fee paid by the Fund. Also, under the terms of the administration agreement, PIMCO, and not Fund shareholders, would benefit from any price decreases in third-party services, including decreases resulting from an increase in net assets.

For the fiscal year ended March 31, 2005, the Fund paid PIMCO monthly administrative fees at the annual rate (stated as a percentage of the average daily net assets attributable in the aggregate to the Fund’s Class A, Class B and Class C shares) of 0.40%.

PIMCO Real Return Fund Prospectus	13

Individual Portfolio Managers

The following individual has primary responsibility for managing the Fund.

Portfolio Manager	Since	Recent Professional Experience

John B. Brynjolfsson	1/97*	Managing Director, PIMCO. He joined PIMCO as a Portfolio Manager in 1989, and has managed fixed income accounts for various institutional clients and funds since 1992.

* Since inception of the Fund.

Please see the Statement of Additional Information for additional information about other accounts managed by the portfolio manager, the portfolio manager’s compensation and the portfolio manager’s ownership of shares of the Fund.

Distributor

The Trust’s Distributor is Allianz Global Investors Distributors LLC (“AGID” or “Distributor”), an indirect subsidiary of Allianz Global Investors of America L.P. (“AGI”). The Distributor, located at 2187 Atlantic Street, Stamford, CT 06902, is a broker-dealer registered with the Securities and Exchange Commission (“SEC”).

Regulatory and Litigation Matters

On June 1, 2004, the Attorney General of the State of New Jersey announced that it had dismissed PIMCO from a complaint filed by the New Jersey Attorney General on February 17, 2004, and that it had entered into a settlement agreement (the “New Jersey Settlement”) with PIMCO’s parent company, AGI (formerly known as Allianz Dresdner Asset Management of America L.P.), PEA Capital LLC (an entity affiliated with PIMCO through common ownership) (“PEA”) and AGID, in connection with the same matter. In the New Jersey Settlement, AGI, PEA and AGID neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the New Jersey Settlement alleged, among other things, that AGI, PEA and AGID had failed to disclose that they improperly allowed certain hedge funds to engage in “market timing” in certain funds. The complaint sought injunctive relief, civil monetary penalties, restitution and disgorgement of profits.

Since February 2004, PIMCO, AGI, PEA, AGID, and certain of their affiliates, including the Trust, Allianz Fund (formerly known as PIMCO Funds: Multi-Manager Series), and the Trustees of the Trust, have been named as defendants in 14 lawsuits filed in U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. Ten of those lawsuits concern “market timing,” and they have been

14	PIMCO Real Return Fund Prospectus

transferred to and consolidated for pre-trial proceedings in the U.S. District Court for the District of Maryland; four of those lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the Trust and the Allianz Funds during specified periods, or as derivative actions on behalf of the Trust and Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain of the Allianz Funds and funds of the Trust and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, the Trustees, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the Trust or on behalf of the Trust itself against other defendants. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote the Allianz Funds and funds of the Trust, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

The Trust has learned that, on April 11, 2005, the Attorney General of the State of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia (the “West Virginia Complaint”) against Allianz Global Investors Fund Management LLC (formerly PA Fund Management LLC) (“AGIF”), PEA and AGID alleging, among other things, that they improperly allowed broker-dealers, hedge funds and investment advisers to engage in frequent trading of various open-end funds advised or distributed by Allianz Global Investors Fund Management LLC and certain of its affiliates in violation of the funds’ stated restrictions on “market timing.” On May 31, 2005, AGIF, PEA and AGID, along with the other mutual fund defendants in the action, removed the action to the U.S. District Court for The District of Columbia. The West Virginia Complaint also names numerous other defendants unaffiliated with Allianz Global Investors Fund Management in separate claims alleging improper market timing and/or late trading of open-end investment companies advised or distributed by such other defendants. The West Virginia Complaint seeks injunctive relief, civil monetary penalties, investigative costs and attorney’s fees.

Under Section 9(a) of the Investment Company Act of 1940, as amended (“1940 Act”), if the New Jersey Settlement or any of the lawsuits described above were to result in a court injunction against AGI, PEA, AGID and/or their affiliates, PIMCO could, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser, and AGID could be barred from serving as principal underwriter, to any registered investment com -

PIMCO Real Return Fund Prospectus	15

pany, including the Fund. In connection with an inquiry from the SEC concerning the status of the New Jersey Settlement under Section 9(a), PEA, AGID, AGI and certain of their affiliates (including PIMCO) (together, the “Applicants”) have sought exemptive relief from the SEC under Section 9(c) of the 1940 Act. The SEC has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey Settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the SEC takes final action on their application for a permanent order. There is no assurance that the SEC will issue a permanent order.

If the West Virginia Complaint were to result in a court injunction against AGIF, PEA or AGID, the Applicants would, in turn, seek exemptive relief under Section 9(c) with respect to that matter, although there is no assurance that such exemptive relief would be granted.

It is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Fund. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Fund or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Fund.

The foregoing speaks only as of the date of this prospectus. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated only if those developments are material.

16	PIMCO Real Return Fund Prospectus

Investment Options

Classes of Shares—Class A, B and C Shares

The Trust offers investors Class A, Class B and Class C shares of the Fund in this prospectus. Each class of shares is subject to different types and levels of sales charges and other fees than the other classes and bears a different level of expenses.

The class of shares that is best for you depends upon a number of factors, including the amount and the intended length of your investment. The following summarizes key information about each class to help you make your investment decision, including the various expenses associated with each class and the payments made to financial intermediaries for distribution and other services. More extensive information about the Trust’s multi-class arrangements is included in the Allianz Funds and PIMCO Funds Shareholders’ Guide for Class A, B and C Shares (the “Guide”), which is included as part of the Statement of Additional Information and can be obtained free of charge from the Distributor. See “How to Buy and Sell Shares—Allianz Funds and PIMCO Funds Shareholders’ Guide” below.

Class A Shares

• You pay an initial sales charge when you buy Class A shares of the Fund. The maximum initial sales charge is 3.00%. The sales charge is deducted from your investment so that not all of your purchase payment is invested.

• You may be eligible for a reduction or a complete waiver of the initial sales charge under a number of circumstances. For example, you normally pay no sales charge if you purchase $1,000,000 or more of Class A shares. Please see the Guide for details.

• Class A shares are subject to lower 12b-1 fees than Class B or Class C shares. Therefore, Class A shareholders generally pay lower annual expenses and receive higher dividends than Class B or Class C shareholders.

• You normally pay no contingent deferred sales charge (“CDSC”) when you redeem Class A shares, although for certain Funds you may pay a 1% CDSC if you purchase $1,000,000 or more of Class A shares (and therefore pay no initial sales charge) and then redeem the shares during the first 18 months after your initial purchase. The Class A CDSC is waived for certain categories of investors and does not apply if you are otherwise eligible to purchase Class A shares without a sales charge. Please see the Guide for details.

Class B Shares

• You do not pay an initial sales charge when you buy Class B shares. The full amount of your purchase payment is invested initially. Effective October 1, 2004, Class B shares of the Fund may only be (i) acquired through the exchange of Class B shares of other funds of the Trust; or (ii) purchased by persons who held Class B shares of the Fund at the close of business on September 30, 2004. If, after the close of business on September 30, 2004, you redeem all Class B shares of the Fund in your account, you cannot purchase new Class B shares thereafter

PIMCO Real Return Fund Prospectus	17

(although you may still acquire Class B shares of the Fund through exchange). The Fund may waive this restriction for certain specified benefit plans that are invested in Class B shares of the Fund at the close of business on September 30, 2004.

• You normally pay a CDSC of up to 5% if you redeem Class B shares of the Fund during the first six years after your initial purchase. The amount of the CDSC declines the longer you hold your Class B shares. You pay no CDSC if you redeem Class B shares of the Fund during the seventh year and thereafter. The Class B CDSC is waived for certain categories of investors. Please see the Guide for details.

• Class B shares of the Fund are subject to higher 12b-1 fees than Class A shares for the first seven years they are held (eight years for Class B shares purchased from January 1, 2002 through September 30, 2004). During this time, Class B shareholders normally pay higher annual expenses and receive lower dividends than Class A shareholders.

• Class B shares of the Fund automatically convert into Class A shares after they have been held for seven years. After the conversion takes place, the shares are subject to the lower 12b-1 fees paid by Class A shares. (The conversion period for Class B shares of the Fund purchased from January 1, 2002 through September 30, 2004, is eight years.)

Class C Shares

• You do not pay an initial sales charge when you buy Class C shares. The full amount of your purchase payment is invested initially.

• You normally pay a CDSC of 1% if you redeem Class C shares during the first year after your initial purchase. The Class C CDSC is waived for certain categories of investors. Please see the Guide for details.

• Class C shares are subject to higher 12b-1 fees than Class A shares. Therefore, Class C shareholders normally pay higher annual expenses and receive lower dividends than Class A shareholders.

• Class C shares do not convert into any other class of shares. Because Class B shares convert into Class A shares after seven years, Class C shares will normally be subject to higher expenses and will pay lower dividends than Class B shares if the shares are held for more than seven years.

Some or all of the payments described below are paid or “reallowed” to financial intermediaries. The following provides additional information about the sales charges and other expenses associated with Class A, Class B and Class C shares.

18	PIMCO Real Return Fund Prospectus

Initial Sales Charges—Class A Shares

This section includes important information about sales charge reduction programs available to investors in Class A shares of the Fund and describes information or records you may need to provide to the Distributor or your financial intermediary in order to be eligible for sales charge reduction programs.

Unless you are eligible for a waiver, the public offering price you pay when you buy Class A shares of the Fund is the net asset value (“NAV”) of the shares plus an initial sales charge. The initial sales charge varies depending upon the size of your purchase, as set forth below. No sales charge is imposed where Class A shares are issued to you pursuant to the automatic reinvestment of income dividends or capital gains distributions. For investors investing in Class A shares of the Fund through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor obtains the proper “breakpoint” discount.

Real Return

Amount of Purchase	Initial Sales Charge as % of Net Amount Invested	Initial Sales Charge as % of Public Offering Price
$0–$99,999	3.09%	3.00%
$100,000–$249,999	2.04%	2.00%
$250,000–$499,999	1.52%	1.50%
$500,000–$999,999	1.27%	1.25%
$1,000,000 +	0.00%*	0.00%*

* As shown, investors that purchase $1,000,000 or more of the Fund’s Class A shares will not pay any initial sales charge on the purchase. However, purchasers of $1,000,000 or more of Class A shares may be subject to a CDSC of 1% if the shares are redeemed during the first 18 months after their purchase. See “CDSCs on Class A Shares” below.

Investors in the Fund may reduce or eliminate sales charges applicable to purchases of Class A shares through utilization of the Combined Purchase Privilege, the Cumulative Quantity Discount (Right of Accumulation), a Letter of Intent or the Reinstatement Privilege. These programs, which apply to purchases of one of more funds that are series of the Trust or Allianz Funds (formerly PIMCO Funds: Multi-Manager Series) that offer Class A shares (together, “Eligible Funds”), are summarized below and are described in greater detail in the Guide.

Combined Purchase Privilege.  Investors may qualify for a reduced sales charge on Class A shares by combining purchases of Class A shares of Eligible Funds into a single purchase (a “Single Purchase”), if the resulting purchase totals at least $50,000. The following may be deemed to be a Single Purchase: certain purchases by an individual investor’s spouse or children that may be combined with an investor’s purchase, single purchases by a fiduciary for multiple beneficiaries and single purchases for employee benefit plans of a single employer. Please see the Guide for details.

PIMCO Real Return Fund Prospectus	19

Cumulative Quantity Discount (Right of Accumulation).  A purchase of Class A shares of any Eligible Fund may qualify for a Cumulative Quantity Discount at the rate applicable to the discount bracket obtained by adding:

(i) the amount of the investor’s total current purchase (including any sales charge);

(ii) the aggregate net asset value (at the close of business on the day of the current purchase) of all Class A, Class B and Class C shares of any Eligible Fund held by the investor; and

(iii) the net asset value (at the close of business on the day of the current purchase) of all Class A, Class B and Class C shares owned by another shareholder eligible to be combined with the investor’s purchase into a Single Purchase.

Please see the Guide for restrictions applicable to shares held by certain employer-sponsored benefit programs.

Letter of Intent.  An investor may also obtain a reduced sales charge on purchases of Class A shares by means of a written Letter of Intent, which expresses an intent to invest not less than $50,000 within a period of 13 months in Class A shares of any Eligible Fund(s). The maximum intended investment allowable in a Letter of Intent is $1,000,000. Each purchase of shares under a Letter of Intent will be made at the public offering price or prices applicable at the time of such purchase to a Single Purchase of the dollar amount indicated in the Letter. A Letter of Intent is not a binding obligation to purchase the full amount indicated. Shares purchased with the first 5% of the amount indicated in the Letter will be held in escrow (while remaining registered in your name) to secure payment of the higher sales charges applicable to the shares actually purchased in the event the full intended amount is not purchased.

Reinstatement Privilege.  A Class A shareholder who has caused any or all of his shares to be redeemed may reinvest all or any portion of the redemption proceeds in Class A shares of any Eligible Fund at NAV without any sales charge, provided that such investment is made within 120 calendar days after the redemption or repurchase date. The limitations and restrictions of this program are fully described in the Guide.

Method of Valuation of Accounts.  To determine whether a shareholder qualifies for a reduction in sales charge on a purchase of Class A shares of Eligible Funds, the offering price of the shares is used for purchases relying on the Combined Purchase Privilege or a Letter of Intent and the amount of the total current purchase (including any sales load) plus the net asset value (at the close of business on the day of the current purchase) of shares previously acquired is used for the Cumulative Quantity Discount.

Sales at Net Asset Value.  In addition to the programs summarized above, the Fund may sell its Class A shares at net asset value without an initial sales charge to certain types of accounts or account holders, including, but not limited to: trustees of the Fund; employees of the Adviser and Distributor; employees of participating brokers; certain trustees or other fiduciaries

20	PIMCO Real Return Fund Prospectus

purchasing shares for retirement plans; participants investing in certain “wrap accounts” and investors who purchase shares through a participating broker who has waived all or a portion of the payments it normally would receive from the Distributor at the time of purchase. In addition, Class A shares of the Fund issued pursuant to the automatic reinvestment of income dividends or capital gains distributions are issued at net asset value and are not subject to any sales charges.

Required Shareholder Information and Records.  In order for investors in Class A shares of the Fund to take advantage of sales charge reductions, an investor or his or her financial intermediary must notify the Distributor that the investor qualifies for such a reduction. If the Distributor is not notified that the investor is eligible for these reductions, the Distributor will be unable to ensure that the reduction is applied to the investor’s account. An investor may have to provide certain information or records to his or her financial intermediary or the Distributor to verify the investor’s eligibility for breakpoint privileges or other sales charge waivers. An investor may be asked to provide information or records, including account statements, regarding shares of the Fund or other Eligible Funds held in:

•	all of the investor’s accounts held directly with the Trust or through a financial intermediary;
•	any account of the investor at another financial intermediary; and
•	accounts of related parties of the investor, such as members of the same family or household, at any financial intermediary.

The Trust makes available free of charge and in a clear and prominent format, on the Fund’s Web site at www.allianzinvestors.com, information regarding eliminations of and reductions in sales loads associated with Eligible Funds.

Contingent Deferred Sales Charges (CDSCs)—Class B and Class C Shares

Unless you are eligible for a waiver, if you sell (redeem) your Class B or Class C shares within the time periods specified below, you will pay a CDSC according to the following schedules. For investors investing in Class B or Class C shares of the Fund through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor is credited with the proper holding period for the shares redeemed.

PIMCO Real Return Fund Prospectus	21

Class B Shares

Years Since Purchase Payment was Made	Percentage Contingent Deferred Sales Charge
First	5
Second	4
Third	3
Fourth	3
Fifth	2
Sixth	1
Seventh and thereafter	0*

* After the seventh year, Class B shares purchased on or before December 31, 2001 or after September 30, 2004 convert into Class A shares. As noted above, Class B shares purchased after December 31, 2001 but before October 1, 2004, convert into Class A shares after eight years.

Class C Shares

Years Since Purchase Payment was Made	Percentage Contingent Deferred Sales Charge
First	1
Thereafter	0

CDSCs on Class A Shares

Unless a waiver applies, investors who purchase $1,000,000 or more of Class A shares (and, thus, pay no initial sales charge) of the Fund will be subject to a 1% CDSC if the shares are redeemed within 18 months of their purchase. The Class A CDSC does not apply if you are otherwise eligible to purchase Class A shares without an initial sales charge or are eligible for a waiver of the CDSC. See “Reductions and Waivers of Initial Sales Charges and CDSCs” below.

How CDSCs are Calculated—Shares Purchased On or Before December 31, 2001

A CDSC is imposed on redemptions of Class B and Class C shares (and where applicable, Class A shares) on the amount of the redemption which causes the current value of your account for the particular class of shares of the Fund to fall below the total dollar amount of your purchase payments subject to the CDSC. However, no CDSC is imposed if the shares redeemed have been acquired through the reinvestment of dividends or capital gains distributions or if the amount redeemed is derived from increases in the value of your account above the amount of the purchase payments subject to the CDSC. CDSCs are deducted from the proceeds of your redemption, not from amounts remaining in your account. In determining whether a CDSC is payable, it is assumed that the shareholder will redeem first the lot of shares which will incur the lowest CDSC.

22	PIMCO Real Return Fund Prospectus

For instance, the following example illustrates the operation of the Class B CDSC:

•	Assume that an individual opens an account and makes a purchase payment of $10,000 for Class B shares of the Fund and that six months later the value of the investor’s account for the Fund has grown through investment performance and reinvestment of distributions to $11,000. The investor then may redeem up to $1,000 from the Fund ($11,000 minus $10,000) without incurring a CDSC. If the investor should redeem $3,000, a CDSC would be imposed on $2,000 of the redemption (the amount by which the investor’s account for the Fund was reduced below the amount of the purchase payment). At the rate of 5%, the Class B CDSC would be $100.

How CDSCs will be Calculated—Shares Purchased After December 31, 2001

A CDSC is imposed on redemptions of Class B and Class C shares (and where applicable, Class A shares) on the amount of the redemption which causes the current value of your account for the particular class of shares of the Fund to fall below the total dollar amount of your purchase payments subject to the CDSC.

The following rules apply under the method for calculating CDSCs:

•	Shares acquired through the reinvestment of dividends or capital gains distributions will be redeemed first and will not be subject to any CDSC.

•	For the redemption of all other shares, the CDSC will be based on either your original purchase price or the then current net asset value of the shares being sold, whichever is lower. To illustrate this point, consider shares purchased at an NAV per share of $10. If the Fund’s NAV per share at the time of redemption is $12, the CDSC will apply to the purchase price of $10. If the NAV per share at the time of redemption is $8, the CDSC will apply to the $8 current NAV per share.

•	CDSCs will be deducted from the proceeds of your redemption, not from amounts remaining in your account.

•	In determining whether a CDSC is payable, it is assumed that the shareholder will redeem first the lot of shares which will incur the lowest CDSC.

For example, the following illustrates the operation of the Class B CDSC:

•

Assume that an individual opens an account and makes a purchase payment of $10,000 for 1,000 Class B shares of the Fund (at $10 per share) and that six months later the value of the investor’s account for the Fund has grown through investment performance to $11,000 ($11 per share). If the investor should redeem $2,200 (200 shares), a CDSC would be applied against $2,000 of the redemption (the purchase price of the shares redeemed, because the

PIMCO Real Return Fund Prospectus	23

purchase price is lower than the current net asset value of such shares ($2,200)). At the rate of 5%, the Class B CDSC would be $100.

Reductions and Waivers of Initial Sales Charges and CDSCs

The initial sales charges on Class A shares and the CDSCs on Class A, Class B and Class C shares may be reduced or waived under certain purchase arrangements and for certain categories of investors. Please see the Guide for details. The Guide is available free of charge from the Distributor. See “How to Buy and Sell Shares—Allianz Funds and PIMCO Funds Shareholders’ Guide” below.

Distribution and Servicing (12b-1) Plans

The Fund pays fees to the Distributor on an ongoing basis as compensation for the services the Distributor renders and the expenses it bears in connection with the sale and distribution of Fund shares (“distribution fees”) and/or in connection with personal services rendered to Fund shareholders and the maintenance of shareholder accounts (“servicing fees”). These payments are made pursuant to Distribution and Servicing Plans (“12b-1 Plans”) adopted by the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (“1940 Act”).

There is a separate 12b-1 Plan for each class of shares offered in this prospectus. Class A shares pay only servicing fees. Class B and Class C shares pay both distribution and servicing fees. The following lists the maximum annual rates at which the distribution and/or servicing fees may be paid under each 12b-1 Plan (calculated as a percentage of the Fund’s average daily net assets attributable to the particular class of shares):

	Servicing Fee	Distribution Fee
Class A	0.25%	0.00%
Class B	0.25%	0.75%
Class C	0.25%	0.50%

Because distribution fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges, such as sales charges that are deducted at the time of investment. Therefore, although Class B and Class C shares do not pay initial sales charges, the distribution fees payable on Class B and Class C shares may, over time, cost you more than the initial sales charge imposed on Class A shares. Also, because Class B shares convert into Class A shares after they have been held for eight years (seven years for Class B shares purchased prior to January 1, 2002) and are not subject to distribution fees after the conversion, an investment in Class C shares may cost you more over time than an investment in Class B shares.

24	PIMCO Real Return Fund Prospectus

Payments to Financial Firms

Some or all of the sales charges, distribution fees and servicing fees described above are paid or “reallowed” to the broker, dealer or financial adviser (collectively, “financial firms”) through which you purchase your shares. With respect to Class B and Class C shares, the financial firms are also paid at the time of your purchase a commission of up to 4.00% and 1.00%, respectively, of your investment in such share classes. Please see the SAI and Guide for more details. A financial firm is one that, in exchange for compensation, sells, among other products, mutual fund shares (including the shares offered in this Prospectus) or provides services for mutual fund shareholders. Financial firms include brokers, dealers, insurance companies and banks.

In addition, AGID, PIMCO and their affiliates (for purposes of this subsection only, collectively, the “Distributor”) may from time to time make additional payments such as cash bonuses or provide other incentives to selected financial firms as compensation for services such as, without limitation, providing the Fund with “shelf space” or a higher profile for the financial firms’ financial consultants and their customers, placing the Fund on the financial firms’ preferred or recommended fund list, granting the Distributor access to the financial firms’ financial consultants, providing assistance in training and educating the financial firms’ personnel, and furnishing marketing support and other specified services. These payments may be significant to the financial firms and may also take the form of sponsorship of seminars or informational meetings or payment for attendance by persons associated with the financial firms at seminars or informational meetings.

A number of factors will be considered in determining the amount of these additional payments to financial firms. On some occasions, such payments may be conditioned upon levels of sales, including the sale of a specified minimum dollar amount of the shares of the Fund, all other series of the Trust, other funds sponsored by the Distributor and/or a particular class of shares, during a specified period of time. The Distributor may also make payments to one or more participating financial firms based upon factors such as the amount of assets a financial firm’s clients have invested in the Fund and the quality of the financial firm’s relationship with the Distributor.

The additional payments described above are made at the Distributor’s expense. These payments may be made, at the discretion of the Distributor, to some of the top 50 financial firms that have sold the greatest amounts of shares of the Fund. The level of payments made to a financial firm in any future year will vary and normally will not exceed the sum of (a) 0.10% of such year’s fund sales by that financial firm and (b) 0.06% of the assets attributable to that financial firm invested in equity funds sponsored by the Distributor and 0.03% of the assets invested in fixed-income funds sponsored by the Distributor. In lieu of payments pursuant to the foregoing formulae, the Distributor may make payments of an agreed upon amount which normally will not exceed the amount that would have been payable pursuant to the formulae. There are a few existing relationships on different bases that will continue, some even into

PIMCO Real Return Fund Prospectus	25

2005, until they end. In some cases, in addition to the payments described above, the Distributor will make payments for special events such as a conference or seminar sponsored by one of such financial firms.

If investment advisers, distributors or affiliates of mutual funds pay bonuses and incentives in differing amounts, financial firms and their financial consultants may have financial incentives for recommending a particular mutual fund over other mutual funds. In addition, depending on the arrangements in place at any particular time, a financial firm and its financial consultants may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your financial advisor and review carefully any disclosure by the financial firm as to compensation received by your financial advisor.

Wholesale representatives of the Distributor visit brokerage firms on a regular basis to educate financial advisors about the Fund and to encourage the sale of Fund shares to their clients. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

Although a Fund may use financial firms that sell Fund shares to effect transactions for the Fund’s portfolio, the Fund and the Adviser will not consider the sale of Fund shares as a factor when choosing financial firms to effect those transactions.

For further details about payments made by the Distributor to financial firms, please see the SAI and Guide.

From time to time, PIMCO or its affiliates may pay investment consultants or their parent or affiliated companies for certain services including technology, operations, tax, or audit consulting services, and may pay such firms for PIMCO’s attendance at investment forums sponsored by such firms or for various studies, surveys, or access to databases. PIMCO and its affiliates may also provide investment advisory services to investment consultants and their affiliates. These consultants or their affiliates may, in the ordinary course of their investment consultant business, recommend that their clients utilize PIMCO’s investment advisory services or invest in the Fund or in other products sponsored by PIMCO and its affiliates.

26	PIMCO Real Return Fund Prospectus

How Fund Shares Are Priced

The net asset value (“NAV”) of the Fund’s Class A, Class B and Class C shares is determined by dividing the total value of the Fund’s portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class.

Fund shares are valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the NYSE is open. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Fund or their agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed and an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Fund’s

PIMCO Real Return Fund Prospectus	27

securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Fund uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. The Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined by the Board of Trustees or persons acting at their direction may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing. The Fund’s use of fair valuation may also help to deter “stale price arbitrage” as discussed below under “Abusive Trading Practices.” Fair value pricing may require subjective determinations about the value of security.

28	PIMCO Real Return Fund Prospectus

How to Buy and Sell Shares

The following section provides basic information about how to buy, sell (redeem) and exchange shares of the Fund.

Allianz Funds and PIMCO Funds Shareholders’ Guide

More detailed information about purchase, redemption and exchange arrangements for Fund shares is provided in the Allianz Funds and PIMCO Funds Shareholders’ Guide, which is included in the Statement of Additional Information and can be obtained free of charge from the Distributor by written request or by calling 1-800-426-0107. The Guide provides technical information about the basic arrangements described below and also describes special purchase, sale and exchange features and programs offered by the Trust, including:

•	Automated telephone and wire transfer procedures
•	Automatic purchase, exchange and withdrawal programs
•	Programs that establish a link from your Fund account to your bank account
•	Special arrangements for tax-qualified retirement plans
•	Investment programs which allow you to reduce or eliminate the initial sales charges
•	Categories of investors that are eligible for waivers or reductions of initial sales charges and CDSCs

Calculation of Share Price and Redemption Payments

When you buy shares of the Fund, you pay a price equal to the NAV of the shares, plus any applicable sales charge. When you sell (redeem) shares, you receive an amount equal to the NAV of the shares, minus any applicable CDSC or redemption or other fee. NAVs are determined at the close of regular trading (normally 4:00 p.m., Eastern time) on each day the NYSE is open. See “How Fund Shares Are Priced” above for details. Generally, purchase and redemption orders for Fund shares are processed at the NAV next calculated after your order is received by the Distributor. There are certain exceptions where an order is received by a broker or dealer prior to the NYSE Close and then transmitted to the Distributor after the NAV has been calculated for that day (in which case the order may be processed according to that day’s NAV). Please see the Guide for details.

The Trust does not calculate NAVs or process orders on days when the NYSE is closed. If your purchase or redemption order is received by the Distributor on a day when the NYSE is closed, it will be processed on the next succeeding day when the NYSE is open (according to the succeeding day’s NAV).

Buying Shares

You can buy Class A, Class B or Class C shares of the Fund in the following ways:

• Through your broker, dealer or other financial intermediary.  Your broker, dealer or other intermediary may establish higher minimum investment requirements than the Trust and may also

PIMCO Real Return Fund Prospectus	29

independently charge you transaction fees and additional amounts (which may vary) in return for its services, which will reduce your return. Shares you purchase through your broker, dealer or other intermediary will normally be held in your account with that firm.

• Directly from the Trust.  To make direct investments, you must open an account with the Distributor and send payment for your shares either by mail or through a variety of other purchase options and plans offered by the Trust.

If you wish to invest directly by mail, please send a check payable to Allianz Global Investors Distributors LLC, along with a completed application form to:

Allianz Global Investors Distributors LLC

P.O. Box 9688

Providence, RI 02940-0926

The Trust accepts all purchases by mail subject to collection of checks at full value and conversion into federal funds. You may make subsequent purchases by mailing a check to the address above with a letter describing the investment or with the additional investment portion of a confirmation statement. Checks for subsequent purchases should be payable to Allianz Global Investors Distributors LLC and should clearly indicate your account number. Please call the Distributor at 1-800-426-0107 if you have any questions regarding purchases by mail.

The Distributor reserves the right to require payment by wire or U.S. bank check. The Distributor generally does not accept payments made by cash, temporary/starter checks, third-party checks, credit cards, traveler’s checks, credit card checks, or checks drawn on non-U.S. banks even if payment may be effected through a U.S. bank.

The Guide describes a number of additional ways you can make direct investments, including through the Allianz Funds and PIMCO Funds Auto-Invest and Allianz Funds and PIMCO Funds Fund Link programs. You can obtain a Guide free of charge from the Distributor by written request or by calling 1-800-426-0107. See “Allianz Funds and PIMCO Funds Shareholders’ Guide” above.

The Distributor, in its sole discretion, may accept or reject any order for purchase of Fund shares. No share certificates will be issued unless specifically requested in writing.

Investment Minimums.  The following investment minimums apply for purchases of Class A, Class B and Class C shares.

Initial Investment	Subsequent Investments
$5,000 per Fund	$100 per Fund

Lower minimums may apply for certain categories of investors, including certain tax-qualified retirement plans, and for special investment programs and plans offered by the Trust, such as the Allianz Funds and PIMCO Funds Auto-Invest and Allianz Funds and PIMCO Funds Fund Link programs. Please see the Guide for details.

30	PIMCO Real Return Fund Prospectus

Abusive Trading Practices

The Trust encourages shareholders to invest in the Fund as part of a long-term investment strategy and discourages excessive, short-term trading and other abusive trading practices. To that end, the Trust’s Board of Trustees has adopted policies and procedures reasonably designed to detect and prevent short-term trading activity that may be harmful to the Fund and its shareholders. Such activities, sometimes referred to as “market timing,” may have a detrimental effect on the Fund and its shareholders. For example, depending upon various factors such as the size of the Fund and the amount of its assets maintained in cash, short-term or excessive trading by Fund shareholders may interfere with the efficient management of the Fund’s portfolio, increase transaction costs and taxes, and may harm the performance of the Fund and its shareholders.

The Trust seeks to deter and prevent abusive trading practices, and to reduce these risks, through several methods. First, the Trust imposes redemption fees on most Fund shares redeemed or exchanged within a given period after their purchase. See “Redemption Fees” below for further information. In certain situations, the Fund has elected not to impose redemption fees. See “Waiver of Redemption Fees” below for a discussion on the specific situations in which the Fund will not impose redemption fees.

Second, to the extent that there is a delay between a change in the value of a mutual fund’s portfolio holdings, and the time when that change is reflected in the net asset value of the fund’s shares, the fund is exposed to the risk that investors may seek to exploit this delay by purchasing or redeeming shares at net asset values that do not reflect appropriate fair value prices. The Trust seeks to deter and prevent this activity, sometimes referred to as “stale price arbitrage,” by the appropriate use of “fair value” pricing of the Fund portfolio securities. See “How Fund Shares Are Priced” below for more information.

Third, the Trust seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Trust and PIMCO each reserve the right to restrict or refuse any purchase or exchange transaction if, in the judgment of the Trust or of PIMCO, the transaction may adversely affect the interests of the Fund or its shareholders. Among other things, the Trust may monitor for any patterns of frequent purchases and sales that appear to be made in response to short-term fluctuations in share price, and may also monitor for any attempts to improperly avoid the imposition of Redemption Fees. Notice of any restrictions or rejections of transactions may vary according to the particular circumstances.

Although the Trust and its service providers seek to use these methods to detect and prevent abusive trading activities, and although the Trust will consistently apply such methods, there can be no assurances that such activities can be mitigated or eliminated. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for presentation to the Fund on a net basis, conceal the identity of the individual investors from the Fund. This makes it more difficult for the Fund to identify short-term transactions in the Fund.

PIMCO Real Return Fund Prospectus	31

Small Account Fee

Because of the disproportionately high costs of servicing accounts with low balances, you will be charged a fee at the annual rate of $16 if your account balance for the Fund falls below a minimum level of $2,500, except for Uniform Gift to Minors, IRA, Roth IRA, employer-sponsored retirement plan accounts, Money Purchase and/or Profit Sharing plans, 401(k) plans, 403(b)(7) custodial accounts, SIMPLE IRAs, SEPs, SAR/SEPs, Auto-Invest and Auto-Exchange accounts, for which the minimum balance is $1,000. (A separate custodial fee may apply to IRAs, Roth IRAs and other retirement accounts.) However, you will not be charged this fee if the aggregate value of all of your Allianz Funds and PIMCO Funds accounts is at least $50,000. Any applicable small account fee will be deducted automatically from your below-minimum Fund account in quarterly installments and paid to the Administrator. The Fund account will normally be valued, and any deduction taken, during the last five business days of each calendar quarter. Lower minimum balance requirements and waivers of the small account fee apply for certain categories of investors. Please see the Guide for details.

Minimum Account Size

Due to the relatively high cost to the Fund of maintaining small accounts, you are asked to maintain an account balance in the Fund in which you invest of at least the minimum investment necessary to open the particular type of account. If your balance for the Fund remains below the minimum for three months or longer, the Administrator has the right (except in the case of employer-sponsored retirement accounts) to redeem your remaining shares and close the Fund account after giving you 60 days to increase your balance. Your Fund account will not be liquidated if the reduction in size is due solely to a decline in market value of your Fund shares or if the aggregate value of all your Allianz Funds and PIMCO Funds accounts exceeds $50,000.

Exchanging Shares

You may exchange your Class A, Class B or Class C shares of the Fund for the same Class of shares of any other Fund or of a fund of Allianz Funds. Shares are exchanged on the basis of their respective NAVs next calculated after your exchange order is received by the Distributor (except if Class A shares of the Money Market Fund are exchanged for Class A shares of any other Fund, the usual sales charges applicable to investments in such other Fund apply on shares for which no sales load was paid at the time of purchase). Exchanges of shares held less than a certain number of days may be subject to a redemption fee. See “Redemption Fees” below. Exchanges are subject to the $5,000 minimum initial purchase requirements for the Fund, except with respect to tax-qualified programs and exchanges effected through the Allianz Funds and PIMCO Funds Auto-Exchange plan. If you maintain your account with the Distributor, you may exchange shares by completing a written exchange request and sending it to Allianz Global

32	PIMCO Real Return Fund Prospectus

Investors Distributors LLC, P.O. Box 9688, Providence, RI 02940-0926. You can get an exchange form by calling the Distributor at 1-800-426-0107.

The Trust reserves the right to refuse exchange purchases (or purchase and redemption and/or redemption and purchase transactions) if, in the judgment of PIMCO, the transaction would adversely affect the Fund and its shareholders. Although the Trust has no current intention of terminating or modifying the exchange privilege, it reserves the right to do so at any time. Except as otherwise permitted by the SEC, the Trust will give you 60 days’ advance notice if it exercises its right to terminate or materially modify the exchange privilege with respect to Class A, B and C shares.

The Guide provides more detailed information about the exchange privilege, including the procedures you must follow and additional exchange options. You can obtain a Guide free of charge from the Distributor by written request or by calling 1-800-426-0107. See “Allianz Funds and PIMCO Funds Shareholders’ Guide” above.

Selling Shares

You can sell (redeem) Class A, Class B or Class C shares of the Fund in the following ways:

• Through your broker, dealer or other financial intermediary.  Your broker, dealer or other intermediary may independently charge you transaction fees and additional amounts in return for its services, which will reduce your return.

• Directly from the Trust by Written Request.  To redeem shares directly from the Trust by written request (whether or not the shares are represented by certificates), you must send the following items to the Trust’s Transfer Agent, PFPC Inc., P.O. Box 9688, Providence, RI 02940-9688:

(1) a written request for redemption signed by all registered owners exactly as the account is registered on the Transfer Agent’s records, including fiduciary titles, if any, and specifying the account number and the dollar amount or number of shares to be redeemed;

(2) for certain redemptions described below, a guarantee of all signatures on the written request or on the share certificate or accompanying stock power, if required, as described under “Signature Guarantee” below;

(3) any share certificates issued for any of the shares to be redeemed (see “Certificated Shares” below); and

(4) any additional documents which may be required by the Transfer Agent for redemption by corporations, partnerships or other organizations, executors, administrators, trustees, custodians or guardians, or if the redemption is requested by anyone other than the shareholder(s) of record. Transfers of shares are subject to the same requirements.

PIMCO Real Return Fund Prospectus	33

A signature guarantee is not required for redemptions requested by and payable to all shareholders of record for the account, and to be sent to the address of record for that account. To avoid delay in redemption or transfer, if you have any questions about these requirements you should contact the Transfer Agent in writing or call 1-800-426-0107 before submitting a request. Written redemption or transfer requests will not be honored until all required documents in the proper form have been received by the Transfer Agent. You can not redeem your shares by written request if they are held in broker “street name” accounts—you must redeem through your broker.

If the proceeds of your redemption (i) are to be paid to a person other than the record owner, (ii) are to be sent to an address other than the address of the account on the Transfer Agent’s records, and/or (iii) are to be paid to a corporation, partnership, trust or fiduciary, the signature(s) on the redemption request and on the certificates, if any, or stock power must be guaranteed as described under “Signature Guarantee” below. The Distributor may, however, waive the signature guarantee requirement for redemptions up to $2,500 by a trustee of a qualified retirement plan, the administrator for which has an agreement with the Distributor.

The Guide describes a number of additional ways you can redeem your shares, including:

•	Telephone requests to the Transfer Agent
•	Allianz Funds and PIMCO Funds Automated Telephone System (ATS)
•	Expedited wire transfers
•	Automatic Withdrawal Plan
•	Allianz Funds and PIMCO Funds Fund Link

Unless you specifically elect otherwise, your initial account application permits you to redeem shares by telephone subject to certain requirements. To be eligible for ATS, expedited wire transfer, Automatic Withdrawal Plan, and Fund Link privileges, you must specifically elect the particular option on your account application and satisfy certain other requirements. The Guide describes each of these options and provides additional information about selling shares. You can obtain a Guide free of charge from the Distributor by written request or by calling 1-800-426-0107.

Other than an applicable CDSC, you will not pay any special fees or charges to the Trust or the Distributor when you sell your shares. However, if you sell your shares through your broker, dealer or other financial intermediary, that firm may charge you a commission or other fee for processing your redemption request.

Redemptions of Fund shares may be suspended when trading on the NYSE is restricted or during an emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period as permitted by the SEC for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payment for more than seven days, as permitted by law.

34	PIMCO Real Return Fund Prospectus

For shareholder protection, a request to change information contained in an account registration (for example, a request to change the bank designated to receive wire redemption proceeds) must be received in writing, signed by the minimum number of persons designated on the completed application that are required to effect a redemption, and accompanied by a signature guarantee from any eligible guarantor institution, as determined in accordance with the Trust’s procedures. Shareholders should inquire as to whether a particular institution is an eligible guarantor institution. A signature guarantee cannot be provided by a notary public. In addition, corporations, trusts, and other institutional organizations are required to furnish evidence of the authority of the persons designated on the completed application to effect transactions for the organization.

Redemption Fees

Shareholders of the Fund will be subject to a Redemption Fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares redeemed or exchanged (based on the total redemption proceeds after any applicable deferred sales charges) within 7 days after their acquisition (by purchase or exchange).

In cases where redeeming shareholders hold shares acquired on different dates, the first-in/first-out (“FIFO”) method will be used to determine which shares are being redeemed, and therefore whether a Redemption Fee is payable. Redemption Fees are not paid separately but deducted from the amount to be received in connection with a redemption or exchange and are paid to the Fund for the purpose of offsetting any costs associated with short-term trading, thereby insulating longer-term shareholders from such costs. In cases where redemptions are processed through financial intermediaries, there may be a delay between the time the shareholder redeems his or her shares and the payment of the Redemption Fee to the Fund, depending upon such financial intermediaries’ trade processing procedures and systems.

A new time period begins with each acquisition of shares through a purchase or exchange. For example, a series of transactions in which shares of Fund A are exchanged for shares of Fund B four days after the purchase of the Fund A shares, followed four days later by an exchange of the Fund B shares for shares of Fund C, will be subject to two Redemption Fees (one on each exchange).

The purpose of Redemption Fees is to deter excessive, short-term trading and other abusive trading practices as described above under “Abusive Trading Practices” and to help offset the costs associated with the sale of portfolio securities to satisfy redemption and exchange requests made by “market timers” and other short-term shareholders, thereby insulating longer-term shareholders from such costs. Redemption Fees are paid to and retained by the Fund to defray certain costs described below and are not paid to or retained by PIMCO or the Distributor. Redemption Fees are not sales loads or contingent deferred sales charges. Redemption and exchange of shares acquired through the reinvestment of dividends and distributions are not subject to Redemption Fees.

PIMCO Real Return Fund Prospectus	35

Limitations on the Assessment of Redemption Fees.  The Fund may not be able to impose and/or collect the Redemption Fee in certain circumstances. For example, the Fund will not be able to collect the Redemption Fee on redemptions and exchanges by shareholders who invest through certain retirement plans or through certain financial intermediaries (for example, through broker-dealer omnibus accounts or through a recordkeeping organization) that have not agreed to assess or collect the Redemption Fee from such shareholders, or that have not agreed to provide the information necessary for the Fund to impose the Redemption Fee on such shareholders or do not currently have the capability to assess or collect the Redemption Fee. The Fund may nonetheless continue to effect share transactions for such shareholders and financial intermediaries. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for presentation to the Fund on a net basis, conceal the identity of the individual investors from the Fund. This makes it more difficult for the Fund to identify short-term transactions in the Fund, and makes assessment of the Redemption Fee on transactions effected through such accounts impractical without the assistance of the financial intermediary. Due to these limitations on the assessment of the Redemption Fee, the Fund’s use of Redemption Fees may not successfully eliminate excessive short-term trading in shares of the Fund.

Waivers of Redemption Fees.  In the following situations, the Fund has elected not to impose the Redemption Fee:

•	redemptions and exchanges of Fund shares acquired through the reinvestment of dividends and distributions;
•	certain types of redemptions and exchanges of Fund shares owned through participant-directed retirement plans (see below for details);
•	redemptions or exchanges in discretionary asset allocation or wrap programs (“wrap programs”) that are initiated by the sponsor of the program as part of a periodic rebalancing, provided that such rebalancing occurs no more frequently than quarterly;
•	redemptions or exchanges in a wrap program that are made as a result of a full withdrawal from the wrap program or as part of a systematic withdrawal plan;
•	involuntary redemptions, such as those resulting from a shareholder’s failure to maintain a minimum investment in the Fund, or to pay shareholder fees;
•	redemptions and exchanges effected by other mutual funds that are sponsored by PIMCO or its affiliates; and
•	otherwise as PIMCO or the Trust may determine in their sole discretion.

36	PIMCO Real Return Fund Prospectus

Applicability of Redemption Fees in Certain Defined Contribution Plans.  Redemption fees will not apply to the following transactions in participant-directed retirement plans (such as 401(k), 403(b), 457 and Keogh plans): 1) where the shares being redeemed were purchased with new contributions to the plan (e.g., payroll contributions, employer contributions, loan repayments); 2) redemptions made in connection with taking out a loan from the plan; 3) redemptions in connection with death, disability, hardship withdrawals, or Qualified Domestic Relations Orders; 4) redemptions made as part of a systematic withdrawal plan; 5) redemptions made by a defined contribution plan in connection with a termination or restructuring of the plan or 6) redemptions made in connection with a participant’s termination of employment. Redemption fees generally will apply to other participant-directed redemptions and exchanges. For example, if a participant exchanges shares of Fund A that were purchased with new contributions, into Fund B, a redemption fee would not apply to that exchange. However, any subsequent participant-directed exchange of those shares from Fund B into Fund A or another fund may be subject to redemption fees, depending upon the holding period and subject to the exceptions described in this paragraph.

Retirement plan sponsors, participant recordkeeping organizations and other financial intermediaries may also impose their own restrictions, limitations or fees in connection with transactions in the Fund’s shares, which may be stricter than those described in this section. You should contact your plan sponsor, recordkeeper or financial intermediary for more information on any differences in how the redemption fee is applied to your investments in the Fund, and whether any additional restrictions, limitations or fees are imposed in connection with transactions in Fund shares.

The Trust may eliminate or modify the waivers enumerated above at any time, in its sole discretion. Shareholders will receive 60 days’ notice of any material changes to the Redemption Fee, unless otherwise permitted by law.

Timing of Redemption Payments

Redemption proceeds will normally be mailed to the redeeming shareholder within seven calendar days or, in the case of wire transfer or Fund Link redemptions, sent to the designated bank account within one business day. Fund Link redemptions may be received by the bank on the second or third business day. In cases where shares have recently been purchased by personal check, redemption proceeds may be withheld until the check has been collected, which may take up to 15 days. To avoid such withholding, investors should purchase shares by certified or bank check or by wire transfer.

Redemptions In Kind

The Trust will redeem shares of the Fund solely in cash up to the lesser of $250,000 or 1% of the Fund’s net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust may pay any redemption proceeds

PIMCO Real Return Fund Prospectus	37

exceeding this amount in whole or in part by a distribution in kind of securities held by the Fund in lieu of cash. It is highly unlikely that your shares would ever be redeemed in kind. If your shares are redeemed in kind, you should expect to incur transaction costs upon the disposition of the securities received in the distribution.

Certificated Shares

If you are redeeming shares for which certificates have been issued, the certificates must be mailed to or deposited with the Trust, duly endorsed or accompanied by a duly endorsed stock power or by a written request for redemption. Signatures must be guaranteed as described under “Signature Guarantee” below. The Trust may request further documentation from institutions or fiduciary accounts, such as corporations, custodians (e.g., under the Uniform Gifts to Minors Act), executors, administrators, trustees or guardians. Your redemption request and stock power must be signed exactly as the account is registered, including indication of any special capacity of the registered owner.

Signature Guarantee

When a signature guarantee is called for, a “medallion” signature guarantee will be required. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are the Securities Transfer Agents Medallion Program, Stock Exchanges Medallion Program and New York Stock Exchange, Inc. Medallion Signature Program. Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted. Please note that financial institutions participating in a recognized medallion program may still be ineligible to provide a signature guarantee for transactions of greater than a specified dollar amount. The Trust may change the signature guarantee requirements from time to time upon notice to shareholders, which may be given by means of a new or supplemented prospectus.

Verification of Identity

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Fund must obtain the following information for each person that opens a new account:

1. Name;

2. Date of birth (for individuals);

3. Residential or business street address; and

4. Social security number, taxpayer identification number, or other identifying number.

38	PIMCO Real Return Fund Prospectus

Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

Individuals may also be asked for a copy of their driver’s license, passport or other identifying document in order to verify their identity. In addition, it may be necessary to verify an individual’s identity by cross-referencing the identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund also may close your account and redeem your shares or take other appropriate action if it is unable to verify your identity within a reasonable time.

Request for Multiple Copies of Shareholder Documents

To reduce expenses, it is intended that only one copy of the Fund’s prospectus and each annual and semi-annual report will be mailed to those addresses shared by two or more accounts. If you wish to receive additional copies of these documents and your shares are held directly with the Trust, call the Trust at 1-800-426-0107. Alternatively, if your shares are held through a financial institution, please contact it directly. Within 30 days after receipt of your request by the Trust, the Trust will begin sending you individual copies.

PIMCO Real Return Fund Prospectus	39

Fund Distributions

The Fund distributes substantially all of its net investment income to shareholders in the form of dividends. You begin earning dividends on Fund shares the day after the Trust receives your purchase payment. Dividends paid by each Fund with respect to each class of shares are calculated in the same manner and at the same time, but dividends on Class B and Class C shares are expected to be lower than dividends on Class A shares as a result of the distribution fees applicable to Class B and Class C shares. The Fund intends to declare income dividends daily to shareholders of record and distribute them monthly to shareholders of record.

In addition, the Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently.

You can choose from the following distribution options:

•	Reinvest all distributions in additional shares of the same class of your Fund at NAV. This will be done unless you elect another option.
•	Invest all distributions in shares of the same class of any other Fund of the Trust or Allianz Funds which offers that class at NAV. You must have an account existing in the Fund selected for investment with the identical registered name. You must elect this option on your account application or by a telephone request to the Transfer Agent at 1-800-426-0107.
•	Receive all distributions in cash (either paid directly to you or credited to your account with your broker or other financial intermediary). You must elect this option on your account application or by a telephone request to the Transfer Agent at 1-800-426-0107.

You do not pay any sales charges on shares you receive through the reinvestment of Fund distributions.

If you elect to receive Fund distributions in cash and the postal or other delivery service is unable to deliver checks to your address of record, the Trust’s Transfer Agent will hold the returned checks for your benefit in a non-interest bearing account.

40	PIMCO Real Return Fund Prospectus

Tax Consequences

Taxes on Fund distributions

If you are subject to U.S. federal income tax, you will be subject to tax on Fund distributions whether you received them in cash or reinvested them in additional shares of the Fund. For federal income tax purposes, Fund distributions will be taxable to you as either ordinary income or capital gains.

Fund dividends (i.e., distributions of investment income) are taxable to you as ordinary income. Federal taxes on Fund distributions of gains are determined by how long the Fund owned the investments that generated the gains, rather than how long you have owned your shares. Distributions of gains from investments that the Fund owned for more than one year will generally be taxable to you as long-term capital gains. Distributions of gains from investments that the Fund owned for one year or less will generally be taxable to you as ordinary income.

Fund distributions are taxable to you even if they are paid from income or gains earned by the Fund prior to your investment and thus were included in the price you paid for your shares. For example, if you purchase shares on or just before the record date of the Fund distribution, you will pay full price for the shares and may receive a portion of your investment back as a taxable distribution.

Taxes when you sell (redeem) or exchange your shares

Any gain resulting from the sale of Fund shares will generally be subject to federal income tax. When you exchange shares of the Fund for shares of another series, the transaction will be treated as a sale of the Fund shares for these purposes, and any gain on those shares will generally be subject to federal income tax.

Returns of capital

If the Fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in the Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

Consult your tax advisor about other possible tax consequences

This is a summary of certain federal income tax consequences of investing in the Fund. You should consult your tax advisor for more information on your own tax situation, including possible state, local and foreign tax consequences.

A Note on the Real Return Fund

Periodic adjustments for inflation to the principal amount of an inflation-indexed bond may give rise to original issue discount, which will be includable in the Fund’s gross income. Due to

PIMCO Real Return Fund Prospectus	41

original issue discount, the Fund may be required to make annual distributions to shareholders that exceed the cash received, which may cause the Fund to liquidate certain investments when it is not advantageous to do so. Also, if the principal value of an inflation-indexed bond is adjusted downward due to deflation, amounts previously distributed in the taxable year may be characterized in some circumstances as a return of capital.

This section relates only to federal income tax; the consequences under other tax laws may differ. Shareholders should consult their tax advisors as to the possible application of foreign, state and local income tax laws to Fund dividends and capital distributions. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Fund.

42	PIMCO Real Return Fund Prospectus

Characteristics and Risks of Securities and Investment Techniques

This section provides additional information about some of the principal investments and related risks of the Funds described under “Summary Information” and “Summary of Principal Risks” above. It also describes characteristics and risks of additional securities and investment techniques that may be used by the Fund from time to time. Most of these securities and investment techniques are discretionary, which means that PIMCO can decide whether to use them or not. This prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Fund. As with any mutual fund, investors in the Fund rely on the professional investment judgment and skill of PIMCO and the individual portfolio managers. Please see “Investment Objectives and Policies” in the Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Fund.

Securities Selection

In selecting securities for the Fund, PIMCO develops an outlook for interest rates, currency exchange rates and the economy; analyzes credit and call risks, and uses other security selection techniques. The proportion of the Fund’s assets committed to investment in securities with particular characteristics (such as quality, sector, interest rate or maturity) varies based on PIMCO’s outlook for the U.S. economy and the economies of other countries in the world, the financial markets and other factors.

PIMCO attempts to identify areas of the bond market that are undervalued relative to the rest of the market. PIMCO identifies these areas by grouping bonds into sectors such as money markets, governments, corporates, mortgages, asset-backed and international. Sophisticated proprietary software then assists in evaluating sectors and pricing specific securities. Once investment opportunities are identified, PIMCO will shift assets among sectors depending upon changes in relative valuations and credit spreads. There is no guarantee that PIMCO’s security selection techniques will produce the desired results.

U.S. Government Securities

U.S. Government Securities are obligations of, or guaranteed by, the U.S. Government, its agencies or government-sponsored enterprises. U.S. Government Securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. U.S. Government Securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

Municipal Bonds

Municipal bonds are generally issued by states and local governments and their agencies, authorities and other instrumentalities. Municipal bonds are subject to interest rate, credit and market risk. The ability of an issuer to make payments could be affected by litigation, legislation or other political events or the bankruptcy of the issuer. Lower rated municipal bonds are subject to greater credit and market risk than higher quality municipal bonds. The types of municipal

PIMCO Real Return Fund Prospectus	43

bonds in which the Fund may invest include municipal lease obligations. The Fund may also invest in securities issued by entities whose underlying assets are municipal bonds.

The Fund may invest, without limitation, in residual interest bonds, which are created by depositing municipal securities in a trust and dividing the income stream of an underlying municipal bond in two parts, one, a variable rate security and the other, a residual interest bond. The interest rate for the variable rate security is determined by an index or an auction process held approximately every 7 to 35 days, while the residual interest bond holder receives the balance of the income from the underlying municipal bond less an auction fee. The market prices of residual interest bonds may be highly sensitive to changes in market rates and may decrease significantly when market rates increase.

Mortgage-Related and Other Asset-Backed Securities

The Fund may invest in mortgage- or other asset-backed securities. The Fund may invest all of its assets in such securities. Mortgage-related securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property.

The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. If unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of the security can be expected to increase. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity from these securities. The Fund may invest up to 5% of its total assets in any combination of mortgage-related or other asset-backed IO, PO, or inverse floater securities.

44	PIMCO Real Return Fund Prospectus

The Fund may invest in collateralized debt obligations (“CDOs”), which includes collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high-risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The Fund may invest in other asset-backed securities that have been offered to investors.

Loan Participations and Assignments

The Fund may invest in fixed- and floating-rate loans, which investments generally will be in the form of loan participations and assignments of portions of such loans. Participations and assignments involve special types of risk, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. If the Fund purchases a participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower.

Corporate Debt Securities

Corporate debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates rise, the value of corporate debt securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

High Yield Securities

Securities rated lower than Baa by Moody’s or lower than BBB by S&P are sometimes referred to as “high yield” or “junk” bonds. Investing in high yield securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields, high yield securities typically entail greater potential price volatility and may be less liquid than higher-rated securities. High yield securities may be regarded as predominately speculative with respect to the issuer’s continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities.

Variable and Floating Rate Securities

Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The Fund may invest in floating rate debt instruments (“floaters”) and engage in

PIMCO Real Return Fund Prospectus	45

credit spread trades. While floaters provide a certain degree of protection against rises in interest rates, the Fund will participate in any declines in interest rates as well. The Fund may also invest in inverse floating rate debt instruments (“inverse floaters”). An inverse floater may exhibit greater price volatility than a fixed rate obligation of similar credit quality. The Fund may invest up to 5% of its total assets in any combination of mortgage-related or other asset-backed IO, PO, or inverse floater securities.

Inflation-Indexed Bonds

Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Short-term increases in inflation may lead to a decline in value. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Event-Linked Exposure

The Fund may obtain event-linked exposure by investing in “event-linked bonds” or “event-linked swaps” or implement “event-linked strategies.” Event-linked exposure results in gains or losses that typically are contingent, or formulaically related to defined trigger events. Examples of trigger events include hurricanes, earthquakes, weather-related phenomena, or statistics relating to such events. Some event-linked bonds are commonly referred to as “catastrophe bonds.” If a trigger event occurs, the Fund may lose a portion or its entire principal invested in the bond or notional amount on a swap. Event-linked exposure often provides for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. Event-linked exposure may also expose the Fund to certain unanticipated risks including credit risk, counterparty risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences. Event-linked exposures may also be subject to liquidity risk.

46	PIMCO Real Return Fund Prospectus

Convertible and Equity Securities

The Fund may invest in convertible securities. Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, that are convertible into or exercisable for common stock at a stated price or rate. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security will normally also provide income and is subject to interest rate risk. Convertible securities may be lower-rated securities subject to greater levels of credit risk. The Fund may be forced to convert a security before it would otherwise choose, which may have an adverse effect on the Fund’s ability to achieve its investment objective.

While the Fund intends to invest primarily in fixed income securities, it may invest in convertible securities or equity securities. While some countries or companies may be regarded as favorable investments, pure fixed income opportunities may be unattractive or limited due to insufficient supply, or legal or technical restrictions. In such cases, the Fund may consider convertible securities or equity securities to gain exposure to such investments.

Equity securities generally have greater price volatility than fixed income securities. The market price of equity securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally or particular industries represented in those markets. The value of an equity security may also decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Foreign (Non-U.S.) Securities

The Fund may invest in foreign (non-U.S.) securities. Investing in foreign securities involves special risks and considerations not typically associated with investing in U.S. securities. Shareholders should consider carefully the substantial risks involved for the Fund’s investments in securities issued by foreign companies and governments of foreign countries. These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; and political instability. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. The securities markets, values of securities, yields and risks associated with foreign securities markets may change independently of each other. Also, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic

PIMCO Real Return Fund Prospectus	47

securities and therefore may exhibit greater price volatility. Investments in foreign securities may also involve higher custodial costs than domestic investments and additional transaction costs with respect to foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in foreign currencies.

The Fund also may invest in sovereign debt issued by governments, their agencies or instrumentalities, or other government-related entities. Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In addition, there is no bankruptcy proceeding by which defaulted sovereign debt may be collected.

•Emerging Market Securities.  The Fund may invest up to 10% of its total assets in securities of issuers based in countries with developing (or “emerging market”) economies.

A security is economically tied to an emerging market country if it is principally traded on the country’s securities markets, or the issuer is organized or principally operates in the country, derives a majority of its income from its operations within the country, or has a majority of its assets in the country. The adviser has broad discretion to identify and invest in countries that it considers to qualify as emerging securities markets. However, an emerging securities market is generally considered to be one located in any country that is defined as an emerging or developing economy by the World Bank or its related organizations, or the United Nations or its authorities. In making investments in emerging market securities, the Funds emphasize countries with relatively low gross national product per capita and with the potential for rapid economic growth. The adviser will select the country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, and any other specific factors it believes to be relevant.

Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in foreign, developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging markets securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial

48	PIMCO Real Return Fund Prospectus

reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause the Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

The Fund may invest in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with a debt restructuring. Investments in Brady Bonds may be viewed as speculative. Brady Bonds acquired by the Fund may be subject to restructuring arrangements or to requests for new credit, which may cause the Fund to suffer a loss of interest or principal on any of its holdings.

Foreign (Non-U.S.) Currencies

If the Fund that invests directly in foreign currencies or in securities that trade in, or receive revenues in, foreign currencies will be subject to currency risk. Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments.

• Foreign Currency Transactions.  If the Fund invests in securities denominated in foreign currencies it may engage in foreign currency transactions on a spot (cash) basis, and enter into forward foreign currency exchange contracts and invest in foreign currency futures contracts and options on foreign currencies and futures. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract, reduces a Fund’s exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. The effect on the value of the Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. A contract to sell foreign currency would limit any potential gain which might be realized if the value of the hedged currency increases. The Fund may enter into these contracts to hedge against foreign exchange risk, to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in such transactions at any given time or from time to time. Also, such transactions may not be successful and may eliminate any chance for the Fund to benefit from favorable fluctuations in relevant foreign currencies. The Fund may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when

PIMCO Real Return Fund Prospectus	49

exchange rates between the two currencies are positively correlated. The Fund will segregate or “earmark” assets determined to be liquid by PIMCO to cover its obligations under forward foreign currency exchange contracts entered into for non-hedging purposes.

Repurchase Agreements

The Fund may enter into repurchase agreements, in which the Fund purchases a security from a bank or broker-dealer, which agrees to repurchase the security at the Fund’s cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Reverse Repurchase Agreements, Dollar Rolls and Other Borrowings

The Fund may enter into reverse repurchase agreements and dollar rolls, subject to the Fund’s limitations on borrowings. A reverse repurchase agreement or dollar roll involves the sale of a security by the Fund and its agreement to repurchase the instrument at a specified time and price, and may be considered a form of borrowing for some purposes. The Fund will segregate or “earmark” assets determined to be liquid by PIMCO or otherwise to cover its obligations under reverse repurchase agreements, dollar rolls, and other borrowings. Reverse repurchase agreements, dollar rolls and other forms of borrowings may create leveraging risk for the Fund.

The Fund may borrow money to the extent permitted under the 1940 Act. This means that, in general, the Fund may borrow money from banks for any purpose on a secured basis in an amount up to  1/3 of the Fund’s total assets. The Fund may also borrow money for temporary administrative purposes on an unsecured basis in an amount not to exceed 5% of the Fund’s total assets.

Derivatives

The Fund may, but is not required to, use derivative instruments for risk management purposes or as part of its investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. Examples of derivative instruments include options contracts, futures contracts, options on futures contracts and swap agreements (including, but not limited to, credit default swaps). The Fund may invest some or all of its assets in derivative instruments. A portfolio manager may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by the Fund will succeed. A description of these and other derivative instruments that the Fund may use are described under “Investment Objectives and Policies” in the Statement of Additional Information.

50	PIMCO Real Return Fund Prospectus

The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments. A description of various risks associated with particular derivative instruments is included in “Investment Objectives and Policies” in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Fund.

Management Risk.  Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

Credit Risk.  The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a “counterparty”) to make required payments or otherwise comply with the contract’s terms. Additionally, credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company on which the credit default swap is based.

Liquidity Risk.  Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Leverage Risk.  Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When the Fund uses derivatives for leverage, investments in the Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, the Fund will segregate or “earmark” assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under derivative instruments.

Lack of Availability.  Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, the portfolio manager may wish to retain the Fund’s position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other suitable counterparty can be found. There is no assurance that the Fund will engage in derivatives transactions at any time or from time to time. The Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.

PIMCO Real Return Fund Prospectus	51

Market and Other Risks.  Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to the Fund’s interest. If a portfolio manager incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for the Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. The Fund may also have to buy or sell a security at a disadvantageous time or price because the Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, the Fund’s use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments.

Real Estate Investment Trusts (REITs)

REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. Some REITs also finance real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is not taxed on the income distributed to shareholders. Therefore, REITs tend to pay higher dividends than other issuers.

REITs can be divided into three basic types: Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property. They derive their income primarily from rents received and any profits on the sale of their properties. Mortgage REITs invest the majority of their assets in real estate mortgages and derive most of their income from mortgage interest payments. As its name suggests, Hybrid REITs combine characteristics of both Equity REITs and Mortgage REITs.

An investment in a REIT, or in a real-estate linked derivative instrument linked to the value of a REIT, is subject to the risks that impact the value of the underlying properties of the REIT. These risks include loss to casualty or condemnation, and changes in supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. Other factors that may adversely affect REITs include poor performance by management of the REIT, changes to the tax laws, or failure by the REIT to qualify for tax-free distribution of income. REITs are also subject to default by borrowers and self-liquidation, and are heavily

52	PIMCO Real Return Fund Prospectus

dependent on cash flow. Some REITs lack diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. Mortgage REITs may be impacted by the quality of the credit extended.

Delayed Funding Loans and Revolving Credit Facilities

The Fund may also enter into, or acquire participations in, delayed funding loans and revolving credit facilities, in which a lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. These commitments may have the effect of requiring the Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will segregate or “earmark” assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees in an amount sufficient to meet such commitments. Delayed funding loans and revolving credit facilities are subject to credit, interest rate and liquidity risk and the risks of being a lender.

When-Issued, Delayed Delivery and Forward Commitment Transactions

The Fund may purchase securities which it is eligible to purchase on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date. This risk is in addition to the risk that the Fund’s other assets will decline in value. Therefore, these transactions may result in a form of leverage and increase the Fund’s overall investment exposure. Typically, no income accrues on securities the Fund has committed to purchase prior to the time delivery of the securities is made, although the Fund may earn income on securities it has segregated or “earmarked” to cover these positions.

Short Sales

The Fund may make short sales as part of its overall portfolio management strategies or to offset a potential decline in value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. Short sales expose the Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as “covering” the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. If the Fund makes a short sale, it must segregate or “earmark” assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees or otherwise cover its position in a permissible manner.

PIMCO Real Return Fund Prospectus	53

Illiquid Securities

The Fund may invest up to 15% of its net assets in illiquid securities. Certain illiquid securities may require pricing at fair value as determined in good faith under the supervision of the Board of Trustees. A portfolio manager may be subject to significant delays in disposing of illiquid securities, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Loans of Portfolio Securities

For the purpose of achieving income, the Fund may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see “Investment Objectives and Policies” in the Statement of Additional Information for details. When the Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. The Fund may pay lending fees to a party arranging the loan.

Portfolio Turnover

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

Temporary Defensive Strategies

For temporary or defensive purposes, the Fund may invest without limit in U.S. debt securities, including taxable securities and short-term money market securities, when PIMCO deems it

54	PIMCO Real Return Fund Prospectus

appropriate to do so. When the Fund engages in such strategies, it may not achieve its investment objective.

Changes in Investment Objectives and Policies

The investment objective of the Fund is fundamental and may not be changed without shareholder approval. Unless otherwise stated, all investment policies of the Fund may be changed by the Board of Trustees without shareholder approval.

Percentage Investment Limitations

Unless otherwise stated, all percentage limitations on Fund investments listed in this prospectus will apply at the time of investment. The Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment.

Credit Ratings and Unrated Securities

Rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. Appendix A to this prospectus describes the various ratings assigned to fixed income securities by Moody’s and S&P. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risks. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. The Fund will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. PIMCO does not rely solely on credit ratings, and develops its own analysis of issuer credit quality.

The Fund may purchase unrated securities (which are not rated by a rating agency) if its portfolio manager determines that the security is of comparable quality to a rated security that the Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the portfolio manager may not accurately evaluate the security’s comparative credit rating. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher- quality fixed income securities. To the extent that the Fund invests in high yield and/or unrated securities, the Fund’s success in achieving its investment objective may depend more heavily on the portfolio manager’s creditworthiness analysis than if the Fund invested exclusively in higher-quality and rated securities.

Other Investments and Techniques

The Fund may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this prospectus. These securities and techniques may subject the Fund to additional risks. Please see the Statement of Additional Information for additional information about the securities and investment techniques described in this prospectus and about additional securities and techniques that may be used by the Fund.

PIMCO Real Return Fund Prospectus	55

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of Class A, Class B and Class C shares of the Fund for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a particular class of shares of the Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, are included in the Trust’s annual report to shareholders. The annual and semi-annual reports are incorporated by reference in the Statement of Additional Information and are available free of charge upon request from the Distributor. Note: All footnotes to the financial highlights table appear at the end of the tables.

Year or Period Ended	Net Asset Value Beginning of Period	Net Investment Income (Loss)+(a)	Net Realized and Unrealized Gain (Loss) on Investments+(a)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains
Real Return Fund
Class A
03/31/2005	$11.79	$0.36	$(0.03)	$0.33	$(0.38)	$(0.32)
03/31/2004	11.42	0.33	0.90	1.23	(0.35)	(0.51)
03/31/2003	10.29	0.44	1.32	1.76	(0.48)	(0.15)
03/31/2002	10.40	0.31	0.13	0.44	(0.45)	(0.10)
03/31/2001	9.92	0.71	0.61	1.32	(0.76)	(0.08)
Class B
03/31/2005	11.79	0.29	(0.04)	0.25	(0.30)	(0.32)
03/31/2004	11.42	0.25	0.89	1.14	(0.26)	(0.51)
03/31/2003	10.29	0.36	1.31	1.67	(0.39)	(0.15)
03/31/2002	10.40	0.23	0.13	0.36	(0.37)	(0.10)
03/31/2001	9.92	0.64	0.60	1.24	(0.68)	(0.08)
Class C
03/31/2005	11.79	0.31	(0.03)	0.28	(0.33)	(0.32)
03/31/2004	11.42	0.27	0.90	1.17	(0.29)	(0.51)
03/31/2003	10.29	0.38	1.32	1.70	(0.42)	(0.15)
03/31/2002	10.40	0.25	0.13	0.38	(0.39)	(0.10)
03/31/2001	9.92	0.68	0.59	1.27	(0.71)	(0.08)

+	As a result of a change in generally accepted accounting principles, the Fund has reclassified periodic payments made or received for certain derivative instruments, which were previously included within miscellaneous income, to a component of realized gain (loss) in the Statement of Operations. The effects of these reclassifications are noted in the discussion of Swap Agreements in the Notes to the Financial Statements in the March 31, 2005 Annual Report.
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 0.90%.
(c)	Ratio of expenses to average net assets excluding interest expense is 1.65%.
(d)	Ratio of expenses to average net assets excluding interest expense is 1.40%.

56	PIMCO Real Return Fund Prospectus

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000’s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets+	Portfolio Turnover Rate

$0.00	$(0.70)	$11.42	3.00%	$3,327,325	0.90%		3.11%	369%
0.00	(0.86)	11.79	11.24	2,503,472	0.90		2.85	308
0.00	(0.63)	11.42	17.46	1,482,474	0.91	(b)	3.97	191
0.00	(0.55)	10.29	4.22	527,616	0.90		3.07	237
0.00	(0.84)	10.40	13.97	95,899	0.94	(b)	7.01	202

0.00	(0.62)	11.42	2.23	1,257,959	1.65		2.51	369
0.00	(0.77)	11.79	10.41	1,279,605	1.65		2.18	308
0.00	(0.54)	11.42	16.59	1,019,107	1.66	(c)	3.21	191
0.00	(0.47)	10.29	3.44	367,369	1.65		2.21	237
0.00	(0.76)	10.40	13.12	54,875	1.69	(c)	6.31	202

0.00	(0.65)	11.42	2.48	2,451,603	1.40		2.67	369
0.00	(0.80)	11.79	10.69	2,088,573	1.40		2.39	308
0.00	(0.57)	11.42	16.88	1,464,288	1.41	(d)	3.44	191
0.00	(0.49)	10.29	3.70	516,693	1.40		2.47	237
0.00	(0.79)	10.40	13.42	81,407	1.44	(d)	6.67	202

PIMCO Real Return Fund Prospectus	57

Appendix A

Description of Securities Ratings

The Fund’s investments may range in quality from securities rated in the lowest category in which the Fund is permitted to invest to securities rated in the highest category (as rated by Moody’s or S&P or, if unrated, determined by PIMCO to be of comparable quality). The percentage of the Fund’s assets invested in securities in a particular rating category will vary. The following terms are generally used to describe the credit quality of fixed income securities:

High Quality Debt Securities are those rated in one of the two highest rating categories (the highest category for commercial paper) or, if unrated, deemed comparable by PIMCO.

Investment Grade Debt Securities are those rated in one of the four highest rating categories or, if unrated, deemed comparable by PIMCO.

Below Investment Grade, High Yield Securities (“Junk Bonds”) are those rated lower than Baa by Moody’s or BBB by S&P and comparable securities. They are considered predominantly speculative with respect to the issuer’s ability to repay principal and interest.

The following is a description of Moody’s and S&P’s rating categories applicable to fixed income securities.

Moody’s Investors Service, Inc.

Moody’s Long-Term Ratings: Bonds and Preferred Stock

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than with Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be

A-1	PIMCO Real Return Fund Prospectus

very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody’s applies numerical modifiers, 1, 2, and 3 in each generic rating classified from Aa through Caa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Corporate Short-Term Debt Ratings

Moody’s short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. Obligations relying upon support mechanisms such as letters of credit and bonds of indemnity are excluded unless explicitly rated.

Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in

PIMCO Real Return Fund Prospectus	A-2

changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

Short-Term Municipal Bond Ratings

There are three rating categories for short-term municipal bonds that define an investment grade situation, which are listed below. In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents an evaluation of the degree of risk associated with scheduled principal and interest payments, and the other represents an evaluation of the degree of risk associated with the demand feature. The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1. MIG ratings terminate at the retirement of the obligation while VMIG rating expiration will be a function of each issue’s specific structural or credit features.

MIG 1/VMIG 1: This designation denotes superior quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: This designation denotes strong quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3: This designation denotes acceptable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

SG: This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

Standard & Poor’s Rating Services

Corporate and Municipal Bond Ratings

Investment Grade

AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic

A-3	PIMCO Real Return Fund Prospectus

conditions, or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Speculative Grade

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC: Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC: The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C: The rating C is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI: The rating CI is reserved for income bonds on which no interest is being paid.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional ratings: The letter “p” indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the

PIMCO Real Return Fund Prospectus	A-4

successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

r: The “r” is attached to highlight derivative, hybrid, and certain other obligations that S&P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities.

The absence of an “r” symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R.: Not rated.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Commercial Paper Rating Definitions

An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from A for the highest quality obligations to D for the lowest. These categories are as follows:

A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B: Issues rated B are regarded as having only speculative capacity for timely payment.

C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

A commercial paper rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to S&P by the issuer or obtained from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.

A-5	PIMCO Real Return Fund Prospectus

PIMCO Funds

The Trust’s Statement of Additional Information (“SAI”) and annual and semi-annual reports to shareholders include additional information about the Fund. The SAI and the financial statements included in the Fund’s most recent annual report to shareholders are incorporated by reference into this prospectus, which means they are part of this Prospectus for legal purposes. The Fund’s annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

The SAI includes the Allianz Funds and PIMCO Funds Shareholders’ Guide for Class A, B, C and R Shares, a separate booklet which contains more detailed information about Fund purchase, redemption and exchange options and procedures and other information about the Fund. You can get a free copy of the Guide together with or separately from the rest of the SAI.

You may get free copies of any of these materials, request other information about the Fund, or make shareholder inquiries by calling 1-800-426-0107, or by writing to:

Allianz Global Investors Distributors LLC

2187 Atlantic Street

Stamford, CT 06902

You may review and copy information about the Trust, including its SAI, at the Securities and Exchange Commission’s public reference room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the public reference room. You may also access reports and other information about the Trust on the Commission’s Web site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102, or by e-mailing your request to publicinfo@sec.gov.

You can also visit our Web site at www.allianzinvestors.com for additional information about the Funds, including the SAI and the annual and semi-annual reports.

Investment Company Act File number 811-5028

PIMCO Funds

Investment Adviser and Administrator	PIMCO, 840 Newport Center Drive, Newport Beach, CA 92660
Distributor	Allianz Global Investors Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902-6896
Custodian	State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO 64105
Shareholder Servicing Agent and Transfer Agent	PFPC Inc., P.O. Box 9688, Providence, RI 02940-9688
Independent Registered Public Accounting Firm	PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO 64105
Legal Counsel	Dechert LLP, 1775 I Street N.W., Washington, D.C. 20006-2401
For further information about the PIMCO Funds, call 1-800-426-0107 or visit our Web site at www.allianzinvestors.com.

Not part of the prospectus

The PIMCO Funds & Allianz Funds Family

The PIMCO Funds & Allianz Funds offer access to the world-class investment firms of Allianz Global Investors–one of the world’s largest asset management companies, with more than $1 trillion under management (as of 12/31/04).

The PIMCO Funds are managed by PIMCO, widely recognized as one of the premier bond managers in the world. The PIMCO Funds cover the fixed-income spectrum, and also include the innovative Real Return Strategy and IndexPLUS funds. PIMCO Total Return Fund is the largest bond fund in the U.S.**

The Allianz Funds are managed by institutional equity managers, including the Allianz-owned investment firms NFJ Investment Group, Oppenheimer Capital, RCM Capital Management, Nicholas-Applegate Capital Management and PEA Capital. The Allianz Funds represent a wide range of investment strategies, including growth and value, small-, mid- and large-cap, domestic and international portfolios.

PIMCO Funds		Allianz Funds
Short-Duration Bond	Tax-Exempt Bond	Value Stock	International Stock
PIMCO Short-Term	PIMCO Short Duration Municipal	NFJ Dividend Value	NACM Global
PIMCO Low Duration	Income	NFJ Large-Cap Value	RCM Global Small-Cap
PIMCO Floating Income	PIMCO Municipal Bond	OCC Renaissance	NFJ International Value
Core Bond	PIMCO California Intermediate	OCC Value	NACM International
PIMCO Total Return	Municipal Bond	NACM Flex-Cap Value	RCM International
Government/Mortgage Bond	PIMCO California Municipal Bond	NFJ Small-Cap Value	Growth Equity
PIMCO Long-Term U.S. Government	PIMCO New York Municipal Bond	Blend Stock	NACM Pacific Rim
PIMCO GNMA	Real Return Strategy	PEA Growth & Income	Sector-Related Stock
PIMCO Total Return Mortgage	PIMCO Real Return	CCM Capital Appreciation	RCM Global Healthcare
Corporate Bond	PIMCO CommodityRealReturn	OCC Core Equity	RCM Biotechnology
PIMCO Diversified Income	Strategy	CCM Mid-Cap	RCM Global Technology
PIMCO High Yield	PIMCO RealEstateRealReturn Strategy	Growth Stock	RCM Innovation*
PIMCO Investment Grade	PIMCO All Asset	RCM Large-Cap Growth	Balanced
Corporate Bond	PIMCO All Asset All Authority	RCM Targeted Core Growth	AMM Asset Allocation
International Bond	IndexPLUS	PEA Growth
PIMCO Global Bond	PIMCO StocksPLUS	NACM Growth
(U.S. Dollar-Hedged)	PIMCO StocksPLUS Total Return	RCM Mid-Cap
PIMCO Foreign Bond	PIMCO International StocksPLUS	PEA Target
(U.S. Dollar-Hedged)	TR Strategy	PEA Opportunity
PIMCO Foreign Bond (Unhedged)	PIMCO Fundamental IndexPLUS
PIMCO Emerging Markets Bond	PIMCO Fundamental IndexPLUS TR
PIMCO Developing Local Markets

www.allianzinvestors.com

*	Proposed to merge with RCM Global Technology Fund on or about April 29, 2005.
**	As of 1/31/05 according to SimFunds.

This cover is not part of the Prospectus		AZ692_12645
Allianz Global Investors Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902

PIMCO Funds Prospectus

July 29, 2005

Share Class

Adv Advisor

SHORT DURATION BOND FUNDS

Money Market Fund	Low Duration Fund II
Short-Term Fund	Low Duration Fund III
Low Duration Fund

INTERMEDIATE DURATION BOND FUNDS

GNMA Fund	Total Return Fund III
Moderate Duration Fund	Total Return Mortgage Fund
Total Return Fund	Investment Grade Corporate Bond Fund
Total Return Fund II	High Yield Fund

LONG DURATION BOND FUNDS

Long-Term U.S. Government Fund

REAL RETURN FUNDS

Real Return Fund	Real Return Asset Fund
Real Return Fund II	CommodityRealReturn Strategy Fund

TAX EXEMPT BOND FUNDS

Short Duration Municipal Income Fund	California Intermediate Municipal Bond Fund
Municipal Bond Fund	California Municipal Bond Fund
New York Municipal Bond Fund

INTERNATIONAL BOND FUNDS

Global Bond Fund (Unhedged)	Foreign Bond Fund (U.S. Dollar-Hedged)
Global Bond Fund (U.S. Dollar-Hedged)	Emerging Markets Bond Fund

STRATEGIC ASSET ALLOCATION FUNDS

All Asset Fund

CONVERTIBLE FUNDS

Convertible Fund	European Convertible Fund

EQUITY-RELATED FUNDS

StocksPLUS Fund	StocksPLUS Total Return Fund

This cover is not part of the Prospectus	[LOGO]

PIMCO Funds Prospectus

PIMCO Funds

July 29, 2005

Share Class

Advisor

This prospectus describes 32 mutual funds offered by PIMCO Funds (the “Trust”). The Funds provide access to the professional investment advisory services offered by Pacific Investment Management Company LLC (“PIMCO”). As of June 30, 2005, PIMCO managed approximately $493 billion in assets. The firm’s institutional heritage is reflected in the PIMCO Funds offered in this prospectus.

This prospectus explains what you should know about the Funds before you invest. Please read it carefully.

The Securities and Exchange Commission has not approved or disapproved these securities, or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

1

2

How Fund Shares Are Priced	151

Fund Distributions	153

Tax Consequences	153

Characteristics and Risks of Securities and Investment Techniques	155

Financial Highlights	164

Appendix A — Description of Securities Ratings	A-1

3

Summary Information

The table below compares certain investment characteristics of the Funds. Other important characteristics are described in the individual Fund Summaries beginning on page 9. Following the table are certain key concepts which are used throughout the prospectus.

Main Investments			Duration	Credit Quality(1)	Non- U.S. Dollar Denominated Securities(2)
Short Duration Bond Funds	Money Market	Money market instruments	≤ 90 days dollar-weighted average maturity	Min 95% Prime 1; ≤ 5% Prime 2	0%

	Short-Term	Money market instruments and short maturity fixed income securities	0-1 year	B to Aaa; max 10% below Baa	0-10%

	Low Duration	Short maturity fixed income securities	1-3 years	B to Aaa; max 10% below Baa	0-30%

	Low Duration II	Short maturity fixed income securities with quality and non-U.S. issuer restrictions	1-3 years	A to Aaa	0%

	Low Duration III	Short maturity fixed income securities with prohibitions on firms engaged in socially sensitive practices	1-3 years	B to Aaa; max 10% below Baa	0-30%

Intermediate Duration Bond Funds	GNMA	Short and intermediate maturity mortgage-related fixed income securities issued by the Government National Mortgage Association	1-7 years	Baa to Aaa; max 10% below Aaa	0%

	Moderate Duration	Short and intermediate maturity fixed income securities	2-5 years	B to Aaa; max 10% below Baa	0-30%

	Total Return	Intermediate maturity fixed income securities	3-6 years	B to Aaa; max 10% below Baa	0-30%

	Total Return II	Intermediate maturity fixed income securities with quality restrictions	3-6 years	Baa to Aaa	0%

	Total Return III	Intermediate maturity fixed income securities with prohibitions on firms engaged in socially sensitive practices	3-6 years	B to Aaa; max 10% below Baa	0-30%

	Total Return Mortgage	Short and intermediate maturity mortgage-related fixed income securities	1-7 years	Baa to Aaa; max 10% below Aaa	0%

	Investment Grade Corporate Bond	Corporate fixed income securities	3-7 years	B to Aaa; max 10% below Baa	0-30%

	High Yield	Higher yielding fixed income securities	2-6 years	Caa to Aaa; min 80% below Baa subject to max 5% Caa	0-20	%(3)

Long Duration Bond Funds	Long-Term U.S. Government	Long-term maturity fixed income securities	≥ 8 years	A to Aaa	0%

4

Real Return Funds	Real Return	Inflation-indexed fixed income securities	+/- 2 years of its Index	B to Aaa; max 10% below Baa	0-30%

	Real Return II	Inflation-indexed fixed income securities with quality and non-U.S. dominated restrictions	+/- 2 years of its Index	Baa to Aaa	0%

	Real Return Asset	Inflation-indexed fixed income securities	+/- 3 years of its Index	B to Aaa; max 20% below Baa	0-30%

	CommodityRealReturn Strategy	Commodity-linked derivatives backed by a portfolio of inflation-indexed and other fixed income securities	0-10 years	B to Aaa; max 10% below Baa	0-30%

Tax Exempt Bond Funds	Short Duration Municipal Income	Short to intermediate maturity municipal securities (exempt from federal income tax)	0-3 years	Baa to Aaa	0%

	Municipal Bond	Intermediate to long-term maturity municipal securities (exempt from federal income tax)	3-10 years	Ba to Aaa; max 10% below Baa	0%

	California Intermediate Municipal Bond	Intermediate maturity municipal securities (exempt from federal and California income tax)	3-7 years	B to Aaa; max 10% below Baa	0%

	California Municipal Bond	Intermediate to long-term maturity municipal securities (exempt from federal and California income tax)	3-12 years	B to Aaa; max 10% below Baa	0%

	New York Municipal Bond	Intermediate to long-term maturity municipal securities (exempt from federal and New York income tax)	3-12 years	B to Aaa; max 10% below Baa	0%

International Bond Funds	Global Bond (Unhedged)	U.S. and non-U.S. intermediate maturity fixed income securities	3-7 years	B to Aaa; max 10% below Baa	25-75	%(3)

	Global Bond (U.S. Dollar-Hedged)	U.S. and hedged non-U.S. intermediate maturity fixed income securities	3-7 years	B to Aaa; max 10% below Baa	25-75	%(3)

	Foreign Bond (U.S. Dollar-Hedged)	Intermediate maturity hedged non-U.S. fixed income securities	3-7 years	B to Aaa; max 10% below Baa	≥ 80	%(3)

	Emerging Markets Bond	Emerging market fixed income securities	0-8 years	Max 15% below B	≥ 80	%(3)

Strategic Asset Allocation Funds	All Asset	Other PIMCO Funds except the Strategic Balanced Fund	Average of Funds held(5)	Average of Funds held(5)	Average of Funds held(4)

Convertible Funds	Convertible	Convertible securities	N/A	Max 20% below B	0-30%

	European Convertible	European convertible securities	N/A	B to Aaa; max 40% below Baa	≥ 80	%(5)

5

Equity-Related Funds	StocksPLUS	S&P 500 stock index derivatives backed by a portfolio of short-term fixed-income securities	0-1 year	B to Aaa; max 10% below Baa	0-30%

	StocksPLUS Total Return	S&P 500 stock index derivatives backed by a portfolio of short and intermediate maturity fixed-income securities	1-6 years	B to Aaa; max 10% below Baa	0-30%

(1)	As rated by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Service (“S&P”), or if unrated, determined by PIMCO to be of comparable quality.
(2)	Each Fund (except the California Intermediate Municipal Bond, California Municipal Bond, Long-Term U.S. Government, Low Duration II, Municipal Bond, New York Municipal Bond, Short Duration Municipal Income and Total Return II Funds) may invest beyond these limits in U.S. dollar-denominated securities of non-U.S. issuers.
(3)	The percentage limitation relates to securities of non-U.S. issuers denominated in any currency.
(4)	The Fund does not invest in securities directly, but in other PIMCO Funds.
(5)	The percentage limitation relates to convertible securities issued by, or convertible into, an issuer located in any European country.

6

Summary Information (continued)

Fixed Income Instruments

Consistent with each Fund’s investment policies, each Fund invests in “Fixed Income Instruments,” which as used in this prospectus includes:

•	securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (“U.S. Government Securities”);

•	corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;

•	mortgage-backed and other asset-backed securities;

•	inflation-indexed bonds issued both by governments and corporations;

•	structured notes, including hybrid or “indexed” securities, event-linked bonds and loan participations;

•	delayed funding loans and revolving credit facilities;

•	bank certificates of deposit, fixed time deposits and bankers’ acceptances;

•	repurchase agreements and reverse repurchase agreements;

•	debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;

•	obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and

•	obligations of international agencies or supranational entities.

The “Fixed Income Funds” are the California Intermediate Municipal Bond, California Municipal Bond, Emerging Markets Bond, Foreign Bond (U.S. Dollar-Hedged), Global Bond (Unhedged), Global Bond (U.S. Dollar-Hedged), GNMA, High Yield, Investment Grade Corporate Bond, Long-Term U.S. Government, Low Duration, Low Duration II, Low Duration III, Moderate Duration, Money Market, Municipal Bond, New York Municipal Bond, Real Return, Real Return II, Real Return Asset, Short Duration Municipal Income, Short-Term, Total Return, Total Return II, Total Return III and Total Return Mortgage Funds. Each Fixed Income Fund differs from the others primarily in the length of the Fund’s duration or the proportion of its investments in certain types of fixed income securities.

The Funds may invest in derivatives based on Fixed Income Instruments.

Securities issued by U.S. government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury.

Duration

Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. Similarly, a Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration. By way of example, the price of a bond fund with a duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point.

Credit Ratings

In this prospectus, references are made to credit ratings of debt securities, which measure an issuer’s expected ability to pay principal and interest over time. Credit ratings are determined by rating organizations, such as S&P or Moody’s. The following terms are generally used to describe the credit quality of debt securities depending on the security’s credit rating or, if unrated, credit quality as determined by PIMCO:

•	high quality

•	investment grade

•	below investment grade (“high yield securities” or “junk bonds”)

7

For a further description of credit ratings, see “Appendix A—Description of Securities Ratings.” As noted in Appendix A, S&P and Moody’s may modify their ratings of securities to show relative standing within a rating category, with the addition of numerical modifiers (1, 2 or 3) in the case of S&P, and with the addition of a plus (+) or minus (-) sign in the case of Moody’s. A Fund may purchase a security, regarding of any rating modification, provided the security is rated at or above the Fund’s minimum rating category. For example, a Fund may purchase a security rated B3 by S&P, or B- by Moody’s, provided the Fund may purchase securities rated B.

Fund Descriptions, Performance and Fees

The Funds provide a broad range of investment choices. The following summaries identify each Fund’s investment objective, principal investments and strategies, principal risks, performance information and fees and expenses. A more detailed “Summary of Principal Risks” describing principal risks of investing in the Funds begins after the Fund Summaries. Investors should be aware that the investments made by a Fund and the results achieved by a Fund at any given time are not expected to be the same as those made by other mutual funds for which PIMCO acts as investment adviser, including mutual funds with names, investment objectives and policies similar to the Funds. Please see “Disclosure of Portfolio Holdings” in the Statement of Additional Information for information about the availability of the complete schedule of each Fund’s holdings.

It is possible to lose money on investments in the Funds.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Investments made by the All Asset Fund

The All Asset Fund is intended for investors who prefer to have their asset allocation decisions made by professional money managers. The All Asset Fund may invest in any other Funds of the Trust except the All Asset All Authority Fund. Though it is anticipated that the All Asset Fund will not currently invest in the European StocksPLUS TR Strategy, Far East (ex-Japan) StocksPLUS TR Strategy, Japanese StocksPLUS TR Strategy, StocksPLUS Municipal-Backed and StocksPLUS TR Short Strategy Funds, the Fund may invest in these Funds in the future, without shareholder approval, at the discretion of the Fund’s asset allocation sub-adviser. The PIMCO Funds in which the All Asset and Strategic Balanced Funds invest are called Underlying Funds in this prospectus.

8

PIMCO All Asset Fund	Ticker Symbol: N/A (Adv. Class)

Principal Investments and Strategies	Investment Objective Seeks maximum real return, consistent with preservation of real capital and prudent investment management	Fund Focus Underlying PIMCO Funds Average Portfolio Duration Average of Funds held	Credit Quality Average of Funds held Dividend Frequency Declared and distributed quarterly

The Fund seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class shares of any other Fund of the Trust except the All Asset All Authority Fund. Though it is anticipated that the Fund will not currently invest in the European StocksPLUS TR Strategy, Far East (ex-Japan) StocksPLUS TR Strategy, Japanese StocksPLUS TR Strategy, StocksPLUS Municipal-Backed and StocksPLUS TR Short Strategy Funds, the Fund may invest in these Funds in the future, without shareholder approval, at the discretion of the Fund’s asset allocation sub-adviser. The PIMCO Funds in which the All Asset Fund may invest are called Underlying Funds in this prospectus. The Fund invests its assets in shares of the Underlying Funds and does not invest directly in stocks or bonds of other issuers. Research Affiliates, LLC, the Fund’s asset allocation sub-adviser, determines how the Fund allocates and reallocates its assets among the Underlying Funds. The asset allocation sub-adviser attempts to diversify the Fund’s assets broadly among the Underlying Funds. Please see the “Description of the Underlying Funds” in this prospectus for information about the Underlying Funds.

The Fund may invest in any or all of the Underlying Funds, but will not normally invest in every Underlying Fund at any particular time. The Fund’s investment in a particular Underlying Fund normally will not exceed 50% of its total assets. The Fund’s combined investments in the International StocksPLUS TR Strategy, StocksPLUS and StocksPLUS Total Return Funds normally will not exceed 50% of its total assets. In addition, the Fund’s combined investments in the CommodityRealReturn Strategy, Real Return, Real Return II, Real Return Asset and RealEstateRealReturn Strategy Funds normally will not exceed 75% of its total assets. The Fund’s assets are not allocated according to a predetermined blend of shares of the Underlying Funds. Instead, when making allocation decisions among the Underlying Funds, the Fund’s asset allocation sub-adviser considers various quantitative and qualitative data relating to the U.S. and foreign economies and securities markets. These data include projected growth trends in the U.S. and foreign economies, forecasts for interest rates and the relationship between short-and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity and fixed income markets and various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends data relating to trade balances and labor information. The Fund’s asset allocation sub-adviser has the flexibility to reallocate the Fund’s assets among any or all of the Underlying Funds based on its ongoing analyses of the equity, fixed income and commodity markets, although these shifts are not expected to be large or frequent in nature.

The Fund is a “fund of funds,” which is a term used to describe mutual funds that pursue their investment objective by investing in other mutual funds. The cost of investing in the Fund will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. By investing in the Fund, an investor will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Fund’s direct fees and expenses. In addition, the use of a fund of funds structure could affect the timing, amount and character of distributions to shareholders and may therefore increase the amount of taxes payable by shareholders. In addition to investing in the Underlying Funds, the Fund may invest in additional PIMCO Funds created in the future at the discretion of PIMCO and without shareholder approval. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund.

9

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect the net asset value, yield and total return of the Fund are:

• Allocation Risk	• Underlying Fund Risk	• Issuer Non-Diversification Risk

Among the principal risks of investing in the Underlying Funds, and consequently the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield • Market Risk • Issuer Risk • Liquidity Risk • Derivatives Risk	• Commodity Risk • Mortgage Risk • Foreign Investment Risk • European Concentration Risk • Real Estate Risk • Currency Risk • Issuer Non-Diversification Risk	• Leveraging Risk • Smaller Company Risk • Management Risk • California State-Specific Risk • New York State-Specific Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks associated with the Underlying Funds and an investment in the Fund.

Performance Information

The Fund measures its performance against two benchmarks. The Fund’s primary benchmark is the Lehman Brothers U.S. TIPS 1-10 Year Index, which is an unmanaged market index comprised of all U.S. inflation-linked indexed securities with maturities of 1 to 10 years. The Fund’s secondary benchmark is created by adding 5% to the annual percentage change in the Consumer Price Index (“CPI”) (specifically, the CPI for All Urban Consumers). The CPI measures inflation as experienced by consumers in their day-to-day living expenses. Specifically, the CPI is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. The CPI is periodically determined by the U.S. Department of Labor, Bureau of Labor Statistics.

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. This is because the Fund has not offered Advisor Class shares for a full calendar year. Although Advisor Class and Institutional Class shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Advisor Class performance would be lower than Institutional Class performance because of the higher expenses paid by Advisor Class shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

10

PIMCO All Asset Fund (continued)

Calendar Year Total Returns — Institutional Class

[LOGO]

15.98% ‘03

Calendar Year End (through 12/31)

More Recent Return Information
1/1/05 - 6/30/05	3.65%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (2nd Qtr. ’03)	6.21%

Lowest (2nd Qtr. ’04)	-3.68%

Average Annual Total Returns (for periods ended 12/31/04)

	1 Year	Fund Inception (7/31/02)
Institutional Class Return Before Taxes	11.85%	16.68%

Institutional Class Return After Taxes on Distributions(1)	9.53%	14.49%

Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	7.74%	13.05%

Lehman Brothers U.S. TIPS 1-10 Year Index(2)	7.10%	8.22%

CPI + 500 Basis Points(3)	8.57%	7.72%

Lipper Flexible Portfolio Funds Average(4)	11.84%	16.69%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Advisor Class shares will vary.
(2)	Lehman Brothers U.S. TIPS 1-10 Year Index is an unmanaged market index comprised of U.S. Treasury Inflation Linked Indexed securities having a maturity of at least 1 year and less than 10 years. It is not possible to invest directly in such an unmanaged index.
(3)	The CPI + 500 Basis Points benchmark is created by adding 5% to the annual percentage change in the Consumer Price Index (“CPI”). This index reflects non-seasonably adjusted returns. The Consumer Price Index is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the U.S. Department of Labor Statistics. There can be no guarantee that the CPI or other indexes will reflect the exact level of inflation at any given time. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(4)	The Lipper Flexible Portfolio Funds Average is a total return performance average of Funds tracked by Lipper, Inc. that allocate their investments across various asset classes, including domestic common stocks, bond and money market instruments with a focus on total return. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

11

Fees and Expenses of the Fund

These tables describe the fees and expenses (including Underlying Fund fees) you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Redemption Fee(1)	2.00%

(1)	Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Underlying Fund Expenses(2)	Net Fund Operating Expenses
Advisor	0.20%	0.25%	0.15%	0.60%	1.20%

(1)	“Other Expenses”, which are based on estimated amounts for the initial fiscal year of the class, reflect an administrative fee of 0.15%.
(2)	Underlying Fund Expenses for the Fund are estimated based upon an allocation of the Fund’s assets among the Underlying Funds and upon the total annual operating expenses of the Institutional Class shares of these Underlying Funds. Underlying Fund expenses will vary with changes in the expenses of the Underlying Funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown above. For a listing of the expenses associated with each Underlying Fund for the most recent fiscal year, please see “Management of the Funds—Fund of Funds Fees.” PIMCO has contractually agreed, for the Fund’s current fiscal year, to reduce its Advisory Fee to the extent that the Underlying Fund Expenses attributable to Advisory and Administrative Fees exceed 0.60% of the total assets invested in Underlying PIMS Funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3
Advisor	$122	$381

12

PIMCO California Intermediate Municipal Bond Fund	Ticker Symbol: N/A (Adv. Class)

Principal Investments and Strategies	Investment Objective Seeks high current income exempt from federal and California income tax. Capital appreciation is a secondary objective.	Fund Focus Intermediate maturity municipal securities (exempt from federal and California income tax) Average Portfolio Duration 3-7 years	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax (“California Municipal Bonds”). California Municipal Bonds generally are issued by or on behalf of the State of California and its political subdivisions, financing authorities and their agencies. The Fund may invest in debt securities of an issuer located outside of California whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax.

The Fund may invest without limit in “private activity” bonds whose interest is a tax-preference item for purposes of the federal alternative minimum tax (“AMT”). For shareholders subject to the AMT, a substantial portion of the Fund’s distributions may not be exempt from federal income tax. The Fund may invest up to 20% of its net assets in other types of Fixed Income Instruments. The average portfolio duration of this Fund normally varies within a three- to seven-year time frame based on PIMCO’s forecast for interest rates. The Fund will seek income that is high relative to prevailing rates from Municipal Bonds. Capital appreciation, if any, generally arises from decreases in interest rates or improving credit fundamentals for a particular state, municipality or issuer.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund.

The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may also invest in securities issued by entities whose underlying assets are Municipal Bonds, including, without limitation, residual interest bonds. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

13

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage Risk • Issuer Non-Diversification Risk	• Leveraging Risk • Management Risk • California State Specific Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. This is because the Fund has not offered Advisor Class shares for a full calendar year. Although Advisor Class and Institutional Class shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Advisor Class performance would be lower than Institutional Class performance because of the higher expenses paid by Advisor Class shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

14

PIMCO California Intermediate Municipal Bond Fund (continued)

Calendar Year Total Returns — Institutional Class

[LOGO]

10.61% ‘00	6.04% ‘01	6.46% ‘02	3.17% ‘03

Calendar Year End (through 12/31)

More Recent Return Information
1/1/05 - 6/30/05	1.14%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (3rd Qtr. ’01)	3.17%

Lowest (2nd Qtr. ’04)	-1.76%

Average Annual Total Returns (for periods ended 12/31/04)

	1 Year	5 Year	Fund Inception (8/31/99)
Institutional Class Return Before Taxes	2.81%	5.78%	5.48%

Institutional Class Return After Taxes on Distributions(1)	2.80%	5.41%	5.12%

Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	3.25%	5.37%	5.11%

Lehman Brothers California Intermediate Municipal Bond Index(2)	4.31%	6.53%	6.08%

Lipper California Intermediate Municipal Debt Fund Avg(3)	2.79%	5.78%	5.47%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Advisor Class shares will vary.
(2)	The Lehman Brothers California Intermediate Municipal Bond Index is an unmanaged index comprised of California Municipal Bond issues having a maturity of at least 5 years and less than 10 years. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper California Intermediate Municipal Debt Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 65% of their assets in municipal debt issues that are exempt from taxation in California, with dollar weighted maturities of five to ten years. It does not take into account sales charges or taxes.

15

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold shares of the Fund:

Shareholder fees (fees paid directly from your investment)

Redemption Fee(1)	2.00%

(1)	Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Total Annual Fund Operating Expenses
Advisor	0.25%	0.25%	0.32%	0.82%

(1)	“Other Expenses”, which are based on estimated amounts for the initial fiscal year of the class, reflect an administrative fee of 0.32%.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Advisor	$84	$262	$455	$1,014

16

PIMCO California Municipal Bond Fund	Ticker Symbol: N/A (Adv. Class)

Principal Investments and Strategies	Investment Objective Seeks high current income exempt from federal and California income tax. Capital appreciation is a secondary objective.	Fund Focus Intermediate to long-term maturity municipal securities (exempt from federal and California income tax) Average Portfolio Duration 3-12 years	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax (“California Municipal Bonds”). California Municipal Bonds generally are issued by or on behalf of the State of California and its political subdivisions, financing authorities and their agencies. The Fund may invest in debt securities of an issuer located outside of California whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax.

The Fund may invest without limit in “private activity” bonds whose interest is a tax-preference item for purposes of the federal alternative minimum tax (“AMT”). For shareholders subject to the AMT, a substantial portion of the Fund’s distributions may not be exempt from federal income tax. The Fund may invest up to 20% of its net assets in other types of Fixed Income Instruments. The average portfolio duration of this Fund normally varies within a three- to twelve-year time frame based on PIMCO’s forecast for interest rates. The Fund will seek income that is high relative to prevailing rates from Municipal Bonds. Capital appreciation, if any, generally arises from decreases in interest rates or improving credit fundamentals for a particular state, municipality or issuer.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund.

The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may also invest in securities issued by entities whose underlying assets are Municipal Bonds, including, without limitation, residual interest bonds. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk	• Issuer Risk • Liquidity Risk • Derivatives Risk • Mortgage Risk	• Issuer Non-Diversification Risk • Leveraging Risk • Management Risk • California State-Specific Risk

17

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. This is because the Fund has not offered Advisor Class shares for a full calendar year. Although Advisor Class and Institutional Class shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Advisor Class performance would be lower than Institutional Class performance because of the higher expenses paid by Advisor Class shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

18

PIMCO California Municipal Bond Fund (continued)

Calendar Year Total Returns — Institutional Class

[LOGO]

7.96% ‘01	7.49% ‘02	3.79% ‘03

Calendar Year End (through 12/31)

More Recent Return Information
1/1/05 - 6/30/05	2.94%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (2nd Qtr. ‘02)	4.42%

Lowest (2nd Qtr. ‘04)	-2.40%

Average Annual Total Returns (for periods ended 12/31/04)

	1 Year	Fund Inception (5/16/00)(4)
Institutional Class Return Before Taxes	3.73%	6.95%

Institutional Class Return After Taxes on Distributions(1)	3.58%	6.22%

Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	3.67%	6.12%

Lehman California Insured Municipal Bond Index(2)	4.67%	7.66%

Lipper California Municipal Debt Fund Average(3)	3.79%	6.79%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Advisor Class shares will vary.
(2)	The Lehman California Insured Municipal Bond Index is an unmanaged index comprised of insured California Municipal Bond issues. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper California Municipal Debt Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 65% of its assets in municipal debt issues that are exempt from taxation in California, with dollar-weighted average maturities of five to ten years. It does not take into account sales charges or taxes.
(4)	The Fund began operations on 5/16/00. Index comparisons began on 5/31/00.

19

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold shares of the Fund:

Shareholder fees (fees paid directly from your investment)

Redemption Fee (1)	2.00%

(1)	Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Total Annual Fund Operating Expenses
Advisor	0.25%	0.25%	0.32%	0.82%

(1)	“Other Expenses”, which are based on estimated amounts for the initial fiscal year of the class, reflect an administrative fee of 0.32%.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Advisor	$84	$262	$455	$1,014

20

PIMCO CommodityRealReturn Strategy Fund	Ticker Symbol: N/A (Adv. Class)

Principal Investments and Strategies	Investment Objective Seeks maximum real return consistent with prudent investment management	Fund Focus Commodity-linked derivative instruments backed by a portfolio of inflation-indexed and other fixed income securities Average Portfolio Duration 0-10 years	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared and distributed quarterly

The Fund seeks to achieve its investment objective by investing under normal circumstances in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other Fixed Income Instruments. The Fund may invest in commodity-linked derivative instruments, including swap agreements, commodity options, futures, options on futures and commodity-linked notes. The Fund invests in commodity-linked derivative instruments that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities. Commodities are assets that have tangible properties, such as oil, metals, and agricultural products. The value of commodity-linked derivative instruments may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments. The Fund may also invest in common and preferred stocks as well as convertible securities of issuers in commodity-related industries.

The Fund typically will seek to gain exposure to the commodity markets by investing in commodity swap agreements. In a typical commodity swap agreement, the Fund will receive the price appreciation (or depreciation) of a commodity index, a portion of an index, or a single commodity, from the counterparty to the swap agreement in exchange for paying the counterparty an agreed-upon fee. Assets not invested in commodity-linked derivative instruments may be invested in inflation-indexed securities and other Fixed Income Instruments, including derivative Fixed Income Instruments. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

The average portfolio duration of the fixed income portion of this Fund will vary based on PIMCO’s forecast for interest rates and under normal market conditions is not expected to exceed ten years. The Fund may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy back or dollar rolls).

21

Principal Risks

Under certain conditions, generally in a market where the value of both commodities and fixed income securities are declining, the Fund may experience substantial losses. Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Commodity Risk • Mortgage Risk • Foreign Investment Risk	• Currency Risk • Issuer Non-Diversification Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. This is because the Fund has not offered Advisor Class shares for a full calendar year. Although Advisor Class and Institutional Class shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Advisor Class performance would be lower than Institutional Class performance because of the higher expenses paid by Advisor Class shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

22

PIMCO CommodityRealReturn Strategy Fund (continued)

Calendar Year Total Returns — Institutional Class

[LOGO]

29.82%

‘03

Calendar Year End (through 12/31)

More Recent Return Information
1/1/05 - 6/30/05	7.97%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (1st Qtr. ’04)	16.77%

Lowest (2nd Qtr. ’04)	-7.31%

Average Annual Total Returns (for periods ended 12/31/04)

	1 Year	Fund Inception (6/28/02)
Institutional Class Return Before Taxes	16.36%	28.53%

Institutional Class Return After Taxes on Distributions(1)	13.62%	24.33%

Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	10.62%	22.13%

Dow Jones – AIG Commodity Total Return (2)	9.15%	17.90%

DJ AIG Excess Return plus Lehman Brothers U.S.TIPS(3)	15.86%	26.83%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Advisor Class shares will vary.
(2)	Dow Jones – AIG Commodity Total Return is an unmanaged index composed of futures contracts on 20 physical commodities and is designed to be a highly liquid and diversified benchmark for commodities as an asset class. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Dow Jones – AIG Excess Return plus the Lehman Brothers U.S. TIPS less annual transaction costs is an unmanaged custom index. It is not possible to invest in such an unmanaged index.

23

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Redemption Fee(1)	2.00%

(1)	Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Total Annual Fund Operating Expenses
Advisor	0.49%	0.25%	0.35%	1.09%

(1)	“Other Expenses”, which are based on estimated amounts for the initial fiscal year of the class, reflect an administrative fee of 0.35%.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3
Advisor	$111	$347

24

PIMCO Convertible Fund	Ticker Symbol: N/A (Adv. Class)

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with prudent investment management	Fund Focus Convertible securities Average Portfolio Duration N/A	Credit Quality Maximum 20% below Baa and 10% below B Dividend Frequency Declared and distributed quarterly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of convertible securities. Convertible securities, which are issued by companies of all sizes and market capitalizations, include, but are not limited to: corporate bonds, debentures, notes or preferred stocks and their hybrids that can be converted into (exchanged for) common stock or other securities, such as warrants or options, which provide an opportunity for equity participation. The Fund may invest in securities of any market capitalization, and may from time to time invest a significant amount of its assets in securities of smaller companies.

The Fund may invest substantially all of its assets in high yield securities (“junk bonds”) subject to a maximum of 20% of its total assets in securities rated below B by Moody’s or by S&P or, if unrated, determined by PIMCO to be of comparable quality. The Fund may only invest up to 30% of its total assets in convertible securities rated Caa or CCC or, if unrated, determined by PIMCO to be of comparable quality. The Fund may also invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. In addition, the Fund may invest up to 20% of its total assets in common stock or in other Fixed Income Instruments.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Foreign Investment Risk • Currency Risk	• Leveraging Risk • Smaller Company Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

25

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market indices and an index of similar funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. This is because the Fund has not offered Advisor Class shares for a full calendar year. Although Advisor Class and Institutional Class shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Advisor Class performance would be lower than Institutional Class performance because of the higher expenses paid by Advisor Class shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

26

PIMCO Convertible Fund (continued)

Calendar Year Total Returns — Institutional Class

[LOGO]

-0.77% ‘00	-13.78% ‘01	-7.26% ‘02	31.96 ‘03

Calendar Year End (through 12/31)

More Recent Return Information
1/1/05 - 6/30/05	-3.57%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (4th Qtr. ’03)	14.11%

Lowest (1st Qtr. ’01)	-12.33%

Average Annual Total Returns (for periods ended 12/31/04)

	1 Year	5 Year	Fund Inception (3/31/99)
Institutional Class Return Before Taxes	8.47%	2.58%	8.69%

Institutional Class Return After Taxes on Distributions(1)	7.54%	0.76%	6.91%

Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	5.59%	1.05%	6.41%

Merrill Lynch All Convertibles Index(2)	9.61%	1.85%	6.67%

Lipper Convertible Securities Fund Avg(3)	8.47%	2.58%	8.69%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Advisor Class shares will vary.
(2)	The Merrill Lynch All Convertibles Index, is an unmanaged market index comprised of convertible bonds. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper Convertible Securities Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest primarily in convertible bonds and/or convertible preferred stock. It does not take into account sales charges or taxes.

27

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Redemption Fee(1)	2.00%

(1)	Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Total Annual Fund Operating Expenses
Advisor	0.40%	0.25%	0.35%	1.00%

(1)	“Other Expenses”, which are based on estimated amounts for the initial fiscal year of the class, reflect an administrative fee of 0.35%.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Advisor	$102	$318	$552	$1,225

28

PIMCO Emerging Markets Bond Fund	Ticker Symbol: N/A (Adv. Class)

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management	Fund Focus Emerging market fixed income securities Average Portfolio Duration 0-8 years	Credit Quality Maximum 15% below B Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments of issuers that economically are tied to countries with emerging securities markets. Such securities may be denominated in non-U.S. currencies and the U.S. dollar. A security is economically tied to an emerging market country if it is principally traded on the country’s securities markets, or the issuer is organized or principally operates in the country, derives a majority of its income from its operations within the country, or has a majority of its assets in the country. The average portfolio duration of this Fund varies based on PIMCO’s forecast for interest rates and, under normal market conditions, is not expected to exceed eight years.

PIMCO has broad discretion to identify and invest in countries that it considers to qualify as emerging securities markets. However, PIMCO generally considers an emerging securities market to be one located in any country that is defined as an emerging or developing economy by the World Bank or its related organizations, or the United Nations or its authorities. The Fund emphasizes countries with relatively low gross national product per capita and with the potential for rapid economic growth. PIMCO will select the Fund’s country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, and any other specific factors PIMCO believes to be relevant. The Fund likely will concentrate its investments in Asia, Africa, the Middle East, Latin America and the developing countries of Europe. The Fund may invest in securities whose return is based on the return of an emerging securities market, such as a derivative instrument, rather than investing directly in securities of issuers from emerging markets.

The Fund may invest substantially all of its assets in high yield securities (“junk bonds”) subject to a maximum of 15% of its total assets in securities rated below B by Moody’s or by S&P or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

29

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Foreign Investment Risk • Currency Risk • Emerging Markets Risk	• Issuer Non-Diversification Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. This is because the Fund has not offered Advisor Class shares for a full calendar year. Although Advisor Class and Institutional Class shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Advisor Class performance would be lower than Institutional Class performance because of the higher expenses paid by Advisor Class shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

30

PIMCO Emerging Markets Bond Fund (continued)

Calendar Year Total Returns — Institutional Class

[LOGO]

-11.78% ‘98	26.58% ‘99	14.59% ‘00	28.17% ‘01	12.83% ‘02	32.54% ‘03

Calendar Year End (through 12/31)

More Recent Return Information
1/1/05 - 6/30/05	5.44%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (4th Qtr. ’02)	17.02%

Lowest (3rd Qtr. ’98)	-21.05%

Average Annual Total Returns (for periods ended 12/31/04)

	1 Year	5 Years	Fund Inception (7/31/97)
Institutional Class Return Before Taxes	12.23%	19.78%	14.19%

Institutional Class Return After Taxes on Distributions(1)	9.13%	14.35%	9.11%

Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	7.91%	13.65%	8.86%

J.P. Morgan Emerging Markets Bond Index Global(2)	11.73%	12.99%	9.61%

Lipper Emerging Market Debt Fund Avg(4)	12.22%	19.80%	14.21%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Advisor Class shares will vary.
(2)	The J.P. Morgan Emerging Markets Bond Index Global is an unmanaged index which tracks the total return of U.S.-dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds, and local market instruments. The Fund changed its benchmark index because the J.P. Morgan Emerging Markets Bond Index Global more closely reflects the universe of securities in which the Fund now invests. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes. .
(4)	The Lipper Emerging Market Debt Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that seeks either current income or total return by investing at least 65% of total assets in emerging market debt securities, where “emerging market” is defined by a country’s GNP per capita or other economic measures.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Redemption Fee(1)	2.00%

(1)	Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

31

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Total Annual Fund Operating Expenses
Advisor	0.45%	0.25%	0.50%	1.20%

(1)	“Other Expenses”, which are based on estimated amounts for the initial fiscal year of the class, reflect an administrative fee of 0.50%.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Advisor	$122	$381	$660	$1,455

32

PIMCO European Convertible Fund	Ticker Symbol: N/A (Adv. Class)

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with prudent investment management	Fund Focus European convertible securities Average Portfolio Duration N/A	Credit Quality B to Aaa; maximum 40% below Baa Dividend Frequency Declared and distributed quarterly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of European convertible securities. European convertible securities include any convertible security issued by, or convertible into, an issuer located in any European country. European convertible securities, which are issued by companies of all sizes and market capitalizations include, but are not limited to: corporate bonds, debentures, notes or preferred stocks and their hybrids that can be converted into (exchanged for) common stock or other securities, such as warrants or options, which provide an opportunity for equity participation. The Fund may invest in securities of any market capitalization, and may from time to time invest a significant amount of its assets in securities of smaller companies.

The Fund invests primarily in investment grade debt securities, but may invest up to 40% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest its assets in securities denominated in any currency. Assets not invested in European convertible securities may be invested in common stock or other Fixed Income Instruments.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Foreign Investment Risk • European Concentration Risk • Currency Risk	• Leveraging Risk • Smaller Company Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar

33

chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. This is because the Fund has not offered Advisor Class shares for a full calendar year. Although Advisor Class and Institutional Class shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Advisor Class performance would be lower than Institutional Class performance because of the higher expenses paid by Advisor Class shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

34

PIMCO European Convertible Fund (continued)

Calendar Year Total Returns — Institutional Class

[LOGO]

3.05% ‘01	4.89% ‘02	28.03% ‘03

Calendar Year End (through 12/31)

More Recent Return Information
1/1/05 - 6/30/05	-6.78%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (2nd Qtr. ’03)	11.59%

Lowest (1st Qtr. ’02)	-2.01%

Average Annual Total Returns (for periods ended 12/31/04)

	1 Year	Fund Inception (11/30/00)
Institutional Class Return Before Taxes	11.92%	11.41%

Institutional Class Return After Taxes on Distributions(1)	9.34%	9.62%

Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	7.74%	8.74%

UBS All European Convertible Index(2)	12.50%	11.42%

Lipper Convertible Securities Fund Average(3)	11.92%	11.42%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Advisor Class shares will vary.
(2)	The UBS All European Convertible Index is an index of equity holdings equalized at the beginning of the period to reflect the respective cash values of the convertibles in the index. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper Convertible Securities Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest primarily in convertible bonds and/or convertible preferred stock. It does not take into account sales charges or taxes.

35

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Redemption Fee(1)	2.00%

(1)	Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Total Annual Fund Operating Expenses
Advisor	0.50%	0.25%	0.35%	1.10%

(1)	Other Expenses, which are based on estimated amounts for the initial fiscal year of the class, reflect an administrative fee of 0.35%

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Advisor	$112	$350	$606	$1,340

36

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	Ticker Symbol: N/A (Adv. Class)

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management	Fund Focus Intermediate maturity hedged non-U.S. fixed income securities Average Portfolio Duration 3-7 years	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments of issuers located outside the United States, representing at least three foreign countries, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities. Such securities normally are denominated in major foreign currencies. The Fund will normally hedge at least 80% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

PIMCO selects the Fund’s foreign country and currency compositions based on an evaluation of various factors, including, but not limited to relative interest rates, exchange rates, monetary and fiscal policies, trade and current account balances. The average portfolio duration of this Fund normally varies within a three- to seven-year time frame. The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage Risk • Foreign Investment Risk • Currency Risk	• Issuer Non-Diversification Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

37

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. This is because the Fund has not offered Advisor Class shares for a full calendar year. Although Advisor Class and Institutional Class shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Advisor Class performance would be lower than Institutional Class performance because of the higher expenses paid by Advisor Class shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

38

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)(continued)

Calendar Year Total Returns — Institutional Class

[LOGO]

-7.30% ‘94	21.22% ‘95	18.89% ‘96	9.60% ‘97	10.03% ‘98	1.56% ‘99	9.86% ‘00	8.96% ‘01	7.67% ‘02	3.56% ‘03

Calendar Year End (through 12/31)

More Recent Return Information
1/1/05 - 6/30/05	4.31%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (4th Qtr. ’95)	7.23%

Lowest (2nd Qtr. ’99)	-1.50%

Average Annual Total Returns (for periods ended 12/31/04)

	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	6.65%	7.32%	9.65%

Institutional Class Return After Taxes on Distributions(1)	4.74%	4.99%	6.32%

Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	4.47%	4.86%	6.22%

J.P. Morgan Non-U.S. Global Government Bond Index (Hedged)(2)	5.21%	5.96%	8.52%

Lipper International Income Fund Avg(3)	6.65%	7.32%	9.65%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Advisor Class shares will vary.
(2)	The J.P. Morgan Non-U.S. Global Government Bond Index (Hedged) in an unmanaged index representative of the total return performance in U.S. dollars of major non-U.S. bond markets. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper International Income Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, excluding the United States, except in periods of market weakness. It does not take into account sales charges or taxes.

39

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Redemption Fee(1)	2.00%

(1)	Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Total Annual Fund Operating Expenses
Advisor	0.25%	0.25%	0.35%	0.85%

(1)	“Other Expenses”, which are based on estimated amounts for the initial fiscal year of the class, reflect an administrative fee of 0.35%.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Advisor	$87	$271	$471	$1,049

40

PIMCO Global Bond Fund (Unhedged)	Ticker Symbol: N/A (Adv.Class)

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management	Fund Focus U.S. and non-U.S. intermediate maturity fixed income securities Average Portfolio Duration 3-7 years	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments of issuers located in at least three countries (one of which may be the United States), which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities. The Fund invests primarily in securities of issuers located in economically developed countries. Securities may be denominated in major foreign currencies, or the U.S. dollar.

PIMCO selects the Fund’s foreign country and currency compositions based on an evaluation of various factors, including, but not limited to, relative interest rates, exchange rates, monetary and fiscal policies, trade and current account balances. Investments in the securities of issuers located outside the United States will normally vary between 25% and 75% of the Fund’s total assets. The average portfolio duration of this Fund normally varies within a three- to seven-year time frame. The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage Risk • Foreign Investment Risk • Currency Risk	• Issuer Non-Diversification Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

41

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. This is because the Fund has not offered Advisor Class shares for a full calendar year. Although Advisor Class and Institutional Class shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Advisor Class performance would be lower than Institutional Class performance because of the higher expenses paid by Advisor Class shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

42

PIMCO Global Bond Fund (Unhedged) (continued)

Calendar Year Total Returns — Institutional Class

[LOGO]

-1.70% ‘94	22.96% ‘95	10.32% ‘96	-0.90% ‘97	12.50% ‘98	-4.29% ‘99	0.43% ‘00	2.48% ‘01	21.33% ‘02	16.59% ‘03

Calendar Year End (through 12/31)

More Recent Return Information
1/1/05 - 6/30/05%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (2nd Qtr. ’02)	11.53%

Lowest (1st Qtr. ’97)	-4.40%

Average Annual Total Returns (for periods ended 12/31/04)

	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	11.56%	10.19%	8.93%

Institutional Class Return After Taxes on Distributions(1)	8.33%	7.49%	6.02%

Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	7.69%	7.11%	5.87%

J.P. Morgan Global Index (Unhedged)(2)	9.87%	8.80%	7.74%

Lipper Global Income Fund Avg(3)	11.57%	10.20%	8.93%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Advisor Class shares will vary.
(2)	The J.P. Morgan Global Index (Unhedged) is an unmanaged index representative of the total return performance in U.S. dollars on an unhedged basis of major world bond markets. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper Global Income Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, one of which may be the United States. It does not take into account sales charges or taxes.

43

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Redemption Fee(1)	2.00%

(1)	Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Total Annual Fund Operating Expenses
Advisor	0.25%	0.25%	0.40%	0.90%

(1)	“Other Expenses”, which are based on estimated amounts for the initial fiscal year of the class, reflect an administrative fee of 0.40%.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Advisor	$92	$287	$498	$1,108

44

PIMCO Global Bond Fund (U.S. Dollar-Hedged)	Ticker Symbol: N/A (Adv. Class)

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital	Fund Focus U.S. and hedged non-U.S. intermediate maturity fixed income securities Average Portfolio Duration 3-7 years	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments of issuers located in at least three countries (one of which may be the United States), which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities. The Fund invests primarily in securities of issuers located in economically developed countries. Securities may be denominated in major foreign currencies, or the U.S. dollar. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

PIMCO selects the Fund’s foreign country and currency compositions based on an evaluation of various factors, including, but not limited to, relative interest rates, exchange rates, monetary and fiscal policies, trade and current account balances. Investments in the securities of issuers located outside the United States will normally vary between 25% and 75% of the Fund’s total assets. The average portfolio duration of this Fund normally varies within a three- to seven-year time frame. The Fund invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage Risk • Foreign Investment Risk • Currency Risk	• Issuer Non-Diversification Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

45

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. For periods prior to the inception of Institutional Class shares (2/25/98), performance information shown in the bar chart (including the information to its right) and in the Average Annual Total Returns table is based on the performance of the Fund’s Class A shares, which are also offered in a different prospectus. This is because the Fund has not offered Advisor Class shares for a full calendar year. Although Advisor Class and Institutional Class shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Advisor Class performance would be lower than Institutional Class performance because of the higher expenses paid by Advisor Class shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

46

PIMCO Global Bond Fund (U.S. Dollar-Hedged) (continued)

Calendar Year Total Returns — Institutional Class

[LOGO]

12.84% ‘96	8.68% ‘97	7.71% ‘98	0.29% ‘99	9.20% ‘00	10.83% ‘01	9.29% ‘02	3.94% ‘03

Calendar Year End (through 12/31)

More Recent Return Information
1/1/05 - 6/30/05	3.91%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (3rd Qtr. ’96)	5.39%

Lowest (2nd Qtr. ’99)	-1.72%

Average Annual Total Returns (for periods ended 12/31/04)

	1 Year	5 Years	Fund Inception (2/25/98)(4)
Institutional Class Return Before Taxes	6.11%	7.84%	8.15%

Institutional Class Return After Taxes on Distributions(1)	4.48%	5.43%	5.03%

Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	4.23%	5.25%	5.03%

J.P. Morgan Global Index (Hedged)(2)	4.88%	6.42%	6.15%

Lipper Global Income Fund Avg(3)	6.10%	7.85%	6.59%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Advisor Class shares will vary.
(2)	The J.P. Morgan Global Index (Hedged) is an unmanaged index representative of the total return performance in U.S. dollars on a hedged basis of major world bond markets. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes. Index Comparison began on 2/28/98.
(3)	The Lipper Global Income Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, one of which may be the United States. It does not take into account sales charges or taxes. Index Comparison began on 3/31/99
(4)	The Fund began operations on 2/25/98.

47

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Redemption Fee(1)	2.00%

(1)	Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Total Annual Fund Operating Expenses
Advisor	0.25%	0.25%	0.40%	0.90%

(1)	“Other Expenses ”, which are based on estimated amounts for the initial fiscal year of the class, reflect an administrative fee of 0.40%.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Advisor	$92	$287	$498	$1,108

48

PIMCO GNMA Fund	Ticker Symbol: N/A (Adv. Class)

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management	Fund Focus Short to intermediate maturity mortgage-related fixed income securities Average Portfolio Duration 1-7 years	Credit Quality Baa to Aaa; maximum 10% below Aaa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of securities of varying maturities issued by the Government National Mortgage Association (“GNMA”). The Fund is neither sponsored by nor affiliated with GNMA. The average portfolio duration of this Fund normally varies within a one- to seven-year time frame based on PIMCO’s forecast for interest rates. The Fund invests primarily in securities that are in the highest rating category, but may invest up to 10% of its total assets in investment grade securities rated below Aaa by Moody’s or AAA by S&P, subject to a minimum rating of Baa by Moody’s or BBB by S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may not invest in securities denominated in foreign currencies, but may invest without limit in U.S. dollar-denominated securities of foreign issuers.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

GNMA, a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration, or guaranteed by the Department of Veterans Affairs.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage Risk • Foreign Investment Risk	• Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns

49

compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. This is because the Fund has not offered Advisor Class shares for a full calendar year. Although Advisor Class and Institutional Class shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Advisor Class performance would be lower than Institutional Class performance because of the higher expenses paid by Advisor Class shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

50

PIMCO GNMA Fund (continued)

Calendar Year Total Returns — Institutional Class

[LOGO]

6.10% ‘98	2.86% ‘99	11.60% ‘00	12.09% ‘01	9.08% ‘02	3.34% ‘03

Calendar Year End (through 12/31)

More Recent Return Information
1/1/05 - 6/30/05	2.05%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (3rd Qtr. ‘01)	4.65%

Lowest (2nd Qtr. ‘04)	- 0.61%

Average Annual Total Returns (for periods ended 12/31/04)

	1 Year	5 Years	Fund Inception (7/31/97)
Institutional Class Return Before Taxes	4.13%	7.98%	7.18%

Institutional Class Return After Taxes on Distributions(1)	2.93%	5.94%	4.91%

Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	2.68%	5.59%	4.72%

Lehman Brothers GNMA Index(2)	4.35%	7.01%	6.37%

Lipper GNMA Fund Avg(3)	4.12%	7.98%	7.17%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Advisor Class shares will vary.
(2)	The Lehman Brothers GNMA Index is an unmanaged index of mortgage-backed pass-through securities of the Government National Mortgage Association (GNMA). The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper GNMA Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 65% of their assets in mortgages/securities issued or guaranteed as to principal and interest by the U.S. government and certain federal agencies. It does not take into account sales charges.

51

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Total Annual Fund Operating Expenses
Advisor	0.25%	0.25%	0.35%	0.85%

(1)	“Other Expenses”, which are based on estimated amounts for the initial fiscal year of the class, reflect an administrative fee of 0.35%.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Advisor	$87	$271	$471	$1,049

52

PIMCO High Yield Fund	Ticker Symbol: N/A (Adv. Class)

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management	Fund Focus Higher yielding fixed income securities Average Portfolio Duration 2-6 years	Credit Quality Caa to Aaa; minimum 80% below Baa, subject to maximum 5% Caa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities (“junk bonds”) rated below investment grade but rated at least Caa by Moody’s or CCC by S&P, or, if unrated, determined by PIMCO to be of comparable quality, subject to a maximum of 5% of its assets in securities rated Caa by Moody’s or CCC by S&P, or, if unrated, determined by PIMCO to be of comparable quality. The remainder of the Fund’s assets may be invested in investment grade fixed income securities. The average portfolio duration of this Fund normally varies within a two- to six-year time frame based on PIMCO’s forecast for interest rates. The Fund may invest up to 20% of its total assets in securities denominated in foreign currencies and may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Fund normally will hedge at least 75% of its exposure to the euro to reduce the risk of loss due to fluctuations in currency exchange rates.

The Fund may invest all of its total assets in derivative instruments, such as options, futures contracts or swap agreements. The Fund may invest all of its assets in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage Risk • Foreign Investment Risk	• Currency Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the

53

Fund’s Institutional Class shares, which are offered in a different prospectus. This is because the Fund has not offered Advisor Class shares for a full calendar year. Although Advisor Class and Institutional Class shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Advisor Class performance would be lower than Institutional Class performance because of the higher expenses paid by Advisor Class shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

54

PIMCO High Yield Fund (continued)

Calendar Year Total Returns — Institutional Class

[LOGO]

2.39% ‘94	20.68% ‘95	11.68% ‘96	13.21% ‘97	6.54% ‘98	2.82% ‘99	-0.44% ‘00	4.99% ‘01	-0.85% ‘02	23.70% ‘03

Calendar Year End (through 12/31)

More Recent Return Information
1/1/05 - 6/30/05	2.20%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (4th Qtr. ‘02)	8.83%

Lowest (2nd Qtr. ‘02)	-4.92%

Average Annual Total Returns (for periods ended 12/31/04)

	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	9.45%	7.01%	8.90%

Institutional Class Return After Taxes on Distributions(1)	6.82%	3.79%	5.32%

Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	6.05%	3.92%	5.35%

Merrill Lynch U.S. High Yield BB-B Rated Index(2)	9.93%	6.21%	8.02%

Lipper High Current Yield Fund Avg(3)	9.94%	7.01%	8.89%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Advisor Class shares will vary.
(2)	The Merrill Lynch U.S. High Yield BB-B Rated Index is an unmanaged index of bonds rated BB and B by Moody’s or S&P. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes. Prior to 12/31/1996, data represents that of ML High Yield Cash Pay, BB-B rated index.
(3)	The Lipper High Current Yield Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that aim at high (relative) current yield from fixed income securities, have no quality or maturity restrictions, and tend to invest in lower grade debt issues. It does not take into account sales charges or taxes.

55

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Redemption Fee(1)	2.00%

(1)	Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Total Annual Fund Operating Expenses
Advisor	0.25%	0.25%	0.35%	0.85%

(1)	“Other Expenses”, which are based on estimated amounts for the initial fiscal year of the class, reflect an administrative fee of 0.35%.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Advisor	$87	$271	$471	$1,049

56

PIMCO Investment Grade Corporate Bond Fund	Ticker Symbol: N/A (Adv. Class)

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management	Fund Focus Corporate fixed income securities Average Portfolio Duration 3-7 years	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of investment grade corporate fixed income securities of varying maturities. The average portfolio duration of this Fund normally varies within a three- to seven-year time frame based on PIMCO’s forecast for interest rates.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage Risk • Foreign Investment Risk • Currency Risk	• Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summary for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns

57

compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. This is because the Fund has not offered Advisor Class shares for a full calendar year. Although Advisor Class and Institutional Class shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Advisor Class performance would be lower than Institutional Class performance because of the higher expenses paid by Advisor Class shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

58

PIMCO Investment Grade Corporate Bond Fund (continued)

Calendar Year Total Returns — Institutional Class

[LOGO]

9.07% ‘01	11.46% ‘02	10.37% ‘03

Calendar Year End (through 12/31)

More Recent Return Information
1/1/05 - 6/30/05	2.65%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (2nd Qtr. ‘03)	5.86%

Lowest (2nd Qtr. ‘04)	-3.48%

Average Annual Total Returns (for periods ended 12/31/04)

	1 Year	Fund Inception (4/28/00)(4)
Institutional Class Return Before Taxes	6.02%	10.32%

Institutional Class Return After Taxes on Distributions(1)	4.01%	6.93%

Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	4.04%	6.77%

Lehman Brothers Credit Investment Grade Index(2)	5.24%	9.14%

Lipper Intermediate Investment Grade Debt Fund Average(3)	6.01%	10.34%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Advisor Class shares will vary.
(2)	The Lehman Brothers Credit Investment Grade Index is an unmanaged index comprised of investment grade corporate bonds. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lehman Brothers Credit Investment Grade Index is an unmanaged index comprised of publicly issued U.S. corporate and specified non-U.S. debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. To qualify, bonds must be SEC-registered. It is not possible to invest directly in such an unmanaged index. The index does not reflect deductions for fees, expenses or taxes.
(4)	The Fund began operations on 4/28/00. Index comparisons began on 4/30/00.

59

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Redemption Fee(1)	2.00%

(1)	Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Total Annual Fund Operating Expenses
Advisor	0.25%	0.25%	0.35%	0.85%

(1)	“Other Expenses”, which are based on estimated amounts for the initial fiscal year of the class, reflect an administrative fee of 0.35%.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Advisor	$87	$271	$471	$1,049

60

PIMCO Long-Term U.S. Government Fund	Ticker Symbol: N/A (Adv. Class)

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management	Fund Focus Long-term maturity fixed income securities Average Portfolio Duration ≥ 8 years	Credit Quality A to Aaa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of fixed income securities that are issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (“U.S. Government Securities”). Assets not invested in U.S. Government Securities may be invested in other types of Fixed Income Instruments. The Fund also may obtain exposure to U.S. Government Securities through the use of futures contracts (including related options) with respect to such securities, and options on such securities, when PIMCO deems it appropriate to do so. While PIMCO may invest in derivatives at any time it deems appropriate, it will generally do so when it believes that U.S. Government Securities are overvalued relative to derivative instruments. This Fund will normally have a minimum average portfolio duration of eight years. For point of reference, the dollar-weighted average portfolio maturity of the Fund is normally expected to be more than ten years.

The Fund’s investments in Fixed Income Instruments are limited to those of investment grade U.S. dollar-denominated securities of U.S. issuers that are rated at least A by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. In addition, the Fund may only invest up to 10% of its total assets in securities rated A by Moody’s or S&P, and may only invest up to 25% of its total assets in securities rated Aa by Moody’s or AA by S&P.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. GNMA, a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U. S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

61

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • Market Risk	• Issuer Risk • Derivatives Risk • Mortgage Risk	• Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. This is because the Fund has not offered Advisor Class shares for a full calendar year. Although Advisor Class and Institutional Class shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Advisor Class performance would be lower than Institutional Class performance because of the higher expenses paid by Advisor Class shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

62

PIMCO Long-Term U.S. Government Fund (continued)

Calendar Year Total Returns — Institutional Class

[LOGO]

-7.39%	31.57%	0.71%	15.02%	13.39%	-7.99%	20.38%	5.51%	18.87%	3.71%
‘94	‘95	‘96	‘97	‘98	‘99	‘00	‘01	‘02	‘03

Calendar Year End (through 12/31)

More Recent Return Information
1/1/05 - 6/30/05	7.17%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (3rd Qtr. ’02)	11.30%

Lowest (1st Qtr. ’96)	-6.26%

Average Annual Total Returns (for periods ended 12/31/04)

	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	7.26%	10.93%	10.32%

Institutional Class Return After Taxes on Distributions(1)	5.16%	8.24%	7.10%

Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	5.01%	7.87%	6.94%

Lehman Long-Term Treasury Index(2)	7.70%	10.07%	9.58%

Lipper General U.S. Government Fund Avg(3)	7.25%	10.93%	10.32%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Advisor Class shares will vary.
(2)	The Lehman Long-Term Treasury Index is an unmanaged index of U.S. Treasury issues with maturities greater than 10 years. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper General U.S. Government Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 65% of their assets in U.S. government and agency issues. It does not take into account sales charges or taxes.

63

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Redemption Fee(1)	2.00%

(1)	Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Total Annual Fund Operating Expenses
Advisor	0.25%	0.25%	0.35%	0.85%

(1)	“Other Expenses”, which are based on estimated amounts for the initial fiscal year of the class, reflect an administrative fee of 0.35%.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Advisor	$87	$271	$471	$1,049

64

PIMCO Low Duration Fund	Ticker Symbol: N/A (Adv. Class)

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management	Fund Focus Short maturity fixed income securities Average Portfolio Duration 1-3 years	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average portfolio duration of this Fund normally varies within a one- to three-year time frame based on PIMCO’s forecast for interest rates.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk	• Issuer Risk • Liquidity Risk • Derivatives Risk • Mortgage Risk	• Foreign Investment Risk • Currency Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. This is because the Fund has not

65

offered Advisor Class shares for a full calendar year. Although Advisor Class and Institutional Class shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Advisor Class performance would be lower than Institutional Class performance because of the higher expenses paid by Advisor Class shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

66

PIMCO Low Duration Fund (continued)

Calendar Year Total Returns — Institutional Class

[LOGO]

0.63% ‘94	11.93% ‘95	6.14% ‘96	8.24% ‘97	7.16% ‘98	2.97% ‘99	7.70% ‘00	8.00% ‘01	7.66% ‘02	2.97% ‘03

Calendar Year End (through 12/31)

More Recent Return Information
1/1/05 - 6/30/05	0.88%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (2nd Qtr. ‘95)	3.63%

Lowest (2nd Qtr. ‘04)	-0.65%

Average Annual Total Returns (for periods ended 12/31/04)

	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	2.39%	5.71%	6.48%

Institutional Class Return After Taxes on Distributions(1)	1.46%	3.80%	4.14%

Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	1.60%	3.70%	4.08%

Merrill Lynch 1–3 Year Treasury Index(2)	.91%	4.93%	5.71%

Lipper Short Investment Grade Debt Fund Avg(3)	2.38%	5.72%	6.48%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Advisor Class shares will vary.
(2)	The Merrill Lynch 1-3 Year Treasury Index is an unmanaged index that tracks the performance of the direct Sovereign debt of the US Government having a maturity of at least 1 year and less than 3 years. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper Short Investment Grade Debt Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of less than three years. It does not take into account sales charges or taxes.

67

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Redemption Fee(1)	2.00%

(1)	Shares that are held less than 7 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Total Annual Fund Operating Expenses
Advisor	0.25%	0.25%	0.20%	0.70%

(1)	“Other Expenses”, which are based on estimated amounts for the initial fiscal year of the class, reflect an administrative fee of 0.20%.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Advisor	$72	$224	$390	$871

68

PIMCO Low Duration Fund II	Ticker Symbol: N/A (Adv. Class)

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management	Fund Focus Short maturity fixed income securities Average Portfolio Duration 1-3 years	Credit Quality A to Aaa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average portfolio duration of this Fund normally varies within a one- to three-year time frame based on PIMCO’s forecast for interest rates. The Fund may invest only in investment grade U.S. dollar denominated securities of U.S. issuers that are rated A or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • Market Risk	• Issuer Risk • Liquidity Risk • Derivatives Risk	• Mortgage Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. This is because the Fund has not offered Advisor Class shares for a full calendar year. Although Advisor Class and Institutional Class shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Advisor Class performance would be lower than Institutional Class performance because of the higher expenses paid by Advisor Class shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

69

PIMCO Low Duration Fund II (continued)

Calendar Year Total Returns — Institutional Class

[LOGO]

0.32% ‘94	11.78% ‘95	5.22% ‘96	7.62% ‘97	6.60% ‘98	2.55% ‘99	8.09% ‘00	8.12% ‘01	7.10% ‘02	1.84% ‘03

Calendar Year End (through 12/31)

More Recent Return Information
1/1/05 - 6/30/05	0.85%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (1st Qtr. ‘95)	3.83%

Lowest (2nd Qtr. ‘94)	-0.66%

Average Annual Total Returns (for periods ended 12/31/04)

	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	1.90%	5.37%	6.04%

Institutional Class Return After Taxes on Distributions(1)	1.17%	3.42%	3.77%

Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	1.24%	3.39%	3.75%

Merrill Lynch 1–3 Year Treasury Index(2)	0.91%	4.93%	5.71%

Lipper Short Investment Grade Debt Fund Avg(3)	1.89%	5.37%	6.03%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Advisor Class shares will vary.
(2)	The Merrill Lynch 1-3 Year Treasury Index is an unmanaged index that tracks the performance of the direct Sovereign debt of the US Government having a maturity of at least 1 year and less than 3 years. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper Short Investment Grade Debt Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of less than three years. It does not take into account sales charges or taxes.

70

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Redemption Fee(1)	2.00%

(1)	Shares that are held less than 7 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Total Annual Fund Operating Expenses
Advisor	0.25%	0.25%	0.35%	0.85%

(1)	“Other Expenses”, which are based on estimated amounts for the initial fiscal year of the class, reflect an administrative of 0.35%.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Advisor	$87	$271	$471	$1,049

71

PIMCO Low Duration Fund III	Ticker Symbol: N/A (Adv. Class)

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management	Fund Focus Short maturity fixed income securities Average Portfolio Duration 1-3 years	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average portfolio duration of this Fund normally varies within a one- to three-year time frame based on PIMCO’s forecast for interest rates. The Fund will not invest in the securities of any issuer determined by PIMCO to be engaged principally in the provision of healthcare services, the manufacture of alcoholic beverages, tobacco products, pharmaceuticals or military equipment, the operation of gambling casinos or in the production or trade of pornographic materials. To the extent possible on the basis of information available to PIMCO, an issuer will be deemed to be principally engaged in an activity if it derives more than 10% of its gross revenues from such activities.

The Fund invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in exchange rates.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk	• Issuer Risk • Liquidity Risk • Derivatives Risk • Mortgage Risk	• Foreign Investment Risk • Currency Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

72

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. This is because the Fund has not offered Advisor Class shares for a full calendar year. Although Advisor Class and Institutional Class shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Advisor Class performance would be lower than Institutional Class performance because of the higher expenses paid by Advisor Class shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

73

PIMCO Low Duration Fund III (continued)

Calendar Year Total Returns — Institutional Class

[LOGO]

7.12% ‘97	6.65% ‘98	2.73% ‘99	7.42% ‘00	8.18% ‘01	8.04% ‘02	2.54% ‘03

Calendar Year End (through 12/31)

More Recent Return Information
1/1/05 - 6/30/05	0.90%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (3rd Qtr. ‘01)	3.94%

Lowest (2nd Qtr. ‘04)	-0.67%

Average Annual Total Returns (for periods ended 12/31/04)

	1 Year	5 Years	Fund Inception (12/31/96)
Institutional Class Return Before Taxes	2.11%	5.62%	5.57%

Institutional Class Return After Taxes on Distributions(1)	1.23%	3.73%	3.42%

Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	1.44%	3.64%	3.42%

Merrill Lynch 1–3 Year Treasury Index(2)	0.91%	4.93%	5.16%

Lipper Short Investment Grade Debt Fund Avg(3)	2.11%	5.63%	5.56%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for institutional Class shares only. After-tax returns for Advisor Class shares will vary.
(2)	The Merrill Lynch 1-3 Year Treasury Index is an unmanaged index that tracks the performance of the direct Sovereign debt of the US Government having a maturity of at least 1 year and less than 3 years. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper Short Investment Grade Debt Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of less than three years. It does not take into account sales charges or taxes.

74

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Redemption Fee(1)	2.00%

(1)	Shares that are held less than 7 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Total Annual Fund Operating Expenses
Advisor	0.25%	0.25%	0.35%	0.85%

(1)	“Other Expenses”, which are based on estimated amounts for the initial fiscal year of the class, reflect an administrative fee of 0.35%.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Advisor	$87	$271	$471	$1,049

75

PIMCO Moderate Duration Fund	Ticker Symbol: N/A (Adv. Class)

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management	Fund Focus Short and intermediate maturity fixed income securities Average Portfolio Duration 2-5 years	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average portfolio duration of this Fund normally varies within a two- to five-year time frame based on PIMCO’s forecast for interest rates.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage Risk • Foreign Investment Risk • Currency Risk	• Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar

76

chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. This is because the Fund has not offered Advisor Class shares for a full calendar year. Although Advisor Class and Institutional Class shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Advisor Class performance would be lower than Institutional Class performance because of the higher expenses paid by Advisor Class shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

77

PIMCO Moderate Duration Fund (continued)

Calendar Year Total Returns — Institutional Class

[LOGO]

7.97% ‘97	8.13% ‘98	0.89% ‘99	10.13% ‘00	9.40% ‘01	9.94% ‘02	5.44% ‘03

Calendar Year End (through 12/31)

More Recent Return Information
1/1/05 - 6/30/05	1.82%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (3rd Qtr. ‘01)	5.62%

Lowest (2nd Qtr. ‘04)	-1.83%

Average Annual Total Returns (for periods ended 12/31/04)

	1 Year	5 Years	Fund Inception (12/31/96)
Institutional Class Return Before Taxes	4.14%	7.78%	6.96%

Institutional Class Return After Taxes on Distributions(1)	2.77%	5.48%	4.48%

Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	2.85%	5.28%	4.43%

Lehman Brothers Intermediate Government/Credit Bond Index(2)	3.04%	7.21%	6.57%

Lipper Short Intermediate Investment Grade Debt Fund Avg(3)	4.13%	7.81%	6.97%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Advisor Class shares will vary.
(2)	The Lehman Brothers Intermediate Government/Credit Bond index is an unmanaged index of U.S. Government or Investment Grade Credit Securities having a maturity of at least 1 year and less than 10 years. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper Short Intermediate Investment Grade Debt Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of one to five years. It does not take into account sales charges or taxes.

78

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Redemption Fee(1)	2.00%

(1)	Shares that are held less than 7 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Total Annual Fund Operating Expenses
Advisor	0.25%	0.25%	0.30%	0.80%

(1)	“Other Expenses”, which are based on estimated amounts for the initial fiscal year of the class, reflect an administrative fee of 0.30%.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Advisor	$82	$255	$444	$990

79

PIMCO Money Market Fund	Ticker Symbol: N/A (Adv. Class)

Principal Investments and Strategies	Investment Objective Seeks maximum current income consistent with preservation of capital and daily liquidity	Fund Focus Money market instruments Average Portfolio Maturity ≤ 90 days dollar-weighted average maturity	Credit Quality Minimum 95% rated Prime 1; ≤ 5% Prime 2 Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing at least 95% of its total assets in a diversified portfolio of money market securities that are in the highest rating category for short-term obligations. The Fund also may invest up to 5% of its total assets in money market securities that are in the second-highest rating category for short-term obligations. The Fund may only invest in U.S. dollar-denominated securities that mature in 397 days or fewer from the date of purchase. The dollar-weighted average portfolio maturity of the Fund may not exceed 90 days. The Fund attempts to maintain a stable net asset value of $1.00 per share, although there is no assurance that it will be successful in doing so.

The Fund may invest in the following: obligations of the U.S. Government (including its agencies and instrumentalities); short-term corporate debt securities of domestic and foreign corporations; obligations of domestic and foreign commercial banks, savings banks, and savings and loan associations; and commercial paper. The Fund may invest more than 25% of its total assets in securities or obligations issued by U.S. banks.

The Fund’s investments will comply with applicable rules governing the quality, maturity and diversification of securities held by money market funds.

Principal Risks

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • Market Risk	• Issuer Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. This is because the Fund has not offered Advisor Class shares for a full calendar year. Although Advisor Class and Institutional Class shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of

80

securities), Advisor Class performance would be lower than Institutional Class performance because of the higher expenses paid by Advisor Class shares. To obtain the Fund’s current yield, call 1-800-927-4648. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

81

PIMCO Money Market Fund (continued)

Calendar Year Total Returns — Institutional Class

[LOGO]

3.92% ‘94	6.06% ‘95	5.28% ‘96	5.34% ‘97	5.34% ‘98	4.90% ‘99	6.20% ‘00	3.95% ‘01	1.49% ‘02	0.85% ‘03

Calendar Year End (through 12/31)

More Recent Return Information
1/1/05 - 6/30/05	1.19%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (4th Qtr. ’95)	1.72%

Lowest (1st Qtr. ‘04)	-0.18%

Average Annual Total Returns (for periods ended 12/31/04)

	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	1.05%	2.69%	4.03%

Citigroup 3-Month Treasury Bill Index(1)	1.24%	2.79%	4.00%

Lipper Institutional Money Market Fund Average(2)	1.05%	2.69%	4.02%

(1)	The Salomon 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues. It is not possible to invest directly in the index.
(2)	The Lipper Institutional Money Market Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest in high quality financial instruments (rated in the top two grades) with dollar-weighted maturities of less than 90 days. It does not take into account sales charges or taxes.

82

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Total Annual Fund Operating Expenses
Advisor	0.15%	0.25%	0.30%	0.70%

(1)	“Other Expenses”, which are based on estimated amounts for the initial fiscal year of the class, reflect an administrative fee of 0.30%.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Advisor	$72	$224	$390	$871

83

PIMCO Municipal Bond Fund	Ticker Symbol: N/A (Adv. Class)

Principal Investments and Strategies	Investment Objective Seeks high current income exempt from federal income tax, consistent with preservation of capital. Capital appreciation is a secondary objective	Fund Focus Intermediate to long-term maturity municipal securities (exempt from federal income tax) Average Portfolio Duration 3-10 years	Credit Quality Ba to Aaa; maximum 10% below Baa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax (“Municipal Bonds”). Municipal Bonds generally are issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities.

The Fund may invest up to 20% of its net assets in U.S. Government Securities, money market instruments and/or “private activity” bonds. For shareholders subject to the federal alternative minimum tax (“AMT”), distributions derived from “private activity” bonds must be included in their AMT calculations, and as such a portion of the Fund’s distribution may be subject to federal income tax. The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its net assets in Municipal Bonds or “private activity” bonds which are high yield securities (“junk bonds”) rated at least Ba by Moody’s or BB by S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest more than 25% of its total assets in bonds of issuers in California and New York. To the extent that the Fund concentrates its investments in California or New York, it will be subject to California or New York State Specific Risk. The average portfolio duration of this Fund normally varies within a three- to ten-year time frame, based on PIMCO’s forecast for interest rates. The Fund will seek income that is high relative to prevailing rates from Municipal Bonds. Capital appreciation, if any, generally arises from decreases in interest rates or improving credit fundamentals for a particular state, municipality or issuer.

The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements on U.S. Government Securities and Municipal Bonds, and invest in mortgage- or asset-backed securities. The Fund may also invest in securities issued by entities whose underlying assets are Municipal Bonds, including, without limitation, residual interest bonds. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk	• Issuer Risk • Liquidity Risk • Derivatives Risk • Leveraging Risk	• Management Risk • California State Specific Risk • New York State Specific Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

84

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. This is because the Fund has not offered Advisor Class shares for a full calendar year. Although Advisor Class and Institutional Class shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Advisor Class performance would be lower than Institutional Class performance because of the higher expenses paid by Advisor Class shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

85

PIMCO Municipal Bond Fund (continued)

Calendar Year Total Returns — Institutional Class

[LOGO]

6.07% ‘98	-3.72% ‘99	10.29% ‘00	7.74% ‘01	8.29% ‘02	5.35% ‘03

Calendar Year End (through 12/31)

More Recent Return Information
1/1/05 - 6/30/05	2.05%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (2nd Qtr. ‘02)	4.06%

Lowest (2nd Qtr. ‘99)	-2.36%

Average Annual Total Returns (for periods ended 12/31/04)

	1 Year	5 Years	Fund Inception (12/31/97)
Institutional Class Return Before Taxes	2.92%	6.89%	5.19%

Institutional Class Return After Taxes on Distributions(1)	2.90%	6.78%	5.10%

Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	3.33%	6.55%	5.06%

Lehman Brothers General Municipal Bond Index(2)	4.48%	7.20%	5.73%

Lipper General Municipal Debt Fund Avg(3)	2.91%	6.88%	5.18%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Advisor Class shares will vary.
(2)	The Lehman Brothers General Municipal Bond Index is an unmanaged index of municipal bonds. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper General Municipal Debt Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 65% of their assets in municipal debt issues in the top four credit ratings. It does not take into account sales charges or taxes.

86

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Redemption Fee(1)	2.00%

(1)	Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Total Annual Fund Operating Expenses
Advisor	0.25%	0.25%	0.30%	0.80%

(1)	“Other Expenses”, which are based on estimated amounts for the initial fiscal year of the class, reflect an administrative fee of 0.30%.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Advisor	$82	$255	$444	$990

87

PIMCO New York Municipal Bond Fund	Ticker Symbol: N/A (Adv. Class)

Principal Investments and Strategies	Investment Objective Seeks high current income exempt from federal and New York income tax. Capital appreciation is a secondary objective.	Fund Focus Intermediate to long-term maturity municipal securities (exempt from federal and New York income tax) Average Portfolio Duration 3-12 years	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and New York income tax (“New York Municipal Bonds”). New York Municipal Bonds generally are issued by or on behalf of the State of New York and its political subdivisions, financing authorities and their agencies. The Fund may invest in debt securities of an issuer located outside of New York whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and New York income tax.

The Fund may invest without limit in “private activity” bonds whose interest is a tax-preference item for purposes of the federal alternative minimum tax (“AMT”). For shareholders subject to the AMT, a substantial portion of the Fund’s distributions may not be exempt from federal income tax. The Fund may invest up to 20% of its net assets in other types of Fixed Income Instruments. The average portfolio duration of this Fund normally varies within a three- to twelve-year time frame based on PIMCO’s forecast for interest rates. The Fund will seek income that is high relative to prevailing rates from municipal bonds. Capital appreciation, if any, generally arises from decreases in interest rates or improving credit fundamentals for a particular state, municipality or issuer.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality.

The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may also invest in securities issued by entities whose underlying assets are Municipal Bonds, including, without limitation, residual interest bonds. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk	• Issuer Risk • Liquidity Risk • Derivatives Risk • Mortgage Risk	• Issuer Non-Diversification Risk • Leveraging Risk • Management Risk • New York State Specific Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

88

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. This is because the Fund has not offered Advisor Class shares for a full calendar year. Although Advisor Class and Institutional Class shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Advisor Class performance would be lower than Institutional Class performance because of the higher expenses paid by Advisor Class shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

89

PIMCO New York Municipal Bond Fund (continued)

Calendar Year Total Returns — Institutional Class

[LOGO]

11.02% ‘00	6.68% ‘01	11.59% ‘02	4.95% ‘03

Calendar Year End (through 12/31)

More Recent Return Information
1/1/05 - 6/30/05	2.56%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (2nd Qtr. ’02)	4.97%

Lowest (2nd Qtr. ’04)	-2.02%

Average Annual Total Returns (for periods ended 12/31/04)

	1 Year	5 Year	Fund Inception (8/31/99)
Institutional Class Return Before Taxes	3.74%	7.55%	7.09%

Institutional Class Return After Taxes on Distributions(1)	3.73%	7.12%	6.67%

Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	3.65%	6.87%	6.46%

Lehman Brothers New York Insured Municipal Bond Index(2)	4.43%	7.78%	7.04%

Lipper New York Municipal Debt Fund Avg(3)	3.73%	7.54%	7.08%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for institutional Class shares only. After-tax returns for Advisor Class shares will vary.
(2)	The Lehman Brothers New York Insured Municipal Bond Index is an unmanaged index comprised of insured New York Municipal Bond issues. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper New York Intermediate Municipal Debt Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 65% of their assets in municipal debt issues that are exempt from taxation in New York. It does not take into account sales charges or taxes.

90

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold shares of the Fund:

Shareholder fees (fees paid directly from your investment)

Redemption Fee(1)	2.00%

(1)	Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Total Annual Fund Operating Expenses
Advisor	0.25%	0.25%	0.32%	0.82%

(1)	“Other Expenses”, which are based on estimated amounts for the initial fiscal year of the class, reflect an administrative fee of 0.32%.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Advisor	$84	$262	$455	$1,014

91

PIMCO Real Return Fund	Ticker Symbol: N/A (Adv. Class)

Principal Investments and Strategies	Investment Objective Seeks maximum real return, consistent with preservation of real capital and prudent investment management	Fund Focus Inflation-indexed fixed income securities Average Portfolio Duration See description below	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared daily and distributed monthly

The Fund seeks its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Assets not invested in inflation-indexed bonds may be invested in other types of Fixed Income Instruments. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond’s principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. “Real return” equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure. The average portfolio duration of this Fund normally varies within two years (plus or minus) of the duration of the Lehman Brothers U.S. TIPS Index, which as of June 30, 2005 was 6.9 years.

The Fund invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund also may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage Risk • Foreign Investment Risk • Currency Risk	• Issuer Non-Diversification Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

92

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right show performance of the Fund’s Institutional Class shares. This is because the Fund has not offered Advisor Class shares for a full calendar year. Although advisor Class and Institutional Class shares would have similar annual returns because all the Fund’s shares represent interests in the same portfolio of securities), Advisor Class performance would be lower than Institutional Class performance because of the higher expenses paid by Advisor Class shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

93

PIMCO Real Return Fund (continued)

Calendar Year Total Returns — Institutional Class

[LOGO]

5.21%	5.72%	13.48%	8.70%	17.06%	8.50%
‘98	‘99	‘00	‘01	‘02	‘03

Calendar Year End (through 12/31)

More Recent Return Information
1/1/05 - 6/30/05	2.61%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (3rd Qtr. ‘02)	7.71%

Lowest (2nd Qtr. ‘04)	-2.96%

Average Annual Total Returns (for periods ended 12/31/04)

	1 Year	5 Years	Fund Inception (1/29/97)(5)
Institutional Class Return Before Taxes	9.19%	11.34%	9.01%

Institutional Class Return After Taxes on Distributions(1)	6.77%	8.55%	6.30%

Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	6.01%	8.09%	6.06%

Lehman Brothers U.S Tips Index(2)	8.46%	10.85%	7.89%

Lipper Treasury Inflation Protected Series Average (3)	9.17%	11.34%	8.92%

Lipper Intermediate U.S. Treasury Fund Average(4)	? %	? %	? %

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Advisor Class shares will vary. After-tax returns are for institutional Class shares only. After-tax returns for Advisor Class shares will vary.
(2)	Lehman Brothers U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to 10/97 represents returns of the Lehman Inflation Notes Index. It is not possible to invest directly in the index. The index does not reflect deduction for fees, expenses or taxes.
(3)	The Lipper Treasury Inflation-Protected Securities Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest primarily in inflation-indexed fixed income securities issued in the United States. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation.
(4)	The Lipper Intermediate U.S. Treasury Fund Average, the Fund’s previous Lipper Average, is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 65% of their assets in U.S. Treasury bills, notes and bonds with dollar weighted average maturities of five to ten years. It does not take into account sales charges or taxes.

94

(5)	The Fund began operations on 1/29/97. Index comparisons began on 1/31/97.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Redemption Fee(1)	2.00%

(1)	Shares that are held less than 7 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees(1)	Distribution and/or Service (12b-1) Fees	Other Expenses(2)	Total Annual Fund Operating Expenses
Advisor	0.25%	0.25%	0.30%	0.80%

(1)	“Effective October 1, 2002, the Fund’s advisory fee was reduced by 0.10% to 0.40% per annum.
(2)	“Other Expenses”, which are based on estimated amounts for the initial fiscal year of the class, reflect an administrative fee of 0.30%.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Advisor	$82	$255	$444	$990

95

PIMCO Real Return Fund II	Ticker Symbol: N/A (Adv. Class)

Principal Investments and Strategies	Investment Objective Seeks maximum real return, consistent with preservation of real capital and prudent investment management	Fund Focus Inflation-indexed fixed income securities with quality and non-U.S. denominated restrictions Average Portfolio Duration See description below	Credit Quality Baa to Aaa Dividend Frequency Declared daily and distributed monthly

The Fund seeks its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. government and non-U.S. governments, their agencies or instrumentalities, and corporations. Assets not invested in inflation-indexed bonds may be invested in other types of Fixed Income Instruments. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond’s principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. “Real return” equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure. The average portfolio duration of this Fund normally varies within two years (plus or minus) of the duration of the Lehman Brothers U.S. TIPS Index, which as of June 30, 2005 was [  ] years. The Fund may not invest more than 2.5% of its total assets in the securities of a single issuer, except U.S. Government Securities.

The Fund may invest only in investment grade U.S. dollar-denominated securities that are rated at least Baa by Moody’s or BBB by S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may not invest more than 1% of its total assets in the securities of a single issuer that is rated Baa by Moody’s or BBB by S&P, or if unrated, determined by PIMCO to be of comparable quality. The Fund may not invest in securities denominated in foreign currencies, but may invest without limit in U.S. dollar-denominated securities of non-U.S. issuers.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may not enter into contracts to purchase securities on a forward basis with respect to more than 50% of its total assets.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk	• Issuer Risk • Liquidity Risk • Derivatives Risk	• Mortgage Risk • Leveraging Risk • Management Risk

96

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. This is because the Fund has not offered Advisor Class shares for a full calendar year. Although Advisor Class and Institutional Class shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Advisor Class performance would be lower than Institutional Class performance because of the higher expenses paid by Advisor Class shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

97

PIMCO Real Return Fund II (continued)

Calendar Year Total Returns — Institutional Class

[LOGO]

8.10% ‘03

Calendar Year End (through 12/31)

More Recent Return Information
1/1/05 - 6/30/05	2.25%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (1st Qtr. ’04)	5.12%

Lowest (2nd Qtr. ’04)	-2.29%

Average Annual Total Returns (for periods ended 12/31/04)

	1 Year	Fund Inception (2/28/02)
Institutional Class Return Before Taxes	8.79%	11.25%

Institutional Class Return After Taxes on Distributions(1)	6.85%	8.84%

Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	5.82%	8.19%

Lehman Brothers U.S. TIPS Index (2)	8.46%	10.92%

Lipper Treasury Inflation Protected Series Average(3)	8.76%	10.26%

Lipper Intermediate U.S. Treasury Fund Average(4)	? %

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Advisor Class shares will vary.
(2)	Lehman Brothers U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to 10/97 represents returns of the Lehman Inflation Notes Index. It is not possible to invest directly in the index. The index does not reflect deduction for fees, expenses or taxes.
(3)	The Lipper Treasury Inflation-Protected Securities Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest primarily in inflation-indexed fixed income securities issued in the United States. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation.

98

(4)	The Lipper Intermediate U.S. Treasury Fund Average, the Fund’s previous Lipper average, is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 65% of their assets in U.S. Treasury bills, notes and bonds with dollar weighted average maturities of five to ten years. It does not take into account sales charges or taxes.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Redemption Fee(1)	2.00%

(1)	Shares that are held less than 7 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Total Annual Fund Operating Expenses
Advisor	0.25%	0.25%	0.30%	0.80%

(1)	“Other Expenses”, which are based on estimated amounts for the initial fiscal year of the class, reflect an administrative fee of 0.30%.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3
Advisor	$82	$255

99

PIMCO Real Return Asset Fund	Ticker Symbol: N/A (Adv. Class)

Principal Investments and Strategies	Investment Objective Seeks maximum real return, consistent with prudent investment management	Fund Focus Inflation-indexed fixed income securities Average Portfolio Duration See description below	Credit Quality B to Aaa; maximum 20% below Baa Dividend Frequency Declared daily and distributed monthly

The Fund seeks its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Assets not invested in inflation-indexed bonds may be invested in other types of Fixed Income Instruments. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond’s principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. “Real return” equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure. The average portfolio duration of this Fund normally varies within three years (plus or minus) of the duration of the Lehman U.S. Treasury Inflation Notes 10+ Years Index, which as of June 30, 2005 was 12.0 years.

The Fund invests primarily in investment grade securities, but may invest up to 20% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund also may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage Risk • Foreign Investment Risk • Currency Risk	• Issuer Non-Diversification Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

100

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities marker index and an index of similar funds. The bar chart and the information to its right show performance of the Fund’s Institutional Class shares. This is because the Fund has not offered Advisor Class shares for a full calendar year. Although Advisor Class and Institutional Class shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Advisor Class performance would be lower that Institutional Class performance because of the higher expenses paid by Advisor Class shares.

101

PIMCO Real Return Asset Fund (continued)

Calendar Year Total Returns — Institutional Class

[LOGO]

23.37% ‘02	13.01% ‘03

Calendar Year End (through 12/31)

More Recent Return Information
1/1/05 - 6/30/05	5.44%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (3rd Qtr. ‘02)	10.63%

Lowest (2nd Qtr. ‘04)	-5.16%

Average Annual Total Returns (for periods ended 12/31/04)

	1 Year	Fund Inception (11/12/01)(5)
Institutional Class Return Before Taxes	12.94%	13.55%

Institutional Class Return After Taxes on Distributions(1)	9.71%	10.87%

Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	8.35%	10.06%

Lehman U.S Treasury Inflation Notes: 10+ Year Index(2)	12.19%	12.51%

Lipper Treasury Inflation Protected Securities Average(3)	12.93%	15.33%

Lipper Intermediate U.S. Treasury Fund Average(4)	? %	? %

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Advisor Class shares will vary.
(2)	The Lehman U.S. Treasury Inflation Notes: 10+ Year Index is an unmanaged market index comprised of U.S. Treasury Inflation Linked Indexed securities with maturities of over 10 years. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper Treasury Inflation-Protected Securities Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest primarily in inflation-indexed fixed income securities issued in the United States. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation.
(4)	The Lipper Intermediate U.S. Treasury Fund Average, the Fund’s previous Lipper average, is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 65% of their assets in U.S. Treasury bills, notes and bonds with dollar weighted average maturities of five to ten years. It does not take into account sales charges or taxes.
(5)	The Fund began operations on 11/12/01. Index comparisons began on 11/30/01.

102

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Redemption Fee(1)	2.00%

(1)	Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees(1)	Distribution and/or Service (12b-1) Fees	Other Expenses(2)	Total Annual Fund Operating Expenses
Advisor	0.40%	0.25%	0.35%	1.00%

(1)	Effective October 1, 2002, the Fund’s advisory fee was reduced by 0.10% to 0.40% per annum.
(2)	“Other Expenses”, which are based on estimated amounts for the initial fiscal year of the class, reflect an administrative fee of 0.35%.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3
Advisor	$102	$318

103

PIMCO Short Duration Municipal Income Fund	Ticker Symbol: N/A (Adv. Class)

Principal Investments and Strategies	Investment Objective Seeks high current income exempt from federal income tax, consistent with preservation of capital.	Fund Focus Short to intermediate maturity municipal securities (exempt from federal income tax) Average Portfolio Duration 0-3 years	Credit Quality Baa to Aaa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax (“Municipal Bonds”). Municipal Bonds generally are issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities.

The Fund does not intend to invest in securities whose interest is subject to the federal alternative minimum tax. The Fund may only invest in investment grade debt securities. The Fund may invest more than 25% of its total assets in bonds of issuers in California and New York. To the extent that the Fund concentrates its investments in California or New York, it will be subject to California or New York State Specific Risk. The average portfolio duration of this Fund varies based on PIMCO’s forecast for interest rates and under normal market conditions is not expected to exceed three years. The Fund will seek income that is high relative to prevailing rates from Municipal Bonds.

The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may also invest in securities issued by entities whose underlying assets are Municipal Bonds, including, without limitation, residual interest bonds. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • Market Risk • Issuer Risk	• Derivatives Risk • Mortgage Risk • Leveraging Risk	• Management Risk • California State Specific Risk • New York State Specific Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. This is because the Fund has not

104

offered Advisor Class shares for a full calendar year. Although Advisor Class and Institutional Class shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Advisor Class performance would be lower than Institutional Class performance because of the higher expenses paid by Advisor Class shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

105

PIMCO Short Duration Municipal Income Fund (continued)

Calendar Year Total Returns — Institutional Class

[LOGO]

5.81% ‘00	4.98% ‘01	2.97% ‘02	2.54% ‘03

Calendar Year End (through 12/31)

More Recent Return Information
1/1/05 - 6/30/05	-0.37%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (4th Qtr. ‘00)	2.01%

Lowest (2nd Qtr. ‘04)	-0.29%

Average Annual Total Returns (for periods ended 12/31/04)

	1 Year	5 Year	Fund Inception (8/31/99)
Institutional Class Return Before Taxes	0.85%	3.41%	3.41%

Institutional Class Return After Taxes on Distributions(1)	0.83%	3.37%	3.37%

Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	1.45%	3.36%	3.37%

Lehman Brothers 1-Year Municipal Bond Index(2)	1.06%	3.53%	3.49%

Lipper Short Municipal Debt Fund Avg(3)	0.84%	3.41%	3.40%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Advisor Class shares will vary.
(2)	The Lehman Brothers 1-Year Municipal Bond Index is an unmanaged index comprised of National Municipal Bond issues having a maturity of at least 1 year and less than 2 years. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper Short Municipal Debt Fund Average is a total performance average of Funds tracked by Lipper, Inc. that invest in municipal debt issues with dollar-weighted maturities of less than three years. It does not take into account sales charges or taxes.

106

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold shares of the Fund:

Shareholder fees (fees paid directly from your investment)

Redemption Fee(1)	2.00%

(1)	Shares that are held less than 7 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

Share Classes	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Total Annual Fund Operating Expenses
Advisor	0.20%	0.25%	0.29%	0.74%

(1)	“Other Expenses”, which are based on estimated amounts for the initial fiscal year of the class, reflect an administrative fee of 0.29%.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Classes	Year 1	Year 3	Year 5	Year 10
Advisor	$76	$237	$411	$918

107

PIMCO Short-Term Fund	Ticker Symbol: N/A (Adv. Class)

Principal Investments and Strategies	Investment Objective Seeks maximum current income, consistent with preservation of capital and daily liquidity	Fund Focus Money market instruments and short maturity fixed income securities Average Portfolio Duration 0-1 year	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average portfolio duration of this Fund will vary based on PIMCO’s forecast for interest rates and will normally not exceed one year. For point of reference, the dollar-weighted average portfolio maturity of this Fund is normally not expected to exceed three years.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 10% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk	• Market Risk • Issuer Risk • Derivatives Risk	• Mortgage Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. This is because the Fund has not offered Advisor Class shares for a full calendar year. Although Advisor Class and Institutional Class shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Advisor Class performance would be lower than Institutional Class performance because of the higher expenses paid by Advisor Class shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

108

PIMCO Short-Term Fund (continued)

Calendar Year Total Returns — Institutional Class

[LOGO]

2.90% ‘94	9.21% ‘95	7.00% ‘96	6.51% ‘97	5.74% ‘98	5.24% ‘99	7.28% ‘00	5.65% ‘01	2.85% ‘02	2.60% ‘03

Calendar Year End (through 12/31)

More Recent Return Information
1/1/05 - 6/30/05	1.16%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (4th Qtr. ’95)	2.60%

Lowest (2nd Qtr. ‘04)	0.04%

Average Annual Total Returns (for periods ended 12/31/04)

	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	1.79%	4.01%	5.36%

Institutional Class Return After Taxes on Distributions(1)	1.17%	2.54%	3.34%

Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	1.20%	2.52%	3.32%

Citigroup 3-Month Treasury Bill Index(2)	1.24%	2.79%	4.00%

Lipper Ultra-Short Obligation Fund Avg(3)	1.78%	4.02%	5.36%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Advisor Class shares will vary.
(2)	The Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper Ultra-Short Obligation Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 65% of their assets in investment-grade debt issues or better, and maintain a portfolio dollar-weighted average maturity between 91 and 365 days. It does not take into account sales charges or taxes.

109

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Redemption Fee(1)	2.00%

(1)	Shares that are held less than 7 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Total Annual Fund Operating Expenses
Advisor	0.25%	0.25%	0.20%	0.70%

(1)	“Other Expenses”, which are based on estimated amounts for the initial fiscal year of the class, reflect an administrative fee of 0.20%.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Advisor	$72	$224	$390	$871

110

PIMCO StocksPLUS Fund	Ticker Symbol: N/A (Adv. Class)

Principal Investments and Strategies	Investment Objective Seeks total return which exceeds that of the S&P 500	Fund Focus S&P 500 stock index derivatives backed by a portfolio of short-term fixed income securities Average Portfolio Duration 0-1 year	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared and distributed quarterly

The Fund seeks to exceed the total return of the S&P 500 by investing under normal circumstances substantially all of its assets in S&P 500 derivatives, backed by a portfolio of Fixed Income Instruments. The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund uses S&P 500 derivatives in addition to or in place of S&P 500 stocks to attempt to equal or exceed the performance of the S&P 500. The value of S&P 500 derivatives closely track changes in the value of the index. However, S&P 500 derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. PIMCO actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund’s total return, subject to an overall portfolio duration which is normally not expected to exceed one year.

The S&P 500 is composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks. The Fund is neither sponsored by nor affiliated with S&P. The Fund seeks to remain invested in S&P 500 derivatives or S&P 500 stocks even when the S&P 500 is declining.

Though the Fund does not normally invest directly in S&P 500 securities, when S&P 500 derivatives appear to be overvalued relative to the S&P 500, the Fund may invest all of its assets in a “basket” of S&P 500 stocks. Individual stocks are selected based on an analysis of the historical correlation between the return of every S&P 500 stock and the return on the S&P 500 itself. PIMCO may employ fundamental analysis of factors such as earnings and earnings growth, price to earnings ratio, dividend growth, and cash flows to choose among stocks that satisfy the correlation tests. Stocks chosen for the Fund are not limited to those with any particular weighting in the S&P 500. The Fund also may invest in exchange traded funds based on the S&P 500, such as Standard & Poor’s Depositary Receipts.

Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

Principal Risks

Under certain conditions, generally in a market where the value of both S&P 500 derivatives and fixed income securities are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of S&P 500 stocks. Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage Risk • Foreign Investment Risk • Leveraging Risk	• Currency Risk • Management Risk

111

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risk of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. This is because the Fund has not offered Advisor Class shares for a full calendar year. Although Advisor Class and Institutional Class shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Advisor Class performance would be lower than Institutional Class performance because of the higher expenses paid by Advisor Class shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

112

PIMCO StocksPLUS Fund (continued)

Calendar Year Total Returns — Institutional Class

[LOGO]

2.92% ‘94	40.51% ‘95	23.07% ‘96	32.85% ‘97	28.33% ‘98	20.13% ‘99	-8.22% ‘00	-11.47% ‘01	-19.88% ‘02	29.63% ‘03

Calendar Year End (through 12/31)

More Recent Return Information
1/1/05 - 6/30/05	-1.48%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (4th Qtr. ‘98)	21.45%

Lowest (3rd Qtr. ‘02)	-16.70%

Average Annual Total Returns (for periods ended 12/31/04)

	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	10.46%	-1.39%	12.69%

Institutional Class Return After Taxes on Distributions(1)	7.61%	-3.11%	8.26%

Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	6.69%	-2.15%	8.42%

S&P 500 Index(2)	10.88%	-2.30%	12.07%

Lipper Large-Cap Core Fund Average(3)	10.46%	-1.40%	12.69%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Advisor Class shares will vary.
(2)	The Standard & Poor’s 500 Composite Stock Price Index is an unmanaged market index generally considered representative of the stock market as a whole. It is not possible to invest directly in the index. The Index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper Large-Cap Core Fund Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. It does not take into account sales charges or taxes.

113

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Redemption Fee(1)	2.00%

(1)	Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Total Annual Fund Operating Expenses
Advisor	0.40%	0.25%	0.35%	1.00%

(1)	“Other Expenses”, which are based on estimated amounts for the initial fiscal year of the class, reflect an administrative fee of 0.35%.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Advisor	$102	$318	$552	$1,225

114

PIMCO StocksPLUS Total Return Fund	Ticker Symbol: N/A (Adv. Class)

Principal Investments and Strategies	Investment Objective Seeks total return which exceeds that of the S&P 500	Fund Focus S&P 500 stock index derivatives backed by a portfolio of short and intermediate maturity fixed income securities Average Portfolio Duration 1-6 years	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared and distributed quarterly

The Fund seeks to exceed the total return of the S&P 500 by investing under normal circumstances substantially all of its assets in S&P 500 derivatives, backed by a portfolio of Fixed Income Instruments. The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund uses S&P 500 derivatives in addition to or in place of S&P 500 stocks to attempt to equal or exceed the performance of the S&P 500. The value of S&P 500 derivatives closely track changes in the value of the index. However, S&P 500 derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. PIMCO actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund’s total return, subject to an overall portfolio duration which normally varies within a one- to six-year timeframe based on PIMCO’s forecast for interest rates.

The S&P 500 is composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks. The Fund is neither sponsored by nor affiliated with S&P. The Fund seeks to remain invested in S&P 500 derivatives or S&P 500 stocks even when the S&P 500 is declining.

Though the Fund does not normally invest directly in S&P 500 securities, when S&P 500 derivatives appear to be overvalued relative to the S&P 500, the Fund may invest all of its assets in a “basket” of S&P 500 stocks. Individual stocks are selected based on an analysis of the historical correlation between the return of every S&P 500 stock and the return on the S&P 500 itself. PIMCO may employ fundamental analysis of factors such as earnings and earnings growth, price to earnings ratio, dividend growth, and cash flows to choose among stocks that satisfy the correlation tests. Stocks chosen for the Fund are not limited to those with any particular weighting in the S&P 500. The Fund also may invest in exchange traded funds based on the S&P 500, such as Standard & Poor’s Depositary Receipts.

Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

Principal Risks

Under certain conditions, generally in a market where the value of both S&P 500 derivatives and fixed income securities are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of S&P 500 stocks. Among

115

the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage Risk • Foreign Investment Risk • Currency Risk	• Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. This is because the Fund has not offered Advisor Class shares for a full calendar year. Although Advisor Class and Institutional Class shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Advisor Class performance would be lower than Institutional Class performance because of the higher expenses paid by Advisor Class shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

116

PIMCO StocksPLUS Total Return Fund (continued)

Calendar Year Total Returns — Institutional Class

[LOGO]

30.47%

‘03

Calendar Year End (through 12/31)

More Recent Return Information
1/1/05 - 6/30/05	0.70%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (2nd Qtr. ’03)	17.34%

Lowest (1st Qtr. ’03)	-2.71%

Average Annual Total Returns (for periods ended 12/31/04)

	1 Year	Fund Inception (6/28/02)
Institutional Class Return Before Taxes	13.60%	14.48%

Institutional Class Return After Taxes on Distributions(1)	12.36%	13.34%

Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	9.23%	11.90%

S&P 500 Index (2)	10.88%	10.36%

Lipper Large-Cap Core Fund Index (3)	13.60%	14.54%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Advisor Class shares will vary.
(2)	The Standard & Poor’s 500 Composite Stock Price Index is an unmanaged market index generally considered representative of the stock market as a whole. It is not possible to invest directly in the index. The Index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper Large-Cap Core Fund Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. It does not take into account sales charges or taxes.

117

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Redemption Fee(1)	2.00%

(1)	Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Total Annual Fund Operating Expenses
Advisor	0.49%	0.25%	0.35%	1.09%

(1)	“Other Expenses”, which are based on estimated amounts for the initial fiscal year of the class, reflect an administrative fee of 0.35%.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3
Advisor	$111	$347

118

PIMCO Total Return Fund	Ticker Symbol: N/A (Adv. Class)

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management	Fund Focus Intermediate maturity fixed income securities Average Portfolio Duration 3-6 years	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average portfolio duration of this Fund normally varies within a three- to six-year time frame based on PIMCO’s forecast for interest rates.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may not invest in equities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage Risk • Foreign Investment Risk • Currency Risk	• Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar

119

chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. This is because the Fund has not offered Advisor Class shares for a full calendar year. Although Advisor Class and Institutional Class shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Advisor Class performance would be lower than Institutional Class performance because of the higher expenses paid by Advisor Class shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

120

PIMCO Total Return Fund (continued)

Calendar Year Total Returns — Institutional Class

[LOGO]

-3.58% ‘94	19.77% ‘95	4.69% ‘96	10.16% ‘97	9.76% ‘98	-0.28% ‘99	12.09% ‘00	9.49% ‘01	10.20% ‘02	5.56% ‘03

Calendar Year End (through 12/31)

More Recent Return Information
1/1/05 - 6/30/05	2.90%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (3rd Qtr. ‘01)	6.49%

Lowest (1st Qtr. ‘96)	-2.40%

Average Annual Total Returns (for periods ended 12/31/04)

	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	5.14%	8.46%	8.54%

Institutional Class Return After Taxes on Distributions(1)	3.53%	5.94%	5.70%

Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	3.67%	5.75%	5.60%

Lehman Brothers Aggregate Bond Index(2)	4.34%	7.71%	7.72%

Lipper Intermediate Investment Grade Debt Fund Avg(3)	5.14%	8.47%	8.54%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Advisor Class shares will vary.
(2)	The Lehman Brothers Aggregate Bond Index is an unmanaged index of investment grade, U.S. dollar-denominated fixed income securities of domestic issuers having a maturity greater than one year. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper Intermediate Investment Grade Debt Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to ten years. It does not take into account sales charges or taxes.

121

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Redemption Fee(1)	2.00%

(1)	Shares that are held less than 7 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Total Annual Fund Operating Expenses
Advisor	0.25%	0.25%	0.20%	0.70%

(1)	“Other Expenses”, which are based on estimated amounts for the initial fiscal year of the class, reflect an administrative fee paid of 0.20%.

Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Advisor	$72	$224	$390	$871

122

PIMCO Total Return Fund II	Ticker Symbol: N/A (Adv. Class)

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management	Fund Focus Intermediate maturity fixed income securities Average Portfolio Duration 3-6 years	Credit Quality Baa to Aaa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average portfolio duration of this Fund normally varies within a three- to six-year time frame based on PIMCO’s forecast for interest rates. The Fund may invest only in investment grade U.S. dollar denominated securities of U.S. issuers that are rated at least Baa by Moody’s or BBB by S&P, or, if unrated, determined by PIMCO to be of comparable quality.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • Market Risk	• Issuer Risk • Liquidity Risk • Derivatives Risk	• Mortgage Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. This is because the Fund has not offered Advisor Class shares for a full calendar year. Although Advisor Class and Institutional Class shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Advisor Class performance would be lower than Institutional Class performance because of the higher expenses paid by Advisor Class shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

123

PIMCO Total Return Fund II (continued)

Calendar Year Total Returns — Institutional Class

[LOGO]

-2.21% ‘94	18.97% ‘95	3.85% ‘96	9.99% ‘97	9.62% ‘98	-1.07% ‘99	11.79% ‘00	9.66% ‘01	9.92% ‘02	4.88% ‘03

Calendar Year End (through 12/31)

More Recent Return Information
1/1/05 - 6/30/05	2.57%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (3rd Qtr. ‘01)	6.50%

Lowest (1st Qtr. ‘96)	-2.50%

Average Annual Total Returns (for periods ended 12/31/04)

	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	4.21%	8.05%	8.06%

Institutional Class Return After Taxes on Distributions(1)	2.50%	5.58%	5.37%

Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	3.12%	5.46%	5.29%

Lehman Brothers Aggregate Bond Index(2)	4.34%	7.71%	7.72%

Lipper Intermediate Investment Grade Debt Fund Avg(3)	4.21%	8.06%	8.06%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Advisor Class shares will vary.
(2)	The Lehman Brothers Aggregate Bond Index is an unmanaged index of investment grade, U.S. dollar-denominated fixed income securities of domestic issuers having a maturity greater than one year. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper Intermediate Investment Grade Debt Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to ten years. It does not take into account sales charges or taxes.

124

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Redemption Fee(1)	2.00%

(1)	Shares that are held less than 7 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Total Annual Fund Operating Expenses
Advisor	0.25%	0.25%	0.35%	0.85%

(1)	“Other Expenses”, which are based on estimated amounts for the initial fiscal year of the class, reflect an administrative fee of 0.35%.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Advisor	$87	$271	$471	$1,049

125

PIMCO Total Return Fund III	Ticker Symbol: N/A (Adv. Class)

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management	Fund Focus Intermediate maturity fixed income securities Average Portfolio Duration 3-6 years	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average portfolio duration of this Fund normally varies within a three- to six-year time frame based on PIMCO’s forecast for interest rates. The Fund will not invest in the securities of any issuer determined by PIMCO to be engaged principally in the provision of healthcare services, the manufacture of alcoholic beverages, tobacco products, pharmaceuticals or military equipment, the operation of gambling casinos or in the production or trade of pornographic materials. To the extent possible on the basis of information available to PIMCO, an issuer will be deemed to be principally engaged in an activity if it derives more than 10% of its gross revenues from such activities.

The Fund invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in exchange rates.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage Risk • Foreign Investment Risk • Currency Risk	• Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

126

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. This is because the Fund has not offered Advisor Class shares for a full calendar year. Although Advisor Class and Institutional Class shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Advisor Class performance would be lower than Institutional Class performance because of the higher expenses paid by Advisor Class shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

127

PIMCO Total Return Fund III (continued)

Calendar Year Total Returns — Institutional Class

[LOGO]

-3.43% ‘94	19.23% ‘95	4.63% ‘96	10.21% ‘97	10.37% ‘98	-0.95% ‘99	10.11% ‘00	9.98% ‘01	9.98% ‘02	6.36% ‘03

Calendar Year End (through 12/31)

More Recent Return Information
1/1/05 - 6/30/05	2.70%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (3rd Qtr. ‘01)	6.72%

Lowest (1st Qtr. ‘96)	-2.41%

Average Annual Total Returns (for periods ended 12/31/04)

	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	5.45%	8.35%	8.42%

Institutional Class Return After Taxes on Distributions(1)	3.83%	5.89%	5.61%

Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	3.84%	5.70%	5.51%

Lehman Brothers Aggregate Bond Index(2)	4.39%	7.71%	7.72%

Lipper Intermediate Investment Grade Debt Fund Avg(3)	5.44%	8.36%	8.42%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Advisor Class shares will vary.
(2)	The Lehman Brothers Aggregate Bond Index is an unmanaged index of investment grade, U.S. dollar-denominated fixed income securities of domestic issuers having a maturity greater than one year. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper Intermediate Investment Grade Debt Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to ten years. It does not take into account sales charges or taxes.

128

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Redemption Fee(1)	2.00%

(1)	Shares that are held less than 7 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Total Annual Fund Operating Expenses
Advisor	0.25%	0.25%	0.35%	0.85%

(1)	“Other Expenses”, which are based on estimated amounts for the initial fiscal year of the class, reflect an administrative fee of 0.35%.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Advisor	$87	$271	$471	$1,049

129

PIMCO Total Return Mortgage Fund	Ticker Symbol: N/A (Adv. Class)

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management	Fund Focus Short and intermediate maturity mortgage-related fixed income securities Average Portfolio Duration 1-7 years	Credit Quality Baa to Aaa; maximum 10% below Aaa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of mortgage-related Fixed Income Instruments of varying maturities (such as mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities and mortgage dollar rolls). The average portfolio duration of this Fund normally varies within a one- to seven-year time frame based on PIMCO’s forecast for interest rates. The Fund invests primarily in securities that are in the highest rating category, but may invest up to 10% of its total assets in investment grade securities rated below Aaa by Moody’s or AAA by S&P, subject to a minimum rating of Baa by Moody’s or BBB by S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may not invest in securities denominated in foreign currencies, but may invest without limit in U.S. dollar-denominated securities of foreign issuers.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage Risk • Foreign Investment Risk	• Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. This is because the Fund has not

130

offered Advisor Class shares for a full calendar year. Although Advisor Class and Institutional Class shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Advisor Class performance would be lower than Institutional Class performance because of the higher expenses paid by Advisor Class shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

131

PIMCO Total Return Mortgage Fund (continued)

Calendar Year Total Returns — Institutional Class

[LOGO]

7.23% ‘98	2.42% ‘99	12.25% ‘00	9.99% ‘01	9.46% ‘02	4.20% ‘03

Calendar Year End (through 12/31)

More Recent Return Information
1/1/05 - 6/30/05	2.23%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (3rd Qtr. ‘01)	4.66%

Lowest (2nd Qtr. ‘04)	-0.94%

Average Annual Total Returns (for periods ended 12/31/04)

	1 Year	5 Years	Fund Inception (7/31/97)
Institutional Class Return Before Taxes	4.92%	8.12%	7.44%

Institutional Class Return After Taxes on Distributions(1)	3.09%	5.62%	4.91%

Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	3.19%	5.41%	4.79%

Lehman Brothers Mortgage Index(2)	4.70%	7.14%	6.46%

Lipper U.S. Mortgage Fund Avg(3)	4.91%	8.12%	7.43%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Advisor Class shares will vary.
(2)	The Lehman Brothers Mortgage Index is an unmanaged index market representing fixed rate mortgages issued by GNMA, FNMA and FHLMC. It is not possible to invest directly in such an unmanaged index. The index does not reflect deductions for fees, expenses, or taxes.
(3)	The Lipper U.S. Mortgage Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 65% of their assets in mortgages/securities issued or guaranteed as to principal and interest by the U.S. government and certain federal agencies. It does not take into account sales charges or taxes.

132

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Total Annual Fund Operating Expenses
Advisor	0.25%	0.25%	0.35%	0.85%

(1)	“Other Expenses”, which are based on estimated amounts for the initial fiscal year of the class, reflect an administrative fee of 0.35%.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Advisor	$87	$271	$471	$1,049

133

Summary of Principal Risks

The value of your investment in a Fund changes with the values of that Fund’s investments. Many factors can affect those values. The factors that are most likely to have a material effect on a particular Fund’s portfolio as a whole are called “principal risks.” The principal risks of each Fund are identified in the Fund Summaries and are described in this section. Each Fund may be subject to additional principal risks and risks other than those described below because the types of investments made by a Fund can change over time. Securities and investment techniques mentioned in this summary that appear in bold type are described in greater detail under “Characteristics and Risks of Securities and Investment Techniques.” That section and “Investment Objectives and Policies” in the Statement of Additional Information also include more information about the Funds, their investments and the related risks. There is no guarantee that a Fund will be able to achieve its investment objective. It is possible to lose money by investing in a Fund.

Interest Rate Risk

As nominal interest rates rise, the value of fixed income securities held by a Fund is likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Inflation-indexed securities, including Treasury Inflation-Protected Securities (“TIPS”), decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.

Credit Risk

A Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. Municipal bonds are subject to the risk that litigation, legislation or other political events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest.

High Yield Risk

Funds that invest in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) may be subject to greater levels of interest rate, credit and liquidity risk than Funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce a Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, a Fund may lose its entire investment.

Market Risk

The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Equity securities generally have greater price volatility than fixed income securities.

Issuer Risk

The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

134

Liquidity Risk

Liquidity risk exists when particular investments are difficult to purchase or sell. A Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Funds with principal investment strategies that involve foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Derivatives Risk

Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The various derivative instruments that the Funds may use are referenced under “Characteristics and Risks of Securities and Investment Techniques—Derivatives” in this prospectus and described in more detail under “Investment Objectives and Policies” in the Statement of Additional Information. The Funds typically use derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Funds may also use derivatives for leverage, in which case their use would involve leveraging risk. A Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, interest rate risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. A Fund investing in a derivative instrument could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Commodity Risk

A Fund’s investments in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Mortgage Risk

A Fund that purchases mortgage-related securities is subject to certain additional risks. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. This is known as contraction risk.

Foreign (Non-U.S.) Investment Risk

A Fund that invests in foreign securities may experience more rapid and extreme changes in value than a Fund that invests exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect a Fund’s investments in a foreign country. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in foreign securities. Adverse conditions in a certain region can adversely affect securities of other countries whose economies appear to be unrelated. To the extent that a Fund invests a significant portion of its assets in a concentrated geographic area like Eastern Europe or Asia, the Fund will generally have more exposure to regional economic risks associated with foreign investments.

European Concentration Risk

When a Fund concentrates its investments in Europe, it may be affected significantly by economic, regulatory or political developments affecting European issuers. All countries in Europe may be significantly affected by fiscal and monetary controls implemented by the European Economic and Monetary Union. Eastern European markets are relatively undeveloped and may be particularly sensitive to economic and political events affecting those countries.

135

Real Estate Risk

A Fund that invests in real estate-linked derivative instruments is subject to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. An investment in a real estate-linked derivative instrument that is linked to the value of a real estate investment trust (“REIT”) is subject to additional risks, such as poor performance by the manager of the REIT, adverse changes to the tax laws or failure by the REIT to qualify for tax-free pass-through of income under the Code. In addition, some REITs have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. Also, the organizational documents of a REIT may contain provisions that make changes in control of the REIT difficult and time-consuming.

Emerging Markets Risk

Foreign investment risk may be particularly high to the extent that a Fund invests in emerging market securities of issuers based in countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

Currency Risk

Funds that invest directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.)currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad. As a result, a Fund’s investments in foreign currency-denominated securities may reduce the returns of the Fund.

Issuer Non-Diversification Risk

Focusing investments in a small number of issuers, industries or foreign currencies increases risk. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than Funds that are “diversified.” Funds that invest in a relatively small number of issuers are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Some of those issuers also may present substantial credit or other risks. Similarly, a Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects or from issuers in the same state.

Leveraging Risk

Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolios securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, PIMCO will segregate or “earmark” liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund’s portfolio securities.

Smaller Company Risk

The general risks associated with fixed income securities are particularly pronounced for securities issued by companies with smaller market capitalizations. These companies may have limited product lines, markets or

136

financial resources or they may depend on a few key employees. As a result, they may be subject to greater levels of credit, market and issuer risk. Securities of smaller companies may trade less frequently and in lesser volumes than more widely held securities and their values may fluctuate more sharply than other securities. Companies with medium-sized market capitalizations may have risks similar to those of smaller companies.

Management Risk

Each Fund is subject to management risk because it is an actively managed investment portfolio. PIMCO and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.

California State-Specific Risk

A Fund that concentrates its investments in California municipal bonds may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal. Provisions of the California Constitution and State statutes which limit the taxing and spending authority of California governmental entities may impair the ability of California issuers to pay principal and/or interest on their obligations. While California’s economy is broad, it does have major concentrations in high technology, aerospace and defense-related manufacturing, trade, entertainment, real estate and financial services, and may be sensitive to economic problems affecting those industries. Future California political and economic developments, constitutional amendments, legislative measures, executive orders, administrative regulations, litigation and voter initiatives could have an adverse effect on the debt obligations of California issuers.

New York State-Specific Risk

A Fund that concentrates its investments in New York municipal bonds may be affected significantly by economic, regulatory or political developments affecting the ability of New York issuers to pay interest or repay principal. Certain issuers of New York municipal bonds have experienced serious financial difficulties in the past and a reoccurrence of these difficulties may impair the ability of certain New York issuers to pay principal or interest on their obligations. The financial health of New York City affects that of the State, and when New York City experiences financial difficulty it may have an adverse affect on New York municipal bonds held by the Fund. The growth rate of New York has at times been somewhat slower than the nation overall. The economic and financial condition of New York also may be affected by various financial, social, economic and political factors.

Allocation Risk

The All Asset Fund’s investment performance depends upon how its assets are allocated and reallocated between the Underlying Funds according to the Fund’s asset allocation targets and ranges. A principal risk of investing in the Fund is that the Fund’s adviser will make less than optimal or poor asset allocation decisions. The adviser attempts to identify allocations for the Underlying Funds that will provide consistent, quality performance for the Fund, but there is no guarantee that such allocation techniques will produce the desired results. It is possible that the adviser will focus on an Underlying Fund that performs poorly or underperforms other Funds under various market conditions. You could lose money on your investment in the Fund as a result of these allocation decisions.

Underlying Fund Risks

Because the All Asset Fund invests all of its assets in Underlying Funds, the risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the Underlying Funds. The ability of the Fund to achieve its investment objective will depend upon the ability of the Underlying Funds to achieve their investment objectives. There can be no assurance that the investment objective of any Underlying Fund will be achieved.

The All Asset Fund’s net asset value will fluctuate in response to changes in the net asset values of the Underlying Funds in which it invests. The extent to which the investment performance and risks associated with the Fund correlate to those of a particular Underlying Fund will depend upon the extent to which the Fund’s assets are allocated from time to time for investment in the Underlying Fund, which will vary. To the extent that the Fund invests a significant portion of its assets in an Underlying Fund, it will be particularly sensitive to the risks associated with that Underlying Fund.

137

Management of the Funds

Investment Adviser and Administrator

PIMCO serves as the investment adviser and the administrator (serving in its capacity as administrator, the “Administrator”) for the Funds. Subject to the supervision of the Board of Trustees, PIMCO is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters. Research Affiliates, LLC (“Research Affiliates”) serves as the asset allocation sub-adviser to the All Asset Fund and selects the Underlying Funds in which the All Asset Fund invests.

PIMCO is located at 840 Newport Center Drive, Newport Beach, California 92660. Organized in 1971, PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. As of June 30, 2005, PIMCO had approximately $493 billion in assets under management. Research Affiliates is located at 800 E. Colorado Blvd., Suite 870, Pasadena, CA 91101.

From time to time, PIMCO or its affiliates may pay investment consultants or their parent or affiliated companies for certain services including technology, operations, tax, or audit consulting services, and may pay such firms for PIMCO’s attendance at investment forums sponsored by such firms or for various studies, surveys, or access to databases. PIMCO and its affiliates may also provide investment advisory services to investment consultants and their affiliates. These consultants or their affiliates may, in the ordinary course of their investment consultant business, recommend that their clients utilize PIMCO’s investment advisory services or invest in the Funds or in other products sponsored by PIMCO and its affiliates.

Advisory Fees

Each Fund pays PIMCO fees in return for providing investment advisory services. Each Fund will pay PIMCO monthly advisory fees at the following annual rates (stated as a percentage of the average daily net assets of each Fund taken separately):

Fund	Advisory Fees
Money Market Fund	0.15%
All Asset and Short Duration Municipal Income Fund	0.20%
California Intermediate Municipal Bond, California Municipal Bond, Foreign Bond (U.S. Dollar-Hedged), Global Bond (Unhedged), Global Bond (U.S. Dollar-Hedged), GNMA, High Yield, Investment Grade Corporate Bond, Long-Term U.S. Government, Low Duration, Low Duration II, Low Duration III, Moderate Duration, Municipal Bond, New York Municipal Bond, Real Return, Real Return II, Short-Term, Total Return, Total Return II, Total Return III and Total Return Mortgage Funds	0.25%
Convertible and StocksPLUS Funds	0.40%
Emerging Markets Bond Fund	0.45%
CommodityRealReturn Strategy and StocksPLUS Total Return Funds	0.49%
European Convertible and Real Return Asset Funds	0.50%

PIMCO pays a fee to Research Affiliates, the asset allocation sub-adviser of the All Asset Fund, at an annual rate of 0.20% of the average daily net assets of the Fund.

Administrative Fees

Each Fund pays for the administrative services it requires under what is essentially an all-in fee structure. Advisor Class shareholders of each Fund pay an administrative fee to PIMCO, computed as a percentage of the Fund’s assets attributable in the aggregate to that class of shares. PIMCO, in turn, provides or procures administrative services for Advisor Class shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Funds do bear other expenses which are not covered under the administrative fee which may vary and affect the total level of expenses paid by the Advisor Class shareholders, such as brokerage fees, commissions and other transaction expenses, costs of borrowing money, including interest

138

expenses, extraordinary expenses (such as litigation and indemnification expenses) and fees and expenses of the Trust’s Independent Trustees and their counsel (if any). PIMCO generally earns a profit on the administration fee paid by the Funds. Also, under the terms of the administrative agreement, PIMCO, and not Fund shareholders, would benefit from any price decreases in third-party services, including decreases resulting from an increase in net assets.

The Funds will pay PIMCO monthly administrative fees at the following annual rates (stated as a percentage of the average daily net assets attributable in the aggregate to the Fund’s Advisor Class shares):

Fund	Administrative Fees
All Asset Fund	0.15%
Low Duration, Short-Term and Total Return Funds	0.20%
Short Duration Municipal Income Fund	0.29%
Moderate Duration, Money Market, Municipal Bond, Real Return and Real Return II Funds	0.30%
California Intermediate Municipal Bond, California Municipal Bond and New York Municipal Bond Funds	0.32%
CommodityRealReturn Strategy, Convertible, European Convertible, Foreign Bond (U.S. Dollar-Hedged), GNMA, High Yield, Investment Grade Corporate Bond, Long-Term U.S. Government, Low Duration II, Low Duration III, Real Return Asset, StocksPLUS, StocksPLUS Total Return, Total Return II, Total Return III and Total Return Mortgage Funds	0.35%
Global Bond (Unhedged) and Global Bond (U.S. Dollar-Hedged) Funds	0.40%
Emerging Markets Bond Fund	0.50%

Fund of Funds Fees

The All Asset Fund pays advisory and administrative fees directly to PIMCO at an annual rate of 0.20% and 0.15%, respectively, based on the average daily net assets attributable in the aggregate to the Fund’s Advisor Class shares. The Fund also indirectly pays its proportionate share of the advisory and administrative fees paid to PIMCO by the Underlying Funds in which the Fund invests. PIMCO has contractually agreed for the Fund’s current fiscal year, to reduce its advisory fee to the extent that the Underlying Fund Expenses attributable to advisory and administrative fees exceed 0.60% of the total assets invested in Underlying PIMS Funds.

The expenses associated with investing in a “fund of funds” are generally higher than those for mutual funds that do not invest primarily in other mutual funds. This is because shareholders in a “fund of funds” indirectly pay a portion of the fees and expenses charged at the underlying fund level. The Funds invest in Institutional Class shares of the Underlying Funds, which are not subject to any sales charges or 12b-1 fees.

The following table summarizes the annual expenses borne by Institutional Class shareholders of the Underlying Funds. Because the All Asset Funds invests in Institutional Class shares of the Underlying Funds, shareholders of the Fund indirectly bear a proportionate share of these expenses, depending upon how the Fund’s assets are allocated from time to time among the Underlying Funds.

139

Annual Underlying Fund Expenses

(Based on the average daily net assets attributable to a Fund’s Institutional Class Shares)

Underlying Fund	Advisory Fees	Other Expenses(1)	Total Fund Operating Expenses
California Intermediate Municipal Bond Fund	0.25%	0.22%	0.47%
California Municipal Bond Fund	0.25	0.22	0.47
CommodityRealReturn Strategy Fund	0.49	0.25	0.74
Convertible Fund	0.40	0.26	0.66
Developing Local Markets Fund*	0.45	0.51	0.96	(2)
Diversified Income Fund	0.45	0.30	0.75
Emerging Markets Bond Fund	0.45	0.40	0.85
European Convertible Fund	0.50	0.26	0.76
European StocksPLUS TR Strategy Fund	0.55	0.31	0.86
Far East (ex-Japan) StocksPLUS TR Stategy Fund	0.55	0.30	0.85
Floating Income Fund	0.30	0.26	0.56	(3)
Foreign Bond Fund (Unhedged)	0.25	0.25	0.50
Foreign Bond Fund (U.S. Dollar-Hedged)	0.25	0.25	0.50
Fundamental IndexPLUS Fund*	0.45	0.26	0.65	(4)
Fundamental IndexPLUS TR Fund*	0.54	0.26	0.74	(5)
Global Bond Fund (Unhedged)	0.25	0.30	0.55
Global Bond Fund (U.S. Dollar-Hedged)	0.25	0.30	0.55
GNMA Fund	0.25	0.25	0.50
International Stocks PLUS TR Strategy Fund	0.55	0.30	0.85
High Yield Fund	0.25	0.25	0.50
Investment Grade Corporate Bond Fund	0.25	0.25	0.50
Japanese StocksPLUS TR Strategy Fund	0.55	0.31	0.85
Long-Term U.S. Government Fund	0.25	0.25	0.50
Low Duration Fund	0.25	0.18	0.43
Low Duration Fund II	0.25	0.25	0.50
Low Duration Fund III	0.25	0.25	0.50
Moderate Duration Fund	0.25	0.20	0.45
Money Market Fund	0.12	0.20	0.32
Municipal Bond Fund	0.25	0.24	0.49
New York Municipal Bond Fund	0.25	0.22	0.47
Real Estate Real Return Strategy Fund	0.49	0.25	0.74
Real Return Fund	0.25	0.20	0.45
Real Return Fund II	0.25	0.20	0.45
Real Return Asset Fund	0.35	0.25	0.60
Short Duration Municipal Income Fund	0.20	0.15	0.35
Short-Term Fund	0.25	0.20	0.45
StocksPLUS Fund	0.40	0.25	0.65
StocksPLUS Municipal-Backed Fund	0.44	0.25	0.69
StocksPLUS Total Return Fund	0.49	0.25	0.74
StocksPLUS TR Short Strategy Fund	0.49	0.25	0.74
Total Return Fund	0.25	0.18	0.43
Total Return Fund II	0.25	0.25	0.50
Total Return Fund III	0.25	0.25	0.50
Total Return Mortgage Fund	0.25	0.25	0.50

(1)	Other Expenses includes administrative fees and other expenses (e.g. organizational expenses, interest expenses, and pro rata trustee fees) attributable to the Institutional Class shares. For the Developing Local Markets, Floating Income, Fundamental IndexPLUS and Fundamental IndexPLUS TR Fund, the Other Expenses are based on estimated amounts for the initial fiscal year of each Fund’s Institutional class shares and include each Fund’s organizational expenses.

140

(2)	PIMCO has contractually agreed, for the Fund’s current fiscal year (3/31), to waive its administrative fee, or reimburse the Fund, to the extent that, due to organizational expenses and/or the payment of the Fund’s pro rata share of Trustees’ fees, the total fund operating expenses exceed 0.9549% of the Fund’s average net assets attributable to Institutional Class shares. Under the Expense Limitation Agreement, which renews annually for a full fiscal year unless terminated by PIMCO upon at least 30 days’ notice prior to fiscal year-end, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.
(3)	PIMCO has contractually agreed, for the Fund’s current fiscal year (3/31), to reduce Total Annual Fund Operating Expenses to the extent they would exceed, due to the payment of organizational expenses and Trustees fees, 0.5549% for the Institutional Class. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.
(4)	PIMCO has contractually agreed, for the Fund’s current fiscal year (3/31), to waive its administrative fee, or reimburse the Fund, to the extent that, due to organizational expenses and/or the payment of the Fund’s pro rata share of Trustees’ fees, the total fund operating expenses exceed 0.6549% of the Fund’s average net assets attributable to Institutional Class shares, respectively. Under the Expense Limitation Agreement, which renews annually for a full fiscal year unless terminated by PIMCO upon at least 30 days’ notice prior to fiscal year-end, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.
(5)	PIMCO has contractually agreed, until March 31, 2007, to waive a portion of its Advisory Fee equal to 0.05% of average daily net assets, In addition PIMCO has contractually agreed, for the Fund’s current fiscal year (3/31), to waive its administrative fee, or reimburse the Fund, to the extent that, due to organizational expenses and/or the payment of the Fund’s pro rata share of Trustees’ fees, the total fund operating expenses exceed 0.7449% of the Fund’s average net assets attributable to Institutional Class shares, respectively. Under the Expense Limitation Agreement, which renews annually for a full fiscal year unless terminated by PIMCO upon at least 30 days’ notice prior to fiscal year-end, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Individual Portfolio Managers

The following individuals have primary responsibility for managing each of the noted Funds.

Fund	Portfolio Manager	Since		Recent Professional Experience
All Asset	Robert D. Arnott	7/02	*	Chief Executive Officer, Research Affiliates LLC. Until April 30, 2004, Mr. Arnott was also Chairman of First Quadrant, L.P.

California Intermediate Municipal Bond	Mark V. McCray	4/00		Executive Vice President, PIMCO. He joined PIMCO as a Portfolio Manager in 2000. Prior to joining PIMCO, he was a bond trader from 1992-1999 at Goldman Sachs & Co. where he was appointed Vice President in 1996 and named co-head of municipal bond trading in 1997 with responsibility for the firm’s proprietary account and supervised municipal bond traders.
California Municipal Bond		5/00	*
Municipal Bond		4/00
New York Municipal Bond		4/00
Short Duration Municipal Income		4/00

141

Fund	Portfolio Manager	Since		Recent Professional Experience
CommodityRealReturn Strategy Real Return Real Return II Real Return Asset	John B. Brynjolfsson	6/02 1/97 2/02 11/01	* * * *	Managing Director, PIMCO. He joined PIMCO as a Portfolio Manager in 1989, and has managed fixed income accounts for various institutional clients and funds since 1992.

Convertible	Mark D. Hudoff	8/03		Executive Vice President, PIMCO. He joined PIMCO as a Senior Credit Analyst in 1996, and has managed fixed income accounts for various institutional clients since that time.

Emerging Markets Bond	Mohamed A. El-Erian	8/99		Managing Director, PIMCO. He joined PIMCO as a Portfolio Manager in 1999. Prior to joining PIMCO, he was a Managing Director from 1998-1999 for Salomon Smith Barney/Citibank, where he was head of emerging markets research.

European Convertible	Yuri P. Garbuzov	5/02		Senior Vice President, PIMCO. He joined PIMCO as a Portfolio Manager in 1997, and has managed fixed income accounts for various institutional clients since that time.

Foreign Bond (U.S. Dollar-Hedged) Global Bond (Unhedged) Global Bond (U.S. Dollar-Hedged)	Sudi Mariappa	11/00 11/00 11/00		Managing Director, PIMCO. He joined PIMCO as a Portfolio Manager in 2000. Prior to joining PIMCO, Mr. Mariappa was a Managing Director with Merrill Lynch from 1999-2000. Prior to that, he was associated with Sumitomo Finance International as an Executive Director in 1998, and with Long-term Capital Management as a strategist from 1995-1998.

GNMA Total Return Mortgage	W. Scott Simon	10/01 4/00		Managing Director, PIMCO. He joined PIMCO as a Portfolio Manager in 2000. Prior to joining PIMCO, he was a Senior Managing Director and co-head of mortgage-backed security pass-through trading at Bear Stearns & Co.

High Yield	Raymond G. Kennedy	4/02		Managing Director, PIMCO. He is a Portfolio Manager and a senior member of PIMCO’s investment strategy group. He joined PIMCO as a Credit Analyst in 1996.

Investment Grade Corporate Bond	Mark Kiesel	11/02		Executive Vice President, PIMCO. He is a Portfolio Manager and a senior member of PIMCO’s investment strategy group. He has served as a Portfolio Manager, head of equity derivatives and as a senior Credit Analyst since joining PIMCO in 1996.

Long-Term U.S. Government	James M. Keller	4/00		Managing Director, PIMCO. He joined PIMCO as a Credit Analyst in 1996, and has managed fixed income accounts for various institutional clients since that time.

Low Duration Low Duration II Low Duration III Moderate Duration StocksPLUS StocksPLUS Total Return Total Return Total Return II Total Return III	William H. Gross	5/87 10/91 12/96 1/98 1/98 6/02 5/87 12/91 5/91	* * * * * * *	Managing Director, Chief Investment Officer and a founding partner of PIMCO. He leads a team that manages the Moderate Duration, StocksPLUS and StocksPLUS Total Return Funds.

Money Market Short-Term	Paul A. McCulley	11/99 8/99		Managing Director, PIMCO. He has managed fixed income assets since joining PIMCO in 1999. Prior to joining PIMCO, Mr. McCulley was associated with Warburg Dillon Read as a Managing Director from 1992-1999 and Head of Economic and Strategy Research for the Americas from 1995-1999, where he managed macro research world-wide.

*	Since inception of the Fund.

142

Distributor

The Trust’s Distributor is Allianz Global Investors Distributors LLC (“AGIC” or “Distributor”), an indirect subsidiary of AllianzGlobal Investors of America L.P. The Distributor, located at 2187 Atlantic Street, Stamford, CT 06902, is a broker-dealer registered with the Securities and Exchange Commission (“SEC”).

Management of the Funds

Regulatory and Litigation Matters

On June 1, 2004, the Attorney General of the State of New Jersey announced that it had dismissed PIMCO from a complaint filed by the New Jersey Attorney General on February 17, 2004, and that it had entered into a settlement agreement (the “New Jersey Settlement”) with PIMCO’s parent company, AGI (formerly known as Allianz Dresdner Asset Management of America L.P.), PEA Capital LLC (an entity affiliated with PIMCO through common ownership) (“PEA”) and AGID, in connection with the same matter. In the New Jersey Settlement, AGI, PEA and AGID neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the New Jersey Settlement alleged, among other things, that AGI, PEA and AGID had failed to disclose that they improperly allowed certain hedge funds to engage in “market timing” in certain funds. The complaint sought injunctive relief, civil monetary penalties, restitution and disgorgement of profits.

Since February 2004, PIMCO, AGI, PEA, AGID, and certain of their affiliates, including the Trust, Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series), and the Trustees of the Trust, have been named as defendants in 14 lawsuits filed in U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. Ten of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in the U.S. District Court for the District of Maryland; four of those lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the Trust and the Allianz Funds during specified periods, or as derivative actions on behalf of the Trust and Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain of the Allianz Funds and Funds of the Trust and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, the Trustees, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the Trust or on behalf of the Trust itself against other defendants. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote the Allianz Funds and Funds of the Trust, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

The Trust has learned that, on April 11, 2005, the Attorney General of the State of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia (the “West Virginia Complaint”) against Allianz Global Investors Fund Management LLC (formerly PA Fund Management LLC) (“AGIF”), PEA and AGID alleging, among other things, that they improperly allowed broker-dealers, hedge funds and investment advisers to engage in frequent trading of various open-end funds advised or distributed by Allianz Global Investors Fund Management LLC and certain of its affiliates in violation of the funds’ stated restrictions on “market timing.” On May 31, 2005, PAFM, PEA and PAD, along with the other mutual fund defendants in the action, removed the action to the U.S. District Court for the District of West Virginia. The West Virginia Complaint also names numerous other defendants unaffiliated with Allianz Global Investors Fund Management in separate claims alleging improper market timing and/or late trading of open-end investment companies advised or distributed by such other defendants. The West Virginia Complaint seeks injunctive relief, civil monetary penalties, investigative costs and attorney’s fees.

143

Under Section 9(a) of the Investment Company Act of 1940, as amended (“1940 Act”), if the New Jersey Settlement or any of the lawsuits described above were to result in a court injunction against AGI, PEA, AGID and/or their affiliates, PIMCO could, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser, and AGID could be barred from serving as principal underwriter, to any registered investment company, including the Funds. In connection with an inquiry from the SEC concerning the status of the New Jersey Settlement under Section 9(a), PEA, AGID, AGI and certain of their affiliates (including PIMCO) (together, the “Applicants”) have sought exemptive relief from the SEC under Section 9(c) of the 1940 Act. The SEC has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey Settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the SEC takes final action on their application for a permanent order. There is no assurance that the SEC will issue a permanent order.

If the West Virginia Complaint were to result in a court injunction against AGIF, PEA or AGID, the Applicants would, in turn, seek exemptive relief under Section 9(c) with respect to that matter, although there is no assurance that such exemptive relief would be granted.

It is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Funds. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Funds or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Funds.

The foregoing speaks only as of the date of this prospectus. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated only if those developments are material.

Advisor Class Shares

The Trust offers investors Advisor Class shares of the Funds in this prospectus. With the exception of the CommodityRealReturn Strategy Fund, the Trust does not charge any sales charges (loads) or other fees in connection with purchases, sales (redemptions) or exchanges of Advisor Class shares.

• Service and Distribution (12b-1) Fees—Advisor Class Shares. The Trust has adopted both an Administrative Services Plan and a Distribution Plan for the Advisor Class shares of each Fund. The Distribution Plan has been adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (“1940 Act”).

Each Plan allows the Funds to use its Advisor Class assets to reimburse financial intermediaries that provide services relating to Advisor Class shares. The Distribution Plan permits reimbursement for expenses in connection with the distribution and marketing of Advisor Class shares and/or the provision of shareholder services to Advisor Class shareholders. The Administrative Services Plan permits reimbursement for services in connection with the administration of plans or programs that use Advisor Class shares of the Funds as their funding medium and for related expenses.

In combination, the Plans permit a Fund to make total reimbursements at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to its Advisor Class shares. The same entity may not receive both distribution and administrative services fees with respect to the same Advisor Class assets, but may receive fees under each Plan with respect to separate assets. Because these fees are paid out of a Fund’s Advisor Class assets on an ongoing basis, over time they will increase the cost of an investment in Advisor Class shares, and Distribution Plan fees may cost an investor more than other types of sales charges.

• Arrangements with Service Agents. Advisor Class shares of the Funds may be offered through certain brokers and financial intermediaries (“service agents”) that have established a shareholder servicing relationship with the Trust on behalf of their customers. The Trust pays no compensation to such entities other than service and/or distribution fees paid with respect to Advisor Class shares. PIMCO may make additional payments to service agents. Service agents may impose additional or different conditions than the

144

Trust on purchases, redemptions or exchanges of Fund shares by their customers. Service agents may also independently establish and charge their customers transaction fees, account fees and other amounts in connection with purchases, sales and redemptions of Fund shares in addition to any fees charged by the Trust. These additional fees may vary over time and would increase the cost of the customer’s investment and lower investment returns. Each service agent is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions regarding purchases, redemptions and exchanges. Shareholders who are customers of service agents should consult their service agents for information regarding these fees and conditions. Among the service agents with whom the Trust may enter into a shareholder servicing relationship are firms whose business involves or includes investment consulting, or whose parent or affiliated companies are in the investment consulting business, that may recommend that their clients utilize PIMCO’s investment advisory services or invest in the Fund or in other products sponsored by PIMCO and its affiliates.

Purchases, Redemptions and Exchanges

Purchasing Shares

Investors may purchase Advisor Class shares of the Funds at the relevant net asset value (“NAV”) of that class without a sales charge.

Advisor Class shares are offered primarily through broker-dealers and other intermediaries, and each Fund pays service and/or distribution fees to these entities for services they provide to Advisor Class shareholders.

“Wrap account” programs established with broker-dealers or financial intermediaries may purchase shares of the class only if the plan or program for which the shares are being acquired will maintain an omnibus or pooled account for each Fund and will not require a Fund to pay any type of administrative payment per participant account to any third party. Shares may be offered to clients of PIMCO and its affiliates, and to the benefit plans of PIMCO and its affiliates.

• Investment Minimums. The minimum initial investment for shares is $5 million, except that the minimum initial investment for a registered investment adviser purchasing Advisor Class shares for its clients through omnibus accounts is $250,000 per Fund.

The Trust and the Distributor may waive the minimum initial investment for other categories of investors at their discretion.

• Timing of Purchase Orders and Share Price Calculations. A purchase order received by the Trust or its designee prior to the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time), on a day the Trust is open for business, together with payment made in one of the ways described below, will be effected at that day’s NAV. An order received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day. However, orders received by certain retirement plans and other financial intermediaries on a business day prior to the close of regular trading on the NYSE and communicated to the Trust or its designee prior to 9:00 a.m., Eastern time, on the following business day will be effected at the NAV determined on the prior business day. The Trust is “open for business” on each day the NYSE is open for trading, which excludes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Purchase orders will be accepted only on days on which the Trust is open for business.

• Initial Investment. Investors may open an account by completing and signing a Client Registration Application and mailing it to PIMCO Funds, c/o BFDS Midwest, 330 W. 9th Street, Kansas City, MO 64105. A Client Registration Application may be obtained by calling 1-800-927-4648.

Except as described below, an investor may purchase Advisor Class Class shares only by wiring federal funds to the Trust’s transfer agent, Boston Financial Data Services – Midwest (“Transfer Agent”), 330 West 9th Street, Kansas City, Missouri 64105. Before wiring federal funds, the investor must telephone the Trust at 1-800-927-4648 to receive instructions for wire transfer and must provide the following information: name of authorized person, shareholder name, shareholder account number, name of Fund and share class, and amount being wired.

145

An investor may purchase shares without first wiring federal funds if the proceeds of the investment are derived from an advisory account the investor maintains with PIMCO or one of its affiliates, or from an investment by broker-dealers, institutional clients or other financial intermediaries which have established a shareholder servicing relationship with the Trust on behalf of their customers.

• Additional Investments. An investor may purchase additional Advisor Class shares of the Funds at any time by calling the Trust and wiring federal funds to the Transfer Agent as outlined above.

• Verification of Identity. To help the federal government combat the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, a Fund must obtain the following information for each person that opens a new account:

1. Name;

2. Date of birth (for individuals);

3. Residential or business street address; and

4. Social security number, taxpayer identification number, or other identifying number.

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

Individuals may also be asked for a copy of their driver’s license, passport or other identifying document in order to verify their identity. In addition, it may be necessary to verify an individual’s identity by cross-referencing the identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

After an account is opened, a Fund may restrict your ability to purchase additional shares until your identity is verified. A Fund also may close your account and redeem your shares or take other appropriate action if it is unable to verify your identity within a reasonable time.

• Other Purchase Information. Purchases of a Fund’s Advisor Class shares will be made in full and fractional shares. In the interest of economy and convenience, certificates for shares will not be issued.

The Trust and the Distributor each reserves the right, in its sole discretion, to suspend the offering of shares of the Funds or to reject any purchase order, in whole or in part, when, in the judgment of management, such suspension or rejection is in the best interests of the Trust.

The Trust and the Distributor each reserves the right, in its sole discretion, to suspend the offering of shares of the Funds or to reject any purchase order, in whole or in part, when, in the judgment of management, such suspension or rejection is in the best interests of the Trust.

An investor should invest in the Funds for long-term investment purposes only. The Trust and PIMCO each reserves the right to restrict purchases of Fund shares (including exchanges) when a pattern of frequent purchases and sales made in response to short-term fluctuations in share price appears evident. Notice of any such restrictions, if any, will vary according to the particular circumstances.

Advisor Class shares of the Trust are not qualified or registered for sale in all states. Investors should inquire as to whether shares of a particular Fund are available for offer and sale in the investor’s state of residence.

Shares of the Trust may not be offered or sold in any state unless registered or qualified in that jurisdiction or unless an exemption from registration or qualification is available.

146

Subject to the approval of the Trust, an investor may purchase shares of a Fund with liquid securities that are eligible for purchase by the Fund (consistent with the Fund’s investment policies and restrictions) and that have a value that is readily ascertainable in accordance with the Trust’s valuation policies. These transactions will be effected only if PIMCO intends to retain the security in the Fund as an investment. Assets purchased by a Fund in such a transaction will be valued in generally the same manner as they would be valued for purposes of pricing the Fund’s shares, if such assets were included in the Fund’s assets at the time of purchase. The Trust reserves the right to amend or terminate this practice at any time.

• Abusive Trading Practices. The Trust encourages shareholders to invest in the Funds as part of a long-term investment strategy and discourages excessive, short-term trading and other abusive trading practices. To that end, the Trust’s Board of Trustees has adopted policies and procedures reasonably designed to detect and prevent short-term trading activity that may be harmful to the Fund and its shareholders. Such activities, sometimes referred to as “market timing,” may have a detrimental effect on the Fund(s) and its/their shareholders. For example, depending upon various factors such as the size of a Fund and the amount of its assets maintained in cash, short-term or excessive trading by Fund shareholders may interfere with the efficient management of the Fund’s portfolio, increase transaction costs and taxes, and may harm the performance of the Fund and its shareholders.

The Trust seeks to deter and prevent abusive trading practices, and to reduce these risks, through several methods. First, the Trust imposes redemption fees on most Fund shares redeemed or exchanged within a given period after their purchase. See “Redemption Fees” below for further information.

Second, to the extent that there is a delay between a change in the value of a mutual fund’s portfolio holdings, and the time when that change is reflected in the net asset value of the fund’s shares, the fund is exposed to the risk that investors may seek to exploit this delay by purchasing or redeeming shares at net asset values that do not reflect appropriate fair value prices. The Trust seeks to deter and prevent this activity, sometimes referred to as “stale price arbitrage,” by the appropriate use of “fair value” pricing of the Funds’ portfolio securities. See “How Fund Shares Are Priced” below for more information.

Third, the Trust seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Trust and PIMCO each reserve the right to restrict or refuse any purchase or exchange transaction if, in the judgment of the Trust or of PIMCO, the transaction may adversely affect the interests of a Fund or its shareholders. Among other things, the Trust may monitor for any patterns of frequent purchases and sales that appear to be made in response to short-term fluctuations in share price, and may also monitor for any attempts to improperly avoid the imposition of Redemption Fees. Notice of any restrictions or rejections of transactions may vary according to the particular circumstances.

Although the Trust and its service providers seek to use these methods to detect and prevent abusive trading activities, and although the Trust will consistently apply such methods, there can be no assurances that such activities can be mitigated or eliminated. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for presentation to the Fund on a net basis, conceal the identity of the individual investors from the Fund. This makes it more difficult for the Funds to identify short-term transactions in the Funds.

Redeeming Shares

• Redemptions by Mail. An investor may redeem (sell) Advisor Class shares by submitting a written request to PIMCO Funds at 840 Newport Center Drive, Newport Beach, California 92660. The redemption request should state the Fund from which the shares are to be redeemed, the class of shares, the number or dollar amount of the shares to be redeemed and the account number. The request must be signed exactly as the names of the registered owners appear on the Trust’s account records, and the request must be signed by the minimum number of persons designated on the Client Registration Application that are required to effect a redemption.

• Redemptions by Telephone or Other Wire Communication. An investor that elects this option on the Client Registration Application (or subsequently in writing) may request redemptions of shares by calling the Trust at 1-800-927-4648, by sending a facsimile to 1-816-421-2861, by sending an e-mail to pimcoteam@bfds.com, or by other means of wire communication. Investors should state the Fund and class

147

from which the shares are to be redeemed, the number or dollar amount of the shares to be redeemed, the account number and the signature (which may be an electronic signature) of an authorized signatory. Redemption requests of an amount of $10 million or more may be initiated by telephone or by e-mail, but must be confirmed in writing by an authorized party prior to processing.

In electing a telephone redemption, the investor authorizes PIMCO and the Transfer Agent to act on telephone instructions from any person representing himself to be the investor, and reasonably believed by PIMCO or the Transfer Agent to be genuine. Neither the Trust nor the Transfer Agent may be liable for any loss, cost or expense for acting on instructions (whether in writing or by telephone) believed by the party receiving such instructions to be genuine and in accordance with the procedures described in this prospectus. Shareholders should realize that by electing the telephone, or wire or e-mail redemption option, they may be giving up a measure of security that they might have if they were to redeem their shares in writing. Furthermore, interruptions in service may mean that a shareholder will be unable to effect a redemption by telephone or e-mail when desired. The Transfer Agent also provides written confirmation of transactions initiated by telephone as a procedure designed to confirm that telephone instructions are genuine (written confirmation is also provided for redemption requests received in writing or via e-mail). All telephone transactions are recorded, and PIMCO or the Transfer Agent may request certain information in order to verify that the person giving instructions is authorized to do so. The Trust or Transfer Agent may be liable for any losses due to unauthorized or fraudulent telephone transactions if it fails to employ reasonable procedures to confirm that instructions communicated by telephone are genuine. All redemptions, whether initiated by letter or telephone, will be processed in a timely manner, and proceeds will be forwarded by wire in accordance with the redemption policies of the Trust detailed below. See “Other Redemption Information.”

Shareholders may decline telephone exchange or redemption privileges after an account is opened by instructing the Transfer Agent in writing at least seven business days prior to the date the instruction is to be effective. Shareholders may experience delays in exercising telephone redemption privileges during periods of abnormal market activity. During periods of volatile economic or market conditions, shareholders may wish to consider transmitting redemption orders by facsimile, e-mail or overnight courier.

• Timing of Redemption Requests and Share Price Calculations. A redemption request received by the Trust or its designee prior to the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time), on a day the Trust is open for business, is effective on that day. A redemption request received after that time becomes effective on the next business day. Redemption requests for Fund shares are effected at the NAV per share next determined after receipt of a redemption request by the Trust or its designee. The request must properly identify all relevant information such as account number, redemption amount (in dollars or shares), the Fund name, and must be executed or initiated by the appropriate signatories.

• Other Redemption Information. Redemption proceeds will ordinarily be wired to the investor’s bank within three business days after the redemption request, but may take up to seven days. Redemption proceeds will be sent by wire only to the bank name designated on the Client Registration Application. Redemptions of Fund shares may be suspended when trading on the New York Stock Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payment for more than seven days, as permitted by law.

For shareholder protection, a request to change information contained in an account registration (for example, a request to change the bank designated to receive wire redemption proceeds) must be received in writing, signed by the minimum number of persons designated on the Client Registration Application that are required to effect a redemption, and accompanied by a signature guarantee from any eligible guarantor institution, as determined in accordance with the Trust’s procedures. Shareholders should inquire as to whether a particular institution is an eligible guarantor institution. A signature guarantee cannot be provided by a notary public. In addition, corporations, trusts, and other institutional organizations are required to furnish evidence of the authority of the persons designated on the Client Registration Application to effect transactions for the organization.

148

Due to the relatively high cost of maintaining small accounts, the Trust reserves the right to redeem Institutional Class and Administrative Class shares in any account for their then-current value (which will be promptly paid to the investor) if at any time, due to redemption by the investor, the shares in the account do not have a value of at least $100,000. A shareholder will receive advance notice of a mandatory redemption and will be given at least 30 days to bring the value of its account up to at least $100,000.

The Trust agrees to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1% of the Fund’s net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust reserves the right to pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. It is highly unlikely that shares would ever be redeemed in kind. When shares are redeemed in kind, the redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received in the distribution.

Exchange Privilege

An investor may exchange Advisor Class shares of a Fund for shares of the same class of any other Fund of the Trust that offers that class based on the respective NAVs of the shares involved. An exchange may be made by following the redemption procedure described above under “Redemptions by Mail” or, if the investor has elected the telephone redemption option, by calling the Trust at 1-800-927-4648.

An investor may exchange shares only with respect to Funds that are registered in the investor’s state of residence or where an exemption from registration is available. An exchange order is treated the same for tax purposes as a redemption followed by a purchase and may result in a capital gain or loss, and special rules may apply in computing tax basis when determining gain or loss. See “Tax Consequences” in this prospectus and “Taxation” in the Statement of Additional Information.

The Trust reserves the right to refuse exchange purchases if, in the judgment of PIMCO, the purchase would adversely affect a Fund and its shareholders. In particular, a pattern of exchanges characteristic of “market-timing” strategies may be deemed by PIMCO to be detrimental to the Trust or a particular Fund. Currently, the Trust limits the number of “round trip” exchanges investors may make. An investor makes a “round trip” exchange when the investor purchases shares of a particular Fund, subsequently exchanges those shares for shares of a different PIMCO Fund, and then exchanges back into the originally purchased Fund. The Trust has the right to refuse any exchange for any investor who completes (by making the exchange back into the shares of the originally purchased Fund) more than six round trip exchanges in any twelve-month period. The Trust reserves the right to impose additional restrictions on exchanges at any time, although it will attempt to give shareholders 30 days’ prior notice whenever it is reasonably able to do so.

Request for Multiple Copies of Shareholder Documents

To reduce expenses, it is intended that only one copy of the Funds’ prospectus and each annual and semi-annual report will be mailed to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents and your shares are held directly with the Trust, call the Trust at 1-800-927-4648. Alternatively, if your shares are held through a financial institution, please contact it directly. Within thirty days after receipt of your request by the Trust, such party will begin sending you individual copies.

Redemption Fees

Shareholders of each Fund listed below will be subject to a Redemption Fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares redeemed or exchanged (based on the total redemption proceeds after any applicable deferred sales charges) within a certain number of days after their acquisition (by purchase or exchange). The following table indicates the applicable holding period for each Fund. Shares redeemed or exchanged before the expiration of the holding period will be subject to the Redemption Fee.

149

Fund	Holding Period[1]
GNMA, Low Duration, Low Duration II, Low Duration III, Moderate Duration, Real Return, Real Return II, Short Duration Municipal Bond, Short-Term, Total Return, Total Return II, Total Return III and Total Return Mortgage Funds	7 calendar days

All Asset, California Intermediate Municipal Bond, California Municipal Bond, CommodityRealReturn Strategy, Convertible, Diversified Income, Emerging Markets Bond, European Convertible, Foreign Bond (U.S. Dollar-Hedged), Global Bond (Unhedged), Global Bond (U.S. Dollar-Hedged), High Yield, Investment Grade Corporate Bond, Long-Term U.S. Government, Municipal Bond, New York Municipal Bond, Real Return Asset, StocksPLUS and StocksPLUS Total Return Funds	30 calendar days

[1]	With respect to any acquisition of shares, the holding period commences on the day of acquisition. A new holding period begins with each acquisition of shares through a purchase or exchange.

In cases where redeeming shareholders hold shares acquired on different dates, the first-in/first-out (“FIFO”) method will be used to determine which shares are being redeemed, and therefore whether a Redemption Fee is payable. In cases where redemptions are processed through financial intermediaries, there may be a delay between the time the shareholder redeems his or her shares and the payment of the Redemption Fee to the Fund, depending upon such financial intermediaries’ trade processing procedures and systems.

A new time period begins with each acquisition of shares through a purchase or exchange. For example, for Funds with a seven-day holding period, a series of transactions in which shares of Fund A are exchanged for shares of Fund B four days after the purchase of the Fund A shares, followed four days later by an exchange of the Fund B shares for shares of Fund C, will be subject to two Redemption Fees (one on each exchange).

The purpose of Redemption Fees is to deter excessive, short-term trading and other abusive trading practices as described above under “Abusive Trading Practices” and to help offset the costs associated with the sale of portfolio securities to satisfy redemption and exchange requests made by “market timers” and other short-term shareholders, thereby insulating longer-term shareholders from such costs. Redemption Fees are not paid separately, but are deducted from the amount to be received in connection with a redemption or exchange. Redemption Fees are paid to and retained by the Funds to defray certain costs described below and are not paid to or retained by PIMCO or the Distributor. Redemption Fees are not sales charges or contingent deferred sales charges. Redemption and exchange of shares acquired through the reinvestment of dividends and distributions are not subject to Redemption Fees.

Limitations on the Assessment of Redemption Fees. The Funds may not be able to impose and/or collect the Redemption Fee in certain circumstances. For example, the Funds will not be able to collect the Redemption Fee on redemptions and exchanges by shareholders who invest through certain retirement plans or through certain financial intermediaries (for example, through broker-dealer omnibus accounts or through a recordkeeping organization) that have not agreed to assess or collect the Redemption Fee from such shareholders, or that have not agreed to provide the information necessary for the Funds to impose the Redemption Fee on such shareholders or do not currently have the capability to assess or collect the Redemption Fee. The Funds may nonetheless continue to effect share transactions for such shareholders and financial intermediaries. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for presentation to a Fund on a net basis, conceal the identity of the individual investors from the Fund. This makes it more difficult for the Funds to identify short-term transactions in the Funds, and makes assessment of the Redemption Fee on transactions effected through such

150

accounts impractical without the assistance of the financial intermediary. Due to these limitations on the assessment of the Redemption Fee, the Funds’ use of Redemption Fees may not successfully eliminate excessive short-term trading in shares of the Funds.

Waivers of Redemption Fees. In the following situations, the Funds have elected not to impose the Redemption Fee:

•	redemptions and exchanges of Fund shares acquired through the reinvestment of dividends and distributions;

•	certain types of redemptions and exchanges of Fund shares owned through participant-directed retirement plans (see below for details);

•	redemptions or exchanges in discretionary asset allocation or wrap programs (“wrap programs”) that are initiated by the sponsor of the program as part of a periodic rebalancing, provided that such rebalancing occurs no more frequently than quarterly;

•	redemptions or exchanges in a wrap program that are made as a result of a full withdrawal from the wrap program or as part of a systematic withdrawal plan;

•	involuntary redemptions, such as those resulting from a shareholder’s failure to maintain a minimum investment in the Funds, or to pay shareholder fees;

•	redemptions and exchanges effected by other mutual funds that are sponsored by PIMCO or its affiliates; and

•	otherwise as PIMCO or the Trust may determine in their sole discretion.

The Trust may eliminate or modify the waivers enumerated above at any time, in its sole discretion. Shareholders will receive 60 days’ notice of any material changes to the Redemption Fee, unless otherwise provided by law.

How Fund Shares Are Priced

The net asset value (“NAV”) of a Fund’s Advisor Class shares is determined by dividing the total value of a Fund’s portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class.

Except for the Money Market Fund, for purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Certain securities or investments for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction.

The Money Market Fund’s securities are valued using the amortized cost method of valuation, which involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

151

Fund shares are valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the NYSE is open. For purposes of calculating the NAV, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Funds or their agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When a Fund uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. The Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined by the Board of Trustees or persons acting at their direction may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed above under “Abusive Trading Practices.” Fair value pricing may require subjective determinations about the value of security.

Under certain circumstances, the per share NAV of the Administrative Class shares of the Funds may be lower than the per share NAV of the Institutional Class shares as a result of the daily expense accruals of the service and/or distribution fees paid by Administrative Class shares. Generally, for Funds that pay income dividends, those dividends are expected to differ over time by approximately the amount of the expense accrual differential between the two classes.

152

Fund Distributions

Each Fund distributes substantially all of its net investment income to shareholders in the form of dividends. A shareholder begins earning dividends on Fund shares the day after the Trust receives the shareholder’s purchase payment. Dividends paid by each Fund with respect to each class of shares are calculated in the same manner and at the same time. The following shows when each Fund intends to declare and distribute income dividends to shareholders of record.

Fund	Declared Daily and Paid Monthly	Declared and Paid Quarterly
Fixed Income Funds	•
All Asset, CommodityRealReturn Strategy, Convertible, European Convertible, StocksPLUS, and StocksPLUS Total Return Funds		•

In addition, each Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently.

A Fund’s dividend and capital gain distributions with respect to a particular class of shares will automatically be reinvested in additional shares of the same class of the Fund at NAV unless the shareholder elects to have the distributions paid in cash. A shareholder may elect to have distributions paid in cash on the Client Registration Application or by submitting a written request, signed by the appropriate signatories, indicating the account number, Fund name(s) and wiring instructions. Shareholders do not pay any sales charges on shares received through the reinvestment of Fund distributions.

With respect to the Funds whose policy it is to declare dividends daily, if a purchase order for shares is received prior to 12:00 noon, Eastern time, and payment in federal funds is received by the Transfer agent by the close of the federal funds wire on the day the purchase order is received, dividends will accrue starting that day. If a purchase order is received after 12:00 noon, Eastern time, and payment in federal funds is received by the Transfer Agent by the close of the federal funds wire on the day the purchase order is received, or as otherwise agreed to by the Trust, the order will be effected at that day’s net asset value, but dividends will not begin to accrue until the following business day.

Tax Consequences

• Taxes on Fund Distributions. A shareholder subject to U.S. federal income tax will be subject to tax on Fund distributions whether they are paid in cash or reinvested in additional shares of the Funds. For federal income tax purposes, Fund distributions will be taxable to the shareholder as either ordinary income or capital gains.

Fund dividends (i.e., distributions of investment income) are taxable to shareholders as ordinary income. Federal taxes on Fund distributions of gains are determined by how long the Fund owned the investments that generated the gains, rather than how long a shareholder has owned the shares. Distributions of gains from investments that a Fund owned for more than one year will generally be taxable to shareholders as long-term capital gains. Distributions of gains from investments that the Fund owned for one year or less will generally be taxable as ordinary income.

Fund distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund prior to the shareholder’s investment and thus were included in the price paid for the shares. For example, a shareholder who purchases shares on or just before the record date of a Fund distribution will pay full price for the shares and may receive a portion of his or her investment back as a taxable distribution.

• Taxes on Redemption or Exchanges of Shares. Any gain resulting from the sale of Fund shares will generally be subject to federal income tax. When a shareholder exchanges shares of a Fund for shares of another series, the transaction will be treated as a sale of the Fund shares for these purposes, and any gain on those shares will generally be subject to federal income tax.

153

• Returns of Capital. If a Fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in the Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

• A Note on the CommodityRealReturn Strategy Fund. One of the requirements for qualification as a regulated investment company under Subchapter M of the Code is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies (“Qualifying Income”). Counsel to the Fund has opined that certain commodity swap agreements entered into by the Fund should constitute securities for purposes of the Qualifying Income test. Existing authority does not fully address the treatment of such swaps under the Code or under related securities laws. The opinion is not binding on the Service and there is no assurance that the Service will not challenge the Fund’s status as a regulated investment company. If the Service were to challenge the Fund’s position and that challenge were upheld, or if the Fund were otherwise to fail to qualify as a regulated investment company, then the Fund would be subject to federal income tax on its net income and capital gains at regular corporate income tax rates (without a deduction for distributions to shareholders). When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to the Fund’s earnings and profits.

• A Note on the CommodityRealReturn Strategy, Real Return, Real Return II and Real Return Asset Funds. Periodic adjustments for inflation to the principal amount of an inflation-indexed bond may give rise to original issue discount, which will be includable in the Fund’s gross income. Due to original issue discount, the Fund may be required to make annual distributions to shareholders that exceed the cash received, which may cause the Fund to liquidate certain investments when it is not advantageous to do so. Also, if the principal value of an inflation-indexed bond is adjusted downward due to deflation, amounts previously distributed in the taxable year may be characterized in some circumstances as a return of capital.

• A Note on the Municipal Funds. Dividends paid to shareholders of the Municipal Funds and derived from Municipal Bond interest are expected to be designated by the Funds as “exempt-interest dividends” and shareholders may generally exclude such dividends from gross income for federal income tax purposes. The federal tax exemption for “exempt-interest dividends” from Municipal Bonds does not necessarily result in the exemption of such dividends from state and local taxes although the California Intermediate Municipal Bond Fund, the California Municipal Bond Fund, and the New York Municipal Bond Fund intend to arrange their affairs so that a portion of such distributions will be exempt from state taxes in the respective state. Each Municipal Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Dividends derived from taxable interest or capital gains will be subject to federal income tax. The interest on “private activity” bonds is a tax-preference item for purposes of the federal alternative minimum tax. As a result, for shareholders that are subject to the alternative minimum tax, income derived from “private activity” bonds will not be exempt from federal income tax. The Municipal Funds seek to produce income that is generally exempt from federal income tax and will not benefit investors in tax-sheltered retirement plans or individuals not subject to federal income tax. Further, the California Intermediate Municipal Bond, the California Municipal Bond, and the New York Municipal Bond Funds seek to produce income that is generally exempt from the relevant state’s income tax and will not benefit individuals that are not subject to that state’s income tax.

• A Note on Funds of Funds. The All Asset Fund’s use of a fund of funds structure could affect the amount, timing and character of distributions to shareholders, and may therefore increase the amount of taxes payable by shareholders.

This section relates only to federal income tax; the consequences under other tax laws may differ. Shareholders should consult their tax advisors as to the possible application of foreign, state and local income tax laws to Fund dividends and capital distributions. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Funds.

154

Characteristics and Risks of Securities and Investment Techniques

This section provides additional information about some of the principal investments and related risks of the Funds described under “Summary Information” and “Summary of Principal Risks” above. It also describes characteristics and risks of additional securities and investment techniques that may be used by the Funds from time to time. Most of these securities and investment techniques are discretionary, which means that PIMCO can decide whether to use them or not. This prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Funds. As with any mutual fund, investors in the Funds rely on the professional investment judgment and skill of PIMCO and the individual portfolio managers. Please see “Investment Objectives and Policies” in the Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Funds.

The All Asset Fund invests its assets in shares of the Underlying Funds, and as such do not invest directly in the securities described below. The Underlying Funds, however, may invest in such securities. Because the value of an investment in the All Asset Fund is directly related to the investment performance of the Underlying Funds in which they invest, the risks of investing in these Funds are closely related to the risks associated with the Underlying Funds and their investments in the securities described below.

Securities Selection

Most of the Funds in this prospectus seek maximum total return. The total return sought by a Fund consists of both income earned on a Fund’s investments and capital appreciation, if any, arising from increases in the market value of a Fund’s holdings. Capital appreciation of fixed income securities generally results from decreases in market interest rates or improving credit fundamentals for a particular market sector or security.

In selecting securities for a Fund, PIMCO develops an outlook for interest rates, currency exchange rates and the economy; analyzes credit and call risks, and uses other security selection techniques. The proportion of a Fund’s assets committed to investment in securities with particular characteristics (such as quality, sector, interest rate or maturity) varies based on PIMCO’s outlook for the U.S. economy and the economies of other countries in the world, the financial markets and other factors.

PIMCO attempts to identify areas of the bond market that are undervalued relative to the rest of the market. PIMCO identifies these areas by grouping bonds into sectors such as: money markets, governments, corporates, mortgages, asset-backed and international. Sophisticated proprietary software then assists in evaluating sectors and pricing specific securities. Once investment opportunities are identified, PIMCO will shift assets among sectors depending upon changes in relative valuations and credit spreads. There is no guarantee that PIMCO’s security selection techniques will produce the desired results.

U.S. Government Securities

U.S. Government Securities are obligations of, or guaranteed by, the U.S. Government, its agencies or government-sponsored enterprises. U.S. Government Securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. U.S. Government Securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

Municipal Bonds

Municipal bonds are generally issued by states and local governments and their agencies, authorities and other instrumentalities. Municipal bonds are subject to interest rate, credit and market risk. The ability of an issuer to make payments could be affected by litigation, legislation or other political events or the bankruptcy of the issuer. Lower rated municipal bonds are subject to greater credit and market risk than higher quality municipal bonds. The types of municipal bonds in which the Funds may invest include municipal lease obligations. The Funds may also invest in securities issued by entities whose underlying assets are municipal bonds.

155

The Funds may invest, without limitation, in residual interest bonds, which are created by depositing municipal securities in a trust and dividing the income stream of an underlying municipal bond in two parts, one, a variable rate security and the other, a residual interest bond. The interest rate for the variable rate security is determined by an index or an auction process held approximately every 7 to 35 days, while the residual interest bond holder receives the balance of the income from the underlying municipal bond less an auction fee. The market prices of residual interest bonds may be highly sensitive to changes in market rates and may decrease significantly when market rates increase.

Mortgage-Related and Other Asset-Backed Securities

Each Fund may invest in mortgage- or other asset-backed securities. Except for the California Intermediate Municipal Bond, California Municipal Bond, Convertible, European Convertible, Money Market, Municipal Bond, New York Municipal Bond and Short Duration Municipal Income Funds, each Fund may invest all of its assets in such securities. Mortgage-related securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property.

The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. If unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of the security can be expected to increase. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund’s yield to maturity from these securities. Each Fund (except the Money Market Fund) may invest up to 5% of its total assets in any combination of mortgage-related or other asset-backed IO, PO or inverse floater securities.

Each Fund (except the Money Market Fund) may invest in collateralized debt obligations (“CDOs”), which includes collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The Funds may invest in other asset-backed securities that have been offered to investors.

Loan Participations and Assignments

Certain Funds may invest in fixed- and floating-rate loans, which investments generally will be in the form of loan participations and assignments of portions of such loans. Participations and assignments involve special types of risk, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. If a Fund purchases a participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower.

156

Corporate Debt Securities

Corporate debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates rise, the value of corporate debt securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

High Yield Securities

Securities rated lower than Baa by Moody’s or lower than BBB by S&P are sometimes referred to as “high yield” or “junk” bonds. Investing in high yield securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields, high yield securities typically entail greater potential price volatility and may be less liquid than higher-rated securities. High yield securities may be regarded as predominately speculative with respect to the issuer’s continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities. The Emerging Markets Bond Fund may invest in securities that are in default with respect to the payment of interest or repayment of principal, or presenting an imminent risk of default with respect to such payments. Issuers of securities in default may fail to resume principal or interest payments, in which case the Fund may lose its entire investment.

Variable and Floating Rate Securities

Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. Each Fund may invest in floating rate debt instruments (“floaters”) and (except the Money Market Fund) engage in credit spread trades. While floaters provide a certain degree of protection against rises in interest rates, a Fund will participate in any declines in interest rates as well. Each Fund (except the Money Market Fund) may also invest in inverse floating rate debt instruments (“inverse floaters”). An inverse floater may exhibit greater price volatility than a fixed rate obligation of similar credit quality. Each Fund (except the Money Market Fund) may invest up to 5% of its total assets in any combination of mortgage-related or other asset-backed IO, PO or inverse floater securities.

Inflation-Indexed Bonds

Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Short-term increases in inflation may lead to a decline in value. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Event-Linked Exposure

Each Fund (except the Money Market Fund) may obtain event-linked exposure by investing in “event-linked bonds” or “event-linked swaps” or implement “event-linked strategies.” Event-linked exposure results in gains or losses that typically are contingent, or formulaically related to defined trigger events. Examples of trigger events include hurricanes, earthquakes, weather-related phenomena, or statistics relating to such events. Some event-linked bonds are commonly referred to as “catastrophe bonds.” If a trigger event occurs, a Fund may lose a portion or its entire principal invested in the bond or notional amount on a swap. Event-linked exposure often provides for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. Event-linked exposure may also expose a Fund to certain unanticipated risks including credit risk, counterparty risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences. Event-linked exposures may also be subject to liquidity risk.

157

Convertible and Equity Securities

Each Fund (except the Total Return Fund) may invest in convertible securities or equity securities. The Total Return Fund may invest in convertible securities that are not considered equities. Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, that are convertible into or exercisable for common stock at a stated price or rate. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security will normally also provide income and is subject to interest rate risk. Convertible securities may be lower-rated securities subject to greater levels of credit risk. A Fund may be forced to convert a security before it would otherwise choose, which may have an adverse effect on the Fund’s ability to achieve its investment objective.

The Fixed Income Funds intend to invest primarily in fixed income securities; however, while some countries or companies may be regarded as favorable investments, pure fixed income opportunities may be unattractive or limited due to insufficient supply, or legal or technical restrictions. In such cases, subject to its applicable investment restrictions a Fund may consider convertible securities or equity securities to gain exposure to such investments.

Equity securities generally have greater price volatility than fixed income securities. The market price of equity securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally or particular industries represented in those markets. The value of an equity security may also decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Foreign (Non-U.S.) Securities

Each Fund (except the California Intermediate Municipal Bond, California Municipal Bond, Long-Term U.S. Government, Low Duration II, Municipal Bond, New York Municipal Bond, Short Duration Municipal Income and Total Return II Funds) may invest in foreign (non-U.S.) securities. Investing in foreign securities involves special risks and considerations not typically associated with investing in U.S. securities. Shareholders should consider carefully the substantial risks involved for Funds that invest in securities issued by foreign companies and governments of foreign countries. These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; and political instability. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. The securities markets, values of securities, yields and risks associated with foreign securities markets may change independently of each other. Also, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in foreign securities may also involve higher custodial costs than domestic investments and additional transaction costs with respect to foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in foreign currencies.

Certain Funds also may invest in sovereign debt issued by governments, their agencies or instrumentalities, or other government-related entities. Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In addition, there is no bankruptcy proceeding by which defaulted sovereign debt may be collected.

• Emerging Market Securities. Each Fund (except the California Intermediate Municipal Bond, California Municipal Bond, Long-Term U.S. Government, Low Duration II, Money Market, Municipal Bond, New York Municipal Bond, Short Duration Municipal Income and Total Return II Funds) may invest up to 10% of its total assets (5% in the case of the Low Duration, Low Duration III and Short-Term Funds) in securities of issuers based in countries with developing (or “emerging market”) economies. The Emerging Markets Bond Fund may invest without limit in such securities.

158

A security is economically tied to an emerging market country if it is principally traded on the country’s securities markets, or the issuer is organized or principally operates in the country, derives a majority of its income from its operations within the country, or has a majority of its assets in the country. The adviser has broad discretion to identify and invest in countries that it considers to qualify as emerging securities markets. However, an emerging securities market is generally considered to be one located in any country that is defined as an emerging or developing economy by the World Bank or its related organizations, or the United Nations or its authorities. In making investments in emerging market securities, the Funds emphasize those countries with relatively low gross national product per capita and with the potential for rapid economic growth. The adviser will select the country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, and any other specific factors it believes to be relevant. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in foreign, developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging markets securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

Each Fund (except the California Intermediate Municipal Bond, California Municipal Bond, Long-Term U.S. Government, Low Duration II, Municipal Bond, New York Municipal Bond, Short Duration Municipal Income and Total Return II Funds) may invest in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with a debt restructuring. Investments in Brady Bonds may be viewed as speculative. Brady Bonds acquired by a Fund may be subject to restructuring arrangements or to requests for new credit, which may cause the Fund to suffer a loss of interest or principal on any of its holdings.

Foreign (Non-U.S.) Currencies

A Fund that invests directly in foreign currencies or in securities that trade in, or receive revenues in, foreign currencies will be subject to currency risk. Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments.

• Foreign Currency Transactions. Funds that invest in securities denominated in foreign currencies may engage in foreign currency transactions on a spot (cash) basis, and enter into forward foreign currency exchange contracts and invest in foreign currency futures contracts and options on foreign currencies and futures. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a

159

specific currency at a future date at a price set at the time of the contract, reduces a Fund’s exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. The effect on the value of a Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. A contract to sell foreign currency would limit any potential gain which might be realized if the value of the hedged currency increases. A Fund may enter into these contracts to hedge against foreign exchange risk, to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in such transactions at any given time or from time to time. Also, such transactions may not be successful and may eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies. A Fund may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are positively correlated. The Fund will segregate or “earmark” assets determined to be liquid by PIMCO to cover its obligations under forward foreign currency exchange contracts entered into for non-hedging purposes.

Repurchase Agreements

Each Fund may enter into repurchase agreements, in which the Fund purchases a security from a bank or broker-dealer and agrees to repurchase the security at the Fund’s cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Reverse Repurchase Agreements, Dollar Rolls and Other Borrowings

Each Fund may enter into reverse repurchase agreements and dollar rolls, subject to a Fund’s limitations on borrowings. A reverse repurchase agreement or dollar roll involves the sale of a security by a Fund and its agreement to repurchase the instrument at a specified time and price, and may be considered a form of borrowing for some purposes. A Fund will segregate or “earmark” assets determined to be liquid by PIMCO or otherwise cover its obligations under reverse repurchase agreements, dollar rolls, and other borrowings. Reverse repurchase agreements, dollar rolls and other forms of borrowings may create leveraging risk for a Fund.

Each Fund may borrow money to the extent permitted under the 1940 Act. This means that, in general, a Fund may borrow money from banks for any purpose on a secured basis in an amount up to 1/3 of the Fund’s total assets. A Fund may also borrow money for temporary administrative purposes on an unsecured basis in an amount not to exceed 5% of the Fund’s total assets.

Derivatives

Each Fund (except the Money Market Fund) may, but is not required to, use derivative instruments for risk management purposes or as part of its investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. Examples of derivative instruments include options contracts, futures contracts, options on futures contracts and swap agreements (including, but not limited to, credit default swaps). Each Fund (except the Money Market Fund) may invest some or all of its assets in derivative instruments. A portfolio manager may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed. A description of these and other derivative instruments that the Funds may use are described under “Investment Objectives and Policies” in the Statement of Additional Information.

A Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments. A description of various risks associated with particular derivative instruments is included in “Investment Objectives and Policies” in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Funds.

160

Management Risk. Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

Credit Risk. The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a “counterparty”) to make required payments or otherwise comply with the contract’s terms. Additionally, credit default swaps could result in losses if a Fund does not correctly evaluate the creditworthiness of the company on which the credit default swap is based.

Liquidity Risk. Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Leverage Risk. Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a Fund uses derivatives for leverage, investments in that Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, each Fund will segregate or “earmark” assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under derivative instruments.

Lack of Availability. Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, the portfolio manager may wish to retain the Fund’s position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other suitable counterparty can be found. There is no assurance that a Fund will engage in derivatives transactions at any time or from time to time. A Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.

Market and Other Risks. Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund’s interest. If a portfolio manager incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. A Fund may also have to buy or sell a security at a disadvantageous time or price because the Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, a Fund’s use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments.

• A Note on the CommodityRealReturn Strategy Fund. While each Fund (except the Money Market Fund) may invest in the following types of derivative instruments, the CommodityRealReturn Strategy Fund typically will seek to gain exposure to the commodity markets by investing in commodity-linked derivative instruments, swap transactions, or index-linked and commodity-linked “structured” notes.

161

The value of a commodity-linked derivative investment generally is based upon the price movements of a physical commodity (such as energy, mineral, or agricultural products), a commodity futures contract or commodity index, or other economic variable based upon changes in the value of commodities or the commodities markets. Swap transactions are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows or assets at specified intervals in the future. The obligations may extend beyond one year. There is no central exchange or market for swap transactions and therefore they are less liquid investments than exchange-traded instruments. A Fund bears the risk that the counterparty could default under a swap agreement. Further, certain Funds may invest in derivative debt instruments with principal and/or coupon payments linked to the value of commodities, commodity futures contracts or the performance of commodity indices. These are “commodity-linked” or “index-linked” notes. They are sometimes referred to as “structured notes” because the terms of the debt instrument may be structured by the issuer of the note and the purchaser of the note.

The value of these notes will rise or fall in response to changes in the underlying commodity or related index of investment. These notes expose a Fund economically to movements in commodity prices. These notes also are subject to risks, such as credit, market and interest rate risks, that in general affect the values of debt securities. Therefore, at the maturity of the note, a Fund may receive more or less principal that it originally invested. A Fund might receive interest payments on the note that are more or less than the stated coupon interest payments.

Delayed Funding Loans and Revolving Credit Facilities

The Funds (except the Money Market and Municipal Bond Funds) may also enter into, or acquire participations in, delayed funding loans and revolving credit facilities, in which a lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. These commitments may have the effect of requiring a Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that a Fund is committed to advance additional funds, it will segregate or “earmark” assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees in an amount sufficient to meet such commitments. Delayed funding loans and revolving credit facilities are subject to credit, interest rate and liquidity risk and the risks of being a lender.

When-Issued, Delayed Delivery and Forward Commitment Transactions

Each Fund may purchase securities which it is eligible to purchase on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date. This risk is in addition to the risk that the Fund’s other assets will decline in value. Therefore, these transactions may result in a form of leverage and increase a Fund’s overall investment exposure. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated or “earmarked” to cover these positions.

Investment in Other Investment Companies

The All Asset Fund invests substantially all of its assets in other investment companies. The All Asset Fund’s investment in a particular Underlying Fund normally will not exceed 50% of its total assets. Each other Fund may invest up to 10% of its total assets in securities of other investment companies, such as open-end or closed-end management investment companies, or in pooled accounts or other investment vehicles which invest in foreign markets. As a shareholder of an investment company, a Fund may indirectly bear service and other fees which are in addition to the fees the Fund pays its service providers.

Subject to the restrictions and limitations of the 1940 Act, each Fund may elect to pursue its investment objective either by investing directly in securities, or by investing in one or more underlying investment vehicles or companies that have substantially similar investment objectives, policies and limitations as the Fund. The Funds may also invest in exchange traded funds, subject to the restrictions and limitations of the 1940 Act.

162

Short Sales

Each Fund may make short sales as part of its overall portfolio management strategies or to offset a potential decline in value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. Short sales expose a Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as “covering” the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. A Fund making a short sale must segregate or “earmark” assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees or otherwise cover its position in a permissible manner.

Illiquid Securities

Each Fund may invest up to 15% (10% in the case of the Money Market Fund) of its net assets in illiquid securities. Certain illiquid securities may require pricing at fair value as determined in good faith under the supervision of the Board of Trustees. A portfolio manager may be subject to significant delays in disposing of illiquid securities, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper) may be treated a liquid, although they may be less liquid than registered securities traded on established secondary markets.

Loans of Portfolio Securities

For the purpose of achieving income, each Fund may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see “Investment Objectives and Policies” in the Statement of Additional Information for details. When a Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. A Fund may pay lending fees to a party arranging the loan.

Portfolio Turnover

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

Temporary Defensive Strategies

For temporary or defensive purposes, each Fund may invest without limit in U.S. debt securities, including taxable securities and short-term money market securities, when PIMCO deems it appropriate to do so. When a Fund engages in such strategies, it may not achieve its investment objective.

Changes in Investment Objectives and Policies

The investment objective of the Global Bond Fund II may be changed by the Board of Trustees without shareholder approval. The investment objective of each other Fund is fundamental and may not be changed without shareholder approval. Unless otherwise stated, all other investment policies of the Funds may be changed by the Board of Trustees without shareholder approval.

163

Percentage Investment Limitations

Unless otherwise stated, all percentage limitations on Fund investments listed in this prospectus will apply at the time of investment. A Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment. For each Fund that has adopted a policy to invest at least 80% of its assets in investments suggested by its name, the term “assets” means net assets plus the amount of borrowings for investment purposes.

Credit Ratings and Unrated Securities

Rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. Appendix A to this prospectus describes the various ratings assigned to fixed income securities by Moody’s and S&P. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risks. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. A Fund will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. PIMCO does not rely solely on credit ratings, and develops its own analysis of issuer credit quality.

A Fund may purchase unrated securities (which are not rated by a rating agency) if its portfolio manager determines that the security is of comparable quality to a rated security that the Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the portfolio manager may not accurately evaluate the security’s comparative credit rating. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality fixed income securities. To the extent that a Fund invests in high yield and/or unrated securities, the Fund’s success in achieving its investment objective may depend more heavily on the portfolio manager’s creditworthiness analysis than if the Fund invested exclusively in higher-quality and rated securities.

Other Investments and Techniques

The Funds may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this prospectus. These securities and techniques may subject the Funds to additional risks. Please see the Statement of Additional Information for additional information about the securities and investment techniques described in this prospectus and about additional securities and techniques that may be used by the Funds.

Financial Highlights

The Advisor Class shares of the Funds do not have a full calendar year of performance. Thus, no financial highlights information is included for the Funds.

164

Appendix A

Description of Securities Ratings

A Fund’s investments may range in quality from securities rated in the lowest category in which the Fund is permitted to invest to securities rated in the highest category (as rated by Moody’s or S&P or, if unrated, determined by PIMCO to be of comparable quality). The percentage of a Fund’s assets invested in securities in a particular rating category will vary. The following terms are generally used to describe the credit quality of fixed income securities:

High Quality Debt Securities are those rated in one of the two highest rating categories (the highest category for commercial paper) or, if unrated, deemed comparable by PIMCO.

Investment Grade Debt Securities are those rated in one of the four highest rating categories or, if unrated, deemed comparable by PIMCO.

Below Investment Grade, High Yield Securities (“Junk Bonds”) are those rated lower than Baa by Moody’s or BBB by S&P and comparable securities. They are deemed predominately speculative with respect to the issuer’s ability to repay principal and interest.

Following is a description of Moody’s and S&P’s rating categories applicable to fixed income securities.

Moody’s Investors Service, Inc.

Moody’s Long-Term Ratings: Bonds and Preferred Stock

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than with Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

A-1

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody’s applies numerical modifiers, 1, 2, and 3 in each generic rating classified from Aa through Caa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Corporate Short-Term Debt Ratings

Moody’s short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. Obligations relying upon support mechanisms such as letters of credit and bonds of indemnity are excluded unless explicitly rated.

Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

Short-Term Municipal Bond Ratings

There are three rating categories for short-term municipal bonds that define an investment grade situation, which are listed below. In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents an evaluation of the degree of risk associated with scheduled principal and interest payments, and the other represents an evaluation of the degree of risk associated with the demand feature. The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1. MIG ratings terminate at the retirement of the obligation while VMIG rating expiration will be a function of each issue’s specific structural or credit features.

MIG 1/VMIG 1: This designation denotes superior quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: This designation denotes strong quality. Margins of protection are ample although not so large as in the preceding group.

A-2

MIG 3/VMIG 3: This designation denotes acceptable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

SG: This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

Standard & Poor’s Ratings Service

Corporate and Municipal Bond Ratings

Investment Grade

AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions, or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Speculative Grade

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC: Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC: The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C: The rating C is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI: The rating CI is reserved for income bonds on which no interest is being paid.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

A-3

Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional ratings: The letter “p” indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

r: The “r” is attached to highlight derivative, hybrid, and certain other obligations that S&P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities.

The absence of an “r” symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R.: Not rated.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Commercial Paper Rating Definitions

An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from A for the highest quality obligations to D for the lowest. These categories are as follows:

A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B: Issues rated B are regarded as having only speculative capacity for timely payment.

C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

A commercial paper rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to S&P by the issuer or obtained from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.

A-4

PIMCO Funds

INVESTMENT ADVISER AND ADMINISTRATOR

PIMCO, 840 Newport Center Drive, Newport Beach, CA 92660

CUSTODIAN

State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO 64105

TRANSFER AGENT

Boston Financial Data Services-Midwest, 330 W. 9th Street, 5th Floor, Kansas City, MO 64105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO 64105

LEGAL COUNSEL

Dechert LLP, 1775 I Street N.W., Washington, D.C. 20006

The Trust’s Statement of Additional Information (“SAI”) and annual and semi-annual reports to shareholders include additional information about the Funds. The SAI and the financial statements included in the Funds’ most recent annual report to shareholders are incorporated by reference into this prospectus, which means they are part of this prospectus for legal purposes. The Funds’ annual report discusses the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

You may get free copies of any of these materials, request other information about a Fund, or make shareholder inquiries by calling the Trust at 1-800-927-4648 or PIMCO Infolink Audio Response Network at 1-800-987-4626, or by writing to:

PIMCO Funds

840 Newport Center Drive

Newport Beach, CA 92660

You may review and copy information about the Trust, including its SAI, at the Securities and Exchange Commission’s public reference room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the public reference room. You may also access reports and other information about the Trust on the Commission’s Web site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102, or by e-mailing your request to publicinfo@sec.gov.

You can also visit our website at www.pimco.com for additional information about the Funds, including the SAI and the annual and semi-annual reports.

Reference the Trust’s Investment Company Act file number in your correspondence.

Investment Company Act file number: 811-5028

PIMCO Funds

840 Newport Center Drive

Newport Beach, CA 92660

15-21340-00

Prospectus

07.29.05

PIMCO Bond Funds

Share Class

R

SHORT DURATION BOND FUNDS

Money Market Fund

LONG DURATION BOND FUNDS

Long-Term U.S. Government Fund

INTERNATIONAL BOND FUNDS

Global Bond Fund (U.S. Dollar-Hedged)

Foreign Bond Fund (Unhedged)

Emerging Markets Bond Fund

MORTGAGE-BACKED BOND FUNDS

GNMA Fund

Total Return Mortgage Fund

REAL RETURN BOND FUNDS

CommodityRealReturn Strategy Fund

CONVERTIBLE FUNDS

Convertible Fund

This cover is not part of the prospectus.

PIMCO Funds Prospectus

PIMCO Funds

July 29, 2005

Share Class

R

This prospectus describes 17 mutual funds offered by PIMCO Funds. The Funds provide access to the professional investment advisory services offered by Pacific Investment Management Company LLC (“PIMCO”). As of June 30, 2005, PIMCO managed approximately $493 billion in assets.

This prospectus explains what you should know about the Funds before you invest. Please read it carefully.

The Securities and Exchange Commission has not approved or disapproved these securities, or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Summary Information

The table below compares certain investment characteristics of the Funds. Other important characteristics are described in the individual Fund Summaries. Following the table are certain key concepts which are used throughout the prospectus.

Main Investments			Duration	Credit Quality(1)	Non-U.S. Dollar Denominated Securities(2)
Short Duration Bond Funds	Money Market	Money market instruments	≤ 90 days dollar- weighted average maturity	Min 95% Prime 1; ≤ 5% Prime 2	0%

Long Duration Bond Funds	Long-Term U.S. Government	Long-term maturity fixed income securities	≥ 8 years	A to Aaa	0%

International Bond Funds	Global Bond (U.S. Dollar-Hedged)	U.S. and hedged non-U.S. intermediate maturity fixed income securities	3–7 years	B to Aaa; max 10% below Baa	25–75	%(3)

	Foreign Bond (Unhedged)	Intermediate maturity non-U.S. fixed income Securities	3–7 years	B to Aaa; max 10% below Baa	≥ 80	%(3)

	Emerging Markets Bond	Emerging market fixed income securities	0–8 years	Max 15% below B	≥ 80	%(3)

Mortgage-Backed Bond Funds	GNMA Fund	Short to intermediate maturity mortgage-related fixed income securities issued by the Government National Mortgage Association	1–7 years	Baa to Aaa; max 10% below Aaa	0%

	Total Return Mortgage	Short to intermediate maturity mortgage-related fixed income securities	1–7 years	Baa to Aaa; max 10% below Aaa	0%

Real Return Funds	CommodityReal- Return Strategy	Commodity-linked derivatives backed by a portfolio of inflation-indexed and other fixed income securities	0–10 years	B to Aaa; max 10% below Baa	0–30%

Convertible Funds	Convertible	Convertible securities	N/A	Max 20% below B	0–30%

(1)	As rated by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Service (“S&P”), or if unrated, determined by PIMCO to be of comparable quality.
(2)	Each Fund (except the Long-Term U.S. Government Fund) may invest beyond these limits in U.S. dollar-denominated securities of non-U.S. issuers.
(3)	The percentage limitation relates to securities of non-U.S. issuers denominated in any currency.

Fixed Income Instruments

Consistent with each Fund’s investment policies, each Fund invests in “Fixed Income Instruments,” which as used in this prospectus includes:

•	securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (“U.S. Government Securities”);

•	corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;

•	mortgage-backed and other asset-backed securities;

•	inflation-indexed bonds issued both by governments and corporations;

•	structured notes, including hybrid or “indexed” securities, event-linked bonds and loan participations;

•	delayed funding loans and revolving credit facilities;

•	bank certificates of deposit, fixed time deposits and bankers’ acceptances;

•	repurchase agreements and reverse repurchase agreements;

•	debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;

•	obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and

•	obligations of international agencies or supranational entities.

The “Fixed Income Funds” are the Emerging Markets Bond, Foreign Bond (Unhedged), Global Bond (U.S. Dollar-Hedged), GNMA, Long-Term U.S. Government, Money Market, and Total Return Mortgage Funds. Each Fixed Income Fund differs from the others primarily in the length of the Fund’s duration or the proportion of its investments in certain types of fixed income securities. Each Fixed Income Fund invests in “Fixed Income Instruments,” which as used in this prospectus includes:

Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury.

The Funds may invest in derivatives based on Fixed Income Instruments.

Duration

Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. Similarly, a Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration. By way of example, the price of a bond fund with a duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point.

Credit Ratings

In this prospectus, references are made to credit ratings of debt securities, which measure an issuer’s expected ability to pay principal and interest over time. Credit ratings are determined by rating organizations, such as S&P or Moody’s. The following terms are generally used to describe the credit quality of debt securities depending on the security’s credit rating or, if unrated, credit quality as determined by PIMCO:

•	high quality

•	investment grade

•	below investment grade (“high yield securities” or “junk bonds”)

For a further description of credit ratings, see “Appendix A—Description of Securities Ratings.” As noted in Appendix A, S&P and Moody’s may modify their ratings of securities to show relative standing within a rating category, with the addition of numerical modifiers (1, 2 or 3) in the case of S&P, and with the addition of a plus (+) or minus (-) sign in the case of Moody’s. A Fund may purchase a security, regarding of any rating modification, provided the security is rated at or above the Fund’s minimum rating category. For example, a Fund may purchase a security rated B1 by S&P, or B3 by Moody’s, provided the Fund may purchase securities rated B.

Fund Descriptions, Performance and Fees

The Funds provide a broad range of investment choices. The following summaries identify each Fund’s investment objective, principal investments and strategies, principal risks, performance information and fees and expenses. A more detailed “Summary of Principal Risks” describing principal risks of investing in the Funds begins after the Fund Summaries. Investors should be aware that the investments made by a Fund and the results achieved by a Fund at any given time are not expected to be the same as those made by other mutual funds for which PIMCO acts as investment adviser, including mutual funds with names, investment objectives and policies similar to the Funds. Please see “Disclosure of Portfolio Holdings” in the Statement of Additional Information for information about the availability of the complete schedule of each Fund’s holdings.

It is possible to lose money on investments in the Funds.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

2

PIMCO CommodityRealReturn Strategy Fund	Ticker Symbol: N/A (R. Class)

Principal Investments and Strategies Investment Objective

Seeks maximum real return consistent with prudent investment management

Fund Focus

Commodity-linked derivative instruments backed by a portfolio of inflation-indexed and other fixed income securities

Average Portfolio Duration

0-10 years

Credit Quality

B to Aaa; maximum 10% below Baa

Dividend Frequency

Declared and distributed quarterly

The Fund seeks to achieve its investment objective by investing under normal circumstances in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other Fixed Income Instruments. The Fund may invest in commodity-linked derivative instruments, including swap agreements, commodity options, futures, options on futures and commodity-linked notes. The Fund invests in commodity-linked derivative instruments that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities. Commodities are assets that have tangible properties, such as oil, metals, and agricultural products. The value of commodity-linked derivative instruments may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments. The Fund may also invest in common and preferred stocks as well as convertible securities of issuers in commodity-related industries.

The Fund typically will seek to gain exposure to the commodity markets by investing in commodity swap agreements. In a typical commodity swap agreement, the Fund will receive the price appreciation (or depreciation) of a commodity index, a portion of an index, or a single commodity, from the counterparty to the swap agreement in exchange for paying the counterparty an agreed-upon fee. Assets not invested in commodity-linked derivative instruments may be invested in inflation-indexed securities and other Fixed Income Instruments, including derivative Fixed Income Instruments. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

The average portfolio duration of the fixed income portion of this Fund will vary based on PIMCO’s forecast for interest rates and under normal market conditions is not expected to exceed ten years. The Fund may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy back or dollar rolls).

Principal Risks

Under certain conditions, generally in a market where the value of both commodities and fixed income securities are declining, the Fund may experience substantial losses. Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

•	Interest Rate Risk

•	Credit Risk

•	High Yield Risk

•	Market Risk

•	Issuer Risk

•	Liquidity Risk

•	Derivatives Risk

3

•	Mortgage Risk

•	Foreign Investment Risk

•	Currency Risk

•	Issuer Non-Diversification Risk

•	Leveraging Risk

•	Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. This is because the Fund has not offered Class R shares for a full calendar year. Although Class R and Institutional Class shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Advisor Class performance would be lower than Institutional Class performance because of the higher expenses paid by Advisor Class shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

4

PIMCO CommodityRealReturn Strategy Fund (continued)

Calendar Year Total Returns — Institutional Class

[LOGO]

29.82%
‘03

Calendar Year End (through 12/31)

More Recent Return Information
1/1/05 - 6/30/05	7.97%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (1th Qtr. ’04)	16.77%

Lowest (2nd Qtr. ’04)	-7.32%

Average Annual Total Returns (for periods ended 12/31/04)

	1 Year	Fund Inception (6/28/02)
Institutional Class Return Before Taxes	16.36%	28.53%

Institutional Class Return After Taxes on Distributions(1)	13.62%	24.33%

Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	10.62%	22.13%

Dow Jones – AIG Commodity Total Return (2)	9.15%	17.90%

DJ AIG Excess Return + Lehman Brothers US TIPS (3)	15.86%	26.83%

Lipper Specialty Diversified Equity Funds Average (4)	0.87%	-3.91%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Advisor Class shares will vary.
(2)	Dow Jones – AIG Commodity Total Return is an unmanaged index composed of futures contracts on 20 physical commodities and is designed to be a highly liquid and diversified benchmark for commodities as an asset class. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	Dow Jones AIG Excess Return plus the Lehman Brothers US TIPS less annual transaction costs is an unmanaged custom index. It is not possible to invest in such an unmanaged index.
(4)	The Lipper Specialty Diversified Equity Funds Average is a total return performance average of Funds tracked by Lipper, Inc, that, by portfolio practice, invest in all market capitalization ranges without restriction. These funds typically have distinctly different strategies and performance, resulting in a low coefficient of determination (r-squared) compared to other U.S. diversified equity funds.

5

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)(1)

Redemption Fee(2) 2.00%

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)	Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses
Class R	0.49%	0.50%	1.00%	1.49%

(1)	Due to the 12b-1 distribution fee imposed on Class R shares, a Class R shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
(2)	Other Expenses, which are based on estimated amounts for the initial fiscal year of the class, reflect an Administrative Fee of 0.50%.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3
Class R	$152	$471

6

PIMCO Convertible Fund	Ticker Symbol: N/A (R. Class)

Principal Investments and Strategies

Investment Objective

Seeks maximum total return, consistent with prudent investment management

Fund Category

Convertible

Fund Focus

Convertible securities

Average Portfolio Duration

N/A

Credit Quality

Maximum 20% below B

Dividend Frequency

Declared and distributed quarterly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of convertible securities. Convertible securities, which are issued by companies of all sizes and market capitalizations include, but are not limited to: corporate bonds, debentures, notes or preferred stocks and their hybrids that can be converted into (exchanged for) common stock or other securities, such as warrants or options, which provide an opportunity for equity participation. The Fund may invest in securities of any market capitalization, and may from time to time invest a significant amount of its assets in securities of smaller companies.

The Fund may invest substantially all of its assets in high yield securities (“junk bonds”) subject to a maximum of 20% of its total assets in securities rated below B by Moody’s or by S&P or, if unrated, determined by PIMCO to be of comparable quality. The Fund may also invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. In addition, the Fund may invest up to 20% of its total assets in common stock or in other Fixed Income Instruments.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, and may invest in asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

•	Interest Rate Risk

•	Credit Risk

•	High Yield Risk

•	Market Risk

•	Issuer Risk

7

•	Liquidity Risk

•	Derivatives Risk

•	Foreign Investment Risk

•	Currency Risk

•	Leveraging Risk

•	Smaller Company Risk

•	Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. This is because the Fund did not offer Class R shares during the periods shown. Although Institutional Class and Class R shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Class R performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

8

PIMCO Convertible Fund (continued)

Calendar Year Total Returns — Institutional Class

[LOGO]

-0.77%	-13.78%	-7.26%	31.96%
‘00	‘01	‘02	‘03

Calendar Year End (through 12/31)

More Recent Return Information
1/1/05-6/30/05	-3.57%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (4th Qtr. ‘03)	14.11%

Lowest (1st Qtr. ‘01)	-12.33%

Average Annual Total Returns (for periods ended 12/31/04)

	1 Year	5 Year	Fund Inception (3/31/99)
Institutional Class Return Before Taxes	8.47%	2.58%	8.69%

Institutional Class Return After Taxes on Distributions(1)	7.54%	0.76%	6.91%

Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	5.59%	1.05%	6.41%

Merrill Lynch All Convertibles Index(2)	9.61%	1.85%	6.67%

Lipper Convertible Securities Fund Avg(3)	8.47%	2.58%	8.69%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Class R shares will vary.
(2)	The Merrill Lynch All Convertibles Index is an unmanaged market index comprised of convertible bonds. The Fund changed its benchmark index because the Merrill Lynch All Convertibles Index more closely reflects the universe of securities in which the Fund now invests. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper Convertible Securities Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest primarily in convertible bonds and/or convertible preferred stock. It does not take into account sales charges or taxes.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)(1)

Redemption Fee(2) 2.00%

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)	Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses
Class R	0.40%	0.50%	0.40%	1.30%

(1)	Due to the 12b-1 distribution fee imposed on Class R shares, a Class R shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
(2)	Other Expenses reflect an Administrative Fee of 0.40% and 0.07% in other expenses estimated to be attributable to Class R shares in the current fiscal year.

9

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Class R	$132	$412	$713	$1,568

10

PIMCO Emerging Markets Bond Fund	Ticker Symbol: N/A (R Class)

Principal Investments and Strategies

Investment Objective

Seeks maximum total return, consistent with preservation of capital and prudent investment management

Fund Category

International Bond

Fund Focus

Emerging market fixed income securities

Average Portfolio Duration

0–8 years

Credit Quality

Maximum 15% below B

Dividend Frequency

Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments of issuers that economically are tied to countries with emerging securities markets. Such securities may be denominated in non-U.S. currencies and the U.S. dollar. A security is economically tied to an emerging market country if it is principally traded on the country’s securities markets, or the issuer is organized or principally operates in the country, derives a majority of its income from its operations within the country, or has a majority of its assets in the country. The average portfolio duration of the Fund varies based on PIMCO’s forecast for interest rates and, under normal market conditions, is not expected to exceed eight years.

PIMCO has broad discretion to identify and invest in countries that it considers to qualify as emerging securities markets. However, PIMCO generally considers an emerging securities market to be one located in any country that is defined as an emerging or developing economy by the World Bank or its related organizations, or the United Nations or its authorities. The Fund emphasizes countries with relatively low gross national product per capita and with the potential for rapid economic growth. PIMCO will select the Fund’s country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, and any other specific factors PIMCO believes to be relevant. The Fund likely will concentrate its investments in Asia, Africa, the Middle East, Latin America and the developing countries of Europe. The Fund may invest in securities whose return is based on the return of an emerging securities market, such as a derivative instrument, rather than investing directly in securities of issuers from emerging markets.

The Fund may invest substantially all of its assets in high yield securities (“junk bonds”) subject to a maximum of 15% of its total assets in securities rated below B by Moody’s or by S&P or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

11

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

•	Interest Rate Risk

•	Credit Risk

•	High Yield Risk

•	Market Risk

•	Issuer Risk

•	Liquidity Risk

•	Derivatives Risk

•	Foreign Investment Risk

•	Emerging Markets Risk

•	Currency Risk

•	Issuer Non-Diversification Risk

•	Leveraging Risk

•	Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. This is because the Fund did not offer Class R shares during the periods shown. Although Institutional Class and Class R shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Class R performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

12

PIMCO Emerging Markets Bond Fund (continued)

Calendar Year Total Returns — Institutional Class

[LOGO]

-11.76%	26.58%	14.59%	28.17%	12.83%	32.54%
‘98	‘99	‘00	‘01	‘02	‘03

Calendar Year End (through 12/31)

More Recent Return Information
1/1/05 - 6/30/05	5.44%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (4th Qtr. ‘02)	17.02%

Lowest (3rd Qtr. ‘98)	-21.05%

Average Annual Total Returns (for periods ended 12/31/04)

	1 Year	5 Years	Fund Inception (7/31/97)
Institutional Class Return Before Taxes	12.23%	19.78%	14.19%

Institutional Class Return After Taxes on Distributions(1)	9.13%	14.35%	9.11%

Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	7.91%	13.65%	8.86%

J.P. Morgan Emerging Markets Bond Index Plus(2)	11.73%	12.99%	9.61%

Lipper Emerging Market Debt Fund Avg(3)	12.23%	19.80%	14.21%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Class R shares will vary.
(2)	The J.P. Morgan Emerging Markets Bond Index Plus, the Fund’s former benchmark index, is an unmanaged index which tracks the total returns for external-currency denominated debt instruments of emerging markets. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper Emerging Market Debt Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that seeks either current income or total return by investing at least 65% of total assets in emerging market debt securities, where “emerging market” is defined by a country’s GNP per capita or other economic measures.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)(1)

Redemption Fee(2) 2.00%

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)	Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses
Class R	0.45%	0.50%	0.55	1.50%

(1)	Due to the 12b-1 distribution fee imposed on Class R shares, a Class R shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
(2)	Other Expenses reflect an Administrative Fee of 0.55% paid by Class R shares.

13

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Class R	$153	$474	$818	$1,791

14

PIMCO Foreign Bond Fund (Unhedged)	Ticker Symbol: N/A (R Class)

Principal Investments and Strategies

Investment Objective

Seeks maximum total return, consistent with preservation of capital and prudent investment management

Fund Category

International Bond

Fund Focus

Intermediate maturity non-U.S. fixed income securities

Average Portfolio Maturity

3–7 years

Credit Quality

B to Aaa; maximum 10% below Baa

Dividend Frequency

Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments of issuers located outside the United States, representing at least three foreign countries, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities. Such securities normally are denominated in major foreign currencies or baskets of foreign currencies.

PIMCO selects the Fund’s foreign country and currency compositions based on an evaluation of various factors, including, but not limited to relative interest rates, exchange rates, monetary and fiscal policies, trade and current account balances. The average portfolio duration of the Fund normally varies within a three- to seven-year time frame. The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund. To the extent the Fund invests a significant portion of its assets in a concentrated geographic area, the Fund will generally have more exposure to regional economic risks associated with foreign investments.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

•	Interest Rate Risk

•	Credit Risk

•	High Yield Risk

•	Market Risk

•	Issuer Risk

•	Liquidity Risk

•	Derivatives Risk

15

•	Mortgage Risk

•	Foreign Investment Risk

•	Currency Risk

•	Issuer Non-Diversification Risk

•	Leveraging Risk

•	Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The Fund does not have a full calendar year of performance. Thus, no bar chart or annual returns table is included for the Fund.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)(1)

Redemption Fee(2)	2.00

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)	Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses
Class R	0.25%	0.50%	0.45%	1.20%

(1)	Due to the 12b-1 distribution fee imposed on Class R shares, a Class R shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
(2)	Other Expenses reflect an Administrative Fee of 0.45% paid by Class R shares.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3
Class R	$122	$381

16

PIMCO Global Bond Fund (U.S. Dollar- Hedged)	Ticker Symbol: N/A (R. Class)

Principal Investments and Strategies

Investment Objective

Seeks maximum total return, consistent with preservation of capital

Fund Category

International Bond

Fund Focus

U.S. and hedged non-U.S. intermediate maturity fixed income securities

Average Portfolio Duration

3–7 years

Credit Quality

B to Aaa; maximum 10% below Baa

Dividend Frequency

Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments of issuers located in at least three countries (one of which may be the United States), which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities. The Fund invests primarily in securities of issuers located in economically developed countries. Securities may be denominated in major foreign currencies, baskets of foreign currencies (such as the euro), or the U.S. dollar. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

PIMCO selects the Fund’s foreign country and currency compositions based on an evaluation of various factors, including, but not limited to relative interest rates, exchange rates, monetary and fiscal policies, trade and current account balances. Investments in the securities of issuers located outside the United States will normally vary between 25% and 75% of the Fund’s total assets. The average portfolio duration of this Fund normally varies within a three- to seven-year time frame. The Fund invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

•	Interest Rate Risk

•	Credit Risk

•	High Yield Risk

•	Market Risk

17

•	Issuer Risk

•	Liquidity Risk

•	Derivatives Risk

•	Mortgage Risk

•	Foreign Investment Risk

•	Currency Risk

•	Issuer Non-Diversification Risk

•	Leveraging Risk

•	Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Class A shares, which are offered in a different prospectus. This is because the Fund did not offer Class R shares during the periods shown. The returns in the bar chart do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance in the Average Annual Total Returns table reflects the impact of sales charges. Although Class A and Class R shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Class R performance would be lower than Class A performance because of the lower expenses. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

18

PIMCO Global Bond Fund (U.S. Dollar-Hedged) (continued)

Calendar Year Total Returns — Class A

[LOGO]

12.40%	8.29%	7.29%	-0.11%	8.77%	10.39%	8.85%	3.52%
‘96	‘97	‘98	‘99	‘00	‘01	‘02	‘03

Calendar Year End (through 12/31)

More Recent Return Information
1/1/05–6/30/05	3.70%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (07/01/96–09/30/96)	5.29%

Lowest (04/01/99–06/30/99)	-1.82%

Average Annual Total Returns (for periods ended 12/31/04)

	1 Year	5 Years	Fund Inception (10/2/95)(3)
Class A Return Before Taxes	1.72%	6.60%	7.28%

Class A Return After Taxes on Distributions(1)	0.30%	4.37%	4.35%

Class A Return After Taxes on Distributions and Sale of Fund Shares(1)	1.38%	4.29%	4.39%

J.P. Morgan Global Index (Hedged)(2)	4.88%	6.42%	6.15%

Lipper Global Income Fund Avg(3)	5.68%	7.42%	7.34%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for Class R shares will vary. Index comparisons began on 2/28/98.
(2)	The J.P. Morgan Global Index (Hedged) is an unmanaged index representative of the total return performance in U.S. dollars on a hedged basis of major world bond markets. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper Global Income Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, one of which may be the United States. It does not take into account sales charges or taxes.
(4)	The Fund commenced operations on 10/2/95. Index comparisons begin on 9/30/95.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold shares of the Fund:

Shareholder fees (fees paid directly from your investment)(1)

Redemption Fee(2) 2.00%

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)	Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses
Class R	0.25%	0.50%	0.45%	1.20%

(1)	Due to the 12b-1 distribution fee imposed on Class R shares, a Class R shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
(2)	Other Expenses reflect an Administrative Fee of 0.45% paid by Class R shares.

19

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Class R	$122	$381	$650	$1,455

20

PIMCO GNMA Fund	Ticker Symbol: N/A (R. Class)

Principal Investments and Strategies

Investment Objective

Seeks maximum total return, consistent with preservation of capital and prudent investment management

Fund Category

Mortgage-Backed Bond

Fund Focus

Short to intermediate maturity mortgage-related fixed income securities

Average Portfolio Duration

1–7 years

Credit Quality

Baa to Aaa; maximum 10% below Aaa

Dividend Frequency

Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of securities of varying maturities issued by the Government National Mortgage Association (“GNMA”). The Fund is neither sponsored by nor affiliated with GNMA. The average portfolio duration of this Fund normally varies within a one- to seven-year time frame based on PIMCO’s forecast for interest rates. The Fund invests primarily in securities that are in the highest rating category, but may invest up to 10% of its total assets in investment grade securities rated below Aaa by Moody’s or AAA by S&P, subject to a minimum rating of Baa by Moody’s or BBB by S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may not invest in securities denominated in foreign currencies, but may invest without limit in U.S. dollar-denominated securities of foreign issuers.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

GNMA, a wholly-owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration, or guaranteed by the Department of Veterans Affairs.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

•	Interest Rate Risk

•	Credit Risk

•	Market Risk

•	Issuer Risk

•	Liquidity Risk

•	Derivatives Risk

21

•	Mortgage Risk

•	Foreign Investment Risk

•	Leveraging Risk

•	Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. This is because the Fund did not offer Class R shares during the periods shown. Although Institutional Class and Class R shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Class R performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

22

PIMCO GNMA Fund (continued)

Calendar Year Total Returns — Institutional Class

[LOGO]

6.10%	2.86%	11.60%	12.09%	9.08%	3.34%
‘98	‘99	‘00	‘01	‘02	‘03

Calendar Year End (through 12/31)

More Recent Return Information
1/1/05 - 6/30/05	2.05%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (3rd Qtr. ‘01)	4.65%

Lowest (2nd Qtr. ‘04)	-0.61%

Average Annual Total Returns (for periods ended 12/31/04)

	1 Year	5 Years	Fund Inception (7/31/97)
Institutional Class Return Before Taxes	4.13%	7.98%	7.18%

Institutional Class Return After Taxes on Distributions(1)	2.93%	5.94%	4.91%

Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	2.68%	5.59%	4.72%

Lehman Brothers GNMA Index(2)	4.35%	7.01%	6.37%

Lipper GNMA Fund Avg(3)	4.12%	7.98%	7.17%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Class R shares will vary.
(2)	The Lehman Brothers GNMA Index is an unmanaged index of mortgage-backed pass-through securities of the Government National Mortgage Association (GNMA). The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper GNMA Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest primarily in Government National Mortgage Association Securities. It does not take into account sales charges or taxes.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold shares of the Fund:

Shareholder fees (fees paid directly from your investment)(1)

Redemption Fee(2) 2.00%

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)	Shares that are held less than 7 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses
Class R	0.25%	0.50%	0.40%	1.15%

(1)	Due to the 12b-1 distribution fee imposed on Class R shares, a Class R shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
(2)	Other Expenses reflect an Administrative Fee of 0.40% paid by Class R shares.

23

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Class R	$117	$365	$633	$1,398

24

PIMCO Long-Term U.S. Government Fund	Ticker Symbol: N/A (R. Class)

Principal Investments and Strategies

Investment Objective

Seeks maximum total return, consistent with preservation of capital and prudent investment management

Fund Category

Long Duration Bond

Fund Focus

Long-term maturity fixed income securities

Average Portfolio Duration

≥ 8 years

Credit Quality

A to Aaa

Dividend Frequency

Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of fixed income securities that are issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (“U.S. Government Securities”). Assets not invested in U.S. Government Securities may be invested in other types of Fixed Income Instruments. The Fund also may obtain exposure to U.S. Government Securities through the use of futures contracts (including related options) with respect to such securities, and options on such securities, when PIMCO deems it appropriate to do so. While PIMCO may invest in derivatives any time it deems appropriate, it will generally do so when it believes that U.S. Government Securities are overvalued relative to derivative instruments. This Fund will normally have a minimum average portfolio duration of eight years. For point of reference, the dollar-weighted average portfolio maturity of the Fund is normally expected to be more than ten years.

The Fund’s investments in Fixed Income Instruments are limited to those of investment grade U.S. dollar-denominated securities of U.S. issuers that are rated at least A by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. In addition, the Fund may only invest up to 10% of its total assets in securities rated A by Moody’s or S&P, and may only invest up to 25% of its total assets in securities rated Aa by Moody’s or AA by S&P.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. GNMA, a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U. S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

25

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

•	Interest Rate Risk

•	Credit Risk

•	Market Risk

•	Issuer Risk

•	Derivatives Risk

•	Mortgage Risk

•	Leveraging Risk

•	Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. This is because the Fund did not offer Class R shares during the periods shown. Although Institutional Class and Class R shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Class R performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

26

PIMCO Long-Term U.S. Government Fund (continued)

Calendar Year Total Returns — Institutional Class

[LOGO]

-7.39%	31.57%	0.71%	15.02%	13.39%	-7.99%	20.38%	5.51%	18.87%	3.71%
‘94	‘95	‘96	‘97	‘98	‘99	‘00	‘01	‘02	‘03

Calendar Year End (through 12/31)

More Recent Return Information
1/1/05 - 6/30/05	-7.17%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (3rd Qtr. ’02)	11.30%

Lowest (1st Qtr. ’96)	-6.26%

Average Annual Total Returns (for periods ended 12/31/04)

	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	7.26%	10.93%	10.32%

Institutional Class Return After Taxes on Distributions(1)	5.16%	8.24%	7.10%

Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	5.01%	7.87%	6.94%

Lehman Long-Term Treasury Index(2)	7.70%	10.07%	9.58%

Lipper General U.S. Government Fund Avg(3)	7.25%	10.93%	10.32%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Class R shares will vary.
(2)	The Lehman Long-Term Treasury Index is an unmanaged index of U.S. Treasury issues with maturities greater than 10 years. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper General U.S. Government Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 65% of their assets in U.S. government and agency issues. It does not take into account sales charges or taxes.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)(1)

Redemption Fee(2) 2.00%

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)	Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses
Class R	0.25%	0.50%	0.40%	1.15%

(1)	Due to the 12b-1 distribution fee imposed on Class R shares, a Class R shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
(2)	Other Expenses reflect an Administrative Fee of 0.40% paid by Class R shares.

27

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Class R	$117	$365	$633	$1,398

28

PIMCO Money Market Fund	Ticker Symbol: N/A (R Class)

Principal Investments and Strategies	Investment Objective Seeks maximum current income, consistent with preservation of capital and daily liquidity Fund Category Short Duration Bond	Fund Focus Money market instruments Average Portfolio Maturity ≤ 90 days dollar-weighted average maturity	Credit Quality Minimum 95% rated Aaa or Prime 1; ≤ 5% Aa or Prime 2 Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing at least 95% of its total assets in a diversified portfolio of money market securities that are in the highest rating category for short-term obligations. The Fund also may invest up to 5% of its total assets in money market securities that are in the second-highest rating category for short-term obligations. The Fund may only invest in U.S. dollar-denominated securities that mature in 397 days or fewer from the date of purchase. The dollar-weighted average portfolio maturity of the Fund may not exceed 90 days. The Fund attempts to maintain a stable net asset value of $1.00 per share, although there is no assurance that it will be successful in doing so.

The Fund may invest in the following: obligations of the U.S. Government (including its agencies and instrumentalities); short-term corporate debt securities of domestic and foreign corporations; obligations of domestic and foreign commercial banks, savings banks, and savings and loan associations; and commercial paper. The Fund may invest more than 25% of its total assets in securities or obligations issued by U.S. banks.

The Fund’s investments will comply with applicable rules governing the quality, maturity and diversification of securities held by money market funds.

Principal Risks

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

•	Interest Rate Risk

•	Credit Risk

•	Market Risk

•	Issuer Risk

•	Management Risk

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. This is because the Fund did not offer Class R shares during the periods shown. Although Institutional Class and Class R shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Class R performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares. To obtain the Fund’s current yield, call 1-800-927-4648. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

29

PIMCO Money Market Fund (continued)

Calendar Year Total Returns — Institutional Class

[LOGO]

3.92%	6.06%	5.28%	5.34%	5.34%	4.90%	6.20%	3.95%	1.49%	0.85%
‘94	‘95	‘96	‘97	‘98	‘99	‘00	‘01	‘02	‘03

Calendar Year End (through 12/31)

More Recent Return Information
1/1/05 - 6/30/05	1.19%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (4th Qtr. ’95)	1.72%

Lowest (1st Qtr. ‘04)	0.18%

Average Annual Total Returns (for periods ended 12/31/04)

	1 Year	5 Years	10 Years
Institutional Class Returns Before Tax	1.05%	2.69%	4.03%

Citigroup 3-month Treasury Bill Index(1)	1.24%	2.79%	4.00%

Lipper Money Market Fund Avg(2)	1.05%	2.69%	4.02%

(1)	The Citigroup 3-month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues. It is not possible to invest directly in the index.
(2)	The Lipper Money Market Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest in high quality financial instruments (rated in the top two grades) with dollar-weighted average maturities of less than 90 days. It does not take into account sales charges or taxes.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)(1) None

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses
Class R	0.15%	0.50%	0.40%	1.05%

(1)	Due to the 12b-1 distribution fee imposed on Class R shares, a Class R shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
(2)	Other Expenses reflect a 0.40% Administrative Fee paid by Class R shares.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Class R	$107	$334	$579	$1,283

30

PIMCO Total Return Mortgage Fund	Ticker Symbol: N/A (R. Class)

Principal Investments and Strategies

Investment Objective

Seeks maximum total return, consistent with preservation of capital and prudent investment management

Fund Category

Mortgage-Backed Bond

Fund Focus

Short to intermediate maturity mortgage-related fixed income securities

Average Portfolio Duration

1–7 years

Credit Quality

Baa to Aaa; maximum 10% below Aaa

Dividend Frequency

Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of mortgage-related Fixed Income Instruments of varying maturities (such as mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities and mortgage dollar rolls). The average portfolio duration of this Fund normally varies within a one- to seven-year time frame based on PIMCO’s forecast for interest rates. The Fund invests primarily in securities that are in the highest rating category, but may invest up to 10% of its total assets in investment grade securities rated below Aaa by Moody’s or AAA by S&P, subject to a minimum rating of Baa by Moody’s or BBB by S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may not invest in securities denominated in foreign currencies, but may invest without limit in U.S. dollar-denominated securities of foreign issuers.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

•	Interest Rate Risk

•	Credit Risk

•	Market Risk

•	Issuer Risk

•	Liquidity Risk

•	Derivatives Risk

•	Mortgage Risk

•	Foreign Investment Risk

•	Leveraging Risk

•	Management Risk

31

Please see “Summary of Principal Risks” following the Fund Summaries for a description of these and other risks of investing in the Fund.

Performance Information

The top of the next page shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund’s Institutional Class shares, which are offered in a different prospectus. This is because the Fund did not offer Class R shares during the periods shown. Although Institutional Class and Class R shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Class R performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

32

PIMCO Total Return Mortgage Fund (continued)

Calendar Year Total Returns — Institutional Class

[LOGO]

7.23%	2.42%	12.25%	9.99%	9.46%	4.20%
‘98	‘99	‘00	‘01	‘02	‘03

Calendar Year End (through 12/31)

More Recent Return Information
1/1/05 - 6/30/05	2.23%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (3rd Qtr. ‘01)	4.66%

Lowest (2nd Qtr. ‘04)	0.94%

Average Annual Total Returns (for periods ended 12/31/04)

	1 Year	5 Years	Fund Inception (7/31/97)
Institutional Class Return Before Taxes	4.92%	8.12%	7.44%

Institutional Class Return After Taxes on Distributions(1)	3.09%	5.62%	4.91%

Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	3.19%	5.41%	4.79%

Lehman Brothers Mortgage Index(2)	4.70%	7.14%	6.46%

Lipper U.S. Mortgage Fund Avg(3)	4.91%	8.12%	7.43%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for Class R shares will vary.
(2)	The Lehman Brothers Mortgage Index is an unmanaged index market representing fixed rate mortgages issued by GNMA, FNMA and FHLMC. It is not possible to invest directly in such an unmanaged index. The index does not reflect deductions for fees, expenses, or taxes.
(3)	The Lipper U.S. Mortgage Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 65% of their assets in mortgages/securities issued or guaranteed as to principal and interest by the U.S. government and certain federal agencies. It does not take into account sales charges or taxes.

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)(1)

Redemption Fee(2) 2.00%

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)	Shares that are held less than 7 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses
Class R	0.25%	0.50%	0.40%	1.15%

(1)	Due to the 12b-1 distribution fee imposed on Class R shares, a Class R shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the National Association of Securities Dealers, Inc.
(3)	Other Expenses reflect a 0.40% Administrative Fee paid by Class R shares.

33

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Class R	$117	$365	$633	$1,398

34

Summary of Principal Risks

The value of your investment in a Fund changes with the values of that Fund’s investments. Many factors can affect those values. The factors that are most likely to have a material effect on a particular Fund’s portfolio as a whole are called “principal risks.” The principal risks of each Fund are identified in the Fund Summaries and are described in this section. Each Fund may be subject to additional principal risks and risks other than those described below because the types of investments made by a Fund can change over time. Securities and investment techniques mentioned in this summary that appear in bold type are described in greater detail under “Characteristics and Risks of Securities and Investment Techniques.” That section and “Investment Objectives and Policies” in the Statement of Additional Information also include more information about the Funds, their investments and the related risks. There is no guarantee that the Fund will be able to achieve its investment objective. It is possible to lose money by investing in a Fund.

Interest Rate Risk

As nominal interest rates rise, the value of fixed income securities held by a Fund are likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Inflation-indexed securities, including Treasury Inflation-Protected Securities (“TIPS”), decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.

Credit Risk

A Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. Municipal bonds are subject to the risk that litigation, legislation or other political events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest.

High Yield Risk

Funds that invest in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) may be subject to greater levels of interest rate, credit and liquidity risk than Funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce a Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, a Fund may lose its entire investment.

Market Risk

The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a downturn in the securities markets, multiple asset classes may decline in value simultaneously. Equity securities generally have greater price volatility than fixed income securities.

Issuer Risk

The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Liquidity Risk

Liquidity risk exists when particular investments are difficult to purchase or sell. A Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Funds with principal investment strategies that involve foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

35

Derivatives Risk

Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The various derivative instruments that the Funds may use are referenced under “Characteristics and Risks of Securities and Investment Techniques—Derivatives” in this prospectus and described in more detail under “Investment Objectives and Policies” in the Statement of Additional Information. The Funds typically use derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Funds may also use derivatives for leverage, in which case their use would involve leveraging risk. A Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.

Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, interest rate risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. A Fund investing in a derivative instrument could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Commodity Risk

A Fund’s investments in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Equity Risk

The values of equity securities may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

Mortgage Risk

A Fund that purchases mortgage-related securities is subject to certain additional risks. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. This is known as contraction risk.

Foreign (Non-U.S.) Investment Risk

A Fund that invests in foreign securities may experience more rapid and extreme changes in value than a Fund that invests exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect a Fund’s investments in a foreign country. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in foreign securities. Adverse conditions in a certain region can adversely affect securities of other countries whose economies appear to be unrelated. To the extent that a Fund invests a significant portion of its assets in a concentrated geographic area like Eastern Europe or Asia, the Fund will generally have more exposure to regional economic risks associated with foreign investments.

Emerging Markets Risk

Foreign investment risk may be particularly high to the extent that a Fund invests in emerging market securities of issuers based in countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

36

Currency Risk

Funds that invest directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the returns of the Fund.

Issuer Non-Diversification Risk

Focusing investments in a small number of issuers, industries or foreign currencies increases risk. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer than Funds that are “diversified.” Funds that invest in a relatively small number of issuers are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Some of those issuers also may present substantial credit or other risks. Similarly, a Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects or from issuers in a single state.

Leveraging Risk

Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolios securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, PIMCO will segregate and “earmark” liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund’s portfolio securities.

Management Risk

Each Fund is subject to management risk because it is an actively managed investment portfolio. PIMCO and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.

Management of the Funds

Investment Adviser and Administrator

PIMCO serves as the investment adviser and the administrator (serving in its capacity as administrator, the “Administrator”) for the Funds. Subject to the supervision of the Board of Trustees, PIMCO is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters.

PIMCO is located at 840 Newport Center Drive, Newport Beach, California 92660. Organized in 1971, PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. As of June 30, 2005, PIMCO had approximately $493 billion in assets under management.

Advisory Fees

Each Fund pays PIMCO fees in return for providing investment advisory services. Each Fund will pay monthly advisory fees to PIMCO at the following annual rates (stated as a percentage of the average daily net assets of each Fund taken separately):

Fund	Advisory Fees
Money Market Fund	0.15%
Foreign Bond (Unhedged), Global Bond, GNMA, Long-Term U.S. Government, and Total Return Mortgage Funds	0.25%
Convertible Fund	0.40%
Emerging Markets Bond Fund	0.45%
CommodityRealReturn Strategy Fund	0.49%

Administrative Fees

Each Fund pays for the administrative services it requires under what is essentially an all-in fee structure. Class R shareholders of each Fund pay an administrative fee to PIMCO, computed as a percentage of the Fund’s assets attributable in the aggregate to that class of shares. PIMCO, in turn, provides or procures administrative services for Class R shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Funds do bear other expenses which are not covered under the administrative fee which may vary and affect

37

the total level of expenses paid by the Institutional and Administrative Class shareholders, such as brokerage fees, commissions and other transaction expenses, costs of borrowing money, including interest expenses, extraordinary expenses (such as litigation and indemnification expenses) and fees and expenses of the Trust’s Independent Trustees and their counsel (if any). Except for relatively small Funds, PIMCO may earn a profit on the administration fee paid by the Funds. Also, under the terms of the administration agreement, PIMCO, and not Fund shareholders, would benefit from any price decreases in third-party services, including decreases resulting from an increase in net assets.

For the fiscal year ended March 31, 2005, the Funds pay PIMCO monthly administrative fees at the following annual rates (stated as a percentage of the average daily net assets attributable in the aggregate to the Fund’s Class R shares):

Fund	Administrative Fees
Convertible, GNMA, Long-Term U.S. Government, Money Market, and Total Return Mortgage Funds	0.40%
Foreign Bond (Unhedged) and Global Bond (U.S. Dollar-Hedged) Funds	0.45%
CommodityRealReturn Strategy Fund	0.50%
Emerging Markets Bond Fund	0.55%

Individual Portfolio Managers

The following individuals have primary responsibility for managing each of the noted Funds.

Fund	Portfolio Manager	Since	Recent Professional Experience
CommodityRealReturn Strategy	John B. Brynjolfsson	6/02*	Managing Director, PIMCO. He joined PIMCO as a Portfolio Manager in 1989, and has managed fixed income accounts for various institutional clients and funds since 1992.

Convertible	Mark T. Hudoff	8/03	Executive Vice President, PIMCO. He joined PIMCO as a Senior Credit Analyst in 1996, and has managed fixed income accounts for various institutional clients since that time.

Emerging Markets Bond	Mohamed A. El-Erian	8/99	Managing Director, PIMCO. He joined PIMCO as a Portfolio Manager in 1999. Prior to joining PIMCO, he was a Managing Director from 1998-1999 for Salomon Smith Barney/Citibank where he was head of emerging markets research.

Foreign Bond (Unhedged) Global Bond (U.S. Dollar-Hedged)	Sudi Mariappa	4/04* 11/00	Managing Director, PIMCO. He joined PIMCO as a Portfolio Manager in 2000. Prior to joining PIMCO, Mr. Mariappa was a Managing Director with Merrill Lynch from 1999-2000. Prior to that, he was associated with Sumitomo Finance International as an Executive Director in 1998, and with Long-term Capital Management as a strategist from 1995-1998.

GNMA Total Return Mortgage	W. Scott Simon	10/01 4/00	Managing Director, PIMCO. He joined PIMCO as a Portfolio Manager in 2000. Prior to joining PIMCO, he was a Senior Managing Director and co-head of Mortgage Backed Securities pass-through trading at Bear Stearns & Co.

Long-Term U.S. Government	James M. Keller	4/00	Managing Director, PIMCO. He joined PIMCO as a Portfolio Manager in 1996, and has managed fixed income accounts for various institutional clients since that time.

Money Market	Paul A. McCulley	11/99	Managing Director, PIMCO. He has managed fixed income assets since joining PIMCO in 1999. Prior to joining PIMCO, Mr. McCulley was associated with Warburg Dillion Read as a Managing Director from 1992-1999 and Head of Economic and Strategy Research for the Americas from 1995-1999, where he managed macro research world-wide.

*	Since inception of the Fund.

Please see the Statement of Additional Information for additional information about other accounts managed by the portfolio managers, the portfolio managers’ compensation and the portfolio managers’ ownership of shares of the Funds.

38

Distributor

The Trust’s Distributor is Alliaze Global Investors Distributors LLC (“AGID” or “Distributor”), an indirect subsidiary of Allianz Global Investors of America L.P. (“AGI”). The Distributor, located at 2187 Atlantic Street, Stamford, CT 06902, is a broker-dealer registered with the Securities and Exchange Commission (“SEC”).

Regulatory and Litigation Matters

On June 1, 2004, the Attorney General of the State of New Jersey announced that it had dismissed PIMCO from a complaint filed by the New Jersey Attorney General on February 17, 2004, and that it had entered into a settlement agreement (the “New Jersey Settlement”) with PIMCO’s parent company, AGI (formerly known as Allianz Dresdner Asset Management of America L.P.), PEA Capital LLC (an entity affiliated with PIMCO through common ownership) (“PEA”) and AGID, in connection with the same matter. In the New Jersey Settlement, AGI, PEA and AGID neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the New Jersey Settlement alleged, among other things, that AGI, PEA and AGID had failed to disclose that they improperly allowed certain hedge funds to engage in “market timing” in certain funds. The complaint sought injunctive relief, civil monetary penalties, restitution and disgorgement of profits.

Since February 2004, PIMCO, AGI, PEA, AGID, and certain of their affiliates, including the Trust, Allianz Funds (formerly known as PIMCO Funds), and the Trustees of the Trust, have been named as defendants in 14 lawsuits filed in U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. Ten of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in the U.S. District Court for the District of Maryland; four of those lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the Trust and the Allianz Funds during specified periods, or as derivative actions on behalf of the Trust and Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain of the Allianz Funds and Funds of the Trust and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, the Trustees, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the Trust or on behalf of the Trust itself against other defendants. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote the Allianz Funds and Funds of the Trust, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

The Trust has learned that, on April 11, 2005, the Attorney General of the State of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia (the “West Virginia Complaint”) against Allianz Global Investors Fund Management LLC (formerly PA Fund Management LLC) (“AGIF”), PEA and AGID alleging, among other things, that they improperly allowed broker-dealers, hedge funds and investment advisers to engage in frequent trading of various open-end funds advised or distributed by Allianz Global Investors Fund Management LLC and certain of its affiliates in violation of the funds’ stated restrictions on “market timing.” On May 31, 2005, PAFM, PEA and PAD, along with the other mutual fund defendants in the action, removed the action to the U.S. District Court for the District of West Virginia. The West Virginia Complaint also names numerous other defendants unaffiliated with Allianz Global Investors Fund Management in separate claims alleging improper market timing and/or late trading of open-end investment companies advised or distributed by such other defendants. The West Virginia Complaint seeks injunctive relief, civil monetary penalties, investigative costs and attorney’s fees.

Under Section 9(a) of the Investment Company Act of 1940, as amended (“1940 Act”), if the New Jersey Settlement or any of the lawsuits described above were to result in a court injunction against AGI, PEA, AGID and/or their affiliates, PIMCO could, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser, and AGID could be barred from serving as principal underwriter, to any registered investment company, including the Funds. In connection with an inquiry from the SEC concerning the status of the New Jersey Settlement under Section 9(a), PEA, AGID, AGI and certain of their affiliates (including PIMCO) (together, the “Applicants”) have sought exemptive relief from the SEC under Section 9(c) of the 1940 Act. The SEC has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey Settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the SEC takes final action on their application for a permanent order. There is no assurance that the SEC will issue a permanent order.

39

If the West Virginia Complaint were to result in a court injunction against AGIF, PEA or AGID, the Applicants would, in turn, seek exemptive relief under Section 9(c) with respect to that matter, although there is no assurance that such exemptive relief would be granted.

It is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Funds. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Funds or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Funds.

The foregoing speaks only as of the date of this prospectus. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated only if those developments are material.

How Fund Shares Are Priced

The net asset value (“NAV”) of a Fund’s Class R shares is determined by dividing the total value of a Fund’s portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class.

Fund shares are valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the NYSE is open. For purposes of calculating the NAV, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Funds or their agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United Stat es or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed and an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When a Fund uses fair value pricing to determine its NAV, securities will not be priced on the basis of

40

quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. The Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined by the Board of Trustees or persons acting at their direction may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed below under “Abusive Trading Practices.” Fair value pricing may require subjective determinations about the value of security.

How to Buy and Sell Shares

The following section provides basic information about how to buy, sell (redeem) and exchange Class R shares of the Funds.

General Information

• Retirement Plans. Class R shares generally are available only to 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, non-qualified deferred compensation plans and other accounts whereby the plan or the plan’s financial service firm has an agreement with the Distributor or the Administrator to utilize Class R shares in certain investment products or programs (collectively, “retirement plans”). In addition, Class R shares also are generally available only to retirement plans where Class R shares are held on the books of the Funds through omnibus accounts (either at the Plan level or at the level of the financial service firm). Class R shares are not available to retail or institutional non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, or individual 403(b) plans, or through the PIMCO College Access 529 Plan accounts.

The administrator of a plan or employee benefits office can provide participants with detailed information on how to participate in the plan and how to elect a Fund as an investment option. Plan participants may be permitted to elect different investment options, alter the amounts contributed to the plan, or change how contributions are allocated among investment options in accordance with the plan’s specific provisions. The plan administrator or employee benefits office should be consulted for details. For questions about participant accounts, participants should contact their employee benefits office, the plan administrator, or the organization that provides recordkeeping services for the plan.

Eligible retirement plans generally may open an account and purchase Class R shares by contacting any broker, dealer or other financial intermediary (“financial service firm”) authorized to sell Class R shares of the Funds. Additional shares may be purchased through a retirement plan’s administrator or recordkeeper.

Financial service firms may provide or arrange for the provision of some or all of the shareholder servicing and account maintenance services required by retirement plan accounts and their plan participants, including, without limitation, transfers of registration and dividend payee changes. Financial service firms may also perform other functions, including generating confirmation statements, and may arrange with plan administrators for other investment or administrative services. Financial service firms may independently establish and charge retirement plans and plan participants transaction fees and/or other additional amounts for such services, which may change over time. Similarly, retirement plans may change plan participants for certain expenses. These fees and additional amounts could reduce an investment return in Class R shares of the Funds.

Financial service firms and retirement plans may have omnibus accounts and similar arrangements with the Trust and may be paid for providing sub-transfer agency and other services. A firm or retirement plan may be paid for its services directly or indirectly by the Funds, the Adviser or an affiliate (normally not to exceed an annual rate of 0.50% of a Fund’s average daily net assets attributable to its Class R shares and purchased through such firm or retirement plan for its clients). The Distributor may pay a financial service firm or retirement plan an additional amount not to exceed 0.20% for sub-transfer agency or other administrative services. Your retirement plan may establish various minimum investment requirements for Class R shares of the Funds and may also establish certain privileges with respect to purchases, redemptions and exchanges of Class R shares or the reinvestment of dividends. Plan participants should contact their plan administrator with respect to these issues. Plan administrators should contact their financial service firm for information about the firm. This Prospectus should be read in connection with the retirement plan’s and/or the financial service firm’s materials regarding its fees and services.

Calculation of Share Price and Redemption Payments

When shareholders buy or sell (redeem) Class R shares of the Funds, they pay or receive a price equal to the NAV of the shares, subject to any Redemption Fees. NAVs are determined at the close of regular trading on the NYSE (normally, 4:00 p.m., Eastern time) on each day the NYSE is open. See “How Fund Shares Are Priced” above for details. Generally, purchase and redemption orders for Fund shares are processed at the NAV next calculated after an order is received by the Distributor. In

41

addition, orders received by the Distributor from financial service firms after NAV is determined that day will be processed at that day’s NAV if the orders were received by the firm from the retirement plan prior to such determination and were transmitted to and received by the Distributor prior to its close of business that day (normally 7:00 p.m., Eastern time).

Investors who purchase shares through retirement plans should be aware that plan administrators may aggregate purchase and redemption orders for participants in the plan. Therefore, there may be a delay between the time the investor places an order with the plan administrator and the time the order is forwarded to the Transfer Agent for execution.

The Trust does not calculate NAVs or process orders on days when the NYSE is closed. If a purchase or redemption order is received by the Distributor on a day when the NYSE is closed, it will be processed on the next succeeding day when the NYSE is open (according to the succeeding day’s NAV).

Distribution and Servicing (12b-1) Plans

The Funds pay fees to the Distributor on an ongoing basis as compensation for the services the Distributor renders and the expenses it bears in connection with the sale and distribution of Fund shares (“distribution fees”) and in connection with personal services rendered to Fund shareholders and the maintenance of shareholder accounts (“servicing fees”). These payments are made pursuant to Distribution and Servicing Plans (“12b-1 Plans”) adopted by each Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (“1940 Act”).

There is a separate 12b-1 Plan for each class of shares offered in this Prospectus. The following lists the maximum annual rates at which the distribution and servicing fees may be paid under each 12b-1 Plan (calculated as a percentage of each Fund’s average daily net assets attributable to the particular class of shares):

All Funds	Servicing Fee	Distribution Fee
Class R	0.25%	0.25%

Because 12b-1 fees are paid out of a Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than sales charges which are deducted at the time of investment. Therefore, although Class R shares of the Funds do not pay initial sales charges, the distribution fees payable on Class R shares may, over time, cost you more than the initial sales charge imposed on other classes of the Funds’ shares.

Payments to Financial Firms

Some or all of the distribution fees and servicing fees described above are paid to the broker, dealer or financial adviser (collectively, “financial firms”) through which you purchase your shares. With respect to Class B and Class C shares, the financial firms are also paid at the time of your purchase a commission, depending on the Fund involved, of up to 4.00% and 1.00%, respectively, of your investment in such share classes. Please see the SAI and Guide for more details. A financial firm is one that, in exchange for compensation, sells, among other products, mutual fund shares (including the shares offered in this Prospectus) or provides services for mutual fund shareholders. Financial firms include brokers, dealers, insurance companies and banks.

In addition, AGID, PIMCO and their affiliates (for purposes of this subsection only, collectively, the “Distributor”) may from time to time make additional payments such as cash bonuses or provide other incentives to selected financial firms as compensation for services such as, without limitation, providing the Funds with “shelf space” or a higher profile for the financial firms’ financial consultants and their customers, placing the Funds on the financial firms’ preferred or recommended fund list, granting the Distributor access to the financial firms’ financial consultants, providing assistance in training and educating the financial firms’ personnel, and furnishing marketing support and other specified services. These payments may be significant to the financial firms and may also take the form of sponsorship of seminars or informational meetings or payment for attendance by persons associated with the financial firms at seminars or informational meetings.

A number of factors will be considered in determining the amount of these additional payments to financial firms. On some occasions, such payments may be conditioned upon levels of sales, including the sale of a specified minimum dollar amount of the shares of a Fund, all other series of Trust, other funds sponsored by the Distributor and/or a particular class of shares, during a specified period of time. The Distributor may also make payments to one or more participating financial firms based upon factors such as the amount of assets a financial firm’s clients have invested in the Funds and the quality of the financial firm’s relationship with the Distributor.

The additional payments described above are made at the Distributor’s expense. These payments may be made, at the discretion of the Distributor, to some of the top 50 financial firms that have sold the greatest amounts of shares of the Funds. The level of

42

payments made to a financial firm in any future year will vary and normally will not exceed the sum of (a) 0.10% of such year’s fund sales by that financial firm and (b) 0.06% of the assets attributable to that financial firm invested in equity funds sponsored by the Distributor and 0.03% of the assets invested in fixed-income funds sponsored by the Distributor. In lieu of payments pursuant to the foregoing formulae, the Distributor may make payments of an agreed upon amount which normally will not exceed the amount that would have been payable pursuant to the formulae. There are a few existing relationships on different bases that will continue, some even into 2005, until they end. In some cases, in addition to the payments described above, the Distributor will make payments for special events such as a conference or seminar sponsored by one of such financial firms.

If investment advisers, distributors or affiliates of mutual funds pay bonuses and incentives in differing amounts, financial firms and their financial consultants may have financial incentives for recommending a particular mutual fund over other mutual funds. In addition, depending on the arrangements in place at any particular time, a financial firm and its financial consultants may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your financial advisor and review carefully any disclosure by the financial firm as to compensation received by your financial advisor.

Wholesale representatives of the Distributor visit brokerage firms on a regular basis to educate financial advisors about the Funds and to encourage the sale of Fund shares to their clients. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

Although a Fund may use financial firms that sell Fund shares to effect transactions for the Fund’s portfolio the Fund and the Adviser will not consider the sale of Fund shares as a factor when choosing financial firms to effect those transactions.

For further details about payments made by the Distributor to financial firms, please see the SAI and Guide.

From time to time, PIMCO or its affiliates may pay investment consultants or their parent or affiliated companies for certain services including technology, operations, tax, or audit consulting services, and may pay such firms for PIMCO’s attendance at investment forums sponsored by such firms or for various studies, surveys, or access to databases. PIMCO and its affiliates may also provide investment advisory services to investment consultants and their affiliates. These consultants or their affiliates may, in the ordinary course of their investment consultant business, recommend that their clients utilize PIMCO’s investment advisory services or invest in the Funds or in other products sponsored by PIMCO and its affiliates.

Buying Shares

Class R shares of each Fund are continuously offered to retirement plans. See “Retirement Plans” above. Plan participants may purchase Class R shares only through their retirement plans. In connection with purchases, retirement plans are responsible for forwarding all necessary documentation to their financial service firm or the Distributor. Retirement plans and financial service firms may charge for such services.

A retirement plan may also purchase Class R shares directly from the Trust. To make direct investments, a plan administrator must open an account with the Distributor and send payment for Class R shares either by mail or through a variety of other purchase options and plans offered by the Trust. Retirement plans that purchase their shares directly from the Trust must hold their shares in an omnibus account at the retirement plan level.

Retirement plans which wish to invest directly by mail should send a check payable to PA Distributors LLC, along with a completed application form to:

Allianz Global Investors Distributors LLC

P.O. Box 9688

Providence, RI 02940-0926

The Trust accepts all purchases by mail subject to collection of checks at full value and conversion into federal funds. Investors may make subsequent purchases by mailing a check to the address above with a letter describing the investment or with the additional investment portion of a confirmation statement. Checks for subsequent purchases should be payable to PA Distributors LLC and should clearly indicate the relevant account number. Investors should call the Distributor at 1-800-426-0107 if they have any questions regarding purchases by mail.

Class R shares of the Funds will be held in a plan participant’s account (which in turn may hold Class R shares through the account of a financial service firm) and, generally, retirement plans will hold Class R shares (either directly or through a financial service firm) in nominee or street name as the participant’s agent. In most cases, the Trust’s transfer agent, PFPC, Inc., will have no information with respect to or control over accounts of specific Class R shareholders and participants may obtain information about their accounts only through their plan. In the interest of economy and convenience, certificates for Class R shares will not be issued.

43

The Distributor, in its sole discretion, may accept or reject any order for purchase of Fund shares. The sale of shares will be suspended during any period in which the NYSE is closed for other than weekends or holidays, or if permitted by the rules of the SEC, when trading on NYSE is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the SEC for the protection of investors.

Abusive Trading Practices.

The Trust generally encourages shareholders to invest in the Funds as part of a long-term investment strategy and discourages excessive, short-term trading and other abusive trading practices. To that end, the Trust’s Board of Trustees has adopted policies and procedures reasonably designed to detect and prevent short-term trading activity that may be harmful to the Fund and its shareholders. Such activities, sometimes referred to as “market timing,” may have a detrimental effect on the Fund(s) and its/their shareholders. For example, depending upon various factors such as the size of a Fund and the amount of its assets maintained in cash, short-term or excessive trading by Fund shareholders may interfere with the efficient management of the Fund’s portfolio, increase transaction costs and taxes, and may harm the performance of the Fund and its shareholders.

The Trust seeks to deter and prevent abusive trading practices, and to reduce these risks, through several methods. First, the Trust imposes redemption fees on most Fund shares redeemed or exchanged within a given period after their purchase. See “Redemption Fees” below for further information.

Second, to the extent that there is a delay between a change in the value of a mutual fund’s portfolio holdings, and the time when that change is reflected in the net asset value of the fund’s shares, the fund is exposed to the risk that investors may seek to exploit this delay by purchasing or redeeming shares at net asset values that do not reflect appropriate fair value prices. The Trust seeks to deter and prevent this activity, sometimes referred to as “stale price arbitrage,” by the appropriate use of “fair value” pricing of the Funds’ portfolio securities. See “How Fund Shares Are Priced” below for more information.

Third, the Trust seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Trust and PIMCO each reserve the right to restrict or refuse any purchase or exchange transaction if, in the judgment of the Trust or of PIMCO, the transaction may adversely affect the interests of a Fund or its shareholders. Among other things, the Trust may monitor for any patterns of frequent purchases and sales that appear to be made in response to short-term fluctuations in share price, and may also monitor for any attempts to improperly avoid the imposition of Redemption Fees. Notice of any restrictions or rejections of transactions may vary according to the particular circumstances.

Although the Trust and its service providers seek to use these methods to detect and prevent abusive trading activities, and although the Trust will consistently apply such methods, there can be no assurances that such activities can be mitigated or eliminated. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for presentation to the Fund on a net basis, conceal the identity of the individual investors from the Fund. This makes it more difficult for the Funds to identify short-term transactions in the Funds.

Request for Multiple Copies of Shareholder Documents

To reduce expenses, it is intended that only one copy of the Funds’ prospectus and each annual and semi-annual report will be mailed to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents and your shares are held directly with the Trust, call the Trust at 1-800-426-0107. Alternatively, if your shares are held through a financial institution, please contact it directly. Within thirty days after receipt of your request by the Trust, such party will begin sending you individual copies.

Investment Minimums

The following investment minimums apply for purchases of Class R shares.

Initial Investment	Subsequent Investments
$2,500 per Fund	$50 per Fund

In addition, accounts with balances of $2,500 or less may be charged an annual fee of $16. This fee may be deducted in quarterly installments from the below-minimum account and paid to the Administrator for certain categories of investors, including certain tax-qualified retirement plans, and for certain special investment programs and plans offered by the Trust.

Retirement plans and financial service firms may impose different investment minimums than the Trust. Please contact your plan administrator or financial service firm for information.

44

Minimum Account Size

Due to the relatively high cost to the Funds of maintaining small accounts, investors are asked to maintain an account balance in each Fund in which the investor invests of at least the minimum investment necessary to open the particular type of account. If an investor’s balance for any Fund remains below the minimum for three months or longer, the Administrator has the right (except in the case of employer-sponsored retirement accounts) to redeem any remaining shares and close that Fund account after giving the investor 60 days to increase the balance. Your Fund account will not be liquidated if the reduction in size is due solely to a decline in market value of your Fund shares or if the aggregate value of all your PIMCO Funds accounts exceeds $50,000.

Exchanging Shares

Except as provided below or in the applicable Fund’s or series’ prospectus(es), Class R shares of any Fund may be exchanged for Class R shares of any other Fund or series of PIMCO Funds that offers Class R shares. Shares are exchanged on the basis of their respective NAVs next calculated after an exchange order is received by the Distributor. Exchanges of shares held less than a certain number of days may be subject to a redemption fee. See “Redemption Fees” below. Currently, the Trust does not charge any exchange fees or charges. Retirement plans or financial service firms may impose various fees and charges, investment minimums and other requirements with respect to exchanges. [In addition, for taxable shareholders, an exchange is generally a taxable event which will generate capital gains or losses, and special rules may apply in computing tax basis when determining gain or loss.] Plan participants should contact their plan administrators to exchange shares and for additional information about the exchange privilege.

An investor may exchange shares only with respect to Funds or other eligible series that are registered in the investor’s state of residence or where an exemption from registration is available.

The Trust reserves the right to refuse exchange purchases if, in the judgment of PIMCO, the purchase or other activity would adversely affect a Fund and its shareholders. In particular, a pattern of transactions characteristic of “market-timing” strategies may be deemed by PIMCO to be detrimental to the Trust or a particular Fund. Currently, the Trust limits the number of “round trip” exchanges an investor may make. An investor makes a “round trip” exchange when the investor purchases shares of a particular Fund, subsequently exchanges those shares for shares of a different PIMCO Fund and then exchanges back into the originally purchased Fund. The Trust has the right to refuse any exchange for any investor who completes (by making the exchange back into the shares of the originally purchased Fund) more than six round trip exchanges in any twelve-month period. Although the Trust has no current intention of terminating or modifying the exchange privilege other than as set forth in the preceding sentence, it reserves the right to do so at any time. Except as otherwise permitted by SEC regulations, the Trust will give 60 days’ advance notice to a plan’s financial service firm of any termination or material modification of the exchange privilege with respect to Class R shares.

Selling Shares

Class R shares may be redeemed through the investor’s plan administrator on any day the NYSE is open. Other than any applicable redemption fee (see below), investors do not pay any fees or other charges to the Trust or the Distributor when selling shares, although retirement plans and financial service firms may charge for their services in processing redemption requests. Please contact the plan or firm for details.

Subject to any restrictions in the applicable retirement plan documents, plan administrators are obligated to transmit redemption orders to the Distributor or their financial service firm promptly and are responsible for ensuring that redemption requests are in proper form. Retirement plans and financial service firms will be responsible for furnishing all necessary documentation to the Distributor or the Trust’s transfer agent and may charge for their services. Redemption proceeds will be forwarded to the retirement plan or financial service firm as promptly as possible and in any event within seven days after the redemption request is received by the Distributor in good order.

Redemptions of Fund shares may be suspended when trading on the NYSE is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the SEC for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payment for more than seven days, as permitted by law.

For shareholder protection, a request to change information contained in an account registration (for example, a request to change the bank designated to receive wire redemption proceeds) must be received in writing, signed by the minimum number of persons designated on the Client Registration Application that are required to effect a redemption, and accompanied by a signature guarantee from any eligible guarantor institution, as determined in accordance with the Trust’s procedures. Shareholders should inquire as to whether a particular institution is an eligible guarantor institution. A signature guarantee cannot be provided by a notary public. In addition, corporations, trusts, and other institutional organizations are required to furnish evidence of the authority of the persons designated on the Client Registration Application to effect transactions for the organization.

45

Redemption Fees

Shareholders of each Fund listed below will be subject to a Redemption Fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares redeemed or exchanged (based on the total redemption proceeds after any applicable deferred sales charges) within a certain number of days after their acquisition (by purchase or exchange). The following table indicates the applicable holding period for each Fund. Shares redeemed or exchanged before the expiration of the holding period will be subject to the Redemption Fee.

Fund	Holding Period(1)
GNMA and Total Return Mortgage Funds	7 calendar days

CommodityRealReturn Strategy, Convertible, Emerging Markets Bond, Foreign Bond (Unhedged), Global Bond (U.S. Dollar-Hedged), and Long-Term U.S. Government Funds	30 calendar days

(1)	With respect to any acquisition of shares, the holding period commences on the day of acquisition. A new holding period begins with each acquisition of shares through a purchase or exchange.

In cases where redeeming shareholders hold shares acquired on different dates, the first-in/first-out (“FIFO”) method will be used to determine which shares are being redeemed, and therefore whether a Redemption Fee is payable. Redemption Fees are deducted automatically from the amount to be received in connection with a redemption or exchange and are paid to the applicable Fund for the purpose of offsetting any costs associated with short-term trading, thereby insulating longer-term shareholders from such costs. In cases where redemptions are processed through financial intermediaries, there may be a delay between the time the shareholder redeems his or her shares and the payment of the Redemption Fee to the Fund, depending upon such financial intermediaries’ trade processing procedures and systems.

A new time period begins with each acquisition of shares through a purchase or exchange. For example, for Funds with a seven-day holding period, a series of transactions in which shares of Fund A are exchanged for shares of Fund B four days after the purchase of the Fund A shares, followed four days later by an exchange of the Fund B shares for shares of Fund C, will be subject to two Redemption Fees (one on each exchange).

The purpose of Redemption Fees is to deter excessive, short-term trading and other abusive trading practices as described above under “Abusive Trading Practices” and to help offset the costs associated with the sale of portfolio securities to satisfy redemption and exchange requests made by “market timers” and other short-term shareholders, thereby insulating longer-term shareholders from such costs. Redemption Fees are not paid separately, but are deducted from the amount to be received in connection with a redemption or exchange. Redemption Fees are paid to and retained by the Funds to defray certain costs described below and are not paid to or retained by PIMCO or the Distributor. Redemption Fees are not sales loads or contingent deferred sales charges. Redemption and exchange of shares acquired through the reinvestment of dividends and distributions are not subject to Redemption Fees.

Limitations on the Assessment of Redemption Fees. The Funds may not be able to impose and/or collect the Redemption Fee in certain circumstances. For example, the Funds will not be able to collect the Redemption Fee on redemptions and exchanges by shareholders who invest through certain retirement plans or through certain financial intermediaries (for example, through broker-dealer omnibus accounts or through a recordkeeping organization) that have not agreed to assess or collect the Redemption Fee from such shareholders, or that have not agreed to provide the information necessary for the Funds to impose the Redemption Fee on such shareholders or do not currently have the capability to assess or collect the Redemption Fee. The Funds may nonetheless continue to effect share transactions for such shareholders and financial intermediaries. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for presentation to a Fund on a net basis, conceal the identity of the individual investors from the Fund. This makes it more difficult for the Funds to identify short-term transactions in the Funds, and makes assessment of the Redemption Fee on transactions effected through such accounts impractical without the assistance of the financial intermediary. Due to these limitations on the assessment of the Redemption Fee, the Funds’ use of Redemption Fees may not successfully eliminate excessive short-term trading in shares of the Funds.

Waivers of Redemption Fees. In the following situations, the Funds have elected not to impose the Redemption Fee:

•	redemptions and exchanges of Fund shares acquired through the reinvestment of dividends and distributions;

46

•	certain types of redemptions and exchanges of Fund shares owned through participant-directed retirement plans (see below for details);

•	redemptions or exchanges in discretionary asset allocation or wrap programs (“wrap programs”) that are initiated by the sponsor of the program as part of a periodic rebalancing, provided that such rebalancing occurs no more frequently than quarterly;

•	redemptions or exchanges in a wrap program that are made as a result of a full withdrawal from the wrap program or as part of a systematic withdrawal plan;

•	involuntary redemptions, such as those resulting from a shareholder’s failure to maintain a minimum investment in the Funds, or to pay shareholder fees;

•	redemptions and exchanges effected by other mutual funds that are sponsored by PIMCO or its affiliates; and

•	otherwise as PIMCO or the Trust may determine in their sole discretion.

Applicability of Redemption Fees in Certain Defined Contribution Plans. Redemption fees will not apply to the following transactions in participant-directed retirement plans (such as 401(k), 403(b), 457 and Keogh plans): 1) where the shares being redeemed were purchased with new contributions to the plan (e.g., payroll contributions, employer contributions, loan repayments); 2) redemptions made in connection with taking out a loan from the plan; 3) redemptions in connection with death, disability, hardship withdrawals, or Qualified Domestic Relations Orders; 4) redemptions made as part of a systematic withdrawal plan; 5) redemptions made by a defined contribution plan in connection with a termination or restructuring of the plan or 6) redemptions made in connection with a participant’s termination of employment. Redemption fees generally will apply to other participant-directed redemptions and exchanges. For example, if a participant exchanges shares of Fund A that were purchased with new contributions, into Fund B, a redemption fee would not apply to that exchange. However, any subsequent participant-directed exchange of those shares from Fund B into Fund A or another fund may be subject to redemption fees, depending upon the holding period and subject to the exceptions described in this paragraph.

Retirement plan sponsors, participant recordkeeping organizations and other financial intermediaries may also impose their own restrictions, limitations or fees in connection with transactions in the Funds’ shares, which may be stricter than those described in this section. You should contact your plan sponsor, recordkeeper or financial intermediary for more information on any differences in how the redemption fee is applied to your investments in the Funds, and whether any additional restrictions, limitations or fees are imposed in connection with transactions in Fund shares.

The Trust may eliminate or modify the waivers enumerated above at any time, in its sole discretion.

Shareholders will receive 60 days’ notice of any material changes to the Redemption Fee, unless otherwise permitted by law.

Redemptions in Kind

The Trust has agreed to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1% of the Fund’s net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust may pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. Except for Funds with a tax-efficient management strategy, it is highly unlikely that shares would ever be redeemed in kind. If shares are redeemed in kind, investors should expect to incur transaction costs upon the disposition of the securities received in the distribution.

Verification of Identity

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, a Fund must obtain the following information for each person that opens a new account:

1. Name.

2. Date of birth (for individuals).

3. Residential or business street address.

4. Social security number, taxpayer identification number, or other identifying number.

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

Individuals may also be asked for a copy of their driver’s license, passport or other identifying document in order to verify their identity. In addition, it may be necessary to verify an individual’s identity by crossreferencing the identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

47

After an account is opened, a Fund may restrict your ability to purchase additional shares until your identity is verified. A Fund also may close your account and redeem your shares or take other appropriate action if it is unable to verify your identity within a reasonable time.

Fund Distributions

Each Fund distributes substantially all of its net investment income to shareholders in the form of dividends. You begin earning dividends on Fund shares the day after the Trust receives your purchase payment. Dividends paid by each Fund with respect to each class of shares are calculated in the same manner and at the same time. The following shows when each Fund intends to declare and distribute income dividends to shareholders of record.

Fund	Declared Daily and Paid Monthly	Declared and Paid Quarterly
Fixed Income Funds	•

CommodityRealReturn Strategy and Convertible Funds		•

In addition, each Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently.

You can choose from the following distribution options:

•	Reinvest all distributions in additional shares of the same class of your Fund at NAV. This will be done unless you elect another option.

•	Invest all distributions in shares of the same class of any other Fund or another series of the Trust or PIMCO Funds which offers that class at NAV. You must have an account existing in the Fund or series selected for investment with the identical registered name. You must elect this option on your account application or by a telephone request to the Transfer Agent at 1-800-426-0107.

•	Receive all distributions in cash (either paid directly to you or credited to your account with your broker or other financial intermediary). You must elect this option on your account application or by a telephone request to the Transfer Agent at 1-800-426-0107.

You do not pay any sales charges on shares you receive through the reinvestment of Fund distributions.

If you elect to receive Fund distributions in cash and the postal or other delivery service is unable to deliver checks to your address of record, the Trust’s Transfer Agent will hold the returned checks for your benefit in a non-interest bearing account.

Tax Consequences

• Taxes on Fund distributions. If you are subject to U.S. federal income tax, you will be subject to tax on Fund distributions whether you received them in cash or reinvested them in additional shares of the Funds. For federal income tax purposes, Fund distributions will be taxable to you as either ordinary income or capital gains.

Fund dividends (i.e., distributions of investment income) are taxable to you as ordinary income. Federal taxes on Fund distributions of gains are determined by how long the Fund owned the investments that generated the gains, rather than how long you have owned your shares. Distributions of gains from investments that a Fund owned for more than one year will generally be taxable to you as long-term capital gains. Distributions of gains from investments that the Fund owned for one year or less will generally be taxable to you as ordinary income.

Fund distributions are taxable to you even if they are paid from income or gains earned by a Fund prior to your investment and thus were included in the price you paid for your shares. For example, if you purchase shares on or just before the record date of a Fund distribution, you will pay full price for the shares and may receive a portion of your investment back as a taxable distribution.

• Taxes when you sell (redeem) or exchange your shares. Any gain resulting from the sale of Fund shares will generally be subject to federal income tax. When you exchange shares of a Fund for shares of another series, the transaction will be treated as a sale of the Fund shares for these purposes, and any gain on those shares will generally be subject to federal income tax.

48

• Returns of capital. If a Fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in the Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

• Consult your tax advisor about other possible tax consequences. This is a summary of certain federal income tax consequences of investing in a Fund. You should consult your tax advisor for more information on your own tax situation, including possible state, local and foreign tax consequences.

• A Note on the CommodityRealReturn Strategy Fund. Periodic adjustments for inflation to the principal amount of an inflation-indexed bond may give rise to original issue discount, which will be includable in the Fund’s gross income. Due to original issue discount, the Fund may be required to make annual distributions to shareholders that exceed the cash received, which may cause the Fund to liquidate certain investments when it is not advantageous to do so. Also, if the principal value of an inflation-indexed bond is adjusted downward due to deflation, amounts previously distributed in the taxable year may be characterized in some circumstances as a return of capital.

This section relates only to federal income tax; the consequences under other tax laws may differ. Shareholders should consult their tax advisors as to the possible application of foreign, state and local income tax laws to Fund dividends and capital distributions. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Funds.

Characteristics and Risks of Securities and Investment Techniques

This section provides additional information about some of the principal investments and related risks of the Funds described under “Summary Information” and “Summary of Principal Risks” above. It also describes characteristics and risks of additional securities and investment techniques that may be used by the Funds from time to time. Most of these securities and investment techniques are discretionary, which means that PIMCO can decide whether to use them or not. This prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Funds. As with any mutual fund, investors in the Funds rely on the professional investment judgment and skill of PIMCO and the individual portfolio managers. Please see “Investment Objectives and Policies” in the Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Funds.

Securities Selection

Most of the Funds in this prospectus seek maximum total return. The total return sought by a Fund consists of both income earned on a Fund’s investments and capital appreciation, if any, arising from increases in the market value of a Fund’s holdings. Capital appreciation of fixed income securities generally results from decreases in market interest rates or improving credit fundamentals for a particular market sector or security.

In selecting securities for a Fund, PIMCO develops an outlook for interest rates, currency exchange rates and the economy; analyzes credit and call risks, and uses other security selection techniques. The proportion of a Fund’s assets committed to investment in securities with particular characteristics (such as quality, sector, interest rate or maturity) varies based on PIMCO’s outlook for the U.S. economy, the financial markets and other factors.

PIMCO attempts to identify areas of the bond market that are undervalued relative to the rest of the market. PIMCO identifies these areas by grouping bonds into sectors such as money markets, governments, corporates, mortgages, asset-backed and international. Sophisticated proprietary software then assists in evaluating sectors and pricing specific securities. Once investment opportunities are identified, PIMCO will shift assets among sectors depending upon changes in relative valuations and credit spreads. There is no guarantee that PIMCO’s security selection techniques will produce the desired results.

U.S. Government Securities

U.S. Government Securities are obligations of, or guaranteed by, the U.S. Government, its agencies or government-sponsored enterprises. U.S. Government Securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. U.S. Government Securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

49

Municipal Bonds

Municipal bonds are generally issued by states and local governments and their agencies, authorities and other instrumentalities. Municipal bonds are subject to interest rate, credit and market risk. The ability of an issuer to make payments could be affected by litigation, legislation or other political events or the bankruptcy of the issuer. Lower rated municipal bonds are subject to greater credit and market risk than higher quality municipal bonds.

The Funds may invest, without limitation, in residual interest bonds, which are created by depositing municipal securities in a trust and dividing the income stream of an underlying municipal bond in two parts, one, a variable rate security and the other, a residual interest bond. The interest rate for the variable rate security is determined by an index or an auction process held approximately every 7 to 35 days, while the residual interest bond holder receives the balance of the income from the underlying municipal bond less an auction fee. The market prices of residual interest bonds may be highly sensitive to changes in market rates and may decrease significantly when market rates increase.

Mortgage-Related and Other Asset-Backed Securities

Each Fund may invest in mortgage- or other asset-backed securities. Except for the Money Market and Convertible Funds, each Fund may invest all of its assets in such securities. Mortgage-related securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property.

The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. If unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of the security can be expected to increase. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund’s yield to maturity from these securities. Each Fund (except the Money Market Fund) may invest up to 5% of its total assets in any combination of mortgage-related or other asset-backed IO, PO, or inverse floater securities.

Each Fund (except the Money Market Fund) may invest in collateralized debt obligations (“CDOs”), which includes collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The Funds may invest in other asset-backed securities that have been offered to investors.

Loan Participations and Assignments

Certain Funds may invest in fixed- and floating-rate loans, which investments generally will be in the form of loan participations and assignments of portions of such loans. Participations and assignments involve special types of risk, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. If a Fund purchases a participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower.

Corporate Debt Securities

Corporate debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness

50

of the issuer and general market liquidity. When interest rates rise, the value of corporate debt securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

High Yield Securities

Securities rated lower than Baa by Moody’s or lower than BBB by S&P are sometimes referred to as “high yield” or “junk” bonds. Investing in high yield securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields, high yield securities typically entail greater potential price volatility and may be less liquid than higher-rated securities. High yield securities may be regarded as predominately speculative with respect to the issuer’s continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities. The Emerging Markets Bond Fund may invest in securities that are in default with respect to the payment of interest or repayment of principal, or presenting an imminent risk of default with respect to such payments. Issuers of securities in default may fail to resume principal or interest payments, in which case the Fund may lose its entire investment.

Variable and Floating Rate Securities

Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. Each Fund may invest in floating rate debt instruments (“floaters”) and (except the Money Market Fund) engage in credit spread trades. While floaters provide a certain degree of protection against rises in interest rates, a Fund will participate in any declines in interest rates as well. Each Fund (except the Money Market Fund) may also invest in inverse floating rate debt instruments (“inverse floaters”). An inverse floater may exhibit greater price volatility than a fixed rate obligation of similar credit quality. Each Fund (except the Money Market Fund) may invest up to 5% of its total assets in any combination of mortgage-related or other asset-backed IO, PO or inverse floater securities.

Inflation-Indexed Bonds

Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Short-term increases in inflation may lead to a decline in value. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Event-Linked Exposure

Each Fund (except the Money Market Fund) may obtain event-linked exposure by investing in “event-linked bonds” or “event-linked swaps” or implement “event-linked strategies.” Event-linked exposure results in gains or losses that typically are contingent, or formulaically related to defined trigger events. Examples of trigger events include hurricanes, earthquakes, weather-related phenomena, or statistics relating to such events. Some event-linked bonds are commonly referred to as “catastrophe bonds.” If a trigger event occurs, a Fund may lose a portion or its entire principal invested in the bond or notional amount on a swap. Event-linked exposure often provides for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. Event-linked exposure may also expose a Fund to certain unanticipated risks including credit risk, counterparty risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences. Event-linked exposures may also be subject to liquidity risk.

Convertible and Equity Securities

Each Fund (except the Money Market Fund) may invest in convertible securities or equity securities. Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, that are convertible into or exercisable for common stock at a stated price or rate. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security will normally also provide income and is subject to interest rate risk. Convertible securities may be lower-rated securities subject to greater levels of credit risk. A Fund may be forced to convert a security before it would otherwise choose, which may have an adverse effect on the Fund’s ability to achieve its investment objective.

51

The Fixed Income Funds intend to invest primarily in fixed income securities; however, while some countries or companies may be regarded as favorable investments, pure fixed income opportunities may be unattractive or limited due to insufficient supply, or legal or technical restrictions. In such cases, subject to its applicable investment restrictions, a Fund may consider convertible securities or equity securities to gain exposure to such investments.

Equity securities generally have greater price volatility than fixed income securities. The market price of equity securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally or particular industries represented in those markets. The value of an equity security may also decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Foreign (Non-U.S.) Securities

Each Fund (except the Long-Term U.S. Government Fund) may invest in foreign (non-U.S.) securities. Investing in foreign securities involves special risks and considerations not typically associated with investing in U.S. securities. Shareholders should consider carefully the substantial risks involved for Funds that invest in securities issued by foreign companies and governments of foreign countries. These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; and political instability. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. The securities markets, values of securities, yields and risks associated with foreign securities markets may change independently of each other. Also, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in foreign securities may also involve higher custodial costs than domestic investments and additional transaction costs with respect to foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in foreign currencies.

Certain Funds also may invest in sovereign debt issued by governments, their agencies or instrumentalities, or other government-related entities. Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In addition, there is no bankruptcy proceeding by which defaulted sovereign debt may be collected.

• Emerging Market Securities. Each Fund (except the Long-Term U.S. Government and Money Market Funds) may invest up to 10% of its total assets in securities of issuers based in countries with developing (or “emerging market”) economies. The Emerging Markets Bond Fund may invest without limit in such securities.

A security is economically tied to an emerging market country if it is principally traded on the country’s securities markets, or the issuer is organized or principally operates in a country, derives a majority of its income from its operations within the country, or has a majority of its assets in the country. The adviser has broad discretion to identify and invest in countries that it considers to qualify as emerging securities markets. However, an emerging securities market is generally considered to be one located in any country that is defined as an emerging or developing economy by the World Bank or its related organizations, or the United Nations or its authorities. In making investments in emerging market securities, the Funds emphasize countries with relatively low gross national product per capita and with the potential for rapid economic growth. The adviser will select the country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, and any other specific factors it believes to be relevant.

Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in foreign, developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging markets securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting

52

standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

Each Fund (except the Long-Term U.S. Government Fund) may invest in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with a debt restructuring. Investments in Brady Bonds may be viewed as speculative. Brady Bonds acquired by a Fund may be subject to restructuring arrangements or to requests for new credit, which may cause the Fund to suffer a loss of interest or principal on any of its holdings.

Foreign (Non-U.S.) Currencies

A Fund that invests directly in foreign currencies or in securities that trade in, or receive revenues in, foreign currencies will be subject to currency risk. Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments.

• Foreign Currency Transactions. Funds that invest in securities denominated in foreign currencies may engage in foreign currency transactions on a spot (cash) basis, and enter into forward foreign currency exchange contracts and invest in foreign currency futures contracts and options on foreign currencies and futures. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract, reduces a Fund’s exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. The effect on the value of a Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. A contract to sell foreign currency would limit any potential gain which might be realized if the value of the hedged currency increases. A Fund may enter into these contracts to hedge against foreign exchange risk, to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in such transactions at any given time or from time to time. Also, such transactions may not be successful and may eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies. A Fund may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are positively correlated. The Fund will segregate or “earmark” assets determined to be liquid by PIMCO to cover its obligations under forward foreign currency exchange contracts entered into for non-hedging purposes.

Repurchase Agreements

Each Fund may enter into repurchase agreements, in which the Fund purchases a security from a bank or broker-dealer and agrees to repurchase the security at the Fund’s cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Reverse Repurchase Agreements, Dollar Rolls and Other Borrowings

Each Fund may enter into reverse repurchase agreements and dollar rolls, subject to the Fund’s limitations on borrowings. A reverse repurchase agreement or dollar roll involves the sale of a security by a Fund and its agreement to repurchase the instrument at a specified time and price, and may be considered a form of borrowing for some purposes. A Fund will segregate or “earmark” assets determined to be liquid by PIMCO or otherwise to cover its obligations under reverse repurchase agreements, dollar rolls, and other borrowings. Reverse repurchase agreements, dollar rolls and other forms of borrowings may create leveraging risk for a Fund.

Each Fund may borrow money to the extent permitted under the 1940 Act. This means that, in general, a Fund may borrow money from banks for any purpose on a secured basis in an amount up to 1/3 of the Fund’s total assets. A Fund may also borrow money for temporary administrative purposes on an unsecured basis in an amount not to exceed 5% of the Fund’s total assets.

Derivatives

Each Fund (except the Money Market Fund) may, but is not required to, use derivative instruments for risk management purposes or as part of its investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency

53

exchange rates, commodities, and related indexes. Examples of derivative instruments include options contracts, futures contracts, options on futures contracts and swap agreements (including, but not limited to, credit default swaps). Each Fund (except the Money Market Fund) may invest some or all of its assets in derivative instruments. A portfolio manager may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed. A description of these and other derivative instruments that the Funds may use are described under “Investment Objectives and Policies” in the Statement of Additional Information.

The value of a commodity-linked derivative investment generally is based upon the price movements of a physical commodity (such as energy, mineral, or agricultural products), a commodity futures contract or commodity index, or other economic variable based upon changes in the value of commodities or the commodities markets. Swap transactions are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows or assets at specified intervals in the future. The obligations may extend beyond one year. There is no central exchange or market for swap transactions and therefore they are less liquid investments than exchange-traded instruments. A Fund bears the risk that the counterparty could default under a swap agreement. Further, certain Funds may invest in derivative debt instruments with principal and/or coupon payments linked to the value of commodities, commodity futures contracts or the performance of commodity indices. These are “commodity-linked” or “index-linked” notes. They are sometimes referred to as “structured notes” because the terms of the debt instrument may be structured by the issuer of the note and the purchaser of the note.

The value of these notes will rise or fall in response to changes in the underlying commodity or related index of investment. These notes expose a Fund economically to movements in commodity prices. These notes also are subject to risks, such as credit, market and interest rate risks, that in general affect the values of debt securities. Therefore, at the maturity of the note, a Fund may receive more or less principal that it originally invested. A Fund might receive interest payments on the note that are more or less than the stated coupon interest payments.

A Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments. A description of various risks associated with particular derivative instruments is included in “Investment Objectives and Policies” in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Funds.

Management Risk. Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

Credit Risk. The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a “counterparty”) to make required payments or otherwise comply with the contract’s terms. Additionally, credit default swaps could result in losses if a Fund does not correctly evaluate the creditworthiness of the company on which the credit default swap is based.

Liquidity Risk. Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Leverage Risk. Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a Fund uses derivatives for leverage, investments in that Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, each Fund will segregate or “earmark” assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under derivative instruments.

Lack of Availability. Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. There is no assurance that a Fund will engage in derivatives transactions at any time or from time to time. A Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.

Market and Other Risks. Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund’s interest. If a portfolio manager incorrectly forecasts the values of

54

securities, currencies or interest rates or other economic factors in using derivatives for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. A Fund may also have to buy or sell a security at a disadvantageous time or price because the Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, a Fund’s use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments.

Delayed Funding Loans and Revolving Credit Facilities

The Funds (except the Money Market Fund) may also enter into, or acquire participations in, delayed funding loans and revolving credit facilities, in which a lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. These commitments may have the effect of requiring a Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that a Fund is committed to advance additional funds, it will segregate or “earmark” assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees in an amount sufficient to meet such commitments. Delayed funding loans and revolving credit facilities are subject to credit, interest rate and liquidity risk and the risks of being a lender.

When-Issued, Delayed Delivery and Forward Commitment Transactions

Each Fund may purchase securities which it is eligible to purchase on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date. This risk is in addition to the risk that the Fund’s other assets will decline in value. Therefore, these transactions may result in a form of leverage and increase a Fund’s overall investment exposure. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated or “earmarked” to cover these positions.

Investment in Other Investment Companies

The Strategic Balanced Fund invests substantially all of its assets in other investment companies. The Fund’s investment in a particular Underlying Fund normally will exceed 25% of its total assets. Each Fund may invest up to 10% of its total assets in securities of other investment companies, such as open-end or closed-end management investment companies, or in pooled accounts or other investment vehicles which invest in foreign markets. As a shareholder of an investment company, a Fund may indirectly bear service and other fees which are in addition to the fees the Fund pays its service providers.

Subject to the restrictions and limitations of the 1940 Act, each Fund may elect to pursue its investment objective either by investing directly in securities, or by investing in one or more underlying investment vehicles or companies that have substantially similar investment objectives, policies and limitations as the Fund.

Short Sales

Each Fund may make short sales as part of its overall portfolio management strategies or to offset a potential decline in value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. Short sales expose a Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as “covering” the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. A Fund making a short sale must segregate or “earmark” assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees or otherwise cover its position in a permissible manner.

Illiquid Securities

Each Fund may invest up to 15% (10% in the case of the Money Market Fund) of its net assets in illiquid securities. Certain illiquid securities may require pricing at fair value as determined in good faith under the supervision of the Board of Trustees. A portfolio manager may be subject to significant delays in disposing of illiquid securities, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Restricted securities, i.e., securities subject to

55

legal or contractual restrictions on resale, may be illiquid. However, some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Loans of Portfolio Securities

For the purpose of achieving income, each Fund may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see “Investment Objectives and Policies” in the Statement of Additional Information for details. When a Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. A Fund may pay lending fees to a party arranging the loan.

Portfolio Turnover

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

Temporary Defensive Strategies

For temporary or defensive purposes, each Fund may invest without limit in U.S. debt securities, including short-term money market securities, when PIMCO deems it appropriate to do so. When a Fund engages in such strategies, it may not achieve its investment objective.

Changes in Investment Objectives and Policies

The investment objective of the Global Bond Fund (U.S. Dollar-Hedged) may be changed by the Board of Trustees without shareholder approval. The investment objective of each other Fund is fundamental and may not be changed without shareholder approval. Unless otherwise stated, all other investment policies of the Funds may be changed by the Board of Trustees without shareholder approval.

Percentage Investment Limitations

Unless otherwise stated, all percentage limitations on Fund investments listed in this prospectus will apply at the time of investment. A Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment. For each Fund that has adopted a policy to invest at least 80% of its assets in investments suggested by its name, the term “assets” means net assets plus the amount of any borrowings for investment purposes.

Credit Ratings and Unrated Securities

Rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. Appendix A to this prospectus describes the various ratings assigned to fixed income securities by Moody’s and S&P. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risks. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. A Fund will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. PIMCO does not rely solely on credit ratings, and develops its own analysis of issuer credit quality.

A Fund may purchase unrated securities (which are not rated by a rating agency) if its portfolio manager determines that the security is of comparable quality to a rated security that the Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the portfolio manager may not accurately evaluate the security’s comparative credit rating. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality fixed income securities. To the extent that a Fund invests in high yield and/or unrated securities, the Fund’s success in achieving its investment objective may depend more heavily on the portfolio manager’s creditworthiness analysis than if the Fund invested exclusively in higher-quality and rated securities.

Other Investments and Techniques

The Funds may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this prospectus. These securities and techniques may subject the Funds to additional risks. Please see the Statement of Additional Information for additional information about the securities and investment techniques described in this prospectus and about additional securities and techniques that may be used by the Funds.

56

Financial Highlights

The Class R shares of the Funds do not have a full calendar year of performance. Thus no financial highlights information is included for the Funds.

57

Appendix A

Description of Securities Ratings

A Fund’s investments may range in quality from securities rated in the lowest category in which the Fund is permitted to invest to securities rated in the highest category (as rated by Moody’s or S&P or, if unrated, determined by PIMCO to be of comparable quality). The percentage of a Fund’s assets invested in securities in a particular rating category will vary. The following terms are generally used to describe the credit quality of fixed income securities:

High Quality Debt Securities are those rated in one of the two highest rating categories (the highest category for commercial paper) or, if unrated, deemed comparable by PIMCO.

Investment Grade Debt Securities are those rated in one of the four highest rating categories or, if unrated, deemed comparable by PIMCO.

Below Investment Grade, High Yield Securities (“Junk Bonds”) are those rated lower than Baa by Moody’s or BBB by S&P and comparable securities. They are considered predominantly speculative with respect to the issuer’s ability to repay principal and interest.

Following is a description of Moody’s and S&P’s rating categories applicable to fixed income securities.

Moody’s Investors Service, Inc.

Moody’s Long-Term Ratings: Bonds and Preferred Stock

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than with Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

A-1

Moody’s applies numerical modifiers, 1, 2, and 3 in each generic rating classified from Aa through Caa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Corporate Short-Term Debt Ratings

Moody’s short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. Obligations relying upon support mechanisms such as letters of credit and bonds of indemnity are excluded unless explicitly rated.

Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

Short-Term Municipal Bond Ratings

There are three rating categories for short-term municipal bonds that define an investment grade situation, which are listed below. In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents an evaluation of the degree of risk associated with scheduled principal and interest payments, and the other represents an evaluation of the degree of risk associated with the demand feature. The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1. MIG ratings terminate at the retirement of the obligation while VMIG rating expiration will be a function of each issue’s specific structural or credit features.

MIG 1/VMIG 1: This designation denotes superior quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: This designation denotes strong quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3: This designation denotes acceptable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

SG: This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

A-2

Standard & Poor’s Ratings Services

Corporate and Municipal Bond Ratings

Investment Grade

AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions, or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Speculative Grade

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC: Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC: The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C: The rating C is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI: The rating CI is reserved for income bonds on which no interest is being paid.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional ratings: The letter “p” indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

r: The “r” is attached to highlight derivative, hybrid, and certain other obligations that S&P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities.

A-3

The absence of an “r” symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R.: Not rated.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Commercial Paper Rating Definitions

An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from A for the highest quality obligations to D for the lowest. These categories are as follows:

A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B: Issues rated B are regarded as having only speculative capacity for timely payment.

C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

A commercial paper rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to S&P by the issuer or obtained from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.

A-4

PIMCO Funds

The Trust’s Statement of Additional Information (“SAI”) and annual and semi-annual reports to shareholders include additional information about the Funds. The SAI and the financial statements included in the Funds’ most recent annual report to shareholders are incorporated by reference into this prospectus, which means they are part of this Prospectus for legal purposes. The Funds’ annual report discusses the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

The SAI includes the PIMCO Funds Shareholders’ Guide for Class A, B, C and R Shares, a separate booklet which contains more detailed information about Fund purchase, redemption and exchange options and procedures and other information about the Funds. You can get a free copy of the Guide together with or separately from the rest of the SAI.

You may get free copies of any of these materials, request other information about a Fund, or make shareholder inquiries by calling 1-800-426-0107, or by writing to:

Allianz Global Investors Distributors LLC

2187 Atlantic Street

Stamford, Connecticut 06902

You may review and copy information about the Trust, including its SAI, at the Securities and Exchange Commission’s public reference room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the public reference room. You may also access reports and other information about the Trust on the Commission’s Web site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102, or by e-mailing your request to publicinfo@sec.gov.

You can also visit our Web site at www.pimco.com for additional information about the Funds, including the SAI and the annual and semi-annual reports.

[LOGO]

Investment Company Act File number 811-5028

PIMCO Funds

INVESTMENT ADVISER AND ADMINISTRATOR

PIMCO, 840 Newport Center Drive, Newport Beach, CA 92660

DISTRIBUTOR

Allianz Global Investors Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902-6896

CUSTODIAN

State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO 64105

SHAREHOLDER SERVICING AGENT AND TRANSFER AGENT

PFPC Inc., P.O. Box 9688, Providence, RI 02940-9688

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO 64105

LEGAL COUNSEL

Dechert LLP, 1775 I Street N.W., Washington, D.C. 20006-2401

For further information about the PIMCO Funds, call 1-800-426-0107 or visit our Web site at www.pimcoadvisors.com.

Not part of the prospectus

Not part of the prospectus

The PIMCO Funds & Allianz Funds Family

The PIMCO Funds and Allianz Funds offer access to the world-class investment firms of Allianz Global Investors-one of the world’s larges asset management companies, with more than $1 trillion under management (as of 12/31/04).

The PIMCO Funds are managed by PIMCO, widely recognized as one of the premier bond managers in the world. The PIMCO Funds cover the fixed-income spectrum, and also include the innovative Real Return Strategy and IndexPLUS funds. PIMCO Total Return Fund is the largest bond fund in the U.S.**

The Allianz Funds are managed by institutional equity managers, including the Allianz-owned investment firms NFJ Investment Group, Oppenheimer Capital, RCM Capital Management, Nicholas-Applegate Capital Management and PEA Capital. The Allianz Funds represent a wide range of investment strategies, including growth and value, small-, mid-, and large-cap, domestic and international portfolios.

**	As of 1/31/05 according to SimFunds.

This cover is not part of the prospectus

PIMCO Funds Prospectus

July 29, 2005

Liquid Assets Fund

This cover is not part of the Prospectus

PIMCO Fund Prospectus

July 29, 2005

This prospectus describes the PIMCO Liquid Assets Fund (the “Fund”), a mutual fund offered by PIMCO Funds (the “Trust”). The Fund provides access to the professional investment advisory services offered by Pacific Investment Management Company LLC (“PIMCO”). As of June 30, 2005, PIMCO managed approximately $493 billion in assets. The firm’s institutional heritage is reflected in the Fund offered in this prospectus.

This prospectus explains what you should know about the Fund before you invest. Please read it carefully.

The Securities and Exchange Commission has not approved or disapproved these securities, or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

1

2

Summary Information

The table below summarizes certain investment characteristics of the Fund. Other important characteristics are described in the Fund Summary beginning on page 5. Following the table are certain key concepts which are used throughout the prospectus.

Fund	Main Investments	Average Portfolio Maturity	Credit Quality(1)	Non-U.S. Dollar Denominated Securities(2)
Liquid Assets	Money market instruments	≤ 90 days dollar-weighted average maturity	Min 95% Prime 1; ≤ 5% Prime 2	0%

(1)	As rated by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Service (“S&P”), or if unrated, determined by PIMCO to be of comparable quality.
(2)	The Fund may invest beyond this limit in U.S. dollar-denominated securities of non-U.S. issuers.

Fixed Income Instruments

Consistent with the Fund’s investment policies, the Fund invests in “Fixed Income Instruments,” which as used in this prospectus includes:

•      securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (“U.S. Government Securities”);

•      corporate debt securities of U.S. and non-U.S. issuers, including corporate commercial paper;

•      mortgage-backed securities;

•      inflation-indexed bonds issued both by governments and corporations;

•      bank certificates of deposit, fixed time deposits and bankers’ acceptances;

•      repurchase agreements;

•      debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;

•      obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and

•      obligations of international agencies or supranational entities.

Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury.

The Fund may invest in derivatives based on fixed income instruments.

Maturity	The Fund is required to maintain a dollar-weighted average portfolio maturity appropriate to the objective of maintaining a stable net asset value per share. The Fund is subject to certain requirements that provide that it may not acquire any instrument having a remaining maturity of greater than 397 calendar days, and may not maintain a dollar-weighted average portfolio maturity of more than 90 days.

3

Summary Information (continued)

Credit Ratings

In this prospectus, references are made to credit ratings of debt securities which measure an issuer’s expected ability to pay principal and interest over time. Credit ratings are determined by rating organizations, such as S&P or Moody’s. The following terms are generally used to describe the credit quality of debt securities depending on the security’s credit rating or, if unrated, credit quality as determined by PIMCO:

•      high quality

•      investment grade

For a further description of credit ratings, see “Appendix A—Description of Securities Ratings.” As noted in Appendix A, S&P and Moody’s may modify their ratings of securities to show relative standing within a rating category, with the addition of numerical modifiers (1, 2 or 3) in the case of S&P, and with the addition of a plus (+) or minus (-) sign in the case of Moody’s. The Fund may purchase a security, regarding of any rating modification, provided the security is rated at or above the Fund’s minimum rating category. For example, a Fund may purchase a security rated B1 by S&P, or B- by Moody’s, provided the Fund may purchase securities rated B.

Fund Description, Performance and Fees

The following summary identifies the Fund’s investment objective, principal investments and strategies, principal risks, performance information and fees and expenses. A more detailed “Summary of Principal Risks” describing principal risks of investing in the Fund begins after the Fund Summary. Please see “Disclosure of Portfolio Holdings” in the Statement of Additional Information for information about the availability of the complete schedule of the Fund’s holdings.

It is possible to lose money on investments in the Fund.

An investment in the Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

4

PIMCO Liquid Assets Fund

Principal Investments and Strategies	Investment Objective Seeks maximum current income, consistent with preservation of capital and daily liquidity	Fund Focus Money market instruments Average Portfolio Maturity ≤ 90 days dollar-weighted average maturity	Credit Quality Minimum 95% rated Prime 1; ≤ 5% Prime 2 Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing at least 95% of its total assets in a diversified portfolio of money market securities that are in the highest rating category for short-term obligations. The Fund also may invest up to 5% of its total assets in money market securities that are in the second-highest rating category for short-term obligations. The Fund may only invest in U.S. dollar-denominated securities that mature in 397 days or fewer from the date of purchase. The dollar-weighted average portfolio maturity of the Fund may not exceed 90 days. The Fund attempts to maintain a stable net asset value of $1.00 per share, although there is no assurance that it will be successful in doing so.

The Fund may invest in the following: obligations of the U.S. Government (including its agencies and instrumentalities); short-term corporate debt securities of domestic and foreign corporations; obligations of domestic and foreign commercial banks, savings banks, and savings and loan associations; and commercial paper. The Fund may invest more than 25% of its total assets in securities or obligations issued by U.S. banks.

The Fund’s investments will comply with applicable rules governing the quality, maturity and diversification of securities held by money market funds.

Principal Risks

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

•      Interest Rate Risk

•      Credit Risk

•      Management Risk

•      Market Risk

•      Issuer Risk

Please see “Summary of Principal Risks” following the Fund Summary for a description of these and other risks of investing in the Fund.

Performance Information	The Fund does not have a full calendar year of performance. Thus, no bar chart or annual returns table is included for the Fund.

5

Fees and Expenses of the Fund	These tables describe the fees and expenses you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment) None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Fund	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Total Annual Fund Operating Expenses	Expense Reduction(2)	Net Fund Operating Expenses
Liquid Assets	0.10%	None	0.10%	0.20%	(0.05)%	0.15%

(1)	“Other Expenses,” which are based on estimated amounts for the initial fiscal year, reflect an administrative fee of 0.05%, organizational expenses and pro rata Trustees’ fees.
(2)	PIMCO has contractually agreed, for the Fund’s current fiscal year (3/31), to waive its administrative fee, or reimburse the Fund, to the extent that, due to organizational expenses and/or the payment of the Fund’s pro rata share of Trustee’s fees, the total fund operating expenses exceed 0.1549% of the Fund’s average net assets. Under the Expense Limitation Agreement, which renews annually for a full fiscal year unless terminated by PIMCO upon at least 30 days’ notice prior to fiscal year-end, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit..

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Fund	Year 1	Year 3
Liquid Assets	$15	$48

6

Summary of Principal Risks

The value of your investment in the Fund changes with the values of the Fund’s investments. Many factors can affect those values. The factors that are most likely to have a material effect on the Fund’s portfolio as a whole are called “principal risks.” The principal risks of the Fund are identified in the Fund Summary and are described in this section. Securities and investment techniques mentioned in this summary that appear in bold type are described in greater detail under “Characteristics and Risks of Securities and Investment Techniques.” That section and “Investment Objectives and Policies” in the Statement of Additional Information also include more information about the Fund, its investments and the related risks. There is no guarantee that the Fund will be able to achieve its investment objective. It is possible to lose money by investing in the Fund.

Interest Rate Risk

As nominal interest rates rise, the value of fixed income securities held by a Fund is likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Inflation-indexed securities, including Treasury Inflation-Protected Securities (“TIPS”), decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.

Credit Risk

The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. Municipal bonds are subject to the risk that litigation, legislation or other political events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest.

Management Risk

The Fund is subject to management risk because it is an actively managed investment portfolio. PIMCO and the portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

Market Risk

The market price of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Equity securities generally have greater price volatility than fixed income securities.

Issuer Risk

The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Management of the Fund

Investment Adviser and Administrator

PIMCO serves as the investment adviser and the administrator (serving in its capacity as administrator, the “Administrator”) for the Fund. Subject to the supervision of the Board of Trustees, PIMCO is responsible for managing the investment activities of the Fund and the Fund’s business affairs and other administrative matters.

7

PIMCO is located at 840 Newport Center Drive, Newport Beach, California 92660. Organized in 1971, PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. As of June 30, 2005, PIMCO had approximately $493 billion in assets under management.

Advisory Fees

The Fund pays PIMCO fees in return for providing investment advisory services. The Fund will pay monthly advisory fees to PIMCO at an annual rate (stated as a percentage of the average daily net assets of the Fund) of 0.10%.

Administrative Fees

The Fund pays for the administrative services it requires under what is essentially an all-in fee structure. Shareholders of the Fund pay an administrative fee to PIMCO, computed as a percentage of the Fund’s assets. PIMCO, in turn, provides or procures administrative services for shareholders and also bears the costs of various third-party services required by the Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Funds do bear other expenses which are not covered under the administrative fee which may vary and affect the total level of expenses paid by the Institutional and Administrative Class shareholders, such as brokerage fees, commissions and other transaction expenses, costs of borrowing money, including interest expenses, extraordinary expenses (such as litigation and indemnification expenses) and fees and expenses of the Trust’s Independent Trustees and their counsel (if any). PIMCO may earn a profit on the administration fee paid by the Fund. Also, under the terms of the administration agreement, PIMCO, and not Fund shareholders, would benefit from any price decreases in third-party services, including decreases resulting from an increase in net assets.

The Fund will pay PIMCO monthly administrative fees at an annual rate (stated as a percentage of the average daily net assets) of 0.05%.

Individual Portfolio Manager

The table below provides information about the portfolio manager responsible for management of the Fund, including his occupation for the past five years.

Fund	Portfolio Manager	Since	Recent Professional Experience
Liquid Assets	Paul A. McCulley	*	Managing Director, PIMCO. He has managed fixed income assets since joining PIMCO in 1999. Prior to joining PIMCO, Mr. McCulley was associated with Warburg Dillon Read as a Managing Director from 1992-1999 and Head of Economic and Strategy Research for the Americas from 1995-1999, where he managed macro research world-wide.

*	The Fund has not commenced operations as of the date of this prospectus.

Distributor

The Trust’s Distributor is Allianz Global Investors Distributors LLC, an indirect subsidiary of Allianz Global Investors of America L.P. The Distributor, located at 2187 Atlantic Street, Stamford, CT 06902, is a broker-dealer registered with the Securities and Exchange Commission (“SEC”).

Regulatory and Litigation Matters

On June 1, 2004, the Attorney General of the State of New Jersey announced that it had dismissed PIMCO from a complaint filed by the New Jersey Attorney General on February 17, 2004, and that it had entered into a settlement agreement (the “New Jersey Settlement”) with PIMCO’s parent company, AGI (formerly known as Allianz Dresdner Asset Management of America L.P.), PEA Capital LLC (an entity affiliated with PIMCO through common ownership) (“PEA”) and AGID, in connection with the same matter. In the New Jersey Settlement, AGI, PEA and AGID neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the New Jersey Settlement alleged, among other things, that AGI, PEA and AGID had failed to disclose that they improperly allowed certain hedge funds to engage in “market timing” in certain funds. The complaint sought injunctive relief, civil monetary penalties, restitution and disgorgement of profits.

Since February 2004, PIMCO, AGI, PEA, AGID, and certain of their affiliates, including the Trust, Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series), and the Trustees of the Trust, have been named as defendants in 14 lawsuits filed in U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. Ten of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in the U.S. District Court for the District of Maryland; four of those lawsuits

8

concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the Trust and the Allianz Funds during specified periods, or as derivative actions on behalf of the Trust and Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain of the Allianz Funds and Funds of the Trust and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, the Trustees, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the Trust or on behalf of the Trust itself against other defendants. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote the Allianz Funds and Funds of the Trust, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

The Trust has learned that, on April 11, 2005, the Attorney General of the State of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia (the “West Virginia Complaint”) against Allianz Global Investors Fund Management LLC (formerly PA Fund Management LLC) (“AGIF”), PEA and AGID alleging, among other things, that they improperly allowed broker-dealers, hedge funds and investment advisers to engage in frequent trading of various open-end funds advised or distributed by Allianz Global Investors Fund Management LLC and certain of its affiliates in violation of the funds’ stated restrictions on “market timing.” On May 31, 2005, PAFM, PEA and PAD, along with the other mutual fund defendants in the action, removed the action to the U.S. District Court for the District of West Virginia. The West Virginia Complaint also names numerous other defendants unaffiliated with Allianz Global Investors Fund Management in separate claims alleging improper market timing and/or late trading of open-end investment companies advised or distributed by such other defendants. The West Virginia Complaint seeks injunctive relief, civil monetary penalties, investigative costs and attorney’s fees.

Under Section 9(a) of the Investment Company Act of 1940, as amended (“1940 Act”), if the New Jersey Settlement or any of the lawsuits described above were to result in a court injunction against AGI, PEA, AGID and/or their affiliates, PIMCO could, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser, and AGID could be barred from serving as principal underwriter, to any registered investment company, including the Funds. In connection with an inquiry from the SEC concerning the status of the New Jersey Settlement under Section 9(a), PEA, AGID, AGI and certain of their affiliates (including PIMCO) (together, the “Applicants”) have sought exemptive relief from the SEC under Section 9(c) of the 1940 Act. The SEC has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey Settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the SEC takes final action on their application for a permanent order. There is no assurance that the SEC will issue a permanent order.

If the West Virginia Complaint were to result in a court injunction against AGIF, PEA or AGID, the Applicants would, in turn, seek exemptive relief under Section 9(c) with respect to that matter, although there is no assurance that such exemptive relief would be granted.

It is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Funds. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Funds or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Funds.

The foregoing speaks only as of the date of this prospectus. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated only if those developments are material.

Class of Shares

The Trust offers investors a single class of shares of the Fund in this prospectus.

9

The Trust does not charge any sales charges (loads) or other fees in connection with purchases, sales (redemptions) or exchanges of shares of the Fund.

• Arrangements with Service Agents. Shares of the Fund may be offered through certain brokers and financial intermediaries (“service agents”) that have established a shareholder servicing relationship with the Trust on behalf of their customers. The Trust pays no compensation to such entities. Service agents may impose additional or different conditions than the Trust on purchases, redemptions or exchanges of Fund shares by their customers. Service agents may also independently establish and charge their customers transaction fees, account fees and other amounts in connection with purchases, sales and redemptions of Fund shares in addition to any fees charged by the Trust. These additional fees may vary over time and would increase the cost of the customer’s investment and lower investment returns. Each service agent is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions regarding purchases, redemptions and exchanges. Shareholders who are customers of service agents should consult their service agents for information regarding these fees and conditions. Among the service agents with whom the Trust may enter into a shareholder servicing relationship are firms whose business involves or includes investment consulting, or whose parent or affiliated companies are in the investment consulting business, that may recommend that their clients utilize PIMCO’s investment advisory services or invest in the Fund or in other products sponsored by PIMCO and its affiliates.

Purchases, Redemptions and Exchanges

Purchasing Shares

Investors may purchase shares of the Fund at the relevant net asset value (“NAV”) of that class without a sales charge or other fee.

Shares of the Fund are offered primarily through financial intermediary remarketers and certain financial intermediaries that charge their customers transaction or other fees with respect to their customers’ investments in the Fund. Shares of the Fund are also offered for direct investment by institutional investors, including investment companies that may use the Fund as a cash sweep investment vehicle.

Pension and profit-sharing plans, employee benefit trusts and employee benefit plan alliances and “wrap account” programs established with broker-dealers or financial intermediaries may purchase shares only if the plan or program for which the shares are being acquired will maintain an omnibus or pooled account for the Fund and will not require the Fund to pay any type of administrative payment per participant account to any third party. Shares may be offered to clients of PIMCO and its affiliates, and to the benefit plans of PIMCO and its affiliates.

• Investment Minimum. The minimum initial investment to purchase Fund shares is $100 million. The Trust and the Distributor may waive the minimum initial investment for investors at their discretion.

• Timing of Purchase Orders and Share Price Calculations. A purchase order received by the Trust or its designee prior to the close of regular trading on the New York Stock Exchange (“NYSE”)(normally 4:00 p.m., Eastern time), on a day the Trust is open for business, together with payment made in one of the ways described below, will be effected at that day’s NAV. An order received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day. However, orders received by certain financial intermediaries on a business day prior to the close of regular trading on the NYSE and communicated to the Trust or its designee prior to 9:00 a.m., Eastern time, on the following business day will be effected at the NAV determined on the prior business day. The Trust is generally “open for business” on each day the NYSE is open for trading, which excludes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Purchase orders will be accepted only on days on which the Trust is open for business.

• Initial Investment. Investors may open an account by completing and signing a Client Registration Application and mailing it to PIMCO Funds, c/o BFDS Midwest, 330 W. 9th Street, Kansas City, MO 64105. A Client Registration Application may be obtained by calling 1-800-927-4648.

10

Except as described below, an investor may purchase Advisor Class Class shares only by wiring federal funds to the Trust’s transfer agent, Boston Financial Data Services – Midwest (“Transfer Agent”), 330 West 9th Street, Kansas City, Missouri 64105. Before wiring federal funds, the investor must telephone the Trust at 1-800-927-4648 to receive instructions for wire transfer and must provide the following information: name of authorized person, shareholder name, shareholder account number, name of Fund and share class, and amount being wired.

An investor may purchase shares without first wiring federal funds if the proceeds of the investment are derived from an advisory account the investor maintains with PIMCO or one of its affiliates, or from an investment by broker-dealers, institutional clients or other financial intermediaries which have established a shareholder servicing relationship with the Trust on behalf of their customers.

• Additional Investments. An investor may purchase additional shares of the Fund at any time by calling the Trust and wiring federal funds to the Transfer Agent as outlined above.

• Other Purchase Information. Purchases of the Fund’s shares will be made in full and fractional shares. In the interest of economy and convenience, certificates for shares will not be issued.

The Trust and the Distributor each reserve the right, in its sole discretion, to suspend the offering of shares of the Fund or to reject any purchase order, in whole or in part, when, in the judgment of management, such suspension or rejection is in the best interests of the Trust.

The Trust and PIMCO each reserve the right to restrict purchases of Fund shares (including exchanges) when a pattern of frequent purchases and sales appears evident. Notice of any such restrictions, if any, will vary according to the particular circumstances.

An investor should invest in the Fund for long-term investment purposes only. The Trust reserves the right to refuse purchases if, in the judgment of PIMCO, the purchases would adversely affect the Fund and its shareholders. In particular, the Trust and PIMCO each reserves the right to restrict purchases of Fund shares (including exchanges) when a pattern of frequent purchases and sales made in response to short-term fluctuations in share price appears evident. Notice of any such restrictions, if any, will vary according to the particular circumstances.

Shares of the Fund are not qualified or registered for sale in all states. Investors should inquire as to whether shares of the Fund are available for offer and sale in the investor’s state of residence. Shares of the Trust may not be offered or sold in any state unless registered or qualified in that jurisdiction or unless an exemption from registration or qualification is available.

Subject to the approval of the Trust, an investor may purchase shares of the Fund with liquid securities that are eligible for purchase by the Fund (consistent with the Fund’s investment policies and restrictions) and that have a value that is readily ascertainable in accordance with the Trust’s valuation policies. These transactions will be effected only if PIMCO intends to retain the security in the Fund as an investment. Assets purchased by the Fund in such a transaction will be valued in generally the same manner as they would be valued for purposes of pricing the Fund’s shares, if such assets were included in the Fund’s assets at the time of purchase. The Trust reserves the right to amend or terminate this practice at any time.

• Retirement Plans. Shares of the Fund are available for purchase by retirement and savings plans, including Keogh plans, 401(k) plans, 403(b) custodial accounts, and Individual Retirement Accounts. The administrator of a plan or employee benefits office can provide participants or employees with detailed information on how to participate in the plan and how to elect the Fund as an investment option. Participants in a retirement or savings plan may be permitted to elect different investment options, alter the amounts contributed to the plan, or change how contributions are allocated among investment options in accordance with the plan’s specific provisions. The plan administrator or employee benefits office should be consulted for details. For questions about participant accounts, participants should contact their employee benefits office, the plan administrator, or the organization that provides recordkeeping services for the plan. Investors who purchase shares through retirement plans should be aware that plan administrators may aggregate purchase and redemption orders for participants in the plan. Therefore, there may be a delay between the time the investor places an order with the plan administrator and the time the order is forwarded to the Transfer Agent for execution.

11

Redeeming Shares

• Redemptions by Mail. An investor may redeem (sell) Advisor Class shares by submitting a written request to PIMCO Funds at 840 Newport Center Drive, Newport Beach, California 92660. The redemption request should state the Fund from which the shares are to be redeemed, the class of shares, the number or dollar amount of the shares to be redeemed and the account number. The request must be signed exactly as the names of the registered owners appear on the Trust’s account records, and the request must be signed by the minimum number of persons designated on the Client Registration Application that are required to effect a redemption.

• Redemptions by Telephone or Other Wire Communication. An investor that elects this option on the Client Registration Application (or subsequently in writing) may request redemptions of shares by calling the Trust at 1-800-927-4648, by sending a facsimile to 1-816-421-2861, by sending an e-mail to pimcoteam@bfdsmidwest.com, or by other means of wire communication. Investors should state the Fund and class from which the shares are to be redeemed, the number or dollar amount of the shares to be redeemed, the account number and the signature (which may be an electronic signature) of an authorized signatory. Redemption requests of an amount of $10 million or more may be initiated by telephone or by e-mail, but must be confirmed in writing by an authorized party prior to processing.

In electing a telephone redemption, the investor authorizes PIMCO and the Transfer Agent to act on telephone instructions from any person representing himself to be the investor, and reasonably believed by PIMCO or the Transfer Agent to be genuine. Neither the Trust nor the Transfer Agent may be liable for any loss, cost or expense for acting on instructions (whether in writing or by telephone) believed by the party receiving such instructions to be genuine and in accordance with the procedures described in this Prospectus. Shareholders should realize that by electing the telephone, or wire or e-mail redemption option, they may be giving up a measure of security that they might have if they were to redeem their shares in writing. Furthermore, interruptions in service may mean that a shareholder will be unable to effect a redemption by telephone or e-mail when desired. The Transfer Agent also provides written confirmation of transactions initiated by telephone as a procedure designed to confirm that telephone instructions are genuine (written confirmation is also provided for redemption requests received in writing or via e-mail). All telephone transactions are recorded, and PIMCO or the Transfer Agent may request certain information in order to verify that the person giving instructions is authorized to do so. The Trust or Transfer Agent may be liable for any losses due to unauthorized or fraudulent telephone transactions if it fails to employ reasonable procedures to confirm that instructions communicated by telephone are genuine. All redemptions, whether initiated by letter or telephone, will be processed in a timely manner, and proceeds will be forwarded by wire in accordance with the redemption policies of the Trust detailed below. See “Other Redemption Information.”

Shareholders may decline telephone exchange or redemption privileges after an account is opened by instructing the Transfer Agent in writing at least seven business days prior to the date the instruction is to be effective. Shareholders may experience delays in exercising telephone redemption privileges during periods of abnormal market activity. During periods of volatile economic or market conditions, shareholders may wish to consider transmitting redemption orders by facsimile, e-mail or overnight courier.

Defined contribution plan participants may request redemptions by contacting the employee benefits office, the plan administrator or the organization that provides recordkeeping services for the plan.

• Timing of Redemption Requests and Share Price Calculations. A redemption request received by the Trust or its designee prior to the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time), on a day the Trust is open for business, is effective on that day. A redemption request received after that time becomes effective on the next business day. Redemption requests for Fund shares are effected at the NAV per share next determined after receipt of a redemption request by the Trust or its designee. The request must properly identify all relevant information such as account number, redemption amount (in dollars or shares), the Fund name, and must be executed or initiated by the appropriate signatories.

• Other Redemption Information. Redemption proceeds will ordinarily be wired to the investor’s bank within three business days after the redemption request, but may take up to seven days. Redemption proceeds will be sent by wire only to the bank name designated on the Client Registration Application. Redemptions of Fund shares may be suspended when trading on the New York Stock Exchange is restricted or during an emergency which makes it impracticable for the Fund to

12

dispose of its securities or to determine fairly the value of its net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payment for more than seven days, as permitted by law.

For shareholder protection, a request to change information contained in an account registration (for example, a request to change the bank designated to receive wire redemption proceeds) must be received in writing, signed by the minimum number of persons designated on the Client Registration Application that are required to effect a redemption, and accompanied by a signature guarantee from any eligible guarantor institution, as determined in accordance with the Trust’s procedures. Shareholders should inquire as to whether a particular institution is an eligible guarantor institution. A signature guarantee cannot be provided by a notary public. In addition, corporations, trusts, and other institutional organizations are required to furnish evidence of the authority of the persons designated on the Client Registration Application to effect transactions for the organization.

The Trust reserves the right to redeem shares in any account for their then-current value (which will be promptly paid to the investor) if at any time, due to redemption by the investor, the shares in the account do not have a value of at least $25,000,000. A shareholder will receive advance notice of a mandatory redemption and will be given at least 30 days to bring the value of its account up to at least $25,000,000.

The Trust agrees to redeem shares of the Fund solely in cash up to the lesser of $250,000 or 1% of the Fund’s net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust reserves the right to pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by the Fund in lieu of cash. It is highly unlikely that shares would ever be redeemed in kind. When shares are redeemed in kind, the redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received in the distribution.

Exchange Privilege

An investor may not exchange shares of the Fund for shares of any other fund of the Trust.

Request for Multiple Copies of Shareholder Documents

To reduce expenses, it is intended that only one copy of the Fund’s prospectus and each annual and semi-annual report will be mailed to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents and your shares are held directly with the Trust, call the Trust at 1-800-927-4648. Alternatively, if your shares are held through a financial institution, please contact it directly. Within 30 days after receipt of your request by the Trust or financial institution, as appropriate, such party will begin sending you individual copies.

How Fund Shares Are Priced

The NAV of the Fund’s shares is determined by dividing the total value of the Fund’s portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class.

The Fund’s securities are valued using the amortized cost method of valuation, which involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

Fund shares are valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange is open. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

13

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at fair value or estimate their value as determined in good faith by the Board of Trustees, generally based upon recommendations provided by PIMCO. Fair valuation may also be used if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.

Fund Distributions

The Fund distributes substantially all of its net investment income to shareholders in the form of dividends. A shareholder begins earning dividends on Fund shares the day after the Trust receives the shareholder’s purchase payment. The Fund intends to declare dividends daily and distribute income to shareholders of record monthly.

In addition, the Fund distributes net capital gains, if any, it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains, if any, may be paid more frequently.

The Fund’s dividend and capital gain distributions will automatically be reinvested in additional shares of the Fund at NAV unless the shareholder elects to have the distributions paid in cash. A shareholder may elect to have distributions paid in cash on the Client Registration Application or by submitting a written request, signed by the appropriate signatories, indicating the account number, Fund name(s) and wiring instructions. Shareholders do not pay any sales charges on shares received through the reinvestment of Fund distributions.

If a purchase order for shares is received prior to 12:00 noon, Eastern time, and payment in federal funds is received by the Transfer Agent by the close of the federal funds wire on the day the purchase order is received, dividends will accrue starting that day. If a purchase order is received after 12:00 noon, Eastern time, and payment in federal funds is received by the Transfer Agent by the close of the federal funds wire on the day after the purchase order is received, or as otherwise agreed to by the Trust, the order will be effected at that day’s net asset value, but dividends will not begin to accrue until the following business day.

Tax Consequences

• Taxes on Fund Distributions. A shareholder subject to U.S. federal income tax will be subject to tax on Fund distributions whether they are paid in cash or reinvested in additional shares of the Fund. For federal income tax purposes, Fund distributions will be taxable to the shareholder as either ordinary income or capital gains.

Fund dividends (i.e., distributions of investment income) are taxable to shareholders as ordinary income. Federal taxes on Fund distributions of gains are determined by how long the Fund owned the investments that generated the gains, rather than how long a shareholder has owned the shares. Distributions of gains from investments that Fund owned for more than one year will generally be taxable to shareholders as long-term capital gains. Distributions of gains from investments that the Fund owned for one year or less will generally be taxable as ordinary income.

Fund distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund prior to the shareholder’s investment and thus were included in the price paid for the shares. For example, a shareholder who purchases shares on or just before the record date of a Fund distribution will pay full price for the shares and may receive a portion of his or her investment back as a taxable distribution.

• Taxes on Redemption or Exchanges of Shares. Any gain resulting from the sale of Fund shares will generally be subject to federal income tax. When a shareholder exchanges shares of the Fund for shares of another series, the transaction will be treated as a sale of the Fund shares for these purposes, and any gain on those shares will generally be subject to federal income tax.

• Returns of Capital. If the Fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in the Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

14

This section relates only to federal income tax; the consequences under other tax laws may differ. Shareholders should consult their tax advisors as to the possible application of foreign, state and local income tax laws to Fund dividends and capital distributions. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Fund.

Characteristics and Risks of Securities and Investment Techniques

This section provides additional information about some of the principal investments and related risks of the Fund described under “Summary Information” and “Summary of Principal Risks” above. It also describes characteristics and risks of additional securities and investment techniques that may be used by the Fund from time to time. Most of these securities and investment techniques are discretionary, which means that PIMCO can decide whether to use them or not. This prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Fund. As with any mutual fund, investors in the Fund rely on the professional investment judgment and skill of PIMCO and the individual portfolio managers. Please see “Investment Objectives and Policies” in the Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Fund.

Securities Selection

In selecting securities for the Fund, PIMCO develops an outlook for interest rates, currency exchange rates and the economy; analyzes credit and call risks, and uses other security selection techniques. The proportion of the Fund’s assets committed to investment in securities with particular characteristics (such as quality, sector, interest rate or maturity) varies based on PIMCO’s outlook for the U.S. economy and the economies of other countries in the world, the financial markets and other factors.

PIMCO attempts to identify areas of the bond market that are undervalued relative to the rest of the market. PIMCO identifies these areas by grouping bonds into sectors such as: money markets, governments, corporates, mortgages, asset-backed and international. Sophisticated proprietary software then assists in evaluating sectors and pricing specific securities. Once investment opportunities are identified, PIMCO will shift assets among sectors depending upon changes in relative valuations and credit spreads. There is no guarantee that PIMCO’s security selection techniques will produce the desired results.

U.S. Government Securities

U.S. Government Securities are obligations of, or guaranteed by, the U.S. Government, its agencies or government-sponsored enterprises. U.S. Government Securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. U.S. Government Securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

Municipal Bonds

Municipal bonds are generally issued by states and local governments and their agencies, authorities and other instrumentalities. Municipal bonds are subject to interest rate, credit and market risk. The ability of an issuer to make payments could be affected by litigation, legislation or other political events or the bankruptcy of the issuer. Lower rated municipal bonds are subject to greater credit and market risk than higher quality municipal bonds. The types of municipal bonds in which the Fund may invest include municipal lease obligations. The Fund may also invest in securities issued by entities whose underlying assets are municipal bonds.

Mortgage-Related Securities

The Fund may invest in mortgage-backed securities. Mortgage-related securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property.

15

The value of some mortgage-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. If unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of the security can be expected to increase. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

Corporate Debt Securities

Corporate debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates rise, the value of corporate debt securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

Variable and Floating Rate Securities

Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The Fund may invest in floating rate debt instruments (“floaters”). While floaters provide a certain degree of protection against rises in interest rates, the Fund will participate in any declines in interest rates as well.

Inflation-Indexed Bonds

Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Short-term increases in inflation may lead to a decline in value. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Foreign (Non-U.S.) Securities

The Fund may invest in foreign (non-U.S.) securities. Investing in foreign securities involves special risks and considerations not typically associated with investing in U.S. securities. Shareholders should consider carefully the substantial risks involved for Fund investments in securities issued by foreign companies and governments of foreign countries. These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; and political instability. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. The securities markets, values of securities, yields and risks associated with foreign securities markets may change independently of each other. Also, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in foreign securities may also involve higher custodial costs than domestic investments.

The Fund also may invest in sovereign debt issued by governments, their agencies or instrumentalities, or other government-related entities. Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In addition, there is no bankruptcy proceeding by which defaulted sovereign debt may be collected.

16

Repurchase Agreements

The Fund may enter into repurchase agreements, in which the Fund purchases a security from a bank or broker-dealer and agrees to repurchase the security at the Fund’s cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Borrowing

The Fund may borrow money to the extent permitted under the 1940 Act. This means that, in general, the Fund may borrow money from banks for any purpose on a secured basis in an amount up to 1/3 of the Fund’s total assets. The Fund may also borrow money for temporary administrative purposes on an unsecured basis in an amount not to exceed 5% of the Fund’s total assets.

When-Issued, Delayed Delivery and Forward Commitment Transactions

The Fund may purchase securities which it is eligible to purchase on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date. This risk is in addition to the risk that the Fund’s other assets will decline in the value. Therefore, these transactions may result in a form of leverage and increase the Fund’s overall investment exposure. Typically, no income accrues on securities the Fund has committed to purchase prior to the time delivery of the securities is made, although the Fund may earn income on securities it has segregated to cover these positions.

Investment in Other Investment Companies

The Fund may invest up to 10% of its total assets in securities of other investment companies, such as open-end or closed-end management investment companies, or in pooled accounts or other investment vehicles which invest in foreign markets. As a shareholder of an investment company, the Fund may indirectly bear service and other fees which are in addition to the fees the Fund pays its service providers.

Subject to the restrictions and limitations of the 1940 Act, the Fund may elect to pursue its investment objective either by investing directly in securities, or by investing in one or more underlying investment vehicles or companies that have substantially similar investment objectives, policies and limitations as the Fund.

Illiquid Securities

The Fund may invest up to 10% of its net assets in illiquid securities. Certain illiquid securities may require pricing at fair value as determined in good faith under the supervision of the Board of Trustees. The portfolio manager may be subject to significant delays in disposing of illiquid securities, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Loans of Portfolio Securities

For the purpose of achieving income, the Fund may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see “Investment Objectives and Policies” in the Statement of Additional Information for details. When the Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. The Fund may pay lending fees to a party arranging the loan.

17

Portfolio Turnover

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

Changes in Investment Objectives and Policies

The investment objective of the Fund is fundamental and may not be changed without shareholder approval. Unless otherwise stated, all other investment policies of the Fund may be changed by the Board of Trustees without shareholder approval.

Percentage Investment Limitations

Unless otherwise stated, all percentage limitations on Fund investments listed in this prospectus will apply at the time of investment. The Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment.

Credit Ratings and Unrated Securities

Rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. Appendix A to this prospectus describes the various ratings assigned to fixed income securities by Moody’s and S&P. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risks. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. The Fund will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. PIMCO does not rely solely on credit ratings, and develops its own analysis of issuer credit quality.

Other Investments and Techniques

The Fund may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this prospectus. These securities and techniques may subject the Fund to additional risks. Please see the Statement of Additional Information for additional information about the securities and investment techniques described in this prospectus and about additional securities and techniques that may be used by the Fund.

18

Financial Highlights

The Fund does not have a full calendar year of performance. Thus, no financial highlights information is included for the Fund.

19

Appendix A

Description of Securities Ratings

The Fund’s investments may range in quality from securities rated in the lowest category in which the Fund is permitted to invest to securities rated in the highest category (as rated by Moody’s or S&P or, if unrated, determined by PIMCO to be of comparable quality). The percentage of the Fund’s assets invested in securities in a particular rating category will vary. The following terms are generally used to describe the credit quality of fixed income securities:

High Quality Debt Securities are those rated in one of the two highest rating categories (the highest category for commercial paper) or, if unrated, deemed comparable by PIMCO.

Investment Grade Debt Securities are those rated in one of the four highest rating categories or, if unrated, deemed comparable by PIMCO.

Below Investment Grade, High Yield Securities (“Junk Bonds”) are those rated lower than Baa by Moody’s or BBB by S&P and comparable securities. They are deemed predominately speculative with respect to the issuer’s ability to repay principal and interest.

Following is a description of Moody’s and S&P’s rating categories applicable to fixed income securities.

Moody’s Investors Service, Inc.

Moody’s Long-Term Ratings: Bonds and Preferred Stock

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than with Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody’s applies numerical modifiers, 1, 2, and 3 in each generic rating classified from Aa through Caa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Corporate Short-Term Debt Ratings

Moody’s short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. Obligations relying upon support mechanisms such as letters of credit and bonds of indemnity are excluded unless explicitly rated.

Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

Short-Term Municipal Bond Ratings

There are three rating categories for short-term municipal bonds that define an investment grade situation, which are listed below. In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents an evaluation of the degree of risk associated with scheduled principal and interest payments, and the other represents an evaluation of the degree of risk associated with the demand feature. The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1. MIG ratings terminate at the retirement of the obligation while VMIG rating expiration will be a function of each issue’s specific structural or credit features.

MIG 1/VMIG 1: This designation denotes superior quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: This designation denotes strong quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3: This designation denotes acceptable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

SG: This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

Standard & Poor’s Ratings Service

Corporate and Municipal Bond Ratings

Investment Grade

AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions, or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Speculative Grade

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC: Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC: The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C: The rating C is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI: The rating CI is reserved for income bonds on which no interest is being paid.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional ratings: The letter “p” indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

r: The “r” is attached to highlight derivative, hybrid, and certain other obligations that S&P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities.

The absence of an “r” symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R.: Not rated.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Commercial Paper Rating Definitions

An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from A for the highest quality obligations to D for the lowest. These categories are as follows:

A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B: Issues rated B are regarded as having only speculative capacity for timely payment.

C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

A commercial paper rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to S&P by the issuer or obtained from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.

PIMCO Funds:

INVESTMENT ADVISER AND ADMINISTRATOR

PIMCO, 840 Newport Center Drive, Newport Beach, CA 92660

CUSTODIAN

State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO 64105

TRANSFER AGENT

Boston Financial Data Services Midwest, 330 W. 9th Street, 5th Floor, Kansas City, MO 64105

INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS

PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO 64105

LEGAL COUNSEL

Dechert LLP, 1775 I Street N.W., Washington, D.C. 20006

The Trust’s Statement of Additional Information (“SAI”) and annual and semi-annual reports to shareholders include additional information about the Fund. The SAI and the financial statements included in the Fund’s most recent annual report to shareholders are incorporated by reference into this prospectus, which means they are part of this prospectus for legal purposes. The Trust’s annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

You may get free copies of any of these materials, request other information about the Fund, or make shareholder inquiries by calling the Trust at 1-800-927-4648 or PIMCO Infolink Audio Response Network at 1-800-987-4626, or by writing to:

PIMCO Funds

840 Newport Center Drive

Newport Beach, CA 92660

You may review and copy information about the Trust, including its SAI, at the Securities and Exchange Commission’s public reference room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the public reference room. You may also access reports and other information about the Trust on the Commission’s Web site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102, or by e-mailing your request to publicinfo@sec.gov.

You can also visit our Website at www.pimco.com for additional information about the Funds, including the SAI and the annual and semi-annual reports.

Reference the Trust’s Investment Company Act file number in your correspondence.

Investment Company Act file number: 811-5028

PIMCO Funds

840 Newport Center Drive

Newport Beach, CA 92660

PIMCO Funds Prospectus

July 29, 2005

Share Class

D

INTERNATIONAL BOND FUND

Global Bond Fund (Unhedged)

This cover is not part of the prospectus

PIMCO Funds Prospectus

PIMCO Funds

July 29, 2005

Share Class

D

This prospectus describes the PIMCO Global Bond Fund (Unhedged) (the “Fund”). The Fund is part of PIMCO Funds (the “Trust”). The Fund provides access to the professional investment advisory services offered by Pacific Investment Management Company LLC (“PIMCO”). As of June 30, 2005, PIMCO managed approximately $493 billion in assets.

The Fund offers Class D shares in this prospectus. This prospectus explains what you should know about the Fund before you invest. Please read it carefully.

The Securities and Exchange Commission has not approved or disapproved these securities, or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

1

Summary Information

The table below describes certain investment characteristics of the Fund. Other important characteristics are described in the Fund Summary section of this prospectus. Following the table are certain key concepts which are used throughout the prospectus.

		Main Investments	Duration	Credit Quality(1)	Non- U.S. Dollar Denominated Securities
International Bond Fund	Global Bond (Unhedged)	U.S. and non-U.S. intermediate maturity fixed income securities	3-7 years	B to Aaa; max 10% below Baa	25-75	%(2)

(1)	As rated by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Service (“S&P”), or if unrated, determined by PIMCO to be of comparable quality.
(2)	The percentage limitation relates to securities of non-U.S. issuers denominated in any currency.

Fixed Income Instruments

Consistent with the Fund’s investment policies, the Fund invests in “Fixed Income Instruments,” which as used in this prospectus includes:

•	securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (“U.S. Government Securities”);

•	corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;

•	mortgage-backed and other asset-backed securities;

•	inflation-indexed bonds issued both by governments and corporations;

•	structured notes, including hybrid or “indexed” securities, event-linked bonds and loan participations;

•	delayed funding loans and revolving credit facilities;

•	bank certificates of deposit, fixed time deposits and bankers’ acceptances;

•	repurchase agreements and reverse repurchase agreements;

•	debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;

•	obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and

•	obligations of international agencies or supranational entities.

Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury.

The Fund may invest in derivatives based on Fixed Income Instruments.

Duration

Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. Similarly, a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. By way of example, the price of a bond fund with a duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point.

Credit Ratings

In this prospectus, references are made to credit ratings of debt securities, which measure an issuer’s expected ability to pay principal and interest over time. Credit ratings are determined by rating organizations, such as S&P or Moody’s. The following terms are generally used to describe the credit quality of debt securities depending on the security’s credit rating or, if unrated, credit quality as determined by PIMCO:

•	high quality

•	investment grade

•	below investment grade (“high yield securities” or “junk bonds”)

For a further description of credit ratings, see “Appendix A—Description of Securities Ratings.” As noted in Appendix A, Moody’s and S&P may modify their ratings of securities to show relative standing within a rating category, with the addition of numerical modifiers (1, 2 or 3) in the case of Moody’s, and with the addition of a plus (+) or minus (–) sign in the case of S&P. The Fund may purchase a security, regardless of any rating modification, provided the security is rated at or above the Fund’s minimum rating category. For example, the Fund may purchase a security rated B3 by Moody’s, or B– by S&P, because the Fund’s minimum rating category is B.

2

Fund Description, Performance and Fees

The following summary identifies the Fund’s investment objective, principal investments and strategies, principal risks, performance information and fees and expenses. A more detailed “Summary of Principal Risks” describing principal risks of investing in the Fund begins after the Fund Summary. Investors should be aware that the investments made by the Fund and the results achieved by the Fund at any given time are not expected to be the same as those made by other mutual funds for which PIMCO acts as investment adviser, including mutual funds with names, investment objectives and policies similar to the Fund. Please see “Disclosure of Portfolio Holdings” in the Statement of Additional Information for information about the availability of the complete schedule of each Fund’s holdings.

It is possible to lose money on investments in the Fund.

An investment in the Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

3

PIMCO Global Bond Fund (Unhedged)	Ticker Symbol: N/A (D. Class)

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management	Fund Focus U.S. and non-U.S. intermediate maturity fixed income securities Average Portfolio Duration 3-7 years	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared daily and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments of issuers located in at least three countries (one of which may be the United States), which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities. The Fund invests primarily in securities of issuers located in economically developed countries. Securities may be denominated in major foreign currencies or the U.S. dollar.

PIMCO selects the Fund’s foreign country and currency compositions based on an evaluation of various factors, including, but not limited to, relative interest rates, exchange rates, monetary and fiscal policies, trade and current account balances. Investments in the securities of issuers located outside the United States will normally vary between 25% and 75% of the Fund’s total assets. The average portfolio duration of this Fund normally varies within a three- to seven-year time frame. The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage Risk • Foreign Investment Risk • Currency Risk	• Issuer Non-Diversification Risk • Leveraging Risk • Management Risk

Please see “Summary of Principal Risks” following the Fund Summary for a description of these and other risks of investing in the Fund.

Performance Information

The following shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund’s Institutional Class Shares, which are offered in a different prospectus. This is because the Fund has not offered Class D shares for a full calendar year. Although Class D and Institutional Class shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Class D performance would be lower than the Institutional Class performance because of the higher expenses paid by Class D shares, including the distribution and/or service (12b-1) fees paid by the Class D shares. Past performance (before and after taxes) is no guarantee of future results.

4

Calendar Year Total Returns — Institutional Class

Calendar Year End (through 12/31)

More Recent Return Information
1/1/05 - 6/30/05%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (2nd Qtr. ‘02)	11.53%

Lowest (1st Qtr. ‘97)	-4.40%

Average Annual Total Returns (for periods ended 12/31/04)

	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	11.56%	10.19%	8.93%

Institutional Class Return After Taxes on Distributions(1)	8.33%	7.49%	6.02%

Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	7.69%	7.11%	5.87%

J.P. Morgan Global Index (Unhedged)(2)	9.87%	8.80%	7.74%

Lipper Global Income Fund Average(3)	11.57%	10.20%	8.93%

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
(2)	The J.P. Morgan Global Index (Unhedged) is an unmanaged index representative of the total return performance in U.S. dollars on an unhedged basis of major world bond markets. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.
(3)	The Lipper Global Income Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, one of which may be the United States. It is not possible to invest in the Lipper Average.

5

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Class D shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Redemption Fee(1)	2.00%

(1)	Shares that are held less than 30 days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(1)

	Advisory Fees	Distribution and/or Service (12b-1) Fees(2)	Other Expenses(3)	Total Annual Fund Operating Expenses
Class D	0.25%	0.25%	0.30%	0.80%

(1)	Accounts with a minimum balance of $2,500 or less may be charged a fee of $16.
(2)	The Fund’s administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940, as amended (“1940 Act”). Up to 0.25% per year of the total fees paid under the administration agreement may be distribution and/or service (12b-1) fees. The Fund will pay a total of 0.55% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see “Management of the Fund—Investment Adviser and Administrator—Administrative Fees” for details. The Fund intends to treat any fees paid under the plan as “service fees” for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the “NASD”). To the extent that such fees are deemed not to be “service fees,” Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
(3)	“Other Expenses,” which are based on estimated amounts for the initial fiscal year of the class, reflect an administrative fee of 0.30%, organizational expenses and pro rata Trustees fees.

Examples. The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Class D	$82	$255	$444	$990

6

Summary of Principal Risks

The value of your investment in the Fund changes with the values of the Fund’s investments. Many factors can affect those values. The factors that are most likely to have a material effect on the Fund’s portfolio as a whole are called “principal risks.” The principal risks of the Fund are identified in the Fund Summary and are described in this section. The Fund may be subject to additional risks other than those described below because the types of investments made by the Fund can change over time. Securities and investment techniques mentioned in this summary that appear in bold type are described in greater detail under “Characteristics and Risks of Securities and Investment Techniques.” That section and “Investment Objectives and Policies” in the Statement of Additional Information also include more information about the Fund, its investments and the related risks. There is no guarantee that the Fund will be able to achieve its investment objective. It is possible to lose money by investing in the Fund.

Interest Rate Risk

As nominal interest rates rise, the value of fixed income securities held by the Fund is likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Inflation-indexed securities, including Treasury Inflation-Protected Securities (“TIPS”), decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.

Credit Risk

The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. Municipal bonds are subject to the risk that litigation, legislation or other political events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. If the Fund invests in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) it may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund’s ability to sell these securities (liquidity risk).

High Yield Risk

A Fund that invests in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce a Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, a Fund may lose its entire investment.

Market Risk

The market price of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Equity securities generally have greater price volatility than fixed income securities.

Issuer Risk

The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Liquidity Risk

Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Investments in foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

7

Derivatives Risk

Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The various derivative instruments that the Fund may use are referenced under “Characteristics and Risks of Securities and Investment Techniques—Derivatives” in this prospectus and described in more detail under “Investment Objectives and Policies” in the Statement of Additional Information. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Fund may also use derivatives for leverage, in which case their use would involve leveraging risk. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, interest rate risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. By investing in a derivative instrument, the Fund could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Mortgage Risk

The Fund’s investments in mortgage-related securities are subject to certain additional risks. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Fund holds mortgage-related securities, it may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. This is known as contraction risk.

Foreign (Non-U.S.) Investment Risk

A Fund that invests in foreign securities may experience more rapid and extreme changes in value than a Fund that invests exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect a Fund’s investments in a foreign country. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in foreign securities. Adverse conditions in a certain region can adversely affect securities of other countries whose economies appear to be unrelated. To the extent that a Fund invests a significant portion of its assets in a concentrated geographic area, like Eastern Europe or Asia the Fund will generally have more exposure to regional economic risks associated with foreign investments.

Currency Risk

Funds that invest directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the returns of the Fund.

Issuer Non-Diversification Risk

Focusing investments in a small number of issuers, industries or foreign currencies increases risk. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than Funds that are “diversified.” Funds that invest in a relatively small number of issuers are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Some of those issuers also may present substantial credit or other risks. Similarly, a Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects or from issuers in the same state.

Leveraging Risk

Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolios securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, PIMCO will segregate or “earmark”

8

liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

Management Risk

The Fund is subject to management risk because it is an actively managed investment portfolio. PIMCO and the individual portfolio managers will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

Management of the Fund

Investment Adviser and Administrator

PIMCO serves as the investment adviser and the administrator (serving in its capacity as administrator, the “Administrator”) for the Fund. Subject to the supervision of the Board of Trustees, PIMCO is responsible for managing the investment activities of the Fund and the Fund’s business affairs and other administrative matters.

PIMCO is located at 840 Newport Center Drive, Newport Beach, California 92660. Organized in 1971, PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. As of June 30, 2005, PIMCO had approximately $493 billion in assets under management.

Advisory Fees

The Fund pays PIMCO fees in return for providing investment advisory services. The investment advisory fee for the Fund is at an annual rate of 0.25%, based upon the average daily net assets of the Fund.

Administrative Fees*

The Fund pays for the administrative services it requires under what is essentially an all-in fee structure. Class D shareholders of the Fund pay an administrative fee to PIMCO, computed as a percentage of the Fund’s assets attributable in the aggregate to that class of shares. PIMCO, in turn, provides or procures administrative services for Class D shareholders and also bears the costs of various third-party services required by the Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Fund does bear other expenses which are not covered under the administrative fee which may vary and affect the total level of expenses paid by the Institutional and Administrative Class shareholders, such as brokerage fees, commissions and other transaction expenses, costs of borrowing money, including interest expenses, extraordinary expenses (such as litigation and indemnification expenses) and fees and expenses of the Trust’s Independent Trustees and their counsel (if any). PIMCO may earn a profit on the administration fee paid by the Fund. Also, under the terms of the administration agreement, PIMCO, and not Fund shareholders, would benefit from any price decreases in third-party services, including decreases resulting from an increase in net assets.

PIMCO may pay financial service firms a portion of the Class D administrative fees in return for the firm’s services (normally not to exceed an annual rate of 0.35% of the Fund’s average daily net assets attributable to Class D shares purchased through such firms). The Funds do bear other expenses which are not covered under the administrative fee which may vary and affect the total level of expenses paid by Institutional and Administrative Class shareholders, such as brokerage fees, commissions and other transaction expenses, costs of borrowing money, including interest expenses, extraordinary expenses (such as litigation and indemnification expenses) and fees and expenses of the Trust’s Independent Trustees and their counsel (if any). PIMCO earns a profit on the administration fee. Also, under the terms of the administration agreement, PIMCO, and not Fund shareholders, would benefit from any price decreases in third-party services, including decreases resulting from an increase in net assets.

The administrative fees for the Fund are at an annual rate of 0.55%, based upon the average daily net assets attributable in the aggregate to the Fund’s Class D shares.

*	As described below under “12b-1 Plan for Class D Shares,” the administration agreement includes a plan adopted in conformity with Rule 12b-1 under the Investment Company Act of 1940 which provides for the payment of up to 0.25% of the administrative fee as reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares. In the Fund Summary above, the “Annual Fund Operating Expenses” table provided under “Fees and Expenses of the Fund” for the Fund shows the administrative fees rate under two separate columns entitled “Distribution and/or Service (12b-1) Fees” and “Other Expenses.”

12b-1 Plan for Class D Shares

The Fund’s administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the 1940 Act. The plan provides that up to 0.25% per annum of the Class D

9

administrative fees paid under the administration agreement may represent reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares. The principal types of activities for which such payments may be made are services in connection with the distribution of Class D shares and/or the provision of shareholder services. Because 12b-1 fees would be paid out of the Fund’s Class D shares assets on an ongoing basis, over time these fees would increase the cost of your investment in Class D shares and may cost you more than other types of sales charges.

Individual Portfolio Managers

The following individual has primary responsibility for managing the Fund.

Fund	Portfolio Manager	Since	Recent Professional Experience
Global Bond (Unhedged)	Sudi Mariappa	11/00	Managing Director, PIMCO. He joined PIMCO as a Portfolio Manager in 2000. Prior to joining PIMCO, Mr. Mariappa was a Managing Director with Merrill Lynch from 1999-2000. Prior to that, he was associated with Sumitomo Finance International as an Executive Director in 1998, and with Long-Term Capital Management as a strategist from 1995-1998.

Distributor

The Trust’s Distributor is Alliance Global Investors Distributors LLC (“AGID” or “Distributor”), an indirect subsidiary of Allianz Dresdner Asset Management of America L.P. The Distributor, located at 2187 Atlantic Street, Stamford, CT 06902, is a broker-dealer registered with the Securities and Exchange Commission.

Regulatory and Litigation Matters

On June 1, 2004, the Attorney General of the State of New Jersey announced that it had dismissed PIMCO from a complaint filed by the New Jersey Attorney General on February 17, 2004, and that it had entered into a settlement agreement (the “New Jersey Settlement”) with PIMCO’s parent company, AGI (formerly known as Allianz Dresdner Asset Management of America L.P.), PEA Capital LLC (an entity affiliated with PIMCO through common ownership) (“PEA”) and AGID, in connection with the same matter. In the New Jersey Settlement, AGI, PEA and AGID neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the New Jersey Settlement alleged, among other things, that AGI, PEA and AGID had failed to disclose that they improperly allowed certain hedge funds to engage in “market timing” in certain funds. The complaint sought injunctive relief, civil monetary penalties, restitution and disgorgement of profits.

Since February 2004, PIMCO, AGI, PEA, AGID, and certain of their affiliates, including the Trust, Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series), and the Trustees of the Trust, have been named as defendants in 14 lawsuits filed in U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. Ten of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in the U.S. District Court for the District of Maryland; four of those lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the Trust and the Allianz Funds during specified periods, or as derivative actions on behalf of the Trust and Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain of the Allianz Funds and Funds of the Trust and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, the Trustees, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the Trust or on behalf of the Trust itself against other defendants. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote the Allianz Funds and Funds of the Trust, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

The Trust has learned that, on April 11, 2005, the Attorney General of the State of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia (the “West Virginia Complaint”) against Allianz Global Investors Fund Management LLC (formerly PA Fund Management LLC) (“AGIF”), PEA and AGID alleging, among other things, that they

10

improperly allowed broker-dealers, hedge funds and investment advisers to engage in frequent trading of various open-end funds advised or distributed by Allianz Global Investors Fund Management LLC and certain of its affiliates in violation of the funds’ stated restrictions on “market timing.” On May 31, 2005, PAFM, PEA and PAD, along with the other mutual fund defendants in the action, removed the action to the U.S. District Court for the District of West Virginia. The West Virginia Complaint also names numerous other defendants unaffiliated with Allianz Global Investors Fund Management in separate claims alleging improper market timing and/or late trading of open-end investment companies advised or distributed by such other defendants. The West Virginia Complaint seeks injunctive relief, civil monetary penalties, investigative costs and attorney’s fees.

Under Section 9(a) of the Investment Company Act of 1940, as amended (“1940 Act”), if the New Jersey Settlement or any of the lawsuits described above were to result in a court injunction against AGI, PEA, AGID and/or their affiliates, PIMCO could, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser, and AGID could be barred from serving as principal underwriter, to any registered investment company, including the Funds. In connection with an inquiry from the SEC concerning the status of the New Jersey Settlement under Section 9(a), PEA, AGID, AGI and certain of their affiliates (including PIMCO) (together, the “Applicants”) have sought exemptive relief from the SEC under Section 9(c) of the 1940 Act. The SEC has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey Settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the SEC takes final action on their application for a permanent order. There is no assurance that the SEC will issue a permanent order.

If the West Virginia Complaint were to result in a court injunction against AGIF, PEA or AGID, the Applicants would, in turn, seek exemptive relief under Section 9(c) with respect to that matter, although there is no assurance that such exemptive relief would be granted. It is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Funds. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Funds or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Funds. The foregoing speaks only as of the date of this prospectus. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated only if those developments are material.

How to Buy and Sell Shares

The following section provides basic information about how to buy, sell (redeem) and exchange Class D shares of the Fund.

General Information

Financial Service Firms. Broker-dealers, registered investment advisers and other financial service firms provide varying investment products, programs or accounts, pursuant to arrangements with the Distributor, through which their clients may purchase and redeem Class D shares of the Fund. Firms will generally provide or arrange for the provision of some or all of the shareholder servicing and account maintenance services required by your account, including, without limitation, transfers of registration and dividend payee changes. Firms may also perform other functions, including generating confirmation statements and disbursing cash dividends, and may arrange with their clients for other investment or administrative services. Your firm may independently establish and charge you transaction fees and/or other additional amounts for such services, which may change over time. These fees and additional amounts could reduce your investment returns on Class D shares of the Fund.

Your financial service firm may have omnibus accounts and similar arrangements with the Trust and may be paid for providing sub-transfer agency and other services. A firm may be paid for its services directly or indirectly by the Fund, the Distributor or another affiliate of the Fund (at an annual rate generally not to exceed 0.35% (up to 0.25% of which may be paid by the Fund) of the Fund’s average daily net assets attributable to its Class D shares purchased through such firm for its clients, although payments with respect to shares in retirement plans are often higher). Your firm may establish various minimum investment requirements for Class D shares of the Fund and may also establish certain privileges with respect to purchases, redemptions and exchanges of Class D shares or the reinvestment of dividends. Please contact your firm for information.

This prospectus should be read in connection with your firm’s materials regarding its fees and services.

Calculation of Share Price and Redemption Payments. When you buy or sell (redeem) Class D shares of the Fund, you pay or receive a price equal to the NAV of the shares. NAVs are determined at the close of regular trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange (“NYSE”) is open. See “How Fund Shares Are Priced” below for details. Generally, purchase and redemption orders for Fund shares are processed at the NAV next calculated after your order is received by the Distributor. In addition, orders received by the Distributor from financial service firms after NAV is

11

determined that day will be processed at that day’s NAV if the orders were received by the firm from its customer prior to such determination and were transmitted to and received by the Distributor prior to its close of business that day (normally 7:00 p.m., Eastern time).

The Trust does not calculate NAVs or process orders on days when the NYSE is closed. If your purchase or redemption order is received by the Distributor on a day when the NYSE is closed, it will be processed on the next succeeding day when the NYSE is open (according to the succeeding day’s NAV).

Buying Shares

Class D shares of the Fund are continuously offered through financial service firms, such as broker-dealers or registered investment advisers, with which the Distributor has an agreement for the use of the Fund in particular investment products, programs or accounts for which a fee may be charged. See “Financial Service Firms” above.

You may purchase Class D shares only through your financial service firm. In connection with purchases, your financial service firm is responsible for forwarding all necessary documentation to the Distributor, and may charge you for such services. If you wish to purchase shares of the Fund directly from the Trust or the Distributor, you should inquire about the other classes of shares offered by the Trust. Please call the Distributor at 1-888-87-PIMCO for information about other investment options.

Class D shares of the Fund will be held in your account with your financial service firm and, generally, your firm will hold your Class D shares in nominee or street name as your agent. In most cases, the Trust’s transfer agent will have no information with respect to or control over accounts of specific Class D shareholders and you may obtain information about your accounts only through your financial service firm. In certain circumstances, your firm may arrange to have your shares held in your own name or you may subsequently become a holder of record for some other reason (for instance, if you terminate your relationship with your firm). In such circumstances, please contact the Distributor at 1-888-87-PIMCO for information about your account. In the interest of economy and convenience, certificates for Class D shares will not be issued.

The Distributor, in its sole discretion, may accept or reject any order for purchase of Fund shares. The sale of shares will be suspended during any period in which the NYSE is closed for other than weekends or holidays, or if permitted by the rules of the Securities and Exchange Commission, when trading on the NYSE is restricted or during an emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors.

•	Investment Minimums. The following investment minimums apply for purchases of Class D shares.

Initial Investment	Subsequent Investments
$5,000 per Fund	$100 per Fund

Your financial service firm may impose different investment minimums than the Trust. For example, if your firm maintains an omnibus account with the Fund, the firm may impose higher or lower investment minimums than the Trust when you invest in Class D shares of the Fund through your firm. Please contact your firm for information.

Payments to Financial Firms

Some or all of the distribution fees and servicing fees described above are paid to the broker, dealer or financial adviser (collectively, “financial firms”) through which you purchase your shares. With respect to Class B and Class C shares, the financial firms are also paid at the time of your purchase a commission, depending upon the Fund involved, of up to 4.00% and 1.00%, respectively, of your investment in such share classes. Please see the SAI and Guide for more details. A financial firm is one that, in exchange for compensation, sells, among other products, mutual fund shares (including the shares offered in this Prospectus) or provides services for mutual fund shareholders. Financial firms include brokers, dealers, insurance companies and banks.

In addition, AGID, PIMCO and their affiliates (for purposes of this subsection only, collectively, the “Distributor”) may from time to time make additional payments such as cash bonuses or provide other incentives to selected financial firms as compensation for services such as, without limitation, providing the Funds with “shelf space” or a higher profile for the financial firms’ financial consultants and their customers, placing the Funds on the financial firms’ preferred or recommended fund list, granting the Distributor access to the financial firms’ financial consultants, providing assistance in training and educating the financial firms’ personnel, and furnishing marketing support and other specified services. These payments may be significant to the financial firms and may also take the form of sponsorship of seminars or informational meetings or payment for attendance by persons associated with the financial firms at seminars or informational meetings.

12

A number of factors will be considered in determining the amount of these additional payments to financial firms. On some occasions, such payments may be conditioned upon levels of sales, including the sale of a specified minimum dollar amount of the shares of a Fund, all other series of Trust, other funds sponsored by the Distributor and/or a particular class of shares, during a specified period of time. The Distributor may also make payments to one or more participating financial firms based upon factors such as the amount of assets a financial firm’s clients have invested in the Funds and the quality of the financial firm’s relationship with the Distributor.

The additional payments described above are made at the Distributor’s expense. These payments may be made, at the discretion of the Distributor, to some of the top 50 financial firms that have sold the greatest amounts of shares of the Funds. The level of payments made to a financial firm in any future year will vary and normally will not exceed the sum of (a) 0.10% of such year’s fund sales by that financial firm and (b) 0.06% of the assets attributable to that financial firm invested in equity funds sponsored by the Distributor and 0.03% of the assets invested in fixed-income funds sponsored by the Distributor. In lieu of payments pursuant to the foregoing formulae, the Distributor may make payments of an agreed upon amount which normally will not exceed the amount that would have been payable pursuant to the formulae. There are a few existing relationships on different bases that will continue, some even into 2005, until they end. In some cases, in addition to the payments described above, the Distributor will make payments for special events such as a conference or seminar sponsored by one of such financial firms.

If investment advisers, distributors or affiliates of mutual funds pay bonuses and incentives in differing amounts, financial firms and their financial consultants may have financial incentives for recommending a particular mutual fund over other mutual funds. In addition, depending on the arrangements in place at any particular time, a financial firm and its financial consultants may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your financial advisor and review carefully any disclosure by the financial firm as to compensation received by your financial advisor.

Wholesale representatives of the Distributor visit brokerage firms on a regular basis to educate financial advisors about the Funds and to encourage the sale of Fund shares to their clients. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

Although the Fund may use financial firms that sell Fund shares to effect transactions for the Fund’s portfolio, the Fund and the Adviser will not consider the sale of Fund shares as a factor when choosing financial firms to effect those transactions.

For further details about payments made by the Distributor to financial firms, please see the SAI and Guide.

From time to time, AGID or its affiliates may pay investment consultants or their parent or affiliated companies for certain services including technology, operations, tax, or audit consulting services, and may pay such firms for PIMCO’s attendance at investment forums sponsored by such firms or for various studies, surveys, or access to databases. PIMCO and its affiliates may also provide investment advisory services to investment consultants and their affiliates. These consultants or their affiliates may, in the ordinary course of their investment consultant business, recommend that their clients utilize PIMCO’s investment advisory services or invest in the Funds or in other products sponsored by PIMCO and its affiliates.

Abusive Trading Practices

The Trust generally encourages shareholders to invest in the Funds as part of a long-term investment strategy and discourages excessive, short-term trading and other abusive trading practices. To that end, the Trust’s Board of Trustees has adopted policies and procedures reasonably designed to detect and prevent short-term trading activity that may be harmful to a Fund and its shareholders. Such activities, sometimes referred to as “market timing,” may have a detrimental effect on the Fund(s) and its/their shareholders. For example, depending upon various factors such as the size of a Fund and the amount of its assets maintained in cash, short-term or excessive trading by Fund shareholders may interfere with the efficient management of the Fund’s portfolio, increase transaction costs and taxes, and may harm the performance of the Fund and its shareholders.

The Trust seeks to deter and prevent abusive trading practices, and to reduce these risks, through several methods. First, the Trust imposes redemption fees on most Fund shares redeemed or exchanged within a given period after their purchase. See “Redemption Fees” below for further information. In certain situations, the Fund has elected not to impose redemption fees. See “Waiver of Redemption Fees” below for a discussion on the specific situations in which the Funds will not impose redemption fees.

13

Second, to the extent that there is a delay between a change in the value of a mutual fund’s portfolio holdings, and the time when that change is reflected in the net asset value of the fund’s shares, the fund is exposed to the risk that investors may seek to exploit this delay by purchasing or redeeming shares at net asset values that do not reflect appropriate fair value prices. The Trust seeks to deter and prevent this activity, sometimes referred to as “stale price arbitrage,” by the appropriate use of “fair value” pricing of the Funds’ portfolio securities. See “How Fund Shares Are Priced” below for more information.

Third, the Trust seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Trust and PIMCO each reserve the right to restrict or refuse any purchase or exchange transaction if, in the judgment of the Trust or of PIMCO, the transaction may adversely affect the interests of a Fund or its shareholders. Among other things, the Trust may monitor for any patterns of frequent purchases and sales that appear to be made in response to short-term fluctuations in share price, and may also monitor for any attempts to improperly avoid the imposition of Redemption Fees. Notice of any restrictions or rejections of transactions may vary according to the particular circumstances.

Although the Trust and its service providers seek to use these methods to detect and prevent abusive trading activities, and although the Trust will consistently apply such methods, there can be no assurances that such activities can be mitigated or eliminated. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for presentation to the Fund on a net basis, conceal the identity of the individual investors from the Fund. This makes it more difficult for the Funds to identify short-term transactions in the Funds.

Small Account Fee

Because of the disproportionately high costs of servicing accounts with low balances, you will be charged a fee at the annual rate of $16 if your account balance for the Fund falls below a minimum level of $2,500, except for Uniform Gift to Minors, IRA, Roth IRA, employer-sponsored retirement plan accounts, Money Purchase and/or Profit Sharing plans, 401(k) plans, 403(b)(7) custodial accounts, SIMPLE IRAs, SEPs, SAR/SEPs, Auto-Invest and Auto-Exchange accounts, for which the minimum balance is $1,000. (A separate custodial fee may apply to IRAs, Roth IRAs and other retirement accounts.) However, you will not be charged this fee if the aggregate value of all of your PIMCO Funds accounts is at least $50,000. Any applicable small account fee will be deducted automatically from your below-minimum Fund account in quarterly installments and paid to the Administrator. Each Fund account will normally be valued, and any deduction taken, during the last five business days of each calendar quarter. Lower minimum balance requirements and waivers of the small account fee apply for certain categories of investors.

Minimum Account Size

Due to the relatively high cost to the Fund of maintaining small accounts, you are asked to maintain an account balance in the Fund in which you invest of at least the minimum investment necessary to open the particular type of account. If your balance for the Fund remains below the minimum for three months or longer, the Administrator has the right (except in the case of employer-sponsored retirement accounts) to redeem your remaining shares and close the Fund account after giving you 60 days to increase your balance. Your Fund account will not be liquidated if the reduction in size is due solely to a decline in market value of your Fund shares or if the aggregate value of all your PIMCO Funds accounts exceeds $50,000.

Exchanging Shares

You may exchange your Class D shares of the Fund for Class D shares of any other fund of the Trust or any fund of PIMCO Funds: Multi-Manager Series that offers Class D shares. Shares are exchanged on the basis of their respective NAVs next calculated after your exchange order is received by the Distributor. Exchanges of shares held less than 30 days may be subject to a redemption fee. See “Redemption Fees” below. Your financial service firm may impose various fees and charges, investment minimums and other requirements with respect to exchanges. Please contact your financial service firm to exchange your shares and for additional information about the exchange privilege.

The Trust reserves the right to refuse exchange purchases (or purchase and redemption and/or redemption and purchase transactions) if, in the judgment of PIMCO, the transaction would adversely affect a Fund and its shareholders. Although the Trust has no current intention of terminating or modifying the exchange privilege, it reserves the right to do so at any time. Except as otherwise permitted by SEC regulations, the Trust will give 60 days’ advance notice to your financial service firm of any termination or material modification of the exchange privilege.

Verification of Identity

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, a Fund must obtain the following information for each person that opens a new account:

1.	Name.

14

2.	Date of birth (for individuals).

3.	Residential or business street address.

4.	Social security number, taxpayer identification number, or other identifying number.

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

Individuals may also be asked for a copy of their driver’s license, passport or other identifying document in order to verify their identity. In addition, it may be necessary to verify an individual’s identity by cross-referencing the identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

After an account is opened, a Fund may restrict your ability to purchase additional shares until your identity is verified. A Fund also may close your account and redeem your shares or take other appropriate action if it is unable to verify your identity within a reasonable time.

Request for Multiple Copies of Shareholder Documents

To reduce expenses, it is intended that only one copy of the Funds’ prospectus and each annual and semi-annual report will be mailed to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents and your shares are held directly with the Trust, call the Trust at 1-800-426-0107. Alternatively, if your shares are held through a financial institution, please contact it directly. Within thirty days after receipt of your request by the Trust, such party will begin sending you individual copies.

Selling Shares

You can sell (redeem) Class D shares through your financial service firm on any day the NYSE is open. Other than any applicable redemption fee (see below), you do not pay any fees or other charges to the Trust or the Distributor when you sell your shares, although your financial service firm may charge you for its services in processing your redemption request. Please contact your firm for details. If you are the holder of record of your Class D shares, you may contact the Distributor at 1-888-87-PIMCO for information regarding how to sell your shares directly to the Trust.

Your financial service firm is obligated to transmit your redemption orders to the Distributor promptly and is responsible for ensuring that your redemption request is in proper form. Your financial service firm will be responsible for furnishing all necessary documentation to the Distributor or the Trust’s transfer agent and may charge you for its services. Redemption proceeds will be forwarded to your financial service firm as promptly as possible and in any event within seven days after the redemption request is received by the Distributor in good order. Redemptions of Fund shares may be suspended when trading on the NYSE is restricted or during an emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payment for more than seven days, as permitted by law.

For shareholder protection, a request to change information contained in an account registration (for example, a request to change the bank designated to receive wire redemption proceeds) must be received in writing, signed by the minimum number of persons designated on the completed application that are required to effect a redemption, and accompanied by a signature guarantee from any eligible guarantor institution, as determined in accordance with the Trust’s procedures. Shareholders should inquire as to whether a particular institution is an eligible guarantor institution. A signature guarantee cannot be provided by a notary public. In addition, corporations, trusts, and other institutional organizations are required to furnish evidence of the authority of the persons designated on the completed application to effect transactions for the organization.

Redemption Fees

Shareholders will be subject to a Redemption Fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares redeemed or exchanged (based on the total redemption proceeds after any applicable deferred sales charges) within 30 days after their acquisition (by purchase or exchange).

In cases where redeeming shareholders hold shares acquired on different dates, the first-in/first-out (“FIFO”) method will be used to determine which shares are being redeemed, and therefore whether a Redemption Fee is payable. Redemption Fees are deducted from the amount to be received in connection with a redemption or exchange and are paid to the Fund for the purpose of offsetting any costs associated with short-term trading, thereby insulating longer-term shareholders from such costs. In cases where redemptions are processed through financial intermediaries, there may be a delay between the time the shareholder redeems his or her shares and the payment of the Redemption Fee to the Fund, depending upon such financial intermediaries’ trade processing procedures and systems.

15

A new time period begins with each acquisition of shares through a purchase or exchange. For example, in the case of a seven-day holding period, a series of transactions in which shares of Fund A are exchanged for shares of Fund B four days after the purchase of the Fund A shares, followed four days later by an exchange of the Fund B shares for shares of Fund C, will be subject to two Redemption Fees (one on each exchange).

The purpose of Redemption Fees is to deter excessive, short-term trading and other abusive trading practices described above under “Abusive Trading Practices” and to help offset the costs associated with the sale of portfolio securities to satisy redemption and exchange requests made by “market timers” and other short-term shareholders, thereby insulating longer-term shareholders from such costs. Redemption Fees are not paid separately, but are deducted automatically from the amount to be received in connection with a redemption or exchange. Redemption Fees are paid to and retained by the Funds to defray certain costs described below and are not paid to or retained by PIMCO or the Distributor. Redemption Fees are not sales loads or contingent deferred sales charges. Redemption and exchange of shares acquired through the reinvestment of dividends and distributions are not subject to Redemption Fees.

Limitations on the Assessment of Redemption Fees. The Fund may not be able to impose and/or collect the Redemption Fee in certain circumstances. For example, the Fund will not be able to collect the Redemption Fee on redemptions and exchanges by shareholders who invest through certain financial intermediaries (for example, through broker-dealer omnibus accounts or certain retirement plan accounts) that have not agreed to assess or collect the Redemption Fee from such shareholders, or that have not agreed to provide the information necessary for the Funds to impose the Redemption Fee on such shareholders or do not currently have the capability to assess or collect the Redemption Fee. The Fund may nonetheless continue to effect share transactions for such shareholders and financial intermediaries. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for presentation to the Fund on a net basis, conceal the identity of the individual investors from the Fund. This makes it more difficult for the Fund to identify short-term transactions in the Fund, and makes assessment of the Redemption Fee on transactions effected through such accounts impractical without the assistance of the financial intermediary. Due to these limitations on the assessment of the Redemption Fee, the Fund’s use of Redemption Fees may not successfully eliminate excessive short-term trading in shares of the Fund.

Waivers of Redemption Fees. In the following situations, the Fund has elected not to impose the Redemption Fee:

•	redemptions and exchanges of Fund shares acquired through the reinvestment of dividends and distributions;

•	certain types of redemptions and exchanges of Fund shares owned through participant-directed retirement plans (see below for details);

•	redemptions or exchanges in discretionary asset allocation or wrap programs (“wrap programs”) that are initiated by the sponsor of the program as part of a periodic rebalancing, provided that such rebalancing occurs no more frequently than quarterly;

•	redemptions or exchanges in a wrap program that are made as a result of a full withdrawal from the wrap program or as part of a systematic withdrawal plan;

•	involuntary redemptions, such as those resulting from a shareholder’s failure to maintain a minimum investment in the Fund, or to pay shareholder fees;

•	redemptions and exchanges effected by other mutual funds sponsored by PIMCO or its affiliates; and

•	otherwise as PIMCO or the Trust may determine in their sole discretion.

Applicability of Redemption Fees in Certain Defined Contribution Plans. Redemption fees will not apply to the following transactions in participant-directed retirement plans (such as 401(k), 403(b), 457 and Keogh plans): 1) where the shares being redeemed were purchased with new contributions to the plan (e.g., payroll contributions, employer contributions, loan repayments); 2) redemptions made in connection with taking out a loan from the plan; 3) redemptions in connection with death, disability, hardship withdrawals, or Qualified Domestic Relations Orders; 4) redemptions made as part of a systematic withdrawal plan; 5) redemptions made by a defined contribution plan in connection with a termination or restructuring of the plan or 6) redemptions made in connection with a participant’s termination of employment. Redemption fees generally will apply to other participant-directed redemptions and exchanges. For example, if a participant exchanges shares of Fund A that were purchased with new contributions, into Fund B, a redemption fee would not apply to that exchange. However, any subsequent participant-directed exchange of those shares from Fund B into Fund A or another fund may be subject to redemption fees, depending upon the holding period and subject to the exceptions described in this paragraph.

16

Redemptions In Kind

The Trust agrees to redeem shares of the Fund solely in cash up to the lesser of $250,000 or 1% of the Fund’s net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust may pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by the Fund in lieu of cash. It is highly unlikely that your shares would ever be redeemed in kind. If your shares are redeemed in kind, you should expect to incur transaction costs upon the disposition of the securities received in the distribution.

How Fund Shares Are Priced

The net asset value (“NAV”) of a Fund’s Class D shares is determined by dividing the total value of a Fund’s portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class.

Fund shares are valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the NYSE is open. For purposes of calculating the NAV, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Certain securities or investments for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities of indices. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Fund uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. The Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined by the Board of Trustees or persons acting at their direction may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing. The Fund’s use of fair valuation may also help to deter “stale price arbitrage” as discussed above under “Abusive Trading Practices.” Fair value pricing may require subjective determinations about the value of security.

17

Fund Distributions

The Fund distributes substantially all of its net investment income to shareholders in the form of dividends. You begin earning dividends on Fund shares the day after the Trust receives your purchase payment. The Fund intends to declare daily and distribute income dividends monthly to shareholders of record.

In addition, the Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently.

You can choose from the following distribution options:

Reinvest all distributions in additional Class D shares of the Fund at NAV. This will be done unless you elect another option.

Invest all distributions in Class D shares of another fund of the Trust or any fund of PIMCO Funds: Multi-Manager Series which offers Class D shares at NAV. You must have an account existing in the Fund or series selected for investment with the identical registered name. This option must be elected when your account is set up.

Receive all distributions in cash (either paid directly to you or credited to your account with your financial service firm). This option must be elected when your account is set up.

Your financial service firm may offer additional distribution reinvestment programs or options. Please contact your firm for details.

You do not pay any sales charges on shares you receive through the reinvestment of Fund distributions. If you elect to receive Fund distributions in cash and the postal or other delivery service is unable to deliver checks to your address of record, the Trust’s Transfer Agent will hold the returned checks for your benefit in a non-interest bearing account.

Tax Consequences

• Taxes on Fund distributions. If you are subject to U.S. federal income tax, you will be subject to tax on Fund distributions whether you received them in cash or reinvested in additional shares of the Funds. For federal income tax purposes, Fund distributions will be taxable to you as either ordinary income or capital gains.

Fund dividends (i.e., distributions of investment income) are taxable to you as ordinary income. Federal taxes on Fund distributions of gains are determined by how long the Fund owned the investments that generated the gains, rather than how long you have owned your shares. Distributions of gains from investments that the Fund owned for more than one year will generally be taxable to you as long-term capital gains. Distributions of gains from investments that the Fund owned for one year or less will generally be taxable to you as ordinary income.

Fund distributions are taxable to you even if they are paid from income or gains earned by the Fund prior to your investment and thus were included in the price you paid for your shares. For example, if you purchase shares on or just before the record date of a Fund distribution, you will pay full price for the shares and may receive a portion of your investment back as a taxable distribution.

• Taxes when you sell (redeem) or exchange your shares. Any gain resulting from the sale of Fund shares will generally be subject to federal income tax. When you exchange shares of the Fund for shares of another series, the transaction will be treated as a sale of the Fund shares for these purposes, and any gain on those shares will generally be subject to federal income tax.

• Returns of capital. If the Fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in the Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

• Consult your tax advisor about other possible tax consequences. This is a summary of certain federal income tax consequences of investing in the Fund. You should consult your tax advisor for more information on your own tax situation, including possible state, local and foreign tax consequences.

18

This section relates only to federal income tax; the consequences under other tax laws may differ. Shareholders should consult their tax advisers as to the possible application of foreign, state and local income tax laws to Fund dividends and capital distributions. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Fund.

19

Characteristics and Risks of

Securities and Investment Techniques

This section provides additional information about some of the principal investments and related risks of the Fund described under “Summary Information” and “Summary of Principal Risks” above. It also describes characteristics and risks of additional securities and investment techniques that may be used by the Fund from time to time. Most of these securities and investment techniques are discretionary, which means that PIMCO can decide whether to use them or not. This prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Fund. As with any mutual fund, investors in the Fund rely on the professional investment judgment and skill of PIMCO and the individual portfolio managers. Please see “Investment Objectives and Policies” in the Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Fund.

Securities Selection

The Fund seeks maximum total return. The total return sought by the Fund consists of both income earned on the Fund’s investments and capital appreciation, if any, arising from increases in the market value of the Fund’s holdings. Capital appreciation of fixed income securities generally results from decreases in market interest rates or improving credit fundamentals for a particular market sector or security.

In selecting securities for the Fund, PIMCO develops an outlook for interest rates, currency exchange rates and the economy; analyzes credit and call risks, and uses other security selection techniques. The proportion of the Fund’s assets committed to investment in securities with particular characteristics (such as quality, sector, interest rate or maturity) varies based on PIMCO’s outlook for the U.S. economy, the financial markets and other factors.

PIMCO attempts to identify areas of the bond market that are undervalued relative to the rest of the market. PIMCO identifies these areas by grouping bonds into sectors such as money markets, governments, corporates, mortgages, asset-backed and international. Sophisticated proprietary software then assists in evaluating sectors and pricing specific securities. Once investment opportunities are identified, PIMCO will shift assets among sectors depending upon changes in relative valuations and credit spreads. There is no guarantee that PIMCO’s security selection techniques will produce the desired results.

U.S. Government Securities

U.S. Government Securities are obligations of, or guaranteed by, the U.S. Government, its agencies or government-sponsored enterprises. U.S. Government Securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. U.S. Government Securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

Municipal Bonds

Municipal bonds are generally issued by states and local governments and their agencies, authorities and other instrumentalities. Municipal bonds are subject to interest rate, credit and market risk. The ability of an issuer to make payments could be affected by litigation, legislation or other political events or the bankruptcy of the issuer. Lower rated municipal bonds are subject to greater credit and market risk than higher quality municipal bonds. The types of municipal bonds in which the Fund may invest include municipal lease obligations. The Fund may also invest in securities issued by entities whose underlying assets are municipal bonds.

The Fund may invest, without limitation, in residual interest bonds, which are created by depositing municipal securities in a trust and dividing the income stream of an underlying municipal bond in two parts, one, a variable rate security and the other, a residual interest bond. The interest rate for the variable rate security is determined by an index or an auction process held approximately every 7 to 35 days, while the residual interest bond holder receives the balance of the income from the underlying municipal bond less an auction fee. The market prices of residual interest bonds may be highly sensitive to changes in market rates and may decrease significantly when market rates increase.

Mortgage-Related and Other Asset-Backed Securities

The Fund may invest in mortgage- or other asset-backed securities. The Fund may invest all its assets in such securities. Mortgage-related securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property.

20

The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. If unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of the security can be expected to increase. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity from these securities. The Fund may invest up to 5% of its total assets in any combination of mortgage-related or other asset-backed IO, PO, or inverse floater securities.

The Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The Fund may invest in other asset-backed securities that have been offered to investors.

Loan Participations and Assignments

The Fund may invest in fixed- and floating-rate loans, which investments generally will be in the form of loan participations and assignments of portions of such loans. Participations and assignments involve special types of risk, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. If the Fund purchases a participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower.

Corporate Debt Securities

Corporate debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates rise, the value of corporate debt securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

High Yield Securities

Securities rated lower than Baa by Moody’s or lower than BBB by S&P are sometimes referred to as “high yield” or “junk” bonds. Investing in high yield securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields, high yield securities typically entail greater potential price volatility and may be less liquid than higher-rated securities. High yield securities may be regarded as predominately speculative with respect to the issuer’s continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities.

Variable and Floating Rate Securities

Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The Fund may invest in floating rate debt instruments (“floaters”) and engage in credit spread trades. While floaters provide a certain degree of protection against rises in interest rates, the Fund will participate in any declines in interest rates as well. The Fund may also invest in inverse floating rate debt instruments (“inverse floaters”). An inverse floater may exhibit greater price volatility than a fixed rate obligation of similar credit quality. The Fund may invest up to 5% of its total assets in any combination of mortgage-related or other asset-backed IO, PO or inverse floater securities.

21

Inflation-Indexed Bonds

Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Short-term increases in inflation may lead to a decline in value. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Event-Linked Exposure

The Fund may obtain event-linked exposure by investing in “event-linked bonds” or “event-linked swaps” or implement “event-linked strategies.” Event-linked exposure results in gains or losses that typically are contingent, or formulaically related to defined trigger events. Examples of trigger events include hurricanes, earthquakes, weather-related phenomena, or statistics relating to such events. Some event-linked bonds are commonly referred to as “catastrophe bonds.” If a trigger event occurs, the Fund may lose a portion or its entire principal invested in the bond or notional amount on a swap. Event-linked exposure often provides for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. Event-linked exposure may also expose the Fund to certain unanticipated risks including credit risk, counterparty risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences. Event-linked exposures may also be subject to liquidity risk.

Convertible and Equity Securities

The Fund may invest in convertible securities. Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, that are convertible into or exercisable for common stock at a stated price or rate. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security will normally also provide income and is subject to interest rate risk. Convertible securities may be lower-rated securities subject to greater levels of credit risk. The Fund may be forced to convert a security before it would otherwise choose, which may have an adverse effect on the Fund’s ability to achieve its investment objective.

While the Fund intends to invest primarily in fixed income securities, it may invest in convertible securities or equity securities. While some countries or companies may be regarded as favorable investments, pure fixed income opportunities may be unattractive or limited due to insufficient supply, or legal or technical restrictions. In such cases, the Fund may consider convertible securities or equity securities to gain exposure to such investments.

Equity securities generally have greater price volatility than fixed income securities. The market price of equity securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally or particular industries represented in those markets. The value of an equity security may also decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Foreign (Non-U.S.) Securities

The Fund may invest in foreign (non-U.S.) securities. Investing in foreign securities involves special risks and considerations not typically associated with investing in U.S. securities. Shareholders should consider carefully the substantial risks involved for funds that invest in securities issued by foreign companies and governments of foreign countries. These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; and political instability. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. The securities markets, values of securities, yields and risks associated with foreign securities markets may change independently of each other. Also, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in foreign securities may also involve higher custodial costs than domestic investments and additional transaction costs with respect to foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in foreign currencies.

22

The Fund also may invest in sovereign debt issued by governments, their agencies or instrumentalities, or other government-related entities. Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In addition, there is no bankruptcy proceeding by which defaulted sovereign debt may be collected.

•    Emerging Market Securities. The Fund may invest up to 10% of its total assets in securities of issuers based in countries with developing (or “emerging market”) economies.

A security is economically tied to an emerging market country if it is principally traded on the country’s securities markets, or the issuer is organized or principally operates in the country, derives a majority of its income from its operations within the country, or has a majority of its assets in the country. The adviser has broad discretion to identify and invest in countries that it considers to qualify as emerging securities markets. However, an emerging securities market is generally considered to be one located in any country that is defined as an emerging or developing economy by the World Bank or its related organizations, or the United Nations or its authorities. In making investments in emerging market securities, the Fund emphasizes countries with relatively low gross national product per capita and with the potential for rapid economic growth. The adviser will select the country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, and any other specific factors it believes to be relevant.

Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in foreign, developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging markets securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause the Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

The Fund may invest in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with a debt restructuring. Investments in Brady Bonds may be viewed as speculative. Brady Bonds acquired by the Fund may be subject to restructuring arrangements or to requests for new credit, which may cause the Fund to suffer a loss of interest or principal on any of its holdings.

Foreign (Non-U.S.) Currencies

A Fund that invests directly in foreign currencies or in securities that trade in, or receive revenues in, foreign currencies will be subject to currency risk. Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments.

•    Foreign Currency Transactions. Funds that invest in securities denominated in foreign currencies may engage in foreign currency transactions on a spot (cash) basis, and enter into forward foreign currency exchange contracts and invest in foreign currency futures contracts and options on foreign currencies and futures. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract, reduces the Fund’s exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. The effect on the value of the Fund is

23

similar to selling securities denominated in one currency and purchasing securities denominated in another currency. A contract to sell foreign currency would limit any potential gain which might be realized if the value of the hedged currency increases. The Fund may enter into these contracts to hedge against foreign exchange risk, to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in such transactions at any given time or from time to time. Also, such transactions may not be successful and may eliminate any chance for the Fund to benefit from favorable fluctuations in relevant foreign currencies. The Fund may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are positively correlated. The Fund will segregate or “earmark” assets determined to be liquid by PIMCO to cover its obligations under forward foreign currency exchange contracts entered into for non-hedging purposes.

Repurchase Agreements

The Fund may enter into repurchase agreements, in which the Fund purchases a security from a bank or broker-dealer, which agrees to repurchase the security at the Fund’s cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Reverse Repurchase Agreements, Dollar Rolls and Other Borrowings

The Fund may enter into reverse repurchase agreements and dollar rolls, subject to the Fund’s limitations on borrowings. A reverse repurchase agreement or dollar roll involves the sale of a security by the Fund and its agreement to repurchase the instrument at a specified time and price, and may be considered a form of borrowing for some purposes. The Fund will segregate or “earmark” assets determined to be liquid by PIMCO or otherwise cover its obligations under reverse repurchase agreements, dollar rolls, and other borrowings. Reverse repurchase agreements, dollar rolls and other forms of borrowings may create leveraging risk for the Fund.

The Fund may borrow money to the extent permitted under the 1940 Act. This means that, in general, the Fund may borrow money from banks for any purpose on a secured basis in an amount up to 1/3 of the Fund’s total assets. The Fund may also borrow money for temporary administrative purposes on an unsecured basis in an amount not to exceed 5% of the Fund’s total assets.

Derivatives

The Fund may, but is not required to, use derivative instruments for risk management purposes or as part of its investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. Examples of derivative instruments include options contracts, futures contracts, options on futures contracts and swap agreements (including, but not limited to, credit default swaps). The Fund may invest some or all of its assets in derivative instruments. The portfolio managers may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by the Fund will succeed. A description of these and other derivative instruments that the Fund may use are described under “Investment Objectives and Policies” in the Statement of Additional Information.

The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments. A description of various risks associated with particular derivative instruments is included in “Investment Objectives and Policies” in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Fund.

Management Risk. Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

Credit Risk. The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a “counterparty”) to make required payments or otherwise comply with the contract’s terms. Additionally, credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company on which the credit default swap is based. Liquidity Risk. Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

24

Liquidity Risk. Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Leverage Risk. Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When the Fund uses derivatives for leverage, investments in the Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, the Fund will segregate or “earmark” assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under derivative instruments.

Lack of Availability. Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, the portfolio manager may wish to retain the Fund’s position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other suitable counterparty can be found. There is no assurance that the Fund will engage in derivatives transactions at any time or from time to time. The Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.

Market and Other Risks. Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to the Fund’s interest. If the portfolio managers incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for the Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. The Fund may also have to buy or sell a security at a disadvantageous time or price because the Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, the Fund’s use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments.

Delayed Funding Loans and Revolving Credit Facilities

The Fund may also enter into, or acquire participations in, delayed funding loans and revolving credit facilities, in which a lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. These commitments may have the effect of requiring the Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will segregate or “earmark” assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees in an amount sufficient to meet such commitments. Delayed funding loans and revolving credit facilities are subject to credit, interest rate and liquidity risk and the risks of being a lender.

When-Issued, Delayed Delivery and Forward Commitment Transactions

The Fund may purchase securities which it is eligible to purchase on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date. This risk is in addition to the risk that the Fund’s other assets will decline in value. Therefore, these transactions may result in a form of leverage and increase the Fund’s overall investment exposure. Typically, no income accrues on securities the Fund has committed to purchase prior to the time delivery of the securities is made, although the Fund may earn income on securities it has segregated or “earmarked” to cover these positions.

Investment in Other Investment Companies

The Fund may invest up to 10% of its total assets in securities of other investment companies, such as open-end or closed-end management investment companies, or in pooled accounts or other investment vehicles which invest in foreign markets. As a shareholder of an investment company, the Fund may indirectly bear service and other fees which are in addition to the fees the Fund pays its service providers.

25

Subject to the restrictions and limitations of the 1940 Act, the Fund may elect to pursue its investment objective either by investing directly in securities, or by investing in one or more underlying investment vehicles or companies that have substantially similar investment objectives, policies and limitations as the Fund. The Fund may also invest in exchange traded funds, subject to the restrictions and limitations of the 1940 Act.

Short Sales

The Fund may make short sales as part of its overall portfolio management strategies or to offset a potential decline in value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. Short sales expose the Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as “covering” the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. When the Fund makes a short sale, it must segregate or “earmark” assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees or otherwise cover its position in a permissible manner.

Illiquid Securities

The Fund may invest up to 15% of its net assets in illiquid securities. Certain illiquid securities may require pricing at fair value as determined in good faith under the supervision of the Board of Trustees. The portfolio managers may be subject to significant delays in disposing of illiquid securities, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Loans of Portfolio Securities

For the purpose of achieving income, the Fund may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see “Investment Objectives and Policies” in the Statement of Additional Information for details. When the Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. The Fund may pay lending fees to a party arranging the loan.

Portfolio Turnover

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

Temporary Defensive Strategies

For temporary or defensive purposes, the Fund may invest without limit in U.S. debt securities, including taxable securities and short-term money market securities, when PIMCO deems it appropriate to do so. When the Fund engages in such strategies, it may not achieve its investment objective.

Changes in Investment Objectives and Policies

The investment objective of the Fund is fundamental and may not be changed without shareholder approval. Unless otherwise stated, all other investment policies of the Fund may be changed by the Board of Trustees without shareholder approval.

Percentage Investment Limitations

Unless otherwise stated, all percentage limitations on Fund investments listed in this prospectus will apply at the time of investment. The Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment.

26

Credit Ratings and Unrated Securities

Rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. Appendix A to this prospectus describes the various ratings assigned to fixed income securities by Moody’s and S&P. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risks. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. The Fund will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. PIMCO does not rely solely on credit ratings, and develops its own analysis of issuer credit quality.

The Fund may purchase unrated securities (which are not rated by a rating agency) if its portfolio managers determine that the security is of comparable quality to a rated security that the Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the portfolio managers may not accurately evaluate the security’s comparative credit rating. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality fixed income securities. To the extent that the Fund invests in high yield and/or unrated securities, the Fund’s success in achieving its investment objective may depend more heavily on the portfolio managers’ creditworthiness analysis than if the Fund invested exclusively in higher-quality and rated securities.

Other Investments and Techniques

The Fund may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this prospectus. These securities and techniques may subject the Fund to additional risks. Please see the Statement of Additional Information for additional information about the securities and investment techniques described in this prospectus and about additional securities and techniques that may be used by the Fund.

Financial Highlights

The Class D shares of the Fund do not have a full calendar year of performance. Thus no financial highlights information is included for the fund.

Appendix A

Description of Securities Ratings

The Fund’s investments may range in quality from securities rated in the lowest category in which the Fund is permitted to invest to securities rated in the highest category (as rated by Moody’s or S&P or, if unrated, determined by PIMCO to be of comparable quality). The percentage of the Fund’s assets invested in securities in a particular rating category will vary. The following terms are generally used to describe the credit quality of fixed income securities:

High Quality Debt Securities are those rated in one of the two highest rating categories (the highest category for commercial paper) or, if unrated, deemed comparable by PIMCO.

Investment Grade Debt Securities are those rated in one of the four highest rating categories or, if unrated, deemed comparable by PIMCO.

Below Investment Grade, High Yield Securities (“Junk Bonds”) are those rated lower than Baa by Moody’s or BBB by S&P and comparable securities. They are deemed predominantly speculative with respect to the issuer’s ability to repay principal and interest.

The following is a description of Moody’s and S&P’s rating categories applicable to fixed income securities.

Moody’s Investors Service, Inc.

Moody’s Long-Term Ratings: Bonds and Preferred Stock

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than with Aaa securities.

27

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody’s applies numerical modifiers, 1, 2, and 3 in each generic rating classified from Aa through Caa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Corporate Short-Term Debt Ratings

Moody’s short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. Obligations relying upon support mechanisms such as letters of credit and bonds of indemnity are excluded unless explicitly rated.

Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

Short-Term Municipal Bond Ratings

There are three rating categories for short-term municipal bonds that define an investment grade situation, which are listed below. In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents an evaluation of the degree of risk associated with scheduled principal and interest payments, and the other represents an evaluation of the degree of risk associated with the demand feature. The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1. MIG ratings terminate at the retirement of the obligation while VMIG rating expiration will be a function of each issue’s specific structural or credit features.

28

MIG 1/VMIG 1: This designation denotes superior quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: This designation denotes strong quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3: This designation denotes acceptable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

SG: This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

Standard & Poor’s Ratings Service

Corporate and Municipal Bond Ratings

Investment Grade

AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions, or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Speculative Grade

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC: Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC: The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C: The rating C is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI: The rating CI is reserved for income bonds on which no interest is being paid.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

29

Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional ratings: The letter “p” indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

r: The “r” is attached to highlight derivative, hybrid, and certain other obligations that S&P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities.

The absence of an “r” symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R.: Not rated.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Commercial Paper Rating Definitions

An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from A for the highest quality obligations to D for the lowest. These categories are as follows:

A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B: Issues rated B are regarded as having only speculative capacity for timely payment.

C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

A commercial paper rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to S&P by the issuer or obtained from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.

PIMCO Funds

The Trust’s Statement of Additional Information (“SAI”) and annual and semi-annual reports to shareholders include additional information about the Fund. The SAI and the financial statements included in the Fund’s most recent annual report to shareholders are incorporated by reference into this prospectus, which means they are part of this prospectus for legal purposes. The Fund’s annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

30

You may get free copies of any of these materials, request other information about the Fund, or make shareholder inquiries by calling 1-888-87-PIMCO, or by writing to:

Allianz Global Investors Distributor LLC

2187 Atlantic Street

Stamford, CT 06902

You may also contact your financial service firm for details.

You may review and copy information about the Trust, including its SAI, at the Securities and Exchange Commission’s public reference room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the public reference room. You may also access reports and other information about the Trust on the Commission’s Web site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009, or by e-mailing your request to publicinfo@sec.gov.

You can also visit our Web site at www.allianzinvestors.com for additional information about the Fund, including the SAI and the annual and semi-annual Report.

Investment Company File number 811-5028

PIMCO Funds

INVESTMENT ADVISER AND ADMINISTRATOR

PIMCO, 840 Newport Center Drive, Newport Beach, CA 92660

DISTRIBUTOR

Allianz Global Investors Distributor LLC, 2187 Atlantic Street, Stamford, CT 06902-6896

CUSTODIAN

State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO 64105

SHAREHOLDER SERVICING AGENT AND TRANSFER AGENT

PFPC Inc., P.O. Box 9688, Providence, RI 02940-9688

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO 64105

LEGAL COUNSEL

Dechert LLP, 1775 I Street N.W., Washington, D.C. 20006-2401

For further information about the PIMCO Funds, call 1-800-426-0107 or visit our Web site at www.pimcoadvisors.com.

31

Not part of the prospectus

The PIMCO Funds & Allianz Funds Family

The PIMCO Funds and Allianz Funds offer access to the world-class investment firms of Allianz Global Investors-one of the world’s larges asset management companies, with more than $1 trillion under management (as of 12/31/04).

The PIMCO Funds are managed by PIMCO, widely recognized as one of the premier bond managers in the world. The PIMCO Funds cover the fixed-income spectrum, and also include the innovative Real Return Strategy and IndexPLUS funds. PIMCO Total Return Fund is the largest bond fund in the U.S.**

The Allianz Funds are managed by institutional equity managers, including the Allianz-owned investment firms NFJ Investment Group, Oppenheimer Capital, RCM Capital Management, Nicholas-Applegate Capital Management and PEA Capital. The Allianz Funds represent a wide range of investment strategies, including growth and value, small-, mid-, and large-cap, domestic and international portfolios.

**	As of 1/31/05 according to SimFunds.

PZ692D.11/03	This cover is not part of the prospectus

32

PIMCO Funds

Statement of Additional Information

This Statement of Additional Information is not a prospectus, and should be read in conjunction with the prospectuses of PIMCO Funds, as supplemented from time to time. The Trust offers up to ten classes of shares of each of its Funds. Class A, B and C shares of certain Funds are offered through the “Class A, B and C Prospectus” (dated July 29, 2005); Class A, B and C shares of the Municipal Bond Fund, Class A and C shares of the Short Duration Municipal Income Fund and Class A shares of the California Intermediate Municipal Bond, California Municipal Bond and New York Municipal Bond Funds are offered through the “Municipal Bond Prospectus” (dated July 29, 2005); Class A, B and C shares of the Total Return Fund are offered through a separate prospectus (dated July 29, 2005); Class D shares of the Global Bond Fund (Unhedged) are offered through a separate prospectus (dated July 29, 2005); Class A, B and C and Class D shares of the All Asset, All Asset All Authority, CommodityRealReturn Strategy, Fundamental IndexPLUS TR, International StocksPLUS TR Strategy, Real Return, RealEstateRealReturn Strategy, StocksPLUS and StocksPLUS Total Return Funds are offered through separate prospectuses (each dated July 29, 2005); Class D shares of certain Funds are offered through the “Class D Prospectus” (dated July 29, 2005); Class D shares of the California Intermediate Municipal Bond, California Municipal Bond, Municipal Bond, New York Municipal Bond and Short Duration Municipal Income Funds are offered through the “Class D Municipal Bond Prospectus” (dated July 29, 2005); Class R shares of the Short-Term, Low Duration, Total Return, Foreign Bond, High Yield, Real Return, and StocksPLUS Funds are offered through the “Class R Prospectus” (dated July 29, 2005), Class R shares of certain other Funds are offered through a separate prospectus (dated July 29, 2005); Institutional Class and Administrative Class shares of the Total Return, Total Return II and Total Return III Funds are offered through the “Total Return Prospectus” (dated July 29, 2005); Institutional Class and Administrative Class shares of the All Asset, All Asset All Authority, CommodityRealReturn Strategy, European StocksPLUS TR Strategy, Fundamental IndexPLUS, Fundamental IndexPLUS TR, Far East (ex-Japan) StocksPLUS TR Strategy, Japanese StocksPLUS TR Strategy, International StocksPLUS TR Strategy, Real Return Asset, RealEstateRealReturn Strategy, StocksPLUS Municipal-Backed, StocksPLUS Total Return, StocksPLUS TR Short Strategy Funds are offered through the “Strategic Markets Prospectus” (dated July 29, 2005); Institutional Class and Administrative Class shares of the remaining Funds are offered through the “Institutional and Administrative Class Prospectus” (dated July 29, 2005); Shares of the Liquid Assets Fund are offered through a separate prospectus (dated July 29, 2005), Advisor Class shares of certain Funds are offered through the “Advisor Class Prospectus” (dated July 29, 2005) all as amended or supplemented from time to time (collectively, the “Prospectuses”). Additionally, Class J and Class K shares for certain Funds are offered solely to non-U.S. investors outside the United States. This information does not constitute an offer of Class J shares or Class K shares to any person who resides within the United States.

Audited financial statements for the Trust, as of March 31, 2005, including notes thereto, and the reports of PricewaterhouseCoopers LLP thereon, are incorporated by reference from the Trust’s March 31, 2005 Annual Reports. Copies of Prospectuses, Annual or Semi-Annual Reports, and the Allianz Funds and PIMCO Funds Shareholders’ Guide for Class A, B, C and R Shares (the “Guide”), which is a part of this Statement of Additional Information, may be obtained free of charge at the addresses and telephone number(s) listed below. The information contained in the Guide, which is Part II of this Statement of Additional Information, is incorporated by reference into Part I of this Statement of Additional Information.

Institutional and Advisor Prospectuses and Annual and Semi-Annual Reports:	Class A, B and C, Class D and Class R Prospectuses, Annual and Semi-Annual Reports, and the Guide:

PIMCO Funds	Allianz Global Investors Distributors LLC
840 Newport Center Drive	2187 Atlantic Street
Newport Beach, California 92660	Stamford, Connecticut 06902
Telephone: (800) 927-4648	Telephone: (800) 426-0107

July 29, 2005

THE TRUST

PIMCO Funds (the “Trust”) is an open-end management investment company (“mutual fund”) consisting of separate investment portfolios (the “Funds”), including:

All Asset Fund	Liquid Assets Fund
All Asset All Authority Fund	Long Duration Fund
California Intermediate Municipal Bond Fund	Long-Term U.S. Government Fund
California Municipal Bond Fund	Low Duration Fund
Commercial Mortgage Securities Fund	Low Duration Fund II
CommodityRealReturn Strategy Fund	Low Duration Fund III
Convertible Fund	Moderate Duration Fund
Developing Local Markets Fund	Money Market Fund
Diversified Income Fund	Municipal Bond Fund
Emerging Markets Bond Fund	New York Municipal Bond Fund
European Convertible Fund	Real Return Fund
European StocksPLUS TR Strategy Fund	Real Return Fund II
Far East (ex-Japan) StocksPLUS TR Strategy Fund	Real Return Asset Fund
Floating Income Fund	RealEstateRealReturn Strategy Fund
Foreign Bond Fund (Unhedged)	Short Duration Municipal Income Fund
Foreign Bond Fund (U.S. Dollar-Hedged)	Short-Term Fund
Fundamental IndexPLUS	StocksPLUS Fund
Fundamental IndexPLUS TR Fund	StocksPLUS Municipal-Backed Fund
Global Bond Fund (Unhedged)	StocksPLUS Short Strategy Fund
Global Bond Fund (U.S. Dollar-Hedged)	StocksPLUS Total Return Fund
GNMA Fund	Total Return Fund
High Yield Fund	Total Return Fund II
International StocksPLUS TR Strategy Fund	Total Return Fund III
Investment Grade Corporate Bond Fund	Total Return Mortgage Fund
Japanese StocksPLUS TR Strategy Fund

INVESTMENT OBJECTIVES AND POLICIES

The investment objectives and general investment policies of each Fund are described in the Prospectuses. Additional information concerning the characteristics of certain of the Funds’ investments is set forth below. The All Asset and All Asset All Authority Funds invest only in Funds of the Trust, except each other. The PIMCO Funds in which the All Asset and All Asset All Authority Funds invest are referred to in this Statement as “Underlying Funds.” By investing in Underlying Funds, the All Asset and All Asset All Authority Funds may have indirect investment interests in some or all of the securities and instruments described below depending upon how their assets are allocated between the Underlying Funds.

Municipal Bonds

Each Fund may invest in securities issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities. It is a policy of each of the California Intermediate Municipal Bond, California Municipal Bond, Municipal Bond, New York Municipal Bond, Short Duration Municipal Income and StocksPLUS Municipal-Backed Funds (collectively, the “Municipal Funds”) to have 80% of its net assets invested in debt obligations the interest on which, in the opinion of bond counsel to the issuer at the time of issuance, is exempt from federal income tax (“Municipal Bonds”). In the case of the California Intermediate Municipal Bond, California Municipal Bond, and New York Municipal Bond Funds, the Funds will invest, under normal circumstances, at least 80% of their net assets in debt securities whose interest is, in the opinion of bond counsel for the issuers at the time of issuance, exempt from federal income tax and California or New York income tax, respectively. The ability of the Fund to invest in securities other than Municipal Bonds is limited by a requirement of the Internal Revenue Code that at least 50% of the Fund’s total assets be invested in Municipal Bonds at the end of each calendar quarter. See “Taxes.”

The Municipal Bond, Short Duration Municipal Income and StocksPLUS Municipal-Backed Funds may, from time to time, invest more than 25% of their total assets in Municipal Bonds of issuers in California and New York, and, if so, will be subject to the California and New York state-specific risks discussed in the “Summary of Risks” section of the Prospectuses

4

and in this “Municipal Bonds” section of this Statement of Additional Information, but neither Fund has any present intention to invest more than that amount in a particular state.

Municipal Bonds share the attributes of debt/fixed income securities in general, but are generally issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities. Specifically, California and New York Municipal Bonds generally are issued by or on behalf of the State of California and New York, respectively, and their political subdivisions and financing authorities, and local governments. The Municipal Bonds which the Municipal Funds may purchase include general obligation bonds and limited obligation bonds (or revenue bonds), including industrial development bonds issued pursuant to former federal tax law. General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from such issuer’s general revenues and not from any particular source. Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Tax-exempt private activity bonds and industrial development bonds generally are also revenue bonds and thus are not payable from the issuer’s general revenues. The credit and quality of private activity bonds and industrial development bonds are usually related to the credit of the corporate user of the facilities. Payment of interest on and repayment of principal of such bonds is the responsibility of the corporate user (and/or any guarantor).

Under the Internal Revenue Code, certain limited obligation bonds are considered “private activity bonds” and interest paid on such bonds is treated as an item of tax preference for purposes of calculating federal alternative minimum tax liability.

The Municipal Funds may invest in municipal lease obligations. A lease is not a full faith and credit obligation of the issuer and is usually backed only by the borrowing government’s unsecured pledge to make annual appropriations for lease payments. There have been challenges to the legality of lease financing in numerous states, and, from time to time, certain municipalities have considered not appropriating money for lease payments. In deciding whether to purchase a lease obligation, the Municipal Funds will assess the financial condition of the borrower, the merits of the project, the level of public support for the project, and the legislative history of lease financing in the state. These securities may be less readily marketable than other municipals. A Municipal Fund may also purchase unrated lease obligations if determined by PIMCO to be of comparable quality to rated securities in which the Fund is permitted to invest.

The Municipal Funds may seek to enhance their yield through the purchase of private placements. These securities are sold through private negotiations, usually to institutions or mutual funds, and may have resale restrictions. Their yields are usually higher than comparable public securities to compensate the investor for their limited marketability. A Municipal Fund may not invest more than 15% of its net assets in illiquid securities, including unmarketable private placements.

Some longer-term Municipal Bonds give the investor the right to “put” or sell the security at par (face value) within a specified number of days following the investor’s request—usually one to seven days. This demand feature enhances a security’s liquidity by shortening its effective maturity and enables it to trade at a price equal to or very close to par. If a demand feature terminates prior to being exercised, a Municipal Fund would hold the longer-term security, which could experience substantially more volatility.

The Municipal Funds may invest in municipal warrants, which are essentially call options on Municipal Bonds. In exchange for a premium, they give the purchaser the right, but not the obligation, to purchase a Municipal Bond in the future. A Municipal Fund might purchase a warrant to lock in forward supply in an environment where the current issuance of bonds is sharply reduced. Like options, warrants may expire worthless and they may have reduced liquidity. A Municipal Fund will not invest more than 5% of its net assets in municipal warrants.

The Municipal Funds may invest in Municipal Bonds with credit enhancements such as letters of credit, municipal bond insurance and Standby Bond Purchase Agreements (“SBPAs”). Letters of credit that are issued by a third party, usually a bank, to enhance liquidity and ensure repayment of principal and any accrued interest if the underlying Municipal Bond should default. Municipal bond insurance, which is usually purchased by the bond issuer from a private, nongovernmental insurance company, provides an unconditional and irrevocable guarantee that the insured bond’s principal and interest will be paid when due. Insurance does not guarantee the price of the bond or the share price of any fund. The credit rating of an insured bond reflects the credit rating of the insurer, based on its claims-paying ability. The obligation of a municipal bond insurance company to pay a claim extends over the life of each insured bond. Although defaults on insured Municipal Bonds have been low to date and municipal bond insurers have met their claims, there is no assurance this will continue. A higher-than-expected default rate could strain the insurer’s loss reserves and adversely affect its ability to pay claims to bondholders. The number of municipal bond insurers is relatively small, and not all of them have the highest rating. An SBPA is a liquidity facility provided to pay the purchase price of bonds that cannot be re-marketed. The obligation of the liquidity provider

5

(usually a bank) is only to advance funds to purchase tendered bonds that cannot be remarketed and does not cover principal or interest under any other circumstances. The liquidity provider’s obligations under the SBPA are usually subject to numerous conditions, including the continued creditworthiness of the underlying borrower.

The Municipal Funds may invest in Residual Interest Bonds (“RIBS”), which are created by dividing the income stream provided by an underlying bond to create two securities, one short term and one long term. The interest rate on the short-term component is reset by an index or auction process normally every seven to 35 days. After income is paid on the short-term securities at current rates, the residual income goes to the long-term securities. Therefore, rising short-term interest rates result in lower income for the longer-term portion, and vice versa. An investment in RIBS typically will involve greater risk than an investment in a fixed rate bond. RIBS have interest rates that bear an inverse relationship to the interest rate on another security or the value of an index. Because increases in the interest rate on the other security or index reduce the residual interest paid on a RIB, the value of a RIB is generally more volatile than that of a fixed rate bond. RIBS have interest rate adjustment formulas that generally reduce or, in the extreme, eliminate the interest paid to the Funds when short-term interest rates rise, and increase the interest paid to the Funds when short-term interest rates fall. RIBS have varying degrees of liquidity that approximate the liquidity of the underlying bond(s), and the market price for these securities is volatile. The longer-term bonds can be very volatile and may be less liquid than other Municipal Bonds of comparable maturity. These securities will generally underperform the market of fixed rate bonds in a rising interest rate environment, but tend to outperform the market of fixed rate bonds when interest rates decline or remain relatively stable. Although volatile, RIBS typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality, coupon, call provisions and maturity. To the extent permitted by each Fund’s investment objectives and general investment policies, a Fund, without limitation, may invest in RIBS.

The Municipal Funds also may invest in participation interests. Participation interests are various types of securities created by converting fixed rate bonds into short-term, variable rate certificates. These securities have been developed in the secondary market to meet the demand for short-term, tax-exempt securities. The Municipal Funds will invest only in securities deemed tax-exempt by a nationally recognized bond counsel, but there is no guarantee the interest will be exempt because the IRS has not issued a definitive ruling on the matter.

Municipal Bonds are subject to credit and market risk. Generally, prices of higher quality issues tend to fluctuate less with changes in market interest rates than prices of lower quality issues and prices of longer maturity issues tend to fluctuate more than prices of shorter maturity issues.

The Municipal Funds may purchase and sell portfolio investments to take advantage of changes or anticipated changes in yield relationships, markets or economic conditions. The Municipal Funds may also sell Municipal Bonds due to changes in PIMCO’s evaluation of the issuer or cash needs resulting from redemption requests for Fund shares. The secondary market for Municipal Bonds typically has been less liquid than that for taxable debt/fixed income securities, and this may affect the Fund’s ability to sell particular Municipal Bonds at then-current market prices, especially in periods when other investors are attempting to sell the same securities.

Prices and yields on Municipal Bonds are dependent on a variety of factors, including general money-market conditions, the financial condition of the issuer, general conditions of the Municipal Bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. A number of these factors, including the ratings of particular issues, are subject to change from time to time. Information about the financial condition of an issuer of Municipal Bonds may not be as extensive as that which is made available by corporations whose securities are publicly traded.

Each Fund may purchase custodial receipts representing the right to receive either the principal amount or the periodic interest payments or both with respect to specific underlying Municipal Bonds. In a typical custodial receipt arrangement, an issuer or third party owner of Municipal Bonds deposits the bonds with a custodian in exchange for two classes of custodial receipts. The two classes have different characteristics, but, in each case, payments on the two classes are based on payments received on the underlying Municipal Bonds. In no event will the aggregate interest paid with respect to the two classes exceed the interest paid by the underlying Municipal Bond. Custodial receipts are sold in private placements. The value of a custodial receipt may fluctuate more than the value of a Municipal Bond of comparable quality and maturity.

Obligations of issuers of Municipal Bonds are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. Congress or state legislatures may seek to extend the time for payment of principal or interest, or both, or to impose other constraints upon enforcement of such obligations. There is also the possibility that as a result of litigation or other conditions, the power or ability of issuers to meet their obligations for the payment of interest and principal on their Municipal Bonds may be materially affected or their obligations may be found to be invalid or unenforceable. Such litigation or conditions may from time to time have the effect of introducing uncertainties

6

in the market for Municipal Bonds or certain segments thereof, or of materially affecting the credit risk with respect to particular bonds. Adverse economic, business, legal or political developments might affect all or a substantial portion of a Fund’s Municipal Bonds in the same manner. In particular, the California Intermediate Municipal Bond, California Municipal Bond, and New York Municipal Bond Funds are subject to the risks inherent in concentrating investment in a particular state or region. The following summarizes information drawn from official statements, and other public documents available relating to issues potentially affecting securities offerings of issuers domiciled in the states of California and New York. PIMCO has not independently verified the information, but has no reason to believe that it is substantially different.

California. The California Intermediate Municipal Bond Fund and the California Municipal Bond Fund may be particularly affected by political, economic or regulatory developments affecting the ability of California issuers to pay interest or repay principal. Provisions of the California Constitution and State statutes that limit the taxing and spending authority of California governmental entities may impair the ability of California governmental issuers to maintain debt service on their obligations. Future California political and economic developments, constitutional amendments, legislative measures, executive orders, administrative regulations, litigation and voter initiatives could have an adverse effect on the debt obligations of California issuers. The information set forth below constitutes only a brief summary of a number of complex factors which may impact issuers of California Municipal Bonds. The information is derived from sources that are generally available to investors, including information promulgated by the State’s Department of Finance, the State’s Treasurer’s Office, and the Legislative Analyst’s Office. Such information has not been independently verified by the Funds, and the Funds assume no responsibility for the completeness or accuracy of such information. The information is intended to give recent historical description and is not intended to indicate future or continuing trends in the financial or other positions of California. It should be noted that the financial strength of local California issuers and the creditworthiness of obligations issued by local California issuers is not directly related to the financial strength of the State or the creditworthiness of obligations issued by the State, and there is no obligation on the part of the State to make payment on such local obligations in the event of default.

Certain debt obligations held by the California Intermediate Municipal Bond Fund and the California Municipal Bond Fund may be obligations of issuers that rely in whole or in substantial part on California state government revenues for the continuance of their operations and payment of their obligations. Whether and to what extent the California Legislature will continue to appropriate a portion of the State’s General Fund to counties, cities and their various entities, which do depend upon State government appropriations, is not entirely certain. To the extent local entities do not receive money from the state government to pay for their operations and services, their ability to pay debt service on obligations held by the California Intermediate Municipal Bond Fund and the California Municipal Bond Fund may be impaired.

Certain tax-exempt securities in which the California Intermediate Municipal Bond Fund and the California Municipal Bond Fund may invest may be obligations payable solely from the revenues of specific institutions, or may be secured by specific properties, which are subject to provisions of California law that could adversely affect the holders of such obligations. For example, the revenues of California health care institutions may be subject to state laws, and California law limits the remedies of a creditor secured by a mortgage or deed of trust on real property.

With a gross state product of nearly $1.5 trillion, California’s economy is the largest state economy in the United States. In addition to its size, California’s economy is diverse, with no industry sector accounting for more than one-quarter of the State’s output. While California’s economy is broad, it does have major concentrations in high technology, aerospace and defense-related manufacturing, entertainment, real estate and financial services, and may be sensitive to economic factors affecting those industries. One example of such potential sensitivity occurred from mid-1990 to late 1993, when the State suffered a recession. Construction, manufacturing (especially aerospace), and financial services, among others, were all severely affected, particularly in Southern California. More recently, reflective of the nationwide economic slowdown, the high technology sector of the State’s economy entered a cyclical downturn.

A series of reports after the start of the 2001-02 Fiscal Year indicated that both the national and the State economies entered a recession starting in 2001. In California, the impact was particularly felt in the high technology sector centered in the Bay Area/Silicon Valley, in the construction sector and in exports. The tragic events of September 11, 2001 exacerbated the impact of the weakened economy, especially on tourism-related industries and locations. Since the latter half of 2003, however, California’s economy has been improving. The Legislative Analyst’s Office predicts an expanding economy and strengthening revenues for the near future. However, it expects economic growth to slow modestly in 2005 due to high household debt levels, a rise in energy costs, and mild increases in interest rates. In the first eleven months of 2004, California non-farm payroll employment was 0.9% higher than a year earlier, comparing favorably with the first eleven months of 2003, when non-farm payroll employment was 0.4% lower than the year before. In 2004, the Bay Area began to gain jobs for the first time in almost four years. According to the State, personal income was estimated to have grown by

7

5.6% in 2004 and is forecasted to expand by 5.8% in 2005. Total revenues and transfer for the state of California are expected to increase by 4.3% in the 2005-06 fiscal year.

California has experienced difficulties with the supply and price of electricity and natural gas in much of the State since mid-2000, which are likely to continue for several years. California’s difficulties with energy supplies could pose serious risks to the State’s economy. The State instituted rolling electricity blackouts in 2001 and remains braced for anticipated energy shortages as well as increased energy costs. Former Governor Gray Davis directed the Department of Water Resources (“DWR”) to enter into contracts and arrangements for the purchase and sale of electric power as necessary to assist in mitigating the effects of the emergency (the “Power Supply Program”). The Power Supply Program was also implemented under legislation enacted in 2001 (the “Power Supply Act”) and by orders of the California Public Utilities Commission (“CPUC”). The Power Supply Act provided that the State funds advanced for energy purchases would be repaid by the issuance of revenue bonds, to be financed through ratepayer revenue in future years.

Under the Power Supply Act, the DWR has the sole authority to determine and present to the CPUC its revenue requirements, although they must be just and reasonable. The CPUC is required to set electric rates at a level sufficient to meet the DWR’s revenue requirements, which include the cost of debt service and the cost of the State’s power purchaser program. Effective January 1, 2003, the DWR no longer purchases power, except power provided under the terms of its existing contracts. However, the DWR retains the legal and financial responsibility for the existing contracts until such time as there is complete assignment of the contracts and release of DWR. The severity and long-term impact of energy supply problems on the State’s economy is difficult to predict, but any future significant interruptions in energy supply or rate increases could adversely affect California’s economy. Governor Arnold Schwarzenegger, who replaced Gray Davis as governor following the successful recall effort in 2003, has pushed to allow large-scale power users to obtain competitive rates through direct access to power producers.

In March 2004, voters approved Proposition 57, the California Economic Recovery Bond Act, authorizing the issuance of up to $15 billion in bonds to finance the State’s negative General Fund balance (“ERBs”). Under the Act, the State will not be permitted to use more than $15 billion of net proceeds of any bonds issued to address the inherited debt. The ERBs replace the previously authorized “Fiscal Recovery Bonds.”

The repayment of the ERBs will be secured by a pledge of revenues from an increase in the State’s share of the sales and use tax of 0.25 percent starting July 1, 2004, which will be deposited in the Fiscal Recovery Fund. Local governments’ shares of the sales and use tax will be decreased by a commensurate amount. The new sales and use tax rates will automatically revert to current levels as soon as the ERBs are repaid. The repayment of the ERBs may be accelerated with transfers from the State’s Budget Stabilization Fund, as specified in the Balanced Budget Amendment. In the event the dedicated revenue falls short, the State also would pledge its full faith and credit by using General Fund revenues to repay the debt service. As of July 11, 2005 California’s outstanding debt totals $56 billion. This outstanding debt includes $10.9 billion in ERB’s, $36.5 billion of outstanding state general obligation bonds, $5.7 billion of general fund supported lease revenue bonds, and $2.5 billion of general fund enhanced tobacco settlement bonds. Fitch Ratings considers California’s debt levels to be “moderate” with respect to outstanding general obligation bonds.

Also in March 2004, voters approved Proposition 58, which amended the California State Constitution to require balanced budgets in the future. It also requires the State to contribute to a special reserve of 1 percent of revenues in 2006-07, 2 percent in 2007-08, and 3 percent in subsequent years. This special reserve will be used to repay the ERBs and provide a “rainy-day” fund for future economic downturns or natural disasters. The amendment allows the Governor to declare a fiscal emergency whenever he or she determines that General Fund revenues will decline below budgeted expenditures, or expenditures will increase substantially above available resources. Finally, it requires the State legislature to take action on legislation proposed by the Governor to address fiscal emergencies.

In November, 2004, voters approved Proposition 60A, which dedicates proceeds from sale of surplus property purchased with General Fund monies to payment of principal and interest on ERB’s approved in March 2004 by Proposition 57. This will likely accelerate repayment, by a few months, of these bonds.

On January 10, 2005, Governor Schwarzenegger released his Proposed Budget for 2005-06 (the “2005-06 Budget”). In the face of increasing revenues, this balanced budget proposal provides for a 4.2% increase in General Fund spending over the previous year to protect programs like education and social services. This proposal attempts to close a budget cap of over $9 billion.

As of July 14, 2005, California’s general obligation bonds have been assigned ratings of A, A2, and A by S&P, Moody’s and Fitch, respectively. Moody’s upgraded California’s rating in July 2005, citing an established trend of recovery

8

in California’s economy and improved financial outlook. Fitch has upgraded its previous negative outlook regarding California’s bonds because of its improved economic and revenue performance. The agencies continue to monitor the state’s budget deliberations closely to determine whether or not to alter the current ratings. It should be recognized that these ratings are not an absolute standard of quality, but rather general indicators. Such ratings reflect only the view of the originating rating agencies, from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings, or either of them, may have an effect on the market price of the State Municipal Obligations in which the California Intermediate Municipal Bond Fund or the California Municipal Bond Fund invest.

Revenue bonds represent both obligations payable from State revenue-producing enterprises and projects, which are not payable from the General Fund, and conduit obligations payable only from revenues paid by private users of facilities financed by such revenue bonds, are liable. Such enterprises and projects include transportation projects, various public works and exposition projects, educational facilities (including the California State University and University of California systems), housing, health facilities, and pollution control facilities.

The State is party to numerous legal proceedings, many of which normally occur in governmental operations and which, if decided against the State, might require the State to make significant future expenditures or impair future revenue sources.

Constitutional and statutory amendments as well as budget developments may affect the ability of California issuers to pay interest and principal on their obligations. The overall effect may depend upon whether a particular California tax-exempt security is a general or limited obligation bond and on the type of security provided for the bond. It is possible that measures affecting the taxing or spending authority of California or its political subdivisions may be approved or enacted in the future.

New York. Because the New York Municipal Bond Fund concentrates its investments in New York tax-exempt bonds, the Fund may be affected significantly by economic or regulatory developments, affecting the ability of New York tax-exempt issuers to pay interest or repay principal. Investors should be aware that certain issuers of New York tax-exempt securities have at times experienced serious financial difficulties. A reoccurrence of these difficulties may impair the ability of certain New York issuers to maintain debt service on their obligations. The following information provides only a brief summary of the complex factors affecting the financial situation in New York and is derived from sources that are generally available to investors. The information is intended to give a recent historical description and is not intended to indicate future or continuing trends in the financial or other positions of New York. It should be noted that the creditworthiness of obligations issued by local New York issuers may be unrelated to the creditworthiness of obligations issued by New York city and state agencies, and that there is no obligation on the part of New York State to make payment on such local obligations in the event of default.

The events of September 11, 2001 had a significant impact upon the New York State economy and more directly on that of New York City. Prior to September 11, the nation’s and the State’s economies had been weakening and the loss of over seventy thousand jobs in New York City as a direct result of September 11 produced material budgetary pressures including increased budget gaps for New York City and reductions to the State surpluses.

New York State has historically been one of the wealthiest states in the nation, maintaining the second largest economy in the United States. For decades, however, the State’s economy grew more slowly than that of the nation as a whole, gradually eroding the State’s relative economic affluence, as urban centers lost the more affluent to the suburbs and people and businesses migrated to the South and the West. While the growth of New York State’s economy has equaled or exceeded national trends, the events of September 11 and the corporate governance scandals resulted in a much sharper downturn than the rest of the nation. It appears, however, that the New York State economy has begun to emerge from recession. In 2004, the State economy began to grow after more than two years of decline.

The State has for many years imposed a very high, relative to other states, state and local tax burden on residents. The burden of state and local taxation in combination with the many other causes of regional economic dislocation, has contributed to the decisions of some businesses and individuals to relocate outside, or not locate within New York. The economic and financial condition of the State also may be affected by various financial, social, economic and political factors. For example, the securities industry is more central to New York’s economy than to the national economy, therefore any significant decline in stock market performance could adversely affect the State’s income and employment levels. Furthermore, such social, economic and political factors can be very complex, may vary from year to year and can be the

9

result of actions taken not only by the State and its agencies and instrumentalities, but also by entities, such as the Federal government, that are not under the control of the State.

The fiscal stability of New York State is related to the fiscal stability of the State’s municipalities, its agencies and authorities (which generally finance, construct and operate revenue-producing public benefit facilities). This is due in part to the fact that agencies, authorities and local governments in financial trouble often seek State financial assistance. The experience has been that if New York City or any of its agencies or authorities suffers serious financial difficulty, both the ability of the State, New York City, the State’s political subdivisions, the agencies and the authorities to obtain financing in the public credit markets and the market price of outstanding New York tax-exempt securities will be adversely affected.

On February 12, 2004, the Office of the State Deputy Comptroller issued a report that concluded that New York City had overcome its most serious fiscal challenge since the 1970s, and that despite the budget risks cited in the report, New York City would end FY 2004 with a substantial budget surplus and have little difficulty balancing the FY 2005 budget because it can draw upon reserves and other resources if needed. The report cautioned that continued progress toward recurring budget balance would depend upon sustained economic improvement, an affordable labor agreement, and a reduction in the projected growth in nondiscretionary spending. The City of New York Executive Budget for the Fiscal Year 2006 provides for a balanced budget of $49.7 billion and projects an operating surplus of $3.3 billion, used to help balance the Budget. The Budget also predicts significant budget gaps for Fiscal Year 2007 and beyond.

On January 28, 2005, Governor Pataki proposed a Budget that closed a $4.2 bullion dollar deficit. In March, 2005, a balanced Budget was approved by the State legislature. It represents a spending increase of 4.3% over the 2004-05 budget. However, it is predicated on an ever-increasing level of non-recurring resources—using one-time resources to pay for ongoing costs. The Office of the State Comptroller believes this practice only prolongs the State’s fiscal instability since a solution to the greater problems is delayed for another fiscal year. The 2005-06 Budged relies upon a total increase in outstanding debt of $7.7 billion as compared to 2004-05. By 2009-10, the State is projected to have over $55 billion in outstanding debt, representing a 52% increase from 2000.

State actions affecting the level of receipts and disbursements, the relative strength of the State and regional economies and actions of the federal government may create budget gaps for the State. These gaps may result from significant disparities between recurring revenues and the costs of maintaining or increasing the level of spending for State programs. To address a potential imbalance in any given fiscal year, the State would be required to take actions to increase receipts and/or reduce disbursements as it enacts the budget for that year. Under the State constitution, the governor is required to propose a balanced budget each year. There can be no assurance, however, that the legislature will enact the governor’s proposals or that the State’s actions will be sufficient to preserve budgetary balance in a given fiscal year or to align recurring receipts and disbursements in future fiscal years.

The fiscal stability of the State is related to the fiscal stability of its public authorities. Authorities have various responsibilities, including those that finance, construct and/or operate revenue-producing public facilities. Authorities are not subject to the constitutional restrictions on the incurrence of debt that apply to the State itself, and may issue bonds and notes within the amounts and restrictions set forth in their legislative authorization.

Authorities are generally supported by revenues generated by the projects financed or operated, such as tolls charged for use of highways, bridges or tunnels, charges for electric power, electric and gas utility services, rentals charged for housing units and charges for occupancy at medical care facilities. In addition, State legislation authorizes several financing techniques for authorities. Also, there are statutory arrangements providing for State local assistance payments otherwise payable to localities, to be made under certain circumstances directly to the authorities. Although the State has no obligation to provide additional assistance to localities whose local assistance payments have been paid to authorities under these arrangements, if local assistance payments are diverted the affected localities could seek additional State assistance. Some authorities also receive monies from State appropriations to pay for the operating costs of certain of their programs.

As of July 9, 2004, S&P had given New York State’s general obligation bonds a rating of AA and Fitch had given the bonds a rating of AA-. As of February 24, 2005, Moody’s had given the State’s general obligation bonds a rating of A1/Positive. Moody’s based its rating on New York’s broad-based, mature and wealthy economy. Such ratings reflect only the view of the originating rating agencies, from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency originally establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings, or either of them, may have an effect on the market price of the State municipal obligations in which the New York Municipal Bond Fund invests.

10

Over the long term, the State and New York City may face potential economic problems. New York City accounts for a large portion of the State’s population and personal income, and New York City’s financial health affects the State in numerous ways. New York City continues to require significant financial assistance from the State and depends on State aid to both enable it to balance its budget and to meet its cash requirements. The State could also be affected by the ability of the City to market its securities successfully in the public credit markets.

Mortgage-Related and Other Asset-Backed Securities

Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations. See “Mortgage Pass-Through Securities.” Certain of the Funds may also invest in debt securities which are secured with collateral consisting of mortgage-related securities (see “Collateralized Mortgage Obligations”).

Mortgage Pass-Through Securities. Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a “pass-through” of the monthly payments made by the individual borrowers on their residential or commercial mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by the “Government National Mortgage Association,” or “GNMA”) are described as “modified pass-through.” These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. To the extent that unanticipated rates of pre-payment on underlying mortgages increase in the effective duration of a mortgage-related security, the volatility of such security can be expected to increase.

The principal governmental guarantor of mortgage-related securities is GNMA. GNMA is a wholly owned United States Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the United States Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgages insured by the Federal Housing Administration (the “FHA”), or guaranteed by the Department of Veterans Affairs (the “VA”).

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”). FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the United States Government. FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private stockholders. FHLMC issues Participation Certificates (“PCs”) which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

FNMA and FHLMC have both recently faced scrutiny regarding their accounting practices and policies. In supplements to its recent offerings, FNMA announced that both the Office of Federal Housing Enterprise Oversight (“OFHEO”) and the Office of the Chief Accountant of the SEC have raised a number of questions and concerns about FNMA’s accounting policies and practices and its conformance to generally accepted accounting principles (“GAAP”). FNMA has further announced that interim and audited financial statements for the period beginning January 2001 through the second quarter of 2004 should not be relied upon. In its Information Statement and Annual Report for the fiscal year ended December 31, 2004, FHLMC revealed that it had identified material weaknesses relating to its internal controls and technology applications that affected its financial reporting systems. While FHLMC has restated its recent years’ financial

11

statements to conform to GAAP, FNMA is currently in the process of restating its recent years’ financial statements and conforming its accounting processes to GAAP. Additionally, there has been ongoing concern expressed by critics and certain members of Congress over the size of the borrowing and purchasing activities of both companies and the impact they have on the U.S. economy. Congress has yet to make clear any legislative actions it plans to take to address these accounting issues and ongoing concerns. However, legislation may be enacted in the future that limits the size and scope of the activities of both FNMA and FHLMC and/or subjects these companies to further regulatory oversight.

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities or private insurers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the Trust’s investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The Funds may buy mortgage-related securities without insurance or guarantees if, through an examination of the loan experience and practices of the originator/servicers and poolers, PIMCO determines that the securities meet the Trust’s quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable. No Fund will purchase mortgage-related securities or any other assets which in PIMCO’s opinion are illiquid if, as a result, more than 15% of the value of the Fund’s net assets will be illiquid (10% in the case of the Liquid Assets and Money Market Funds).

Mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are not subject to the Funds’ industry concentration restrictions, set forth below under “Investment Restrictions,” by virtue of the exclusion from that test available to all U.S. Government securities. In the case of privately issued mortgage-related securities, the Funds take the position that mortgage-related securities do not represent interests in any particular “industry” or group of industries. The assets underlying such securities may be represented by a portfolio of first lien residential mortgages (including both whole mortgage loans and mortgage participation interests) or portfolios of mortgage pass-through securities issued or guaranteed by GNMA, FNMA or FHLMC. Mortgage loans underlying a mortgage-related security may in turn be insured or guaranteed by the FHA or the VA. In the case of private issue mortgage-related securities whose underlying assets are neither U.S. Government securities nor U.S. Government-insured mortgages, to the extent that real properties securing such assets may be located in the same geographical region, the security may be subject to a greater risk of default than other comparable securities in the event of adverse economic, political or business developments that may affect such region and, ultimately, the ability of residential homeowners to make payments of principal and interest on the underlying mortgages.

Collateralized Mortgage Obligations (CMOs). A CMO is a debt obligation of a legal entity that is collateralized by mortgages and divided into classes. Similar to a bond, interest and prepaid principal is paid, in most cases, on a monthly basis. CMOs may be collateralized by whole mortgage loans or private mortgage bonds, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Actual maturity and average life will depend upon the pre-payment experience of the collateral. In the case of certain CMOs (known as “sequential pay” CMOs), payments of principal received from the pool of underlying mortgages, including pre-payments, are applied to the classes of CMOs in the order of their respective final distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs until all other classes having an earlier final distribution date have been paid in full.

In a typical CMO transaction, a corporation (“issuer”) issues multiple series (e.g., A, B, C, Z) of CMO bonds (“Bonds”). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates (“Collateral”). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C Bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

12

Commercial Mortgage-Backed Securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. The market for commercial mortgage-backed securities developed more recently and in terms of total outstanding principal amount of issues is relatively small compared to the market for residential single-family mortgage-backed securities. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Other Mortgage-Related Securities. Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including mortgage dollar rolls, CMO residuals or stripped mortgage-backed securities (“SMBS”). Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.

CMO Residuals. CMO residuals are mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses and any management fee of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the pre-payment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to pre-payments on the related underlying mortgage assets, in the same manner as an interest-only (“IO”) class of stripped mortgage-backed securities. See “Other Mortgage-Related Securities—Stripped Mortgage-Backed Securities.” In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-backed securities, in certain circumstances a Fund may fail to recoup fully its initial investment in a CMO residual.

CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. The CMO residual market has only very recently developed and CMO residuals currently may not have the liquidity of other more established securities trading in other markets. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may, or pursuant to an exemption therefrom, may not have been registered under the Securities Act of 1933, as amended (the “1933 Act”). CMO residuals, whether or not registered under the 1933 Act, may be subject to certain restrictions on transferability, and may be deemed “illiquid” and subject to a Fund’s limitations on investment in illiquid securities.

Adjustable Rate Mortgage Backed Securities. Adjustable rate mortgage-backed securities (ARMBSs) have interest rates that reset at periodic intervals. Acquiring ARMBSs permits a Fund to participate in increases in prevailing current interest rates through periodic adjustments in the coupons of mortgages underlying the pool on which ARMBSs are based. Such ARMBSs generally have higher current yield and lower price fluctuations than is the case with more traditional fixed income debt securities of comparable rating and maturity. In addition, when prepayments of principal are made on the underlying mortgages during periods of rising interest rates, a Fund can reinvest the proceeds of such prepayments at rates higher than those at which they were previously invested. Mortgages underlying most ARMBSs, however, have limits on the allowable annual or lifetime increases that can be made in the interest rate that the mortgagor pays. Therefore, if current interest rates rise above such limits over the period of the limitation, a Fund holding an ARMBS does not benefit from further increases in interest rates. Moreover, when interest rates are in excess of coupon rates (i.e., the rates being paid by mortgagors) of the mortgages, ARMBSs behave more like fixed income securities and less like adjustable rate securities and are subject to the risks associated with fixed income securities. In addition, during periods of rising interest rates, increases in the coupon rate of adjustable rate mortgages generally lag current market interest rates slightly, thereby creating the potential for capital depreciation on such securities.

Stripped Mortgage-Backed Securities. SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including

13

savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including pre-payments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund’s yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated pre-payments of principal, a Fund may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed “illiquid” and subject to a Fund’s limitations on investment in illiquid securities.

Collateralized Debt Obligations. The Funds may invest in collateralized debt obligations (“CDOs”), which includes collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

For both CBOs and CLOs, the cashflows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Funds as illiquid securities, however an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities discussed elsewhere in this SAI and the Funds’ Prospectuses (e.g., interest rate risk and default risk), CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Other Asset-Backed Securities. PIMCO expects that other asset-backed securities (unrelated to mortgage loans) will be offered to investors in the future. Several types of asset-backed securities have already been offered to investors, including Certificates for Automobile Receivables/SM/ (“CARS/SM/”). CARS/SM/ represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARS/SM/ are passed through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. An investor’s return on CARS/SM/ may be affected by early pre-payment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.

14

Consistent with a Fund’s investment objectives and policies, PIMCO also may invest in other types of asset-backed securities.

Real Estate Securities and Related Derivatives

Certain of the Funds (in particular, the RealEstateRealReturn Strategy Fund) may gain exposure to the real estate sector by investing in real estate-linked derivatives, real estate investment trusts (“REITs”), and common, preferred and convertible securities of issuers in real estate-related industries. Each of these types of investments are subject to risks similar to those associated with direct ownership of real estate, including loss to casualty or condemnation, increases in property taxes and operating expenses, zoning law amendments, changes in interest rates, overbuilding and increased competition, variations in market value, and possible environmental liabilities.

REITs are pooled investment vehicles that own, and typically operate, income-producing real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is not taxed on the income distributed to shareholders. REITs are subject to management fees and other expenses, and so Funds that invest in REITs will bear their proportionate share of the costs of the REITs’ operations.

There are three general categories of REITs: Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest primarily in direct fee ownership or leasehold ownership of real property; they derive most of their income from rents. Mortgage REITs invest mostly in mortgages on real estate, which may secure construction, development or long-term loans, the main source of their income is mortgage interest payments. Hybrid REITs hold both ownership and mortgage interests in real estate.

Along with the risks common to different types of real estate-related securities, REITs, no matter the type, involve additional risk factors. These include poor performance by the REIT’s manager, changes to the tax laws, and failure by the REIT to qualify for tax-free distribution of income or exemption under the 1940 Act. Furthermore, REITs are not diversified and are heavily dependent on cash flow.

Bank Obligations

Bank obligations in which the Funds may invest include certificates of deposit, bankers’ acceptances, and fixed time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. A Fund will not invest in fixed time deposits which (1) are not subject to prepayment or (2) provide for withdrawal penalties upon prepayment (other than overnight deposits) if, in the aggregate, more than 15% of its net assets (10% in the case of the Liquid Assets and Money Market Funds) would be invested in such deposits, repurchase agreements maturing in more than seven days and other illiquid assets.

The California Intermediate Municipal Bond, California Municipal Bond, Commercial Mortgage Securities, GNMA, Liquid Assets, Long-Term U.S. Government, Low Duration II, Money Market, Municipal Bond, New York Municipal Bond, Real Return II, Short Duration Municipal Income, Total Return II and Total Return Mortgage Funds may invest in the same types of bank obligations as the other Funds, but they must be U.S. dollar-denominated. Subject to the Trust’s limitation on concentration of no more than 25% of its total assets in the securities of issuers in a particular industry, there is no limitation on the amount of a Fund’s assets which may be invested in obligations of foreign banks which meet the conditions set forth herein.

Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of United States banks, including the possibilities that their liquidity could be impaired because of future political and economic developments, that their obligations may be less marketable than comparable obligations of United States banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to

15

United States banks. Foreign banks are not generally subject to examination by any U.S. Government agency or instrumentality.

Loan Participations

Certain Funds may purchase participations in commercial loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Funds may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing loan participations, a Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The participation interests in which a Fund intends to invest may not be rated by any nationally recognized rating service.

A loan is often administered by an agent bank acting as agent for all holders. The agent bank administers the terms of the loan, as specified in the loan agreement. In addition, the agent bank is normally responsible for the collection of principal and interest payments from the corporate borrower and the apportionment of these payments to the credit of all institutions which are parties to the loan agreement. Unless, under the terms of the loan or other indebtedness, a Fund has direct recourse against the corporate borrower, the Fund may have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies against a corporate borrower.

A financial institution’s employment as agent bank might be terminated in the event that it fails to observe a requisite standard of care or becomes insolvent. A successor agent bank would generally be appointed to replace the terminated agent bank, and assets held by the agent bank under the loan agreement should remain available to holders of such indebtedness. However, if assets held by the agent bank for the benefit of a Fund were determined to be subject to the claims of the agent bank’s general creditors, the Fund might incur certain costs and delays in realizing payment on a loan or loan participation and could suffer a loss of principal and/or interest. In situations involving other interposed financial institutions (e.g., an insurance company or governmental agency) similar risks may arise.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the corporate borrower for payment of principal and interest. If a Fund does not receive scheduled interest or principal payments on such indebtedness, the Fund’s share price and yield could be adversely affected. Loans that are fully secured offer a Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated.

The Funds may invest in loan participations with credit quality comparable to that of issuers of its securities investments. Indebtedness of companies whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. Some companies may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Consequently, when investing in indebtedness of companies with poor credit, a Fund bears a substantial risk of losing the entire amount invested.

Each Fund limits the amount of its total assets that it will invest in any one issuer or in issuers within the same industry (see “Investment Restrictions”). For purposes of these limits, a Fund generally will treat the corporate borrower as the “issuer” of indebtedness held by the Fund. In the case of loan participations where a bank or other lending institution serves as a financial intermediary between a Fund and the corporate borrower, if the participation does not shift to the Fund the direct debtor-creditor relationship with the corporate borrower, Securities and Exchange Commission (“SEC”) interpretations require the Fund to treat both the lending bank or other lending institution and the corporate borrower as “issuers” for the purposes of determining whether the Fund has invested more than 5% of its total assets in a single issuer. Treating a financial intermediary as an issuer of indebtedness may restrict a Funds’ ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

Loans and other types of direct indebtedness may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of indebtedness may require weeks to complete. Consequently, some indebtedness may be difficult or impossible to dispose of readily at what PIMCO believes to be a fair price. In addition, valuation of illiquid indebtedness involves a greater degree of judgment in determining a Fund’s net asset value than if that value were based on available market quotations, and could result in significant variations in the Fund’s daily share price. At the same time, some loan interests are traded among certain financial institutions and accordingly may be deemed liquid. As the market for different types of indebtedness develops, the liquidity of these instruments is expected to improve. In addition, the Funds currently intend to treat indebtedness for which there is no readily available market as illiquid for purposes of the

16

Funds’ limitation on illiquid investments. Investments in loan participations are considered to be debt obligations for purposes of the Trust’s investment restriction relating to the lending of funds or assets by a Fund.

Investments in loans through a direct assignment of the financial institution’s interests with respect to the loan may involve additional risks to the Funds. For example, if a loan is foreclosed, a Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a Fund could be held liable as co-lender. It is unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. In the absence of definitive regulatory guidance, the Funds rely on PIMCO’s research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the Funds.

Corporate Debt Securities

A Fund’s investments in U.S. dollar or foreign currency-denominated corporate debt securities of domestic or foreign issuers are limited to corporate debt securities (corporate bonds, debentures, notes and other similar corporate debt instruments, including convertible securities) which meet the minimum ratings criteria set forth for the Fund, or, if unrated, are in PIMCO’s opinion comparable in quality to corporate debt securities in which the Fund may invest.

Corporate income-producing securities may include forms of preferred or preference stock. The rate of interest on a corporate debt security may be fixed, floating or variable, and may vary inversely with respect to a reference rate. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies. Debt securities may be acquired with warrants attached.

Securities rated Baa and BBB are the lowest which are considered “investment grade” obligations. Moody’s describes securities rated Baa as “medium-grade” obligations; they are “neither highly protected nor poorly secured ... [i]nterest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.” S&P describes securities rated BBB as “regarded as having an adequate capacity to pay interest and repay principal. [w]hereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal. than in higher rated categories.” For a discussion of securities rated below investment grade, see “High Yield Securities (“Junk Bonds”)” below.

High Yield Securities (“Junk Bonds”)

Investments in securities rated below investment grade that are eligible for purchase by certain of the Funds are described as “speculative” by both Moody’s and S&P. Investment in lower rated corporate debt securities (“high yield securities” or “junk bonds”) generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but they also typically entail greater price volatility and principal and income risk. These high yield securities are regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Analysis of the creditworthiness of issuers of debt securities that are high yield may be more complex than for issuers of higher quality debt securities.

High yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of high yield securities have been found to be less sensitive to interest-rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield security prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of high yield securities defaults, in addition to risking payment of all or a portion of interest and principal, the Funds investing in such securities may incur additional expenses to seek recovery. In the case of high yield securities structured as zero-coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities which pay interest periodically and in cash. PIMCO seeks to reduce these risks through diversification, credit analysis and attention to current developments and trends in both the economy and financial markets.

The secondary market on which high yield securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading market could adversely affect the price at which the Funds could sell a high yield security, and could adversely affect the daily net asset value of the shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield securities, especially in a thinly-traded market. When secondary markets for high yield securities are less liquid than the market for higher grade

17

securities, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available. PIMCO seeks to minimize the risks of investing in all securities through diversification, in-depth credit analysis and attention to current developments in interest rates and market conditions.

The use of credit ratings as the sole method of evaluating high yield securities can involve certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield securities. Also, credit rating agencies may fail to change credit ratings in a timely fashion to reflect events since the security was last rated. PIMCO does not rely solely on credit ratings when selecting securities for the Funds, and develops its own independent analysis of issuer credit quality. If a credit rating agency changes the rating of a portfolio security held by a Fund, the Fund may retain the portfolio security if PIMCO deems it in the best interest of shareholders.

Participation on Creditors Committees

A Fund may from time to time participate on committees formed by creditors to negotiate with the management of financially troubled issuers of securities held by the Fund. Such participation may subject a Fund to expenses such as legal fees and may make a Fund an “insider” of the issuer for purposes of the federal securities laws, and therefore may restrict such Fund’s ability to trade in or acquire additional positions in a particular security when it might otherwise desire to do so. Participation by a Fund on such committees also may expose the Fund to potential liabilities under the federal bankruptcy laws or other laws governing the rights of creditors and debtors. A Fund will participate on such committees only when PIMCO believes that such participation is necessary or desirable to enforce the Fund’s rights as a creditor or to protect the value of securities held by the Fund.

Variable and Floating Rate Securities

Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as based on a change in the prime rate. The Liquid Assets and Money Market Funds may invest in a variable rate security having a stated maturity in excess of 397 calendar days if the interest rate will be adjusted, and the Fund may demand payment of principal from the issuers, within the period.

Certain Funds may invest in floating rate debt instruments (“floaters”) and (except the Liquid Assets and Money Market Funds) engage in credit spread trades. The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. While, because of the interest rate reset feature, floaters provide a Fund with a certain degree of protection against rises in interest rates, a Fund will participate in any declines in interest rates as well. A credit spread trade is an investment position relating to a difference in the prices or interest rates of two securities or currencies, where the value of the investment position is determined by movements in the difference between the prices or interest rates, as the case may be, of the respective securities or currencies.

Each Fund (except the Liquid Assets and Money Market Funds) may also invest in inverse floating rate debt instruments (“inverse floaters”). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floating rate security may exhibit greater price volatility than a fixed rate obligation of similar credit quality. Each Fund (except the Money Market Fund) may invest up to 5% of its total assets in any combination of mortgage-related or other asset-backed inverse floater, interest only (“IO”), or principal only (“PO”) securities.

Inflation-Indexed Bonds

Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the CPI accruals as part of a semiannual coupon.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. For example, if a Fund purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and inflation over the first six months were 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual

18

interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole years’ inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Event-Linked Exposure

Certain Funds may obtain event-linked exposure by investing in “event-linked bonds” or “event-linked swaps,” or implement “event-linked strategies.” Event-linked exposure results in gains that typically are contingent on the non-occurrence of a specific “trigger” event, such as a hurricane, earthquake, or other physical or weather-related phenomena. Some event-linked bonds are commonly referred to as “catastrophe bonds.” They may be issued by government agencies, insurance companies, reinsurers, special purpose corporations or other on-shore or off-shore entities (such special purpose entities are created to accomplish a narrow and well-defined objective, such as the issuance of a note in connection with a reinsurance transaction). If a trigger event causes losses exceeding a specific amount in the geographic region and time period specified in a bond, a Fund investing in the bond may lose a portion or all of its principal invested in the bond. If no trigger event occurs, the Fund will recover its principal plus interest. For some event-linked bonds, the trigger event or losses may be based on company-wide losses, index-portfolio losses, industry indices, or readings of scientific instruments rather than specified actual losses. Often the event-linked bonds provide for extensions of maturity that are mandatory, or optional at the discretion of the issuer, in order to process and audit loss claims in those cases where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. In addition to the specified trigger events, event-linked bonds may also expose the Fund to certain unanticipated risks including but not limited to issuer risk, credit risk, counterparty risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences.

Event-linked bonds are a relatively new type of financial instrument. As such, there is no significant trading history of these securities, and there can be no assurance that a liquid market in these instruments will develop. See “Illiquid Securities” below. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that a Fund may be forced to liquidate positions when it would not be advantageous to do so. Event-linked bonds are typically rated, and a Fund will only invest in catastrophe bonds that meet the credit quality requirements for the Fund.

Convertible Securities

19

A convertible debt security is a bond, debenture, note, or other security that entitles the holder to acquire common stock or other equity securities of the same or a different issuer. A convertible security generally entitles the holder to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to non-convertible debt securities. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, generally entail less risk than the corporation’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

Because of the conversion feature, the price of the convertible security will normally fluctuate in some proportion to changes in the price of the underlying asset, and as such is subject to risks relating to the activities of the issuer and/or general market and economic conditions. The income component of a convertible security may tend to cushion the security against declines in the price of the underlying asset. However, the income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer. In addition, convertible securities are often lower-rated securities.

A convertible security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by a Fund is called for redemption, the Fund would be required to permit the issuer to redeem the security and convert it to underlying common stock, or would sell the convertible security to a third party, which may have an adverse effect on the Fund’s ability to achieve its investment objective. A Fund generally would invest in convertible securities for their favorable price characteristics and total return potential and would normally not exercise an option to convert unless the security is called or conversion is forced.

Warrants to Purchase Securities

The Funds may invest in or acquire warrants to purchase equity or fixed income securities. Warrants are instruments that give the holder the right, but not the obligation, to buy a security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments. Bonds with warrants attached to purchase equity securities have many characteristics of convertible bonds and their prices may, to some degree, reflect the performance of the underlying stock. Bonds also may be issued with warrants attached to purchase additional fixed income securities at the same coupon rate. A decline in interest rates would permit a Fund to buy additional bonds at the favorable rate or to sell the warrants at a profit. If interest rates rise, the warrants would generally expire with no value.

A Fund will not invest more than 5% of its net assets, valued at the lower of cost or market, in warrants to purchase securities. Warrants acquired in units or attached to securities will be deemed without value for purposes of this restriction.

Foreign Securities

Each Fund (except the California Intermediate Municipal Bond, California Municipal Bond, Long-Term U.S. Government, Low Duration II, Municipal Bond, New York Municipal Bond, Short Duration Municipal Income, StocksPLUS Municipal-Backed and Total Return II Funds) may invest in corporate debt securities of foreign issuers (including preferred or preference stock), certain foreign bank obligations (see “Bank Obligations”) and U.S. dollar or foreign currency-denominated obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. The Commercial Mortgage Securities, GNMA, Liquid Assets, Money Market, Real Return II and Total Return Mortgage Funds may invest in securities of foreign issuers only if they are U.S. dollar-denominated.

Securities traded in certain emerging market countries, including the emerging market countries in Eastern Europe, may be subject to risks in addition to risks typically posed by international investing due to the inexperience of financial intermediaries, the lack of modern technology, and the lack of a sufficient capital base to expand business operations. Additionally, former Communist regimes of a number of Eastern European countries previously expropriated a large amount of property, the claims on which have not been entirely settled. There can be no assurance that a Fund’s investments in Eastern Europe will not also be expropriated, nationalized or otherwise confiscated.

20

Each Fund (except the California Intermediate Municipal Bond, California Municipal Bond, Long-Term U.S. Government, Low Duration II, Municipal Bond, New York Municipal Bond, Short Duration Municipal Income, StocksPLUS Municipal-Backed and Total Return II Funds) may invest in Brady Bonds. Brady Bonds are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the “Brady Plan”). Brady Plan debt restructurings have been implemented in a number of countries, including: Argentina, Bolivia, Brazil, Bulgaria, Costa Rica, the Dominican Republic, Ecuador, Jordan, Mexico, Niger, Nigeria, Panama, Peru, the Philippines, Poland, Uruguay, and Venezuela.

Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar) and are actively traded in the over-the-counter secondary market. Brady Bonds are not considered to be U.S. Government securities. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized on a one-year or longer rolling-forward basis by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of interest payments or, in the case of floating rate bonds, initially is equal to at least one year’s interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to “value recovery payments” in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Brady Bonds are often viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the “residual risk”).

Most Mexican Brady Bonds issued to date have principal repayments at final maturity fully collateralized by U.S. Treasury zero coupon bonds (or comparable collateral denominated in other currencies) and interest coupon payments collateralized on an 18-month rolling-forward basis by funds held in escrow by an agent for the bondholders. A significant portion of the Venezuelan Brady Bonds and the Argentine Brady Bonds issued to date have principal repayments at final maturity collateralized by U.S. Treasury zero coupon bonds (or comparable collateral denominated in other currencies) and/or interest coupon payments collateralized on a 14-month (for Venezuela) or 12-month (for Argentina) rolling-forward basis by securities held by the Federal Reserve Bank of New York as collateral agent.

Brady Bonds involve various risk factors including residual risk and the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds. There can be no assurance that Brady Bonds in which the Funds may invest will not be subject to restructuring arrangements or to requests for new credit, which may cause the Funds to suffer a loss of interest or principal on any of its holdings.

Investment in sovereign debt can involve a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of the debt. A governmental entity’s willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity’s policy toward the International Monetary Fund, and the political constraints to which a governmental entity may be subject. Governmental entities may also depend on expected disbursements from foreign governments, multilateral agencies and others to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity’s implementation of economic reforms and/or economic performance and the timely service of such debtor’s obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties’ commitments to lend funds to the governmental entity, which may further impair such debtor’s ability or willingness to service its debts in a timely manner. Consequently, governmental entities may default on their sovereign debt. Holders of sovereign debt (including the Funds) may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.

A Fund’s investments in foreign currency denominated debt obligations and hedging activities will likely produce a difference between its book income and its taxable income. This difference may cause a portion of the Fund’s income distributions to constitute returns of capital for tax purposes or require the Fund to make distributions exceeding book income to qualify as a regulated investment company for federal tax purposes.

The Funds will consider an issuer to be economically tied to a country with an emerging securities market if (1) the issuer is organized under the laws of, or maintains its principal place of business in, the country, (2) its securities are

21

principally traded in the country’s securities markets, or (3) the issuer derived at least half of its revenues or profits from goods produced or sold, investments made, or services performed in the country, or has at least half of its assets in that country.

Japanese Investment Risk. Certain Funds (in particular, the Japanese StocksPLUS TR Strategy Fund) may invest in securities offered by Japanese issuers. The value of such securities may be significantly affected by economic, political and regulatory developments in Japan. Since 1990, the Japanese economy has experienced serious difficulties. The Tokyo Stock Price Index, a measure of the Japanese stock market has fallen more than 50% since its peak in the 1980s. The Japanese government has not successfully confronted persistent economic problems, including deflation, a flawed banking system that makes many non-performing loans, and tax laws that dampen growth. Other factors having a negative impact include a heavy government budget deficit and historically low interest rates.

The Japanese economy lacks diversification, relying heavily on a small number of industries, including the electronic machinery sector. Japan is relatively poor in natural resources, and so it is dependent on imports, especially in the agricultural sector. It also relies on international trade to procure commodities needed for its strong heavy industrial sector, and therefore it is vulnerable to fluctuations in commodity prices. Japan has a high volume of exports, partly due to the government’s protectionist policies, which have caused tension with Japan’s trading partners, including the United States.

Generally, Japanese corporations are required to provide less disclosure than that required by U.S. law and accounting practice. Japanese accounting and auditing practices differ significantly from U.S. standards in specific areas, including regarding unconsolidated subsidiaries and related structures.

Foreign Currency Transactions

All Funds that may invest in foreign currency-denominated securities also may purchase and sell foreign currency options and foreign currency futures contracts and related options (see “Derivative Instruments”), and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through forward currency contracts (“forwards”) with terms generally of less than one year. Funds may engage in these transactions in order to protect against uncertainty in the level of future foreign exchange rates in the purchase and sale of securities. The Funds may also use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

A forward involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts may be bought or sold to protect a Fund against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar or to increase exposure to a particular foreign currency. Open positions in forwards used for non-hedging purposes will be covered by the segregation or “earmarking” of assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees, and are marked to market daily. Although forwards are intended to minimize the risk of loss due to a decline in the value of the hedged currencies, at the same time, they tend to limit any potential gain which might result should the value of such currencies increase. Forwards will be used primarily to adjust the foreign exchange exposure of each Fund with a view to protecting the outlook, and the Funds might be expected to enter into such contracts under the following circumstances:

Lock In. When PIMCO desires to lock in the U.S. dollar price on the purchase or sale of a security denominated in a foreign currency.

Cross Hedge. If a particular currency is expected to decrease against another currency, a Fund may sell the currency expected to decrease and purchase a currency which is expected to increase against the currency sold in an amount approximately equal to some or all of the Fund’s portfolio holdings denominated in the currency sold.

Direct Hedge. If PIMCO wants to a eliminate substantially all of the risk of owning a particular currency, and/or if PIMCO thinks that a Fund can benefit from price appreciation in a given country’s bonds but does not want to hold the currency, it may employ a direct hedge back into the U.S. dollar. In either case, a Fund would enter into a forward contract to sell the currency in which a portfolio security is denominated and purchase U.S. dollars at an exchange rate established at the time it initiated the contract. The cost of the direct hedge transaction may offset most, if not all, of the yield advantage offered by the foreign security, but a Fund would hope to benefit from an increase (if any) in value of the bond.

Proxy Hedge. PIMCO might choose to use a proxy hedge, which may be less costly than a direct hedge. In this case, a Fund, having purchased a security, will sell a currency whose value is believed to be closely linked to the currency in which

22

the security is denominated. Interest rates prevailing in the country whose currency was sold would be expected to be closer to those in the U.S. and lower than those of securities denominated in the currency of the original holding. This type of hedging entails greater risk than a direct hedge because it is dependent on a stable relationship between the two currencies paired as proxies and the relationships can be very unstable at times.

Costs of Hedging. When a Fund purchases a foreign bond with a higher interest rate than is available on U.S. bonds of a similar maturity, the additional yield on the foreign bond could be substantially reduced or lost if the Fund were to enter into a direct hedge by selling the foreign currency and purchasing the U.S. dollar. This is what is known as the “cost” of hedging. Proxy hedging attempts to reduce this cost through an indirect hedge back to the U.S. dollar.

It is important to note that hedging costs are treated as capital transactions and are not, therefore, deducted from a Fund’s dividend distribution and are not reflected in its yield. Instead such costs will, over time, be reflected in a Fund’s net asset value per share.

The forecasting of currency market movement is extremely difficult, and whether any hedging strategy will be successful is highly uncertain. Moreover, it is impossible to forecast with precision the market value of portfolio securities at the expiration of a foreign currency forward contract. Accordingly, a Fund may be required to buy or sell additional currency on the spot market (and bear the expense of such transaction) if PIMCO’s predictions regarding the movement of foreign currency or securities markets prove inaccurate. In addition, the use of cross-hedging transactions may involve special risks, and may leave a Fund in a less advantageous position than if such a hedge had not been established. Because foreign currency forward contracts are privately negotiated transactions, there can be no assurance that a Fund will have flexibility to roll-over a foreign currency forward contract upon its expiration if it desires to do so. Additionally, there can be no assurance that the other party to the contract will perform its services thereunder.

A Fund may hold a portion of its assets in bank deposits denominated in foreign currencies, so as to facilitate investment in foreign securities as well as protect against currency fluctuations and the need to convert such assets into U.S. dollars (thereby also reducing transaction costs). To the extent these monies are converted back into U.S. dollars, the value of the assets so maintained will be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations

Tax Consequences of Hedging. Under applicable tax law, the Funds may be required to limit their gains from hedging in foreign currency forwards, futures, and options. Although the Funds are expected to comply with such limits, the extent to which these limits apply is subject to tax regulations as yet unissued. Hedging may also result in the application of the mark-to-market and straddle provisions of the Internal Revenue Code. Those provisions could result in an increase (or decrease) in the amount of taxable dividends paid by the Funds and could affect whether dividends paid by the Funds are classified as capital gains or ordinary income.

Foreign Currency Exchange-Related Securities

Foreign currency warrants. Foreign currency warrants such as Currency Exchange Warrants/SM/ (“CEWs/SM/”) are warrants which entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. dollars) which is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time. Foreign currency warrants have been issued in connection with U.S. dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace. Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S. dollar depreciates against the value of a major foreign currency such as the Japanese yen or the euro. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (e.g., unless the U.S. dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed). Foreign currency warrants are severable from the debt obligations with which they may be offered, and may be listed on exchanges. Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised. The expiration date of the warrants may be accelerated if the warrants should be delisted from an

23

exchange or if their trading should be suspended permanently, which would result in the loss of any remaining “time value” of the warrants (i.e., the difference between the current market value and the exercise value of the warrants), and, in the case the warrants were “out-of-the-money,” in a total loss of the purchase price of the warrants. Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation (“OCC”). Unlike foreign currency options issued by OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to significant foreign exchange risk, including risks arising from complex political or economic factors.

Principal exchange rate linked securities. Principal exchange rate linked securities (“PERLsSM”) are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. dollar and a particular foreign currency at or about that time. The return on “standard” principal exchange rate linked securities is enhanced if the foreign currency to which the security is linked appreciates against the U.S. dollar, and is adversely affected by increases in the foreign exchange value of the U.S. dollar; “reverse” principal exchange rate linked securities are like the “standard” securities, except that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of foreign currency. Interest payments on the securities are generally made in U.S. dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (i.e., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market). Principal exchange rate linked securities may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.

Performance indexed paper. Performance indexed paper (“PIPs/SM/”) is U.S. dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on performance indexed paper is established at maturity as a function of spot exchange rates between the U.S. dollar and a designated currency as of or about that time (generally, the index maturity two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S. dollar-denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

Borrowing

Each Fund may borrow money to the extent permitted under the Investment Company Act of 1940, as amended (“1940 Act”), and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time. This means that, in general, a Fund may borrow money from banks for any purpose on a secured basis in an amount up to 1/3 of the Fund’s total assets. A Fund may also borrow money for temporary administrative purposes on an unsecured basis in an amount not to exceed 5% of the Fund’s total assets.

Specifically, provisions of the 1940 Act require a Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the Fund’s total assets made for temporary administrative purposes. Any borrowings for temporary administrative purposes in excess of 5% of the Fund’s total assets must maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.

As noted below, a Fund also may enter into certain transactions, including reverse repurchase agreements, mortgage dollar rolls, and sale-buybacks, that can be viewed as constituting a form of borrowing or financing transaction by the Fund. To the extent a Fund covers its commitment under a reverse repurchase agreement (or economically similar transaction) by the segregation or “earmarking” of assets determined in accordance with procedures adopted by the Trustees, equal in value to the amount of the Fund’s commitment to repurchase, such an agreement will not be considered a “senior security” by the Fund and therefore will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by the Funds. Borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund’s portfolio. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. A Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of

24

borrowing over the stated interest rate. The Global Bond Fund (U.S. Dollar-Hedged) has adopted a non-fundamental investment restriction under which the Fund may not borrow in excess of 10% of the value of its total assets and then only from banks as a temporary measure to facilitate the meeting of redemption requests (not for leverage) or for extraordinary or emergency purposes. Non-fundamental investment restrictions may be changed without shareholder approval.

A Fund may enter into reverse repurchase agreements, mortgage dollar rolls, and economically similar transactions. A reverse repurchase agreement involves the sale of a portfolio-eligible security by a Fund, coupled with its agreement to repurchase the instrument at a specified time and price. Under a reverse repurchase agreement, the Fund continues to receive any principal and interest payments on the underlying security during the term of the agreement. The Fund typically will segregate or “earmark” assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees, equal (on a daily mark-to-market basis) to its obligations under reverse repurchase agreements. However, reverse repurchase agreements involve the risk that the market value of securities retained by the Fund may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase. To the extent that positions in reverse repurchase agreements are not covered through the segregation or “earmarking” of liquid assets at least equal to the amount of any forward purchase commitment, such transactions would be subject to the Funds’ limitations on borrowings, which would, among other things, restrict the aggregate of such transactions (plus any other borrowings) to 1/3 (for each Fund except the Global Bond Fund (U.S. Dollar-Hedged)) of a Fund’s total assets.

A “mortgage dollar roll” is similar to a reverse repurchase agreement in certain respects. In a “dollar roll” transaction a Fund sells a mortgage-related security, such as a security issued by GNMA, to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a pre-determined price. A “dollar roll” can be viewed, like a reverse repurchase agreement, as a collateralized borrowing in which a Fund pledges a mortgage-related security to a dealer to obtain cash. Unlike in the case of reverse repurchase agreements, the dealer with which a Fund enters into a dollar roll transaction is not obligated to return the same securities as those originally sold by the Fund, but only securities which are “substantially identical.” To be considered “substantially identical,” the securities returned to a Fund generally must: (1) be collateralized by the same types of underlying mortgages; (2) be issued by the same agency and be part of the same program; (3) have a similar original stated maturity; (4) have identical net coupon rates; (5) have similar market yields (and therefore price); and (6) satisfy “good delivery” requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within 0.01% of the initial amount delivered.

A Fund’s obligations under a dollar roll agreement must be covered by segregated or “earmarked” liquid assets equal in value to the securities subject to repurchase by the Fund. As with reverse repurchase agreements, to the extent that positions in dollar roll agreements are not covered by segregated or “earmarked” liquid assets at least equal to the amount of any forward purchase commitment, such transactions would be subject to the Funds’ restrictions on borrowings. Furthermore, because dollar roll transactions may be for terms ranging between one and six months, dollar roll transactions may be deemed “illiquid” and subject to a Fund’s overall limitations on investments in illiquid securities.

A Fund also may effect simultaneous purchase and sale transactions that are known as “sale-buybacks.” A sale-buyback is similar to a reverse repurchase agreement, except that in a sale-buyback, the counterparty who purchases the security is entitled to receive any principal or interest payments make on the underlying security pending settlement of the Fund’s repurchase of the underlying security. A Fund’s obligations under a sale-buyback typically would be offset by liquid assets equal in value to the amount of the Fund’s forward commitment to repurchase the subject security.

Derivative Instruments

In pursuing their individual objectives, the Funds (except the Liquid Assets and Money Market Funds) may purchase and sell (write) both put options and call options on securities, swap agreements, securities indexes, commodity indexes and foreign currencies, and enter into interest rate, foreign currency, index and commodity futures contracts and purchase and sell options on such futures contracts (“futures options”) for hedging purposes, to seek to replicate the composition and performance of a particular index, or as part of their overall investment strategies, except that those Funds that may not invest in foreign currency-denominated securities may not enter into transactions involving currency futures or options. The Funds (except the California Intermediate Municipal Bond, California Municipal Bond, Commercial Mortgage Securities, GNMA, Liquid Assets, Long-Term U.S. Government, Low Duration II, Money Market, Municipal Bond, New York Municipal Bond, Real Return II, Short Duration Municipal Income, StocksPLUS Municipal-Backed, Total Return II and Total Return Mortgage Funds) also may purchase and sell foreign currency options for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The Funds (except the Liquid Assets and Money Market Funds) also may enter into swap agreements with respect to foreign currencies, interest rates, commodities, and indexes of securities or commodities, and to the extent it may invest in foreign currency-denominated securities, may enter into swap agreements with respect to foreign currencies. The Funds may invest in structured notes. If

25

other types of financial instruments, including other types of options, futures contracts, or futures options are traded in the future, a Fund may also use those instruments, provided that the Trustees determine that their use is consistent with the Fund’s investment objective.

The value of some derivative instruments in which the Funds invest may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of the Funds, the ability of a Fund to successfully utilize these instruments may depend in part upon the ability of PIMCO to forecast interest rates and other economic factors correctly. If PIMCO incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, the Funds could be exposed to the risk of loss.

The Funds might not employ any of the strategies described below, and no assurance can be given that any strategy used will succeed. If PIMCO incorrectly forecasts interest rates, market values or other economic factors in utilizing a derivatives strategy for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. Also, suitable derivative transactions may not be available in all circumstances. The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of a Fund to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because the Fund is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments, and the possible inability of a Fund to close out or to liquidate its derivatives positions. In addition, a Fund’s use of such instruments may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if it had not used such instruments. For Funds that gain exposure to an asset class using derivative instruments backed by a collateral portfolio of fixed income instruments, changes in the value of the fixed income instruments may result in greater or lesser exposure to that asset class than would have resulted from a direct investment in securities comprising that asset class.

Options on Securities and Indexes. A Fund may, to the extent specified herein or in the Prospectuses, purchase and sell both put and call options on fixed income or other securities or indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities, or quoted on NASDAQ or on an over-the-counter market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer.

An option on a security (or index) is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect features of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.)

A Fund will write call options and put options only if they are “covered.” In the case of a call option on a security, the option is “covered” if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or other assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees, in such amount are segregated or “earmarked”) upon conversion or exchange of other securities held by the Fund. For a call option on an index, the option is covered if the Fund maintains with its custodian assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees, in an amount equal to the contract value of the index. A call option is also covered if the Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written, provided the difference is maintained by the Fund in segregated or “earmarked” assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees. A put option on a security or an index is “covered” if the Fund segregates or “earmarks” assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees equal to the exercise price. A put option is also covered if the Fund holds a put on the same security or index as the put written where the exercise price of the put held is (i) equal to or greater than the exercise price of the put written, or (ii) less than the exercise price of the put written, provided the difference is maintained by the Fund in segregated or “earmarked” assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees.

26

If an option written by a Fund expires unexercised, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by a Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires.

A Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series. A Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

The premium paid for a put or call option purchased by a Fund is an asset of the Fund. The premium received for an option written by a Fund is recorded as a deferred credit. The value of an option purchased or written is marked to market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

The Funds may write covered straddles consisting of a combination of a call and a put written on the same underlying security. A straddle will be covered when sufficient assets are deposited to meet the Funds’ immediate obligations. The Funds may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Funds will also segregate or “earmark” liquid assets equivalent to the amount, if any, by which the put is “in the money.”

Risks Associated with Options on Securities and Indexes. There are several risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying security above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price (in the case of a put), or remains less than or equal to the exercise price (in the case of a call), the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If a Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If a Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise. As the writer of a covered call option, a Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

If trading were suspended in an option purchased by a Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by the Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund’s securities during the period the option was outstanding.

27

Foreign Currency Options. Funds that invest in foreign currency-denominated securities may buy or sell put and call options on foreign currencies. A Fund may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of a Fund to reduce foreign currency risk using such options. Over-the-counter options differ from traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options.

Futures Contracts and Options on Futures Contracts. A futures contract is an agreement between two parties to buy and sell a security or commodity for a set price on a future date. These contracts are traded on exchanges, so that, in most cases, either party can close out its position on the exchange for cash, without delivering the security or commodity. An option on a futures contract gives the holder of the option the right to buy or sell a position in a futures contract to the writer of the option, at a specified price and on or before a specified expiration date.

Each Fund (except the Liquid Assets and Money Market Funds) may invest in futures contracts and options thereon (“futures options”) with respect to, but not limited to, interest rates, commodities, and security or commodity indexes. To the extent that a Fund may invest in foreign currency-denominated securities, it may also invest in foreign currency futures contracts and options thereon.

An interest rate, commodity, foreign currency or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument, commodity, foreign currency or the cash value of an index at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of these securities is made. A public market exists in futures contracts covering a number of indexes as well as financial instruments and foreign currencies, including: the S&P 500; the S&P Midcap 400; the Nikkei 225; the NYSE composite; U.S. Treasury bonds; U.S. Treasury notes; GNMA Certificates; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; Eurodollar certificates of deposit; the Australian dollar; the Canadian dollar; the British pound; the Japanese yen; the Swiss franc; the Mexican peso; and certain multinational currencies, such as the euro. It is expected that other futures contracts will be developed and traded in the future. Certain of the Funds may also invest in commodity futures contracts and options thereon. A commodity futures contract is an agreement between two parties, in which one party agrees to buy a commodity, such as an energy, agricultural or metal commodity from the other party at a later date at a price and quantity agreed-upon when the contract is made.

A Fund may purchase and write call and put futures options, as specified for that Fund in the Prospectuses. Futures options possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. A call option is “in the money” if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is “in the money” if the exercise price exceeds the value of the futures contract that is the subject of the option.

Pursuant to a claim for exemption filed with the Commodity Futures Trading Commission (“CFTC”) on behalf of the Funds, neither the Trust nor any of the individual Funds is deemed to be a “commodity pool” or “commodity pool operator” under the Commodity Exchange Act (“CEA”), and they are not subject to registration or regulation as such under the CEA. PIMCO is not deemed to be a “commodity pool operator” with respect to its service as investment adviser to the Funds.

Limitations on Use of Futures and Futures Options. A Fund will only enter into futures contracts and futures options which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system.

When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. Margin requirements on foreign exchanges

28

may be different than U.S. exchanges. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each Fund expects to earn interest income on its initial margin deposits. A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. This process is known as “marking to market.” Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Fund will mark to market its open futures positions.

A Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

Although some futures contracts call for making or taking delivery of the underlying securities or commodities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs must also be included in these calculations.

The Funds may write covered straddles consisting of a call and a put written on the same underlying futures contract. A straddle will be covered when sufficient assets are deposited to meet the Funds’ immediate obligations. A Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Funds will also segregate or “earmark” liquid assets equivalent to the amount, if any, by which the put is “in the money.”

When purchasing a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees, that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, the Fund may “cover” its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund.

When selling a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees, that are equal to the market value of the instruments underlying the contract. Alternatively, the Fund may “cover” its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Trust’s custodian).

When selling a call option on a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees, that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund.

When selling a put option on a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees, that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.

To the extent that securities with maturities greater than one year are used to segregate or “earmark” assets to cover a Fund’s obligations under futures contracts and related options, such use will not eliminate the risk of a form of leverage,

29

which may tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund’s portfolio, and may require liquidation of portfolio positions when it is not advantageous to do so. However, any potential risk of leverage resulting from the use of securities with maturities greater than one year may be mitigated by the overall duration limit on a Fund’s portfolio securities. Thus, the use of a longer-term security may require a Fund to hold offsetting short-term securities to balance the Fund’s portfolio such that the Fund’s duration does not exceed the maximum permitted for the Fund in the Prospectuses.

The requirements for qualification as a regulated investment company also may limit the extent to which a Fund may enter into futures, futures options or forward contracts. See “Taxation.”

Risks Associated with Futures and Futures Options. There are several risks associated with the use of futures contracts and futures options as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the Fund securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

Futures contracts on U.S. Government securities historically have reacted to an increase or decrease in interest rates in a manner similar to that in which the underlying U.S. Government securities reacted. To the extent, however, that a Municipal Bond Fund enters into such futures contracts, the value of such futures will not vary in direct proportion to the value of the Fund’s holdings of Municipal Bonds (as defined above). Thus, the anticipated spread between the price of the futures contract and the hedged security may be distorted due to differences in the nature of the markets. The spread also may be distorted by differences in initial and variation margin requirements, the liquidity of such markets and the participation of speculators in such markets.

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures or a futures option position, and that Fund would remain obligated to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

Risks Associated with Commodity Futures Contracts. There are several additional risks associated with transactions in commodity futures contracts.

Storage. Unlike the financial futures markets, in the commodity futures markets there are costs of physical storage associated with purchasing the underlying commodity. The price of the commodity futures contract will reflect the storage costs of purchasing the physical commodity, including the time value of money invested in the physical commodity. To the extent that the storage costs for an underlying commodity change while the Fund is invested in futures contracts on that commodity, the value of the futures contract may change proportionately.

Reinvestment. In the commodity futures markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling futures contracts today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to purchase the other side of the same futures contract, the commodity producer generally must sell the futures contract at a lower price than the expected future spot price. Conversely, if most hedgers in the futures market are purchasing futures contracts to hedge against a rise in prices, then speculators will only sell the other side of the futures contract at a higher futures price than the expected future spot price of the commodity. The changing nature of

30

the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected future spot price, which can have significant implications for a Fund. If the nature of hedgers and speculators in futures markets has shifted when it is time for a Fund to reinvest the proceeds of a maturing contract in a new futures contract, the Fund might reinvest at higher or lower futures prices, or choose to pursue other investments.

Other Economic Factors. The commodities which underlie commodity futures contracts may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments, including futures contracts, than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks which subject a Fund’s investments to greater volatility than investments in traditional securities.

Additional Risks of Options on Securities, Futures Contracts, Options on Futures Contracts, and Forward Currency Exchange Contracts and Options Thereon. Options on securities, futures contracts, and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Trust’s ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lesser trading volume.

Swap Agreements and Options on Swap Agreements. Each Fund (except the Liquid Assets and Money Market Funds) may engage in swap transactions, including, but not limited to, swap agreements on interest rates, security or commodity indexes, specific securities and commodities, and credit and event-linked swaps. To the extent a Fund may invest in foreign currency-denominated securities, it may also invest in currency exchange rate swap agreements. A Fund may also enter into options on swap agreements (“swap options”).

A Fund may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities a Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities or commodities representing a particular index. A “quanto” or “differential” swap combines both an interest rate and a currency transaction. Other forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. Consistent with a Fund’s investment objectives and general investment polices, certain of the Funds may invest in commodity swap agreements. For example, an investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, a Fund will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. If the commodity swap is for one period, a Fund may pay a fixed fee, established at the outset of the swap. However, if the term of the commodity swap is more than one period, with interim swap payments, a Fund may pay an adjustable or floating fee. With a “floating” rate, the fee may be pegged to a base rate, such as the London Interbank Offered Rate, and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, a Fund may be required to pay a higher fee at each swap reset date.

A Fund may also enter into swap options. A swap option is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise

31

modify an existing swap agreement, at some designated future time on specified terms. Each Fund (except the Liquid Assets and Money Market Funds) may write (sell) and purchase put and call swap options.

Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swap option than it will incur when it purchases a swap option. When a Fund purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swap option, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.

Most other types of swap agreements entered into by the Funds would calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A Fund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation or “earmarking” of assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees, to avoid any potential leveraging of the Fund’s portfolio. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Fund’s investment restriction concerning senior securities. Each Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund’s total assets.

A Fund may also enter into credit default swap agreements. The credit default swap agreement may have as reference obligations one or more securities that are not currently held by the Fund. The protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If the Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

Credit default swap agreements involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. The Fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the Fund). In connection with credit default swaps in which a Fund is the buyer, the Fund will segregate or “earmark” cash or assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees, or enter into certain offsetting positions, with a value at least equal to the Fund’s exposure (any accrued but unpaid net amounts owed by the Fund to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which a Fund is the seller, the Fund will segregate or “earmark” cash or assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the Fund). Such segregation or “earmarking” will ensure that the Fund has assets available to satisfy its obligations with respect to the transaction and will limit any potential leveraging of the Fund’s portfolio. Such segregation or “earmarking” will not limit the Fund’s exposure to loss.

Whether a Fund’s use of swap agreements or swap options will be successful in furthering its investment objective of total return will depend on PIMCO’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Funds will enter into swap agreements only with counterparties that meet certain standards of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Funds’ repurchase agreement

32

guidelines). Certain restrictions imposed on the Funds by the Internal Revenue Code may limit the Funds’ ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index but also of the swap itself, without the benefit of observing the performance of the swap under all possible market conditions. Swap agreements may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. If a swap transaction is particularly large or if the relevant market is illiquid (as is the case with many OTC swaps), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. In addition, swap transaction may be subject to a fund’s limitation on investments in illiquid securities.

Like most other investments, swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund’s interest. A Fund bears the risk that PIMCO will not accurately forecast future market trends or the values of assets, reference rates, indexes, or other economic factors in establishing swap positions for the Fund. If PIMCO attempts to use a swap as a hedge against, or as a substitute for, a portfolio investment, the Fund will be exposed to the risk that the swap will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the Fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. Many swaps are complex and often valued subjectively.

Certain swap agreements are exempt from most provisions of the Commodity Exchange Act (“CEA”) and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations approved by the CFTC. To qualify for this exemption, a swap agreement must be entered into by “eligible participants,” which includes the following, provided the participants’ total assets exceed established levels: a bank or trust company, savings association or credit union, insurance company, investment company subject to regulation under the 1940 Act, commodity pool, corporation, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity, broker-dealer, futures commission merchant, natural person, or regulated foreign person. To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employee benefit plans must have assets exceeding $5 million. In addition, an eligible swap transaction must meet three conditions. First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms. Second, the creditworthiness of parties with actual or potential obligations under the swap agreement must be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost or credit enhancement terms. Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.

This exemption is not exclusive, and participants may continue to rely on existing exclusions for swaps, such as the Policy Statement issued in July 1989 which recognized a safe harbor for swap transactions from regulation as futures or commodity option transactions under the CEA or its regulations. The Policy Statement applies to swap transactions settled in cash that (1) have individually tailored terms, (2) lack exchange-style offset and the use of a clearing organization or margin system, (3) are undertaken in conjunction with a line of business, and (4) are not marketed to the public.

Structured Notes. Structured notes are derivative debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. The terms of the structured and indexed securities may provide that in certain circumstances no principal is due at maturity and therefore, may result in a loss of invested capital. Structured and indexed securities may be positively or negatively indexed, so that appreciation of the reference may produce an increase or a decrease in the interest rate or the value of the structured or indexed security at maturity may be calculated as a specified multiple of the change in the value of the reference; therefore, the value of such security may be very volatile. Structured and indexed securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference. Structured or indexed securities may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. To the extent a Fund invests in these securities, however, PIMCO analyzes these securities in its overall assessment of the effective duration of the Fund’s portfolio in an effort to monitor the Fund’s interest rate risk.

Hybrid Instruments

33

A hybrid instrument is a type of potentially high-risk derivative that combines a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a “benchmark”). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark. An example of a hybrid could be a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level. Such an hybrid instrument would be a combination of a bond and a call option on oil.

Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes a Fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the net asset value of the Fund. Each Fund, except the CommodityRealReturn Strategy Fund, will not invest more than 5% of its total assets in hybrid instruments.

Certain hybrid instruments may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments. Commodity-linked hybrid instruments may be either equity or debt securities, and are considered hybrid instruments because they have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable. The Funds will only invest in commodity-linked hybrid instruments that qualify under applicable rules of the CFTC for an exemption from the provisions of the CEA.

Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, the Funds’ investments in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

Delayed Funding Loans and Revolving Credit Facilities

Each Fund (except the Liquid Assets, Money Market and Municipal Bond Funds) may enter into, or acquire participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. These commitments may have the effect of requiring a Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that a Fund is committed to advance additional funds, it will at all times segregate or “earmark” assets, determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees, in an amount sufficient to meet such commitments.

The Funds may invest in delayed funding loans and revolving credit facilities with credit quality comparable to that of issuers of its securities investments. Delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, a Fund may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value. The Funds currently intend to treat delayed funding loans and revolving credit facilities for which there is no readily available market as illiquid for purposes of the Funds’ limitation on illiquid investments. For a further discussion of the risks involved in investing in Loan Participations and other forms of direct indebtedness see “Loan Participations.” Participation interests in revolving credit facilities will be subject to the limitations discussed in “Loan Participations.” Delayed funding loans and revolving credit facilities are considered to be debt obligations for purposes of the Trust’s investment restriction relating to the lending of funds or assets by a Portfolio.

When-Issued, Delayed Delivery and Forward Commitment Transactions

34

Each of the Funds may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis. When such purchases are outstanding, the Fund will segregate or “earmark” until the settlement date assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees, in an amount sufficient to meet the purchase price. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated or “earmarked”.

When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund’s other investments. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases are outstanding, the purchases may result in a form of leverage.

When the Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to deliver or pay for the securities, the Fund could miss a favorable price or yield opportunity or could suffer a loss. A Fund may dispose of or renegotiate a transaction after it is entered into, and may sell when-issued, delayed delivery or forward commitment securities before they are delivered, which may result in a capital gain or loss. There is no percentage limitation on the extent to which the Funds may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis.

Short Sales

Certain of the Funds, particularly the StocksPLUS TR Short Strategy Fund, may make short sales of securities as part of their overall portfolio management strategies involving the use of derivative instruments and to offset potential declines in long positions in similar securities. A short sale is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline.

When a Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time and the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent that a Fund engages in short sales, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of segregated or “earmarked” assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees. Each Fund, except the StocksPLUS Short Strategy Fund, does not intend to enter into short sales (other than those “against the box”) if immediately after such sale the aggregate of the value of all collateral plus the amount of the segregated or “earmarked” assets exceeds one-third of the value of the Fund’s assets. This percentage may be varied by action of the Trustees. A short sale is “against the box” to the extent that the Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short. The Funds will engage in short selling to the extent permitted by the 1940 Act and rules and interpretations thereunder.

Illiquid Securities

The Funds may invest up to 15% of their net assets in illiquid securities (10% in the case of the Liquid Assets and Money Market Funds). The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Illiquid securities are considered to include, among other things, written over-the-counter options, securities or other liquid assets being used as cover for such options, repurchase agreements with maturities in excess of seven days, certain loan participation interests, fixed time deposits which are not subject to prepayment or provide for withdrawal penalties upon prepayment (other than overnight deposits), and other securities whose disposition is restricted under the federal securities

35

laws (other than securities issued pursuant to Rule 144A under the 1933 Act and certain commercial paper that PIMCO has determined to be liquid under procedures approved by the Board of Trustees).

Illiquid securities may include privately placed securities, which are sold directly to a small number of investors, usually institutions. Unlike public offerings, such securities are not registered under the federal securities laws. Although certain of these securities may be readily sold, others may be illiquid, and their sale may involve substantial delays and additional costs.

Loans of Portfolio Securities

For the purpose of achieving income, each Fund may lend its portfolio securities to brokers, dealers, and other financial institutions, provided: (i) the loan is secured continuously by collateral consisting of U.S. Government securities, cash or cash equivalents (negotiable certificates of deposits, bankers’ acceptances or letters of credit) maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned; (ii) the Fund may at any time call the loan and obtain the return of the securities loaned; (iii) the Fund will receive any interest or dividends paid on the loaned securities; and (iv) the aggregate market value of securities loaned will not at any time exceed 33 1/3% of the total assets of the Fund. Each Fund’s performance will continue to reflect the receipt of either interest through investment of cash collateral by the Fund in permissible investments, or a fee, if the collateral is U.S. Government securities. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral should the borrower fail to return the securities loaned or become insolvent. The Funds may pay lending fees to the party arranging the loan.

Social Investment Policies

The Low Duration Fund III and Total Return Fund III will not, as a matter of non-fundamental operating policy, invest in the securities of any issuer determined by PIMCO to be engaged principally in the provision of healthcare services, the manufacture of alcoholic beverages, tobacco products, pharmaceuticals, military equipment, the operation of gambling casinos or in the production or trade of pornographic materials. To the extent possible on the basis of information available to PIMCO, an issuer will be deemed to be principally engaged in an activity if it derives more than 10% of its gross revenues from such activities. Evaluation of any particular issuer with respect to these criteria may involve the exercise of subjective judgment by PIMCO. PIMCO’s determination of issuers engaged in such activities at any given time will, however, be based upon its good faith interpretation of available information and its continuing and reasonable best efforts to obtain and evaluate the most current information available, and to utilize such information, as it becomes available, promptly and expeditiously in portfolio management for the Funds. In making its analysis, PIMCO may rely, among other things, upon information contained in such publications as those produced by the Investor Responsibility Research Center, Inc.

36

INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions

Each Fund’s investment objective, except for the All Asset All Authority, European StocksPLUS TR Strategy, Far East (ex-Japan) StocksPLUS TR Strategy, Global Bond (U.S. Dollar-Hedged), International StocksPLUS TR Strategy, Japanese StocksPLUS TR Strategy, RealEstateRealReturn Strategy, StocksPLUS Municipal-Backed and StocksPLUS TR Short Strategy Funds, as set forth in the Prospectuses under “Investment Objectives and Policies,” together with the investment restrictions set forth below, are fundamental policies of the Fund and may not be changed with respect to a Fund without shareholder approval by vote of a majority of the outstanding shares of that Fund.

(1)	A Fund may not concentrate its investments in a particular industry, as that term is used in the Investment Company Act of 1940, as amended, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time (except that the Liquid Assets and Money Market Funds may concentrate their investments in securities or obligations issued by U.S. banks).

(2)	A Fund may not, with respect to 75% of the Fund’s total assets, purchase the securities of any issuer, except securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, if, as a result (i) more than 5% of the Fund’s total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer; (This investment restriction is not applicable to the All Asset, All Asset All Authority, California Intermediate Municipal Bond, California Municipal Bond, CommodityRealReturn Strategy, Developing Local Markets, Emerging Markets Bond, European StocksPLUS TR Strategy, Far East (ex-Japan) StocksPLUS TR Strategy, Foreign Bond (Unhedged), Foreign Bond (U.S. Dollar-Hedged), Global Bond (Unhedged), Global Bond (U.S. Dollar-Hedged), International StocksPLUS TR Strategy, Japanese StocksPLUS TR Strategy, New York Municipal Bond Fund, RealEstateRealReturn Strategy, Real Return, Real Return Asset, StocksPLUS Municipal-Backed and StocksPLUS TR Short Strategy Funds.) For the purpose of this restriction, each state and each separate political subdivision, agency, authority or instrumentality of such state, each multi-state agency or authority, and each guarantor, if any, are treated as separate issuers of Municipal Bonds.

(3)	A Fund may not purchase or sell real estate, although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate, or interests therein.

(4)	A Fund may not purchase or sell commodities or commodities contracts or oil, gas or mineral programs. This restriction shall not prohibit a Fund, subject to restrictions described in the Prospectuses and elsewhere in this Statement of Additional Information, from purchasing, selling or entering into futures contracts, options on futures contracts, foreign currency forward contracts, foreign currency options, or any interest rate, securities-related or foreign currency-related hedging instrument, including swap agreements and other derivative instruments, subject to compliance with any applicable provisions of the federal securities or commodities laws (This restriction is not applicable to the Global Bond Fund (U.S. Dollar-Hedged), but see non-fundamental restriction “F”).

(5)	A Fund may borrow money or issue any senior security, only as permitted under the Investment Company Act of 1940, as amended, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.

(6)	A Fund may make loans only as permitted under the Investment Company Act of 1940, as amended, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.

(7)	A Fund may not act as an underwriter of securities of other issuers, except to the extent that in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws.

(8)	Notwithstanding any other fundamental investment policy or limitation, it is a fundamental policy of each Fund that it may pursue its investment objective by investing in one or more underlying investment companies or vehicles that have substantially similar investment objectives, policies and limitations as the Fund.

(9)	The Municipal Bond and Short Duration Municipal Income Funds will invest, under normal circumstances, at least 80% of their assets in investments the income of which is exempt from federal income tax.

37

(10)	The California Intermediate Municipal Bond and California Municipal Bond Funds will invest, under normal circumstances, at least 80% of their assets in investments the income of which is exempt from both federal income tax and California income tax.

(11)	The New York Municipal Bond Fund will invest, under normal circumstances, at least 80% of its assets in investments the income of which is exempt from both federal income tax and New York income tax.

(12)	The StocksPLUS Municipal-Backed Fund will invest, under normal circumstances, at least 80% of its assets in investments the income of which is exempt from federal income tax.

For purposes of Fundamental Investment Restrictions No. 9, 10, 11 and 12, the term “asset,” as defined in Rule 35d-1 under the 1940 Act, means net assets, plus the amount of any borrowings for investment purposes.

Non-Fundamental Investment Restrictions

Each Fund is also subject to the following non-fundamental restrictions and policies (which may be changed by the Trust’s Board of Trustees without shareholder approval) relating to the investment of its assets and activities.

(A)	A Fund may not invest more than 15% of the net assets of a Fund (10% in the case of the Liquid Assets and Money Market Funds) (taken at market value at the time of the investment) in “illiquid securities,” illiquid securities being defined to include securities subject to legal or contractual restrictions on resale (which may include private placements), repurchase agreements maturing in more than seven days, certain loan participation interests, fixed time deposits which are not subject to prepayment or provide for withdrawal penalties upon prepayment (other than overnight deposits), certain options traded over the counter that a Fund has purchased, securities or other liquid assets being used to cover such options a Fund has written, securities for which market quotations are not readily available, or other securities which legally or in PIMCO’s opinion may be deemed illiquid (other than securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper that PIMCO has determined to be liquid under procedures approved by the Board of Trustees).

(B)	A Fund may not purchase securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities, but it may make margin deposits in connection with covered transactions in options, futures, options on futures and short positions.

(C)	Each Fund (except the Liquid Assets and Money Market Funds) may invest up to 5% of the total assets of a Fund (taken at market value at the time of investment) in any combination of mortgage-related or other asset-backed interest only, principal only, or inverse floating rate securities.

(D)	The Global Bond Fund (U.S. Dollar-Hedged) may not borrow money in excess of 10% of the value (taken at the lower of cost or current value) of the Fund’s total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks as a temporary measure to facilitate the meeting of redemption requests (not for leverage) which might otherwise require the untimely disposition of portfolio investments or for extraordinary or emergency purposes (Such borrowings will be repaid before any additional investments are purchased.); or pledge, hypothecate, mortgage or otherwise encumber its assets in excess of 10% of the Fund’s total assets (taken at cost) and then only to secure borrowings permitted above (The deposit of securities or cash or cash equivalents in escrow in connection with the writing of covered call or put options, respectively, is not deemed to be pledges or other encumbrances. For the purpose of this restriction, collateral arrangements with respect to the writing of options, futures contracts, options on futures contracts, and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge of assets and neither such arrangements nor the purchase or sale of futures or related options are deemed to be the issuance of a senior security).

(E)	A Fund may not maintain a short position, or purchase, write or sell puts, calls, straddles, spreads or combinations thereof, except on such conditions as may be set forth in the Prospectuses and in this Statement of Additional Information.

(F)	The Global Bond Fund (U.S. Dollar-Hedged) may not purchase or sell commodities or commodity contracts except that the Fund may purchase and sell financial futures contracts and related options.

(G)	In addition, the Trust has adopted the following non-fundamental investment policies that may be changed on 60 days’ notice to shareholders:

38

(1)	The GNMA Fund will invest, under normal circumstances, at least 80% of its assets in GNMA investments.

(2)	The Total Return Mortgage Fund will invest, under normal circumstances, at least 80% of its assets in mortgage investments.

(3)	The Investment Grade Corporate Bond Fund will invest, under normal circumstances, at least 80% of its assets in investment grade corporate bond investments.

(4)	The High Yield Fund will invest, under normal circumstances, at least 80% of its assets in high yield investments.

(5)	The Long-Term U.S. Government Fund will invest, under normal circumstances, at least 80% of its assets in U.S. Government investments.

(6)	Each of the Global Bond (Unhedged) and Global Bond (U.S. Dollar-Hedged) Funds will invest, under normal circumstances, at least 80% of its assets in bond investments.

(7)	Each of the Foreign Bond (Unhedged) and Foreign Bond (U.S. Dollar-Hedged) Funds will invest, under normal circumstances, at least 80% of its assets in foreign bond investments.

(8)	The Emerging Markets Bond Fund will invest, under normal circumstances, at least 80% of its assets in emerging market bond investments.

(9)	The Convertible Fund will invest, under normal circumstances, at least 80% of its assets in convertible investments.

(10)	The European Convertible Fund will invest, under normal circumstances, at least 80% of its assets in convertible investments that are tied economically to Europe.

(11)	The Floating Income Fund will invest, under normal circumstances, at least 80% of its assets in investments that effectively enable the Fund to achieve a floating rate of income.

(12)	The Developing Local Markets Fund will invest under normal circumstances at least 80% of its assets in currencies of, or Fixed Income Instruments denominated in the currencies of, developing markets.

For purposes of these policies, the term “assets,” as defined in Rule 35d-1 under the 1940 Act, means net assets plus the amount of any borrowings for investment purposes.

Currency Hedging. In addition, the Trust has adopted a non-fundamental policy pursuant to which each Fund that may invest in securities denominated in foreign currencies, except for the Convertible, Developing Local Markets, Emerging Markets Bond, Foreign Bond (Unhedged) and Global Bond (Unhedged) Funds, will hedge at least 75% of its exposure to foreign currency using the techniques described in the Prospectuses. There can be no assurance that currency hedging techniques will be successful.

Under the 1940 Act, a “senior security” does not include any promissory note or evidence of indebtedness where such loan is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of the issuer at the time the loan is made. A loan is presumed to be for temporary purposes if it is repaid within sixty days and is not extended or renewed. To the extent that borrowings for temporary administrative purposes exceed 5% of the total assets of a Fund (except the Global Bond Fund (U.S. Dollar-Hedged)), such excess shall be subject to the 300% asset coverage requirement.

To the extent a Fund covers its commitment under a reverse repurchase agreement (or economically similar transaction) by the segregation or “earmarking” of assets determined to be liquid in accordance with procedures adopted by the Trustees, equal in value to the amount of the Fund’s commitment to repurchase, such an agreement will not be considered a “senior security” by the Fund and therefore will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by the Fund.

The staff of the SEC has taken the position that purchased over-the-counter (“OTC”) options and the assets used as cover for written OTC options are illiquid securities. Therefore, the Funds have adopted an investment policy pursuant to which a

39

Fund will not purchase or sell OTC options if, as a result of such transactions, the sum of: 1) the market value of OTC options currently outstanding which are held by the Fund, 2) the market value of the underlying securities covered by OTC call options currently outstanding which were sold by the Fund and 3) margin deposits on the Fund’s existing OTC options on futures contracts, exceeds 15% of the net assets of the Fund, taken at market value, together with all other assets of the Fund which are illiquid or are otherwise not readily marketable. However, if an OTC option is sold by the Fund to a primary U.S. Government securities dealer recognized by the Federal Reserve Bank of New York and if the Fund has the unconditional contractual right to repurchase such OTC option from the dealer at a predetermined price, then the Fund will treat as illiquid such amount of the underlying securities equal to the repurchase price less the amount by which the option is “in-the-money” (i.e., current market value of the underlying securities minus the option’s strike price). The repurchase price with the primary dealers is typically a formula price which is generally based on a multiple of the premium received for the option, plus the amount by which the option is “in-the-money.” This policy is not a fundamental policy of the Funds and may be amended by the Trustees without the approval of shareholders. However, the Funds will not change or modify this policy prior to the change or modification by the SEC staff of its position.

Unless otherwise indicated, all limitations applicable to Fund investments (as stated above and elsewhere in this Statement of Additional Information or in the Prospectuses) apply only at the time a transaction is entered into. Any subsequent change in a rating assigned by any rating service to a security (or, if unrated, deemed to be of comparable quality), or change in the percentage of Fund assets invested in certain securities or other instruments, or change in the average duration of a Fund’s investment portfolio, resulting from market fluctuations or other changes in a Fund’s total assets will not require a Fund to dispose of an investment until PIMCO determines that it is practicable to sell or close out the investment without undue market or tax consequences to the Fund. In the event that ratings services assign different ratings to the same security, PIMCO will determine which rating it believes best reflects the security’s quality and risk at that time, which may be the higher of the several assigned ratings.

For purposes of applying the Funds’ investment policies and restrictions (as stated in the Prospectuses and this SAI) swap agreements are generally valued by the Funds at market value. In the case of a credit default swap sold by a Fund (i.e., where the Fund is selling credit default protection), however, the Fund will value the swap at its notional amount. The manner in which certain securities or other instruments are valued by the Funds for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

The Funds interpret their policy with respect to concentration in a particular industry under Fundamental Investment Restriction No. 1, above, to apply to direct investments in the securities of issuers in a particular industry, as defined by the Trust. For purposes of this restriction, a foreign government is considered to be an industry. Mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities are not subject to the Funds’ industry concentration restrictions, by virtue of the exclusion from that test available to all U.S. Government securities. In the case of privately issued mortgage-related securities, or any asset-backed securities, the Trust takes the position that such securities do not represent interests in any particular “industry” or group of industries.

A Fund may invest in certain derivative instruments which, while representing a relatively small amount of the Fund’s net assets, provide a greater amount of economic exposure to a particular industry. To the extent that a Fund obtains economic exposure to a particular industry in this manner, it may be subject to similar risks of concentration in that industry as if it had invested in the securities of issuers in that industry directly.

The Funds interpret their policy with respect to the purchase and sale of commodities or commodities contracts under Fundamental Investment Restriction No. 4 above to permit the Funds, subject to each Fund’s investment objectives and general investment policies (as stated in the Prospectuses and elsewhere in this Statement of Additional Information), to invest in commodity futures contracts and options thereon, commodity-related swap agreements, and other commodity-related derivative instruments.

The Funds interpret their policies with respect to borrowing and lending to permit such activities as may be lawful for the Funds, to the full extent permitted by the 1940 Act or by exemption from the provisions therefrom pursuant to exemptive order of the SEC. Pursuant to an exemptive order issued by the SEC on November 19, 2001, the Funds may enter into transactions among themselves with respect to the investment of daily cash balances of the Funds in shares of the money market and/or short-term bond funds, as well as the use of daily excess cash balances of the money market and/or short-term bond funds in inter-fund lending transactions with the other Funds for temporary cash management purposes. The interest paid by a Fund in such an arrangement will be less than that otherwise payable for an overnight loan, and will be in excess of the overnight rate the money market and/or short-term bond funds could otherwise earn as lender in such a transaction.

Non-Fundamental Operating Policies Relating to the Sale of Shares of the Total Return Fund in Japan

40

In connection with an offering of Administrative Class shares of the Total Return Fund in Japan, the Trust has adopted the following non-fundamental operating policies (which may be changed by the Trust’s Board of Trustees without shareholder approval) with respect to the Total Return Fund. Non-fundamental policies numbered (1) through (8) will remain in effect only so long as (i) they are required in accordance with standards of the Japanese Securities Dealers Association and (ii) shares of the Total Return Fund are being offered in Japan.

(1)	The Trust will not sell shares of the Total Return Fund in Japan except through Allianz Global Investors Distributors LLC.

(2)	The Trust has appointed, and will maintain the appointment of, a bank or trust company as the place for safe-keeping of its assets in connection with the Total Return Fund.

(3)	The Tokyo District Court shall have the jurisdiction over any and all litigation related to transactions in any class of shares of the Total Return Fund acquired by Japanese investors as required by Article 26, Item 4 of the Rules Concerning Transactions of Foreign Securities of the Japan Securities Dealers Association.

(4)	The Total Return Fund may not make short sales of securities or maintain a short position for the account of the Fund unless the total current value of the securities being the subject of the short sales or the short position is equal to or less than the net asset value of the Total Return Fund.

(5)	The Total Return Fund may not borrow money in excess of 10% of the value (taken at the lower of cost or current value) of its total assets (not including the amount borrowed) at the time the borrowing is made, except for extraordinary or emergency purposes, such as in the case of a merger, amalgamation or the like.

(6)	The Total Return Fund may not acquire more than 50% of the outstanding voting securities of any issuer, if aggregated with the portion of holding in such securities by any and all other mutual funds managed by Pacific Investment Management Company LLC.

(7)	The Total Return Fund may not invest more than 15% of its total assets in voting securities privately placed mortgage securities or unlisted voting securities which cannot be readily disposed of. This restriction shall not be applicable to securities determined by Pacific Investment Management Company LLC to be liquid and for which a market price (including a dealer quotation) is generally obtainable or determinable.

(8)	None of the portfolio securities of the Total Return Fund may be purchased from or sold or loaned to any Trustee of the Trust, Pacific Investment Management Company LLC, acting as investment advisor of the Trust, or any affiliate thereof or any of their directors, officers or employees, or any major shareholder thereof (meaning a shareholder who holds to the actual knowledge of Pacific Investment Management Company LLC, on his own account whether in his own or other name (as well as a nominee’s name), 10% or more of the total issued outstanding shares of such a company) acting as principal or for their own account unless the transaction is made within the investment restrictions set forth in the Fund’s prospectus and statement of additional information and either (i) at a price determined by current publicly available quotations (including a dealer quotation) or (ii) at competitive prices or interest rates prevailing from time to time on internationally recognized securities markets or internationally recognized money markets (including a dealer quotation).

(9)	For as long as the Total Return Fund offers its shares for sale in Japan, it shall not invest in any stock or equities, and it shall manage its entrusted assets with the purpose of investing in public and company bonds consistent with qualifying as a “public and company bond investment trust” under the Income Tax Law of Japan.

All percentage limitations on investments described in the restrictions relating to the sale of shares in Japan will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. If any violation of the foregoing investment restrictions occurs, the Trust will, promptly after discovery of the violation, take such action as may be necessary to cause the violation to cease, which shall be the only obligation of the Trust and the only remedy in respect of the violation.

If any of the foregoing standards shall, at any time when shares of the Total Return Fund are being offered for subscription by the Trust in Japan or thereafter, no longer be required in accordance with the standards of the Japanese Securities Dealers Association, then such standards shall no longer apply.

41

While the Total Return Fund will invest its assets in a manner intended to result in its treatment as a “public and company bond investment trust” for Japanese tax purposes, in the event that this result is not obtained, the Fund and its shareholders could be adversely affected, Japanese individual investors may be subject to capital gains taxes upon redemptions of the Fund’s shares, and Japanese shareholders may not be able to credit U.S. withholding taxes on income from the Fund against Japanese withholding taxes on income from the Fund. Any such tax obligations incurred by Japanese investors are obligations of the Fund’s Japanese shareholders, and not of the Fund or its trustees, officers or non-Japanese investors.

MANAGEMENT OF THE TRUST

Trustees and Officers

The business of the Trust is managed under the direction of the Trust’s Board of Trustees. Subject to the provisions of the Trust’s Declaration of Trust, its By-Laws and Massachusetts law, the Trustees have all powers necessary and convenient to carry out this responsibility, including the election and removal of the Trust’s officers.

The charts below identify the Trustees and executive officers of the Trust. Unless otherwise indicated, the address of all persons below is 840 Newport Drive, Newport Beach, CA 92660.

Name, Age and Position Held with Trust*	Term of Office and Length of Time Served /+/	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee**	Other Directorships Held by Trustee
Interested Trustees[1]

Brent R. Harris (45) Chairman of the Board and Trustee	02/1992 to present	Managing Director, PIMCO; Chairman and Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Chairman and Trustee, PIMCO Variable Insurance Trust; Chairman, Director and President, PIMCO Strategic Global Government Fund, Inc.; Director and Vice President, StocksPLUS Management, Inc.; Director, PIMCO Luxembourg S.A.; and Board of Governors and Executive Committee, Investment Company Institute.	87	None

R. Wesley Burns (45) Trustee	11/1997 to present	Director, PIMCO; Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust. Formerly, Managing Director, PIMCO and Executive Vice President, Allianz Funds.	86	None

42

Name, Age and Position Held with Trust*	Term of Office and Length of Time Served /+/	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees

E. Philip Cannon (64) Trustee	03/2000 to present	Proprietor, Cannon & Company (a private equity investment firm); Trustee, PIMCO Variable Insurance Trust; and Director, PIMCO Commercial Mortgage Securities Trust Inc. Formerly, Trustee, Allianz Funds (formerly, PIMCO Funds: Multi-Manager Series) and President, Houston Zoo.	86	None

Vern O. Curtis (71) Trustee	02/1995 to present	Private Investor; Director, PIMCO Commercial Mortgage Securities Trust, Inc.; and Trustee, PIMCO Variable Insurance Trust.	86	Director, PS Business Parks, Inc., (a real estate investment trust); and Director, Fresh Choice, Inc. (restaurant company).

J. Michael Hagan (65) Trustee	03/2000 to present	Private Investor and Business Consultant; Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; and Director Freedom Communications; Director, Remedy Temp (staffing). Formerly, Director, Saint Gobain Corporation (manufacturing); and Chairman and CEO, Furon Company (manufacturing).	86	Director, Ameron International (manufacturing); and Director, Fleetwood Enterprises (manufacturer of housing and recreational vehicles).

William J. Popejoy (67) Trustee	07/1993 to 02/1995 and 08/1995 to present	Managing Director, Pacific Capital Investors; Director, PIMCO Commercial Mortgage Securities Trust, Inc.; and Trustee, PIMCO Variable Insurance Trust. Formerly, Director, Commonwealth Energy Corporation.	86	Director, New Century Financial Corporation (mortgage banking).

*	As of June 30, 2005.
**	As of June 30, 2005.
/+/	Trustees serve until their successors are duly elected and qualified.
[1]	Mr. Harris and Mr. Burns are “interested persons” of the Trust (as that term is defined in the 1940 Act) because of their affiliations with PIMCO.

Executive Officers

Name, Age and Position Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Ernest L. Schmider (47) President	5/2005 to present	Managing Director, PIMCO.

Mohan V. Phansalkar (41) Chief Legal Officer	8/2003 to present	Managing Director, PIMCO. Formerly, Executive Vice President, PIMCO.

Jennifer E. Durham (34)	7/2004 to present	Senior Vice President, PIMCO.

43

Chief Compliance Officer		Formerly, Vice President, PIMCO and Legal/Compliance Manager, PIMCO; Compliance Examiner and Staff Accountant, U.S. Securities Exchange Commission.

William H. Gross (61) Senior Vice President	04/1987 to present	Managing Director and Chief Investment Officer, PIMCO.

Jeffrey M. Sargent (42) Senior Vice President	02/1993 to present (since 02/1999 as Senior Vice President)	Executive Vice President, PIMCO. Formerly, Senior Vice President and Vice President, PIMCO.

William S. Thompson, Jr. (59) Senior Vice President	11/1993 to present (since 02/2003 as Senior Vice President)	Managing Director and Chief Executive Officer, PIMCO.

J. Stephen King, Jr. (42) Vice President-Senior Counsel	5/2005 to present	Vice President, Attorney, PIMCO. Formerly, Associate, Dechert LLP and Assistant General Counsel, The Dreyfus Corporation.

Henrik P. Larsen (35) Vice President	02/1999 to present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO and Manager, PIMCO.

Michael J. Willemsen (45) Vice President	11/1988 to present (since 02/2002 as Vice President)	Vice President, PIMCO. Formerly, Manager, PIMCO.

Garlin G. Flynn (59) Secretary	08/1995 to present	Paralegal, PIMCO.

John P. Hardaway (48) Treasurer	08/1990 to present	Executive Vice President, PIMCO. Formerly, Senior Vice President and Vice President, PIMCO.

Stacie Anctil (35) Assistant Treasurer	11/2003 to present	Vice President, PIMCO. Formerly, Specialist, PIMCO; Sales Associate, ESIS and Sales Manager, FT Interactive Data.

Erik C. Brown (37) Assistant Treasurer	02/2001 to present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO; Senior Tax Manager, Deloitte and Touche and Tax Manager, PricewaterhouseCoopers LLP.

Listed below for each Trustee is a dollar range of securities beneficially owned in the Trust together with the aggregate dollar range of equity securities in all registered investment companies overseen by each Trustee that are in the same family of investment companies as the Trust, as of December 31, 2004.

Name of Trustee	Name of Fund	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Funds Overseen by Trustee or Nominee in Family of Investment Companies
R. Wesley Burns	All Asset Fund Low Duration Fund	$1-$10,000 $1-$10,000	$10,001-$50,000
E. Philip Cannon	All Asset Fund	Over $100,000	Over $100,000
Vern O. Curtis	All Asset Fund All Asset All Authority Fund Real Return Fund	Over $100,000 Over $100,000 Over $100,000	Over $100,000

44

J. Michael Hagan	All Asset Fund All Asset All Authority Fund CommodityRealReturn Strategy Fund Real Return Fund	Over $100,000 Over $100,000 Over $100,000 Over $100,000	Over $100,000
Brent R. Harris

Emerging Markets Bond Fund

Total Return Fund

Convertible Fund

Foreign Bond Fund (U.S. Dollar Hedged)

Real Return Asset Fund

Real Return Fund

Total Return Mortgage Fund

All Asset Fund

CommodityRealReturn Strategy Fund

Municipal Bond Fund

Global Bond Fund (Unhedged)

StocksPLUS TR Short Strategy Fund

All Asset All Authority Fund

		$10,001-$50,000 $10,001-$50,000 $10,001-$50,000 Over $100,000 Over $100,000 Over $100,000 $10,001-$50,000 Over $100,000 Over $100,000 Over $100,000 Over $100,000 Over $100,000 Over $100,000	Over $100,000
William J. Popejoy	Short-Term Fund	Over $100,000	Over $100,000

No independent Trustee (or an immediate family member thereof) had any direct or indirect interest, the value of which exceeds $60,000, in the investment adviser, the principal underwriter of the Trust, or any entity controlling, controlled by or under common control with the investment adviser or the principal underwriter of the Trust (not including registered investment companies). Set forth in the table below is information regarding each independent Trustee’s (and his or her immediate family members’) share ownership in securities of the investment adviser of the Trust, the principal underwriter of the Trust, and any entity controlling, controlled by or under common control with the investment adviser or principal underwriter of the Trust (not including registered investment companies), as of December 31, 2004.

Name of Trustee or Nominee	Name of Owners and Relationships to Trustee or Nominee	Company	Title of Class	Value of Securities	Percent of Class
E. Philip Cannon	None	None	None	None	None
Vern O. Curtis	None	None	None	None	None
J. Michael Hagan	None	None	None	None	None
William J. Popejoy	None	None	None	None	None

No independent Trustee or immediate family member has during the two most recently completed calendar years had: (i) any material interest, direct or indirect, in any transaction or series of similar transactions, in which the amount involved exceeds $60,000; (ii) any securities interest in the principal underwriter of the Trust or the investment adviser or their affiliates (other than the Trust); or (iii) any direct or indirect relationship of any nature, in which the amount involved exceeds $60,000, with:

•	the Funds;

•	an officer of the Funds;

•	an investment company, or person that would be an investment company but for the exclusions provided by sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment adviser or principal underwriter as the Funds or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the investment adviser or principal underwriter of the Funds;

•	an officer or an investment company, or a person that would by an investment company but for the exclusions provided by sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment adviser or principal underwriter as the Funds or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the investment adviser or principal underwriter of the Funds;

•	the investment adviser or principal underwriter of the Funds;

45

•	an officer of the investment adviser or principal underwriter of the Funds;

•	a person directly or indirectly controlling, controlled by, or under common control with the investment adviser or principal underwriter of the Funds; or

•	an officer of a person directly or indirectly controlling, controlled by, or under common control with the investment adviser or principal underwriter of the Funds.

Standing Committees

The Trust has a standing Audit Committee that consists of all of the independent Trustees (Messrs. Cannon, Curtis, Hagan and Popejoy). The Audit Committee reviews both the audit and non-audit work of the Trust’s independent public accountant, submits a recommendation to the Board as to the selection of an independent public accountant, and reviews generally the maintenance of the Trust’s records and the safekeeping arrangement of the Trust’s custodian. During the fiscal year ended March 31, 2005, the Audit Committee met four times.

The Board has formed a Valuation Committee whose function is to monitor the valuation of portfolio securities and other investments and, as required by the Trust’s valuation policies, when the Board is not in session it shall determine the fair value of portfolio holdings after consideration of all relevant factors, which determinations shall be reported to the full Board. The Valuation Committee currently consists of all of the Trust’s Board members. During the fiscal year ended March 31, 2005, there was one meeting of the Valuation Committee.

The Trust also has a Governance Committee, composed of independent Trustees (Messrs. Cannon, Curtis, Hagan and Popejoy), that is responsible for the selection and nomination of candidates to serve as Trustees of the Trust. The Governance Committee does not currently have a policy regarding whether it will consider nominees recommended by shareholders. During the fiscal year ended March 31, 2005, there were two meetings of the Nominating Committee.

Compensation Table

The following table sets forth information regarding compensation received by the Trustees for the fiscal year ended March 31, 2005.

Name and Position	Aggregate Compensation from Trust[1]	Total Compensation from Trust and Fund Complex Paid to Trustees[2]
E. Philip Cannon, Trustee	$92,916[3]	$246,887[4]
Vern O. Curtis, Trustee	$115,953	$116,184
J. Michael Hagan, Trustee	$76,500	$99,000
William J. Popejoy, Trustee	$112,050	$112,056

[1]	Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $80,000 plus $5,000 for each Board of Trustees meeting attended in person ($1,000 for each special meeting attended), and $500 for each committee meeting attended, plus reimbursement of related expenses. In addition, a Trustee serving as a Committee Chair, other than those affiliated with PIMCO or its affiliates, receives an additional annual retainer of $1,500. The Audit Committee Chair receives an additional annual retainer of $7,500. For the fiscal year ended March 31, 2005, the unaffiliated Trustees as a group received compensation in the amount of $397,419.

[2]	Each Trustee also serves as a Director of PIMCO Commercial Mortgage Securities Trust, Inc., a registered closed-end management investment company, and as a Trustee of PIMCO Variable Insurance Trust, a registered open-end management investment company. For their services to PIMCO Commercial Mortgage Securities Trust, Inc., the Directors listed above receive an annual retainer of $6,000 plus $1,000 for each Board of Directors meeting attended in person ($500 for each special meeting attended), and $250 for each committee meeting attended, plus reimbursement of related expenses. In addition, a Director serving as a Committee Chair, other than those affiliated with PIMCO or its affiliates, receives an additional annual retainer of $500. The Audit Committee Chair receives an additional annual retainer of $1,000. For the fiscal year ended December 31, 2004, the unaffiliated Directors as a group received compensation in the amount of $47,587.

46

The Trustees listed above, for their services as Trustees of PIMCO Variable Insurance Trust, receive an annual retainer of $15,000 plus $2,000 for each Board of Trustees meeting attended in person ($500 for each special meeting attended), and $500 for each committee meeting attended, plus reimbursement of related expenses. In addition, a Trustee serving as a Committee Chair, other than those affiliated with PIMCO or its affiliates, receives an additional annual retainer of $500. The Audit Committee Chair receives an additional annual retainer of $1,500. For the fiscal year ended December 31, 2004, the unaffiliated Trustees as a group received compensation in the amount of $48,587.

[3]	The Trust, PIMCO Commercial Mortgage Securities Trust, Inc., and PIMCO Variable Insurance Trust have adopted a deferred compensation plan. For fiscal year ended December 31, 2004, Mr. Cannon elected to have $11,974 and $12,224 in compensation deferred from the PIMCO Commercial Mortgage Securities Trust, Inc. and PIMCO Variable Insurance Trust, respectively. For fiscal year ended March 31, 2005, Mr. Cannon elected to have $92,916 in compensation from the Trust deferred.

[4]	Until his resignation effective March 31, 2005, Mr. Cannon also served as a Trustee of the PIMCO Funds: Multi-Manager Series (now known as Allianz Funds). For his services, Mr. Cannon received an annual retainer of $57,000 plus $3,000 for each Board of Trustees meeting attended in person ($1,500 for each such meeting attended telephonically), and $1,500 for each Performance Committee meeting attended, plus reimbursement of related expenses.

Investment Adviser

Pacific Investment Management Company LLC (“PIMCO”), a Delaware limited liability company, serves as investment adviser to the Funds pursuant to an investment advisory contract (“Advisory Contract”) between PIMCO and the Trust. PIMCO is a majority owned subsidiary of Allianz Global Investors of America L.P. (“Allianz Global Investors”) with a minority interest held by PIMCO Partners, LLC. PIMCO Partners, LLC is owned by the current managing directors and executive management of PIMCO. Allianz Global Investors was organized as a limited partnership under Delaware law in 1987. Allianz Global Investors’ sole general partner is Allianz-PacLife Partners LLC. Allianz-Paclife Partners LLC is a Delaware limited liability company with two members, ADAM U.S. Holding LLC, the managing member, which is a Delaware limited liability company and Pacific Life Insurance Company, a California stock life insurance company. ADAM U.S. Holding LLC’s sole member is Allianz Global Investors of America LLC, a Delaware limited liability company. Allianz Global Investors of America LLC has two members, Allianz of America, Inc., a Delaware corporation which owns a 99.9% non-managing interest and Allianz Global Investors of America Holding Inc., a Delaware corporation which owns a 0.01% managing interest. Allianz Global Investors of America Holding Inc. is a wholly-owned subsidiary of Allianz Global Investors Aktiengesellschaft, which is wholly-owned by Allianz Aktiengesellschaft (“Allianz AG”). Allianz of America, Inc. is wholly-owned by Allianz AG. Pacific Life Insurance Company is a wholly-owned subsidiary of Pacific Mutual Holding Company. Allianz AG indirectly owns a controlling interest in Allianz Global Investors. Allianz AG is a European-based, multi-national insurance and financial services holding company. Pacific Life Insurance Company owns an indirect minority equity interest in Allianz Global Investors and is a California based insurance company.

PIMCO has engaged Research Affiliates, LLC (“Research Affiliates”), a California limited liability company, to serve as asset allocation sub-adviser to the All Asset Fund and All Asset All Authority Fund pursuant to an asset allocation sub-advisory agreement (“Asset Allocation Agreement”). Research Affiliates was organized in March 2002 and is located at 800 E. Colorado Blvd., 9th Floor, Pasadena, CA 91101.

PIMCO is located at 840 Newport Center Drive, Newport Beach, California 92660. PIMCO had approximately $493 billion of assets under management as of June 30, 2005.

Allianz AG is a European based insurance and financial services holding company and a publicly traded German company. As of December 31, 2004, the Allianz Group (including PIMCO) had assets under management of more than €1,078 billion.

As of the date of this Statement of Additional Information, significant institutional shareholders of Allianz AG currently include Munchener Ruckversicherungs-Gesellschaft AG (“Munich Re”). Allianz AG in turn owns Dresdner Bank AG. Munich Re, as well as certain broker-dealers that might be controlled by or affiliated with Munich Re, Allianz AG or Dresdner Bank AG, such as Dresdner Kleinwort Wasserstein and Dresdner Kleinwort Benson may be considered to be affiliated persons of PIMCO (collectively, “Affiliated Brokers.”). Absent an SEC exemption or other relief, the Funds generally are precluded from effecting principal transactions with the Affiliated Brokers, and the Funds’ ability to purchase securities being underwritten by an Affiliated Broker or a syndicate including an Affiliated Broker is subject to restrictions. Similarly, the Funds’ ability to utilize the Affiliated Brokers for agency transactions is subject to the restrictions of Rule 17e-1

47

under the 1940 Act. PIMCO does not believe that the restrictions on transactions with the Affiliated Brokers described above will materially adversely affect its ability to provide services to the Funds, the Funds’ ability to take advantage of market opportunities, or the Funds’ overall performance.

In the course of managing client accounts, PIMCO may, on behalf of its clients (including the Funds), enter into various derivatives transactions with broker-dealers or other parties that have entered into licensing agreements with the provider of an index product (“Index Licensor”). Typically, these licensing agreements grant the licensee the right to use an index owned by the Index Licensor for the purpose of entering into derivatives transactions based on the index, and provide for a payment to the Index Licensor based on the notional amount of such transactions. From time to time, PIMCO may enter into agreements with Index Licensors providing that a certain portion of the licensing fee received by the Index Licensor with respect to transactions involving PIMCO’s clients (including the Funds) be paid directly to those clients.

Advisory Agreement

PIMCO is responsible for making investment decisions and placing orders for the purchase and sale of the Trust’s investments directly with the issuers or with brokers or dealers selected by it in its discretion. See “Portfolio Transactions.” PIMCO also furnishes to the Board of Trustees, which has overall responsibility for the business and affairs of the Trust, periodic reports on the investment performance of each Fund.

Under the terms of the Advisory Contract, PIMCO is obligated to manage the Funds in accordance with applicable laws and regulations. The investment advisory services of PIMCO to the Trust are not exclusive under the terms of the Advisory Contract. PIMCO is free to, and does, render investment advisory services to others.

Following the expiration of the two year period commencing with the effectiveness of the Advisory Contract, it will continue in effect on a yearly basis provided such continuance is approved annually (i) by the holders of a majority of the outstanding voting securities of the Trust or by the Board of Trustees and (ii) by a majority of the Independent Trustees. The Advisory Contract may be terminated without penalty by vote of the Trustees or the shareholders of the Trust, or by PIMCO, on 60 days’ written notice by either party to the contract and will terminate automatically if assigned.

Continuation of the Advisory Contract was last approved by the Board of Trustees, including a majority of the Trustees who are not parties to the Advisory Contract or interested persons of such parties (“Independent Trustees”), at a meeting held on August 17, 2004.

In determining whether to continue the Advisory Contract, the Trustees analyzed the fees and expenses paid by the Funds and by comparable funds, the costs of providing these services, and the profitability of PIMCO’s relationship with the Funds as well as examining the nature and quality of services provided under the Advisory Contract, and the investment performance of the Funds on an absolute basis, and relative to the performance of comparable funds. In the course of the Advisory Contract analysis, the Trustees considered whether it was appropriate to maintain or reduce the advisory fees of any funds. In analyzing whether the fees were appropriate, the Trustees examined several specific factors, such as each Fund’s short-term and long-term performance, the historical fees paid by each Fund, the rationale for reducing overall fees on the Funds, the overall fee structure of the retail share classes of the Funds and the Fund’s competitive posture vis-à-vis other similarly situated funds. After carefully considering these factors, among others, the Trustees and PIMCO agreed to reduce the advisory fees of the Money Market Fund and the Real Return Asset Fund to 0.12% and 0.35%, respectively, and to maintain the current advisory fees for the remaining Funds at their current levels. The Trustees also considered the terms of the Trust’s Administration Agreement and the fees paid and services provided to the Funds under their “unified fee” structure. In addition, the Trustees considered the relationships among PIMCO, Allianz AG, and their affiliates, including any collateral benefits received by PIMCO or its affiliates due to PIMCO’s relationship with the Funds. The Trustees further considered PIMCO’s representations concerning its staffing, capabilities and methodologies applied in managing the Funds, including the importance of retention of personnel with relevant portfolio management experience. After reviewing the aforementioned information, the Trustees deliberated on whether or not to approve the Advisory Contract. After this deliberation, the Trustees concluded that the investment advisory fees payable to PIMCO under the Advisory Contract are fair and reasonable in light of the services provided to the Funds, and approved the continuation of the Advisory Contract between the Trust and PIMCO for one year.

PIMCO employs Research Affiliates to provide asset allocation services to the All Asset Fund and All Asset All Authority Fund pursuant to separate Asset Allocation Agreements. Under each Asset Allocation Agreement, last approved by the Board of Trustees, including a majority of the Independent Trustees, at a meeting held on August 17, 2004, Research Affiliates is responsible for the management of the Funds and determining how the assets of the Funds are allocated and reallocated from time to time among the Underlying Funds. For services provided to the All Asset Fund and All Asset All

48

Authority Fund, PIMCO (not the Trust) pays fees to Research Affiliates at annual rates of 0.20% and 0.25%, respectively, of the average daily net assets of each Fund. Each Fund also indirectly pays a proportionate share of the advisory fees paid to PIMCO by the Underlying Funds in which the Fund invests. Research Affiliates is not compensated directly by the All Asset Fund or All Asset All Authority Fund.

Under the terms of the Asset Allocation Agreements, Research Affiliates is obligated to manage the All Asset and All Asset All Authority Funds in accordance with applicable laws and regulations. Each Asset Allocation Agreement will continue in effect with respect to the All Asset Fund and the All Asset All Authority Funds, respectively, for two years from its effective date, and thereafter on a yearly basis provided such continuance is approved annually (i) by the holders of a majority of the outstanding voting securities of the Trust or by the Board of Trustees and (ii) by a majority of the Independent Trustees. Each Asset Allocation Agreement may be terminated without penalty by vote of the Trustees or its shareholders, or by PIMCO, on 60 days’ written notice by either party to the contract and will terminate automatically if assigned. If Research Affiliates ceases to manage the portfolio of either Fund, PIMCO will either assume full responsibility for the management of that Fund, or retain a new asset allocation sub-adviser, subject to the approval of the Trustees and, if required, the Fund’s shareholders.

PIMCO receives a monthly investment advisory fee from each Fund at an annual rate based on average daily net assets of the Funds as follows:

Fund	Advisory Fee Rate
Liquid Assets Fund	0.10%
Money Market Fund	0.12%
All Asset and Short Duration Municipal Income Funds	0.20%
Floating Income Fund	0.30%
Real Return Asset	0.35%
Convertible and StocksPLUS Funds	0.40%
StocksPLUS Municipal-Backed Fund	0.44%
Developing Local Markets, Diversified Income, Emerging Markets Bond and Fundamental IndexPLUS Funds	0.45%
CommodityRealReturn Strategy, RealEstateRealReturn Strategy, StocksPLUS TR Short Strategy and StocksPLUS Total Return Funds	0.49%
European Convertible Fund	0.50%
European StocksPLUS TR Strategy, Far East (ex-Japan) StocksPLUS TR Strategy, International StocksPLUS TR Strategy and Japanese StocksPLUS TR Strategy Funds	0.55%
Fundamental IndexPLUS TR Fund	0.54%
All other Funds	0.25%

49

For the fiscal years ended March 31, 2005, 2004 and 2003, the aggregate amount of the advisory fees paid by each operational Fund was as follows:

Fund	Year Ended 3/31/05	Year Ended 3/31/04	Year Ended 3/31/03
All Asset Fund	7,056,517	1,456,140	53,124
All Asset All Authority Fund	209,109	18,702	N/A
California Intermediate Municipal Bond Fund	315,054	342,583	374,702
California Municipal Bond Fund	40,224	40,388	40,417
CommodityRealReturn Strategy Fund	27,290,769	4,825,097	176,335
Convertible Fund	126,228	68,805	105,967
Diversified Income Fund	4,000,253	879,294	N/A
Emerging Markets Bond Fund	7,359,571	4,888,068	1,554,522
European Convertible Fund	508,235	235,690	24,176
European StocksPLUS TR Strategy Fund	38,616	11,909	N/A
Far East (ex-Japan) StocksPLUS TR Strategy Fund	36,229	10,823	N/A
Floating Income Fund	692,975	N/A	N/A
Foreign Bond Fund (U.S. Dollar-Hedged)	4,078,372	3,776,076	2,624,791
Foreign Bond Fund (Unhedged)	899,041	N/A	N/A
Global Bond Fund (Unhedged)	2,438,677	1,539,023	1,008,664
Global Bond Fund (U.S. Dollar-Hedged)	437,804	420,044	249,874
GNMA Fund	1,206,106	837,527	537,840
High Yield Fund	17,548,895	18,495,459	10,590,729
International StocksPLUS TR Strategy Fund	969,596	36,804	N/A
Japanese StocksPLUS TR Strategy Fund	36,485	7,450	N/A
Investment Grade Corporate Bond Fund	78,318	74,590	63,778
Long-Term U.S. Government Fund	1,847,560	2,021,216	1,873,831
Low Duration Fund	35,842,133	34,933,469	21,105,390
Low Duration Fund II	1,537,949	1,489,174	1,092,814
Low Duration Fund III	257,149	185,805	130,019
Moderate Duration Fund	4,462,453	3,434,486	2,188,970
Money Market Fund	577,918	663,329	580,550
Municipal Bond Fund	843,676	951,261	803,095
New York Municipal Bond Fund	50,411	48,537	25,189
Real Return Asset Fund	1,289,543	821,858	151,562
Real Return Fund	30,324,752	21,123,119	14,082,155
Real Return Fund II	146,072	97,861	44,914
RealEstateRealReturn Strategy Fund	1,516,332	235,475	N/A
Short-Duration Municipal Income Fund	914,485	821,739	369,566
Short-Term Fund	11,282,052	10,760,536	7,487,012
StocksPLUS Fund	6,937,358	5,012,383	3,207,673
StocksPLUS TR Short Strategy Fund	18,563	10,248	N/A
StocksPLUS Total Return Fund	2,184,023	528,496	11,056
Total Return Fund	191,622,261	185,286,598	158,776,873
Total Return Fund II	6,140,575	5,957,093	5,152,176
Total Return Fund III	3,523,535	2,870,792	2,321,409
Total Return Mortgage Fund	725,701	703,730	453,198

Proxy Voting Policies and Procedures

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. Recognizing that proxy voting is a rare event in the realm of fixed income investing and is typically limited to solicitation of consent to changes in features of debt securities, the Proxy Policy also applies to any voting rights and/or consent rights of PIMCO, on behalf of the Funds, with respect to debt securities, including but not limited to, plans of reorganization, and waivers and consents under applicable indentures.

50

The Proxy Policy is designed and implemented in a manner reasonably expected to ensure that voting and consent rights are exercised in the best interests of the Funds and their shareholders. Each proxy is voted on a case-by-case basis taking into consideration any relevant contractual obligations as well as other relevant facts and circumstances at the time of the vote. In general, PIMCO reviews and considers corporate governance issues related to proxy matters and generally supports proposals that foster good corporate governance practices. PIMCO may vote proxies as recommended by management on routine matters related to the operation of the issuer and on matters not expected to have a significant economic impact on the issuer and/or its shareholders.

PIMCO will supervise and periodically review its proxy voting activities and implementation of the Proxy Policy. PIMCO will review each proxy to determine whether there may be a material conflict between PIMCO and the Funds. If no conflict exists, the proxy will be forwarded to the appropriate portfolio manager for consideration. If a conflict does exist, PIMCO will seek to resolve any such conflict in accordance with the Proxy Policy. PIMCO seeks to resolve any material conflicts of interest by voting in good faith in the best interest of the Funds. If a material conflict of interest should arise, PIMCO will seek to resolve such conflict in the Funds’ best interest by pursuing any one of the following courses of action: (i) convening a committee to assess and resolve the conflict; (ii) voting in accordance with the instructions of the Board; (iii) voting in accordance with the recommendation of an independent third-party service provider; (iv) suggesting to the Board that the Fund engage another party to determine how the proxy should be voted; (v) delegating the vote to a third-party service provider; or (vi) voting in accordance with the factors discussed in the Proxy Policy.

Information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve month period ended June 30th is available no later than the following August 31st without charge, upon request, by calling the Trust at 1-800-927-4648 and on the SEC’s website at http://www.sec.gov.

Copies of the written Proxy Policy and the factors that PIMCO may consider in determining how to vote proxies for the Funds are available by calling the Trust at 1-800-927-4648 and on the SEC’s website at http://www.sec.gov.

Fund Administrator

PIMCO also serves as Administrator to the Funds pursuant to an administration agreement (the “Administration Agreement”) with the Trust. PIMCO provides the Funds with certain administrative and shareholder services necessary for Fund operations and is responsible for the supervision of other Fund service providers. PIMCO may in turn use the facilities or assistance of its affiliates to provide certain services under the Administration Agreement, on terms agreed between PIMCO and such affiliates. The administrative services provided by PIMCO include but are not limited to: (1) shareholder servicing functions, including preparation of shareholder reports and communications, (2) regulatory compliance, such as reports and filings with the SEC and state securities commissions, and (3) general supervision of the operations of the Funds, including coordination of the services performed by the Funds’ transfer agent, custodian, legal counsel, independent accountants, and others. PIMCO (or an affiliate of PIMCO) also furnishes the Funds with office space facilities required for conducting the business of the Funds, and pays the compensation of those officers, employees and Trustees of the Trust affiliated with PIMCO. In addition, PIMCO, at its own expense, arranges for the provision of legal, audit, custody, transfer agency and other services for the Funds, and is responsible for the costs of registration of the Trust’s shares and the printing of Prospectuses and shareholder reports for current shareholders. PIMCO has contractually agreed to provide these services, and to bear these expenses, at the following rates for each Fund (each expressed as a percentage of the Fund’s average daily net assets attributable to its classes of shares on an annual basis):

51

	Administrative Fee Rate
Fund	Institutional and Administrative Class	Advisor Class	Class A, B and C	Class D*	Class J and K	Class R
All Asset and All Asset All Authority Funds	0.05%	0.15%	0.45%	0.70%	N/A	N/A
California Intermediate Municipal Bond, California Municipal Bond and New York Municipal Bond Funds	0.22%	0.32%	0.35%	0.60%	0.25%	N/A
CommodityRealReturn Strategy Fund	0.25%	0.35%	0.50%	0.75%	N/A	0.50%
Convertible Fund	0.25%	0.35%	N/A	N/A	0.25%	0.40%
Developing Local Markets Fund	0.50%	N/A	0.65%	0.65%	N/A	N/A
Diversified Income Fund	0.30%	0.30%	0.45%	0.45%	N/A	0.50%
Emerging Markets Bond Fund	0.40%	0.50%	0.55%	0.80%	0.30%	0.55%
European StocksPLUS TR Strategy Fund	0.30%	0.40%	0.45%	0.70%	N/A	N/A
Far East (ex-Japan) StocksPLUS TR Strategy Fund	0.30%	0.40%	0.45%	0.70%	N/A	N/A
Floating Income Fund	0.25%	0.35%	0.40%	0.40%	N/A	0.40%
Foreign Bond Fund (Unhedged)	0.25%	N/A	0.45%	0.70%	N/A	0.45%
Foreign Bond Fund (U.S. Dollar-Hedged)	0.25%	0.35%	0.45%	0.70%	0.25%	0.45%
Fundamental IndexPLUS and Fundamental IndexPLUS TR Funds	0.25%	N/A	0.40%	0.40%	N/A	N/A
Global Bond Fund (Unhedged)	0.30%	0.40%	0.45%	0.70%	0.30%	N/A
Global Bond (U.S. Dollar-Hedged) Fund	0.30%	0.40%	0.45%	0.70%	0.30%	0.45%
GNMA Fund	0.25%	0.35%	0.40%	0.65%	0.25%	0.40%
International StocksPLUS TR Strategy Fund	0.30%	0.40%	0.55%	0.80%	N/A	N/A
Investment Grade Corporate Bond Fund	0.25%	0.35%	0.40%	0.65%	0.25%	N/A
Japanese StocksPLUS TR Strategy Fund	0.30%	0.40%	0.45%	0.70%	N/A	N/A
Liquid Assets Fund	0.05%	N/A	N/A	N/A	N/A	N/A
Low Duration Fund	0.18%	0.20%	0.40%	0.50%	0.25%	0.40%
Total Return Fund	0.18%	0.20%	0.40%	0.50%	0.25%	0.40%
Moderate Duration Fund	0.20%	0.30%	0.40%	0.65%	0.25%	N/A
Money Market Fund	0.20%	0.30%	0.35%	0.45%	0.25%	0.40%
Municipal Bond Fund	0.24%	0.30%	0.35%	0.60%	0.25%	N/A
Real Return Fund	0.20%	0.30%	0.40%	0.65%	0.25%	0.40%
Real Return Fund II	0.20%	0.30%	0.40%	0.65%	N/A	N/A
Real Return Asset Fund	0.25%	0.35%	0.40%	0.65%	N/A	N/A
RealEstateRealReturn Strategy Fund	0.25%	0.40%	0.50%	0.75%	N/A	N/A
Short Duration Municipal Income Fund	0.19%	0.29%	0.35%	0.60%	0.25%	N/A
Short-Term Fund	0.20%	0.20%	0.35%	0.50%	0.25%	0.35%
StocksPLUS Municipal-Backed Fund	0.25%	0.40%	0.50%	0.75%	N/A	N/A
StocksPLUS TR Short Strategy Fund	0.25%	0.40%	0.45%	0.70%	N/A	N/A
StocksPLUS Total Return Fund	0.25%	0.35%	0.45%	0.70%	N/A	N/A
All other Funds	0.25%	0.35%	0.40%	0.65%	0.25%	0.40%

52

*	As described below, the Administration Agreement includes a plan adopted under Rule 12b-1 which provides for the payment of up to 0.25% of the Class D Administrative Fee rate as reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares.

Except for the expenses paid by PIMCO, the Trust bears all costs of its operations. The Funds are responsible for: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) expenses, such as organizational expenses, which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares (“Class-specific expenses”).

Class-specific expenses include distribution and service fees payable with respect to different classes of shares and administrative fees as described above, and may include certain other expenses as permitted by the Trust’s Amended and Restated Multi-Class Plan adopted pursuant to Rule 18f-3 under the 1940 Act and subject to review and approval by the Trustees.

The Administration Agreement may be terminated by the Trustees, or by a vote of a majority of the outstanding voting securities of the Trust, Fund, or Class as applicable, at any time on 60 days’ written notice. Following the expiration of the one-year period commencing with the effectiveness of the Administration Agreement, it may be terminated by PIMCO, also on 60 days’ written notice.

The All Asset and All Asset All Authority Funds indirectly pay a proportionate share of the administrative fees paid to PIMCO by the Underlying Funds in which each Fund invests.

The Administration Agreement is subject to annual approval by the Board, including a majority of the Trust’s Independent Trustees (as that term is defined in the 1940 Act). The current Administration Agreement, dated May 5, 2000, as supplemented from time to time, was last approved by the Board of Trustees, including all of the Independent Trustees at a meeting held on August 17, 2004. In approving the Administration Agreement, the Trustees determined that: (1) the Administration Agreement is in the best interests of the Funds and their shareholders; (2) the services to be performed under the Agreement are services required for the operation of the Funds; (3) PIMCO is able to provide, or to procure, services for the Funds which are at least equal in nature and quality to services that could be provided by others; and (4) the fees to be charged pursuant to the Agreement are fair and reasonable in light of the usual and customary charges made by others for services of the same nature and quality.

For the fiscal years ended March 31, 2005, 2004 and 2003, the aggregate amount of the administrative fees paid by each operational Fund was as follows:

Fund	Year Ended 3/31/05	Year Ended 3/31/04	Year Ended 3/31/03
All Asset Fund	6,968,222	1,232,011	13,781
All Asset All Authority Fund	41,822	3,940	N/A
California Intermediate Municipal Bond Fund	354,017	403,149	401,332
California Municipal Bond Fund	42,801	44,858	42,338
CommodityRealReturn Strategy Fund	21,704,804	3,740,684	101,238
Convertible Fund	78,888	43,003	85,736
Diversified Income Fund	2,821,799	617,574	N/A
Emerging Markets Bond Fund	7,445,907	5,090,421	1,547,755
European Convertible Fund	254,117	117,845	11,593
European StocksPLUS TR Strategy Fund	21,065	6,496	N/A
Far East (ex-Japan) StocksPLUS TR Strategy Fund	19,761	5,904	N/A
Floating Income Fund	689,533	N/A	N/A
Foreign Bond Fund (U.S. Dollar-Hedged)	5,310,096	4,920,637	3,341,802
Foreign Bond Fund (Unhedged)	1,079,261	N/A	N/A
Global Bond Fund (Unhedged)	2,926,413	1,846,774	1,210,057
Global Bond Fund (U.S. Dollar-Hedged)	613,534	594,791	346,704
GNMA Fund	1,490,637	1,173,967	878,084

53

Fund	Year Ended 3/31/05	Year Ended 3/31/04	Year Ended 3/31/03
High Yield Fund	22,509,878	23,769,251	13,292,594
International StocksPLUS TR Strategy Fund	538,475	20,527	N/A
Japanese StocksPLUS TR Strategy Fund	19,901	4,063	N/A
Investment Grade Corporate Bond Fund	79,951	74,590	63,778
Long-Term U.S. Government Fund	2,207,737	2,476,311	2,312,484
Low Duration Fund	34,327,416	34,518,978	20,946,408
Low Duration Fund II	1,537,949	1,489,174	1,092,814
Low Duration Fund III	257,149	185,805	130,019
Moderate Duration Fund	3,569,963	2,746,789	1,751,176
Money Market Fund	1,304,375	1,402,259	1,200,841
Municipal Bond Fund	1,071,967	1,250,178	990,873
New York Municipal Bond Fund	72,253	71,842	32,917
Real Return Asset Fund	866,930	513,661	87,786
Real Return Fund	38,887,729	27,588,880	18,200,673
Real Return Fund II	116,857	78,289	35,931
RealEstateRealReturn Strategy Fund	862,299	125,028	N/A
Short-Duration Municipal Income Fund	1,425,064	1,446,264	583,958
Short-Term Fund	10,895,110	11,488,431	7,961,958
StocksPLUS Fund	4,955,167	3,709,188	2,557,737
StocksPLUS TR Short Strategy Fund	9,471	6,318	N/A
StocksPLUS Total Return Fund	1,260,711	307,397	5,641
Total Return Fund	169,442,452	165,810,508	140,013,873
Total Return Fund II	6,140,575	5,957,093	5,152,176
Total Return Fund III	3,523,535	2,870,793	2,321,409
Total Return Mortgage Fund	982,678	1,003,774	654,566

Under the Administration Agreement, the Administrator or an affiliate may pay financial service firms a portion of the Class D administration fees in return for the firms’ services (normally not to exceed an annual rate of 0.35% of a Fund’s average daily net assets attributable to Class D shares purchase through such firms). The Administration Agreement includes a plan specific to Class D shares that has been adopted in conformity with the requirements set forth under Rule 12b-1 of the 1940 Act to allow for payment of up to 0.25% per annum of the Class D administrative fees as reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares. The principal types of activities for which such payments may be made are services in connection with the distribution and marketing of Class D shares and/or the provision of shareholder services. See “Distribution of Trust Shares—Plan for Class D Shares.”

PORTFOLIO MANAGERS

Other Accounts Managed

Certain of the portfolio managers who are primarily responsible for the day-to-day management of the Funds also manage other registered investment companies, other pooled investment vehicles and other accounts, as indicated below. The following tables identify, as of March 31, 2005: (i) the Fund(s) managed by the specified portfolio manager; (ii) the number of other registered investment companies, pooled investment vehicles and other accounts managed by the portfolio manager; and (iii) the total assets of such companies, vehicles and accounts, and the number and total assets of such companies, vehicles and accounts with respect to which the advisory fee is based on performance.

54

Name of Portfolio Manager	Fund(s) Managed by Portfolio Manager	Registered Investment Companies Managed by Portfolio Manager		Pooled Investment Vehicles Managed by Portfolio Manager		Other Accounts Managed by Portfolio Manager
		Number	Total Assets (in MM)	Number	Total Assets (in MM)	Number	Total Assets (in MM)
Gross	Total Return	29	$34,509	14	$4,858	69	$43,741
	Total Return II	29	$113,607	14	$4,858	69	$43,741
	Total Return III	29	$114,539	14	$4,858	69	$43,741
	StocksPLUS®	29	$114,666	14	$4,858	69	$43,741
	Low Duration	29	$102,337	14	$4,858	69	$43,741
	Low Duration II	29	$115,608	14	$4,858	69	$43,741
	Low Duration III	29	$115,964	14	$4,858	69	$43,741
	StocksPLUS® TR Short Strategy	29	$116,060	14	$4,858	69	$43,741
	StocksPLUS® TR	29	$115,615	14	$4,858	69	$43,741
	Moderate Duration	29	$114,146	14	$4,858	69	$43,741
	Fundamental IndexPLUS	29	$116,065	14	$4,858	69	$22,083
	Fundamental IndexPLUS TR	29	$116,065	14	$4,858	69	$22,083
Simon	Total Return Mortgage	4	$10,606	7	$2,882	17	$6,053
	GNMA	4	$10,643	7	$2,882	17	$6,053
McCray	Municipal Bond	15	$5,705	2	$443	12	$1,182
	Short Duration Municipal Income	15	$5,626	2	$443	12	$1,182
	California Intermediate Municipal Bond	15	$5,901	2	$443	12	$1,182
	CA Municipal Bond	15	$6,013	2	$443	12	$1,182
	NY Municipal Bond	15	$6,006	2	$443	12	$1,182
	StocksPLUS® Municipal-Backed	15	$6,029	2	$443	12	$1,182
Kennedy	High Yield	8	$7,059	10	$4,156	20	$3,429
Kiesel	Investment Grade Corporate	3	$3,167	7	$1,814	6	$910
Keller	Long-Term US Government	2	$7,630	4	$775	28	$8,451
Mariappa	Foreign Bond (Unhedged)	7	$7,102	46	$10,883	68	$14,382
	Foreign Bond (US Dollar Hedged)	7	$6,528	46	$10,883	68	$14,382

55

	Global Bond (Unhedged)	7	$7,187	46	$10,883	68	$14,382
	Global Bond (US Dollar Hedged)	7	$8,254	46	$10,883	68	$14,382
El-Erian	Floating Income	8	$5,680	23	$4,235	45	$6,474
	Diversified Income	8	$5,610	23	$4,235	45	$6,474
	Emerging Markets	8	$4,534	23	$4,235	45	$6,474
Gomez	Developing Local Markets	1	$256	0	N/A	0	N/A
McCulley	Money Market	10	$11,783	14	$1,539	44	$8,957
	Short-Term	10	$7,949	14	$1,539	44	$8,957
Brynjolfsson	Commodity RealReturn Strategy	14	$22,433	9	$1,685	35	$6,060
	RealEstateRealReturn Strategy	14	$30,028	9	$1,685	35	$6,060
	Real Return Asset	14	$29,875	9	$1,685	35	$6,060
	Real Return II	14	$30,420	9	$1,685	35	$6,060
	Real Return	14	$16,293	9	$1,685	35	$6,060
Arnott	All Asset	2	$335	N/A	N/A	N/A	N/A
	All Asset All Authority	2	$5,834	N/A	N/A	N/A	N/A
Hudoff	Convertible	N/A	N/A	4	$1,555	14	$2,278
Garbuzov	European Convertible	N/A	N/A	N/A	N/A	2	$865
Hamalainen	European StocksPLUS® TR Strategy	9	$6,713	5	$521	178	$35,242
	Far East (ex-Japan) StocksPLUS® TR	9	$6,708	5	$521	178	$35,242
	International StocksPLUS® TR Strategy	9	$6,506	5	$521	178	$35,242
	Japanese StocksPLUS® TR Strategy	9	$6,708	5	$521	178	$35,242

56

Name of Portfolio Manager	Fund(s) Managed by Portfolio Manager	Registered Investment Companies Managed by Portfolio Manager		Pooled Investment Vehicles Managed by Portfolio Manager		Other Accounts Managed by Portfolio Manager
		Number with Performance- Based Fees	Total Assets with Performance- Based Fees	Number with Performance- Based Fees	Total Assets with Performance- Based Fees	Number with Performance- Based Fees	Total Assets with Performance- Based Fees
Gross	Total Return	0	N/A	0	N/A	24	$22,083
	StocksPLUS®	0	N/A	0	N/A	24	$22,083
	Total Return II	0	N/A	0	N/A	24	$22,083
	Total Return III	0	N/A	0	N/A	24	$22,083
	Low Duration	0	N/A	0	N/A	24	$22,083
	Low Duration II	0	N/A	0	N/A	24	$22,083
	Low Duration III	0	N/A	0	N/A	24	$22,083
	StocksPLUS® TR Short Strategy	0	N/A	0	N/A	24	$22,083
	StocksPLUS® TR	0	N/A	0	N/A	24	$22,083
	Moderate Duration	0	N/A	0	N/A	24	$22,083
	Fundamental IndexPLUS	0	N/A	0	N/A	24	$22,083
	Fundamental IndexPLUS TR	0	N/A	0	N/A	24	$22,083
Simon	Total Return Mortgage Portfolio	0	N/A	1	324	7	$3,083
	GNMA Portfolio	0	N/A	1	324	7	$3,083
McCray	Municipal Bond	0	N/A	0	N/A	1	92
	Short Duration Municipal Income	0	N/A	0	N/A	1	92
	California Intermediate Municipal Bond	0	N/A	0	N/A	1	92
	CA Municipal Bond	0	N/A	0	N/A	1	92
	NY Municipal Bond	0	N/A	0	N/A	1	92
	StocksPLUS® Municipal-Backed	0	N/A	0	N/A	1	92
Kennedy	High Yield	0	N/A	0	N/A	0	0
Kiesel	Investment Grade Corporate	0	N/A	0	N/A	1	75
Keller	Long-Term US Government	0	N/A	0	N/A	5	$1,173
Mariappa	Foreign (Unhedged)	0	N/A	0	N/A	16	$3,851
	Foreign Bond (US Dollar Hedged)	0	N/A	0	N/A	16	$3,851
	Global Bond (Unhedged)	0	N/A	0	N/A	16	$3,851
	Global Bond (US Dollar Hedged)	0	N/A	0	N/A	16	$3,851
El-Erian	Floating Income	0	N/A	0	N/A	3	917
	Diversified Income	0	N/A	0	N/A	3	917
	Emerging Markets	0	N/A	0	N/A	3	917
Gomez	Developing Local Markets	0	N/A	0	N/A	0	N/A
McCulley	Money Market	0	N/A	0	N/A	4	$2,293
	Short-Term	0	N/A	0	N/A	4	$2,293
Brynjolfsson	Commodity RealReturn Strategy	0	N/A	0	N/A	7	$1,996

57

	RealEstateRealReturn Strategy	0	N/A	0	N/A	7	$1,996
	Real Return Asset	0	N/A	0	N/A	7	$1,996
	Real Return II	0	N/A	0	N/A	7	$1,996
	Real Return	0	N/A	0	N/A	7	$1,996
Arnott	All Asset	0	N/A	N/A	N/A	N/A	N/A
	All Asset All Authority	0	N/A	N/A	N/A	N/A	N/A
Hudoff	Convertible	N/A	N/A	0	N/A	0	N/A
Garbuzov	European Convertible	N/A	N/A	N/A	N/A	0	N/A
Hamalainen	European StocksPLUS® TR Strategy	0	N/A	0	N/A	10	$3,374
	Far East (ex-Japan) StocksPLUS® TR	0	N/A	0	N/A	10	$3,374
	International StocksPLUS® TR Strategy	0	N/A	0	N/A	10	$3,374
	Japanese StocksPLUS® TR Strategy	0	N/A	0	N/A	10	$3,374

Conflicts of Interest

From time to time, potential conflicts of interest may arise between a portfolio manager’s management of the investments of a Fund, on the one hand, and the management of other accounts, on the other. The other accounts might have similar investment objectives or strategies as the Funds, track the same index a Fund tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Funds. The other accounts might also have different investment objectives or strategies than the Funds.

Knowledge and Timing of Fund Trades. A potential conflict of interest may arise as a result of the portfolio manager’s day-to-day management of a Fund. Because of their positions with the Funds, the portfolio managers know the size, timing and possible market impact of a Fund’s trades. It is theoretically possible that the portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of a Fund.

Investment Opportunities. A potential conflict of interest may arise as result of the portfolio manager’s management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both a Fund and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Fund and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by a Fund and another account. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

Under PIMCO’s allocation procedures, investment opportunities are allocated among various investment strategies based on individual account investment guidelines and PIMCO’s investment outlook. PIMCO has also adopted additional procedures to complement the general trade allocation policy that are designed to address potential conflicts of interest due to the side-by-side management of the Funds and certain pooled investment vehicles, including investment opportunity allocation issues.

Performance Fees. A portfolio manager may advise certain accounts with respect to which the advisory fee is based entirely or partially on performance. Performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to a Fund. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities between such other accounts and the Funds on a fair and equitable basis over time.

58

Portfolio Manager Compensation

PIMCO has adopted a “Total Compensation Plan” for its professional level employees, including its portfolio managers, that is designed to pay competitive compensation and reward performance, integrity and teamwork consistent with the firm’s mission statement. The Total Compensation Plan includes a significant incentive component that rewards high performance standards, work ethic and consistent individual and team contributions to the firm. The compensation of portfolio managers consists of a base salary, a bonus, and may include a retention bonus. Portfolio managers who are Managing Directors of PIMCO also receive compensation from PIMCO’s profits. Certain employees of PIMCO, including portfolio managers, may elect to defer compensation through PIMCO’s deferred compensation plan. PIMCO also offers its employees a non-contributory defined contribution plan through which PIMCO makes a contribution based on the employee’s compensation. PIMCO’s contribution rate increases at a specified compensation level, which is a level that would include portfolio managers.

Salary and Bonus. Base salaries are determined by considering an individual portfolio manager’s experience and expertise and may be reviewed for adjustment annually. Portfolio managers are entitled to receive bonuses, which may be significantly more than their base salary, upon attaining certain performance objectives based on predetermined measures of group or department success. These goals are specific to individual portfolio managers and are mutually agreed upon annually by each portfolio manager and his or her manager. Achievement of these goals is an important, but not exclusive, element of the bonus decision process.

In addition, the following non-exclusive list of qualitative criteria (collectively, the “Bonus Factors”) may be considered when determining the bonus for portfolio managers:

•	3-year, 2-year and 1-year dollar-weighted and account-weighted investment performance as judged against the applicable benchmarks for each account managed by a portfolio manager and relative to applicable industry peer groups;

•	Appropriate risk positioning that is consistent with PIMCO’s investment philosophy and the Investment Committee/CIO approach to the generation of alpha;

•	Amount and nature of assets managed by the portfolio manager;

•	Consistency of investment performance across portfolios of similar mandate and guidelines (reward low dispersion);

•	Generation and contribution of investment ideas in the context of PIMCO’s secular and cyclical forums, portfolio strategy meetings, Investment Committee meetings, and on a day-to-day basis;

•	Absence of defaults and price defaults for issues in the portfolios managed by the portfolio manager;

•	Contributions to asset retention, gathering and client satisfaction;

•	Contributions to mentoring, coaching and/or supervising; and

•	Personal growth and skills added.

A portfolio manager’s compensation is not based directly on the performance of any portfolio or any other account managed by that portfolio manager. Final award amounts are determined by the PIMCO Compensation Committee.

Retention Bonuses. Certain portfolio managers may receive a discretionary, fixed amount retention bonus, based upon the Bonus Factors and continued employment with PIMCO. Each portfolio manager who is a Senior Vice President or Executive Vice President of PIMCO receives a variable amount retention bonus, based upon the Bonus Factors and continued employment with PIMCO.

Investment professionals, including portfolio managers, are eligible to participate in a Long Term Cash Bonus Plan (“Cash Bonus Plan”), which provides cash awards that appreciate or depreciate based upon the performance of PIMCO’s parent company, Allianz Global Investors of America L.P. (“AGI”), and PIMCO over a three-year period. The aggregate amount available for distribution to participants is based upon AGI’s profit growth and PIMCO’s profit growth. Participation in the Cash Bonus Plan is based upon the Bonus Factors, and the payment of benefits from the Cash Bonus Plan, is contingent upon continued employment at PIMCO.

Profit Sharing Plan. Instead of a bonus, portfolio managers who are Managing Directors of PIMCO receive compensation from a non-qualified profit sharing plan consisting of a portion of PIMCO’s net profits. Portfolio managers who are Managing Directors receive an amount determined by the Managing Director Compensation Committee, based upon an individual’s overall contribution to the firm and the Bonus Factors. Under his employment agreement, William Gross receives a fixed percentage of the profit sharing plan.

59

Allianz Transaction Related Compensation. In May 2000, a majority interest in the predecessor holding company of PIMCO was acquired by a subsidiary of Allianz AG (“Allianz”). In connection with the transaction, Mr. Gross received a grant of restricted stock of Allianz, the last of which vested on May 5, 2005.

From time to time, under the PIMCO Class B Unit Purchase Plan, Managing Directors and certain executive management (including Executive Vice Presidents) of PIMCO may become eligible to purchase Class B Units of PIMCO. Upon their purchase, the Class B Units are immediately exchanged for Class A Units of PIMCO Partners, LLC, a California limited liability company that holds a minority interest in PIMCO and is owned by the Managing Directors and certain executive management of PIMCO. The Class A Units of PIMCO Partners, LLC entitle their holders to distributions of a portion of the profits of PIMCO. The PIMCO Compensation Committee determines which Managing Directors and executive management may purchase Class B Units and the number of Class B Units that each may purchase. The Class B Units are purchased pursuant to full recourse notes issued to the holder. The base compensation of each Class B Unit holder is increased in an amount equal to the principal amortization applicable to the notes given by the Managing Director or member of executive management.

Portfolio managers who are Managing Directors also have long-term employment contracts, which guarantee severance payments in the event of involuntary termination of a Managing Director’s employment with PIMCO.

Securities Ownership

The table below shows the dollar range of shares of the Funds beneficially owned as of March 31, 2005, by each portfolio manager of the Funds.

Portfolio Manager	Funds Managed by Portfolio Manager	Dollar Range of Shares Owned
Gross	Total Return Fund	None
	Total Return II Fund	None
	Total Return III Fund	None
	StocksPLUS® Fund	None
	Low Duration Fund	None
	Low Duration II Fund	Over $1,000,000
	Low Duration III Fund	None
	StocksPLUS® TR Short Strategy Fund	None
	StocksPLUS® TR Fund	None
	Moderate Duration Fund	None
	Fundamental IndexPLUS* Fund	None
	Fundamental IndexPLUS TR* Fund	None
Simon	Total Return Mortgage Fund	None
	GNMA Fund	None
McCray	Municipal Bond Fund	None
	Short Duration Municipal Income Fund	None
	California Intermediate Municipal Bond Fund	None
	CA Municipal Bond Fund	None
	NY Municipal Bond Fund	None
	StocksPLUS® Municipal-Backed Fund	None
Kennedy	High Yield Fund	$50,001-$100,000
Kiesel	Investment Grade Corporate Fund	None
Keller	Long-Term US Government Fund	None
Mariappa	Foreign (Unhedged) Fund	None

60

	Foreign Bond (US Dollar Hedged) Fund	None
	Global Bond (Unhedged) Fund	None
	Global Bond (US Dollar Hedged) Fund	None
El-Erian	Floating Income Fund	$100,001-$500,000
	Diversified Income Fund	$500,001-$1,000,000
	Emerging MarketsFund	$100,001-$500,000
Gomez	Developing Local Markets Fund*	None
McCully	Money Market Fund	None
	Short-Term Fund	None
Brynjolfsson	Commodity RealReturn Strategy Fund	$100,001-$500,000
	RealEstateRealReturn Strategy Fund	None
	Real Return Asset Fund	$100,001-$500,000
	Real Return II Fund	$500,001-$1,000,000
	Real Return Fund	Over $1,000,000
Arnott	All Asset Fund	Over $1,000,000
	All Asset All Authority Fund	$100,001-$500,000
Hudoff	Convertible Fund	None
Garbuzov	European Convertible Fund	None
Hamalainen	European StocksPLUS® TR Strategy Fund	None
	Far East (ex-Japan) StocksPLUS® TR Fund	None
	International StocksPLUS® TR Strategy Fund	None
	Japanese StocksPLUS® TR Strategy Fund	None

*	The Developing Local Markets, Fundamental IndexPLUS and Fundamental IndexPLUS TR Funds had not commenced operations as of March 31, 2005. Thus, no securities ownership information is provided.

DISTRIBUTION OF TRUST SHARES

Distributor and Multi-Class Plan

Allianz Global Investors Distributors LLC (the “Distributor”) serves as the principal underwriter of each class of the Trust’s shares pursuant to a distribution contract (“Distribution Contract”) with the Trust which is subject to annual approval by the Board. The Distributor is an indirect subsidiary of Allianz Global Investors of America L.P. The Distributor, located at 2187 Atlantic Street, Stamford, Connecticut 06902, is a broker-dealer registered with the Securities and Exchange Commission. The Distribution Contract is terminable with respect to a Fund or class without penalty, at any time, by the Fund or class by not more than 60 days’ nor less than 30 days’ written notice to the Distributor, or by the Distributor upon not more than 60 days’ nor less than 30 days’ written notice to the Trust. The Distributor is not obligated to sell any specific amount of Trust shares.

The Distribution Contract will continue in effect with respect to each Fund and each class of shares thereof for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Trustees who are not interested persons of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the Distribution Contract, the Administration Agreement or the Distribution and/or Servicing Plans described below; and (ii) by the vote of a majority of the entire Board of Trustees cast in person at a meeting called for that purpose. If the Distribution Contract is terminated (or not renewed) with respect to one or more Funds or classes thereof, it may continue in effect with respect to any class of any Fund as to which it has not been terminated (or has been renewed).

The Trust offers ten classes of shares: Class A, Class B, Class C, Class D, Class J, Class K, Class R, the Institutional Class, the Administrative Class, and the Advisor Class.

61

Class A, Class B and Class C shares of the Trust are offered through firms (“participating brokers”) which are members of the NASD, Inc. (“NASD”), and which have dealer agreements with the Distributor, or which have agreed to act as introducing brokers for the Distributor (“introducing brokers”).

Class D shares are generally offered to clients of financial service firms, such as broker-dealers or registered investment advisors, with which the Distributor has an agreement for the use of PIMCO Funds in particular investment products, programs or accounts for which a fee may be charged.

Class J and Class K shares are offered only to non-U.S. investors outside the United States. Class J and Class K shares are offered through foreign broker dealers, banks and other financial institutions and are offered to non-U.S. investors as well as through various non-U.S. investment products, programs or accounts for which a fee may be charged by investment intermediaries in addition to those described in the Prospectuses and SAI.

Class R shares generally are available only to 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, non-qualified deferred compensation plans and other accounts whereby the plan or the plan’s financial service firm has an agreement with the Distributor or the Administrator to utilize Class R shares in certain investment products or programs (collectively, “retirement plans”). In addition, Class R shares also are generally available only to retirement plans where Class R shares are held on the books of the Funds through omnibus accounts (either at the plan level or at the level of the financial service firm). Class R shares are not available to retail or institutional non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, or individual 403(b) plans, or through the PIMCO CollegeAccess 529 Plan. Financial service firms may provide or arrange for the provision of some or all of the shareholder servicing, account maintenance and other services required by retirement plan accounts and their plan participants, for which fees or expenses may be charged in addition to those described in the Prospectus and SAI.

Institutional Class shares are offered primarily for direct investment by investors such as pension and profit sharing plans, employee benefit trusts, endowments, foundations, corporations and high net worth individuals. (Institutional Class shares may also be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to the customer’s investment in the Funds.) Administrative Class shares are offered primarily through employee benefit plans alliances, broker-dealers, and other intermediaries, and each Fund pays service or distribution fees to such entities for services they provide to Administrative Class shareholders.

Advisor Class shares are offered primarily through broker-dealers and other intermediaries, and each Fund pays service or distribution fees to such entities for services they provide to Advisor Class shareholders.

The Trust has adopted a Fourth Amended and Restated Multi-Class Plan (“Multi-Class Plan”) pursuant to Rule 18f-3 under the 1940 Act. Under the Multi-Class Plan, shares of each class of each Fund represent an equal pro rata interest in such Fund and, generally, have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (a) each class has a different designation; (b) each class of shares bears any class-specific expenses allocated to it; and (c) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to its distribution or service arrangements, and each class has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class.

Each class of shares bears any class specific expenses allocated to such class, such as expenses related to the distribution and/or shareholder servicing of such class. In addition, each class may, at the Trustees’ discretion, also pay a different share of other expenses, not including advisory or custodial fees or other expenses related to the management of the Trust’s assets, if these expenses are actually incurred in a different amount by that class, or if the class receives services of a different kind or to a different degree than the other classes. All other expenses are allocated to each class on the basis of the net asset value of that class in relation to the net asset value of the particular Fund. In addition, each class may have a differing sales charge structure, and differing exchange and conversion features.

Initial Sales Charge and Contingent Deferred Sales Charge

As described in the Class A, B and C Prospectuses under the caption “Investment Options (Class A, B and C Shares),” Class A shares of the Trust (except with respect to the Money Market Fund) are sold pursuant to an initial sales charge, which declines as the amount of purchase reaches certain defined levels. For the fiscal years ended March 31, 2005, March 31, 2004 and March 31, 2003, the Distributor received an aggregate of $39,356,418, $45,401,929 and $46,236,209, respectively, and retained $5,520,518, $6,209,385 and $6,024,796, respectively, in initial sales charges paid by Class A shareholders of the Trust.

62

As described in the Class A, B and C Prospectuses under the caption “Investment Options (Class A, B and C Shares),” a contingent deferred sales charge is imposed upon certain redemptions of the Class A, Class B and Class C shares. No contingent deferred sales charge is currently imposed upon redemptions of Class D, Class R, Institutional Class, Advisor Class or Administrative Class shares. Because contingent deferred sales charges are calculated on a fund-by-fund basis, shareholders should consider whether to exchange shares of one fund for shares of another fund prior to redeeming an investment if such an exchange would reduce the contingent deferred sales charge applicable to such redemptions.

During the fiscal years ended March 31, 2005, March 31, 2004 and March 31, 2003, the Distributor received the following aggregate amounts in contingent deferred sales charges on Class A shares, Class B shares and Class C shares of the Funds:

	Year Ended 3/31/05	Year Ended 3/31/04	Year Ended 3/31/03
Class A	$1,026,149	$1,490,403	$1,347,854
Class B	17,798,966	16,776,575	13,158,086
Class C	2,998,361	4,082,458	3,475,948

In certain cases described in the Class A, B and C Prospectuses, the contingent deferred sales charge is waived on redemptions of Class A, Class B or Class C shares for certain classes of individuals or entities on account of (i) the fact that the Trust’s sales-related expenses are lower for certain of such classes than for classes for which the contingent deferred sales charge is not waived, (ii) waiver of the contingent deferred sales charge with respect to certain of such classes is consistent with certain Internal Revenue Code policies concerning the favored tax treatment of accumulations, and (iii) with respect to certain of such classes, considerations of fairness, and competitive and administrative factors.

Distribution and Servicing Plans for Class A, Class B, Class C and Class R Shares

As stated in the text of the Class A, B and C Prospectuses under the caption “Management of the Trust—Distribution and Servicing (12b-1) Plans,” and in the Class R Prospectuses under the caption “How to Buy and Sell Shares,” Class A, Class B, Class C and Class R shares of the Trust are continuously offered through participating brokers which are members of the NASD and which have dealer agreements with the Distributor, or which have agreed to act as introducing brokers.

Pursuant to separate Distribution and Servicing Plans for Class A, Class B and Class C shares (the “Retail Plans”), as well as Class R shares, as described in the Class A, B and C Prospectus and the Class R Prospectus, in connection with the distribution of Class B, Class C and Class R shares of the Trust, the Distributor receives certain distribution fees from the Trust, and in connection with personal services rendered to Class A, Class B, Class C and Class R shareholders of the Trust and the maintenance of shareholder accounts, the Distributor receives certain servicing fees from the Trust. Subject to the percentage limitations on these distribution and servicing fees set forth below, the distribution and servicing fees may be paid with respect to services rendered and expenses borne in the past with respect to Class A, Class B, Class C and Class R shares as to which no distribution and servicing fees were paid on account of such limitations. As described in the Class A, B and C Prospectus and the Class R Prospectus, the Distributor pays (i) all or a portion of the distribution fees it receives from the Trust to participating and introducing brokers, and (ii) all or a portion of the servicing fees it receives from the Trust to participating and introducing brokers, certain banks and other financial intermediaries.

The Distributor makes distribution and servicing payments to participating brokers and servicing payments to certain banks and other financial intermediaries (including retirement plans, their service providers and their sponsors) in connection with the sale of Class B, Class C and Class R shares and servicing payments to participating brokers, certain banks and other financial intermediaries in connection with the sale of Class A shares. In the case of Class A shares, these parties are also compensated based on the amount of the front-end sales charge reallowed by the Distributor, except in cases where Class A shares are sold without a front-end sales charge (although the Distributor may pay brokers additional compensation in connection with sales of Class A shares without a sales charge). In the case of Class B shares, participating brokers and other financial intermediaries are compensated by an advance of a sales commission by the Distributor. In the case of Class C shares, part or all of the first year’s distribution and servicing fee is generally paid at the time of sale. Pursuant to a Distribution Contract with the Trust, with respect to each Fund’s Class A, Class B, Class C and Class R shares, the Distributor bears various other promotional and sales related expenses, including the cost of printing and mailing Prospectuses to persons other than current shareholders.

63

The Retail Plans were adopted pursuant to Rule 12b-l under the 1940 Act and are of the type known as “compensation” plans. This means that, although the Trustees of the Trust are expected to take into account the expenses of the Distributor and its predecessors in their periodic review of the Retail Plans, the fees are payable to compensate the Distributor for services rendered even if the amount paid exceeds the Distributor’s expenses.

The distribution fee applicable to Class B, Class C and Class R shares may be spent by the Distributor on any activities or expenses primarily intended to result in the sale of Class B, Class C or Class R shares, respectively, including compensation to, and expenses (including overhead and telephone expenses) of, financial consultants or other employees of the Distributor or of participating or introducing brokers who engage in distribution of Class B, Class C or Class R shares, printing of Prospectuses and reports for other than existing Class B, Class C or Class R shareholders, advertising, and preparation, printing and distribution of sales literature. The servicing fee, applicable to Class A, Class B, Class C and Class R shares of the Trust, may be spent by the Distributor on personal services rendered to shareholders of the Trust and the maintenance of shareholder accounts, including compensation to, and expenses (including telephone and overhead expenses) of, financial consultants or other employees of participating or introducing brokers, certain banks and other financial intermediaries (including retirement plans, their service providers and their sponsors who provide services to plan participants) who aid in the processing of purchase or redemption requests or the processing of dividend payments, who provide information periodically to shareholders showing their positions in a Fund’s shares, who forward communications from the Trust to shareholders, who render ongoing advice concerning the suitability of particular investment opportunities offered by the Trust in light of the shareholders’ needs, who respond to inquiries from shareholders relating to such services, or who train personnel in the provision of such services. Distribution and servicing fees may also be spent on interest relating to unreimbursed distribution or servicing expenses from prior years.

Many of the Distributor’s sales and servicing efforts involve the Trust as a whole, so that fees paid by Class A, Class B, Class C or Class R shares of any Fund may indirectly support sales and servicing efforts relating to the other Funds’ shares of the same class. In reporting its expenses to the Trustees, the Distributor itemizes expenses that relate to the distribution and/or servicing of a single Fund’s shares, and allocates other expenses among the Funds based on their relative net assets. Expenses allocated to each Fund are further allocated among its classes of shares annually based on the relative sales of each class, except for any expenses that relate only to the sale or servicing of a single class. The Distributor may make payments to brokers (and with respect to servicing fees only, to certain banks and other financial intermediaries) of up to the following percentages annually of the average daily net assets attributable to shares in the accounts of their customers or clients:

Class A	Servicing Fee(1)	Distribution Fee(1)
Money Market Fund	0.10%	N/A
All other Funds	0.25%	None
Class B(2)
All Funds	0.25%	0.75%
Class C—Shares purchased on or after 7/1/91(3)
Money Market Fund	0.10%	0.00%
Short Duration Municipal Income and Short-Term Funds	0.25%	0.30%
California Intermediate Municipal Bond, California Municipal Bond, Low Duration, New York Municipal Bond, Real Return, Municipal Bond and StocksPLUS Funds	0.25%	0.50%
CommodityRealReturn Strategy, International StocksPLUS TR Strategy and RealEstateRealReturn Strategy Funds	0.25%	0.75%
All other Funds	0.25%	0.75%
Class C—Shares purchased on or after 7/1/91
Money Market Fund	0.10%	0.00%
All other Funds	0.25%	None

(1)	Applies, in part, to Class A, Class B and Class C shares of the Trust issued to former shareholders of PIMCO Advisors Funds in connection with the reorganizations/mergers of series of PIMCO Advisors Funds as/with Funds of the Trust in a transaction which took place on January 17, 1997.
(2)	Payable only with respect to shares outstanding for one year or more.
(3)	Payable only with respect to shares outstanding for one year or more except in the case of shares for which no payment is made to the party at the time of sale.

64

Some or all of the sales charges, distribution fees and servicing fees described above are paid or “reallowed” to the broker, dealer or financial adviser (collectively, “financial firms”) through which you purchase your shares. A financial firm is one that, in exchange for compensation, sells, among other products, mutual fund shares (including shares of the Trust) or provides services for mutual fund shareholders. Financial firms include brokers, dealers, insurance companies and banks. The Distributor, PIMCO and their affiliates may from time to time pay additional cash bonuses or provide other incentives or make other payments to financial firms in connection with the sale or servicing of Class A, Class B, Class C and Class R shares of the Funds and for other services such as, without limitation, providing the Funds with “shelf space” or a higher profile for the financial firms’ financial consultants and their customers, placing the Funds on the financial firms’ preferred or recommended fund list, granting the Distributor access to the financial firms’ financial consultants, providing assistance in training and educating the financial firms’ personnel, and furnishing marketing support and other specified services. These payments may be significant to the financial firms and may also take the form of sponsorship of seminars or informational meetings or payment for attendance by persons associated with the financial firms at seminars or informational meetings.

A number of factors will be considered in determining the amount of these additional payments to financial firms. On some occasions, such payments may be conditioned upon levels of sales, including the sale of a specified minimum dollar amount of the shares of a Fund and/or all of the Funds and/or other funds sponsored by the Distributor, PIMCO and their affiliates together or a particular class of shares, during a specified period of time. The Distributor, PIMCO and their affiliates may also make payments to one or more participating financial firms based upon factors such as the amount of assets a financial firm’s clients have invested in the Funds and the quality of the financial firm’s relationship with the Distributor, PIMCO and their affiliates.

The additional payments described above are made from the Distributor’s or PIMCO’s (or their affiliates’) own assets pursuant to agreements with brokers and do not change the price paid by investors for the purchase of a Fund’s shares or the amount a Fund will receive as proceeds from such sales. These payments may be made, at the discretion of the Distributor, PIMCO (and their affiliates) to some of the top 50 financial firms that have sold the greatest amount of shares of the Funds. The level of payments made to a financial firm in any future year will vary and in no case would exceed the sum of (a) 0.10% of the previous year’s fund sales by that financial firm and (b) 0.06% of the assets attributable to that financial firm invested in equity funds sponsored by the Distributor and 0.03% of the assets invested in fixed-income funds sponsored by the Distributor. In lieu of payments pursuant to the foregoing formulae, the Distributor may make payments of an agreed upon amount which will not exceed the amount that would have been payable pursuant to the formulae.

The additional payments and incentives described above may be made to brokers or third party administrators in addition to amounts paid to participating financial firms for providing bona fide shareholder services to shareholders holding Fund shares in nominee or street name, including without limitation, the following services: processing and mailing trade confirmations, monthly statements, prospectuses, annual reports, semi-annual reports, and shareholder notices and other SEC-required communications; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals and automated investment plans and shareholder account registrations. For these services, the Distributor may pay (i) annual per account charges that in the aggregate generally range from $0 to $6 per account for networking fees for NSCC-cleared accounts and $0 to $13 for services to omnibus accounts, although they may and, in one case, do pay more than $13 per account or (ii) 0.20% of the assets in the relevant accounts.

If investment advisers, distributors or affiliates of mutual funds pay bonuses and incentives in differing amounts, financial firms and their financial consultants may have financial incentives for recommending a particular mutual fund over other mutual funds. In addition, depending on the arrangements in place at any particular time, a financial firm and its financial consultants may also have a financial incentive for recommending a particular share class over other share classes. Because financial firms and plan recordkeepers may be paid varying amounts per class for sub-transfer agency and related recordkeeping services, the service requirements of which may also vary by class, this may create an additional incentive for financial firms and their financial advisors to favor one fund complex over another or one fund class over another. Also, you should review carefully any disclosure by the financial firm as to its compensation.

As of the date of the Statement of Additional Information, the Distributor and PIMCO anticipate that the firms that will receive the additional payments described above for distribution services and/or educational support include:

AG Edwards & Sons, Inc.

American Express Financial Advisors, Inc.

Associated Financial Group, Inc.

AXA Advisors, LLC

65

Bank One Investment Corp.

Cadaret, Grant & Co., Inc.

Chase Investment Services, Inc.

Citigroup Global Markets, Inc.

Commonwealth Financial Network

Harris Investor Services

HSBC Securities

Jefferson Pilot Securities Corporation

Legg Mason Wood Walker, Inc.

Linsco/Private Ledger Corporation

McDonald Investments

Merrill Lynch, Pierce, Fenner & Smith Inc.

ML Stern & Co.

Morgan Stanley & Co.

Mutual Service Corporation

Oppenheimer & Co., Inc.

Raymond James & Associates

Raymond James Financial Services

RBC Dain Rauscher, Inc.

Securities America, Inc.

UBS Financial Services Inc.

United Planners’ Financial Services of America

US Allianz Securities

Wachovia Securities, Inc.

Walnut Street Securities, Inc.

Wells Fargo Investments

Wholesale representatives of the Distributor visit brokerage firms on a regular basis to educate financial advisors about the Funds and to encourage the sale of Fund shares to their clients. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals. Although a Fund may use financial firms that sell Fund shares to execute transactions for the Fund’s portfolio, the Fund will not consider the sale of Fund shares as a factor when choosing financial firms to make those transactions.

If in any year the Distributor’s expenses incurred in connection with the distribution of Class B, Class C and Class R shares and, for Class A, Class B, Class C and Class R shares, in connection with the servicing of shareholders and the maintenance of shareholder accounts, exceed the distribution and/or servicing fees paid by the Trust, the Distributor would recover such excess only if the Retail Plan with respect to such class of shares continues to be in effect in some later year when the distribution and/or servicing fees exceed the Distributor’s expenses. The Trust is not obligated to repay any unreimbursed expenses that may exist at such time, if any, as the relevant Retail Plan terminates.

Each Retail Plan may be terminated with respect to any Fund to which the Plan relates by vote of a majority of the Trustees who are not interested persons of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or the Distribution Contract (“Disinterested Trustees”) or by vote of a majority of the outstanding voting securities of the relevant class of that Fund. Any change in any Retail Plan that would materially increase the cost to the class of shares of any Fund to which the Plan relates requires approval by the affected class of shareholders of that Fund. The Trustees review quarterly written reports of such costs and the purposes for which such costs have been incurred. Each Retail Plan may be amended by vote of the Disinterested Trustees cast in person at a meeting called for the purpose. As long as the Retail Plans are in effect, selection and nomination of those Trustees who are not interested persons of the Trust shall be committed to the discretion of such Disinterested Trustees.

The Retail Plans will continue in effect with respect to each Fund and each class of shares thereof for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Disinterested Trustees and (ii) by the vote of a majority of the entire Board of Trustees cast in person at a meeting called for that purpose.

The Retail Plans went into effect for the Trust in January 1997 (December 2002 for Class R shares). If a Retail Plan is terminated (or not renewed) with respect to one or more Funds, it may continue in effect with respect to any class of any Fund as to which it has not been terminated (or has been renewed).

66

The Trustees believe that the Retail Plans will provide benefits to the Trust. The Trustees believe that the Retail Plans will result in greater sales and/or fewer redemptions of Trust shares, although it is impossible to know for certain the level of sales and redemptions of Trust shares that would occur in the absence of the Retail Plans or under alternative distribution schemes. Although the Funds’ expenses are essentially fixed, the Trustees believe that the effect of the Retail Plans on sales and/or redemptions may benefit the Trust by reducing Fund expense ratios and/or by affording greater flexibility to Portfolio Managers. From time to time, expenses of the Distributor incurred in connection with the sale of Class B, Class C and Class R shares of the Funds, and in connection with the servicing of Class B, Class C and Class R shareholders of the Funds and the maintenance of shareholder accounts, may exceed the distribution and servicing fees collected by the Distributor. The Trustees consider such unreimbursed amounts, among other factors, in determining whether to cause the Funds to continue payments of distribution and servicing fees in the future with respect to Class B, Class C and Class R shares.

As compensation for services rendered and borne by the Distributor in connection with personal services rendered to Class R shareholders of the Trust and the maintenance of Class R shareholder accounts (including in each case the accounts of plan participants where shares are held by a retirement plan or its financial service firm through an omnibus account), the Trust pays the Distributor servicing fees up to the current rate of 0.25% and distribution fees up to the current rate of 0.25% (each calculated as a percentage of each Fund’s average daily net assets attributable to Class R shares).

Payments Pursuant to Class A Plan

For the fiscal years ended March 31, 2005, March 31, 2004 and March 31, 2003, the Trust paid the Distributor an aggregate of $46,764,916, $39,737,181, and $27,491,609, respectively, pursuant to the Distribution and Servicing Plan for Class A shares, of which the indicated amounts were attributable to the following Funds:

Fund	Year Ended 03/31/05	Year Ended 03/31/04	Year Ended 03/31/03
All Asset Fund	$1,395,220	$230,144	N/A
California Intermediate Municipal Bond Fund	115,378	133,320	$115,595
California Municipal Bond Fund	11,735	14,097	11,606
CommodityRealReturn Strategy Fund	3,173,926	505,845	6,619
Convertible Fund	0	0	7,623
Diversified Income Fund	81,049	14,791	N/A
Emerging Markets Bond Fund	592,683	457,515	89,044
European Convertible Fund	0	0	9
Floating Income Fund	141,398	N/A	N/A
Foreign Bond Fund (Unhedged)	107,251	N/A	N/A
Foreign Bond Fund (U.S. Dollar-Hedged)	665,463	597,343	392,567
Global Bond Fund (U.S. Dollar-Hedged)	73,430	65,836	25,838
GNMA Fund	189,690	194,300	161,199
High Yield Fund	2,855,379	3,106,839	1,530,590
International StocksPLUS TR Strategy Fund	3,714	69	N/A
Investment Grade Corporate Bond Fund	1,861	N/A	N/A
Long-Term U.S. Government Fund	321,372	370,369	347,359
Low Duration Fund	5,069,260	5,399,239	3,474,114
Money Market Fund	87,010	89,332	79,971
Municipal Bond Fund	140,687	159,727	123,415
New York Municipal Bond Fund	38,509	36,469	17,126
Real Return Fund	7,088,049	4,319,329	2,669,920
RealEstateRealReturn Strategy Fund	41,949	2,159	N/A
Short-Duration Municipal Income Fund	573,728	597,619	265,567
Short-Term Fund	1,619,442	2,323,317	2,063,992
StocksPLUS Fund	339,578	254,770	221,686
StocksPLUS Total Return Fund	84,623	21,715	N/A
Total Return Fund	21,876,055	20,759,722	15,839,094
Total Return Mortgage Fund	76,477	83,315	48,675

During the fiscal year ended March 31, 2005, the amounts collected pursuant to the Distribution and Servicing Plan for Class A shares were used as follows: sales commissions and other compensation to sales personnel, $36,944,281; preparing, printing and distributing sales material and advertising (including preparing, printing and distributing Prospectuses to non-

67

shareholders), and other expenses (including data processing, legal and operations), $9,820,632. These totals, if allocated among (i) sales commissions and compensation and (ii) sales materials and other expenses for each Fund, were as follows:

Fund	Sales Commissions and Compensation	Sales Material and Other Expenses	Total
All Asset Fund	$1,636,052	$434,900	$2,070,952
California Intermediate Municipal Bond Fund	80,627	21,433	102,060
California Municipal Bond Fund	8,382	2,228	10,610
CommodityRealReturn Strategy Fund	3,355,398	891,941	4,247,339
Diversified Income Fund	85,686	22,777	108,463
Emerging Markets Bond Fund	478,827	127,283	606,111
Floating Income Fund	319,931	85,045	404,976
Foreign Bond Fund (Unhedged)	331,939	88,237	420,176
Foreign Bond Fund (US Dollar-Hedged)	509,145	135,342	644,488
Global Bond Fund (US Dollar-Hedged)	42,819	11,382	54,201
GNMA Fund	129,177	34,338	163,515
High Yield Fund	1,799,866	478,445	2,278,312
International StocksPLUS TR Strategy Fund	4,739	1,260	5,999
Investment Grade Corporate Bond Fund	4,679	1,244	5,923
Long-Term U.S. Government Fund	225,170	59,855	285,025
Low Duration Fund	3,441,349	914,789	4,356,138
Money Market Fund	170,157	45,232	215,388
Municipal Bond Fund	99,210	26,372	125,582
New York Municipal Bond Fund	29,123	7,742	36,865
Real Return Fund	6,004,647	1,596,172	7,600,819
RealEstateRealReturn Strategy Fund	38,983	10,363	49,346
Short-Duration Municipal Income Fund	360,140	95,733	455,873
Short-Term Fund	940,691	250,057	1,190,748
StocksPLUS Fund	261,617	69,544	331,161
StocksPLUS Total Return Fund	73,744	19,603	93,347
Total Return Fund	16,456,666	4,374,557	20,831,223
Total Return Mortgage Fund	55,516	14,757	70,274

Payments Pursuant to Class B Plan

For the fiscal years ended March 31, 2005, March 31, 2004 and March 31, 2003, the Trust paid the Distributor an aggregate of $55,554,023, $57,405,727, and $43,398,133 , respectively, pursuant to the Distribution and Servicing Plan for Class B shares, of which the indicated amounts were attributable to the following Funds:

Fund	Year Ended 3/31/05	Year Ended 3/31/04	Year Ended 3/31/03
All Asset Fund	$1,353,535	$260,011	N/A
CommodityRealReturn Strategy Fund	2,121,938	361,164	$5,893
Convertible Fund	0	0	50,947
Diversified Income Fund	88,690	11,607	N/A
Emerging Markets Bond Fund	671,342	593,101	201,751
Foreign Bond Fund (U.S. Dollar-Hedged)	495,660	580,981	415,553
Global Bond Fund (U.S. Dollar-Hedged)	110,480	136,061	89,854
GNMA Fund	497,287	630,294	424,583
High Yield Fund	7,113,988	7,422,473	4,575,296
International StocksPLUS TR Strategy Fund	5,476	158	N/A
Long-Term U.S. Government Fund	683,165	988,732	948,476
Low Duration Fund	5,173,387	5,875,949	3,555,084
Money Market Fund	716,759	694,663	635,305

68

Municipal Bond Fund	434,151	461,009	327,166
Real Return Fund	12,681,198	11,344,291	6,961,748
RealEstateRealReturn Strategy Fund	54,113	2,232	N/A
Short-Term Fund	371,668	332,896	185,247
StocksPLUS Fund	1,223,660	1,373,651	1,419,501
StocksPLUS Total Return Fund	133,088	30,193	N/A
Total Return Fund	21,447,107	26,118,229	22,482,348
Total Return Mortgage Fund	177,331	188,032	119,381

During the fiscal year ended March 31, 2005, the amounts collected pursuant to the Distribution and Servicing Plan for Class B shares were used as follows: sales commissions and other compensation to sales personnel, $43,887,678; preparing, printing and distributing sales material and advertising (including preparing, printing and distributing Prospectuses to non-shareholders), and other expenses (including data processing, legal and operations), $11,666,345.

These totals, if allocated among (i) sales commissions and compensation and (ii) sales materials and other expenses for each Fund, were as follows:

Fund	Sales Commission and Compensation	Sales Material and Other Expenses	Total
All Asset Fund	$1,604,224	$426,439	$2,030,663
Commodity Real Return Fund	2,360,635	627,510	2,988,145
Diversified Income Fund	132,749	35,288	168,037
Emerging Markets Bond Fund	581,225	154,503	735,728
Foreign Bond Fund (US Dollar-Hedged)	400,115	106,360	506,474
Global Bond Fund (US Dollar Hedged)	84,804	22,543	107,347
GNMA Fund	376,361	100,045	476,407
High Yield Fund	5,320,752	1,414,377	6,735,130
Int’l StocksPLUS Total Return Fund	16,061	4,269	20,330
Long-Term U.S. Government Fund	495,723	131,774	627,497
Low Duration Fund	3,714,826	987,485	4,702,311
Money Market Fund	470,532	125,078	595,611
Municipal Bond Fund	330,121	87,754	417,875
Real Return Fund	10,375,676	2,758,091	13,133,767
RealEstateRealReturn Strategy Fund	61,248	16,281	77,529
Short-Term Fund	270,137	71,809	341,945
StocksPLUS Fund	836,871	222,459	1,059,330
StocksPLUS Total Return Fund	130,926	34,803	165,729
Total Return Fund	16,183,761	4,302,013	20,485,774
Total Return Mortgage Fund	140,931	37,463	178,393

Payments Pursuant to Class C Plan

For the fiscal years ended March 31, 2005, March 31, 2004 and March 31, 2003, the Trust paid the Distributor an aggregate of $84,552,000, $77,143,707, and $53,218,701, respectively, pursuant to the Distribution and Servicing Plan for Class C shares, of which the indicated amounts were attributable to the following Funds:

Fund	Year Ended 3/31/05	Year Ended 3/31/04	Year Ended 3/31/03
All Asset Fund	$4,792,305	$757,843	N/A
CommodityRealReturn Strategy Fund	9,080,152	1,459,033	$8,891
Convertible Fund	0	0	49,544
Diversified Income Fund	304,375	52,640	N/A
Emerging Markets Bond Fund	1,286,125	1,030,779	238,283
Floating Income Fund	35,210	N/A	N/A
Foreign Bond Fund (U.S. Dollar-Hedged)	1,026,741	1,107,873	648,281
Foreign Bond Fund (Unhedged)	220,618	N/A	N/A

69

Global Bond Fund (U.S. Dollar-Hedged)	183,593	205,533	119,163
GNMA Fund	547,700	761,811	561,682
High Yield Fund	10,407,512	11,276,797	5,839,859
International StocksPLUS TR Strategy Fund	15,897	1,135	N/A
Investment Grade Corporate Bond	3,140	N/A	N/A
Long-Term U.S. Government Fund	432,525	563,748	586,444
Low Duration Fund	8,320,260	9,980,610	5,931,168
Money Market Fund	99,278	100,201	117,432
Municipal Bond Fund	560,646	650,982	575,373
Real Return Fund	16,458,147	12,461,941	7,910,631
RealEstateRealReturn Strategy Fund	103,892	5,448	N/A
Short Duration Municipal Income Fund	340,618	348,339	105,981
Short-Term Fund	1,816,094	2,361,438	1,817,686
StocksPLUS Fund	1,074,291	1,054,131	1,021,340
StocksPLUS Total Return Fund	252,039	65,301	N/A
Total Return Fund	26,948,651	32,573,821	27,458,705
Total Return Mortgage Fund	242,191	326,302	228,239

During the fiscal year ended March 31, 2005, the amounts collected pursuant to the Distribution and Servicing Plan for Class C shares were used as follows: sales commissions and other compensation to sales personnel, $66,796,081; preparing, printing and distributing sales material and advertising (including preparing, printing and distributing Prospectuses to non-shareholders), and other expenses (including data processing, legal and operations), $17,755,920.

These totals, if allocated among (i) sales commissions and compensation and (ii) sales materials and other expenses for each Fund, were as follows:

Fund	Sales Commissions and Compensation	Sales Material and Other Expenses	Total
All Asset Fund	$5,152,669	$1,369,697	$6,522,366
Commodity Real Return Fund	8,317,851	2,211,074	10,528,925
Diversified Income Fund	282,494	75,093	357,587
Emerging Markets Bond Fund	938,994	249,606	1,188,599
Floating Income Fund	191,968	51,029	242,997
Foreign Bond Fund (Unhedged)	542,019	144,081	686,100
Foreign Bond Fund (US Dollar-Hedged)	617,653	164,186	781,839
Global Bond Fund (US Dollar Hedged)	116,756	31,036	147,792
GNMA Fund	326,764	86,861	413,626
High Yield Fund	6,030,149	1,602,951	7,633,099
Int’l StocksPLUS Total Return Fund	15,899	4,226	20,125
Investment Grade Corporate Bond Fund	9,194	2,444	11,638
Long-Term U.S. Government Fund	277,924	73,879	351,803
Low Duration Fund	6,210,109	1,650,788	7,860,898
Money Market Fund	608,999	161,886	770,885
Municipal Bond Fund	464,588	123,498	588,087
Real Return Fund	16,308,330	4,335,126	20,643,456
RealEstateRealReturn Strategy Fund	95,508	25,388	120,896
Short-Duration Municipal Income Fund	331,554	88,135	419,688
Short-Term Fund	1,768,785	470,183	2,238,968
StocksPLUS Fund	892,199	237,167	1,129,365
StocksPLUS Total Return Fund	199,331	52,987	252,318
Total Return Fund	16,939,958	4,503,027	21,442,985
Total Return Mortgage Fund	156,386	41,571	197,957

Payments Pursuant to Class R Plan

70

For the fiscal years ended March 31, 2005, March 31, 2004 and March 31, 2003, the Trust paid the Distributor an aggregate of $471,109, $97,132 and $784, respectively, pursuant to the Distribution and Servicing Plan for Class R shares, of which the indicated amounts were attributable to the following Funds:

Fund	Year Ended 3/31/05	Year Ended 3/31/04	Year Ended 3/31/03
Foreign Bond Fund (U.S. Dollar-Hedged)	$1,187	$232	$12
High Yield Fund	20,170	2,374	12
Low Duration Fund	15,654	8,740	12
Real Return Fund	105,272	13,890	12
Short-Term Fund	1,924	156	12
StocksPLUS Fund	2,981	102	12
Total Return Fund	323,921	72,138	712

During the fiscal year ended March 31, 2005, the amounts collected pursuant to the Distribution and Servicing Plan for Class R shares were used as follows: sales commissions and other compensation to sales personnel, $372,176; preparing, printing and distributing sales material and advertising (including preparing, printing and distributing Prospectuses to non-shareholders), and other expenses (including data processing, legal and operations), $98,933.

These totals, if allocated among (i) sales commissions and compensation and (ii) sales materials and other expenses for each Fund, were as follows:

Fund	Sales Commissions and Compensation	Sales Material and Other Expenses	Total
Foreign Bond Fund (U.S. Dollar-Hedged)	$2,302	$612	$2,914
High Yield Fund	15,884	4,222	20,107
Low Duration Fund	10,892	2,895	13,787
Real Return Fund	94,242	25,052	119,294
Short-Term Fund	1,166	310	1,475
StocksPLUS Fund	3,135	833	3,969
Total Return Fund	244,554	65,008	309,563

From time to time, expenses of principal underwriters incurred in connection with the distribution of Class B and Class C shares of the Funds, and in connection with the servicing of Class A, Class B, Class C and Class R shareholders of the Funds and the maintenance of Class A, Class B, Class C and Class R shareholder accounts, may exceed the distribution and/or servicing fees collected by the Distributor. As of March 31, 2005, such expenses were approximately $130,698,000 in excess of payments under the Class A Plan, $84,816,000 in excess of payments under the Class B Plan, $25,703,000 in excess of payments under the Class C Plan and $546,000 in excess of payments under the Class R Plan.

The allocation of such excess (on a pro rata basis) among the Funds listed below as of March 31, 2005 was as follows:

Fund	Class A	Class B	Class C	Class R
All Asset Fund	$5,787,871	$3,100,275	$1,982,737	N/A
California Intermediate Municipal Bond Fund	285,236	—	—	N/A
California Municipal Bond Fund	29,653	—	—	N/A
CommodityRealReturn Strategy Fund	11,870,410	4,562,091	3,200,693	N/A
Diversified Income Fund	303,132	256,547	108,703	N/A
Emerging Markets Bond Fund	1,693,951	1,123,258	361,323	N/A
Floating Income Fund	1,131,822	—	73,869	N/A
Foreign Bond Fund (Unhedged)	1,174,303	—	208,568	N/A
Foreign Bond Fund (US Dollar-Hedged)	1,801,207	773,250	237,672	3,377
Global Bond Fund (US Dollar-Hedged)	151,479	163,890	44,927	N/A
GNMA Fund	456,989	727,345	125,738	N/A
High Yield Fund	6,367,397	10,282,725	2,320,389	23,303
International StocksPLUS TR Strategy Fund	16,766	31,039	6,118	N/A
Investment Grade Corporate Bond Fund	16,553	—	3,538	N/A

71

Long-Term U.S. Government Fund	796,585	958,019	106,945	N/A
Low Duration Fund	12,174,481	7,179,160	2,389,638	15,979
Money Market Fund	601,965	909,337	234,342	N/A
Municipal Bond Fund	350,974	637,982	178,773	N/A
New York Municipal Bond Fund	103,030	—	—	N/A
Real Return Fund	21,242,676	20,051,718	6,275,413	138,258
RealEstateRealReturn Strategy Fund	137,911	118,366	36,751	N/A
Short-Duration Municipal Income Fund	1,274,068	—	127,581	N/A
Short-Term Fund	3,327,888	522,058	680,625	1,710
StocksPLUS Fund	925,525	1,617,312	343,316	4,600
StocksPLUS Total Return Fund	260,884	253,023	76,702	N/A
Total Return Fund	58,218,843	31,276,248	6,518,462	358,773
Total Return Mortgage Fund	196,400	272,358	60,177	N/A

The allocation of such excess (on a pro rata basis) among the Funds, calculated as a percentage of net assets of each Fund listed below as of March 31, 2005 was as follows:

Fund	Class A	Class B	Class C	Class R
All Asset Fund	0.64%	N/A	N/A	N/A
California Intermediate Municipal Bond Fund	0.64%	N/A	N/A	N/A
California Municipal Bond Fund	0.64%	1.59%	0.26%	N/A
CommodityRealReturn Strategy Fund	0.64%	1.59%	0.26%	N/A
Diversified Income Fund	0.64%	1.59%	0.26%	N/A
Emerging Markets Bond Fund	0.64%	N/A	0.26%	N/A
Floating Income Fund	0.64%	N/A	0.26%	N/A
Foreign Bond Fund (Unhedged)	0.64%	1.59%	0.26%	0.34%
Foreign Bond Fund (US Dollar-Hedged)	0.64%	1.59%	0.26%	N/A
Global Bond Fund (US Dollar-Hedged)	0.64%	1.59%	0.26%	N/A
GNMA Fund	0.64%	1.59%	0.26%	0.34%
High Yield Fund	0.64%	1.59%	0.26%	N/A
International StocksPLUS TR Strategy Fund	0.64%	N/A	0.26%	N/A
Investment Grade Corporate Bond Fund	0.64%	1.59%	0.26%	N/A
Long-Term U.S. Government Fund	0.64%	1.59%	0.26%	0.34%
Low Duration Fund	0.64%	1.59%	0.26%	N/A
Money Market Fund	0.64%	1.59%	0.26%	N/A
Municipal Bond Fund	0.64%	1.59%	0.26%	N/A
New York Municipal Bond Fund	0.64%	N/A	N/A	N/A
Real Return Fund	0.64%	1.59%	0.26%	0.34%
RealEstateRealReturn Strategy Fund	0.64%	1.59%	0.26%	N/A
Short-Duration Municipal Income Fund	0.64%	N/A	0.26%	N/A
Short-Term Fund	0.64%	1.59%	0.26%	0.34%
StocksPLUS Fund	0.64%	1.59%	0.26%	0.34%
StocksPLUS Total Return Fund	0.64%	1.59%	0.26%	N/A
Total Return Fund	0.64%	1.59%	0.26%	0.34%
Total Return Mortgage Fund	0.64%	1.59%	0.26%	N/A

Distribution and Administrative Services Plans for Administrative Class and Advisor Class Shares

The Trust has adopted separate Administrative Services Plans and Administrative Distribution Plans (together, the “Administrative Plans”) with respect to the Administrative Class and the Advisor Class shares of each Fund. The Administrative Class and Advisor Class are each subject to their own Administrative Plans.

Under the terms of each class’s Administrative Distribution Plan, the Trust is permitted to reimburse, out of the assets attributable to the respective Administrative Class shares or Advisor Class shares of each Fund, in amounts up to 0.25% for each class, on an annual basis of the respective average daily net assets of that class, financial intermediaries for costs and expenses incurred in connection with the distribution and marketing of the Administrative Class shares and the Advisor Class shares and/or the provision of certain shareholder services to its customers that invest in Administrative Class shares and

72

Advisor Class shares of the Funds. Such services may include, but are not limited to, the following: providing facilities to answer questions from prospective investors about a Fund; receiving and answering correspondence, including requests for Prospectuses and statements of additional information; preparing, printing and delivering Prospectuses and shareholder reports to prospective shareholders; complying with federal and state securities laws pertaining to the sale of Administrative Class shares or Advisor Class shares; and assisting investors in completing application forms and selecting dividend and other account options.

Under the terms of each class’s Administrative Services Plan, the Trust is permitted to reimburse, out of the assets attributable to the respective Administrative Class shares or Advisor Class shares of each Fund, in amounts up to 0.25% for each class on an annual basis of the respective average daily net assets of that class, financial intermediaries that provide certain administrative services for Administrative Class shareholders and Advisor Class shareholders of the Funds. Such services may include, but are not limited to, the following functions: receiving, aggregating and processing shareholder orders; furnishing shareholder sub-accounting; providing and maintaining elective shareholder services such as check writing and wire transfer services; providing and maintaining pre-authorized investment plans; communicating periodically with shareholders; acting as the sole shareholder of record and nominee for shareholders; maintaining accounting records for shareholders; answering questions and handling correspondence from shareholders about their accounts; and performing similar account administrative services.

The same entity may be the recipient of fees under each class’s Administrative Distribution Plan and Administrative Services Plan, with respect to that particular class of shares, but may not receive fees under both plans of the same class, with respect to the same assets of either the Administrative Class shares or the Advisor Class shares. Fees paid pursuant to either of the Administrative Plans of a class may be paid for shareholder services and the maintenance of shareholder accounts, and therefore may constitute “service fees” for purposes of applicable rules of the National Association of Securities Dealers, Inc. Each of the Administrative Plans has been adopted in accordance with the requirements of Rule 12b-1 under the 1940 Act and will be administered in accordance with the provisions of that rule, except that shareholders will not have the voting rights set forth in Rule 12b-1 with respect to the Administrative Services Plans that they will have with respect to the Administrative Distribution Plans.

Each of the Administrative Plans provides that it may not be amended to materially increase the costs which Administrative Class or Advisor Class shareholders may bear under the Administrative Plans without the approval of a majority of the outstanding voting securities of the Administrative Class or Advisor Class and by vote of a majority of both (i) the Trustees of the Trust and (ii) those Trustees who are not “interested persons” of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to it (the “Plan Trustees”), cast in person at a meeting called for the purpose of voting on the Plan and any related amendments.

Each of the Administrative Plans provides that it may not take effect until approved by vote of a majority of both (i) the Trustees of the Trust and (ii) the disinterested Trustees defined above. Each of the Administrative Distribution Plans further provides that it may not take effect unless approved by the vote of a majority of the outstanding voting securities of the Administrative Class or the Advisor Class, as applicable.

Each of the Administrative Plans provides that it shall continue in effect so long as such continuance is specifically approved at least annually by the Trustees and the disinterested Trustees defined above. Each of the Administrative Plans provides that any person authorized to direct the disposition of monies paid or payable by a class pursuant to that Plan or any related agreement shall provide to the Trustees, and the Board shall review at least quarterly, a written report of the amounts so expended and the purposes for which such expenditures were made.

Each of the Administrative Plans is a “reimbursement plan,” which means that fees are payable to the relevant financial intermediary only to the extent necessary to reimburse expenses incurred pursuant to such plan. Each of the Administrative Plans provides that expenses payable under the Administrative Plans may be carried forward for reimbursement for up to twelve months beyond the date in which the expense is incurred, subject to the limit that not more that 0.25% of the respective average daily net assets of the Administrative Class or the Advisor Class, as applicable, shares may be used in any month to pay expenses under that class’s Administrative Plans. Each of the Administrative Plans requires that the Administrative Class shares and the Advisor Class shares incur no interest or carrying charges.

Rules of the NASD limit the amount of distribution fees that may be paid by mutual funds. “Service fees,” defined to mean fees paid for providing shareholder services or the maintenance of accounts (but not transfer agency services) are not subject to the limits. The Trust believes that some, if not all, of the fees paid pursuant to both Administrative Plans will qualify as “service fees” and therefore will not be limited by NASD rules.

73

Additional Information About Institutional, Administrative and Advisor Class Shares

Institutional Class, Administrative Class and Advisor Class shares of the Trust may also be offered through brokers, other financial intermediaries and other entities, such as retirement or savings plans and their sponsors or service providers (“service agents”), that have established a shareholder servicing relationship with the Trust on behalf of their customers. The Trust pays no compensation to such entities other than service and/or distribution fees paid with respect to Administrative Class or Advisor Class shares. The Distributor, PIMCO and their affiliates may pay, out of their own assets and at no cost to the Funds, amounts to service agents for providing bona fide shareholder services to shareholders holding Institutional, Administrative or Advisor Class shares through such service agents. Such services may include, but are not limited to, the following: processing and mailing trade confirmations, monthly statements, prospectuses, annual reports, semi-annual reports and shareholder notices and other SEC required communications; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals and automated investment plans and shareholder account registrations. Service agents may impose additional or different conditions than the Trust on the purchase, redemption or exchanges of Trust shares by their customers. Service agents may also independently establish and charge their customers transaction fees, account fees and other amounts in connection which purchases, sales and redemption of Trust shares in addition to any fees charged by the Trust. Each service agent is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions regarding purchases and redemptions. Shareholders who are customers of service agents should consult their service agents for information regarding these fees and conditions. In addition, the Distributor, PIMCO and their affiliates may also make payments out of their own resources, at no cost to the Funds, to financial intermediaries for services which may be deemed to be primarily intended to result in the sale of Institutional, Administrative and Advisor Class shares of the Funds. The payments described in this paragraph may be significant to the payors and the payees.

Payments Pursuant to the Administrative Plans for Administrative Class Shares

For the fiscal years ended March 31, 2005, March 31, 2004 and March 31, 2003, the Trust paid qualified service providers an aggregate amount of $49,833,075, $47,820,780, and $35,599,137, respectively, pursuant to the Administrative Services Plan and the Administrative Distribution Plan. Such payments were allocated among the Funds listed below as follows:

Fund	Year Ended 3/31/05	Year Ended 3/31/04	Year Ended 3/31/03
All Asset Fund	58,410	13,265	$6
California Intermediate Municipal Bond Fund	5,099	5,971	6,722
California Municipal Bond Fund	27	26	2,270
CommodityRealReturn Strategy Fund	89,575	6,889	3
Convertible Fund	328	351	19
Diversified Income Fund	3,043	N/A	N/A
Emerging Markets Bond Fund	40,641	54,638	30,770
Foreign Bond Fund (U.S. Dollar-Hedged)	120,602	115,982	68,902
Global Bond Fund (Unhedged)	115,470	102,679	57,015
Global Bond Fund (U.S. Dollar-Hedged)	26	13	N/A
High Yield Fund	1,715,603	1,642,370	1,148,447
Investment Grade Corporate Bond Fund	3,817	646	13
Long-Term U.S. Government Fund	321,852	410,403	308,322
Low Duration Fund	1,069,725	1,123,319	790,037
Low Duration Fund II	2,928	4,436	2,374
Low Duration Fund III	38	37	45
Money Market Fund	27,267	24,358	34,682
Municipal Bond Fund	42,372	87,680	148,394
Real Return Fund	2,318,627	1,467,618	917,326
Short Duration Municipal Income Fund	555	6,526	426
Short-Term Fund	1,260,124	896,845	731,458
StocksPLUS Fund	926,832	986,484	262,480
Total Return Fund	41,352,512	40,507,576	30,768,828
Total Return Fund II	308,913	313,513	287,154
Total Return Fund III	17,643	12,014	5,018
Total Return Mortgage Fund	31,046	37,141	23,130

74

The remaining Funds did not make payments under either Administrative Plan.

Plan for Class D Shares

As described under “Management of the Trust- Fund Administrator,” the Funds’ Administration Agreement includes a plan (the “Class D Plan”) adopted pursuant to Rule 12b-1 under the 1940 Act which provides for the payment of up to 0.25% of the Class D administrative fees as reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares.

Specifically, the Administration Agreement provides that the Administrator shall provide in respect of Class D shares (either directly or by procuring through other entities, including various financial services firms such as broker-dealers and registered investment advisors (“Service Organizations”)) some or all of the following services and facilities in connection with direct purchases by shareholders or in connection with products, programs or accounts offered by such Service Organizations (“Special Class D Services”): (i) facilities for placing orders directly for the purchase of a Fund’s shares and tendering a Fund’s Class D shares for redemption; (ii) advertising with respect to a Fund’s Class D shares; (iii) providing information about the Funds; (iv) providing facilities to answer questions from prospective investors about the Funds; (v) receiving and answering correspondence, including requests for Prospectuses and statements of additional information; (vi) preparing, printing and delivering Prospectuses and shareholder reports to prospective shareholders; (vii) assisting investors in applying to purchase Class D shares and selecting dividend and other account options; and (viii) shareholder services provided by a Service Organization that may include, but are not limited to, the following functions: receiving, aggregating and processing shareholder orders; furnishing shareholder sub-accounting; providing and maintaining elective shareholder services such as check writing and wire transfer services; providing and maintaining pre-authorized investment plans; communicating periodically with shareholders; acting as the sole shareholder of record and nominee for shareholders; maintaining accounting records for shareholders; answering questions and handling correspondence from shareholders about their accounts; issuing confirmations for transactions by shareholders; performing similar account administrative services; providing such shareholder communications and recordkeeping services as may be required for any program for which the Service Organization is a sponsor that relies on Rule 3a-4 under the 1940 Act; and providing such other similar services as may reasonably be requested to the extent the Service Organization is permitted to do so under applicable statutes, rules, or regulations.

The Administrator has entered into an agreement with the Distributor under which the Distributor is compensated for providing or procuring certain of the Class D Services at the rate of 0.25% per annum of all assets attributable to Class D shares sold through the Distributor. A financial intermediary may be paid for its services directly or indirectly by the Funds, PIMCO, the Distributor or their affiliates in amounts normally not to exceed an annual rate of 0.35% of a Fund’s average daily net assets attributable to its Class D shares and purchased through such financial intermediary for its clients. The Trust and the Administrator understand that some or all of the Special Class D Services pursuant to the Administration Agreement may be deemed to represent services primarily intended to result in the sale of Class D shares. The Administration Agreement includes the Class D Plan to account for this possibility. The Administration Agreement provides that any portion of the fees paid thereunder in respect of Class D shares representing reimbursement for the Administrator’s and the Distributor’s expenditures and internally allocated expenses in respect of Class D Services of any Fund shall not exceed the rate of 0.25% per annum of the average daily net assets of such Fund attributable to Class D shares. In addition to the other payments described in this paragraph, the Distributor, PIMCO and their affiliates may also make payments out of their own resources, at no cost to the Funds, to financial intermediaries for services which may be deemed to be primarily intended to result in the sale of Class D shares of the Funds. The payments described in this paragraph may be significant to the payors and the payees.

In accordance with Rule 12b-1 under the 1940 Act, the Class D Plan may not be amended to increase materially the costs which Class D shareholders may bear under the Plan without approval of a majority of the outstanding Class D shares, and by vote of a majority of both (i) the Trustees of the Trust and (ii) those Trustees (“disinterested Class D Plan Trustees”) who are not “interested persons” of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to it, cast in person at a meeting called for the purpose of voting on the Plan and any related amendments. The Class D Plan may not take effect until approved by a vote of a majority of both (i) the Trustees of the Trust and (ii) the disinterested Class D Plan Trustees. In addition, the Class D Plan may not take effect unless it is approved by the vote of a majority of the outstanding Class D shares and it shall continue in effect so long as such continuance is specifically approved at least annually by the Trustees and the disinterested Class D Plan Trustees.

75

With respect to the Class D Plan, the Administration Agreement requires the Administrator to present reports as to out-of-pocket expenditures and internal expenses allocations of the Administrator and the Distributor at least quarterly and in a manner that permits the disinterested Class D Plan Trustees to determine that portion of the Class D administrative fees paid thereunder which represents reimbursements in respect of Special Class D Services.

Rules of the NASD limit the amount of distribution fees that may be paid by mutual funds. “Service fees,” defined to mean fees paid for providing shareholder services or the maintenance of accounts (but not transfer agency services) are not subject to the limits. The Trust believes that most, if not all, of the fees paid pursuant to the Class D Plan will qualify as “service fees” and therefore will not be limited by NASD rules.

Payments Pursuant to Class D Plan

For the fiscal year ended March 31, 2005, March 31, 2004 and March 31, 2003, the Trust paid $14,542,759, $10,793,188, and $6,232,187, respectively, pursuant to the Class D Plan, of which the indicated amounts were attributable to the following operational Funds:

Fund	Year Ended 3/31/05	Year Ended 3/31/04	Year Ended 3/31/03
All Asset Fund	$320,877	$57,254	N/A
California Intermediate Municipal Bond Fund	10,258	12,319	$8,494
California Municipal Bond Fund	275	92	45
CommodityRealReturn Strategy Fund	1,806,537	318,005	956
Convertible Fund	0	0	15
Diversified Income Fund	47,811	8,370	N/A
Emerging Markets Bond Fund	424,727	377,218	77,544
Floating Income Fund	29,355	N/A	N/A
Foreign Bond Fund (U.S. Dollar-Hedged)	492,997	411,029	237,732
Foreign Bond Fund (Unhedged)	62,869	N/A	N/A
GNMA Fund	23,281	18,397	10,748
High Yield Fund	1,022,466	1,006,810	368,722
International StocksPLUS TR Strategy Fund	548	60	N/A
Investment Grade Corporate Bond Fund	76	N/A	N/A
Low Duration Fund	1,694,583	1,399,250	611,876
Municipal Bond Fund	58,427	50,235	48,708
New York Municipal Bond Fund	7,772	4,524	1,055
Real Return Fund	2,487,876	2,046,610	1,621,445
RealEstateRealReturnStrategy Fund	7,210	809	N/A
Short Duration Municipal Income Fund	88,653	46,516	10,171
Short-Term Fund	558,906	480,016	280,593
StocksPLUS Fund	27,116	12,178	4,555
StocksPLUS Total Return Fund	2,113	359	N/A
Total Return Fund	5,121,089	4,254,963	2,745,592
Total Return Mortgage Fund	246,937	288,174	200,033

Distribution and Servicing Plan for Class J and Class K Shares

Class J and Class K each has a separate distribution and servicing plan (the “Class J-K Plans”). Distribution fees paid pursuant to the Class J-K Plans may only be paid in connection with services provided with respect to Class J and Class K shares.

As stated in the Prospectus relating to Class J and Class K shares under the caption “Service and Distribution Fees,” the Distributor pays (i) all or a portion of the distribution fees it receives from the Trust to participating and introducing brokers, and (ii) all or a portion of the servicing fees it receives from the Trust to participating and introducing brokers, certain banks and other financial intermediaries.

Each Class J-K Plan may be terminated with respect to any Fund to which the Class J-K Plan relates by vote of a majority of the Trustees who are not interested persons of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or the Distribution Contract (“Disinterested Trustees”) or by vote of a

76

majority of the outstanding voting securities of the relevant class of that Fund. Pursuant to Rule 12b-1, any change in either Class J-K Plan that would materially increase the cost to the class of shares of any Fund to which the Plan relates requires approval by the affected class of shareholders of that Fund. The Trustees review quarterly written reports of such costs and the purposes for which such costs have been incurred. Each Class J-K Plan may be amended by vote of the Disinterested Trustees cast in person at a meeting called for the purpose. As long as the Class J-K Plans are in effect, selection and nomination of those Trustees who are not interested persons of the Trust shall be committed to the discretion of such Disinterested Trustees.

The Class J-K Plans will continue in effect with respect to each Fund and each class of shares thereof for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Disinterested Trustees and (ii) by the vote of a majority of the entire Board of Trustees cast in person at a meeting called for that purpose.

If a Class J-K Plan is terminated (or not renewed) with respect to one or more Funds, it may continue in effect with respect to any class of any Fund as to which it has not been terminated (or has been renewed).

The Trustees believe that the Class J-K Plans will provide benefits to the Trust. The Trustees believe that the Class J-K Plans will result in greater sales and/or fewer redemptions of Trust shares, although it is impossible to know for certain the level of sales and redemptions of Trust shares that would occur in the absence of the Class J-K Plans or under alternative distribution schemes. Although the Funds’ expenses are essentially fixed, the Trustees believe that the effect of the Class J-K Plans on sales and/or redemptions may benefit the Trust by reducing Fund expense ratios and/or by affording greater flexibility to Portfolio Managers. From time to time, expenses of the Distributor incurred in connection with the sale of Class J and Class K shares of the Funds, and in connection with the servicing of Class J and Class K shareholders of the Funds and the maintenance of shareholder accounts, may exceed the distribution and servicing fees collected by the Distributor. The Trustees consider such unreimbursed amounts, among other factors, in determining whether to cause the Funds to continue payments of distribution and servicing fees in the future with respect to Class J and Class K shares.

Purchases, Exchanges and Redemptions

Purchases, exchanges and redemptions of Class A, Class B, Class C, Class D and Class R shares are discussed in the Class A, B and C, Class D and Class R Prospectuses under the headings “Buying Shares,” “Exchanging Shares,” and “Selling Shares,” and in the Guide (with respect to Class A, B, C and R shares only), and that information is incorporated herein by reference. Purchases, exchanges and redemptions of Advisor Class shares are discussed in the Advisor Class Prospectus under the headings “Purchasing Shares,” “Exchange Privilege,” and “Redeeming Shares,” and that information is incorporated herein by reference. Purchases, exchanges and redemptions of Institutional and Administrative Class shares and Class J and Class K shares are discussed in the Institutional Prospectus under the headings “Purchasing Shares,” “Exchange Privilege,” and “Redeeming Shares,” and in the Guide (with respect to Class A, B, C and R shares only), and in the Class J and Class K supplement thereto, and that information is incorporated herein by reference.

Certain managed account clients of PIMCO may purchase shares of the Trust. To avoid the imposition of duplicative fees, PIMCO may be required to make adjustments in the management fees charged separately by PIMCO to these clients to offset the management fees and expenses paid indirectly through a client’s investment in the Trust.

Certain clients of PIMCO whose assets would be eligible for purchase by one or more of the Funds may purchase shares of the Trust with such assets. Assets so purchased by a Fund will be valued in accordance with procedures adopted by the Board of Trustees.

Certain shares of the Funds are not qualified or registered for sale in all states and Class J and Class K shares are not qualified or registered for sale in the United States. Prospective investors should inquire as to whether shares of a particular Fund or class are available for offer and sale in their state of domicile or residence. Shares of a Fund may not be offered or sold in any state unless registered or qualified in that jurisdiction, unless an exemption from registration or qualification is available.

Independent financial intermediaries unaffiliated with PIMCO may perform shareholder servicing functions with respect to certain of their clients whose assets may be invested in the Funds. These services, normally provided by PIMCO directly to Trust shareholders, may include the provision of ongoing information concerning the Funds and their investment performance, responding to shareholder inquiries, assisting with purchases, redemptions and exchanges of Trust shares, and other services. PIMCO may pay fees to such entities for the provision of these services which PIMCO normally would perform, out of PIMCO’s own resources.

77

As described in the Class A, B and C, Class D and Class R Prospectuses under the caption “Exchanging Shares,” and in the Institutional and Advisor Class Prospectuses under the caption “Exchange Privilege,” and in the Guide (with respect to Class A, B, C and R shares only), a shareholder may exchange shares of any Fund (except for the Liquid Assets Fund) for shares of any other Fund of the Trust or any series of Allianz Funds, within the same class on the basis of their respective net asset values. The original purchase date(s) of shares exchanged for purposes of calculating any contingent deferred sales charge will carry over to the investment in the new Fund. For example, if a shareholder invests in the Class C shares of one Fund and 6 months later (when the contingent deferred sales charge upon redemption would normally be 1%) exchanges his shares for Class C shares of another Fund, no sales charge would be imposed upon the exchange but the investment in the other Fund would be subject to the 1% contingent deferred sales charge until one year after the date of the shareholder’s investment in the first Fund as described in the Class A, B and C Prospectus under “Alternative Purchase Arrangements.”

Orders for exchanges accepted prior to the close of regular trading on the New York Stock Exchange on any day the Trust is open for business will be executed at the respective net asset values determined as of the close of business that day. Orders for exchanges received after the close of regular trading on the Exchange on any business day will be executed at the respective net asset values determined at the close of the next business day.

An excessive number of exchanges may be disadvantageous to the Trust. Therefore, the Trust, in addition to its right to reject any exchange, reserves the right to adopt a policy of terminating the exchange privilege of any shareholder who makes more than a specified number of exchanges in a 12-month period or in any calendar quarter. The Trust reserves the right to modify or discontinue the exchange privilege at any time.

The Trust reserves the right to suspend or postpone redemptions during any period when: (a) trading on the New York Stock Exchange is restricted, as determined by the SEC, or that Exchange is closed for other than customary weekend and holiday closings; (b) the SEC has by order permitted such suspension; or (c) an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable.

The Trust is committed to paying in cash all requests for redemptions by any shareholder of record of the Funds, limited in amount with respect to each shareholder during any 90-day period to the lesser of (i) $250,000, or (ii) 1% of the net asset value of the Trust at the beginning of such period. Although the Trust will normally redeem all shares for cash, it may, in unusual circumstances, redeem amounts in excess of the lesser of (i) or (ii) above by payment in kind of securities held in the Funds’ portfolios.

The Trust has adopted procedures under which it may make redemptions-in-kind to shareholders who are affiliated persons of a Fund. Under these procedures, the Trust generally may satisfy a redemption request from an affiliated person in-kind, provided that: (1) the redemption-in-kind is effected at approximately the affiliated shareholder’s proportionate share of the distributing Fund’s current net assets, and thus does not result in the dilution of the interests of the remaining shareholders; (2) the distributed securities are valued in the same manner as they are valued for purposes of computing the distributing Fund’s net asset value; (3) the redemption-in-kind is consistent with the Fund’s Prospectus and statement of additional information; and (4) neither the affiliated shareholder nor any other party with the ability and the pecuniary incentive to influence the redemption-in-kind selects, or influences the selection of, the distributed securities.

Due to the relatively high cost of maintaining smaller accounts, the Trust reserves the right to redeem shares in any account for their then-current value (which will be promptly paid to the investor) if at any time, due to shareholder redemption, the shares in the account do not have a value of at least a specified amount, the minimums of which are currently set at $250 for Class A, Class B and Class C shares, $2,000 for Class D shares, $50,000 for Class R shares, and $100,000 ($25,000,000 for the Liquid Assets Fund) for Institutional Class, Administrative Class and Advisor Class shares ($10,000 with respect to Institutional Class and Administrative Class accounts opened before January 1, 1995). The Prospectuses may set higher minimum account balances for one or more classes from time to time depending upon the Trust’s current policy. An investor will be notified that the value of his account is less than the minimum and allowed at least 30 days to bring the value of the account up to at least the specified amount before the redemption is processed. The Declaration of Trust also authorizes the Trust to redeem shares under certain other circumstances as may be specified by the Board of Trustees. The Trust may also charge periodic account fees for accounts that fall below minimum balances, as described in the Prospectuses.

Request for Multiple Copies of Shareholder Documents

To reduce expenses, it is intended that only one copy of the Funds’ Prospectuses and each annual and semi-annual report will be mailed to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents and your shares are held directly with the Trust, call the Trust at 1-800-927-4648. Alternatively, if your shares are

78

held through a financial institution, please contact it directly. Within 30 days after receipt of your request by the Trust, the Trust will begin sending you individual copies.

79

PORTFOLIO TRANSACTIONS AND BROKERAGE

Investment Decisions and Portfolio Transactions

Investment decisions for the Funds and for the other investment advisory clients of PIMCO are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved (including the Funds). Some securities considered for investments by the Funds may also be appropriate for other clients served by PIMCO. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time, including accounts in which PIMCO, its officers or employees may have a financial interest. If a purchase or sale of securities consistent with the investment policies of a Fund and one or more of these clients served by PIMCO is considered at or about the same time, transactions in such securities will be allocated among the Fund and other clients pursuant to PIMCO’s trade allocation policy that is designed to ensure that all accounts, including the Funds, are treated fairly, equitably, and in a non-preferential manner, such that allocations are not based upon fee structure or portfolio manager preference.

PIMCO may aggregate orders for the Funds with simultaneous transactions entered into on behalf of other clients of PIMCO when, in PIMCO’s reasonable judgment, aggregation may result in an overall economic benefit to the Funds and other clients in terms of pricing, brokerage commissions or other expenses. When feasible, PIMCO allocates trades prior to execution. When pre-execution allocation is not feasible, PIMCO promptly allocates trades following established and objective procedures. Allocations generally are made at or about the time of execution and before the end of the trading day. As a result, one account may receive a price for a particular transaction that is different from the price received by another account for a similar transaction on the same day. In general, trades are allocated among portfolio managers on a pro rata basis (to the extent a portfolio manager decides to participate fully in the trade), for further allocation by each portfolio manager among that manager’s eligible accounts. In allocating trades among accounts, portfolio managers generally consider a number of factors, including, but not limited to, each account’s deviation (in terms of risk exposure and/or performance characteristics) from a relevant model portfolio, each account’s investment objectives, restrictions and guidelines, its risk exposure, its available cash, and its existing holdings of similar securities. Once trades are allocated, they may be reallocated only in unusual circumstances due to recognition of specific account restrictions.

In some cases, PIMCO may sell a security on behalf of a client, including the Funds, to a broker-dealer that thereafter may be purchased for the accounts of one or more of PIMCO’s other clients, including the Funds, from that or another broker-dealer. PIMCO has adopted procedures it believes are reasonably designed to obtain the best price and execution for the transactions by each account.

Brokerage and Research Services

There is generally no stated commission in the case of fixed income securities, which are traded in the over-the-counter markets, but the price paid by the Trust usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Trust includes a disclosed, fixed commission or discount retained by the underwriter or dealer. Transactions on U.S. stock exchanges and other agency transactions involve the payment by the Trust of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign securities generally involve the payment of fixed brokerage commissions, which are generally higher than those in the United States.

PIMCO places all orders for the purchase and sale of portfolio securities, options and futures contracts for the relevant Fund and buys and sells such securities, options and futures for the Trust through a substantial number of brokers and dealers. In so doing, PIMCO uses its best efforts to obtain for the Trust the most favorable price and execution available, except to the extent it may be permitted to pay higher brokerage commissions as described below. In seeking the most favorable price and execution, PIMCO, having in mind the Trust’s best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions. Changes in the aggregate amount of brokerage commissions paid by a Fund from year-to-year may be attributable to changes in the asset size of the Fund, the volume of portfolio transactions effected by the Fund, the types of instruments in which the Fund invests, or the rates negotiated by PIMCO on behalf of the Funds.

80

For the fiscal years ended March 31, 2005, 2004 and 2003, the following amounts of brokerage commissions were paid by each operational Fund:

Fund	Year Ended 3/31/05		Year Ended 3/31/04		Year Ended 3/31/03
All Asset Fund	$	N/A	$	N/A	$	N/A
All Asset All Authority Fund		N/A		N/A		N/A
California Intermediate Municipal Bond Fund		26,816		37,485		7,818
California Municipal Bond Fund		3,456		2,692		2,362
CommodityRealReturn Strategy Fund		108,525		1,354		N/A
Convertible Fund		20,135		39,343		14,610
Diversified Income Fund		53,220		20,948		N/A
Emerging Markets Bond Fund		42,513		5,933		N/A
European Convertible Fund		1,191		1,950		1,429
European StocksPLUS TR Strategy Fund		3,138		1,818		N/A
Far East (ex-Japan) StocksPLUS TR Strategy Fund		6,049		3,351		N/A
Floating Income Fund		246,461		N/A		N/A
Foreign Bond Fund (Unhedged)		48,225		N/A		N/A
Foreign Bond Fund (U.S. Dollar-Hedged)		188,201		309,182		205,672
Global Bond Fund (Unhedged)		124,693		108,850		75,999
Global Bond Fund (U.S. Dollar-Hedged)		16,835		38,138		25,079
GNMA Fund		51,428		13,208		918
High Yield Fund		742,611		914,886		677,101
International StocksPLUS TR Strategy Fund		53,087		1,397		N/A
Japanese StocksPLUS TR Strategy Fund		4,595		1,520		N/A
Investment Grade Corporate Bond Fund		3,481		1,939		3,153
Long-Term U.S. Government Fund		563,380		571,315		381,090
Low Duration Fund		438,426		510,248		156,404
Low Duration Fund II		18,730		16,728		7,693
Low Duration Fund III		2,999		3,825		564
Moderate Duration Fund		230,523		295,551		55,216
Money Market Fund		N/A		N/A		N/A
Municipal Bond Fund		62,228		90,613		20,190
New York Municipal Bond Fund		3,604		3,920		1,218
Real Return Fund		527,326		250,106		58,901
Real Return Fund II		1,650		143		N/A
Real Return Asset Fund		14,684		1,046		570
RealEstateRealReturn Strategy Fund		7,313		52,673		N/A
Short-Duration Municipal Income Fund		103,679		80,627		14,400
Short-Term Fund		68,283		149,769		356,984
StocksPLUS Fund		621,448		442,155		106,015
StocksPLUS TR Short Strategy Fund		5,143		N/A		N/A
StocksPLUS Total Return Fund		216,610		43,721		1,720
Total Return Fund		12,005,112		8,184,838		4,428,430
Total Return Fund II		283,609		419,230		270,744
Total Return Fund III		186,434		209,634		87,138
Total Return Mortgage Fund		19,875		7,748		825

PIMCO places orders for the purchase and sale of portfolio investments for the Funds’ accounts with brokers or dealers selected by it in its discretion. In effecting purchases and sales of portfolio securities for the account of the Funds, PIMCO will seek the best price and execution of the Funds’ orders. In doing so, a Fund may pay higher commission rates than the lowest available when PIMCO believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction, as discussed below. Although the Trust may use broker-dealers that sell Fund shares to effect the Trust’s portfolio transactions, the Trust and PIMCO will not consider the sale of Fund shares as a factor when selecting broker-dealers to execute those transactions.

It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research services from broker-dealers which execute portfolio

81

transactions for the clients of such advisers. Consistent with this practice, PIMCO may receive research services from many broker-dealers with which PIMCO places the Trust’s portfolio transactions. PIMCO may also receive research or research credits from brokers which are generated from underwriting commissions when purchasing new issues of fixed income securities or other assets for a Fund. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services are of value to PIMCO in advising various of its clients (including the Funds), although not all of these services are necessarily useful and of value in managing the Trust. The management fee paid by the Trust would not be reduced in the event that PIMCO and its affiliates received such services.

As permitted by Section 28(e) of the Securities Exchange Act of 1934, PIMCO may cause the Trust to pay a broker-dealer which provides “brokerage and research services” (as defined in the Act) to PIMCO an amount of disclosed commission for effecting a securities transaction for the Trust in excess of the commission which another broker-dealer would have charged for effecting that transaction.

As noted above, PIMCO may purchase new issues of securities for the Trust in underwritten fixed price offerings. In these situations, the underwriter or selling group member may provide PIMCO with research in addition to selling the securities (at the fixed public offering price) to the Trust or other advisory clients. Because the offerings are conducted at a fixed price, the ability to obtain research from a broker-dealer in this situation provides knowledge that may benefit the Trust, other PIMCO clients, and PIMCO without incurring additional costs. These arrangements may not fall within the safe harbor of Section 28(e) because the broker-dealer is considered to be acting in a principal capacity in underwritten transactions. However, the NASD has adopted rules expressly permitting broker-dealers to provide bona fide research to advisers in connection with fixed price offerings under certain circumstances. As a general matter in these situations, the underwriter or selling group member will provide research credits at a rate that is higher than that which is available for secondary market transactions.

PIMCO may place orders for the purchase and sale of portfolio securities with a broker-dealer that is affiliated to PIMCO where, in PIMCO’s judgment, such firm will be able to obtain a price and execution at least as favorable as other qualified broker-dealers.

Pursuant to applicable sections under the 1940 Act, a broker-dealer that is an affiliate of the Adviser or sub-adviser may receive and retain compensation for effecting portfolio transactions for a Fund if the commissions paid to such an affiliated broker-dealer by a Fund do not exceed one per centum of the purchase or sale price of such securities. The tables below describe the commissions, if any, paid by the Funds to affiliated brokers during the fiscal years ended March 31, 2003. The Funds did not pay any commissions to affiliated brokers during the fiscal year ended 2004 and 2005.

Fiscal Year Ended March 31, 2003

Fund	Affiliated Broker	Amount of Brokerage Commission	% of Fund’s Aggregate Brokerage Commission	% of Fund’s Aggregate Dollar Amount of Transactions
Foreign Bond Fund (U.S. Dollar-Hedged)	Deutsche Bank	$7,643	3.72%	0.000%
Global Bond Fund (U.S. Dollar-Hedged)	Deutsche Bank	1,595	6.36	0.000
High Yield Fund	Deutsche Bank	113,200	16.72	0.001
Investment Grade Corporate Bond Fund	Deutsche Bank	613	19.42	0.000
Long-Term U.S. Government Fund	Deutsche Bank	37,425	9.82	0.001
Low Duration Fund	Deutsche Bank	1,493	0.95	0.000
Low Duration Fund II	Deutsche Bank	90	1.17	0.000
Moderate Duration Fund	Deutsche Bank	675	1.22	0.000
Short-Term Fund	Deutsche Bank	2,588	0.73	0.000
StocksPLUS Total Return Fund	Deutsche Bank	4	0.22	0.000
Total Return Fund II	Deutsche Bank	37,330	13.79	0.000
Total Return Fund III	Deutsche Bank	9,090	10.43	0.000

82

Since the Funds invest primarily in fixed income securities, which are generally not subject to stated brokerage commissions, as described above, their investments in securities subject to stated commissions generally constitute a small percentage of the aggregate dollar amount of their transactions. This fact accounts for the material difference between the figures in the last two columns for certain Funds in the table.

SEC rules further require that commissions paid to such an affiliated broker dealer, or PIMCO by a Fund on exchange transactions not exceed “usual and customary brokerage commissions.” The rules define “usual and customary” commissions to include amounts that are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.”

Holdings of Securities of the Trust’s Regular Brokers and Dealers

The following table indicates the value of each Fund’s aggregate holdings of the securities of its regular brokers or dealers for the fiscal year ended March 31, 2054.

Fund		Value of Securities (000’s omitted)
California Municipal Bond Fund	State Street Bank & Trust	$158
CommodityRealReturn Strategy Fund	State Street Bank & Trust	$15,883
	UBS/SBC Warburg LLC	128,400
Convertible Fund	Goldman Sachs & Co.	$535
	Hong Kong Shanghai Bank Corp. (HSBC)	196
	ING Baring U.S. Securities Inc.	1,093
	Lehman Brothers, Inc.	119
	Merrill Lynch, Pierce, Fenner & Smith, Inc.	504
	State Street Bank & Trust	115
Diversified Income Fund	Bank of America Global Securities	$1,013
	Deutsche Bank A.G.	4,086
	Fuji Securities	342
	GECC Capital Markets Group, Inc	6,117
	Goldman Sachs & Co.	3,958
	Hong Kong Shanghai Bank Corp. (HSBC)	3,711
	Morgan Stanley Group Inc.	302
	Prudential Securities, Inc.	1,197
	Salomon Smith Barney, Inc./Citigroup Global Markets, Inc.	799
	State Street Bank & Trust	1,004
	UBS/SBC Warburg LLC	15,085
Emerging Markets Bond Fund	Bank of America Global Securities	$16,800
	Credit Suisse First Boston Corporation	66,400
	State Street Bank & Trust	6,775
	UBS/SBC Warburg LLC	63,438
European Convertible Fund	Deutsche Bank A.G.	$3,899
	Hong Kong Shanghai Bank Corp. (HSBC)	785
	Salomon Smith Barney, Inc./Citigroup Global Markets, Inc.	2,068
	State Street Bank & Trust	266
European StocksPLUS TR Strategy Fund	Morgan Stanley, Dean Witter, Discover & Co.	$4
	State Street Bank & Trust	239
	UBS/SBC Warburg LLC	100
Far East (Ex-Japan) StocksPLUS TR Strategy Fund	Bank of America Global Securities	$100
	Credit Suisse First Boston Corporation	200
	GECC Capital Markets Group, Inc	199
	ING Baring U.S. Securities Inc.	199
	State Street Bank & Trust	302

83

	UBS/SBC Warburg LLC	199
Floating Income Fund	Bank of America Global Securities	$16,000
	Bear Stearns & Co.	4,856
	Chase Manhattan Bank Securities	275
	Credit Suisse First Boston Corporation	10,900
	GECC Capital Markets Group, Inc	12,356
	Goldman Sachs & Co.	13,477
	Merrill Lynch, Pierce, Fenner & Smith, Inc.	351
	Morgan Stanley Group Inc.	2,004
	Morgan Stanley, Dean Witter, Discover & Co.	7,717
	State Street Bank & Trust	16,622
	UBS/SBC Warburg LLC	11,949
Foreign Bond Fund (U.S. Dollar-Hedged)	Bear Stearns & Co.	$566
	Credit Suisse First Boston Corporation	2,938
	Fuji Securities	570
	GECC Capital Markets Group, Inc	4,903
	J.P. Morgan	15,831
	Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,590
	Morgan Stanley, Dean Witter, Discover & Co.	19,351
	State Street Bank & Trust	5,450
	UBS/SBC Warburg LLC	65,400
Foreign Bond Fund (Hedged)	American Express	$701
	Bank of America Global Securities	10,500
	Bear Stearns & Co.	1,095
	Chase Manhattan Bank Securities	220
	Credit Suisse First Boston Corporation	5,402
	Fuji Securities	1,140
	GECC Capital Markets Group, Inc	5,689
	Merrill Lynch, Pierce, Fenner & Smith, Inc.	36
	Morgan Stanley Group Inc.	902
	Morgan Stanley, Dean Witter, Discover & Co.	3,047
	Salomon Smith Barney, Inc./Citigroup Global Markets, Inc.	8,713
	State Street Bank & Trust	100,173
	UBS/SBC Warburg LLC	39,533
Global Bond Fund (Unhedged)	Bank of America Global Securities	$28,400
	Bear Stearns & Co.	553
	Credit Suisse First Boston Corporation	77,223
	Fuji Securities	114
	GECC Capital Markets Group, Inc	2,798
	J.P. Morgan	3,289
	Morgan Stanley Group Inc.	2,105
	Morgan Stanley, Dean Witter, Discover & Co.	5,775
	State Street Bank & Trust	14,803
	UBS/SBC Warburg LLC	34,445
Global Bond Fund (U.S. Dollar-Hedged)	Bear Stearns & Co.	$115
	Credit Suisse First Boston Corporation	158
	GECC Capital Markets Group, Inc	300
	J.P. Morgan	756
	Merrill Lynch, Pierce, Fenner & Smith, Inc.	166
	Morgan Stanley, Dean Witter, Discover & Co.	1,080
	State Street Bank & Trust	1,795
	UBS/SBC Warburg LLC	3,393
GNMA Fund	Bank of America Global Securities	$197
	Chase Manhattan Bank Securities	93
	Credit Suisse First Boston Corporation	10,969
	GECC Capital Markets Group, Inc	15,269
	Hong Kong Shanghai Bank Corp. (HSBC)	11,300

84

	Salomon Smith Barney, Inc./Citigroup Global Markets, Inc.	6,488
	State Street Bank & Trust	3,637
	UBS/SBC Warburg LLC	17,929
High Yield Fund	State Street Bank & Trust	$9,238
	UBS/SBC Warburg LLC	208,100
International StocksPLUS TR Strategy Fund	Bank of America Global Securities	$6,738
	Bear Stearns & Co.	701
	Credit Suisse First Boston Corporation	470
	GECC Capital Markets Group, Inc	6,683
	Goldman Sachs & Co.	906
	Merrill Lynch, Pierce, Fenner & Smith, Inc.	193
	Morgan Stanley, Dean Witter, Discover & Co.	534
	State Street Bank & Trust	3,590
	UBS/SBC Warburg LLC	6,450
Investment Grade Corporate Bond Fund	Bear Stearns & Co.	$284
	Chase Manhattan Bank Securities	109
	Deutsche Bank A.G.	314
	GECC Capital Markets Group, Inc	1,144
	Goldman Sachs & Co.	690
	Hong Kong Shanghai Bank Corp. (HSBC)	468
	J.P. Morgan	575
	Lehman Brothers, Inc.	33
	Morgan Stanley Group Inc.	504
	Morgan Stanley, Dean Witter, Discover & Co.	109
	Prudential Securities, Inc.	297
	Salomon Smith Barney, Inc./Citigroup Global Markets, Inc.	1,253
Japanese StocksPLUS TR Strategy Fund	Bank of America Global Securities	$513
	GECC Capital Markets Group, Inc	199
	ING Baring U.S. Securities Inc.	199
	Morgan Stanley, Dean Witter, Discover & Co.	33
	State Street Bank & Trust	391
	UBS/SBC Warburg LLC	199
Long-Term U.S. Government Fund	Bank of America Global Securities	$23,427
	Bear Stearns & Co.	8,089
	Chase Manhattan Bank Securities	449
	Credit Suisse First Boston Corporation	958
	GECC Capital Markets Group, Inc	24,372
	J.P. Morgan	51
	Merrill Lynch, Pierce, Fenner & Smith, Inc.	508
	Morgan Stanley Group Inc.	103
	Salomon Smith Barney, Inc./Citigroup Global Markets, Inc.	22,300
	State Street Bank & Trust	11,302
	UBS/SBC Warburg LLC	200,700
Low Duration Fund	Bank of America Global Securities	$199,570
	Bear Stearns & Co.	135,046
	Chase Manhattan Bank Securities	9,024
	Credit Suisse First Boston Corporation	43,053
	Donaldson, Lufkin & Jenrette	988
	GECC Capital Markets Group, Inc	22,928
	Goldman Sachs & Co.	28,875
	Hong Kong Shanghai Bank Corp. (HSBC)	101,200
	ING Baring U.S. Securities Inc.	150,035
	Merrill Lynch, Pierce, Fenner & Smith, Inc.	3,923
	Morgan Stanley, Dean Witter, Discover & Co.	47,700
	Prudential Securities, Inc.	23,035
	Salomon Smith Barney, Inc./Citigroup Global Markets, Inc.	141,591

85

	UBS/SBC Warburg LLC	1,854,800
Low Duration Fund II	Bank of America Global Securities	$14,000
	Bear Stearns & Co.	3,964
	Credit Suisse First Boston Corporation	37,854
	Donaldson, Lufkin & Jenrette	65
	Goldman Sachs & Co.	3,723
	Morgan Stanley, Dean Witter, Discover & Co.	1,981
	Prudential Securities, Inc.	1,004
	Salomon Smith Barney, Inc./Citigroup Global Markets, Inc.	14,232
	State Street Bank & Trust	10,092
Low Duration Fund III	Bank of America Global Securities	$600
	Bear Stearns & Co.	505
	Credit Suisse First Boston Corporation	325
	GECC Capital Markets Group, Inc	3,090
	Goldman Sachs & Co.	604
	Hong Kong Shanghai Bank Corp. (HSBC)	800
	ING Baring U.S. Securities Inc.	2,984
	Merrill Lynch, Pierce, Fenner & Smith, Inc.	55
	Morgan Stanley, Dean Witter, Discover & Co.	22
	Prudential Securities, Inc.	201
	Salomon Smith Barney, Inc./Citigroup Global Markets, Inc.	500
	State Street Bank & Trust	1,973
	UBS/SBC Warburg LLC	3,194
Moderate Duration Fund	Bank of America Global Securities	$5,385
	Bear Stearns & Co.	1,551
	Credit Suisse First Boston Corporation	5,924
	GECC Capital Markets Group, Inc	105
	Goldman Sachs & Co.	10,002
	Hong Kong Shanghai Bank Corp. (HSBC)	39,800
	Morgan Stanley, Dean Witter, Discover & Co.	7,292
	Salomon Smith Barney, Inc./Citigroup Global Markets, Inc.	3,200
	State Street Bank & Trust	391,922
	UBS/SBC Warburg LLC	82,424
Money Market Fund	Bank of America Global Securities	$13,200
	Credit Suisse First Boston Corporation	64,000
	GECC Capital Markets Group, Inc	8,963
	Salomon Smith Barney, Inc./Citigroup Global Markets, Inc.	800
	State Street Bank & Trust	7,083
	UBS/SBC Warburg LLC	9,906
Municipal Bond Fund	State Street Bank & Trust	$446
New York Municipal Bond Fund	State Street Bank & Trust	$268
Real Return Asset Fund	State Street Bank & Trust	$1,296
Real Return Fund	Bear Stearns & Co.	$14,765
	Credit Suisse First Boston Corporation	68,409
	Deutsche Bank A.G.	10,097
	Prudential Securities, Inc.	7,231
	State Street Bank & Trust	7,120
	UBS/SBC Warburg LLC	44,000
Real Return Fund II	State Street Bank & Trust	$462
	UBS/SBC Warburg LLC	399
RealEstateRealReturn Strategy Fund	GECC Capital Markets Group, Inc	$7,946
	State Street Bank & Trust	1,139
	UBS/SBC Warburg LLC	9,508
Short-Term Fund	Bank of America Global Securities	$83,164
	Bear Stearns & Co.	13,479

86

	Chase Manhattan Bank Securities	3,439
	Credit Suisse First Boston Corporation	38,778
	Deutsche Bank A.G.	35,248
	GECC Capital Markets Group, Inc	24,321
	Goldman Sachs & Co.	42,017
	Greenwich Capital Markets	62
	Hong Kong Shanghai Bank Corp. (HSBC)	1,200
	Merrill Lynch, Pierce, Fenner & Smith, Inc.	3,849
	Morgan Stanley, Dean Witter, Discover & Co.	47,946
	Salomon Smith Barney, Inc./Citigroup Global Markets, Inc.	90,074
	State Street Bank & Trust	7,800
	UBS/SBC Warburg LLC	637,500
Short-Duration Municipal Bond Fund	State Street Bank & Trust	$8,423
StocksPLUS Fund	Bank of America Global Securities	$2,230
	Bear Stearns & Co.	9,685
	Chase Manhattan Bank Securities	2,540
	Credit Suisse First Boston Corporation	6,147
	GECC Capital Markets Group, Inc	42,360
	Goldman Sachs & Co.	2,203
	Hong Kong Shanghai Bank Corp. (HSBC)	38,300
	Merrill Lynch, Pierce, Fenner & Smith, Inc.	7,980
	Salomon Smith Barney, Inc./Citigroup Global Markets, Inc.	41,213
	State Street Bank & Trust	8,378
	UBS/SBC Warburg LLC	277,373
StocksPLUS Total Return Fund	Bank of America Global Securities	$3,483
	Bear Stearns & Co.	493
	Credit Suisse First Boston Corporation	1,348
	GECC Capital Markets Group, Inc	7,152
	Merrill Lynch, Pierce, Fenner & Smith, Inc.	736
	Morgan Stanley, Dean Witter, Discover & Co.	3
	Salomon Smith Barney, Inc./Citigroup Global Markets, Inc.	12,897
	State Street Bank & Trust	18,711
	UBS/SBC Warburg LLC	8,963
StocksPLUS TR Short Strategy Fund	Bear Stearns & Co.	$5
	Credit Suisse First Boston Corporation	600
	GECC Capital Markets Group, Inc	99
	Goldman Sachs & Co.	20
	ING Baring U.S. Securities Inc.	99
	Salomon Smith Barney, Inc./Citigroup Global Markets, Inc.	25
	State Street Bank & Trust	100
	UBS/SBC Warburg LLC	100
Total Return Fund	ABN AMRO	$249,462
	Bank of America Global Securities	1,992,418
	Bear Stearns & Co.	291,022
	Chase Manhattan Bank	30,544
	Credit Suisse First Boston	199,875
	Deutsche Bank A.G.	23,829
	Donaldson, Lufkin & Jenrette	1,928
	First Chicago Capital Markets	279
	GECC Capital Markets Group, Inc	168,310
	Goldman Sachs & Co.	18,446
	Hong Kong Shanghai Bank Corp. (HSBC)	582,925
	ING Baring U.S. Securities Inc.	140,105
	J.P. Morgan	2,300
	Merrill Lynch, Pierce, Fenner & Smith, Inc.	41,653

87

	Morgan Stanley Group Inc.	30,137
	Morgan Stanley, Dean Witter, Discover & Co.	4,633
	Painewebber	7
	Prudential Securities, Inc.	2,496
	Salomon Smith Barney, Inc./Citigroup Global Markets, Inc.	1,292,195
	State Street Bank & Trust	294,980
	UBS/SBC Wargburg LLC	5,051,394
Total Return Fund II	Bank of America Global Securities	$11,833
	Bear Stearns & Co.	8,026
	Credit Suisse First Boston Corporation	2,835
	Donaldson, Lufkin & Jenrette	31
	GECC Capital Markets Group, Inc	1,500
	Goldman Sachs & Co.	5,086
	Hong Kong Shanghai Bank Corp. (HSBC)	36,000
	Morgan Stanley, Dean Witter, Discover & Co.	7,206
	Salomon Smith Barney, Inc./Citigroup Global Markets, Inc.	23,497
	State Street Bank & Trust	138,797
	UBS/SBC Warburg LLC	23,263
Total Return Fund III	Bank of America Global Securities	$1,356
	Bear Stearns & Co.	7,674
	Credit Suisse First Boston Corporation	5,037
	GECC Capital Markets Group, Inc	41,669
	Goldman Sachs & Co.	7,949
	Morgan Stanley, Dean Witter, Discover & Co.	4,093
	Prudential Securities, Inc.	336
	Salomon Smith Barney, Inc./Citigroup Global Markets, Inc.	37,400
	State Street Bank & Trust	405,305
	UBS/SBC Warburg LLC	45,720
Total Return Mortgage Fund	Bank of America Global Securities	$1,209
	Bear Stearns & Co.	3,460
	Chase Manhattan Bank Securities	93
	Credit Suisse First Boston Corporation	7,733
	GECC Capital Markets Group, Inc	12,582
	Lehman Brothers, Inc.	782
	Merrill Lynch, Pierce, Fenner & Smith, Inc.	101
	Morgan Stanley, Dean Witter, Discover & Co.	444
	Salomon Smith Barney, Inc./Citigroup Global Markets, Inc.	188
	State Street Bank & Trust	2,702
	UBS/SBC Warburg LLC	18,967

Portfolio Turnover

A change in the securities held by a Fund is known as “portfolio turnover.” PIMCO manages the Funds without regard generally to restrictions on portfolio turnover. The use of certain derivative instruments with relatively short maturities may tend to exaggerate the portfolio turnover rate for some of the Funds. Trading in fixed income securities does not generally involve the payment of brokerage commissions, but does involve indirect transaction costs. The use of futures contracts may involve the payment of commissions to futures commission merchants. High portfolio turnover (e.g., greater than 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. The higher the rate of portfolio turnover of a Fund, the higher these transaction costs borne by the Fund generally will be. Such sales may result in realization of taxable capital gains (including short-term capital gains which are generally taxed to shareholders at ordinary income tax rates).

The portfolio turnover rate of a Fund is calculated by dividing (a) the lesser of purchases or sales of portfolio securities for the particular fiscal year by (b) the monthly average of the value of the portfolio securities owned by the Fund during the particular fiscal year. In calculating the rate of portfolio turnover, there is excluded from both (a) and (b) all securities,

88

including options, whose maturities or expiration dates at the time of acquisition were one year or less. Proceeds from short sales and assets used to cover short positions undertaken are included in the amounts of securities sold and purchased, respectively, during the year. Portfolio turnover rates for each Fund for which financial highlights for at least the past five fiscal years are provided in the Prospectuses are set forth under “Financial Highlights” in the applicable Prospectus.

With respect to the All Asset and All Asset All Authority Funds, the asset allocation sub-adviser to the Fund expects the portfolio turnover to be, on average, approximately 100% per year. In addition, the Funds indirectly bear the expenses associated with the portfolio turnover of the Underlying Funds, which may have fairly high portfolio turnover rates (i.e., in excess of 100%). Shareholders in the All Asset and All Asset All Authority Funds may also bear expenses directly or indirectly through sales of securities held by the Fund and the Underlying Funds which result in realization of taxable capital gains. To the extent such gains relate to securities held for twelve months or less, such gains will be short-term taxable gains taxed at ordinary income tax rates when distributed to shareholders who are individuals.

Disclosure of Portfolio Holdings

Policies and Procedures Generally. The Trust has adopted portfolio holdings disclosure policies and procedures to govern the disclosure of the securities holdings of the Funds (the “Disclosure Policy”). The Disclosure Policy is designed to protect the confidentiality of the Funds’ non-public portfolio holdings information, to prevent the selective disclosure of such information, and to ensure compliance by PIMCO and the Funds with the federal securities laws, including the Investment Company Act of 1940, as amended (“1940 Act”) and the rules promulgated thereunder and general principles of fiduciary duty.

Monitoring and Oversight. The Trust’s Chief Compliance Officer (“CCO”) is responsible for ensuring that PIMCO has adopted and implemented policies and procedures reasonably designed to ensure compliance with the Disclosure Policy and, to the extent the CCO considers necessary, the CCO shall monitor PIMCO’s compliance with its policies and procedures.

Any exceptions to the Disclosure Policy may be made only if approved by the Trust’s CCO upon determining that the exception is in the best interests of the Fund and its shareholders. The CCO must report any exceptions made to the Disclosure Policy to the Trust’s Board of Trustees at its next regularly scheduled meeting.

Quarterly Disclosure. The Funds will publicly disclose the complete schedule of each Fund’s holdings, as reported on a calendar quarter-end basis, by making the information publicly available in a manner consistent with requirements established by the SEC. You may view a Fund’s complete schedule of portfolio holdings for the most recently completed quarter online at http://www.pimco.com, or obtain a copy of the schedule by calling PIMCO at 1-866-746-2606. This information will be available no earlier than fifteen (15) days after a quarter’s end. If the fifteenth day falls on a weekend or other non-business day, such information will be available on the following business day.

The Funds file their complete schedules of securities holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q will be available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Monthly Disclosure—Defaulted Securities. Information regarding defaulted securities held by the Funds may be publicly disclosed no earlier than fifteen (15) days after the end of each month. If the fifteenth day falls on a weekend or other non-business day, such information may be made available on the following business day.

Confidential Dissemination of Portfolio Holdings Information. No disclosure of non-public portfolio holdings information may be made to any unaffiliated third party except as set forth in this section. This prohibition does not apply to information sharing with the Funds’ service providers, including advisers and sub-advisers to the Funds, the Funds’ accountant, counsel, transfer agent or custodian, who require access to such information in order to fulfill their contractual duties to the Funds.

In order to facilitate the review of the Funds by certain mutual fund analysts and rating agencies, such as Morningstar and Lipper Analytical Services, as well as pricing services, proxy voting services, or other entities, each Fund or PIMCO may, to the extent permitted under applicable law, distribute non-public information regarding a Fund, including portfolio holdings information, more frequently to such entities that have a legitimate business purpose in receiving such information. Any recipient of non-public information will be subject to a confidentiality agreement that contains, at a minimum, provisions specifying that: (1) the Funds’ non-public information provided is the confidential property of the Funds and may not be used for any purpose except in connection with the provision of services to the Funds and, in particular, that such information may

89

not be traded upon; (2) the recipient of the non-public information agrees to limit access to the information to its employees and agents who are subject to a duty to keep and treat such information as confidential; and (3) upon written request from the Funds or PIMCO, the recipient of the non-public information shall promptly return or destroy the information. Neither the Funds nor PIMCO receives compensation or consideration in connection with the distribution of non-public portfolio information.

Non-Specific Information. Under the Disclosure Policy, the Funds or PIMCO may distribute non-specific information about the Funds and/or summary information about the Funds at any time. Such information will not identify any specific portfolio holding, but may reflect, among other things, the quality or character of a Fund’s holdings.

NET ASSET VALUE

Net Asset Value is determined as indicated under “How Fund Shares are Priced” in the Prospectuses. Net asset value will not be determined on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

For all Funds other than Liquid Assets and Money Market Funds, portfolio securities and other assets for which market quotations are readily available are stated at market value. Market value is determined on the basis of last reported sales prices, or if no sales are reported, as is the case for most securities traded over-the-counter, at the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. For Nasdaq traded securities, market value may also be determined on the basis of the Nasdaq Official Closing Price (NOCP) instead of the last reported sales price. Fixed income securities, including those to be purchased under firm commitment agreements (other than obligations having a maturity of 60 days or less), are normally valued on the basis of quotations obtained from brokers and dealers or pricing services, which take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Liquid Assets and Money Market Funds’ securities are valued using the amortized cost method of valuation. This involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. During such periods the yield to investors in the Fund may differ somewhat from that obtained in a similar investment company which uses available market quotations to value all of its portfolio securities.

The SEC’s regulations require the Liquid Assets and Money Market Funds to adhere to certain conditions. The Trustees, as part of their responsibility within the overall duty of care owed to the shareholders, are required to establish procedures reasonably designed, taking into account current market conditions and the Fund’s investment objective, to stabilize the net asset value per share as computed for the purpose of distribution and redemption at $1.00 per share. The Trustees’ procedures include a requirement to periodically monitor, as appropriate and at such intervals as are reasonable in light of current market conditions, the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will consider what steps should be taken, if any, in the event of a difference of more than 1/2 of 1% between the two. The Trustees will take such steps as they consider appropriate, (e.g., selling securities to shorten the average portfolio maturity) to minimize any material dilution or other unfair results which might arise from differences between the two. The Fund also is required to maintain a dollar-weighted average portfolio maturity of 90 days or less, to limit its investments to instruments having remaining maturities of 397 days or less (except securities held subject to repurchase agreements having 397 days or less maturity) and to invest only in securities determined by PIMCO under procedures established by the Board of Trustees to be of high quality with minimal credit risks.

Each Fund’s liabilities are allocated among its classes. The total of such liabilities allocated to a class plus that class’s distribution and/or servicing fees and any other expenses specially allocated to that class are then deducted from the class’s proportionate interest in the Fund’s assets, and the resulting amount for each class is divided by the number of shares of that class outstanding to produce the class’s “net asset value” per share. Under certain circumstances, the per share net asset value of the Class B and Class C shares of the Funds that do not declare regular income dividends on a daily basis may be lower than the per share net asset value of the Class A shares as a result of the daily expense accruals of the distribution fee applicable to the Class B and Class C shares. Generally, for Funds that pay income dividends, those dividends are expected to differ over time by approximately the amount of the expense accrual differential between a particular Fund’s classes.

90

TAXATION

The following summarizes certain additional federal income tax considerations generally affecting the Funds and their shareholders. The discussion is for general information only and does not purport to consider all aspects of U.S. federal income taxation that might be relevant to beneficial owners of shares of the Funds. The discussion is based upon current provisions of the Internal Revenue Code of 1986, as amended (the “Code”), existing regulations promulgated thereunder, and administrative and judicial interpretations thereof, all of which are subject to change, which change could be retroactive. The discussion applies only to beneficial owners of Fund shares in whose hands such shares are capital assets within the meaning of Section 1221 of the Code, and may not apply to certain types of beneficial owners of shares (such as insurance companies, tax exempt organizations, and broker-dealers) who may be subject to special rules. Persons who may be subject to tax in more than one country should consult the provisions of any applicable tax treaty to determine the potential tax consequences to them. Prospective investors should consult their own tax advisers with regard to the federal tax consequences of the purchase, ownership and disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction. The discussion here and in the Prospectuses is not intended as a substitute for careful tax planning.

Each Fund intends to qualify annually and elect to be treated as a regulated investment company under the Code. To qualify as a regulated investment company, each Fund generally must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, net income from certain “qualified publicly traded partnerships” or other income derived with respect to its business of investing in such stock, securities or currencies (“Qualifying Income Test”); (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund’s assets is represented by cash, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies) or securities of one or more “qualified publicly traded partnerships”; and (c) distribute each taxable year the sum of (i) at least 90% of its investment company taxable income (which includes dividends, interest and net short-term capital gains in excess of any net long-term capital losses) and (ii) 90% of its tax exempt interest, net of expenses allocable thereto. The Treasury Department is authorized to promulgate regulations under which gains from foreign currencies (and options, futures, and forward contracts on foreign currency) would constitute qualifying income for purposes of the Qualifying Income Test only if such gains are directly related to investing in securities. To date, such regulations have not been issued.

If a Fund failed to qualify as a regulated investment company accorded special tax treatment in any taxable year, a Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. Some portions of such distributions may be eligible for the dividends received deduction in the case of corporate shareholders and reduced rates of taxation on qualified dividend income in the case of individuals. In addition, a Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

As described in the Prospectus, the CommodityRealReturn Strategy Fund currently intends to gain most of its exposure to the commodities markets by entering into swap agreements on a commodities index, and may invest in other commodity-linked derivative instruments, including options, futures contracts, options on futures contracts and commodity-linked structured notes. The status of these swap contracts and other commodities-linked derivative instruments under tests to qualify as a regulated investment company under Subchapter M of the Code is not certain. Counsel to the Fund has opined that certain commodity swap agreements entered into by the Fund should constitute securities for purposes of the Qualifying Income test described in (a) above. Existing authority does not fully address the treatment of such swaps under the Code or under related securities laws. The opinion is not binding on the Internal Revenue Service (the “Service”) and there is no assurance that the Service will not challenge the Fund’s status as a regulated investment company. If the Service were to challenge the Fund’s position and that challenge were upheld, or if the Fund were otherwise to fail to qualify as a regulated investment company, then the Fund would be subject to federal income tax on its net income and capital gains at regular corporate income tax rates (without a deduction for distributions to shareholders) and other adverse consequences as described above.

As a regulated investment company, a Fund generally will not be subject to U.S. federal income tax on its investment company taxable income and net capital gains (any net long-term capital gains in excess of the sum of net short-term capital losses and capital loss carryovers from prior years) designated by the Fund as capital gain dividends, if any, that it distributes to shareholders on a timely basis. Each Fund intends to distribute to its shareholders, at least annually, all or substantially all of its investment company taxable income and any net capital gains. In addition, amounts not distributed by a Fund on a

91

timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To avoid the tax, a Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (and adjusted for certain ordinary losses) for the twelve month period ending on October 31, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. A distribution will be treated as paid on December 31 of the calendar year if it is declared by a Fund in October, November, or December of that year to shareholders of record on a date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders (other than those not subject to federal income tax) in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. To avoid application of the excise tax, each Fund intends to make its distributions in accordance with the calendar year distribution requirement.

Each Municipal Fund must have at least 50% of its total assets invested in Municipal Bonds at the end of each calendar quarter so that dividends derived from its net interest income on Municipal Bonds and so designated by the Fund will be “exempt-interest dividends,” which are generally exempt from federal income tax when received by an investor. A portion of the distributions paid by a Municipal Fund may be subject to tax as ordinary income (including certain amounts attributable to bonds acquired at a market discount). In addition, any distributions of net short-term capital gains would be taxed as ordinary income and any distribution of capital gain dividends would be taxed as long-term capital gains. Certain exempt-interest dividends, as described in the Class A, B and C Prospectus, may increase alternative minimum taxable income for purposes of determining a shareholder’s liability for the alternative minimum tax. In addition, exempt-interest dividends allocable to interest from certain “private activity bonds” will not be tax exempt for purposes of the regular income tax to shareholders who are “substantial users” of the facilities financed by such obligations or “related persons” of “substantial users.” The tax-exempt portion of dividends paid for a calendar year constituting “exempt-interest dividends” will be designated after the end of that year and will be based upon the ratio of net tax-exempt income to total net income earned by the Fund during the entire year. That ratio may be substantially different than the ratio of net tax-exempt income to total net income earned during a portion of the year. Thus, an investor who holds shares for only a part of the year may be allocated more or less tax-exempt interest dividends than would be the case if the allocation were based on the ratio of net tax-exempt income to total net income actually earned by the Fund while the investor was a shareholder. All or a portion of interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of a Municipal Fund will not be deductible by the shareholder. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness multiplied by the percentage of the Fund’s total distributions (not including distributions of the excess of net long-term capital gains over net short-term capital losses) paid to the shareholder that are exempt-interest dividends. Under rules used by the Internal Revenue Service for determining when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

Shareholders of the Municipal Funds receiving social security or railroad retirement benefits may be taxed on a portion of those benefits as a result of receiving tax exempt income (including exempt-interest dividends distributed by the Fund). The tax may be imposed on up to 50% of a recipient’s benefits in cases where the sum of the recipient’s adjusted gross income (with certain adjustments, including tax-exempt interest) and 50% of the recipient’s benefits, exceeds a base amount. In addition, up to 85% of a recipient’s benefits may be subject to tax if the sum of the recipient’s adjusted gross income (with certain adjustments, including tax-exempt interest) and 50% of the recipient’s benefits exceeds a higher base amount. Shareholders receiving social security or railroad retirement benefits should consult with their tax advisors.

In years when a Fund distributes amounts in excess of its earnings and profits, such distributions may be treated in part as a return of capital. A return of capital is not taxable to a shareholder and has the effect of reducing the shareholder’s basis in the shares. Since certain of the Municipal Funds’ expenses attributable to earning tax-exempt income do not reduce such Fund’s current earnings and profits, it is possible that distributions, if any, in excess of such Fund’s net tax-exempt and taxable income will be treated as taxable dividends to the extent of such Fund’s remaining earnings and profits (i.e., the amount of such expenses).

Distributions

Except for exempt-interest dividends paid by the Municipal Funds, all dividends and distributions of a Fund, whether received in shares or cash, generally are taxable and must be reported on each shareholder’s federal income tax return. Dividends paid out of a Fund’s investment company taxable income will be taxable to a U.S. shareholder as ordinary income. Distributions received by tax-exempt shareholders will not be subject to federal income tax to the extent permitted under the applicable tax exemption.

92

Although a portion of the dividends paid by the European StocksPLUS TR Strategy, Far East (ex-Japan) StocksPLUS TR Strategy, Fundamental IndexPLUS, Fundamental IndexPLUS TR, International StocksPLUS TR Strategy, Japanese StocksPLUS TR Strategy, StocksPLUS, StocksPLUS Municipal-Backed, StocksPLUS Short Strategy and StocksPLUS Total Return Funds may qualify for the deduction for dividends received by corporations and/or the reduced dividend rate for individuals, it is not expected that any such portion would be significant. Dividends paid by the other Funds generally are not expected to qualify for the deduction for dividends received by corporations and/or the reduced dividend rate for individuals. Distributions of net capital gains, if any, designated as capital gain dividends, are taxable as long-term capital gains, regardless of how long the shareholder has held a Fund’s shares and are not eligible for the dividends received deduction. Any distributions that are not from a Fund’s investment company taxable income or net realized capital gains may be characterized as a return of capital to shareholders or, in some cases, as capital gain. The tax treatment of dividends and distributions will be the same whether a shareholder reinvests them in additional shares or elects to receive them in cash.

The All Asset and All Asset All Authority Funds will not be able to offset gains realized by one Fund in which the Fund invests against losses realized by another Fund in which each Fund invests. The Funds’ use of the fund-of-funds structure could therefore affect the amount, timing and character of distributions to shareholders.

Sales of Shares

Upon the disposition of shares of a Fund (whether by redemption, sale or exchange), a shareholder will realize a gain or loss. Such gain or loss will be capital gain or loss if the shares are capital assets in the shareholder’s hands, and will be long-term or short-term generally depending upon the shareholder’s holding period for the shares. Any loss realized on a disposition will be disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of capital gain dividends received by the shareholder with respect to such shares.

Depending on the All Asset and All Asset All Authority Funds’ percentage ownership in an Underlying Fund both before and after a redemption, each Fund’s redemption of shares of such Underlying Fund may cause the Funds to be treated as not receiving capital gain income on the amount by which the distribution exceeds the Fund’s tax basis in the shares of the Underlying Fund, but instead to be treated as receiving a dividend taxable as ordinary income on the full amount of the distribution. This could cause shareholders of the All Asset and All Asset All Authority Funds to recognize higher amounts of ordinary income than if the shareholders had held the shares of the Underlying Funds directly. Redemptions of shares in an Underlying Fund could also cause additional distributable gains to shareholders.

93

Backup Withholding

A Fund may be required to withhold up to 28% of all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal tax liability.

Options, Futures and Forward Contracts, and Swap Agreements

Some of the options, futures contracts, forward contracts, and swap agreements used by the Funds may be “section 1256 contracts.” Any gains or losses on section 1256 contracts are generally considered 60% long-term and 40% short-term capital gains or losses (“60/40”) although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, section 1256 contracts held by a Fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss.

Generally, the hedging transactions and certain other transactions in options, futures and forward contracts undertaken by a Fund, may result in “straddles” for U.S. federal income tax purposes. In some cases, the straddle rules also could apply in connection with swap agreements. The straddle rules may affect the character of gains (or losses) realized by a Fund. In addition, losses realized by a Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences of transactions in options, futures, forward contracts, and swap agreements to a Fund are not entirely clear. The transactions may increase the amount of short-term capital gain realized by a Fund which is taxed as ordinary income when distributed to shareholders.

A Fund may make one or more of the elections available under the Code which are applicable to straddles. If a Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections operate to accelerate the recognition of gains or losses from the affected straddle positions.

Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not engage in such hedging transactions.

Rules governing the tax aspects of swap agreements are in a developing stage and are not entirely clear in certain respects. Accordingly, while the Funds intend to account for such transactions in a manner they deem to be appropriate, the Internal Revenue Service might not accept such treatment. If it did not, the status of a Fund as a regulated investment company might be affected. The Trust intends to monitor developments in this area. Certain requirements that must be met under the Code in order for a Fund to qualify as a regulated investment company may limit the extent to which a Fund will be able to engage in swap agreements.

The qualifying income and diversification requirements applicable to a Fund’s assets may limit the extent to which a Fund will be able to engage in transactions in options, futures contracts, forward contracts, and swap agreements.

Short Sales

Certain Funds, particularly the StocksPLUS Short Strategy Fund, may make short sales of securities. Short sales may increase the amount of short-term capital gain realized by a Fund, which is taxed as ordinary income when distributed to shareholders.

Passive Foreign Investment Companies

Certain Funds may invest in the stock of foreign corporations which may be classified under the Code as passive foreign investment companies (“PFICs”). In general, a foreign corporation is classified as a PFIC for a taxable year if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. If a Fund receives a so-called “excess distribution” with respect to PFIC stock, the Fund itself may be subject to tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to stockholders. In general, under the

94

PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC stock. A Fund itself will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC stock are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

A Fund may be eligible to elect alternative tax treatment with respect to PFIC stock. Under an election that currently is available in some circumstances, a Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions are received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. Alternatively, another election may be available that would involve marking to market a Fund’s PFIC shares at the end of each taxable year (and on certain other dates prescribed in the Code), with the result that unrealized gains are treated as though they were realized and reported as ordinary income. Any mark-to-market losses and any loss from an actual disposition of PFIC shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income with respect to such shares in prior years. If this election were made, tax at the Fund level under the PFIC rules would generally be eliminated, but the Fund could, in limited circumstances, incur nondeductible interest charges. A Fund’s intention to qualify annually as a regulated investment company may limit its elections with respect to PFIC shares.

Because the application of the PFIC rules may affect, among other things, the character of gains and the amount of gain or loss and the timing of the recognition of income with respect to PFIC shares, and may subject a Fund itself to tax on certain income from PFIC shares, the amount that must be distributed to shareholders and will be taxed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not invest in PFIC shares.

Foreign Currency Transactions

Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain other instruments, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as “section 988” gains or losses, may increase or decrease the amount of a Fund’s investment company taxable income to be distributed to its shareholders as ordinary income.

Foreign Taxation

Income received by the Funds from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. In addition, PIMCO intends to manage the Funds with the intention of minimizing foreign taxation in cases where it is deemed prudent to do so. If more than 50% of the value of the Emerging Markets Bond, European Convertible, Foreign Bond (U.S. Dollar-Hedged), Foreign Bond (Unhedged), Global Bond (Unhedged) or Global Bond (U.S. Dollar-Hedged) Funds’ total assets at the close of their taxable year consists of securities of foreign corporations, such Fund will be eligible to elect to “pass-through” to the Fund’s shareholders the amount of foreign income and similar taxes paid by the Fund. If this election is made, a shareholder generally subject to tax will be required to include in gross income (in addition to taxable dividends actually received) his pro rata share of the foreign taxes paid by the Fund, and may be entitled either to deduct (as an itemized deduction) his or her pro rata share of foreign taxes in computing his taxable income or to use it (subject to limitations) as a foreign tax credit against his or her U.S. federal income tax liability. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Each shareholder will be notified within 60 days after the close of the Fund’s taxable year whether the foreign taxes paid by the Fund will “pass-through” for that year.

Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder’s U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the pass-through election is made, the source of the Emerging Markets Bond, European Convertible, Foreign Bond (U.S. Dollar-Hedged), Foreign Bond (Unhedged), Global Bond (Unhedged) or Global Bond (U.S. Dollar-Hedged) Funds’ income will flow through to shareholders of the Trust. With respect to such Funds, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency-denominated debt securities, receivables and payables will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied

95

separately to foreign source passive income, and to certain other types of income. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by the Fund. The foreign tax credit can be used to offset only 90% of the revised alternative minimum tax imposed on corporations and individuals and foreign taxes generally are not deductible in computing alternative minimum taxable income.

Although the All Asset and All Asset All Authority Funds may be entitled to a deduction for such taxes paid by an Underlying Fund in which each Fund invests, the All Asset and All Asset All Authority Funds will not be able to pass any such credit or deduction through to their own shareholders.

Original Issue Discount and Market Discount

Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by a Fund may be treated as debt securities that are issued originally at a discount. Generally, the amount of the original issue discount (“OID”) is treated as interest income and is included in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. A portion of the OID includable in income with respect to certain high-yield corporate debt securities may be treated as a dividend for Federal income tax purposes.

Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by a Fund in the secondary market may be treated as having market discount. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt security. Market discount generally accrues in equal daily installments. A Fund may make one or more of the elections applicable to debt securities having market discount, which could affect the character and timing of recognition of income.

Some debt securities (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by a Fund may be treated as having acquisition discount, or OID in the case of certain types of debt securities. Generally, the Fund will be required to include the acquisition discount, or OID, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The Fund may make one or more of the elections applicable to debt securities having acquisition discount, or OID, which could affect the character and timing of recognition of income.

A Fund generally will be required to distribute dividends to shareholders representing discount on debt securities that is currently includable in income, even though cash representing such income may not have been received by the Fund. Cash to pay such dividends may be obtained from sales proceeds of securities held by the Fund.

Constructive Sales

Certain rules may affect the timing and character of gain if a Fund engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If a Fund enters into certain transactions in property while holding substantially identical property, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Fund’s holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund’s holding period and the application of various loss deferral provisions of the Code.

Non-U.S. Shareholders

Withholding of Income Tax on Dividends: Under U.S. federal tax law, dividends paid on shares beneficially held by a person who is a “foreign person” within the meaning of the Internal Revenue Code of 1986, as amended, are, in general, subject to withholding of U.S. federal income tax at a rate of 30% of the gross dividend, which may, in some cases, be reduced by an applicable tax treaty. However, if a beneficial holder who is a foreign person has a permanent establishment in the United States, and the shares held by such beneficial holder are effectively connected with such permanent establishment and, in addition, the dividends are effectively connected with the conduct by the beneficial holder of a trade or business in the United States, the dividend will be subject to U.S. federal net income taxation at regular income tax rates. Distributions of long-term net realized capital gains will not be subject to withholding of U.S. federal income tax.

Under recently enacted legislation, a Portfolio is generally able to designate certain distributions to foreign persons as being derived from certain net interest income or net short-term capital gains and such designated distributions would generally not be subject to U.S. tax withholding. The new provision applies with respect to taxable years of a Portfolio beginning after December 31, 2004 and before January 1, 2008. It should also be noted that the provision does not eliminate all withholding on distributions by Portfolios to foreign investors. Distributions that are derived from any dividends on corporate stock or from ordinary income other than U.S. source interest would still be subject to withholding. Foreign currency gains, foreign source interest, and ordinary income from swaps or investments in PFICs would still be subject to withholding when distributed to foreign investors. There can be no assurance as to the amount of distributions that would not be subject to withholding when paid to foreign persons.

Income Tax on Sale of a Fund’s shares: Under U.S. federal tax law, a beneficial holder of shares who is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale

96

of such shares unless (i) the shares in question are effectively connected with a permanent establishment in the United States of the beneficial holder and such gain is effectively connected with the conduct of a trade or business carried on by such holder within the United States or (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale and certain other conditions are met.

State and Local Tax: A beneficial holder of shares who is a foreign person may be subject to state and local tax in addition to the federal tax on income referred above.

Estate and Gift Taxes: Under existing law, upon the death of a beneficial holder of shares who is a foreign person, such shares will be deemed to be property situated within the United States and will be subject to U.S. federal estate tax. If at the time of death the deceased holder is a resident of a foreign country and not a citizen or resident of the United States, such tax will be imposed at graduated rates from 18% to 55% on the total value (less allowable deductions and allowable credits) of the decedent’s property situated within the United States. For foreign individuals dying before January 1, 2008, a portion of Portfolio shares will not be subject to estate tax to the extent that the Portfolio holds certain qualifying debt obligations. In general, there is no gift tax on gifts of shares by a beneficial holder who is a foreign person.

The availability of reduced U.S. taxation pursuant to any applicable treaties depends upon compliance with established procedures for claiming the benefits thereof and may further, in some circumstances, depend upon making a satisfactory demonstration to U.S. tax authorities that a foreign investor qualifies as a foreign person under U.S. domestic tax law and such treaties.

Other Taxation

Distributions also may be subject to additional state, local and foreign taxes, depending on each shareholder’s particular situation. Under the laws of various states, distributions of investment company taxable income generally are taxable to shareholders even though all or a substantial portion of such distributions may be derived from interest on certain federal obligations which, if the interest were received directly by a resident of such state, would be exempt from such state’s income tax (“qualifying federal obligations”). However, some states may exempt all or a portion of such distributions from income tax to the extent the shareholder is able to establish that the distribution is derived from qualifying federal obligations. Moreover, for state income tax purposes, interest on some federal obligations generally is not exempt from taxation, whether received directly by a shareholder or through distributions of investment company taxable income (for example, interest on FNMA Certificates and GNMA Certificates). Each Fund will provide information annually to shareholders indicating the amount and percentage of a Fund’s dividend distribution which is attributable to interest on federal obligations, and will indicate to the extent possible from what types of federal obligations such dividends are derived. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund.

OTHER INFORMATION

Capitalization

The Trust is a Massachusetts business trust established under a Declaration of Trust dated February 19, 1987, as amended and restated March 31, 2000. The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with a par value of $0.0001 each. The Board of Trustees may establish additional series (with different investment objectives and fundamental policies) at any time in the future. Establishment and offering of additional series will not alter the rights of the Trust’s shareholders. When issued, shares are fully paid, non-assessable, redeemable and freely transferable. Shares do not have preemptive rights or subscription rights. In liquidation of a Fund, each shareholder is entitled to receive his pro rata share of the net assets of that Fund.

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims liability of the shareholders, Trustees or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust, and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by the Trust or the Trustees. The Declaration of Trust also provides for indemnification out of Trust property for all loss and expense of any shareholder held personally liable for the obligations of the Trust. The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which such disclaimer is inoperative or the Trust itself is unable to meet its obligations, and thus should be considered remote.

97

Information on Global Bond Fund (U.S. Dollar-Hedged)

The table below sets forth the average annual total return of certain classes of shares of the Global Bond Fund (U.S. Dollar-Hedged) (which was a series of PIMCO Advisors Funds (“PAF”) prior to its reorganization as a Fund of the Trust on January 17, 1997) for the periods ended March 31, 2005. Accordingly, “Inception Date of Fund” refers to the inception date of the PAF predecessor series. Since Class A shares were offered since the inception of Global Bond Fund (U.S. Dollar-Hedged), total return presentations for periods prior to the Inception Date of the Institutional Class are based on the historical performance of Class A shares, adjusted to reflect that the Institutional Class does not have a sales charge, and the different operating expenses associated with the Institutional Class, such as 12b-1 distribution and servicing fees and administration fee charges.

Total Return for Periods Ended March 31, 2004*

Fund	Class**	1 Year	5 Years	10 Years	Since Inception of Fund (Annualized)	Inception Date of Fund	Inception Date of Class
Global Bond	Institutional Return Before Taxes	6.11%	7.84%	N/A	8.15	10/02/95	02/25/98
(U.S. Dollar-Hedged)	Institutional Return After Taxes on Distributions++	4.48	5.43	N/A	5.03
	Institutional Return After Taxes on Distributions and Sale of Fund Shares++	4.23	5.25	N/A	5.03
	Class A Return Before Taxes	1.72	6.60	N/A	7.28		10/02/95
	Class A Return After Taxes on Distributions++	0.30	4.37	N/A	4.35
	Class A Return After Taxes on Distributions and Sale of Fund Shares++	1.38	4.29	N/A	4.39
	Class B Return Before Taxes	1.39	6.54	N/A	7.27		10/02/95
	Class C Return Before Taxes	3.89	6.61	N/A	6.91		10/02/95

++	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class and Class A shares only. After-tax returns for Advisor Class, Class B, Class C and Class R shares will vary.
*	Average annual total return presentations for a particular class of shares assume payment of the current maximum sales charge (if any) applicable to that class at the time of purchase and assume that the maximum CDSC (if any) for Class A, Class B and Class C shares was deducted at the times, in the amounts, and under the terms discussed in the Class A, B and C Prospectus.
**	Institutional Class total return presentations for periods prior to the Inception Date of that class reflect the prior performance of Class A shares of the former PAF series, adjusted to reflect the fact that there are no sales charges on Institutional Class shares of the Fund. The adjusted performance also reflects any different operating expenses associated with Institutional Class shares. These include (i) 12b-1 distribution and servicing fees, which are not paid by the Institutional Class but are paid by Class A (at a maximum rate of 0.25% per annum), and (ii) administration fee charges, which are lower for Institutional class shares (at a differential of 0.15% per annum).

Note also that, prior to January 17, 1997, Class A, Class B and Class C shares of the Global Bond Fund (U.S. Dollar-Hedged) were subject to a variable level of expenses for such services as legal, audit, custody and transfer agency services. As described in the Class A, B and C Prospectus, for periods subsequent to January 17, 1997, Class A, Class B and Class C shares of the Trust are subject to a fee structure which essentially fixes these expenses (along with other administrative expenses) under a single administrative fee based on the average daily net assets of the Fund attributable to Class A, Class B and Class C shares. Under the current fee structure, the Global Bond Fund (U.S. Dollar-Hedged) is expected to have lower total Fund operating expenses than its predecessor had under the fee structure for PAF (prior to January 17, 1997). All other things being equal, the higher expenses of PAF would have adversely affected total return performance for the Fund after January 17, 1997.

The method of adjustment used in the table above for periods prior to the Inception Date of Institutional Class shares of the Global Bond Fund (U.S. Dollar—Hedged) resulted in performance for the period shown that is higher than if the historical Class A performance were not adjusted to reflect the lower operating expenses of the newer class. The following table shows the lower performance figures that would be obtained if the performance for the Institutional Class was calculated by tacking to the Institutional Class’ actual performance the actual performance of Class A shares (with their higher operating expenses) for periods prior to the initial offering date of the newer class (i.e. the total return presentations below are based, for periods prior to the inception date of the Institutional Class, on the historical performance of Class A shares adjusted to reflect the current sales charges

98

associated with Class A shares, but not reflecting lower operating expenses associated with the Institutional Class, such as lower administrative fee charges and/or distribution and servicing fee charges).

Total Return for Periods Ended March 31, 2004

(with no adjustment for operating expenses of the Institutional

Class for periods prior to its Inception Date)

Fund	Class	1 Year	5 Years	10 Years	Since Inception of Fund (Annualized)
Global Bond (U.S. Dollar-Hedged)	Institutional	3.98%	6.81%	n/a	8.14%

Voting Rights

Under the Declaration of Trust, the Trust is not required to hold annual meetings of Trust shareholders to elect Trustees or for other purposes. It is not anticipated that the Trust will hold shareholders’ meetings unless required by law or the Declaration of Trust. In this regard, the Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. In addition, the Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares of the Trust may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee if requested in writing to do so by the holders of not less than ten percent of the outstanding shares of the Trust. In the event that such a request was made, the Trust has represented that it would assist with any necessary shareholder communications. Shareholders of a class of shares have different voting rights with respect to matters that affect only that class.

The Trust’s shares do not have cumulative voting rights, so that the holder of more than 50% of the outstanding shares may elect the entire Board of Trustees, in which case the holders of the remaining shares would not be able to elect any Trustees. To avoid potential conflicts of interest, the All Asset and All Asset All Authority Funds will vote shares of each Underlying Fund which they own in proportion to the votes of all other shareholders in the Underlying Fund.

Control Persons and Principal Holders of Securities

As of June 30, 2005 the following persons owned of record or beneficially 5% or more of the noted class of shares of the Funds:

		Shares Beneficially Owned		Percentage of Class
	All Asset Fund

	Institutional Class
**	Charles Schwab & Co. Inc. Special Custody Account for the Exclusive Benefit of Our Customers, 101 Montgomery Street, San Francisco, CA 94104	60,940,811.747		17.61%
**	NFS For Exclusive Benefit of Our Customers, 200 Liberty Street, New York, NY 10281	40,757,756.804		11.78%

	Administrative Class
**	John Hancock Life Insurance Company (USA), US SRS SEG Funds/Accounting, 200 Bloor St East, Toronto Ontario M4W 1E5, Canada	1,309,790.633	*	28.71%
**	Investors Bank & Trust Co. For Benefit of its Customer, P.O. Box 9130 FPG 90, Boston, MA 02117-9130	882,646.203		19.35%
**	FTC & Co For Benefit of its Customer, P.O. Box 173736, Denver, CO 80217-3736	683,518.270		14.98%
	FBR National Trust Company FBO National Automobile Dealers, 4922 Fairmont Ave., Bethesda, MD 20814-6020	666,911.563		14.62%

	Class A
**	MLPF&S For the Sole Benefit of its Customers, 4800 Deer Lake Drive E Fl 3, Jacksonville, FL 32246-6484	16,404,756.261		18.33%
**	Citigroup Global Markets, Inc. for Benefit of its Customer, 7th Floor, 333 West 34th Street, New York, NY 10001-2483	4,996,379.660		5.58%

	Class B
**	MLPF&S For the Sole Benefit of its Customers, 4800 Deer Lake Drive E Fl 3, Jacksonville, FL 32246-6484	1,742,698.112		9.33%
**	Morgan Stanley For the Benefit of its Customers, 3 Harborside Plaza 6th Fl., Jersey City, NJ 07311	970,913.393		5.20%

	Class C
**	MLPF&S For the Sole Benefit of its Customers, 4800 Deer Lake Drive E Fl 3, Jacksonville, FL 32246-6484	14,793,388.592		18.85%

99

**	Citigroup Global Markets, Inc. for Benefit of its Customer, 7th Floor, 333 West 34th Street, New York, NY 10001-2483	6,597,775.237		8.41%

	Class D
**	Charles Schwab & Co. Inc. Special Custody Account for the Exclusive Benefit of Our Customers, 101 Montgomery Street, San Francisco, CA 94104-4122	7,074,660.520	*	34.55%

	All Asset All Authority Fund
	Institutional Class
**	Charles Schwab & Co. Inc. Special Custody Account for the Exclusive Benefit of Our Customers, 101 Montgomery Street, San Francisco, CA 94104	8,651,013.646	*	46.01%
	Wake Forest University, P.O. Box 7354, Winston-Salem, NC 27109-7354	1,747,352.735		9.29%
**	NFS For Exclusive Benefit of Our Customers, 200 Liberty Street, New York, NY 10281	1,583,396.567		8.42%
**	Pershing LLC, P.O. Box 2052, Jersey City, NJ 07303-9998	1,115,613.129		5.93%

	California Intermediate Municipal Bond Fund
	Institutional Class
**	Charles Schwab & Co. Inc. Special Custody Account for the Exclusive Benefit of Our Customers, 101 Montgomery Street, San Francisco, CA 94104	2,997,210.322	*	37.42%
	James F. & Pamela B. Muzzy, c/o PIMCO, 840 Newport Center Drive Suite 100, Newport Beach, CA 92660	719,154.363		8.98%
**	Bear Stearns Securities Corp. For Beneit of its Customer, 1 Metrotech Ctr N, Brooklyn, NY 11201-3870	499,591.617		6.24%
	William C Powers, c/o PIMCO, 840 Newport Center Drive Suite 100, Newport Beach, CA 92660	416,884.016		5.20%
**	NFS For Exclusive Benefit of Our Customers, 200 Liberty Street, New York, NY 10281	404,307.346		5.05%
	Leo B and Florence Helzel Living Trust, 5550 Redwood Road Suite 4, Oakland, CA 94619	401,651.925		5.01%

	Administrative Class
**	Bear Stearns Securities Corp. For Benefit of its Customer, 1 Metrotech Ctr N, Brooklyn, NY 11201-3870	129,754.682	*	73.00%
**	Bear Stearns Securities Corp. For Benefit of its Customer, 1 Metrotech Ctr N, Brooklyn, NY 11201-3870	12,976.120		7.30%
**	Bear Stearns Securities Corp. For Benefit of its Customer, 1 Metrotech Ctr N, Brooklyn, NY 11201-3870	12,944.201		7.28%
**	Bear Stearns Securities Corp. For Benefit of its Customer, 1 Metrotech Ctr N, Brooklyn, NY 11201-3870	11,338.860		6.38%

	Class A
**	MLPF&S For the Sole Benefit of its Customers, 4800 Deer Lake Drive E Fl 3, Jacksonville, FL 32246-6484	558,926.329		12.32%
**	Citigroup Global Markets, Inc. for Benefit of its Customer, 7th Floor, 333 West 34th Street, New York, NY 10001-2483	368,710.900		8.13%
**	Wells Fargo Investments LLC For Benefit of its Customer, 608 Second Avenue South 8th Fl, Minneapolis, MN 55402	242,309.411		5.34%

	Class D
**	Charles Schwab & Co. Inc. Special Custody Account for the Exclusive Benefit of Our Customers, 101 Montgomery Street, San Francisco, CA 94104-4122	193,831.272	*	55.25%
**	Wells Fargo Bank NA For Benefit of its Customer, P.O. Box 1533, Minneapolis, MN 55480	150,000.000	*	42.75%

	California Municipal Bond Fund
	Institutional Class
	James F. & Pamela B. Muzzy, c/o PIMCO, 840 Newport Center Drive Suite 100, Newport Beach, CA 92660	600,977.117	*	55.79%
	Chris and Sheri Dialynas, c/o PIMCO, 840 Newport Center Drive Suite 100, Newport Beach, CA 92660	165,444.021		15.36%
	State Street Corp. as Custodian for Ian & Helen Smith Revocable Trust, 801 Pennsylvania, Kansas City, MO 64105	151,113.947		14.03%
	State Street Corp. as Custodian for for Brian Stern & Debbie Stern JT TEN, Attn: Trust Operations, 801 Pennsylvania, Kansas City MO 64105	69,399.993		6.44%
	State Street Bank & Trust Co as Custodian for Jason Solomon Stern Revocable Trust, 801 Pennsylvania Ave., Kansas City, MO 64105-1307	61,846.938		5.74%

	Administrative Class
	Allianz Global Investors of America L.P., 888 San Clemente Drive Suite 100, Newport Beach, CA 92660	1,085.233	*	100.00%

	Class A
	UBS Financial Services, Inc. FBO Harry R. Johnson Farms, P.O. Box 51790, Pacific Grove, CA 93950-6790	95,969.290		17.53%
**	MLPF&S For the Sole Benefit of its Customers, 4800 Deer Lake Drive E Fl 3, Jacksonville, FL 32246-6484	54,837.307		10.02%
	Dain Rauscher Inc. FBO Leroy H Huemoeller & Lois I Huemoeller CO-TTEES Leroy & Lois Huemoeller LVG TR, 250 Westridge Dr.,	28,415.327		5.19%

	Class D
**	Ameritrade Inc. For Benefit of its Customer, P.O. Box 2226, Omaha, NE 68103-2226	8,055.431	*	67.62%
**	Ameritrade Inc. For Benefit of its Customer, P.O. Box 2226, Omaha, NE 68103-2226	1,892.148		15.88%
**	National Investor Services Corp. for Exclusive Benefit of Our Customers, 55 Water Street 32nd Floor, New York, NY 10041	1,030.879		8.65%
	Scottrade, Inc. FBO Vincent Donald Lepore Jr., P.O. Box 31759, St. Louis, MO 63131-0759	964.251		8.09%

	CommodityRealReturn Strategy Fund
	Institutional Class

100

**	Charles Schwab & Co. Inc. Special Custody Account for the Exclusive Benefit of Our Customers, 101 Montgomery Street, San Francisco, CA 94104	67,824,223.134		23.83%
**	NFS For Exclusive Benefit of Our Customers, 200 Liberty Street, New York, NY 10281	38,266,475.820		13.44%
	All Asset Fund Portfolio, 840 Newport Center Drive Ste 100, Newport Beach. CA 92660	36,820,635.893		12.94%

	Administrative Class
**	NFS For Exclusive Benefit of Our Customers, 200 Liberty Street, New York, NY 10281	2,663,481.070	*	51.14%
	THE Anschutz Foundation, 1727 Tremont Pl., Denver, CO 80202-4006	1,456,885.347	*	27.97%

	Class A
**	MLPF&S For the Sole Benefit of its Customers, 4800 Deer Lake Drive E Fl 3, Jacksonville, FL 32246-6484	28,465,856.730		21.44%
**	Citigroup Global Markets, Inc. for Benefit of its Customer, 7th Floor, 333 West 34th Street, New York, NY 10001-2483	11,730,133.992		8.84%

	Class B
**	MLPF&S For the Sole Benefit of its Customers, 4800 Deer Lake Drive E Fl 3, Jacksonville, FL 32246-6484	3,071,047.873		16.39%
**	Citigroup Global Markets, Inc. for Benefit of its Customer, 7th Floor, 333 West 34th Street, New York, NY 10001-2483	2,517,707.801		13.43%
**	Morgan Stanley For the Benefit of its Customers, 3 Harborside Plaza 6th Fl., Jersey City, NJ 07311	2,108,987.231		11.25%

	Class C
**	MLPF&S For the Sole Benefit of its Customers, 4800 Deer Lake Drive E Fl 3, Jacksonville, FL 32246-6484	19,218,357.122		23.12%
**	Citigroup Global Markets, Inc. for Benefit of its Customer, 7th Floor, 333 West 34th Street, New York, NY 10001-2483	14,849,516.695		17.87%
**	Morgan Stanley For the Benefit of its Customers, 3 Harborside Plaza 6th Fl., Jersey City, NJ 07311	4,376,811.749		5.27%

	Class D
**	Charles Schwab & Co. Inc. Special Custody Account for the Exclusive Benefit of Our Customers, 101 Montgomery Street, San Francisco, CA 94104-4122	32,412,619.157	*	42.08%

	Convertible Fund
	Institutional Class
	All Asset Fund Portfolio, 840 Newport Center Drive Ste 100, Newport Beach. CA 92660	3,393,203.864	*	79.70%

	Administrative Class
	Allianz Global Investors of America L.P., 888 San Clemente Drive Suite 100, Newport Beach, CA 92660	868.564	*	100.00%

	Developing Local Markets Fund
	Institutional Class
	All Asset Fund Portfolio, 840 Newport Center Drive Ste 100, Newport Beach. CA 92660	20,352,733.070	*	96.27%

	Class A
	Allianz Global Investors of America L.P., 888 San Clemente Drive Ste 100, Newport Beach, CA 92660	1,001.379	*	50.19%
	First Clearing, LLC FBO Ballan Family Living TR TRUST Gerald Ballan TTEE, 2576 Eagle Run Lane, Weston, FL 33327-1528	995.069	*	49.88%

	Class C
	Allianz Global Investors of America L.P., 888 San Clemente Drive Ste 100, Newport Beach, CA 92660	1,000.805	*	100.00%

	Class D
	Allianz Global Investors of America L.P., 888 San Clemente Drive Ste 100, Newport Beach, CA 92660	1,001.429	*	100.00%

	Diversified Income Fund
	Institutional Class
**	Charles Schwab & Co. Inc. Special Custody Account for the Exclusive Benefit of Our Customers, 101 Montgomery Street, San Francisco, CA 94104	37,371,830.830	*	38.99%
**	NFS For Exclusive Benefit of Our Customers, 200 Liberty Street, New York, NY 10281	9,043,124.510		9.43%
**	Mac & Co. For Benefit of its Customer, Attn Mutual Fund Ops-TC, P.O. Box 3198, 525 William Penn Place, Pittsburgh, PA 15230-3198	5,161,991.186		5.39%
	Supperannuation Funds Mgmt Corp of S Australia Trading as Funds SA, Level 3 63 Pirie Street, Adelaide, South Australia 5000, Australia	4,956,808.742		5.17%

	Administrative Class
**	New York Life Trust Company, 169 Lackawanna Ave., Parsippany, NJ 07054	249,518.434	*	74.61%
	JP Morgan Chase Bank Cust FBO Dickinson Wright PLLC Target Benefit Plan (Lifestyle Fund), 9300 Ward PKWY, Kansas City, MO 64114-3317	62,077.787		18.56%
	JP Morgan Chase Bank Cust FBO Dickinson Wright PLLC, 9300 Ward PKWY, Kansas City, MO 64114-3317	24,155.315		7.22%

	Class A
**	MLPF&S For the Sole Benefit of its Customers, 4800 Deer Lake Drive E Fl 3, Jacksonville, FL 32246-6484	286,006.275		6.05%

101

		Shares Beneficially Owned		Percentage of Class
	Class B
**	MLPF&S For the Sole Benefit of its Customers, 4800 Deer Lake Drive E Fl 3, Jacksonville, FL 32246-6484	191,186.985		10.83%

	Class C
**	MLPF&S For the Sole Benefit of its Customers, 4800 Deer Lake Drive E Fl 3, Jacksonville, FL 32246-6484	597,245.690		10.14%

	Class D
**	Charles Schwab & Co. Inc. Special Custody Account for the Exclusive Benefit of Our Customers, 101 Montgomery Street, San Francisco, CA 94104-4122	1,944,930.290		73.38%

	Emerging Markets Bond Fund
	Institutional Class
	All Asset Fund Portfolio, 840 Newport Center Drive Ste 100, Newport Beach, CA 92660	90,269,925.005	*	53.21%
**	Charles Schwab & Co. Inc. Special Custody Account for the Exclusive Benefit of Our Customers, 101 Montgomery Street, San Francisco, CA 94104	20,711,214.979		12.21%
**	NFS For Exclusive Benefit of Our Customers, 200 Liberty Street, New York, NY 10281	11,196,632.917		6.60%

	Administrative Class
**	NFS For Exclusive Benefit of Our Customers, 200 Liberty Street, New York, NY 10281	1,202,983.119	*	64.96%
**	National Investor Services Corp for Exclusive Benefit of Our Customers, 55 Water Street 32nd Floor, New York, NY 10041	144,324.656		7.79%
**	Robert W Baird & Co. Inc For Benefit of its Customers, 777 E Wisconsin Ave., Milwaukee, WI 53202-5300	92,972.951		5.02%

	Class A
**	MLPF&S For the Sole Benefit of its Customers, 4800 Deer Lake Drive E Fl 3, Jacksonville, FL 32246-6484	2,730,507.816		10.70%
**	Citigroup Global Markets, Inc. for Benefit of its Customer, 7th Floor, 333 West 34th Street, New York, NY 10001-2483	1,433,665.601		5.62%

	Class B
**	Morgan Stanley For the Benefit of its Customers, 3 Harborside Plaza 6th Fl., Jersey City, NJ 07311	846,821.477		12.62%
**	MLPF&S For the Sole Benefit of its Customers, 4800 Deer Lake Drive E Fl 3, Jacksonville, FL 32246-6484	605,891.905		9.03%
**	Citigroup Global Markets, Inc. for Benefit of its Customer, 7th Floor, 333 West 34th Street, New York, NY 10001-2483	368,073.381		5.49%

	Class C
**	MLPF&S For the Sole Benefit of its Customers, 4800 Deer Lake Drive E Fl 3, Jacksonville, FL 32246-6484	2,212,840.070		16.45%
**	Citigroup Global Markets, Inc. for Benefit of its Customer, 7th Floor, 333 West 34th Street, New York, NY 10001-2483	2,179,788.654		16.20%
**	Morgan Stanley For the Benefit of its Customers, 3 Harborside Plaza 6th Fl., Jersey City, NJ 07311	706,907.324		5.25%

	Class D
**	Charles Schwab & Co. Inc. Special Custody Account for the Exclusive Benefit of Our Customers, 101 Montgomery Street, San Francisco, CA 94104-4122	10,607,727.720	*	55.99%

	European Convertible Fund
	Institutional Class
	All Asset Fund Portfolio, 840 Newport Center Drive Ste 100, Newport Beach. CA 92660	5,078,385.705	*	94.63%

	European StocksPLUS Total Return Strategy Fund
	Institutional Class
	Allianz Global Investors of America L.P., 888 San Clemente Drive Suite 100, Newport Beach, CA 92660	351,825.966	*	100.00%

	Far East (ex-Japan) StocksPLUS Total Return Strategy Fund
	Institutional Class
	Allianz Global Investors of America L.P., 888 San Clemente Drive Suite 100, Newport Beach, CA 92660	276,676.233	*	74.72%
	All Asset All Authority Fund Portfolio, 840 Newport Center Drive Ste 100, Newport Beach, CA 92660	57,694.599		15.58%
	PIMCO Partners LLC 2004 Partnership, 840 Newport Center Drive Ste 100, Newport Beach, CA 92660	35,914.231		9.70%

	Floating Income Fund
	Institutional Class
	All Asset Fund Portfolio, 840 Newport Center Drive Ste 100, Newport Beach. CA 92660	86,155,071.368	*	78.43%
**	Charles Schwab & Co. Inc. Special Custody Account for the Exclusive Benefit of Our Customers, 101 Montgomery Street, San Francisco, CA 94104	9,117,393.551		8.30%

	Class A
**	MLPF&S For the Sole Benefit of its Customers, 4800 Deer Lake Drive E Fl 3, Jacksonville, FL 32246-6484	1,378,442.481		8.04%

	Class C
**	Morgan Stanley For the Benefit of its Customers, 3 Harborside Plaza 6th Fl., Jersey City, NJ 07311	319,124.878		8.87%

102

		Shares Beneficially Owned		Percentage of Class
**	MLPF&S For the Sole Benefit of its Customers, 4800 Deer Lake Drive E Fl 3, Jacksonville, FL 32246-6484	304,237.043		8.45%

	Class D
**	Charles Schwab & Co. Inc. Special Custody Account for the Exclusive Benefit of Our Customers, 101 Montgomery Street, San Francisco, CA 94104-4122	3,217,905.833	*	74.31%

	Foreign Bond (Unhedged) Fund
	Institutional Class
	All Asset Fund Portfolio, 840 Newport Center Drive Ste 100, Newport Beach. CA 92660	44,268,617.422	*	40.51%
**	Charles Schwab & Co. Inc. Special Custody Account for the Exclusive Benefit of Our Customers, 101 Montgomery Street, San Francisco, CA 94104	30,445,404.665	*	27.86%
**	NFS For Exclusive Benefit of Our Customers, 200 Liberty Street, New York, NY 10281	7,229,299.790		6.62%

	Class A
**	MLPF&S For the Sole Benefit of its Customers, 4800 Deer Lake Drive E Fl 3, Jacksonville, FL 32246-6484	1,867,788.085		9.82%
**	Citigroup Global Markets, Inc. for Benefit of its Customer, 7th Floor, 333 West 34th Street, New York, NY 10001-2483	1,143,334.216		6.01%

	Class C
**	MLPF&S For the Sole Benefit of its Customers, 4800 Deer Lake Drive E Fl 3, Jacksonville, FL 32246-6484	1,538,853.903		18.31%
**	Citigroup Global Markets, Inc. for Benefit of its Customer, 7th Floor, 333 West 34th Street, New York, NY 10001-2483	1,225,670.124		14.58%

	Class D
**	Charles Schwab & Co. Inc. Special Custody Account for the Exclusive Benefit of Our Customers, 101 Montgomery Street, San Francisco, CA 94104-4122	4,229,547.698	*	48.74%

	Foreign Bond (U.S. Dollar-Hedged) Fund
	Institutional Class
**	Charles Schwab & Co. Inc. Special Custody Account for the Exclusive Benefit of Our Customers, 101 Montgomery Street, San Francisco, CA 94104	54,985,243.792	*	39.91%
**	LPL FBO LPL Customers, Attn Mutual Fund Operations, P.O. Box 509046, San Diego, CA 92150-9046	12,646,139.532		9.18%
**	NFS For Exclusive Benefit of Our Customers, 200 Liberty Street, New York, NY 10281	12,355,107.965		8.97%
**	National Investors Services Corp. for the Exclusive Benefit of Our Customers, 55 Water Street, 32nd Floor, New York, NY 10041-3299	9,368,306.424		6.80%
**	FTC & Co., Attn: DATAlynx House Account, P.O. Box 173736, Denver, CO 80217	8,533,253.213		6.19%

	Administrative Class
**	NFS For Exclusive Benefit of Our Customers, 200 Liberty Street, New York, NY 10281	1,448,196.207	*	28.90%
**	HUBCO, Regions Financial Corp., Attn: Trust Operations, 14th Floor, P.O. Box 830688, Birmingham, AL 35283-0688	1,186,501.973		23.68%
**	PFPC Wrap Services FBO Neuberger Berman, 760 Moore Road, King of Prussia, PA 19406	482,341.865		9.63%
**	State Street Bank & Trust For Benefit of its Customer, 1776 Heritage Dr., North Quincy, MA 02171-2119	427,065.305		8.52%
**	ISTCO, P.O. Box 523, Belleville, IL 62222-0523	376,857.000		7.52%
**	Resources Trust Company for the Exclusive Benefit of the Customers of IMS, P.O. Box 3865, Englewood, CO 80155-3865	266,332.038		5.31%

	Class A
**	Prudential Investments MGTS Service For Benefit of its Customers, 100 Mulberry Street, Newark, NJ 07102	3,035,124.150		10.60%

	Class B
**	Morgan Stanley For the Benefit of its Customers, 3 Harborside Plaza 6th Fl., Jersey City, NJ 07311	364,489.682		7.95%
**	MLPF&S For the Sole Benefit of its Customers, 4800 Deer Lake Drive E Fl 3, Jacksonville, FL 32246-6484	323,877.250		7.06%
**	Citigroup Global Markets, Inc. for Benefit of its Customer, 7th Floor, 333 West 34th Street, New York, NY 10001-2483	255,898.965		5.58%

	Class C
**	Citigroup Global Markets, Inc. for Benefit of its Customer, 7th Floor, 333 West 34th Street, New York, NY 10001-2483	816,906.975		9.08%
**	MLPF&S For the Sole Benefit of its Customers, 4800 Deer Lake Drive E Fl 3, Jacksonville, FL 32246-6484	561,979.989		6.25%

	Class D
**	Charles Schwab & Co. Inc. Special Custody Account for the Exclusive Benefit of Our Customers, 101 Montgomery Street, San Francisco, CA 94104-4122	15,552,639.112		58.73%

	Class R
	Comerica Bank FBO Rexel, Inc., 411 W Lafayette Blvd., Detroit, MI 48226	59,521.363		54.43%
**	MCB Trust Services as Agent For Frontier Trust Co. As Trustee A.M. Cohron & Son, Inc. Savings & I, 700 17th Street Suite 300, Denver, CO 80202	8,480.241		7.76%

103

		Shares Beneficially Owned		Percentage of Class
	Fundamental IndexPLUS Fund
	Institutional Class
	All Asset Fund Portfolio, 840 Newport Center Drive Ste 100, Newport Beach. CA 92660	4,186,301.029	*	97.82%

	Administrative Class
	Allianz Global Investors of America L.P., 888 San Clemente Drive Suite 100, Newport Beach, CA 92660	1,000.000	*	100.00%

	Fundamental IndexPLUS Total Return Fund
	Institutional Class
	All Asset Fund Portfolio, 840 Newport Center Drive Ste 100, Newport Beach. CA 92660	16,661,483.727	*	96.85%

	Administrative Class
	Allianz Global Investors of America L.P., 888 San Clemente Drive Suite 100, Newport Beach, CA 92660	1,000.000	*	100.00%

	Class A
	Allianz Global Investors of America L.P., 888 San Clemente Drive Ste 100, Newport Beach, CA 92660	1,000.000	*	100.00%

	Class C
	Allianz Global Investors of America L.P., 888 San Clemente Drive Ste 100, Newport Beach, CA 92660	1,000.000	*	100.00%

	Class D
	Allianz Global Investors of America L.P., 888 San Clemente Drive Ste 100, Newport Beach, CA 92660	1,000.000	*	100.00%

	Global Bond (Unhedged) Fund
	Institutional Class
**	Charles Schwab & Co. Inc. Special Custody Account for the Exclusive Benefit of Our Customers, 101 Montgomery Street, San Francisco, CA 94104	33,760,243.518	*	26.96%
**	NFS For Exclusive Benefit of Our Customers, 200 Liberty Street, New York, NY 10281	16,637,054.718		13.29%
	Blue Cross & Blue Shield of Massachusetts HMO Blue Inc., Landmark Center, 401 Park Drive, Boston, MA 02115	11,128,242.715		8.89%
	Blue Cross Blue Shield of Massachusetts Inc. - Indemnity, Treasury Department 01/07, Landmark Center, 401 Park Drive, Boston, MA 02215	9,822,659.881		7.85%

	Administrative Class
**	John Hancock Life Insurance Company (USA), US SRS SEG Funds/Accounting, 200 Bloor St East, Toronto Ontario M4W 1E5, Canada	31,327,678.448	*	82.58%
**	NFS For Exclusive Benefit of Our Customers, 200 Liberty Street, New York, NY 10281	6,211,673.081		16.37%

	Global Bond (U.S. Dollar-Hedged) Fund
	Institutional Class
	State Street Bank & Trust as Trustee for Goldman Sach’s 401(K) Plan, 105 Rosemont Avenue, Westwood, PA 02090	5,298,368.450	*	37.34%
**	NFS For Exclusive Benefit of Our Customers, 200 Liberty Street, New York, NY 10281	2,080,754.062		14.67%
	Citigroup Private Bank FBO Weil, Gotshal & Manges Partnet Pension, 120 Broadway, 2nd Floor/Zone 2, New York, NY 10271	1,571,340.766		11.08%
**	Mac & Co. For Benefit of its Customer, Attn Mutual Fund Ops-TC, P.O. Box 3198, 525 William Penn Place, Pittsburgh, PA 15230-3198	1,032,987.886		7.28%
**	Mac & Co. For Benefit of its Customer, Attn Mutual Fund Ops-TC, P.O. Box 3198, 525 William Penn Place, Pittsburgh, PA 15230-3198	950,463.418		6.70%
	Citigroup Private Bank FBO Weil, Gotshal & Manges Partnet Pension, 120 Broadway, 2nd Floor/Zone 2, New York, NY 10271	713,164.120		5.03%

	Administrative Class
	Allianz Global Investors of America L.P., 888 San Clemente Drive Suite 100, Newport Beach, CA 92660	1,078.465	*	99.77%

	Class A
**	MLPF&S For the Sole Benefit of its Customers, 4800 Deer Lake Drive E Fl 3, Jacksonville, FL 32246-6484	212,590.085		9.17%
**	Citigroup Global Markets, Inc. for Benefit of its Customer, 7th Floor, 333 West 34th Street, New York, NY 10001-2483	162,196.953		7.00%

	Class B
**	MLPF&S For the Sole Benefit of its Customers, 4800 Deer Lake Drive E Fl 3, Jacksonville, FL 32246-6484	97,972.084		9.59%
**	Citigroup Global Markets, Inc. for Benefit of its Customer, 7th Floor, 333 West 34th Street, New York, NY 10001-2483	82,134.677		8.04%
**	Morgan Stanley For the Benefit of its Customers, 3 Harborside Plaza 6th Fl., Jersey City, NJ 07311	52,985.990		5.19%

	Class C
**	MLPF&S For the Sole Benefit of its Customers, 4800 Deer Lake Drive E Fl 3, Jacksonville, FL 32246-6484	256,961.088		13.69%

	GNMA Fund

104

		Shares Beneficially Owned		Percentage of Class
	Institutional Class
	All Asset Fund Portfolio, 840 Newport Center Drive Ste 100, Newport Beach, CA 92660	31,447,957.402	*	88.81%

	Class A
**	Citigroup Global Markets, Inc. for Benefit of its Customer, 7th Floor, 333 West 34th Street, New York, NY 10001-2483	869,199.179		13.24%
**	MLPF&S For the Sole Benefit of its Customers, 4800 Deer Lake Drive E Fl 3, Jacksonville, FL 32246-6484	456,397.965		6.95%
**	Morgan Stanley For the Benefit of its Customers, 3 Harborside Plaza 6th Fl., Jersey City, NJ 07311	404,327.289		6.16%

	Class B
**	MLPF&S For the Sole Benefit of its Customers, 4800 Deer Lake Drive E Fl 3, Jacksonville, FL 32246-6484	315,471.189		8.00%

	Class C
**	MLPF&S For the Sole Benefit of its Customers, 4800 Deer Lake Drive E Fl 3, Jacksonville, FL 32246-6484	431,456.914		10.17%
**	Citigroup Global Markets, Inc. for Benefit of its Customer, 7th Floor, 333 West 34th Street, New York, NY 10001-2483	314,961.271		7.42%

	Class D
**	National Investor Services Corp. for Exclusive Benefit of Our Customers, 55 Water Street 32nd Floor, New York, NY 10041	50,896.798		6.73%
**	FTC & Co For Benefit of its Customer, P.O. Box 173736, Denver, CO 80217-3736	39,473.106		5.22%

	High Yield Fund
	Institutional Class
	All Asset Fund Portfolio, 840 Newport Center Drive Ste 100, Newport Beach, CA 92660	74,648,091.649		21.89%
**	Charles Schwab & Co. Inc. Special Custody Account for the Exclusive Benefit of Our Customers, 101 Montgomery Street, San Francisco, CA 94104	56,918,860.013		16.69%
**	NFS For Exclusive Benefit of Our Customers, 200 Liberty Street, New York, NY 10281	28,291,891.235		8.30%
**	Mac & Co. For Benefit of its Customer, Attn Mutual Fund Ops-TC, P.O. Box 3198, 525 William Penn Place, Pittsburgh, PA 15230-3198	19,915,348.538		5.84%

	Administrative Class
**	NFS For Exclusive Benefit of Our Customers, 200 Liberty Street, New York, NY 10281	54,614,972.992	*	75.34%

	Class A
**	MLPF&S For the Sole Benefit of its Customers, 4800 Deer Lake Drive E Fl 3, Jacksonville, FL 32246-6484	7,407,540.382		7.52%
**	Morgan Stanley For the Benefit of its Customers, 3 Harborside Plaza 6th Fl., Jersey City, NJ 07311	5,212,462.673		5.29%

	Class B
**	MLPF&S For the Sole Benefit of its Customers, 4800 Deer Lake Drive E Fl 3, Jacksonville, FL 32246-6484	10,107,492.749		16.31%
**	Morgan Stanley For the Benefit of its Customers, 3 Harborside Plaza 6th Fl., Jersey City, NJ 07311	4,967,908.985		8.02%
**	Citigroup Global Markets, Inc. for Benefit of its Customer, 7th Floor, 333 West 34th Street, New York, NY 10001-2483	4,607,197.328		7.44%

	Class C
**	MLPF&S For the Sole Benefit of its Customers, 4800 Deer Lake Drive E Fl 3, Jacksonville, FL 32246-6484	14,723,403.149		17.00%
**	Citigroup Global Markets, Inc. for Benefit of its Customer, 7th Floor, 333 West 34th Street, New York, NY 10001-2483	8,700,940.245		10.04%

	Class D
**	Charles Schwab & Co. Inc. Special Custody Account for the Exclusive Benefit of Our Customers, 101 Montgomery Street, San Francisco, CA 94104-4122	27,030,913.650	*	66.36%
**	Citigroup Global Markets, Inc. for Benefit of its Customer, 7th Floor, 333 West 34th Street, New York, NY 10001-2483	4,712,645.267		11.57%

	Class R
	American United Insurance Co. TTEE Group Retirement Annuity, P.O. BOX 368, Indianapolis, IN 46206-0368	368,674.212	*	34.66%
	Reliance Trust Co. Custodian FBO CTR Holdings 401K Plan, P.O. Box 48529, Atlanta, GA 30362-1529	87,811.455		8.25%
	Reliance Trust Co. Custodian FBO Gold Banc Corp, Inc. Employees 401K Plan, P.O. Box 48529, Atlanta, GA 30362-1529	78,087.531		7.34%
	Scudder Trust Company TTEE FBO Biery Cheese Co. Employees PSP, P.O. Box 1757, Salem, NH 03079-1143	53,880.713		5.06%

	International StocksPLUS Total Return Fund
	Institutional Class
	All Asset Fund Portfolio, 840 Newport Center Drive Ste 100, Newport Beach, CA 92660	8,585,296.661	*	94.09%

	Class A
	UBS Financial Services, Inc. FBO Jeffrey Black and Marcella Black TTEES Black Rev Trust, 2051 Camino Al Lago, Menlo Park, CA 94027-5938	39,828.897		9.60%

	Class B

105

		Shares Beneficially Owned		Percentage of Class
**	MLPF&S For the Sole Benefit of its Customers, 4800 Deer Lake Drive E Fl 3, Jacksonville, FL 32246-6484	65,195.665		19.00%

	Class C
**	MLPF&S For the Sole Benefit of its Customers, 4800 Deer Lake Drive E Fl 3, Jacksonville, FL 32246-6484	18,008.990		5.46%

	Class D
**	Charles Schwab & Co. Inc. Special Custody Account for the Exclusive Benefit of Our Customers, 101 Montgomery Street, San Francisco, CA 94104-4122	40,112.869	*	53.76%
	NFS LLC FEBO David W Greenman, 18800 Von Karman Ave. Ste 100, Irvine, CA 92612	9,115.770		12.22%
	NFSC FEBO Larry M Crawford and Sarah A Crawford TTEE Larry M Crawford Rev Trust, 8804 St. James Place, Highland, IN 46322	4,730.369		6.34%
**	NFSC For Exclusive Benefit of its Customer, 10213 Rue Cannes, San Diego, CA 92131-2258	3,928.760		5.27%

	Investment Grade Corporate Bond Fund
	Institutional Class
	Sheet Metal Workers Local 7 - Zone 1 Pension Fund, 2075 West Big Beaver, Suite 700, Troy, MI 48084	988,114.298	*	36.99%
**	Charles Schwab & Co. Inc. Special Custody Account for the Exclusive Benefit of Our Customers, 101 Montgomery Street, San Francisco, CA 94104	639,964.473		23.96%
**	US Trust Company NA FBO Rede & Co., 4380 SW Macadam Ste 450, Portland, OR 97239	311,190.972		11.65%
**	Transco & Co., P.O. Box 48698, 105 N Main Street, Wichita, KS 67202-1412	219,001.965		8.20%
**	NFS For Exclusive Benefit of Our Customers, 200 Liberty Street, New York, NY 10281	152,927.638		5.73%

	Administrative Class
**	Wells Fargo Bank NA FBO Retirement Plan Services 990, P.O. Box 1533, Minneapolis, MN 55480-1533	91,599.419	*	100.00%

	Class A
	First Clearing, LLC FBO J Norman Brown GRDN CONS EST Buffy Brantley, P.O. Box 370, Forest, MS 39074-0370	33,886.604		8.97%
	Tomah Memorial Hospital, Inc., 321 Butts Ave., Tomah, WI 54660	22,426.742		5.94%

	Class C
**	Bear Stearns Securities Corp. For Benefit of its Customer, 1 Metrotech Ctr N, Brooklyn, NY 11201-3859	47,838.104		20.27%
**	Bear Stearns Securities Corp. For Benefit of its Customer, 1 Metrotech Ctr N, Brooklyn, NY 11201-3859	19,007.564		8.05%
**	Bear Stearns Securities Corp. For Benefit of its Customer, 1 Metrotech Ctr N, Brooklyn, NY 11201-3859	18,957.346		8.03%

	Class D
**	Pershing LLC, P. O. Box 2052, Jersey City, NJ 07303-9998	96,902.528	*	43.85%
	Strafe & Co. FAO Edwin & Wilma Parker FAM Foundation, P.O. Box 160, Westerville, OH 43086	2,402.413		10.97%
	NFS LLC FEBO FMT Co. Custodian IRA Rollover FBO Leonard F Dolan, 16 Howard St., Weham, MA 01984	1,925.808		8.79%
	RBC Dain Rauscher Custodian Willie Jones IRA, 3551 Castano Drive, Dayton, OH 45416-1103	1,682.122		7.68%
**	NFSC For Exclusive Benefit of its Customer, 751 E Reno Ave. Apt 208, Las Vegas, NV 89119	1,412.429		6.45%

	Japanese StocksPLUS Total Return Strategy Fund
	Institutional Class
	All Asset All Authority Fund Portfolio, 840 Newport Center Drive Ste 100, Newport Beach, CA 92660	235,094.888	*	47.26%
	Allianz Global Investors of America L.P., 888 San Clemente Drive Suite 100, Newport Beach, CA 92660	178,211.447	*	35.83%
	PIMCO Partners LLC 2004 Partnership, 840 Newport Center Drive Ste 100, Newport Beach, CA 92660	84,122.287		16.91%

	Long Term U.S. Government Fund
	Institutional Class
**	NFS For Exclusive Benefit of Our Customers, 200 Liberty Street, New York, NY 10281	8,096,974.332		15.52%
	Northern Trust Co. TTEE FBO Johnson Diversey Master Retirement A/C, P.O. Box 92956, Chicago, IL 60675-2956	5,855,362.200		11.22%
	State Street Bank and Trust Company as Trustee for the Syngenta Corporation Pension Plan, 125 Sunnyknoll Court, Winston-Salem, NC 27106	4,741,206.167		9.09%
**	Wendel & Co. For Benefit of its Customer, c/o The Bank of New York, P.O. Box 1066, Wall Street Station, New York, NY 10268	4,472,664.895		8.57%
	The Northern Trust Company FBO Allianz DC Plan - Master Trust, P.O. Box 92956, Chicago, IL 60675	4,112,218.828		7.88%
**	Mac & Co. For Benefit of its Customer, Attn Mutual Fund Ops-TC, P.O. Box 3198, 525 William Penn Place, Pittsburgh, PA 15230-3198	3,552,530.964		6.81%
	Avon Products, Inc., 1345 Avenue of the Americas 28th Floor, New York, NY 10105	3,368,603.228		6.46%
	MEA-MESSA-MEDNA-MEA Financial Services Staff Retirement Plan, 1216 Kendale Blvd, East Lansing, MI 48823	2,699,764.067		5.18%

	Administrative Class
**	NFS For Exclusive Benefit of Our Customers, 200 Liberty Street, New York, NY 10281	9,417,781.111	*	84.18%
	State Street Bank & Trust Company TTEE FBO Southern California Edison Stock Savings Plus Plan, P.O. Box 351, Boston, MA 02101-0351	1,315,665.593		11.76%

	Class A
**	MLPF&S For the Sole Benefit of its Customers, 4800 Deer Lake Drive E Fl 3, Jacksonville, FL 32246-6484	847,872.417		7.13%

106

		Shares Beneficially Owned		Percentage of Class
	Class B
**	MLPF&S For the Sole Benefit of its Customers, 4800 Deer Lake Drive E Fl 3, Jacksonville, FL 32246-6484	735,668.507		13.86%
**	Citigroup Global Markets, Inc. for Benefit of its Customer, 7th Floor, 333 West 34th Street, New York, NY 10001-2483	457,141.667		8.62%
**	Morgan Stanley For the Benefit of its Customers, 3 Harborside Plaza 6th Fl., Jersey City, NJ 07311	338,138.902		6.37%

	Class C
**	MLPF&S For the Sole Benefit of its Customers, 4800 Deer Lake Drive E Fl 3, Jacksonville, FL 32246-6484	571,424.507		15.01%
**	Citigroup Global Markets, Inc. for Benefit of its Customer, 7th Floor, 333 West 34th Street, New York, NY 10001-2483	287,610.601		7.56%

	Low Duration Fund
	Institutional Class
**	Charles Schwab & Co. Inc. Special Custody Account for the Exclusive Benefit of Our Customers, 101 Montgomery Street, San Francisco, CA 94104	148,112,156.748		16.05%
**	NFS For Exclusive Benefit of Our Customers, 200 Liberty Street, New York, NY 10281	98,651,957.233		10.69%
	MLTC of America FBO DuPont Savings & Investment Plan, 300 Davidson Avenue, Somerset, NJ 08873	61,874,909.221		6.71%

	Administrative Class
**	NFS For Exclusive Benefit of Our Customers, 200 Liberty Street, New York, NY 10281	17,885,943.592	*	50.64%
	ISTCO For PH&H Partnership, P.O. Box 523, Belleville, IL 62222-0523	2,981,719.780		8.44%
	Union Bank TR Nominee FBO SelectBenefit Omnibus Account, P.O. Box 85484, San Diego, CA 92186-5484	2,241,314.119		6.35%

	Class A
**	Morgan Stanley For the Benefit of its Customers, 3 Harborside Plaza 6th Fl., Jersey City, NJ 07311	35,449,030.919		19.72%
**	MLPF&S For the Sole Benefit of its Customers, 4800 Deer Lake Drive E Fl 3, Jacksonville, FL 32246-6484	15,167,308.317		8.44%

	Class B
**	MLPF&S For the Sole Benefit of its Customers, 4800 Deer Lake Drive E Fl 3, Jacksonville, FL 32246-6484	7,818,774.326		18.84%
**	Morgan Stanley For the Benefit of its Customers, 3 Harborside Plaza 6th Fl., Jersey City, NJ 07311	3,506,779.089		8.45%
**	Citigroup Global Markets, Inc. for Benefit of its Customer, 7th Floor, 333 West 34th Street, New York, NY 10001-2483	2,829,782.434		6.82%

	Class C
**	MLPF&S For the Sole Benefit of its Customers, 4800 Deer Lake Drive E Fl 3, Jacksonville, FL 32246-6484	21,597,907.137	*	25.49%
**	Citigroup Global Markets, Inc. for Benefit of its Customer, 7th Floor, 333 West 34th Street, New York, NY 10001-2483	5,889,068.747		6.95%
**	Morgan Stanley For the Benefit of its Customers, 3 Harborside Plaza 6th Fl., Jersey City, NJ 07311	4,766,151.479		5.63%

	Class D
**	Charles Schwab & Co. Inc. Special Custody Account for the Exclusive Benefit of Our Customers, 101 Montgomery Street, San Francisco, CA 94104-4122	41,273,631.433	*	62.23%

	Class R
	AST Trust Co. TTEE FBO Goods Store, Inc. PSP Plan, 2390 East Camelback Road Ste 240, Phoenix, AZ 85016-3474	80,875.148		14.50%
**	Morgan Keegan & Company, Inc. For Benefit of its Customer, 50 North Front Street, Memphis, TN 38103	67,203.977		12.05%
	Reliance Trust Co. Custodian FBO CTR Holdings 401K Plan, P.O. Box 48529, Atlanta, GA 30362-1529	57,037.264		10.23%
	BISYS Retirement Services FBO CGC Salary Savings Plan, 700 17th Street Suite 300, Denver, CO 80202	29,414.385		5.28%
	MCB Trust Services as Agent for Frontier Trust Co as Trustee Jaeger Lumber Profit Sharing/401(K), 700 17th Street Suite 300, Denver, CO 80202	28,296.353		5.07%

	Low Duration II Fund
	Institutional Class
**	Charles Schwab & Co. Inc. Special Custody Account for the Exclusive Benefit of Our Customers, 101 Montgomery Street, San Francisco, CA 94104	6,586,090.005		10.29%
	Marshall & Ilsley Trust Co. FBO SRP NUC DECOMM TR, 1000 N Water Street, Milwaukee, WI 53202-6648	6,258,931.565		9.77%
**	NFS For Exclusive Benefit of Our Customers, 200 Liberty Street, New York, NY 10281	5,561,495.287		8.69%
**	Mac & Co. For Benefit of its Customer, Attn Mutual Fund Ops-TC, P.O. Box 3198, 525 William Penn Place, Pittsburgh, PA 15230-3198	4,682,573.471		7.31%
	Trustees of Phillips Academy, 180 Main Street, Andover, MA 01810	4,050,314.751		6.33%

	Administrative Class
	Onedun C/O First American Bank, 218 W Main Street, Dundee, IL 60118	141,513.674	*	58.20%
**	NFS For Exclusive Benefit of Our Customers, 200 Liberty Street, New York, NY 10281	92,459.234	*	38.02%

	Low Duration III Fund
	Institutional Class
	Sisters of St Joseph, 3427 Gull Road, P.O. Box 13, Nazareth, MI 49074-0013	1,833,102.777		17.03%

107

		Shares Beneficially Owned		Percentage of Class
	Northern Trust Co. Cust FBO St Marys, P.O. Box 92956, Chicago, IL 60675-2956	1,219,816.090		11.33%
**	Post & Co. For Benefit of its Customer, 1 Wall Street Station Fl 6, New York, NY 10005-2500	1,097,709.801		10.20%
**	UMBSC & Co. For Benefit of its Customers, P.O. Box 419260, Kansas City, MO 64141-6260	1,063,601.715		9.88%

	Administrative Class
	Pacific Investment Management Company, 888 San Clemente Drive Suite 100, Newport Beach, CA 92660-6367	1,323.548	*	80.71%
	AIG Federal Savings Bank Cust FBO Community Care Partners Savings and Retirement Plan, 2929 Allen Pkwy, Houston, TX 77019-7100	320.308		19.53%

	Moderate Duration Fund
	Institutional Class
**	NFS For Exclusive Benefit of Our Customers, 200 Liberty Street, New York, NY 10281	21,748,137.050		11.28%
	Northern Trust Company TTEE FBO Freescale Semiconductor Inc. 401(k) Plan, P.O.Box 92994, Chicago, IL 60675-2994	12,793,389.325		6.64%
	The Northern Trust Co. as TTEE FBO Accenture PS and 401K Tr Pl-DV, P.O. Box 92994, Chicago, IL 60675	10,919,702.768		5.67%

	Money Market Fund
	Institutional Class
**	Charles Schwab & Co. Inc. Special Custody Account for the Exclusive Benefit of Our Customers, 101 Montgomery Street, San Francisco, CA 94104	39,900,630.060	*	31.91%
	State Street Bank and Trust as Custodian for South Dakota Higher Education Savings Trust 14-18 years, Attn: Trust Operations, 801 Pennsylvania, Kansas City, MO 64105	12,241,164.980		9.79%
	Wells Fargo Bank NA FBO Marin Community Foundation, P.O. Box 1533, Minneapolis, MN 55480	11,242,638.170		8.99%
	Uniroyal Holding Inc., 70 Great Hill Road, Naugatuck, CT 06770-2224	8,979,145.450		7.18%
	St Joseph’s Medical Center, 523 North Third Street, Brainerd, MN 56401	8,801,581.370		7.04%
	State Street Bank and Trust as Custodian for South Dakota Higher Education Savings Trust 9-13 years, Attn: Trust Operations, 801 Pennsylvania, Kansas City, MO 64105	6,449,111.760		5.16%

	Administrative Class
	AST Co. Cooperative of Puget Sound 403b Group Custodian Account, 2930 E Camelback #240, Phoenix, AZ 85016	2,059,621.620	*	79.96%
**	Default Trust Co. for Benefit of its Customers, P.O. Box 6503, Englewood, CO 80155-6503	250,889.600		9.74%

	Class A
	First Clearing, LLC FBO L Lee Bosley MD TTEE LLB Medical Corp PSP, 9100 Wilshire Blvd., East Tower Penthouse, Beverly Hills, CA 90212	12,976,809.470		13.29%
	NFSC FEBO Mario Michael Moscone Rev Trust, 382 Cranbrook Court, Bloomfield Hills, MI 48304	8,376,409.750		8.58%
	Kentucky Farm Bureau Mutual Ins Co., 9201 Bunsen Pkwy., Louisville, KY 40250-0700	8,201,456.430		8.40%

	Class B
**	Morgan Stanley For the Benefit of its Customers, 3 Harborside Plaza 6th Fl., Jersey City, NJ 07311	5,832,341.940		10.89%
**	Citigroup Global Markets, Inc. for Benefit of its Customer, 7th Floor, 333 West 34th Street, New York, NY 10001-2483	5,178,674.360		9.67%

	Class C
	First Clearing, LLC FBO L Lee Bosley MD TTEE LLB Medical Corp PSP, 9100 Wilshire Blvd., East Tower Penthouse, Beverly Hills, CA 90212	10,385,305.790		12.89%
**	Citigroup Global Markets, Inc. for Benefit of its Customer, 7th Floor, 333 West 34th Street, New York, NY 10001-2483	5,523,941.450		6.86%

	Municipal Fund
	Institutional Class
**	NFS For Exclusive Benefit of Our Customers, 200 Liberty Street, New York, NY 10281	4,530,947.344	*	35.35%
**	Charles Schwab & Co. Inc. Special Custody Account for the Exclusive Benefit of Our Customers, 101 Montgomery Street, San Francisco, CA 94104	3,354,211.797	*	26.17%
**	SEI Private Trust Company c/o Wachovia, One Freedon Valley Drive, Oaks, PA 19456	1,981,850.687		15.46%

	Administrative Class
**	NFS For Exclusive Benefit of Our Customers, 200 Liberty Street, New York, NY 10281	100,336.94	*	76.76%
**	Darhap & Co., Attn Support Services, 515 Franklin Square, Michigan City, IN 46360	16,105.037		12.32%
**	Bear Stearns Securities Corp. For Benefit of its Customer, 1 Metrotech Ctr N, Brooklyn, NY 11201-3870	13,585.411		10.39%

	Class A
**	Citigroup Global Markets, Inc. for Benefit of its Customer, 7th Floor, 333 West 34th Street, New York, NY 10001-2483	485,416.463		8.17%
**	MLPF&S For the Sole Benefit of its Customers, 4800 Deer Lake Drive E Fl 3, Jacksonville, FL 32246-6484	398,570.324		6.71%

	Class B
**	MLPF&S For the Sole Benefit of its Customers, 4800 Deer Lake Drive E Fl 3, Jacksonville, FL 32246-6484	788,741.986		20.53%
**	Citigroup Global Markets, Inc. for Benefit of its Customer, 7th Floor, 333 West 34th Street, New York, NY 10001-2483	314,309.119		8.18%

108

		Shares Beneficially Owned		Percentage of Class
	Class C
**	MLPF&S For the Sole Benefit of its Customers, 4800 Deer Lake Drive E Fl 3, Jacksonville, FL 32246-6484	1,259,958.010		18.71%
**	Citigroup Global Markets, Inc. for Benefit of its Customer, 7th Floor, 333 West 34th Street, New York, NY 10001-2483	492,618.116		7.31%

	Class D
**	Charles Schwab & Co. Inc. Special Custody Account for the Exclusive Benefit of Our Customers, 101 Montgomery Street, San Francisco, CA 94104-4122	996,213.395	*	37.11%

	New York Municipal Bond Fund
	Institutional Class
**	Charles Schwab & Co. Inc. Special Custody Account for the Exclusive Benefit of Our Customers, 101 Montgomery Street, San Francisco, CA 94104	165,880.382	*	46.42%
**	NFS For Exclusive Benefit of Our Customers, 200 Liberty Street, New York, NY 10281	93,126.398	*	26.06%
	RBC Dain Rauscher Custodian Peter Shawn, 350 E 82nd St Apt 17D, New York, NY 10028-4917	35,550.361		9.95%
**	Balsa & Co C/O Chase Manhattan Bank, Omnibus Cash/Cash NC-1151, Attn: Mutual Fund Department, 14221 Dallas Parkway, 7-2 JIP-138, Dallas, TX 75254-2917	32,527.881		9.10%
**	National Investors Services Corp. for the Exclusive Benefit of Our Customers, 55 Water Street, 32nd Floor, New York, NY 10041-3299	22,025.537		6.16%

	Class A
**	Bear Stearns Securities Corp. For Benefit of its Customer, 1 Metrotech Ctr N, Brooklyn, NY 11201-3859	93,053.796		6.18%

	Class D
**	National Investor Services Corp. for Exclusive Benefit of Our Customers, 55 Water Street 32nd Floor, New York, NY 10041	98,887.015		22.27%
**	Pershing LLC, P. O. Box 2052, Jersey City, NJ 07303-9998	77,574.199		17.47%
	NFSC FEBO Peter A Bakst and Anna J Bakst, 21 Jay Street Apt 6E, New York, NY 10013	50,899.994		11.46%
	NFSC FEBO Frank Pail Tantillo, 565 West End Ave. Apt. 3F, New York, NY 10024	23,564.920		5.31%

	Real Return Fund
	Institutional Class
**	Charles Schwab & Co. Inc. Special Custody Account for the Exclusive Benefit of Our Customers, 101 Montgomery Street, San Francisco, CA 94104	121,092,718.576	*	28.44%
**	NFS For Exclusive Benefit of Our Customers, 200 Liberty Street, New York, NY 10281	75,185,975.315		17.66%
	All Asset Fund Portfolio, 840 Newport Center Drive Ste 100, Newport Beach. CA 92660	43,013,380.267		10.10%

	Administrative Class
**	NFS For Exclusive Benefit of Our Customers, 200 Liberty Street, New York, NY 10281	52,639,675.790	*	52.32%
**	John Hancock Life Insurance Company (USA), US SRS SEG Funds/Accounting, 200 Bloor St East, Toronto Ontario M4W 1E5, Canada	38,163,724.641	*	37.93%

	Class A
**	MLPF&S For the Sole Benefit of its Customers, 4800 Deer Lake Drive E Fl 3, Jacksonville, FL 32246-6484	47,999,603.792		15.24%

	Class B
**	MLPF&S For the Sole Benefit of its Customers, 4800 Deer Lake Drive E Fl 3, Jacksonville, FL 32246-6484	18,453,190.362		17.11%
**	Morgan Stanley For the Benefit of its Customers, 3 Harborside Plaza 6th Fl., Jersey City, NJ 07311	8,873,215.939		8.23%
**	Citigroup Global Markets, Inc. for Benefit of its Customer, 7th Floor, 333 West 34th Street, New York, NY 10001-2483	5,990,707.082		5.56%

	Class C
**	MLPF&S For the Sole Benefit of its Customers, 4800 Deer Lake Drive E Fl 3, Jacksonville, FL 32246-6484	56,853,372.840	*	25.45%
**	Citigroup Global Markets, Inc. for Benefit of its Customer, 7th Floor, 333 West 34th Street, New York, NY 10001-2483	23,869,393.493		10.68%

	Class D
**	Charles Schwab & Co. Inc. Special Custody Account for the Exclusive Benefit of Our Customers, 101 Montgomery Street, San Francisco, CA 94104-4122	55,796,302.525		51.31%

	Class R
**	UMB Bank NA Fiduciary For Tax Deferred A/C’s, 1 Security Benefit Place, Topeka, KS 66636-0001	941,241.675		24.52%
	ABN Amro Trust Svcs Co Loews Cineplex 401K, 161 N Clark St. 10RTR, Chicago IL 60601	216,109.930		5.63%

	Real Return Asset Fund
	Institutional Class
	All Asset Fund Portfolio, 840 Newport Center Drive Ste 100, Newport Beach. CA 92660	46,311,174.964	*	81.33%

	Real Return II Fund
	Institutional Class

109

		Shares Beneficially Owned		Percentage of Class
	Reliance Trust Company FBO Clayton County, Attn: Mutual Fund Dept, P.O. Box 48449, Atlanta, GA 30362	2,150,208.149	*	68.46%
	American Institute of Physics, One Physics Ellipse, College Park, MD 20740	544,994.589		17.35%

	RealEstateRealReturn Strategy Fund
	Institutional Class
	All Asset Fund Portfolio, 840 Newport Center Drive Ste 100, Newport Beach. CA 92660	51,523,872.081	*	85.40%

	Class A
	None

	Class B
	None

	Class C
**	MLPF&S For the Sole Benefit of its Customers, 4800 Deer Lake Drive E Fl 3, Jacksonville, FL 32246-6484	104,478.418		5.65%

	Class D
**	Charles Schwab & Co. Inc. Special Custody Account for the Exclusive Benefit of Our Customers, 101 Montgomery Street, San Francisco, CA 94104-4122	298,072.091	*	25.97%

	Short Term Fund
	Institutional Class
**	Charles Schwab & Co. Inc. Special Custody Account for the Exclusive Benefit of Our Customers, 101 Montgomery Street, San Francisco, CA 94104	31,257,693.572		11.32%
**	NFS For Exclusive Benefit of Our Customers, 200 Liberty Street, New York, NY 10281	21,047,387.491		7.63%
	All Asset Fund Portfolio, 840 Newport Center Drive Ste 100, Newport Beach. CA 92660	20,052,142.829		7.26%

	Administrative Class
**	NFS For Exclusive Benefit of Our Customers, 200 Liberty Street, New York, NY 10281	87,074,977.920	*	98.94%

	Class A
**	MLPF&S For the Sole Benefit of its Customers, 4800 Deer Lake Drive E Fl 3, Jacksonville, FL 32246-6484	6,749,900.111		14.20%

	Class B
**	MLPF&S For the Sole Benefit of its Customers, 4800 Deer Lake Drive E Fl 3, Jacksonville, FL 32246-6484	609,197.852		20.60%
**	Citigroup Global Markets, Inc. for Benefit of its Customer, 7th Floor, 333 West 34th Street, New York, NY 10001-2483	212,525.132		7.19%
	Class C
**	MLPF&S For the Sole Benefit of its Customers, 4800 Deer Lake Drive E Fl 3, Jacksonville, FL 32246-6484	6,256,938.058	*	25.92%

	Class D
**	Charles Schwab & Co. Inc. Special Custody Account for the Exclusive Benefit of Our Customers, 101 Montgomery Street, San Francisco, CA 94104-4122	11,153,825.035	*	64.89%
**	National Investor Services Corp. for Exclusive Benefit of Our Customers, 55 Water Street 32nd Floor, New York, NY 10041	1,225,273.622		7.13%

	Class R
	MCB Trust Services Cust. FBO Massie Technology, Inc., 700 17th Street Suite 300, Denver, CO 80202	19,694.236	*	36.88%
	MCB Trust Services Cust. FBO Judy Diamond Associates, Inc. 401(K), 700 17th Street Suite 300, Denver, CO 80202	10,576.248		19.80%
	Circle Trust Company Custodian For Rocky Top Pharmacy, Inc. 401K PSP & Trust, Metro Center, One Station Place, Stamford, CT 06902	8,479.583		15.88%
	Curtis Roush TTEE Bluard Muze, Inc. PSP 401K PS, 520 Washington Blvd. #699, Marina Del Rey, CA 90292-5421	3,637.772		6.81%
	Circle Trust Company Custodian FBO Affiliated Orthopaedic Specialists 401K Plan, One Thorndal Circle, Darien, CT 06820	3,391.173		6.35%
	Circle Trust Company Custodian FBO Intermodal Sales Corp. 401K Plan, Metro Center, One Station Place, Stamford, CT 06902	2,937.167		5.50%

	Short Duration Municipal Income Fund
	Institutional Class
**	Charles Schwab & Co. Inc. Special Custody Account for the Exclusive Benefit of Our Customers, 101 Montgomery Street, San Francisco, CA 94104	4,650,400.551	*	39.35%
**	NFS For Exclusive Benefit of Our Customers, 200 Liberty Street, New York, NY 10281	3,279,069.445	*	27.75%
**	LPL FBO LPL Customers, Attn Mutual Fund Operations, P.O. Box 509046, San Diego, CA 92150-9046	712,937.195		6.03%

	Administrative Class
	Allianz Global Investors of America L.P., 888 San Clemente Drive Suite 100, Newport Beach, CA 92660	1,019.906	*	100.00%

	Class A

110

		Shares Beneficially Owned		Percentage of Class
**	MLPF&S For the Sole Benefit of its Customers, 4800 Deer Lake Drive E Fl 3, Jacksonville, FL 32246-6484	1,140,939.925		6.69%
**	Citigroup Global Markets, Inc. for Benefit of its Customer, 7th Floor, 333 West 34th Street, New York, NY 10001-2483	982,752.723		5.76%

	Class C
**	MLPF&S For the Sole Benefit of its Customers, 4800 Deer Lake Drive E Fl 3, Jacksonville, FL 32246-6484	1,048,911.232		23.03%
**	Citigroup Global Markets, Inc. for Benefit of its Customer, 7th Floor, 333 West 34th Street, New York, NY 10001-2483	317,448.429		6.97%

	Class D
	NFSC FEBO Skywest Inc., 444 S River Road, St. George, UT 84790	2,156,853.143	*	69.11%
**	Charles Schwab & Co. Inc. Special Custody Account for the Exclusive Benefit of Our Customers, 101 Montgomery Street, San Francisco, CA 94104-4122	651,102.972		20.86%

	StocksPLUS Fund
	Institutional Class
**	NFS For Exclusive Benefit of Our Customers, 200 Liberty Street, New York, NY 10281	7,476,047.253		10.36%
	All Asset Fund Portfolio, 840 Newport Center Drive Ste 100, Newport Beach, CA 92660	7,282,125.019		10.09%
	Regents of the University of Minnesota, 2221 University Ave SE Ste 145, Minneapolis, MN 55414	5,968,883.308		8.27%
**	Charles Schwab & Co. Inc. Special Custody Account for the Exclusive Benefit of Our Customers, 101 Montgomery Street, San Francisco, CA 94104	4,986,081.118		6.91%
	Northern Trust Co. Custodian FBO UFCW Pen Plan of Ohio, P.O. Box 92956, Chicago, IL 60675-2956	4,027,320.832		5.58%
**	Pershing LLC, P.O. Box 2052, Jersey City, NJ 07303-9998	3,699,085.440		5.13%

	Administrative Class
	Colorado County Officials & Employee Retirement Assoc TTEE FBO CCOERA 401(a) & 457 Plan, 8515 E Orchard Rd #2T2, Greenwood Village, CO 80111-5002	8,024,173.030	*	72.63%
**	NFS For Exclusive Benefit of Our Customers, 200 Liberty Street, New York, NY 10281	2,583,874.874		23.39%

	Class A
**	MLPF&S For the Sole Benefit of its Customers, 4800 Deer Lake Drive E Fl 3, Jacksonville, FL 32246-6484	2,563,471.394		17.75%

	Class B
**	MLPF&S For the Sole Benefit of its Customers, 4800 Deer Lake Drive E Fl 3, Jacksonville, FL 32246-6484	1,262,154.531		13.21%
**	Citigroup Global Markets, Inc. for Benefit of its Customer, 7th Floor, 333 West 34th Street, New York, NY 10001-2483	768,337.809		8.04%

	Class C
**	MLPF&S For the Sole Benefit of its Customers, 4800 Deer Lake Drive E Fl 3, Jacksonville, FL 32246-6484	1,248,054.176		9.14%
**	Citigroup Global Markets, Inc. for Benefit of its Customer, 7th Floor, 333 West 34th Street, New York, NY 10001-2483	1,119,845.012		8.20%

	Class D
**	Charles Schwab & Co. Inc. Special Custody Account for the Exclusive Benefit of Our Customers, 101 Montgomery Street, San Francisco, CA 94104-4122	663,601.693	*	47.12%
**	National Investor Services Corp. for Exclusive Benefit of Our Customers, 55 Water Street 32nd Floor, New York, NY 10041	441,128.806	*	31.32%

	Class R
	Reliance Trust Co. Custodian FBO Special Tree Ltd. Employee Salary Savings & Retirement Plan, P.O. Box 48529, Atlanta, GA 30362-1529	23,603.324		14.11%
	Leonard Miller FBO Miller Advertising Agency, Inc. Profit Sharing Plan, 71 Fifth Ave., New York, NY 10003	18,938.103		11.32%
	MCB Trust Services Cust. FBO Accutech Data Supplies, Inc. 401(K), 700 17th Street Suite 300, Denver, CO 80202	17,777.734		10.63%
	MCB Trust Services Cust. FBO See All Industries, Inc. 401(K) PS, 700 17th Street Suite 300, Denver, CO 80202	16,421.275		9.82%
	Patterson & Co. FBO The Morganti Group Inc., 1525 West WT Harris Blvd., Charlotte, NC 28288-1151	15,540.210		9.29%
	MCB Trust Services Cust. FBO Danis Environmental Industries, 700 17th Street Suite 300, Denver, CO 80202	13,043.079		7.80%
**	NFSC For Exclusive Benefit of its Customer, P.O. Box 215, Williamsport, PA 17703-0215	11,694.940		6.99%
	Reliance Trust Co. Custodian FBO Tahoe Regional Planning Agency, P.O. Box 48529, Atlanta, GA 30362-1529	10,603.039		6.34%
	Patterson & Co. FBO Global Power Systems LLC, 1525 West WT Harris Blvd., Charlotte, NC 28288-1151	8,727.096		5.22%

	StocksPLUS Total Return Fund
	Institutional Class
	All Asset Fund Portfolio, 840 Newport Center Drive Ste 100, Newport Beach, CA 92660	8,132,062.204	*	43.36%
**	Mac & Co. For Benefit of its Customer, Attn Mutual Fund Ops-TC, P.O. Box 3198, 525 William Penn Place, Pittsburgh, PA 15230-3198	5,716,049.539	*	30.48%
	State Street Corp as Custodian for Pacific Life Insurance Co. Employees Retirement Plan Trust, Attn: Trust Operations, 801 Pennsylvania, Kansas City, MO 64105	2,074,558.411		11.06%

	Class A
**	MLPF&S For the Sole Benefit of its Customers, 4800 Deer Lake Drive E Fl 3, Jacksonville, FL 32246-6484	529,687.542		16.56%

111

		Shares Beneficially Owned		Percentage of Class
	UBS Financial Services, Inc. FBO Adventist Healthcare, Inc. Long-Term Segment, 1801 Research Blvd. Suite 400, Rockville, MD 20850-3184	272,156.254		8.51%

	Class B
**	MLPF&S For the Sole Benefit of its Customers, 4800 Deer Lake Drive E Fl 3, Jacksonville, FL 32246-6484	84,869.322		6.60%

	Class C
**	MLPF&S For the Sole Benefit of its Customers, 4800 Deer Lake Drive E Fl 3, Jacksonville, FL 32246-6484	446,397.239		20.31%
**	Citigroup Global Markets, Inc. for Benefit of its Customer, 7th Floor, 333 West 34th Street, New York, NY 10001-2483	319,138.239		14.52%

	Class D
**	Charles Schwab & Co. Inc. Special Custody Account for the Exclusive Benefit of Our Customers, 101 Montgomery Street, San Francisco, CA 94104-4122	69,125.575	*	52.20%
	NFS LLC FEBO FMT Co. Custodian IRA Rollover FBO Elliott J Solomon, 34844 N Indian Camp Trl., Scottsdale, AZ 85262	7,849.631		5.93%

	StocksPLUS Total Return Short Strategy Fund
	Institutional Class
	All Asset All Authority Fund Portfolio, 840 Newport Center Drive Ste 100, Newport Beach, CA 92660	2,551,681.290	*	84.31%
	Brent R. Harris & Elizabeth Harris, c/o PIMCO, 840 Newport Center Drive Suite 100, Newport Beach, CA 92660	286,456.039		9.47%

	Total Return
	Institutional Class
**	NFS For Exclusive Benefit of Our Customers, 200 Liberty Street, New York, NY 10281	805,791,357.048		17.14%
**	Charles Schwab & Co. Inc. Special Custody Account for the Exclusive Benefit of Our Customers, 101 Montgomery Street, San Francisco, CA 94104	355,189,815.895		7.56%
	Administrative Class
**	NFS For Exclusive Benefit of Our Customers, 200 Liberty Street, New York, NY 10281	543,874,223.439	*	32.13%
**	Nikko Cordial Securities Inc., Tokyo Dia Bldg. No. 5, 28-23, Shinkawa 1-chome, Chuo-ku, Tokyo 104-0033, Japan	171,846,265.000		10.15%
**	John Hancock Life Insurance Company (USA), US SRS SEG Funds/Accounting, 200 Bloor St East, Toronto Ontario M4W 1E5, Canada	90,996,246.244		5.38%

	Class A
**	MLPF&S For the Sole Benefit of its Customers, 4800 Deer Lake Drive E Fl 3, Jacksonville, FL 32246-6484	227,267,439.830	*	25.30%

	Class B
**	MLPF&S For the Sole Benefit of its Customers, 4800 Deer Lake Drive E Fl 3, Jacksonville, FL 32246-6484	33,374,620.846		18.59%
**	Citigroup Global Markets, Inc. for Benefit of its Customer, 7th Floor, 333 West 34th Street, New York, NY 10001-2483	13,072,391.713		7.28%
**	Morgan Stanley For the Benefit of its Customers, 3 Harborside Plaza 6th Fl., Jersey City, NJ 07311	12,090,094.117		6.73%

	Class C
**	MLPF&S For the Sole Benefit of its Customers, 4800 Deer Lake Drive E Fl 3, Jacksonville, FL 32246-6484	62,707,801.465	*	26.21%
**	Citigroup Global Markets, Inc. for Benefit of its Customer, 7th Floor, 333 West 34th Street, New York, NY 10001-2483	20,361,319.397		8.51%

	Class D
**	Charles Schwab & Co. Inc. Special Custody Account for the Exclusive Benefit of Our Customers, 101 Montgomery Street, San Francisco, CA 94104-4122	150,407,529.553	*	59.59%
**	Citigroup Global Markets, Inc. for Benefit of its Customer, 7th Floor, 333 West 34th Street, New York, NY 10001-2483	15,948,930.956		6.32%

	Class R
	American United Insurance Co. TTEE Group Retirement Annuity, P.O. BOX 368, Indianapolis, IN 46206-0368	1,312,826.126		10.82%
**	MLPF&S For the Sole Benefit of its Customers, 4800 Deer Lake Drive E Fl 3, Jacksonville, FL 32246-6484	829,107.027		6.83%
**	UMB Bank NA Fiduciary For Tax Deferred A/C’s, 1 Security Benefit Place, Topeka, KS 66636-0001	752,417.471		6.20%
**	American Express Trust Co. FBO American Express Trust Retirement & Services Plans, 996 AXP Financial Center, Minneapolis, MN 55474	678,763.490		5.59%

	Total Return II
	Institutional Class
**	NFS For Exclusive Benefit of Our Customers, 200 Liberty Street, New York, NY 10281	21,848,032.681		10.16%
**	Mac & Co. For Benefit of its Customer, Attn Mutual Fund Ops-TC, P.O. Box 3198, 525 William Penn Place, Pittsburgh, PA 15230-3198	11,325,736.127		5.27%

	Administrative Class
**	NFS For Exclusive Benefit of Our Customers, 200 Liberty Street, New York, NY 10281	2,922,599.734		24.57%

112

		Shares Beneficially Owned		Percentage of Class
	Wells Fargo Bank NA FBO Averitt Express - Balanced Fund, P.O. Box 1533, Minneapolis, MN 55480-1533	1,676,266.185		14.09%
	T Rowe Price Trust Company FBO Western Digital, P.O. Box 17215, Baltimore, MD 21297-1215	1,091,129.929		9.17%
	Celanese Americas Retirement Savings Plan, Celanese Americas Corporation, 550 US Highway 202/206 Suite 310, Bedminster, NJ 07921-1590	1,085,797.291		9.13%
	Wilmington Trust Co. TTEE FBO St Vincent Mercy Medical Center Defined Contribution Plan, C/O Mutual Funds, P.O. Box 8880, Wilmington, DE 19899-8880	753,862.149		6.34%
**	New York Life Trust Company, 169 Lackawanna Ave., Parsippany, NJ 07054	632,634.133		5.32%
**	Wells Fargo Bank MN NA FBO Retirement Plan Services, P.O. Box 1533, Minneapolis, MN 55480-1533	623,010.869		5.24%

	Total Return III
	Institutional Class
**	NFS For Exclusive Benefit of Our Customers, 200 Liberty Street, New York, NY 10281	23,131,073.165		13.51%
	Bon Secours Health System Inc. Pension Mater Trust, 1505 Marriottsville Road, Marriottsville, MD 21104	9,718,018.198		5.68%
	The Roman Catholic Archbishop of Los Angeles, 3424 Wilshire Blvd, Los Angeles, CA 90010-2202	9,454,074.210		5.52%

	Administrative Class
**	NFS For Exclusive Benefit of Our Customers, 200 Liberty Street, New York, NY 10281	741,360.564	*	58.18%
**	T. Rowe Price Trust Co TTEE FBO Retirement Plan Clients, Attn Asset Reconciliation, P.O. Box 17215, Baltimore, MD 21203	315,994.974		24.80%
**	Pershing LLC, P.O. Box 2052, Jersey City, NJ 07303-9998	79,598.564		6.25%
	Security Trust Company as Trustee FBO Keller & Heckman Employees PSP & Trust, 2390 E Camelback Rd Ste 240, Phoenix, AZ 85016	66,210.323		5.20%

	Total Return Mortgage
	Institutional Class
	All Asset Fund Portfolio, 840 Newport Center Drive Ste 100, Newport Beach, CA 92660	33,273,244.863	*	81.25%
	Sompo Insurance Company of America, Two World Financial Center 43rd Floor, 225 Liberty Street, New York, NY 10281	2,872,237.573		7.01%

	Administrative Class
	Apostles of the Sacred Heart of Jesus, 265 Benham Street, Hamden, CT 06514-2801	592,520.390	*	57.94%
	Istituto Della Apostole del Sacro Cuore c/o Apostles of The Sacred Heart of Jesus, 265 Benham Street, Hamden, CT 06514-2801	264,178.353	*	25.83%

	Class A
	Union Bank of CA NA Trust Nominee FBO JRB Omnibus, P.O. Box 85484, San Diego, CA 92186	474,162.990		15.89%
**	MLPF&S For the Sole Benefit of its Customers, 4800 Deer Lake Drive E Fl 3, Jacksonville, FL 32246-6484	269,107.932		9.02%

	Class B
**	MLPF&S For the Sole Benefit of its Customers, 4800 Deer Lake Drive E Fl 3, Jacksonville, FL 32246-6484	221,709.081		13.25%
**	Morgan Stanley For the Benefit of its Customers, 3 Harborside Plaza 6th Fl., Jersey City, NJ 07311	98,495.634		5.88%

	Class C
**	MLPF&S For the Sole Benefit of its Customers, 4800 Deer Lake Drive E Fl 3, Jacksonville, FL 32246-6484	391,895.194		17.21%

	Class D
**	Charles Schwab & Co. Inc. Special Custody Account for the Exclusive Benefit of Our Customers, 101 Montgomery Street, San Francisco, CA 94104-4122	6,397,305.459	*	67.38%

*	Entity owned 25% or more of the outstanding shares of beneficial interest of the Fund, and therefore may be presumed to “control” the Funds, as that term is defined in the 1940 Act.
**	Shares are believed to be held only as nominee.

Trademark Rights

The CommodityRealReturn Strategy Fund has trade name and trademark rights to the designation “CommodityRealReturn Strategy.” The RealEstateRealReturn Strategy Fund has trade name and trademark rights to the designation “RealEstateRealReturn Strategy.” The European StocksPLUS TR Strategy, Far East (Ex-Japan) StocksPLUS TR Strategy, International StocksPLUS TR Strategy, Japanese StocksPLUS TR Strategy, StocksPLUS, StocksPLUS TR Short Strategy and StocksPLUS Total Return Funds have trade name and trademark rights to the designation “StocksPLUS.”

Code of Ethics

The Trust and PIMCO each have adopted a Code of Ethics pursuant to the requirements of the 1940 Act. These Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Funds.

113

Custodian, Transfer Agent and Dividend Disbursing Agent

State Street Bank and Trust Company (“State Street”), 801 Pennsylvania, Kansas City, Missouri 64105 serves as custodian for assets of all Funds. Under the custody agreement, State Street may hold the foreign securities at its principal office at 225 Franklin Street, Boston. Massachusetts 02110, and at State Street’s branches, and subject to approval by the Board of Trustees, at a foreign branch of a qualified U.S. bank, with an eligible foreign subcustodian, or with an eligible foreign securities depository.

Pursuant to rules adopted under the 1940 Act, the Trust may maintain foreign securities and cash in the custody of certain eligible foreign banks and securities depositories. Selection of these foreign custodial institutions is made by the Board of Trustees following a consideration of a number of factors, including (but not limited to) the reliability and financial stability of the institution; the ability of the institution to perform capably custodial services for the Trust; the reputation of the institution in its national market; the political and economic stability of the country in which the institution is located; and further risks of potential nationalization or expropriation of Trust assets. The Board of Trustees reviews annually the continuance of foreign custodial arrangements for the Trust. No assurance can be given that the Trustees’ appraisal of the risks in connection with foreign custodial arrangements will always be correct or that expropriation, nationalization, freezes, or confiscation of assets that would impact assets of the Funds will not occur, and shareholders bear the risk of losses arising from these or other events.

Boston Financial Data Services—Midwest, 330 W. 9th Street, 5th Floor, Kansas City, Missouri 64105 serves as transfer agent and dividend disbursing agent for the Institutional Class, Advisor Class, Administrative Class, Class J, and Class K shares of the Funds. PFPC Inc., P.O. Box 9688, Providence, Rhode Island 02940-9688 serves as transfer agent and dividend disbursing agent for the Class A, Class B, Class C, Class D and Class R shares of the Funds.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO 64105, serves as the independent registered public accounting firm for all Funds. PricewaterhouseCoopers LLP provides audit services, tax return review and assistance and consultation in connection with review of SEC filings. Prior to November 1, 1995, Deloitte & Touche LLP served as independent accountants for the Money Market and Total Return II Funds.

Counsel

Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006, passes upon certain legal matters in connection with the shares offered by the Trust, and also acts as counsel to the Trust.

Registration Statement

This Statement of Additional Information and the Prospectuses do not contain all of the information included in the Trust’s registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The registration statement, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, D.C.

Statements contained herein and in the Prospectuses as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the registration statement, each such statement being qualified in all respects by such reference.

Financial Statements

Financial statements for the Trust as of March 31, 2005 for its fiscal year then ended, including notes thereto, and the reports of PricewaterhouseCoopers LLP thereon, are incorporated by reference from the Trust’s 2005 Annual Reports. A copy of the Reports delivered with this Statement of Additional Information should be retained for future reference.

114

Allianz Funds and PIMCO Funds Shareholders’ Guide for Class A, B, C and R Shares

April 1, 2005

This Guide relates to the mutual funds (each, a “Fund”) that are series of Allianz Funds (formerly PIMCO Funds: Multi-Manager Series) (the “Allianz Trust”) and PIMCO Funds (formerly PIMCO Funds: Pacific Investment Management Series) (the “PIMCO Trust” and, together with the Allianz Trust, the “Trusts”). Class A, B, C and R shares of the Allianz Trust and the PIMCO Trust are offered through separate prospectuses (each as from time to time revised or supplemented, a “Retail Prospectus”). The information in this Guide is subject to change without notice at the option of the Trusts, the Advisers or the Distributor.

This Guide contains detailed information about Fund purchase, redemption and exchange options and procedures and other information about the Funds. This Guide is not a prospectus, and should be used in conjunction with the applicable Retail Prospectus. This Guide, and the information disclosed herein, is incorporated by reference in, and considered part of, the Statement of Additional Information corresponding to each Retail Prospectus.

Allianz Global Investors Distributors LLC distributes the Funds’ shares. You can call Allianz Global Investors Distributors LLC at 1-800-426-0107 to find out more about the Funds and other funds in the Allianz Funds and PIMCO Funds family. You can also visit our Web sites at www.allianzinvestors.com and www.pimcofunds.com.

HOW TO BUY SHARES

Class A, Class B, Class C and Class R shares of each Fund are continuously offered through the Trusts’ principal underwriter, Allianz Global Investors Distributors LLC (the “Distributor”) and through other firms which have dealer agreements with the Distributor (“participating brokers”) or which have agreed to act as introducing brokers for the Distributor (“introducing brokers”). The Distributor is an affiliate of Allianz Global Investors Fund Management LLC (“Allianz Global Fund Management”), the investment adviser and administrator to the Funds that are series of the Allianz Trust and a subsidiary of Allianz Global Investors of America L.P. (“Allianz”). The Distributor is also an affiliate of Pacific Investment Management Company LLC (“Pacific Investment Management Company”), the investment adviser and administrator to the Funds that are series of the PIMCO Trust, and also a subsidiary of Allianz. Allianz Global Fund Management and Pacific Investment Management Company are each referred to herein as an “Adviser.”

There are two ways to purchase Class A, Class B or Class C shares: either (i) through your dealer or broker which has a dealer agreement with the Distributor or (ii) directly by mailing an Allianz Fund or PIMCO Funds account application (an “account application”) with payment, as described below under the heading Direct Investment, to the Distributor (if no dealer is named in the account application, the Distributor may act as dealer). Class R shares may only be purchased in omnibus accounts by Covered Plans (as defined below under “Tax Qualified Specified Benefit and Other Plans”) and other accounts whereby the plan or the plan’s financial service firm has an agreement with the Distributor, Allianz Global Fund Management or Pacific Investment Management Company, to utilize Class R shares in certain investment products or programs (each such plan or account, a “Class R Eligible Plan”). Additionally, Class R shares are generally available only to accounts where Class R shares are held on the books of the Funds through omnibus accounts (either at the plan level or the financial services firm level). Class A, B, C and R shares of the NFJ Small-Cap Value Fund are not available to new investors, Class B shares of the Floating Income, Foreign Bond (Unhedged), Investment Grade Corporate Bond and Short Duration Municipal Income Funds and Class B and Class C shares of the California Intermediate Municipal Bond, California Municipal Bond and New York Municipal Bond Funds are not offered as of the date of this Guide; however, investment opportunities in these Funds may be available in the future. This Guide will be revised or supplemented when these restrictions change.

Shares may be purchased at a price equal to their net asset value per share next determined after receipt of an order, plus a sales charge which may be imposed either (i) at the time of the purchase in the case of Class A shares (the “initial sales charge alternative”), (ii) on a contingent deferred basis in the case of Class B shares (the “deferred sales charge alternative”) or (iii) by the deduction of an ongoing asset based sales charge in the case of Class C shares (the “asset based sales charge alternative”). Class R shares may be purchased at a price equal to their net asset value per share next determined after receipt of an order. In certain circumstances, Class A and Class C shares are also subject to a Contingent Deferred Sales Charge (“CDSC”). See “Alternative Purchase Arrangements.” Purchase payments for Class B and Class C shares are fully invested at the net asset value next determined after acceptance of the trade. Purchase payments for Class A shares, less the applicable sales charge, are invested at the net asset value next determined after acceptance of the trade.

All purchase orders received by the Distributor prior to the close of regular trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange on a regular business day are processed at that day’s offering price. However, orders received by the Distributor from dealers or brokers after the offering price is determined that day will receive such offering price if the orders were received by the dealer or broker from its customer prior to such determination and were transmitted to and received by the Distributor prior to its close of business that day (normally 5:00 p.m., Eastern time) or, in the case of certain retirement plans that have an agreement with Pacific Investment Management Company, Allianz Global Fund Management or the Distributor, received by the Distributor or the relevant transfer agent prior to 9:30 a.m., Eastern time on the next business day. Purchase orders received on other than a regular business day will be executed on the next succeeding regular business day. The Distributor, in its sole discretion, may accept or reject any order for purchase of Fund shares. The sale of shares will be suspended on any day on which the New York Stock Exchange is closed and, if permitted by the rules of the Securities and Exchange Commission, when trading on the New York Stock Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors.

Except for purchases through the Allianz Funds and PIMCO Funds Auto-Invest plan, the Allianz Funds and PIMCO Funds Auto-Exchange plan, investments pursuant to the Uniform Gifts to Minors Act, tax-qualified plans and, to the extent agreed to by the Distributor, wrap programs referred to below under “Tax-Qualified Specified Benefit and Other Plans” and “Alternative Purchase Arrangements—Sales at Net Asset Value,” and purchases by certain registered representatives as described below under “Registered Representatives’ Investments,” the minimum initial investment in Class A, Class B or Class C shares of any Fund is $5,000, with a minimum additional investment of $100 per Fund, and there is no minimum initial or additional investment in Class R shares because Class R shares may only be purchased through omnibus accounts. The minimum initial investment for investments made through the wrap programs referred to in the previous sentence is $2,500. For information about dealer commissions and other payments to dealers, see “Alternative Purchase Arrangements” below. Persons selling Fund shares may receive different compensation for selling Class A, Class B, Class C or Class R shares. Normally, Fund shares purchased through participating brokers are held in the investor’s account with that broker. No share certificates will be issued unless specifically requested in writing by an investor or broker-dealer.

Direct Investment

Investors who wish to invest in Class A, Class B, Class C or Class R shares of a Fund directly, rather than through a participating broker, may do so by opening a direct account. To open an account, an investor should complete the account application. All shareholders who open direct accounts will receive individual confirmations of each purchase, redemption, dividend reinvestment, exchange or transfer of Fund shares, including the total number of Fund shares owned as of the confirmation date, except that purchases which result from the reinvestment of daily-accrued dividends and/or distributions will be confirmed once each calendar quarter. See “Distributions” in the applicable Retail Prospectus. Information regarding direct investment or any other features or plans offered by the Trusts may be obtained by calling the Distributor at 1-800-426-0107 or by calling your broker. Although Class R shares may be purchased by a plan administrator directly from the Trusts, specified benefit plans that purchase Class R shares directly from the Distributor must hold their shares in an omnibus account at the benefit plan level. Plan participants may not purchase Class R shares from the Distributor.

Purchase by Mail

Investors who wish to invest directly may send a check payable to Allianz Global Investors Distributors LLC, along with a completed application form to:

Allianz Global Investors Distributors LLC

P.O. Box 9688

Providence, RI 02940-0926

Purchases are accepted subject to collection of checks at full value and conversion into federal funds. Payment by a check drawn on any member of the Federal Reserve System can normally be converted into federal funds within two business days after receipt of the check. Checks drawn on a non-member bank may take up to 15 days to convert into federal funds. In all cases, the purchase price is based on the net asset value next determined after the purchase order and check are accepted, even though the check may not yet have been converted into federal funds.

The Distributor reserves the right to require payment by wire or U.S. bank check. The Distributor generally does not accept payments made by cash, temporary/starter checks, credit cards, traveler’s checks, credit card checks, or checks drawn on non-U.S. banks even if payment may be effected through a U.S. bank.

Subsequent Purchases of Shares

Subsequent purchases of Class A, Class B or Class C shares can be made as indicated above by mailing a check with a letter describing the investment or with the additional investment portion of a confirmation statement.

Except for subsequent purchases through the Allianz Funds and PIMCO Funds Auto-Invest plan, the Allianz Funds and PIMCO Funds Auto-Exchange plan, tax-qualified programs and PIMCO Funds Fund Link referred to below, and except during periods when an Automatic Withdrawal Plan is in effect, the minimum subsequent purchase in any Fund is $100. All payments should be made payable to Allianz Global Investors Distributors LLC and should clearly indicate the shareholder’s account number. Checks should be mailed to the address above under “Purchase by Mail.”

Tax-Qualified Specified Benefit and Other Plans

The Distributor makes available specified benefit plan services and documents for Individual Retirement Accounts (IRAs), including Roth IRAs, for which Boston Safe Deposit & Trust Company serves as trustee and for IRA Accounts under the Internal Revenue Code of 1986, as amended (the “Code”). The Distributor makes available services and prototype documents for Simplified Employee Pension Plans (SEP). In addition, prototype documents are available for establishing 403(b)(7) custodial accounts with Boston Safe Deposit & Trust Company as custodian. This form of account is available to employees of certain non-profit organizations.

In this Guide, a “Covered Plan” means any of the following: 401(k) plan, profit-sharing plan, money purchase pension plan, defined benefit plan, 457 plan, employer-sponsored 403(b) plan, non-qualified deferred compensation plan, health care benefit funding plan or other specified benefit plan. The term “Covered Plan” does not include an IRA, Roth IRA, SEP IRA, SIMPLE IRA, SARSEP IRA or 403(b)(7) custodial account.

The minimum initial investment for all Covered Plans, IRAs, Roth IRAs, SEP IRAs, SIMPLE IRAs, SARSEP IRAs and 403(b)(7) custodial accounts are set forth in the table under “Specified Benefit Account Minimums” below.

Note for Covered Plans. For Covered Plans invested in a Fund through “omnibus” account arrangements, there is no minimum initial investment per plan participant. Instead, there is a minimum initial investment per plan, which is agreed upon by the Distributor and the financial intermediary maintaining the omnibus account. However, any Covered Plan that has existing positions in the Funds and that does not already maintain an omnibus account with a Fund and would like to invest in such Fund is subject to the minimum initial investment set forth in the table under “Specified Benefit Account Minimums” below.

Allianz Funds and PIMCO Funds Auto-Invest

The Allianz Funds and PIMCO Funds Auto-Invest plan provides for periodic investments into the shareholder’s account with the Trust by means of automatic transfers of a designated amount from the shareholder’s bank account. The minimum investment for eligibility in the Allianz Funds and PIMCO Funds Auto-Invest plan is $2,500 per Fund. Investments may be made monthly or quarterly, and may be in any amount subject to a minimum of $50 per month for each Fund in which shares are purchased through the plan. Further information regarding the Allianz Funds and PIMCO Funds Auto-Invest plan is available from the Distributor or participating brokers. You may enroll by completing the appropriate section on the account application, or you may obtain an Auto-Invest application by calling the Distributor or your broker. The use of Allianz Funds and PIMCO Funds Auto-Invest may be limited for certain Funds and/or share classes at the discretion of the Distributor.

Registered Representatives’ Investments

Current registered representatives and other full-time employees of participating brokers or such persons’ spouses or trusts or custodial accounts for their minor children may purchase Class A shares at net asset value without a sales charge. The minimum initial investment in each case is $1,000 per Fund and the minimum subsequent investment is $50.

Allianz Funds and PIMCO Funds Auto-Exchange

The Allianz Funds and PIMCO Funds Auto-Exchange plan establishes regular, periodic exchanges from one Fund account to another Fund account. The plan provides for regular investments into a shareholder’s account in a specific Fund by means of automatic exchanges of a designated amount from another Fund account of the same class of shares and with identical account registration.

Exchanges may be made monthly or quarterly, and may be in any amount subject to a minimum of $2,500 to open a new Fund account and of $50 for any existing Fund account for which shares are purchased through the plan.

Further information regarding the Allianz Funds and PIMCO Funds Auto-Exchange plan is available from the Distributor at 1-800-426-0107 or participating brokers. You may enroll by completing an application which may be obtained from the Distributor or by telephone request at 1-800-426-0107. The use of Allianz Funds and PIMCO Funds Auto-Exchange Plan may be limited for certain Funds and/or other share classes at the option of the Distributor, and as set forth in the Prospectus. For more information on exchanges, see “Exchange Privilege.”

Allianz Funds and PIMCO Funds Fund Link

Allianz Funds and PIMCO Funds Fund Link (“Fund Link”) connects your Fund account(s) with a bank account. Fund Link may be used for subsequent purchases and for redemptions and other transactions described under “How to Redeem.” Purchase transactions are effected by electronic funds transfers from the shareholder’s account at a U.S. bank or other financial institution that is an Automated Clearing House (“ACH”) member. Investors may use Fund Link to make subsequent purchases of shares in any amount greater than $50. To initiate such purchases, call 1-800-426-0107. All such calls will be recorded. Fund Link is normally established within 45 days of receipt of a Fund Link application by PFPC, Inc. (the “Transfer Agent”), the Funds’ transfer agent for Class A, B, C and R shares. The minimum investment by Fund Link is $50 per Fund. Shares will be purchased on the regular business day the Distributor receives the funds through the ACH system, provided the funds are received before the close of regular trading on the New York Stock Exchange. If the funds are received after the close of regular trading, the shares will be purchased on the next regular business day.

Fund Link privileges must be requested on the account application. To establish Fund Link on an existing account, complete a Fund Link application, which is available from the Distributor or your broker, with signatures guaranteed from all shareholders of record for the account. See “Signature Guarantee” below. Such privileges apply to each shareholder of record for the account unless and until the Distributor receives written instructions from a shareholder of record canceling such privileges. Changes of bank account information must be made by completing a new Fund Link application signed by all owners of record of the account, with all signatures guaranteed. The Distributor, the Transfer Agent and the Fund may rely on any telephone instructions believed to be genuine and will not be responsible to shareholders for any damage, loss or expenses arising out of such instructions. The Fund reserves the right to amend, suspend or discontinue Fund Link privileges at any time without prior notice. Fund Link does not apply to shares held in broker “street name” accounts or in other omnibus accounts.

Signature Guarantee

When a signature guarantee is called for, a “medallion” signature guarantee will be required. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are the Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted. Please note that financial institutions participating in a recognized medallion program may still be ineligible to provide a signature guarantee for transactions of greater than a specified dollar amount.

The Distributor reserves the right to modify its signature guarantee standards at any time. The Funds may change the signature guarantee requirements from time to time upon notice to shareholders, which may, but is not required to, be given by means of a new or supplemented Retail Prospectus or a new or supplemented Guide. Shareholders should contact the Distributor for additional details regarding the Funds’ signature guarantee requirements.

Account Registration Changes

Changes in registration or account privileges may be made in writing to the Transfer Agent. Signature guarantees may be required. See “Signature Guarantee” above. All correspondence must include the account number and must be sent to:

Allianz Global Investors Distributors LLC

P.O. Box 9688

Providence, RI 02940-0926

Small Account Fee

Because of the disproportionately high costs of servicing accounts with low balances, a fee at an annual rate of $16 (paid to the applicable Fund’s administrator) will automatically be deducted from accounts with balances falling below a minimum level. The valuation of Fund accounts and the deduction are expected to take place during the last five business days of each calendar quarter. The fee will be deducted in quarterly installments from Fund accounts with balances below $2,500, except that for Uniform Gift to Minors, IRA, Roth IRA, non-omnibus Covered Plan accounts, 403(b)(7) custodial accounts, SIMPLE IRAs, SEPs, SARSEP IRAs, Auto-Invest and Auto-Exchange accounts, the fee will be deducted from Fund accounts with balances below $1,000. (A separate custodial fee may apply to IRAs, Roth IRAs and other retirement accounts.) No fee will be charged on any Fund account of a shareholder if the aggregate value of all of the shareholder’s Fund accounts (and the accounts of the shareholder’s spouse and his or her children under the age of 21 years), or all of the accounts of an employee benefits plan of a single employer, is at least $50,000. No fee will be charged on Covered Plans or Class R shares held through omnibus accounts, either. Any applicable small account fee will be deducted automatically from your below-minimum Fund account in quarterly installments and paid to the Administrator. Each Fund account will normally be valued, and any deduction taken, during the last five business days of each calendar quarter. No small account fee will be charged to employee and employee-related accounts of Allianz Global Fund Management and/or, in the discretion of Allianz Global Fund Management, its affiliates.

Minimum Account Size

Due to the relatively high cost to the Funds of maintaining small accounts, shareholders are asked to maintain an account balance in each Fund in which the shareholder invests of at least the amount necessary to open the type of account involved. If a shareholder’s balance for any Fund is below such minimum for three months or longer, the applicable Fund’s administrator shall have the right (except in the case of employer-sponsored retirement accounts) to close that Fund account after giving the shareholder 60 days in which to increase his or her balance. The shareholder’s Fund account will not be liquidated if the reduction in size is due solely to market decline in the value of the shareholder’s Fund shares or if the aggregate value of the shareholder’s accounts (and the accounts of the shareholder’s spouse and his or her children under the age of 21 years), or all of the accounts of an employee benefits plan of a single employer, in Allianz Funds and PIMCO Funds exceeds $50,000.

Transfer on Death Registration

The Distributor may accept “transfer on death” (“TOD”) registration requests from investors. The laws of a state selected by the Distributor in accordance with the Uniform TOD Security Registration Act will govern the registration. The Distributor may require appropriate releases and indemnifications from investors as a prerequisite for permitting TOD registration. The Distributor may from time to time change these requirements (including by changes to the determination as to which state’s law governs TOD registrations).

Specified Benefit Account Information

Specified Benefit Account Minimums

Type of Account	Initial Minimum Investment	Subsequent Minimum Investment
IRA	$ 2,500 per Fund	$50 per Fund
Roth IRA	$2,500 per Fund	$50 per Fund
SEP IRA established on or before March 31, 2004	$50 per Fund/per participant	$50 per Fund/per participant
SEP IRA established after March 31, 2004	$2,500 per Fund/per participant	$50 per Fund/per participant
SIMPLE IRA*	$50 per Fund/per participant	$50 per Fund/per participant
SARSEP IRA*	$50 per Fund/per participant	$50 per Fund/per participant
403(b)(7) custodial account established on or before March 31, 2004.	$50 per Fund/per participant	$50 per Fund/per participant
403(b)(7) custodial account established after March 31, 2004.	$2,500 per Fund/per participant	$50 per Fund/per participant
Covered Plans held through omnibus accounts-
Plan Level	$0	$0
Participant Level	$0	$0
Covered Plans held through non-omnibus accounts (individual participant accounts) established on or before March 31, 2004.	$50 per Fund	$50 per Fund
Covered Plans held through non-omnibus accounts (individual participant accounts) established after March 31, 2004.	$2,500 per Fund	$50 per Fund

*	The minimums apply to existing accounts only. No new SIMPLE-IRA or SARSEP IRA accounts are being accepted.

ALTERNATIVE PURCHASE ARRANGEMENTS

The Funds offer investors Class A, Class B, Class C and Class R shares in the applicable Retail Prospectus. Class A, Class B and Class C shares bear sales charges in different forms and amounts and bear different levels of expenses, as described below. Class R shares do not bear a sales charge, but are subject to expenses that vary from those levied on Class A, Class B or Class C shares, and are available only to Class R Eligible Plans. Through separate prospectuses, certain of the Funds currently offer up to four additional classes of shares in the United States: Class D, Advisor Class, Institutional Class and Administrative Class shares. Class D shares are offered through financial intermediaries. Institutional Class shares are offered to pension and profit sharing plans, employee benefit trusts, endowments, foundations, corporations and other high net worth individuals. Administrative Class shares are offered primarily through employee benefit plan alliances, broker-dealers and other intermediaries. Advisor Class shares are offered primarily through broker-dealers and other intermediaries. Similar to Class R shares, Class D, Advisor Class, Institutional Class and Administrative Class shares are sold without a sales charge and have different expenses than Class A, Class B, Class C and Class R shares. As a result of lower sales charges and/or operating expenses, Class D, Advisor Class, Institutional Class and Administrative Class shares are generally expected to achieve higher investment returns than Class A, Class B, Class C or Class R shares. Certain Funds may, but currently do not, offer up to two additional classes of shares only to non-U.S. investors outside the United States: Class J and Class K shares. To obtain more information about the other classes of shares, please call the applicable Trust at 1-800-927-4648 (for Advisor Class, Institutional Class, Administrative Class, Class J and Class K shares) or the Distributor at 1-800-426-0107 (for Class D shares).

The alternative purchase arrangements described in this Guide are designed to enable a retail investor to choose the method of purchasing Fund shares that is most beneficial to the investor based on all factors to be considered, including the amount and intended length of the investment, the particular Fund and whether the investor intends to exchange shares for shares of other Funds. Generally, when making an investment decision, investors should consider the anticipated life of an intended investment in the Funds, the size of the investment, the accumulated distribution and servicing fees plus CDSCs on Class B or Class C shares, the initial sales charge plus accumulated servicing fees on Class A shares (plus a CDSC in certain circumstances), the possibility that the anticipated higher return on Class A shares due to the lower ongoing charges will offset the initial sales charge paid on such shares, the automatic conversion of Class B shares into Class A shares and the difference in the CDSCs applicable to Class A, Class B and Class C shares.

Investors should understand that initial sales charges, servicing and distribution fees and CDSCs are all used directly or indirectly to fund the compensation of financial intermediaries who sell Fund shares. Depending on the arrangements in place at any particular time, a financial intermediary may have a financial incentive for recommending a particular share class over other share classes.

Class A. The initial sales charge alternative (Class A) might be preferred by investors purchasing shares of sufficient aggregate value to qualify for reductions in the initial sales charge applicable to such shares. Similar reductions are not available on the contingent deferred sales charge alternative (Class B) or the asset based sales charge alternative (Class C). Class A shares are subject to a servicing fee but are not subject to a distribution fee and, accordingly, such shares are expected to pay correspondingly higher dividends on a per share basis. However, because initial sales charges are deducted at the time of purchase, not all of the purchase payment for Class A shares is invested initially. Class B and Class C shares might be preferable to investors who wish to have all purchase payments invested initially, although remaining subject to higher distribution and servicing fees and, for certain periods, being subject to a CDSC. An investor who qualifies for an elimination of the Class A initial sales charge should also consider whether he or she anticipates redeeming shares in a time period which will subject such shares to a CDSC as described below. See “Class A Deferred Sales Charge” below.

Class B. Class B shares might be preferred by investors who intend to invest in the Funds for longer periods and who do not intend to purchase shares of sufficient aggregate value to qualify for sales charge reductions applicable to Class A shares. Both Class B and Class C shares can be purchased at net asset value without an initial sales charge. However, unlike Class C shares, Class B shares convert into Class A shares after they have been held for a period of time. Class B shares of All Asset, Diversified Income, Emerging Markets Bond, Foreign Bond (U.S. Dollar-Hedged), Global Bond (U.S. Dollar-Hedged), GNMA, High Yield, Investment Grade Corporate Bond, Long-Term U.S. Government, StocksPLUS Total Return, Total Return and Total Return Mortgage Funds purchased on or after October 1, 2004 will convert into Class A shares after the shares have been held for five years. Class B shares of series of the PIMCO Funds purchased on or before December 31, 2001 and Class B shares of series of the Allianz Trust and series of the PIMCO Trust not listed above purchased after September 30, 2004 convert into Class A shares after the shares have been held for seven years. Class B shares of series of the Allianz Funds and PIMCO Funds purchased after December 31, 2001 but before October 1, 2004 convert into Class A shares after the shares have been held for eight years. After the conversion takes place, the shares will no longer be subject to a CDSC, and will be subject to the servicing fees charged for Class A shares, which are lower than the distribution and servicing fees charged on either Class B or Class C shares. See “Deferred Sales Charge Alternative—Class B Shares” below. Class B shares are not available for purchase by employer sponsored retirement plans.

Effective October 1, 2004, Class B shares of the Low Duration, Money Market, Municipal Bond, Real Return, Short-Term and StocksPLUS Funds may only be (i) acquired through the exchange of Class B shares of other Funds; or (ii) purchased by persons who held Class B shares of the Low Duration, Money Market, Municipal Bond, Real Return, Short-Term or StocksPLUS Funds at the close of business on September 30, 2004. If you redeem all Class B shares of the Low Duration, Money Market, Municipal Bond, Real Return, Short-Term and StocksPLUS Funds in your account, you cannot purchase new Class B shares thereafter (although you may still acquire Class B shares of these Funds through exchange). The Funds may waive this restriction for certain specified benefit plans that were invested in Class B shares of the Low Duration, Money Market, Municipal Bond, Real Return, Short-Term or StocksPLUS Funds at the close of business on September 30, 2004.

Class C. Class C shares might be preferred by investors who intend to purchase shares which are not of sufficient aggregate value to qualify for Class A sales charges of 1% or less and who wish to have all purchase payments invested initially. Class C shares are preferable to Class B shares for investors who intend to maintain their investment for intermediate periods and therefore may also be preferable for investors who are unsure of the intended length of their investment. Unlike Class B shares, Class C shares are not subject to a CDSC after they have been held for one year (eighteen months for Class C shares of the CommodityRealReturn Strategy, International StocksPLUS TR Strategy, RealEstateRealReturn Strategy, NACM Global, NACM International, NACM Pacific Rim, NFJ International Value, RCM Global Healthcare, RCM Global Small-Cap, RCM Global Technology and RCM International Growth Equity Funds) and are subject to only a 1% CDSC during the first year (or eighteen months). However, because Class C shares do not convert into Class A shares, Class B shares are preferable to Class C shares for investors who intend to maintain their investment in the Funds for long periods. See “Asset Based Sales Charge Alternative—Class C Shares” below.

Class R. Class R shares might be preferred by a Class R Eligible Plan intending to invest retirement plan assets held through omnibus accounts, which does not intend to purchase shares of sufficient aggregate value to qualify for sales charge reductions applicable to Class A shares. Class R shares are preferable to Class B and Class C shares because Class R shares are not subject to a CDSC and are subject to lower aggregate distribution and/or service (12b-1) fees and may be preferable to Class A shares because Class R shares are not subject to the initial sales charge imposed on Class A shares. Class R shares are available only to Class R Eligible Plans.

In determining which class of shares to purchase, an investor should always consider whether any waiver or reduction of a sales charge or a CDSC is available. See generally “Initial Sales Charge Alternative—Class A Shares” and “Waiver of Contingent Deferred Sales Charges” below.

The maximum purchase of Class B shares of a Fund in a single purchase is $49,999. The maximum purchase of Class C shares of a Fund in a single purchase is $499,999 ($249,999 for the Floating Income, Low Duration, Short-Term and Short Duration Municipal Income Funds). If an investor intends to purchase Class B or Class C shares: (i) for more than one Fund and the aggregate purchase price for all such purchases will exceed $49,999 for Class B shares or $499,999 ($249,999 for the Floating Income, Low Duration, Short-Term and Short Duration Municipal Income Funds) for Class C shares or (ii) for one fund in a series of transactions and the aggregate purchase amount will exceed $49,999 for Class B shares or $499,999 ($249,999 for the Floating Income, Low Duration, Short-Term and Short Duration Municipal Income Funds) for Class C shares, then in either such event the investor should consider whether purchasing another share class is in the investor’s best interests. The Funds may refuse any order to purchase shares.

For a description of the Distribution and Servicing Plans and distribution and servicing fees payable thereunder with respect to Class A, Class B, Class C and Class R shares, see “Distributor and Distribution and Servicing Plans” below.

Waiver of Contingent Deferred Sales Charges. The CDSC applicable to Class A and Class C shares is currently waived for:

(i) any partial or complete redemption in connection with (a) required minimum distributions to IRA account owners or beneficiaries who are age 70 1/2 or older or (b) distributions to participants in employer-sponsored retirement plans upon attaining age 59 1/2 or on account of death or permanent and total disability (as defined in Section 22(e) of the Code) that occurs after the purchase of Class A or Class C shares;

(ii) any partial or complete redemption in connection with a qualifying loan or hardship withdrawal from an employer sponsored retirement plan;

(iii) any complete redemption in connection with a distribution from a qualified employer retirement plan in connection with termination of employment or termination of the employer’s plan and the transfer to another employer’s plan or to an IRA;

(iv) any partial or complete redemption following death or permanent and total disability (as defined in Section 22(e) of the Code) of an individual holding shares for his or her own account and/or as the last survivor of a joint tenancy arrangement (this provision, however, does not cover an individual holding in a fiduciary capacity or as a nominee or agent or a legal entity which is other than an individual or the owners or beneficiaries of any such entity) provided the redemption is requested within one year of the death or initial determination of disability and provided the death or disability occurs after the purchase of the shares;

(v) any redemption resulting from a return of an excess contribution to a qualified employer retirement plan or an IRA;

(vi) up to 10% per year of the value of a Fund account which (a) has the value of at least $10,000 at the start of such year and (b) is subject to an Automatic Withdrawal Plan;

(vii) redemptions by Trustees, officers and employees of either Trust, and by directors, officers and employees of the Distributor, Allianz, Allianz Global Fund Management or Pacific Investment Management Company;

(viii) redemptions effected pursuant to a Fund’s right to involuntarily redeem a shareholder’s Fund account if the aggregate net asset value of shares held in such shareholder’s account is less than a minimum account size specified in such Fund’s prospectus;

(ix) involuntary redemptions caused by operation of law;

(x) redemptions of shares of any Fund that is combined with another Fund, investment company, or personal holding company by virtue of a merger, acquisition or other similar reorganization transaction;

(xi) redemptions by a shareholder who is a participant making periodic purchases of not less than $50 through certain employer sponsored savings plans that are clients of a broker-dealer with which the Distributor has an agreement with respect to such purchases;

(xii) redemptions effected by trustees or other fiduciaries who have purchased shares for employer-sponsored plans, the trustee, administrator, fiduciary, broker, trust company or registered investment adviser for which has an agreement with the Distributor with respect to such purchases;

(xiii) redemptions in connection with IRA accounts established with Form 5305-SIMPLE under the Code for which the Trust is the designated financial institution;

(xiv) a redemption by a holder of Class A shares who purchased $1,000,000 ($250,000 in the case of the Floating Income, Low Duration, Short Duration Municipal Income and Short-Term Funds) or more of Class A shares (and therefore did not pay a sales charge) where the participating broker or dealer involved in the sale of such shares waived the commission it would normally receive from the Distributor pursuant to an agreement with the Distributor;

(xv) a redemption by a holder of Class A or Class C shares where the participating broker or dealer involved in the purchase of such shares waived all payments it normally would receive from the Distributor at the time of purchase (i.e., commissions or reallowances of initial sales charges and advancements of service and distribution fees); or

(xvi) a redemption by a holder of Class A or Class C shares where, by agreement with the Distributor, the participating broker or dealer involved in the purchase of such shares waived a portion of any payment it normally would receive from the Distributor at the time of purchase (or otherwise agreed to a variation from the normal payment schedule) in connection with such purchase.

The CDSC applicable to Class B shares is currently waived for any partial or complete redemption in each of the following cases:

(i) in connection with required minimum distributions to IRA account owners or to plan participants or beneficiaries who are age 70 1/2 or older;

(ii) involuntary redemptions caused by operation of law;

(iii) redemption of shares of any Fund that is combined with another Fund, investment company, or personal holding company by virtue of a merger, acquisition or other similar reorganization transaction;

(iv) following death or permanent and total disability (as defined in Section 22(e) of the Code) of an individual holding shares for his or her own account and/or as the last survivor of a joint tenancy arrangement (this provision, however, does not cover an individual holding in a fiduciary capacity or as a nominee or agent or a legal entity which is other than an individual or the owners or beneficiaries of any such entity) provided the redemption is requested within one year of the death or initial determination of disability and further provided the death or disability occurs after the purchase of the shares;

(v) up to 10% per year of the value of a Fund account which (a) has a value of at least $10,000 at the start of such year and (b) is subject to an Automatic Withdrawal Plan (See “How to Redeem—Automatic Withdrawal Plan”); and

(vi) redemptions effected pursuant to a Fund’s right to involuntarily redeem a shareholder’s Fund account if the aggregate net asset value of shares held in the account is less than a minimum account size specified in the Fund’s prospectus.

The Distributor may require documentation prior to waiver of the CDSC for any class, including distribution letters, certification by plan administrators, applicable tax forms, death certificates, physicians’ certificates (e.g., with respect to disabilities), etc.

Exempt Transactions; No CDSCs or Payments to Brokers

Investors will not be subject to CDSCs, and brokers and dealers will not receive any commissions or reallowances of initial sales charges or advancements of service and distribution fees, on the transactions described below (which are sometimes referred to as “Exempt Transactions”):

•	A redemption by a holder of Class A or Class C shares where the participating broker or dealer involved in the purchase of such shares waived all payments it normally would receive from the Distributor at the time of purchase (e.g., commissions and/or reallowances of initial sales charges and advancements of service and distribution fees).

•	A redemption by a holder of Class A or Class C shares where, by agreement with the Distributor, the participating broker or dealer involved in the purchase of such shares waived a portion of any payment it normally would receive from the Distributor at the time of purchase (or otherwise agreed to a variation from the normal payment schedule) in connection with such purchase.

•	Transactions described under clause (A) of Note 4 to the tables in the subsection “Initial Sales Charge Alternative—Class A Shares.”

Initial Sales Charge Alternative—Class A Shares

Class A shares are sold at a public offering price equal to their net asset value per share plus a sales charge, as set forth below. As indicated below under “Class A Deferred Sales Charge,” certain investors that purchase $1,000,000 ($250,000 in the case of the Floating Income, Low Duration, Short Duration Municipal Income and Short-Term Funds) or more of any Fund’s Class A shares (and thus pay no initial sales charge) may be subject to a CDSC of up to 1% if they redeem such shares during the first 18 months after their purchase.

Initial Sales Charge — Class A Shares

Asset Allocation, CommodityRealReturn Strategy, International StocksPLUS TR Strategy, RealEstateRealReturn Strategy, NFJ Large-Cap Value, CCM Capital Appreciation, NFJ Dividend Value, NFJ International Value, PEA Growth, PEA Growth & Income, RCM Innovation, CCM Mid-Cap, NACM Flex-Cap Value, NACM Global, NACM Growth, NACM International, NACM Pacific Rim, OCC Core Equity, PEA Opportunity, RCM Biotechnology, RCM Global Healthcare, RCM Global Small-Cap, RCM Global Technology, RCM International Growth Equity, RCM Large-Cap Growth, RCM Mid-Cap, RCM Targeted Core Growth, OCC Renaissance, NFJ Small-Cap Value, PEA Target and OCC Value Funds.

Amount of Purchase	Sales Charge as % of Net Amount Invested		Sales Charge as % of Public Offering Price		Discount or Commission to dealers as % of Public Offering Price**
$0 - $49,999	5.82%		5.50%		4.75%
$50,000 - $99,999	4.71%		4.50%		4.00%
$100,000 - 249,999	3.63%		3.50%		3.00%
$250,000 - $499,999	2.56%		2.50%		2.00%
$500,000 - $999,999	2.04%		2.00%		1.75%
$1,000,000 +	0.00	%(1)	0.00	%(1)	0.00	%(2)

All Asset, Diversified Income, Developing Local Markets, Emerging Markets Bond, Foreign Bond (Unhedged), Foreign Bond (U.S. Dollar-Hedged), Global Bond (U.S. Dollar-Hedged), GNMA, High Yield, Investment Grade Corporate Bond, Long-Term U.S. Government, StocksPLUS Total Return, Total Return and Total Return Mortgage Funds

Amount of Purchase	Sales Charge as % of Net Amount Invested		Sales Charge as % of Public Offering Price		Discount or Commission to dealers as % of Public Offering Price**
$0 - $99,999	3.90%		3.75%		3.25%
$100,000 - $249,999	3.36%		3.25%		2.75%
$250,000 - $499,999	2.30%		2.25%		2.00%
$500,000 - $999,999	1.78%		1.75%		1.50%
$1,000,000+	0.00	%(1)	0.00	%(1)	0.00	%(3)

California Intermediate Municipal Bond, California Municipal Bond, Fundamental IndexPLUS TR, Municipal Bond, New York Municipal Bond, Real Return and StocksPLUS Funds

Amount of Purchase	Sales Charge as % of Net Amount Invested		Sales Charge as % of Public Offering Price		Discount or Commission to dealers as % of Public Offering Price**
$0 - $99,999	3.09%		3.00%		2.50%
$100,000 - $249,999	2.04%		2.00%		1.75%
$250,000 - $499,999	1.52%		1.50%		1.25%
$500,000 - $999,999	1.27%		1.25%		1.00%
$1,000,000+	0.00	%(1)	0.00	%(1)	0.00	%(3)

Floating Income, Low Duration, Short Duration Municipal Income and Short-Term Funds

Amount of Purchase	Sales Charge as % of Net Amount Invested		Sales Charge as % of Public Offering Price		Discount or Commission to dealers as % of Public Offering Price**
$0 - $99,999	2.30%		2.25%		2.00%
$100,000 - $249,999	1.27%		1.25%		1.00%
$250,000+	0.00	%(1)	0.00	%(1)	0.00	%(4)

**	From time to time, these discounts and commissions may be increased pursuant to special arrangements between the Distributor and certain participating brokers.
1.	As shown, investors that purchase more than $1,000,000 of any Fund’s Class A shares ($250,000 in the case of the Floating Income, Low Duration, Short Duration Municipal Income and Short-Term Funds) will not pay any initial sales charge on such purchase. However, except with regard to purchases of Class A shares of the Money Market Fund and certain purchases of Class A shares of the California Intermediate Municipal Bond, California Municipal Bond, Low Duration, New York Municipal Bond and Short-Term Funds described in Note 4 below, purchasers of $1,000,000 ($250,000 in the case of the Floating Income, Low Duration, Short Duration Municipal Income and Short-Term Funds) or more of Class A shares (other than those purchasers described below under “Sales at Net Asset Value” where no commission is paid) will be subject to a CDSC of up to 1% (0.50% in the case of the California Intermediate Municipal Bond, California Municipal Bond, Floating Income, New York Municipal Bond, Short Duration Municipal Income and Short-Term Funds and 0.75% in the case of the Low Duration Fund) if such shares are redeemed during the first 18 months after such shares are purchased unless such purchaser is eligible for a waiver of the CDSC as described under “Waiver of Contingent Deferred Sales Charges” above. See “Class A Deferred Sales Charge” below.
2.	The Distributor will pay a commission to dealers who sell amounts of $1,000,000 or more of Class A shares according to the following schedule: 0.75% of the first $2,000,000, 0.50% of amounts from $2,000,001 to $5,000,000, and 0.25% of amounts over $5,000,000. These payments are not made in connection with sales to employer-sponsored plans.

3.	The Distributor will pay a commission to dealers who sell amounts of $1,000,000 or more of Class A shares of each of these Funds except for the Money Market Fund (for which no payment is made), in each case according to the following schedule: 0.50% of the first $2,000,000 and 0.25% of amounts over $2,000,000. These payments are not made in connection with sales to employer-sponsored plans.
4.	(A) The Distributor will pay a commission to dealers who sell $250,000 or more of Class A shares of the Floating Income, Low Duration, Short Duration Municipal Income and Short-Term Funds at the annual rate of 0.15% (0.35% in the case of the Low Duration Fund) of the net asset value of such Class A shares as in effect from time to time; such commission shall be paid in installments covering the 18 month period commencing with the date of sale. Such installments shall be paid after the end of calendar quarters in accordance with the Distributor’s practice, which may change from time to time. Investors purchasing Class A shares of such Funds through such dealers will not be subject to the Class A CDSC on such shares. (B) Alternatively, dealers may elect (through an agreement with the Distributor) to receive a commission at the time of sale on purchases of $250,000 or more of these Funds of 0.25% of the public offering price (for purchases of the Floating Income, Short Duration Municipal Income and Short-Term Funds) or 0.50% of the public offering price (for purchases of the Low Duration Fund). Investors who purchase through dealers that elect the commission schedule described in this clause (B) will be subject to the Class A CDSC. (C) In addition to the commissions described in (A) and (B) above, dealers may be entitled to receive an annual servicing fee of 0.25% (0.20% effective January 1, 2005 until March 31, 2006 (unless extended)), on all outstanding Class A shares of the Short Duration Municipal Income and Short-Term Funds, even if purchased before January 1, 2005) of the net asset value of such shares for so long as such shares are outstanding, as described below under “Participating Brokers.” These payments are not made in connection with sales to employer-sponsored plans.

Each Fund receives the entire net asset value of its Class A shares purchased by investors (i.e., the gross purchase price minus the applicable sales charge). The Distributor receives the sales charge shown above less any applicable discount or commission “reallowed” to participating brokers in the amounts indicated in the table above. The Distributor may, however, elect to reallow the entire sales charge to participating brokers for all sales with respect to which orders are placed with the Distributor for any particular Fund during a particular period. During such periods as may from time to time be designated by the Distributor, the Distributor will pay an additional amount of up to 0.50% of the purchase price on sales of Class A shares of all or selected Funds purchased to each participating broker which obtains purchase orders in amounts exceeding thresholds established from time to time by the Distributor.

Shares issued pursuant to the automatic reinvestment of income dividends or capital gains distributions are issued at net asset value and are not subject to any sales charges.

Under the circumstances described below, investors may be entitled to pay reduced sales charges for Class A shares.

These discounts and commissions may be increased pursuant to special arrangements from time to time agreed upon between the Distributor and certain participating brokers.

Combined Purchase Privilege. Investors may qualify for a reduced sales charge on Class A shares by combining purchases of the Class A shares of one or more Funds (other than the Money Market Fund) which offer Class A shares (together, “Eligible Funds”) into a single purchase (a “Single Purchase”), if the resulting purchase totals at least $50,000. The term Single Purchase refers to:

(i)	a single purchase by an individual, or concurrent purchases, which in the aggregate are at least equal to the prescribed amount, by an individual, his or her spouse and their children under the age of 21 years purchasing Class A shares of the Eligible Funds for his, her or their own account(s);

(ii)	a single purchase by a trustee or other fiduciary purchasing shares for a single trust, estate or fiduciary account although more than one beneficiary is involved; or

(iii)	a single purchase for the employee benefit plans of a single employer.

For further information, call the Distributor at 1-800-426-0107 or your broker.

Cumulative Quantity Discount (Right of Accumulation). A purchase of Class A shares of any Eligible Fund (which does not include the Money Market Fund) may qualify for a Cumulative Quantity Discount at the rate applicable to the discount bracket obtained by adding:

(i)	the amount of the investor’s total current purchase (including any sales charge);

(ii)	the aggregate net asset value (at the close of business on the day of the current purchase) of all Class A, Class B and Class C shares of any Eligible Fund held by the investor; and

(iii)	the net asset value (at the close of business on the day of the current purchase) of all Class A, Class B and Class C shares owned by another shareholder eligible to be combined with the investor’s purchase into a Single Purchase.

For example, if a shareholder owned Class A shares of the PEA Growth & Income Fund with a current net asset value of $10,000, Class B shares of the RCM Innovation Fund with a current net asset value of $5,000 and Class C shares of the PEA Target Fund with a current net asset value of $10,000 and he wished to purchase Class A shares of the PEA Growth Fund with a purchase price of $30,000 (including sales charge), the sales charge for the $30,000 purchase would be at the 4.50% rate applicable to a single $55,000 purchase of shares of the PEA Growth Fund, rather than the 5.50% rate that would otherwise apply to a $30,000 purchase. The discount will be applied only to the current purchase (i.e., the $30,000 purchase), not to any previous transaction.

Shares purchased or held by an investor through a Covered Plan (as defined above) or other employer-sponsored benefit program do not count for purposes of determining whether an investor qualifies for a Cumulative Quantity Discount.

Letter of Intent. An investor may also obtain a reduced sales charge on purchases of Class A shares by means of a written Letter of Intent, which expresses an intention to invest not less than $50,000 within a period of 13 months in Class A shares of any Eligible Fund(s) (which does not include the Money Market Fund). The maximum intended investment amount allowable in a Letter of Intent is $1,000,000 (except for Class A shares of the Floating Income, Low Duration Fund, Short Term Fund, and Short Duration Municipal Income Fund, for which the maximum intended investment amount is $100,000). Each purchase of shares under a Letter of Intent will be made at the public offering price or prices applicable at the time of such purchase to a Single Purchase of the dollar amount indicated in the Letter. At the investor’s option, a Letter of Intent may include purchases of Class A shares of any Eligible Fund made not more than 90 days prior to the date the Letter of Intent is signed; however, the 13-month period during which the Letter is in effect will begin on the date of the earliest purchase to be included and the sales charge on any purchases prior to the Letter will not be adjusted. In making computations concerning the amount purchased for purpose of a Letter of Intent, any redemptions during the operative period are deducted from the amount invested.

Investors qualifying for the Combined Purchase Privilege described above may purchase shares of the Eligible Funds (which does not include the Money Market Fund) under a single Letter of Intent. For example, if at the time you sign a Letter of Intent to invest at least $100,000 in Class A shares of any Eligible Fund, you and your spouse each purchase Class A shares of the PEA Growth Fund worth $30,000 (for a total of $60,000), it will only be necessary to invest a total of $40,000 during the following 13 months in Class A shares of any of the Eligible Funds to qualify for the 3.50% sales charge on the total amount being invested (the sales charge applicable to an investment of $100,000 in any of the Funds other than the All Asset, California Intermediate Municipal Bond, California Municipal Bond, Developing Local Markets, Diversified Income, Emerging Markets Bond, Foreign Bond (Unhedged), Foreign Bond (U.S. Dollar-Hedged), Fundamental IndexPLUS TR, Global Bond (U.S. Dollar-Hedged), GNMA, High Yield, Investment Grade Corporate Bond, Long-Term U.S. Government, Low Duration, Money Market, Municipal Bond, New York Municipal Bond, Real Return, Short Duration Municipal Income, Short-Term, StocksPLUS, StocksPLUS Total Return, Total Return and Total Return Mortgage Funds).

A Letter of Intent is not a binding obligation to purchase the full amount indicated. The minimum initial investment under a Letter of Intent is 5% of such amount. Shares purchased with the first 5% of the amount indicated in the Letter of Intent will be held in escrow (while remaining registered in your name) to secure payment of the higher sales charge applicable to the shares actually purchased in the event the full intended amount is not purchased. If the full amount indicated is not purchased, a sufficient amount of such escrowed shares will be involuntarily redeemed to pay the additional sales charge applicable to the amount actually purchased, if necessary. Dividends on escrowed shares, whether paid in cash or reinvested in additional Eligible Fund shares, are not subject to escrow. When the full amount indicated has been purchased, the escrow will be released.

If you wish to enter into a Letter of Intent in conjunction with your initial investment in Class A shares of a Fund, you should complete the appropriate portion of the account application. If you are a current Class A shareholder desiring to do so you may obtain a form of Letter of Intent by contacting the Distributor at 1-800-426-0107 or any broker participating in this program.

Shares purchased or held by an investor through a Covered Plan (as defined above) do not count for purposes of determining whether an investor has qualified for a reduced sales charge through the use of a Letter of Intent.

Reinstatement Privilege. A Class A shareholder who has caused any or all of his shares (other than the Money Market Fund shares that were not acquired by exchanging Class A shares of another Fund) to be redeemed may reinvest all or any portion of the redemption proceeds in Class A shares of any Eligible Fund at net asset value without any sales charge, provided that such reinvestment is made within 120 calendar days after the redemption or repurchase date. Shares are sold to a reinvesting shareholder at the net asset value next determined. See “How Net Asset Value is Determined” in the applicable Retail Prospectus. A reinstatement pursuant to this privilege will not cancel the redemption transaction and, consequently, any gain or loss so realized may be recognized for federal tax purposes except that no loss may be recognized to the extent that the proceeds are reinvested in shares of the same Fund within 30 days. The reinstatement privilege may be utilized by a shareholder only once, irrespective of the number of shares redeemed, except that the privilege may be utilized without limit in connection with transactions whose sole purpose is to transfer a shareholder’s interest in a Fund to his Individual Retirement Account or other qualified retirement plan account. An investor may exercise the reinstatement privilege by written request sent to the Distributor or to the investor’s broker.

Sales at Net Asset Value. Each Fund may sell its Class A shares at net asset value without a sales charge to

(i) current or retired officers, trustees, directors or employees of either Trust, Allianz, Allianz Global Fund Management, Pacific Investment Management Company or the Distributor, other affiliates of Allianz Global Fund Management and funds advised or subadvised by any such affiliates, in any case at the discretion of Allianz Global Fund Management, Pacific Investment Management Company or the Distributor; a parent, brother or sister of any such officer, trustee, director or employee or a spouse or child of any of the foregoing persons, or any trust, profit-sharing or pension plan for the benefit of any such person and to any other person if the Distributor anticipates that there will be minimal sales expenses associated with the sale;

(ii) current registered representatives and other full-time employees of participating brokers or such persons’ spouses or for trust or custodial accounts for their minor children;

(iii) trustees or other fiduciaries purchasing shares for certain plans sponsored by employers, professional organizations or associations or charitable organizations, the trustee, administrator, recordkeeper, fiduciary, broker, trust company or registered investment adviser for which has an agreement with the Distributor, Allianz Global Fund Management or Pacific Investment Management Company with respect to such purchases (including provisions related to minimum levels of investment in the Trust), and to participants in such plans and their spouses purchasing for their account(s) or IRAs;

(iv) participants investing through accounts known as “wrap accounts” established with brokers or dealers approved by the Distributor where such brokers or dealers are paid a single, inclusive fee for brokerage and investment management services;

(v) client accounts of broker-dealers or registered investment advisers affiliated with such broker-dealers with which the Distributor, Allianz Global Fund Management or Pacific Investment Management Company has an agreement for the use of a Fund in particular investment products or programs or in particular situations;

(vi) accounts for which the company that serves as trustee or custodian either (a) is affiliated with Allianz Global Fund Management or Pacific Investment Management Company or (b) has a specific agreement to that effect with the Distributor; and

(vii) investors who purchase shares in “Exempt Transactions,” as described under “Exempt Transactions; No CDSCs or Payments to Brokers” above.

The Distributor will only pay service fees and will not pay any initial commission or other fees to dealers upon the sale of Class A shares to the purchasers described in sub-paragraphs (i) through (vii) above except that the Distributor will pay initial commissions to any dealer for sales to purchasers described under sub-paragraph (iii) above provided such dealer has a written agreement with the Distributor specifically providing for the payment of such initial commissions.

Notification of Distributor. In many cases, neither the Trusts, the Distributor nor the transfer agents will have the information necessary to determine whether a quantity discount or reduced sales charge is applicable to a purchase. An investor or participating broker must notify the Distributor whenever a quantity discount or reduced sales charge is applicable to a purchase and must provide the Distributor with sufficient information at the time of purchase to verify that each purchase qualifies for the privilege or discount, including such information as is necessary to obtain any applicable “combined treatment” of an investor’s holdings in multiple accounts. Upon such notification, the investor will receive the lowest applicable sales charge. For investors investing in Class A shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor obtains the proper quantity discount or reduced sales charge. The quantity discounts and commission schedules described above may be modified or terminated at any time.

Class A Deferred Sales Charge. For purchases of Class A shares of all Funds (except the California Intermediate Municipal Bond, California Municipal Bond, Floating Income, Low Duration, Money Market, New York Municipal Bond, Short Duration Municipal Income and Short-Term Funds), investors who purchase $1,000,000 ($250,000 in the case of the Floating Income, Low Duration, Short Duration Municipal Income and Short-Term Funds) or more of Class A shares (and, thus, purchase such shares without any initial sales charge) may be subject to a 1% CDSC if such shares are redeemed within 18 months of their purchase. Certain purchases of Class A shares of the California Intermediate Municipal Bond, California Municipal Bond, Floating Income, Low Duration, New York Municipal Bond, Short Duration Municipal Income and Short-Term Funds described above under “Initial Sales Charge—Class A Shares” will be subject to a CDSC of 0.75% (for the Low Duration Fund) or 0.50% (for the California Intermediate Municipal Bond, California Municipal Bond, New York Municipal Bond, Floating Income, Short Duration Municipal Income and Short-Term Funds) if such shares are redeemed within 18 months after their purchase. The CDSCs described in this paragraph are sometimes referred to as the “Class A CDSC.” Shares of certain Funds purchased prior to October 1, 2001 are subject to different Class A CDSC rates. The Class A CDSC does not apply to investors purchasing any Fund’s Class A shares if such investors are otherwise eligible to purchase Class A shares without any sales charge because they are described under “Sales at Net Asset Value” above.

Calculation of CDSC on Shares Purchased on or Before December 31, 2001. For purchases subject to the Class A CDSC, a CDSC will apply for any redemption of such Class A shares that occurs within 18 months of their purchase. No CDSC will be imposed if the shares redeemed have been acquired through the reinvestment of dividends or capital gains distributions or if the amount redeemed is derived from increases in the value of the account above the amount of purchase payments subject to the CDSC. In determining whether a CDSC is payable, it is assumed that the shareholder will redeem first the lot of Class A shares which will incur the lowest CDSC. Any CDSC imposed on a redemption of Class A shares is paid to the Distributor. The manner of calculating the CDSC on Class A shares purchased after December 31, 2001 differs and is described below under “Calculation of CDSC on Shares Purchased After December 31, 2001.”

The Class A CDSC does not apply to Class A shares of the Money Market Fund or to certain purchases of Class A shares of the California Intermediate Municipal Bond, California Municipal Bond, Floating Income, Low Duration, New York Municipal Bond, Short Duration Municipal Income and Short-Term Funds described above under “Initial Sales Charge — Class A Shares.” However, if Class A shares of these Funds are purchased in a transaction that, for any other Fund, would be subject to the CDSC (i.e., a purchase of $1,000,000 or more ($249,999 or more in the case of the Floating Income, Low Duration, Short Duration Municipal Income and Short-Term Funds)) and are subsequently exchanged for Class A shares of any other Fund, a Class A CDSC will apply to the shares of the Fund(s) acquired by exchange for a period of 18 months from the date of the exchange.

The Class A CDSC is currently waived in connection with certain redemptions as described above under “Alternative Purchase Arrangements—Waiver of Contingent Deferred Sales Charges.” For more information about the Class A CDSC, call the Distributor at 1-800-426-0107.

For Class A shares outstanding for 18 months or more, the Distributor may also pay participating brokers annual servicing fees of 0.25% (0.20% effective January 1, 2005 until March 31, 2006 (unless extended), on all outstanding Class A shares of the Short Duration Municipal Income and Short-Term Funds, even if the shares were purchased before January 1, 2005) of the net asset value of such shares.

Deferred Sales Charge Alternative—Class B Shares

Class B shares are sold at their current net asset value without any initial sales charge. The full amount of an investor’s purchase payment will be invested in shares of the Fund(s) selected.

Calculation of CDSC on Shares Purchased On or Before December 31, 2001. A CDSC will be imposed on Class B shares if an investor redeems an amount which causes the current value of the investor’s account for a Fund to fall below the total dollar amount of purchase payments subject to the CDSC, except that no CDSC is imposed if the shares redeemed have been acquired through the reinvestment of dividends or capital gains distributions or if the amount redeemed is derived from increases in the value of the account above the amount of purchase payments subject to the CDSC. The manner of calculating the CDSC on Class B shares purchased after December 31, 2001 differs and is described below under “Calculation of CDSC on Shares Purchased After December 31, 2001.

Class B shares of the Short-Term Fund and the Money Market Fund are not offered for initial purchase but may be obtained through exchanges of Class B shares of other Funds. See “Exchange Privilege” below. Class B shares are not available for purchase by employer sponsored retirement plans.

Whether a CDSC is imposed and the amount of the CDSC will depend on the number of years since the investor made a purchase payment from which an amount is being redeemed. Class B shares of the All Asset, Diversified Income, Emerging Markets Bond, Foreign Bond (U.S. Dollar-Hedged), Global Bond (U.S. Dollar-Hedged), GNMA, High Yield, Long-Term U.S. Government, StocksPLUS Total Return, Total Return and Total Return Mortgage Funds purchased prior to October 1, 2004 and all other Allianz Funds and PIMCO Funds purchased at any time are subject to the CDSC according to the following schedule:

Years Since Purchase Payment was Made	Percentage Contingent Deferred Sales Charge
First	5
Second	4
Third	3
Fourth	3
Fifth	2
Sixth	1
Seventh and thereafter	0*

*	After the seventh year, Class B shares of the series of the PIMCO Funds purchased on or before December 31, 2001 and Class B shares of series of the Allianz Trust and series of the PIMCO Trust not listed above purchased after September 30, 2004 convert into Class A shares as described below. Class B shares of the series of the Allianz Funds and PIMCO Funds purchased after December 31, 2001 but before October 1, 2004 convert into Class A shares after the eighth year.

Class B shares of All Asset, Diversified Income, Emerging Markets Bond, Foreign Bond (U.S. Dollar-Hedged), Global Bond (U.S. Dollar-Hedged), GNMA, High Yield, Long-Term U.S. Government, StocksPLUS Total Return, Total Return and Total Return Mortgage Funds purchased on or after October 1, 2004 are subject to the CDSC according to the following schedule:

Years Since Purchase Payment was Made	Percentage Contingent Deferred Sales Charge
First	3.50
Second	2.75
Third	2.00
Fourth	1.25
Fifth	0.50
Sixth and thereafter	0*

*	After the fifth year, Class B shares of All Asset, Diversified Income, Emerging Markets Bond, Foreign Bond (U.S. Dollar-Hedged), Global Bond (U.S. Dollar-Hedged), GNMA, High Yield, Long-Term U.S. Government, StocksPLUS Total Return, Total Return and Total Return Mortgage Funds purchased on or after October 1, 2004 will convert into Class A shares.

In determining whether a CDSC is payable on shares purchased on or before December 31, 2001, it is assumed that the shareholder will redeem first the lot of shares which will incur the lowest CDSC.

The following example will illustrate the operation of the Class B CDSC on shares purchased on or before December 31, 2001:

Assume that an individual opens a Fund account and makes a purchase payment of $10,000 for Class B shares of a Fund and that six months later the value of the investor’s account for that Fund has grown through investment performance and reinvestment of distributions to $11,000. The investor then may redeem up to $1,000 from that Fund account ($11,000 minus $10,000) without incurring a CDSC. If the investor should redeem $3,000 from that Fund account, a CDSC would be imposed on $2,000 of the redemption (the amount by which the investor’s account for the Fund was reduced below the amount of the purchase payment). At the rate of 5%, the Class B CDSC would be $100.

In determining whether an amount is available for redemption without incurring a CDSC, the purchase payments made for all Class B shares in the shareholder’s account for the particular Fund are aggregated, and the current value of all such shares is aggregated. Any CDSC imposed on a redemption of Class B shares is paid to the Distributor.

Class B shares are subject to higher distribution fees than Class A shares for a fixed period after their purchase, after which they automatically convert to Class A shares and are no longer subject to such higher distribution fees. Class B shares of the All Asset, Diversified Income, Emerging Markets Bond, Foreign Bond (U.S. Dollar-Hedged), Global Bond (U.S. Dollar-Hedged), GNMA, High Yield, Long-Term U.S. Government, StocksPLUS Total Return, Total Return and Total Return Mortgage Funds purchased on or after October 1, 2004 automatically convert into Class A shares after they have been held for five years (seven years for Class B shares purchased on or before December 31, 2001 and eight years for Class B shares purchased after December 31, 2001 but before September 30, 2004). Class B shares of each series of the Allianz Trust and the series of the PIMCO Trust not listed above automatically convert into Class A shares after they have been held for seven years (eight years for Class B shares purchased after December 31, 2001 but before October 1, 2004).

For sales of Class B shares made and services rendered to Class B shareholders, the Distributor intends to make payments to participating brokers, at the time a shareholder purchases Class B shares, of 4.00% of the purchase amount for each of the Funds (except in the case of the All Asset Fund, Diversified Income Fund, Emerging Markets Bond Fund, Foreign Bond (U.S. Dollar-Hedged) Fund, Global Bond (U.S. Dollar-Hedged) Fund, GNMA Fund, High Yield Fund, Long-Term U.S. Government Fund, StocksPLUS Total Return Fund, Total Return Fund and Total Return Mortgage Fund, for which such payments will be at the rate of 3.00% of the purchase amount). For Class B shares outstanding for one year or more, the Distributor may also pay participating brokers annual servicing fees of 0.25% (0.20% effective January 1, 2005 until March 31, 2006 (unless extended), on all outstanding Class B shares of the Short-Term Fund, even if the shares were purchased before January 1, 2005) of the net asset value of such shares. During such periods as may from time to time be designated by the Distributor, the Distributor will pay selected participating brokers an additional amount of up to 0.50% of the purchase price on sales of Class B shares of all or selected Funds purchased to each participating broker which obtains purchase orders in amounts exceeding thresholds established from time to time by the Distributor.

The Class B CDSC is currently waived in connection with certain redemptions as described above under “Alternative Purchase Arrangements —Waiver of Contingent Deferred Sales Charges.” For more information about the Class B CDSC, call the Distributor at 1-800-426-0107.

Calculation of CDSC on Shares Purchased After December 31, 2001. The manner of calculating the CDSC on Class B and Class C shares (and where applicable, Class A shares) purchased after December 31, 2001 differs from that described above.

Under the new calculation method, for shares purchased after December 31, 2001, the following rules apply:

•	Shares acquired through the reinvestment of dividends or capital gains distributions will be redeemed first and will not be subject to any CDSC.

•	For the redemption of all other shares, the CDSC will be based on either the shareholder’s original purchase price or the then current net asset value of the shares being sold, whichever is lower.

•	CDSCs will be deducted from the proceeds of the shareholder’s redemption, not from amounts remaining in the shareholder’s account.

•	In determining whether a CDSC is payable, it is assumed that the shareholder will redeem first the lot of shares which will incur the lowest CDSC.

The following example illustrates the operation of the Class B CDSC on Class B shares purchased after December 31, 2001:

Assume that an individual opens an account and makes a purchase payment of $10,000 for 1,000 Class B shares of a Fund (at $10 per share) and that six months later the value of the investor’s account for that Fund has grown through investment performance to $11,000 ($11 per share). If the investor should redeem $2,200 (200 shares), a CDSC would be applied against $2,000 of the redemption (the purchase price of the shares redeemed, because the purchase price is lower than the current net asset value of such shares ($2,200)). At the rate of 5%, the Class B CDSC would be $100.

For investors investing in Class B shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor is credited with the proper holding period for the shares redeemed.

Except as otherwise disclosed herein or in the appropriate Prospectus(es), Class B shares that are received in an exchange will be subject to a CDSC to the same extent as the shares exchanged. In addition, Class B shares that are received in an exchange will convert into Class A shares at the same time as the original shares would have converted into Class A shares. For example, Class B shares of the Allianz Trust received in an exchange for Class B shares of the PIMCO Trust purchased on or after October 1, 2004, will convert into Class A shares after the fifth year. Class C shares received in exchange for Class C shares with a different CDSC period will have the same CDSC period as the shares exchanged. Furthermore, shares that are received in an exchange will be subject to the same CDSC calculation as the shares exchanged. In other words, shares received in exchange for shares purchased on or before December 31, 2001 will be subject to the same manner of CDSC calculation as the shares exchanged.

Conversion of Class B Shares Purchased Through Reinvestment of Distributions. For purposes of determining the date on which Class B shares convert into Class A shares, a Class B share purchased through the reinvestment of dividends or capital gains distributions (a “Distributed Share”) will be considered to have been purchased on the purchase date (or deemed purchase date) of the Class B share through which such Distributed Share was issued.

Asset Based Sales Charge Alternative—Class C Shares

Class C shares are sold at their current net asset value without any initial sales charge. A CDSC is imposed on Class C shares if an investor redeems an amount which causes the current value of the investor’s account for a Fund to fall below the total dollar amount of purchase payments subject to the CDSC, except that no CDSC is imposed if the shares redeemed have been acquired through the reinvestment of dividends or capital gains distributions or if the amount redeemed is derived from increases in the value of the account above the amount of purchase payments subject to the CDSC. All of an investor’s purchase payments are invested in shares of the Fund(s) selected.

Whether a CDSC is imposed and the amount of the CDSC will depend on the number of years since the investor made a purchase payment from which an amount is being redeemed. Purchases are subject to the CDSC according to the following schedule:

Years Since Purchase Payment was Made	Percentage Contingent Deferred Sales Charge
First*	1
Thereafter	0

*	Shares of the CommodityRealReturn Strategy, International StocksPLUS TR Strategy, RealEstateRealReturn Strategy, NACM Global, NACM International, NACM Pacific Rim, NFJ International Value, RCM Global Healthcare, RCM Global Small-Cap, RCM Global Technology and RCM International Growth Equity Funds are subject to the Class C CDSC for the first eighteen months after purchase.

In determining whether a CDSC is payable on Class C shares purchased on or before December 31, 2001, it is assumed that the shareholder will redeem first the lot of Class C shares which will incur the lowest CDSC. Any CDSC imposed on a redemption of Class C shares is paid to the Distributor.

The following example will illustrate the operation of the Class C CDSC on shares purchased on or before December 31, 2001:

Assume that an individual opens a Fund account and makes a purchase payment of $10,000 for Class C shares of a Fund and that six months later the value of the investor’s account for that Fund has grown through investment performance and reinvestment of distributions to $11,000. The investor then may redeem up to $1,000 from that Fund account ($11,000 minus $10,000) without incurring a CDSC. If the investor should redeem $3,000 from that Fund account, a CDSC would be imposed on $2,000 of the redemption (the amount by which the investor’s account for the Fund was reduced below the amount of the purchase payment). At the rate of 1%, the Class C CDSC would be $20.

Any CDSC imposed on a redemption of Class C shares is paid to the Distributor. For investors investing in Class C shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor is credited with the proper holding period for the shares redeemed. Unlike Class B shares, Class C shares do not automatically convert to any other class of shares of the Funds.

The manner of calculating the CDSC on Class C shares purchased after December 31, 2001 is the same as that of Class B shares purchased after December 31, 2001, as described above under “Calculation of CDSC on Shares Purchased After December 31, 2001.”

Except as described below, for sales of Class C shares made and services rendered to Class C shareholders, the Distributor expects to make payments to participating brokers, at the time the shareholder purchases Class C shares, of 1.00% (representing 0.75% distribution fees and 0.25% servicing fees) of the purchase amount for all Funds, except the Floating Income, Low Duration, Money Market, Municipal Bond, Real Return, Short Duration Municipal Income, Short-Term and StocksPLUS Funds. For the Low Duration, Municipal Bond, Real Return and StocksPLUS Funds, the Distributor expects to make payments of 0.75% (representing 0.50% distribution fees and 0.25% service fees); for the Floating Income Fund, the Distributor expects to make payments of 0.55% (representing 0.30% distribution fees and 0.25% service fees); and for the Short Duration Municipal Income and Short-Term Funds, the Distributor expects to make payments, effective January 1, 2005 until March 31, 2006 (unless extended), of 0.50% (representing 0.30% distribution fees and 0.20% service fees); and for the Money Market Fund, the Distributor expects to make no payment. For sales of Class C shares made to participants making periodic purchases of not less than $50 through certain employer sponsored savings plans which are clients of a broker-dealer with which the Distributor has an agreement with respect to such purchases, no payments are made at the time of purchase. During such periods as may from time to time be designated by the Distributor, the Distributor will pay an additional amount of up to 0.50% of the purchase price on sales of Class C shares of all or selected Funds purchased to each participating broker which obtains purchase orders in amounts exceeding thresholds established from time to time by the Distributor.

In addition, after the time of shareholder purchase for sales of Class C shares made and services rendered to Class C shareholders, the Distributor expects to make annual payments to participating brokers as follows:

Fund	Annual Service Fee*	Annual Distribution Fee*	Total
Low Duration, Real Return, Municipal Bond and StocksPLUS Funds	0.25%	0.45%	0.70%
Short-Term and Short Duration Municipal Income Funds	0.20%**	0.25%	0.45%
Floating Income Fund	0.25%	0.25%	0.50%
Money Market Fund	0.10%	0.00%	0.10%
CommodityRealReturn Strategy, Developing Local Markets, Fundamental IndexPLUS TR, International StocksPLUS TR Strategy, RealEstateRealReturn Strategy, NACM Global, NACM Pacific Rim, RCM Global Healthcare, RCM Global Small-Cap, RCM Global Technology and RCM International Growth Equity Funds	0.25%	0.75%	1.00%
All other Funds	0.25%	0.65%	0.90%

*	Paid with respect to shares outstanding for one year or more (or a shorter period if the Distributor has an agreement with the broker to that effect) so long as such shares remain outstanding, and calculated as a percentage of the net asset value of such shares.
**	Effective January 1, 2005 until March 31, 2006 (unless extended) on all outstanding Class C shares of the Short Duration Municipal Income and Short-Term Funds, even if the shares were purchased before that date.

The Class C CDSC is currently waived in connection with certain redemptions as described above under “Alternative Purchase Arrangements—Waiver of Contingent Deferred Sales Charges.” For more information about the Class C CDSC, contact the Distributor at 1-800-426-0107.

No Sales Charge Alternative – Class R Shares

Class R shares are sold at their current net asset value without any initial sales charge. The full amount of the investor’s purchase payment will be invested in shares of the Fund(s). Class R shares are not subject to a CDSC upon redemption by an investor. For sales of Class R shares made and services rendered to Class R shareholders, the Distributor expects to make payments to participating brokers and, with respect to servicing fees, other financial intermediaries (which may include specified benefit plans, their service providers and their sponsors), at the time the shareholder purchases Class R shares, of up to 0.50% (representing up to 0.25% distribution fees and up to 0.25% servicing fees) of the purchase (up to 0.45% effective January 1, 2005 until March 31, 2006 (unless extended), on all outstanding Class R shares of the Short-Term Fund, representing up to 0.25% distribution fees and up to 0.20% servicing fees).

Information For All Share Classes

Brokers and other financial intermediaries provide varying arrangements for their clients to purchase and redeem Fund shares. Some may establish higher minimum investment requirements than set forth above. Firms may arrange with their clients for other investment or administrative services and may independently establish and charge transaction fees and/or other additional amounts to their clients for such services, which charges would reduce clients’ return. Firms also may hold Fund shares in nominee or street name as agent for and on behalf of their customers. In such instances, the Trusts’ transfer agent will have no information with respect to or control over accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their broker. In addition, certain privileges with respect to the purchase and redemption of shares or the reinvestment of dividends may not be available through such firms. Some firms may participate in a program allowing them access to their clients’ accounts for servicing including, without limitation, transfers of registration and dividend payee changes; and may perform functions such as generation of confirmation statements and disbursement of cash dividends.

The Distributor, the Funds’ administrators and their affiliates may pay, out of their own assets and at no cost to the Funds, amounts to participating brokers and other financial intermediaries for providing bona fide shareholder services to shareholders holding Fund shares in nominee or street name. Services performed by such financial intermediaries may include, but are not limited to, the following: processing and mailing trade confirmations, monthly statements, prospectuses, annual reports, semi-annual reports and shareholder notices and other SEC required communications; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals and automated investment plans and shareholder account registrations. For these services, the Distributor, an administrator and their affiliates may pay (i) annual per account charges that in the aggregate generally range from $0 to $6 per account for networking fees for NSCC-cleared accounts and to $13 for services to omnibus accounts, although they may, and in one case do, pay more than $13 per account, or (ii) at an annual rate of up to 0.25% (up to 0.20% for Class A, B or C shares) plus a 0.25% trailing commission with respect to Class A, B, C and R shares (0.20% effective January 1, 2005 until March 31, 2006 (unless extended), on all outstanding Class A, B, C and R shares of the Short Duration Municipal Income and Short-Term Funds, even if the shares were purchased before that date) of the value of the assets in the relevant accounts. These payments may be material to financial intermediaries relative to other compensation paid by the Funds and/or the Distributor, and administrator and their affiliates.

In addition, the Distributor, the Funds’ administrators and their affiliates may from time to time pay additional cash bonuses or other incentives or make other payments to selected participating brokers and other financial intermediaries as compensation for the sale or servicing of Class A, Class B, Class C and Class R shares of the Funds including, without limitation, providing the Funds with “shelf space” or a higher profile for the financial intermediaries’ financial consultants and their customers, placing the Funds on the financial intermediaries’ preferred or recommended fund list, granting the Distributor access to the financial intermediaries’ financial consultants, providing assistance in training and educating the financial intermediaries’ personnel, and furnishing marketing support and other specified services. These payments may be significant to the financial intermediaries and may also take the form of sponsorship of seminars or informational meetings or payment for attendance by persons associated with the financial intermediaries at seminars or informational meetings.

A number of factors will be considered in determining the amount of these additional payments to financial intermediaries. On some occasions, such payments may be conditioned upon levels of sales, including the sale of a specified minimum dollar amount of the shares of a Fund, all other series of either Trust, other funds sponsored by the Distributor and/or a particular class of shares, during a specified period of time. The Distributor may also make payments to one or more participating financial intermediaries based upon factors such as the amount of assets a financial intermediary’s clients have invested in the Funds and the quality of the financial intermediary’s relationship with the Distributor.

The additional payments described above are made from the Distributor’s or administrator’s (or their affiliates’) own assets pursuant to agreements with financial intermediaries and do not change the price paid by investors for the purchase of a Fund’s shares or the amount a Fund will receive as proceeds from such sales. These payments may be made, at the discretion of the Distributor, to some of the top 50 financial intermediaries that have sold the greatest amounts of shares of the Funds. The level of payments made to a financial intermediary in any future year will vary and generally will not exceed the sum of (a) 0.10% of such year’s fund sales by that financial intermediary and (b) 0.06% of the assets attributable to that financial intermediary invested in equity funds sponsored by the Distributor and 0.03% of the assets invested in fixed-income funds sponsored by the Distributor. In certain cases, the payments described in the preceding sentence may be subject to certain minimum payment levels. In lieu of payments pursuant to the foregoing formulae, the Distributor may make payments of an agreed upon amount which normally will not exceed the amount that would have been payable pursuant to the formulae. There are a few existing relationships on different bases that are expected to terminate this year. In some cases, in addition to the payments described above, the Distributor will make payments for special events such as a conference or seminar sponsored by one of such financial intermediaries.

If investment advisers, distributors or affiliates of mutual funds pay bonuses and incentives in differing amounts, financial intermediaries and their financial consultants may have financial incentives for recommending a particular mutual fund over other mutual funds. In addition, depending on the arrangements in place at any particular time, a financial intermediary and its financial consultants may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your financial advisor and review carefully any disclosure by the financial intermediary as to compensation received by your financial advisor.

Wholesale representatives of the Distributor visit brokerage firms on a regular basis to educate financial advisors about the Funds and to encourage the sale of Fund shares to their clients. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

Although a Fund may use financial intermediaries that sell Fund shares to effect transactions for the Fund’s portfolio, the Fund, the Advisers and the Sub-Advisers will not consider the sale of Fund shares as a factor when choosing financial intermediaries to effect those transactions.

This Guide and the Retail Prospectuses should be read in connection with financial intermediaries’ material regarding their fees and services.

The sales charges and payments discussed in this Guide are subject to change by means of a new or supplemented Prospectus or Shareholders’ Guide. Unless otherwise noted, a change to a sales charge will not apply to shares purchased prior to the effective date of the change.

EXCHANGE PRIVILEGE

Except with respect to exchanges for shares of Funds for which sales may be suspended to new investors or as provided in the applicable Retail Prospectus or in this Guide, a shareholder may exchange Class A, Class B, Class C and Class R shares of any Fund for the same Class of shares of any other Fund in an account with identical registration on the basis of their respective net asset values, minus any applicable Redemption Fee (see the subsection “Redemption Fees” under the section “How to Redeem” below), except that a sales charge will apply on exchanges of Class A shares of the Money Market Fund on which no sales charge was paid at the time of purchase. For Class R shares, specified benefit plans may also limit exchanges to Funds offered as investment options in the plan and exchanges may only be made through the plan administrator. Class A shares of the Money Market Fund may be exchanged for Class A shares of any other Fund, but the usual sales charges applicable to investments in such other Fund apply on shares for which no sales charge was paid at the time of purchase. There are currently no other exchange fees or charges. All exchanges are subject to the $5,000 ($2,500 for Class R shares) minimum initial purchase requirement for each Fund, except with respect to tax-qualified programs and exchanges effected through the Allianz Funds and PIMCO Funds Auto-Exchange plan. An exchange will constitute a taxable sale for federal income tax purposes.

Investors who maintain their account with the Distributor may exchange shares by a written exchange request sent to Allianz Global Investors Distributors LLC, P.O. Box 9688, Providence, RI 02940-0926 or, unless the investor has specifically declined telephone exchange privileges on the account application or elected in writing not to utilize telephone exchanges, by a telephone request to the Distributor at 1-800-426-0107. Each Trust will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and may be liable for any losses due to unauthorized or fraudulent instructions if it fails to employ such procedures. Each Trust will require a form of personal identification prior to acting on a caller’s telephone instructions, will provide written confirmations of such transactions and will record telephone instructions. Exchange forms are available from the Distributor at 1-800-426-0107 and may be used if there will be no change in the registered name or address of the shareholder. Changes in registration information or account privileges may be made in writing to the Transfer

Agent, PFPC, Inc., P.O. Box 9688, Providence, RI 02940-0926, or by use of forms which are available from the Distributor. A signature guarantee is required. See “How to Buy Shares—Signature Guarantee.” Telephone exchanges may be made between 9:00 a.m., Eastern time and the close of regular trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange on any day the Exchange is open (generally weekdays other than normal holidays).

The Trusts reserve the right to refuse exchange purchases (or purchase and redemption and/or redemption and purchase transactions) if, in the judgment of an Adviser or a Fund’s Sub-Adviser, such transaction would adversely affect a Fund and its shareholders. In particular, a pattern of transactions characteristic of “market timing” strategies may be deemed by an Adviser to be detrimental to a Trust or a particular Fund. Although the Trusts have no current intention of terminating or modifying the exchange privilege, each reserves the right to do so at any time. Except as otherwise permitted by the Securities and Exchange Commission, each Trust will give 60 days’ advance notice to shareholders of any termination or material modification of the exchange privilege. Because the Funds will not always be able to detect market timing activity, investors should not assume that the Funds will be able to detect or prevent all market timing or other trading practices that may disadvantage the Funds. For example, the ability of the Funds to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the record of each Fund’s underlying beneficial owners. For further information about exchange privileges, contact your participating broker or call the Distributor at 1-800-426-0107.

With respect to Class B and Class C shares, or Class A shares subject to a CDSC, if less than all of an investment is exchanged out of a Fund, any portion of the investment exchanged will be from the lot of shares which would incur the lowest CDSC if such shares were being redeemed rather than exchanged.

Except as otherwise disclosed in the applicable Prospectus(es), shares that are received in an exchange will be subject to the same CDSC as the shares exchanged. For example, Class C shares that have a twelve month CDSC period received in exchange for Class C shares that have an eighteen month CDSC period will have the same CDSC period as the shares exchanged (in this case, eighteen months).

Shareholders should take into account the effect of any exchange on the applicability of any CDSC that may be imposed upon any subsequent redemption.

Investors may also select the Allianz Funds and PIMCO Funds Auto-Exchange plan which establishes automatic periodic exchanges. For further information on automatic exchanges see “How to Buy Shares—Allianz Funds and PIMCO Funds Auto-Exchange” above.

Abusive Trading Practices

The Trusts generally encourage shareholders to invest in the Funds as part of a long-term investment strategy. The Trusts discourage excessive, short-term trading and other abusive trading practices. Such activities, sometimes referred to as “market timing,” may have a detrimental effect on the Funds and their shareholders. For example, depending upon various factors such as the size of a Fund and the amount of its assets maintained in cash, short-term or excessive trading by Fund shareholders may interfere with the efficient management of the Fund’s portfolio, increase transaction costs and taxes, and may harm the performance of the Fund and its shareholders. The Trusts’ Boards of Trustees have adopted policies and procedures designed to discourage, and otherwise limit the negative effects of abusive trading practices.

The Trusts seek to deter and prevent abusive trading practices, and to reduce these risks, through several methods. First, the Trusts impose redemption fees on most Fund shares redeemed or exchanged within a given period after their purchase. See “Redemption Fees” below for further information.

Second, to the extent that there is a delay between a change in the value of a mutual fund’s portfolio holdings, and the time when that change is reflected in the net asset value of the fund’s shares, the fund is exposed to the risk that investors may seek to exploit this delay by purchasing or redeeming shares at net asset values that do not reflect appropriate fair value prices. The Trusts seek to deter and prevent this activity, sometimes referred to as “stale price arbitrage,” by the appropriate use of “fair value” pricing of the Funds’ portfolio securities.

Third, the Trusts seek to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Trusts and the Advisers each reserve the right to restrict or refuse any purchase or exchange transaction if, in the judgment of the Trusts or of the Advisers, the transaction may adversely affect the interests of a Fund or its shareholders. Among other things, the Trusts may monitor for any patterns of frequent purchases and sales that appear to be made in response to short-term fluctuations in share price, and may also monitor for any attempts to improperly avoid the imposition of Redemption Fees. Notice of any restrictions or rejections of transactions may vary according to the particular circumstances.

Although the Trusts and their service providers seek to use these methods to detect and prevent abusive trading activities, and although the Trusts will consistently apply such methods, there can be no assurances that such activities can be mitigated or eliminated. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for presentation to the Fund on a net basis, conceal the identity of the individual investors from the Fund. This makes it more difficult for the Funds to identify short-term transactions in the Funds.

HOW TO REDEEM

Class A, Class B, Class C or Class R shares may be redeemed through a participating broker, by telephone, by submitting a written redemption request directly to the Transfer Agent (for non-broker accounts) or through an Automatic Withdrawal Plan or Allianz Funds and PIMCO Funds Fund Link, if available. Class R shares may be redeemed only through the plan administrator, and not directly by the plan participant.

A CDSC may apply to a redemption of Class A, Class B or Class C shares. See “Alternative Purchase Arrangements” above. Shares are redeemed at their net asset value next determined after a redemption request has been received as described below, less any applicable CDSC and the Redemption Fee. There is no charge by the Distributor (other than an applicable CDSC) with respect to a redemption; however, a participating broker who processes a redemption for an investor may charge customary commissions for its services (which may vary). Dealers and other financial services firms are obligated to transmit orders promptly. Requests for redemption received by dealers or other firms prior to the close of regular trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange on a regular business day and received by the Distributor prior to the close of the Distributor’s business day will be confirmed at the net asset value effective at the closing of the Exchange on that day, less any applicable CDSC.

Other than an applicable CDSC or Redemption Fee (see the subsection “Redemption Fees” below), a shareholder will not pay any special fees or charges to the Trust or the Distributor when the shareholder sells his or her shares. However, if a shareholder sells his or her shares through their broker, dealer or other financial intermediary, that firm may charge the shareholder a commission or other fee for processing the shareholder’s redemption request.

Redemptions of Fund shares may be suspended when trading on the New York Stock Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payments for more than seven days, as permitted by law.

Direct Redemption

A shareholder’s original account application permits the shareholder to redeem by written request and by telephone (unless the shareholder specifically elects not to utilize telephone redemptions) and to elect one or more of the additional redemption procedures described below. A shareholder may change the instructions indicated on his original account application, or may request additional redemption options, only by transmitting a written direction to the Transfer Agent. Requests to institute or change any of the additional redemption procedures will require a signature guarantee.

Redemption proceeds will normally be mailed to the redeeming shareholder within seven days or, in the case of wire transfer or Fund Link redemptions, sent to the designated bank account within one business day. Fund Link redemptions may be received by the bank on the second or third business day. In cases where shares have recently been purchased by personal check, redemption proceeds may be withheld until the check has been collected, which may take up to 15 days. To avoid such withholding, investors should purchase shares by certified or bank check or by wire transfer.

Written Requests

To redeem shares in writing (whether or not represented by certificates), a shareholder must send the following items to the Transfer Agent, PFPC, Inc., P.O. Box 9688, Providence, RI 02940-0926:

(1)	a written request for redemption signed by all registered owners exactly as the account is registered on the Transfer Agent’s records, including fiduciary titles, if any, and specifying the account number and the dollar amount or number of shares to be redeemed;

(2)	for certain redemptions described below, a guarantee of all signatures on the written request or on the share certificate or accompanying stock power, if required, as described under “How to Buy Shares—Signature Guarantee”;

(3)	any share certificates issued for any of the shares to be redeemed (see “Certificated Shares” below); and

(4)	any additional documents which may be required by the Transfer Agent for redemption by corporations, partnerships or other organizations, executors, administrators, trustees, custodians or guardians, or if the redemption is requested by anyone other than the shareholder(s) of record.

Transfers of shares are subject to the same requirements. A signature guarantee is not required for a redemption requested by and payable to all shareholders of record for the account that is to be sent to the address of record for that account. To avoid delay in redemption or transfer, shareholders having any questions about these requirements should contact the Transfer Agent in writing or call the Distributor at 1-800-426-0107 before submitting a request. Redemption or transfer requests will not be honored until all required documents have been completed by the shareholder and received by the Transfer Agent. This redemption option does not apply to shares held in broker “street name” accounts. Shareholders whose shares are held in broker “street name” accounts must redeem through their broker. Plan participants must redeem through their plan administrator.

If the proceeds of the redemption (i) are to be paid to a person other than the record owner, (ii) are to be sent to an address other than the address of the account on the Transfer Agent’s records or (iii) are to be paid to a corporation, partnership, trust or fiduciary, the signature(s) on the redemption request and on the certificates, if any, or stock power must be guaranteed as described above, except that the Distributor may waive the signature guarantee requirement for redemptions up to $2,500 by a trustee of a qualified specified benefit plan, the administrator for which has an agreement with the Distributor.

Telephone Redemptions

Each Trust accepts telephone requests for redemption of uncertificated shares, except for investors who have specifically declined telephone redemption privileges on the account application or elected in writing not to utilize telephone redemptions. The proceeds of a telephone redemption will be sent to the record shareholder at his record address. Changes in account information must be made in a written authorization with a signature guarantee. See “How to Buy Shares—Signature Guarantee.” Telephone redemptions will not be accepted during the 30-day period following any change in an account’s record address. This redemption option does not apply to shares held in broker “street name” accounts. Shareholders whose shares are held in broker “street name” accounts must redeem through their broker. Plan participants must redeem through their plan administrator.

By completing an account application, an investor agrees that the applicable Trust, the Distributor and the Transfer Agent shall not be liable for any loss incurred by the investor by reason of the Trust accepting unauthorized telephone redemption requests for his account if the Trust reasonably believes the instructions to be genuine. Thus, shareholders risk possible losses in the event of a telephone redemption not authorized by them. Each Trust may accept telephone redemption instructions from any person identifying himself as the owner of an account or the owner’s broker where the owner has not declined in writing to utilize this service. Each Trust will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and may be liable for any losses due to unauthorized or fraudulent instructions if it fails to employ such procedures. Each Trust will require a form of personal identification prior to acting on a caller’s telephone instructions, will provide written confirmations of such transactions and will record telephone instructions.

A shareholder making a telephone redemption should call the Distributor at 1-800-426-0107 and state (i) the name of the shareholder as it appears on the Transfer Agent’s records, (ii) his account number with the Trust, (iii) the amount to be withdrawn and (iv) the name of the person requesting the redemption. Usually the proceeds are sent to the investor on the next Trust business day after the redemption is effected, provided the redemption request is received prior to the close of regular trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange that day. If the redemption request is received after the close of the New York Stock Exchange, the redemption is effected on the following Trust business day at that day’s net asset value and the proceeds are usually sent to the investor on the second following Trust business day. Each Trust reserves the right to terminate or modify the telephone redemption service at any time. During times of severe disruptions in the securities markets, the volume of calls may make it difficult to redeem by telephone, in which case a shareholder may wish to send a written request for redemption as described under “Written Requests” above. Telephone communications may be recorded by the Distributor or the Transfer Agent.

Fund Link Redemptions

If a shareholder has established Fund Link, the shareholder may redeem shares by telephone and have the redemption proceeds sent to a designated account at a financial institution. Fund Link is normally established within 45 days of receipt of a Fund Link application by the Transfer Agent. To use Fund Link for redemptions, call the Distributor at 1-800-426-0107. Subject to the limitations set forth above under “Telephone Redemptions,” the Distributor, a Trust and the Transfer Agent may rely on instructions by any registered owner believed to be genuine and will not be responsible to any shareholder for any loss, damage or expense arising out of such instructions. Requests received by the Transfer Agent prior to the close of regular trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange on a business day will be processed at the net asset value on that day and the proceeds (less any CDSC) will normally be sent to the designated bank account on the following business day and received by the bank on the second or third business day. If the redemption request is received after the close of regular trading on the New York Stock Exchange, the redemption is effected on the following business day. Shares purchased by check may not be redeemed through Fund Link until such shares have been owned (i.e., paid for) for at least 15 days. Fund Link may not be used to redeem shares held in certificated form.

Changes in bank account information must be made by completing a new Fund Link application, signed by all owners of record of the account, with all signatures guaranteed. See “How to Buy Shares—Signature Guarantee.” See “How to Buy Shares—Allianz Funds and PIMCO Funds Fund Link” for information on establishing the Fund Link privilege. Either Trust may terminate the Fund Link program at any time without notice to its shareholders. This redemption option does not apply to shares held in broker “street name” accounts. Shareholders whose shares are held in broker “street name” accounts must redeem through their broker. Plan participants must redeem through their plan administrator. Fund Link may not be available to all Funds and/or share classes at the option of the Distributor.

Allianz Funds and PIMCO Funds Automated Telephone System

Allianz Funds and PIMCO Funds Automated Telephone System (“ATS”) is an automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone telephone. ATS may be used on already-established Fund accounts after the shareholder obtains a Personal Identification Number (PIN) by calling the special ATS number: 1-800-223-2413.

Purchasing Shares. A shareholder may purchase shares by telephone by calling 1-800-223-2413. A shareholder must have established ATS privileges to link the shareholder’s bank account with the Fund to pay for these purchases.

Exchanging Shares. With the Allianz Funds and PIMCO Funds Exchange Privilege, a shareholder can exchange shares automatically by telephone from the shareholder’s Fund Link Account to another Allianz Funds or PIMCO Funds account the shareholder has already established by calling 1-800-223-2413. Please refer to “Exchange Privilege” for details.

Redemptions. A shareholder may redeem shares by telephone automatically by calling 1-800-223-2413 and the Fund will send the proceeds directly to the shareholder’s Fund bank account. Please refer to “How to Redeem” for details.

Plan participants must process their transactions through their plan administrator, and may not use ATS.

Expedited Wire Transfer Redemptions

If a shareholder has given authorization for expedited wire redemption, shares can be redeemed and the proceeds sent by federal wire transfer to a single previously designated bank account. Requests received by a Trust prior to the close of the New York Stock Exchange will result in shares being redeemed that day at the next determined net asset value (less any CDSC). Normally the proceeds will be sent to the designated bank account the following business day. The bank must be a member of the Federal Reserve wire system. Delivery of the proceeds of a wire redemption request may be delayed by the applicable Trust for up to seven days if the Distributor deems it appropriate under then current market conditions. Once authorization is on file with a Trust, such Trust will honor requests by any person identifying himself as the owner of an account or the owner’s broker by telephone at 1-800-426-0107 or by written instructions. A Trust cannot be responsible for the efficiency of the Federal Reserve wire system or the shareholder’s bank. Neither Trust currently charges for wire transfers. The shareholder is responsible for any charges imposed by the shareholder’s bank. The minimum amount that may be wired is $2,500. Each Trust reserves the right to change this minimum or to terminate the wire redemption privilege. Shares purchased by check may not be redeemed by wire transfer until such shares have been owned (i.e., paid for) for at least 15 days. Expedited wire transfer redemptions may be authorized by completing a form available from the Distributor. Wire redemptions may not be used to redeem shares in certificated form. To change the name of the single bank account designated to receive wire redemption proceeds, it is necessary to send a written request with signatures guaranteed to Allianz Global Investors Distributors LLC, P.O. Box 9688, Providence, RI 02940-0926. See “How to Buy Shares—Signature Guarantee.” This redemption option does not apply to shares held in broker “street name” accounts. Shareholders whose shares are held in broker “street name” accounts must redeem through their broker. Plan participants must redeem through their plan administrator.

Certificated Shares

To redeem shares for which certificates have been issued, the certificates must be mailed to or deposited with the applicable Trust, duly endorsed or accompanied by a duly endorsed stock power or by a written request for redemption. Signatures must be guaranteed as described under “How to Buy Shares—Signature Guarantee.” Further documentation may be requested from institutions or fiduciary accounts, such as corporations, custodians (e.g., under the Uniform Gifts to Minors Act), executors, administrators, trustees or guardians (“institutional account owners”). The redemption request and stock power must be signed exactly as the account is registered, including indication of any special capacity of the registered owner.

Automatic Withdrawal Plan

An investor who owns or buys shares of a Fund having a net asset value of $10,000 or more may open an Automatic Withdrawal Plan and have a designated sum of money (not less than $100 per Fund) paid monthly (or quarterly) to the investor or another person. Such a plan may be established by completing the appropriate section of the account application or by obtaining an Automatic Withdrawal Plan application from the Distributor or your broker. If an Automatic Withdrawal Plan is set up after the account is established providing for payment to a person other than the record shareholder or to an address other than the address of record, a signature guarantee is required. See “How to Buy Shares—Signature Guarantee.” In the case of Uniform Gifts to Minors or Uniform Transfers to Minors accounts, the application must state that the proceeds will be for the beneficial interest of the minor. Class A, Class B and Class C shares of any Fund are deposited in a plan account and all distributions are reinvested in additional shares of the particular class of the Fund at net asset value. Shares in a plan account are then redeemed at net asset value (less any applicable CDSC) to make each withdrawal payment. Any applicable CDSC may be waived for certain redemptions under an Automatic Withdrawal Plan. See “Alternative Purchase Arrangements—Waiver of Contingent Deferred Sales Charges.”

Redemptions for the purpose of withdrawals are ordinarily made on the business day selected by the investor at that day’s closing net asset value. Checks are normally mailed on the following business day. If the date selected by the investor falls on a weekend or holiday, the Transfer Agent will normally process the redemption on the preceding business day. Payment will be made to any person the investor designates; however, if the shares are registered in the name of a trustee or other fiduciary, payment will be made only to the fiduciary, except in the case of a profit-sharing or pension plan where payment will be made to the designee. As withdrawal payments may include a return of principal, they cannot be considered a guaranteed annuity or actual yield of income to the investor. The redemption of shares in connection with an Automatic Withdrawal Plan may result in a gain or loss for tax purposes. Continued withdrawals in excess of income will reduce and possibly exhaust invested principal, especially in the event of a market decline. The maintenance of an Automatic Withdrawal Plan concurrently with purchases of additional shares of the Fund would be disadvantageous to the investor because of the CDSC that may become payable on such withdrawals in the case of Class A, Class B or Class C shares and because of the initial sales charge in the case of Class A shares. For this reason, the minimum investment accepted for a Fund while an Automatic Withdrawal Plan is in effect for that Fund is $1,000, and an investor may not maintain a plan for the accumulation of shares of the Fund (other than through reinvestment of distributions) and an Automatic Withdrawal Plan at the same time. The Trust or the Distributor may terminate or change the terms of the Automatic Withdrawal Plan at any time.

Because the Automatic Withdrawal Plan may involve invasion of capital, investors should consider carefully with their own financial advisers whether the plan and the specified amounts to be withdrawn are appropriate in their circumstances. The Trust and the Distributor make no recommendations or representations in this regard.

Redemption Fees

Investors in Class A, Class B, Class C and, effective June 1, 2005, Class R shares of Funds that are series of the Allianz Trust, are subject to a redemption fee on redemptions and exchanges, equal to 2.00% of the net asset value of the shares redeemed or exchanged (based upon the total redemption proceeds after any applicable deferred sales charges) within a certain number of days after their acquisition (by purchase or exchange) (the “Redemption Fee”). Investors in any series of the PIMCO Trust (except the Money Market Fund) will be subject to the Redemption Fee.

The following table indicates the applicable holding period for each Fund. Shares redeemed or exchanged before the expiration of the holding period will be subject to the Redemption Fee. A new holding period begins with each acquisition of shares through a purchase or exchange.

Fund	Holding Period
Floating Income, GNMA, Low Duration, Real Return, Short Duration Municipal Income, Short-Term, Total Return and Total Return Mortgage Funds	7 days

All Asset, California Intermediate Municipal Bond, California Municipal Bond, CommodityRealReturn Strategy, Developing Local Markets, Diversified Income, Emerging Markets Bond, Foreign Bond (Unhedged), Foreign Bond (U.S. Dollar-Hedged), Fundamental IndexPLUS TR, Global Bond (U.S. Dollar-Hedged), High Yield, Investment Grade Corporate Bond, Long-Term U.S. Government, Municipal Bond, New York Municipal Bond, RealEstateRealReturn Strategy, StocksPLUS and StocksPLUS Total Return Funds	30 days

All Funds of the Allianz Trust International StocksPLUS TR Strategy Fund	60 days

In cases where redeeming shareholders hold shares acquired on different dates, the first-in first-out, or “FIFO,” method will be used to determine which shares are being redeemed, and therefore whether a Redemption Fee is payable. Redemption Fees are deducted from the amount to be received in connection with a redemption or exchange and are paid to the applicable Fund for the purpose of offsetting any costs associated with short-term trading, thereby insulating longer-term shareholders from such costs. In cases where redemptions are processed through financial intermediaries, there may be a delay between the time the shareholder redeems his or her shares and the payment of the Redemption Fee to the Fund, depending upon such financial intermediaries’ trade processing procedures and systems.

A new time period begins with each acquisition of shares through a purchase or exchange. For example, for Funds with a 60-day holding period, a series of transactions in which shares of Fund A are exchanged for shares of Fund B 40 days after the purchase of the Fund A shares, followed in 40 days by an exchange of the Fund B shares for shares of Fund C, will be subject to two redemption fees (one on each exchange).

Redemption Fees are not paid separately, but are deducted from the amount to be received in connection with a redemption or exchange. Redemption Fees are paid to and retained by the Funds to defray certain costs described below and are not paid to or retained by the Advisers, a Fund’s Sub-Adviser, or the Distributor. Redemption Fees are not sales loads or contingent deferred sales charges. Redemptions and exchanges of shares acquired through the reinvestment of dividends and distributions are not subject to Redemption Fees.

The purpose of the Redemption Fees is to deter excessive, short-term trading and other abusive trading practices, as described above under “Abusive Trading Practices,” and to help offset the costs associated with the sale of portfolio securities to satisfy redemption and exchange requests made by “market timers” and other short-term shareholders, thereby insulating longer-term shareholders from such costs. The amount of a Redemption Fee represents the Advisers’ estimate of the costs reasonably anticipated to be incurred by the Funds in connection with the purchase or sale of portfolio securities, including international stocks, associated with an investor’s redemption or exchange.

The Funds may not be able to impose and/or collect the Redemption Fee in certain circumstances. For example, the Funds will not be able to collect the Redemption Fee on redemptions and exchanges by shareholders who invest through certain retirement plans or through certain financial intermediaries (for example, through broker-dealer omnibus accounts or through recordkeeping organizations) that have not agreed to assess and collect the Redemption Fee from such shareholders or that have not agreed to provide the information necessary for the Funds to impose the Redemption Fee on such shareholders or do not currently have the capability to assess or collect the Redemption Fee. The Funds may nonetheless continue to effect share transactions for such shareholders and financial intermediaries. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for presentation to a Fund on a net basis, conceal the identity of the individual investors from the Fund. This makes it more difficult for the Funds to identify short-term transactions in the Funds, and makes assessment of the Redemption Fee on transactions effected through such accounts impractical without the assistance of the financial intermediary. Due in part to these limitations on the assessment of the Redemption Fee, the Trusts’ use of Redemption Fees may not successfully eliminate excessive short-term trading in shares of the Allianz Funds and PIMCO Funds.

Waivers of Redemption Fees. In the following situations, the Allianz Funds and PIMCO Funds have elected not to impose the Redemption Fee: (i) redemptions and exchanges of shares acquired through the reinvestment of dividends and distributions; (ii) certain types of redemptions and exchanges of Fund shares owned through participant-directed retirement plans; (iii) redemptions or exchanges in discretionary asset allocation or wrap programs (“wrap programs”) that are initiated by the sponsor of the program as part of a periodic rebalancing, provided that such rebalancing occurs no more frequently than quarterly; (iv) redemptions or exchanges in a wrap program that are made as a result of a full withdrawal from the wrap program or as part of a systematic withdrawal plan; (v) involuntary redemptions, such as those resulting from a shareholder’s failure to maintain a minimum investment in the Funds, or to pay shareholder fees; (vi) redemptions and exchanges effected by other mutual funds that are sponsored by Pacific Investment Management Company or its affiliates; and (vii) otherwise as the Advisers or the Trusts may determine in their sole discretion.

Applicability of Redemption Fees in Certain Defined Contribution Plans. Redemption fees will not apply to the following transactions in participant-directed retirement plans (such as 401(k), 403(b), 457 and Keogh plans): 1) where the shares being redeemed were purchased with new contributions to the plan (e.g., payroll contributions, employer contributions, loan repayments); 2) redemptions made in connection with taking out a loan from the plan; 3) redemptions in connection with death, disability, hardship withdrawals, or Qualified Domestic Relations Orders; 4) redemptions made as part of a systematic withdrawal plan; 5) redemptions made by a defined contribution plan in connection with a termination or restructuring of the plan or 6) redemptions made in connection with a participant’s termination of employment. Redemption Fees generally will apply to other participant-directed redemptions and exchanges. For example, if a participant exchanges shares of Fund A that were purchased with new contributions, into Fund B, a redemption fee would not apply to that exchange. However, any subsequent participant-directed exchange of those shares from Fund B into Fund A or another fund may be subject to redemption fees, depending upon the holding period and subject to the exceptions described in this paragraph.

Retirement plan sponsors, participant recordkeeping organizations and other financial intermediaries may also impose their own restrictions, limitations or fees in connection with transactions in the Funds’ shares, which may be stricter than those described in this section. You should contact your plan sponsor, recordkeeper or financial intermediary for more information on any differences in how the redemption fee is applied to your investments in the Funds, and whether any additional restrictions, limitations or fees are imposed in connection with transactions in Fund shares.

The Trusts may eliminate or modify the waivers enumerated above at any time, in their sole discretion. Shareholders will receive 60 days’ notice of any material changes to the Redemption Fee, unless otherwise permitted by law.

Redemptions In Kind

Each Trust agrees to redeem shares of its Funds solely in cash up to the lesser of $250,000 or 1% of the Fund’s net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, each Trust reserves the right to pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. Except for Funds with a tax-efficient management strategy, it is highly unlikely that shares would ever be redeemed in kind. When shares are redeemed in kind, the redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received in the distribution.

Allianz Funds and PIMCO Funds

Allianz Global Investors Distributors LLC

2187 Atlantic Street

Stamford, CT 06902-6896

1-800-426-0107

PART C. OTHER INFORMATION

Item 23. Exhibits

(a)	(1)	Declaration of Trust of Registrant/7/

	(2)	Form of Amendment to Declaration of Trust/16/

	(3)	Form of Amended and Restated Declaration of Trust/21/

	(4)	Form of Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest/8/

	(5)	Form of Establishment and Designation of Series of Shares of Beneficial Interest Relating to Long Duration Fund/11/

	(6)	Form of Establishment and Designation of Series of Shares of Beneficial Interest Relating to Convertible Bond Fund/12/

	(7)	Form of Establishment and Designation of Series of Shares of Beneficial Interest Relating to Low Duration Municipal Bond, California Intermediate Municipal Bond and New York Intermediate Municipal Bond Funds/15/

	(8)	Form of Establishment and Designation of Classes J and Class K/16/

	(9)	Form of Establishment and Designation of Series of Shares of Beneficial Interest Relating to Loan Obligation Fund/16/

	(10)	Form of Amended Designation of Series Relating to Short Duration Municipal Income Fund/16/

	(11)	Form of Establishment and Designation of Series of Shares of Beneficial Interest Relating to the PIMCO Private Account Portfolios/17/

	(12)	Form of Establishment and Designation of Series of Shares of Beneficial Interest Relating to the Real Return Bond Portfolio/17/

	(13)	Form of Amended Designation of Series Relating to the U.S. Government Sector, U.S. Government Sector II, Mortgage, Mortgage II, Investment Grade Corporate, Select Investment, High Yield, International and Emerging Markets Portfolios/17/

	(14)	Form of Establishment and Designation of Series of Shares of Beneficial Interest Relating to Investment Grade Corporate Bond Fund/19/

(15)	Form of Establishment and Designation of Series of Shares of Beneficial Interest Relating to PIMCO California Municipal Bond Fund and PIMCO Short-Term Emerging Markets Portfolio/20/

(16)	Form of Establishment and Designation of Series of Shares of Beneficial Interest Relating to PIMCO European Convertible Fund/23/

(17)	Form of Establishment and Designation of Series of Shares of Beneficial Interest Relating to PIMCO Asset-Backed Securities Portfolio and PIMCO Asset-Backed Securities Portfolio II/23/

(18)	Form of Establishment and Designation of Series of Shares of Beneficial Interest Relating to the Real Return Fund II and Real Return Asset Fund/25/

(19)	Form of Establishment and Designation of Series of Shares of Beneficial Interest Relating to the PIMCO All Asset Fund, PIMCO CommodityRealReturn Strategy Fund and PIMCO StocksPLUS Total Return Fund/28/

(20)	Form of Establishment and Designation of Advisor Class and Class R/29/

(21)	Form of Establishment and Designation of Series of Shares of Beneficial Interest Relating to the PIMCO All Asset Fund/30/

(22)	Form of Establishment and Designation of Series of Shares of Beneficial Interest Relating to the PIMCO Diversified Income Fund/30/

(23)	Form of Establishment and Designation of Additional Classes of Shares of Beneficial Interest Relating to the StocksPLUS Total Return Fund/31/

(24)	Form of Establishment and Designation of Additional Series of Shares of Beneficial Interest Relating to the PIMCO All Asset All Authority Fund, PIMCO European StocksPLUS TR Strategy Fund, PIMCO Far East (ex-Japan) StocksPLUS TR Strategy Fund, PIMCO International StocksPLUS TR Strategy Fund, PIMCO Japanese StocksPLUS TR Strategy Fund, PIMCO RealEstateRealReturn Strategy Fund, PIMCO StocksPLUS Municipal-Backed Fund and PIMCO StocksPLUS Short Strategy Fund/32/

(25)	Form of Establishment and Designation of Series of Shares of Beneficial Interest Relating to the PIMCO Foreign Bond Fund (Unhedged)/34/

(26)	Form of Establishment and Designation of Series of Shares of Beneficial Interest Relating to the PIMCO Floating Income Fund/35/

	(27)	Form of Establishment and Designation of Series of Shares of Beneficial Interest Relating to the PIMCO Developing Local Markets Fund, PIMCO Fundamental IndexPLUS Fund and PIMCO Fundamental IndexPLUS TR Fund/38/

(b)	Form of By-Laws of Registrant/7/

(c)	Not applicable

(d)	(1)	Form of Investment Advisory Contract/7/

	(2)	Form of Amendment to Investment Advisory Contract/7/

	(3)	Form of Supplement to Investment Advisory Contract Relating to StocksPLUS Short Strategy Fund/2/

	(4)	Form of Supplement to Investment Advisory Contract Relating to Balanced Fund/3/

	(5)	Form of Supplement to Investment Advisory Contract Relating to Global Bond Fund II/5/

	(6)	Form of Supplement to Investment Advisory Contract Relating to Real Return Bond Fund/5/

	(7)	Form of Supplement to Investment Advisory Contract Relating to Low Duration Mortgage Fund, Total Return Mortgage Fund, Emerging Markets Bond Fund, and Emerging Markets Bond Fund II/6/

	(8)	Form of Supplement to Investment Advisory Contract Relating to Municipal Bond Fund /9/

	(9)	Form of Supplement to Investment Advisory Contract Relating to Long Duration Fund/11/

	(10)	Form of Supplement to Investment Advisory Contract Relating to Convertible Fund/13/

	(11)	Form of Supplement to Investment Advisory Contract Relating to Low Duration Municipal Bond, California Intermediate Municipal Bond and New York Municipal Bond Funds/15/

	(12)	Form of Supplement to Investment Advisory Contract Relating to PIMCO Private Account Portfolios/17/

	(13)	Form of Investment Advisory Contract/20/

	(14)	Form of Supplement to Investment Advisory Contract Relating to PIMCO California Municipal Bond Fund and PIMCO Short-Term Emerging Markets Portfolio/20/

	(15)	Form of Supplement to Investment Advisory Contract Relating to Loan Obligation Fund/21/

	(16)	Form of Supplement to Investment Advisory Contract Relating to PIMCO European Convertible Fund/23/

	(17)	Form of Supplement to Investment Advisory Contract Relating to PIMCO Asset-Backed Securities Portfolio and PIMCO Asset-Backed Securities Portfolio II/23/

	(18)	Form of Supplement to Investment Advisory Contract Relating to the Real Return Fund II and Real Return Asset Fund/25/

	(19)	Form of Supplement to Investment Advisory Contract Relating to the PIMCO All Asset Fund, PIMCO CommodityRealReturn Strategy Fund and PIMCO StocksPLUS Total Return Fund/28/

	(20)	Form of Asset Allocation Sub-Advisory Agreement Relating to the PIMCO All Asset Fund/28/

	(21)	Form of Supplement to Investment Advisory Contract Relating to PIMCO Diversified Income Fund/30/

	(22)	Form of Amended and Restated Investment Advisory Contract/32/

	(23)	Form of Asset Allocation Sub-Advisory Agreement Relating to the PIMCO All Asset All Authority Fund/33/

	(24)	Form of Amended and Restated Investment Advisory Contract Relating to the PIMCO Foreign Bond Fund (Unhedged)/35/

	(24)	Form of Amended and Restated Investment Advisory Contract Relating to the PIMCO Floating Income Fund/35/

	(25)	Form of Amended and Restated Investment Advisory Contract Relating to the PIMCO Developing Local Markets Fund, PIMCO Fundamental IndexPLUS Fund and PIMCO Fundamental IndexPLUS TR Fund/38/

(e)	(1)	Form of Amended and Restated Distribution Contract/14/

(2)	Form of Supplement to Amended and Restated Distribution Contract Relating to Low Duration Municipal Bond, California Intermediate Municipal Bond and New York Intermediate Municipal Bond Funds/15/

(3)	Form of Japan Dealer Sales Contract/14/

(4)	Form of Supplement to Amended and Restated Distribution Contract Relating to PIMCO Private Account Portfolios/17/

(5)	Form of Distribution Contract/21/

(6)	Form of Supplement to Distribution Contract Relating to PIMCO California Municipal Bond Fund and PIMCO Short-Term Emerging Markets Portfolio/21/

(7)	Form of Supplement to Distribution Contract Relating to PIMCO European Convertible Fund/23/

(8)	Form of Supplement to Distribution Contract Relating to PIMCO Asset-Backed Securities Portfolio and PIMCO Asset-Backed Securities Portfolio II/23/

(9)	Form of Supplement to Distribution Contract Relating to the Real Return Fund II and Real Return Asset Fund /25/

(10)	Form of Supplement to Distribution Contract Relating to the PIMCO All Asset Fund, PIMCO CommodityRealReturn Strategy Fund and PIMCO StocksPLUS Total Return Fund/28/

(11)	Form of Distribution Contract/29/

(12)	Form of Supplement to Distribution Contract Relating to the PIMCO Diversified Income Fund/30/

(13)	Form of Supplement to Distribution Contract Relating to the PIMCO All Asset All Authority Fund, PIMCO European StocksPLUS TR Strategy Fund, PIMCO Far East (Ex-Japan) StocksPLUS TR Strategy Fund, PIMCO International StocksPLUS TR Strategy Fund, PIMCO Japanese StocksPLUS TR Strategy Fund, PIMCO RealEstateRealReturn Strategy Fund, PIMCO StocksPLUS Municipal-Backed Fund and PIMCO StocksPLUS Short Strategy Fund/32/

(14)	Form of Distribution Contract Relating to the PIMCO Foreign Bond Fund (Unhedged)/35/

	(14)	Form of Distribution Contract Relating to the PIMCO Floating Income Fund/35/

	(15)	Form of Distribution Contract Relating to the PIMCO Developing Local Markets Fund, PIMCO Fundamental IndexPLUS Fund and PIMCO Fundamental IndexPLUS TR Fund/38/

(f)	Not applicable

(g)	Form of Custody and Investment Accounting Agreement/14/

(h)	(1)	Form of Amended and Restated Administration Agreement/9/

	(2)	Form of Supplement to Amended and Restated Administration Agreement relating to Long Duration Fund/11/

	(3)	Form of Supplement to Amended and Restated Administration Agreement Relating to Convertible Bond Fund/13/

	(4)	Form of Supplement to Amended and Restated Administration Agreement Relating to Class J and Class K Shares/14/

	(5)	Form of Supplement to Amended and Restated Administration Agreement Relating to Low Duration Municipal Bond, California Intermediate Municipal Bond and New York Intermediate Municipal Bond Funds/15/

	(6)	Form of Supplement to Amended and Restated Administration Agreement Relating to PIMCO Private Account Portfolios/17/

	(7)	Form of Second Amended and Restated Administration Agreement/21/

	(8)	Form of Supplement to Second Amended and Restated Administration Agreement Relating to PIMCO California Municipal Bond Fund and PIMCO Short-Term Emerging Markets Portfolio/21/

	(9)	Form of Supplement to Second Amended and Restated Administration Agreement Relating to Loan Obligation Fund/21/

	(10)	Form of Supplement to Second Amended and Restated Administration Agreement Relating to PIMCO European Convertible Fund/23/

	(11)	Form of Supplement to Second Amended and Restated Administration Agreement Relating to PIMCO Asset-Backed Securities Portfolio and PIMCO Asset-Backed Securities Portfolio II/23/

	(12)	Form of Supplement to Second Amended and Restated Administration Agreement Relating to the Real Return Fund II and Real Return Asset Fund /25/

	(13)	Form of Supplement to Second Amended and Restated Administration Agreement Relating to the PIMCO All Asset Fund, PIMCO CommodityRealReturn Strategy Fund and PIMCO StocksPLUS Total Return Fund/28/

	(14)	Form of Supplement to Second Amended and Restated Administration Agreement Relating to the PIMCO Diversified Income Fund/30/

	(15)	Form of Second Amended and Restated Administration Agreement/32/

	(16)	Form of Second Amended and Restated Administration Agreement Relating to the PIMCO Foreign Bond Fund (Unhedged)/35/

	(16)	Form of Second Amended and Restated Administration Agreement Relating to the PIMCO Floating Income Fund/35/

	(17)	Form of Administration Agreement Relating to the PIMCO Developing Local Markets Fund, PIMCO Fundamental IndexPLUS Fund and PIMCO Fundamental IndexPLUS TR Fund/38/

	(18)	Form of Shareholder Servicing Agreement/9/

	(19)	Form of Transfer Agency Agreement/7/

	(20)	Form of Transfer Agency Agreement with Shareholder Services, Inc./1/

(i)	Not Applicable

(j)	Consent of PricewaterhouseCoopers LLP/39/

(k)	Not applicable

(l)	Not applicable

(m)	(1)	Form of Distribution and Servicing Plan for Class A Shares/4/

	(2)	Form of Distribution and Servicing Plan for Class B Shares/4/

	(3)	Form of Distribution and Servicing Plan for Class C Shares/4/

	(4)	Form of Amended and Restated Distribution Plan for Administrative Class Shares/7/

	(5)	Form of Amended and Restated Administrative Services Plan for Administrative Class Shares/7/

	(6)	Form of Distribution and Servicing Plan for Class J Shares/14/

	(7)	Form of Distribution and Servicing Plan for Class K Shares/14/

	(8)	Form of Distribution and Servicing Plan for Class C Shares of the Short Duration Municipal Income Fund/27/

	(9)	Form of Administrative Services Plan for Advisor Class Shares/29/

	(10)	Form of Distribution Plan for Advisor Class Shares/29/

	(11)	Form of Distribution and Services Plan for Class R Shares/29/

(n)	(1)	Form of Amended and Restated Multi-Class Plan adopted pursuant to Rule 18f-3 /14/

	(2)	Form of Second Amended and Restated Multi-Class Plan adopted pursuant to Rule 18f-3 /25/

	(3)	Form of Third Amended and Restated Multi-Class Plan adopted pursuant to Rule 18f-3 /29/

	(4)	Form of Fourth Amended and Restated Multi-Class Plan adopted pursuant to Rule 18f-3 /29/

(p)	(1)	Form of Code of Ethics for the Registrant/36/

	(2)	Form of Code of Ethics for PIMCO/36/

	(3)	Form of Code of Ethics for PA Distributors LLC/36/

*	Form of Power of Attorney/6/

**	Form of Power of Attorney/21/

***	Form of Power of Attorney/37/

/1/	Filed with Post Effective Amendment No. 33 to the Registration Statement of PIMCO Advisors Funds (File No. 2-87203) on November 30, 1995, and incorporated by reference herein.

/2/	Filed with Post-Effective Amendment No. 27 on January 16, 1996, and incorporated by reference herein.

/3/	Filed with Post-Effective Amendment No. 28 on April 1, 1996, and incorporated by reference herein.

/4/	Filed with Registration Statement on Form N-14 (File No. 333-12871) on September 27, 1996, and incorporated by reference herein.

/5/	Filed with Post Effective Amendment No. 33 on January 13, 1997, and incorporated by reference herein.

/6/	Filed with Post-Effective Amendment No. 36 on July 11, 1997, and incorporated by reference herein.

/7/	Filed with Post-Effective Amendment No. 37 on November 17, 1997, and incorporated by reference herein.

/8/	Filed with Post-Effective Amendment No. 39 on January 15, 1998, and incorporated by reference herein.

/9/	Filed with Post-Effective Amendment No. 40 on March 13, 1998, and incorporated by reference herein.

/10/	Filed with Post-Effective Amendment No. 41 on July 31, 1998, and incorporated by reference herein.

/11/	Filed with Post-Effective Amendment No. 42 on September 11, 1998, and incorporated by reference herein.

/12/	Filed with Post-Effective Amendment No. 43 on January 15, 1999, and incorporated by reference herein.

/13/	Filed with Post-Effective Amendment No. 44 on April 2, 1999, and incorporated by reference herein.

/14/	Filed with Post-Effective Amendment No. 45 on May 26, 1999, and incorporated by reference herein.

/15/	Filed with Post-Effective Amendment No. 46 on June 17, 1999, and incorporated by reference herein.

/16/	Filed with Post-Effective Amendment No. 50 on October 1, 1999, and incorporated by reference herein.

/17/	Filed with Amendment No. 55 to the Registration Statement under the Investment Company Act of 1940 on October 8, 1999, and incorporated by reference herein.

/18/	Filed with Post-Effective Amendment No. 51 on October 22, 1999, and incorporated by reference herein.

/19/	Filed with Post-Effective Amendment No. 52 on December 15, 1999, and incorporated by reference herein.

/20/	Filed with Amendment No. 61 to the Registration Statement under the Investment Company Act of 1940 on May 16, 2000, and incorporated by reference herein.

/21/	Filed with Post-Effective Amendment No. 54 on May 18, 2000, and incorporated by reference herein.

/22/	Filed with Post-Effective Amendment No. 55 on August 1, 2000, and incorporated by reference herein.

/23/	Filed with Post-Effective Amendment No. 57 on August 31, 2000, and incorporated by reference herein.

/24/	Filed with Post-Effective Amendment No. 58 on September 29, 2000, and incorporated by reference herein.

/25/	Filed with Post-Effective Amendment No. 60 on May 17, 2001, and incorporated by reference herein.

/26/	Filed with Post-Effective Amendment No. 61 on July 31, 2001, and incorporated by reference herein.

/27/	Filed with Post-Effective Amendment No. 65 on April 1, 2002, and incorporated by reference herein.

/28/	Filed with Post-Effective Amendment No. 68 on June 28, 2002, and incorporated by reference herein.

/29/	Filed with Post-Effective Amendment No. 74 on December 30, 2002, and incorporated by reference herein.

/30/	Filed with Post-Effective Amendment No. 78 on June 30, 2003, and incorporated by reference herein.

/31/	Filed with Post-Effective Amendment No. 81 on July 31, 2003, and incorporated by reference herein.

/32/	Filed with Post-Effective Amendment No. 85 on September 30, 2003, and incorporated by reference herein.

/33/	Filed with Post-Effective Amendment No. 86 on October 21, 2003, and incorporated by reference herein.

/34/	Filed with Post-Effective Amendment No. 94 on April 28, 2004, and incorporated by reference herein.

/35/	Filed with Post-Effective Amendment No. 97 on July 30, 2004, and incorporated by reference herein.

/36/	Filed with Post-Effective Amendment No. 98 on March 16, 2005, and incorporated by reference herein.

/37/	Filed with Post-Effective Amendment No. 99 on May 27, 2005, and incorporated by reference herein.

/38/	Filed with Post-Effective Amendment No. 100 on May 31, 2005, and incorporated by reference herein.

/39/	Filed herewith.

Item 24. Persons Controlled by or Under Common Control With Registrant

No person is controlled by or under common control with the Registrant.

Item 25. Indemnification

Reference is made to Article IV of the Registrant’s Declaration of Trust, which was filed with the Registrant’s initial Registration Statement.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 26. Business and Other Connections of Investment Adviser

The directors and officers of PIMCO and their business and other connections are as follows:

Name	Business and Other Connections
Ahto, Laura A.	Senior Vice President, PIMCO and PIMCO Europe Limited.

Amey, Michael	Senior Vice President, PIMCO and PIMCO Europe Limited.

Anctil, Stacie	Vice President, PIMCO.

Anderson, Joshua M.	Senior Vice President, PIMCO.

Andrews, David S.	Senior Vice President, PIMCO.

Anochie, Kwame	Vice President, PIMCO.

Arnold, Tammie J.	Managing Director, PIMCO.

Asay, Michael R.	Executive Vice President, PIMCO.

Baker, Brian P.	Executive Vice President, PIMCO and PIMCO Asia PTE Limited.

Barnes, Donna	Vice President, PIMCO.

Beaumont, Stephen B.	Executive Vice President, PIMCO.

Bentley, Peter I.	Vice President, PIMCO.

Benz II, William R.	Managing Director, PIMCO.

Beyer, Nicolette	Vice President, PIMCO and PIMCO Europe Limited.

Bhansali, Vineer	Executive Vice President, PIMCO.

Bishop, Gregory A.	Executive Vice President, PIMCO.

Blackwell, Bill	Vice President, PIMCO.

Bodereau, Philippe	Vice President, PIMCO.

Borneleit, Adam	Senior Vice President, PIMCO.

Brittain, W.H. Bruce	Senior Vice President, PIMCO.

Name	Business and Other Connections
Brown, Erik C.	Senior Vice President, PIMCO; Assistant Treasurer, the Trust, PIMCO Commercial Mortgage Securities Trust, Inc., PIMCO Variable Insurance Trust, Allianz Funds, and PIMCO Strategic Global Government Fund, Inc.

Brune, Chris	Vice President, PIMCO.

Brynjolfsson, John B.	Managing Director, PIMCO.

Bui, Giang	Vice President, PIMCO.

Burns, Michael A.	Vice President, PIMCO.

Burns, R. Wesley	Trustee of the Trust and PIMCO Variable Insurance Trust; Director of PIMCO Commercial Mortgage Securities Trust, Inc.

Burton, Kirsten	Vice President, PIMCO.

Callin, Sabrina C.	Executive Vice President, PIMCO; Vice President, StocksPLUS Management, Inc.

Cavalieri, John	Vice President, PIMCO.

Chipp, William	Vice President, PIMCO.

Chopra, Amit	Vice President, PIMCO.

Clark, Marcia K.	Senior Vice President, PIMCO.

Clark, R. Matthew	Vice President, PIMCO.

Clarke, James	Vice President, PIMCO.

Conseil, Cyrille	Senior Vice President, PIMCO.

Craven, Paul	Senior Vice President, PIMCO.

Cressy, Jonathan	Vice President, PIMCO.

Cummings, John B.	Senior Vice President, PIMCO.

Cupps, Wendy W.	Managing Director, PIMCO.

Name	Business and Other Connections
Dada, Suhail	Senior Vice President, PIMCO.

Danielson, Birgitte	Vice President, PIMCO.

Dawson, Craig A.	Senior Vice President, PIMCO.

De Bellis, Mary	Vice President, PIMCO.

DeLorenzo, Nicola A.	Vice President, PIMCO

Dialynas, Chris P.	Managing Director, PIMCO.

Dorff, David J.	Senior Vice President, PIMCO.

Dugan, Travis J.	Vice President, PIMCO.

Durham, Jennifer E.	Senior Vice President, PIMCO and Chief Compliance Officer, the Trust, PIMCO Commercial Mortgage Securities Trust, Inc., PIMCO Variable Insurance Trust, and PIMCO Strategic Global Government Fund, Inc.

Elder, Vernon	Vice President, PIMCO.

El-Erian, Mohamed A.	Managing Director, PIMCO; Senior Vice President, PIMCO Strategic Global Government Fund, Inc.

Ellis, Edward L.	Vice President, PIMCO.

England, Jason S.	Vice President, PIMCO

Estep, Bret W.	Vice President, PIMCO.

Evans, Stephanie D.	Vice President, PIMCO.

Fairchild-Jones, Anne	Vice President, PIMCO.

Fields, Robert A.	Vice President, PIMCO.

Fisher, Marcellus M.	Senior Vice President, PIMCO.

Fournier, Joseph A.	Senior Vice President, PIMCO and PIMCO Asia PTE Limited.

Foxall, Julian	Senior Vice President, PIMCO and PIMCO Australia Pty Limited.

Frisch, Teri	Senior Vice President, PIMCO.

Name	Business and Other Connections
Fulford III, Richard F.	Senior Vice President, PIMCO and PIMCO Europe Limited.

Garbuzov, Yuri P.	Senior Vice President, PIMCO and PIMCO Europe Limited.

Gibson, Tom	Vice President, PIMCO.

Gleason, G. Steven	Senior Vice President, PIMCO.

Goldman, Stephen S.	Senior Vice President, PIMCO and PIMCO Europe Limited.

Gomez, Michael A.	Senior Vice President, PIMCO.

Gore, Gregory T.	Senior Vice President, PIMCO.

Gould, Linda J.	Vice President, PIMCO.

Grabar, Gregory S.	Senior Vice President, PIMCO.

Greer, Robert J.	Senior Vice President, PIMCO

Griffiths, Andrew	Vice President, PIMCO.

Grijns, Andrew A.	Vice President, PIMCO.

Gross, William H.	Managing Director, Chief Investment Officer and Executive Committee Member, PIMCO; Director and Vice President, StocksPLUS Management, Inc.; Senior Vice President of the Trust and PIMCO Variable Insurance Trust.

Gupta, Sachin	Vice President, PIMCO.

Gupta, Shailesh	Senior Vice President, PIMCO and PIMCO Europe Limited.

Hally, Gordon C.	Executive Vice President, PIMCO.

Hamalainen, Pasi M.	Managing Director, PIMCO; Senior Vice President, PIMCO Strategic Global Government Fund, Inc.

Name	Business and Other Connections
Hardaway, John P.	Executive Vice President, PIMCO; Vice President, StocksPLUS Management, Inc.; Treasurer, the Trust, PIMCO Commercial Mortgage Securities Trust, Inc., PIMCO Variable Insurance Trust, Allianz Funds and PIMCO Strategic Global Government Fund, Inc.

Harris, Brent R.	Managing Director and Executive Committee Member, PIMCO; Director and Vice President, StocksPLUS Management, Inc.; Trustee and Chairman of the Trust and PIMCO Variable Insurance Trust; Director and Chairman, PIMCO Commercial Mortgage Securities Trust, Inc.; Chairman and President, PIMCO Strategic Global Government Fund, Inc.

Harrison, Paul	Vice President, PIMCO and PIMCO Australia Pty. Ltd.

Harumi, Kazunori	Senior Vice President, PIMCO and PIMCO Japan Limited.

Hastings, Arthur J.	Vice President, PIMCO.

Hayes, Ray C.	Senior Vice President, PIMCO.

Helsing, Jeffrey	Vice President, PIMCO.

Hodge, Douglas M.	Managing Director, PIMCO and PIMCO Asia Pacific.

Holden, Brent L.	Managing Director, PIMCO.

Holloway, Dwight F., Jr.	Executive Vice President, PIMCO and PIMCO Europe Limited.

Hsu, Lori C.	Vice President, PIMCO.

Hudoff, Mark T.	Executive Vice President, PIMCO and PIMCO Europe Limited.

Isberg, Margaret E.	Managing Director, PIMCO and PIMCO Canada Corp.

Ishida, Koji	Vice President, PIMCO and PIMCO Japan Limited.

Ivascyn, Daniel J.	Executive Vice President, PIMCO; Senior Vice President, PIMCO Commercial Mortgage Securities Trust, Inc., and PIMCO Strategic Global Government Fund, Inc.

Jacobs IV, Lew W.	Executive Vice President, PIMCO.

Johnson, Kelly	Vice President, PIMCO.

Name	Business and Other Connections
Kawamura, Kenji	Senior Vice President, PIMCO and PIMCO Japan Limited.

Kelleher III, Thomas J.	Vice President, PIMCO.

Keller, James M.	Managing Director, PIMCO.

Kelly, Benjamin M.	Vice President, PIMCO.

Kennedy, Raymond G., Jr.	Managing Director, PIMCO.

Kiesel, Mark R.	Executive Vice President, PIMCO.

King, J. Stephen, Jr.	Vice President, PIMCO and StocksPLUS Management, Inc.; Vice President and Senior Counsel, the Trust, PIMCO Commercial Mortgage Securities Trust, Inc., PIMCO Variable Insurance Trust and PIMCO Strategic Global Government Fund, Inc.

King, Stephanie L.	Vice President, PIMCO.

Kirkbaumer, Steven P.	Senior Vice President, PIMCO.

Kondo, Tetsuro	Vice President, PIMCO and PIMCO Japan Limited.

Kuhner, Kevin D.	Vice President, PIMCO.

Lackey, W. M. Reese	Vice President, PIMCO.

Larsen, Henrik P.	Senior Vice President, PIMCO, the Trust, PIMCO Commercial Mortgage Securities Trust, Inc., PIMCO Variable Insurance Trust, Allianz Funds, and PIMCO Strategic Global Government Fund, Inc.

Lehavi, Yanay	Senior Vice President, PIMCO.

Lian, Chia Liang	Vice President, PIMCO.

Lindgren, Peter L.	Senior Vice President, PIMCO and PIMCO Europe Limited.

Loftus, John S.	Managing Director, PIMCO; and Vice President and Assistant Secretary, StocksPLUS Management, Inc.

Loh, John	Vice President, PIMCO.

Lown, David C.	Executive Vice President, PIMCO.

Name	Business and Other Connections
Mallegol, Andre J.	Senior Vice President, PIMCO.

Maney, John C.	Chief Financial Officer, PIMCO.

Mariappa, Sudesh N.	Managing Director, PIMCO.

Maroutsos, Nick	Vice President, PIMCO and PIMCO Australia Pty. Ltd.

Martin, Scott W.	Vice President, PIMCO.

Masanao, Tomoya	Executive Vice President, PIMCO and PIMCO Japan Limited.

Mather, Scott A.	Managing Director, PIMCO.

Matsui, Akinori	Executive Vice President, PIMCO and PIMCO Japan Limited.

McCann, Murphy	Vice President, PIMCO.

McCray, Mark V.	Executive Vice President, PIMCO.

McCulley, Paul A.	Managing Director, PIMCO.

McDevitt, Joseph E.	Managing Director, PIMCO; Director and Chief Executive Officer, PIMCO Europe Limited; Director, PIMCO Funds: Global Investors Series plc and PIMCO Global Advisors (Ireland) Limited.

Meehan, James P., Jr.	Senior Vice President, PIMCO.

Meggers, Julie	Vice President, PIMCO.

Meiling, Dean S.	Consulting Managing Director, PIMCO.

Metsch, Mark E.	Vice President, PIMCO.

Mewbourne, Curtis A.	Executive Vice President, PIMCO.

Mierau, Kris	Vice President, PIMCO.

Miller, Greg	Vice President, PIMCO.

Miller, John M.	Senior Vice President, PIMCO.

Miller, Kendall P., Jr.	Vice President, PIMCO.

Name	Business and Other Connections
Millimet, Scott A.	Senior Vice President, PIMCO.

Milo, Davida J.	Vice President, PIMCO.

Minaki, Haruki	Senior Vice President, PIMCO.

Mitchell, Gail	Senior Vice President, PIMCO.

Mogelof, Eric	Vice President, PIMCO.

Moll, Jonathan D.	Executive Vice President, PIMCO.

Monson, Kristen S.	Executive Vice President, PIMCO.

Moore, James F.	Senior Vice President, PIMCO.

Moriguchi, Masabumi	Vice President, PIMCO and PIMCO Japan Limited.

Mulcahy, Matt	Vice President, PIMCO.

Murata, Alfred T.	Vice President, PIMCO.

Muzzy, James F.	Managing Director, PIMCO; Chairman and Director, PIMCO Funds: Global Investors Series plc and PIMCO Global Advisors (Ireland) Limited; Director and Vice President, StocksPLUS Management, Inc.

Nambimadom, Ramakrishnan	Vice President, PIMCO.

Nemeth, Monika	Vice President, PIMCO.

Nercessian, Terence Y.	Vice President, PIMCO.

Nicholls, Steven B.	Senior Vice President, PIMCO.

Nieves, Roger O.	Vice President, PIMCO.

Nojima, Sachiko	Vice President, PIMCO.

Norris, John F.	Vice President, PIMCO.

O’Connell, Gillian	Vice President, PIMCO and PIMCO Europe Limited.

Okamura, Shigeki	Senior Vice President, PIMCO and PIMCO Japan Limited.

Name	Business and Other Connections
Okun, Ric	Senior Vice President, PIMCO.

Ong, Arthur Y.D.	Senior Vice President, PIMCO.

Ongaro, Douglas J.	Senior Vice President, PIMCO.

Otterbein, Thomas J.	Executive Vice President, PIMCO.

Palghat, Kumar N.	Executive Vice President, PIMCO and PIMCO Australia Pty Limited.

Palmer, Richard H.	Vice President, PIMCO.

Pan, Evan T.	Vice President, PIMCO and PIMCO Japan Limited.

Pardi, Peter Paul	Senior Vice President, PIMCO and PIMCO Europe Limited.

Parikh, Saumil H.	Vice President, PIMCO and PIMCO Japan Limited.

Paulson, Bradley W.	Executive Vice President, PIMCO.

Perez, Keith	Senior Vice President, PIMCO.

Pflug, Bruce	Senior Vice President, PIMCO.

Phansalkar, Mohan V.	Managing Director, Chief Legal Officer and Secretary, PIMCO; Chief Legal Officer, the Trust, PIMCO Commercial Mortgage Securities Trust, Inc., PIMCO Variable Insurance Trust; and Secretary, StocksPLUS Management, Inc.

Philip, Elizabeth M.	Executive Vice President, PIMCO.

Pimentel, Rudy	Vice President, PIMCO.

Pittman, David J.	Senior Vice President, PIMCO.

Plein, Jeffrey L.	Vice President, PIMCO and PIMCO Japan Limited.

Podlich III, William F.	Consulting Managing Director, PIMCO.

Porterfield, Mark	Executive Vice President, PIMCO.

Portfillo, Alfonso A.	Vice President, PIMCO.

Name	Business and Other Connections
Powers, William C.	Managing Director and Executive Committee Member, PIMCO; Senior Vice President, PIMCO Commercial Mortgage Securities Trust, Inc.

Prince, Jennifer L.	Vice President, PIMCO.

Puffer, Marlene	Senior Vice President, PIMCO.

Qu, Wendong	Vice President, PIMCO.

Raessler, Susan	Vice President, PIMCO.

Ramos, Sofia	Vice President, PIMCO.

Ramsey, James	Senior Vice President, PIMCO.

Ravano, Emanuele	Executive Vice President, PIMCO and PIMCO Europe Limited.

Reimer, Danelle J.	Vice President, PIMCO.

Reimer, Ronald M.	Senior Vice President, PIMCO.

Reisz, Paul W.	Senior Vice President, PIMCO.

Repoulis, Yiannis	Vice President, PIMCO and PIMCO Europe Limited.

Reynolds, Stephen E.	Vice President, PIMCO.

Rice, Thomas	Vice President, PIMCO.

Riley, Donna	Vice President, PIMCO.

Rodgerson, Carol E.	Vice President, PIMCO.

Rodosky, Stephen A.	Senior Vice President, PIMCO.

Rollins, Melody	Vice President, PIMCO.

Romano, Mark A.	Senior Vice President, PIMCO.

Roney, Scott L.	Executive Vice President, PIMCO.

Rosiak, Jason R.	Senior Vice President, PIMCO.

Rowe, Cathy T.	Vice President, PIMCO.

Name	Business and Other Connections
Ru-Bor Lee, Robert	Vice President, PIMCO.

Ruthen, Seth R.	Executive Vice President, PIMCO.

Saito, Yoshimitsu	Vice President, PIMCO.

Sargent, Jeffrey M.	Executive Vice President, PIMCO; Senior Vice President, the Trust, PIMCO Commercial Mortgage Securities Trust, Inc., PIMCO Variable Insurance Trust, Allianz Funds, and PIMCO Strategic Global Government Fund, Inc.

Schmider, Ernest L.	Managing Director, PIMCO; President, the Trust, PIMCO Commercial Mortgage Securities Trust, Inc. and PIMCO Variable Insurance Trust; Senior Vice President, PIMCO Strategic Global Government Fund, Inc.; Director and Assistant Secretary, StocksPLUS Management, Inc.

Schucking, Ivor E.	Executive Vice President, PIMCO.

Schulist, Stephen O.	Senior Vice President, PIMCO.

Schultes, Adriano	Vice President, PIMCO.

Scibisz, Iwona E.	Vice President, PIMCO.

Seksaris, Rahul	Vice President, PIMCO.

Sejima, Toru	Vice President, PIMCO.

Seliga, Denise C.	Executive Vice President, Chief Compliance Officer, PIMCO.

Sellers, Devin L.	Senior Vice President, PIMCO.

Shaler, Timothy L.	Senior Vice President, PIMCO.

Sheehy, Erica H.	Vice President, PIMCO.

Shen, James K.	Vice President, PIMCO and PIMCO Asia Pte Ltd.

Shepherd, Julie M.	Vice President, PIMCO.

Simon, W. Scott	Managing Director, PIMCO.

Spalding, Scott M.	Vice President, PIMCO.

Name	Business and Other Connections
Spicijaric, Jennifer N.	Vice President, PIMCO.

Stauffer, Christina	Vice President, PIMCO.

Strelow, Peter G.	Vice President, PIMCO.

Suskind, Don	Vice President, PIMCO.

Takano, Makoto	Executive Vice President, PIMCO and PIMCO Japan Limited.

Takechi, Yoichi	Vice President, PIMCO and PIMCO Japan Limited.

Takeuchi, Ichiro	Vice President, PIMCO.

Telish, Christine M.	Vice President, PIMCO.

Tersin, Dominique	Vice President, PIMCO.

Theodore, Kyle J., Jr.	Senior Vice President, PIMCO.

Thompson, William S.	Chief Executive Officer, Managing Director and Executive Committee Member, PIMCO; Director and President, StocksPLUS Management, Inc.; Senior Vice President, the Trust, PIMCO Commercial Mortgage Securities Trust, Inc. and PIMCO Variable Insurance Trust.

Thurston, Powell C.	Vice President, PIMCO.

Tsuboto, Shiro	Vice President, PIMCO.

Tyson, Richard E.	Executive Vice President, PIMCO.

Vallarta-Jordal, Maria-Theresa F.	Vice President, PIMCO.

Van de Zilver, Peter A.	Vice President, PIMCO.

Van Heel, Marc	Senior Vice President, PIMCO and PIMCO Europe Limited.

Velicer, Erik	Vice President, PIMCO.

Viana, David	Vice President, PIMCO.

Weil, Richard M.	Managing Director, Chief Operating Officer and Executive Committee Member, PIMCO.

Name	Business and Other Connections
White, Timothy C.	Vice President, PIMCO.

Whitton, Bransby	Vice President, PIMCO.

Willemsen, Michael J.	Vice President, PIMCO, the Trust, PIMCO Commercial Mortgage Securities Trust, Inc., PIMCO Variable Insurance Trust and PIMCO Strategic Global Government Fund, Inc.

Williams, Charles A., III	Vice President, PIMCO.

Wilner, Mitchell W.	Senior Vice President, PIMCO.

Wilson, John F.	Executive Vice President, PIMCO and PIMCO Australia Pty Limited.

Wilson, Susan L.	Executive Vice President, PIMCO.

Witham, Tamara L.	Vice President, PIMCO.

Wood, George H.	Executive Vice President, PIMCO.

Worah, Mihir P.	Senior Vice President, PIMCO.

Wyman, Charles C.	Executive Vice President, PIMCO.

Yamamoto, Shinichi	Vice President, PIMCO.

Yi, Rosa	Vice President, PIMCO.

Yocham, Don	Vice President, PIMCO.

Young, David	Executive Vice President, PIMCO and PIMCO Europe Limited.

Yu, Cheng-Yuan	Senior Vice President, PIMCO.

Yu, Walter	Vice President, PIMCO.

Zarutsky, Lori	Vice President, PIMCO.

Zhang, David	Vice President, PIMCO.

Zhu, Changhong	Managing Director, PIMCO.

The address of PIMCO is 840 Newport Center Drive, Newport Beach, CA 92660.

The address of Allianz Global Investors of America L.P. is 888 San Clemente Drive, Suite 100, Newport Beach, CA 92660.

The address of Allianz Global Investors Distributors LLC is 2187 Atlantic Street, Stamford, CT 06902.

Item 27. Principal Underwriters

(a)	Allianz Global Investors Distributors LLC (the “Distributor”) serves as Distributor of Shares of the Trust. The Distributor also acts as the principal underwriter for the Allianz Funds. The Distributor is an indirect subsidiary of Allianz Global Investors of America L.P.

(b)

Name and Principal Business Address*	Positions and Offices with Underwriter	Positions and Offices with Registrant
Aarts, Erik M.	Senior Vice President, Portfolio Specialist – Fixed Income	None

Andresen, Kiley	Vice President, Senior National Accounts Manager	None

Baca, Lincoln	Senior Vice President	None

Barnes, Donna E.	Compliance Officer	None

Brannan, Mike	Senior Vice President	None

Brennan, Deborah P.	Vice President, Compliance Officer	None

Brown, Matt	Senior Vice President	None

Bruce, Fred	Vice President	None

Burke, Martin	Senior Vice President, Divisional Sales Manager	None

Cahill, Paul	Vice President	None

Colombo, Cindy	Vice President, Retirement Plans	None

Cotton, Lesley	Vice President, Senior Copywriter	None

Name and Principal Business Address*	Positions and Offices with Underwriter	Positions and Offices with Registrant
Daly, Daniel	Vice President, Director, On-Line Marketing	None

DeNicolo, Paul	Vice President	None

Fessel, Jonathan P.	Senior Vice President	None

Gallagher, Michael J.	Vice President	None

Gengo, Joseph	Vice President	None

Gray, Ronald H.	Senior Vice President	None

Hally, Dan	Vice President	None

Ham, JoAnn	Senior Vice President	None

Hammond, Ned	Senior Vice President	None

Harrington, John	Vice President	None

Hayes, Derek B.	Senior Vice President, Mutual Fund Operations	None

Hofmann, Christoph	Senior Vice President, Offshore Funds	None

Hooper, Kristina	Vice President, Portfolio Specialist – Equities	None

Horan, Christopher	Vice President	None

Howell, Steve	Vice President, Mutual Fund Operations	None

Hussey, John B.	Vice President	None

Jacobs, Brian	Managing Director, National Sales Director	None

Jobe, Stephen R.	Senior Vice President, Marketing	None

Name and Principal Business Address*	Positions and Offices with Underwriter	Positions and Offices with Registrant
Kanode, Dustin	Vice President	None

Knauss, Michael J.	Vice President, Web Production Manager	None

Koenigsberg, Jed	Vice President, Portfolio Specialist - Fixed Income	None

Laing, Andrew G.	Vice President	None

Laut, Stephen	Senior Vice President	None

Lynch, William E.	Senior Vice President, Divisional Sales Manager	None

Maginn, Stephen	Managing Director, Executive Vice President	None

Maloney, Andy	Vice President	None

Maney, John C.	Chief Financial Officer	None

McAdams, Ann	Vice President	None

McMenamin, Joseph	Senior Vice President	None

Meyer, Wayne	Senior Vice President	None

Meyers, Andrew J.	Managing Director, Executive Vice President, Director of Marketing	None

Milburn, R. Lee	Senior Vice President	None

Moore, E. Blake, Jr.	Managing Director and Chief Executive Officer	None

Moyer, Fiora N.	Senior Vice President	None

Murphy, George	Vice President	None

Neugebauer, Phil J.	Managing Director, Public Relations	None

Name and Principal Business Address*	Positions and Offices with Underwriter	Positions and Offices with Registrant
Nguyen, Vinh T.	Senior Vice President, Controller	None

Orr, Kelly	Vice President	None

Parker, Gregory S.	Vice President	None

Pearlman, Joffrey H.	Senior Vice President	None

Pisapia, Glynne	Senior Vice President	None

Poli, Frank C.	Executive Vice President	None

Quigley, Jennifer	Vice President	None

Rose, Scott	Vice President	None

Rosoff, Jay	Senior Vice President, Divisional Sales Manager	None

Rudman, Stephen M.	Senior Vice President, Divisional Sales Manager	None

Saigol, Shahid	Vice President	None

Schott, Newton B., Jr.	Managing Director, General Counsel, Executive Vice President, Chief Administrative Officer and Secretary	None

Smith, Cathy	Senior Vice President, Communications Director	None

Smith Jr., Eugene M.	Senior Vice President, Design Director	None

Smith, Marty R.	Senior Vice President	None

Smith, Stewart A.	Assistant Secretary	None

Teceno, Fred	Vice President	None

Thomas, William H., Jr.	Senior Vice President, Divisional Sales Manager	None

Name and Principal Business Address*	Positions and Offices with Underwriter	Positions and Offices with Registrant
Thompson, Kathleen C.	Vice President, National Accounts Liaison Manager	None

Troyer, Paul H.	Senior Vice President	None

Vlachos, Teresa	Vice President, Sales Desk Manager	None

Ward, James G.	Director of Human Resources	None

Willett, Nick	Senior Vice President, Divisional Sales Manager	None

Zimmerman, Glen A.	Vice President, Marketing	None

*	The business address of all officers of the Distributor is either 2187 Atlantic Street, Stamford, CT 06902 or 840 Newport Center Drive, Newport Beach, CA 92660.

Item 28. Location of Accounts and Records

The account books and other documents required to be maintained by Registrant pursuant to Section 22(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of Pacific Investment Management Company, 840 Newport Center Drive, Newport Beach, California 92660, State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, Missouri 64105, and Shareholder Services, Inc., P.O. Box 5866, Denver, Colorado 80217.

Item 29. Management Services

Not applicable

Item 30. Undertakings

Not applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements of effectiveness of the Registration Statement pursuant to Rule 485(b) under the Securities Act 1933 and has duly caused this Post-Effective Amendment No. 101 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington in the District of Columbia on the 29th day of July, 2005.

PIMCO FUNDS (Registrant)

By:
Ernest L. Schmider***
President

*By:	/s/ ROBERT W. HELM
Robert W. Helm

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date
	Trustee	July 29, 2005
Brent R. Harris*

	Trustee	July 29, 2005

William J. Popejoy*

	Trustee	July 29, 2005

Vern O. Curtis*

	Trustee	July 29, 2005

E. Philip Cannon**

	Trustee	July 29, 2005

J. Michael Hagan**

	President (Principal Executive Officer)	July 29, 2005
Ernest L. Schmider***

	Treasurer (Principal Financial and Accounting Officer)	July 29, 2005
John P. Hardaway*

*By:	/s/ ROBERT W. HELM
Robert W. Helm
as attorney-in-fact

*	Pursuant to power of attorney filed with Post-Effective Amendment No. 36 to Registration Statement No. 33-12113 on July 11, 1997.
**	Pursuant to power of attorney filed with Post-Effective Amendment No. 54 to Registration Statement No. 33-12113 on May 18, 2000.
***	Pursuant to power of attorney filed with Post-Effective Amendment No. 99 to Registration Statement No. 33-12113 on May 27, 2005.

Exhibit List

Exhibit Number	Exhibit Name
99	Consent of PricewaterhouseCoopers LLP.